UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	08-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

ANNUAL SHAREHOLDER REPORT
American Century California Municipal Bond ETF

NYSE Arca, Inc. (CATF)	August 31, 2026

This annual shareholder report contains important information about American Century California Municipal Bond ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century California Municipal Bond ETF	$28	0.27%

What were the key factors that affected the fund’s performance?
American Century California Municipal Bond ETF returned 4.74% for the reporting period ended August 31, 2026.
The fund seeks high current income that is exempt from federal and California income taxes. The commentary below refers to the fund's performance compared to the S&P California AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. California munis generally underperformed national municipal bonds.
•	Sector allocation was the primary contributor to performance, largely due to overweight positions versus the index in development district and charter school bonds. An out-of-index stake in hospital bonds and an underweight in state general obligation (GO) bonds also aided results.
•	Security selection broadly boosted performance, with our choices in the state GO, dedicated tax, public university, airport and water and sewer sectors driving results. Security selection in the development district, charter school and local GO sectors weighed on performance.
•	Our yield curve strategy modestly contributed due to curve positioning and roll-down effects, which more than offset negative duration effects.

Cumulative Performance (based on an initial $10,000 investment)
July 16, 2024 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century California Municipal Bond ETF	4.74%	2.47%	7/16/24
Regulatory Index
S&P National AMT-Free Municipal Bond	4.13%	2.22%	—
Performance Index
S&P California AMT-Free Municipal Bond	3.86%	2.22%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$83,568,152
Management Fees (dollars paid during the reporting period)	$179,594
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	314

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	97.2%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Short-Term Investments	3.1%
Other Assets and Liabilities	(0.5)%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.25%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072117

ANNUAL SHAREHOLDER REPORT
American Century Diversified Corporate Bond ETF

NYSE Arca, Inc. (KORP)	August 31, 2026

This annual shareholder report contains important information about American Century Diversified Corporate Bond ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Corporate Bond ETF	$29	0.29%

What were the key factors that affected the fund’s performance?
American Century Diversified Corporate Bond ETF returned 2.28% for the reporting period ended August 31, 2026.
The fund seeks to provide current income. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Corporate Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, investment-grade credit spreads were volatile but ended the 12-month period nearly unchanged, while high-yield spreads tightened. Most U.S. bond sectors delivered gains, led by credit-sensitive segments.
•	Sector allocation was a key contributor to performance. An out-of-index position in high-yield corporate bonds, which outperformed investment-grade corporates for the period, was the main driver. An underweight versus the index in the technology, media and telecommunications (TMT) sector also helped.
•	Security selection also contributed to performance. Our choices in the financial institutions, energy, consumer noncyclical and industrials sectors largely drove results. These results more than offset negative selection effects in the TMT sector.
•	Our yield curve strategy detracted from performance, primarily due to carry and yield curve roll-down effects.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Corporate Bond ETF	2.28%	1.43%	2.70%	1/11/18
Regulatory Index
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	1.63%	—
Performance Index
Bloomberg U.S. Corporate Bond	1.94%	-0.12%	2.35%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$926,640,627
Management Fees (dollars paid during the reporting period)	$2,144,708
Portfolio Turnover Rate	182%
Total Number of Portfolio Holdings	319

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	85.4%
Preferred Securities	4.3%
Convertible Preferred Securities	3.9%
U.S. Treasury Securities	1.7%
Municipal Securities	0.2%
Short-Term Investments	4.6%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072109

ANNUAL SHAREHOLDER REPORT
American Century Diversified Municipal Bond ETF

NYSE Arca, Inc. (TAXF)	August 31, 2026

This annual shareholder report contains important information about American Century Diversified Municipal Bond ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Diversified Municipal Bond ETF	$28	0.27%

What were the key factors that affected the fund’s performance?
American Century Diversified Municipal Bond ETF returned 4.92% for the reporting period ended August 31, 2026.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund's performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Amid persistent inflation, Federal Reserve policy uncertainty and geopolitical tensions, Treasury yields rose for the 12-month period. Municipal bond (muni) yields tracked Treasury yields higher, but munis generally outperformed Treasuries. Favorable supply/demand dynamics and credit fundamentals and attractive tax-exempt yield levels broadly supported positive returns for the period. High-yield munis outperformed, which aided the fund’s out-of-index allocation to the sector.
•	Sector allocation was a key contributor to performance. Out-of-index positions in the retirement community, corporate muni and hospital sectors were top contributors. An underweight to state general obligation bonds also aided results.
•	Security selection also broadly lifted fund performance, largely due to our choices in the dedicated tax, tax increment, airport and special assessment sectors.
•	Our yield curve strategy modestly contributed to performance, primarily due to roll-down effects, which more than offset negative results from duration and curve positioning.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Diversified Municipal Bond ETF	4.92%	0.73%	2.62%	9/10/18
S&P National AMT-Free Municipal Bond	4.13%	0.57%	2.22%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$683,808,546
Management Fees (dollars paid during the reporting period)	$1,693,942
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	794

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	99.4%
U.S. Treasury Securities	0.2%
Warrants	0.0%
Short-Term Investments	0.2%
Other Assets and Liabilities	0.2%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.25%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072505

ANNUAL SHAREHOLDER REPORT
American Century Focused Dynamic Growth ETF

NYSE Arca, Inc. (FDG)	August 31, 2026

This annual shareholder report contains important information about American Century Focused Dynamic Growth ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Dynamic Growth ETF	$48	0.45%

What were the key factors that affected the fund’s performance?
American Century Focused Dynamic Growth ETF returned 14.71% for the reporting period ended August 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Holdings within industrials contributed to relative performance, led by positioning in the aerospace and defense industry. An overweight position in Rocket Lab, a launch and space systems company, contributed positively to relative results.
•	Stock picks in the communication services sector contributed positively to relative results, driven by positioning in the interactive media and services industry. An overweight to Alphabet, parent company of Google, was the top contributor among individual holdings. An underweight allocation to Meta Platforms also supported relative returns.
•	Stock selection in the health care sector was the leading detractor by far from relative performance. The biotechnology industry weighed most on relative returns. Alnylam Pharmaceuticals, a biopharmaceutical company focused on RNA interference therapeutics, was a key detractor from relative results.
•	Stock choices within financials detracted modestly from relative performance. Positioning in the insurance and financial services industries weighed most on relative returns within financials.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Dynamic Growth ETF	14.71%	8.81%	20.51%	3/31/20
Regulatory Index
Russell 1000	19.77%	12.10%	20.11%	—
Performance Index
Russell 1000 Growth	10.82%	11.88%	21.13%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$419,755,954
Management Fees (dollars paid during the reporting period)	$1,685,582
Portfolio Turnover Rate	53%
Total Number of Portfolio Holdings	44

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.1%	Semiconductors and Semiconductor Equipment	26%
Exchange-Traded Funds	1.5%	Interactive Media and Services	18%
Short-Term Investments	0.4%	Software	12%
Other Assets and Liabilities	0.0%	Broadline Retail	7%
		Automobiles	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072810

ANNUAL SHAREHOLDER REPORT
American Century Focused Large Cap Value ETF

NYSE Arca, Inc. (FLV)	August 31, 2026

This annual shareholder report contains important information about American Century Focused Large Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Focused Large Cap Value ETF	$46	0.42%

What were the key factors that affected the fund’s performance?
American Century Focused Large Cap Value ETF returned 18.67% for the reporting period ended August 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell 1000 Value Index.
•	The information technology sector dragged on relative performance, primarily because of stock selection. Within the sector, the semiconductors and semiconductor equipment industry detracted. Not owning memory chip maker Micron Technology was the single largest detractor in the sector and overall.
•	The consumer staples sector detracted from relative performance as an overweight position hurt. Within the sector, the personal care products industry detracted, with an overweight position in Kenvue acting as a notable drag.
•	An underweight position in the consumer discretionary sector contributed to relative performance, as the fund had little or no exposure in most underlying industries.
•	Stock selection in the communication services sector helped results. Inside the interactive media and services industry, not owning Meta Platforms helped.

Cumulative Performance (based on an initial $10,000 investment)
March 31, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Focused Large Cap Value ETF	18.67%	10.27%	15.92%	3/31/20
Regulatory Index
Russell 1000	19.77%	12.10%	20.11%	—
Performance Index
Russell 1000 Value	29.72%	11.84%	18.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$381,641,984
Management Fees (dollars paid during the reporting period)	$1,339,462
Portfolio Turnover Rate	61%
Total Number of Portfolio Holdings	50

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.5%	Oil, Gas and Consumable Fuels	7%
Other Assets and Liabilities	0.2%	Capital Markets	7%
		Health Care Equipment and Supplies	6%
		Software	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072794

ANNUAL SHAREHOLDER REPORT
American Century Large Cap Equity ETF

NYSE Arca, Inc. (ACLC)	August 31, 2026

This annual shareholder report contains important information about American Century Large Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Equity ETF	$42	0.39%

What were the key factors that affected the fund’s performance?
American Century Large Cap Equity ETF returned 15.65% for the reporting period ended August 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the S&P 500 Index.
•	The leading contribution to relative results came from stock selection in the communication services sector. Stock choices in the interactive media and services industry helped most. The key individual contribution came from an underweight allocation to social media giant Meta Platforms, the parent of Facebook.
•	Holdings within the real estate sector also contributed positively to relative performance. Positioning among health care real estate investment trusts (REITs) and specialized REITs made these industries sources of strength within the sector.
•	Stock selection in information technology stocks detracted most from relative results. Picks within the semiconductors and semiconductor equipment industry were the main source of weakness. An underweight allocation to chip maker Advanced Micro Devices was the number-one detractor from relative performance for the period.
•	Positioning in the health care sector detracted. An underweight position and stock choices in the pharmaceuticals industry hurt most. Here, an overweight position in animal health care company Zoetis was a top 10 detractor from relative results across the entire portfolio.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Large Cap Equity ETF	15.65%	9.60%	14.57%	7/13/20
S&P 500	20.38%	12.79%	17.30%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$325,806,248
Management Fees (dollars paid during the reporting period)	$1,119,883
Portfolio Turnover Rate	20%
Total Number of Portfolio Holdings	100

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Semiconductors and Semiconductor Equipment	19%
Short-Term Investments	0.3%	Software	11%
Other Assets and Liabilities	0.1%	Interactive Media and Services	6%
		Technology Hardware, Storage and Peripherals	6%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072752

ANNUAL SHAREHOLDER REPORT
American Century Large Cap Growth ETF

NYSE Arca, Inc. (ACGR)	August 31, 2026

This annual shareholder report contains important information about American Century Large Cap Growth ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Large Cap Growth ETF	$41	0.39%

What were the key factors that affected the fund’s performance?
American Century Large Cap Growth ETF returned 11.82% for the reporting period ended August 31, 2026.
The fund seeks capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection in information technology contributed most to relative results. Within the sector, positioning in the semiconductors and semiconductor equipment industry helped most. An overweight position in shares of semiconductor equipment maker Applied Materials was the number-one overall contributor for the period.
•	Positioning in the communication services sector was another source of strength, as stock choices and an underweight to the lagging sector contributed. Within this segment, interactive media and services stocks aided performance most, led by an overweight stake in search and cloud giant Alphabet.
•	At the other end of the spectrum, health care stocks were the main source of weakness. An underweight allocation and stock choices made the health care providers and services industry a leading detractor, as did an underweight allocation for the biotechnology industry.
•	In a period when the portfolio performed well on both relative and absolute bases, the energy sector was a modest detractor. Here, it hurt relative results to be underweight a winning sector. Our stock choices in the space also detracted slightly from relative performance.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Large Cap Growth ETF	11.82%	10.44%	11.62%	6/29/21
Regulatory Index
Russell 1000	19.77%	12.10%	12.74%	—
Performance Index
Russell 1000 Growth	10.82%	11.88%	12.91%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$10,491,199
Management Fees (dollars paid during the reporting period)	$57,531
Portfolio Turnover Rate	41%
Total Number of Portfolio Holdings	91

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	25%
Short-Term Investments	0.2%	Software	15%
Other Assets and Liabilities	0.0%	Interactive Media and Services	12%
		Technology Hardware, Storage and Peripherals	8%
		Financial Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072380

ANNUAL SHAREHOLDER REPORT
American Century Mid Cap Growth Impact ETF

NYSE Arca, Inc. (MID)	August 31, 2026

This annual shareholder report contains important information about American Century Mid Cap Growth Impact ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Mid Cap Growth Impact ETF	$46	0.45%

What were the key factors that affected the fund’s performance?
American Century Mid Cap Growth Impact ETF returned 4.34% for the reporting period ended August 31, 2026.
This fund seeks long-term capital growth. The commentary below refers to the fund's performance compared to the Russell Midcap Growth Index.
•	Stock selection in information technology contributed positively to relative performance. Within the sector, the IT services industry helped. Okta, an identity and access management service provider, was a key contributor.
•	An underweight in the communication services sector contributed to relative results. In the entertainment industry, not owning online game platform ROBLOX benefited results.
•	Stock selection in consumer discretionary detracted. Within the sector, the specialty retail industry detracted, and an overweight in Tractor Supply Company hurt relative returns. Across all sectors, cybersecurity software provider Zscaler was a key detractor.
•	The consumer staples sector also detracted from relative performance, particularly in the consumer staples distribution and retail industry. An overweight position in Sprouts Farmers Market hurt relative returns.

Cumulative Performance (based on an initial $10,000 investment)
July 13, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Mid Cap Growth Impact ETF	4.34%	2.97%	10.29%	7/13/20
Regulatory Index
Russell 3000	20.10%	11.80%	16.79%	—
Performance Index
Russell Midcap Growth	-1.16%	4.27%	10.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,779,105
Management Fees (dollars paid during the reporting period)	$424,960
Portfolio Turnover Rate	67%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	98.9%	IT Services	18%
Short-Term Investments	1.1%	Hotels, Restaurants and Leisure	9%
Other Assets and Liabilities	0.0%	Semiconductors and Semiconductor Equipment	8%
		Oil, Gas and Consumable Fuels	8%
		Biotechnology	6%

Fund Changes
Effective October 12, 2026, American Century Mid Cap Growth Impact ETF will be renamed as American Century Mid Cap Growth Insights ETF, and the ticker will change from MID to ACMG. The fund will no longer have a policy to focus its investments in securities of companies aligning with the United Nations Sustainable Development Goals. The fund will be de-listed from the NYSE Arca, Inc. and re-listed on Cboe BZX Exchange, Inc.
Effective October 12, 2026, the fund’s management fee will be restated to reflect the 0.06% decrease in the management fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072760

ANNUAL SHAREHOLDER REPORT
American Century Multisector Floating Income ETF

NYSE Arca, Inc. (FUSI)	August 31, 2026

This annual shareholder report contains important information about American Century Multisector Floating Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Floating Income ETF	$27	0.26%

What were the key factors that affected the fund’s performance?
American Century Multisector Floating Income ETF returned 4.81% for the reporting period ended August 31, 2026.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Month Treasury Bill Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, investment-grade credit spreads were volatile but ended the 12-month period nearly unchanged, while high-yield spreads tightened. Most U.S. bond sectors delivered gains.
•	Credit-sensitive bond sectors generally outperformed government securities for the period, and our out-of-index allocation to securitized securities boosted performance.
•	Within the securitized sector, our exposure to credit subsectors drove results. Specifically, non-agency commercial mortgage-backed securities, collateralized loan obligations, asset-backed securities and non-agency collateralized mortgage obligations (CMOs) were top contributors. Among agency subsectors, agency CMOs contributed modestly.
•	An underweight position versus the index in government securities contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
March 14, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Multisector Floating Income ETF	4.81%	6.02%	3/14/23
Regulatory Index
Bloomberg U.S. Aggregate Bond	1.89%	3.46%	—
Performance Index
Bloomberg U.S. 1-3 Month Treasury Bill	3.84%	4.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$32,819,207
Management Fees (dollars paid during the reporting period)	$76,394
Portfolio Turnover Rate	109%
Total Number of Portfolio Holdings	88

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Commercial Mortgage-Backed Securities	29.8%
Collateralized Loan Obligations	29.2%
Asset-Backed Securities	16.6%
Collateralized Mortgage Obligations	15.1%
U.S. Treasury Securities	7.6%
Short-Term Investments	2.9%
Other Assets and Liabilities	(1.2)%

Fund Changes
Effective September 14, 2026, American Century Multisector Floating Income ETF will be renamed as American Century Ultrashort Income ETF. The fund will no longer have a policy to invest at least 80% of the fund’s assets in floating rate securities.
Effective August 1, 2026, the fund’s management fee was reduced to 0.19%.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072224

ANNUAL SHAREHOLDER REPORT
American Century Multisector Income ETF

NYSE Arca, Inc. (MUSI)	August 31, 2026

This annual shareholder report contains important information about American Century Multisector Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Multisector Income ETF	$35	0.35%

What were the key factors that affected the fund’s performance?
American Century Multisector Income ETF returned 2.52% for the reporting period ended August 31, 2026.
The fund seeks to provide a high level of current income and total return. The commentary below refers to the fund's performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, investment-grade credit spreads were volatile but ended the 12-month period nearly unchanged, while high-yield spreads tightened. Most U.S. bond sectors delivered gains, led by credit-sensitive segments.
•	Sector allocation drove results, largely due to an out-of-index position in high-yield credit, which outperformed investment-grade credit. An underweight position versus the index in government securities also contributed, as did an overweight to emerging markets debt.
•	Security selection also broadly contributed to results. Our selections in investment-grade credit and credit-sensitive securitized subsectors were key performance drivers. Selections among emerging markets securities also helped.
•	Our yield curve strategy detracted from results, primarily due to curve positioning and carry and roll-down effects. Positive results from our duration stance helped offset some negative effects.

Cumulative Performance (based on an initial $10,000 investment)
June 29, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Multisector Income ETF	2.52%	1.99%	2.07%	6/29/21
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	-0.08%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$262,648,805
Management Fees (dollars paid during the reporting period)	$718,488
Portfolio Turnover Rate	173%
Total Number of Portfolio Holdings	393

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	40.3%
U.S. Treasury Securities	16.7%
Asset-Backed Securities	14.5%
Collateralized Mortgage Obligations	7.5%
Convertible Preferred Securities	4.5%
Preferred Securities	3.1%
Commercial Mortgage-Backed Securities	2.7%
U.S. Government Agency Mortgage-Backed Securities	2.3%
Bank Loan Obligations	1.4%
Municipal Securities	0.9%
Sovereign Governments and Agencies	0.9%
Short-Term Investments	4.5%
Other Assets and Liabilities	0.7%

Fund Changes
Effective September 14, 2026, American Century Multisector Income ETF will be renamed as American Century Core Plus Income ETF and the funds ticker will change from MUSI to ABND.
Effective September 14, 2026, the fund’s management fee will be restated to reflect the 0.06% decrease in the management fee schedule.

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072398

ANNUAL SHAREHOLDER REPORT
American Century Quality Diversified International ETF

NYSE Arca, Inc. (QINT)	August 31, 2026

This annual shareholder report contains important information about American Century Quality Diversified International ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Quality Diversified International ETF	$40	0.36%

What were the key factors that affected the fund’s performance?
American Century Quality Diversified International ETF returned 24.75% for the reporting period ended August 31, 2026.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Index.
•	Stock picks in the industrials sector contributed positively to relative results. The professional services and aerospace and defense industries were key contributors within the sector. An underweight position in German military equipment manufacturer Rheinmetall was a leading source of strength.
•	Security selection made the energy sector a key contributor to relative performance. Oil, gas and consumable fuels was the leading industry contributor. Within the sector, an overweight position in Equinor, a Norwegian integrated energy company, helped performance most.
•	Positioning in the consumer discretionary sector detracted most from relative results. Selection and allocation decisions meant the textiles, apparel and luxury goods industry detracted most within the sector. An overweight position in luxury goods designer Hermes International was a key source of weakness.
•	Stock selection across information technology detracted from relative returns. The semiconductors and semiconductor equipment industry was the primary drag within the sector. An underweight position in ASML Holding, a manufacturer of photolithography systems used in chip production, weighed on relative performance.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century Quality Diversified International ETF	24.75%	9.94%	10.65%	9/10/18
MSCI World ex USA	22.35%	9.75%	9.92%	—
American Century Quality Diversified International Equity	25.18%	N/A	N/A	—

The inception date of the American Century Quality Diversified International Equity Index was March 23, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$788,032,066
Management Fees (dollars paid during the reporting period)	$1,908,831
Portfolio Turnover Rate	65%
Total Number of Portfolio Holdings	369

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.2%	Japan	20%
Warrants	0.0%	United Kingdom	12%
Short-Term Investments	3.4%	Canada	10%
Other Assets and Liabilities	(2.6)%	Germany	7%
		France	7%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.33%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072406

ANNUAL SHAREHOLDER REPORT
American Century Securitized Credit ETF

The Nasdaq Stock Market LLC (ASEC)	August 31, 2026

This annual shareholder report contains important information about American Century Securitized Credit ETF for the period of May 27, 2026 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Securitized Credit ETF	$8	0.29%
*The costs of an investment would have been greater had the class been available for a full year.

Fund Statistics
Net Assets	$19,954,276
Management Fees (dollars paid during the reporting period)	$15,255
Portfolio Turnover Rate	90%
Total Number of Portfolio Holdings	107

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Asset-Backed Securities	51.2%
Collateralized Mortgage Obligations	30.7%
Commercial Mortgage-Backed Securities	12.8%
Corporate Bonds	2.0%
U.S. Treasury Securities	1.8%
Short-Term Investments	2.3%
Other Assets and Liabilities	(0.8)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A861

ANNUAL SHAREHOLDER REPORT
American Century Select High Yield ETF

NYSE Arca, Inc. (AHYB)	August 31, 2026

This annual shareholder report contains important information about American Century Select High Yield ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Select High Yield ETF	$46	0.45%

What were the key factors that affected the fund’s performance?
American Century Select High Yield ETF returned 4.64% for the reporting period ended August 31, 2026.
The fund seeks to provide high current income. The commentary below refers to the fund’s performance compared to the ICE BofA U.S. High Yield Constrained (BB-B) Index.
•	Stable economic growth, a strong supply/demand dynamic and resilient credit fundamentals generally supported high-yield market gains for the reporting period. However, concerns about private credit, artificial intelligence (AI), the conflict in Iran, oil prices, inflation and Federal Reserve policy challenged market sentiment during the year. AI-related investment accelerated, leading to significant amounts of high-yield debt issuance to fund data center build-outs.
•	Positive security selection among bonds with BB credit ratings aided fund performance, while lower-credit-quality segments detracted slightly. Underweight positions versus the index in software and wireline telecommunications companies also contributed.
•	In the media sector, our efforts in the entertainment industry contributed to results. Specifically, our underweight position in Paramount and security selection in the Warner Bros. Discovery corporate structure added value. We expected Paramount to reach a settlement with the state of California to allow the merger of the two companies to proceed.
•	The building materials sector was the main performance detractor. Market participants realized an anticipated recovery in the housing market would be delayed until 2027 or 2028. Our small position in luxury retailer Saks Global also weighed on results, as the company filed for bankruptcy in January.

Cumulative Performance (based on an initial $10,000 investment)
November 16, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Select High Yield ETF	4.64%	3.82%	11/16/21
Regulatory Index
Bloomberg U.S. Aggregate Bond	1.89%	-0.01%	—
Performance Index
ICE BofA U.S. High Yield Constrained (BB-B)	5.30%	4.10%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$62,167,930
Management Fees (dollars paid during the reporting period)	$255,498
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	624

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	95.5%
Common Stocks	0.0%
Short-Term Investments	6.0%
Other Assets and Liabilities	(1.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072331

ANNUAL SHAREHOLDER REPORT
American Century Short Duration Strategic Income ETF

The Nasdaq Stock Market LLC (SDSI)	August 31, 2026

This annual shareholder report contains important information about American Century Short Duration Strategic Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century Short Duration Strategic Income ETF	$33	0.32%

What were the key factors that affected the fund’s performance?
American Century Short Duration Strategic Income ETF returned 3.83% for the reporting period ended August 31, 2026.
The fund seeks income. As a secondary objective, the fund seeks long-term capital appreciation. The commentary below refers to the fund's performance compared to the Bloomberg U.S. 1-3 Year Government/Credit Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, investment-grade credit spreads were volatile but ended the 12-month period nearly unchanged, while high-yield spreads tightened. Most U.S. bond sectors delivered gains, led by credit-sensitive segments.
•	Sector allocation was the main driver of performance, largely due to out-of-index positions in securitized and high-yield corporate securities and an underweight versus the index in government securities.
•	An overweight position in investment-grade credit modestly contributed, while security selection within the allocation was a top contributor. Security selection among emerging markets debt also aided results.
•	Our yield curve strategy detracted overall, primarily due to duration and yield curve positioning.

Cumulative Performance (based on an initial $10,000 investment)
October 11, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
American Century Short Duration Strategic Income ETF	3.83%	5.75%	10/11/22
Regulatory Index
Bloomberg U.S. Aggregate Bond	1.89%	4.16%	—
Performance Index
Bloomberg U.S. 1-3 Year Government/Credit Bond	2.69%	4.23%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$291,438,598
Management Fees (dollars paid during the reporting period)	$573,343
Portfolio Turnover Rate	316%
Total Number of Portfolio Holdings	413

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	41.0%
Asset-Backed Securities	15.0%
Collateralized Mortgage Obligations	14.2%
U.S. Treasury Securities	11.8%
Convertible Preferred Securities	5.6%
Preferred Securities	3.4%
Commercial Mortgage-Backed Securities	3.3%
Collateralized Loan Obligations	1.9%
Bank Loan Obligations	1.1%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	0.3%
Other Assets and Liabilities	1.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072257

ANNUAL SHAREHOLDER REPORT
American Century Small Cap Growth Insights ETF

Cboe BZX Exchange, Inc. (ACSG)	August 31, 2026

This annual shareholder report contains important information about American Century Small Cap Growth Insights ETF for the period of October 14, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Growth Insights ETF	$47	0.49%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
American Century Small Cap Growth Insights ETF returned 19.81% for the reporting period ended August 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Growth Index.
•	Stock picks in information technology contributed positively to relative results. Within the sector, the semiconductors and semiconductor equipment industry was a contributor. Avoiding Rigetti Computing, a quantum computing hardware company, which declined, contributed positively.
•	Holdings within industrials also contributed positively to relative performance. The aerospace and defense industry was a contributor within the sector. Not owning defense contractor AeroVironment helped.
•	Equity selection across consumer discretionary detracted from relative results. Picks within the hotels, restaurants and leisure industry weighed on relative performance. An off-benchmark position in fitness club franchise Planet Fitness hurt.
•	The portfolio was overweight utilities, and this positioning detracted from relative returns. In the independent power and renewable electricity producers industry, owning TransAlta and Talen Energy hurt.

Cumulative Performance (based on an initial $10,000 investment)
October 14, 2025 through August 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
American Century Small Cap Growth Insights ETF	19.81%	10/14/25
Regulatory Index
Russell 3000	16.59%	—
Performance Index
Russell 2000 Growth	14.63%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$50,938,337
Management Fees (dollars paid during the reporting period)	$62,555
Portfolio Turnover Rate	95%
Total Number of Portfolio Holdings	303

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Biotechnology	14%
Rights	0.0%	Software	9%
Warrants	0.0%	Health Care Providers and Services	6%
Short-Term Investments	0.2%	Electronic Equipment, Instruments and Components	5%
Other Assets and Liabilities	0.0%	Semiconductors and Semiconductor Equipment	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A705

ANNUAL SHAREHOLDER REPORT
American Century Small Cap Value Insights ETF

Cboe BZX Exchange, Inc. (ACSV)	August 31, 2026

This annual shareholder report contains important information about American Century Small Cap Value Insights ETF for the period of October 14, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
American Century Small Cap Value Insights ETF	$48	0.49%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
American Century Small Cap Value Insights ETF returned 22.73% for the reporting period ended August 31, 2026.
The fund seeks long-term capital growth. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	The information technology sector was the leading detractor from relative performance, with stock selection having a negative impact. In the electronic equipment, instruments and components industry, not owning TTM Technologies, a circuit board and electronic components manufacturer, hurt.
•	Health care was the second-largest detractor from relative performance. Stock picks in the sector were negative, with biotechnology the most significant drag at the industry level. The portfolio was underweight the sector, which also detracted from relative results. Not owning Praxis Precision Medicines, which develops treatments for central nervous system disorders, dragged on results.
•	An underweight position in the utilities sector contributed to relative performance, as the fund did not own several companies in the benchmark. Not owning Oklo, a developer of advanced nuclear reactors, was particularly helpful.
•	Picks within the industrials sector contributed positively to relative performance, driven in part by the electrical equipment industry. An off-benchmark position in Argan, a power plant engineering and construction company, contributed positively.

Cumulative Performance (based on an initial $10,000 investment)
October 14, 2025 through August 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
American Century Small Cap Value Insights ETF	22.73%	10/14/25
Regulatory Index
Russell 3000	16.59%	—
Performance Index
Russell 2000 Value	25.39%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$22,306,837
Management Fees (dollars paid during the reporting period)	$48,862
Portfolio Turnover Rate	63%
Total Number of Portfolio Holdings	217

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Banks	22%
Short-Term Investments	0.3%	Oil, Gas and Consumable Fuels	9%
Other Assets and Liabilities	0.2%	Machinery	5%
		Financial Services	4%
		Chemicals	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A804

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Growth ETF

NYSE Arca, Inc. (QGRO)	August 31, 2026

This annual shareholder report contains important information about American Century U.S. Quality Growth ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Growth ETF	$30	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Growth ETF returned 7.38% for the reporting period ended August 31, 2026.
The fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Growth Index.
•	Stock selection made information technology the largest detractor from relative results. Positioning within the semiconductors and semiconductor equipment industry detracted meaningfully from relative performance. An underweight position in Micron Technology, a memory and storage chip manufacturer, hurt relative results most.
•	Positioning in the consumer discretionary sector detracted from relative returns. The specialty retail industry weighed most on relative performance in the sector. Here, home improvement retailer Lowe’s Cos. was a top 10 detractor across the entire portfolio.
•	The portfolio had no exposure to utilities. This lack of exposure contributed positively to performance compared with the index. The key contribution came from holding no electric utilities, which performed poorly for the period.
•	An underweight to financials contributed positively to relative performance. The financial services industry was a notable contributor within the sector. An underweight stake in shares of Berkshire Hathaway, a diversified holding company, made a meaningful contribution to relative results.

Cumulative Performance (based on an initial $10,000 investment)
September 10, 2018 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Growth ETF	7.38%	9.81%	14.92%	9/10/18
Regulatory Index
Russell 1000	19.77%	12.10%	14.59%	—
Performance Index
Russell 1000 Growth	10.82%	11.88%	16.74%	—
American Century U.S. Quality Growth	7.71%	N/A	N/A	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The inception date of the American Century U.S. Quality Growth Index was November 22, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,001,854,261
Management Fees (dollars paid during the reporting period)	$6,113,784
Portfolio Turnover Rate	143%
Total Number of Portfolio Holdings	190

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Software	16%
Rights	0.0%	Technology Hardware, Storage and Peripherals	11%
Short-Term Investments	0.2%	Semiconductors and Semiconductor Equipment	8%
Other Assets and Liabilities	0.2%	Aerospace and Defense	5%
		Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072307

ANNUAL SHAREHOLDER REPORT
American Century U.S. Quality Value ETF

NYSE Arca, Inc. (VALQ)	August 31, 2026

This annual shareholder report contains important information about American Century U.S. Quality Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
American Century U.S. Quality Value ETF	$31	0.29%

What were the key factors that affected the fund’s performance?
American Century U.S. Quality Value ETF returned 15.07% for the reporting period ended August 31, 2026.
The fund seeks to provide investment results that correspond, before fees and expenses, to the performance of the index. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	Stock selection made information technology the largest detractor from relative results. Positioning within the semiconductors and semiconductor equipment industry detracted meaningfully from relative performance. An underweight position in Micron Technology, a memory and storage chip manufacturer, hurt relative results most.
•	Positioning in the consumer discretionary sector detracted from relative returns. The specialty retail industry weighed most on relative performance in the sector. Here, home improvement retailer Lowe’s Cos. was a top 10 detractor across the entire portfolio.
•	An underweight to financials contributed positively to relative performance. The financial services industry was a notable contributor within the sector. An underweight stake in shares of Berkshire Hathaway, a diversified holding company, made a meaningful contribution to relative results.
•	The portfolio had no exposure to utilities. This lack of exposure contributed positively to performance compared with the index. The key contribution came from holding no electric utilities, which performed poorly for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2018 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
American Century U.S. Quality Value ETF	15.07%	9.03%	9.20%	1/11/18
Regulatory Index
Russell 1000	19.77%	12.10%	14.10%	—
Performance Index
Russell 1000 Value	29.72%	11.84%	10.90%	—
American Century U.S. Quality Value	15.51%	N/A	N/A	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The inception date of the American Century U.S. Quality Value Index was November 22, 2022.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$339,546,692
Management Fees (dollars paid during the reporting period)	$866,822
Portfolio Turnover Rate	156%
Total Number of Portfolio Holdings	226

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	8%
Short-Term Investments	0.5%	Pharmaceuticals	8%
Other Assets and Liabilities	(0.3)%	Specialty Retail	7%
		Household Products	5%
		Technology Hardware, Storage and Peripherals	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072208

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets ETF

NYSE Arca, Inc. (AVGE)	August 31, 2026

This annual shareholder report contains important information about Avantis All Equity Markets ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets ETF returned 26.02% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI.
• Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, global stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style outpaced growth.
• Allocations to valuation quartiles drove results, led by the fund’s overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed. Underweighting companies with low profitability and book-to-market traits, which underperformed, also helped.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets ETF	26.02%	21.81%	9/27/22
MSCI ACWI IMI	22.35%	21.56%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,222,805,172
Management Fees (dollars paid during the reporting period)	$249,237
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	16

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	70.7%
International Equity Funds	29.2%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.03%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072232

ANNUAL SHAREHOLDER REPORT

Avantis All Equity Markets Value ETF

NYSE Arca, Inc. (AVGV)	August 31, 2026

This annual shareholder report contains important information about Avantis All Equity Markets Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All Equity Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All Equity Markets Value ETF returned 29.19% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI IMI Value.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, global stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. Additionally, an underweight position versus the index in companies with the lowest profitability and book-to-market traits, which underperformed, also boosted results.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector exposures, byproducts of the fund’s focus on valuation metrics, modestly detracted overall, led by an overweight in the underperforming consumer discretionary sector.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All Equity Markets Value ETF	29.19%	21.33%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.35%	19.70%	—
Performance Index
MSCI ACWI IMI Value	24.97%	18.72%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$463,377,087
Management Fees (dollars paid during the reporting period)	$83,040
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	8

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.1%
International Equity Funds	37.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.03%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072216

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Equity ETF

NYSE Arca, Inc. (AVNM)	August 31, 2026

This annual shareholder report contains important information about Avantis All International Markets Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Equity ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Equity ETF returned 28.26% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest profitability metrics, which outperformed, contributed to performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance, as REITs underperformed. Remaining sector exposures, byproducts of the fund’s focus on valuation metrics, slightly detracted overall, led by an underweight in the rallying information technology sector.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Equity ETF	28.26%	21.49%	6/27/23
MSCI ACWI ex USA IMI	26.37%	18.88%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$756,694,208
Management Fees (dollars paid during the reporting period)	$163,059
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	9

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.03%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072174

ANNUAL SHAREHOLDER REPORT

Avantis All International Markets Value ETF

NYSE Arca, Inc. (AVNV)	August 31, 2026

This annual shareholder report contains important information about Avantis All International Markets Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis All International Markets Value ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis All International Markets Value ETF returned 28.83% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI ACWI ex USA IMI Value.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics was the main detractor. These companies underperformed companies with weaker valuation characteristics, which the fund underweighted.
•	Capitalization allocations broadly detracted from results. An underweight versus the index to mega-cap stocks, which outperformed, and overweights to mid-, small- and micro-cap companies, which underperformed, weighed on relative performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance. REITs underperformed for the period. Overall, sector weightings, which are byproducts of the fund’s focus on valuation metrics, modestly contributed. This was mostly due to an overweight in the rallying materials sector.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis All International Markets Value ETF	28.83%	22.46%	6/27/23
Regulatory Index
MSCI ACWI ex USA IMI	26.37%	18.88%	—
Performance Index
MSCI ACWI ex USA IMI Value	32.33%	22.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$77,114,790
Management Fees (dollars paid during the reporting period)	$13,061
Portfolio Turnover Rate	0%
Total Number of Portfolio Holdings	4

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
International Equity Funds	99.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.03%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072166

ANNUAL SHAREHOLDER REPORT
Avantis Core Fixed Income ETF

NYSE Arca, Inc. (AVIG)	August 31, 2026

This annual shareholder report contains important information about Avantis Core Fixed Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income ETF returned 1.62% for the reporting period ended August 31, 2026.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, credit spreads were volatile but ended the 12-month period nearly unchanged, and most U.S. bond sectors delivered gains.
•	An overweight versus the index to the corporate bond sector aided performance, as credit-sensitive sectors generally outperformed Treasuries.
•	However, the fund's underweight to the mortgage sector, which outperformed corporate bonds, offset some positive results.
•	The fund's yield curve positioning also weighed on results. An overweight to the intermediate portion of the yield curve and an underweight to longer-dated tenors detracted from performance as the yield curve flattened.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Core Fixed Income ETF	1.62%	-0.27%	-0.20%	10/13/20
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	-0.26%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$2,000,603,467
Management Fees (dollars paid during the reporting period)	$2,480,840
Portfolio Turnover Rate	252%
Total Number of Portfolio Holdings	861

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	62.9%
U.S. Treasury Securities	25.0%
U.S. Government Agency Mortgage-Backed Securities	19.8%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.2%
Short-Term Investments	10.7%
Other Assets and Liabilities	(19.5)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072562

ANNUAL SHAREHOLDER REPORT
Avantis Core Municipal Fixed Income ETF

NYSE Arca, Inc. (AVMU)	August 31, 2026

This annual shareholder report contains important information about Avantis Core Municipal Fixed Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Core Municipal Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Municipal Fixed Income ETF returned 4.37% for the reporting period ended August 31, 2026.
The fund seeks current income that is exempt from federal income tax. The commentary below refers to the fund’s performance compared to the S&P National AMT-Free Municipal Bond Index.
•	Favorable supply/demand dynamics and attractive relative yield levels early in the reporting period helped municipal bonds generate solid performance for the 12-month period. Municipal bonds broadly outperformed Treasuries for the period.
•	To maintain exposure to the bonds with the highest carry and roll-down, the fund held an overweight versus the benchmark to the eight- to 17-year maturity range. The fund held an underweight position among shorter-maturity municipal bonds and those with maturities of more than 22 years. This yield curve positioning aided performance.
•	The fund generally maintained a duration slightly less than the benchmark's duration.

Cumulative Performance (based on an initial $10,000 investment)
December 8, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Core Municipal Fixed Income ETF	4.37%	0.41%	0.52%	12/8/20
S&P National AMT-Free Municipal Bond	4.13%	0.57%	0.82%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$171,009,168
Management Fees (dollars paid during the reporting period)	$235,045
Portfolio Turnover Rate	18%
Total Number of Portfolio Holdings	544

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Municipal Securities	98.7%
Short-Term Investments	0.2%
Other Assets and Liabilities	1.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072695

ANNUAL SHAREHOLDER REPORT
Avantis Credit ETF

The Nasdaq Stock Market LLC (AVGB)	August 31, 2026

This annual shareholder report contains important information about Avantis Credit ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Credit ETF	$20	0.20%

What were the key factors that affected the fund’s performance?
Avantis Credit ETF returned 2.50% for the reporting period ended August 31, 2026.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg Global 1-10 Year Corp ex Emerging Markets (USD Hedged) Index.
•	U.S. investment-grade credit spreads were volatile but ended August 2026 nearly unchanged versus a year earlier. U.S. dollar-denominated corporate bonds outperformed their counterparts denominated in the euro, British pound and Canadian dollar.
•	To maximize expected return potential, given the relative attractiveness of hedged (to U.S. dollar) yield curves, the fund held an overweight versus the benchmark in non-U.S.-dollar-denominated bonds during the first half of the reporting period. This included bonds denominated in the euro, British pound and Canadian dollar. The fund also held an underweight in U.S.-dollar-denominated bonds. This positioning detracted from performance.
•	The fund’s yield curve positioning aided performance. The fund’s overweight to bonds with durations of five to seven years, which outperformed, and underweight to bonds with one- to five-year durations, which underperformed, aided results.
•	The fund maintained a duration generally in line with the benchmark.

Cumulative Performance (based on an initial $10,000 investment)
April 15, 2025 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Credit ETF	2.50%	4.32%	4/15/25
Regulatory Index
Bloomberg Global Aggregate Bond (USD Hedged)	1.75%	2.83%	—
Performance Index
Bloomberg Global 1-10 Year Corporate ex Emerging Markets (USD Hedged)	2.53%	4.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$22,916,653
Management Fees (dollars paid during the reporting period)	$26,850
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	155

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	92.7%
Short-Term Investments	6.5%
Other Assets and Liabilities	0.8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A200

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Equity ETF

NYSE Arca, Inc. (AVEM)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Equity ETF	$39	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity ETF returned 36.17% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	The fund’s overweight versus the index to companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided results. Additionally, an underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted performance.
•	Capitalization allocations broadly detracted from results. An underweight to mega-cap stocks, which outperformed, and overweights to small- and micro-cap companies, which underperformed, weighed on relative performance.

Cumulative Performance (based on an initial $10,000 investment)
September 17, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Emerging Markets Equity ETF	36.17%	10.26%	12.27%	9/17/19
MSCI Emerging Markets IMI	36.44%	8.10%	10.54%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$28,216,448,951
Management Fees (dollars paid during the reporting period)	$66,050,114
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	4,007

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	Taiwan	27%
Warrants	0.0%	South Korea	20%
Rights	0.0%	China	19%
Short-Term Investments	0.8%	India	12%
Other Assets and Liabilities	(0.7)%	Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072604

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets ex-China Equity ETF

The Nasdaq Stock Market LLC (AVXC)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets ex-China Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets ex-China Equity ETF	$41	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets ex-China Equity ETF returned 48.13% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	The fund's country allocations drove performance, largely due to China, which sharply underperformed and is represented in the index but not the fund. Additionally, overweights versus the index in South Korea and Taiwan, which significantly outperformed, boosted results.
•	The fund's emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided results. The fund's underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to performance.
•	The fund’s sector allocations, which are byproducts of the fund’s focus on valuation metrics, also lifted performance. Underweight positions in the underperforming communication services and consumer discretionary sectors were key contributors. An overweight in the rallying information technology sector also helped.

Cumulative Performance (based on an initial $10,000 investment)
March 19, 2024 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets ex-China Equity ETF	48.13%	24.91%	3/19/24
MSCI Emerging Markets IMI	36.44%	24.70%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$459,437,382
Management Fees (dollars paid during the reporting period)	$952,578
Portfolio Turnover Rate	4%
Total Number of Portfolio Holdings	2,886

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	27%
Warrants	0.0%	South Korea	24%
Rights	0.0%	India	17%
Short-Term Investments	0.6%	Brazil	6%
Other Assets and Liabilities	(0.4)%	South Africa	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A101

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Small Cap Equity ETF

NYSE Arca, Inc. (AVEE)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets Small Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Small Cap Equity ETF	$45	0.42%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Small Cap Equity ETF returned 13.66% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets Small Cap Index.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	The fund's country allocations drove much of the underperformance, largely due to the fund’s overweight versus the index to China, which underperformed, and the fund’s underweight to Taiwan, which outperformed.
•	The fund’s allocations according to valuation metrics modestly aided performance. An overweight to companies with the highest profitability and book-to-market characteristics, which outperformed, was the main contributor. Results were mixed in the remaining valuation quartiles.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2026

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
2024
2025
2026
Avantis Emerging Markets Small Cap Equity ETF - $14,707
MSCI Emerging Markets IMI - $18,530
MSCI Emerging Markets Small Cap - $15,568
MSCI Emerging Markets - $19,044

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Small Cap Equity ETF	13.66%	14.68%	11/7/23
Regulatory Index
MSCI Emerging Markets IMI	36.44%	24.48%	—
Performance Index
MSCI Emerging Markets Small Cap	19.49%	17.02%	—
MSCI Emerging Markets	39.25%	25.70%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI Emerging Markets IMI Index is more reflective of the fund's strategy as compared to the MSCI Emerging Markets Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$132,157,110
Management Fees (dollars paid during the reporting period)	$388,396
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	2,959

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	29%
Warrants	0.0%	South Korea	18%
Rights	0.0%	China	14%
Short-Term Investments	1.0%	India	14%
Other Assets and Liabilities	(0.8)%	Brazil	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072141

ANNUAL SHAREHOLDER REPORT
Avantis Emerging Markets Value ETF

NYSE Arca, Inc. (AVES)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Emerging Markets Value ETF	$40	0.36%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Value ETF returned 23.29% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI Value.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	The fund’s underweight position versus the index in mega-cap stocks, which outperformed, and overweight in small- and micro-cap stocks, which underperformed, detracted from performance.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, detracted overall. An underweight to the outperforming information technology sector was the primary detractor.
•	The fund’s allocations according to combined profitability and book-to-market characteristics detracted overall. However, an underweight to companies with the lowest combined valuation metrics contributed and helped offset some underperformance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Emerging Markets Value ETF	23.29%	9.55%	9/28/21
Regulatory Index
MSCI Emerging Markets IMI	36.44%	8.95%	—
Performance Index
MSCI Emerging Markets IMI Value	40.29%	10.82%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,543,632,917
Management Fees (dollars paid during the reporting period)	$4,192,148
Portfolio Turnover Rate	34%
Total Number of Portfolio Holdings	1,957

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.9%	Taiwan	27%
Warrants	0.0%	South Korea	21%
Rights	0.0%	China	20%
Short-Term Investments	0.4%	India	12%
Other Assets and Liabilities	(0.3)%	Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072372

ANNUAL SHAREHOLDER REPORT
Avantis Inflation Focused Equity ETF

NYSE Arca, Inc. (AVIE)	August 31, 2026

This annual shareholder report contains important information about Avantis Inflation Focused Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Inflation Focused Equity ETF	$29	0.25%

What were the key factors that affected the fund’s performance?
Avantis Inflation Focused Equity ETF returned 30.79% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	The fund’s sector allocations were key performance drivers. Overweight positions versus the index in the outperforming energy and health care sectors, which outperformed, drove results. The fund held no exposure to the underperforming consumer discretionary and communication services sectors, which also aided performance.
•	The fund’s allocations to book-to-market quartiles contributed. An overweight to companies with the highest book-to-market characteristics and underweights to companies with low book-to-market traits lifted results.

Cumulative Performance (based on an initial $10,000 investment)
September 27, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Inflation Focused Equity ETF	30.79%	15.81%	9/27/22
Russell 3000	20.10%	22.07%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$12,902,532
Management Fees (dollars paid during the reporting period)	$21,369
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	366

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.6%	Oil, Gas and Consumable Fuels	24%
Rights	0.0%	Pharmaceuticals	10%
Short-Term Investments	0.4%	Biotechnology	10%
Other Assets and Liabilities	0.0%	Insurance	10%
		Health Care Providers and Services	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072240

ANNUAL SHAREHOLDER REPORT
Avantis International Equity ETF

NYSE Arca, Inc. (AVDE)	August 31, 2026

This annual shareholder report contains important information about Avantis International Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Equity ETF	$26	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity ETF returned 25.08% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, drove results. The fund’s overweight in companies with the highest combined profitability and book-to-market characteristics, which outperformed, also contributed to relative performance.
•	The fund’s sector weightings—byproducts of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An overweight to the outperforming materials sector and an underweight to the lagging health care sector were top contributors. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs sharply underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Equity ETF	25.08%	11.02%	12.33%	9/24/19
MSCI World ex USA IMI	22.13%	9.26%	10.87%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$19,094,375,474
Management Fees (dollars paid during the reporting period)	$32,024,015
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	3,336

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Rights	0.0%	United Kingdom	12%
Warrants	0.0%	Canada	12%
Short-Term Investments	1.2%	France	8%
Other Assets and Liabilities	(0.8)%	Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072703

ANNUAL SHAREHOLDER REPORT
Avantis International Large Cap Value ETF

NYSE Arca, Inc. (AVIV)	August 31, 2026

This annual shareholder report contains important information about Avantis International Large Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Large Cap Value ETF	$29	0.25%

What were the key factors that affected the fund’s performance?
Avantis International Large Cap Value ETF returned 29.50% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Value Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s allocations by capitalization categories weighed on results. Overweights versus the index in small- and mid-cap companies, which underperformed, were main detractors. An underweight to mega-cap companies, which outperformed, also detracted.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, lifted results. An underweight versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, contributed to relative performance.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, boosted results as REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Large Cap Value ETF	29.50%	14.24%	9/28/21
Regulatory Index
MSCI World ex USA IMI	22.13%	9.96%	—
Performance Index
MSCI World ex USA Value	30.24%	15.54%	—
MSCI World ex USA	22.35%	10.45%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI World ex USA IMI Index is more reflective of the fund's strategy as compared to the MSCI World ex USA Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$2,076,109,059
Management Fees (dollars paid during the reporting period)	$3,234,924
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	597

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	20%
Short-Term Investments	0.9%	United Kingdom	14%
Other Assets and Liabilities	(0.6)%	Canada	13%
		France	8%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072364

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Equity ETF

NYSE Arca, Inc. (AVDS)	August 31, 2026

This annual shareholder report contains important information about Avantis International Small Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Equity ETF	$34	0.30%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Equity ETF returned 25.59% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided performance. An underweight position versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also contributed to results.
•	The fund’s focus on valuation metrics also drove overweights to the materials and information technology sectors, which outperformed and contributed to the fund’s relative performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, lifted performance as REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
July 18, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis International Small Cap Equity ETF	25.59%	19.05%	7/18/23
Regulatory Index
MSCI World ex USA IMI	22.13%	16.76%	—
Performance Index
MSCI World ex USA Small Cap	20.82%	16.48%	—
MSCI World ex USA	22.35%	16.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI World ex USA IMI Index is more reflective of the fund's strategy as compared to the MSCI World ex USA Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$353,743,636
Management Fees (dollars paid during the reporting period)	$700,886
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	3,059

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.7%	Japan	32%
Rights	0.0%	United Kingdom	11%
Warrants	0.0%	Canada	11%
Short-Term Investments	1.3%	Australia	9%
Other Assets and Liabilities	(1.0)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072190

ANNUAL SHAREHOLDER REPORT
Avantis International Small Cap Value ETF

NYSE Arca, Inc. (AVDV)	August 31, 2026

This annual shareholder report contains important information about Avantis International Small Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis International Small Cap Value ETF	$42	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value ETF returned 35.31% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, was a key driver of performance. An underweight position versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s focus on companies with high profitability and book-to-market characteristics drove overweight positions in the materials and energy sectors, which outperformed and were top contributors to the fund’s relative performance.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis International Small Cap Value ETF	35.31%	15.11%	15.73%	9/24/19
Regulatory Index
MSCI World ex USA IMI	22.13%	9.26%	10.87%	—
Performance Index
MSCI World ex USA Small Cap	20.82%	6.42%	10.07%	—
MSCI World ex USA	22.35%	9.75%	11.01%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI World ex USA IMI Index is more reflective of the fund's strategy as compared to the MSCI World ex USA Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$20,499,847,658
Management Fees (dollars paid during the reporting period)	$60,398,214
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	1,719

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	32%
Warrants	0.0%	United Kingdom	12%
Rights	0.0%	Canada	11%
Short-Term Investments	1.1%	Australia	9%
Other Assets and Liabilities	(0.6)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072802

ANNUAL SHAREHOLDER REPORT

Avantis Moderate Allocation ETF

NYSE Arca, Inc. (AVMA)	August 31, 2026

This annual shareholder report contains important information about Avantis Moderate Allocation ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Moderate Allocation ETF	$3	0.03%

What were the key factors that affected the fund’s performance?
Avantis Moderate Allocation ETF returned 17.88% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the custom index, which consists of 65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, global stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style outpaced growth.
•	Within the fund’s equity portfolio, allocations by valuation metrics aided relative results. An overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, was the key contributor.
•	The fund’s sector weightings, which are byproducts of the fund’s focus on companies with strong valuation metrics, modestly aided performance. Overweight positions in the outperforming energy and materials sectors were the main drivers.
•	Within the fund's fixed-income component, an overweight to the corporate sector aided performance, as credit outperformed Treasuries. However, an underweight to the mortgage sector, which outperformed credit, and yield curve positioning offset the positive results. An overweight to the intermediate portion of the curve underperformed an underweight to longer-dated tenors, on a relative basis.

Cumulative Performance (based on an initial $10,000 investment)
June 27, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Moderate Allocation ETF	17.88%	15.10%	6/27/23
Regulatory Index
MSCI ACWI IMI	22.35%	19.70%	—
Bloomberg U.S. Aggregate Bond	1.89%	3.54%	—
Performance Index
65% MSCI ACWI IMI/35% Bloomberg U.S. 1-5 Year Government/Credit Bond	15.11%	14.30%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$88,236,346
Management Fees (dollars paid during the reporting period)	$17,966
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	47.1%
Domestic Fixed Income Funds	25.6%
International Equity Funds	19.3%
International Fixed Income Funds	8.0%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.6)%

Fund Changes
Effective August 1, 2026, the fund’s management fee was reduced to 0.03%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072182

ANNUAL SHAREHOLDER REPORT
Avantis Real Estate ETF

NYSE Arca, Inc. (AVRE)	August 31, 2026

This annual shareholder report contains important information about Avantis Real Estate ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Real Estate ETF	$18	0.17%

What were the key factors that affected the fund’s performance?
Avantis Real Estate ETF returned 9.15% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the S&P Global REIT Index.
•	Against a backdrop of rising government bond yields and broad stock market gains, global real estate stocks advanced for the 12-month period.
•	The fund’s position in telecommunication tower real estate investment trusts (REITs), which are excluded from the index, detracted from performance. An underweight position versus the index in health care REITs, which outperformed, also weighed on results.
•	The fund’s underweight to REITs with the highest leverage and overweight to low-leverage REITs modestly contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
September 28, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Real Estate ETF	9.15%	2.06%	9/28/21
Regulatory Index
MSCI World IMI	20.63%	11.66%	—
Performance Index
S&P Global REIT	10.88%	2.68%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$870,698,309
Management Fees (dollars paid during the reporting period)	$1,269,451
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	323

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sectors (as a % of net assets)
Common Stocks	99.6%	Retail REITs	18%
Short-Term Investments	0.8%	Industrial REITs	17%
Other Assets and Liabilities	(0.4)%	Health Care REITs	14%
		Data Center REITs	9%
		Diversified REITs	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072356

ANNUAL SHAREHOLDER REPORT

Avantis Responsible Emerging Markets Equity ETF

NYSE Arca, Inc. (AVSE)	August 31, 2026

This annual shareholder report contains important information about Avantis Responsible Emerging Markets Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible Emerging Markets Equity ETF	$39	0.33%

What were the key factors that affected the fund’s performance?
Avantis Responsible Emerging Markets Equity ETF returned 34.59% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	Capitalization allocations broadly detracted from results. An underweight versus the index to mega-cap stocks, which outperformed, and overweights to mid-, small- and micro-cap companies, which underperformed, weighed on relative performance.
•	The fund’s overweight to companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided results. Additionally, an underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted relative performance.

Cumulative Performance (based on an initial $10,000 investment)
March 28, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible Emerging Markets Equity ETF	34.59%	13.97%	3/28/22
MSCI Emerging Markets IMI	36.44%	12.49%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$221,643,796
Management Fees (dollars paid during the reporting period)	$618,143
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	2,403

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.1%	Taiwan	28%
Warrants	0.0%	South Korea	21%
Rights	0.0%	China	17%
Short-Term Investments	0.7%	India	13%
Other Assets and Liabilities	(0.8)%	Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072315

ANNUAL SHAREHOLDER REPORT

Avantis Responsible International Equity ETF

NYSE Arca, Inc. (AVSD)	August 31, 2026

This annual shareholder report contains important information about Avantis Responsible International Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible International Equity ETF	$25	0.23%

What were the key factors that affected the fund’s performance?
Avantis Responsible International Equity ETF returned 21.36% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s allocations by capitalization categories detracted from results. An underweight versus the index to mega-cap stocks, which outperformed, and overweights to mid-, small- and micro-cap stocks, which underperformed, were key detractors.
•	The fund’s focus on valuation aided results. An overweight to companies with the highest combined profitability and book-to-market characteristics, which outperformed, lifted performance. The fund’s underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also contributed to relative performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance. REITs significantly underperformed for the 12-month period.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible International Equity ETF	21.36%	14.48%	3/15/22
MSCI World ex USA IMI	22.13%	13.40%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$358,771,337
Management Fees (dollars paid during the reporting period)	$916,200
Portfolio Turnover Rate	9%
Total Number of Portfolio Holdings	2,056

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.5%	Japan	23%
Warrants	0.0%	Canada	12%
Rights	0.0%	United Kingdom	12%
Short-Term Investments	1.4%	France	8%
Other Assets and Liabilities	(0.9)%	Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072299

ANNUAL SHAREHOLDER REPORT

Avantis Responsible U.S. Equity ETF

NYSE Arca, Inc. (AVSU)	August 31, 2026

This annual shareholder report contains important information about Avantis Responsible U.S. Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Responsible U.S. Equity ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis Responsible U.S. Equity ETF returned 24.96% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	The fund’s overweight versus the index to companies with the highest combined profitability and book-to-market traits, which outperformed, lifted results. An underweight to low-profitability, low book-to-market companies, which underperformed, also contributed.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided performance, as REITs underperformed. An underweight in the rallying energy sector and an overweight in the underperforming financials sector detracted from performance.

Cumulative Performance (based on an initial $10,000 investment)
March 15, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis Responsible U.S. Equity ETF	24.96%	14.86%	3/15/22
Russell 3000	20.10%	15.21%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$485,540,128
Management Fees (dollars paid during the reporting period)	$664,684
Portfolio Turnover Rate	1%
Total Number of Portfolio Holdings	1,375

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	16%
Rights	0.0%	Technology Hardware, Storage and Peripherals	7%
Warrants	0.0%	Interactive Media and Services	7%
Short-Term Investments	0.2%	Software	7%
Other Assets and Liabilities	(0.1)%	Banks	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072281

ANNUAL SHAREHOLDER REPORT
Avantis Short-Term Fixed Income ETF

NYSE Arca, Inc. (AVSF)	August 31, 2026

This annual shareholder report contains important information about Avantis Short-Term Fixed Income ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis Short-Term Fixed Income ETF	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Short-Term Fixed Income ETF returned 2.39% for the reporting period ended August 31, 2026.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. 1-5 Year Government/Credit Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, credit spreads were volatile but ended the 12-month period nearly unchanged, and most U.S. bond sectors delivered gains.
•	Yield curve positioning and asset allocation were the primary drivers of fund performance. The fund maintained a duration in line with the benchmark.
•	The fund’s overweight versus the benchmark to the corporate sector aided performance, as credit spreads tightened.
•	The fund’s positioning on the yield curve and exposure to bonds with higher carry and roll-down also contributed to performance.

Cumulative Performance (based on an initial $10,000 investment)
October 13, 2020 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis Short-Term Fixed Income ETF	2.39%	1.91%	1.67%	10/13/20
Regulatory Index
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	-0.26%	—
Performance Index
Bloomberg U.S. 1-5 Year Government/Credit Bond	2.15%	1.70%	1.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$655,123,862
Management Fees (dollars paid during the reporting period)	$1,023,236
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	487

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	77.2%
U.S. Treasury Securities	19.7%
U.S. Government Agency Securities	1.5%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	0.3%
Other Assets and Liabilities	0.9%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072687

ANNUAL SHAREHOLDER REPORT

Avantis Total Equity Markets ETF

NYSE Arca, Inc. (AVTM)	August 31, 2026

This annual shareholder report contains important information about Avantis Total Equity Markets ETF for the period of January 29, 2026 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Avantis Total Equity Markets ETF	$10	0.16%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
Avantis Total Equity Markets ETF returned 11.09% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund's performance versus the blended 85% Russell 3000 Index/15% MSCI ACWI ex USA IMI Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s focus on valuation aided results. An overweight to companies with the highest combined profitability and book-to-market characteristics, which outperformed, lifted performance. The fund’s underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, modestly contributed to relative performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 29, 2026 through August 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
Avantis Total Equity Markets ETF	11.09%	1/29/26
Regulatory Index
Russell 3000	11.03%	—
MSCI ACWI ex USA IMI	9.20%	—
Performance Index
85% Russell 3000 (gross) / 15% MSCI ACWI ex USA IMI (net)	10.80%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$792,801,669
Management Fees (dollars paid during the reporting period)	$700,132
Portfolio Turnover Rate	3%
Total Number of Portfolio Holdings	1,681

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Common Stocks	82.8%
Affiliated Funds	17.1%
Preferred Securities	0.0%
Rights	0.0%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A606

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity ETF

NYSE Arca, Inc. (AVUS)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Equity ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity ETF returned 23.94% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	The fund’s overweight versus the index to companies with the highest combined profitability and book-to-market traits, which outperformed, aided results. An underweight to companies with the lowest profitability and book-to-market characteristics, which underperformed, also boosted performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Equity ETF	23.94%	12.62%	16.28%	9/24/19
Russell 3000	20.10%	11.80%	15.88%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$14,463,918,374
Management Fees (dollars paid during the reporting period)	$17,393,820
Portfolio Turnover Rate	2%
Total Number of Portfolio Holdings	1,904

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	13%
Rights	0.0%	Technology Hardware, Storage and Peripherals	7%
Preferred Securities	0.0%	Oil, Gas and Consumable Fuels	6%
Warrants	0.0%	Software	6%
Short-Term Investments	0.1%	Interactive Media and Services	6%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072885

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Equity ETF

NYSE Arca, Inc. (AVLC)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Large Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Equity ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Equity ETF returned 24.01% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. large-cap universe, value stocks significantly outperformed their growth-style peers.
•	An overweight versus the index in companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided the fund's performance. An underweight to companies with the lowest combined profitability and book-to-market traits, which underperformed, also lifted performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, contributed to results. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 26, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Equity ETF	24.01%	24.52%	9/26/23
Russell 1000	19.77%	23.54%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,472,797,787
Management Fees (dollars paid during the reporting period)	$1,568,844
Portfolio Turnover Rate	5%
Total Number of Portfolio Holdings	852

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Semiconductors and Semiconductor Equipment	14%
Rights	0.0%	Software	8%
Warrants	0.0%	Technology Hardware, Storage and Peripherals	7%
Short-Term Investments	0.1%	Oil, Gas and Consumable Fuels	6%
Other Assets and Liabilities	0.1%	Interactive Media and Services	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072158

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value ETF

NYSE Arca, Inc. (AVLV)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Large Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Large Cap Value ETF	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value ETF returned 32.61% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. large-cap universe, value stocks significantly outperformed their growth-style peers.
•	The fund’s underweight versus the index to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, drove relative results.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, contributed to performance overall. Overweight positions to the outperforming energy sector and an underweight to the underperforming financials and utilities sectors were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 21, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Large Cap Value ETF	32.61%	15.43%	9/21/21
Regulatory Index
Russell 1000	19.77%	13.05%	—
Performance Index
Russell 1000 Value	29.72%	12.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$21,588,322,743
Management Fees (dollars paid during the reporting period)	$17,350,249
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	300

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.0%	Insurance	9%
Other Assets and Liabilities	0.1%	Capital Markets	7%
		Consumer Staples Distribution & Retail	5%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072349

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Equity ETF

NYSE Arca, Inc. (AVMC)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Mid Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Equity ETF	$19	0.18%

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Equity ETF returned 16.22% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, mid-cap stocks underperformed their large- and small-cap peers, and value stocks significantly outperformed their growth-style counterparts.
•	An overweight versus the index in companies with high combined profitability and book-to-market characteristics, which underperformed, weighed on relative performance. Companies with lower profitability and book-to-market measures outperformed, and the fund’s underweight to those companies also detracted from relative performance.
•	The fund's underweight to the outperforming information technology sector, a byproduct of the fund's focus on valuation metrics, detracted from performance.
•	Excluding real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance, as REITs underperformed.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Equity ETF	16.22%	19.69%	11/7/23
Regulatory Index
Russell 3000	20.10%	23.51%	—
Performance Index
Russell Midcap	17.94%	20.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$495,936,310
Management Fees (dollars paid during the reporting period)	$584,443
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	615

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Insurance	6%
Warrants	0.0%	Oil, Gas and Consumable Fuels	6%
Rights	0.0%	Capital Markets	5%
Short-Term Investments	0.3%	Banks	4%
Other Assets and Liabilities	(0.1)%	Health Care Equipment and Supplies	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072125

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Mid Cap Value ETF

NYSE Arca, Inc. (AVMV)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Mid Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Mid Cap Value ETF	$22	0.20%

What were the key factors that affected the fund’s performance?
Avantis U.S. Mid Cap Value ETF returned 18.72% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell Midcap Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, mid-cap stocks underperformed their large- and small-cap peers, and value stocks significantly outperformed their growth-style counterparts.
•	An overweight versus the index in companies with high combined profitability and book-to-market characteristics, which underperformed, weighed on relative performance. Companies with lower profitability and book-to-market measures outperformed, and the fund’s underweight to those companies also detracted from relative performance.
•	Sector allocations, which are byproducts of the fund’s focus on valuation metrics, broadly detracted from performance. This was largely due to an underweight in the outperforming information technology sector and an overweight in the underperforming consumer discretionary sector.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, aided relative results, as REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
November 7, 2023 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Mid Cap Value ETF	18.72%	20.92%	11/7/23
Regulatory Index
Russell 3000	20.10%	23.51%	—
Performance Index
Russell Midcap Value	24.55%	21.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$780,843,986
Management Fees (dollars paid during the reporting period)	$968,953
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	301

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Oil, Gas and Consumable Fuels	11%
Short-Term Investments	0.1%	Insurance	10%
Other Assets and Liabilities	0.1%	Capital Markets	6%
		Consumer Staples Distribution & Retail	5%
		Banks	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072133

ANNUAL SHAREHOLDER REPORT
Avantis U.S. Quality ETF

The Nasdaq Stock Market LLC (AVUQ)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Quality ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Quality ETF	$16	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Quality ETF returned 17.86% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI USA IMI Growth Index (Gross).
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	Allocations by profitability and book-to-market characteristics boosted performance overall. This was primarily due to an overweight versus the index to companies with the highest valuation metrics, which outperformed.
•	The fund’s underweight to less-profitable stocks detracted from performance, as companies with lower profits outperformed for the year.
•	Sector allocations, which are byproducts of the fund’s emphasis on valuation metrics, boosted performance overall. This was largely due to overweight positions in the outperforming communication services and energy sectors.

Cumulative Performance (based on an initial $10,000 investment)
March 25, 2025 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Quality ETF	17.86%	22.83%	3/25/25
Regulatory Index
MSCI USA IMI	20.45%	23.65%	—
Performance Index
MSCI USA IMI Growth (Gross)	18.91%	26.52%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$337,625,755
Management Fees (dollars paid during the reporting period)	$319,432
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	564

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.9%	Semiconductors and Semiconductor Equipment	24%
Warrants	0.0%	Technology Hardware, Storage and Peripherals	13%
Rights	0.0%	Interactive Media and Services	10%
Short-Term Investments	0.2%	Software	9%
Other Assets and Liabilities	(0.1)%	Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A507

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity ETF

NYSE Arca, Inc. (AVSC)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Equity ETF	$29	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity ETF returned 28.91% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	The fund's emphasis on companies with the highest combined book-to-market and profitability characteristics drove results. The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, also aided relative results.
•	The fund’s exclusion of real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed.
•	More broadly, sector allocations, which are byproducts of the fund’s focus on valuation metrics, detracted, led by an overweight position in the underperforming consumer discretionary sector.

Cumulative Performance (based on an initial $10,000 investment)
January 11, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Equity ETF	28.91%	9.65%	1/11/22
Regulatory Index
Russell 3000	20.10%	12.07%	—
Performance Index
Russell 2000	26.46%	8.14%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$3,111,732,661
Management Fees (dollars paid during the reporting period)	$6,121,776
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	1,541

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	16%
Preferred Securities	0.0%	Oil, Gas and Consumable Fuels	5%
Rights	0.0%	Biotechnology	4%
Short-Term Investments	0.9%	Health Care Equipment and Supplies	3%
Other Assets and Liabilities	(0.7)%	Energy Equipment and Services	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072323

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value ETF

NYSE Arca, Inc. (AVUV)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Value ETF for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Avantis U.S. Small Cap Value ETF	$28	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value ETF returned 27.05% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	An underweight position in companies with low combined profitability and book-to-market characteristics, which notably outperformed for the period, detracted. This positioning more than offset the positive effects of overweighting companies with the highest combined profitability and book-to-market traits. These companies also outperformed, but not as much as the lower-valuation quartiles.
•	Overall, sector weightings weighed on performance, led by an underweight versus the index in the outperforming health care sector. An overweight in the underperforming consumer discretionary sector also detracted. Sector weightings are byproducts of the fund’s focus on companies with high profitability and book-to-market traits.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
September 24, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Avantis U.S. Small Cap Value ETF	27.05%	12.48%	15.92%	9/24/19
Regulatory Index
Russell 3000	20.10%	11.80%	15.88%	—
Performance Index
Russell 2000 Value	29.95%	8.52%	11.60%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$31,245,871,057
Management Fees (dollars paid during the reporting period)	$59,248,384
Portfolio Turnover Rate	6%
Total Number of Portfolio Holdings	798

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.8%	Banks	15%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	0.4%	Energy Equipment and Services	8%
Other Assets and Liabilities	(0.2)%	Insurance	7%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072877

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

Institutional Class (AVIGX)	August 31, 2026

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund Institutional Class returned 1.61% for the reporting period ended August 31, 2026.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, credit spreads were volatile but ended the 12-month period nearly unchanged, and most U.S. bond sectors delivered gains.
•	An overweight versus the index to the corporate bond sector aided performance, as credit-sensitive securities generally outperformed Treasuries.
•	However, the funds underweight to the mortgage sector, which outperformed the corporate sector, offset some positive results.
•	The fund's yield curve positioning also weighed on relative results. An overweight to the intermediate portion of the curve and an underweight to longer-dated tenors detracted, as the yield curve flattened.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	1.61%	-0.31%	0.00%	2/24/21
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	0.02%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$351,797,587
Management Fees (dollars paid during the reporting period)	$17,118
Portfolio Turnover Rate	265%
Total Number of Portfolio Holdings	536

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	63.1%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	19.7%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	10.8%
Other Assets and Liabilities	(19.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072661

ANNUAL SHAREHOLDER REPORT

Avantis Core Fixed Income Fund

G Class (AVBNX)	August 31, 2026

This annual shareholder report contains important information about Avantis Core Fixed Income Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Core Fixed Income Fund G Class returned 1.89% for the reporting period ended August 31, 2026.
The fund seeks to maximize total return. The commentary below refers to the fund’s performance compared to the Bloomberg U.S. Aggregate Bond Index.
•	Amid persistent inflation and mounting expectations late in the period for a Federal Reserve rate hike, Treasury yields rose across the yield curve for the 12 months. Shorter-maturity yields rose more than longer-maturity yields, and the yield curve flattened. Meanwhile, credit spreads were volatile but ended the 12-month period nearly unchanged, and most U.S. bond sectors delivered gains.
•	An overweight versus the index to the corporate bond sector aided performance, as credit-sensitive securities generally outperformed Treasuries.
•	However, the funds underweight to the mortgage sector, which outperformed the corporate sector, offset some positive results.
•	The fund's yield curve positioning also weighed on relative results. An overweight to the intermediate portion of the curve and an underweight to longer-dated tenors detracted, as the yield curve flattened.

Cumulative Performance (based on an initial $10,000 investment)
February 24, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	1.89%	-0.14%	0.17%	2/24/21
Bloomberg U.S. Aggregate Bond	1.89%	-0.29%	0.02%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$351,797,587
Management Fees (dollars paid during the reporting period)	$17,118
Portfolio Turnover Rate	265%
Total Number of Portfolio Holdings	536

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Corporate Bonds	63.1%
U.S. Treasury Securities	24.8%
U.S. Government Agency Mortgage-Backed Securities	19.7%
U.S. Government Agency Securities	0.9%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	10.8%
Other Assets and Liabilities	(19.7)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072430

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

Institutional Class (AVEEX)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$39	0.33%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund Institutional Class returned 33.36% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	Capitalization allocations broadly detracted from results. An underweight versus the index to mega-cap stocks, which outperformed, and overweights to mid-, small- and micro-cap companies, which underperformed, weighed on relative performance.
•	The fund’s overweight to companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided results. Additionally, an underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted performance.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	33.36%	9.39%	11.86%	12/4/19
MSCI Emerging Markets IMI	36.44%	8.10%	10.56%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,213,237,982
Management Fees (dollars paid during the reporting period)	$2,777,085
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	3,389

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	27%
Warrants	0.0%	South Korea	20%
Rights	0.0%	China	19%
Short-Term Investments	1.6%	India	12%
Other Assets and Liabilities	(1.4)%	Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072869

ANNUAL SHAREHOLDER REPORT

Avantis Emerging Markets Equity Fund

G Class (AVENX)	August 31, 2026

This annual shareholder report contains important information about Avantis Emerging Markets Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis Emerging Markets Equity Fund G Class returned 33.78% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI Emerging Markets IMI.
•	Against a backdrop of muted global growth and solid corporate earnings results, emerging markets (EM) stocks rallied for the 12-month period and outperformed developed markets stocks. Within the EM universe, large-cap stocks outperformed mid- and small-cap stocks, and the value style broadly outperformed growth.
•	Capitalization allocations broadly detracted from results. An underweight versus the index to mega-cap stocks, which outperformed, and overweights to mid-, small- and micro-cap companies, which underperformed, weighed on relative performance.
•	The fund’s overweight to companies with the highest combined profitability and book-to-market characteristics, which outperformed, aided results. Additionally, an underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted performance.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	33.78%	9.76%	8.97%	1/20/21
MSCI Emerging Markets IMI	36.44%	8.10%	6.57%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,213,237,982
Management Fees (dollars paid during the reporting period)	$2,777,085
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	3,389

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.8%	Taiwan	27%
Warrants	0.0%	South Korea	20%
Rights	0.0%	China	19%
Short-Term Investments	1.6%	India	12%
Other Assets and Liabilities	(1.4)%	Brazil	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072455

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

Institutional Class (AVDEX)	August 31, 2026

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$26	0.23%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund Institutional Class returned 25.53% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, drove results. The fund’s overweight in companies with the highest combined profitability and book-to-market characteristics, which outperformed, also contributed to relative performance.
•	The fund’s sector weightings—byproducts of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An overweight to the outperforming materials sector and an underweight to the lagging health care sector were top contributors. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs sharply underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	25.53%	10.87%	11.89%	12/4/19
MSCI World ex USA IMI	22.13%	9.26%	10.59%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,178,127,067
Management Fees (dollars paid during the reporting period)	$1,001,399
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	3,276

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	22%
Rights	0.0%	United Kingdom	12%
Warrants	0.0%	Canada	12%
Short-Term Investments	4.1%	France	8%
Other Assets and Liabilities	(3.4)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072851

ANNUAL SHAREHOLDER REPORT

Avantis International Equity Fund

G Class (AVDNX)	August 31, 2026

This annual shareholder report contains important information about Avantis International Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Equity Fund G Class returned 25.79% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA IMI.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, drove results. The fund’s overweight in companies with the highest combined profitability and book-to-market characteristics, which outperformed, also contributed to relative performance.
•	The fund’s sector weightings—byproducts of the fund’s focus on companies with high profitability and book-to-market traits—broadly contributed. An overweight to the outperforming materials sector and an underweight to the lagging health care sector were top contributors. Excluding real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs sharply underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	25.79%	11.13%	11.79%	1/20/21
MSCI World ex USA IMI	22.13%	9.26%	10.04%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$1,178,127,067
Management Fees (dollars paid during the reporting period)	$1,001,399
Portfolio Turnover Rate	8%
Total Number of Portfolio Holdings	3,276

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.3%	Japan	22%
Rights	0.0%	United Kingdom	12%
Warrants	0.0%	Canada	12%
Short-Term Investments	4.1%	France	8%
Other Assets and Liabilities	(3.4)%	Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072463

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

Institutional Class (AVDVX)	August 31, 2026

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$43	0.36%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund Institutional Class returned 36.16% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, was a key driver of performance. An underweight position versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s focus on companies with high profitability and book-to-market characteristics drove overweight positions in the outperforming materials and energy sectors. This positioning was a top contributor to the fund’s relative performance.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	36.16%	15.13%	15.38%	12/4/19
Regulatory Index
MSCI World ex USA IMI	22.13%	9.26%	10.59%	—
Performance Index
MSCI World ex USA Small Cap	20.82%	6.42%	9.47%	—
MSCI World ex USA	22.35%	9.75%	10.78%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI World ex USA IMI Index is more reflective of the fund's strategy as compared to the MSCI World ex USA Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$681,611,085
Management Fees (dollars paid during the reporting period)	$2,136,320
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	1,447

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	11%
Short-Term Investments	4.3%	Australia	9%
Other Assets and Liabilities	(3.3)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072844

ANNUAL SHAREHOLDER REPORT

Avantis International Small Cap Value Fund

G Class (AVANX)	August 31, 2026

This annual shareholder report contains important information about Avantis International Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis International Small Cap Value Fund G Class returned 36.65% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the MSCI World ex USA Small Cap Index.
•	Despite muted economic growth, rising oil prices and interest rates, persistent inflation and ongoing geopolitical tensions, non-U.S. developed markets stocks rallied for the 12-month period. Positive corporate earnings largely drove the gains. Large-cap stocks generally outperformed mid- and small-cap stocks, and the value style significantly outpaced growth.
•	The fund’s emphasis on companies with the highest combined profitability and book-to-market characteristics, which outperformed, was a key driver of performance. An underweight position versus the index in companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also aided results.
•	The fund’s focus on companies with high profitability and book-to-market characteristics drove overweight positions in the outperforming materials and energy sectors. This positioning was a top contributor to the fund’s relative performance.
•	Additionally, excluding real estate investment trusts (REITS), which is a strategic rather than tactical decision, lifted results. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	36.65%	15.56%	16.23%	1/20/21
Regulatory Index
MSCI World ex USA IMI	22.13%	9.26%	10.04%	—
Performance Index
MSCI World ex USA Small Cap	20.82%	6.42%	7.83%	—
MSCI World ex USA	22.35%	9.75%	10.42%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
The investment advisor selected a different index for comparison purposes. The advisor believes the MSCI World ex USA IMI Index is more reflective of the fund's strategy as compared to the MSCI World ex USA Index.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$681,611,085
Management Fees (dollars paid during the reporting period)	$2,136,320
Portfolio Turnover Rate	32%
Total Number of Portfolio Holdings	1,447

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Warrants	0.0%	United Kingdom	11%
Rights	0.0%	Canada	11%
Short-Term Investments	4.3%	Australia	9%
Other Assets and Liabilities	(3.3)%	Sweden	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072471

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

Institutional Class (AVUSX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund Institutional Class returned 24.57% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	The fund’s overweight versus the index to companies with the highest profitability and book-to-market traits, which outperformed, aided results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	24.57%	12.21%	15.77%	12/4/19
Russell 3000	20.10%	11.80%	15.47%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$724,413,405
Management Fees (dollars paid during the reporting period)	$803,470
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	1,597

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	13%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Warrants	0.0%	Software	7%
Short-Term Investments	0.7%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072836

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Equity Fund

G Class (AVUNX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Equity Fund G Class returned 24.73% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 3000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. market, small-cap stocks outperformed their large- and mid-cap peers, and value stocks broadly outperformed their growth-style counterparts.
•	The fund’s overweight versus the index to companies with the highest profitability and book-to-market traits, which outperformed, aided results. An underweight to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, also boosted performance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic rather than tactical decision, also aided results. REITs significantly underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	24.73%	12.37%	14.06%	1/20/21
Russell 3000	20.10%	11.80%	13.48%	—

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$724,413,405
Management Fees (dollars paid during the reporting period)	$803,470
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	1,597

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.5%	Semiconductors and Semiconductor Equipment	13%
Rights	0.0%	Oil, Gas and Consumable Fuels	7%
Warrants	0.0%	Software	7%
Short-Term Investments	0.7%	Technology Hardware, Storage and Peripherals	6%
Other Assets and Liabilities	(0.2)%	Interactive Media and Services	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072497

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

Institutional Class (AVLVX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$18	0.15%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund Institutional Class returned 36.30% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. large-cap universe, value stocks significantly outperformed their growth-style peers.
•	The fund’s underweight versus the index to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, drove relative results.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, contributed to performance overall. Overweight positions to the outperforming industrials and energy sectors and an underweight to the underperforming financials and utilities sectors were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	36.30%	20.16%	6/21/22
Regulatory Index
Russell 1000	19.77%	20.01%	—
Performance Index
Russell 1000 Value	29.72%	17.09%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$843,017,330
Management Fees (dollars paid during the reporting period)	$936,829
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	225

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072273

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Large Cap Value Fund

G Class (ALCEX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Large Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Large Cap Value Fund G Class returned 36.40% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 1000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the U.S. large-cap universe, value stocks significantly outperformed their growth-style peers.
•	The fund’s underweight versus the index to companies with the lowest combined profitability and book-to-market characteristics, which underperformed, drove relative results.
•	Sector weightings, byproducts of the fund’s focus on valuation metrics, contributed to performance overall. Overweight positions to the outperforming industrials and energy sectors and an underweight to the underperforming financials and utilities sectors were key contributors.
•	Excluding real estate investment trusts (REITs), which is a strategic rather than tactical allocation, also aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
June 21, 2022 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	36.40%	20.33%	6/21/22
Regulatory Index
Russell 1000	19.77%	20.01%	—
Performance Index
Russell 1000 Value	29.72%	17.09%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$843,017,330
Management Fees (dollars paid during the reporting period)	$936,829
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	225

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.2%	Oil, Gas and Consumable Fuels	13%
Short-Term Investments	0.9%	Insurance	8%
Other Assets and Liabilities	(0.1)%	Capital Markets	7%
		Consumer Staples Distribution & Retail	6%
		Specialty Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072265

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

Institutional Class (AVSCX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund Institutional Class returned 30.41% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	The fund’s emphasis on companies with the highest combined book-to-market and profitability characteristics drove results. The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, also aided relative results.
•	The fund’s exclusion of real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. More broadly, sector allocations, which are byproducts of the fund’s focus on valuation metrics, detracted, led by an overweight position in the underperforming consumer discretionary sector.

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
Institutional Class	30.41%	21.41%	6/20/24
Regulatory Index
Russell 3000	20.10%	18.34%	—
Performance Index
Russell 2000	26.46%	20.54%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$156,985,654
Management Fees (dollars paid during the reporting period)	$310,000
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	1,182

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Banks	14%
Rights	0.0%	Oil, Gas and Consumable Fuels	6%
Preferred Securities	0.0%	Biotechnology	4%
Short-Term Investments	2.8%	Energy Equipment and Services	4%
Other Assets and Liabilities	(2.5)%	Health Care Equipment and Supplies	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A309

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Equity Fund

G Class (AVSBX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Equity Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Equity Fund G Class returned 30.78% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	The fund’s emphasis on companies with the highest combined book-to-market and profitability characteristics drove results. The fund’s underweight versus the index to the lowest combined profitability and book-to-market companies, which underperformed, also aided relative results.
•	The fund’s exclusion of real estate investment trusts (REITs), a strategic rather than tactical decision, aided performance as REITs underperformed. More broadly, sector allocations, which are byproducts of the fund’s focus on valuation metrics, detracted, led by an overweight position in the underperforming consumer discretionary sector.

Cumulative Performance (based on an initial $10,000 investment)
June 20, 2024 through August 31, 2026

Average Annual Total Returns
	1 Year	Since Inception	Inception Date
G Class	30.78%	21.73%	6/20/24
Regulatory Index
Russell 3000	20.10%	18.34%	—
Performance Index
Russell 2000	26.46%	20.54%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$156,985,654
Management Fees (dollars paid during the reporting period)	$310,000
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	1,182

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.7%	Banks	14%
Rights	0.0%	Oil, Gas and Consumable Fuels	6%
Preferred Securities	0.0%	Biotechnology	4%
Short-Term Investments	2.8%	Energy Equipment and Services	4%
Other Assets and Liabilities	(2.5)%	Health Care Equipment and Supplies	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507A408

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

Institutional Class (AVUVX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$29	0.25%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund Institutional Class returned 28.15% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	An underweight position versus the index in companies with low combined profitability and book-to-market characteristics, which notably outperformed for the period, detracted. A significant overweight to companies with the highest combined profitability and book-to-market traits, which also outperformed but more modestly, helped offset some underperformance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
December 4, 2019 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Institutional Class	28.15%	12.82%	16.51%	12/4/19
Regulatory Index
Russell 3000	20.10%	11.80%	15.47%	—
Performance Index
Russell 2000 Value	29.95%	8.52%	11.31%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$2,049,391,470
Management Fees (dollars paid during the reporting period)	$3,601,401
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	715

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	14%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.2%	Energy Equipment and Services	7%
Other Assets and Liabilities	(0.2)%	Insurance	6%
		Specialty Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072828

ANNUAL SHAREHOLDER REPORT

Avantis U.S. Small Cap Value Fund

G Class (AVCNX)	August 31, 2026

This annual shareholder report contains important information about Avantis U.S. Small Cap Value Fund for the period of September 1, 2025 to August 31, 2026. You can find additional information about the fund at avantisinvestors.com/docs. You can also request this information by contacting us at 1-833-928-2684.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$0	0.00%

What were the key factors that affected the fund’s performance?
Avantis U.S. Small Cap Value Fund G Class returned 28.43% for the reporting period ended August 31, 2026.
The fund seeks long-term capital appreciation. The commentary below refers to the fund’s performance compared to the Russell 2000 Value Index.
•	U.S. stocks generally rallied for the 12-month period, as corporate earnings remained robust and economic growth stayed resilient. Stocks advanced despite volatility from the Iran conflict, rising oil prices, persistent inflation, Federal Reserve policy uncertainty and rising interest rates. Within the small-cap universe, value stocks broadly outperformed their growth-style counterparts.
•	An underweight position versus the index in companies with low combined profitability and book-to-market characteristics, which notably outperformed for the period, detracted. A significant overweight to companies with the highest combined profitability and book-to-market traits, which also outperformed but more modestly, helped offset some underperformance.
•	The fund’s exclusion of real estate investment trusts (REITs), which is a strategic allocation decision rather than a tactical move, aided performance. REITs underperformed for the period.

Cumulative Performance (based on an initial $10,000 investment)
January 20, 2021 through August 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
G Class	28.43%	13.10%	15.06%	1/20/21
Regulatory Index
Russell 3000	20.10%	11.80%	13.48%	—
Performance Index
Russell 2000 Value	29.95%	8.52%	10.27%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit avantisinvestors.com for more recent performance information.

Fund Statistics
Net Assets	$2,049,391,470
Management Fees (dollars paid during the reporting period)	$3,601,401
Portfolio Turnover Rate	47%
Total Number of Portfolio Holdings	715

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.0%	Banks	14%
Rights	0.0%	Oil, Gas and Consumable Fuels	9%
Short-Term Investments	1.2%	Energy Equipment and Services	7%
Other Assets and Liabilities	(0.2)%	Insurance	6%
		Specialty Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit avantisinvestors.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-25072422

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-23305, on October 25, 2018, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry A. Mendelson, Reginald M. Browne, Thomas Bunn and Jeremy Bulow are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$950,900
FY 2026:	$948,363

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee members are Barry A. Mendelson, Jeremy Bulow, Thomas Bunn and Reginald Browne.

(b) Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

August 31, 2026

American Century® California Municipal Bond ETF (CATF)
American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Multisector Floating Income ETF (FUSI)
American Century® Multisector Income ETF (MUSI)
American Century® Securitized Credit ETF (ASEC)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - California Municipal Bond ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.2%
Alabama — 0.2%
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 8.125%, 6/1/36 (1)	$140,000	$138,105
American Samoa — 0.3%
American Samoa Economic Development Authority Rev., 5.00%, 9/1/27 (1)	250,000	252,740
California — 93.1%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	450,000	450,400
Antelope Valley-East Kern Water Agency Financing Authority Rev., (Metropolitan Water District of Southern California), 5.00%, 4/1/44	150,000	160,383
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	478,469
Bay Area Toll Authority Rev., 5.00%, 4/1/42	350,000	372,265
Bay Area Toll Authority Rev., 5.00%, 4/1/43	150,000	168,166
Bay Area Toll Authority Rev., 5.00%, 4/1/45	250,000	267,869
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 5.25%, 7/1/49	250,000	256,988
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Rev., 4.375%, 7/1/56 (AG)	250,000	238,126
California Community Choice Financing Authority Rev., 5.00%, 11/1/33 (GA: Canadian Imperial Bank)	300,000	318,445
California Community Choice Financing Authority Rev., 5.00%, 10/1/34 (GA: Bank of Montreal)	530,000	560,349
California Community Choice Financing Authority Rev., 5.00%, 7/1/35 (GA: Alphabet, Inc.)	200,000	214,609
California Community Choice Financing Authority Rev., 5.00%, 12/1/35 (GA: New York Life Insurance Co.)	400,000	428,490
California Community Choice Financing Authority Rev., 5.25%, 2/1/36 (GA: Realty Income Corp.)	600,000	637,693
California Community Choice Financing Authority Rev., 5.00%, 3/1/36 (GA: Nomura Holdings, Inc.)	200,000	205,545
California Community Choice Financing Authority Rev., 5.00%, 6/1/36 (GA: New York Life Insurance)	125,000	133,709
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/54 (GA: Morgan Stanley)	470,000	489,428
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	523,970
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	48,301
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	465,000	487,461
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	525,000	561,541
California Community Choice Financing Authority Rev., VRN, 5.00%, 8/1/55 (GA: American General Life)	575,000	596,693
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/55 (GA: American General Life)	25,000	25,922
California Community Choice Financing Authority Rev., VRN, 5.00%, 1/1/56 (GA: New York Life Insurance Co.)	220,000	235,072
California Community Choice Financing Authority Rev., VRN, 5.00%, 3/1/56 (GA: Pacific Life Insurance Co.)	250,000	263,794
California Community Choice Financing Authority Rev., VRN, 5.00%, 10/1/56 (GA: Bank Of Nova Scotia TR)	500,000	526,871
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	20,000	20,137
California County Tobacco Securitization Agency Rev., (Gold Country Settlement Funding Corp.), 5.00%, 6/1/33	160,000	169,156
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.00%, 6/1/32	105,000	110,037
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	311,529
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	177,350
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/34	250,000	275,611
California Educational Facilities Authority Rev., (Western University of Health Sciences), 5.00%, 6/1/39	225,000	244,558
California Enterprise Development Authority Rev., (California State Association of Counties), 5.00%, 6/1/51	250,000	249,226
California Enterprise Development Authority Rev., (Milken Community School), 5.00%, 7/1/33	400,000	437,633
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/37	130,000	141,425
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	225,000	239,563
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.25%, 12/1/40	250,000	263,219
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	256,457
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/37	400,000	399,550
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	24,699
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	515,000	542,374
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	148,615
2

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/33	$500,000	$562,297
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	530,000	599,986
California Health Facilities Financing Authority Rev., (Rady Children's Hospital Obligated Group), VRN, 5.00%, 8/15/47	250,000	271,212
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.00%, 11/15/44	675,000	701,576
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), VRN, 5.00%, 11/15/61	315,000	341,010
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	148,433
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/44	500,000	532,192
California Housing Finance Agency Rev., 3.50%, 11/20/35	457,744	436,090
California Housing Finance Agency Rev., 4.15%, 8/1/43 (FHA INS)	400,000	389,101
California Housing Finance Agency Rev., (300 De Haro Venture LP), VRN, 3.25%, 6/1/55	125,000	125,238
California Housing Finance Agency Rev., (Century WLAVA 4 LP), VRN, 2.95%, 6/1/46	250,000	249,161
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	243,499
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 11/1/31	215,000	234,655
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	145,000	92,075
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	263,310
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	336,269
California Infrastructure & Economic Development Bank Rev., (Museum Associates), 3.25%, 6/1/33	375,000	371,202
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/45	250,000	264,433
California Municipal Finance Authority Rev., 4.70%, 7/1/41 (FNMA)	245,000	247,916
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	250,000	250,111
California Municipal Finance Authority Rev., (4252 Crenshaw Preservation LLC), 3.75%, 12/1/35 (FHLMC)	200,000	191,152
California Municipal Finance Authority Rev., (5435 Balboa LP), VRN, 3.15%, 8/1/59	365,000	365,904
California Municipal Finance Authority Rev., (Ascent 613), 5.375%, 1/1/55(1)	200,000	196,692
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	135,000	126,163
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(1)	500,000	500,238
California Municipal Finance Authority Rev., (California Baptist University), 5.125%, 11/1/40(1)	250,000	252,710
California Municipal Finance Authority Rev., (California Baptist University), 5.375%, 11/1/45(1)	300,000	303,567
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	155,041
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	202,276
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/33	255,000	276,111
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 5.00%, 8/15/37	360,000	382,183
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	223,957
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	250,000	256,649
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/38	300,000	305,705
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	251,932
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	100,000	92,617
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	40,000	40,457
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	254,761
California Municipal Finance Authority Rev., (Gateways Hospital and Mental Health Center), 5.00%, 9/1/46	250,000	244,856
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 4.125%, 6/1/36	250,000	235,587
California Municipal Finance Authority Rev., (Gracelight Community Health Obligated Group), 5.125%, 6/1/45	110,000	107,971
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/36	400,000	420,667
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/54	600,000	609,640
California Municipal Finance Authority Rev., (Lakeside Vista Apartments LP), 4.35%, 6/1/42 (FHLMC)	250,000	244,477
California Municipal Finance Authority Rev., (Maison's Sierra Phase 2 LP), 4.45%, 11/1/43 (FNMA)	100,000	96,685
California Municipal Finance Authority Rev., (Palmdale Family Apartments LP), VRN, 3.00%, 6/1/45	250,000	250,001
3

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Municipal Finance Authority Rev., (Palmdale Family Housing LP), VRN, 2.95%, 1/1/56	$250,000	$249,725
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 6/30/32	250,000	266,712
California Municipal Finance Authority Rev., (PRG - Potrero Properties LLC), 5.00%, 9/1/41	250,000	263,751
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	255,395
California Municipal Finance Authority Rev., (SAC Health System), 6.00%, 9/1/56	40,000	43,474
California Municipal Finance Authority Rev., (Scripps College), 5.00%, 7/1/29	375,000	397,420
California Municipal Finance Authority Rev., (St. Mary and All Angels Christian Church CA), 5.75%, 5/1/54(1)	50,000	49,916
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	500,000	502,568
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	101,246
California Municipal Finance Authority Rev., (View at San Bruno LP), VRN, 5.00%, 6/1/56	40,000	41,524
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.125%, 11/1/41 (FNMA)	295,000	274,535
California Municipal Finance Authority Rev., (Village Green Tax Credit LP), 4.40%, 12/1/43 (FHLMC)	350,000	340,483
California Municipal Finance Authority Rev., (Witmer Manor Community Partners LP), 4.875%, 11/1/43 (FNMA)(HUD)	200,000	200,493
California Municipal Finance Authority Rev., VRN, 4.34%, 11/20/40	99,308	95,982
California Municipal Finance Authority Rev., VRN, 3.54%, 2/20/41	98,573	88,697
California Municipal Finance Authority Special Tax, (California Municipal Finance Auth Cmnty Facs Dist 2024-11, Special Tax Rev.), 5.00%, 9/1/46	250,000	244,856
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	234,439
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs Dist No. 2022-6 Impt Area No. 2), 5.25%, 9/1/45	100,000	100,925
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority Cmnty Facs District No. 2023-5 Area No. 2), 5.00%, 9/1/40	225,000	225,368
California Public Finance Authority Rev., (Henry Mayo Newhall Hospital Obligated Group), 5.00%, 10/15/37	40,000	40,008
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	234,772
California Public Finance Authority Rev., (PIH Health, Inc. Obligated Group), 5.00%, 6/1/37	290,000	308,632
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	325,000	322,846
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/36(1)	125,000	118,000
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	280,720
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	242,878
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/27(1)	160,000	162,209
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	395,000	383,646
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/37(1)	250,000	255,208
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	325,000	324,286
California School Finance Authority Rev., (TEACH, Inc. Series 2019 Obligated Group), 5.00%, 6/1/29(1)	255,000	255,188
California State Public Works Board Rev., (State of California), 5.00%, 9/1/33	500,000	558,872
California State University Rev., 4.00%, 11/1/43	335,000	311,068
California State University Rev., VRN, 3.125%, 11/1/51	185,000	185,157
California Statewide Communities Development Authority Rev., 5.00%, 10/1/32(1)	300,000	327,781
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.00%, 9/2/35(1)	100,000	101,126
California Statewide Communities Development Authority Rev., (California Statewide Community Development Authority PACE Assessments), 5.25%, 9/2/61(1)	150,000	148,074
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	400,000	400,161
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45 (BAM-TCRS)	250,000	235,239
California Statewide Communities Development Authority Rev., (Foothill Almaden Terrace LLC), 3.80%, 7/1/36 (FNMA)	250,000	242,370
California Statewide Communities Development Authority Rev., (Foothill Oak Park Apartments LLC), VRN, 4.25%, 9/1/67 (FNMA)	500,000	499,120
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	167,254
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	183,883
4

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 5.00%, 11/1/29 (CA MTG INS)	$170,000	$170,645
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,032
California Statewide Communities Development Authority Rev., (Redlands Community Hospital Obligated Group), 4.00%, 10/1/41	235,000	217,591
California Statewide Communities Development Authority Rev., (Sequoia Living, Inc.), 5.00%, 7/1/39	250,000	265,578
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	127,928
California Statewide Communities Development Authority Special Tax, (California Stwd Communities Development Auth Cmnty Facs Dist No. 20-02 Impt Area 5), 5.00%, 9/1/40	435,000	437,476
California Statewide Communities Development Authority Rev., (Siena Roseville LP), Series 2026-05FN, 4.20%, 5/1/36 (FNMA)	350,000	346,358
Central Valley Energy Authority Rev., VRN, 5.00%, 12/1/55 (GA: Pacific Life Insurance Co.)	360,000	380,163
Chabot-Las Positas Community College District GO, 5.00%, 8/1/44	350,000	378,490
Chabot-Las Positas Community College District GO, 5.25%, 8/1/48	300,000	317,841
Chino Community Facilities District Special Tax, (City of Chino CA Community Facilities District No. 2022-1), 5.00%, 9/1/35	285,000	296,322
City & County San Francisco Infrastructure & Revitalization Financing District 1 Facilities Tax Allocation, 5.00%, 9/1/46(1)	150,000	144,738
County of El Dorado Special Tax, (El County Dorado Community Facs District No. 2024-1, Special Tax Rev.), 5.00%, 9/1/46(2)	250,000	252,019
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	240,000	205,572
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	67,905
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	250,000	236,391
Desert Community College District GO, 5.00%, 8/1/51	550,000	575,387
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	395,506
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	520,000	547,882
East Bay Municipal Utility District Wastewaters Rev., 5.00%, 6/1/56	250,000	261,139
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	690,000
El Monte Union High School District GO, 5.00%, 6/1/30	100,000	108,574
El Monte Union High School District GO, 5.00%, 6/1/32	100,000	111,679
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/32	180,000	183,822
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/43	205,000	190,190
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46 (BAM-TCRS)	135,000	124,417
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	400,000	364,808
Glendale Electric Rev., 5.00%, 2/1/46	200,000	206,210
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	250,000	243,403
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(3)	500,000	46,777
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	590,000	530,069
Imperial Irrigation District Electric System Rev., 5.00%, 11/1/46	150,000	158,970
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/36 (AG)(1)	250,000	246,184
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax), 4.00%, 6/1/51 (AG)(1)	150,000	133,855
Irvine Unified School District Financing Authority Special Tax, 5.00%, 9/1/34 (BAM)	450,000	504,144
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2024-1), 5.00%, 9/1/40	500,000	507,340
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co., Inc.)	185,000	203,946
Long Beach Community College District GO, 5.00%, 8/1/52	300,000	312,731
Long Beach Marina System Rev., 5.00%, 5/15/37	250,000	271,662
Los Angeles Community College District GO, 5.00%, 8/1/42	300,000	338,590
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/49	250,000	247,763
Los Angeles County Metropolitan Transportation Authority Rev., (Los Angeles County Metropolitan Transprtn Auth I-105 ExpressLanes Proj Toll Rev.), 5.00%, 6/1/42(2)	250,000	262,236
5

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/49	$150,000	$161,772
Los Angeles Department of Airports Rev., 5.00%, 5/15/32	150,000	161,918
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	300,000	312,485
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/42	250,000	261,112
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/45	500,000	513,851
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/27	125,000	127,637
Los Angeles Department of Water & Power Water System Rev., 5.00%, 1/1/30	250,000	264,047
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	125,000	137,800
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/42 (BAM)	125,000	131,868
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	119,557	118,417
Los Angeles Housing Authority Rev., (Victory Boulevard Housing Partners LP), VRN, 3.00%, 1/1/46	212,000	211,740
Los Angeles Unified School District GO, 5.00%, 7/1/35	500,000	563,870
Manteca Unified School District COP, Capital Appreciation, 0.00%, 9/15/28 (NPFG)(3)	100,000	94,255
Marina Joint Powers Financing Authority Rev., 3.40%, 3/1/36 (FNMA)	100,000	98,515
Menifee Special Tax, (City of Menifee CA Community Facilities District No. 2023-1), 5.00%, 9/1/44	160,000	161,183
Midpeninsula Regional Open Space District Field Employees Corp. GO, 4.00%, 9/1/31	65,000	65,024
Modesto Irrigation District Rev., VRN, 3.21%, (3-month SOFR plus 0.58%), 9/1/27 (NPFG)	25,000	24,997
Moreno Valley Public Financing Authority Rev., (Moreno Valley Public Financing Authority Electric System), 5.25%, 5/1/46 (AG)	250,000	269,131
Mountain House Community Facilities District Special Tax, (City of Mountain House CA Community Facilities District No. 2024-1 Impt Area 6), 5.125%, 9/1/45	200,000	201,495
Mountain House Public Financing Authority Special Tax, 5.00%, 9/1/46	350,000	345,806
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(3)	300,000	270,195
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	290,000	340,162
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 8/1/40	250,000	277,255
Northern California Transmission Agency Rev., 5.00%, 5/1/38	250,000	279,828
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39	100,000	101,776
Ontario Public Financing Authority Rev., (City of Ontario CA Water), 5.00%, 8/1/49	195,000	202,924
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2016-1), 5.00%, 8/15/32	125,000	125,142
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/53	425,000	435,783
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2025-1 Improvement Area 1), 5.00%, 8/15/56	350,000	345,634
Orange Unified School District GO, 3.125%, 8/1/37	800,000	727,231
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/53 (AG)	300,000	307,475
Palomar Health GO, (Palomar Health Obligated Group), 4.00%, 8/1/33	40,000	39,057
Palomar Health GO, (Palomar Health Obligated Group), Capital Appreciation, 7.00%, 8/1/38 (AG)	55,000	59,337
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	130,064
Paradise Unified School District COP, 5.25%, 5/1/48	100,000	100,096
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	209,986
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AG)	225,000	225,000
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	271,106
Port of Los Angeles Rev., 5.00%, 8/1/36	340,000	365,460
Rancho Cordova Special Tax, (City of Rancho Cordova CA Ranch Community Facs District No. 2021-1 Area No. 3), 5.00%, 9/1/40	280,000	282,480
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/30 (AMBAC)(3)	200,000	176,568
Rialto Special Tax, (City of Rialto CA Community Facilities District No 2024-1), 5.00%, 9/1/41	200,000	201,314
Rialto Special Tax, (City of Rialto CA Community Facilities District No. 2020-1), 5.00%, 9/1/45	100,000	99,990
Rio Hondo Community College District GO, 5.00%, 8/1/43	225,000	242,357
Riverside County Public Financing Authority Tax Allocation, 5.00%, 10/1/35 (BAM)	100,000	113,593
6

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AG)	$250,000	$250,511
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	820,000	764,004
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 40), 5.00%, 9/1/40	150,000	151,208
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2020-2 Area No. 1), 5.00%, 9/1/40	250,000	254,832
Romoland School District Special Tax, (Romoland School District-Community Facilities District No. 2021-1 Impt Area 1), 5.00%, 9/1/56	150,000	147,451
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	500,000	496,642
Roseville Special Tax, (City of Roseville CA Creekview Phase 5 Community Facilities District No. 1), 5.00%, 9/1/40	150,000	149,742
Roseville Joint Union High School District GO, 5.00%, 8/1/27(2)	250,000	254,323
Sacramento City Unified School District GO, 5.00%, 8/1/53 (AG)	250,000	250,683
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	15,520
Sacramento County Airport System Rev., 5.25%, 7/1/45	125,000	130,923
Sacramento County Airport System Rev., 5.25%, 7/1/54	370,000	385,739
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	360,000	374,054
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/49	250,000	279,295
Sacramento Municipal Utility District Rev., VRN, 5.00%, 8/15/56	125,000	138,725
San Carlos School District GO, 4.50%, 10/1/55	375,000	370,897
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	200,110
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,012
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	100,000	109,722
San Diego County Regional Airport Authority Rev., 5.25%, 7/1/50	150,000	159,366
San Diego Public Facilities Financing Authority Rev., (City of San Diego CA Water Utility), 5.00%, 8/1/42	460,000	495,746
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/45	125,000	133,921
San Diego Public Facilities Financing Authority Rev., (City of San Diego Sewer Utility), 5.00%, 5/15/46	125,000	133,140
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/54	200,000	207,146
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility Rev.), 5.00%, 8/1/56	250,000	259,874
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	283,934
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.00%, 5/1/32	310,000	336,036
San Francisco City & County Airport Commission-San Francisco International Airport Rev., 5.50%, 5/1/56	500,000	523,183
San Francisco City & County Public Utilities Commission Wastewater Rev., VRN, 4.00%, 10/1/48	395,000	406,940
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, (Mission Bay South Redevelopment Area Tax Increment Financing District), 5.00%, 8/1/35 (AG)	250,000	280,964
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	150,000	171,135
San Joaquin Hills Transportation Corridor Agency Rev., 4.00%, 1/15/34	150,000	153,144
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	100,000	100,028
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NPFG)(3)	500,000	463,272
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NPFG)(3)	40,000	27,796
San Jose Rev., (Berryessa Affordable Housing LP), VRN, 3.05%, 5/1/66	250,000	249,683
San Jose Rev., (La Moraga San Jose LP), 3.90%, 10/1/35 (FNMA)	250,000	248,662
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	41,814
Santa Barbara Community College District GO, 5.00%, 8/1/34	55,000	55,071
Santa Barbara Community College District GO, 6.00%, 8/1/41	200,000	233,026
Santa Clara County Financing Authority Rev., (County of Santa Clara), 4.00%, 11/1/49	500,000	466,842
Santa Clara Unified School District GO, 4.00%, 7/1/37	105,000	107,466
Santa Clara Valley Water District Rev., 5.00%, 6/1/45	310,000	328,546
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/40	100,000	101,104
South San Francisco Special Tax, (City of South San Francisco CA Community Facilities District No. 2021-01), 5.00%, 9/1/45	100,000	100,500
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System), VRN, 3.70%, 7/1/40	500,000	500,462
7

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/48	$100,000	$101,624
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System), 5.25%, 7/1/53	250,000	257,466
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(4)	5,000	5,226
State of California GO, 3.50%, 12/1/30	1,195,000	1,195,016
State of California GO, 5.00%, 3/1/32	230,000	245,623
State of California GO, 4.00%, 8/1/34(2)	500,000	523,881
State of California GO, 5.00%, 3/1/35	150,000	158,727
State of California GO, 4.00%, 3/1/36	195,000	198,084
State of California GO, 4.00%, 9/1/43	745,000	722,258
State of California GO, 5.00%, 10/1/47	250,000	263,752
State of California GO, 5.00%, 3/1/55	100,000	103,441
State of California GO, 5.25%, 8/1/55	110,000	116,264
State of California Department of Water Resources Rev., (State of California Department of Water Resources Water Supply), 5.00%, 12/1/51	350,000	366,365
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2 Area No. 4), 5.00%, 9/1/40	100,000	100,235
Stockton Unified School District GO, 5.00%, 8/1/27 (AG)	285,000	291,716
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	185,997
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28 (AG)	160,000	164,876
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 4.00%, 6/1/49	225,000	194,067
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/37	200,000	202,671
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment), 5.00%, 10/1/39	100,000	100,482
University of California Rev., 5.00%, 5/15/29	200,000	212,759
University of California Rev., 5.00%, 5/15/37	360,000	395,087
University of California Rev., 5.25%, 5/15/40	250,000	275,022
University of California Rev., 5.50%, 5/15/43	250,000	278,750
University of California Rev., 5.00%, 5/15/48	230,000	233,484
University of California Rev., 5.00%, 5/15/53	500,000	520,654
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	385,000	344,211
Vacaville Special Tax, (City of Vacaville CA-Community Facilities District No. 13 Improvement Area 1), 5.00%, 9/1/40	100,000	99,233
West Sacramento Enhanced Infrastructure Financing District No. 1 Tax Allocation, 5.00%, 9/1/55 (AG)	100,000	101,461
Windsor Joint Powers Financing Authority Rev., 5.00%, 11/1/56 (AG)	250,000	251,938
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(3)	140,000	118,750
		77,791,853
Guam — 1.8%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	107,057
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.25%, 7/1/41	500,000	518,363
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	367,444
Port Authority of Guam Rev., 5.00%, 7/1/29	135,000	138,026
Port Authority of Guam Rev., 5.00%, 7/1/36	250,000	253,082
Territory of Guam Rev., 5.00%, 1/1/28	100,000	102,349
		1,486,321
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., VRN, 3.92%, 7/20/39	394,077	367,363
Puerto Rico — 1.3%
Children's Trust Fund Rev., 0.00%, 5/15/50(3)	500,000	100,591
Municipality of San Juan Puerto Rico GO, 5.00%, 7/1/51	100,000	101,125
Puerto Rico GO, 5.625%, 7/1/29	150,000	157,609
8

Schedule of Investments - California Municipal Bond ETF

	Principal Amount/Shares	Value
Puerto Rico GO, VRN, 0.00%, 11/1/51	$15,863	$10,331
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	700,000	685,173
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(3)	125,000	32,760
		1,087,589
U.S. Virgin Islands — 0.1%
Virgin Islands Hotel Development Financing Corp. Rev., (CFC-FR LLC), 6.00%, 12/1/55	100,000	96,804
TOTAL MUNICIPAL SECURITIES (Cost $82,016,686)		81,220,775
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $199,195)	200,000	199,184
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(5) (Cost $—)	1,200	2,400
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 3.2%
BlackRock Liquidity Funds MuniCash (Cost $2,631,920)	2,631,659	2,631,922
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $84,847,801)		84,054,281
OTHER ASSETS AND LIABILITIES — (0.6)%		(486,129)
TOTAL NET ASSETS — 100.0%		$83,568,152

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
AMBAC	–	American Municipal Bond Assurance Corp.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
CA MTG INS	–	California Mortgage Insurance Co.
COP	–	Certificates of Participation
FHA INS	–	Federal Housing Administration Insurance
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
HUD	–	Housing and Urban Development
NPFG	–	National Public Finance Guarantee Corp.
SOFR	–	Secured Overnight Financing Rate
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $6,620,366, which represented 7.9% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Non-income producing.

9

Schedule of Investments - California Municipal Bond ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$81,220,775	—
U.S. Treasury Securities	—	199,184	—
Warrants	—	2,400	—
Short-Term Investments	$2,631,922	—	—
	$2,631,922	$81,422,359	—

DERIVATIVE INSTRUMENTS

As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(407)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$357

See Notes to Financial Statements.
10

Schedule of Investments - Diversified Corporate Bond ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 85.4%
Aerospace and Defense — 0.3%
Boeing Co., 5.71%, 5/1/40	$2,375,000	$2,337,146
Air Freight and Logistics — 0.4%
GXO Logistics, Inc., 6.50%, 5/6/34	3,147,000	3,252,050
Automobile Components — 0.1%
Goodyear Tire & Rubber Co., 8.875%, 7/15/32	874,000	891,929
Automobiles — 1.0%
Ford Motor Credit Co. LLC, 6.05%, 11/5/31	4,397,000	4,424,829
Ford Motor Credit Co. LLC, 6.11%, 8/15/33	1,630,000	1,628,286
General Motors Financial Co., Inc., 6.15%, 7/15/35	3,320,000	3,383,979
		9,437,094
Banks — 12.4%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)	4,634,000	4,118,105
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)	2,573,000	2,545,340
Bank of America Corp., VRN, 5.51%, 1/24/36	3,555,000	3,551,669
Bank of America Corp., VRN, 5.49%, 4/23/37	7,385,000	7,172,761
Bank of Montreal, VRN, 7.70%, 5/26/84	3,096,000	3,236,165
Bank of Nova Scotia, VRN, 4.90%, 6/5/32	2,210,000	2,176,605
Bank of Nova Scotia, VRN, 3.625%, 10/27/81	2,150,000	2,136,070
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(1)	2,303,000	2,265,424
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	1,830,000	1,797,317
BPCE SA, VRN, 3.65%, 1/14/37(1)	5,070,000	4,523,630
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85	3,965,000	4,029,304
Citibank NA, VRN, 4.85%, 6/18/32	3,455,000	3,407,037
Citigroup, Inc., VRN, 5.61%, 3/4/56	2,695,000	2,520,834
FNB Corp., VRN, 5.72%, 12/11/30	2,589,000	2,596,405
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	1,002,000	1,036,527
HBOS PLC, 6.00%, 11/1/33(1)	4,340,000	4,400,484
HSBC Holdings PLC, 6.50%, 9/15/37	4,420,000	4,644,668
JPMorgan Chase & Co., VRN, 5.72%, 9/14/33	1,395,000	1,414,353
JPMorgan Chase & Co., VRN, 5.57%, 4/22/36	4,130,000	4,147,348
JPMorgan Chase & Co., VRN, 5.15%, 4/23/37	9,870,000	9,551,552
JPMorgan Chase & Co., VRN, 5.80%, 7/23/41	3,790,000	3,749,885
Morgan Stanley Private Bank NA, VRN, 4.21%, 2/8/30	2,750,000	2,703,733
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31	6,515,000	6,417,758
Pinnacle Bank/Nashville TN, VRN, 5.96%, 1/15/36	2,585,000	2,535,546
PNC Financial Services Group, Inc., VRN, 5.46%, 7/21/37	1,441,000	1,419,547
Societe Generale SA, VRN, 4.03%, 1/21/43(1)	2,644,000	1,936,913
Standard Chartered PLC, VRN, 5.85%, 8/13/37(1)	1,228,000	1,219,812
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84	2,775,000	2,853,125
U.S. Bancorp, VRN, 5.72%, 5/20/41	2,185,000	2,131,646
Webster Financial Corp., VRN, 5.78%, 9/11/35	1,375,000	1,375,647
Wells Fargo & Co., VRN, 6.49%, 10/23/34	6,430,000	6,819,442
Wells Fargo & Co., VRN, 5.61%, 4/23/36	1,260,000	1,265,245
Wells Fargo & Co., VRN, 5.43%, 1/23/47	3,945,000	3,636,391
Zions Bancorp NA, 3.25%, 10/29/29	3,770,000	3,537,089
Zions Bancorp NA, VRN, 6.82%, 11/19/35	2,234,000	2,299,026
		115,172,403
Beverages — 0.1%
Maple Parent Holdings Corp., 5.70%, 3/26/36(1)	1,340,000	1,320,447
11

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Biotechnology — 0.9%
AbbVie, Inc., 5.40%, 3/15/54	$4,430,000	$4,057,885
Amgen, Inc., 5.15%, 3/2/28	2,975,000	2,993,883
Genmab AS/Genmab Finance LLC, 6.25%, 12/15/32(1)	945,000	959,491
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	665,000	693,234
		8,704,493
Broadline Retail — 1.4%
Amazon.com, Inc., 4.80%, 7/9/31	3,225,000	3,196,163
Amazon.com, Inc., 4.55%, 3/13/33	3,125,000	3,010,691
Amazon.com, Inc., 5.10%, 7/9/33	2,775,000	2,744,331
Amazon.com, Inc., 4.875%, 3/13/36	3,055,000	2,905,507
Prosus NV, 5.53%, 7/13/33(1)	803,000	797,943
		12,654,635
Building Products — 0.3%
Louisiana-Pacific Corp., 3.625%, 3/15/29(1)	2,510,000	2,414,164
Capital Markets — 7.7%
Ares Strategic Income Fund, 5.70%, 3/15/28	882,000	884,786
Blackstone Private Credit Fund, 3.25%, 3/15/27	4,055,000	4,018,661
Blackstone Private Credit Fund, 5.95%, 7/16/29	2,639,000	2,639,018
Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,815,000	1,854,725
Blue Owl Credit Income Corp., 7.75%, 1/15/29	1,140,000	1,176,012
Charles Schwab Corp., VRN, 5.11%, 8/12/32	4,270,000	4,250,407
Citadel Finance LLC, 5.90%, 2/10/30(1)	2,650,000	2,661,538
Deutsche Bank AG, VRN, 4.875%, 12/1/32	2,742,000	2,722,560
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	367,000	359,818
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	8,675,000	8,240,263
Goldman Sachs Group, Inc., VRN, 5.54%, 1/21/47	2,490,000	2,294,654
Goldman Sachs Group, Inc., VRN, 5.73%, 1/28/56	3,090,000	2,864,521
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	2,680,000	2,668,007
Golub Capital BDC, Inc., 2.05%, 2/15/27	1,959,000	1,928,607
Golub Capital BDC, Inc., 7.05%, 12/5/28	1,630,000	1,675,130
Golub Capital Private Credit Fund, 5.45%, 8/15/28	1,959,000	1,947,240
HPS Corporate Lending Fund, 5.45%, 1/14/28	1,825,000	1,823,003
HPS Corporate Lending Fund, 4.90%, 9/11/28	1,600,000	1,573,767
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	1,480,000	1,497,864
Intercontinental Exchange, Inc., 5.15%, 9/1/33	4,749,000	4,736,852
Morgan Stanley, VRN, 4.81%, 4/16/32	10,290,000	10,077,072
Morgan Stanley, VRN, 5.83%, 4/19/35	2,635,000	2,678,365
Morgan Stanley, VRN, 5.52%, 11/19/55	1,660,000	1,520,143
Northern Trust Corp., VRN, 3.375%, 5/8/32	840,000	830,437
State Street Corp., VRN, 3.03%, 11/1/34	3,510,000	3,288,587
UBS Group AG, VRN, 9.02%, 11/15/33(1)	1,345,000	1,595,338
		71,807,375
Chemicals — 1.2%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	1,460,000	1,501,506
Ecolab, Inc., 5.15%, 6/15/33	2,990,000	2,977,062
Ecolab, Inc., 5.35%, 6/15/36	2,475,000	2,457,744
Mosaic Co., 5.35%, 8/17/31	4,090,000	4,069,567
		11,005,879
Communications Equipment — 0.3%
Motorola Solutions, Inc., 5.65%, 8/17/36	2,815,000	2,805,287
12

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Construction Materials — 0.5%
Eagle Materials, Inc., 5.00%, 3/15/36	$4,656,000	$4,395,162
Consumer Finance — 1.4%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	2,835,000	2,753,373
Avilease Capital Ltd., 5.50%, 6/30/31(1)	1,590,000	1,582,614
Avolon Holdings Funding Ltd., 4.85%, 4/1/33(1)	2,878,000	2,751,109
Capital One Financial Corp., VRN, 2.36%, 7/29/32	4,015,000	3,453,555
Capital One Financial Corp., VRN, 5.40%, 1/30/37	2,205,000	2,126,626
		12,667,277
Diversified REITs — 4.1%
American Assets Trust LP, 3.375%, 2/1/31	4,860,000	4,406,593
Boston Properties LP, 5.75%, 1/15/35	3,260,000	3,232,130
CFE Fibra E, 5.875%, 9/23/40(1)	1,831,180	1,770,384
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	1,342,000	1,338,645
Global Net Lease, Inc., 4.50%, 9/30/28(1)	5,140,000	5,040,623
GLP Capital LP/GLP Financing II, Inc., 5.25%, 2/15/33	3,490,000	3,362,908
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	2,435,000	2,321,701
Kilroy Realty LP, 3.05%, 2/15/30	1,980,000	1,820,627
Kilroy Realty LP, 5.875%, 10/15/35	3,155,000	3,050,072
Piedmont Operating Partnership LP, 2.75%, 4/1/32	1,669,000	1,425,665
Piedmont Operating Partnership LP, 5.625%, 1/15/33	3,540,000	3,481,858
Store Capital LLC, 5.40%, 4/30/30	2,855,000	2,859,160
Store Capital LLC, 4.95%, 2/11/31	1,935,000	1,893,835
Trust 2401, 7.70%, 1/23/32(1)	1,649,000	1,753,440
		37,757,641
Diversified Telecommunication Services — 2.4%
AT&T, Inc., 6.20%, 10/30/56	6,130,000	5,759,054
Beacon Point DC LLC, 6.13%, 11/30/42(1)	2,050,000	1,946,646
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	2,390,000	2,320,505
HUT 8 DC LLC, 6.19%, 11/15/42(1)	1,685,000	1,637,237
QTS Central Issuer LLC/QTS TRS Central Issuer LLC, 6.625%, 9/1/31(1)	1,585,000	1,562,774
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	4,938,000	4,780,041
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	4,677,000	4,568,081
		22,574,338
Electric Utilities — 9.1%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	4,831,000	4,741,897
Chpe LLC, 5.10%, 6/30/33(1)	1,759,000	1,725,689
Cleveland Electric Illuminating Co., 5.00%, 2/15/30(1)	3,241,000	3,238,061
Commonwealth Edison Co., 5.95%, 6/1/55	4,920,000	4,804,055
Constellation Energy Generation LLC, 5.30%, 6/1/36	3,408,000	3,304,911
COX Asset Mexico SA de CV, 7.125%, 1/8/32(1)	1,784,000	1,792,394
Duke Energy Florida LLC, 5.95%, 11/15/52	8,000,000	7,842,854
Duke Energy Indiana LLC, 5.40%, 4/1/53	4,090,000	3,686,048
Duke Energy Progress LLC, 5.35%, 3/15/53	7,180,000	6,476,591
Evergy Missouri West, Inc., 4.70%, 5/21/29(1)	1,882,000	1,870,290
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	2,250,000	2,221,025
Hydro One, Inc., 4.75%, 5/30/31	4,748,000	4,689,643
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	2,205,000	2,178,185
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	4,679,000	4,663,213
NRG Energy, Inc., 6.125%, 5/15/36(1)	1,676,000	1,642,775
Pacific Gas & Electric Co., 6.30%, 8/15/56	4,923,000	4,682,156
PECO Energy Co., 5.00%, 9/1/31	4,584,000	4,574,123
13

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Public Service Co. of Oklahoma, 5.40%, 2/15/34	$1,168,000	$1,163,932
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	3,858,000	3,726,110
Virginia Electric & Power Co., 6.30%, 8/15/56	3,034,000	3,067,252
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	4,190,000	4,326,309
Xcel Energy, Inc., 5.60%, 4/15/35	5,440,000	5,426,740
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	2,854,000	2,770,105
		84,614,358
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.30%, 2/15/30	2,485,000	2,562,282
Electronic Equipment, Instruments and Components — 0.3%
Avnet, Inc., 5.65%, 9/1/31	3,210,000	3,199,563
Entertainment — 0.3%
Beignet Investor LLC, 6.58%, 5/30/49(1)	3,314,000	3,176,723
Financial Services — 2.0%
Antares Holdings LP, 7.95%, 8/11/28(1)	1,455,000	1,504,054
Antares Holdings LP, 6.35%, 10/23/29(1)	1,945,000	1,954,272
Atlas Warehouse Lending Co. LP, 6.25%, 1/15/30(1)	1,796,000	1,837,198
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/30(1)	860,000	840,629
Atlas Warehouse Lending Co. LP, 5.25%, 1/15/33(1)	2,015,000	1,957,762
Corebridge Financial, Inc., 5.90%, 8/20/36	3,630,000	3,646,158
Essent Group Ltd., 6.25%, 7/1/29	436,000	447,039
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	1,827,000	1,804,237
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	2,958,000	2,972,018
Rocket Cos., Inc., 6.375%, 8/1/33(1)	1,315,000	1,333,543
		18,296,910
Food Products — 1.1%
Conagra Brands, Inc., 5.40%, 8/1/31	1,495,000	1,490,622
Mars, Inc., 5.65%, 5/1/45(1)	2,990,000	2,869,344
Mars, Inc., 5.70%, 5/1/55(1)	4,160,000	3,933,651
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	1,830,000	1,716,925
		10,010,542
Gas Utilities — 0.3%
Boston Gas Co., 5.66%, 7/24/36(1)	2,514,000	2,499,403
Ground Transportation — 1.0%
Fedex Freight Holding Co., Inc., 5.25%, 3/15/36(1)	5,420,000	5,135,183
United Rentals North America, Inc., 6.00%, 12/15/29(1)	4,540,000	4,597,876
		9,733,059
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories, 4.65%, 3/15/36	3,415,000	3,235,749
Abbott Laboratories, 5.50%, 3/15/56	5,045,000	4,730,000
Baxter International, Inc., 4.90%, 12/15/30	3,145,000	3,089,778
Baxter International, Inc., 5.65%, 12/15/35	2,980,000	2,910,163
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	3,255,000	3,311,051
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	2,115,000	2,084,564
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	1,595,000	1,570,804
		20,932,109
Health Care Providers and Services — 3.8%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	2,455,000	2,413,992
CVS Health Corp., 4.30%, 3/25/28	2,445,000	2,429,101
CVS Health Corp., 5.05%, 3/25/48	4,275,000	3,620,471
CVS Health Corp., VRN, 7.00%, 3/10/55	1,867,000	1,928,393
HCA, Inc., 5.30%, 5/15/36	4,650,000	4,501,367
14

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
HCA, Inc., 6.20%, 3/1/55	$3,423,000	$3,312,822
Humana, Inc., VRN, 6.625%, 9/15/56	1,088,000	1,079,261
Icon Investments Six DAC, 5.42%, 8/13/31(1)	3,421,000	3,404,695
UnitedHealth Group, Inc., 3.875%, 12/15/28	2,980,000	2,930,232
UnitedHealth Group, Inc., 5.05%, 4/15/53	6,220,000	5,330,193
Universal Health Services, Inc., 5.50%, 9/1/31	4,080,000	4,079,945
		35,030,472
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc., VRN, 7.25%, 2/15/57	3,677,000	3,677,227
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp. Ltd., 4.00%, 8/1/28(1)	2,846,000	2,787,978
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	1,909,000	1,900,240
Marriott International, Inc., 5.10%, 5/1/38	2,485,000	2,330,733
		7,018,951
Household Durables — 0.5%
Meritage Homes Corp., 3.875%, 4/15/29(1)	2,960,000	2,870,901
Whirlpool Corp., 7.50%, 7/1/31(1)	1,495,000	1,500,635
		4,371,536
Independent Power and Renewable Electricity Producers — 0.2%
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 1/31/41(1)	1,783,211	1,782,711
Industrial Conglomerates — 0.2%
Eaton Corp., 3.85%, 3/6/28	2,000,000	1,978,633
Insurance — 3.8%
Allianz SE, VRN, 6.35%, 9/6/53(1)	3,000,000	3,081,744
American International Group, Inc., VRN, 5.75%, 4/1/48	2,390,000	2,401,164
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	2,275,000	2,265,067
Athene Global Funding, 5.53%, 7/11/31(1)	3,915,000	3,895,329
Athene Holding Ltd., 6.15%, 8/15/36	1,695,000	1,677,943
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	830,000	799,588
Global Atlantic Fin Co., 7.95%, 6/15/33(1)(2)	3,471,000	3,743,962
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	3,040,000	3,039,723
MetLife, Inc., 6.40%, 12/15/66	3,505,000	3,533,566
MetLife, Inc., 10.75%, 8/1/69	2,020,000	2,589,579
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	4,180,000	4,189,759
Travelers Cos., Inc., 4.95%, 7/24/31	3,690,000	3,675,084
		34,892,508
Interactive Media and Services — 1.5%
Alphabet, Inc., 5.65%, 2/15/56	5,365,000	4,911,775
Meta Platforms, Inc., 5.25%, 5/15/36(2)	2,545,000	2,450,745
Meta Platforms, Inc., 5.50%, 11/15/45	2,500,000	2,170,715
Meta Platforms, Inc., 5.625%, 11/15/55	5,340,000	4,454,130
		13,987,365
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	7,000	6,809
International Business Machines Corp., 5.80%, 2/3/56	2,710,000	2,439,245
		2,446,054
Machinery — 0.9%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	1,399,000	1,389,853
Flowserve Corp., 5.70%, 5/15/36	6,651,000	6,562,246
		7,952,099
Media — 2.3%
AppLovin Corp., 5.375%, 12/1/31	3,048,000	3,051,418
15

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	$2,105,000	$2,086,377
Cox Communications, Inc., 5.70%, 6/15/33(1)	5,544,000	5,266,119
Discovery Communications LLC, 3.95%, 3/20/28	2,547,000	2,445,120
Discovery Communications LLC, 4.125%, 5/15/29	1,556,000	1,544,338
Gray Media, Inc., 7.50%, 9/15/34(1)	1,342,000	1,341,305
Lamar Media Corp., 3.75%, 2/15/28	2,795,000	2,741,896
Nexstar Media, Inc., 6.50%, 9/15/33(1)	1,117,000	1,122,605
Nexstar Media, Inc., 7.25%, 4/15/34(1)	1,097,000	1,111,937
Univision Communications, Inc., 8.875%, 4/15/33(1)	889,000	879,264
		21,590,379
Metals and Mining — 1.2%
ArcelorMittal SA, 5.375%, 5/19/36	2,285,000	2,225,822
Commercial Metals Co., 5.75%, 11/15/33(1)	1,545,000	1,521,562
Glencore Funding LLC, 5.51%, 4/1/36(1)	3,225,000	3,173,489
Mineral Resources Ltd., 6.00%, 5/1/32(1)	1,522,000	1,503,107
Rio Tinto Finance USA PLC, 5.75%, 3/14/55	3,211,000	3,112,709
		11,536,689
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	3,070,000	2,992,469
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	4,062,000	4,198,751
		7,191,220
Multi-Utilities — 0.5%
CMS Energy Corp., VRN, 4.75%, 6/1/50	788,000	765,152
Dominion Energy, Inc., 5.35%, 6/15/36	3,927,000	3,814,862
		4,580,014
Oil, Gas and Consumable Fuels — 6.6%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	1,126,000	1,143,303
Cenovus Energy, Inc., 5.40%, 3/20/36	3,347,000	3,258,549
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	3,786,000	3,724,542
Enbridge, Inc., VRN, 7.375%, 3/15/55	3,398,000	3,551,155
Enbridge, Inc., VRN, 6.00%, 1/15/77	2,320,000	2,328,510
Energy Transfer LP, 6.125%, 12/15/45	4,485,000	4,334,959
Energy Transfer LP, 5.95%, 5/15/54	2,400,000	2,226,953
Energy Transfer LP, VRN, 8.00%, 5/15/54	2,194,000	2,300,603
Eni SpA, 5.25%, 5/18/36(1)	2,385,000	2,303,888
Eni SpA, 6.00%, 5/18/56(1)	2,573,000	2,458,152
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	4,285,000	4,266,293
Expand Energy Corp., 5.375%, 3/15/30	3,749,000	3,763,285
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	1,868,000	1,819,183
Occidental Petroleum Corp., 6.20%, 3/15/40	2,275,000	2,311,910
Occidental Petroleum Corp., 4.10%, 2/15/47	1,875,000	1,383,806
Ovintiv, Inc., 7.10%, 7/15/53	3,180,000	3,461,426
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	4,963,000	5,041,834
Rio Grande LNG LLC, 5.75%, 6/30/36(1)	4,816,000	4,693,356
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	1,429,000	1,484,651
Targa Resources Corp., 5.40%, 7/30/36	2,505,000	2,436,359
Transcanada Trust, VRN, 5.30%, 3/15/77	1,449,000	1,450,159
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	1,511,000	1,591,332
		61,334,208
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 4.40%, 5/15/29(1)	4,115,000	4,071,054
16

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Passenger Airlines — 1.8%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	$4,120,726	$4,031,125
American Airlines, Inc., 7.25%, 2/15/28(1)	2,010,000	2,030,519
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	2,661,000	2,615,462
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	2,045,000	1,983,439
United Airlines Holdings, Inc., 5.375%, 3/1/31	2,775,000	2,751,846
United Airlines, Inc., 4.625%, 4/15/29(1)	3,745,000	3,690,443
		17,102,834
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	995,000	968,743
Pharmaceuticals — 0.9%
Merck & Co., Inc., 5.20%, 5/22/36	2,710,000	2,675,547
Merck & Co., Inc., 5.70%, 9/15/55	3,510,000	3,361,026
Merck & Co., Inc., 5.85%, 5/22/56	1,955,000	1,908,610
		7,945,183
Real Estate Management and Development — 1.1%
CBRE Services, Inc., 4.90%, 1/15/33	3,140,000	3,048,894
CBRE Services, Inc., 5.25%, 6/1/36	3,385,000	3,265,330
Essential Properties LP, 5.375%, 7/15/36	3,725,000	3,586,731
		9,900,955
Semiconductors and Semiconductor Equipment — 2.5%
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	492,000	502,113
Foundry JV Holdco LLC, 6.40%, 1/25/38(1)	3,700,000	3,838,070
Intel Corp., 5.30%, 5/15/36	2,815,000	2,715,001
Intel Corp., 4.90%, 8/5/52	3,550,000	2,824,272
Intel Corp., 6.125%, 5/15/56	2,235,000	2,109,394
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	2,421,000	2,476,262
Kioxia Holdings Corp., 6.625%, 7/24/33(1)	804,000	830,972
Marvell Technology, Inc., 5.30%, 4/15/36	2,839,000	2,738,330
NVIDIA Corp., 4.75%, 6/15/33	3,645,000	3,530,929
Skyworks Solutions, Inc., 5.75%, 1/10/32	1,934,000	1,920,608
		23,485,951
Software — 0.8%
ServiceNow, Inc., 5.40%, 5/15/36	1,315,000	1,289,998
ServiceNow, Inc., 6.30%, 5/15/56	1,794,000	1,777,211
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	2,615,000	2,650,750
Synopsys, Inc., 5.00%, 4/1/32	2,121,000	2,094,685
		7,812,644
Specialized REITs — 0.7%
Crown Castle, Inc., 4.80%, 9/1/28	2,410,000	2,408,391
Crown Castle, Inc., 4.90%, 9/1/29	3,169,000	3,159,117
Iron Mountain, Inc., 6.25%, 1/15/35(1)	1,155,000	1,143,639
		6,711,147
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	1,015,000	1,040,948
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.25%, 2/15/37	1,755,000	1,687,075
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30	2,795,000	2,841,193
		4,528,268
Textiles, Apparel and Luxury Goods — 0.7%
Gildan Activewear, Inc., 4.70%, 10/7/30(1)	3,385,000	3,299,161
Gildan Activewear, Inc., 5.40%, 10/7/35(1)	3,155,000	3,027,069
		6,326,230
17

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Trading Companies and Distributors — 0.6%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	$1,159,000	$1,199,582
QXO Building Products, Inc., 6.875%, 7/15/34(1)	1,285,000	1,300,946
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36(1)	3,500,000	3,427,932
		5,928,460
Wireless Telecommunication Services — 0.2%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	1,414,000	1,474,304
TOTAL CORPORATE BONDS (Cost $803,697,689)		790,889,056
PREFERRED SECURITIES — 4.3%
Banks — 1.6%
Bank of America Corp., 4.375%	2,055,000	2,046,869
Barclays Bank PLC, 6.28%	2,170,000	2,205,652
Citigroup, Inc., 7.625%	3,447,000	3,608,371
Citizens Financial Group, Inc., 4.00%	2,700,000	2,692,720
KeyCorp, 5.00%	1,605,000	1,605,607
M&T Bank Corp., 5.125%	3,050,000	3,058,860
		15,218,079
Capital Markets — 0.7%
Bank of New York Mellon Corp., 6.15%	1,866,000	1,861,192
Goldman Sachs Group, Inc., 4.125%	2,920,000	2,911,128
Goldman Sachs Group, Inc., 6.50%	1,460,000	1,453,772
		6,226,092
Consumer Finance — 1.1%
Ally Financial, Inc., 4.70%(2)	2,550,000	2,475,195
Capital One Financial Corp., 3.95%	2,355,000	2,355,000
Capital One Financial Corp., 5.50%	1,465,000	1,465,283
Sumisho Air Lease Corp., 8.26%	1,610,000	1,620,119
Synchrony Financial, 7.25%	1,870,000	1,842,795
		9,758,392
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 8.00%(1)	2,260,000	2,266,448
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.35%	3,558,000	3,550,958
Oil, Gas and Consumable Fuels — 0.3%
Energy Transfer LP, 6.625%	3,123,000	3,143,999
TOTAL PREFERRED SECURITIES (Cost $40,041,992)		40,163,968
CONVERTIBLE PREFERRED SECURITIES — 3.9%
Banks — 3.5%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	1,800,000	1,803,521
Banco Bilbao Vizcaya Argentaria SA, 9.375%	686,000	743,435
Banco de Credito e Inversiones SA, 8.75%(1)	1,510,000	1,615,723
Banco Mercantil del Norte SA, 5.875%(1)	1,025,000	1,023,255
Banco Mercantil del Norte SA, 7.50%(1)	578,000	582,551
BNP Paribas SA, 8.50%(1)	4,144,000	4,355,505
Commerzbank AG, 7.50%	1,000,000	1,038,417
Credit Agricole SA, 4.75%(1)	2,121,000	2,053,297
HSBC Holdings PLC, 6.875%(2)	5,308,000	5,423,863
ING Groep NV, 7.50%	2,054,000	2,107,461
Lloyds Banking Group PLC, 8.00%	4,156,000	4,412,974
Societe Generale SA, 10.00%(1)	2,680,000	2,900,470
18

Schedule of Investments - Diversified Corporate Bond ETF

	Principal Amount/Shares	Value
Swedbank AB, 7.75%	4,000,000	$4,210,211
		32,270,683
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	4,005,000	4,286,435
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $36,502,131)		36,557,118
U.S. TREASURY SECURITIES — 1.7%
U.S. Treasury Notes, 3.625%, 8/31/27(3)	$4,950,000	4,922,401
U.S. Treasury Notes, 4.125%, 3/31/31	1,650,000	1,625,347
U.S. Treasury Notes, 4.375%, 1/31/32	745,000	739,456
U.S. Treasury Notes, 4.25%, 5/31/33	3,500,000	3,428,906
U.S. Treasury Notes, 4.50%, 8/31/33	5,000,000	4,967,578
TOTAL U.S. TREASURY SECURITIES (Cost $15,736,594)		15,683,688
MUNICIPAL SECURITIES — 0.2%
California Public Finance Authority Rev., (Children's Hospital Los Angeles Obligated Group), 5.40%, 11/15/36 (AG) (Cost $1,750,000)	1,750,000	1,713,076
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 4.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	34,653,379	34,653,379
State Street Navigator Securities Lending Government Money Market Portfolio(4)	7,808,105	7,808,105
TOTAL SHORT-TERM INVESTMENTS (Cost $42,461,484)		42,461,484
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $940,189,890)		927,468,390
OTHER ASSETS AND LIABILITIES — (0.1)%		(827,763)
TOTAL NET ASSETS — 100.0%		$926,640,627

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Ultra Bonds	636	December 2026	$69,979,875	$(621,857)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $264,169,731, which represented 28.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,552,493. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $3,581,915.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,943,557, which includes securities collateral of $2,135,452.

19

Schedule of Investments - Diversified Corporate Bond ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$790,889,056	—
Preferred Securities	—	40,163,968	—
Convertible Preferred Securities	—	36,557,118	—
U.S. Treasury Securities	—	15,683,688	—
Municipal Securities	—	1,713,076	—
Short-Term Investments	$42,461,484	—	—
	$42,461,484	$885,006,906	—

Liabilities
Other Financial Instruments
Futures Contracts	$621,857	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$457,125
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(2,375,496)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(789,634)

See Notes to Financial Statements.
20

Schedule of Investments - Diversified Municipal Bond ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 99.4%
Alabama — 5.3%
Alabama Highway Authority Rev., 5.00%, 9/1/39 (AG)	$1,000,000	$1,080,394
Baldwin County Industrial Development Authority Rev., (Novelis Corp.), VRN, 4.30%, 3/1/56(1)	1,000,000	986,910
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: American General Life)	2,000,000	2,074,881
Black Belt Energy Gas District Rev., 5.00%, 10/1/33 (GA: Bank of Montreal)	2,155,000	2,261,722
Black Belt Energy Gas District Rev., 5.00%, 12/1/34 (GA: Canadian Imperial Bank)	955,000	1,009,451
Black Belt Energy Gas District Rev., 5.00%, 10/1/35 (GA: Goldman Sachs Group, Inc.)	3,540,000	3,668,321
Black Belt Energy Gas District Rev., 5.00%, 12/1/35 (GA: Pacific Life Insurance Co.)	2,000,000	2,084,072
Black Belt Energy Gas District Rev., VRN, 5.50%, 6/1/49 (GA: Goldman Sachs Group, Inc.)	770,000	803,677
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	40,000	41,025
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	610,000	633,729
Black Belt Energy Gas District Rev., VRN, 5.50%, 10/1/54 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,063,391
Black Belt Energy Gas District Rev., VRN, 5.00%, 3/1/55 (GA: BP PLC)	1,905,000	1,984,166
Energy Southeast A Cooperative District Rev., 5.00%, 11/1/33 (GA: Met Tower Life Insurance)	1,250,000	1,311,759
Energy Southeast A Cooperative District Rev., VRN, 3.94%, (SOFR plus 1.50%), 4/1/34 (GA: Morgan Stanley)	1,250,000	1,252,749
Energy Southeast A Cooperative District Rev., VRN, 5.75%, 4/1/54 (GA: Morgan Stanley)	2,615,000	2,821,866
Energy Southeast A Cooperative District Rev., VRN, 5.25%, 7/1/54 (GA: Morgan Stanley)	600,000	629,267
Jefferson Sewer County Rev., 5.25%, 10/1/42	1,000,000	1,051,050
Mobile County Industrial Development Authority Rev., (AM/NS Calvert LLC), 4.75%, 12/1/54 (GA: Arcelormittal SA)	170,000	156,622
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 8.125%, 6/1/36(1)	680,000	670,795
Point Clear Club Improvement District Special Assessment, (Point Clear Club Improvement District/The - Assessment Area Rev.), 5.50%, 6/1/46	1,100,000	1,065,469
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 6/1/49 (GA: Morgan Stanley)	1,110,000	1,154,055
Southeast Alabama Gas Supply District Rev., VRN, 5.00%, 8/1/54 (GA: Pacific Life Insurance Co.)	3,500,000	3,643,922
Southeast Energy Authority A Cooperative District Rev., 5.00%, 10/1/30 (GA: JP Morgan Securities)	2,500,000	2,648,199
Southeast Energy Authority A Cooperative District Rev., VRN, 5.00%, 1/1/54 (GA: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)	2,100,000	2,191,744
		36,289,236
Alaska — 0.4%
Municipality of Anchorage Rev., 5.50%, 2/1/56	1,100,000	1,133,882
Municipality of Anchorage Rev., 5.00%, 2/1/61 (AG)	1,710,000	1,681,952
		2,815,834
Arizona — 2.9%
Arizona Board of Regents Rev., (Arizona State University), 5.50%, 7/1/48	750,000	801,115
Arizona Industrial Development Authority Rev., (CHF Arizona LLC), 5.00%, 7/1/65 (BAM)	2,500,000	2,457,179
Arizona Industrial Development Authority Rev., (Copper World, Inc.), VRN, 4.50%, 7/1/46(1)	1,000,000	988,689
Arizona Industrial Development Authority Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	1,780,000	1,870,093
Arizona Industrial Development Authority Rev., (Ironwood Ranch Apartments LP), VRN, 5.00%, 2/1/58	525,000	525,000
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(3)	100,000	1
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	181,059
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	406,142
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert AZ Waterworks & Sewer System), 5.00%, 7/15/27	1,005,000	1,026,045
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	157,309
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	500,974
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	500,000	502,238
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), 5.00%, 1/1/38(4)	770,000	839,755
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	469,783
21

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	$200,000	$197,789
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.25%, 7/1/44	585,000	497,942
Phoenix Civic Improvement Corp. Rev., (City of Phoenix AZ Wastewater), 5.00%, 7/1/32	545,000	604,922
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	623,249
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/38	775,000	760,350
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/48	2,000,000	2,048,139
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/50	1,500,000	1,524,260
Scottsdale GO, 4.00%, 7/1/31	500,000	519,753
Sierra Vista Industrial Development Authority Rev., (ALA Johnston Holdings LLC), 5.50%, 6/15/36(1)	1,250,000	1,208,168
Sierra Vista Industrial Development Authority Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/34(1)	1,000,000	985,842
		19,695,796
Arkansas — 0.8%
Arkansas Development Finance Authority Rev., (AMS Schools - Arkansas, Inc.), 5.00%, 7/1/36(1)	315,000	316,855
Arkansas Development Finance Authority Rev., (United States Steel Corp.), 5.70%, 5/1/53	330,000	336,491
Arkansas Development Finance Authority Rev., (United States Steel Corp.), VRN, 4.00%, 9/1/46 (GA: Nippon Steel Corp.)(1)	5,000,000	4,947,421
		5,600,767
California — 2.2%
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	513,279
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(5)	100,000	22,917
California Health Facilities Financing Authority Rev., (Episcopal Communities & Services for Seniors Obligated Group), 3.85%, 11/15/27	250,000	250,088
California Housing Finance Agency Rev., 4.25%, 1/15/35	411,470	419,665
California Housing Finance Agency Rev., 3.50%, 11/20/35	100,542	95,786
California Infrastructure & Economic Development Bank Rev., (Desertxpress Enterprises LLC), VRN, 12.00%, 1/1/65(1)	1,265,000	803,275
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AG)	165,000	162,028
California Municipal Finance Authority Rev., 3.00%, 6/1/45	360,000	359,267
California Municipal Finance Authority Rev., (21010 Vanowen LP), VRN, 3.00%, 2/1/57	750,000	750,333
California Municipal Finance Authority Rev., (Catalyst Impact Fund 1 LLC), 6.00%, 1/1/39(1)	1,750,000	1,796,545
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	52,191
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	115,718
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	179,807
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	97,719
California Municipal Finance Authority Rev., (SAC Health System), 6.00%, 9/1/56	345,000	374,966
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2023B), 5.50%, 9/1/43	625,000	643,116
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	400,000	399,045
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	500,000	469,544
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	320,000	321,544
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	250,000	213,102
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	650,000	656,463
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	625,000	581,091
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	243,233
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Altana Apartments), 4.00%, 10/1/56(1)	100,000	75,307
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	395,278
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	226,357
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	500,000	339,524
22

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Westgate Apartments), 4.00%, 6/1/57(1)	$290,000	$59,003
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(5)	500,000	46,777
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,540,000	1,482,886
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	1,500,000	1,347,633
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	750,000	826,802
Morongo Band of Mission Indians Rev., 5.00%, 10/1/28, Prerefunded at 100% of Par(1)(6)	100,000	104,967
Orange County Community Facilities District Special Tax, (County of Orange CA Community Facilities District No. 2023-1), 5.50%, 8/15/48	300,000	308,216
		14,733,472
Colorado — 3.5%
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,115,355
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	1,030,000	1,032,793
City & County of Denver Airport System Rev., 5.50%, 11/15/41	500,000	535,243
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	800,612
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), 4.00%, 11/15/43	340,000	311,991
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/59	260,000	276,311
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/60	545,000	585,772
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/27	245,000	246,705
Colorado Health Facilities Authority Rev., (Christian Living Neighborhoods Obligated Group), 5.00%, 1/1/29	490,000	511,299
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	208,708
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/34	385,000	414,945
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 5.00%, 12/1/35	500,000	535,262
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	468,608
Colorado Health Facilities Authority Rev., (Craig Hospital Obligated Group), 5.00%, 12/1/32	800,000	856,642
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/27	255,000	257,811
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc. Obligated Group), 5.00%, 5/15/28	340,000	348,804
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	150,000	141,223
Crowfoot Valley Ranch Metropolitan District No. 2 GO, 4.25%, 12/1/49 (BAM)	1,000,000	889,607
Denver City & County Rev., (4340 South Monaco LLC), 4.70%, 10/1/42 (FNMA)	525,000	513,241
Denver Urban Renewal Authority Tax Allocation, (Denver Urban Renewal Authority 9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,062
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/38(5)	250,000	145,652
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/39(5)	250,000	136,161
E-470 Public Highway Authority Rev., VRN, 3.14%, (SOFR plus 0.70%), 9/1/39	390,000	389,566
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/34 (BAM)	300,000	321,797
Meridian Village Metropolitan District No. 1 GO, 5.00%, 12/1/35 (BAM)	325,000	347,077
Park Creek Metropolitan District Rev., (Park Creek Metropolitan District Westerly Creek District Service Area), 4.00%, 12/1/46 (AG)	500,000	456,438
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/37 (AG)	850,000	901,209
Park Creek Metropolitan District Tax Allocation, (Park Creek Metropolitan District Westerly Creek District Service Area), 5.00%, 12/1/43 (AG)	1,400,000	1,447,883
Parterre Metropolitan District No. 5 GO, 6.125%, 12/1/55	500,000	518,470
Prairie Center Metropolitan District No. 3 GO, 5.875%, 12/15/46	500,000	521,173
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.375%, 12/1/40	880,000	879,686
Prairie Point Community Authority Board Special Improvement District No. 1 Special Assessment, 5.75%, 12/1/45	1,000,000	1,004,884
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/31 (BAM)	220,000	237,681
Raindance Metropolitan District No. 2 GO, 5.00%, 12/1/32 (BAM)	300,000	323,172
Red Barn Metropolitan District GO, 5.50%, 12/1/55	785,000	779,115
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado GO, 5.00%, 4/1/35(1)	2,000,000	2,119,473
State of Colorado COP, 6.00%, 12/15/38	250,000	282,092
23

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
State of Colorado COP, 6.00%, 12/15/40	$385,000	$429,723
Sterling Ranch Community Authority Board Special Assessment, (Sterling Ranch Metropolitan District No. 1), 5.625%, 12/1/43	116,000	118,876
Trails at Crowfoot Metropolitan District No. 3 GO, 4.00%, 12/1/44 (AG)	500,000	455,579
University of Colorado Rev., 5.00%, 6/1/38	500,000	546,248
University of Colorado Rev., 5.00%, 6/1/39	460,000	497,312
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	471,314
Village Metropolitan District GO, 5.75%, 12/1/55	720,000	721,582
		24,203,157
Connecticut — 1.1%
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), 5.25%, 8/1/41 (BAM)	1,000,000	1,083,378
Aquarion Water Authority Rev., (Aquarion Water Authority Water System Rev.), Capital Appreciation, 0.00%, 8/1/50 (BAM)(5)	750,000	214,709
Connecticut State Health & Educational Facilities Authority Rev., (Odd Fellows Home of Connecticut, Inc. Obligated Group), 4.40%, 12/15/31	265,000	266,191
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	1,500,000	1,503,021
New Haven GO, 5.00%, 8/1/31 (AG)	1,250,000	1,353,434
Stamford Housing Authority Rev., (TJH Senior Living LLC Obligated Group), 4.25%, 10/1/30	750,000	755,422
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,013,170
State of Connecticut, Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,213,535
		7,402,860
Delaware — 0.5%
Delaware State Economic Development Authority Rev., (NRG Energy, Inc.), VRN, 4.00%, 10/1/45	1,015,000	998,364
Delaware State Health Facilities Authority Rev., (Christiana Care Health System Obligated Group), 5.00%, 10/1/47	1,500,000	1,539,224
Town of Bridgeville Special Tax, (Town of Bridgeville Heritage Shores Special Development District), 5.625%, 7/1/53(1)	700,000	703,683
		3,241,271
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 1/1/41	1,080,000	1,131,968
District of Columbia Rev., (Rocketship DC Obligated Group), 5.75%, 6/1/54	500,000	452,457
District of Columbia Housing Finance Agency Rev., (Barry Farm Building 1A LLC), VRN, 3.15%, 2/1/30	540,000	540,737
District of Columbia Income Tax Rev., 5.00%, 6/1/36	1,000,000	1,112,230
District of Columbia Income Tax Rev., 5.25%, 5/1/48	1,035,000	1,075,106
District of Columbia Water & Sewer Authority Rev., 4.00%, 10/1/51	500,000	445,348
		4,757,846
Florida — 9.5%
Alachua County Health Facilities Authority Rev., (Oak Hammock at the University of Florida Obligated Group), 3.625%, 10/1/30	230,000	230,025
Broward County Airport System Rev., 5.00%, 10/1/35	735,000	743,403
Broward County Port Facilities Rev., 4.00%, 9/1/37	750,000	736,236
Broward County Port Facilities Rev., 5.00%, 9/1/38	950,000	999,736
Broward County Port Facilities Rev., 5.00%, 9/1/39	1,000,000	1,041,872
Broward County Port Facilities Rev., 5.00%, 9/1/40	550,000	567,814
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,024,600
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	940,000	965,270
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	815,163
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	308,738
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/33	250,000	257,952
Capital Projects Finance Authority Rev., (Navigator Academy of Leadership, Inc. Obligated Group), 5.00%, 6/15/54(1)	1,220,000	1,090,084
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/53	750,000	666,301
Central Florida Expressway Authority Rev., 5.00%, 7/1/29	1,060,000	1,125,754
Central Florida Expressway Authority Rev., 5.00%, 7/1/37	1,000,000	1,090,279
Central Florida Expressway Authority Rev., 5.00%, 7/1/44 (AG)	1,100,000	1,150,794
Duval County Public Schools COP, 5.00%, 7/1/35 (AG)	420,000	440,437
24

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	$155,000	$149,993
Florida Development Finance Corp. Rev., (Coastal Waste & Recycling, Inc.), VRN, 4.55%, 6/1/46(1)	1,000,000	990,915
Florida Development Finance Corp. Rev., (Renaissance Charter School, Inc.), 6.75%, 6/15/53(1)	500,000	520,053
Florida Development Finance Corp. Rev., (St. Andrew's School of Boca Raton, Inc.), 5.25%, 6/1/54	1,660,000	1,595,163
Florida Housing Finance Corp. Rev., (Liberty Square Elderly LLC), 4.70%, 5/1/43 (FNMA), (HUD)	1,250,000	1,245,854
Florida Housing Finance Corp. Rev., (Richman Capri LIHTC LLC), VRN, 3.00%, 2/1/44	250,000	249,494
Florida Housing Finance Corp. Rev., VRN, 3.15%, 12/1/29	455,000	455,221
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 4.70%, 11/15/31(1)	2,030,000	2,038,445
Fort Lauderdale Water & Sewer Rev., 5.50%, 9/1/48	1,250,000	1,332,212
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AG)	1,050,000	1,111,078
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	190,000	192,868
Greater Orlando Aviation Authority Rev., (United Airlines, Inc.), 5.25%, 11/1/34	1,000,000	1,055,481
Hillsborough County Housing Finance Authority Rev., 4.55%, 2/1/42 (FNMA)	1,485,000	1,434,340
Hillsborough County Housing Finance Authority Rev., (OK Riverside TC LLC), VRN, 3.125%, 12/1/28	370,000	370,010
Hillsborough County Industrial Development Authority Rev., (BayCare Obligated Group), 5.25%, 11/15/49	1,500,000	1,553,947
Jacksonville Housing Finance Authority Rev., (Ability LF LLC), VRN, 3.15%, 1/1/46	1,000,000	1,000,068
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	1,000,000	935,191
Lakeland Department of Electric Utilities Rev., 5.00%, 10/1/39	500,000	550,505
Lee County Industrial Development Authority Rev., (Shell Point Obligated Group), 4.125%, 11/15/29	435,000	435,592
Martin County Health Facilities Authority Rev., (Cleveland Clinic Health System Obligated Group), 4.00%, 1/1/46	695,000	625,492
Miami Beach Redevelopment Agency Tax Allocation, (Miami Beach Redev Agy City Center/Historic Convention Vlg Redev & Revitalizatio), 5.00%, 2/1/44 (AG)	1,500,000	1,546,995
Miami-Dade Aviation County Rev., 5.00%, 10/1/38	750,000	791,049
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/48	2,410,000	2,440,485
Miami-Dade County Housing Finance Authority Rev., 4.95%, 11/1/41 (FNMA)	2,000,000	2,002,228
Miami-Dade County Housing Finance Authority Rev., (Residences at Palm Court LLC), 5.00%, 9/1/43 (HUD)	1,000,000	982,692
Miami-Dade County Housing Finance Authority Rev., (RGC Phase I LLC), 4.88%, 3/1/46 (FNMA), (HUD)	1,500,000	1,469,281
Miami-Dade County Seaport Department Rev., 4.00%, 10/1/46	450,000	403,382
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/27	1,000,000	1,025,618
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	906,962
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	850,000	866,239
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	500,000	451,666
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/30 (AG)	2,000,000	2,135,065
Orlando Utilities Commission Rev., 5.00%, 10/1/48	3,000,000	3,085,938
Ormond Crossings West Community Development District Special Assessment, (Ormond Crossings West Community Development District Master Infrastructure Proj), 6.00%, 11/1/57	1,415,000	1,349,567
Osceola County Housing Finance Authority Rev., (San Jose Preservation Ltd.), VRN, 2.75%, 4/1/29	530,000	527,165
Osceola Transportation County Rev., Capital Appreciation, 0.00%, 10/1/42(5)	535,000	233,322
Palm Beach County Health Facilities Authority Rev., (Green Cay Life Plan Village, Inc.), 5.20%, 11/15/31(1)(4)	1,670,000	1,674,863
Palm Coast Utility Rev., 5.00%, 10/1/56	2,500,000	2,530,601
Pasco County Rev., (State of Florida Cigarette Tax), 5.75%, 9/1/54 (AG)	290,000	303,479
Pinellas County Housing Finance Authority Rev., (SP Pinellas III LLC), 4.70%, 10/1/43 (FHLMC)	1,000,000	972,026
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	100,000	102,499
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	475,000	480,012
South Miami Health Facilities Authority, Inc. Rev., (Baptist Health South Florida Obligated Group), VRN, 5.00%, 8/15/65	580,000	613,448
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 4.50%, 1/1/30(1)	800,000	800,182
Village Community Development District No. 13 Special Assessment, (Village Community Development District No. 13 Phase I Series 2019), 3.55%, 5/1/39	250,000	222,748
Village Community Development District No. 14 Special Assessment, (Village Community Development District No. 14 Series 2022 Phase I), 5.50%, 5/1/53	930,000	935,200
25

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2023 Phase I), 5.25%, 5/1/54(1)	$490,000	$482,819
Village Community Development District No. 15 Special Assessment, (Village Community Development District No. 15 Series 2024), 3.75%, 5/1/29(1)	455,000	456,597
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.00%, 5/1/35	1,050,000	1,031,418
Village Community Development District No. 16 Special Assessment, (Village Community Development District No. 16 Series 2025, Special Assessment), 4.875%, 5/1/45	1,500,000	1,474,423
Wildwood Utility Dependent District Rev., 5.00%, 10/1/36 (BAM)	455,000	479,727
Wildwood Utility Dependent District Rev., 5.50%, 10/1/48 (AG)	780,000	818,901
		64,692,977
Georgia — 3.9%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/36	2,015,000	2,001,386
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	1,000,000	951,061
Atlanta Water & Wastewater Rev., 4.00%, 11/1/43 (BAM)	290,000	275,974
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	856,229
Columbia County Hospital Authority Rev., (WellStar Health System Obligated Group), 5.125%, 4/1/48	390,000	397,221
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.70%, 10/1/32	525,000	530,514
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.35%, 11/1/48	1,500,000	1,506,763
Development Authority of Burke County Rev., (Georgia Power Co.), VRN, 3.375%, 11/1/53	180,000	180,353
Development Authority of Burke County Rev., (Oglethorpe Power Corp.), VRN, 3.60%, 1/1/40	1,500,000	1,513,563
George L Smith II Congress Center Authority Rev., 4.00%, 1/1/36	500,000	499,063
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	457,795
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 5.00%, 1/1/36(1)	500,000	515,195
Georgia Ports Authority Rev., 5.25%, 7/1/52	1,500,000	1,549,407
Main Street Energy, Inc. Rev., 5.00%, 10/1/33 (GA: Bank Of Nova Scotia TR)	2,195,000	2,306,449
Main Street Energy, Inc. Rev., 5.00%, 9/1/36 (GA: Citigroup, Inc.)	1,765,000	1,829,329
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup, Inc.)	1,200,000	1,212,602
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	415,000	418,768
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	535,000	558,034
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 9/1/53 (GA: Royal Bank of Canada)	550,000	575,682
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Citigroup, Inc.)	955,000	992,427
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 5/1/54 (GA: Royal Bank of Canada)	1,910,000	2,016,815
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/54 (GA: Citigroup, Inc.)	1,500,000	1,566,352
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 6/1/55 (GA: TD Bank N.A.)	1,000,000	1,059,122
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/55 (GA: Citigroup, Inc.)	1,520,000	1,588,563
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	1,325,000	1,205,146
		26,563,813
Guam — 0.3%
Guam Government Waterworks Authority Rev., (Guam Government Waterworks Authority Water And Wastewater System), 5.50%, 7/1/43	730,000	767,834
Guam Power Authority Rev., 5.00%, 10/1/42	200,000	204,358
Guam Power Authority Rev., 5.00%, 10/1/43	200,000	204,535
Guam Power Authority Rev., 5.00%, 10/1/44	200,000	203,706
Port Authority of Guam Rev., 5.00%, 7/1/33	250,000	254,139
Port Authority of Guam Rev., 5.00%, 7/1/34	225,000	228,420
Port Authority of Guam Rev., 5.00%, 7/1/35	200,000	202,722
		2,065,714
Hawaii — 0.1%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/38	125,000	136,155
Honolulu GO, 5.00%, 7/1/29	830,000	880,321
		1,016,476
26

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), 4.00%, 3/1/46 (BAM-TCRS)	$365,000	$335,743
Idaho Health Facilities Authority Rev., (St. Luke's Health System Ltd. Obligated Group ID), VRN, 5.00%, 3/1/60	370,000	399,377
		735,120
Illinois — 6.6%
Board of Trustees of the University of Illinois Rev., (University of Illinois Health Services Facilities System), 5.00%, 10/1/37	1,000,000	1,052,902
Brown County Community Unit School District No. 1 GO, 5.00%, 12/1/37 (BAM)	1,125,000	1,189,993
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/29 (BAM)	840,000	878,577
Champaign County Community Unit School District No. 116 Urbana GO, 5.00%, 1/1/32 (BAM)	695,000	753,459
Chicago GO, 4.00%, 1/1/35	500,000	475,017
Chicago GO, 5.25%, 1/1/38	1,000,000	1,010,373
Chicago GO, 6.00%, 1/1/38	20,000	20,066
Chicago GO, 5.50%, 1/1/49	30,000	29,266
Chicago GO, 6.00%, 1/1/50	800,000	824,259
Chicago Board of Education GO, 5.00%, 12/1/27 (AG)	700,000	715,715
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	280,379
Chicago Board of Education GO, 5.00%, 12/1/42	2,160,000	2,021,881
Chicago Midway International Airport Rev., 5.75%, 1/1/48 (BAM)	285,000	298,537
Chicago O'Hare International Airport Rev., (Chicago O'Hare International Airport Customer Facility Charge), 5.25%, 1/1/43 (BAM)	1,000,000	1,038,409
Chicago O'Hare International Airport Rev., (TrIPs Obligated Group), 5.50%, 7/1/37	1,000,000	1,088,210
Chicago Wastewater Transmission Rev., 5.00%, 1/1/38 (BAM)	500,000	536,707
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39 (AG)	1,000,000	1,049,113
Chicago Wastewater Transmission Rev., 5.25%, 1/1/53 (AG)	2,190,000	2,239,887
Chicago Waterworks Rev., 5.00%, 11/1/27	1,000,000	1,003,926
Chicago Waterworks Rev., 5.00%, 11/1/64	1,000,000	984,621
Cook County GO, 5.00%, 11/15/31	1,000,000	1,004,743
Cook County Sales Tax Rev., 4.00%, 11/15/40	900,000	836,905
Cook County Sales Tax Rev., 5.25%, 11/15/45 (BAM-TCRS)	725,000	757,440
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.80%, 12/1/43(1)	335,000	341,184
Illinois Finance Authority Rev., (Centerpoint Joliet Terminal Railroad LLC), VRN, 4.125%, 12/1/50 (GA: Centerpoint Properties TR)(1)	1,000,000	978,321
Illinois Finance Authority Rev., (Navy Pier, Inc. Obligated Group), 5.00%, 10/1/34(1)	1,770,000	1,825,932
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine and Science), 5.25%, 8/1/35(1)	910,000	937,510
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	253,493
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/59	770,000	826,230
Illinois Housing Development Authority Rev., (Island Terrace 4% Preservation Associates LP), VRN, 2.80%, 8/1/28	350,000	348,049
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	1,000,000	1,000,813
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	947,311
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/42	1,240,000	1,253,064
Illinois State Toll Highway Authority Rev., 5.25%, 1/1/43	365,000	386,294
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/47	3,590,000	3,694,230
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 5.00%, 6/15/29	330,000	337,200
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.00%, 1/1/32 (BAM)	150,000	162,235
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/46 (BAM)	225,000	236,234
Southwestern Illinois Development Authority Rev., (State Clair County School District No. 189 East State Louis), 5.50%, 1/1/47 (BAM)	250,000	261,091
Springfield Electric Rev., 5.00%, 3/1/33 (BAM)	2,000,000	2,195,297
State of Illinois GO, 5.00%, 11/1/27	2,150,000	2,204,516
27

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
State of Illinois GO, 5.00%, 11/1/29	$760,000	$777,099
State of Illinois GO, 5.00%, 10/1/33	245,000	252,038
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,067,384
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,311,199
State of Illinois GO, 5.50%, 4/1/51	2,500,000	2,602,771
Village of Downers Grove GO, 4.00%, 1/1/41	1,015,000	965,043
		45,254,923
Indiana — 1.2%
Carmel Waterworks Rev., 5.25%, 5/1/47 (BAM)	330,000	341,015
City of Whiting Rev., (BP Products North America, Inc.), VRN, 4.00%, 12/1/44 (GA: BP PLC)	1,000,000	997,119
Indiana Finance Authority Rev., (CHF - Tippecanoe LLC), 5.00%, 6/1/53	250,000	233,164
Indiana Finance Authority Rev., (DePauw University), 5.125%, 10/1/51	1,000,000	969,230
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/62	365,000	377,718
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 5.00%, 10/1/64	445,000	466,998
Indiana Finance Authority Rev., (Retirement Living, Inc. Obligated Group), 5.25%, 3/1/50	585,000	585,888
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.00%, 7/1/49	1,030,000	979,298
Indiana Finance Authority Rev., (SFP-PUFW I LLC), 5.75%, 7/1/64	470,000	427,771
Indiana Finance Authority Rev., (Westminster Village Greenwood, Inc. Obligated Group), 3.75%, 5/15/32	200,000	200,017
Indiana Housing & Community Development Authority Rev., (Carriage House Glendale Housing LP), 4.80%, 9/1/41 (FNMA)	620,000	599,475
Indiana Housing & Community Development Authority Rev., (Henderson Court Housing LP), 4.54%, 3/1/43 (FNMA)	580,000	562,685
Indianapolis Local Public Improvement Bond Bank Rev., 4.00%, 2/1/47	750,000	673,469
Purdue University Rev., 5.00%, 7/1/40	750,000	794,971
Valparaiso Rev., (Pratt Paper IN LLC), 4.50%, 1/1/34(1)	205,000	209,972
		8,418,790
Iowa — 0.6%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/34	1,135,000	1,271,357
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/41	1,000,000	997,337
Muscatine Power & Water Electric Rev., 5.00%, 12/1/45 (AG)	1,000,000	1,032,707
Polk County GO, 5.00%, 6/1/44	1,000,000	1,017,957
		4,319,358
Kansas — 0.4%
Garden City Rev., (City of Garden City KS STAR Bond District), 5.375%, 6/1/39(1)	875,000	866,270
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	754,513
Prairie Village Tax Allocation, (City of Prairie Village KS Meadowbrook Redevelopment District), 3.125%, 4/1/36	85,000	80,314
Wichita Rev., (City of Wichita K-96 Greenwich STAR Bond District Phase III), 4.125%, 9/1/33(1)	370,000	367,559
Wyandotte County-Kansas City Unified Government Rev., (Wyandotte Cnty-Kansas City Unified Government Northwest Speedway Star Bond Dist), 5.50%, 3/1/46(1)	1,000,000	980,260
		3,048,916
Kentucky — 0.8%
Ashland Rev., (Royal Blue Health LLC Obligated Group), 5.00%, 2/1/30	370,000	388,601
Kentucky Bond Development Corp. Rev., (Collegiate Housing Foundation/AL - Bowling Green LLC), 4.75%, 7/1/56 (AG)	1,950,000	1,845,449
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	100,043
Kentucky Municipal Power Agency Rev., 5.00%, 9/1/27	500,000	510,664
Kentucky Public Energy Authority Rev., VRN, 3.65%, (SOFR plus 1.20%), 8/1/52 (GA: Morgan Stanley)	1,000,000	1,007,074
Kentucky Public Energy Authority Rev., VRN, 5.25%, 4/1/54 (GA: Morgan Stanley)	500,000	523,043
Louisville/Jefferson County Metropolitan Government Rev., (Norton Healthcare Obligated Group), VRN, 5.00%, 10/1/47	1,000,000	1,048,765
		5,423,639
Louisiana — 1.0%
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/36 (AG)	535,000	585,414
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/37 (AG)	750,000	809,998
28

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Greater New Orleans Expressway Commission Rev., 5.00%, 11/1/40 (AG)	$500,000	$523,584
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (State James Place of Baton Rouge Obligated Group), 4.625%, 11/15/36	1,425,000	1,415,048
Louisiana Offshore Terminal Authority Rev., (Loop LLC), VRN, 4.20%, 9/1/33	1,000,000	1,008,487
Louisiana Public Facilities Authority Rev., (Acadiana Renaissance Charter Academy), 6.00%, 6/15/59(1)	800,000	790,712
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AG)	250,000	248,593
Richland Parish Hospital Service District No. 1A Rev., 5.00%, 8/1/29	840,000	850,257
St. John the Baptist Parish LA Rev., (Marathon Oil Corp.), VRN, 3.30%, 6/1/37	550,000	551,489
		6,783,582
Maryland — 1.3%
Baltimore Rev., (City of Baltimore MD City-Wide Affordable Housing Dev Dist Tax Increment Fund), 5.25%, 6/1/55(1)	1,600,000	1,534,576
Baltimore Rev., (City of Baltimore MD Harbor Point Special Taxing District), 5.00%, 6/1/51	400,000	393,748
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	150,000	150,275
Baltimore Rev., (East Baltimore Research Park Development District), 5.00%, 9/1/38	170,000	170,686
Brunswick Special Tax, (City of Brunswick MD Brunswick Crossing District), 5.00%, 7/1/36	350,000	353,657
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	403,709
Maryland Community Development Administration Rev., (Fairfield Marley Station LP), 4.35%, 2/1/44 (FNMA)	1,500,000	1,392,545
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/27	375,000	379,528
Maryland Economic Development Corp. Rev., (PRG-Towson Place Properties LLC), 5.00%, 6/1/34	725,000	766,439
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	414,124
Maryland Stadium Authority Rev., (Baltimore City Public School Construction Financing Fund), 5.00%, 5/1/42 (ST INTERCEPT)	625,000	632,864
State of Maryland GO, 5.00%, 3/15/28	550,000	570,457
State of Maryland GO, 5.00%, 6/1/36	1,500,000	1,619,912
		8,782,520
Massachusetts — 1.9%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/52	1,000,000	1,016,477
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,076,958
Massachusetts Clean Water Trust Rev., (Massachusetts Clean Water State Revolving Fund), 5.00%, 2/1/42	770,000	813,316
Massachusetts Development Finance Agency Rev., (CHF Merrimack, Inc.), 4.25%, 7/1/34(1)	450,000	448,838
Massachusetts Development Finance Agency Rev., (CHF Wentworth, Inc.), 5.50%, 7/1/66(1)	400,000	385,519
Massachusetts Development Finance Agency Rev., (Dana-Farber Cancer Institute Obligated Group), 5.50%, 12/1/56	1,000,000	1,039,590
Massachusetts Development Finance Agency Rev., (GingerCare Living, Inc. Obligated Group), 4.75%, 12/1/29(1)	300,000	300,073
Massachusetts Development Finance Agency Rev., (Mass General Brigham, Inc.), 5.00%, 7/1/43	1,770,000	1,853,392
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	100,231
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	151,140
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	823,216
Massachusetts School Building Authority Rev., 5.00%, 2/15/38	430,000	485,812
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	752,663
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/37	1,845,000	2,038,959
Massachusetts Water Resources Authority Rev., 5.00%, 8/1/48	1,500,000	1,563,307
		12,849,491
Michigan — 3.2%
Avondale School District GO, 4.125%, 11/1/46 (Q-SBLF)	1,100,000	1,036,222
Avondale School District GO, 4.125%, 5/1/47 (Q-SBLF)	525,000	487,227
Detroit GO, 5.00%, 4/1/35	300,000	313,403
Detroit GO, 5.00%, 4/1/38	740,000	762,637
Detroit GO, 4.00%, 4/1/42	1,050,000	957,148
Detroit GO, 6.00%, 5/1/43	275,000	297,495
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/40	640,000	669,580
29

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Detroit Downtown Development Authority Tax Allocation, (Detroit Downtown Development Authority Catalyst Development Area), 5.00%, 7/1/42	$410,000	$422,651
Detroit Regional Convention Facility Authority Rev., (State of Michigan Convention Facility Development Fund), 5.00%, 10/1/39	1,100,000	1,149,934
Grand Rapids Economic Development Corp. Rev., (Michigan Christian Home Obligated Group), 4.125%, 11/1/30	1,285,000	1,285,076
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/37	550,000	594,162
Great Lakes Water Authority Water Supply System Rev., 5.00%, 7/1/38	1,000,000	1,080,489
Great Lakes Water Authority Water Supply Systems Rev., VRN, 3.45%, 7/1/56	1,470,000	1,468,338
Kalamazoo Economic Development Corp. Rev., 4.25%, 8/15/31(1)	335,000	330,854
Kalamazoo Economic Development Corp. Rev., (Friendship Village of Kalamazoo Obligated Group), 3.90%, 8/15/31(1)	390,000	385,131
Michigan Finance Authority Rev., (Corewell Health Obligated Group), 4.00%, 4/15/42	395,000	366,015
Michigan State Building Authority Rev., (State of Michigan), 4.00%, 10/15/49	825,000	736,520
Michigan State Hospital Finance Authority Rev., (Corewell Health Obligated Group), VRN, 5.00%, 8/15/55	545,000	586,426
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/36	600,000	654,687
Michigan State Hospital Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.25%, 11/15/53	2,400,000	2,455,961
Michigan State Housing Development Authority Rev., 4.25%, 12/1/37	730,000	729,591
Michigan State Housing Development Authority Rev., (Clark Road Senior Ltd. Dividend Housing Association LP), VRN, 2.67%, 12/1/42	1,415,000	1,414,763
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 4.25%, 10/1/36(1)	575,000	574,330
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 4.625%, 10/1/41(1)	445,000	440,750
Michigan Strategic Fund Rev., (Detroit Brownfield Redevelopment Authority Bedrock Detroit), 5.50%, 10/1/53(1)	705,000	703,641
State of Michigan Trunk Line Rev., 5.00%, 11/15/46	1,650,000	1,708,951
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.50%, 12/1/42 (AG)	440,000	467,859
		22,079,841
Minnesota — 0.4%
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/30	250,000	266,770
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/31	210,000	226,351
Center City Rev., (Hazelden Betty Ford Foundation), 5.00%, 11/1/32	275,000	298,572
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/36	665,000	724,890
State of Minnesota GO, 5.00%, 8/1/33	1,025,000	1,148,863
		2,665,446
Mississippi — 0.3%
Hinds County COP, 4.625%, 9/1/54 (BAM)(1)	685,000	623,850
Mississippi Home Corp. Rev., (MS3 Housing LP), Series 2025-06FN, 4.55%, 4/1/42 (FNMA), (HUD)	1,385,000	1,374,751
		1,998,601
Missouri — 2.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Children's Mercy Hospital Obligated Group), 5.50%, 5/15/54	2,000,000	2,100,133
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 5.25%, 2/1/48	1,000,000	1,005,157
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health MO), 5.50%, 12/1/48	355,000	372,524
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	30,000	25,393
Jackson County School District No. R-IV Blue Springs GO, 5.50%, 3/1/42	1,000,000	1,084,376
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 4.75%, 5/1/36	65,000	65,544
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.375%, 5/1/46	115,000	115,880
Joplin Industrial Development Authority Rev., (Woodsonia Marketplace Community Improvement District), 5.75%, 5/1/53	390,000	393,870
Kansas City Industrial Development Authority Rev., (City of Kansas City MO), 5.00%, 3/1/44	1,000,000	1,003,089
Missouri Housing Development Commission Rev., 6.00%, 5/1/57 (FHLMC), (FNMA), (GNMA)	4,000,000	4,423,877
St. Charles County Industrial Development Authority Rev., (Fox Hill Preservation LP), 4.65%, 4/1/43 (FNMA), (HUD)	743,548	729,692
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	145,000	140,681
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/41	1,275,000	1,187,527
30

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Specialty Hospital), 5.00%, 11/15/46	$1,500,000	$1,397,604
		14,045,347
Montana — 0.3%
Montana Board of Housing Rev., (Hidden Creek 4 Housing Associates LLLP), VRN, 3.05%, 11/1/46	2,150,000	2,146,185
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 4.10%, 11/15/31	220,000	220,494
		2,366,679
Nebraska — 1.0%
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,034,347
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/54 (GA: Bank of Montreal)	1,180,000	1,223,811
Omaha Airport Authority Rev., 5.50%, 12/15/51	3,000,000	3,146,612
Omaha Public Power District Rev., 5.00%, 2/1/56	1,500,000	1,520,030
		6,924,800
Nevada — 1.2%
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/49	600,000	608,683
Las Vegas Special Improvement District No. 613 Special Assessment, 5.50%, 12/1/53	695,000	693,401
Las Vegas Special Improvement District No. 614 Special Assessment, 5.50%, 6/1/55	770,000	722,964
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	660,000	551,584
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	350,000	347,447
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	190,000	184,966
Las Vegas Special Improvement District No. 817 Special Assessment, 6.00%, 6/1/48	495,000	518,413
Las Vegas Special Improvement District No. 819 Special Assessment, 5.50%, 6/1/55	385,000	387,483
Reno Special Assessment, (City of Reno NV 2024 District No. 1), 5.125%, 6/1/47(1)	1,140,000	1,124,252
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/39	185,000	189,719
Sparks Special Improvement District No. 1 Special Assessment, 5.00%, 6/1/44	170,000	169,954
Sparks Special Improvement District No. 1 Special Assessment, 5.125%, 6/1/54	215,000	204,963
Sparks Tourism Improvement District No. 1 Rev., (Sparks Tourism Improvement District No. 1 Sales Tax), 3.875%, 6/15/28	125,000	124,881
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,624,834
Tahoe-Douglas Visitors Authority Rev., 5.00%, 7/1/51	600,000	574,145
		8,027,689
New Hampshire — 0.6%
New Hampshire Business Finance Authority Rev., (Lockhart Independent School District), Capital Appreciation, 0.00%, 12/1/67(5)	10,000,000	1,061,488
New Hampshire Business Finance Authority Rev., (University of Nevada Reno), 5.25%, 6/1/51 (BAM)	1,000,000	1,018,022
New Hampshire Business Finance Authority Rev., SEQ, 4.125%, 1/20/34	262,641	263,190
New Hampshire Business Finance Authority Rev., Class A, 5.10%, 12/20/42	1,160,000	1,183,974
New Hampshire Health & Education Facilities Authority Act Rev., (Trustees of Dartmouth College), VRN, 3.30%, 6/1/38	555,000	555,833
		4,082,507
New Jersey — 1.8%
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 11/1/37	500,000	531,147
New Jersey Higher Education Student Assistance Authority Rev., 4.25%, 12/1/46	4,000,000	3,878,432
New Jersey Housing & Mortgage Finance Agency Rev., (Montgomery Gateway Preservation LP), 4.55%, 5/1/41 (FNMA)	455,000	440,818
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 6/15/35	1,010,000	1,092,209
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	1,560,000	1,722,098
New Jersey Turnpike Authority Rev., 5.25%, 1/1/50	1,000,000	1,045,163
New Jersey Turnpike Authority Rev., 5.25%, 1/1/54	1,000,000	1,036,422
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/34	250,000	255,773
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/36	1,000,000	1,019,328
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	1,380,000	1,334,823
		12,356,213
31

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
New Mexico — 0.3%
Aspire Public Improvement District Special Tax, 5.30%, 10/1/53	$500,000	$454,266
Mesa Del Sol Public Improvement District No. 1 Rev., 5.45%, 10/1/55(1)	600,000	586,341
Winrock Town Center Tax Increment Development District No. 1 Tax Allocation, 4.25%, 5/1/40(1)	1,000,000	935,250
		1,975,857
New York — 8.8%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 5.25%, 12/15/31(1)	6,000,000	5,994,151
Build NYC Resource Corp. Rev., (TrIPs Obligated Group), 5.50%, 7/1/44	1,000,000	1,051,516
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/45	1,000,000	1,038,985
Long Island Power Authority Rev., VRN, 3.00%, 9/1/49	500,000	497,441
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	561,913
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	803,655
New York City GO, 5.00%, 8/1/36	250,000	276,482
New York City GO, 5.00%, 2/1/40	600,000	632,206
New York City GO, 5.25%, 5/1/41	150,000	157,253
New York City GO, 5.00%, 2/1/43	645,000	667,774
New York City GO, 5.00%, 4/1/43	790,000	802,811
New York City GO, 4.00%, 8/1/44	1,000,000	903,689
New York City GO, 4.00%, 9/1/46	250,000	226,677
New York City GO, 5.50%, 4/1/48	1,000,000	1,048,673
New York City GO, 5.00%, 3/1/50	700,000	707,051
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,120,000	1,153,895
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/43	1,000,000	1,050,215
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 4.00%, 6/15/45	1,000,000	915,220
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/46	2,500,000	2,604,711
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.25%, 6/15/52	500,000	511,498
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/39	1,250,000	1,326,279
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,060,971
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	1,255,000	1,151,754
New York City Transitional Finance Authority Future Tax Secured Rev., 5.50%, 11/1/54	2,500,000	2,633,917
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/46	750,000	783,333
New York Power Authority Rev., (New York Power Authority SFP Transmission Project), 5.25%, 11/15/39 (AG)	400,000	440,072
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/39	300,000	309,636
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/42	870,000	878,545
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	800,000	805,405
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	907,082
New York State Dormitory Authority Rev., (Orchard Park CCRC, Inc. Obligated Group), 3.32%, 11/15/30	1,200,000	1,196,274
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	500,000	551,558
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	1,535,000	1,450,776
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.25%, 3/15/52	925,000	950,438
New York State Environmental Facilities Corp. Rev., (Casella Waste Systems, Inc.), VRN, 4.30%, 12/1/44(1)	1,500,000	1,476,647
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/39	1,000,000	1,102,880
New York State Environmental Facilities Corp. Rev., (New York City Water & Sewer System), 5.00%, 6/15/45	1,500,000	1,603,080
New York State Housing Finance Agency Rev., 2.65%, 11/1/51 (SONYMA)	2,765,000	1,822,528
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.30%, 12/15/54	230,000	230,123
New York State Housing Finance Agency Rev., (State of New York Personal Income Tax), VRN, 3.35%, 12/15/54	235,000	235,968
New York State Housing Finance Agency Rev., VRN, 3.25%, 5/1/66 (SONYMA)	1,665,000	1,656,805
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	688,419
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	124,774
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 10/1/35	540,000	559,925
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.625%, 4/1/40	545,000	574,158
32

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 10/1/40	$1,000,000	$1,015,290
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/26	1,000,000	1,004,440
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/33	1,005,000	1,069,181
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	187,443
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	1,155,000	1,176,698
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), 5.25%, 12/31/54 (AG)	1,250,000	1,260,293
New York Transportation Development Corp. Rev., (JFK Millennium Partners LLC), VRN, 0.00%, 12/31/54 (AG)	750,000	482,266
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 5.00%, 6/30/54 (AG)	1,000,000	981,329
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 6.00%, 6/30/54	1,000,000	1,026,569
New York Transportation Development Corp. Rev., (JFK New Terminal One LLC), 6.00%, 6/30/55	445,000	465,930
Port Authority of New York & New Jersey Rev., 5.00%, 12/1/41	400,000	427,311
State of New York GO, 5.00%, 3/15/41	1,000,000	1,070,643
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/51	580,000	589,008
Triborough Bridge & Tunnel Authority Rev., 4.00%, 11/15/54	1,000,000	865,283
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,055,522
Westchester County Local Development Corp. Rev., (New York Blood Center, Inc.), 5.00%, 7/1/38	1,000,000	1,044,494
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.75%, 11/1/49 (AG)	400,000	422,379
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	96,573
		60,367,815
North Carolina — 1.2%
Charlotte Airport Rev., 5.25%, 7/1/41	1,765,000	1,869,893
Charlotte-Mecklenburg Hospital Authority Rev., (Atrium Health Obligated Group),VRN, 3.25%, 1/15/50	350,000	351,153
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.375%, 4/1/51	350,000	340,154
North Carolina Medical Care Commission Rev., (Carolina Village Obligated Group), 5.50%, 4/1/56	730,000	707,594
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.20%, 11/1/30	845,000	830,117
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community Obligated Group), 3.45%, 11/1/30	1,250,000	1,230,460
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	617,395
North Carolina Medical Care Commission Rev., (Penick Village Obligated Group), 4.50%, 9/1/29	310,000	310,669
North Carolina Medical Care Commission Rev., (Plantation Village, Inc. Obligated Group), 3.60%, 1/1/31	1,715,000	1,710,551
State of North Carolina Rev., 5.00%, 3/1/34	370,000	385,234
		8,353,220
Ohio — 3.8%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,495,000	1,307,889
American Municipal Power, Inc. Rev., 5.00%, 2/15/31	845,000	899,506
American Municipal Power, Inc. Rev., 5.00%, 2/15/39	1,250,000	1,300,989
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,175,000	1,143,994
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	1,050,000	900,672
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	2,000,000	1,529,416
Columbus Regional Airport Authority Rev., 5.00%, 1/1/38	1,500,000	1,580,219
Columbus-Franklin County Finance Authority Rev., (Meadow Creek Apartments LP), 4.82%, 11/1/43 (FNMA)	450,000	445,100
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	353,276
Dayton-Montgomery County Port Authority Rev., (Magnus Forest Avenue LP), VRN, 3.20%, 1/1/44	1,135,000	1,137,085
Greene County Port Authority Rev., (Kinsey Greene Preservation LP), 4.66%, 12/1/40 (FNMA)	790,000	784,650
Lorain Metropolitan Housing Authority Rev., (Wilkes Villa LLC), VRN, 3.22%, 6/1/29 (HUD)	1,000,000	1,001,282
Miami University Rev., 5.00%, 9/1/46	1,000,000	1,045,135
Montgomery County Rev., (Community Blood Center Obligated Group), 5.25%, 9/1/49	1,000,000	995,199
Ohio Housing Finance Agency Rev., (Scarborough Senior Housing LP), 5.00%, 4/1/45 (FNMA)	1,465,000	1,440,489
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/33	1,500,000	1,671,799
33

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	$1,250,000	$1,316,237
Port of Greater Cincinnati Development Authority Rev., 5.75%, 3/1/59(1)	1,750,000	1,670,633
Port of Greater Cincinnati Development Authority Rev., (Cambridge Arms Preservation LP), 4.40%, 11/1/40 (FNMA)	2,490,000	2,322,404
State of Ohio Rev., (Children's Hospital Medical Center of Akron Obligated Group), VRN, 5.00%, 8/15/54	460,000	495,658
Toledo GO, 5.00%, 12/1/34 (BAM)	400,000	439,394
Worthington City School District GO, 5.50%, 12/1/54	2,255,000	2,347,001
		26,128,027
Oklahoma — 0.5%
Oklahoma Capitol Improvement Authority Rev., (State of Oklahoma), 4.00%, 7/1/38	850,000	835,372
Oklahoma City Public Property Authority Rev., (City of Oklahoma City Sales and Use Tax), 5.00%, 6/1/34	365,000	405,009
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/41	240,000	255,853
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/42	275,000	291,679
Oklahoma Water Resources Board Rev., (State of Oklahoma Drinking Water State Revolving Fund), 4.00%, 4/1/48	1,000,000	903,516
Tulsa Municipal Airport Trust Trustees Rev., (American Airlines, Inc.), 6.25%, 12/1/35	445,000	494,718
		3,186,147
Oregon — 1.0%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	250,591
Clackamas County Hospital Facility Authority Rev., (Willamette View Obligated Group), 5.00%, 11/15/47	1,265,000	1,217,051
Forest Grove Rev., (Pacific University), Series 2022A, 5.00%, 5/1/31	1,450,000	1,503,257
Oregon Housing & Community Services Department Rev., (Civic Station Housing LP), VRN, 3.125%, 7/1/44	335,000	335,231
State of Oregon GO, 5.00%, 8/1/48	500,000	516,765
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,047,916
Tri-County Metropolitan Transportation District of Oregon Rev., 4.00%, 9/1/49	2,500,000	2,303,026
		7,173,837
Pennsylvania — 3.5%
Allegheny County Airport Authority Rev., 5.00%, 1/1/32 (AG)	500,000	536,990
Allegheny County Industrial Development Authority Rev., (United States Steel Corp.), 5.125%, 5/1/30	250,000	261,524
Allentown City School District GO, 5.00%, 6/1/34 (BAM), (ST AID WITHHLDG)	415,000	462,586
Allentown City School District GO, 5.00%, 6/1/35 (BAM), (ST AID WITHHLDG)	600,000	662,245
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 6/30/39	315,000	295,804
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 0.00%, 6/30/44	157,000	119,485
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/37 (AG)	450,000	479,423
Bucks County Water & Sewer Authority Rev., 5.00%, 12/1/38 (AG)	525,000	555,023
Coatesville School District GO, 5.00%, 11/15/45 (BAM), (ST AID WITHHLDG)(4)	1,000,000	1,026,506
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	1,910,000	1,975,786
Commonwealth Financing Authority Rev., 4.00%, 6/1/39 (AG)	2,000,000	1,885,787
Delaware River Port Authority Rev., 5.00%, 1/1/40	800,000	854,641
Montgomery County Industrial Development Authority Rev., (ACTS Retirement-Life Communities, Inc. Obligated Group), 5.00%, 11/15/42	1,500,000	1,529,116
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Motor License Fund), 5.75%, 6/30/48	400,000	416,781
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/46 (AG)	1,000,000	1,011,235
Pennsylvania Housing Finance Agency Rev., (Darby Housing LP), 4.90%, 6/1/41 (FNMA)	523,000	524,150
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	485,000	535,841
Pennsylvania Turnpike Commission Rev., 5.00%, 6/1/33	1,000,000	1,109,335
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/38	560,000	549,615
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	788,711
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/48	650,000	662,207
Pennsylvania Turnpike Commission Rev., VRN, 5.00%, 12/1/45	860,000	930,824
Philadelphia Gas Works Co. Rev., 5.25%, 8/1/49	1,000,000	1,031,138
Philadelphia Water & Wastewater Rev., 5.25%, 9/1/54 (AG)	1,500,000	1,552,844
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/39 (AG)	750,000	793,486
34

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/46	$750,000	$778,924
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/47	850,000	877,452
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/48 (AG)	500,000	511,909
School District of Philadelphia GO, 5.50%, 9/1/48 (ST AID WITHHLDG)	185,000	194,777
West Cornwall Township Municipal Authority Rev., (Lebanon Valley Brethren Home Obligated Group), 3.70%, 11/15/29	965,000	966,245
		23,880,390
Puerto Rico — 0.9%
Puerto Rico GO, 5.625%, 7/1/27	648,269	658,915
Puerto Rico GO, 5.625%, 7/1/29	750,000	788,043
Puerto Rico GO, VRN, 0.00%, 11/1/51	434,986	283,284
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., 4.33%, 7/1/40	4,000,000	3,915,278
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(5)	2,000,000	524,166
		6,169,686
Rhode Island — 0.2%
State of Rhode Island GO, 5.00%, 12/1/41	300,000	316,798
State of Rhode Island GO, 5.00%, 12/1/42	500,000	526,943
State of Rhode Island GO, 5.00%, 12/1/43	500,000	524,825
		1,368,566
South Carolina — 0.9%
Berkeley County Special Assessment, (County of Berkeley SC Nexton Improvement District), 4.25%, 11/1/40	100,000	93,111
Goose Creek Special Assessment, (City of Goose Creek SC Carnes Crossroads Improvement District), 5.50%, 10/1/55(1)	900,000	883,397
Medical University Hospital Authority Rev., 5.50%, 11/15/50 (FHA)	500,000	516,789
Patriots Energy Group Financing Agency Rev., VRN, 5.25%, 10/1/54 (GA: Sumitomo Mitsui Banking)	2,560,000	2,696,701
Richland County Special Assessment, (County of Richland SC Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	227,630
South Carolina Jobs-Economic Development Authority Rev., (Beaufort Memorial Hospital Obligated Group), 5.75%, 11/15/54	300,000	295,598
South Carolina Jobs-Economic Development Authority Rev., (Novant Health Obligated Group), 5.00%, 11/1/34	1,070,000	1,164,799
South Carolina State Housing Finance & Development Authority Rev., (Oak Grove at Hunt Club LLC), VRN, 3.15%, 11/1/43	280,000	280,211
		6,158,236
South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority Rev., (Presbyterian Retirement Village of Rapid City, Inc.), 3.25%, 9/1/30	1,905,000	1,884,327
Tennessee — 1.4%
Hamilton County & Chattanooga Sports Authority Rev., 6.00%, 12/1/55	1,000,000	1,093,110
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/35 (BAM)	320,000	345,520
Knox County Health Educational & Housing Facility Board Rev., 5.00%, 7/1/44 (BAM)	380,000	389,984
Knox County Health Educational & Housing Facility Board Rev., (Provident Group - UTK Properties LLC), 5.25%, 7/1/49 (BAM)	250,000	255,502
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/44	720,000	746,653
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Rev., (Vanderbilt University Medical Center Obligated Group), 5.00%, 7/1/46	1,470,000	1,509,695
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (Nashville & Davidson County TN South Nashville Central Business Improvement Dis), Capital Appreciation, 0.00%, 6/1/43(1)(5)	2,230,000	989,978
Metropolitan Government Nashville & Davidson County Sports Authority Rev., (Metropolitan Government of Nashville & Davidson County TN), 5.25%, 7/1/48 (AG)	1,000,000	1,026,352
Nashville Metropolitan Development & Housing Agency Tax Allocation, (Nashville Metropolitan Development & Housing Agency Fifth + Broadway Redev Area), 5.125%, 6/1/36(1)	225,000	226,914
Shelby County Health & Educational Facilities Board Rev., (Madrone Memphis Student Housing I LLC), 5.25%, 6/1/56(1)	800,000	758,701
Tennergy Corp. Rev., VRN, 5.00%, 10/1/54 (GA: Royal Bank of Canada)	750,000	781,185
35

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Tennessee Energy Acquisition Corp. Rev., 5.00%, 11/1/34 (GA: Massachusetts Mutual Life)	$1,500,000	$1,573,880
		9,697,474
Texas — 11.0%
Arlington Higher Education Finance Corp. Rev., (BASIS Texas Charter Schools, Inc.), 5.125%, 6/15/40(1)	1,000,000	1,001,283
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	300,000	304,232
Arlington Higher Education Finance Corp. Rev., (Harmony Public Schools), 5.00%, 2/15/33 (PSF-GTD)	1,200,000	1,294,609
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/30 (PSF-GTD)	315,000	338,105
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/31 (PSF-GTD)	350,000	379,449
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/32 (PSF-GTD)	300,000	327,938
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/33 (PSF-GTD)	385,000	423,075
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/34 (PSF-GTD)	620,000	681,233
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/35 (PSF-GTD)	715,000	785,063
Arlington Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas LLC), 5.00%, 8/15/37 (PSF-GTD)	500,000	544,808
Austin Special Assessment, (City of Austin TX Whisper Valley Public Improvement District Improvement Area 3), 4.25%, 11/1/32(1)	384,000	383,890
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,021,376
Brooks Development Authority Rev., VRN, 5.00%, 8/15/42(1)	2,000,000	2,028,432
Celina Independent School District GO, 4.00%, 2/15/56 (PSF-GTD)	310,000	274,932
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	320,000	322,473
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	335,000	337,589
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	250,000	257,628
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,315,000	1,139,529
Central Texas Turnpike System Rev., VRN, 5.00%, 8/15/42	1,500,000	1,586,880
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	429,957
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/40	290,000	307,133
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/47	1,000,000	1,026,376
Dallas Fort Worth International Airport Rev., VRN, 5.00%, 11/1/50	2,000,000	2,143,275
Dallas Housing Finance Corp. Rev., (Illinois 2024 Ltd.), Series 2025-17FN, Class PT, 5.00%, 3/1/44 (FNMA)	300,000	299,504
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/47	250,000	256,710
Deer Park Independent School District GO, 4.00%, 8/15/43 (PSF-GTD)	2,420,000	2,268,702
Forney Independent School District GO, Capital Appreciation, 0.00%, 8/15/53 (BAM)(5)	2,000,000	507,594
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,008,363
Fort Bend Independent School District GO, VRN, 4.00%, 8/1/54 (PSF-GTD)	1,385,000	1,397,733
Fort Bend Independent School District GO, VRN, 3.125%, 8/1/56 (PSF-GTD)	600,000	595,751
Fort Bend Toll Road Rev., 5.00%, 3/1/39 (AG)	450,000	474,686
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/34 (AG)	250,000	268,588
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/35 (AG)	365,000	390,585
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/36 (AG)	285,000	303,280
Fourth Ward Redevelopment Authority Tax Allocation, 5.00%, 9/1/37 (AG)	210,000	222,634
Galveston Wharves & Terminal Rev., 5.50%, 8/1/40	1,020,000	1,080,777
Greenville Electric System Rev., 5.00%, 2/15/56 (BAM)	2,500,000	2,517,097
Harris Toll Road Rev., 5.00%, 8/15/34	1,330,000	1,462,203
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/31 (AG)	360,000	387,574
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/33 (AG)	345,000	375,644
Harrisburg Redevelopment Authority Tax Allocation, (Harrisburg Redevelopment Authority Tax Increment Reinvestment Zone No. 23), 5.00%, 9/1/34 (AG)	300,000	327,472
36

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
HHA Fountainview PFC Rev., (Pillar Idlewilde LP), VRN, 2.75%, 4/1/43	$355,000	$353,457
Houston GO, 5.25%, 3/1/40	655,000	695,603
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/36	1,250,000	1,317,404
Houston Airport System Rev., (United Airlines, Inc.), 5.50%, 7/15/38	430,000	451,071
Houston Airport System Rev., (United Airlines, Inc.), 4.00%, 7/15/41	500,000	446,559
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	156,272
Houston Hotel Occupancy Tax & Special Rev., 5.50%, 9/1/58 (AG)	250,000	259,716
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44 (AG)	1,000,000	1,040,530
Lower Colorado River Authority Rev., VRN, 5.00%, 5/15/45	365,000	392,497
Mesquite Housing Finance Corp. Rev., (Wooded Lake Apartments Ltd.), 4.53%, 2/1/44 (FNMA)	900,000	839,328
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	500,000	513,864
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64(1)(4)	625,000	641,295
Mission Economic Development Corp. Rev., (Graphic Packaging International LLC), VRN, 5.00%, 12/1/64	1,000,000	1,027,728
Mission Economic Development Corp. Rev., (Natgasoline LLC), VRN, 4.75%, 8/1/46	1,250,000	1,258,435
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/47(4)	625,000	637,133
Montgomery County Toll Road Authority Rev., 5.00%, 9/15/48(4)	785,000	795,583
New Hope Cultural Education Facilities Finance Corp. Rev., (Bella Vida Forefront Living Obligated Group), 4.25%, 10/1/30	315,000	315,182
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/36	250,000	271,300
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/37	450,000	484,408
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/38	205,000	218,782
North Texas Tollway Authority Rev., 4.00%, 1/1/33	245,000	245,370
North Texas Tollway Authority Rev., 5.00%, 1/1/43	1,380,000	1,394,587
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/27	1,175,000	1,184,358
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/34 (AG)(5)	885,000	681,128
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/38 (AG)(5)	1,000,000	629,138
Northside Independent School District GO, 5.00%, 8/15/35 (PSF-GTD)	1,000,000	1,111,894
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 4.25%, 9/1/33(1)	370,000	370,803
Pflugerville Special Assessment, (City of Pflugerville TX Meadowlark Preserve Public Improvement District), 5.125%, 9/1/45(1)	175,000	174,040
Port Arthur Housing Authority Rev., (Foothill Willow Lakes LLC), 3.90%, 4/1/36 (FNMA)	2,010,000	1,981,956
Round Rock Independent School District GO, VRN, 5.00%, 8/1/44 (PSF-GTD)	1,350,000	1,447,808
San Antonio Electric & Gas Systems Rev., 5.25%, 2/1/43	1,250,000	1,336,977
San Antonio Electric & Gas Systems Rev., 3.25%, 2/1/56	750,000	750,029
San Antonio Electric & Gas Systems Rev., VRN, 2.90%, 2/1/55	375,000	372,440
San Antonio Electric & Gas Systems Rev., VRN, 3.08%, 2/1/55	750,000	748,370
Southeast Regional Management District GO, 4.25%, 4/1/46 (AG)	1,500,000	1,368,965
State of Texas GO, 5.00%, 8/1/40	815,000	815,481
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/44	250,000	258,984
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 5.00%, 11/15/45	250,000	257,929
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/28	430,000	444,938
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Cumberland Rest, Inc. Obligated Group), 5.00%, 10/1/29	455,000	476,335
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	621,417
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), VRN, 5.00%, 11/15/64	780,000	844,017
Tarrant County Hospital District GO, 4.25%, 8/15/48	500,000	459,241
Temple Tax Allocation, (Temple Reinvestment Zone No. 1), 5.00%, 8/1/51 (BAM)	2,750,000	2,728,359
Texas Municipal Gas Acquisition & Supply Corp. V Rev., VRN, 5.00%, 1/1/55 (GA: Bank of America Corp.)	1,650,000	1,721,822
Texas Municipal Power Agency Rev., 5.50%, 9/1/50 (BAM)	400,000	418,132
37

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 12/31/37	$505,000	$481,848
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	1,300,000	1,231,411
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners LLC), 5.50%, 12/31/58	875,000	893,898
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	500,000	535,189
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/42	1,000,000	1,011,436
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	610,000	569,397
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.00%, 8/1/34	815,000	826,834
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,120,000	1,167,480
Viridian Municipal Management District GO, 4.00%, 12/1/33 (BAM)	630,000	637,364
Williamson County GO, 5.00%, 2/15/31	1,000,000	1,083,193
		74,882,877
Utah — 1.3%
Downtown Daybreak Public Infrastructure District No. 1 Tax Allocation, (City of South Jordan South Station Housing and Transit Reinvestment Zone), 5.875%, 3/1/51(1)	500,000	502,802
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/36 (AG)	585,000	610,500
Downtown Revitalization Public Infrastructure District Rev., (City of Salt Lake City UT Revitalization Sales Tax), 5.00%, 6/1/37 (AG)	585,000	607,871
Point Phase 1 Public Infrastructure District No. 1 Rev., 5.875%, 3/1/45	500,000	517,071
Point Phase 1 Public Infrastructure District No. 1 Rev., 6.125%, 3/1/55	500,000	514,513
Point Phase 1 Public Infrastructure District No. 1 Rev., Capital Appreciation, 0.00%, 3/1/55(5)	500,000	414,808
Resort Core Public Infrastructure District No. 1 GO, Capital Appreciation, 0.00%, 3/1/57(5)	1,500,000	1,156,041
South Salt Lake Redevelopment Agency Tax Allocation, 6.25%, 4/15/46(1)	890,000	900,148
UIPA Crossroads Public Infrastructure District Tax Allocation, (UIPA Crossroads Public Infrastructure District AJL Project Area), 4.375%, 6/1/52(1)	750,000	668,664
University of Utah Rev., 5.00%, 8/1/48	1,000,000	1,036,596
Utah Housing Corp. Rev., (Promontory Place LLC), 4.69%, 2/1/45 (FNMA)	890,000	867,943
Utah Housing Corp. Rev., (Roers Salt Lake City Apartments Owner III LLC), 5.00%, 11/1/43 (FNMA)	785,000	788,081
		8,585,038
Virginia — 0.7%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/32	1,205,000	1,319,685
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	600,000	585,921
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	100,000	100,348
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	196,851
Prince William County Service Authority Rev., 5.00%, 7/15/39	545,000	594,127
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.375%, 9/1/29	595,000	595,832
Virginia Small Business Financing Authority Rev., (95 Express Lanes LLC), 4.00%, 1/1/39	1,095,000	1,042,692
Virginia Small Business Financing Authority Rev., (Mary Washington Healthcare Obligated Group), VRN, 5.00%, 6/15/60	525,000	565,662
		5,001,118
Washington — 2.8%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	533,559
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,000,000	1,078,549
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	1,200,000	1,275,654
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,095,000	1,140,779
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project Rev., 5.00%, 1/1/43	500,000	519,588
Grays Harbor County Public Hospital District No. 1 Rev., 6.875%, 12/1/53	650,000	695,472
Jefferson County Public Hospital District No. 2 Rev., 6.875%, 12/1/53	1,000,000	1,017,103
King County Housing Authority Rev., 5.375%, 7/1/45	1,040,000	1,074,243
King County Public Hospital District No. 2 GO, 5.50%, 12/1/50	2,000,000	2,092,942
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	1,185,000	1,210,907
King County Sewer Rev., 5.00%, 1/1/49	800,000	822,693
Seattle Municipal Light & Power Rev., 5.00%, 2/1/39	500,000	546,184
38

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
Seattle Municipal Light & Power Rev., 5.00%, 3/1/48	$1,000,000	$1,023,897
State of Washington GO, 5.00%, 8/1/38	1,000,000	1,081,241
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,032,004
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 8/1/44	880,000	795,628
Washington State Housing Finance Commission Rev., (Horizon House Obligated Group), 4.375%, 1/1/33	1,070,000	1,073,394
Washington State Housing Finance Commission Rev., (Provident Group - SH II Properties LLC), 5.25%, 7/1/55 (BAM)(1)	2,000,000	2,002,912
		19,016,749
West Virginia — 0.7%
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/37 (AG)	975,000	1,046,458
Ohio County Special District Excise Tax Rev., (Fort Henry Economic Opportunity Development District Excise Tax), 5.00%, 6/1/40 (AG)	525,000	548,483
West Virginia Economic Development Authority Rev., (Commercial Metals Co.), VRN, 4.625%, 4/15/55	400,000	406,100
West Virginia Hospital Finance Authority Rev., (Vandalia Health, Inc. Obligated Group), 5.50%, 9/1/48 (AG)	1,750,000	1,825,481
West Virginia Parkways Authority Rev., 5.00%, 6/1/47	600,000	613,387
		4,439,909
Wisconsin — 4.1%
Public Finance Authority Rev., (AIDS Healthcare Foundation Obligated Group), 5.50%, 12/1/44	5,715,000	6,005,016
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.50%, 7/1/43	375,000	373,988
Public Finance Authority Rev., (Air Cargo Obligated Group), 5.25%, 7/1/53	1,295,000	1,216,600
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	70,370
Public Finance Authority Rev., (Bedford Anthem Clearwater LLC), 4.35%, 8/1/36 (FNMA)	1,600,000	1,588,221
Public Finance Authority Rev., (C/HP Cove, Inc.), 4.00%, 5/1/36 (FHLMC)	1,305,000	1,256,567
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.25%, 6/1/45	330,000	325,309
Public Finance Authority Rev., (CHF - Manoa LLC), 5.25%, 7/1/38(1)	630,000	600,985
Public Finance Authority Rev., (CHF - Manoa LLC), 5.75%, 7/1/53(1)	920,000	828,302
Public Finance Authority Rev., (CHF - Wilmington LLC), 5.00%, 7/1/31 (AG)	75,000	76,936
Public Finance Authority Rev., (CHF - Wilmington LLC), 4.125%, 7/1/43 (AG)	3,315,000	2,976,950
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	735,000	735,245
Public Finance Authority Rev., (Foothill Elliot Baymeadows LLC), VRN, 4.50%, 7/1/67 (FHLMC)	750,000	754,263
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/32	350,000	378,979
Public Finance Authority Rev., (KSU Bixby Real Estate Foundation LLC), 5.00%, 6/15/34	280,000	306,516
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/33(1)	455,000	449,221
Public Finance Authority Rev., (Pinecrest Academy of Nevada), 4.25%, 7/15/44(1)	600,000	539,356
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.50%, 7/1/44	1,500,000	1,530,768
Public Finance Authority Rev., (Puerto Rico Tollroads LLC), 5.75%, 7/1/49	1,195,000	1,229,905
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	191,688
Public Finance Authority Rev., (SR 400 Peach Partners LLC), 5.75%, 12/31/65	2,000,000	2,053,944
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	149,302
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	515,000	375,678
Public Finance Authority Rev., (UNC Health Appalachian Obligated Group), 5.00%, 7/1/41	250,000	236,233
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	478,408
Public Finance Authority Rev., VRN, 3.59%, (SOFR plus 1.15%), 12/1/68 (GA: Deutsche Bank AG)(1)	1,920,000	1,918,218
Public Finance Authority Tax Allocation, (Southeast Overtown Park West Community Redevelopment Agency), 5.00%, 6/1/41(1)	1,000,000	1,000,820
Public Finance Authority Tax Allocation, (Town of Scarborough Downtown Omnibus Municipal Development & TIF District), 5.00%, 8/1/39	150,000	150,787
Wisconsin Health & Educational Facilities Authority Rev., (Fort Healthcare Inc. Obligated Group), VRN, 5.00%, 10/1/54	350,000	371,407
		28,169,982
TOTAL MUNICIPAL SECURITIES (Cost $687,368,918)		679,681,936
39

Schedule of Investments - Diversified Municipal Bond ETF

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 0.2%
U.S. Treasury Notes, 4.125%, 8/31/28 (Cost $1,693,160)	$1,700,000	$1,693,060
WARRANTS — 0.0%
Ground Transportation — 0.0%
BL Train Holdings West LLC(3) (Cost $—)	10,512	21,024
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
BlackRock Liquidity Funds MuniCash (Cost $1,046,649)	1,046,544	1,046,649
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $690,108,727)		682,442,669
OTHER ASSETS AND LIABILITIES — 0.2%		1,365,877
TOTAL NET ASSETS — 100.0%		$683,808,546

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
BAM-TCRS	–	Build America Mutual Assurance Corp. - Transferrable Custodial Receipts
COP	–	Certificates of Participation
FHA	–	Federal Housing Administration
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
HUD	–	Housing and Urban Development
LIQ FAC	–	Liquidity Facilities
PSF-GTD	–	Permanent School Fund
Q-SBLF	–	Qualified School Bond Loan Fund
SCH BD GTY	–	School Bond Guaranty
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
SONYMA	–	State of New York Mortgage Agency
ST AID WITHHLDG	–	State Aid Withholding
ST INTERCEPT	–	State Intercept
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $78,804,629, which represented 11.5% of total net assets.
(2)Security is in default.
(3)Non-income producing.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(6)Escrowed to maturity in U.S. government securities or state and local government securities.
40

Schedule of Investments - Diversified Municipal Bond ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$679,681,936	—
U.S. Treasury Securities	—	1,693,060	—
Warrants	—	21,024	—
Short-Term Investments	$1,046,649	—	—
	$1,046,649	$681,396,020	—

DERIVATIVE INSTRUMENTS
As of period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(94)
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$455

See Notes to Financial Statements.
41

Schedule of Investments - Multisector Floating Income ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 29.8%
AHT Trust, Series 2026-ASHF, Class A, SEQ, VRN, 5.35%, (1-month SOFR plus 1.70%), 8/15/28	$500,000	$501,374
ACREC LLC, Series 2025-FL3, Class A, VRN, 4.95%, (1-month SOFR plus 1.31%), 8/18/42(1)	250,000	249,966
AREIT Trust, Series 2022-CRE6, Class A, SEQ, VRN, 4.89%, (30-day average SOFR plus 1.25%), 1/20/37(1)	126,964	127,027
BDS LLC, Series 2025-FL14, Class A, VRN, 4.93%, (1-month SOFR plus 1.28%), 10/17/42(1)	250,000	249,970
BSPDF Issuer LLC, Series 2025-FL2, Class A, VRN, 5.16%, (1-month SOFR plus 1.52%), 12/15/42(1)	250,000	250,411
BSPDF Issuer LLC, Series 2026-FL3, Class AS, VRN, 5.34%, (1-month SOFR plus 1.70%), 9/18/43(1)	500,000	500,650
BSPRT Issuer LLC, Series 2025-FL12, Class A, VRN, 5.03%, (1-month SOFR plus 1.39%), 1/17/43(1)	500,000	500,967
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.90%, (1-month SOFR plus 2.26%), 9/15/35(1)	17,507	17,511
BSPRT Issuer Ltd., Series 2023-FL10, Class B, VRN, 6.90%, (1-month SOFR plus 3.27%), 9/15/35(1)	100,000	100,013
BX Commercial Mortgage Trust, Series 2021-ACNT, Class B, VRN, 5.00%, (1-month SOFR plus 1.36%), 11/15/38(1)	219,292	219,307
BX Commercial Mortgage Trust, Series 2025-JDI, Class A, SEQ, VRN, 5.04%, (1-month SOFR plus 1.40%), 11/15/42(1)	436,931	438,439
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, SEQ, VRN, 5.04%, (1-month SOFR plus 1.40%), 2/15/43(1)	500,000	501,906
BX Commercial Mortgage Trust, Series 2026-VLT9, Class A, SEQ, VRN, 5.34%, (1-month SOFR plus 1.70%), 3/15/45(1)	500,000	499,615
BX Trust, Series 2025-ROIC, Class C, VRN, 5.18%, (1-month SOFR plus 1.54%), 3/15/30(1)	361,483	361,601
BX Trust, Series 2025-VLT6, Class C, VRN, 5.83%, (1-month SOFR plus 2.19%), 3/15/42(1)	500,000	495,342
DBSG Mortgage Trust, Series 2024-SBL, Class A, VRN, 5.52%, (1-month SOFR plus 1.88%), 8/15/34(1)	146,003	146,153
Extended Stay America Trust, Series 2025-ESH, Class B, VRN, 5.24%, (1-month SOFR plus 1.60%), 10/15/42(1)	525,659	528,021
FS Rialto Issuer LLC, Series 2024-FL9, Class A, VRN, 5.28%, (1-month SOFR plus 1.63%), 10/19/39(1)	500,000	502,135
FS Rialto Issuer LLC, Series 2025-FL10, Class AS, VRN, 5.24%, (1-month SOFR plus 1.59%), 8/19/42(1)	400,000	399,752
JW Commercial Mortgage Trust, Series 2024-BERY, Class A, SEQ, VRN, 5.23%, (1-month SOFR plus 1.59%), 11/15/39(1)	500,000	501,188
LQR Trust, Series 2025-CALI, Class C, VRN, 5.89%, (1-month SOFR plus 2.25%), 1/15/43(1)	250,000	250,677
MF1 LLC, Series 2025-FL17, Class AS, VRN, 5.21%, (1-month SOFR plus 1.57%), 2/18/40(1)	500,000	500,279
MF1 LLC, Series 2025-FL19, Class A, VRN, 5.13%, (1-month SOFR plus 1.49%), 5/18/42(1)	500,000	500,826
MF1 Ltd., Series 2021-FL7, Class A, VRN, 4.83%, (1-month SOFR plus 1.19%), 10/16/36(1)	70,412	70,409
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.09%, (1-month SOFR plus 2.45%), 10/15/41(1)	375,000	376,320
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.08%, (1-month SOFR plus 1.44%), 2/15/42(1)	500,000	496,592
TRTX Issuer Ltd., Series 2025-FL6, Class A, VRN, 5.18%, (1-month SOFR plus 1.54%), 9/18/42(1)	500,000	501,187
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,790,343)		9,787,638
COLLATERALIZED LOAN OBLIGATIONS — 29.2%
37 Capital CLO 4 Ltd., Series 2023-2A, Class BR, VRN, 5.25%, (3-month SOFR plus 1.50%), 4/15/35(1)	500,000	500,635
Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class BR4, VRN, 5.25%, (3-month SOFR plus 1.55%), 7/15/37(1)	500,000	500,875
Apidos CLO LVIII, Series 2026-58A, Class A1, VRN, 5.10%, (3-month SOFR plus 1.20%), 10/20/39(1)(2)	500,000	500,374
Atlas Senior Loan Fund XVII Ltd., Series 2021-17A, Class B1, VRN, 5.74%, (3-month SOFR plus 2.01%), 10/20/34(1)	750,000	752,176
Barings CLO Ltd., Series 2019-1A, Class BR2, VRN, 5.35%, (3-month SOFR plus 1.60%), 10/15/38(1)	500,000	502,748
Brant Point CLO Ltd., Series 2023-1A, Class BR, VRN, 5.56%, (3-month SOFR plus 1.75%), 7/26/38(1)	500,000	502,356
Canyon Capital CLO Ltd., Series 2022-1A, Class B, VRN, 5.64%, (3-month SOFR plus 1.85%), 4/15/35(1)	500,000	500,735
CIFC Funding Ltd., Series 2025-7A, Class A1, VRN, 4.93%, (3-month SOFR plus 1.20%), 1/22/39(1)	500,000	500,730
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR2, VRN, 4.93%, (3-month SOFR plus 1.20%), 1/20/39(1)	500,000	500,719
Elmwood CLO 31 Ltd., Series 2024-7A, Class A1R, VRN, 4.96%, (3-month SOFR plus 1.23%), 7/17/39(1)	500,000	500,850
LCM 35 Ltd., Series 35A, Class BR, VRN, 5.40%, (3-month SOFR plus 1.65%), 10/15/34(1)	1,000,000	1,002,016
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class CRR, VRN, 5.89%, (3-month SOFR plus 2.10%), 10/16/37(1)	500,000	500,958
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class B1RR, VRN, 5.30%, (3-month SOFR plus 1.55%), 4/15/35(1)	500,000	500,000
Magnetite XLVII Ltd., Series 2024-47A, Class C, VRN, 5.66%, (3-month SOFR plus 1.85%), 1/25/38(1)	500,000	502,348
Octagon Investment Partners 42 Ltd., Series 2019-3A, Class BRR, VRN, 5.55%, (3-month SOFR plus 1.80%), 7/15/37(1)	500,000	500,025
42

Schedule of Investments - Multisector Floating Income ETF

	Principal Amount/Shares	Value
Palmer Square Loan Funding Ltd., Series 2025-1A, Class A2, VRN, 4.94%, (3-month SOFR plus 1.20%), 2/15/33(1)	$300,000	$299,394
Rockford Tower CLO Ltd., Series 2020-1A, Class BRR, VRN, 5.28%, (3-month SOFR plus 1.55%), 1/20/36(1)	500,000	500,625
Symphony CLO XXXI Ltd., Series 2022-31A, Class CR, VRN, 5.48%, (3-month SOFR plus 1.75%), 1/22/38(1)	500,000	501,715
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,563,308)		9,569,279
ASSET-BACKED SECURITIES — 16.6%
ACM Auto Trust, Series 2025-3A, Class A, SEQ, 5.01%, 1/22/30(1)	118,916	118,322
Arivo Acceptance Auto Loan Receivables Trust, Series 2026-1A, Class A2, SEQ, 4.96%, 8/15/30(1)	250,000	250,331
Avtech Equipment Receivables Funding LLC, Series 2026-1A, Class A, SEQ, 4.55%, 2/15/33(1)	319,628	318,750
BHG Securitization Trust, Series 2022-A, Class D, 3.56%, 2/20/35(1)	150,000	147,692
Credit Acceptance Auto Loan Trust, Series 2024-2A, Class B, 6.11%, 8/15/34(1)	250,000	252,792
FHF Issuer Trust, Series 2025-1A, Class A2, SEQ, 4.92%, 2/15/31(1)	236,575	236,353
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.24%, (30-day average SOFR plus 1.60%), 8/25/54(1)	408,135	409,731
Hertz Vehicle Financing LLC, Series 2022-5A, Class B, 4.28%, 9/25/28(1)	270,000	267,110
Hilton Grand Vacations Trust, Series 2024-1B, Class B, 5.99%, 9/15/39(1)	251,486	254,030
MVW LLC, Series 2024-2A, Class B, 4.58%, 3/20/42(1)	200,856	198,390
Navient Private Education Loan Trust, Series 2015-BA, Class A3, VRN, 5.20%, (1-month SOFR plus 1.56%), 7/16/40(1)	9,446	9,466
Pagaya AI Debt Grantor Trust, Series 2025-5, Class A2, SEQ, 5.11%, 3/15/33(1)	62,844	62,819
Pagaya AI Debt Grantor Trust, Series 2026-1, Class A2, SEQ, 4.74%, 9/15/33(1)	499,674	499,010
Pagaya AI Debt Grantor Trust, Series 2026-2, Class A2, SEQ, 5.14%, 11/15/33(1)	499,872	499,337
Pagaya AI Debt Trust, Series 2025-4, Class B, 5.69%, 1/17/33(1)	99,996	100,093
Research-Driven Pagaya Motor Asset Trust, Series 2025-3A, Class A2, SEQ, 5.15%, 2/27/34(1)	200,000	200,374
Research-Driven Pagaya Motor Asset Trust, Series 2026-R1A, Class A, SEQ, 5.66%, 7/25/34(1)	389,479	388,422
RKTL Trust, Series 2026-1A, Class A, SEQ, 4.07%, 2/26/35(1)	278,553	278,013
Service Experts Issuer LLC, Series 2021-1A, Class A, SEQ, 2.67%, 2/2/32(1)	184,850	183,371
Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, SEQ, 5.08%, 6/21/50(1)	255,153	255,508
Trinity Rail Leasing LLC, Series 2019-2A, Class A1, SEQ, 2.39%, 10/18/49(1)	19,046	19,019
USQ Rail I LLC, Series 2021-1A, Class A, SEQ, 2.25%, 2/28/51(1)	267,449	255,561
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	250,000	249,579
TOTAL ASSET-BACKED SECURITIES (Cost $5,454,689)		5,454,073
COLLATERALIZED MORTGAGE OBLIGATIONS — 15.1%
Private Sponsor Collateralized Mortgage Obligations — 4.3%
OBX Trust, Series 2026-INV1, Class AF, VRN, 4.99%, (30-day average SOFR plus 1.35%), 2/25/56(1)	453,789	447,778
Rate Mortgage Trust, Series 2026-J1, Class A27, VRN, 5.09%, (30-day average SOFR plus 1.45%), 4/25/56(1)	484,123	478,191
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.24%, (30-day average SOFR plus 1.60%), 5/25/56(1)	483,809	482,019
		1,407,988
U.S. Government Agency Collateralized Mortgage Obligations — 10.8%
FHLMC, Series 2022-DNA5, Class M1B, VRN, 8.14%, (30-day average SOFR plus 4.50%), 6/25/42(1)	250,000	257,160
FHLMC, Series 2023-DNA1, Class M1A, VRN, 5.74%, (30-day average SOFR plus 2.10%), 3/25/43(1)	196,393	198,220
FHLMC, Series 2023-HQA1, Class M1A, VRN, 5.64%, (30-day average SOFR plus 2.00%), 5/25/43(1)	177,351	178,039
FHLMC, Series 2023-HQA3, Class M1, VRN, 5.49%, (30-day average SOFR plus 1.85%), 11/25/43(1)	322,465	323,539
FHLMC, Series 2024-DNA1, Class M1, VRN, 4.99%, (30-day average SOFR plus 1.35%), 2/25/44(1)	225,817	225,918
FHLMC, Series 4619, Class NF, VRN, 4.15%, (30-day average SOFR plus 0.51%), 3/15/44	320,641	317,764
FNMA, Series 2022-R03, Class 1M2, VRN, 7.14%, (30-day average SOFR plus 3.50%), 3/25/42(1)	250,000	253,313
FNMA, Series 2023-R05, Class 1M1, VRN, 5.54%, (30-day average SOFR plus 1.90%), 6/25/43(1)	187,832	188,687
FNMA, Series 2023-R06, Class 1M1, VRN, 5.34%, (30-day average SOFR plus 1.70%), 7/25/43(1)	20,376	20,405
FNMA, Series 2024-R01, Class 1M1, VRN, 4.69%, (30-day average SOFR plus 1.05%), 1/25/44(1)	122,616	122,560
FNMA, Series 2024-R02, Class 1M1, VRN, 4.74%, (30-day average SOFR plus 1.10%), 2/25/44(1)	32,719	32,711
FNMA, Series 2024-R03, Class 2M1, VRN, 4.79%, (30-day average SOFR plus 1.15%), 3/25/44(1)	16,760	16,761
FNMA, Series 2024-R06, Class 1M2, VRN, 5.24%, (30-day average SOFR plus 1.60%), 9/25/44(1)	247,363	247,721
43

Schedule of Investments - Multisector Floating Income ETF

	Principal Amount/Shares	Value
FNMA, Series 2025-35, Class HF, VRN, 5.34%, (30-day average SOFR plus 1.70%), 5/25/55	$657,097	$658,967
FNMA, Series 2026-R01, Class 2M2, VRN, 4.99%, (30-day average SOFR plus 1.35%), 1/25/46(1)	500,000	499,189
		3,540,954
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,951,246)		4,948,942
U.S. TREASURY SECURITIES — 7.6%
U.S. Treasury Notes, VRN, 3.90%, (3-month USBMMY plus 0.10%), 1/31/27(3) (Cost $2,500,441)	2,500,000	2,500,812
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $956,899)	956,899	956,899
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $33,216,926)		33,217,643
OTHER ASSETS AND LIABILITIES — (1.2)%		(398,436)
TOTAL NET ASSETS — 100.0%		$32,819,207

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USBMMY	–	U.S. Treasury Bill Money Market Yield
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $28,032,248, which represented 85.4% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $280,091.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Commercial Mortgage-Backed Securities	—	$9,787,638	—
Collateralized Loan Obligations	—	9,569,279	—
Asset-Backed Securities	—	5,454,073	—
Collateralized Mortgage Obligations	—	4,948,942	—
U.S. Treasury Securities	—	2,500,812	—
Short-Term Investments	$956,899	—	—
	$956,899	$32,260,744	—

See Notes to Financial Statements.
44

Schedule of Investments - Multisector Income ETF
AUGUST 31, 2026

		Principal Amount/Shares	Value
CORPORATE BONDS — 40.3%
Aerospace and Defense — 0.3%
Boeing Co., 5.71%, 5/1/40		$745,000	$733,126
Automobile Components — 0.5%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)		965,000	970,035
Goodyear Tire & Rubber Co., 8.875%, 7/15/32		259,000	264,313
			1,234,348
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30		310,000	325,001
Ford Motor Credit Co. LLC, 6.11%, 8/15/33		200,000	199,790
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)		1,030,000	1,013,880
			1,538,671
Banks — 4.9%
Banco Nacional de Mexico SA, VRN, 6.70%, 8/7/36(1)		424,000	419,442
Bank of America Corp., VRN, 5.49%, 4/23/37		460,000	446,780
Bank of Montreal, VRN, 7.70%, 5/26/84		1,656,000	1,730,972
Bank of Nova Scotia, VRN, 4.90%, 6/5/32		485,000	477,671
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		1,110,000	1,170,022
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(1)		263,000	258,709
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)		400,000	392,856
BPCE SA, VRN, 3.65%, 1/14/37(1)		535,000	477,346
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		805,000	818,055
FNB Corp., VRN, 5.72%, 12/11/30		627,000	628,793
Freedom Mortgage Corp., 6.625%, 1/15/27(1)		400,000	401,046
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		469,000	485,161
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)		25,000	23,986
HBOS PLC, 6.00%, 11/1/33(1)		408,000	413,686
HSBC Holdings PLC, 6.50%, 9/15/37		750,000	788,122
JPMorgan Chase & Co., VRN, 5.80%, 7/23/41		690,000	682,697
mBank SA, VRN, 4.78%, 9/25/35	EUR	500,000	589,910
PNC Financial Services Group, Inc., VRN, 5.46%, 7/21/37		$164,000	161,559
Societe Generale SA, VRN, 4.03%, 1/21/43(1)		245,000	179,480
Standard Chartered PLC, VRN, 5.85%, 8/13/37(1)		200,000	198,667
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		810,000	832,804
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	685,000	497,246
Zions Bancorp NA, 3.25%, 10/29/29		$910,000	853,780
			12,928,790
Beverages — 0.2%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)		470,000	466,469
Biotechnology — 0.1%
AbbVie, Inc., 5.40%, 3/15/54		335,000	306,860
Broadline Retail — 0.8%
Amazon.com, Inc., 4.80%, 7/9/31		370,000	366,692
Amazon.com, Inc., 4.55%, 3/13/33		1,335,000	1,286,167
Amazon.com, Inc., 5.10%, 7/9/33		305,000	301,629
Prosus NV, 5.53%, 7/13/33(1)		208,000	206,690
			2,161,178
Building Products — 0.2%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)		20,000	18,398
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)		290,000	291,731
45

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Standard Industries, Inc., 4.375%, 7/15/30(1)	$330,000	$313,940
		624,069
Capital Markets — 2.5%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)	465,000	458,425
Ares Strategic Income Fund, 5.70%, 3/15/28	38,000	38,120
Blackstone Private Credit Fund, 3.25%, 3/15/27	720,000	713,548
Blackstone Private Credit Fund, 5.95%, 7/16/29	20,000	20,000
Blue Owl Credit Income Corp., 7.75%, 1/15/29	695,000	716,955
Charles Schwab Corp., VRN, 5.11%, 8/12/32	550,000	547,476
Citadel Finance LLC, 5.90%, 2/10/30(1)	718,000	721,126
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	79,000	77,454
Goldman Sachs Group, Inc., VRN, 5.07%, 1/21/37	415,000	394,203
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	375,000	373,322
Golub Capital BDC, Inc., 2.05%, 2/15/27	328,000	322,911
Golub Capital BDC, Inc., 7.05%, 12/5/28	275,000	282,614
Golub Capital Private Credit Fund, 5.45%, 8/15/28	500,000	496,998
HPS Corporate Lending Fund, 4.90%, 9/11/28	300,000	295,081
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	149,000	150,799
Intercontinental Exchange, Inc., 5.15%, 9/1/33	632,000	630,383
UBS Group AG, VRN, 9.02%, 11/15/33(1)	295,000	349,907
		6,589,322
Chemicals — 0.9%
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	845,000	869,022
Ecolab, Inc., 5.15%, 6/15/33	590,000	587,447
Ecolab, Inc., 5.35%, 6/15/36	500,000	496,514
Mosaic Co., 5.35%, 8/17/31	400,000	398,002
		2,350,985
Commercial Services and Supplies — 0.3%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	670,000	682,312
Communications Equipment — 0.1%
Motorola Solutions, Inc., 5.65%, 8/17/36	265,000	264,086
Construction and Engineering — 0.1%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)(2)	200,000	175,290
Consumer Finance — 0.1%
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	385,000	381,786
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	569,000	551,968
Diversified REITs — 2.3%
American Assets Trust LP, 3.375%, 2/1/31	1,395,000	1,264,855
Boston Properties LP, 5.75%, 1/15/35	375,000	371,794
Fibra SOMA Trust F/6185, 7.125%, 5/28/36(1)	278,000	277,305
Global Net Lease, Inc., 4.50%, 9/30/28(1)	990,000	970,859
GLP Capital LP/GLP Financing II, Inc., 5.625%, 3/1/36	600,000	572,083
Kilroy Realty LP, 3.05%, 2/15/30	470,000	432,169
Kilroy Realty LP, 5.875%, 10/15/35	745,000	720,223
Piedmont Operating Partnership LP, 2.75%, 4/1/32	184,000	157,173
Piedmont Operating Partnership LP, 5.625%, 1/15/33	955,000	939,315
Trust 2401, 7.70%, 1/23/32(1)	295,000	313,684
		6,019,460
Diversified Telecommunication Services — 1.5%
AT&T, Inc., 6.20%, 10/30/56	451,000	423,709
Beacon Point DC LLC, 6.13%, 11/30/42(1)	345,000	327,606
46

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	$740,000	$718,483
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	924,406	946,192
QTS Central Issuer LLC/QTS TRS Central Issuer LLC, 6.625%, 9/1/31(1)	271,000	267,200
Verizon Communications, Inc., VRN, 6.20%, 5/14/56	652,000	631,144
Verizon Communications, Inc., VRN, 6.05%, 5/14/58	517,000	504,960
		3,819,294
Electric Utilities — 2.6%
Baltimore Gas & Electric Co., 6.05%, 6/1/56	369,000	362,194
Chpe LLC, 5.10%, 6/30/33(1)	271,000	265,868
Constellation Energy Generation LLC, 5.30%, 6/1/36	411,000	398,568
COX Asset Mexico SA de CV, 7.75%, 5/8/36(1)	320,000	322,688
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	513,000	506,394
Hydro One, Inc., 4.75%, 5/30/31	682,000	673,618
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	235,000	232,142
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	477,000	475,390
NRG Energy, Inc., 6.125%, 5/15/36(1)	391,000	383,249
Pacific Gas & Electric Co., 6.30%, 8/15/56	438,000	416,572
Palomino Funding Trust I, 7.23%, 5/17/28(1)	520,000	536,571
Public Service Co. of Oklahoma, 5.40%, 2/15/34	142,000	141,505
Virginia Electric & Power Co., 6.30%, 8/15/56	104,000	105,140
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	637,000	657,723
VoltaGrid LLC, 7.375%, 11/1/30(1)	694,000	698,682
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	645,000	626,040
		6,802,344
Electronic Equipment, Instruments and Components — 0.2%
Avnet, Inc., 5.65%, 9/1/31	515,000	513,326
Financial Services — 1.1%
Antares Holdings LP, 7.95%, 8/11/28(1)	680,000	702,926
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	620,000	611,501
Corebridge Financial, Inc., 5.90%, 8/20/36	335,000	336,491
Essent Group Ltd., 6.25%, 7/1/29	225,000	230,696
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	802,000	805,801
Rocket Cos., Inc., 6.375%, 8/1/33(1)	330,000	334,653
		3,022,068
Food Products — 0.3%
Conagra Brands, Inc., 5.40%, 8/1/31	220,000	219,356
Minerva Luxembourg SA, 7.50%, 4/22/36(1)	530,000	497,251
		716,607
Gas Utilities — 0.2%
Boston Gas Co., 5.66%, 7/24/36(1)	224,000	222,699
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	195,735
		418,434
Ground Transportation — 0.3%
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	881,000	856,736
Health Care Equipment and Supplies — 0.7%
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,012,000	1,029,426
Medline Borrower LP/Medline Co-Issuer, Inc., 5.00%, 6/15/31(1)	435,000	428,740
Medline Borrower LP/Medline Co-Issuer, Inc., 5.25%, 6/15/33(1)	385,000	379,160
		1,837,326
Health Care Providers and Services — 1.4%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	930,000	914,466
CVS Health Corp., VRN, 7.00%, 3/10/55	579,000	598,039
47

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
HCA, Inc., 5.30%, 5/15/36	$835,000	$808,310
Humana, Inc., VRN, 6.625%, 9/15/56	464,000	460,273
Icon Investments Six DAC, 5.42%, 8/13/31(1)	400,000	398,094
Universal Health Services, Inc., 5.50%, 9/1/31	565,000	564,992
		3,744,174
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., VRN, 7.25%, 2/15/57	532,000	532,033
Hotels, Restaurants and Leisure — 0.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	740,000	710,693
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	317,000	319,026
Carnival Corp. Ltd., 6.125%, 2/15/33(1)(2)	907,000	909,728
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	534,000	537,369
		2,476,816
Household Durables — 0.2%
Whirlpool Corp., 7.50%, 7/1/31(1)	410,000	411,545
Independent Power and Renewable Electricity Producers — 0.2%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	468,860	474,898
Insurance — 1.3%
Allianz SE, VRN, 6.35%, 9/6/53(1)	200,000	205,449
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	385,000	383,319
Athene Holding Ltd., 6.15%, 8/15/36	170,000	168,289
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	961,000	925,788
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	838,000	837,924
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	815,000	816,903
		3,337,672
Interactive Media and Services — 0.8%
Alphabet, Inc., 5.65%, 2/15/56	435,000	398,252
Meta Platforms, Inc., 4.60%, 11/15/32	1,295,000	1,243,922
Meta Platforms, Inc., 5.25%, 5/15/36(2)	430,000	414,075
		2,056,249
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	596,000	592,103
Flowserve Corp., 5.70%, 5/15/36	678,000	668,953
		1,261,056
Media — 1.5%
AppLovin Corp., 5.375%, 12/1/31	765,000	765,858
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	443,000	420,365
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(2)	870,000	881,624
Cox Communications, Inc., 5.70%, 6/15/33(1)	10,000	9,499
Discovery Communications LLC, 3.95%, 3/20/28	439,000	421,440
Discovery Communications LLC, 4.125%, 5/15/29	470,000	466,477
Nexstar Media, Inc., 6.50%, 9/15/33(1)	346,000	347,736
Nexstar Media, Inc., 7.25%, 4/15/34(1)	386,000	391,256
Univision Communications, Inc., 8.875%, 4/15/33(1)	284,000	280,890
		3,985,145
Metals and Mining — 0.9%
ArcelorMittal SA, 5.375%, 5/19/36	464,000	451,983
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	579,000	590,883
Commercial Metals Co., 5.75%, 11/15/33(1)	765,000	753,395
Mineral Resources Ltd., 6.00%, 5/1/32(1)	477,000	471,079
		2,267,340
Mortgage Real Estate Investment Trusts (REITs) — 0.9%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	672,000	655,029
48

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	$1,593,000	$1,646,630
		2,301,659
Multi-Utilities — 0.2%
CMS Energy Corp., VRN, 4.75%, 6/1/50	124,000	120,405
Dominion Energy, Inc., 5.35%, 6/15/36	354,000	343,891
		464,296
Oil, Gas and Consumable Fuels — 5.3%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)	302,000	306,641
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	635,000	653,875
Cheniere Energy, Inc., 5.20%, 7/30/36(1)	20,000	19,290
Columbia Pipelines Operating Co. LLC, 5.51%, 5/15/36(1)	363,000	357,107
Enbridge, Inc., VRN, 7.375%, 3/15/55	458,000	478,643
Enbridge, Inc., VRN, 6.00%, 1/15/77	1,015,000	1,018,723
Energy Transfer LP, 5.95%, 5/15/54	670,000	621,691
Energy Transfer LP, VRN, 8.00%, 5/15/54	368,000	385,881
Eni SpA, 5.25%, 5/18/36(1)	200,000	193,198
Eni SpA, 6.00%, 5/18/56(1)	200,000	191,073
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77	1,071,000	1,066,324
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78	533,000	532,823
Expand Energy Corp., 5.375%, 3/15/30	1,175,000	1,179,477
Matador Resources Co., 6.50%, 4/15/32(1)	901,000	910,698
NGPL PipeCo LLC, 5.60%, 8/15/36(1)	270,000	262,944
Occidental Petroleum Corp., 6.20%, 3/15/40	340,000	345,516
Occidental Petroleum Corp., 4.10%, 2/15/47	280,000	206,648
Ovintiv, Inc., 7.20%, 11/1/31	482,000	521,201
Ovintiv, Inc., 7.375%, 11/1/31	353,000	385,577
Ovintiv, Inc., 7.10%, 7/15/53	410,000	446,285
Permian Resources Operating LLC, 6.25%, 2/1/33(1)	1,087,000	1,104,266
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	394,000	409,344
Sunoco LP, 7.00%, 5/1/29(1)	743,000	762,764
Transcanada Trust, VRN, 5.30%, 3/15/77	199,000	199,159
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	750,000	766,037
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	660,000	695,089
		14,020,274
Passenger Airlines — 1.3%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29	994,658	973,030
American Airlines, Inc., 7.25%, 2/15/28(1)	746,000	753,615
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)	579,000	569,091
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)	420,000	407,357
United Airlines Holdings, Inc., 5.375%, 3/1/31	760,000	753,659
		3,456,752
Personal Care Products — 0.1%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	175,000	170,382
Pharmaceuticals — 0.3%
Merck & Co., Inc., 5.20%, 5/22/36	475,000	468,961
Merck & Co., Inc., 5.85%, 5/22/56	367,000	358,292
		827,253
Real Estate Management and Development — 0.4%
CBRE Services, Inc., 5.25%, 6/1/36	515,000	496,793
Essential Properties LP, 5.375%, 7/15/36	545,000	524,770
		1,021,563
49

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Semiconductors and Semiconductor Equipment — 0.6%
Foundry JV Holdco LLC, 6.25%, 1/25/35(1)	$145,000	$149,502
Foundry JV Holdco LLC, 6.10%, 1/25/36(1)	200,000	204,111
Intel Corp., 5.30%, 5/15/36	370,000	356,856
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	200,000	204,565
NVIDIA Corp., 4.75%, 6/15/33	465,000	450,448
Skyworks Solutions, Inc., 5.75%, 1/10/32	289,000	286,999
		1,652,481
Software — 0.5%
ServiceNow, Inc., 5.40%, 5/15/36	328,000	321,764
ServiceNow, Inc., 6.30%, 5/15/56	312,000	309,080
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	720,000	729,843
		1,360,687
Specialized REITs — 0.1%
Iron Mountain, Inc., 6.25%, 1/15/35(1)	385,000	381,213
Specialty Retail — 0.7%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	384,000	392,844
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)	515,000	528,166
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	360,000	363,664
Wayfair LLC, 6.75%, 11/15/32(1)	655,000	674,389
		1,959,063
Technology Hardware, Storage and Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30	655,000	665,825
Trading Companies and Distributors — 0.7%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	940,000	972,914
QXO Building Products, Inc., 6.875%, 7/15/34(1)	425,000	430,274
Sunbelt Rentals Holdings, Inc., 5.65%, 8/12/36(1)	415,000	406,455
		1,809,643
Wireless Telecommunication Services — 0.1%
Digicel International Finance Ltd./Difl U.S. LLC, 8.625%, 8/1/32(1)	223,000	232,511
TOTAL CORPORATE BONDS (Cost $106,537,364)		105,865,385
U.S. TREASURY SECURITIES — 16.7%
U.S. Treasury Bonds, 4.75%, 2/15/56	9,500,000	8,797,891
U.S. Treasury Notes, 4.625%, 9/15/26(3)	2,100,000	2,100,680
U.S. Treasury Notes, 4.25%, 7/31/28	3,600,000	3,593,953
U.S. Treasury Notes, 4.375%, 12/31/29	695,000	693,832
U.S. Treasury Notes, 4.375%, 7/31/31	24,070,000	23,940,248
U.S. Treasury Notes, 4.375%, 7/31/33	4,700,000	4,634,641
TOTAL U.S. TREASURY SECURITIES (Cost $44,434,941)		43,761,245
ASSET-BACKED SECURITIES — 14.5%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	202,687	201,902
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	439,000	424,522
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	900,000	876,661
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	204,239	202,254
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)	289,930	290,119
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	474,798	474,148
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)	474,000	474,569
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)	723,000	711,666
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)	817,000	795,725
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.37%, 6/17/37(1)	600,000	598,740
50

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	$286,796	$275,223
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)	450,516	450,268
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)	561,000	556,920
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)	51,481	51,136
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	754,706	718,614
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	800,000	805,514
CLI Funding IX LLC, Series 2024-1A, Class A, SEQ, 5.63%, 7/20/49(1)	836,773	836,413
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)	622,926	560,762
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)	747,437	722,951
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	570,000	570,105
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)	350,000	336,659
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	678,000	673,745
DataBank Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.81%, 2/25/56(1)	687,000	680,289
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	306,000	281,600
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)	667,000	661,605
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)	671,976	656,698
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)	247,853	244,312
Foundation Finance Trust, Series 2026-1A, Class D, 6.21%, 2/17/53(1)	975,000	969,030
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	240,155	198,619
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.24%, (30-day average SOFR plus 1.60%), 8/25/54(1)	252,083	253,069
Hilton Grand Vacations Trust, Series 2024-1B, Class B, 5.99%, 9/15/39(1)	419,981	424,231
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	153,912	156,129
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)	776,969	768,715
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1B, 5.21%, 4/25/56(1)	986,961	977,911
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	308,156	309,923
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	611,000	602,102
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)	238,590	237,496
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	639,960	642,604
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	299,138	299,824
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	912,090	890,365
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	544,000	539,923
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	476,000	473,942
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	602,704	423,874
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)	202,370	188,998
Mosaic Solar Loan Trust, Series 2023-3A, Class A, SEQ, 5.91%, 11/20/53(1)	788,915	773,056
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	1,286,500	766,915
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	1,813	1,798
OCCU Auto Receivables Trust, Series 2026-1A, Class D, 5.85%, 2/15/35(1)	870,000	866,672
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	742,000	737,332
Pagaya AI Debt Grantor Trust, Series 2026-4, Class B, 6.25%, 1/16/34(1)	566,000	566,747
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 3/15/34(1)	712,000	713,300
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	428,000	428,109
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	733,000	726,413
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	850,000	854,639
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	286,000	283,508
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)	300,000	301,065
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	447,400	438,875
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	667,117	642,830
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	562,000	544,049
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	499,945	505,739
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	649,721	619,879
51

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)	$409,702	$411,096
Towd Point Mortgage Trust, Series 2026-CES2, Class A1B, 4.92%, 2/25/66(1)	508,422	499,169
Towd Point Mortgage Trust, Series 2026-CES3, Class M2A, VRN, 6.11%, 6/20/66(1)	300,000	297,895
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	709,000	703,989
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	625,963	630,724
USQ Rail I LLC, Series 2021-1A, Class A, SEQ, 2.25%, 2/28/51(1)	517,323	494,327
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)	475,000	483,945
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	740,972	746,828
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	270,317	271,522
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	348,057	348,388
Zayo Issuer LLC, Series 2026-1A, Class B, 6.04%, 4/20/56(1)	958,155	951,162
TOTAL ASSET-BACKED SECURITIES (Cost $38,622,691)		38,099,846
COLLATERALIZED MORTGAGE OBLIGATIONS — 7.5%
Private Sponsor Collateralized Mortgage Obligations — 6.9%
A&D Mortgage Trust, Series 2026-NQM2, Class A2, 5.01%, 3/25/71(1)	427,098	419,638
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	161,827	157,313
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	316,392	273,327
Aspire Mortgage Trust, Series 2026-1, Class A2, 5.06%, 1/25/66(1)	542,279	534,662
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	850,345	833,578
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A3, 5.80%, 2/25/65(1)	369,670	368,404
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	180,476	179,504
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	293,339	292,746
COLT Mortgage Loan Trust, Series 2026-5, Class M1, VRN, 5.84%, 7/27/71(1)	600,000	592,081
Cross Mortgage Trust, Series 2026-NQM3, Class A2, 5.36%, 3/25/71(1)	733,915	725,342
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	173,662	152,888
Ellington Financial Mortgage Trust, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	406,000	406,115
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class B1, VRN, 7.26%, 6/25/65(1)	550,000	553,188
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(1)	604,273	600,927
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	263,867	263,468
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	562,368	561,805
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	472,987	472,288
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	162,053	161,898
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	176,774	176,332
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	82,797	82,666
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	524,958	521,731
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	373,327	370,119
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	865,000	841,900
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	1,014,092	1,008,100
JP Morgan Mortgage Trust, Series 2026-NQM4, Class M1, VRN, 6.44%, 12/1/66(1)	937,000	934,549
OBX Trust, Series 2025-NQM21, Class A1B, 4.99%, 10/25/65(1)	126,953	125,369
OBX Trust, Series 2025-NQM21, Class A2, 5.19%, 10/25/65(1)	953,837	940,642
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.39%, (30-day average SOFR plus 1.75%), 4/25/56(1)	618,774	615,266
OBX Trust, Series 2026-NQM8, Class M1, VRN, 5.79%, 5/25/66(1)	300,000	297,122
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	1,224,676	1,203,296
Radian Mortgage Capital Trust, Series 2025-J4, Class A15, SEQ, VRN, 5.00%, 3/25/56(1)	696,775	689,025
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.29%, (30-day average SOFR plus 1.65%), 7/25/56(1)	918,557	918,220
Sequoia Mortgage Trust, Series 2023-5, Class A1, VRN, 5.43%, 12/25/53(1)	673,783	654,037
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	339,290	337,615
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.24%, (30-day average SOFR plus 1.60%), 5/25/56(1)	846,665	843,533
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.04%, (30-day average SOFR plus 3.40%), 11/25/33(1)	23,820	23,874
		18,132,568
52

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	$3,850,162	$499,110
FNMA, Series 2022-R09, Class 2M1, VRN, 6.14%, (30-day average SOFR plus 2.50%), 9/25/42(1)	78,638	79,139
FNMA, Series 2024-R01, Class 1M1, VRN, 4.69%, (30-day average SOFR plus 1.05%), 1/25/44(1)	155,314	155,243
FNMA, Series 436, Class C32, IO, 2.00%, 10/25/52	7,185,588	912,718
		1,646,210
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $19,881,464)		19,778,778
CONVERTIBLE PREFERRED SECURITIES — 4.5%
Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	400,782
Banco Bilbao Vizcaya Argentaria SA, 9.375%	420,000	455,164
Banco de Credito e Inversiones SA, 8.75%(1)	309,000	330,635
Banco Mercantil del Norte SA, 5.875%(1)	130,000	129,779
Banco Mercantil del Norte SA, 7.625%(1)	385,000	388,057
Banco Mercantil del Norte SA, 8.00%(1)	234,000	234,410
Banco Santander SA, 7.00%	400,000	495,558
BNP Paribas SA, 8.50%(1)	1,320,000	1,387,371
Commerzbank AG, 7.50%	200,000	207,683
Credit Agricole SA, 4.75%(1)	445,000	430,795
Credit Agricole SA, 6.50%	200,000	241,876
HSBC Holdings PLC, 6.50%	446,000	451,608
HSBC Holdings PLC, 6.875%	790,000	807,244
ING Groep NV, 4.875%	743,000	716,583
ING Groep NV, 7.50%	400,000	410,411
Lloyds Banking Group PLC, 8.00%	818,000	868,579
Societe Generale SA, 10.00%(1)	870,000	941,571
Swedbank AB, 7.75%	1,000,000	1,052,553
		9,950,659
Capital Markets — 0.5%
UBS Group AG, 9.25%(1)	1,175,000	1,257,568
Insurance — 0.2%
AXA SA, 5.75%	515,000	609,788
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $11,783,677)		11,818,015
PREFERRED SECURITIES — 3.1%
Banks — 1.0%
Bank of America Corp., 4.375%	385,000	383,477
Citigroup, Inc., 7.625%	1,115,000	1,167,199
KeyCorp, 5.00%	590,000	590,223
M&T Bank Corp., 5.125%	500,000	501,452
		2,642,351
Capital Markets — 0.3%
Bank of New York Mellon Corp., 6.15%	228,000	227,412
Goldman Sachs Group, Inc., 6.50%	490,000	487,910
		715,322
Consumer Finance — 0.7%
Capital One Financial Corp., 3.95%	570,000	570,000
Capital One Financial Corp., 5.50%	620,000	620,120
Sumisho Air Lease Corp., 8.26%	340,000	342,137
Synchrony Financial, 7.25%	360,000	354,762
		1,887,019
53

Schedule of Investments - Multisector Income ETF

	Principal Amount/Shares	Value
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp., 8.00%(1)	640,000	$641,826
Multi-Utilities — 0.3%
Dominion Energy, Inc., 4.35%	752,000	750,512
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	1,101,000	1,108,403
Energy Transfer LP, 7.125%	281,000	289,194
		1,397,597
TOTAL PREFERRED SECURITIES (Cost $8,005,437)		8,034,627
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
AREIT Ltd., Series 2026-CRE12, Class B, VRN, 5.45%, (1-month SOFR plus 1.80%), 2/18/44(1)	$718,000	718,603
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	991,000	741,249
Bank5, Series 2024-5YR11, Class C, VRN, 6.53%, 11/15/57	936,000	939,829
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	194,000	129,843
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	363,000	274,832
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.56%, 11/5/42(1)	606,000	592,621
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.90%, (1-month SOFR plus 2.26%), 9/15/35(1)	74,928	74,946
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	400,000	369,629
BXMT Ltd., Series 2026-FL6, Class AS, VRN, 5.40%, (1-month SOFR plus 1.75%), 8/19/43(1)	601,000	599,426
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.62%, 12/10/41(1)	741,000	657,085
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class D, VRN, 6.09%, 7/15/59(1)	867,000	849,112
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	301,000	242,284
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	250,000	250,170
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	400,732	396,831
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	311,399	304,077
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,089,476)		7,140,537
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.4%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.4%
FHLMC, 5.00%, 6/1/52	185,327	180,805
FHLMC, 5.00%, 11/1/54	6,184,050	5,977,322
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $6,317,690)		6,158,127
BANK LOAN OBLIGATIONS(4) — 1.4%
Aerospace and Defense — 0.4%
TransDigm, Inc., 2025 Term Loan K, 5.94%, (1-month SOFR plus 2.25%), 3/22/30	1,083,271	1,086,955
Automobile Components — 0.3%
Clarios Global LP, 2024 USD Term Loan B, 6.19%, (1-month SOFR plus 2.50%), 5/6/30	675,000	678,206
Media — 0.2%
Charter Communications Operating LLC, 2023 Term Loan B4, 5.73%, (3-month SOFR plus 2.00%), 12/7/30	99,744	98,845
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.19%, (1-month SOFR plus 2.50%), 6/3/33	533,173	534,922
		633,767
Passenger Airlines — 0.2%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28	465,600	465,309
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5.94%, (1-month SOFR plus 2.25%), 5/5/28	906,294	910,064
TOTAL BANK LOAN OBLIGATIONS (Cost $3,764,385)		3,774,301
MUNICIPAL SECURITIES — 0.9%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	1,465,000	1,432,827
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	705,000	696,911
54

Schedule of Investments - Multisector Income ETF

		Principal Amount/Shares	Value
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 7.12%, 5/15/31		$260,000	$256,995
University of California College of the Law San Francisco Rev., 5.99%, 8/1/50 (BAM)		35,000	34,525
University of California College of the Law San Francisco Rev., 6.09%, 8/1/55 (BAM)		40,000	39,670
TOTAL MUNICIPAL SECURITIES (Cost $2,504,964)			2,460,928
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.9%
Argentina — 0.0%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)		55,000	56,778
Mexico — 0.7%
Mexico Bonos, 7.75%, 11/13/42	MXN	36,000,000	1,774,742
Trinidad and Tobago — 0.2%
Trinidad & Tobago Government International Bonds, 6.20%, 7/16/38(1)		$580,000	573,620
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,421,705)			2,405,140
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class		10,118,271	10,118,271
State Street Navigator Securities Lending Government Money Market Portfolio(5)		1,631,763	1,631,763
TOTAL SHORT-TERM INVESTMENTS (Cost $11,750,034)			11,750,034
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $263,113,828)			261,046,963
OTHER ASSETS AND LIABILITIES — 0.6%			1,601,842
TOTAL NET ASSETS — 100.0%			$262,648,805

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	249,633	CAD	347,583	Citibank NA	9/16/26	$(1,323)
USD	495,782	CAD	693,664	Morgan Stanley & Co. LLC	9/16/26	(5,046)
USD	609,030	EUR	534,256	Goldman Sachs & Co. LLC	9/16/26	(11,876)
USD	622,610	EUR	535,099	Morgan Stanley & Co. LLC	9/16/26	724
USD	246,748	EUR	215,951	Morgan Stanley & Co. LLC	9/16/26	(4,227)
USD	240,492	EUR	210,842	Morgan Stanley & Co. LLC	9/16/26	(4,546)
USD	246,194	EUR	215,739	Morgan Stanley & Co. LLC	9/16/26	(4,536)
GBP	2,124,582	USD	2,815,235	Morgan Stanley & Co. LLC	9/16/26	63,597
USD	2,765,387	GBP	2,061,753	Citibank NA	9/16/26	(28,312)
USD	913,044	MXN	15,517,376	Goldman Sachs & Co. LLC	9/17/26	1,121
USD	913,661	MXN	15,523,871	Morgan Stanley & Co. LLC	9/17/26	1,356
NZD	3,536,672	USD	2,071,574	Morgan Stanley & Co. LLC	9/16/26	21,650
USD	18,654	NZD	31,910	JPMorgan Chase Bank NA	9/16/26	(233)
USD	2,049,714	NZD	3,504,762	Morgan Stanley & Co. LLC	9/16/26	(24,623)
						$3,726

55

Schedule of Investments - Multisector Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	198	December 2026	$21,315,937	$(167,448)
U.S. Treasury 10-Year Ultra Notes	287	December 2026	31,404,078	(256,560)
U.S. Treasury 2-Year Notes	125	December 2026	25,654,297	(66,650)
U.S. Treasury Ultra Bonds	35	December 2026	3,851,094	(34,066)
			$82,225,406	$(524,724)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	2	December 2026	$169,126	$875
Euro-Bobl 5-Year Bonds	6	September 2026	789,621	3,463
			$958,747	$4,338
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$4,361,000	$(299,664)	$(88,702)	$(388,366)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount		Value^
Morgan Stanley & Co. LLC	BZDIOVRA	Pay	12.98%	1/2/31	BRL	12,000,000	$(150,336)
^Amount represents value and unrealized appreciation (depreciation).

56

Schedule of Investments - Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
BAM	–	Build America Mutual Assurance Corp.
BRL	–	Brazilian Real
BZDIOVRA	–	Brazil Interbank Deposit Rate
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GBP	–	British Pound
IO	–	Interest Only
MXN	–	Mexican Peso
NZD	–	New Zealand Dollar
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $122,141,786, which represented 46.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,742,199. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,879,609.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,810,111, which includes securities collateral of $178,348.
57

Schedule of Investments - Multisector Income ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$105,865,385	—
U.S. Treasury Securities	—	43,761,245	—
Asset-Backed Securities	—	38,099,846	—
Collateralized Mortgage Obligations	—	19,778,778	—
Convertible Preferred Securities	—	11,818,015	—
Preferred Securities	—	8,034,627	—
Commercial Mortgage-Backed Securities	—	7,140,537	—
U.S. Government Agency Mortgage-Backed Securities	—	6,158,127	—
Bank Loan Obligations	—	3,774,301	—
Municipal Securities	—	2,460,928	—
Sovereign Governments and Agencies	—	2,405,140	—
Short-Term Investments	$11,750,034	—	—
	$11,750,034	$249,296,929	—
Other Financial Instruments
Futures Contracts	—	$4,338	—
Forward Foreign Currency Exchange Contracts	—	88,448	—
	—	$92,786	—

Liabilities
Other Financial Instruments
Futures Contracts	$524,724	—	—
Swap Agreements	—	$538,702	—
Forward Foreign Currency Exchange Contracts	—	84,722	—
	$524,724	$623,424	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Unrealized appreciation on forward foreign currency exchange contracts	—	$88,448	—	$88,448
Liability Derivatives:
Payable for variation margin on futures contracts*	—	—	$162,102	$162,102
Payable for variation margin on swap agreements*	$1,211	—	—	1,211
Unrealized depreciation on forward foreign currency exchange contracts	—	$84,722	—	84,722
Swap agreements	—	—	150,336	150,336
				$398,371
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

58

Schedule of Investments - Multisector Income ETF

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$56,248	—	$56,248
Futures contract transactions	—	—	$(1,330,463)	(1,330,463)
Swap agreement transactions	$82,242	—	—	82,242
				$(1,191,973)
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$3,726	—	$3,726
Futures contracts	—	—	$(709,186)	(709,186)
Swap agreements	$(88,702)	—	(150,336)	(239,038)
				$(944,498)

See Notes to Financial Statements.
59

Schedule of Investments - Securitized Credit ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES — 51.2%
Adams Outdoor Advertising LP, Series 2026-1, Class A2, SEQ, 5.95%, 7/20/56(1)	$200,000	$199,664
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	176,178	175,936
Aqua Finance Issuer Trust, Series 2026-A, Class B, 5.10%, 4/17/51(1)	200,000	197,882
Aqua Finance Issuer Trust, Series 2026-B, Class D, 6.47%, 9/18/51(1)	200,000	200,223
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, SEQ, 5.17%, 9/17/31(1)	163,974	164,010
Capital Automotive REIT, Series 2026-1A, Class A2, 5.07%, 2/15/56(1)	99,375	94,496
CARS-DB7 LP, Series 2023-1A, Class A1, SEQ, 5.75%, 9/15/53(1)	144,602	144,655
Carvana Auto Receivables Trust, Series 2026-P3, Class C, 5.70%, 2/10/33	200,000	199,455
Cherry Securitization Trust, Series 2026-1A, Class A, SEQ, 5.43%, 1/17/34(1)	200,000	199,601
Concord Music Royalties LLC, Series 2025-2A, Class A, SEQ, 5.79%, 7/20/75(1)	177,000	176,552
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class A2, SEQ, 6.00%, 5/20/55(1)	200,000	201,868
Continental Finance Credit Card ABS Master Trust, Series 2024-A, Class B, 6.22%, 12/15/32(1)	200,000	200,734
COOPR Residential Mortgage Trust, Series 2025-CES2, Class A1B, 5.60%, 6/25/60(1)	186,647	186,108
CyrusOne Data Centers Issuer I LLC, Series 2024-1A, Class A2, SEQ, 4.76%, 3/22/49(1)	200,000	194,081
Ellington Financial Mortgage Trust, Series 2026-CES1, Class A1B, 5.12%, 12/25/60(1)	181,838	179,229
FIP Master Funding LLC, Series 2026-2A, Class A3, SEQ, 5.84%, 7/15/56(1)	200,000	199,963
GreenSky Home Improvement Issuer Trust, Series 2026-A, Class D, 5.76%, 12/15/70(1)	200,000	199,716
Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.57%, 1/25/37(1)	36,122	36,182
Hilton Grand Vacations Trust, Series 2026-1A, Class D, 7.21%, 2/25/43(1)	172,850	173,806
Island Finance Trust, Series 2025-1A, Class A, SEQ, 6.54%, 3/19/35(1)	200,000	200,535
Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.60%, 3/25/56(1)	200,000	198,510
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	231,199	232,155
Mission Lane Credit Card Master Trust, Series 2026-A, Class B, 5.34%, 7/15/32(1)	200,000	198,464
MMP Capital LLC, Series 2025-A, Class B, 5.72%, 12/15/31(1)	200,000	200,211
Mosaic Solar Loan Trust, Series 2023-3A, Class A, SEQ, 5.91%, 11/20/53(1)	209,818	205,600
Mosaic Solar Loan Trust, Series 2025-1A, Class A, SEQ, 6.12%, 8/22/50(1)	229,932	225,530
MVW LLC, Series 2022-2A, Class C, 7.62%, 10/21/41(1)	41,500	42,480
NMEF Funding LLC, Series 2026-A, Class D, 5.22%, 2/15/34(1)	200,000	197,170
OCCU Auto Receivables Trust, Series 2026-1A, Class D, 5.85%, 2/15/35(1)	200,000	199,235
OWN Equipment Fund III LLC, Series 2025-2M, Class A, SEQ, 5.42%, 3/27/34(1)	149,594	147,306
Pagaya AI Debt Grantor Trust, Series 2025-1, Class C, 5.87%, 7/15/32(1)	190,373	190,768
Pagaya AI Debt Grantor Trust, Series 2025-3, Class B, 6.06%, 12/15/32(1)	199,959	200,536
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)	199,931	198,645
Progress Residential Trust, Series 2022-SFR4, Class C, 4.89%, 5/17/41(1)	230,000	225,972
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	200,000	198,203
RCKT Mortgage Trust, Series 2025-CES1, Class A2, 5.91%, 1/25/45(1)	250,000	250,152
Republic Finance Issuance Trust, Series 2025-A, Class C, 5.38%, 11/20/34(1)	100,000	99,176
Research-Driven Pagaya Motor Asset Trust, Series 2026-4A, Class B, 6.63%, 5/25/35(1)	200,000	200,067
RKTL Trust, Series 2026-3A, Class D, 6.29%, 8/27/35(1)	200,000	199,302
Sabey Data Center Issuer LLC, Series 2026-1, Class A2, SEQ, 5.48%, 1/20/51(1)	200,000	193,813
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	183,378	180,084
Service Experts Issuer LLC, Series 2021-1A, Class B, 3.28%, 2/2/32(1)	200,000	195,721
Service Experts Issuer LLC, Series 2025-1A, Class A, SEQ, 5.38%, 1/20/37(1)	140,060	138,135
Shentel Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.64%, 12/20/55(1)	145,000	144,986
Sierra Timeshare Receivables Funding LLC, Series 2026-2A, Class D, 7.19%, 5/20/43(1)	187,828	187,901
Spur Rail I LLC, Series 2026-1A, Class A, SEQ, 5.45%, 4/17/56(1)	199,119	196,007
Stack Infrastructure Issuer LLC, Series 2024-1A, Class A2, SEQ, 5.90%, 3/25/49(1)	200,000	200,362
Sunnova Helios XI Issuer LLC, Series 2023-A, Class A, SEQ, 5.30%, 5/20/50(1)	249,511	234,904
Sunrun Iris Issuer LLC, Series 2023-1A, Class A, SEQ, 5.75%, 1/30/59(1)	274,792	270,097
Towd Point Mortgage Trust, Series 2026-CES3, Class M2A, VRN, 6.11%, 6/20/66(1)	200,000	198,597
60

Schedule of Investments - Securitized Credit ETF

	Principal Amount/Shares	Value
Trackside Rail LLC, Series 2026-1A, Class B, 5.07%, 3/20/56(1)	$200,000	$195,876
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	145,000	146,103
UPG HI Issuer Trust, Series 2025-2, Class B, 5.98%, 9/25/47(1)	200,000	197,706
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	200,000	201,581
Zayo Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.57%, 10/20/55(1)	200,000	196,064
TOTAL ASSET-BACKED SECURITIES (Cost $10,255,354)		10,212,115
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.7%
Private Sponsor Collateralized Mortgage Obligations — 30.7%
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, 2/25/64(1)	181,704	182,074
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(1)	179,285	177,799
BRAVO Residential Funding Trust, Series 2026-NQM6, Class M1, VRN, 5.96%, 5/25/66(1)	200,000	198,129
BRAVO Residential Funding Trust, Series 2026-NQM8, Class M1, VRN, 6.31%, 8/25/66(1)	200,000	199,998
COLT Mortgage Loan Trust, Series 2025-11, Class A3, 5.41%, 11/25/70(1)	173,454	171,437
COLT Mortgage Loan Trust, Series 2026-5, Class M1, VRN, 5.84%, 7/27/71(1)	200,000	197,360
Cross Mortgage Trust, Series 2025-H2, Class A2, 5.46%, 3/25/70(1)	67,289	66,816
Cross Mortgage Trust, Series 2026-NQM4, Class A2, 5.69%, 4/25/71(1)	200,585	199,390
Cross Mortgage Trust, Series 2026-NQM9, Class M1, VRN, 6.24%, 8/25/71(1)	200,000	198,707
GS Mortgage-Backed Securities Trust, Series 2025-NQM2, Class B1, VRN, 7.26%, 6/25/65(1)	200,000	201,159
JP Morgan Mortgage Trust, Series 2026-NQM2, Class A2, 5.61%, 9/25/66(1)	193,160	192,019
JP Morgan Mortgage Trust, Series 2026-NQM4, Class M1, VRN, 6.44%, 12/1/66(1)	200,000	199,477
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	193,507	192,626
MFA Trust, Series 2026-NQM2, Class A2, 5.77%, 5/25/71(1)	193,149	191,774
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM2, Class A3, 6.10%, 1/25/70(1)	77,330	77,289
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM4, Class A2, 5.79%, 6/25/70(1)	155,802	155,234
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A3, 5.90%, 7/25/70(1)	190,374	189,534
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM6, Class M1, VRN, 5.91%, 7/25/70(1)	160,000	158,940
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NEW1, Class A1B, 5.28%, 4/27/71(1)	194,427	192,073
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM8, Class M1, VRN, 6.10%, 6/25/71(1)	200,000	198,189
New Residential Mortgage Loan Trust, Series 2026-NQM6, Class A2, 5.50%, 5/25/66(1)	193,690	191,658
OBX Trust, Series 2025-NQM19, Class A3, 5.28%, 10/25/65(1)	96,010	94,670
OBX Trust, Series 2025-NQM3, Class M1, VRN, 6.51%, 12/1/64(1)	110,000	110,635
OBX Trust, Series 2026-NQM8, Class M1, VRN, 5.79%, 5/25/66(1)	200,000	198,081
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A2, 5.75%, 1/25/65(1)	183,884	183,530
Santander Mortgage Asset Receivable Trust, Series 2025-NQM2, Class A3, 6.04%, 2/25/65(1)	186,708	186,662
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	180,669	180,360
SG Residential Mortgage Trust, Series 2026-1, Class A2, 4.99%, 1/25/66(1)	195,299	192,219
Verus Securitization Trust, Series 2024-5, Class A2, 6.45%, 6/25/69(1)	160,859	161,458
Verus Securitization Trust, Series 2024-6, Class A3, 6.15%, 7/25/69(1)	123,060	123,216
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	184,809	184,543
Verus Securitization Trust, Series 2025-2, Class A3, 5.66%, 3/25/70(1)	186,775	185,892
Verus Securitization Trust, Series 2025-R2, Class A3, 5.34%, 7/25/67(1)	197,574	194,555
Verus Securitization Trust, Series 2026-6, Class M1, VRN, 5.99%, 7/27/71(1)	200,000	198,452
Verus Securitization Trust, Series 2026-R1, Class A2, 5.03%, 10/25/67(1)	198,375	194,363
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,161,719)		6,120,318
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.7%
AREIT Ltd., Series 2025-CRE10, Class C, VRN, 5.73%, (1-month SOFR plus 2.09%), 1/17/30(1)	200,000	199,541
Bank, Series 2019-BN16, Class AS, 4.27%, 2/15/52	200,000	193,248
BAR Issuer LLC, Series 2026-FL1, Class C, VRN, 6.05%, (1-month SOFR plus 2.40%), 8/20/43(1)	200,000	200,357
BFLD Trust, Series 2025-FPM, Class B, VRN, 5.78%, 10/10/40(1)	200,000	198,491
BSPDF Issuer LLC, Series 2026-FL4, Class C, VRN, 5.69%, (1-month SOFR plus 2.05%), 11/18/43(1)	200,000	199,917
BX Trust, Series 2025-ARIA, Class C, VRN, 5.70%, 12/13/42(1)	200,000	197,862
61

Schedule of Investments - Securitized Credit ETF

	Principal Amount/Shares	Value
CGMS Commercial Mortgage Trust, Series 2017-B1, Class B, VRN, 3.96%, 8/15/50	$200,000	$195,571
COMM Mortgage Trust, Series 2025-SBX, Class A, SEQ, VRN, 5.43%, 8/10/41(1)	200,000	197,593
Dwight Issuer LLC, Series 2025-FL1, Class C, VRN, 7.08%, (1-month SOFR plus 3.44%), 6/18/42(1)	200,000	204,111
Morgan Stanley Capital I Trust, Series 2020-L4, Class AS, 2.88%, 2/15/53	200,000	181,743
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class B, VRN, 4.19%, 11/15/50	200,000	193,538
Wells Fargo Commercial Mortgage Trust, Series 2025-VTT, Class C, VRN, 6.03%, 3/15/38(1)	200,000	199,618
Willowbrook Mall, Series 2025-WBRK, Class C, VRN, 6.28%, 3/5/35(1)	190,000	189,247
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,566,846)		2,550,837
CORPORATE BONDS — 2.0%
Electric Utilities — 2.0%
PG&E Recovery Funding LLC, 5.54%, 7/15/49	200,000	191,467
SCE Recovery Funding LLC, 6.09%, 6/15/61	200,000	203,070
TOTAL CORPORATE BONDS (Cost $391,249)		394,537
U.S. TREASURY SECURITIES — 1.8%
U.S. Treasury Notes, 3.875%, 5/15/29(2) (Cost $356,233)	360,000	355,303
SHORT-TERM INVESTMENTS — 2.3%
Money Market Funds — 2.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $452,076)	452,076	452,076
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $20,183,477)		20,085,186
OTHER ASSETS AND LIABILITIES — (0.7)%		(130,910)
TOTAL NET ASSETS — 100.0%		$19,954,276

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	4	December 2026	$437,687	$(3,570)
U.S. Treasury 2-Year Notes	2	December 2026	410,469	(1,067)
			$848,156	$(4,637)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $17,919,715, which represented 89.8% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $258,582.

62

Schedule of Investments - Securitized Credit ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Asset-Backed Securities	—	$10,212,115	—
Collateralized Mortgage Obligations	—	6,120,318	—
Commercial Mortgage-Backed Securities	—	2,550,837	—
Corporate Bonds	—	394,537	—
U.S. Treasury Securities	—	355,303	—
Short-Term Investments	$452,076	—	—
	$452,076	$19,633,110	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,637	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Interest Rate
Liability Derivatives:
Payable for variation margin on futures contracts*	$1,328
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Interest Rate
Net realized gain (loss) on:
Futures contract transactions	$(724)

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(4,637)

See Notes to Financial Statements.
63

Schedule of Investments - Select High Yield ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 95.5%
Aerospace and Defense — 2.7%
ATI, Inc., 4.875%, 10/1/29	$75,000	$74,473
ATI, Inc., 5.125%, 10/1/31	50,000	49,290
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	75,000	76,409
Bombardier, Inc., 7.00%, 6/1/32(1)	150,000	155,208
Bombardier, Inc., 6.75%, 6/15/33(1)	50,000	51,689
OneSky Flight LLC, 8.875%, 12/15/29(1)	50,000	52,525
TransDigm, Inc., 6.75%, 8/15/28(1)	200,000	201,520
TransDigm, Inc., 4.625%, 1/15/29	175,000	171,984
TransDigm, Inc., 4.875%, 5/1/29	150,000	148,025
TransDigm, Inc., 6.625%, 3/1/32(1)	75,000	76,685
TransDigm, Inc., 6.00%, 1/15/33(1)	100,000	100,215
TransDigm, Inc., 6.375%, 5/31/33(1)	275,000	275,918
TransDigm, Inc., 6.75%, 1/31/34(1)	75,000	76,234
TransDigm, Inc., 6.125%, 7/31/34(1)	200,000	197,945
		1,708,120
Automobile Components — 2.0%
Adient Global Holdings Ltd., 8.25%, 4/15/31(1)	100,000	104,290
Adient Global Holdings Ltd., 7.50%, 2/15/33(1)(2)	100,000	103,717
American Axle & Manufacturing, Inc., 6.375%, 10/15/32(1)	50,000	50,074
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	200,000	203,871
Cyprium Corp./Cyprium Holdings Luxembourg SARL, 6.375%, 4/15/34(1)	75,000	74,280
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 5/31/32(1)	50,000	52,046
Goodyear Tire & Rubber Co., 5.25%, 7/15/31	250,000	222,702
Goodyear Tire & Rubber Co., 8.875%, 7/15/32(2)	50,000	51,026
Patrick Industries, Inc., 4.75%, 5/1/29(1)	47,000	46,366
Phinia, Inc., 6.625%, 10/15/32(1)	150,000	152,550
Tenneco, Inc., 8.00%, 11/17/28(1)	175,000	175,685
ZF North America Capital, Inc., 7.50%, 3/24/31(1)	25,000	25,648
		1,262,255
Automobiles — 0.7%
Nissan Motor Co. Ltd., 4.81%, 9/17/30(1)	225,000	209,699
Nissan Motor Co. Ltd., 7.75%, 7/17/32(1)	200,000	207,651
Thor Industries, Inc., 4.00%, 10/15/29(1)	50,000	47,714
		465,064
Banks — 1.0%
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	200,000	206,891
Freedom Mortgage Holdings LLC, 7.875%, 4/1/33(1)	150,000	144,500
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/1/31(1)	78,000	72,828
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, 10/15/33(1)	128,000	114,722
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	100,000	94,358
		633,299
Beverages — 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 4.375%, 4/30/29(1)	72,000	70,670
Biotechnology — 0.4%
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	225,000	234,553
Broadline Retail — 0.1%
Macy's Retail Holdings LLC, 7.375%, 8/1/33(1)	75,000	78,216
Building Products — 2.0%
APi Group DE, Inc., 4.125%, 7/15/29(1)	75,000	72,555
64

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	$150,000	$137,987
Builders FirstSource, Inc., 6.375%, 3/1/34(1)	125,000	123,906
Builders FirstSource, Inc., 6.75%, 5/15/35(1)	50,000	50,055
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(1)	125,000	127,635
Griffon Corp., 5.75%, 3/1/28	94,000	94,156
JH North America Holdings, Inc., 5.875%, 1/31/31(1)	50,000	50,365
JH North America Holdings, Inc., 6.125%, 7/31/32(1)	25,000	25,246
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32(1)	100,000	99,187
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30(1)	50,000	47,283
Standard Building Solutions, Inc., 6.25%, 8/1/33(1)	50,000	49,668
Standard Industries, Inc., 4.375%, 7/15/30(1)	300,000	285,399
Standard Industries, Inc., 3.375%, 1/15/31(1)	100,000	90,302
		1,253,744
Capital Markets — 1.8%
Coinbase Global, Inc., 3.375%, 10/1/28(1)	125,000	119,334
Coinbase Global, Inc., 3.625%, 10/1/31(1)	300,000	265,128
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	50,405	48,176
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	150,000	148,984
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	100,000	95,776
Iliad Holding SAS, 7.00%, 10/15/28(1)	50,000	50,146
Iliad Holding SAS, 7.00%, 4/15/32(1)	200,000	201,876
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	100,000	97,879
Osaic Holdings, Inc., 6.75%, 8/1/32(1)	125,000	125,838
		1,153,137
Chemicals — 3.3%
Avient Corp., 6.25%, 11/1/31(1)	98,000	99,428
Celanese U.S. Holdings LLC, 7.55%, 11/15/30	25,000	26,480
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	75,000	77,132
Celanese U.S. Holdings LLC, 7.38%, 7/15/32	75,000	78,602
Celanese U.S. Holdings LLC, 7.70%, 11/15/33	50,000	53,418
Celanese U.S. Holdings LLC, 7.375%, 2/15/34(2)	150,000	155,488
Chemours Co., 5.75%, 11/15/28(1)	50,000	49,711
Chemours Co., 4.625%, 11/15/29(1)	25,000	23,648
Chemours Co., 8.00%, 1/15/33(1)	125,000	123,466
Chemours Co., 7.875%, 3/15/34(1)	75,000	73,424
CompoSecure Holdings LLC, 5.625%, 2/1/33(1)	75,000	72,703
FXI Holdings, Inc., 16.00% PIK, 11/15/29(1)	21,385	5,096
Methanex U.S. Operations, Inc., 6.25%, 3/15/32(1)	150,000	151,959
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	120,000	119,964
NOVA Chemicals Corp., 8.50%, 11/15/28(1)	100,000	102,906
Olin Corp., 5.00%, 2/1/30	250,000	242,322
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	175,000	175,300
Rain Carbon, Inc., 12.25%, 9/1/29(1)	125,000	133,011
Scotts Miracle-Gro Co., 4.00%, 4/1/31	50,000	46,615
Stonepeak Motion Holdco Ltd./Stonepeak Motion Finco LLC, 6.125%, 7/15/33(1)	75,000	74,621
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	100,000	95,201
WR Grace Holdings LLC, 7.00%, 8/1/33(1)	50,000	48,479
		2,028,974
Commercial Services and Supplies — 2.5%
ADT Security Corp., 4.875%, 7/15/32(1)	225,000	212,139
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	150,000	156,079
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(1)	25,000	24,650
65

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Brink's Co., 4.625%, 10/15/27(1)	$120,000	$119,340
Brink's Co., 6.75%, 6/15/32(1)	100,000	101,549
Garda World Security Corp., 7.75%, 2/15/28(1)	50,000	50,900
GFL Environmental, Inc., 4.00%, 8/1/28(1)	50,000	49,013
GFL Environmental, Inc., 4.75%, 6/15/29(1)	200,000	195,900
GFL Environmental, Inc., 6.75%, 1/15/31(1)	73,000	74,278
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 8/31/27(1)	100,000	98,198
Raven Acquisition Holdings LLC, 6.875%, 11/15/31(1)	150,000	149,568
RR Donnelley & Sons Co., 9.50%, 8/1/29(1)	150,000	156,406
Waste Pro USA, Inc., 7.00%, 2/1/33(1)	75,000	76,755
Williams Scotsman, Inc., 4.625%, 8/15/28(1)	75,000	74,464
		1,539,239
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)(2)	100,000	87,645
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/1/32(1)	150,000	154,194
Howard Midstream Energy Partners LLC, 7.375%, 7/15/32(1)	75,000	77,468
Howard Midstream Energy Partners LLC, 6.625%, 1/15/34(1)	75,000	75,678
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)	100,000	99,669
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 1/15/34(1)	25,000	25,356
		520,010
Construction Materials — 0.6%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	100,000	101,294
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	125,000	127,039
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	175,000	175,179
		403,512
Consumer Finance — 2.2%
Figure Technology Solutions, Inc., 8.50%, 7/31/31(1)	75,000	75,943
goeasy Ltd., 7.625%, 7/1/29(1)	125,000	119,748
LFS Topco LLC, 8.75%, 7/15/30(1)	100,000	100,561
Navient Corp., 5.00%, 3/15/27	50,000	49,898
Navient Corp., 5.50%, 3/15/29	100,000	97,833
Navient Corp., 9.375%, 7/25/30	125,000	131,497
OneMain Finance Corp., 6.625%, 1/15/28	50,000	50,506
OneMain Finance Corp., 5.375%, 11/15/29	100,000	98,616
OneMain Finance Corp., 7.875%, 3/15/30	150,000	155,602
OneMain Finance Corp., 7.125%, 11/15/31	150,000	152,283
OneMain Finance Corp., 6.75%, 3/15/32	50,000	50,153
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(1)	75,000	78,435
SLM Corp., 6.50%, 1/31/30	50,000	50,938
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)(2)	78,000	75,429
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)(2)	75,000	76,172
		1,363,614
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.50%, 2/15/28(1)	150,000	151,107
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(1)	125,000	120,458
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.625%, 3/31/32(1)	50,000	48,152
		319,717
Containers and Packaging — 1.7%
Ardagh Group SA, 9.50%, 12/1/30(1)	75,000	78,409
Ball Corp., 6.00%, 6/15/29	50,000	50,621
Ball Corp., 3.125%, 9/15/31(2)	125,000	112,499
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	75,000	74,145
66

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/32(1)	$50,000	$48,860
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	100,000	102,038
OI European Group BV, 4.75%, 2/15/30(1)	100,000	90,660
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	75,000	69,657
Owens-Brockway Glass Container, Inc., 7.375%, 6/1/32(1)	125,000	113,587
Sealed Air Corp., 6.875%, 7/15/33(1)	50,000	48,992
Sword Purchaser LLC, 8.25%, 4/15/33(1)	100,000	103,564
Sword Purchaser LLC, 10.50%, 4/15/34(1)	50,000	52,201
TriMas Corp., 4.125%, 4/15/29(1)	100,000	96,175
		1,041,408
Distributors — 0.5%
Performance Food Group, Inc., 4.25%, 8/1/29(1)	72,000	70,071
Performance Food Group, Inc., 6.125%, 9/15/32(1)	75,000	75,250
RB Global Holdings, Inc., 7.75%, 3/15/31(1)	103,000	106,557
Windsor Holdings III LLC, 8.50%, 6/15/30(1)	50,000	52,117
		303,995
Diversified Consumer Services — 0.2%
Service Corp. International, 3.375%, 8/15/30	64,000	59,438
Service Corp. International, 4.00%, 5/15/31	64,000	60,190
		119,628
Diversified REITs — 1.0%
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(1)	50,000	47,729
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(2)	100,000	98,297
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	72,000	72,103
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	119,000	121,911
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 4/1/32(1)	100,000	101,875
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	150,000	143,715
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 4.75%, 4/15/28(1)	11,000	10,967
		596,597
Diversified Telecommunication Services — 2.8%
APLD ComputeCo 3 LLC, 7.00%, 6/15/31(1)	75,000	72,304
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	125,000	131,917
Black Pearl Compute LLC, 6.125%, 2/15/31(1)	200,000	200,378
Cipher Compute LLC, 7.125%, 11/15/30(1)	25,000	25,341
ELK Grove Village Property LLC, 7.50%, 6/15/31(1)	125,000	120,454
Flash Compute LLC, 7.25%, 12/31/30(1)	200,000	201,287
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	100,000	104,652
Level 3 Financing, Inc., 7.50%, 2/15/37(1)	75,000	74,478
Meridian Arc Holdco LLC, 6.25%, 4/30/31(1)	225,000	214,052
PR RNO Property Owner 1 LLC, 6.50%, 5/1/31(1)	50,000	46,379
SV RNO Property Owner 1 LLC, 5.875%, 3/1/31(1)	150,000	137,789
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	150,000	156,774
WULF Compute LLC, 7.75%, 10/15/30(1)	175,000	181,929
Zayo Group Holdings, Inc., 5.75% Cash plus 0.50% PIK, 3/9/30(1)	45,557	45,585
		1,713,319
Electric Utilities — 3.4%
Alpha Generation LLC, 6.75%, 10/15/32(1)	100,000	100,835
Constellation Energy Generation LLC, 5.00%, 2/1/31	150,000	148,642
NRG Energy, Inc., 5.25%, 6/15/29(1)	100,000	99,335
NRG Energy, Inc., 5.75%, 7/15/29(1)	200,000	199,766
NRG Energy, Inc., 3.625%, 2/15/31(1)	100,000	92,213
NRG Energy, Inc., 6.00%, 2/1/33(1)	50,000	49,794
67

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
NRG Energy, Inc., 7.00%, 3/15/33(1)	$25,000	$26,542
NRG Energy, Inc., 6.25%, 11/1/34(1)	175,000	174,587
NRG Energy, Inc., 6.00%, 1/15/36(1)	150,000	145,934
PG&E Corp., 5.00%, 7/1/28	125,000	123,197
PG&E Corp., 5.25%, 7/1/30	47,000	45,763
Talen Energy Supply LLC, 6.375%, 5/1/33(1)	150,000	148,184
Talen Energy Supply LLC, 6.25%, 2/1/34(1)	75,000	73,681
Talen Energy Supply LLC, 6.50%, 2/1/36(1)	200,000	196,381
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	75,000	74,970
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	100,000	97,847
Vistra Operations Co. LLC, 7.75%, 10/15/31(1)	125,000	130,242
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	50,000	51,627
XPLR Infrastructure Operating Partners LP, 4.50%, 9/15/27(1)	50,000	49,638
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/33(1)	25,000	26,801
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	75,000	79,482
		2,135,461
Electrical Equipment — 0.2%
Atkore, Inc., 4.25%, 6/1/31(1)	100,000	100,766
Electronic Equipment, Instruments and Components — 1.0%
Coherent Corp., 5.00%, 12/15/29(1)	69,000	68,139
Ingram Micro, Inc., 4.75%, 5/15/29(1)	200,000	195,937
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	125,000	121,064
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	100,000	102,473
TTM Technologies, Inc., 4.00%, 3/1/29(1)	100,000	96,377
Zebra Technologies Corp., 6.50%, 6/1/32(1)	50,000	50,953
		634,943
Energy Equipment and Services — 1.6%
Beusa Investments LLC, 7.00%, 8/1/31(1)	75,000	75,135
Helix Energy Solutions Group, Inc., 9.75%, 3/1/29(1)	98,000	103,072
Kodiak Gas Services LLC, 6.75%, 10/1/35(1)	50,000	51,000
Nabors Industries, Inc., 7.625%, 11/15/32(1)	50,000	51,593
Noble Finance II LLC, 8.00%, 4/15/30(1)	96,000	99,315
Noble Finance II LLC, 6.25%, 6/15/34(1)	50,000	49,097
Precision Drilling Corp., 6.875%, 1/15/29(1)	100,000	100,642
SESI LLC, 7.875%, 9/30/30(1)	75,000	76,957
Transocean International Ltd., 8.75%, 2/15/30(1)	32,500	33,821
Transocean International Ltd., 7.50%, 4/15/31	75,000	77,164
Transocean International Ltd., 6.80%, 3/15/38	100,000	95,005
USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29(1)	100,000	102,493
Valaris Ltd., 8.375%, 4/30/30(1)	75,000	78,012
		993,306
Entertainment — 0.8%
Cinemark USA, Inc., 5.25%, 7/15/28(1)	75,000	74,888
Cinemark USA, Inc., 7.00%, 8/1/32(1)	100,000	103,020
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)	70,000	69,798
OAK-Eagle Acquireco, Inc., 7.25%, 7/1/33(1)	75,000	78,049
OAK-Eagle Acquireco, Inc., 8.75%, 7/1/34(1)	125,000	132,743
Playtika Holding Corp., 4.25%, 3/15/29(1)(2)	47,000	42,550
		501,048
Financial Services — 2.5%
Block, Inc., 5.625%, 8/15/30(1)	25,000	25,052
Block, Inc., 6.50%, 5/15/32	175,000	177,786
68

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Block, Inc., 6.00%, 8/15/33(1)	$25,000	$24,972
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	50,268
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	44,100
NCR Atleos Corp., 9.50%, 4/1/29(1)	125,000	132,602
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	75,000	71,534
PennyMac Financial Services, Inc., 7.875%, 12/15/29(1)	100,000	103,272
PennyMac Financial Services, Inc., 6.875%, 5/15/32(1)	25,000	24,088
PennyMac Financial Services, Inc., 6.75%, 2/15/34(1)	150,000	139,079
Rocket Cos., Inc., 7.125%, 2/1/32(1)	150,000	154,998
Rocket Cos., Inc., 6.375%, 8/1/33(1)	175,000	177,468
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(1)	150,000	151,594
WEX, Inc., 6.50%, 3/15/33(1)	200,000	201,214
WS Escrow LLC, 7.75%, 6/1/33(1)	50,000	52,091
		1,530,118
Food Products — 1.7%
Darling Ingredients, Inc., 5.25%, 4/15/27(1)	70,000	70,057
Darling Ingredients, Inc., 6.00%, 6/15/30(1)	53,000	53,318
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	141,392
Post Holdings, Inc., 4.625%, 4/15/30(1)	50,000	48,220
Post Holdings, Inc., 4.50%, 9/15/31(1)	100,000	92,985
Post Holdings, Inc., 6.375%, 3/1/33(1)	75,000	73,741
Post Holdings, Inc., 6.50%, 3/15/36(1)	100,000	96,969
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(1)	25,000	24,102
TreeHouse Foods, Inc., 7.75%, 2/11/33(1)	75,000	75,917
U.S. Foods, Inc., 6.875%, 9/15/28(1)	75,000	76,472
U.S. Foods, Inc., 7.25%, 1/15/32(1)	200,000	206,769
U.S. Foods, Inc., 5.75%, 4/15/33(1)	75,000	74,682
		1,034,624
Gas Utilities — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.375%, 6/1/28(1)	75,000	76,617
Ground Transportation — 2.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)	40,000	40,124
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.75%, 4/1/28(1)	75,000	74,341
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.375%, 3/1/29(1)	50,000	49,169
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(1)(2)	50,000	51,000
FTAI Aviation Investors LLC, 5.50%, 5/1/28(1)	150,000	149,740
FTAI Aviation Investors LLC, 5.875%, 4/15/33(1)	100,000	98,639
Genesee & Wyoming, Inc., 6.25%, 4/15/32(1)	97,000	97,839
Hertz Corp., 12.625%, 7/15/29(1)(2)	150,000	101,090
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	150,000	149,416
Synergy Infrastructure Holdings LLC, 7.00%, 7/15/34(1)	75,000	76,341
United Rentals North America, Inc., 4.875%, 1/15/28	122,000	121,614
United Rentals North America, Inc., 3.875%, 2/15/31	195,000	182,896
United Rentals North America, Inc., 6.125%, 3/15/34(1)	96,000	97,681
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(1)	25,000	25,781
XPO, Inc., 7.125%, 6/1/31(1)	100,000	103,066
		1,418,737
Health Care Equipment and Supplies — 1.2%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	69,000	68,460
Avantor Funding, Inc., 3.875%, 11/1/29(1)	97,000	93,468
Bausch & Lomb Corp., 8.375%, 10/1/28(1)	46,000	47,243
Insulet Corp., 6.50%, 4/1/33(1)	50,000	50,847
69

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Medline Borrower LP, 3.875%, 4/1/29(1)	$150,000	$145,342
Medline Borrower LP, 5.25%, 10/1/29(1)	225,000	223,842
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	67,000	68,154
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	73,000	76,033
		773,389
Health Care Providers and Services — 2.9%
Accendra Health, Inc., 9.75%, 6/15/33(1)(2)	82,935	38,565
Centene Corp., 4.625%, 12/15/29	125,000	121,945
CHS/Community Health Systems, Inc., 5.25%, 5/15/30(1)	75,000	70,072
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	111,000	101,193
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	87,000	92,426
DaVita, Inc., 4.625%, 6/1/30(1)	125,000	120,856
DaVita, Inc., 6.75%, 7/15/33(1)	25,000	25,598
HealthEquity, Inc., 4.50%, 10/1/29(1)	72,000	70,282
IQVIA, Inc., 5.00%, 5/15/27(1)	45,000	45,014
LifePoint Health, Inc., 9.875%, 8/15/30(1)	70,000	73,680
LifePoint Health, Inc., 8.375%, 2/15/32(1)	100,000	101,284
Molina Healthcare, Inc., 3.875%, 5/15/32(1)	72,000	65,204
Molina Healthcare, Inc., 6.25%, 1/15/33(1)	75,000	74,649
Radiology Partners, Inc., 8.50%, 7/15/32(1)	50,000	51,216
Tenet Healthcare Corp., 5.125%, 11/1/27	225,000	225,071
Tenet Healthcare Corp., 6.125%, 10/1/28	175,000	175,243
Tenet Healthcare Corp., 4.25%, 6/1/29	97,000	94,542
Tenet Healthcare Corp., 6.125%, 6/15/30	100,000	100,813
Tenet Healthcare Corp., 6.75%, 5/15/31	78,000	79,698
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(1)	50,000	49,074
		1,776,425
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 6.50%, 2/15/30(1)	125,000	122,259
Hotel & Resort REITs — 0.2%
Service Properties Trust, 4.95%, 10/1/29	125,000	118,511
Hotels, Restaurants and Leisure — 8.5%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	125,000	123,822
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/30(1)	175,000	165,338
Affinity Interactive, 6.875%, 12/15/27(1)	100,000	47,000
Boyd Gaming Corp., 4.75%, 6/15/31(1)	125,000	120,076
Brightstar Lottery PLC, 5.25%, 1/15/29(1)	100,000	99,234
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	175,000	168,069
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	148,000	148,946
Carnival Corp. Ltd., 5.875%, 6/15/31(1)	150,000	150,605
Carnival Corp. Ltd., 5.75%, 8/1/32(1)	50,000	49,544
Carnival Corp. Ltd., 6.125%, 2/15/33(1)(2)	100,000	100,301
Churchill Downs, Inc., 5.75%, 4/1/30(1)	75,000	75,062
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	75,000	73,127
Gaia Purchaser, Inc., 7.625%, 7/15/33(1)	75,000	76,621
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc., 11.00%, 3/5/31(1)	9,047	8,369
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	150,000	148,522
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	75,000	70,525
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	75,000	68,177
Hilton Domestic Operating Co., Inc., 6.125%, 4/1/32(1)	75,000	75,996
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)(2)	175,000	170,593
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/1/31(1)	122,000	113,003
70

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Jacobs Entertainment, Inc., 6.75%, 2/15/29(1)	$125,000	$123,661
Life Time, Inc., 6.00%, 11/15/31(1)	100,000	101,018
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	125,000	127,265
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(1)	125,000	121,029
Melco Resorts Finance Ltd., 7.625%, 4/17/32(1)	200,000	205,204
MGM Resorts International, 6.50%, 4/15/32(2)	170,000	169,852
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	100,000	97,758
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(1)	75,000	78,331
NCL Corp. Ltd., 7.75%, 2/15/29(1)	75,000	78,123
NCL Corp. Ltd., 6.75%, 2/1/32(1)	100,000	97,353
NCL Corp. Ltd., 6.25%, 9/15/33(1)	50,000	46,800
Penn Entertainment, Inc., 5.625%, 1/15/27(1)	50,000	50,227
Penn Entertainment, Inc., 4.125%, 7/1/29(1)	75,000	71,965
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	94,000	94,117
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	75,000	77,235
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28	50,000	49,226
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)	200,000	201,559
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	125,000	125,789
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)	175,000	170,982
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 6.50%, 10/1/28	75,000	75,329
Station Casinos LLC, 6.625%, 3/15/32(1)	50,000	50,671
TKC Holdings, Inc., 8.50%, 8/15/30(1)	50,000	52,142
TKC Holdings, Inc., 12.00%, 2/15/31(1)	75,000	80,705
Travel & Leisure Co., 4.50%, 12/1/29(1)	47,000	45,512
Viking Cruises Ltd., 9.125%, 7/15/31(1)	50,000	52,488
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	70,170
Voyager Parent LLC, 9.25%, 7/1/32(1)	71,000	76,070
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/28(1)	50,000	49,133
Wyndham Hotels & Resorts, Inc., 5.625%, 3/1/33(1)	50,000	49,036
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	141,000	141,295
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/1/29(1)	70,000	69,725
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 6.25%, 3/15/33(1)	100,000	100,055
Yum! Brands, Inc., 4.625%, 1/31/32	78,000	74,355
Yum! Brands, Inc., 5.375%, 4/1/32	175,000	173,119
		5,300,229
Household Durables — 2.3%
Adams Homes, Inc., 9.25%, 10/15/28(1)	71,000	73,092
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.625%, 4/1/30(1)	150,000	143,403
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	25,000	25,113
Beazer Homes USA, Inc., 7.50%, 3/15/31(1)	46,000	46,770
Beazer Homes USA, Inc., 8.00%, 1/15/32(1)	75,000	76,921
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 6/15/29(1)	120,000	115,091
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	100,000	98,318
KB Home, 4.00%, 6/15/31	100,000	93,153
LGI Homes, Inc., 7.00%, 11/15/32(1)(2)	125,000	123,727
Mattamy Group Corp., 4.625%, 3/1/30(1)	100,000	96,480
Newell Brands, Inc., 6.625%, 9/15/29	175,000	178,626
Somnigroup International, Inc., 4.00%, 4/15/29(1)	25,000	24,079
Somnigroup International, Inc., 3.875%, 10/15/31(1)	75,000	68,653
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	85,000	84,874
Tri Pointe Homes, Inc., 5.25%, 6/1/27	75,000	75,241
Whirlpool Corp., 5.50%, 3/1/33	125,000	99,806
71

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Whirlpool Corp., 4.50%, 6/1/46	$50,000	$28,368
		1,451,715
Independent Power and Renewable Electricity Producers — 0.4%
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/28(1)	100,000	98,212
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	75,000	74,442
Clearway Energy Operating LLC, 5.75%, 1/15/34(1)	50,000	48,350
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	25,000	24,741
		245,745
Insurance — 1.0%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/1/29(1)	50,000	45,653
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/29(1)	125,000	114,438
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	100,000	98,950
Asurion LLC/Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	100,000	99,563
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	125,000	112,899
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	70,000	70,064
HUB International Ltd., 7.25%, 6/15/30(1)	97,000	99,909
		641,476
Interactive Media and Services — 0.3%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	75,000	73,404
Snap, Inc., 6.875%, 3/1/33(1)	150,000	147,192
		220,596
IT Services — 0.9%
CoreWeave, Inc., 9.25%, 6/1/30(1)(2)	325,000	302,092
CoreWeave, Inc., 9.75%, 10/1/31(1)	175,000	156,618
CoreWeave, Inc., 9.625%, 7/15/32(1)	100,000	88,357
		547,067
Life Sciences Tools and Services — 0.3%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	75,000	74,222
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)	125,000	117,741
		191,963
Machinery — 0.6%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	100,000	100,460
Allison Transmission, Inc., 5.875%, 12/1/33(1)	50,000	49,673
Columbus McKinnon Corp., 7.125%, 2/1/33(1)(2)	50,000	50,624
JB Poindexter & Co., Inc., 8.75%, 12/15/31(1)	74,000	76,479
Trinity Industries, Inc., 7.75%, 7/15/28(1)	71,000	72,615
		349,851
Marine Transportation — 0.3%
Carrix, Inc., 6.125%, 8/1/33(1)	75,000	75,123
Seaspan Corp. Pte. Ltd., 5.50%, 8/1/29(1)	100,000	97,633
		172,756
Media — 8.4%
AMC Global Media, Inc., 4.25%, 2/15/29	27,000	25,076
AMC Global Media, Inc., 10.50%, 7/15/32(1)	50,000	52,892
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	16,000	15,988
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	150,000	147,398
CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	100,000	100,150
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	100,000	94,891
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	125,000	116,422
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	200,000	180,514
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)(2)	100,000	89,669
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(2)	150,000	132,020
72

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, 2/1/33(1)	$50,000	$48,843
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33(1)(2)	100,000	86,754
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/34(1)(2)	275,000	229,526
Clear Channel Outdoor Holdings, Inc., 7.875%, 4/1/30(1)	48,000	49,834
Directv Financing LLC, 8.875%, 2/1/30(1)	75,000	76,822
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	50,000	49,891
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	225,000	238,235
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.25%, 6/1/32(1)	100,000	104,450
Discovery Communications LLC, 4.125%, 5/15/29	25,000	24,813
Discovery Global Holdings, Inc., 4.05%, 3/15/29	50,000	49,533
Discovery Global Holdings, Inc., 4.28%, 3/15/32	175,000	160,222
Discovery Global Holdings, Inc., 5.05%, 3/15/42	250,000	182,395
EchoStar Corp., 10.75%, 11/30/29	125,000	135,163
EW Scripps Co., 9.875%, 8/15/30(1)(2)	50,000	45,137
GCI LLC, 4.75%, 10/15/28(1)	200,000	196,736
Gray Media, Inc., 7.25%, 8/15/33(1)	75,000	75,032
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	50,000	44,902
Lamar Media Corp., 4.875%, 1/15/29	100,000	99,111
Lamar Media Corp., 4.00%, 2/15/30	100,000	95,470
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	125,000	128,119
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	50,000	52,575
Neptune Bidco U.S., Inc., 9.50%, 2/15/33(1)	50,000	51,400
News Corp., 5.125%, 2/15/32(1)	50,000	48,621
Nexstar Media, Inc., 6.50%, 9/15/33(1)	50,000	50,251
Nexstar Media, Inc., 7.25%, 4/15/34(1)	50,000	50,681
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/30(1)	75,000	72,726
Paramount Global, 4.20%, 6/1/29	50,000	47,970
Paramount Global, 4.95%, 1/15/31	150,000	140,047
Paramount Global, 5.85%, 9/1/43	100,000	73,082
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)	67,000	60,133
Sinclair Television Group, Inc., 4.375%, 12/31/32(1)	150,000	112,500
Sirius XM Radio LLC, 3.125%, 9/1/26(1)	75,000	75,000
Sirius XM Radio LLC, 5.00%, 8/1/27(1)	121,000	120,755
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	175,000	170,770
Sirius XM Radio LLC, 5.50%, 7/1/29(1)	88,000	87,912
Sirius XM Radio LLC, 3.875%, 9/1/31(1)	75,000	68,397
Sirius XM Radio LLC, 5.875%, 4/15/32(1)	50,000	49,356
Sunrise FinCo I BV, 4.875%, 7/15/31(1)	75,000	70,766
Univision Communications, Inc., 4.50%, 5/1/29(1)	50,000	47,632
Univision Communications, Inc., 7.375%, 6/30/30(1)	150,000	150,705
Univision Communications, Inc., 8.50%, 7/31/31(1)	125,000	126,068
Univision Communications, Inc., 9.375%, 8/1/32(1)	50,000	51,058
Univision Communications, Inc., 8.875%, 4/15/33(1)	75,000	74,179
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	250,000	231,774
Ziggo BV, 4.875%, 1/15/30(1)	39,000	36,027
		5,196,393
Metals and Mining — 2.3%
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	50,000	51,036
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	72,000	66,791
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	100,000	102,052
Commercial Metals Co., 6.00%, 12/15/35(1)	125,000	123,502
Constellium SE, 3.75%, 4/15/29(1)	75,000	72,112
73

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	$50,000	$50,237
Fortescue Treasury Pty. Ltd., 4.375%, 4/1/31(1)	117,000	110,522
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	72,000	72,602
Mineral Resources Ltd., 8.50%, 5/1/30(1)	100,000	103,259
Mineral Resources Ltd., 6.25%, 5/1/34(1)	75,000	73,488
Novelis Corp., 4.75%, 1/30/30(1)	250,000	241,595
Novelis Corp., 6.375%, 8/15/33(1)	75,000	75,218
PLS Group Ltd., 6.875%, 5/1/31(1)	50,000	51,090
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	100,000	97,690
Trekor Metals Ltd., 8.25%, 5/1/30(1)	125,000	130,665
		1,421,859
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	100,000	99,853
Rithm Capital Corp., 8.50%, 6/1/31(1)	75,000	75,867
Starwood Property Trust, Inc., 6.00%, 4/15/30(1)	225,000	226,024
		401,744
Oil, Gas and Consumable Fuels — 11.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(1)	50,000	52,036
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	147,000	147,307
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29(1)	100,000	100,059
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 6.625%, 10/15/32(1)	100,000	101,249
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	50,000	51,486
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(1)	50,000	51,714
Buckeye Partners LP, 6.75%, 2/1/30(1)	50,000	51,523
Buckeye Partners LP, 5.85%, 11/15/43	175,000	155,879
CITGO Petroleum Corp., 8.375%, 1/15/29(1)	71,000	72,975
CNX Resources Corp., 5.875%, 3/1/34(1)	75,000	73,171
Comstock Resources, Inc., 6.75%, 3/1/29(1)	100,000	99,226
Comstock Resources, Inc., 5.875%, 1/15/30(1)	75,000	72,040
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(1)	150,000	146,781
Crescent Energy Finance LLC, 9.75%, 10/15/30(1)	50,000	52,668
Crescent Energy Finance LLC, 7.625%, 4/1/32(1)	50,000	51,435
Crescent Energy Finance LLC, 7.875%, 4/15/32(1)	100,000	103,368
Crescent Energy Finance LLC, 7.375%, 1/15/33(1)	100,000	102,180
CVR Energy, Inc., 7.875%, 2/15/34(1)	75,000	77,864
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	31,000	32,145
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.375%, 6/30/33(1)	50,000	51,480
DT Midstream, Inc., 4.375%, 6/15/31(1)	50,000	47,824
Energy Transfer LP, 6.00%, 2/1/29(1)	75,000	75,393
EQT Corp., 7.50%, 6/1/30	25,000	26,742
EQT Corp., 4.75%, 1/15/31	175,000	172,027
Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	100,000	103,846
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 5/15/33	175,000	183,667
Global Partners LP/GLP Finance Corp., 7.125%, 7/1/33(1)	50,000	51,439
Harvest Midstream I LP, 6.75%, 5/15/34(1)	75,000	76,134
Hess Midstream Operations LP, 5.125%, 6/15/28(1)	50,000	49,900
Hess Midstream Operations LP, 4.25%, 2/15/30(1)	75,000	72,230
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28(1)	125,000	125,797
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31(1)	100,000	98,779
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	150,000	151,267
Infinity Natural Resources LLC, 7.625%, 4/1/31(1)	50,000	50,685
ITT Holdings LLC, 6.50%, 8/1/29(1)	75,000	74,802
74

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29(1)	$50,000	$51,104
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/1/32(1)	100,000	102,517
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 2/15/28(1)	50,000	50,949
Matador Resources Co., 6.50%, 4/15/32(1)	75,000	75,807
Matador Resources Co., 6.25%, 4/15/33(1)	50,000	50,020
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	125,000	126,824
Murphy Oil Corp., 6.00%, 10/1/32(2)	50,000	49,891
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	100,000	103,191
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.375%, 2/15/32(1)	100,000	104,873
Northern Oil & Gas, Inc., 8.75%, 6/15/31(1)	25,000	26,057
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	50,000	51,462
NuStar Logistics LP, 6.375%, 10/1/30	100,000	102,551
ONEOK, Inc., 6.50%, 9/1/30(1)	75,000	78,095
ONEOK, Inc., 5.60%, 4/1/44	125,000	115,359
ONEOK, Inc., 5.45%, 6/1/47	75,000	67,431
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/1/34(1)	75,000	77,156
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	75,000	74,201
SM Energy Co., 8.625%, 11/1/30(1)	125,000	131,382
SM Energy Co., 8.75%, 7/1/31(1)	100,000	104,664
Sunoco LP, 5.875%, 7/15/27(1)	75,000	75,202
Sunoco LP, 4.625%, 5/1/30(1)	50,000	48,434
Sunoco LP, 7.25%, 5/1/32(1)	50,000	51,732
Sunoco LP, 5.875%, 3/15/34(1)	175,000	172,551
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	75,000	76,573
Sunoco LP/Sunoco Finance Corp., 4.50%, 5/15/29	50,000	48,929
Sunoco LP/Sunoco Finance Corp., 4.50%, 4/30/30	150,000	146,028
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	75,000	75,227
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	75,000	74,199
Talos Production, Inc., 9.375%, 2/1/31(1)	75,000	79,552
Targa Resources Corp., 6.50%, 2/15/53	50,000	50,686
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/1/31	50,000	49,354
Teine Energy Ltd., 6.875%, 4/15/29(1)	150,000	150,434
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(1)	75,000	74,289
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	100,000	95,862
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	75,000	76,621
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	125,000	111,104
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	94,000	101,136
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	225,000	234,054
Venture Global Plaquemines LNG LLC, 6.50%, 1/15/34(1)	25,000	25,865
Venture Global Plaquemines LNG LLC, 6.50%, 6/15/34(1)	50,000	51,726
Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35(1)	250,000	278,161
Venture Global Plaquemines LNG LLC, 6.75%, 1/15/36(1)	100,000	105,316
Vermilion Energy, Inc., 6.875%, 5/1/30(1)	100,000	100,707
		6,904,394
Passenger Airlines — 0.9%
American Airlines, Inc., 7.25%, 2/15/28(1)	50,000	50,510
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	114,583	114,567
CHC Group LLC, 11.75%, 9/1/30(1)	50,000	42,750
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	175,000	150,432
United Airlines Holdings, Inc., 5.375%, 3/1/31	75,000	74,374
United Airlines, Inc., 4.625%, 4/15/29(1)	125,000	123,179
		555,812
75

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Personal Care Products — 0.3%
BellRing Brands, Inc., 7.00%, 3/15/30(1)	$39,000	$38,626
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	50,000	50,073
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	100,000	96,944
		185,643
Pharmaceuticals — 1.2%
1261229 BC Ltd., 10.00%, 4/15/32(1)	200,000	208,330
Adapthealth LLC, 5.125%, 3/1/30(1)	50,000	46,853
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	125,000	123,804
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	25,000	24,995
Organon & Co./Organon Foreign Debt Co-Issuer BV, 6.75%, 5/15/34(1)	50,000	52,480
Perrigo Finance Unlimited Co., 6.125%, 9/30/32	125,000	122,707
Prestige Brands, Inc., 3.75%, 4/1/31(1)	100,000	92,344
Prestige Brands, Inc., 6.25%, 7/15/34(1)	75,000	75,367
		746,880
Professional Services — 0.4%
Amentum Holdings, Inc., 7.25%, 8/1/32(1)	75,000	77,372
AMN Healthcare, Inc., 4.00%, 4/15/29(1)	50,000	48,471
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	50,000	50,573
CACI International, Inc., 6.375%, 6/15/33(1)	50,000	50,697
		227,113
Real Estate Management and Development — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(1)	44,000	44,258
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	125,000	123,632
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	100,000	107,209
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)(2)	50,000	49,681
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)(2)	50,000	47,058
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 5/15/28(1)	33,000	33,067
Forestar Group, Inc., 6.50%, 3/15/33(1)	125,000	125,772
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(1)	121,000	126,097
Howard Hughes Corp., 4.125%, 2/1/29(1)	50,000	48,488
Newmark Group, Inc., 7.50%, 1/12/29	50,000	52,039
		757,301
Semiconductors and Semiconductor Equipment — 0.5%
Entegris, Inc., 5.95%, 6/15/30(1)	50,000	50,481
ON Semiconductor Corp., 3.875%, 9/1/28(1)	25,000	24,416
Qnity Electronics, Inc., 5.75%, 8/15/32(1)	100,000	99,484
Qnity Electronics, Inc., 6.25%, 8/15/33(1)	100,000	100,785
Synaptics, Inc., 4.00%, 6/15/29(1)	50,000	49,323
		324,489
Software — 2.2%
Castle U.S. Holding Corp., 9.50%, 2/15/28(1)	77,000	33,495
Cloud Software Group LLC, 6.50%, 3/31/29(1)	200,000	199,197
Cloud Software Group LLC, 9.00%, 9/30/29(1)	50,000	50,175
Cloud Software Group LLC, 8.25%, 6/30/32(1)	100,000	98,005
Cloud Software Group LLC, 6.625%, 8/15/33(1)	225,000	204,207
Gen Digital, Inc., 7.125%, 9/30/30(1)	150,000	152,761
NCR Voyix Corp., 5.00%, 10/1/28(1)	100,000	98,339
NCR Voyix Corp., 5.125%, 4/15/29(1)	75,000	73,341
Open Text Corp., 3.875%, 12/1/29(1)	125,000	117,095
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	75,000	70,039
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	42,016
76

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	$70,000	$70,063
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	48,000	48,656
UKG, Inc., 6.875%, 2/1/31(1)	100,000	98,696
		1,356,085
Specialized REITs — 1.5%
Iron Mountain, Inc., 5.25%, 3/15/28(1)	190,000	189,575
Iron Mountain, Inc., 7.00%, 2/15/29(1)	100,000	101,839
Iron Mountain, Inc., 4.875%, 9/15/29(1)	95,000	92,982
Iron Mountain, Inc., 5.25%, 7/15/30(1)	50,000	49,091
Iron Mountain, Inc., 4.50%, 2/15/31(1)	125,000	119,003
Iron Mountain, Inc., 6.25%, 1/15/35(1)	125,000	123,770
Millrose Properties, Inc., 6.25%, 9/15/32(1)	75,000	75,324
SBA Communications Corp., 3.875%, 2/15/27	192,000	191,420
		943,004
Specialty Retail — 3.2%
Academy Ltd., 5.875%, 5/15/31(1)	50,000	49,801
Asbury Automotive Group, Inc., 4.625%, 11/15/29(1)	50,000	48,679
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	75,000	71,593
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	250,000	255,064
Bath & Body Works, Inc., 6.75%, 7/1/36	200,000	199,350
Carvana Co., 9.00%, 6/1/31(1)	100,000	110,320
Ferrellgas LP/Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	125,000	123,618
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	50,000	52,988
Gap, Inc., 3.875%, 10/1/31(1)	100,000	91,827
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.75%, 1/15/32(1)	100,000	98,127
Group 1 Automotive, Inc., 4.00%, 8/15/28(1)	50,000	48,795
Group 1 Automotive, Inc., 6.375%, 1/15/30(1)	50,000	50,466
LBM Acquisition LLC, 6.25%, 1/15/29(1)	25,000	15,912
LBM Acquisition LLC, 9.50%, 6/15/31(1)(2)	125,000	103,430
Lithia Motors, Inc., 3.875%, 6/1/29(1)	100,000	96,075
Lithia Motors, Inc., 5.50%, 10/1/30(1)	25,000	24,832
Match Group Holdings II LLC, 3.625%, 10/1/31(1)	175,000	157,964
Michaels Cos., Inc., 8.50%, 3/15/33(1)	100,000	99,064
Murphy Oil USA, Inc., 5.875%, 6/1/34(1)	75,000	74,446
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	100,000	95,855
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(1)	122,000	118,424
		1,986,630
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32	75,000	82,601
Seagate Data Storage Technology Pte. Ltd., 5.75%, 12/1/34	100,000	99,516
		182,117
Textiles, Apparel and Luxury Goods — 0.3%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	25,000	26,283
Crocs, Inc., 4.125%, 8/15/31(1)	150,000	139,412
		165,695
Trading Companies and Distributors — 1.0%
Alta Equipment Group, Inc., 9.00%, 6/1/29(1)(2)	50,000	48,770
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	121,000	125,974
EquipmentShare.com, Inc., 8.00%, 3/15/33(1)(2)	196,000	201,260
EquipmentShare.com, Inc., 7.125%, 7/1/34(1)	150,000	147,811
Herc Holdings, Inc., 6.625%, 6/15/29(1)	75,000	76,534
		600,349
77

Schedule of Investments - Select High Yield ETF

	Principal Amount/Shares	Value
Wireless Telecommunication Services — 0.5%
Uniti Services LLC, 7.50%, 10/15/33(1)	$100,000	$103,309
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	37,000	30,006
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	40,000	32,483
Vodafone Group PLC, VRN, 7.00%, 4/4/79	120,000	123,143
		288,941
TOTAL CORPORATE BONDS (Cost $59,852,317)		59,391,122
COMMON STOCKS — 0.0%
Hotels, Restaurants and Leisure — 0.0%
GPS Hospitality Operating Co. LLC/GPS New Finco, Inc.(3) (Cost $11,814)	590	4,720
SHORT-TERM INVESTMENTS — 6.0%
Money Market Funds — 6.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,805,776	1,805,776
State Street Navigator Securities Lending Government Money Market Portfolio(4)	1,918,515	1,918,515
TOTAL SHORT-TERM INVESTMENTS (Cost $3,724,291)		3,724,291
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $63,588,422)		63,120,133
OTHER ASSETS AND LIABILITIES — (1.5)%		(952,203)
TOTAL NET ASSETS — 100.0%		$62,167,930

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $49,923,114, which represented 80.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,135,450. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Non-income producing.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,213,741, which includes securities collateral of $295,226.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$59,391,122	—
Common Stocks	$4,720	—	—
Short-Term Investments	3,724,291	—	—
	$3,729,011	$59,391,122	—

See Notes to Financial Statements.
78

Schedule of Investments - Short Duration Strategic Income ETF
AUGUST 31, 2026

		Principal Amount/Shares	Value
CORPORATE BONDS — 41.0%
Aerospace and Defense — 0.5%
Boeing Co., 6.30%, 5/1/29		$1,349,000	$1,393,987
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.125%, 11/5/26		500,000	500,519
Ford Motor Credit Co. LLC, 5.43%, 8/13/29		834,000	834,005
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(1)		425,000	425,395
			1,759,919
Banks — 6.1%
Australia & New Zealand Banking Group Ltd., VRN, 2.57%, 11/25/35(1)		1,611,000	1,431,650
Bank of America Corp., VRN, 4.48%, 4/23/30		455,000	449,723
Bank of Montreal, VRN, 7.70%, 5/26/84		1,005,000	1,050,499
Bank of Nova Scotia, VRN, 4.58%, 6/5/29		940,000	936,178
Bank of Nova Scotia, VRN, 3.625%, 10/27/81		530,000	526,566
Bank of Nova Scotia, VRN, 8.00%, 1/27/84		725,000	764,204
Banque Federative du Credit Mutuel SA, VRN, 5.15%, 7/9/32(1)		586,000	576,439
Canadian Imperial Bank of Commerce, VRN, 7.00%, 10/28/85		985,000	1,000,975
Citibank NA, VRN, 4.85%, 6/18/32		1,040,000	1,025,563
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(1)		470,000	479,904
FNB Corp., VRN, 5.72%, 12/11/30		451,000	452,290
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)		1,141,000	1,180,317
JPMorgan Chase & Co., VRN, 4.41%, 4/23/30		750,000	740,089
Morgan Stanley Private Bank NA, VRN, 4.73%, 7/18/31		835,000	822,537
PNC Financial Services Group, Inc., VRN, 4.83%, 7/19/30		592,000	590,167
Regions Bank, VRN, 4.76%, 7/27/29		900,000	896,662
Toronto-Dominion Bank, VRN, 7.25%, 7/31/84		800,000	822,522
Toronto-Dominion Bank, VRN, 5.91%, 1/31/85	CAD	705,000	511,764
Wells Fargo & Co., VRN, 4.58%, 5/20/29		$905,000	902,195
Wells Fargo & Co., VRN, 4.18%, 1/23/30		575,000	565,773
Westpac Banking Corp., VRN, 2.67%, 11/15/35		796,000	712,480
Zions Bancorp NA, 3.25%, 10/29/29		700,000	656,754
Zions Bancorp NA, VRN, 4.48%, 2/9/29		805,000	797,351
			17,892,602
Beverages — 0.3%
Maple Parent Holdings Corp., 4.75%, 3/26/29(1)		920,000	913,088
Broadline Retail — 0.7%
Amazon.com, Inc., 4.60%, 7/9/29		695,000	691,914
Amazon.com, Inc., 4.25%, 3/13/31		660,000	640,357
Amazon.com, Inc., 4.80%, 7/9/31		750,000	743,294
			2,075,565
Capital Markets — 5.2%
Apollo Debt Solutions BDC, 5.20%, 12/8/28(1)		450,000	443,637
Ares Strategic Income Fund, 5.70%, 3/15/28		626,000	627,977
Blackstone Private Credit Fund, 3.25%, 3/15/27		775,000	768,055
Blackstone Private Credit Fund, 5.95%, 7/16/29		768,000	768,005
Blackstone Secured Lending Fund, 2.75%, 9/16/26		466,000	465,655
Blue Owl Credit Income Corp., 7.75%, 9/16/27		535,000	546,710
Blue Owl Credit Income Corp., 7.75%, 1/15/29		755,000	778,850
Charles Schwab Corp., VRN, 5.11%, 8/12/32		835,000	831,169
Citadel Finance LLC, 4.75%, 2/14/29(1)		330,000	323,901
Deutsche Bank AG, VRN, 4.875%, 12/1/32		1,069,000	1,061,421
79

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Goldman Sachs BDC, Inc., 5.10%, 1/28/29	$98,000	$96,082
Goldman Sachs Group, Inc., VRN, 4.52%, 1/21/32	1,190,000	1,153,021
Goldman Sachs Private Credit Corp., 5.05%, 2/23/28	320,000	318,568
Golub Capital BDC, Inc., 2.05%, 2/15/27	294,000	289,439
Golub Capital BDC, Inc., 7.05%, 12/5/28	531,000	545,702
Golub Capital Private Credit Fund, 5.45%, 8/15/28	600,000	596,398
HPS Corporate Lending Fund, 5.45%, 1/14/28	865,000	864,054
HPS Corporate Lending Fund, 4.90%, 9/11/28	255,000	250,819
Intercontinental Exchange, Inc., 4.70%, 8/20/29	462,000	460,021
Intercontinental Exchange, Inc., 4.90%, 9/1/31	462,000	460,530
Morgan Stanley, VRN, 4.87%, 7/12/29	1,065,000	1,065,268
Morgan Stanley, VRN, 4.13%, 10/18/29	1,140,000	1,121,998
Northern Trust Corp., VRN, 3.375%, 5/8/32	1,203,000	1,189,304
		15,026,584
Construction Materials — 0.2%
Martin Marietta Materials, Inc., 5.20%, 1/30/32	680,000	680,311
Consumer Finance — 0.5%
Avilease Capital Ltd., 4.75%, 11/12/30(1)	240,000	233,090
Avilease Capital Ltd., 5.50%, 6/30/31(1)	655,000	651,957
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	585,000	580,117
		1,465,164
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	790,000	766,353
Diversified REITs — 3.1%
American Assets Trust LP, 3.375%, 2/1/31	1,460,000	1,323,791
CFE Fibra E, 5.875%, 9/23/40(1)	395,379	382,253
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 3/15/31	730,000	703,182
Global Net Lease, Inc., 4.50%, 9/30/28(1)	1,410,000	1,382,739
Kilroy Realty LP, 4.25%, 8/15/29	1,005,000	974,638
Kilroy Realty LP, 3.05%, 2/15/30	1,050,000	965,484
Piedmont Operating Partnership LP, 2.75%, 4/1/32	405,000	345,952
Store Capital LLC, 4.95%, 2/11/31	1,135,000	1,110,854
Trust 2401, 4.87%, 1/15/30(1)	715,000	687,069
Trust 2401, 7.70%, 1/23/32(1)(2)	530,000	563,568
Trust Fibra Uno, 4.87%, 1/15/30(1)	740,000	711,209
		9,150,739
Diversified Telecommunication Services — 0.4%
Core Scientific Finance I LLC, 7.75%, 5/15/31(1)	900,000	873,830
QTS Central Issuer LLC/QTS TRS Central Issuer LLC, 6.625%, 9/1/31(1)	283,000	279,032
		1,152,862
Electric Utilities — 2.9%
Chpe LLC, 4.875%, 6/30/31(1)	1,187,000	1,170,320
Cleveland Electric Illuminating Co., 5.00%, 2/15/30(1)	622,000	621,436
COX Asset Mexico SA de CV, 7.125%, 1/8/32(1)	514,000	516,418
Evergy Missouri West, Inc., 4.70%, 5/21/29(1)	988,000	981,853
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	292,000	288,240
Hydro One, Inc., 4.75%, 5/30/31	874,000	863,258
NextEra Energy Capital Holdings, Inc., VRN, 6.00%, 10/1/56	525,000	518,615
NextEra Energy Capital Holdings, Inc., VRN, 5.65%, 5/1/79	789,000	786,338
NRG Energy, Inc., 6.125%, 5/15/36(1)	61,000	59,791
PECO Energy Co., 5.00%, 9/1/31	630,000	628,643
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	573,000	591,641
80

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
VoltaGrid LLC, 7.375%, 11/1/30(1)	$1,026,000	$1,032,922
Xcel Energy, Inc., VRN, 5.75%, 12/3/56	348,000	337,770
		8,397,245
Electrical Equipment — 0.2%
WESCO Distribution, Inc., 5.25%, 4/15/31(1)	643,000	633,893
Electronic Equipment, Instruments and Components — 0.2%
Avnet, Inc., 5.65%, 9/1/31	575,000	573,130
Financial Services — 0.9%
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	282,000	285,093
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	528,000	520,762
Corebridge Global Funding, 4.55%, 1/9/31(1)	690,000	671,158
Essent Group Ltd., 6.25%, 7/1/29	251,000	257,355
Nationwide Building Society, VRN, 4.125%, 10/18/32(1)	750,000	740,656
Rocket Cos., Inc., 6.375%, 8/1/33(1)(2)	90,000	91,269
		2,566,293
Food Products — 0.3%
Conagra Brands, Inc., 5.40%, 8/1/31	355,000	353,960
Minerva Luxembourg SA, 4.375%, 3/18/31(1)	571,000	496,825
		850,785
Ground Transportation — 0.6%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	550,000	548,934
Fedex Freight Holding Co., Inc., 4.65%, 3/15/31(1)	1,181,000	1,148,474
		1,697,408
Health Care Equipment and Supplies — 0.9%
Baxter International, Inc., 4.45%, 2/15/29	1,150,000	1,134,782
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	1,414,000	1,438,349
		2,573,131
Health Care Providers and Services — 0.6%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)(2)	1,035,000	1,017,712
Rede D'or Finance SARL, 4.50%, 1/22/30(1)	701,000	661,357
Universal Health Services, Inc., 1.65%, 9/1/26	175,000	175,000
		1,854,069
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp. Ltd., 5.125%, 5/1/29(1)	1,071,000	1,066,085
Household Durables — 0.1%
Whirlpool Corp., 7.50%, 7/1/31(1)	365,000	366,376
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	807,700	818,102
Insurance — 2.0%
GA Global Funding Trust, 5.20%, 12/9/31(1)	395,000	385,538
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	1,730,000	1,666,611
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	711,000	710,935
Lincoln Financial Global Funding, 5.25%, 8/13/31(1)	865,000	858,850
Prudential Financial, Inc., VRN, 5.70%, 9/15/48	1,085,000	1,087,533
Travelers Cos., Inc., 4.95%, 7/24/31	1,175,000	1,170,250
		5,879,717
Interactive Media and Services — 0.2%
Alphabet, Inc., 4.625%, 8/10/29	590,000	588,492
Media — 2.1%
AppLovin Corp., 5.125%, 12/1/29	1,163,000	1,165,135
CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	1,663,000	1,648,287
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	512,000	485,840
81

Schedule of Investments - Short Duration Strategic Income ETF

		Principal Amount/Shares	Value
Discovery Communications LLC, 3.95%, 3/20/28		$272,000	$261,120
Discovery Communications LLC, 4.125%, 5/15/29		596,000	591,533
Discovery Global Holdings, Inc., 4.30%, 1/17/30	EUR	1,046,000	1,131,412
Nexstar Media, Inc., 6.50%, 9/15/33(1)		$297,000	298,490
Univision Communications, Inc., 7.375%, 6/30/30(1)		325,000	326,527
Univision Communications, Inc., 8.875%, 4/15/33(1)		280,000	276,934
			6,185,278
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)		905,000	935,468
Multi-Utilities — 0.1%
CMS Energy Corp., VRN, 4.75%, 6/1/50		370,000	359,272
Oil, Gas and Consumable Fuels — 5.7%
Azule Energy Finance PLC, 8.125%, 1/23/30(1)		272,000	276,180
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)		1,260,000	1,297,454
Cenovus Energy, Inc., 4.65%, 3/20/31		1,504,000	1,473,920
Enbridge, Inc., VRN, 7.375%, 3/15/55		752,000	785,894
Enbridge, Inc., VRN, 6.00%, 1/15/77		1,365,000	1,370,007
Energy Transfer LP, VRN, 8.00%, 5/15/54		534,000	559,946
Enterprise Products Operating LLC, VRN, 5.25%, 8/16/77		1,118,000	1,113,119
Enterprise Products Operating LLC, VRN, 5.375%, 2/15/78		1,013,000	1,012,664
Expand Energy Corp., 5.375%, 3/15/30		1,570,000	1,575,982
Ovintiv, Inc., 7.20%, 11/1/31		198,000	214,103
Ovintiv, Inc., 7.375%, 11/1/31		147,000	160,566
Permian Resources Operating LLC, 5.875%, 7/1/29(1)		1,484,000	1,486,412
Permian Resources Operating LLC, 6.25%, 2/1/33(1)		672,000	682,674
Rio Grande LNG LLC, 5.25%, 6/30/31(1)		1,030,000	1,018,584
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55		385,000	399,993
Transcanada Trust, VRN, 5.30%, 3/15/77		188,000	188,151
Venture Global LNG, Inc., 7.00%, 1/15/30(1)		1,360,000	1,400,184
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)		865,000	883,495
Western Midstream Operating LP, 4.80%, 3/1/31		849,000	833,584
			16,732,912
Passenger Airlines — 1.9%
American Airlines Pass-Through Trust, Class B, 3.85%, 8/15/29		918,875	898,894
American Airlines, Inc., 7.25%, 2/15/28(1)		1,640,000	1,656,741
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(1)		779,000	765,669
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(1)		205,000	198,829
Avianca Midco 2 PLC, 9.625%, 2/14/30(1)		600,000	569,700
United Airlines, Inc., 4.625%, 4/15/29(1)		1,515,000	1,492,930
			5,582,763
Semiconductors and Semiconductor Equipment — 0.6%
Kioxia Holdings Corp., 6.25%, 7/24/30(1)		200,000	204,565
NVIDIA Corp., 4.35%, 6/15/29		716,000	708,795
NVIDIA Corp., 4.50%, 6/15/31		914,000	893,184
			1,806,544
Software — 0.4%
ServiceNow, Inc., 4.70%, 8/15/31		425,000	417,790
SS&C Technologies, Inc., 6.50%, 6/1/32(1)		610,000	618,339
			1,036,129
Specialized REITs — 1.0%
Crown Castle, Inc., 4.80%, 9/1/28		1,040,000	1,039,306
Crown Castle, Inc., 4.90%, 9/1/29		1,535,000	1,530,213
82

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Iron Mountain, Inc., 6.25%, 1/15/35(1)	$235,000	$232,688
		2,802,207
Specialty Retail — 0.4%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	1,097,000	1,122,264
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/30	810,000	823,387
Trading Companies and Distributors — 0.7%
Aircastle Ltd., 6.50%, 7/18/28(1)	280,000	287,396
Herc Holdings, Inc., 7.00%, 6/15/30(1)	1,550,000	1,604,590
		1,891,986
TOTAL CORPORATE BONDS (Cost $119,969,127)		119,420,110
ASSET-BACKED SECURITIES — 15.0%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	137,370	136,838
ACM Auto Trust, Series 2025-2A, Class B, 7.25%, 2/20/32(1)	373,000	360,699
ACM Auto Trust, Series 2025-3A, Class B, 6.08%, 7/20/32(1)	822,000	800,684
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	163,796	162,204
Adams Outdoor Advertising LP, Series 2026-1, Class B, 6.39%, 7/20/56(1)	1,000,000	996,656
AMCR ABS Trust, Series 2026-A, Class A, SEQ, 5.52%, 5/18/33(1)	259,988	260,157
Aqua Finance Issuer Trust, Series 2025-B, Class D, 6.16%, 5/17/51(1)	424,588	424,006
Aqua Finance Issuer Trust, Series 2026-A, Class B, 5.10%, 4/17/51(1)	640,000	633,224
Aqua Finance Issuer Trust, Series 2026-A, Class C, 5.30%, 4/17/51(1)	1,000,000	984,113
Aqua Finance Issuer Trust, Series 2026-B, Class D, 6.47%, 9/18/51(1)	1,051,000	1,052,174
Avant Credit Card Master Trust, Series 2024-1A, Class B, 5.55%, 4/15/30(1)	424,000	424,509
Avant Loans Funding Trust, Series 2026-REV1, Class D, 5.56%, 5/15/36(1)	651,000	640,794
Barclays Mortgage Loan Trust, Series 2026-CES1, Class A2, 5.15%, 1/25/56(1)	712,000	693,460
BHG Owner Loan Trust, Series 2026-1CON, Class D, 6.37%, 6/17/37(1)	800,000	798,320
Bluepeak ABS Issuer LLC, Series 2025-1A, Class A2, SEQ, 5.86%, 12/20/55(1)	403,846	403,623
BRAVO Residential Funding Trust, Series 2026-CES1, Class A1A, 5.25%, 4/25/56(1)	960,414	952,456
Canon Music Issuer Trust, Series 2026-1A, Class A, SEQ, 5.52%, 5/1/76(1)	502,000	498,349
Capital Automotive REIT, Series 2026-2A, Class A2, 5.55%, 8/15/56(1)	1,000,000	985,781
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)	360,266	343,037
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)	365,000	367,516
Cherry Securitization Trust, Series 2026-1A, Class A, SEQ, 5.43%, 1/17/34(1)	566,000	564,870
CLI Funding IX LLC, Series 2024-1A, Class A, SEQ, 5.63%, 7/20/49(1)	898,905	898,519
College Avenue Student Loans LLC, Series 2019-A, Class C, 4.46%, 12/28/48(1)	239,359	234,060
Compass Datacenters Issuer III LLC, Series 2026-1A, Class A23, SEQ, 5.44%, 2/25/56(1)	653,059	631,665
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)	251,000	251,046
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025-1A, Class B, 6.51%, 5/20/55(1)	500,000	504,106
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)	302,000	300,105
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)	147,000	135,278
FinBe USA Trust, Series 2025-1A, Class B, 6.60%, 12/16/30(1)	562,000	557,454
FIP Master Funding LLC, Series 2026-1A, Class A5, SEQ, 5.39%, 3/15/56(1)	586,441	573,108
Foundation Finance Trust, Series 2025-1A, Class B, 5.26%, 4/15/50(1)	811,992	809,839
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)	160,528	132,764
GreenSky Home Improvement Issuer Trust, Series 2026-A, Class D, 5.76%, 12/15/70(1)	833,000	831,817
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.24%, (30-day average SOFR plus 1.60%), 8/25/54(1)	132,044	132,560
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)	43,975	44,608
Hilton Grand Vacations Trust, Series 2026-1A, Class D, 7.21%, 2/25/43(1)	420,602	422,928
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1A, 5.14%, 2/25/56(1)	404,720	401,247
JP Morgan Mortgage Trust, Series 2025-CES5, Class A1B, 5.24%, 2/25/56(1)	417,825	414,117
83

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
JP Morgan Mortgage Trust, Series 2026-CES1, Class A1A, 4.91%, 6/25/56(1)	$713,534	$704,072
Kobalt Music Assets LP, Series 2024-1A, Class A2, SEQ, 6.625%, 4/7/64(1)	263,580	265,091
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)	288,000	283,806
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)	242,297	243,298
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)	236,162	236,703
M&T Bank RV Trust, Series 2026-1A, Class A, SEQ, 4.35%, 1/15/46(1)	798,079	779,070
MetroNet Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.27%, 4/20/56(1)	1,000,000	991,911
Mission Lane Credit Card Master Trust, Series 2024-B, Class B, 6.32%, 1/15/30(1)	356,000	356,286
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)	246,000	244,156
Mission Lane Credit Card Master Trust, Series 2026-A, Class C, 5.69%, 7/15/32(1)	928,000	923,987
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)	376,116	264,517
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	29,858	29,845
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	200,000	119,225
OCCU Auto Receivables Trust, Series 2026-1A, Class D, 5.85%, 2/15/35(1)	990,000	986,213
OnDeck Asset Securitization Trust IV LLC, Series 2024-2A, Class B, 5.42%, 10/17/31(1)	143,000	143,024
OneMain Financial Issuance Trust, Series 2025-1A, Class C, 5.20%, 7/14/38(1)	1,126,000	1,120,006
Oportun Issuance Trust, Series 2026-A, Class D, 6.28%, 1/9/34(1)	629,000	625,043
Pagaya AI Debt Grantor Trust, Series 2025-1, Class C, 5.87%, 7/15/32(1)	398,514	399,341
Pagaya AI Debt Grantor Trust, Series 2025-3, Class B, 6.06%, 12/15/32(1)	436,911	438,171
Pagaya AI Debt Grantor Trust, Series 2025-8, Class B, 5.41%, 7/15/33(1)	482,834	479,727
Pagaya AI Debt Grantor Trust, Series 2026-2, Class B, 6.03%, 11/15/33(1)	584,165	582,948
Pagaya AI Debt Selection Trust, Series 2026-5, Class B, 6.39%, 3/15/34(1)	701,000	702,280
Pawneee Equipment Receivables LLC, Series 2022-1, Class D, 7.23%, 7/17/28(1)	361,000	361,092
Purchasing Power Funding LLC, Series 2026-A, Class D, 5.40%, 8/15/30(1)	636,000	630,285
RCKT Mortgage Trust, Series 2024-CES1, Class A1A, VRN, 6.03%, 2/25/44(1)	102,972	103,170
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)	138,000	136,798
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)	475,220	475,616
Research-Driven Pagaya Motor Asset Trust, Series 2026-1A, Class C, 5.69%, 1/25/35(1)	390,600	383,158
RKTL Trust, Series 2026-3A, Class D, 6.29%, 8/27/35(1)	834,000	831,091
RNL PH Owner LLC, Series 2026-1A, Class C, 5.59%, 3/20/56(1)	579,591	558,490
Santander Mortgage Asset Receivable Trust, Series 2025-CES1, Class A1A, 5.04%, 9/25/55(1)	575,575	568,243
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1A, SEQ, 4.88%, 1/25/56(1)	710,588	699,418
Santander Mortgage Asset Receivable Trust, Series 2026-CES1, Class A1B, SEQ, 4.98%, 1/25/56(1)	848,122	832,890
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)	248,000	240,079
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)	343,216	347,194
Sierra Timeshare Receivables Funding LLC, Series 2026-2A, Class D, 7.19%, 5/20/43(1)	920,355	920,717
Stack Infrastructure Issuer LLC, Series 2026-1A, Class A2, SEQ, 5.00%, 3/27/56(1)	829,478	791,380
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII, Series 2026-1A, Class A3, SEQ, 5.32%, 6/20/56(1)	998,750	982,839
Sunrun Artemis Issuer LLC, Series 2024-2A, Class A1, SEQ, 6.25%, 7/30/59(1)	962,631	962,651
United Auto Credit Securitization Trust, Series 2026-1, Class D, 5.65%, 7/10/31(1)	635,000	630,512
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)	584,262	588,706
USQ Rail I LLC, Series 2021-1A, Class A, SEQ, 2.25%, 2/28/51(1)	570,048	544,709
Verizon Master Trust, Series 2024-6, Class C, 4.67%, 8/20/30	400,000	399,327
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)	720,741	726,437
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	147,714	148,373
Westgate Resorts LLC, Series 2026-1A, Class C, 6.08%, 10/20/39(1)	314,316	314,616
TOTAL ASSET-BACKED SECURITIES (Cost $44,250,906)		43,855,202
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.2%
Private Sponsor Collateralized Mortgage Obligations — 13.7%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	26,862	26,113
Barclays Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.70%, 12/25/65(1)	739,671	725,087
84

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
BINOM Mortgage Loan Trust, Series 2026-NQM1, Class A2, 5.31%, 2/25/66(1)	$388,008	$382,967
BRAVO Residential Funding Trust, Series 2024-NQM2, Class A3, 6.59%, 2/25/64(1)	392,315	393,114
BRAVO Residential Funding Trust, Series 2025-NQM4, Class A2, 5.82%, 2/25/65(1)	381,300	380,891
BRAVO Residential Funding Trust, Series 2025-NQM7, Class A1B, 5.46%, 7/25/65(1)	225,753	224,700
BRAVO Residential Funding Trust, Series 2025-NQM9, Class A3, 5.55%, 9/25/65(1)	342,633	339,794
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A, SEQ, VRN, 6.00%, 2/25/55(1)	499,395	498,506
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)	77,347	76,930
Chase Home Lending Mortgage Trust, Series 2024-6, Class B1, VRN, 7.03%, 5/25/55(1)	509,049	529,436
Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	408,374	407,548
Chase Home Lending Mortgage Trust, Series 2025-2, Class A4, VRN, 6.00%, 12/25/55(1)	186,682	186,147
Chase Home Lending Mortgage Trust, Series 2025-8, Class A9, VRN, 6.25%, 6/25/56(1)	213,257	210,983
Chase Home Lending Mortgage Trust, Series 2025-9, Class A4A, SEQ, VRN, 5.50%, 6/25/56(1)	258,849	257,295
Chase Home Lending Mortgage Trust, Series 2026-4, Class A4, SEQ, VRN, 5.50%, 2/25/57(1)	1,426,554	1,417,282
Chase Home Lending Mortgage Trust, Series 2026-9, Class A4A, SEQ, VRN, 5.00%, 7/25/57(1)	1,450,000	1,430,289
Chase Home Lending Mortgage Trust, Series 2026-9, Class A6, SEQ, VRN, 5.50%, 7/25/57(1)	1,475,000	1,474,539
Citigroup Mortgage Loan Trust, Series 2024-1, Class A7A, VRN, 6.00%, 7/25/54(1)	50,447	50,398
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A5, VRN, 5.50%, 6/25/54(1)	3,686	3,676
COLT Mortgage Loan Trust, Series 2026-5, Class M1, VRN, 5.84%, 7/27/71(1)	636,000	627,606
Cross Mortgage Trust, Series 2024-H3, Class A2, 6.58%, 6/25/69(1)	120,188	120,579
Ellington Financial Mortgage Trust, Series 2025-NQM3, Class A1B, 5.49%, 8/25/70(1)	297,230	295,705
GS Mortgage-Backed Securities Trust, Series 2024-PJ7, Class A7, SEQ, VRN, 5.50%, 11/25/54(1)	15,262	15,225
GS Mortgage-Backed Securities Trust, Series 2024-PJ8, Class A3, VRN, 5.00%, 2/25/55(1)	239,931	230,401
GS Mortgage-Backed Securities Trust, Series 2026-PJ7, Class A4, SEQ, VRN, 5.50%, 10/25/56(1)	580,102	576,890
GS Mortgage-Backed Securities Trust, Series 2026-PJ9, Class A4, SEQ, VRN, 5.50%, 1/25/57(1)	1,250,000	1,242,122
HOMES Trust, Series 2025-AFC3, Class A1, VRN, 4.93%, 8/25/60(1)	323,938	319,999
HOMES Trust, Series 2025-AFC3, Class A2, 5.14%, 8/25/60(1)	668,123	660,859
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	113,086	112,915
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	236,494	236,144
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	69,977	69,910
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	35,485	35,429
JP Morgan Mortgage Trust, Series 2024-8, Class A3, VRN, 5.50%, 1/25/55(1)	82,625	81,243
JP Morgan Mortgage Trust, Series 2024-9, Class B1, VRN, 6.95%, 2/25/55(1)	485,644	504,437
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	164,601	163,187
JP Morgan Mortgage Trust, Series 2025-7MPR, Class A1D, SEQ, 5.32%, 2/25/56(1)	374,259	372,692
JP Morgan Mortgage Trust, Series 2025-CCM2, Class A4, SEQ, VRN, 6.00%, 9/25/55(1)	1,224,359	1,225,498
JP Morgan Mortgage Trust, Series 2025-NQM2, Class A1B, 5.57%, 9/25/65(1)	179,539	178,907
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1B, 5.50%, 11/25/65(1)	463,715	461,413
JP Morgan Mortgage Trust, Series 2026-ACES1, Class A2, VRN, 5.16%, 4/25/66(1)	764,000	743,597
JP Morgan Mortgage Trust, Series 2026-NQX1, Class A2, 5.81%, 7/25/66(1)	1,197,901	1,192,445
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, VRN, 6.00%, 7/25/54(1)	857,658	856,237
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A3, 6.14%, 11/25/69(1)	271,951	272,190
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A3, 5.90%, 7/25/70(1)	706,669	703,550
Morgan Stanley Residential Mortgage Loan Trust, Series 2026-NQM2, Class A1, VRN, 4.73%, 1/26/71(1)	1,130,753	1,108,104
New Residential Mortgage Loan Trust, Series 2026-NQM1, Class A2, 5.08%, 11/25/65(1)	916,494	904,784
New Residential Mortgage Loan Trust, Series 2026-NQM5, Class A2, 5.48%, 4/25/66(1)	815,157	806,595
OBX Trust, Series 2024-J1, Class A5, SEQ, VRN, 5.50%, 9/25/54(1)	21,569	21,520
OBX Trust, Series 2024-NQM11, Class A3, 6.23%, 6/25/64(1)	122,020	122,280
OBX Trust, Series 2025-J1, Class A4, SEQ, VRN, 6.00%, 5/25/55(1)	187,002	186,214
OBX Trust, Series 2025-J3, Class A5, SEQ, VRN, 5.00%, 10/25/55(1)	177,272	174,682
OBX Trust, Series 2025-NQM11, Class A1B, 5.42%, 5/25/65(1)	382,142	379,989
OBX Trust, Series 2025-NQM13, Class A1B, 5.44%, 5/25/65(1)	416,705	414,463
OBX Trust, Series 2026-AHC1, Class A5, SEQ, VRN, 5.50%, 4/25/56(1)	935,947	931,897
85

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
OBX Trust, Series 2026-AHC1, Class AF, VRN, 5.39%, (30-day average SOFR plus 1.75%), 4/25/56(1)	$594,975	$591,602
OBX Trust, Series 2026-INV2, Class AF, VRN, 5.39%, (30-day average SOFR plus 1.75%), 4/25/56(1)	505,333	502,443
OBX Trust, Series 2026-J2, Class A4, SEQ, VRN, 5.50%, 7/25/56(1)	763,034	759,070
PMT Loan Trust, Series 2025-CNF1, Class A8, SEQ, VRN, 5.00%, 10/25/56(1)	1,145,665	1,125,664
PMT Loan Trust, Series 2025-J2, Class A9, VRN, 5.50%, 8/25/56(1)	226,852	225,696
PRKCM Trust, Series 2025-AFC1, Class A1B, 5.10%, 10/25/60(1)	511,564	505,593
PRKCM Trust, Series 2026-AFC2, Class A3, 5.72%, 4/25/61(1)	968,156	963,219
Provident Funding Mortgage Trust, Series 2025-4, Class A4, VRN, 5.50%, 9/25/55(1)	418,298	416,189
PRPM LLC, Series 2024-NQM3, Class A3, 5.53%, 8/25/69(1)	987,314	981,583
Radian Mortgage Capital Trust, Series 2025-J2, Class A15, VRN, 5.50%, 11/25/55(1)	228,652	227,685
Rate Mortgage Trust, Series 2024-J4, Class A5, SEQ, VRN, 5.50%, 12/25/54(1)	192,256	191,515
Rate Mortgage Trust, Series 2026-J2, Class A27, VRN, 5.29%, (30-day average SOFR plus 1.65%), 7/25/56(1)	868,905	868,586
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2, 5.85%, 5/25/65(1)	1,518,389	1,515,790
Santander Mortgage Asset Receivable Trust, Series 2026-NQM3, Class A1, VRN, 5.18%, 3/25/66(1)	539,199	533,630
Santander Mortgage Asset Receivable Trust, Series 2026-NQMS1, Class A3, 6.00%, 10/25/65(1)	747,088	742,601
Sequoia Mortgage Trust, Series 2024-4, Class A4, VRN, 6.00%, 5/25/54(1)	92,106	92,205
Sequoia Mortgage Trust, Series 2025-6, Class A11, SEQ, VRN, 5.50%, 7/25/55(1)	774,774	773,346
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	247,942	246,718
Sequoia Mortgage Trust, Series 2025-7, Class A5, SEQ, VRN, 5.50%, 8/25/55(1)	201,562	200,321
Sequoia Mortgage Trust, Series 2026-INV3, Class A26F, VRN, 5.24%, (30-day average SOFR plus 1.60%), 5/25/56(1)	846,665	843,533
SG Residential Mortgage Trust, Series 2025-1, Class A1, VRN, 5.10%, 12/25/65(1)	802,275	794,660
SG Residential Mortgage Trust, Series 2026-1, Class A2, 4.99%, 1/25/66(1)	641,698	631,576
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.04%, (30-day average SOFR plus 3.40%), 11/25/33(1)	5,497	5,509
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	20,658	19,751
Verus Securitization Trust, Series 2024-4, Class A1, 6.22%, 6/25/69(1)	77,697	78,115
Verus Securitization Trust, Series 2024-9, Class A3, 5.89%, 11/25/69(1)	285,614	285,203
Verus Securitization Trust, Series 2025-4, Class A3, 5.75%, 5/25/70(1)	101,089	100,908
Verus Securitization Trust, Series 2026-R5, Class A3, 5.76%, 3/25/68(1)	439,041	436,700
		40,024,814
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 377, Class C4, IO, 2.00%, 1/25/51	3,272,798	424,265
FNMA, Series 2024-R01, Class 1M1, VRN, 4.69%, (30-day average SOFR plus 1.05%), 1/25/44(1)	24,523	24,512
FNMA, Series 436, Class C32, IO, 2.00%, 10/25/52	7,426,086	943,266
		1,392,043
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,663,302)		41,416,857
U.S. TREASURY SECURITIES — 11.8%
U.S. Treasury Notes, 4.625%, 6/15/27(3)	900,000	903,286
U.S. Treasury Notes, 4.25%, 8/15/29	2,800,000	2,788,297
U.S. Treasury Notes, 4.00%, 10/31/29	31,100,000	30,713,679
TOTAL U.S. TREASURY SECURITIES (Cost $34,473,359)		34,405,262
CONVERTIBLE PREFERRED SECURITIES — 5.6%
Banks — 4.9%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	800,000	801,565
Banco Bilbao Vizcaya Argentaria SA, 9.375%	420,000	455,164
Banco Davivienda SA, 6.65%(1)	811,000	769,931
Banco de Credito e Inversiones SA, 8.75%(1)	497,000	531,798
Banco Mercantil del Norte SA, 5.875%(1)	420,000	419,285
Banco Mercantil del Norte SA, 7.625%(1)	600,000	604,763
Banco Santander SA, 7.00%	400,000	495,559
86

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
BNP Paribas SA, 8.50%(1)	1,065,000	$1,119,357
Commerzbank AG, 7.50%	200,000	207,683
Credit Agricole SA, 4.75%(1)	337,000	326,243
Credit Agricole SA, 6.50%	400,000	483,753
HSBC Holdings PLC, 6.50%	567,000	574,129
HSBC Holdings PLC, 6.875%	980,000	1,001,391
ING Groep NV, 4.875%	1,262,000	1,217,130
ING Groep NV, 7.50%	450,000	461,713
KBC Group NV, 6.00%	600,000	720,031
Lloyds Banking Group PLC, 8.00%	1,285,000	1,364,454
Societe Generale SA, 10.00%(1)	940,000	1,017,329
Swedbank AB, 7.75%	1,600,000	1,684,084
		14,255,362
Capital Markets — 0.4%
UBS Group AG, 9.25%(1)	1,115,000	1,193,352
Insurance — 0.3%
AXA SA, 5.75%	658,000	779,107
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $16,177,932)		16,227,821
PREFERRED SECURITIES — 3.4%
Banks — 1.2%
Bank of America Corp., 4.375%	735,000	732,092
Citigroup, Inc., 7.625%	1,160,000	1,214,305
Citizens Financial Group, Inc., 4.00%	590,000	588,409
KeyCorp, 5.00%	465,000	465,176
M&T Bank Corp., 5.125%	469,000	470,363
		3,470,345
Capital Markets — 0.3%
Bank of New York Mellon Corp., 6.15%	216,000	215,443
Goldman Sachs Group, Inc., 6.50%	605,000	602,420
		817,863
Consumer Finance — 1.0%
Ally Financial, Inc., 4.70%	1,010,000	980,371
Capital One Financial Corp., 3.95%(2)	560,000	560,000
Capital One Financial Corp., 5.50%	970,000	970,188
Sumisho Air Lease Corp., 8.26%	205,000	206,288
Synchrony Financial, 7.25%	250,000	246,363
		2,963,210
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp., 8.00%(1)	590,000	591,683
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.35%	717,000	715,581
Oil, Gas and Consumable Fuels — 0.5%
Energy Transfer LP, 6.625%	1,072,000	1,079,208
Energy Transfer LP, 7.125%	290,000	298,456
		1,377,664
TOTAL PREFERRED SECURITIES (Cost $9,902,239)		9,936,346
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.3%
AREIT Ltd., Series 2026-CRE12, Class B, VRN, 5.45%, (1-month SOFR plus 1.80%), 2/18/44(1)	$720,000	720,605
BDS LLC, Series 2026-FL18, Class A, VRN, 4.95%, (1-month SOFR plus 1.30%), 2/19/44(1)	1,000,000	1,000,925
Benchmark Mortgage Trust, Series 2018-B5, Class B, 4.57%, 7/15/51	104,014	98,693
Benchmark Mortgage Trust, Series 2020-B16, Class D, 2.50%, 2/15/53(1)	68,000	51,484
87

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
BFLD Trust, Series 2025-FPM, Class B, VRN, 5.78%, 10/10/40(1)	$105,000	$104,208
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 5.90%, (1-month SOFR plus 2.26%), 9/15/35(1)	17,507	17,511
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.30%, (1-month SOFR plus 1.66%), 5/15/38(1)	250,000	250,178
Citigroup Commercial Mortgage Trust, Series 2020-555, Class E, VRN, 3.62%, 12/10/41(1)	623,000	552,448
Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class D, VRN, 6.09%, 7/15/59(1)	884,000	865,761
FS Rialto Issuer LLC, Series 2024-FL9, Class A, VRN, 5.28%, (1-month SOFR plus 1.63%), 10/19/39(1)	1,000,000	1,004,271
MF1 LLC, Series 2025-FL17, Class AS, VRN, 5.21%, (1-month SOFR plus 1.57%), 2/18/40(1)	1,000,000	1,000,558
MF1 LLC, Series 2025-FL19, Class A, VRN, 5.13%, (1-month SOFR plus 1.49%), 5/18/42(1)	1,000,000	1,001,652
Morgan Stanley Capital I Trust, Series 2020-L4, Class AS, 2.88%, 2/15/53	126,000	114,498
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, SEQ, VRN, 5.75%, 7/15/39(1)	200,000	200,536
SCG Mortgage Trust, Series 2024-MSP, Class B, VRN, 6.08%, (1-month SOFR plus 2.44%), 4/15/41(1)	261,000	261,425
SHR Trust, Series 2024-LXRY, Class B, VRN, 6.09%, (1-month SOFR plus 2.45%), 10/15/41(1)	247,000	247,869
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, VRN, 5.08%, (1-month SOFR plus 1.44%), 2/15/42(1)	246,000	244,323
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	300,000	300,203
UBS Commercial Mortgage Trust, Series 2018-C14, Class B, VRN, 5.10%, 12/15/51	220,000	212,602
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M1, VRN, 5.49%, 2/25/56(1)	845,661	827,109
Velocity Commercial Capital Loan Trust, Series 2026-1, Class M2, VRN, 5.89%, 2/25/56(1)	264,598	258,376
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, SEQ, VRN, 6.13%, 3/15/40(1)	209,000	209,368
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class D, VRN, 2.60%, 11/15/50(1)	20,000	17,422
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $9,570,816)		9,562,025
COLLATERALIZED LOAN OBLIGATIONS — 1.9%
AGL CLO 15 Ltd., Series 2021-15A, Class A1R, VRN, 4.93%, (3-month SOFR plus 1.20%), 1/20/39(1)	475,000	475,705
AIMCO CLO 18 Ltd., Series 2022-18A, Class A1R2, VRN, 5.04%, (3-month SOFR plus 1.20%), 7/20/39(1)	700,000	701,321
Apidos CLO LVIII, Series 2026-58A, Class A1, VRN, 5.10%, (3-month SOFR plus 1.20%), 10/20/39(1)(4)	675,000	675,505
CIFC Funding Ltd., Series 2025-7A, Class A1, VRN, 4.93%, (3-month SOFR plus 1.20%), 1/22/39(1)	675,000	675,985
Elmwood CLO 20 Ltd., Series 2022-7A, Class AR2, VRN, 4.93%, (3-month SOFR plus 1.20%), 1/20/39(1)	675,000	675,970
Elmwood CLO 31 Ltd., Series 2024-7A, Class A1R, VRN, 4.96%, (3-month SOFR plus 1.23%), 7/17/39(1)	1,275,000	1,277,167
Octagon 68 Ltd., Series 2023-1A, Class A1R, VRN, 4.96%, (3-month SOFR plus 1.23%), 10/20/38(1)	475,000	476,283
Voya CLO Ltd., Series 2021-3A, Class A1R, VRN, 5.00%, (3-month SOFR plus 1.25%), 4/15/38(1)	575,000	576,096
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,531,433)		5,534,032
BANK LOAN OBLIGATIONS(5) — 1.1%
Aerospace and Defense — 0.4%
TransDigm, Inc., 2025 Term Loan K, 5.94%, (1-month SOFR plus 2.25%), 3/22/30	1,097,236	1,100,967
Automobile Components — 0.2%
Clarios Global LP, 2024 USD Term Loan B, 6.19%, (1-month SOFR plus 2.50%), 5/6/30	640,000	643,040
Media — 0.2%
Charter Communications Operating LLC, 2023 Term Loan B4, 5.73%, (3-month SOFR plus 2.00%), 12/7/30	99,744	98,846
Discovery Global Holdings, Inc., 2026 USD Term Loan B, 6.19%, (1-month SOFR plus 2.50%), 6/3/33	459,039	460,544
		559,390
Passenger Airlines — 0.0%
American Airlines, Inc., 2024 1st Lien Term Loan B, 5.94%, (6-month SOFR plus 2.25%), 2/15/28	129,600	129,519
Pharmaceuticals — 0.3%
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, 5.94%, (1-month SOFR plus 2.25%), 5/5/28	776,823	780,054
TOTAL BANK LOAN OBLIGATIONS (Cost $3,206,256)		3,212,970
MUNICIPAL SECURITIES — 0.9%
Build NYC Resource Corp. Rev., (RiverSpring Health Senior Living, Inc. Obligated Group), 7.00%, 12/15/30 (1)	1,285,000	1,256,780
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1)	210,000	207,591
88

Schedule of Investments - Short Duration Strategic Income ETF

	Principal Amount/Shares	Value
Montana Facility Finance Authority Rev., (State John's Lutheran Ministries, Inc. Obligated Group), 7.12%, 5/15/31	$250,000	$247,110
Palm Beach County Health Facilities Authority Rev., (Green Cay Life Plan Village, Inc.), 7.75%, 11/15/31 (1)(4)	1,095,000	1,089,800
TOTAL MUNICIPAL SECURITIES (Cost $2,839,966)		2,801,281
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Mexico — 0.3%
Eagle Funding Luxco SARL, 5.50%, 8/17/30(1)	853,000	852,787
Mongolia — 0.1%
Development Bank of Mongolia LLC, 6.90%, 7/2/31(1)	211,000	210,971
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,069,191)		1,063,758
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio(6) (Cost $924,698)	924,698	924,698
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $289,579,225)		288,360,362
OTHER ASSETS AND LIABILITIES — 1.1%		3,078,236
TOTAL NET ASSETS — 100.0%		$291,438,598

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	330,730	CAD	462,734	Morgan Stanley & Co. LLC	9/16/26	$(3,366)
USD	170,468	CAD	235,653	Morgan Stanley & Co. LLC	9/16/26	325
USD	695,761	EUR	610,107	Morgan Stanley & Co. LLC	9/16/26	(13,298)
USD	243,853	EUR	213,418	Morgan Stanley & Co. LLC	9/16/26	(4,178)
USD	235,372	EUR	206,353	Morgan Stanley & Co. LLC	9/16/26	(4,449)
USD	242,594	EUR	212,585	Morgan Stanley & Co. LLC	9/16/26	(4,469)
USD	106,468	EUR	92,759	Morgan Stanley & Co. LLC	9/16/26	(1,335)
USD	243,371	EUR	210,795	Morgan Stanley & Co. LLC	9/16/26	(1,612)
USD	454,680	EUR	391,572	Morgan Stanley & Co. LLC	9/16/26	(400)
USD	1,337,950	EUR	1,173,655	UBS AG	9/16/26	(26,058)
						$(58,840)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	68	December 2026	$13,955,938	$(35,007)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Canadian 10-Year Government Bonds	2	December 2026	$169,126	$875
Euro-Bobl 5-Year Bonds	15	September 2026	1,974,053	15,063
U.S. Treasury 10-Year Notes	55	December 2026	5,921,094	39,190
U.S. Treasury 10-Year Ultra Notes	38	December 2026	4,158,031	32,582
U.S. Treasury 5-Year Notes	44	December 2026	4,650,938	27,315
U.S. Treasury Long Bonds	5	December 2026	543,125	4,990
			$17,416,367	$120,015
^Amount represents value and unrealized appreciation (depreciation).

89

Schedule of Investments - Short Duration Strategic Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 46	Buy	(5.00)%	6/20/31	$22,551,760	$(1,749,041)	$(259,290)	$(2,008,331)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $160,412,523, which represented 55.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $893,208. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $530,931.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $924,698.

90

Schedule of Investments - Short Duration Strategic Income ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$119,420,110	—
Asset-Backed Securities	—	43,855,202	—
Collateralized Mortgage Obligations	—	41,416,857	—
U.S. Treasury Securities	—	34,405,262	—
Convertible Preferred Securities	—	16,227,821	—
Preferred Securities	—	9,936,346	—
Commercial Mortgage-Backed Securities	—	9,562,025	—
Collateralized Loan Obligations	—	5,534,032	—
Bank Loan Obligations	—	3,212,970	—
Municipal Securities	—	2,801,281	—
Sovereign Governments and Agencies	—	1,063,758	—
Short-Term Investments	$924,698	—	—
	$924,698	$287,435,664	—
Other Financial Instruments
Futures Contracts	$104,077	$15,938	—
Forward Foreign Currency Exchange Contracts	—	325	—
	$104,077	$16,263	—

Liabilities
Other Financial Instruments
Futures Contracts	$35,007	—	—
Swap Agreements	—	$2,008,331	—
Forward Foreign Currency Exchange Contracts	—	59,165	—
	$35,007	$2,067,496	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Asset Derivatives:
Receivable for variation margin on futures contracts*	—	—	$33,741	$33,741
Unrealized appreciation on forward foreign currency exchange contracts	—	$325	—	325
				$34,066
Liability Derivatives:
Payable for variation margin on swap agreements*	$243,534	—	—	$243,534
Unrealized depreciation on forward foreign currency exchange contracts	—	$59,165	—	59,165
				$302,699
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

91

Schedule of Investments - Short Duration Strategic Income ETF

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	—	$296,774	$296,774
Swap agreement transactions	$142,216	—	—	142,216
				$438,990
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(58,840)	—	$(58,840)
Futures contracts	—	—	$78,971	78,971
Swap agreements	$(227,911)	—	—	(227,911)
				$(207,780)

See Notes to Financial Statements.
92

Statements of Assets and Liabilities

AUGUST 31, 2026
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Assets
Investment securities, at value	$84,054,281	$919,660,285
Investment made with cash collateral received for securities on loan, at value	—	7,808,105
Cash	781	1,247
Receivable for investments sold	25,000	1,679,187
Interest receivable	1,000,450	12,665,412
Securities lending receivable	—	4,329
	85,080,512	941,818,565

Liabilities
Payable for collateral received for securities on loan	—	7,808,105
Payable for investments purchased	1,494,938	6,687,722
Payable for variation margin on futures contracts	—	457,125
Accrued management fees	17,422	224,986
	1,512,360	15,177,938

Net Assets	$83,568,152	$926,640,627

Shares outstanding (unlimited number of shares authorized)	1,700,000	20,200,000

Net Asset Value Per Share	$49.16	$45.87

Net Assets Consist of:
Capital paid in	$84,549,841	$964,666,991
Distributable earnings (loss)	(981,689)	(38,026,364)
	$83,568,152	$926,640,627

Investment securities, at cost	$84,847,801	$932,381,785
Investment securities on loan, at value	—	$9,552,493
Investment made with cash collateral received for securities on loan, at cost	—	$7,808,105

See Notes to Financial Statements.
93

Statements of Assets and Liabilities

AUGUST 31, 2026
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Assets
Investment securities, at value	$682,442,669	$33,217,643
Cash	—	2,800
Receivable for investments sold	684,070	—
Interest receivable	8,215,067	103,409
	691,341,806	33,323,852

Liabilities
Payable for investments purchased	7,387,903	500,300
Accrued management fees	145,357	4,345
	7,533,260	504,645

Net Assets	$683,808,546	$32,819,207

Shares outstanding (unlimited number of shares authorized)	13,800,000	650,000

Net Asset Value Per Share	$49.55	$50.49

Net Assets Consist of:
Capital paid in	$710,167,567	$32,817,976
Distributable earnings (loss)	(26,359,021)	1,231
	$683,808,546	$32,819,207

Investment securities, at cost	$690,108,727	$33,216,926

See Notes to Financial Statements.
94

Statements of Assets and Liabilities

AUGUST 31, 2026
	Multisector Income ETF	Securitized Credit ETF
Assets
Investment securities, at value	$259,415,200	$20,085,186
Investment made with cash collateral received for securities on loan, at value	1,631,763	—
Cash	497,754	—
Receivable for investments sold	970,063	—
Unrealized appreciation on forward foreign currency exchange contracts	88,448	—
Interest and dividends receivable	2,419,710	76,459
Securities lending receivable	1,987	—
	265,024,925	20,161,645

Liabilities
Payable for collateral received for securities on loan	1,631,763	—
Payable for investments purchased	269,680	201,119
Payable for variation margin on futures contracts	162,102	1,328
Payable for variation margin on swap agreements	1,211	—
Unrealized depreciation on forward foreign currency exchange contracts	84,722	—
Swap agreements, at value	150,336	—
Accrued management fees	76,306	4,922
	2,376,120	207,369

Net Assets	$262,648,805	$19,954,276

Shares outstanding (unlimited number of shares authorized)	6,100,000	400,000

Net Asset Value Per Share	$43.06	$49.89

Net Assets Consist of:
Capital paid in	$281,343,682	$20,000,000
Distributable earnings (loss)	(18,694,877)	(45,724)
	$262,648,805	$19,954,276

Investment securities, at cost	$261,482,065	$20,183,477
Investment securities on loan, at value	$1,742,199	—
Investment made with cash collateral received for securities on loan, at cost	$1,631,763	—

See Notes to Financial Statements.
95

Statements of Assets and Liabilities

AUGUST 31, 2026
	Select High Yield ETF	Short Duration Strategic Income ETF
Assets
Investment securities, at value	$61,201,618	$287,435,664
Investment made with cash collateral received for securities on loan, at value	1,918,515	924,698
Cash	—	2,946,093
Foreign currency holdings, at value	—	9
Receivable for investments sold	—	2,273,006
Receivable for variation margin on futures contracts	—	33,741
Unrealized appreciation on forward foreign currency exchange contracts	—	325
Interest receivable	988,251	1,169,708
Securities lending receivable	1,788	392
	64,110,172	294,783,636

Liabilities
Payable for collateral received for securities on loan	1,918,515	924,698
Payable for investments purchased	—	2,042,165
Payable for variation margin on swap agreements	—	243,534
Unrealized depreciation on forward foreign currency exchange contracts	—	59,165
Accrued management fees	23,727	75,476
	1,942,242	3,345,038

Net Assets	$62,167,930	$291,438,598

Shares outstanding (unlimited number of shares authorized)	1,350,000	5,700,000

Net Asset Value Per Share	$46.05	$51.13

Net Assets Consist of:
Capital paid in	$64,780,320	$292,135,913
Distributable earnings (loss)	(2,612,390)	(697,315)
	$62,167,930	$291,438,598

Investment securities, at cost	$61,669,907	$288,654,527
Investment securities on loan, at value	$2,135,450	$893,208
Investment made with cash collateral received for securities on loan, at cost	$1,918,515	$924,698
Foreign currency holdings, at cost	—	$9

See Notes to Financial Statements.
96

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	California Municipal Bond ETF	Diversified Corporate Bond ETF
Investment Income (Loss)
Income:
Interest	$2,622,492	$39,503,204
Securities lending, net	—	75,775
	2,622,492	39,578,979

Expenses:
Management fees	179,594	2,144,708
Trustees' fees and expenses	906	8,216
Other expenses	72	8,339
	180,572	2,161,263

Net investment income (loss)	2,441,920	37,417,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	45,746	(1,869,943)
Futures contract transactions	(407)	(2,375,496)
	45,339	(4,245,439)

Change in net unrealized appreciation (depreciation) on:
Investments	(158,894)	(20,482,395)
Futures contracts	357	(789,634)
	(158,537)	(21,272,029)

Net realized and unrealized gain (loss)	(113,198)	(25,517,468)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,328,722	$11,900,248

See Notes to Financial Statements.
97

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Investment Income (Loss)
Income:
Interest	$24,274,399	$1,500,119

Expenses:
Management fees	1,693,942	76,394
Trustees' fees and expenses	6,547	—
Other expenses	94	—
	1,700,583	76,394

Fees waived	(106,799)	—
	1,593,784	76,394

Net investment income (loss)	22,680,615	1,423,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(531,168)	14,447
Futures contract transactions	(94)	—
	(531,262)	14,447

Change in net unrealized appreciation (depreciation) on:
Investments	2,213,592	(83,342)
Futures contracts	455	—
	2,214,047	(83,342)

Net realized and unrealized gain (loss)	1,682,785	(68,895)

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,363,400	$1,354,830

See Notes to Financial Statements.
98

Statements of Operations

YEAR ENDED AUGUST 31, 2026 (EXCEPT AS NOTED)
	Multisector Income ETF	Securitized Credit ETF(1)
Investment Income (Loss)
Income:
Interest	$11,278,134	$276,197
Dividends	89,223	—
Securities lending, net	12,860	—
Less foreign taxes withheld	(206)	—
	11,380,011	276,197

Expenses:
Management fees	718,488	15,255
Trustees' fees and expenses	—	60
Other expenses	4,388	6
	722,876	15,321

Net investment income (loss)	10,657,135	260,876

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	131,631	(20,908)
Forward foreign currency exchange contract transactions	56,248	—
Futures contract transactions	(1,330,463)	(724)
Swap agreement transactions	82,242	—
Foreign currency translation transactions	9,116	—
	(1,051,226)	(21,632)

Change in net unrealized appreciation (depreciation) on:
Investments	(4,220,250)	(98,291)
Forward foreign currency exchange contracts	3,726	—
Futures contracts	(709,186)	(4,637)
Swap agreements	(239,038)	—
Translation of assets and liabilities in foreign currencies	414	—
	(5,164,334)	(102,928)

Net realized and unrealized gain (loss)	(6,215,560)	(124,560)

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,441,575	$136,316
(1)May 27, 2026 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
99

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Select High Yield ETF	Short Duration Strategic Income ETF
Investment Income (Loss)
Income:
Interest	$3,601,672	$9,090,831
Securities lending, net	17,807	14,183
	3,619,479	9,105,014

Expenses:
Management fees	255,498	573,343
Other expenses	—	691
	255,498	574,034

Net investment income (loss)	3,363,981	8,530,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(206,680)	(429,493)
Futures contract transactions	—	296,774
Swap agreement transactions	—	142,216
Foreign currency translation transactions	35	1,894
	(206,645)	11,391

Change in net unrealized appreciation (depreciation) on:
Investments	(630,937)	(2,143,772)
Forward foreign currency exchange contracts	—	(58,840)
Futures contracts	—	78,971
Swap agreements	—	(227,911)
Translation of assets and liabilities in foreign currencies	—	453
	(630,937)	(2,351,099)

Net realized and unrealized gain (loss)	(837,582)	(2,339,708)

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,526,399	$6,191,272

See Notes to Financial Statements.
100

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	California Municipal Bond ETF		Diversified Corporate Bond ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$2,441,920	$1,155,565	$37,417,716	$21,761,193
Net realized gain (loss)	45,339	(456,981)	(4,245,439)	(1,562,237)
Change in net unrealized appreciation (depreciation)	(158,537)	(678,714)	(21,272,029)	1,280,814
Net increase (decrease) in net assets resulting from operations	2,328,722	19,870	11,900,248	21,479,770

Distributions to Shareholders
From earnings	(2,386,660)	(1,057,335)	(36,656,755)	(20,685,860)

Capital Share Transactions
Proceeds from shares sold	32,480,635	29,361,960	482,592,015	274,882,050
Payments for shares redeemed	—	—	(97,235,685)	(4,617,630)
Other capital	49,413	52,852	11,752	8,509
Net increase (decrease) in net assets from capital share transactions	32,530,048	29,414,812	385,368,082	270,272,929

Net increase (decrease) in net assets	32,472,110	28,377,347	360,611,575	271,066,839

Net Assets
Beginning of period	51,096,042	22,718,695	566,029,052	294,962,213
End of period	$83,568,152	$51,096,042	$926,640,627	$566,029,052

Transactions in Shares of the Funds
Sold	650,000	600,000	10,250,000	5,900,000
Redeemed	—	—	(2,050,000)	(100,000)
Net increase (decrease) in shares of the funds	650,000	600,000	8,200,000	5,800,000

See Notes to Financial Statements.
101

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Diversified Municipal Bond ETF		Multisector Floating Income ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$22,680,615	$18,283,550	$1,423,725	$2,962,302
Net realized gain (loss)	(531,262)	(4,685,829)	14,447	(68,449)
Change in net unrealized appreciation (depreciation)	2,214,047	(14,957,893)	(83,342)	36,907
Net increase (decrease) in net assets resulting from operations	24,363,400	(1,360,172)	1,354,830	2,930,760

Distributions to Shareholders
From earnings	(22,327,655)	(17,940,085)	(1,599,665)	(3,171,740)

Capital Share Transactions
Proceeds from shares sold	193,429,290	62,904,830	10,082,811	—
Payments for shares redeemed	—	(34,241,390)	(27,752,240)	(7,544,790)
Other capital	209,502	210,406	4,138	3,064
Net increase (decrease) in net assets from capital share transactions	193,638,792	28,873,846	(17,665,291)	(7,541,726)

Net increase (decrease) in net assets	195,674,537	9,573,589	(17,910,126)	(7,782,706)

Net Assets
Beginning of period	488,134,009	478,560,420	50,729,333	58,512,039
End of period	$683,808,546	$488,134,009	$32,819,207	$50,729,333

Transactions in Shares of the Funds
Sold	3,850,000	1,250,000	200,000	—
Redeemed	—	(700,000)	(550,000)	(150,000)
Net increase (decrease) in shares of the funds	3,850,000	550,000	(350,000)	(150,000)

See Notes to Financial Statements.
102

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Multisector Income ETF		Securitized Credit ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026(1)
Operations
Net investment income (loss)	$10,657,135	$10,578,859	$260,876
Net realized gain (loss)	(1,051,226)	1,920,919	(21,632)
Change in net unrealized appreciation (depreciation)	(5,164,334)	(1,891,954)	(102,928)
Net increase (decrease) in net assets resulting from operations	4,441,575	10,607,824	136,316

Distributions to Shareholders
From earnings	(10,824,780)	(11,110,650)	(182,040)

Capital Share Transactions
Proceeds from shares sold	116,171,260	8,730,355	20,000,000
Payments for shares redeemed	(22,167,915)	(21,758,733)	—
Other capital	3,124	1,021	—
Net increase (decrease) in net assets from capital share transactions	94,006,469	(13,027,357)	20,000,000

Net increase (decrease) in net assets	87,623,264	(13,530,183)	19,954,276

Net Assets
Beginning of period	175,025,541	188,555,724	—
End of period	$262,648,805	$175,025,541	$19,954,276

Transactions in Shares of the Funds
Sold	2,650,000	200,000	400,000
Redeemed	(500,000)	(500,000)	—
Net increase (decrease) in shares of the funds	2,150,000	(300,000)	400,000
(1)May 27, 2026 (fund inception) through August 31, 2026.

See Notes to Financial Statements.

103

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Select High Yield ETF		Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$3,363,981	$2,102,754	$8,530,980	$3,773,297
Net realized gain (loss)	(206,645)	(157,844)	11,391	244,754
Change in net unrealized appreciation (depreciation)	(630,937)	558,340	(2,351,099)	105,337
Net increase (decrease) in net assets resulting from operations	2,526,399	2,503,250	6,191,272	4,123,388

Distributions to Shareholders
From earnings	(3,339,695)	(2,076,585)	(8,054,190)	(3,845,465)

Capital Share Transactions
Proceeds from shares sold	16,266,180	11,570,226	226,108,876	46,051,190
Payments for shares redeemed	—	—	(17,980,060)	(15,300,090)
Other capital	3,523	1,308	6,135	11,461
Net increase (decrease) in net assets from capital share transactions	16,269,703	11,571,534	208,134,951	30,762,561

Net increase (decrease) in net assets	15,456,407	11,998,199	206,272,033	31,040,484

Net Assets
Beginning of period	46,711,523	34,713,324	85,166,565	54,126,081
End of period	$62,167,930	$46,711,523	$291,438,598	$85,166,565

Transactions in Shares of the Funds
Sold	350,000	250,000	4,400,000	900,000
Redeemed	—	—	(350,000)	(300,000)
Net increase (decrease) in shares of the funds	350,000	250,000	4,050,000	600,000

See Notes to Financial Statements.
104

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century California Municipal Bond ETF	California Municipal Bond ETF	CATF	NYSE Arca, Inc.
American Century Diversified Corporate Bond ETF	Diversified Corporate Bond ETF	KORP	NYSE Arca, Inc.
American Century Diversified Municipal Bond ETF	Diversified Municipal Bond ETF	TAXF	NYSE Arca, Inc.
American Century Multisector Floating Income ETF	Multisector Floating Income ETF	FUSI	NYSE Arca, Inc.
American Century Multisector Income ETF	Multisector Income ETF	MUSI	NYSE Arca, Inc.
American Century Securitized Credit ETF	Securitized Credit ETF	ASEC	The Nasdaq Stock Market LLC
American Century Select High Yield ETF	Select High Yield ETF	AHYB	NYSE Arca, Inc.
American Century Short Duration Strategic Income ETF	Short Duration Strategic Income ETF	SDSI	The Nasdaq Stock Market LLC
American Century Securitized Credit ETF incepted on May 27, 2026.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

105

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

106

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.29%
Multisector Income ETF	0.35%*
Securitized Credit ETF	0.29%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%
*Effective September 14, 2026, the investment advisor agreed to reduce the fund's management fee to 0.29%.

The annual management fee and the effective annual management fee for the period ended August 31, 2026 are as follows:

	Annual Management Fee*	Effective Annual Management Fee
California Municipal Bond ETF	0.25%	0.27%
Diversified Municipal Bond ETF	0.25%	0.29%**
Multisector Floating Income ETF	0.19%	0.26%
* Prior to August 1, 2026, the annual management fee was 0.27% for California Municipal Bond ETF, 0.29% for Diversified Municipal Bond ETF and 0.27% for Multisector Floating Income ETF, respectively.
** From September 1, 2025 through July 31, 2026, the investment advisor agreed to waive 0.02% of the fund’s management fee. Effective August 1, 2026, the investment advisor terminated the waiver. The effective annual management fee after waiver is 0.27% for the period ended August 31, 2026.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
California Municipal Bond ETF	American Century California Tax-Free and Municipal Funds	22%
Diversified Corporate Bond ETF	American Century Strategic Asset Allocations, Inc	6%
Multisector Floating Income ETF	American Century Investment Management, Inc. (ACIM)	17%
Multisector Income ETF	American Century Strategic Asset Allocations, Inc	28%
Securitized Credit ETF	American Century Investment Management, Inc. (ACIM)	74%
Short Duration Strategic Income ETF	American Century Strategic Asset Allocations, Inc	16%
107

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$199,195	$20,984,956	$1,693,160	$2,473,453
Purchases of other investment securities	$42,997,780	$1,313,762,555	$271,187,992	$24,110,234
Total Purchases	$43,196,975	$1,334,747,511	$272,881,152	$26,583,687

Sales of U.S. Treasury and Government Agency obligations	—	$9,226,931	—	$5,197,690
Sales of other investment securities	$11,369,844	$1,280,627,077	$92,990,159	$32,024,100
Total Sales	$11,369,844	$1,289,854,008	$92,990,159	$37,221,790

	Multisector Income ETF	Securitized Credit ETF(1)	Select High Yield ETF	Short Duration Strategic Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$91,619,422	$13,628,266	—	$295,189,175
Purchases of other investment securities	$251,458,575	$23,911,836	$15,704,469	$268,896,190
Total Purchases	$343,077,997	$37,540,102	$15,704,469	$564,085,365

Sales of U.S. Treasury and Government Agency obligations	$96,521,150	$13,259,074	—	$353,503,621
Sales of other investment securities	$251,261,350	$4,530,467	$15,455,606	$207,216,197
Total Sales	$347,782,500	$17,789,541	$15,455,606	$560,719,818
(1)May 27, 2026 (fund inception) through August 31, 2026.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$422,755,414	$95,467,003	$3,802,221
Diversified Municipal Bond ETF	$14,586,320	—	—
Multisector Floating Income ETF	$7,503,031	$27,501,733	$(4,688)
Multisector Income ETF	$113,843,942	$21,809,521	$350,997
Select High Yield ETF	$15,020,811	—	—
Short Duration Strategic Income ETF	$220,443,961	$17,857,978	$194,422
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the
108

periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Multisector Income ETF	$5,699,917
Short Duration Strategic Income ETF	$6,062,043

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Multisector Income ETF	$9,736,074
Short Duration Strategic Income ETF	$3,626,987

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts or interest rate swap agreements in order to manage its exposure to changes in market conditions. The value of bonds generally declines as interest rates rise. The risks of entering into interest rate risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
California Municipal Bond ETF	$2,084,766	$685,406
Diversified Corporate Bond ETF	$68,389,675	$15,793,675
Diversified Municipal Bond ETF	$22,098,516	$5,825,953
Multisector Income ETF	$60,688,727	$1,765,628
Securitized Credit ETF	$1,517,945	—
Short Duration Strategic Income ETF	$8,769,911	$8,513,063

A fund may enter into interest rate swap agreements to gain exposure to declines in interest rates, to protect against increases in interest rates, or to maintain its ability to generate income at prevailing interest rates. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Multisector Income ETF	$2,352,475
109

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 (except as noted) were as follows:
	2026			2025
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
California Municipal Bond ETF	$2,386,660	—	—	$1,057,335	—	—
Diversified Corporate Bond ETF	—	$36,656,755	—	—	$20,685,860	—
Diversified Municipal Bond ETF	$22,327,655	—	—	$17,940,085	—	—
Multisector Floating Income ETF	—	$1,599,665	—	—	$3,110,678	$61,062
Multisector Income ETF	—	$10,824,780	—	—	$11,110,650	—
Securitized Credit ETF	—(1)	$ 182,040(1)	—(1)	N/A	N/A	N/A
Select High Yield ETF	—	$3,339,695	—	—	$2,076,585	—
Short Duration Strategic Income ETF	—	$7,990,866	$63,324	—	$3,845,465	—
(1)May 27, 2026 (fund inception) through August 31, 2026.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	California Municipal Bond ETF	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Multisector Floating Income ETF
Federal tax cost of investments	$84,864,678	$940,558,305	$690,142,699	$33,216,926
Gross tax appreciation of investments	$351,335	$995,984	$4,402,920	$27,292
Gross tax depreciation of investments	(1,161,732)	(14,085,899)	(12,102,950)	(26,575)
Net tax appreciation (depreciation) of investments	(810,397)	(13,089,915)	(7,700,030)	717
Net tax appreciation (depreciation) on derivatives	—	—	—	—
Net tax appreciation (depreciation)	$(810,397)	$(13,089,915)	$(7,700,030)	$717
Other book-to-tax adjustments	—	$(3,495)	—	—
Undistributed ordinary income	—	$3,441,875	—	102,335
Undistributed exempt income	$229,186	—	$2,042,033	$—
Accumulated short-term capital losses	$(344,880)	$(19,061,250)	$(8,897,197)	$(95,696)
Accumulated long-term capital losses	$(55,598)	$(9,313,579)	$(11,803,827)	$(6,125)

	Multisector Income ETF	Securitized Credit ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$263,085,884	$20,185,238	$63,620,783	$289,555,054
Gross tax appreciation of investments	$723,223	$6,080	$515,932	$363,970
Gross tax depreciation of investments	(2,762,144)	(106,132)	(1,016,582)	(1,558,662)
Net tax appreciation (depreciation) of investments	(2,038,921)	(100,052)	(500,650)	(1,194,692)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(195,618)	—	—	(36,452)
Net tax appreciation (depreciation)	$(2,234,539)	$(100,052)	$(500,650)	$(1,231,144)
Other book-to-tax adjustments	$(189)	—	—	$(208)
Undistributed ordinary income	$993,853	$80,083	$282,983	$973,105
Accumulated short-term capital losses	$(9,959,686)	$(22,538)	$(898,211)	$(439,068)
Accumulated long-term capital losses	$(7,494,316)	$(3,217)	$(1,496,512)	—

110

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on futures contracts and unsettled interest on swap agreements. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Subsequent Events

Effective September 14, 2026, American Century Multisector Floating Income ETF will be renamed American Century Ultrashort Income ETF. Effective September 14, 2026, American Century Multisector Income ETF will be renamed American Century Core Plus Income ETF, and the fund’s ticker will change from MUSI to ABND.

111

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
California Municipal Bond ETF
2026	$48.66	1.82	0.45	2.27	(1.81)	0.04	$49.16	4.74%	0.27%	3.64%	17%	$83,568
2025	$50.49	1.69	(1.98)	(0.29)	(1.62)	0.08	$48.66	(0.41)%	0.27%	3.43%	47%	$51,096
2024(4)	$50.00	0.21	0.17	0.38	—	0.11	$50.49	0.98%	0.27%	3.25%	5%	$22,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 16, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2026	$47.17	2.38	(1.30)	1.08	(2.38)	0.00(4)	$45.87	2.28%	0.29%	5.06%	182%	$926,641
2025	$47.57	2.39	(0.46)	1.93	(2.33)	0.00(4)	$47.17	4.19%	0.29%	5.13%	176%	$566,029
2024	$45.39	2.34	2.14	4.48	(2.30)	0.00(4)	$47.57	10.26%	0.29%	5.12%	198%	$294,962
2023	$46.35	1.91	(1.08)	0.83	(1.79)	0.00(4)	$45.39	1.85%	0.29%	4.18%	163%	$213,329
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	0.00(4)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2026	$49.06	1.93	0.46	2.39	(1.92)	0.02	$49.55	4.92%	0.27%	0.29%	3.83%	3.81%	16%	$683,809
2025	$50.91	1.82	(1.90)	(0.08)	(1.79)	0.02	$49.06	(0.14)%	0.29%	0.29%	3.65%	3.65%	36%	$488,134
2024	$49.30	1.69	1.54	3.23	(1.64)	0.02	$50.91	6.75%	0.29%	0.29%	3.38%	3.38%	25%	$478,560
2023	$49.81	1.39	(0.57)	0.82	(1.34)	0.01	$49.30	1.70%	0.29%	0.29%	2.82%	2.82%	28%	$340,198
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	0.29%	1.70%	1.70%	46%	$276,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Floating Income ETF
2026	$50.73	2.48	(0.11)	2.37	(2.62)	—	(2.62)	0.01	$50.49	4.81%	0.26%	4.91%	109%	$32,819
2025	$50.88	2.72	0.01	2.73	(2.83)	(0.05)	(2.88)	0.00(4)	$50.73	5.52%	0.27%	5.36%	89%	$50,729
2024	$50.63	3.13	0.09	3.22	(3.15)	—	(3.15)	0.18	$50.88	6.99%	0.27%	6.18%	98%	$58,512
2023(5)	$50.00	1.41	0.19	1.60	(1.11)	—	(1.11)	0.14	$50.63	3.51%	0.28%	6.02%	24%	$20,252

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 14, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2026	$44.31	2.28	(1.17)	1.11	(2.36)	0.00(4)	$43.06	2.52%	0.35%	5.19%	173%	$262,649
2025	$44.37	2.52	0.07	2.59	(2.65)	0.00(4)	$44.31	6.07%	0.36%	5.78%	163%	$175,026
2024	$42.57	2.46	1.78	4.24	(2.46)	0.02	$44.37	10.44%	0.36%	5.74%	147%	$188,556
2023	$43.99	2.19	(1.52)	0.67	(2.11)	0.02	$42.57	1.63%	0.35%	5.10%	174%	$159,641
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Securitized Credit ETF
2026(4)	$50.00	0.65	(0.30)	0.35	(0.46)	$49.89	0.68%	0.29%	4.96%	90%	$19,954

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)May 27, 2026 (fund inception) through August 31, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2026	$46.71	2.75	(0.63)	2.12	(2.78)	0.00(4)	$46.05	4.64%	0.45%	5.92%	29%	$62,168
2025	$46.28	2.71	0.43	3.14	(2.71)	0.00(4)	$46.71	7.02%	0.45%	5.89%	39%	$46,712
2024	$44.25	2.56	2.07	4.63	(2.60)	0.00(4)	$46.28	10.89%	0.45%	5.72%	30%	$34,713
2023	$43.54	2.24	0.77	3.01	(2.30)	0.00(4)	$44.25	7.14%	0.45%	5.15%	18%	$30,978
2022(5)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%	4.32%	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)November 16, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2026	$51.62	2.45	(0.52)	1.93	(2.40)	(0.02)	(2.42)	0.00(4)	$51.13	3.83%	0.32%	4.76%	316%	$291,439
2025	$51.55	2.62	0.18	2.80	(2.74)	—	(2.74)	0.01	$51.62	5.62%	0.32%	5.13%	188%	$85,167
2024	$50.53	2.78	1.07	3.85	(2.86)	—	(2.86)	0.03	$51.55	7.98%	0.32%	5.49%	207%	$54,126
2023(5)	$50.00	2.38	—(4)	2.38	(1.93)	—	(1.93)	0.08	$50.53	4.98%	0.32%	5.28%	195%	$35,370

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)October 11, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the American Century California Municipal Bond ETF, American Century Diversified Corporate Bond ETF, American Century Diversified Municipal Bond ETF, American Century Multisector Floating Income ETF, American Century Multisector Income ETF, American Century Securitized Credit ETF, American Century Select High Yield ETF, and American Century Short Duration Strategic Income ETF (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century California Municipal Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from July 16, 2024 (fund inception) through August 31, 2024
American Century Diversified Corporate Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
American Century Diversified Municipal Bond ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
American Century Multisector Floating Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from March 14, 2023 (fund inception) through August 31, 2023
American Century Multisector Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
American Century Securitized Credit ETF	For the period from May 27, 2026 (fund inception) through August 31, 2026
American Century Select High Yield ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from November 16, 2021 (fund inception) through August 31, 2022
American Century Short Duration Strategic Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from October 11, 2022 (fund inception) through August 31, 2023

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial
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statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian, brokers, and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management and Subadvisory Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. The Board also unanimously approved the renewal of the investment subadvisory agreement pursuant to which Nomura Corporate Research and Asset Management, Inc. (the “Subadvisor”) acts as subadvisor to the American Century Select High Yield ETF. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the management agreements and the subadvisory agreement, the Trustees reviewed extensive data and information compiled by the Advisor, the Subadvisor, and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements and the subadvisory agreement, the Board’s review and evaluation of the services provided by the Advisor, the Advisor’s affiliates, and the Subadvisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of the Subadvisor and certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements and the subadvisory agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the Subadvisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for each Fund and the subadvisory agreement for the American Century Select High Yield ETF. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements and subadvisory agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreements, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
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•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor, and for American Century Select High Yield ETF, the Subadvisor, to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor and the Subadvisor utilize teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor and/or the Subadvisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund, and the Subadvisor for American Century Select High Yield ETF, to be satisfactory and consistent with the respective management and subadvisory agreements.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under its respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to each Fund, its profitability in managing the Funds (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to each Fund. The Board did not consider the profitability of the Subadvisor because the Subadvisor is paid from the unified management fee of the Advisor as a result of arms’ length negotiations.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of the Funds’ independent Trustees (including their independent legal counsel). The Board specifically noted that the subadvisory fee paid to the Subadvisor and the terms of the Subadvisory Agreement were subject to arms’ length negotiation between the Advisor and the Subadvisor and are paid by the Advisor out of its unified management fee. Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the
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Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Funds. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Funds. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with each Fund. The Board concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationships. The Board also considered whether there was any reason for not continuing the existing arrangements with the Advisor and the Subadvisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationships. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s and/or the Subadvisor’s industry standing and reputation and in the expectation that the Advisor and/or the Subadvisor will have a continuing role in providing advisory services to the Funds, as applicable.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:
American Century California Municipal Bond ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.27% to 0.25%), beginning August 1, 2026.
American Century Diversified Corporate Bond ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Diversified Municipal Bond ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.04% (e.g., the unified fee will be reduced from 0.29% to 0.25%), beginning August 1, 2026.
American Century Multisector Floating Income ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.08% (e.g., the unified fee will be reduced from 0.27% to 0.19%), beginning August 1, 2026.
American Century Multisector Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Select High Yield ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Short Duration Strategic Income ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
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Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor, the Subadvisor, and others in connection with its review and received over time, determined that the terms of the management agreements and the subadvisory agreement are fair and reasonable and that the management fee charged to each Fund is reasonable in light of the services provided and that the management agreements between the Funds and the Advisor and the subadvisory agreement between American Century Select High Yield ETF and the Subadvisor should be renewed for an additional one-year period.
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American Century Securitized Credit ETF

At meetings held on March 12, 2026 and June 22, 2026, the Fund’s Board of Trustees (the “Board”) unanimously approved the initial management agreement and its subsequent renewal, respectively, pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Securitized Credit ETF (the “New Fund”). Under the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials reviewed and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund’s characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:

•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning shares of the New Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral or “fall-out” benefits derived by the Advisor from the management of the New Fund.

Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund were anticipated to be below the median of the total expense ratios of its respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the terms of the management agreement were fair and reasonable and that the management fee to be charged to the New Fund is reasonable in light of the services to be provided and should be approved.
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Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

	Exempt Interest Dividends	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)	Qualified Interest Income
California Municipal Bond ETF	$2,386,660	—	—	—
Diversified Corporate Bond ETF	—	—	—	$29,745,477
Diversified Municipal Bond ETF	$22,327,655	—	—	—
Multisector Floating Income ETF	—	—	—	$1,047,684
Multisector Income ETF	—	—	—	$8,517,773
Securitized Credit ETF	—	—	—	$177,679
Select High Yield ETF	—	—	—	$2,831,441
Short Duration Strategic Income ETF	—	$34,772	$63,324	$6,504,104

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Contact Us	americancentury.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96946 2610

Annual Financial Statements and Other Information

August 31, 2026

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)
American Century® Large Cap Equity ETF (ACLC)
American Century® Large Cap Growth ETF (ACGR)
American Century® Mid Cap Growth Impact ETF (MID)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Focused Dynamic Growth ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 98.1%
Aerospace and Defense — 2.0%
Rocket Lab Corp.(1)	133,625	$8,541,310
Automobiles — 6.0%
Rivian Automotive, Inc., Class A(1)	143,104	2,298,250
Tesla, Inc.(1)	61,876	22,767,274
		25,065,524
Biotechnology — 5.0%
Alnylam Pharmaceuticals, Inc.(1)	8,940	2,151,769
Argenx SE, ADR(1)	6,084	6,276,619
Ascendis Pharma AS(1)	43,376	11,409,623
Denali Therapeutics, Inc.(1)	49,525	1,176,714
		21,014,725
Broadline Retail — 6.9%
Amazon.com, Inc.(1)	110,835	28,791,608
Capital Markets — 0.9%
Robinhood Markets, Inc., Class A(1)	37,178	3,896,626
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)	6,075	872,917
Electrical Equipment — 1.1%
Bloom Energy Corp., Class A(1)	21,793	4,495,896
Electronic Equipment, Instruments and Components — 3.4%
Cognex Corp.	78,153	4,764,207
Coherent Corp.(1)	34,186	9,497,896
		14,262,103
Energy Equipment and Services — 0.7%
TechnipFMC PLC	36,192	2,828,405
Entertainment — 2.8%
Netflix, Inc.(1)	80,003	6,484,243
Spotify Technology SA(1)	10,012	5,442,724
		11,926,967
Financial Services — 2.5%
Mastercard, Inc., Class A	17,501	10,313,514
Health Care Equipment and Supplies — 0.3%
Intuitive Surgical, Inc.(1)	3,304	1,245,145
Hotels, Restaurants and Leisure — 2.3%
Cava Group, Inc.(1)	17,750	1,167,062
Chipotle Mexican Grill, Inc.(1)	50,526	1,921,504
DoorDash, Inc., Class A(1)	29,201	6,767,040
		9,855,606
Insurance — 0.2%
Kinsale Capital Group, Inc.	2,024	756,774
Interactive Media and Services — 18.5%
Alphabet, Inc., Class C	182,789	61,309,258
Meta Platforms, Inc., Class A	25,511	14,600,966
Reddit, Inc., Class A(1)	11,511	1,701,441
		77,611,665
IT Services — 3.3%
Okta, Inc.(1)	30,123	5,212,484
Shopify, Inc., Class A(1)	58,225	8,580,618
		13,793,102
2

Schedule of Investments - Focused Dynamic Growth ETF

	Shares	Value
Machinery — 0.9%
Westinghouse Air Brake Technologies Corp.	14,007	$4,005,022
Media — 0.3%
AppLovin Corp., Class A(1)	4,776	1,490,399
Pharmaceuticals — 3.2%
Eli Lilly & Co.	9,725	11,249,199
Structure Therapeutics, Inc., ADR(1)	51,502	2,364,457
		13,613,656
Semiconductors and Semiconductor Equipment — 25.8%
ARM Holdings PLC, ADR(1)	22,269	5,387,094
Broadcom, Inc.	18,780	6,954,985
Intel Corp.(1)	33,866	3,031,346
Lam Research Corp.	32,470	9,789,380
Monolithic Power Systems, Inc.	3,581	4,539,884
NVIDIA Corp.	355,559	78,500,316
		108,203,005
Software — 11.8%
Aurora Innovation, Inc.(1)	670,039	3,772,320
Cadence Design Systems, Inc.(1)	30,378	10,291,459
Docusign, Inc.(1)	26,380	1,748,203
Microsoft Corp.	48,639	24,674,078
Palantir Technologies, Inc., Class A(1)	47,672	8,885,107
		49,371,167
TOTAL COMMON STOCKS (Cost $296,831,730)		411,955,136
EXCHANGE-TRADED FUNDS — 1.5%
State Street Technology Select Sector SPDR ETF (Cost $6,173,585)	33,966	6,334,659
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,547,933)	1,547,933	1,547,933
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $304,553,248)		419,837,728
OTHER ASSETS AND LIABILITIES — 0.0%		(81,774)
TOTAL NET ASSETS — 100.0%		$419,755,954

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
3

Schedule of Investments - Focused Large Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 2.6%
Honeywell Aerospace, Inc.(1)	29,734	$4,701,243
RTX Corp.	26,021	5,405,342
		10,106,585
Banks — 7.0%
Commerce Bancshares, Inc.	97,562	5,630,303
JPMorgan Chase & Co.	34,580	12,311,172
Truist Financial Corp.	177,090	8,780,122
		26,721,597
Beverages — 2.3%
PepsiCo, Inc.	63,380	8,894,749
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	53,622	13,929,387
Building Products — 3.1%
A.O. Smith Corp.	127,053	7,512,644
Owens Corning	32,655	4,511,288
		12,023,932
Capital Markets — 6.5%
Ameriprise Financial, Inc.	8,773	4,852,434
Blackrock, Inc.	9,942	11,489,074
Charles Schwab Corp.	78,034	8,569,694
		24,911,202
Chemicals — 1.2%
PPG Industries, Inc.	39,428	4,422,639
Communications Equipment — 1.6%
Cisco Systems, Inc.	55,635	6,147,111
Construction Materials — 1.5%
Amrize Ltd.(1)	133,820	5,847,934
Consumer Staples Distribution & Retail — 1.0%
Target Corp.	22,986	3,697,988
Containers and Packaging — 1.5%
Packaging Corp. of America	23,924	5,596,781
Electric Utilities — 3.4%
Duke Energy Corp.	108,190	12,973,063
Electrical Equipment — 1.2%
Rockwell Automation, Inc.	11,118	4,718,813
Electronic Equipment, Instruments and Components — 1.6%
TE Connectivity PLC	28,913	5,934,393
Energy Equipment and Services — 2.3%
Baker Hughes Co.	135,226	8,593,612
Financial Services — 3.2%
Berkshire Hathaway, Inc., Class B(1)	24,617	12,407,706
Food Products — 1.0%
Mondelez International, Inc., Class A	63,857	3,963,604
Gas Utilities — 1.5%
Atmos Energy Corp.	34,923	5,801,758
Ground Transportation — 2.0%
Norfolk Southern Corp.	22,064	7,563,319
Health Care Equipment and Supplies — 5.6%
Becton Dickinson & Co.	62,193	11,699,125
Medtronic PLC	108,264	9,814,132
		21,513,257
4

Schedule of Investments - Focused Large Cap Value ETF

	Shares	Value
Health Care Providers and Services — 3.9%
Henry Schein, Inc.(1)	73,116	$6,565,817
UnitedHealth Group, Inc.	20,905	8,140,616
		14,706,433
Household Durables — 1.2%
PulteGroup, Inc.	34,863	4,403,894
Household Products — 4.0%
Colgate-Palmolive Co.	70,916	6,369,675
Kimberly-Clark Corp.	84,117	9,080,430
		15,450,105
Industrial Conglomerates — 1.1%
Honeywell International, Inc.	19,847	4,237,930
Insurance — 5.0%
Marsh & McLennan Cos., Inc.	69,856	13,258,669
Reinsurance Group of America, Inc.	23,712	5,834,100
		19,092,769
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A	12,248	4,156,359
Life Sciences Tools and Services — 1.5%
IQVIA Holdings, Inc.(1)	21,328	5,570,660
Oil, Gas and Consumable Fuels — 6.9%
Chevron Corp.	51,039	10,521,179
ONEOK, Inc.	111,957	10,748,992
TotalEnergies SE(2)	59,171	5,225,391
		26,495,562
Personal Care Products — 3.7%
Estee Lauder Cos., Inc., Class A	53,538	5,476,937
Unilever PLC, ADR	131,619	8,535,492
		14,012,429
Pharmaceuticals — 4.5%
Johnson & Johnson	42,499	11,298,359
Sanofi SA, ADR	133,013	5,900,457
		17,198,816
Professional Services — 1.5%
Equifax, Inc.	29,939	5,663,261
Semiconductors and Semiconductor Equipment — 2.8%
Analog Devices, Inc.	16,759	6,069,104
QUALCOMM, Inc.	26,128	4,454,302
		10,523,406
Software — 5.3%
Microsoft Corp.	39,561	20,068,900
Technology Hardware, Storage and Peripherals — 3.1%
Apple, Inc.	36,782	11,654,377
TOTAL COMMON STOCKS (Cost $316,874,236)		379,004,331
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,960,272)	1,960,272	1,960,272
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $318,834,508)		380,964,603
OTHER ASSETS AND LIABILITIES — 0.2%		677,381
TOTAL NET ASSETS — 100.0%		$381,641,984

5

Schedule of Investments - Focused Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $614,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $623,215, all of which is securities collateral.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
6

Schedule of Investments - Large Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.3%
Honeywell Aerospace, Inc.(1)	5,091	$804,938
Air Freight and Logistics — 0.4%
FedEx Corp.	3,985	1,304,689
Automobiles — 0.4%
Tesla, Inc.(1)	3,820	1,405,569
Banks — 4.9%
Bank of America Corp.	80,765	5,002,584
Citigroup, Inc.	15,250	2,007,205
JPMorgan Chase & Co.	13,485	4,800,930
Regions Financial Corp.	137,423	4,106,199
		15,916,918
Beverages — 0.6%
PepsiCo, Inc.	14,409	2,022,159
Biotechnology — 2.5%
AbbVie, Inc.	12,964	3,324,229
Gilead Sciences, Inc.	19,142	2,801,240
Vertex Pharmaceuticals, Inc.(1)	3,417	1,860,625
		7,986,094
Broadline Retail — 3.6%
Amazon.com, Inc.(1)	45,698	11,870,970
Building Products — 1.5%
Johnson Controls International PLC	17,736	2,451,825
Trane Technologies PLC	5,580	2,479,752
		4,931,577
Capital Markets — 3.1%
Ameriprise Financial, Inc.	3,593	1,987,324
Blackrock, Inc.	1,780	2,056,986
Goldman Sachs Group, Inc.	2,056	2,109,250
Intercontinental Exchange, Inc.	8,707	1,399,215
S&P Global, Inc.	6,040	2,632,474
		10,185,249
Chemicals — 1.5%
Ecolab, Inc.	6,433	1,821,826
Linde PLC	6,311	3,089,739
		4,911,565
Communications Equipment — 2.3%
Cisco Systems, Inc.	43,671	4,825,209
Motorola Solutions, Inc.	5,573	2,704,577
		7,529,786
Consumer Finance — 0.8%
American Express Co.	8,147	2,689,895
Consumer Staples Distribution & Retail — 0.7%
Sysco Corp.	27,893	2,261,564
Containers and Packaging — 0.5%
Ball Corp.	23,726	1,494,026
Diversified Telecommunication Services — 0.3%
Verizon Communications, Inc.	21,372	1,069,027
Electric Utilities — 1.5%
NextEra Energy, Inc.	57,755	4,755,547
7

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
Electrical Equipment — 1.3%
Eaton Corp. PLC	6,401	$2,572,434
GE Vernova, Inc.	2,001	1,797,958
		4,370,392
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., Class A	9,370	1,485,613
Coherent Corp.(1)	2,124	590,111
		2,075,724
Energy Equipment and Services — 1.5%
SLB Ltd.	82,804	4,976,520
Entertainment — 0.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,696	469,365
Netflix, Inc.(1)	24,682	2,000,476
		2,469,841
Financial Services — 2.7%
Mastercard, Inc., Class A	9,377	5,525,960
Visa, Inc., Class A	8,151	3,092,245
		8,618,205
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	17,074	1,291,648
Union Pacific Corp.	6,322	1,900,836
		3,192,484
Health Care Equipment and Supplies — 0.5%
IDEXX Laboratories, Inc.(1)	2,667	1,484,692
Health Care Providers and Services — 2.3%
Cencora, Inc.	4,401	1,424,164
Cigna Group	8,785	2,425,363
McKesson Corp.	1,920	1,699,814
UnitedHealth Group, Inc.	4,985	1,941,209
		7,490,550
Health Care REITs — 1.2%
Welltower, Inc.	16,422	3,879,533
Hotels, Restaurants and Leisure — 1.5%
Airbnb, Inc., Class A(1)	3,873	709,611
Booking Holdings, Inc.	8,765	1,745,024
Marriott International, Inc., Class A	6,707	2,292,184
		4,746,819
Household Products — 1.4%
Church & Dwight Co., Inc.	14,526	1,449,404
Colgate-Palmolive Co.	11,617	1,043,439
Procter & Gamble Co.	14,114	2,048,224
		4,541,067
Industrial Conglomerates — 0.3%
Honeywell International, Inc.	5,026	1,073,202
Industrial REITs — 1.0%
Prologis, Inc.	23,358	3,268,251
Insurance — 1.5%
Marsh & McLennan Cos., Inc.	6,687	1,269,192
MetLife, Inc.	25,845	2,459,669
Progressive Corp.	5,548	1,209,908
		4,938,769
Interactive Media and Services — 6.4%
Alphabet, Inc., Class A	54,596	18,527,152
8

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
Meta Platforms, Inc., Class A	4,302	$2,462,207
		20,989,359
IT Services — 2.0%
Accenture PLC, Class A	10,706	2,031,571
International Business Machines Corp.	15,140	3,540,792
MongoDB, Inc.(1)	2,225	1,008,748
		6,581,111
Life Sciences Tools and Services — 1.9%
Agilent Technologies, Inc.	7,825	1,201,607
Danaher Corp.	12,931	2,761,544
Thermo Fisher Scientific, Inc.	3,840	2,369,664
		6,332,815
Machinery — 2.8%
Cummins, Inc.	5,789	3,267,312
Deere & Co.	2,952	1,933,294
Parker-Hannifin Corp.	1,962	1,921,661
Xylem, Inc.	16,940	1,865,264
		8,987,531
Media — 0.2%
AppLovin Corp., Class A(1)	2,458	767,044
Oil, Gas and Consumable Fuels — 0.9%
Williams Cos., Inc.	38,920	2,920,946
Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	15,456	1,032,615
Eli Lilly & Co.	4,213	4,873,304
Merck & Co., Inc.	9,365	1,383,772
		7,289,691
Professional Services — 0.6%
Automatic Data Processing, Inc.	7,009	2,005,695
Semiconductors and Semiconductor Equipment — 18.8%
Advanced Micro Devices, Inc.(1)	4,074	1,917,713
Analog Devices, Inc.	10,664	3,861,861
Applied Materials, Inc.	7,803	3,576,817
ASML Holding NV, NY Shares	848	1,438,217
Broadcom, Inc.	27,577	10,212,866
Lam Research Corp.	11,814	3,561,803
Marvell Technology, Inc.	10,752	2,275,768
Micron Technology, Inc.	3,416	3,275,022
NVIDIA Corp.	127,474	28,143,710
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,170	2,977,844
		61,241,621
Software — 11.4%
Cadence Design Systems, Inc.(1)	9,316	3,156,074
Crowdstrike Holdings, Inc., Class A(1)	6,250	1,443,750
Dynatrace, Inc.(1)	30,197	1,648,454
Microsoft Corp.	46,709	23,695,009
Salesforce, Inc.	13,925	3,586,245
ServiceNow, Inc.(1)	13,889	2,055,433
Workday, Inc., Class A(1)	7,473	1,475,544
		37,060,509
Specialized REITs — 0.6%
Equinix, Inc.	1,714	1,794,078
9

Schedule of Investments - Large Cap Equity ETF

	Shares	Value
Specialty Retail — 2.5%
Home Depot, Inc.	10,818	$3,546,465
O'Reilly Automotive, Inc.(1)	17,688	1,570,695
TJX Cos., Inc.	21,530	2,883,082
		8,000,242
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	53,080	16,818,398
Western Digital Corp.	4,919	2,216,256
		19,034,654
Trading Companies and Distributors — 1.0%
Ferguson Enterprises, Inc.	5,433	1,219,763
United Rentals, Inc.	1,999	2,074,962
		3,294,725
TOTAL COMMON STOCKS (Cost $261,241,444)		324,565,643
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,127,992)	1,127,992	1,127,992
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $262,369,436)		325,693,635
OTHER ASSETS AND LIABILITIES — 0.0%		112,613
TOTAL NET ASSETS — 100.0%		$325,806,248

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
10

Schedule of Investments - Large Cap Growth ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.5%
General Electric Co.	87	$29,207
Rocket Lab Corp.(1)	370	23,650
		52,857
Automobiles — 1.7%
Tesla, Inc.(1)	476	175,144
Banks — 0.3%
Regions Financial Corp.	1,041	31,105
Biotechnology — 0.6%
AbbVie, Inc.	164	42,053
Vertex Pharmaceuticals, Inc.(1)	33	17,969
		60,022
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	679	176,384
eBay, Inc.	361	37,385
		213,769
Building Products — 2.1%
Carrier Global Corp.	719	41,860
Johnson Controls International PLC	522	72,161
Trane Technologies PLC	246	109,323
		223,344
Capital Markets — 0.7%
MSCI, Inc.	80	45,651
S&P Global, Inc.	68	29,637
		75,288
Chemicals — 0.3%
Linde PLC	56	27,416
Communications Equipment — 3.6%
Arista Networks, Inc.(1)	525	102,737
Ciena Corp.(1)	273	104,505
Cisco Systems, Inc.	433	47,842
Lumentum Holdings, Inc.(1)	82	75,010
Motorola Solutions, Inc.	107	51,927
		382,021
Construction and Engineering — 1.1%
Comfort Systems USA, Inc.	34	52,551
EMCOR Group, Inc.	60	44,072
Everus Construction Group, Inc.(1)	183	21,069
		117,692
Diversified Telecommunication Services — 0.2%
Space Exploration Technologies Corp., Class A(1)	169	24,284
Electrical Equipment — 1.8%
Bloom Energy Corp., Class A(1)	142	29,295
Eaton Corp. PLC	65	26,122
GE Vernova, Inc.	93	83,563
Vertiv Holdings Co., Class A	211	54,590
		193,570
Electronic Equipment, Instruments and Components — 3.3%
Amphenol Corp., Class A	603	95,606
Coherent Corp.(1)	182	50,565
Corning, Inc.	168	24,987
11

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
Fabrinet(1)	92	$37,989
Flex Ltd.(1)	695	75,929
Jabil, Inc.	184	56,168
		341,244
Entertainment — 0.7%
Netflix, Inc.(1)	916	74,242
Financial Services — 5.6%
Mastercard, Inc., Class A	634	373,622
Visa, Inc., Class A	559	212,068
		585,690
Ground Transportation — 0.3%
XPO, Inc.(1)	167	32,396
Health Care Equipment and Supplies — 1.0%
IDEXX Laboratories, Inc.(1)	186	103,544
Health Care Providers and Services — 0.7%
Cencora, Inc.	87	28,153
McKesson Corp.	53	46,922
		75,075
Health Care REITs — 0.3%
Welltower, Inc.	125	29,530
Health Care Technology — 0.5%
Veeva Systems, Inc., Class A(1)	166	47,425
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	187	34,262
Booking Holdings, Inc.	410	81,627
Marriott International, Inc., Class A	193	65,960
		181,849
Interactive Media and Services — 12.3%
Alphabet, Inc., Class A	3,363	1,141,234
Meta Platforms, Inc., Class A	254	145,374
		1,286,608
IT Services — 1.4%
MongoDB, Inc.(1)	116	52,591
Okta, Inc.(1)	267	46,202
Snowflake, Inc., Class A(1)	149	49,383
		148,176
Life Sciences Tools and Services — 0.4%
Agilent Technologies, Inc.	294	45,147
Machinery — 2.6%
Caterpillar, Inc.	188	149,924
Cummins, Inc.	141	79,580
Parker-Hannifin Corp.	18	17,630
Xylem, Inc.	269	29,620
		276,754
Media — 0.3%
AppLovin Corp., Class A(1)	107	33,390
Pharmaceuticals — 2.8%
Eli Lilly & Co.	249	288,026
Professional Services — 0.5%
Automatic Data Processing, Inc.	187	53,512
Semiconductors and Semiconductor Equipment — 25.1%
Advanced Micro Devices, Inc.(1)	303	142,628
Applied Materials, Inc.	103	47,214
12

Schedule of Investments - Large Cap Growth ETF

	Shares	Value
ASML Holding NV, NY Shares	17	$28,832
Broadcom, Inc.	1,571	581,804
Lam Research Corp.	333	100,396
Marvell Technology, Inc.	90	19,050
Micron Technology, Inc.	148	141,892
NVIDIA Corp.	6,840	1,510,135
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	140	58,145
		2,630,096
Software — 15.2%
Cadence Design Systems, Inc.(1)	308	104,344
Crowdstrike Holdings, Inc., Class A(1)	444	102,564
Datadog, Inc., Class A(1)	233	55,230
Dynatrace, Inc.(1)	847	46,238
Elastic NV(1)	576	56,189
Intuit, Inc.	125	44,912
Microsoft Corp.	1,309	664,043
Palantir Technologies, Inc., Class A(1)	704	131,212
Palo Alto Networks, Inc.(1)	406	155,145
ServiceNow, Inc.(1)	1,073	158,793
Synopsys, Inc.(1)	94	41,321
Workday, Inc., Class A(1)	188	37,121
		1,597,112
Specialized REITs — 0.4%
Equinix, Inc.	37	38,729
Specialty Retail — 0.7%
O'Reilly Automotive, Inc.(1)	308	27,351
TJX Cos., Inc.	307	41,110
		68,461
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.	1,550	491,118
Everpure, Inc., Class A(1)	445	41,363
Sandisk Corp.(1)	44	68,935
Seagate Technology Holdings PLC	93	77,039
Western Digital Corp.	317	142,824
		821,279
Textiles, Apparel and Luxury Goods — 0.7%
Amer Sports, Inc.(1)	2,334	71,304
Trading Companies and Distributors — 0.6%
United Rentals, Inc.	37	38,406
WW Grainger, Inc.	16	20,952
		59,358
TOTAL COMMON STOCKS (Cost $8,132,203)		10,465,459
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $25,841)	25,841	25,841
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $8,158,044)		10,491,300
OTHER ASSETS AND LIABILITIES — 0.0%		(101)
TOTAL NET ASSETS — 100.0%		$10,491,199

13

Schedule of Investments - Large Cap Growth ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
14

Schedule of Investments - Mid Cap Growth Impact ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 1.3%
Axon Enterprise, Inc.(1)	2,411	$1,365,976
Banks — 1.7%
NU Holdings Ltd., Class A(1)	123,476	1,796,576
Biotechnology — 6.0%
Alnylam Pharmaceuticals, Inc.(1)	6,371	1,533,436
Insmed, Inc.(1)	10,715	1,305,301
Natera, Inc.(1)	3,238	1,042,507
Revolution Medicines, Inc.(1)	8,044	1,653,605
Viking Therapeutics, Inc.(1)	21,939	719,160
		6,254,009
Broadline Retail — 2.8%
Coupang, Inc.(1)	183,709	2,950,367
Building Products — 4.6%
Johnson Controls International PLC	34,664	4,791,951
Commercial Services and Supplies — 2.5%
Republic Services, Inc.	12,094	2,671,807
Diversified Consumer Services — 1.8%
Duolingo, Inc.(1)	12,664	1,878,831
Electrical Equipment — 5.9%
Hubbell, Inc.	8,246	3,735,438
Vertiv Holdings Co., Class A	9,288	2,402,991
		6,138,429
Entertainment — 2.1%
Spotify Technology SA(1)	4,075	2,215,252
Financial Services — 4.2%
Affirm Holdings, Inc.(1)	13,873	1,032,845
Corpay, Inc.(1)	3,863	1,561,811
Toast, Inc., Class A(1)	54,445	1,856,030
		4,450,686
Health Care Equipment and Supplies — 2.8%
Dexcom, Inc.(1)	17,334	1,578,434
IDEXX Laboratories, Inc.(1)	2,505	1,394,509
		2,972,943
Health Care Providers and Services — 1.7%
Cencora, Inc.	5,428	1,756,501
Hotels, Restaurants and Leisure — 9.2%
Chipotle Mexican Grill, Inc.(1)	138,808	5,278,868
Hilton Worldwide Holdings, Inc.	13,886	4,391,864
		9,670,732
Independent Power and Renewable Electricity Producers — 2.7%
Vistra Corp.	20,614	2,831,745
Interactive Media and Services — 2.2%
Reddit, Inc., Class A(1)	15,594	2,304,949
IT Services — 17.9%
Cloudflare, Inc., Class A(1)	32,795	10,006,083
Okta, Inc.(1)	50,761	8,783,683
		18,789,766
Life Sciences Tools and Services — 0.7%
West Pharmaceutical Services, Inc.	2,093	713,943
Metals and Mining — 3.0%
Capstone Copper Corp.(1)	267,044	3,098,285
15

Schedule of Investments - Mid Cap Growth Impact ETF

	Shares	Value
Oil, Gas and Consumable Fuels — 7.8%
Cameco Corp.	29,307	$2,894,360
Targa Resources Corp.	17,957	5,273,073
		8,167,433
Pharmaceuticals — 1.1%
Structure Therapeutics, Inc., ADR(1)	13,657	626,993
Zoetis, Inc.	6,253	482,106
		1,109,099
Semiconductors and Semiconductor Equipment — 8.2%
MACOM Technology Solutions Holdings, Inc.(1)	12,946	3,415,543
Monolithic Power Systems, Inc.	4,065	5,153,485
		8,569,028
Software — 4.2%
Cadence Design Systems, Inc.(1)	13,058	4,423,789
Textiles, Apparel and Luxury Goods — 0.2%
On Holding AG, Class A(1)	7,640	217,740
Trading Companies and Distributors — 4.3%
WESCO International, Inc.	13,158	4,478,983
TOTAL COMMON STOCKS (Cost $80,249,420)		103,618,820
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,182,386)	1,182,386	1,182,386
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $81,431,806)		104,801,206
OTHER ASSETS AND LIABILITIES — 0.0%		(22,101)
TOTAL NET ASSETS — 100.0%		$104,779,105

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$100,520,535	$3,098,285	—
Short-Term Investments	1,182,386	—	—
	$101,702,921	$3,098,285	—

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

AUGUST 31, 2026
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value	$419,837,728	$380,964,603
Dividends and interest receivable	78,007	811,322
Securities lending receivable	345	1,470
	419,916,080	381,777,395

Liabilities
Accrued management fees	160,126	135,411

Net Assets	$419,755,954	$381,641,984

Shares outstanding (unlimited number of shares authorized)	3,170,000	4,385,000

Net Asset Value Per Share	$132.42	$87.03

Net Assets Consist of:
Capital paid in	$354,232,061	$329,099,822
Distributable earnings (loss)	65,523,893	52,542,162
	$419,755,954	$381,641,984

Investment securities, at cost	$304,553,248	$318,834,508
Investment securities on loan, at value	—	$614,461

See Notes to Financial Statements.
17

Statements of Assets and Liabilities

AUGUST 31, 2026
	Large Cap Equity ETF	Large Cap Growth ETF
Assets
Investment securities, at value	$325,693,635	$10,491,300
Dividends and interest receivable	219,563	3,377
	325,913,198	10,494,677

Liabilities
Accrued management fees	106,950	3,478

Net Assets	$325,806,248	$10,491,199

Shares outstanding (unlimited number of shares authorized)	3,770,000	150,000

Net Asset Value Per Share	$86.42	$69.94

Net Assets Consist of:
Capital paid in	$280,283,398	$9,150,253
Distributable earnings (loss)	45,522,850	1,340,946
	$325,806,248	$10,491,199

Investment securities, at cost	$262,369,436	$8,158,044

See Notes to Financial Statements.
18

Statements of Assets and Liabilities

AUGUST 31, 2026
Mid Cap Growth Impact ETF
Assets
Investment securities, at value	$104,801,206
Dividends and interest receivable	17,422
104,818,628

Liabilities
Accrued management fees	39,523

Net Assets	$104,779,105

Shares outstanding (unlimited number of shares authorized)	1,500,000

Net Asset Value Per Share	$69.85

Net Assets Consist of:
Capital paid in	$94,822,440
Distributable earnings (loss)	9,956,665
$104,779,105

Investment securities, at cost	$81,431,806

See Notes to Financial Statements.
19

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$661,228	$7,483,676
Interest	52,670	96,061
Securities lending, net	7,041	22,446
Less foreign taxes withheld	—	(81,738)
	720,939	7,520,445

Expenses:
Management fees	1,685,582	1,339,462
Other expenses	208	—
	1,685,790	1,339,462

Net investment income (loss)	(964,851)	6,180,983

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	55,012,171	26,078,040
Foreign currency translation transactions	—	633
	55,012,171	26,078,673

Change in net unrealized appreciation (depreciation) on investments	(4,578,960)	24,521,476

Net realized and unrealized gain (loss)	50,433,211	50,600,149

Net Increase (Decrease) in Net Assets Resulting from Operations	$49,468,360	$56,781,132

See Notes to Financial Statements.
20

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Large Cap Equity ETF	Large Cap Growth ETF
Investment Income (Loss)
Income:
Dividends	$3,069,500	$73,266
Interest	33,489	1,808
Less foreign taxes withheld	(4,868)	(363)
	3,098,121	74,711

Expenses:
Management fees	1,119,883	57,531

Net investment income (loss)	1,978,238	17,180

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	16,354,499	4,051,332
Change in net unrealized appreciation (depreciation) on investments	23,989,537	(2,839,647)

Net realized and unrealized gain (loss)	40,344,036	1,211,685

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,322,274	$1,228,865

See Notes to Financial Statements.
21

Statements of Operations

YEAR ENDED AUGUST 31, 2026
Mid Cap Growth Impact ETF
Investment Income (Loss)
Income:
Dividends	$435,033
Interest	71,684
Securities lending, net	444
507,161

Expenses:
Management fees	424,960

Net investment income (loss)	82,201

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,496,840)
Foreign currency translation transactions	(2,286)
(1,499,126)

Change in net unrealized appreciation (depreciation) on investments	5,996,296

Net realized and unrealized gain (loss)	4,497,170

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,579,371

See Notes to Financial Statements.
22

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$(964,851)	$(647,052)	$6,180,983	$5,311,915
Net realized gain (loss)	55,012,171	35,076,437	26,078,673	13,725,584
Change in net unrealized appreciation (depreciation)	(4,578,960)	38,848,774	24,521,476	5,460,739
Net increase (decrease) in net assets resulting from operations	49,468,360	73,278,159	56,781,132	24,498,238

Distributions to Shareholders
From earnings	—	—	(5,216,433)	(4,864,215)

Capital Share Transactions
Proceeds from shares sold	180,258,507	151,886,147	151,422,881	101,653,770
Payments for shares redeemed	(155,712,691)	(121,229,617)	(91,321,362)	(88,279,022)
Other capital	—	7,162	181	52
Net increase (decrease) in net assets from capital share transactions	24,545,816	30,663,692	60,101,700	13,374,800

Net increase (decrease) in net assets	74,014,176	103,941,851	111,666,399	33,008,823

Net Assets
Beginning of period	345,741,778	241,799,927	269,975,585	236,966,762
End of period	$419,755,954	$345,741,778	$381,641,984	$269,975,585

Transactions in Shares of the Funds
Sold	1,420,000	1,480,000	1,905,000	1,470,000
Redeemed	(1,245,000)	(1,200,000)	(1,140,000)	(1,250,000)
Net increase (decrease) in shares of the funds	175,000	280,000	765,000	220,000

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Large Cap Equity ETF		Large Cap Growth ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,978,238	$1,858,799	$17,180	$34,154
Net realized gain (loss)	16,354,499	33,664,674	4,051,332	1,008,492
Change in net unrealized appreciation (depreciation)	23,989,537	(16,702,796)	(2,839,647)	1,641,780
Net increase (decrease) in net assets resulting from operations	42,322,274	18,820,677	1,228,865	2,684,426

Distributions to Shareholders
From earnings	(1,638,222)	(2,053,570)	(17,075)	(33,054)

Capital Share Transactions
Proceeds from shares sold	112,372,277	86,349,865	619,857	2,833,566
Payments for shares redeemed	(70,002,223)	(123,645,215)	(10,753,504)	(3,427,591)
Net increase (decrease) in net assets from capital share transactions	42,370,054	(37,295,350)	(10,133,647)	(594,025)

Net increase (decrease) in net assets	83,054,106	(20,528,243)	(8,921,857)	2,057,347

Net Assets
Beginning of period	242,752,142	263,280,385	19,413,056	17,355,709
End of period	$325,806,248	$242,752,142	$10,491,199	$19,413,056

Transactions in Shares of the Funds
Sold	1,410,000	1,250,000	10,000	50,000
Redeemed	(870,000)	(1,820,000)	(170,000)	(60,000)
Net increase (decrease) in shares of the funds	540,000	(570,000)	(160,000)	(10,000)

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Mid Cap Growth Impact ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$82,201	$153,869
Net realized gain (loss)	(1,499,126)	3,208,284
Change in net unrealized appreciation (depreciation)	5,996,296	6,695,431
Net increase (decrease) in net assets resulting from operations	4,579,371	10,057,584

Distributions to Shareholders
From earnings	(121,484)	(160,740)
From tax return of capital	(17,257)	—
Decrease in net assets from distributions	(138,741)	(160,740)

Capital Share Transactions
Proceeds from shares sold	33,252,339	21,235,551
Payments for shares redeemed	(22,427,446)	(11,947,490)
Net increase (decrease) in net assets from capital share transactions	10,824,893	9,288,061

Net increase (decrease) in net assets	15,265,523	19,184,905

Net Assets
Beginning of period	89,513,582	70,328,677
End of period	$104,779,105	$89,513,582

Transactions in Shares of the Funds
Sold	500,000	335,000
Redeemed	(335,000)	(185,000)
Net increase (decrease) in shares of the funds	165,000	150,000
See Notes to Financial Statements.
25

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Focused Dynamic Growth ETF	Focused Dynamic Growth ETF	FDG	NYSE Arca, Inc.
American Century Focused Large Cap Value ETF	Focused Large Cap Value ETF	FLV	NYSE Arca, Inc.
American Century Large Cap Equity ETF	Large Cap Equity ETF	ACLC	NYSE Arca, Inc.
American Century Large Cap Growth ETF	Large Cap Growth ETF	ACGR	NYSE Arca, Inc.
American Century Mid Cap Growth Impact ETF	Mid Cap Growth Impact ETF	MID	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

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•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees
27

and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Large Cap Equity ETF	0.39%
Large Cap Growth ETF	0.39%
Mid Cap Growth Impact ETF	0.45%*
*Effective October 12, 2026, the investment advisor agreed to reduce the fund's management fee to 0.39%.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Focused Dynamic Growth ETF	American Century Strategic Asset Allocations, Inc.	19%
Focused Large Cap Value ETF	American Century Strategic Asset Allocations, Inc.	24%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Purchases	$198,017,407	$264,583,835	$69,331,868	$6,057,152	$77,264,146
Sales	$197,289,987	$193,020,099	$58,104,029	$6,234,205	$62,602,445

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	$176,814,653	$152,199,887	$71,508,624
Focused Large Cap Value ETF	$79,286,438	$88,259,010	$27,885,643
Large Cap Equity ETF	$99,214,873	$67,495,722	$21,483,604
Large Cap Growth ETF	$609,981	$10,536,620	$3,931,610
Mid Cap Growth Impact ETF	$18,070,617	$21,173,171	$7,276,742
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of
28

a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026			2025
	Distributions Paid From:			Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Tax Return of Capital	Ordinary Income	Long-term Capital Gains
Focused Dynamic Growth ETF	—	—	—	—	—
Focused Large Cap Value ETF	$5,216,433	—	—	$4,864,215	—
Large Cap Equity ETF	$1,638,222	—	—	$2,053,570	—
Large Cap Growth ETF	$17,075	—	—	$33,054	—
Mid Cap Growth Impact ETF	$121,484	—	$17,257	$160,740	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Capital paid in	$70,023,766	$28,115,728	$21,406,543	$3,886,432	$7,263,226
Distributable earnings (loss)	$(70,023,766)	$(28,115,728)	$(21,406,543)	$(3,886,432)	$(7,263,226)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF	Large Cap Equity ETF	Large Cap Growth ETF	Mid Cap Growth Impact ETF
Federal tax cost of investments	$307,891,114	$320,777,551	$263,096,200	$8,176,809	$81,662,585
Gross tax appreciation of investments	$115,795,337	$65,508,296	$67,990,809	$2,639,227	$27,361,288
Gross tax depreciation of investments	(3,848,723)	(5,321,244)	(5,393,374)	(324,736)	(4,222,667)
Net tax appreciation (depreciation) of investments	$111,946,614	$60,187,052	$62,597,435	$2,314,491	$23,138,621
Undistributed ordinary income	—	$896,716	$251,614	—	—
Accumulated short-term capital losses	$(21,930,416)	$(202,068)	$(9,171,357)	$(625,649)	$(6,180,237)
Accumulated long-term capital losses	$(23,846,006)	$(8,339,538)	$(8,154,842)	$(347,896)	$(6,999,433)
Late-year ordinary loss deferral	$(646,299)	—	—	—	$(2,286)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Loss deferrals represent certain qualified losses that the funds have elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

8. Subsequent Events

Effective October 12, 2026, American Century Mid Cap Growth Impact ETF will be renamed American Century Mid Cap Growth Insights ETF, and the fund’s ticker will change from MID to ACMG.
29

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2026	$115.44	(0.32)	17.30	16.98	—	$132.42	14.71%	0.45%	(0.26)%	53%	$419,756
2025	$89.06	(0.23)	26.61	26.38	0.00(4)	$115.44	29.62%	0.45%	(0.23)%	40%	$345,742
2024	$67.40	(0.16)	21.82	21.66	0.00(4)	$89.06	32.14%	0.45%	(0.21)%	45%	$241,800
2023	$57.75	(0.04)	9.69	9.65	0.00(4)	$67.40	16.70%	0.45%	(0.07)%	41%	$179,946
2022	$86.82	(0.13)	(28.94)	(29.07)	0.00(4)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2026	$74.58	1.53	12.21	13.74	(1.29)	—	(1.29)	0.00(4)	$87.03	18.67%	0.42%	1.94%	61%	$381,642
2025	$69.70	1.52	4.76	6.28	(1.40)	—	(1.40)	0.00(4)	$74.58	9.19%	0.42%	2.19%	56%	$269,976
2024	$59.25	1.49	10.34	11.83	(1.38)	—	(1.38)	—	$69.70	20.29%	0.42%	2.41%	30%	$236,967
2023	$56.93	1.33	3.92	5.25	(1.32)	(1.61)	(2.93)	0.00(4)	$59.25	9.42%	0.42%	2.27%	41%	$220,113
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(4)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Equity ETF
2026	$75.16	0.55	11.17	11.72	(0.46)	—	$86.42	15.65%	0.39%	0.69%	20%	$325,806
2025	$69.28	0.58	5.93	6.51	(0.63)	—	$75.16	9.45%	0.39%	0.83%	29%	$242,752
2024	$56.11	0.65	13.15	13.80	(0.63)	0.00(4)	$69.28	24.77%	0.39%	1.04%	18%	$263,280
2023	$48.74	0.67	7.27	7.94	(0.57)	—	$56.11	16.44%	0.39%	1.31%	17%	$146,454
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	—	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Large Cap Growth ETF
2026	$62.62	0.08	7.32	7.40	(0.08)	$69.94	11.82%	0.39%	0.12%	41%	$10,491
2025	$54.24	0.11	8.38	8.49	(0.11)	$62.62	15.69%	0.39%	0.20%	32%	$19,413
2024	$42.38	0.13	11.89	12.02	(0.16)	$54.24	28.41%	0.39%	0.27%	31%	$17,356
2023	$34.49	0.19	7.88	8.07	(0.18)	$42.38	23.50%	0.39%	0.52%	31%	$13,985
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2026	$67.05	0.06	2.84	2.90	(0.09)	(0.01)	(0.10)	$69.85	4.34%	0.45%	0.09%	67%	$104,779
2025	$59.35	0.12	7.71	7.83	(0.13)	—	(0.13)	$67.05	13.21%	0.45%	0.19%	44%	$89,514
2024	$47.02	0.08	12.29	12.37	(0.04)	—	(0.04)	$59.35	26.29%	0.45%	0.15%	68%	$70,329
2023	$44.04	0.02	2.96	2.98	—	—	—	$47.02	6.78%	0.45%	0.05%	64%	$45,142
2022	$60.59	(0.08)	(16.47)	(16.55)	—	—	—	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust (the “Funds”) comprising the American Century Focused Dynamic Growth ETF, American Century Focused Large Cap Value ETF, American Century Large Cap Equity ETF, American Century Large Cap Growth ETF, and American Century Mid Cap Growth Impact ETF, including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
35

Approval of Management Agreement
At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
36

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

37

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:
American Century Focused Dynamic Growth ETF - The Fund’s performance was above its benchmark for the one- and three-year periods and below its benchmark for the five-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Focused Large Cap Value ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Large Cap Equity ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Large Cap Growth ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century Mid Cap Growth Impact ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
38

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Corporate Dividends Received Deduction
Focused Dynamic Growth ETF	—
Focused Large Cap Value ETF	$5,216,433
Large Cap Equity ETF	$1,638,222
Large Cap Growth ETF	$17,075
Mid Cap Growth Impact ETF	$138,741

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Focused Dynamic Growth ETF	—
Focused Large Cap Value ETF	$618,162
Large Cap Equity ETF	$122,167
Large Cap Growth ETF	—
Mid Cap Growth Impact ETF	—
39

Contact Us	americancentury.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96952 2610

Annual Financial Statements and Other Information

August 31, 2026

American Century® Quality Diversified International ETF (QINT)
American Century® Small Cap Growth Insights ETF (ASCG)
American Century® Small Cap Value Insights ETF (ACSV)
American Century® U.S. Quality Growth ETF (QGRO)
American Century® U.S. Quality Value ETF (VALQ)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments - Quality Diversified International ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 4.1%
ALS Ltd.	101,349	$1,610,372
BHP Group Ltd.	103,148	4,851,225
CSL Ltd.	14,709	1,801,704
Evolution Mining Ltd.	223,413	2,379,648
Fortescue Ltd.	379,362	4,802,120
Greatland Resources Ltd.(1)(2)	96,039	846,981
JB Hi-Fi Ltd.	19,107	914,308
Origin Energy Ltd.	130,935	1,090,057
Pro Medicus Ltd.	9,198	1,178,220
QBE Insurance Group Ltd.	106,504	1,693,536
REA Group Ltd.(2)	28,116	3,570,100
Sandfire Resources Ltd.(1)	62,030	1,016,102
Sonic Healthcare Ltd.	241,323	3,382,342
South32 Ltd.	295,905	1,088,702
Technology One Ltd.	44,488	1,036,542
Woolworths Group Ltd.	34,568	997,465
		32,259,424
Austria — 1.4%
ANDRITZ AG	11,999	1,162,698
OMV AG	58,265	4,654,525
Raiffeisen Bank International AG	47,122	3,487,136
voestalpine AG	35,493	1,882,557
		11,186,916
Belgium — 1.1%
Anheuser-Busch InBev SA	10,872	860,346
Argenx SE(1)	4,873	5,002,294
Lotus Bakeries NV(2)	67	992,694
UCB SA	5,973	1,495,186
		8,350,520
Canada — 9.7%
Agnico Eagle Mines Ltd.	8,786	1,784,525
Alamos Gold, Inc., Class A	26,111	955,924
Aritzia, Inc.(1)	8,823	840,762
Artemis Gold, Inc.	36,424	1,098,541
AtkinsRealis Group, Inc.	14,508	879,305
B2Gold Corp.	214,366	1,174,726
Barrick Mining Corp.	61,582	2,760,721
BCE, Inc.(2)	40,405	952,730
Bombardier, Inc., Class B(1)	4,202	909,072
Brookfield Asset Management Ltd., Class A(2)	78,868	4,061,702
Cameco Corp.	12,296	1,214,353
Canadian Imperial Bank of Commerce	8,600	976,129
Canadian Natural Resources Ltd.	23,328	1,169,640
Canadian Tire Corp. Ltd., Class A(2)	30,051	4,072,426
Celestica, Inc.(1)	5,798	1,735,921
Cenovus Energy, Inc.	39,018	1,254,429
CGI, Inc.	89,981	6,775,437
Discovery Mining Ltd.(1)	142,410	1,267,967
Dollarama, Inc.	6,811	860,350
DPM Metals, Inc.	28,443	1,287,369
2

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Finning International, Inc.	14,349	$941,415
George Weston Ltd.	12,444	873,087
Hudbay Minerals, Inc.	34,384	985,445
IAMGOLD Corp.(1)	48,843	998,839
IGM Financial, Inc.(2)	127,707	7,951,107
Imperial Oil Ltd.(2)	17,709	2,327,297
Keyera Corp.(2)	21,008	911,137
Kinross Gold Corp.	60,253	1,848,562
Lundin Gold, Inc.	13,061	930,229
Lundin Mining Corp.(2)	29,193	781,668
Magna International, Inc.	21,346	1,399,657
Manulife Financial Corp.(2)	26,632	1,129,691
Nutrien Ltd.	14,871	1,123,207
OceanaGold Corp.	62,672	1,843,600
Onex Corp.	13,970	1,137,901
OR Royalties, Inc.	23,578	871,443
Pan American Silver Corp.	15,308	794,791
PrairieSky Royalty Ltd.	36,519	965,443
Saputo, Inc.	28,470	835,232
Shopify, Inc., Class A(1)	23,915	3,524,354
South Bow Corp.	28,321	1,071,169
Suncor Energy, Inc.(2)	18,411	1,231,828
TFI International, Inc.	5,664	760,052
Topicus.com, Inc.(1)	12,660	966,707
Toromont Industries Ltd.	5,587	807,282
Toronto-Dominion Bank	9,377	1,134,414
Triple Flag Precious Metals Corp.	27,567	929,008
Wheaton Precious Metals Corp.	9,393	1,416,746
		76,523,340
Denmark — 2.6%
ALK-Abello AS	44,109	1,429,206
AP Moller - Maersk AS, B Shares	1,804	6,043,872
Carlsberg AS, B Shares	7,606	1,041,903
Danske Bank AS	19,409	1,121,930
Demant AS(1)	22,408	1,002,349
ISS AS	69,124	3,094,191
Pandora AS	21,840	2,881,947
Vestas Wind Systems AS	109,820	3,641,708
		20,257,106
Finland — 1.6%
Konecranes OYJ	30,923	1,060,462
Metso OYJ	48,246	996,781
Neste OYJ	61,880	2,311,353
Nordea Bank Abp	53,227	1,086,388
Orion OYJ, Class B	11,095	1,017,889
UPM-Kymmene OYJ	35,006	977,322
Valmet OYJ(2)	77,784	2,586,163
Wartsila OYJ Abp	81,915	2,646,052
		12,682,410
France — 6.6%
Amundi SA	10,891	1,192,191
Arkema SA	29,777	2,072,393
AXA SA	22,050	1,100,974
3

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Bouygues SA	96,840	$4,961,732
Capgemini SE	8,583	1,067,652
Carrefour SA	55,027	999,783
Cie de Saint-Gobain SA	11,186	1,013,841
Eiffage SA	7,018	886,317
Elis SA	32,303	897,953
Hermes International SCA	3,984	7,288,345
LVMH Moet Hennessy Louis Vuitton SE	21,437	11,238,821
Nexans SA	7,214	1,168,523
Publicis Groupe SA	11,684	1,370,604
Safran SA	2,446	955,994
Sanofi SA	108,900	9,682,183
SCOR SE	28,478	1,114,860
Technip Energies NV	21,147	740,531
TotalEnergies SE	23,098	2,035,255
Veolia Environnement SA	25,237	953,995
Vinci SA	8,124	1,065,123
		51,807,070
Germany — 6.9%
adidas AG	4,661	816,361
Bayer AG	23,985	1,365,166
Brenntag SE	16,865	1,227,288
Commerzbank AG	20,239	941,650
Daimler Truck Holding AG	79,750	4,318,704
Deutsche Post AG	17,622	1,144,627
Evonik Industries AG	214,712	4,736,801
Fresenius Medical Care AG	93,366	4,272,268
Hannover Rueck SE	3,762	1,124,172
Henkel AG & Co. KGaA	97,609	7,976,383
HOCHTIEF AG	5,458	2,644,814
Mercedes-Benz Group AG	146,976	8,043,376
Merck KGaA	6,677	1,074,738
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,913	1,149,886
Nemetschek SE	12,116	985,647
Nordex SE(1)	19,757	867,479
RENK Group AG	13,550	738,071
Scout24 SE	21,559	1,992,948
Siemens AG	3,223	1,068,451
Siemens Energy AG	27,900	4,595,339
United Internet AG	33,254	1,051,214
Zalando SE(1)	72,601	2,065,721
		54,201,104
Ireland — 1.0%
AIB Group PLC	169,961	2,162,566
Bank of Ireland Group PLC	101,091	2,230,373
Ryanair Holdings PLC, ADR	62,834	3,479,118
		7,872,057
Israel — 1.7%
Elbit Systems Ltd.	3,485	2,441,277
Global-e Online Ltd.(1)	30,393	1,135,179
Harel Insurance Investments & Financial Services Ltd.	16,012	1,035,778
Israel Discount Bank Ltd., A Shares	566,260	6,471,596
Next Vision Stabilized Systems Ltd.	9,211	644,694
4

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Nova Ltd.(1)	2,076	$723,382
Tower Semiconductor Ltd.(1)	3,401	697,375
		13,149,281
Italy — 4.6%
A2A SpA	389,840	1,059,619
Azimut Holding SpA	25,143	1,130,532
Banca Monte dei Paschi di Siena SpA	202,216	2,717,351
Banco BPM SpA	188,176	3,512,916
BPER Banca SpA	75,447	1,248,649
Buzzi SpA	18,831	896,994
De' Longhi SpA	43,093	2,118,995
Enel SpA	396,846	4,339,655
Eni SpA	85,568	2,339,039
Ferrari NV(2)	2,545	1,075,517
FinecoBank Banca Fineco SpA	35,774	984,791
Hera SpA	227,360	1,005,881
Intesa Sanpaolo SpA	151,347	1,192,340
Lottomatica Group SpA	61,852	1,820,915
Saipem SpA(2)	204,197	1,086,314
Tenaris SA	32,353	903,015
UniCredit SpA	73,504	7,173,994
Unipol Assicurazioni SpA	41,730	1,367,704
		35,974,221
Japan — 20.3%
Advantest Corp.	17,900	3,746,243
AGC, Inc.	47,300	1,689,519
Aisin Corp.	164,000	2,300,115
Ajinomoto Co., Inc.	26,500	890,881
Amada Co. Ltd.	46,000	739,448
ANA Holdings, Inc.	53,300	1,011,544
Asahi Intecc Co. Ltd.	37,800	892,037
Asahi Kasei Corp.	90,900	930,445
Asics Corp.	65,500	1,836,812
Astellas Pharma, Inc.	137,000	2,031,190
Bandai Namco Holdings, Inc.	44,700	1,600,998
Bridgestone Corp.	286,200	7,393,706
Brother Industries Ltd.	65,900	2,015,424
Capcom Co. Ltd.(2)	46,000	1,226,266
Chugai Pharmaceutical Co. Ltd.	51,900	2,246,473
Dai Nippon Printing Co. Ltd.	57,000	1,101,695
Daifuku Co. Ltd.(2)	41,700	1,503,371
Daikin Industries Ltd.	6,600	850,088
Daito Trust Construction Co. Ltd.(2)	274,700	5,727,635
Daiwa Securities Group, Inc.	117,400	1,348,084
Denso Corp.	720,600	8,650,825
Disco Corp.	4,900	1,759,070
Eisai Co. Ltd.	38,600	1,147,184
Fast Retailing Co. Ltd.	14,700	6,632,607
Food & Life Cos. Ltd.	27,500	1,011,827
Fujikura Ltd.	76,700	2,615,121
Hachijuni Nagano Bank Ltd.	65,300	1,104,517
Hitachi Construction Machinery Co. Ltd.	65,600	2,341,399
Hitachi Ltd.	27,000	916,616
5

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Horiba Ltd.	5,800	$844,943
Hoya Corp.	5,800	888,131
Isetan Mitsukoshi Holdings Ltd.	47,500	1,041,486
Japan Post Insurance Co. Ltd.	113,600	1,198,527
JX Advanced Metals Corp.	45,700	1,065,748
Kansai Electric Power Co., Inc.	69,400	1,217,396
Kioxia Holdings Corp.(1)	10,400	3,215,616
Kirin Holdings Co. Ltd.	58,200	1,111,123
Konami Group Corp.	7,600	1,048,905
Kubota Corp.	55,700	1,016,244
Kurita Water Industries Ltd.	15,300	768,537
Kyocera Corp.	65,700	1,494,706
Lasertec Corp.	4,200	877,643
Makita Corp.(2)	92,300	3,049,392
Marubeni Corp.(2)	30,200	923,942
Mebuki Financial Group, Inc.	102,900	1,093,344
MISUMI Group, Inc.	35,200	823,538
Mitsubishi Chemical Group Corp.	140,900	1,056,519
Mitsubishi Corp.	30,900	925,958
Mitsubishi Electric Corp.	28,500	986,862
Mitsubishi Heavy Industries Ltd.	91,100	2,207,578
MS&AD Insurance Group Holdings, Inc.	38,200	1,213,319
NEC Corp.	37,600	1,146,508
Nexon Co. Ltd.	72,000	1,425,248
NGK Corp.	28,800	951,651
NIDEC Corp.	66,200	1,064,567
NIPPON EXPRESS HOLDINGS, Inc.	109,000	3,929,030
Niterra Co. Ltd.	37,900	1,969,133
Olympus Corp.(2)	76,700	1,012,582
Ono Pharmaceutical Co. Ltd.	74,700	1,146,493
ORIX Corp.	37,700	1,466,749
Otsuka Corp.	54,900	1,239,936
Recruit Holdings Co. Ltd.	67,800	7,678,596
Renesas Electronics Corp.	34,500	721,518
Ricoh Co. Ltd.	229,700	2,429,201
Ryohin Keikaku Co. Ltd.	44,000	1,192,439
Sanrio Co. Ltd.(2)	161,900	1,305,968
SBI Holdings, Inc.(2)	139,600	2,884,032
Sekisui Chemical Co. Ltd.	70,500	1,168,680
Shimadzu Corp.	176,600	4,516,065
Shin-Etsu Chemical Co. Ltd.	17,600	658,955
Shionogi & Co. Ltd.	98,700	1,794,202
Sompo Holdings, Inc.	26,700	1,137,583
Sony Group Corp.	113,000	2,792,338
Sumitomo Chemical Co. Ltd.	286,100	1,018,319
Sumitomo Electric Industries Ltd.	122,000	1,689,454
Suntory Beverage & Food Ltd.	167,500	4,719,798
TDK Corp.	182,700	3,498,479
Terumo Corp.	56,400	888,812
Tokyo Century Corp.	68,700	1,155,679
Tokyo Electron Ltd.	8,600	3,010,013
Tosoh Corp.	57,800	960,349
Toyota Tsusho Corp.	50,700	2,353,210
6

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Yokogawa Electric Corp.	68,200	$2,168,295
		160,424,479
Netherlands — 6.1%
Adyen NV(1)	1,368	1,657,008
ASM International NV	2,052	1,929,835
ASML Holding NV	6,009	10,191,458
BE Semiconductor Industries NV	4,792	1,091,043
CVC Capital Partners PLC(2)	120,966	2,034,232
Heineken Holding NV	41,100	3,259,688
ING Groep NV	220,857	7,818,445
Koninklijke Ahold Delhaize NV	159,551	5,677,175
Koninklijke Philips NV	38,320	1,020,322
Koninklijke Vopak NV	19,152	1,069,248
NN Group NV	83,909	7,586,063
Prosus NV(1)	74,056	3,298,912
Randstad NV(2)	33,277	1,563,955
		48,197,384
New Zealand — 0.5%
Fisher & Paykel Healthcare Corp. Ltd.	148,735	3,906,917
Norway — 1.9%
DNB Bank ASA	32,885	1,119,965
Equinor ASA	80,179	3,438,920
Frontline PLC	25,189	1,102,775
Kongsberg Gruppen ASA	52,791	1,789,384
Norsk Hydro ASA	327,772	3,309,195
Subsea 7 SA	56,356	2,080,090
Var Energi ASA	279,731	1,492,246
Yara International ASA	18,789	920,923
		15,253,498
Portugal — 0.8%
Banco Comercial Portugues SA, R Shares	3,252,268	4,224,221
EDP SA	200,769	1,090,259
Jeronimo Martins SGPS SA	48,268	1,007,896
		6,322,376
Singapore — 2.3%
Genting Singapore Ltd.(2)	8,850,300	4,379,530
Singapore Airlines Ltd.	190,000	1,014,190
Singapore Exchange Ltd.	419,100	8,389,490
Singapore Technologies Engineering Ltd.	135,700	1,148,940
United Overseas Bank Ltd.	33,100	1,078,823
UOL Group Ltd.	109,800	782,642
Wilmar International Ltd.	361,300	1,088,084
		17,881,699
Spain — 4.5%
ACS Actividades de Construccion y Servicios SA	41,020	4,853,501
Banco Bilbao Vizcaya Argentaria SA	406,291	11,754,998
Banco de Sabadell SA	939,191	3,953,543
Banco Santander SA	80,018	1,170,967
CaixaBank SA	117,895	1,797,645
International Consolidated Airlines Group SA	333,453	1,945,011
Mapfre SA	259,328	1,343,798
Telefonica SA(2)	1,678,192	7,096,038
Unicaja Banco SA	364,928	1,493,638
		35,409,139
7

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Sweden — 2.6%
AddTech AB, B Shares(2)	24,739	$871,323
Boliden AB	16,408	965,223
Epiroc AB, A Shares	29,447	811,408
Essity AB, B Shares	36,411	1,063,758
Evolution AB(1)	13,559	1,175,311
H & M Hennes & Mauritz AB, B Shares(2)	57,607	1,052,389
Industrivarden AB, C Shares(2)	18,683	1,046,920
Investor AB, B Shares	24,829	1,068,232
Lifco AB, B Shares	27,207	898,374
Saab AB, Class B	29,916	1,976,964
Sandvik AB	35,681	1,429,632
Securitas AB, B Shares	61,322	971,417
Skanska AB, B Shares	37,772	1,071,661
SKF AB, B Shares	38,969	1,127,240
SSAB AB, B Shares	128,087	1,386,631
Telefonaktiebolaget LM Ericsson, B Shares	145,961	1,478,269
Trelleborg AB, B Shares	23,446	1,099,024
Volvo AB, B Shares(2)	29,981	1,081,421
		20,575,197
Switzerland — 5.0%
ABB Ltd.	11,090	1,085,994
Accelleron Industries AG	18,739	1,687,404
Alcon AG	13,156	948,021
Cie Financiere Richemont SA, Class A	12,599	2,998,532
DKSH Holding AG	12,930	1,053,357
Galderma Group AG(1)	19,134	3,967,475
Novartis AG	36,383	5,533,903
On Holding AG, Class A(1)	24,685	703,522
Roche Holding AG	19,247	8,390,169
Sandoz Group AG	88,706	7,449,410
Straumann Holding AG	7,268	843,188
Sulzer AG	5,388	1,069,931
Swiss Re AG	6,809	1,180,832
Swissquote Group Holding SA	17,324	896,958
VAT Group AG	2,562	1,902,755
		39,711,451
United Kingdom — 11.9%
Aberdeen Group PLC	305,568	1,031,481
Associated British Foods PLC	41,604	1,147,478
Babcock International Group PLC	59,174	837,562
Barclays PLC	879,457	5,832,562
BP PLC	145,327	1,039,494
BT Group PLC	363,210	1,005,151
Bunzl PLC	32,206	1,211,939
Burberry Group PLC(1)	55,034	796,609
Centrica PLC	750,417	1,571,585
Coca-Cola HBC AG(1)	33,107	2,035,836
Compass Group PLC	27,146	826,105
DCC Energy PLC	12,625	1,084,525
Diploma PLC	11,634	1,143,501
Endeavour Mining PLC	32,847	2,031,563
Evraz PLC(1)(3)	199,959	27
8

Schedule of Investments - Quality Diversified International ETF

	Shares	Value
Games Workshop Group PLC	3,608	$894,691
GSK PLC	43,540	1,095,014
Halma PLC	17,189	835,840
Hiscox Ltd.	37,111	918,175
Howden Joinery Group PLC	98,752	1,049,536
HSBC Holdings PLC	348,400	7,169,926
IG Group Holdings PLC	49,863	942,438
Imperial Brands PLC	28,115	960,606
InterContinental Hotels Group PLC	17,375	2,788,279
JD Sports Fashion PLC	900,080	1,043,756
Kingfisher PLC	440,445	1,861,686
Lion Finance Group PLC	5,817	1,047,658
Lloyds Banking Group PLC	6,046,813	8,915,007
M&G PLC	240,010	1,130,946
NatWest Group PLC	834,827	7,590,714
Next PLC	5,224	1,092,418
Pearson PLC	68,196	1,130,912
Prudential PLC	60,572	823,846
Rio Tinto PLC	74,651	7,651,383
Rolls-Royce Holdings PLC	124,833	2,537,126
Sage Group PLC	77,049	1,126,293
Shell PLC	181,219	8,302,770
Smith & Nephew PLC	68,250	976,099
Standard Chartered PLC	32,559	945,584
Tesco PLC	176,285	1,091,366
Vodafone Group PLC	4,369,344	7,003,234
Whitbread PLC	32,278	1,060,164
		93,580,885
United States — 2.0%
Amer Sports, Inc.(1)	55,519	1,696,106
Amrize Ltd.(1)	16,058	701,735
Autoliv, Inc.	44,120	5,347,785
CRH PLC	8,001	754,414
Flex Ltd.(1)	20,027	2,187,950
NXP Semiconductors NV	5,888	1,322,680
Super Group SGHC Ltd.	75,808	1,026,440
TechnipFMC PLC	29,974	2,342,468
Valaris Ltd.(1)	9,416	813,260
		16,192,838
TOTAL COMMON STOCKS (Cost $672,302,963)		781,719,312
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.(1) (Cost $—)	966	7
SHORT-TERM INVESTMENTS — 3.4%
Money Market Funds — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,655,316	5,655,316
State Street Navigator Securities Lending Government Money Market Portfolio(4)	21,024,118	21,024,118
TOTAL SHORT-TERM INVESTMENTS (Cost $26,679,434)		26,679,434
TOTAL INVESTMENT SECURITIES — 102.6% (Cost $698,982,397)		808,398,753
OTHER ASSETS AND LIABILITIES — (2.6)%		(20,366,687)
TOTAL NET ASSETS — 100.0%		$788,032,066
9

Schedule of Investments - Quality Diversified International ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.1%
Industrials	17.3%
Consumer Discretionary	15.1%
Health Care	9.9%
Information Technology	9.2%
Materials	8.9%
Energy	6.0%
Consumer Staples	4.6%
Communication Services	3.6%
Utilities	1.7%
Real Estate	0.8%
Short-Term Investments	3.4%
Other Assets and Liabilities	(2.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,853,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $33,505,324, which includes securities collateral of $12,481,206.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$29,594,405	$46,928,935	—
Ireland	3,479,118	4,392,939	—
Israel	4,997,213	8,152,068	—
Italy	1,075,517	34,898,704	—
Norway	1,102,775	14,150,723	—
Switzerland	1,651,543	38,059,908	—
United States	16,192,838	—	—
Other Countries	—	577,042,626	—
Warrants	—	7	—
Short-Term Investments	26,679,434	—	—
	$84,772,843	$723,625,910	—

See Notes to Financial Statements.
10

Schedule of Investments - Small Cap Growth Insights ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.3%
AAR Corp.(1)	2,758	$356,582
Applied Aerospace & Defense, Inc.(1)	10,264	135,485
Astronics Corp.(1)	4,055	298,732
Hexcel Corp.	4,464	413,679
Intuitive Machines, Inc.(1)	8,821	135,490
Karman Holdings, Inc.(1)	5,661	234,648
Mercury Systems, Inc.(1)	509	44,451
Moog, Inc., Class A	128	47,552
		1,666,619
Automobile Components — 0.5%
Garrett Motion, Inc.	2,211	59,586
Visteon Corp.	1,853	188,673
		248,259
Banks — 1.9%
Bancorp, Inc.(1)	4,142	269,230
Columbia Financial, Inc.	13,650	158,613
Mechanics Bancorp	5,135	80,825
Southstate Bank Corp.	1,712	179,572
TFS Financial Corp.	6,079	106,200
Triumph Financial, Inc.(1)	2,533	180,476
		974,916
Beverages — 0.3%
Vita Coco Co., Inc.(1)	2,284	134,105
Biotechnology — 14.3%
Alkermes PLC(1)	5,397	253,605
AnaptysBio, Inc.(1)	1,010	57,600
Arcutis Biotherapeutics, Inc.(1)	8,519	204,200
Arrowhead Pharmaceuticals, Inc.(1)	1,777	146,407
BioCryst Pharmaceuticals, Inc.(1)	5,296	51,371
Bridgebio Pharma, Inc.(1)	2,562	196,224
CareDx, Inc.(1)	1,870	93,706
Celcuity, Inc.(1)	2,100	187,026
Celldex Therapeutics, Inc.(1)	4,878	193,315
CG oncology, Inc.(1)	3,283	246,750
Cogent Biosciences, Inc.(1)	6,388	223,580
Cytokinetics, Inc.(1)	2,433	172,524
Evommune, Inc.(1)	6,493	82,201
Ionis Pharmaceuticals, Inc.(1)	2,463	148,667
Ironwood Pharmaceuticals, Inc.(1)	18,423	78,298
Kiniksa Pharmaceuticals International PLC(1)	4,203	330,482
Krystal Biotech, Inc.(1)	1,554	558,445
Madrigal Pharmaceuticals, Inc.(1)	403	217,632
MeiraGTx Holdings PLC(1)	4,204	58,057
Mineralys Therapeutics, Inc.(1)	5,555	142,597
Newamsterdam Pharma Co. NV(1)	4,369	110,711
Novavax, Inc.(1)	6,748	63,229
Praxis Precision Medicines, Inc.(1)	962	336,989
Protagonist Therapeutics, Inc.(1)	2,440	360,510
PTC Therapeutics, Inc.(1)	2,451	170,443
Scholar Rock Holding Corp.(1)	4,393	249,522
11

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Tango Therapeutics, Inc.(1)	5,628	$128,544
TG Therapeutics, Inc.(1)	4,977	270,251
Travere Therapeutics, Inc.(1)	4,554	301,839
Twist Bioscience Corp.(1)	2,127	295,653
Ultragenyx Pharmaceutical, Inc.(1)	3,999	100,815
UroGen Pharma Ltd.(1)	5,056	217,863
Vaxcyte, Inc.(1)	3,563	216,417
Vera Therapeutics, Inc.(1)	4,490	153,019
Veracyte, Inc.(1)	5,169	223,249
Vericel Corp.(1)	1,206	48,119
Viking Therapeutics, Inc.(1)	2,472	81,032
Vor BioPharma, Inc.(1)	2,791	62,742
Xenon Pharmaceuticals, Inc.(1)	3,806	229,197
		7,262,831
Broadline Retail — 0.3%
Ollie's Bargain Outlet Holdings, Inc.(1)	2,374	179,047
Building Products — 1.8%
AZZ, Inc.	1,033	141,686
CSW Industrials, Inc.	390	120,491
Hayward Holdings, Inc.(1)	20,760	291,678
Trex Co., Inc.(1)	5,576	254,154
Zurn Elkay Water Solutions Corp.	2,445	116,871
		924,880
Capital Markets — 2.8%
Etoro Group Ltd., Class A(1)	5,127	163,961
FactSet Research Systems, Inc.	311	97,514
Hamilton Lane, Inc., Class A	2,196	238,969
Miami International Holdings, Inc.(1)	7,400	317,238
Piper Sandler Cos.	3,118	234,037
StoneX Group, Inc.(1)	2,139	146,479
Victory Capital Holdings, Inc., Class A	1,864	219,971
		1,418,169
Chemicals — 1.8%
Element Solutions, Inc.	6,401	227,492
Perimeter Solutions, Inc.(1)	3,902	119,011
Scotts Miracle-Gro Co.	2,199	131,500
Sensient Technologies Corp.	3,362	453,668
		931,671
Communications Equipment — 0.6%
Extreme Networks, Inc.(1)	8,160	183,518
Gilat Satellite Networks Ltd.(1)	12,641	125,146
		308,664
Construction and Engineering — 2.1%
Argan, Inc.	713	303,018
Construction Partners, Inc., Class A(1)	2,003	212,719
MYR Group, Inc.(1)	477	139,007
Primoris Services Corp.	3,139	226,353
Tutor Perini Corp.	2,221	196,603
		1,077,700
Construction Materials — 0.4%
Titan America SA(1)	9,353	139,547
U.S. Lime & Minerals, Inc.	422	49,851
		189,398
12

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Consumer Finance — 1.9%
Dave, Inc.(1)	541	$194,500
Enova International, Inc.(1)	1,095	248,258
Figure Technology Solutions, Inc., Class A(1)	6,143	225,387
FirstCash Holdings, Inc.	950	203,747
Upstart Holdings, Inc.(1)	3,879	111,250
		983,142
Consumer Staples Distribution & Retail — 0.5%
PriceSmart, Inc.	588	99,966
Sprouts Farmers Market, Inc.(1)	2,194	179,996
		279,962
Diversified Consumer Services — 1.0%
Covista, Inc.(1)	1,516	200,613
Frontdoor, Inc.(1)	2,769	223,929
OneSpaWorld Holdings Ltd.	1,935	48,046
Stride, Inc.(1)	596	51,667
		524,255
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(1)	934	84,891
Bandwidth, Inc., Class A(1)	1,122	54,339
Lumen Technologies, Inc.(1)	11,032	68,950
		208,180
Electrical Equipment — 1.1%
Allient, Inc.	513	48,227
EnerSys	436	80,163
Forgent Power Solutions, Inc.(1)	5,241	160,060
Regal Rexnord Corp.	1,603	253,995
		542,445
Electronic Equipment, Instruments and Components — 5.0%
Bel Fuse, Inc., Class B	411	102,452
Cognex Corp.	4,313	262,921
Crane NXT Co.	2,449	119,756
Frequency Electronics, Inc.(1)	675	40,669
Itron, Inc.(1)	2,025	196,445
Littelfuse, Inc.	724	298,418
Mirion Technologies, Inc., Class A(1)	13,861	208,885
nLight, Inc.(1)	3,134	132,474
Novanta, Inc.(1)	2,420	353,852
OSI Systems, Inc.(1)	866	180,050
Plexus Corp.(1)	1,648	394,647
Ralliant Corp.	4,481	276,612
		2,567,181
Energy Equipment and Services — 3.0%
Expro Ltd.(1)	22,457	406,921
Helmerich & Payne, Inc.	2,190	95,440
Kodiak Gas Services, Inc.	853	50,131
Liberty Energy, Inc., Class A	2,791	55,011
Noble Corp. PLC	1,284	58,846
Patterson-UTI Energy, Inc.	13,791	174,318
Solaris Energy Infrastructure, Inc., Class A	2,400	121,848
Tidewater, Inc.(1)	1,528	142,287
Transocean Ltd.(1)	15,507	90,096
Weatherford International PLC	3,481	340,337
		1,535,235
13

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Entertainment — 0.2%
Lionsgate Studios Corp.(1)	6,741	$76,375
Stubhub Holdings, Inc., Class A(1)	7,491	47,793
		124,168
Financial Services — 1.7%
Chime Financial, Inc., Class A(1)	10,366	343,218
Paymentus Holdings, Inc., Class A(1)	3,708	132,005
Paysign, Inc.(1)	6,305	78,560
Remitly Global, Inc.(1)	6,336	169,425
Sezzle, Inc.(1)	993	119,706
		842,914
Food Products — 0.5%
Freshpet, Inc.(1)	2,217	154,880
Mama's Creations, Inc.(1)	3,362	54,565
Tootsie Roll Industries, Inc.	1,285	52,505
		261,950
Ground Transportation — 0.9%
ArcBest Corp.	1,729	238,550
Avis Budget Group, Inc.(1)	362	53,391
Saia, Inc.(1)	491	174,369
		466,310
Health Care Equipment and Supplies — 2.3%
Alphatec Holdings, Inc.(1)	27,505	257,722
Envista Holdings Corp.(1)	6,834	185,475
Glaukos Corp.(1)	1,313	235,762
Novocure Ltd.(1)	3,038	53,621
Omnicell, Inc.(1)	4,319	151,856
SI-BONE, Inc.(1)	11,685	222,248
TransMedics Group, Inc.(1)	614	52,110
		1,158,794
Health Care Providers and Services — 5.7%
Alignment Healthcare, Inc.(1)	5,229	70,069
BrightSpring Health Services, Inc.(1)	3,305	193,012
Clover Health Investments Corp.(1)	11,603	48,152
Concentra Group Holdings Parent, Inc.	2,131	71,900
Encompass Health Corp.	2,852	342,839
Ensign Group, Inc.	1,654	284,918
Guardant Health, Inc.(1)	1,095	174,127
HealthEquity, Inc.(1)	3,104	299,660
Hims & Hers Health, Inc.(1)	5,636	166,713
Omada Health, Inc.(1)	15,220	373,651
PACS Group, Inc.(1)	5,040	213,242
Privia Health Group, Inc.(1)	3,871	79,317
RadNet, Inc.(1)	5,227	396,311
U.S. Physical Therapy, Inc.	2,651	206,089
		2,920,000
Health Care REITs — 0.4%
American Healthcare REIT, Inc.	3,805	210,074
Health Care Technology — 0.4%
HeartFlow, Inc.(1)	1,782	89,795
Waystar Holding Corp.(1)	4,572	119,695
		209,490
14

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Hotels, Restaurants and Leisure — 2.3%
Brinker International, Inc.(1)	1,351	$308,703
Genius Sports Ltd.(1)	7,488	55,561
Life Time Group Holdings, Inc.(1)	8,097	340,236
Pursuit Attractions & Hospitality, Inc.(1)	3,965	190,320
Rush Street Interactive, Inc.(1)	5,656	145,699
Six Flags Entertainment Corp.(1)	4,054	61,013
Wendy's Co.	7,190	59,677
		1,161,209
Household Durables — 0.4%
Champion Homes, Inc.(1)	760	67,845
LGI Homes, Inc.(1)	1,114	62,317
XMAX, Inc.(1)	7,835	70,280
		200,442
Household Products — 0.3%
WD-40 Co.	630	134,914
Independent Power and Renewable Electricity Producers — 1.2%
Fervo Energy Co., Class A(1)	7,325	112,659
Talen Energy Corp.(1)	705	208,511
TransAlta Corp.	26,203	317,056
		638,226
Industrial Conglomerates — 0.2%
Icahn Enterprises LP	12,882	87,598
Insurance — 1.8%
Baldwin Insurance Group, Inc.(1)	4,234	130,619
Bowhead Specialty Holdings, Inc.(1)	6,224	208,629
Lemonade, Inc.(1)	1,793	93,648
Oscar Health, Inc., Class A(1)	7,065	211,667
Palomar Holdings, Inc.	1,286	170,485
Trupanion, Inc.(1)	1,774	51,712
TWFG, Inc.(1)	2,303	66,396
		933,156
Interactive Media and Services — 0.2%
Cargurus, Inc.(1)	2,361	84,193
IT Services — 0.5%
Applied Digital Corp.(1)	6,259	159,041
Fastly, Inc., Class A(1)	4,484	102,190
		261,231
Leisure Products — 0.8%
Brunswick Corp.	2,473	187,701
Callaway Golf Co.(1)	13,048	204,984
		392,685
Life Sciences Tools and Services — 2.9%
10X Genomics, Inc., Class A(1)	8,424	526,079
AbCellera Biologics, Inc.(1)	8,750	100,450
Adaptive Biotechnologies Corp.(1)	13,129	327,175
Avantor, Inc.(1)	3,953	57,476
Bruker Corp.	925	53,659
Fortrea Holdings, Inc.(1)	2,978	54,706
Repligen Corp.(1)	810	146,594
Stevanato Group SpA	9,180	196,727
		1,462,866
15

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Machinery — 3.1%
CECO Environmental Corp.(1)	6,503	$463,014
Enpro, Inc.	138	40,878
ESCO Technologies, Inc.	1,294	353,301
Federal Signal Corp.	869	101,673
Flowserve Corp.	3,960	313,197
Kadant, Inc.	371	110,981
Mueller Water Products, Inc., Class A	3,973	95,908
Trinity Industries, Inc.	3,904	112,513
		1,591,465
Media — 1.2%
Magnite, Inc.(1)	15,879	372,998
New York Times Co., Class A	3,237	217,753
		590,751
Metals and Mining — 1.9%
Almonty Industries, Inc.(1)	3,237	57,619
Century Aluminum Co.(1)	2,133	97,627
Constellium SE(1)	6,908	182,578
Materion Corp.	1,078	254,494
SSR Mining, Inc.	6,588	247,775
Warrior Met Coal, Inc.	1,177	127,399
		967,492
Oil, Gas and Consumable Fuels — 2.0%
Centrus Energy Corp., Class A(1)	1,030	176,542
Delek U.S. Holdings, Inc.	4,298	319,513
DHT Holdings, Inc.	4,134	81,027
Energy Fuels, Inc.(1)	10,268	151,453
Murphy Oil Corp.	7,341	267,359
		995,894
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	2,387	98,655
Pharmaceuticals — 3.6%
Amneal Pharmaceuticals, Inc.(1)	6,085	106,305
Crinetics Pharmaceuticals, Inc.(1)	4,119	349,909
Edgewise Therapeutics, Inc.(1)	5,046	210,771
Enliven Therapeutics, Inc.(1)	2,816	163,018
Eton Pharmaceuticals, Inc.(1)	1,882	113,748
Harrow, Inc.(1)	1,349	49,792
Indivior Pharmaceuticals, Inc.(1)	3,559	124,316
Ligand Pharmaceuticals, Inc.(1)	891	253,133
Liquidia Corp.(1)	2,596	176,969
Nuvation Bio, Inc.(1)	23,190	154,445
Septerna, Inc.(1)	2,057	78,475
Tarsus Pharmaceuticals, Inc.(1)	802	59,541
		1,840,422
Professional Services — 1.7%
Andersen Group, Inc., Class A(1)	5,333	297,261
First Advantage Corp.(1)	10,097	212,239
Innodata, Inc.(1)	802	45,249
Kforce, Inc.	931	53,607
Korn Ferry	1,277	109,247
Paylocity Holding Corp.(1)	430	68,895
Planet Labs PBC(1)	2,961	58,776
		845,274
16

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
Real Estate Management and Development — 1.4%
AGNT, Inc.	12,546	$51,690
Colliers International Group, Inc.	1,778	178,973
Compass, Inc., Class A(1)	24,876	262,691
FirstService Corp. (Toronto)	1,170	162,818
Landbridge Co. LLC, Class A	852	74,618
		730,790
Retail REITs — 0.3%
Agree Realty Corp.	1,357	98,043
NETSTREIT Corp.	2,538	51,674
		149,717
Semiconductors and Semiconductor Equipment — 4.7%
ACM Research, Inc., Class A(1)	1,534	111,706
Aehr Test Systems(1)	598	47,403
Ambarella, Inc.(1)	1,705	118,293
Axcelis Technologies, Inc.(1)	581	67,007
AXT, Inc.(1)	1,469	89,036
Diodes, Inc.(1)	2,294	208,295
Enphase Energy, Inc.(1)	1,439	52,408
Ichor Holdings Ltd.(1)	2,299	123,157
Impinj, Inc.(1)	1,918	334,346
Kulicke & Soffa Industries, Inc.	697	55,802
Lattice Semiconductor Corp.(1)	1,678	193,540
MaxLinear, Inc.(1)	2,445	146,480
Onto Innovation, Inc.(1)	1,017	271,753
Penguin Solutions, Inc.(1)	2,209	108,418
Power Integrations, Inc.	3,215	165,187
SiTime Corp.(1)	324	183,196
Ultra Clean Holdings, Inc.(1)	1,542	104,594
		2,380,621
Software — 9.1%
Adeia, Inc.	1,959	49,426
Agilysys, Inc.(1)	3,454	402,080
Asana, Inc., Class A(1)	6,650	68,229
Box, Inc., Class A(1)	6,899	246,846
Braze, Inc., Class A(1)	7,246	246,654
Cleanspark, Inc.(1)	15,318	177,995
Clear Secure, Inc., Class A	3,965	175,055
Core Scientific, Inc.(1)	14,960	243,848
Descartes Systems Group, Inc.(1)	2,134	172,086
Elastic NV(1)	2,291	223,487
Freshworks, Inc., Class A(1)	5,558	77,367
Guidewire Software, Inc.(1)	1,135	232,391
InterDigital, Inc.	252	84,427
JFrog Ltd.(1)	2,761	276,293
Klaviyo, Inc., Class A(1)	4,549	93,618
Life360, Inc.(1)	2,127	91,163
Netskope, Inc., Class A(1)	5,544	84,879
Q2 Holdings, Inc.(1)	4,709	306,273
Qualys, Inc.(1)	2,169	403,738
Riot Platforms, Inc.(1)	15,672	297,690
ServiceTitan, Inc., Class A(1)	773	75,785
Tenable Holdings, Inc.(1)	4,480	170,912
17

Schedule of Investments - Small Cap Growth Insights ETF

	Shares	Value
UiPath, Inc., Class A(1)	4,286	$80,020
Varonis Systems, Inc.(1)	2,975	130,216
Zeta Global Holdings Corp., Class A(1)	7,844	242,929
		4,653,407
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(1)	1,119	160,107
Bob's Discount Furniture, Inc.(1)	11,707	197,029
Boot Barn Holdings, Inc.(1)	1,410	212,388
Five Below, Inc.(1)	1,024	252,764
GameStop Corp., Class A(1)	2,885	53,026
National Vision Holdings, Inc.(1)	8,834	150,885
RealReal, Inc.(1)	13,944	142,787
Victoria's Secret & Co.(1)	1,122	95,830
Warby Parker, Inc., Class A(1)	2,275	55,965
Wayfair, Inc., Class A(1)	2,772	275,176
		1,595,957
Trading Companies and Distributors — 1.6%
Applied Industrial Technologies, Inc.	751	243,309
Herc Holdings, Inc.	2,246	342,156
Xometry, Inc., Class A(1)	2,608	241,735
		827,200
Water Utilities — 0.2%
H2O America	1,350	85,549
TOTAL COMMON STOCKS (Cost $49,269,925)		50,860,073
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1) (Cost $315)	485	316
WARRANTS — 0.0%
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)	200	39
Opendoor Technologies, Inc.(1)	200	22
Opendoor Technologies, Inc.(1)	200	22
		83
TOTAL WARRANTS (Cost $—)		83
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $76,464)	76,464	76,464
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $49,346,704)		50,936,936
OTHER ASSETS AND LIABILITIES — 0.0%		1,401
TOTAL NET ASSETS — 100.0%		$50,938,337

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
18

Schedule of Investments - Small Cap Growth Insights ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$50,380,199	$479,874	—
Rights	316	—	—
Warrants	83	—	—
Short-Term Investments	76,464	—	—
	$50,457,062	$479,874	—

See Notes to Financial Statements.
19

Schedule of Investments - Small Cap Value Insights ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Automobile Components — 2.8%
Dorman Products, Inc.(1)	635	$81,820
Garrett Motion, Inc.	4,726	127,366
Gentex Corp.	4,397	98,361
Patrick Industries, Inc.	1,176	96,103
Phinia, Inc.	1,135	77,679
Visteon Corp.	1,104	112,409
XPEL, Inc.(1)	676	33,300
		627,038
Banks — 22.2%
Amalgamated Financial Corp.	2,275	109,359
Ameris Bancorp	2,325	195,881
Atlantic Union Bankshares Corp.	9,125	368,011
Axos Financial, Inc.(1)	1,546	149,637
Bancorp, Inc.(1)	877	57,005
Bank OZK	2,240	109,939
Cathay General Bancorp	2,926	179,101
Central BanCo, Inc., Class A	9,336	299,732
Civista Bancshares, Inc.	1,744	47,053
Columbia Banking System, Inc.	12,182	361,075
CVB Financial Corp.	11,111	246,331
First Financial Bankshares, Inc.	3,822	127,005
First Financial Corp.	1,275	99,807
Fulton Financial Corp.	9,020	211,609
Home BancShares, Inc.	7,986	235,268
International Bancshares Corp.	2,843	199,465
Lakeland Financial Corp.	1,554	91,826
Mercantile Bank Corp.	1,773	105,955
Metropolitan Bank Holding Corp.	654	59,370
Northeast Bank	402	50,712
Old National Bancorp	16,355	418,361
Provident Financial Services, Inc.	17,503	409,570
ServisFirst Bancshares, Inc.	1,653	71,145
Southstate Bank Corp.	1,509	158,279
UMB Financial Corp.	1,697	240,346
United Bankshares, Inc.	7,611	358,707
		4,960,549
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	469	83,393
Celsius Holdings, Inc.(1)	1,715	53,937
Vita Coco Co., Inc.(1)	810	47,559
		184,889
Biotechnology — 0.3%
Halozyme Therapeutics, Inc.(1)	704	74,969
Broadline Retail — 0.2%
Dillard's, Inc., Class A	61	38,184
Building Products — 2.3%
A.O. Smith Corp.	1,194	70,601
Apogee Enterprises, Inc.	1,977	77,222
AZZ, Inc.	647	88,742
Hayward Holdings, Inc.(1)	2,296	32,259
20

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Resideo Technologies, Inc.(1)	3,448	$66,753
Tecnoglass Holdings, Inc.	810	32,157
Trex Co., Inc.(1)	1,493	68,051
UFP Industries, Inc.	978	82,661
		518,446
Capital Markets — 2.8%
Acadian Asset Management, Inc.	640	60,288
Artisan Partners Asset Management, Inc., Class A	2,161	91,994
Donnelley Financial Solutions, Inc.(1)	613	29,608
Hamilton Lane, Inc., Class A	878	95,544
Marex Group Ltd.	2,636	191,057
Miami International Holdings, Inc.(1)	816	34,982
Oppenheimer Holdings, Inc., Class A	281	33,380
PJT Partners, Inc., Class A	462	83,340
		620,193
Chemicals — 3.9%
Ashland, Inc.	2,325	170,492
Avient Corp.	5,430	239,246
Cabot Corp.	1,508	124,727
Ingevity Corp.(1)	1,026	71,091
Minerals Technologies, Inc.	2,282	161,839
NewMarket Corp.	111	99,645
		867,040
Commercial Services and Supplies — 1.0%
Brink's Co.	584	63,615
Interface, Inc.	2,607	98,858
Liquidity Services, Inc.(1)	1,487	61,978
		224,451
Communications Equipment — 0.7%
Extreme Networks, Inc.(1)	1,369	30,789
NetScout Systems, Inc.(1)	2,714	105,385
Vistance Networks, Inc.(1)	4,360	27,511
		163,685
Construction and Engineering — 0.1%
Cardinal Infrastructure Group, Inc., Class A(1)	342	12,647
Construction Materials — 0.1%
Suncrete, Inc., Class A(1)	1,731	29,687
Consumer Finance — 0.5%
PROG Holdings, Inc.	2,740	104,476
Distributors — 0.7%
GigaCloud Technology, Inc., Class A(1)	1,982	96,186
Gold.com, Inc.	1,478	66,466
		162,652
Diversified Consumer Services — 1.5%
Covista, Inc.(1)	755	99,909
Frontdoor, Inc.(1)	811	65,586
Grand Canyon Education, Inc.(1)	423	62,659
McGraw Hill, Inc.(1)	2,325	30,527
Perdoceo Education Corp.	2,390	79,444
		338,125
Diversified Telecommunication Services — 0.3%
IDT Corp., Class B	843	57,509
Electrical Equipment — 1.8%
Atkore, Inc.	1,261	118,143
21

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
DPC Holdings PLC(1)	420	$17,623
EnerSys	683	125,576
Hammond Power Solutions, Inc.	414	71,082
Sensata Technologies Holding PLC	1,454	59,658
		392,082
Electronic Equipment, Instruments and Components — 2.3%
ADI Global Distribution, Inc.(1)	1,724	37,704
Arrow Electronics, Inc.(1)	263	53,765
Bel Fuse, Inc., Class B	133	33,153
Ingram Micro Holding Corp.	2,733	76,989
IPG Photonics Corp.(1)	287	21,835
Knowles Corp.(1)	1,517	51,851
Napco Security Technologies, Inc.	1,023	37,073
Novanta, Inc.(1)	394	57,611
Vishay Intertechnology, Inc.	4,028	122,572
Vontier Corp.	890	28,667
		521,220
Energy Equipment and Services — 1.9%
Flowco Holdings, Inc., Class A	3,249	71,283
HMH Holding, Inc., Class A(1)	1,692	32,588
Kodiak Gas Services, Inc.	602	35,379
Patterson-UTI Energy, Inc.	16,559	209,306
RPC, Inc.	10,205	66,639
		415,195
Financial Services — 4.1%
Compass Diversified Holdings(1)	8,134	94,029
Euronet Worldwide, Inc.(1)	5,016	348,662
EVERTEC, Inc.	8,969	265,752
Paymentus Holdings, Inc., Class A(1)	1,377	49,021
PennyMac Financial Services, Inc.	1,412	103,231
Sezzle, Inc.(1)	360	43,398
		904,093
Food Products — 0.3%
Mama's Creations, Inc.(1)	4,456	72,321
Ground Transportation — 0.9%
ArcBest Corp.	741	102,236
Marten Transport Ltd.	6,046	87,183
		189,419
Health Care Equipment and Supplies — 2.0%
Enovis Corp.(1)	6,625	162,909
Envista Holdings Corp.(1)	2,004	54,388
Lantheus Holdings, Inc.(1)	310	31,298
LeMaitre Vascular, Inc.	613	49,212
Merit Medical Systems, Inc.(1)	817	74,069
Omnicell, Inc.(1)	1,438	50,560
UFP Technologies, Inc.(1)	110	32,774
		455,210
Health Care Providers and Services — 1.4%
Addus HomeCare Corp.(1)	805	92,309
AMN Healthcare Services, Inc.(1)	1,072	36,748
CorVel Corp.(1)	959	66,056
Pediatrix Medical Group, Inc.(1)	2,405	63,083
Progyny, Inc.(1)	2,081	53,253
		311,449
22

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Health Care REITs — 2.4%
American Healthcare REIT, Inc.	5,226	$288,527
LTC Properties, Inc.	3,439	138,661
National Health Investors, Inc.	1,423	101,190
		528,378
Hotel & Resort REITs — 1.1%
Ryman Hospitality Properties, Inc.	712	90,253
Xenia Hotels & Resorts, Inc.	8,729	163,669
		253,922
Hotels, Restaurants and Leisure — 0.8%
Papa John's International, Inc.	1,560	36,629
Sportradar Group AG, Class A(1)	3,263	40,559
Target Hospitality Corp.(1)	1,496	27,706
Vail Resorts, Inc.	604	82,693
		187,587
Household Durables — 1.9%
Cavco Industries, Inc.(1)	128	71,569
Installed Building Products, Inc.	635	154,197
KB Home	3,893	207,497
		433,263
Household Products — 1.0%
Spectrum Brands Holdings, Inc.	2,664	229,930
Industrial REITs — 2.2%
Americold Realty Trust, Inc.	10,035	150,023
Terreno Realty Corp.	4,953	327,938
		477,961
Insurance — 2.2%
Axis Capital Holdings Ltd.	1,901	187,781
HCI Group, Inc.	406	75,406
Skyward Specialty Insurance Group, Inc.(1)	2,113	121,307
Slide Insurance Holdings, Inc.	4,203	97,720
		482,214
Interactive Media and Services — 1.0%
Cargurus, Inc.(1)	870	31,024
QuinStreet, Inc.(1)	2,955	57,445
TripAdvisor, Inc.(1)	6,335	60,309
Ziff Davis, Inc.(1)	1,519	83,773
		232,551
IT Services — 0.5%
Amdocs Ltd.	737	46,475
Globant SA(1)	1,553	63,223
		109,698
Leisure Products — 0.6%
Brunswick Corp.	916	69,525
YETI Holdings, Inc.(1)	1,725	70,811
		140,336
Life Sciences Tools and Services — 0.8%
Bruker Corp.	361	20,942
Repligen Corp.(1)	889	160,891
		181,833
Machinery — 5.5%
Albany International Corp., Class A	1,192	66,073
Blue Bird Corp.(1)	824	47,916
23

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Enpro, Inc.	373	$110,490
Esab Corp.	824	62,113
Gates Industrial Corp. Ltd.(1)	3,441	88,021
Gorman-Rupp Co.	1,021	76,983
Helios Technologies, Inc.	1,233	90,034
Hillman Solutions Corp.(1)	12,959	99,784
Kadant, Inc.	191	57,136
Kennametal, Inc.	4,324	126,866
Proto Labs, Inc.(1)	1,626	130,177
Timken Co.	930	112,018
Toro Co.	1,506	147,302
		1,214,913
Marine Transportation — 1.0%
Global Ship Lease, Inc., Class A	1,523	67,850
Matson, Inc.	655	147,250
		215,100
Media — 1.5%
Criteo SA(1)	1,447	25,539
Criteo SA, ADR(1)	37	653
DoubleVerify Holdings, Inc.(1)	5,187	69,506
Entravision Communications Corp., Class A	7,519	60,077
Liftoff Mobile, Inc.(1)	989	18,376
NIQ Global Intelligence PLC(1)	7,921	150,974
Versant Media Group, Inc.	326	13,405
		338,530
Metals and Mining — 0.3%
Alpha Metallurgical Resources, Inc.(1)	320	75,424
Oil, Gas and Consumable Fuels — 8.9%
Centrus Energy Corp., Class A(1)	425	72,845
Chord Energy Corp.	2,488	366,010
Crescent Energy Co., Class A	22,530	308,436
Excelerate Energy, Inc., Class A	1,270	50,317
Hess Midstream LP, Class A	3,653	146,887
Mach Natural Resources LP	10,091	126,138
Northern Oil & Gas, Inc.	17,920	466,099
Peabody Energy Corp.	4,331	128,587
Permian Resources Corp.	7,461	173,767
Scorpio Tankers, Inc.	525	41,402
Teekay Tankers Ltd., Class A	669	59,969
WhiteHawk Minerals Corp., Class A	1,171	32,132
		1,972,589
Personal Care Products — 1.2%
Edgewell Personal Care Co.	9,093	261,151
Pharmaceuticals — 1.5%
ANI Pharmaceuticals, Inc.(1)	630	46,147
Collegium Pharmaceutical, Inc.(1)	1,334	32,830
Harmony Biosciences Holdings, Inc.(1)	1,724	67,891
Ligand Pharmaceuticals, Inc.(1)	401	113,924
Supernus Pharmaceuticals, Inc.(1)	1,847	81,656
		342,448
Professional Services — 2.2%
Genpact Ltd.	1,973	74,935
Korn Ferry	2,042	174,693
24

Schedule of Investments - Small Cap Value Insights ETF

	Shares	Value
Legalzoom.com, Inc.(1)	5,748	$35,810
TriNet Group, Inc.	2,908	204,403
		489,841
Retail REITs — 0.6%
Getty Realty Corp.	4,389	142,291
Semiconductors and Semiconductor Equipment — 2.7%
Cirrus Logic, Inc.(1)	465	50,922
Diodes, Inc.(1)	1,087	98,700
Enphase Energy, Inc.(1)	1,693	61,659
Kulicke & Soffa Industries, Inc.	1,874	150,032
Penguin Solutions, Inc.(1)	1,765	86,626
Photronics, Inc.(1)	4,817	135,550
Universal Display Corp.	250	20,793
		604,282
Software — 1.5%
ACI Worldwide, Inc.(1)	1,234	65,747
Adeia, Inc.	2,537	64,008
InterDigital, Inc.	88	29,483
OneSpan, Inc.	1,886	31,157
Opera Ltd., ADR	1,807	34,749
Progress Software Corp.(1)	1,155	53,442
Teradata Corp.(1)	1,938	56,202
		334,788
Specialized REITs — 0.5%
EPR Properties	2,014	118,242
Specialty Retail — 1.1%
Bath & Body Works, Inc.	5,645	108,666
MarineMax, Inc.(1)	2,399	125,180
		233,846
Textiles, Apparel and Luxury Goods — 0.8%
Birkenstock Holding PLC(1)	2,645	92,337
Figs, Inc., Class A(1)	6,108	93,697
		186,034
Tobacco — 0.2%
Turning Point Brands, Inc.	438	35,465
Trading Companies and Distributors — 0.3%
EquipmentShare.com, Inc., Class A(1)	2,321	40,873
Global Industrial Co.	684	26,744
		67,617
Water Utilities — 0.3%
American States Water Co.	644	57,503
TOTAL COMMON STOCKS (Cost $20,488,018)		22,193,266
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $65,997)	65,997	65,997
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $20,554,015)		22,259,263
OTHER ASSETS AND LIABILITIES — 0.2%		47,574
TOTAL NET ASSETS — 100.0%		$22,306,837

25

Schedule of Investments - Small Cap Value Insights ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$22,122,184	$71,082	—
Short-Term Investments	65,997	—	—
	$22,188,181	$71,082	—

See Notes to Financial Statements.
26

Schedule of Investments - U.S. Quality Growth ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 5.1%
ATI, Inc.(1)	8,279	$1,690,572
Carpenter Technology Corp.	8,950	4,263,959
General Electric Co.	5,702	1,914,218
Hexcel Corp.	18,765	1,738,953
Howmet Aerospace, Inc.	79,174	19,393,671
Lockheed Martin Corp.	83,139	46,660,101
Moog, Inc., Class A	4,573	1,698,870
RTX Corp.	116,239	24,146,327
		101,506,671
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	9,248	1,753,883
Automobile Components — 0.1%
Gentex Corp.	136,760	3,059,321
Beverages — 0.4%
Coca-Cola Co.	18,883	1,674,356
Coca-Cola Consolidated, Inc.	25,768	5,039,448
Monster Beverage Corp.(1)	39,868	1,830,738
		8,544,542
Biotechnology — 4.5%
Alnylam Pharmaceuticals, Inc.(1)	13,669	3,289,992
Amgen, Inc.	7,268	3,124,368
Caris Life Sciences, Inc.(1)	189,951	4,841,851
Exelixis, Inc.(1)	473,129	25,851,769
Gilead Sciences, Inc.	21,985	3,217,285
Halozyme Therapeutics, Inc.(1)	29,695	3,162,220
Incyte Corp.(1)	252,358	31,095,553
Neurocrine Biosciences, Inc.(1)	79,432	12,234,911
Vertex Pharmaceuticals, Inc.(1)	5,891	3,207,767
		90,025,716
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	227,248	59,032,213
Dillard's, Inc., Class A	5,020	3,142,369
Macy's, Inc.	139,180	3,056,393
		65,230,975
Building Products — 0.6%
A.O. Smith Corp.(2)	51,438	3,041,529
Carlisle Cos., Inc.	8,899	3,084,215
Johnson Controls International PLC	12,149	1,679,478
Trane Technologies PLC	10,957	4,869,291
		12,674,513
Capital Markets — 1.7%
Charles Schwab Corp.	15,284	1,678,489
Evercore, Inc., Class A	66,721	19,110,896
Interactive Brokers Group, Inc., Class A	18,668	1,816,210
Morningstar, Inc.	24,757	5,420,297
Piper Sandler Cos.	43,128	3,237,188
SEI Investments Co.	29,129	3,232,736
		34,495,816
Commercial Services and Supplies — 0.1%
Cintas Corp.	8,375	1,689,991
27

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Communications Equipment — 2.8%
Arista Networks, Inc.(1)	263,800	$51,623,022
Ciena Corp.(1)	4,670	1,787,676
F5, Inc.(1)	8,512	3,465,491
		56,876,189
Construction and Engineering — 0.9%
Comfort Systems USA, Inc.	8,200	12,674,084
EMCOR Group, Inc.	2,271	1,668,140
Quanta Services, Inc.	2,816	1,709,566
Valmont Industries, Inc.	3,608	1,694,533
		17,746,323
Consumer Staples Distribution & Retail — 0.8%
Casey's General Stores, Inc.	2,034	1,529,995
Costco Wholesale Corp.	2,516	2,374,827
Dollar Tree, Inc.(1)	23,590	2,986,258
Maplebear, Inc.(1)	62,303	3,147,548
Sprouts Farmers Market, Inc.(1)	37,456	3,072,890
U.S. Foods Holding Corp.(1)	15,882	1,665,069
Walmart, Inc.	16,312	1,710,640
		16,487,227
Diversified Consumer Services — 0.2%
H&R Block, Inc.	60,098	3,104,062
Electric Utilities — 0.2%
Edison International	84,386	4,555,156
Electrical Equipment — 1.8%
Acuity, Inc.	9,584	3,179,875
EnerSys	34,414	6,327,358
GE Vernova, Inc.	21,864	19,645,460
Vertiv Holdings Co., Class A	22,975	5,944,092
		35,096,785
Electronic Equipment, Instruments and Components — 3.7%
Amphenol Corp., Class A	297,769	47,211,275
Cognex Corp.	29,675	1,808,988
Corning, Inc.	95,482	14,201,038
Jabil, Inc.	16,280	4,969,633
TE Connectivity PLC	15,938	3,271,274
Zebra Technologies Corp., Class A(1)	8,880	3,139,524
		74,601,732
Entertainment — 2.1%
Netflix, Inc.(1)	271,543	22,008,560
Spotify Technology SA(1)	38,294	20,817,384
		42,825,944
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(1)	3,444	1,735,880
Block, Inc.(1)	21,346	1,750,799
Chime Financial, Inc., Class A(1)	151,781	5,025,469
Mastercard, Inc., Class A	112,784	66,464,739
Toast, Inc., Class A(1)	185,814	6,334,399
Visa, Inc., Class A	12,979	4,923,843
		86,235,129
Ground Transportation — 1.7%
JB Hunt Transport Services, Inc.	66,844	17,745,077
Lyft, Inc., Class A(1)	729,861	12,334,651
28

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Old Dominion Freight Line, Inc.	8,621	$1,723,855
Uber Technologies, Inc.(1)	40,685	3,077,820
		34,881,403
Health Care Equipment and Supplies — 2.3%
Dexcom, Inc.(1)	188,037	17,122,649
Globus Medical, Inc., Class A(1)	38,368	3,122,004
IDEXX Laboratories, Inc.(1)	3,104	1,727,966
Intuitive Surgical, Inc.(1)	64,435	24,282,974
		46,255,593
Health Care Providers and Services — 0.7%
Cardinal Health, Inc.	7,476	1,754,019
Centene Corp.(1)	75,602	4,864,232
Chemed Corp.	3,208	1,664,022
UnitedHealth Group, Inc.	12,446	4,846,597
		13,128,870
Health Care REITs — 0.1%
American Healthcare REIT, Inc.	30,915	1,706,817
Hotels, Restaurants and Leisure — 4.2%
Booking Holdings, Inc.	279,139	55,573,783
Brinker International, Inc.(1)	12,704	2,902,864
Expedia Group, Inc.	81,222	25,757,121
		84,233,768
Household Durables — 0.6%
Garmin Ltd.	5,963	1,694,148
SharkNinja, Inc.(1)	51,785	9,968,095
		11,662,243
Household Products — 0.3%
Colgate-Palmolive Co.	56,743	5,096,656
Insurance — 0.1%
Willis Towers Watson PLC	4,952	1,676,500
Interactive Media and Services — 4.9%
Alphabet, Inc., Class A	191,837	65,099,886
Match Group, Inc.	77,307	3,142,530
Meta Platforms, Inc., Class A	39,890	22,830,643
Pinterest, Inc., Class A(1)	137,452	2,984,083
Reddit, Inc., Class A(1)	32,503	4,804,268
		98,861,410
IT Services — 2.2%
Cloudflare, Inc., Class A(1)	6,196	1,890,462
Cognizant Technology Solutions Corp., Class A	51,865	3,349,442
Gartner, Inc.(1)	63,636	12,606,928
GoDaddy, Inc., Class A(1)	128,374	12,565,247
International Business Machines Corp.	13,964	3,265,761
MongoDB, Inc.(1)	4,313	1,955,385
Okta, Inc.(1)	13,264	2,295,202
Twilio, Inc., Class A(1)	9,388	2,212,094
VeriSign, Inc.	17,068	4,920,363
		45,060,884
Leisure Products — 0.2%
Hasbro, Inc.	33,813	3,181,803
Life Sciences Tools and Services — 1.7%
Illumina, Inc.(1)	22,236	4,750,276
Medpace Holdings, Inc.(1)	48,029	28,528,746
29

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
West Pharmaceutical Services, Inc.	4,916	$1,676,897
		34,955,919
Machinery — 1.2%
Caterpillar, Inc.	6,120	4,880,516
ESCO Technologies, Inc.	6,302	1,720,635
Federal Signal Corp.	41,437	4,848,129
Graco, Inc.	61,916	4,794,156
Parker-Hannifin Corp.	1,712	1,676,801
SPX Technologies, Inc.(1)	8,647	1,701,297
Symbotic, Inc.(1)	43,397	1,721,559
Toro Co.	32,429	3,171,881
		24,514,974
Metals and Mining — 0.3%
Newmont Corp.	47,012	5,926,333
Oil, Gas and Consumable Fuels — 1.2%
HF Sinclair Corp.	33,892	3,443,766
Marathon Petroleum Corp.	31,572	11,786,459
Phillips 66	7,179	1,770,198
Texas Pacific Land Corp.	4,652	1,741,430
Valero Energy Corp.	14,343	5,147,989
		23,889,842
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	213,035	14,232,868
Eli Lilly & Co.	47,763	55,248,895
Johnson & Johnson	11,815	3,141,018
Merck & Co., Inc.	21,215	3,134,729
		75,757,510
Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	42,888	3,244,477
Paycom Software, Inc.	14,049	3,359,116
UL Solutions, Inc., Class A	66,926	4,987,326
		11,590,919
Real Estate Management and Development — 1.7%
Jones Lang LaSalle, Inc.(1)	90,899	33,257,217
Semiconductors and Semiconductor Equipment — 8.5%
Advanced Micro Devices, Inc.(1)	30,427	14,322,597
Analog Devices, Inc.	13,372	4,842,536
Applied Materials, Inc.	10,250	4,698,497
Astera Labs, Inc.(1)	12,731	3,780,852
Cirrus Logic, Inc.(1)	95,509	10,459,191
FormFactor, Inc.(1)	16,100	1,619,821
KLA Corp.	79,335	13,919,326
Lam Research Corp.	88,816	26,777,136
Marvell Technology, Inc.	7,577	1,603,748
Micron Technology, Inc.	43,611	41,811,174
Monolithic Power Systems, Inc.	1,352	1,714,025
Qnity Electronics, Inc.	13,761	1,643,476
QUALCOMM, Inc.	20,350	3,469,268
Teradyne, Inc.	13,602	4,758,388
Texas Instruments, Inc.	131,302	34,258,005
		169,678,040
Software — 16.3%
Adobe, Inc.(1)	123,059	36,030,445
30

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
Autodesk, Inc.(1)	12,680	$3,278,160
Commvault Systems, Inc.(1)	24,603	3,383,405
Crowdstrike Holdings, Inc., Class A(1)	91,107	21,045,717
Datadog, Inc., Class A(1)	7,694	1,823,786
Docusign, Inc.(1)	206,270	13,669,513
Elastic NV(1)	59,611	5,815,053
Fortinet, Inc.(1)	135,525	23,165,288
Guidewire Software, Inc.(1)	9,052	1,853,397
HubSpot, Inc.(1)	33,538	8,765,492
InterDigital, Inc.	14,550	4,874,687
Intuit, Inc.	8,720	3,133,096
Manhattan Associates, Inc.(1)	23,281	5,196,086
Microsoft Corp.	122,215	61,998,447
Nutanix, Inc., Class A(1)	74,434	5,103,939
Palantir Technologies, Inc., Class A(1)	282,175	52,591,776
Palo Alto Networks, Inc.(1)	4,950	1,891,544
Pegasystems, Inc.	188,217	6,928,268
PTC, Inc.(1)	20,907	3,256,056
Salesforce, Inc.	162,619	41,880,897
Samsara, Inc., Class A(1)	43,074	1,759,573
ServiceNow, Inc.(1)	38,757	5,735,648
Tyler Technologies, Inc.(1)	4,882	1,817,178
UiPath, Inc., Class A(1)	386,074	7,208,002
Workday, Inc., Class A(1)	16,197	3,198,098
		325,403,551
Specialty Retail — 1.9%
Chewy, Inc., Class A(1)	334,246	7,955,055
Five Below, Inc.(1)	6,612	1,632,106
Gap, Inc.	158,425	3,534,462
Ross Stores, Inc.	86,309	19,725,059
TJX Cos., Inc.	35,271	4,723,139
		37,569,821
Technology Hardware, Storage and Peripherals — 10.7%
Apple, Inc.	223,893	70,940,497
Dell Technologies, Inc., Class C	66,387	30,273,136
NetApp, Inc.	17,265	3,199,032
Sandisk Corp.(1)	17,284	27,078,843
Seagate Technology Holdings PLC	49,967	41,391,663
Western Digital Corp.	91,198	41,089,259
		213,972,430
Textiles, Apparel and Luxury Goods — 1.4%
Crocs, Inc.(1)	25,635	3,085,941
Deckers Outdoor Corp.(1)	35,035	3,050,848
Ralph Lauren Corp.	56,882	19,732,366
Tapestry, Inc.	24,409	3,011,826
		28,880,981
Trading Companies and Distributors — 0.1%
United Rentals, Inc.	1,603	1,663,914
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	27,176	4,903,637
TOTAL COMMON STOCKS (Cost $1,808,906,458)		1,994,221,010
31

Schedule of Investments - U.S. Quality Growth ETF

	Shares	Value
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1) (Cost $2,638)	2,586	$2,638
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,663,483	4,663,483
State Street Navigator Securities Lending Government Money Market Portfolio(3)	60,500	60,500
TOTAL SHORT-TERM INVESTMENTS (Cost $4,723,983)		4,723,983
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,813,633,079)		1,998,947,631
OTHER ASSETS AND LIABILITIES — 0.1%		2,906,630
TOTAL NET ASSETS — 100.0%		$2,001,854,261

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $59,130. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $60,500.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
32

Schedule of Investments - U.S. Quality Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 3.0%
General Dynamics Corp.	1,114	$413,684
Lockheed Martin Corp.	15,916	8,932,537
RTX Corp.	2,209	458,876
Textron, Inc.	5,206	419,395
		10,224,492
Air Freight and Logistics — 0.3%
FedEx Corp.	1,280	419,072
United Parcel Service, Inc., Class B	4,162	433,805
		852,877
Automobile Components — 0.9%
Aptiv PLC(1)	9,032	404,272
BorgWarner, Inc.	10,527	675,412
Gentex Corp.	52,448	1,173,262
Lear Corp.	6,958	869,681
		3,122,627
Automobiles — 0.1%
Tesla, Inc.(1)	1,225	450,739
Banks — 0.1%
Bank of America Corp.	6,860	424,908
Beverages — 3.0%
Brown-Forman Corp., Class B	14,872	395,149
Coca-Cola Co.	43,205	3,830,987
Coca-Cola Consolidated, Inc.	2,220	434,166
PepsiCo, Inc.	38,421	5,392,003
		10,052,305
Biotechnology — 3.6%
AbbVie, Inc.	21,013	5,388,154
Exelixis, Inc.(1)	7,838	428,268
Gilead Sciences, Inc.	41,995	6,145,548
Incyte Corp.(1)	3,341	411,678
		12,373,648
Broadline Retail — 0.5%
Amazon.com, Inc.(1)	1,631	423,685
Dillard's, Inc., Class A	718	449,446
Macy's, Inc.	37,674	827,321
		1,700,452
Building Products — 1.4%
A.O. Smith Corp.	47,837	2,828,602
Carlisle Cos., Inc.	1,179	408,618
Fortune Brands Innovations, Inc.	9,510	421,578
Masco Corp.	11,681	842,901
UFP Industries, Inc.(2)	4,792	405,020
		4,906,719
Capital Markets — 2.0%
Ameriprise Financial, Inc.	762	421,470
Blackrock, Inc.	729	842,440
Blackstone, Inc.	2,977	426,425
Charles Schwab Corp.	3,762	413,143
Evercore, Inc., Class A	1,474	422,198
FactSet Research Systems, Inc.	1,400	438,970
33

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Goldman Sachs Group, Inc.	1,144	$1,173,629
Morgan Stanley	1,997	426,000
Morningstar, Inc.	1,966	430,436
Piper Sandler Cos.	5,716	429,043
S&P Global, Inc.	982	427,995
SEI Investments Co.	3,861	428,494
T. Rowe Price Group, Inc.	3,889	432,768
		6,713,011
Chemicals — 0.4%
CF Industries Holdings, Inc.	3,308	430,139
Linde PLC	1,745	854,317
		1,284,456
Commercial Services and Supplies — 0.1%
Rollins, Inc.	11,475	413,903
Communications Equipment — 2.5%
Arista Networks, Inc.(1)	2,272	444,608
Cisco Systems, Inc.	67,950	7,507,795
F5, Inc.(1)	1,128	459,243
		8,411,646
Consumer Finance — 0.1%
American Express Co.	1,267	418,325
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp.	440	415,312
Dollar General Corp.	3,412	432,471
Dollar Tree, Inc.(1)	3,127	395,847
Kroger Co.	7,237	416,417
Target Corp.	27,684	4,453,802
Walmart, Inc.	8,030	842,106
		6,955,955
Containers and Packaging — 1.3%
Avery Dennison Corp.	20,236	3,523,290
Crown Holdings, Inc.	3,570	415,512
Packaging Corp. of America	1,718	401,909
		4,340,711
Distributors — 0.2%
LKQ Corp.	33,222	833,872
Diversified Consumer Services — 0.5%
ADT, Inc.	115,247	851,675
H&R Block, Inc.	15,930	822,785
		1,674,460
Diversified Telecommunication Services — 4.0%
AT&T, Inc.	216,363	5,601,638
Comcast Corp., Class A	174,064	4,633,584
Verizon Communications, Inc.	65,151	3,258,853
		13,494,075
Electrical Equipment — 0.6%
Acuity, Inc.	1,410	467,824
Eaton Corp. PLC	1,046	420,366
EnerSys	2,280	419,201
GE Vernova, Inc.	454	407,933
Sensata Technologies Holding PLC	10,190	418,096
		2,133,420
Electronic Equipment, Instruments and Components — 1.0%
Amphenol Corp., Class A	2,749	435,854
34

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Arrow Electronics, Inc.(1)	2,118	$432,983
Corning, Inc.	2,938	436,969
Jabil, Inc.	1,402	427,974
Littelfuse, Inc.	1,060	436,911
Sanmina Corp.(1)	2,310	454,423
TE Connectivity PLC	2,112	433,488
Zebra Technologies Corp., Class A(1)	1,177	416,128
		3,474,730
Entertainment — 0.5%
Netflix, Inc.(1)	5,344	433,131
Walt Disney Co.	12,398	1,333,405
		1,766,536
Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	848	427,417
Fidelity National Information Services, Inc.	10,328	421,072
Fiserv, Inc.(1)	8,073	430,372
Global Payments, Inc.	4,534	412,821
Jack Henry & Associates, Inc.	2,508	421,118
Mastercard, Inc., Class A	713	420,178
MGIC Investment Corp.	13,748	421,376
PayPal Holdings, Inc.	6,932	365,074
Visa, Inc., Class A	1,118	424,136
		3,743,564
Food Products — 0.2%
Hershey Co.	2,251	396,649
Ingredion, Inc.	4,029	416,840
		813,489
Ground Transportation — 2.5%
Lyft, Inc., Class A(1)	29,413	497,080
Ryder System, Inc.	1,746	426,827
Uber Technologies, Inc.(1)	7,018	530,912
Union Pacific Corp.	23,674	7,118,061
		8,572,880
Health Care Equipment and Supplies — 0.4%
Abbott Laboratories	3,665	404,469
Align Technology, Inc.(1)	2,678	427,918
Stryker Corp.	1,304	422,235
		1,254,622
Health Care Providers and Services — 3.7%
Cardinal Health, Inc.	1,840	431,701
Centene Corp.(1)	6,513	419,046
Chemed Corp.	790	409,781
Cigna Group	3,049	841,768
CVS Health Corp.	4,543	426,633
Elevance Health, Inc.	1,062	416,878
UnitedHealth Group, Inc.	23,256	9,056,119
Universal Health Services, Inc., Class B	2,424	412,880
		12,414,806
Hotels, Restaurants and Leisure — 2.0%
Booking Holdings, Inc.	18,254	3,634,189
Domino's Pizza, Inc.	1,225	419,024
Expedia Group, Inc.	1,261	399,888
McDonald's Corp.	8,523	2,246,151
		6,699,252
35

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Household Durables — 0.7%
Dr. Horton, Inc.	2,870	$414,887
Mohawk Industries, Inc.(1)	5,764	739,233
NVR, Inc.(1)	67	423,120
PulteGroup, Inc.	3,299	416,730
Toll Brothers, Inc.	2,900	416,005
		2,409,975
Household Products — 5.3%
Colgate-Palmolive Co.	55,438	4,979,441
Kimberly-Clark Corp.	42,231	4,558,836
Procter & Gamble Co.	57,806	8,388,807
		17,927,084
Insurance — 0.9%
Allstate Corp.	1,643	423,565
Chubb Ltd.	1,236	418,510
CNA Financial Corp.	8,612	418,285
Everest Group Ltd.	1,135	425,228
First American Financial Corp.	5,917	437,385
Old Republic International Corp.	10,187	425,103
Progressive Corp.	1,909	416,315
		2,964,391
Interactive Media and Services — 1.1%
Alphabet, Inc., Class A	1,228	416,722
Match Group, Inc.	10,246	416,500
Meta Platforms, Inc., Class A	5,341	3,056,868
		3,890,090
IT Services — 4.4%
Accenture PLC, Class A	16,045	3,044,699
Amdocs Ltd.	55,081	3,473,408
Cognizant Technology Solutions Corp., Class A	41,244	2,663,538
EPAM Systems, Inc.(1)	7,686	905,641
Gartner, Inc.(1)	2,109	417,814
GoDaddy, Inc., Class A(1)	4,330	423,820
International Business Machines Corp.	12,954	3,029,552
VeriSign, Inc.	2,941	847,832
		14,806,304
Leisure Products — 0.1%
Hasbro, Inc.	4,481	421,662
Life Sciences Tools and Services — 0.3%
Danaher Corp.	1,988	424,557
Thermo Fisher Scientific, Inc.	680	419,628
		844,185
Machinery — 3.2%
Donaldson Co., Inc.	9,252	840,914
Gates Industrial Corp. Ltd.(1)	16,426	420,177
Graco, Inc.	5,334	413,012
Illinois Tool Works, Inc.	18,069	4,975,660
Oshkosh Corp.	2,735	421,491
Otis Worldwide Corp.	11,846	842,606
Parker-Hannifin Corp.	422	413,324
Snap-on, Inc.	1,084	418,760
Stanley Black & Decker, Inc.	8,681	836,588
Timken Co.	3,484	419,648
36

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Toro Co.	8,596	$840,775
		10,842,955
Media — 0.4%
Charter Communications, Inc., Class A(1)	2,845	433,692
New York Times Co., Class A	6,335	426,155
News Corp., Class A	13,900	426,869
		1,286,716
Metals and Mining — 1.0%
Commercial Metals Co.	6,591	444,695
Newmont Corp.	22,701	2,861,688
		3,306,383
Oil, Gas and Consumable Fuels — 4.1%
Antero Midstream Corp.	19,312	432,975
Chevron Corp.	27,369	5,641,846
ConocoPhillips	6,446	854,031
ExxonMobil Holdings Corp.	33,882	5,453,308
HF Sinclair Corp.	5,797	589,033
Marathon Petroleum Corp.	1,179	440,144
Valero Energy Corp.	1,236	443,625
		13,854,962
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	5,184	404,352
Personal Care Products — 1.2%
Kenvue, Inc.	220,630	4,165,494
Pharmaceuticals — 7.7%
Bristol-Myers Squibb Co.	139,810	9,340,706
Johnson & Johnson	23,027	6,121,728
Merck & Co., Inc.	62,435	9,225,396
Pfizer, Inc.	15,287	435,068
Zoetis, Inc.	13,403	1,033,371
		26,156,269
Professional Services — 3.0%
Automatic Data Processing, Inc.	9,358	2,677,885
Booz Allen Hamilton Holding Corp.	11,368	859,989
Equifax, Inc.	2,197	415,585
Genpact Ltd.	23,939	909,203
Leidos Holdings, Inc.	3,089	433,109
Paychex, Inc.	33,931	4,320,774
SS&C Technologies Holdings, Inc.	5,118	424,640
		10,041,185
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	1,353	495,022
Semiconductors and Semiconductor Equipment — 8.1%
Advanced Micro Devices, Inc.(1)	936	440,594
Analog Devices, Inc.	10,367	3,754,305
Applied Materials, Inc.	6,181	2,833,309
Cirrus Logic, Inc.(1)	11,490	1,258,270
First Solar, Inc.(1)	2,053	414,501
GLOBALFOUNDRIES, Inc.	9,305	415,840
KLA Corp.	14,129	2,478,933
Lam Research Corp.	1,378	415,453
Micron Technology, Inc.	2,818	2,701,701
NVIDIA Corp.	2,051	452,820
37

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
ON Semiconductor Corp.(1)	5,944	$440,391
Qorvo, Inc.(1)	16,132	1,549,963
QUALCOMM, Inc.	16,182	2,758,707
Skyworks Solutions, Inc.	19,185	1,285,587
Texas Instruments, Inc.	24,768	6,462,219
		27,662,593
Software — 3.3%
Adobe, Inc.(1)	10,833	3,171,794
Docusign, Inc.(1)	8,096	536,522
HubSpot, Inc.(1)	1,751	457,641
Microsoft Corp.	946	479,896
Pegasystems, Inc.(2)	12,473	459,131
Salesforce, Inc.	16,361	4,213,612
ServiceNow, Inc.(1)	3,339	494,139
Trimble, Inc.(1)	7,047	422,397
Workday, Inc., Class A(1)	2,147	423,925
Zoom Communications, Inc., Class A(1)	4,098	396,195
		11,055,252
Specialized REITs — 0.1%
Public Storage	1,316	403,999
Specialty Retail — 6.6%
Best Buy Co., Inc.	54,958	4,404,884
Chewy, Inc., Class A(1)	17,452	415,358
Gap, Inc.	63,001	1,405,552
Home Depot, Inc.	27,877	9,138,917
Lowe's Cos., Inc.	3,941	806,723
TJX Cos., Inc.	39,502	5,289,713
Urban Outfitters, Inc.(1)	5,622	453,639
Williams-Sonoma, Inc.	1,798	410,393
		22,325,179
Technology Hardware, Storage and Peripherals — 4.7%
Apple, Inc.	15,155	4,801,862
Dell Technologies, Inc., Class C	5,922	2,700,491
HP, Inc.	104,722	3,143,754
NetApp, Inc.	2,288	423,944
Sandisk Corp.(1)	1,718	2,691,591
Seagate Technology Holdings PLC	538	445,668
Western Digital Corp.	3,640	1,640,002
		15,847,312
Textiles, Apparel and Luxury Goods — 1.5%
Deckers Outdoor Corp.(1)	4,643	404,312
Lululemon Athletica, Inc.(1)	3,482	418,745
NIKE, Inc., Class B	104,924	4,098,332
		4,921,389
Tobacco — 1.0%
Altria Group, Inc.	6,245	427,657
Philip Morris International, Inc.	16,056	3,007,289
		3,434,946
Trading Companies and Distributors — 1.3%
MSC Industrial Direct Co., Inc., Class A	14,740	1,752,291
Watsco, Inc.	8,254	2,557,255
		4,309,546
38

Schedule of Investments - U.S. Quality Value ETF

	Shares	Value
Wireless Telecommunication Services — 1.6%
T-Mobile U.S., Inc.	30,437	$5,492,052
TOTAL COMMON STOCKS (Cost $302,892,895)		338,791,777
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	979,777	979,777
State Street Navigator Securities Lending Government Money Market Portfolio(3)	867,145	867,145
TOTAL SHORT-TERM INVESTMENTS (Cost $1,846,922)		1,846,922
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $304,739,817)		340,638,699
OTHER ASSETS AND LIABILITIES — (0.3)%		(1,092,007)
TOTAL NET ASSETS — 100.0%		$339,546,692

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $497,859. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $867,145.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
39

Statements of Assets and Liabilities

AUGUST 31, 2026
	Quality Diversified International ETF	Small Cap Growth Insights ETF
Assets
Investment securities, at value	$787,374,635	$50,936,936
Investment made with cash collateral received for securities on loan, at value	21,024,118	—
Cash	7,034	—
Foreign currency holdings, at value	4,974	—
Receivable for investments sold	2,468	—
Dividends and interest receivable	2,420,569	15,582
Securities lending receivable	11,005	—
	810,844,803	50,952,518

Liabilities
Payable for collateral received for securities on loan	21,024,118	—
Payable for investments purchased	1,588,191	—
Accrued management fees	200,428	14,181
	22,812,737	14,181

Net Assets	$788,032,066	$50,938,337

Shares outstanding (unlimited number of shares authorized)	10,850,000	1,050,000

Net Asset Value Per Share	$72.63	$48.51

Net Assets Consist of:
Capital paid in	$738,008,157	$50,216,078
Distributable earnings (loss)	50,023,909	722,259
	$788,032,066	$50,938,337

Investment securities, at cost	$677,958,279	$49,346,704
Investment securities on loan, at value	$31,853,394	—
Investment made with cash collateral received for securities on loan, at cost	$21,024,118	—
Foreign currency holdings, at cost	$4,979	—

See Notes to Financial Statements.
40

Statements of Assets and Liabilities

AUGUST 31, 2026
	Small Cap Value Insights ETF	U.S. Quality Growth ETF
Assets
Investment securities, at value	$22,259,263	$1,998,887,131
Investment made with cash collateral received for securities on loan, at value	—	60,500
Cash	21,800	—
Receivable for investments sold	—	732,964,307
Receivable for capital shares sold	619,639	95,501,520
Dividends and interest receivable	20,309	1,517,221
Securities lending receivable	—	809
	22,921,011	2,828,931,488

Liabilities
Payable for collateral received for securities on loan	—	60,500
Payable for investments purchased	605,522	734,714,523
Payable for capital shares redeemed	—	91,805,957
Accrued management fees	8,652	496,247
	614,174	827,077,227

Net Assets	$22,306,837	$2,001,854,261

Shares outstanding (unlimited number of shares authorized)	450,000	16,900,000

Net Asset Value Per Share	$49.57	$118.45

Net Assets Consist of:
Capital paid in	$20,616,766	$2,026,448,245
Distributable earnings (loss)	1,690,071	(24,593,984)
	$22,306,837	$2,001,854,261

Investment securities, at cost	$20,554,015	$1,813,572,579
Investment securities on loan, at value	—	$59,130
Investment made with cash collateral received for securities on loan, at cost	—	$60,500

See Notes to Financial Statements.
41

Statements of Assets and Liabilities

AUGUST 31, 2026
U.S. Quality Value ETF
Assets
Investment securities, at value	$339,771,554
Investment made with cash collateral received for securities on loan, at value	867,145
Cash	1,486
Receivable for investments sold	96,141,323
Receivable for capital shares sold	19,974,240
Dividends and interest receivable	288,339
Securities lending receivable	292
457,044,379

Liabilities
Payable for collateral received for securities on loan	867,145
Payable for investments purchased	96,678,337
Payable for capital shares redeemed	19,867,980
Accrued management fees	84,225
117,497,687

Net Assets	$339,546,692

Shares outstanding (unlimited number of shares authorized)	4,700,000

Net Asset Value Per Share	$72.24

Net Assets Consist of:
Capital paid in	$375,465,515
Distributable earnings (loss)	(35,918,823)
$339,546,692

Investment securities, at cost	$303,872,672
Investment securities on loan, at value	$497,859
Investment made with cash collateral received for securities on loan, at cost	$867,145

See Notes to Financial Statements.
42

Statements of Operations

YEAR ENDED AUGUST 31, 2026 (EXCEPT AS NOTED)
	Quality Diversified International ETF	Small Cap Growth Insights ETF(1)
Investment Income (Loss)
Income:
Dividends	$17,093,244	$53,128
Securities lending, net	128,100	—
Interest	96,985	1,230
Less foreign taxes withheld	(1,520,031)	(198)
	15,798,298	54,160
Expenses:
Management fees	2,050,473	62,555
Trustees' fees and expenses	5,921	144
Other expenses	9,772	—
	2,066,166	62,699
Fees waived	(141,642)	—
	1,924,524	62,699

Net investment income (loss)	13,873,774	(8,539)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	50,515,354	690,831
Foreign currency translation transactions	(42,998)	4
	50,472,356	690,835

Change in net unrealized appreciation (depreciation) on:
Investments	48,177,556	1,590,232
Translation of assets and liabilities in foreign currencies	(27,035)	—
	48,150,521	1,590,232

Net realized and unrealized gain (loss)	98,622,877	2,281,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,496,651	$2,272,528
(1)October 14, 2025 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
43

Statements of Operations

YEAR ENDED AUGUST 31, 2026 (EXCEPT AS NOTED)
	Small Cap Value Insights ETF(1)	U.S. Quality Growth ETF
Investment Income (Loss)
Income:
Dividends	$188,575	$11,166,237
Securities lending, net	—	7,017
Interest	721	151,380
Less foreign taxes withheld	(20)	—
	189,276	11,324,634

Expenses:
Management fees	48,862	6,113,784
Trustees' fees and expenses	117	23,042
	48,979	6,136,826

Net investment income (loss)	140,297	5,187,808

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	490,108	149,812,146
Foreign currency translation transactions	4	—
	490,112	149,812,146

Change in net unrealized appreciation (depreciation) on investments	1,705,248	(16,866,859)

Net realized and unrealized gain (loss)	2,195,360	132,945,287

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,335,657	$138,133,095
(1)October 14, 2025 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
44

Statements of Operations

YEAR ENDED AUGUST 31, 2026
U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends	$6,850,224
Securities lending, net	1,632
Interest	33,419
6,885,275
Expenses:
Management fees	866,822
Trustees' fees and expenses	3,347
870,169

Net investment income (loss)	6,015,106

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	12,310,563
Change in net unrealized appreciation (depreciation) on investments	23,841,334

Net realized and unrealized gain (loss)	36,151,897

Net Increase (Decrease) in Net Assets Resulting from Operations	$42,167,003

See Notes to Financial Statements.
45

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Quality Diversified International ETF		Small Cap Growth Insights ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026(1)
Operations
Net investment income (loss)	$13,873,774	$7,782,568	$(8,539)
Net realized gain (loss)	50,472,356	21,803,677	690,835
Change in net unrealized appreciation (depreciation)	48,150,521	29,287,903	1,590,232
Net increase (decrease) in net assets resulting from operations	112,496,651	58,874,148	2,272,528

Distributions to Shareholders
From earnings	(14,054,195)	(8,555,820)	—

Capital Share Transactions
Proceeds from shares sold	464,167,932	258,113,986	54,192,613
Payments for shares redeemed	(174,924,510)	(121,886,140)	(5,526,804)
Other capital	—	4,771	—
Net increase (decrease) in net assets from capital share transactions	289,243,422	136,232,617	48,665,809

Net increase (decrease) in net assets	387,685,878	186,550,945	50,938,337

Net Assets
Beginning of period	400,346,188	213,795,243	—
End of period	$788,032,066	$400,346,188	$50,938,337

Transactions in Shares of the Funds
Sold	6,800,000	4,850,000	1,162,500
Redeemed	(2,650,000)	(2,300,000)	(112,500)
Net increase (decrease) in shares of the funds	4,150,000	2,550,000	1,050,000
(1)October 14, 2025 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
46

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Small Cap Value Insights ETF	U.S. Quality Growth ETF
Increase (Decrease) in Net Assets	August 31, 2026(1)	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$140,297	$5,187,808	$3,627,466
Net realized gain (loss)	490,112	149,812,146	164,014,287
Change in net unrealized appreciation (depreciation)	1,705,248	(16,866,859)	103,533,579
Net increase (decrease) in net assets resulting from operations	2,335,657	138,133,095	271,175,332

Distributions to Shareholders
From earnings	(91,888)	(4,039,120)	(3,257,443)

Capital Share Transactions
Proceeds from shares sold	22,517,145	707,175,550	1,508,919,784
Payments for shares redeemed	(2,454,077)	(740,448,782)	(736,178,652)
Net increase (decrease) in net assets from capital share transactions	20,063,068	(33,273,232)	772,741,132

Net increase (decrease) in net assets	22,306,837	100,820,743	1,040,659,021

Net Assets
Beginning of period	—	1,901,033,518	860,374,497
End of period	$22,306,837	$2,001,854,261	$1,901,033,518

Transactions in Shares of the Funds
Sold	500,000	6,200,000	14,725,000
Redeemed	(50,000)	(6,500,000)	(7,200,000)
Net increase (decrease) in shares of the funds	450,000	(300,000)	7,525,000
(1)October 14, 2025 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
47

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	U.S. Quality Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$6,015,106	$4,508,982
Net realized gain (loss)	12,310,563	27,196,228
Change in net unrealized appreciation (depreciation)	23,841,334	(13,720,527)
Net increase (decrease) in net assets resulting from operations	42,167,003	17,984,683

Distributions to Shareholders
From earnings	(5,493,963)	(4,295,812)

Capital Share Transactions
Proceeds from shares sold	160,793,687	175,006,408
Payments for shares redeemed	(112,225,735)	(170,358,345)
Net increase (decrease) in net assets from capital share transactions	48,567,952	4,648,063

Net increase (decrease) in net assets	85,240,992	18,336,934

Net Assets
Beginning of period	254,305,700	235,968,766
End of period	$339,546,692	$254,305,700

Transactions in Shares of the Funds
Sold	2,350,000	2,800,000
Redeemed	(1,625,000)	(2,700,000)
Net increase (decrease) in shares of the funds	725,000	100,000

See Notes to Financial Statements.
48

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Herein Referenced As	Ticker	Exchange
American Century Quality Diversified International ETF	Quality Diversified International ETF	QINT	NYSE Arca, Inc.
American Century Small Cap Growth Insights ETF	Small Cap Growth Insights ETF	ACSG	Cboe BZX Exchange, Inc.
American Century Small Cap Value Insights ETF	Small Cap Value Insights ETF	ACSV	Cboe BZX Exchange, Inc.
American Century U.S. Quality Growth ETF	U.S. Quality Growth ETF	QGRO	NYSE Arca, Inc.
American Century U.S. Quality Value ETF	U.S. Quality Value ETF	VALQ	NYSE Arca, Inc.
American Century Small Cap Growth Insights ETF and American Century Small Cap Value Insights ETF incepted on October 14, 2025.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

49

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, Quality Diversified International ETF distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

50

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Quality Diversified International ETF	0.33%*
Small Cap Growth Insights ETF	0.49%
Small Cap Value Insights ETF	0.49%
U.S. Quality Growth ETF	0.29%
U.S. Quality Value ETF	0.29%
*From March 13, 2026 through July 31, 2026, the investment advisor agreed to waive 0.06% of the fund's management fee. Effective August 1, 2026, the investment advisor terminated the waiver. Prior to August 1, 2026, the annual management fee was 0.39%. The effective annual management fee before waiver and after waiver is 0.39% and 0.36%, respectively, for the period ended August 31, 2026.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Quality Diversified International ETF	American Century Mutual Funds, Inc.	6%
	American Century Strategic Asset Allocations, Inc.	9%
Small Cap Growth Insights ETF	American Century Investment Management, Inc. (ACIM)	12%
	American Century Mutual Funds, Inc.	35%
Small Cap Value Insights ETF	American Century Investment Management, Inc. (ACIM)	28%
U.S. Quality Value ETF	American Century Strategic Asset Allocations, Inc.	41%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Quality Diversified International ETF	Small Cap Growth Insights ETF(1)	Small Cap Value Insights ETF(1)	U.S. Quality Growth ETF	U.S. Quality Value ETF
Purchases	$516,282,771	$16,340,348	$9,787,347	$2,988,906,352	$472,374,157
Sales	$347,246,543	$14,750,631	$7,160,636	$2,985,950,242	$465,917,108
(1)October 14, 2025 (fund inception) through August 31, 2026.

51

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Quality Diversified International ETF	$285,360,946	$169,139,095	$52,811,097
Small Cap Growth Insights ETF(1)	$52,089,241	$5,050,130	$1,554,513
Small Cap Value Insights ETF(1)	$19,760,331	$2,347,142	$540,331
U.S. Quality Growth ETF	$696,817,510	$727,133,081	$234,396,704
U.S. Quality Value ETF	$151,445,243	$108,867,289	$33,455,429
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)October 14, 2025 (fund inception) through August 31, 2026.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Quality Diversified International ETF, U.S. Quality Growth ETF and U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

52

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 (except as noted) were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Quality Diversified International ETF	$14,054,195	—	$8,555,820	—
Small Cap Growth Insights ETF	—(1)	—(1)	N/A	N/A
Small Cap Value Insights ETF	$ 91,888(1)	—(1)	N/A	N/A
U.S. Quality Growth ETF	$4,039,120	—	$3,257,443	—
U.S. Quality Value ETF	$5,493,963	—	$4,295,812	—
(1)October 14, 2025 (fund inception) through August 31, 2026.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Quality Diversified International ETF	Small Cap Growth Insights ETF	Small Cap Value Insights ETF	U.S. Quality Growth ETF	U.S. Quality Value ETF
Capital paid in	$51,994,197	$1,550,269	$553,698	$233,771,738	$32,741,042
Distributable earnings (loss)	$(51,994,197)	$(1,550,269)	$(553,698)	$(233,771,738)	$(32,741,042)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Quality Diversified International ETF	Small Cap Growth Insights ETF	Small Cap Value Insights ETF
Federal tax cost of investments	$708,697,013	$49,512,748	$20,552,642
Gross tax appreciation of investments	$113,584,038	$3,376,434	$2,161,936
Gross tax depreciation of investments	(13,882,298)	(1,952,246)	(455,315)
Net tax appreciation (depreciation) of investments	99,701,740	1,424,188	1,706,621
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	34,342	—	—
Net tax appreciation (depreciation)	$99,736,082	$1,424,188	$1,706,621
Undistributed ordinary income	$5,945,890	$7,954	$34,383
Accumulated short-term capital losses	$(47,903,925)	$(709,883)	$(50,933)
Accumulated long-term capital losses	$(7,754,138)	—	—

	U.S. Quality Growth ETF	U.S. Quality Value ETF
Federal tax cost of investments	$1,816,827,639	$311,364,098
Gross tax appreciation of investments	$222,226,124	$33,401,574
Gross tax depreciation of investments	(40,106,132)	(4,126,973)
Net tax appreciation (depreciation) of investments	$182,119,992	$29,274,601
Undistributed ordinary income	$524,696	$1,313,441
Accumulated short-term capital losses	$(178,492,491)	$(54,425,447)
Accumulated long-term capital losses	$(28,746,181)	$(12,081,418)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends received and timing and recognition of partnership income.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal
Revenue Code limitations.
53

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2026	$59.75	1.74	12.86	14.60	(1.72)	—	$72.63	24.75%	0.36%	0.39%	2.59%	2.56%	65%	$788,032
2025	$51.52	1.49	8.27	9.76	(1.53)	0.00(4)	$59.75	19.36%	0.40%	0.40%	2.79%	2.79%	71%	$400,346
2024	$44.09	1.28	7.79	9.07	(1.64)	—	$51.52	20.91%	0.39%	0.39%	2.73%	2.73%	78%	$213,795
2023	$38.43	1.38	5.72	7.10	(1.44)	—	$44.09	18.67%	0.39%	0.39%	3.31%	3.31%	119%	$213,840
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	—	$38.43	(24.82)%	0.39%	0.39%	3.15%	3.15%	108%	$190,249

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations*:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Small Cap Growth Insights ETF
2026(4)	$40.49	(0.03)	8.05	8.02	$48.51	19.81%	0.49%	(0.07)%	95%	$50,938

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)October 14, 2025 (fund inception) through August 31, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Small Cap Value Insights ETF
2026(4)	$40.76	0.57	8.64	9.21	(0.40)	$49.57	22.73%	0.49%	1.41%	63%	$22,307

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)October 14, 2025 (fund inception) through August 31, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Growth ETF
2026	$110.53	0.28	7.85	8.13	(0.21)	$118.45	7.38%	0.29%	0.25%	143%	$2,001,854
2025	$ 88.93	0.28	21.58	21.86	(0.26)	$110.53	24.61%	0.29%	0.28%	165%	$1,901,034
2024	$ 70.12	0.27	18.82	19.09	(0.28)	$ 88.93	27.27%	0.29%	0.34%	172%	$860,374
2023	$ 60.26	0.36	9.82	10.18	(0.32)	$ 70.12	16.96%	0.29%	0.56%	203%	$671,408
2022	$ 75.48	0.30	(15.26)	(14.96)	(0.26)	$ 60.26	(19.83)%	0.29%	0.45%	153%	$259,133

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
U.S. Quality Value ETF
2026	$63.98	1.35	8.17	9.52	(1.26)	$72.24	15.07%	0.29%	2.01%	156%	$339,547
2025	$60.90	1.14	3.03	4.17	(1.09)	$63.98	6.94%	0.29%	1.85%	147%	$254,306
2024	$50.36	0.88	10.55	11.43	(0.89)	$60.90	22.91%	0.29%	1.64%	126%	$235,969
2023	$46.81	1.18	3.59	4.77	(1.22)	$50.36	10.40%	0.29%	2.47%	187%	$214,026
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the American Century Quality Diversified International ETF, American Century Small Cap Growth Insights ETF, American Century Small Cap Value Insights ETF, American Century U.S. Quality Growth ETF, and American Century U.S. Quality Value ETF (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
American Century Quality Diversified International ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
American Century Small Cap Growth Insights ETF	For the period from October 14, 2025 (fund inception) through August 31, 2026
American Century Small Cap Value Insights ETF	For the period from October 14, 2025 (fund inception) through August 31, 2026
American Century U.S. Quality Growth ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
American Century U.S. Quality Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
59

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
60

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

61

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

American Century Quality Diversified International ETF - The Fund’s performance was above its benchmark for the one- and three-year periods and below its benchmark for the five-year period reviewed by the Board. The Trustees discussed with the Advisor the steps being taken to address underperformance, as appropriate and consistent with the Fund’s objective. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.06% (e.g., the unified fee will be reduced from 0.39% to 0.33%), beginning August 1, 2026.
American Century Small Cap Growth Insights ETF - Because the Fund was recently launched and had not established a sufficient performance history as of the date of the review, the Board did not evaluate Fund performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
American Century Small Cap Value Insights ETF - Because the Fund was recently launched and had not established a sufficient performance history as of the date of the review, the Board did not evaluate Fund performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
American Century U.S. Quality Growth ETF - The Fund’s performance was below its benchmark for the one-, three-, and five-year periods reviewed by the Board. The Trustees discussed with the Advisor the steps being taken to address underperformance, as appropriate and consistent with the Fund’s objective. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
American Century U.S. Quality Value ETF - The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor the steps being taken to address underperformance, as appropriate and consistent with the Fund’s objective. The unified fee charged to shareholders of the Fund was at the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.
62

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Corporate Dividends Received Deduction
Quality Diversified International ETF	$81,871
Small Cap Growth Insights ETF	—
Small Cap Value Insights ETF	$91,888
U.S. Quality Growth ETF	$4,039,120
U.S. Quality Value ETF	$5,455,819

For the fiscal year ended August 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Quality Diversified International ETF	$1,045,941	$0.0964	$13,988,822	$1.2893
Small Cap Growth Insights ETF	—	—	—	—
Small Cap Value Insights ETF	—	—	—	—
U.S. Quality Growth ETF	—	—	—	—
U.S. Quality Value ETF	—	—	—	—

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Quality Diversified International ETF	—
Small Cap Growth Insights ETF	$884
Small Cap Value Insights ETF	$14,030
U.S. Quality Growth ETF	$506,492
U.S. Quality Value ETF	—
63

Contact Us	americancentury.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96948 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® Responsible U.S. Equity ETF (AVSU)
Avantis® Total Equity Markets ETF (AVTM)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Equity ETF (AVLC)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Mid Cap Equity ETF (AVMC)
Avantis® U.S. Mid Cap Value ETF (AVMV)
Avantis® U.S. Quality ETF (AVUQ)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Inflation Focused Equity ETF

AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 1.1%
ATI, Inc.(1)	344	$70,245
Carpenter Technology Corp.	144	68,604
		138,849
Beverages — 5.6%
Boston Beer Co., Inc., Class A(1)	18	3,201
Brown-Forman Corp., Class A	82	2,234
Brown-Forman Corp., Class B	432	11,478
Celsius Holdings, Inc.(1)	281	8,838
Coca-Cola Co.	3,232	286,581
Coca-Cola Consolidated, Inc.	114	22,295
Constellation Brands, Inc., Class A	189	24,687
Keurig Dr. Pepper, Inc.	1,113	35,460
MGP Ingredients, Inc.	36	598
Molson Coors Beverage Co., Class B	449	17,852
Monster Beverage Corp.(1)	1,652	75,860
National Beverage Corp.	65	2,056
PepsiCo, Inc.	1,547	217,106
Primo Brands Corp., Class A	440	10,041
Vita Coco Co., Inc.(1)	101	5,930
		724,217
Biotechnology — 10.2%
AbbVie, Inc.	930	238,471
ACADIA Pharmaceuticals, Inc.(1)	155	4,481
ADMA Biologics, Inc.(1)	146	1,371
Alkermes PLC(1)	261	12,264
Alnylam Pharmaceuticals, Inc.(1)	107	25,754
Amgen, Inc.	403	173,242
Apogee Therapeutics, Inc.(1)	66	8,915
Arrowhead Pharmaceuticals, Inc.(1)	133	10,958
Atrium Therapeutics, Inc.(1)	12	160
Biogen, Inc.(1)	155	33,581
BioMarin Pharmaceutical, Inc.(1)	233	15,199
Bridgebio Pharma, Inc.(1)	204	15,624
CG oncology, Inc.(1)	104	7,817
Cogent Biosciences, Inc.(1)	168	5,880
CRISPR Therapeutics AG(1)	123	7,009
Cytokinetics, Inc.(1)	176	12,480
Denali Therapeutics, Inc.(1)	16	380
Dianthus Therapeutics, Inc.(1)	75	7,921
Erasca, Inc.(1)	450	8,046
Exelixis, Inc.(1)	385	21,036
Gilead Sciences, Inc.	1,156	169,169
Halozyme Therapeutics, Inc.(1)	162	17,251
Immunovant, Inc.(1)	197	8,042
Incyte Corp.(1)	177	21,810
Insmed, Inc.(1)	177	21,562
Intellia Therapeutics, Inc.(1)	80	1,018
Ionis Pharmaceuticals, Inc.(1)	201	12,132
Krystal Biotech, Inc.(1)	24	8,625
2

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Kymera Therapeutics, Inc.(1)	69	$8,198
Madrigal Pharmaceuticals, Inc.(1)	18	9,720
Mirum Pharmaceuticals, Inc.(1)	74	7,256
Moderna, Inc.(1)	402	56,417
Natera, Inc.(1)	117	37,669
Neurocrine Biosciences, Inc.(1)	123	18,946
Praxis Precision Medicines, Inc.(1)	18	6,305
Protagonist Therapeutics, Inc.(1)	58	8,569
Regeneron Pharmaceuticals, Inc.	88	70,319
Revolution Medicines, Inc.(1)	217	44,609
Roivant Sciences Ltd.(1)	506	17,528
Sarepta Therapeutics, Inc.(1)	99	2,082
Spyre Therapeutics, Inc.(1)	85	7,593
TG Therapeutics, Inc.(1)	144	7,819
United Therapeutics Corp.(1)	48	24,498
Vaxcyte, Inc.(1)	153	9,293
Vertex Pharmaceuticals, Inc.(1)	178	96,925
Viking Therapeutics, Inc.(1)	64	2,098
Xenon Pharmaceuticals, Inc.(1)	115	6,925
		1,312,967
Chemicals — 2.7%
AdvanSix, Inc.	56	941
American Vanguard Corp.(1)	88	194
Cabot Corp.	157	12,986
CF Industries Holdings, Inc.	497	64,625
Chemours Co.	555	8,636
Core Molding Technologies, Inc.(1)	40	1,002
Corteva, Inc.	1,133	95,886
Dow, Inc.	1,344	41,019
FMC Corp.	347	4,001
Hawkins, Inc.	59	7,096
Huntsman Corp.	428	4,100
Intrepid Potash, Inc.(1)	27	1,044
Koppers Holdings, Inc.	75	3,440
Kronos Worldwide, Inc.	92	811
LSB Industries, Inc.(1)	114	1,216
LyondellBasell Industries NV, Class A	731	47,574
Mativ Holdings, Inc.	130	1,546
Mosaic Co.	1,193	28,775
Olin Corp.	371	6,455
Orion SA	224	1,398
PureCycle Technologies, Inc.(1)(2)	523	3,415
Scotts Miracle-Gro Co.	121	7,236
Tronox Holdings PLC, Class A	400	2,116
Westlake Corp.	74	5,555
		351,067
Energy Equipment and Services — 5.6%
Archrock, Inc.	572	18,029
Atlas Energy Solutions, Inc.(1)(2)	204	2,672
Baker Hughes Co.	1,669	106,065
Bristow Group, Inc.	83	3,767
Cactus, Inc., Class A	218	15,330
Core Laboratories, Inc.	121	1,504
3

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
DMC Global, Inc.(1)	89	$629
Expro Ltd.(1)	331	5,998
Flowco Holdings, Inc., Class A	120	2,633
Forum Energy Technologies, Inc.(1)	81	6,640
Halliburton Co.	1,813	66,809
Helix Energy Solutions Group, Inc.(1)	580	5,974
Helmerich & Payne, Inc.	297	12,943
Innovex International, Inc.(1)	121	3,711
Kodiak Gas Services, Inc.	229	13,458
Liberty Energy, Inc., Class A	576	11,353
Nabors Industries Ltd.(1)	81	7,585
National Energy Services Reunited Corp.(1)	289	10,147
Noble Corp. PLC	480	21,998
NOV, Inc.	1,049	22,333
Oceaneering International, Inc.(1)	421	21,791
Oil States International, Inc.(1)	105	926
Patterson-UTI Energy, Inc.	1,232	15,572
ProFrac Holding Corp., Class A(1)	82	418
ProPetro Holding Corp.(1)	365	4,146
RPC, Inc.	290	1,894
Seadrill Ltd.(1)	245	11,936
Select Water Solutions, Inc., Class A	285	5,558
SLB Ltd.	2,427	145,863
Solaris Energy Infrastructure, Inc., Class A	113	5,737
TechnipFMC PLC	1,172	91,592
TETRA Technologies, Inc.(1)	373	2,574
Tidewater, Inc.(1)	179	16,669
Transocean Ltd.(1)	2,234	12,980
Valaris Ltd.(1)	185	15,978
WaterBridge Infrastructure LLC, Class A	127	4,039
Weatherford International PLC	245	23,954
		721,205
Financial Services — 5.1%
Berkshire Hathaway, Inc., Class B(1)	1,300	655,239
Cannae Holdings, Inc.	178	2,777
		658,016
Food Products — 1.5%
Alico, Inc.	36	1,430
Archer-Daniels-Midland Co.	1,088	88,444
Bunge Global SA	388	45,090
Darling Ingredients, Inc.(1)	468	31,014
Del Monte Corp.	139	4,404
Ingredion, Inc.	177	18,312
Limoneira Co.	48	660
		189,354
Health Care Providers and Services — 8.2%
AdaptHealth Corp.(1)	209	1,168
Alignment Healthcare, Inc.(1)	377	5,052
Cardinal Health, Inc.	442	103,702
Cencora, Inc.	325	105,170
Centene Corp.(1)	1,023	65,820
Clover Health Investments Corp.(1)	1,277	5,300
Elevance Health, Inc.	317	124,435
4

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
HealthEquity, Inc.(1)	235	$22,687
Henry Schein, Inc.(1)	280	25,144
Humana, Inc.	241	92,359
McKesson Corp.	163	144,307
Molina Healthcare, Inc.(1)	129	25,641
Progyny, Inc.(1)	290	7,421
UnitedHealth Group, Inc.	854	332,556
		1,060,762
Household Products — 5.9%
Central Garden & Pet Co.(1)(2)	26	1,118
Central Garden & Pet Co., Class A(1)	157	5,842
Church & Dwight Co., Inc.	440	43,903
Clorox Co.	337	32,918
Colgate-Palmolive Co.	1,426	128,083
Energizer Holdings, Inc.	160	3,485
Kimberly-Clark Corp.	777	83,877
Oil-Dri Corp. of America	36	3,239
Procter & Gamble Co.	3,009	436,666
Reynolds Consumer Products, Inc.	139	3,218
Spectrum Brands Holdings, Inc.	83	7,164
WD-40 Co.	36	7,709
		757,222
Insurance — 9.7%
Aflac, Inc.	539	62,443
Allstate Corp.	325	83,785
American Financial Group, Inc.	105	14,968
American International Group, Inc.	714	54,521
AMERISAFE, Inc.	27	703
Arch Capital Group Ltd.(1)	450	44,132
Assurant, Inc.	74	20,858
Assured Guaranty Ltd.	92	6,872
Axis Capital Holdings Ltd.	112	11,063
Brighthouse Financial, Inc.(1)	157	8,324
Chubb Ltd.	265	89,729
Cincinnati Financial Corp.	187	31,771
CNA Financial Corp.	36	1,749
CNO Financial Group, Inc.	157	8,602
Donegal Group, Inc., Class A	65	1,243
Employers Holdings, Inc.	65	3,191
Erie Indemnity Co., Class A	34	8,689
Everest Group Ltd.	74	27,724
F&G Annuities & Life, Inc.	44	1,047
Fidelity National Financial, Inc.	345	16,025
First American Financial Corp.	139	10,275
Genworth Financial, Inc., Class A(1)	813	8,081
Globe Life, Inc.	114	19,684
Greenlight Capital Re Ltd., Class A(1)(2)	121	1,834
Hanover Insurance Group, Inc.	45	10,175
Hartford Insurance Group, Inc.	353	48,495
Horace Mann Educators Corp.	74	3,766
James River Group Holdings, Inc.	77	309
Kemper Corp.	123	3,466
Kinsale Capital Group, Inc.	34	12,713
5

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Lemonade, Inc.(1)	53	$2,768
Lincoln National Corp.	176	7,496
Loews Corp.	228	24,690
Markel Group, Inc.(1)	16	28,847
MBIA, Inc.(1)	66	319
Mercury General Corp.	35	3,569
MetLife, Inc.	741	70,521
Octave Specialty Group, Inc.(1)	66	288
Old Republic International Corp.	364	15,190
Oscar Health, Inc., Class A(1)	193	5,782
Palomar Holdings, Inc.	56	7,424
Primerica, Inc.	50	14,383
Principal Financial Group, Inc.	315	34,700
Progressive Corp.	608	132,593
Prudential Financial, Inc.	457	53,743
Reinsurance Group of America, Inc.	92	22,636
RenaissanceRe Holdings Ltd.	61	19,986
RLI Corp.	133	8,442
Safety Insurance Group, Inc.	19	1,971
Selective Insurance Group, Inc.	74	6,755
SiriusPoint Ltd.(1)	204	4,935
Skyward Specialty Insurance Group, Inc.(1)	78	4,478
Slide Insurance Holdings, Inc.	188	4,371
Stewart Information Services Corp.	36	2,471
Tiptree, Inc.	91	1,685
Travelers Cos., Inc.	258	94,410
Trupanion, Inc.(1)	35	1,020
United Fire Group, Inc.	28	1,508
Universal Insurance Holdings, Inc.	92	3,954
Unum Group	228	21,254
W.R. Berkley Corp.	362	24,457
White Mountains Insurance Group Ltd.	1	2,102
		1,244,985
Metals and Mining — 6.6%
Alcoa Corp.	330	16,483
Alpha Metallurgical Resources, Inc.(1)	37	8,721
American Battery Technology Co.(1)(2)	493	1,331
Caledonia Mining Corp. PLC	149	3,771
Century Aluminum Co.(1)	196	8,971
Cleveland-Cliffs, Inc.(1)	1,570	18,133
Coeur Mining, Inc.	1,603	33,310
Commercial Metals Co.	282	19,027
Compass Minerals International, Inc.(1)	113	2,809
Contango Silver & Gold, Inc.(1)	24	468
Dakota Gold Corp.(1)	332	2,019
Elevra Lithium Ltd., ADR(1)	10	593
First Majestic Silver Corp.	336	6,918
Freeport-McMoRan, Inc.	2,488	188,441
Hecla Mining Co.	1,629	32,368
Idaho Strategic Resources, Inc.(1)	37	1,204
Ivanhoe Electric, Inc.(1)	260	2,876
Kaiser Aluminum Corp.	69	10,956
Materion Corp.	60	14,165
6

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
McEwen, Inc.(1)	275	$5,544
Metallus, Inc.(1)	131	2,557
MP Materials Corp.(1)(2)	360	19,710
Newmont Corp.	1,385	174,593
Nucor Corp.	396	98,857
Ramaco Resources, Inc., Class A(1)	96	1,367
Ramaco Resources, Inc., Class B(1)	17	129
Reliance, Inc.	106	40,709
Royal Gold, Inc.	169	44,188
Ryerson Holding Corp.	176	4,411
Steel Dynamics, Inc.	256	59,551
SunCoke Energy, Inc.	393	4,060
TMC the metals Co., Inc.(1)	504	2,404
Tredegar Corp.(1)	101	777
U.S. Antimony Corp.(1)(2)	332	1,617
Warrior Met Coal, Inc.	148	16,020
Worthington Steel, Inc.	163	5,615
		854,673
Oil, Gas and Consumable Fuels — 23.7%
Antero Midstream Corp.	658	14,752
Antero Resources Corp.(1)	597	22,973
APA Corp.	844	36,419
Ardmore Shipping Corp.	100	1,739
California Resources Corp.	147	7,795
Calumet, Inc.(1)	187	9,300
Centrus Energy Corp., Class A(1)(2)	26	4,456
Cheniere Energy, Inc.	299	87,215
Chevron Corp.	1,843	379,916
Chord Energy Corp.	82	12,063
CNX Resources Corp.(1)	384	13,970
Comstock Resources, Inc.(1)	170	2,453
ConocoPhillips	1,643	217,681
Core Natural Resources, Inc.	122	12,481
Crescent Energy Co., Class A	846	11,582
CVR Energy, Inc.	73	3,056
Delek U.S. Holdings, Inc.	147	10,928
Devon Energy Corp.	1,892	91,781
DHT Holdings, Inc.	314	6,154
Diamondback Energy, Inc.	301	60,344
Dorian LPG Ltd.	91	4,554
DT Midstream, Inc.	146	19,129
EOG Resources, Inc.	767	111,184
EQT Corp.	954	51,688
Evolution Petroleum Corp.	83	307
Excelerate Energy, Inc., Class A	44	1,743
Expand Energy Corp.	419	41,129
ExxonMobil Holdings Corp.	3,874	623,520
Golar LNG Ltd.	224	11,534
Gran Tierra Energy, Inc.(1)(2)	83	842
Granite Ridge Resources, Inc.	156	785
Green Plains, Inc.(1)	117	1,691
Gulfport Energy Corp.(1)	28	5,025
Hess Midstream LP, Class A	82	3,297
7

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
HF Sinclair Corp.	360	$36,580
HighPeak Energy, Inc.	52	426
International Seaways, Inc.	109	10,752
Kimbell Royalty Partners LP	160	2,392
Kinder Morgan, Inc.	1,875	60,450
Kinetik Holdings, Inc.	65	3,564
Kosmos Energy Ltd.(1)	1,444	4,130
Magnolia Oil & Gas Corp., Class A	340	9,129
Marathon Petroleum Corp.	380	141,862
Matador Resources Co.	232	13,458
Murphy Oil Corp.	293	10,671
NextDecade Corp.(1)(2)	322	2,428
Nordic American Tankers Ltd.	477	3,258
Northern Oil & Gas, Inc.	202	5,254
Occidental Petroleum Corp.	1,186	71,373
ONEOK, Inc.	762	73,160
Ovintiv, Inc.	408	26,785
Par Pacific Holdings, Inc.(1)	117	9,351
PBF Energy, Inc., Class A	220	16,058
Peabody Energy Corp.	315	9,352
Permian Resources Corp.	1,472	34,283
Phillips 66	466	114,906
Plains GP Holdings LP, Class A(1)	474	13,376
Range Resources Corp.	466	19,255
REX American Resources Corp.(1)	73	2,999
Riley Exploration Permian, Inc.	20	781
Sable Offshore Corp.(1)(2)	96	464
SandRidge Energy, Inc.	81	1,144
Scorpio Tankers, Inc.	117	9,227
SFL Corp. Ltd.	281	3,498
SM Energy Co.	536	19,928
Talos Energy, Inc.(1)	385	6,645
Targa Resources Corp.	356	104,539
Teekay Corp. Ltd.	265	3,487
Teekay Tankers Ltd., Class A	58	5,199
Texas Pacific Land Corp.	98	36,685
Uranium Energy Corp.(1)	828	10,135
VAALCO Energy, Inc.	242	1,437
Valero Energy Corp.	413	148,234
Viper Energy, Inc., Class A	268	12,004
Vitesse Energy, Inc.(2)	56	979
Williams Cos., Inc.	1,540	115,577
World Kinect Corp.	100	3,575
		3,062,276
Pharmaceuticals — 10.2%
Axsome Therapeutics, Inc.(1)	27	5,360
Bristol-Myers Squibb Co.	1,625	108,566
Corcept Therapeutics, Inc.(1)	83	9,408
Crinetics Pharmaceuticals, Inc.(1)	128	10,874
Elanco Animal Health, Inc.(1)	516	12,343
Eli Lilly & Co.	378	437,244
Indivior Pharmaceuticals, Inc.(1)	120	4,192
Jazz Pharmaceuticals PLC(1)	67	16,795
8

Schedule of Investments - Avantis Inflation Focused Equity ETF

	Shares	Value
Johnson & Johnson	1,147	$304,930
Ligand Pharmaceuticals, Inc.(1)	19	5,398
Merck & Co., Inc.	1,579	233,313
Organon & Co.	208	2,862
Perrigo Co. PLC	98	1,435
Pfizer, Inc.	3,163	90,019
Prestige Consumer Healthcare, Inc.(1)	57	2,951
Royalty Pharma PLC, Class A	307	18,853
Viatris, Inc.	1,288	21,265
Zoetis, Inc.	354	27,293
		1,313,101
Specialized REITs — 0.4%
Rayonier, Inc.	856	17,548
Weyerhaeuser Co.	1,632	38,140
		55,688
Technology Hardware, Storage and Peripherals — 0.0%
Quantum Computing, Inc.(1)(2)	664	5,465
Tobacco — 3.1%
Altria Group, Inc.	1,429	97,858
Philip Morris International, Inc.	1,556	291,439
Turning Point Brands, Inc.	48	3,886
Universal Corp.	56	2,548
		395,731
Trading Companies and Distributors — 0.0%
NPK International, Inc.(1)	248	3,293
TOTAL COMMON STOCKS (Cost $11,197,298)		12,848,871
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc.(1)	90	58
Arcellx, Inc.(1)	51	4
Blueprint Medicines Corp.(1)	28	13
		75
TOTAL RIGHTS (Cost $75)		75
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,620	35,620
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,004	16,004
TOTAL SHORT-TERM INVESTMENTS (Cost $51,624)		51,624
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $11,248,997)		12,900,570
OTHER ASSETS AND LIABILITIES — 0.0%		1,962
TOTAL NET ASSETS — 100.0%		$12,902,532

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $33,461. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,501, which includes securities collateral of $18,497.

9

Schedule of Investments - Avantis Inflation Focused Equity ETF

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
10

Schedule of Investments - Avantis Real Estate ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Data Center REITs — 9.4%
DigiCo Infrastructure REIT(1)	84,576	$159,057
Digital Core REIT Management Pte. Ltd.(2)	597,500	301,656
Digital Realty Trust, Inc.	164,292	30,490,952
Equinix, Inc.	46,289	48,451,622
Fermi, Inc.(2)	53,475	265,771
Keppel DC REIT	952,010	1,646,887
NTT DC REIT(2)	176,200	168,118
		81,484,063
Diversified REITs — 7.9%
Abrdn Property Income Trust Ltd.	1,278	31
Activia Properties, Inc.	545	463,263
AEW U.K. REIT PLC	68,706	98,723
Ahes Gayrimenkul Yatirim Ortakligi AS	277	96
AKIS Gayrimenkul Yatirimi AS	574,405	119,111
Alarko Gayrimenkul Yatirim Ortakligi AS	987,366	75,114
Argosy Property Ltd.(1)	184,993	113,830
Asce Gayrimenkul Yatirim Ortakligi AS	73,340	16,610
Aspen Group Ltd.	134,134	484,337
Attacq Ltd.(1)	245,742	254,311
Axis Real Estate Investment Trust	656,700	306,828
British Land Co. PLC	500,087	2,851,241
Broadstone Net Lease, Inc.	92,878	1,937,435
Burstone Group Ltd.	315,928	186,976
CENTRAL REIT Investment Corp.	91	58,533
Centuria Capital Group(1)	409,603	355,831
Charter Hall Group	287,908	3,980,378
Charter Hall Long Wale REIT	350,661	878,709
Concentradora Fibra Danhos SA de CV	66,834	114,821
Custodian Property Income REIT PLC	229,154	252,522
D&D Platform REIT Co. Ltd.	117	188
Daiwa House REIT Investment Corp.(1)	2,376	1,735,846
ESCON Japan REIT Investment Corp.	63	43,119
Essential Properties Realty Trust, Inc.	98,868	2,966,040
Fairvest Ltd., Class B	705,849	303,396
Fibra Uno Administracion SA de CV	1,572,020	2,704,439
Fuzul Gayrimenkul Yatirim Ortakligi AS(2)	206,826	40,303
GPT Group	1,077,562	3,625,932
Growthpoint Properties Ltd.	1,780,582	1,811,860
H&R Real Estate Investment Trust	88,340	631,023
Hankyu Hanshin REIT, Inc.	246	209,942
Heiwa Real Estate REIT, Inc.	524	432,273
Hulic Reit, Inc.	140	131,363
Is Gayrimenkul Yatirim Ortakligi AS	464,770	253,244
KDX Realty Investment Corp.	2,164	2,016,934
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	361,515	37,008
Land Securities Group PLC	352,377	3,248,525
LondonMetric Property PLC	1,224,469	3,103,195
Mapletree Pan Asia Commercial Trust(1)(2)	1,249,900	1,248,128
Menivim- The New REIT Ltd.	280,664	178,449
11

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Merlin Properties Socimi SA	216,826	$3,365,379
Mirvac Group	2,243,871	2,923,997
Mori Trust Reit, Inc.(1)	1,247	563,927
NIPPON REIT Investment Corp.	475	244,809
Nomura Real Estate Master Fund, Inc.(1)	2,087	1,919,070
NTT UD REIT Investment Corp.	755	614,451
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	9,079	1,679
Ozak Gayrimenkul Yatirim Ortakligi	362,889	101,804
Pasifik Gayrimenkul Yatirim Ortakligi	1,376,299	91,423
Peker Gayrimenkul Yatirim Ortakligi AS(2)	1,684,548	549,252
PowerGrid Infrastructure Investment Trust	405,105	425,191
PRO Real Estate Investment Trust	16	77
Redefine Properties Ltd.	4,144,151	1,577,798
Reit 1 Ltd.	167,846	1,212,950
SA Corporate Real Estate Ltd.	1,277,668	275,125
Schroder Real Estate Investment Trust Ltd.(1)	290,238	173,007
Sekisui House Reit, Inc.	2,580	1,181,682
Sella Capital Real Estate Ltd.	124,030	365,320
Servet Gayrimenkul Yatirim Ortakligi AS	875,759	46,105
Shinhan Seobu T&D REIT Co. Ltd.	6,492	18,404
SK REITs Co. Ltd.	89,302	356,116
Stockland	1,396,659	4,359,890
Stoneweg Europe Stapled Trust	5,600	10,144
Stride Property Group(1)	83,135	56,567
Suntec Real Estate Investment Trust	996,400	1,144,179
Tera Yatirim Teknoloji Holding AS(2)	585,735	437,530
Tokaido REIT, Inc.	90	54,769
Tokyu REIT, Inc.	444	513,759
Torunlar Gayrimenkul Yatirim Ortakligi AS	161,865	323,587
Tosei REIT Investment Corp.	40	32,857
United Urban Investment Corp.	1,511	1,520,078
WP Carey, Inc.	96,296	6,736,868
Ziraat Gayrimenkul Yatirim Ortakligi AS	689,864	278,754
		68,746,455
Health Care REITs — 13.9%
Aedifica SA	56,455	4,453,260
American Healthcare REIT, Inc.	111,629	6,163,037
CareTrust REIT, Inc.	112,275	4,373,111
First Real Estate Investment Trust(1)	557,500	94,489
Health Care & Medical Investment Corp.	3	1,795
Healthcare Realty Trust, Inc.	141,276	2,689,895
Healthpeak Properties, Inc.	94,359	1,964,554
LTC Properties, Inc.	23,442	945,182
National Health Investors, Inc.	23,582	1,676,916
National Healthcare Properties, Inc.	19,582	314,487
Omega Healthcare Investors, Inc.	150,297	6,871,579
Parkway Life Real Estate Investment Trust(1)(2)	309,100	1,011,758
Primary Health Properties PLC	209,831	270,086
Sabra Health Care REIT, Inc.	113,784	2,320,056
Target Healthcare REIT PLC	382,426	579,362
Universal Health Realty Income Trust	3,566	146,135
12

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Ventas, Inc.	228,080	$20,794,054
Vital Healthcare Property Trust(1)	196,443	209,250
Welltower, Inc.	281,688	66,545,973
		121,424,979
Hotel & Resort REITs — 2.6%
Akfen Gayrimenkul Yatirim Ortakligi AS(2)	1,212,884	64,305
Apple Hospitality REIT, Inc.	119,879	1,912,070
CapitaLand Ascott Trust(2)	1,569,400	1,055,288
CDL Hospitality Trusts(1)(2)	227,500	135,909
DiamondRock Hospitality Co.	110,220	1,356,808
Far East Hospitality Trust	559,400	246,472
Hoshino Resorts REIT, Inc.	352	535,236
Host Hotels & Resorts, Inc.	325,860	7,146,110
Invincible Investment Corp.	3,280	1,275,148
Japan Hotel REIT Investment Corp.	3,125	1,623,044
Kizilbuk Gayrimenkul Yatirim Ortakligi AS(2)	524,233	21,068
Nippon Hotel & Residential Investment Corp.	50	20,798
Ryman Hospitality Properties, Inc.	36,327	4,604,811
Sunstone Hotel Investors, Inc.	105,546	1,178,949
Xenia Hotels & Resorts, Inc.	53,541	1,003,894
		22,179,910
Industrial REITs — 16.7%
AIMS APAC REIT(2)	303,050	355,142
ARGAN SA	3,751	315,349
CapitaLand Ascendas REIT(1)	1,915,549	3,688,379
Centuria Industrial REIT(1)	268,624	561,623
CRE Logistics REIT, Inc.	333	280,397
Dexus Industria REIT(1)	85,732	144,914
Dream Industrial Real Estate Investment Trust	87,264	855,671
EastGroup Properties, Inc.	26,430	5,272,785
Equites Property Fund Ltd.	478,907	532,617
ESR Kendall Square REIT Co. Ltd.	168,107	383,893
ESR-REIT(2)	183,702	330,970
FIBRA Macquarie Mexico	473,989	1,227,051
Fibra MTY SAPI de CV	606,578	516,056
First Industrial Realty Trust, Inc.	67,956	4,205,117
Frasers Logistics & Commercial Trust(2)	1,730,000	1,271,609
GLP J-Reit(1)	2,277	1,906,768
Goodman Group	1,070,493	21,227,175
Goodman New Zealand Ltd. & Goodman Property Services NZ Ltd.(1)	537,778	642,408
Granite Real Estate Investment Trust	19,031	1,217,012
Industrial & Infrastructure Fund Investment Corp.	1,196	1,016,146
Innovative Industrial Properties, Inc.	16,584	943,961
Japan Logistics Fund, Inc.	1,350	796,371
LaSalle Logiport REIT	991	882,618
Lineage, Inc.	19,321	758,349
LXP Industrial Trust	28,258	1,715,543
Mapletree Industrial Trust(1)(2)	1,226,700	1,870,774
Mapletree Logistics Trust(1)(2)	2,015,000	1,853,779
Mitsubishi Estate Logistics REIT Investment Corp.(1)	877	621,494
Mitsui Fudosan Logistics Park, Inc.	1,670	1,086,332
Montea NV	7,435	557,137
13

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Nippon Prologis REIT, Inc.	3,361	$1,833,766
Prologis Property Mexico SA de CV	708,326	3,238,976
Prologis, Inc.	411,593	57,590,093
Rexford Industrial Realty, Inc.	106,292	3,937,056
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	258,047	271,662
Segro PLC	716,895	9,242,158
SOSiLA Logistics REIT, Inc.	379	244,470
STAG Industrial, Inc.	88,574	3,299,381
Terreno Realty Corp.	50,728	3,358,701
Tritax Big Box REIT PLC	1,318,926	2,782,482
Warehouses De Pauw CVA	106,091	2,587,399
		145,423,584
Multi-Family Residential REITs — 7.0%
Adra Gayrimenkul Yatirim Ortakligi AS(2)	37,389	44,790
Advance Residence Investment Corp.	1,481	1,347,074
Altarea SCA(1)	4,859	529,204
Boardwalk Real Estate Investment Trust	13,040	588,703
BSR Real Estate Investment Trust	15,291	170,568
Camden Property Trust	48,276	5,107,601
Canadian Apartment Properties REIT	43,897	1,032,535
Care Property Invest NV(1)	15,930	221,982
Comforia Residential REIT, Inc.(1)	1,266	784,115
Daiwa Securities Living Investments Corp.	1,002	593,647
Elme Communities	11,438	19,216
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	1,191,489	493,117
Essex Property Trust, Inc.	29,685	8,399,668
Home Invest Belgium SA	6,565	146,075
Independence Realty Trust, Inc.	103,258	1,670,714
Ingenia Communities Group(1)	222,551	582,619
Irish Residential Properties REIT PLC	364,598	458,821
Killam Apartment Real Estate Investment Trust	36,597	473,455
Living REIT PLC	179,074	185,271
Mid-America Apartment Communities, Inc.	53,332	6,871,828
Mitsui Fudosan Accommodations Fund, Inc.(1)	1,698	1,262,174
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	316,638	22,298
UDR, Inc.	139,799	5,165,573
UNITE Group PLC	241,246	1,652,302
Vivmark Residential	359,260	23,402,196
Xior Student Housing NV(1)	24	750
		61,226,296
Office REITs — 3.7%
Allied Properties Real Estate Investment Trust	31	190
AREIT, Inc.	482,010	283,356
Brookfield India Real Estate Trust	92,390	331,620
BXP, Inc.	861	58,539
Champion REIT(1)	768,000	216,650
Colonial SFL Socimi SA	157,201	969,356
COPT Defense Properties	56,052	2,017,872
Cousins Properties, Inc.	69,417	2,012,399
Cromwell Property Group(1)	661,301	180,060
Daiwa Office Investment Corp.(1)	422	843,185
Derwent London PLC	65,958	1,815,530
14

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Dexus	518,600	$2,146,132
Embassy Office Parks REIT	689,273	3,174,399
GDI Property Group Partnership	3,433	1,635
Gecina SA	41,396	3,287,885
Great Portland Estates PLC	229,749	1,041,467
Halk Gayrimenkul Yatirim Ortakligi AS	65,783	5,967
Hanwha REIT Co. Ltd.	31,333	122,374
Ichigo Office REIT Investment Corp.	133	80,859
Japan Excellent, Inc.	567	488,638
Japan Prime Realty Investment Corp.	1,644	995,099
Japan Real Estate Investment Corp.	3,289	2,421,745
JR Global Reit(2)	80,104	51,887
Keppel REIT	1,849,391	1,273,000
Knowledge Realty Trust	259,524	301,179
Mindspace Business Parks REIT	166,107	865,080
Mori Hills REIT Investment Corp.	814	654,237
NET Lease Office Properties	6,797	77,622
Nippon Building Fund, Inc.	4,393	3,469,796
NSI NV	10,414	204,698
Orix JREIT, Inc.(1)	2,818	1,716,963
Postal Realty Trust, Inc., Class A(1)	14,706	344,856
Precinct Properties Group	864,478	516,406
Real Commercial REIT, Inc.	3,905,400	449,656
SL Green Realty Corp.	2	112
Vakif Gayrimenkul Yatirim Ortakligi AS	1,437,998	56,874
Workspace Group PLC(1)	15,001	76,406
		32,553,729
Other Specialized REITs — 5.2%
Arena REIT	243,126	403,667
Automotive Properties Real Estate Investment Trust	4,071	35,013
Charter Hall Social Infrastructure REIT(1)	128,362	217,967
EPR Properties	23,240	1,364,421
Farmland Partners, Inc.	21,111	217,232
Four Corners Property Trust, Inc.	50,532	1,257,236
Gaming & Leisure Properties, Inc.	116,840	4,915,459
Gladstone Land Corp.(1)	1,282	11,769
Iron Mountain, Inc.	139,935	16,141,502
Koramco Life Infra Reit Co. Ltd.	15,564	47,882
Lamar Advertising Co., Class A	46,092	6,868,169
Millrose Properties, Inc.	69,200	2,105,064
Rural Funds Trust	255	356
VICI Properties, Inc.	456,628	11,712,508
		45,298,245
Retail REITs — 18.1%
Acadia Realty Trust	57,900	1,185,213
AEON REIT Investment Corp.	811	600,799
Agree Realty Corp.	56,368	4,072,588
Alexander's, Inc.	817	221,946
Ascencio	2,815	168,697
Brixmor Property Group, Inc.	126,681	3,659,814
BWP Property Group Ltd.	323,078	848,920
CapitaLand Integrated Commercial Trust	3,282,866	6,108,106
15

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Carmila SA	51,714	$952,053
Charter Hall Retail REIT	301,287	845,377
Choice Properties Real Estate Investment Trust	101,814	1,119,554
Crombie Real Estate Investment Trust	27,733	325,764
CT Real Estate Investment Trust	32,751	407,394
Curbline Properties Corp.	62,649	1,868,820
Eurocommercial Properties NV	23,244	730,828
Federal Realty Investment Trust	37,394	4,338,826
First Capital Real Estate Investment Trust	64,533	1,052,308
Fortune Real Estate Investment Trust	564,000	319,997
Frasers Centrepoint Trust	723,129	1,234,599
FrontView REIT, Inc.(1)	5,276	101,827
Fukuoka REIT Corp.(1)	395	434,890
Getty Realty Corp.	29,156	945,238
Hamborner REIT AG	118,658	586,040
Hammerson PLC	154,564	782,294
HMC Capital Ltd.(1)	167,538	389,509
HomeCo Daily Needs REIT	907,639	717,978
Hyprop Investments Ltd.	246,779	890,191
IGB Real Estate Investment Trust	1,092,300	745,838
InvenTrust Properties Corp.	41,555	1,342,642
Japan Metropolitan Fund Invest(1)	2,791	1,970,448
Kimco Realty Corp.	285,355	6,765,767
Kite Realty Group Trust	103,593	2,672,699
Kiwi Property Group Ltd.	625,248	340,360
Klepierre SA	176,826	7,690,697
Lendlease Global Commercial REIT	1,273,104	565,309
Link REIT	1,388,673	6,844,033
LOTTE REIT Co. Ltd.	117,763	338,663
Mercialys SA	83,180	1,071,507
Mitsui Fudosan Retail Fund Investment Corp.	1,628	796,523
NETSTREIT Corp.(1)	39,932	813,016
NewRiver REIT PLC	125,630	137,621
Nexus Select Trust	106,438	187,613
NNN REIT, Inc.	81,234	3,671,777
Pavilion Real Estate Investment Trust(1)	1,037,600	424,911
Phillips Edison & Co., Inc.	59,809	2,311,618
Primaris Real Estate Investment Trust	31,567	487,188
Realty Income Corp.	376,926	23,098,025
Regency Centers Corp.	87,112	6,513,364
Region Group	597,286	958,683
Resilient REIT Ltd.(1)	197,206	956,706
Retail Estates NV	7,761	588,512
RioCan Real Estate Investment Trust	78,765	1,184,359
Ronesans Gayrimenkul Yatirim AS	42,368	188,993
Sasseur Real Estate Investment Trust	258,000	141,018
Scentre Group	1,029,267	2,644,872
Shaftesbury Capital PLC	810,509	1,612,831
Simon Property Group, Inc.	141,389	30,019,712
SITE Centers Corp.	315	929
SmartCentres Real Estate Investment Trust	38,127	755,965
Starhill Global REIT	674,509	278,508
16

Schedule of Investments - Avantis Real Estate ETF

	Shares	Value
Sunway Real Estate Investment Trust	1,071,800	$548,203
Supermarket Income REIT PLC	628,419	726,594
Tanger, Inc.	60,180	2,269,388
Unibail-Rodamco-Westfield	24,557	2,777,630
Urban Edge Properties	54,781	1,159,166
Vastned NV(1)	1,627	54,605
Vicinity Ltd.	2,350,187	4,189,198
Vukile Property Fund Ltd.	787,129	1,149,631
Waypoint REIT Ltd.	386,945	651,190
Wereldhave NV	19,844	429,041
Yeni Gimat Gayrimenkul Ortakligi AS	55,504	268,968
		157,253,891
Self Storage REITs — 5.3%
Big Yellow Group PLC	118,887	1,401,410
CubeSmart	103,683	4,118,289
Extra Space Storage, Inc.	93,821	13,238,143
Public Storage	82,090	25,200,809
Safestore Holdings PLC	114,334	904,756
Shurgard Self Storage Ltd.	23,509	623,680
Smartstop Self Storage REIT, Inc.	24,915	808,990
Stor-Age Property REIT Ltd.	178,721	178,760
		46,474,837
Single-Family Residential REITs — 3.0%
American Homes 4 Rent, Class A	144,857	4,823,738
Equity LifeStyle Properties, Inc.	95,303	6,046,975
Flagship Communities REIT	1,087	23,947
Invitation Homes, Inc.	246,968	7,196,648
PRS REIT PLC(2)	240,168	32,315
Sun Communities, Inc.	59,515	7,226,311
UMH Properties, Inc.	31,882	524,459
		25,874,393
Telecom Tower REITs — 6.8%
American Tower Corp.	202,484	35,576,439
Crown Castle, Inc.	184,456	14,044,480
SBA Communications Corp.	50,611	9,598,882
		59,219,801
TOTAL COMMON STOCKS (Cost $808,224,624)		867,160,183
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,319,967	1,319,967
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,248,051	5,248,051
TOTAL SHORT-TERM INVESTMENTS (Cost $6,568,018)		6,568,018
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $814,792,642)		873,728,201
OTHER ASSETS AND LIABILITIES — (0.3)%		(3,029,892)
TOTAL NET ASSETS — 100.0%		$870,698,309

17

Schedule of Investments - Avantis Real Estate ETF

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $18,710,514. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $19,755,134, which includes securities collateral of $14,507,083.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Data Center REITs	$79,208,345	$2,275,718	—
Diversified REITs	11,640,343	57,106,112	—
Health Care REITs	114,804,979	6,620,000	—
Hotel & Resort REITs	17,202,642	4,977,268	—
Industrial REITs	81,080,986	64,342,598	—
Multi-Family Residential REITs	50,636,796	10,589,500	—
Office REITs	4,511,400	28,042,329	—
Other Specialized REITs	44,593,360	704,885	—
Retail REITs	97,032,375	60,221,516	—
Self Storage REITs	43,366,231	3,108,606	—
Single-Family Residential REITs	25,818,131	56,262	—
Other REITs	59,219,801	—	—
Short-Term Investments	6,568,018	—	—
	$635,683,407	$238,044,794	—

See Notes to Financial Statements.
18

Schedule of Investments - Avantis Responsible U.S. Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	4	$22
ATI, Inc.(1)	326	66,569
Axon Enterprise, Inc.(1)	3	1,700
Beta Technologies, Inc., Class A(1)	90	1,809
General Electric Co.	935	313,889
Hexcel Corp.	1,484	137,522
Honeywell Aerospace, Inc.(1)	237	37,472
Howmet Aerospace, Inc.	702	171,955
L3Harris Technologies, Inc.	1	266
Leonardo DRS, Inc.	110	4,180
Rocket Lab Corp.(1)	66	4,219
RTX Corp.	1,071	222,479
VSE Corp.	24	5,008
Woodward, Inc.	79	26,846
		993,936
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	891	133,347
Expeditors International of Washington, Inc.	3,052	578,812
FedEx Corp.	4,807	1,573,812
Forward Air Corp.(1)	15	255
Hub Group, Inc., Class A	2,004	79,899
Radiant Logistics, Inc.(1)	2,996	25,586
United Parcel Service, Inc., Class B	13,225	1,378,442
		3,770,153
Automobile Components — 0.5%
Aptiv PLC(1)	5,656	253,163
Autoliv, Inc.	3,328	403,387
BorgWarner, Inc.	9,416	604,130
Dana, Inc.	7,012	210,220
Dauch Corp.(1)	5,335	33,397
Dorman Products, Inc.(1)	690	88,906
Fox Factory Holding Corp.(1)	12	245
Gentex Corp.	5,131	114,780
Gentherm, Inc.(1)	659	25,892
Goodyear Tire & Rubber Co.(1)	13,234	82,977
LCI Industries	973	97,913
Lear Corp.	1,842	230,232
Motorcar Parts of America, Inc.(1)	1,016	11,806
Patrick Industries, Inc.	186	15,200
Phinia, Inc.	2,115	144,751
Standard Motor Products, Inc.	476	17,955
Versigent PLC(1)	42	1,991
Visteon Corp.	1,242	126,460
		2,463,405
Automobiles — 0.8%
Ford Motor Co.	82,864	1,155,124
General Motors Co.	27,249	2,352,134
Harley-Davidson, Inc.	5,621	155,140
Lucid Group, Inc.(1)	1	5
19

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Rivian Automotive, Inc., Class A(1)	1,724	$27,687
Tesla, Inc.(1)	792	291,416
Thor Industries, Inc.	1,523	115,748
Winnebago Industries, Inc.	1,094	32,919
		4,130,173
Banks — 6.2%
ACNB Corp.	12	780
Amalgamated Financial Corp.	794	38,168
Amerant Bancorp, Inc.	105	3,015
Associated Banc-Corp.	4,485	137,286
Atlantic Union Bankshares Corp.	2,711	109,335
Avidia Bancorp, Inc.	1,031	22,837
Axos Financial, Inc.(1)	2,347	227,166
Banc of California, Inc.	2,056	38,283
BancFirst Corp.	476	51,989
Banco Santander SA, ADR	7,401	107,759
Bancorp, Inc.(1)	1,995	129,675
Bank First Corp.	26	3,917
Bank of America Corp.	44,648	2,765,497
Bank of Hawaii Corp.	1,476	112,073
Bank of NT Butterfield & Son Ltd.	1,823	107,338
Bank OZK	3,745	183,805
Banner Corp.	881	61,793
Bar Harbor Bankshares	656	25,735
BayCom Corp.	48	1,432
Beacon Financial Corp.	1,581	49,090
BOK Financial Corp.	744	101,243
Business First Bancshares, Inc.	222	6,886
Byline Bancorp, Inc.	836	31,701
Camden National Corp.	476	26,884
Capital Bancorp, Inc.	611	22,082
Capitol Federal Financial, Inc.	267	2,299
Carter Bankshares, Inc.	1,238	38,675
Central BanCo, Inc., Class A	366	11,750
Central Pacific Financial Corp.	1,160	43,175
Citigroup, Inc.	20,352	2,678,730
Citizens Financial Group, Inc.	9,115	627,750
City Holding Co.	78	11,150
Columbia Banking System, Inc.	8,300	246,012
Columbia Financial, Inc.	2,689	31,246
Commerce Bancshares, Inc.	3,220	185,826
Community Financial System, Inc.	421	26,418
Cullen/Frost Bankers, Inc.	1,837	295,518
Customers Bancorp, Inc.(1)	1,115	87,171
CVB Financial Corp.	3,002	66,554
Dime Commercial Bancshares, Inc.	7	283
Eagle Bancorp, Inc.	943	25,734
East West Bancorp, Inc.	4,292	544,483
Eastern Bankshares, Inc.	796	17,480
Enterprise Financial Services Corp.	296	18,716
Farmers & Merchants Bancorp, Inc.	476	16,160
Farmers National Banc Corp.	385	6,010
FB Financial Corp.	867	49,384
20

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Fifth Third Bancorp	20,093	$1,080,401
Financial Institutions, Inc.	714	28,931
First BanCorp	5,720	159,474
First Bancorp, Inc.	656	22,475
First Bancorp/Southern Pines NC	167	10,593
First Busey Corp.	2,625	79,012
First Business Financial Services, Inc.	382	26,690
First Citizens BancShares, Inc., Class A	214	463,182
First Commonwealth Financial Corp.	75	1,552
First Financial Bancorp	2,286	74,592
First Financial Bankshares, Inc.	2,396	79,619
First Financial Corp.	2	157
First Hawaiian, Inc.	2,778	71,145
First Horizon Corp.	11,120	270,438
First Interstate BancSystem, Inc., Class A	1,536	56,540
First Merchants Corp.	119	4,935
First Mid Bancshares, Inc.	28	1,393
Firstsun Capital Bancorp(1)	29	1,160
Five Star Bancorp	591	27,080
Flagstar Bank NA	13,733	182,786
FNB Corp.	8,513	155,192
FS Bancorp, Inc.	464	19,627
Fulton Financial Corp.	5,894	138,273
German American Bancorp, Inc.	675	33,291
Glacier Bancorp, Inc.	1,248	57,795
Hancock Whitney Corp.	316	23,539
Hanmi Financial Corp.	103	3,193
Heritage Financial Corp.	360	10,285
Home BancShares, Inc.	3,821	112,567
HomeTrust Bancshares, Inc.	30	1,393
Hope Bancorp, Inc.	3,312	45,672
Horizon Bancorp, Inc.	375	7,282
Huntington Bancshares, Inc.	24,441	407,798
Independent Bank Corp.	1,006	81,667
Independent Bank Corp. (Michigan)	44	1,606
International Bancshares Corp.	1,799	126,218
JPMorgan Chase & Co.	21,401	7,619,184
KeyCorp	23,180	500,920
Lakeland Financial Corp.	520	30,727
Live Oak Bancshares, Inc.	1,368	53,886
M&T Bank Corp.	3,508	820,661
Mechanics Bancorp	836	13,159
Mercantile Bank Corp.	577	34,482
Meridian Corp.	491	9,462
Metrocity Bankshares, Inc.	886	30,851
National Bank Holdings Corp., Class A	154	6,359
NBT Bancorp, Inc.	1,324	68,080
Nicolet Bankshares, Inc.	30	5,080
Northpointe Bancshares, Inc.	1,150	19,538
Northwest Bancshares, Inc.	1,101	16,834
OceanFirst Financial Corp.	862	16,240
OFG Bancorp	1,397	72,714
Old National Bancorp	6,720	171,898
21

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Old Second Bancorp, Inc.	989	$24,804
OP Bancorp	375	5,629
Origin Bancorp, Inc.	274	14,558
Park National Corp.	17	3,320
Pathward Financial, Inc.	1,255	102,232
PCB Bancorp	836	22,848
Peoples Bancorp, Inc.	1,008	39,685
Pinnacle Financial Partners, Inc.	3,361	335,999
Plumas Bancorp	366	22,410
PNC Financial Services Group, Inc.	4,475	1,072,344
Popular, Inc.	3,020	507,934
Prosperity Bancshares, Inc.	1,621	115,999
Provident Financial Services, Inc.	4,242	99,263
QCR Holdings, Inc.	160	15,915
Regions Financial Corp.	20,560	614,333
Renasant Corp.	1,600	65,456
S&T Bancorp, Inc.	244	12,073
Seacoast Banking Corp. of Florida	413	14,023
Sierra Bancorp	511	20,246
Simmons First National Corp., Class A	2,133	48,163
Southern Missouri Bancorp, Inc.	296	21,783
Southside Bancshares, Inc.	930	29,351
Southstate Bank Corp.	2,968	311,313
Stock Yards Bancorp, Inc.	88	6,970
TFS Financial Corp.	1,196	20,894
Tompkins Financial Corp.	69	6,701
Towne Bank	165	6,112
TriCo Bancshares	226	12,064
Truist Financial Corp.	14,696	728,628
TrustCo Bank Corp.	564	31,990
Trustmark Corp.	573	26,312
U.S. Bancorp	17,028	1,048,584
UMB Financial Corp.	2,085	295,299
United Bankshares, Inc.	275	12,961
United Community Banks, Inc.	2,878	100,269
Univest Financial Corp.	165	6,851
Valley National Bancorp	7,908	107,865
WaFd, Inc.	761	27,213
Wells Fargo & Co.	5,454	471,171
WesBanco, Inc.	40	1,600
Westamerica Bancorporation	393	22,814
Western Alliance Bancorp	2,728	213,139
Wintrust Financial Corp.	1,999	300,570
WSFS Financial Corp.	260	20,137
Zions Bancorp NA	5,052	336,918
		30,078,664
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	154	27,383
Brown-Forman Corp., Class A	224	6,102
Brown-Forman Corp., Class B	2,546	67,647
Coca-Cola Co.	18,147	1,609,094
Constellation Brands, Inc., Class A	1,767	230,806
Keurig Dr. Pepper, Inc.	5,351	170,483
22

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Molson Coors Beverage Co., Class B	4,332	$172,240
Monster Beverage Corp.(1)	2,207	101,345
PepsiCo, Inc.	8,067	1,132,123
Vita Coco Co., Inc.(1)	105	6,165
		3,523,388
Biotechnology — 2.8%
AbbVie, Inc.	9,172	2,351,884
ACADIA Pharmaceuticals, Inc.(1)	420	12,142
Agios Pharmaceuticals, Inc.(1)	1,068	35,970
Aktis Oncology, Inc.(1)	90	2,332
Alkermes PLC(1)	1,460	68,605
Alnylam Pharmaceuticals, Inc.(1)	15	3,610
Altimmune, Inc.(1)	763	2,373
Amgen, Inc.	3,653	1,570,352
Anika Therapeutics, Inc.(1)	385	8,035
Aurinia Pharmaceuticals, Inc.(1)	79	1,273
Biogen, Inc.(1)	1,999	433,083
BioMarin Pharmaceutical, Inc.(1)	2,335	152,312
CareDx, Inc.(1)	57	2,856
CRISPR Therapeutics AG(1)	289	16,467
Cytokinetics, Inc.(1)	570	40,419
Denali Therapeutics, Inc.(1)	828	19,673
Dianthus Therapeutics, Inc.(1)	31	3,274
Editas Medicine, Inc.(1)	755	2,310
Emergent BioSolutions, Inc.(1)	911	5,557
Enanta Pharmaceuticals, Inc.(1)	62	827
Entrada Therapeutics, Inc.(1)	742	5,231
Exelixis, Inc.(1)	9,926	542,357
First Tracks Biotherapeutics, Inc.(1)	18	753
Gilead Sciences, Inc.	20,368	2,980,653
GRAIL, Inc.(1)	192	15,239
Halozyme Therapeutics, Inc.(1)	3,349	356,635
Incyte Corp.(1)	4,556	561,390
Krystal Biotech, Inc.(1)	35	12,578
Kura Oncology, Inc.(1)	210	2,657
Moderna, Inc.(1)	4,095	574,692
Myriad Genetics, Inc.(1)	3	10
Natera, Inc.(1)	4	1,288
Neurocrine Biosciences, Inc.(1)	1,070	164,812
Oruka Therapeutics, Inc.(1)	64	5,928
Praxis Precision Medicines, Inc.(1)	7	2,452
PTC Therapeutics, Inc.(1)	506	35,187
Q32 Bio, Inc.(1)(2)	1,049	15,599
Recursion Pharmaceuticals, Inc., Class A(1)(2)	407	1,384
Regeneron Pharmaceuticals, Inc.	1,101	879,787
REGENXBIO, Inc.(1)	166	1,577
Relay Therapeutics, Inc.(1)	344	6,323
Rigel Pharmaceuticals, Inc.(1)	1,135	52,414
Rocket Pharmaceuticals, Inc.(1)	2	7
Roivant Sciences Ltd.(1)	481	16,662
Sarepta Therapeutics, Inc.(1)	196	4,122
Twist Bioscience Corp.(1)	8	1,112
Tyra Biosciences, Inc.(1)	10	250
23

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
United Therapeutics Corp.(1)	1,082	$552,231
Upstream Bio, Inc.(1)	34	225
Vanda Pharmaceuticals, Inc.(1)	1,556	8,402
Vaxcyte, Inc.(1)	28	1,701
Veracyte, Inc.(1)	108	4,665
Vertex Pharmaceuticals, Inc.(1)	3,506	1,909,087
Xencor, Inc.(1)	1,032	28,138
Xenon Pharmaceuticals, Inc.(1)	22	1,325
		13,480,227
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	64,976	16,878,815
Coupang, Inc.(1)	22,579	362,619
Dillard's, Inc., Class A	115	71,987
eBay, Inc.	2,748	284,583
Etsy, Inc.(1)	608	49,449
Kohl's Corp.	6,391	113,888
Macy's, Inc.	12,469	273,819
MercadoLibre, Inc.(1)	172	333,026
Ollie's Bargain Outlet Holdings, Inc.(1)	919	69,311
		18,437,497
Building Products — 0.9%
A.O. Smith Corp.	3,608	213,341
AAON, Inc.	982	74,602
Advanced Drainage Systems, Inc.	2,958	401,489
Allegion PLC	557	86,474
Apogee Enterprises, Inc.	1,028	40,154
Armstrong World Industries, Inc.	1,903	328,420
AZZ, Inc.	4	549
Carlisle Cos., Inc.	845	292,860
Carrier Global Corp.	176	10,247
Fortune Brands Innovations, Inc.	960	42,557
Griffon Corp.	1,789	174,231
Hayward Holdings, Inc.(1)	1,644	23,098
Insteel Industries, Inc.	836	25,164
Janus International Group, Inc.(1)	5,971	29,616
Johnson Controls International PLC	1,499	207,222
Lennox International, Inc.	587	224,610
Louisiana-Pacific Corp.	3,199	225,561
Masco Corp.	925	66,748
Modine Manufacturing Co.(1)	1,902	339,374
Owens Corning	3,458	477,723
Quanex Building Products Corp.	1,959	37,652
Simpson Manufacturing Co., Inc.	1,191	217,488
Tecnoglass Holdings, Inc.	137	5,439
Trane Technologies PLC	1,033	459,065
Trex Co., Inc.(1)	3,040	138,563
UFP Industries, Inc.	825	69,729
Zurn Elkay Water Solutions Corp.	1,860	88,908
		4,300,884
Capital Markets — 4.8%
Acadian Asset Management, Inc.	1,452	136,778
Affiliated Managers Group, Inc.	119	43,815
Ameriprise Financial, Inc.	2,936	1,623,931
24

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Ares Management Corp., Class A	398	$56,982
Artisan Partners Asset Management, Inc., Class A	2,236	95,186
Bank of New York Mellon Corp.	9,727	1,568,771
BGC Group, Inc., Class A	11,957	143,604
Blackrock, Inc.	689	796,215
Blackstone, Inc.	3,873	554,768
Carlyle Group, Inc.	6,567	317,777
Cboe Global Markets, Inc.	739	221,848
Charles Schwab Corp.	13,738	1,508,707
CME Group, Inc.	2,623	748,866
Cohen & Steers, Inc.	1,029	83,009
Coinbase Global, Inc., Class A(1)	1,733	326,012
DigitalBridge Group, Inc.	812	12,919
Donnelley Financial Solutions, Inc.(1)	444	21,445
Evercore, Inc., Class A	1,108	317,364
FactSet Research Systems, Inc.	565	177,156
Federated Hermes, Inc.	1,863	118,580
Franklin Templeton, Inc.	4,834	165,081
Galaxy Digital, Inc., Class A(1)	765	18,819
Goldman Sachs Group, Inc.	3,544	3,635,790
Houlihan Lokey, Inc.	85	11,330
Interactive Brokers Group, Inc., Class A	387	37,651
Intercontinental Exchange, Inc.	1,280	205,696
Invesco Ltd.	7,299	239,261
Jefferies Financial Group, Inc.	3,505	184,503
KKR & Co., Inc.	6,104	669,731
Lazard, Inc.	3,278	141,708
LPL Financial Holdings, Inc.	1,475	545,949
MarketAxess Holdings, Inc.	594	96,602
Moelis & Co., Class A	2,039	138,795
Moody's Corp.	986	497,575
Morgan Stanley	12,959	2,764,414
Morningstar, Inc.	116	25,397
MSCI, Inc.	128	73,042
Nasdaq, Inc.	416	41,022
Northern Trust Corp.	5,138	953,407
Oppenheimer Holdings, Inc., Class A	64	7,603
Piper Sandler Cos.	2,878	216,023
Raymond James Financial, Inc.	4,381	780,563
Robinhood Markets, Inc., Class A(1)	2,075	217,481
S&P Global, Inc.	844	367,849
SEI Investments Co.	3,443	382,104
State Street Corp.	4,755	910,012
Stifel Financial Corp.	4,771	385,401
T. Rowe Price Group, Inc.	5,186	577,098
Tradeweb Markets, Inc., Class A	711	76,575
Victory Capital Holdings, Inc., Class A	1,502	177,251
Virtu Financial, Inc., Class A	126	8,271
Virtus Investment Partners, Inc.	9	1,489
Webull Corp.(1)	827	7,840
WisdomTree, Inc.	4,736	113,948
		23,549,014
25

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Chemicals — 0.4%
Albemarle Corp.	1,676	$226,210
Ashland, Inc.	1,072	78,610
Avient Corp.	1,584	69,791
Axalta Coating Systems Ltd.(1)	3,698	134,681
Balchem Corp.	100	17,589
Corteva, Inc.	891	75,405
Ecolab, Inc.	191	54,091
Element Solutions, Inc.	836	29,711
FMC Corp.	3,721	42,903
Hawkins, Inc.	951	114,377
Huntsman Corp.	6,246	59,837
Ingevity Corp.(1)	1,399	96,937
International Flavors & Fragrances, Inc.	1,714	147,970
Koppers Holdings, Inc.	1,129	51,787
Mativ Holdings, Inc.	1,745	20,748
Minerals Technologies, Inc.	1,217	86,310
PPG Industries, Inc.	1,262	141,558
PureCycle Technologies, Inc.(1)(2)	1,481	9,671
Quaker Chemical Corp.	383	63,501
RPM International, Inc.	426	44,347
Sensient Technologies Corp.	118	15,923
Sherwin-Williams Co.	554	187,701
Solstice Advanced Materials, Inc.	667	42,281
Stepan Co.	558	34,936
		1,846,875
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	1,559	6,673
Brady Corp., Class A	822	74,514
Brink's Co.	76	8,279
Cintas Corp.	2,757	556,335
Civeo Corp.(1)	836	27,947
Clean Harbors, Inc.(1)	741	233,600
Copart, Inc.(1)	8,938	294,865
Deluxe Corp.	590	13,629
Ennis, Inc.	1,016	21,681
Healthcare Services Group, Inc.(1)	2,537	55,789
HNI Corp.	2,626	127,177
Interface, Inc.	3,656	138,636
Liquidity Services, Inc.(1)	946	39,429
MillerKnoll, Inc.	69	1,559
MSA Safety, Inc.	298	55,657
OPENLANE, Inc.(1)	222	7,903
Quad/Graphics, Inc.	2,325	23,389
Rollins, Inc.	1,713	61,788
Tetra Tech, Inc.	701	25,334
UniFirst Corp.	196	54,214
Veralto Corp.	615	60,621
Vestis Corp.(1)	34	425
		1,889,444
26

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(1)	867	$6,719
Applied Optoelectronics, Inc.(1)	99	10,661
Arista Networks, Inc.(1)	8,929	1,747,316
Ciena Corp.(1)	2,499	956,617
Cisco Systems, Inc.	10,563	1,167,106
Digi International, Inc.(1)	179	13,414
Extreme Networks, Inc.(1)	1,899	42,709
F5, Inc.(1)	344	140,053
Harmonic, Inc.(1)	2,273	27,231
Lumentum Holdings, Inc.(1)	25	22,869
Motorola Solutions, Inc.	681	330,489
NETGEAR, Inc.(1)	507	10,728
NetScout Systems, Inc.(1)	425	16,503
Ubiquiti, Inc.	7	4,130
Viasat, Inc.(1)	7,064	475,195
Viavi Solutions, Inc.(1)	279	10,125
Vistance Networks, Inc.(1)	884	5,578
		4,987,443
Construction and Engineering — 0.1%
AECOM	40	2,697
API Group Corp.(1)	615	24,139
Everus Construction Group, Inc.(1)	1,996	229,799
Granite Construction, Inc.	28	3,376
Limbach Holdings, Inc.(1)	726	29,926
Matrix Service Co.(1)(2)	1,669	18,042
MYR Group, Inc.(1)	14	4,080
WillScot Holdings Corp.	2,929	60,630
		372,689
Construction Materials — 0.1%
James Hardie Industries PLC(1)	1,257	37,345
Knife River Corp.(1)	340	21,318
Titan America SA(1)(2)	1,180	17,606
Vulcan Materials Co.	716	193,019
		269,288
Consumer Finance — 1.4%
Ally Financial, Inc.	11,362	479,590
American Express Co.	4,212	1,390,676
Atlanticus Holdings Corp.(1)	332	30,036
Bread Financial Holdings, Inc.	2,117	221,163
Capital One Financial Corp.	9,396	2,015,536
Credit Acceptance Corp.(1)	139	83,364
Dave, Inc.(1)	583	209,600
Encore Capital Group, Inc.(1)	1,236	119,904
Enova International, Inc.(1)	532	120,615
EZCORP, Inc., Class A(1)	226	7,304
Figure Technology Solutions, Inc., Class A(1)	30	1,101
Green Dot Corp., Class A(1)(2)	1,475	19,603
Happen, Inc.(1)	4,105	72,166
Navient Corp.	3,206	30,489
Nelnet, Inc., Class A	333	41,715
OneMain Holdings, Inc.	5,009	312,862
PRA Group, Inc.(1)	889	16,731
27

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
PROG Holdings, Inc.	131	$4,995
Regional Management Corp.	476	15,275
SLM Corp.	11,467	297,798
SoFi Technologies, Inc.(1)(2)	8,808	157,487
Synchrony Financial	14,751	1,137,007
Upstart Holdings, Inc.(1)	46	1,319
World Acceptance Corp.(1)	116	21,322
		6,807,658
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	185	2,285
Chefs' Warehouse, Inc.(1)	377	42,401
Costco Wholesale Corp.	3,709	3,500,888
Dollar General Corp.	3,852	488,241
Dollar Tree, Inc.(1)	5,375	680,421
Kroger Co.	3,063	176,245
Maplebear, Inc.(1)	860	43,447
Natural Grocers by Vitamin Cottage, Inc.	1,016	27,808
PriceSmart, Inc.	1,045	177,660
Sprouts Farmers Market, Inc.(1)	5,493	450,646
Sysco Corp.	3,759	304,780
Target Corp.	12,397	1,994,429
U.S. Foods Holding Corp.(1)	155	16,250
United Natural Foods, Inc.(1)	3,487	152,940
Village Super Market, Inc., Class A	560	24,237
Walmart, Inc.	34,788	3,648,218
		11,730,896
Containers and Packaging — 0.5%
AptarGroup, Inc.	1,161	152,811
Ardagh Metal Packaging SA	526	2,672
Avery Dennison Corp.	684	119,091
Ball Corp.	4,807	302,697
Crown Holdings, Inc.	1,087	126,516
Graphic Packaging Holding Co.	9,437	105,694
Greif, Inc., Class A	1,024	84,736
Greif, Inc., Class B	116	12,254
Myers Industries, Inc.	1,647	52,852
Packaging Corp. of America	2,665	623,450
Silgan Holdings, Inc.	1	42
Smurfit Westrock PLC	12,444	583,624
Sonoco Products Co.	3,616	199,422
TriMas Corp.	428	16,598
		2,382,459
Distributors — 0.1%
Genuine Parts Co.	2,290	310,685
Gold.com, Inc.	1,067	47,983
LKQ Corp.	1,643	41,239
Pool Corp.	504	94,006
		493,913
Diversified Consumer Services — 0.3%
ADT, Inc.	1,916	14,159
American Public Education, Inc.(1)	223	10,180
Bright Horizons Family Solutions, Inc.(1)	7	519
28

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Covista, Inc.(1)	938	$124,126
Duolingo, Inc.(1)	38	5,638
Frontdoor, Inc.(1)	958	77,473
Graham Holdings Co., Class B	101	114,018
Grand Canyon Education, Inc.(1)	1,358	201,160
H&R Block, Inc.	719	37,136
Laureate Education, Inc., Class A(1)	6,343	238,053
Lincoln Educational Services Corp.(1)	1,252	31,500
OneSpaWorld Holdings Ltd.	1,890	46,929
Perdoceo Education Corp.	2,964	98,523
Service Corp. International	2,109	172,179
Strategic Education, Inc.	96	7,953
Stride, Inc.(1)	1,066	92,412
Universal Technical Institute, Inc.(1)	1,554	32,836
		1,304,794
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	67,073	1,736,520
Comcast Corp., Class A	43,945	1,169,816
IDT Corp., Class B	98	6,685
Iridium Communications, Inc.	4,868	228,699
Liberty Capital Corp., Class A(1)	23	614
Liberty Capital Corp., Class C(1)	252	6,560
Liberty Global Ltd., Class A(1)	876	9,417
Liberty Global Ltd., Class C(1)	272	2,853
Shenandoah Telecommunications Co.	1,439	17,800
Verizon Communications, Inc.	54,553	2,728,741
		5,907,705
Electric Utilities — 0.2%
Edison International	6,835	368,953
Exelon Corp.	11,446	500,419
		869,372
Electrical Equipment — 1.0%
Acuity, Inc.	581	192,770
Allient, Inc.	14	1,316
AMETEK, Inc.	1,289	303,134
Atkore, Inc.	2,027	189,910
Eaton Corp. PLC	1,303	523,650
EnerSys	1,485	273,032
Fluence Energy, Inc.(1)(2)	1,748	18,896
GE Vernova, Inc.	691	620,884
Generac Holdings, Inc.(1)	834	154,607
Hubbell, Inc.	434	196,602
Nextpower, Inc., Class A(1)	5,934	486,766
nVent Electric PLC	1,270	191,452
Regal Rexnord Corp.	73	11,567
Rockwell Automation, Inc.	369	156,615
Sensata Technologies Holding PLC	25	1,026
Shoals Technologies Group, Inc., Class A(1)	4,450	30,794
Sunrun, Inc.(1)	1,274	10,918
Vertiv Holdings Co., Class A	5,749	1,487,381
Vicor Corp.(1)	31	5,818
		4,857,138
29

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Electronic Equipment, Instruments and Components — 2.1%
Advanced Energy Industries, Inc.	706	$195,463
Amphenol Corp., Class A	4,787	758,979
Arrow Electronics, Inc.(1)	1,008	206,065
Avnet, Inc.	3,372	301,996
Badger Meter, Inc.	340	46,060
Bel Fuse, Inc., Class B	113	28,168
Belden, Inc.	287	32,850
Benchmark Electronics, Inc.	858	60,300
CDW Corp.	880	133,390
Cognex Corp.	1,087	66,264
Coherent Corp.(1)	374	103,908
Corning, Inc.	13,892	2,066,157
CTS Corp.	836	47,209
Daktronics, Inc.(1)	2,002	39,099
ePlus, Inc.	425	37,387
Fabrinet(1)	577	238,261
Flex Ltd.(1)	14,591	1,594,067
Ingram Micro Holding Corp.	1,332	37,522
Insight Enterprises, Inc.(1)	207	32,503
IPG Photonics Corp.(1)(2)	435	33,095
Jabil, Inc.	4,319	1,318,418
Keysight Technologies, Inc.(1)	1,795	579,246
Kimball Electronics, Inc.(1)	545	12,873
Knowles Corp.(1)	1,410	48,194
Littelfuse, Inc.	349	143,851
Methode Electronics, Inc.	656	11,959
Napco Security Technologies, Inc.	103	3,733
OSI Systems, Inc.(1)	1	208
PC Connection, Inc.	296	23,642
Plexus Corp.(1)	1,096	262,459
Ralliant Corp.	1	62
Rogers Corp.(1)	86	10,799
Sanmina Corp.(1)	1,389	273,244
ScanSource, Inc.(1)	656	37,451
TD SYNNEX Corp.	488	123,391
TE Connectivity PLC	2,822	579,216
Teledyne Technologies, Inc.(1)	26	15,937
TTM Technologies, Inc.(1)	2,402	285,646
Vishay Intertechnology, Inc.	4,891	148,833
Vishay Precision Group, Inc.(1)	633	39,126
Vontier Corp.	954	30,728
Zebra Technologies Corp., Class A(1)	6	2,121
		10,009,880
Energy Equipment and Services — 0.0%
Geospace Technologies Corp.(1)	956	5,038
National Energy Services Reunited Corp.(1)	2,661	93,428
Natural Gas Services Group, Inc.	595	20,944
		119,410
Entertainment — 0.7%
Cinemark Holdings, Inc.	593	21,117
IMAX Corp.(1)	1,888	96,666
Live Nation Entertainment, Inc.(1)	1,016	182,768
30

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Marcus Corp.	947	$26,923
Netflix, Inc.(1)	16,999	1,377,769
ROBLOX Corp., Class A(1)	128	5,285
Roku, Inc.(1)	478	75,012
Sphere Entertainment Co.(1)(2)	504	68,695
Take-Two Interactive Software, Inc.(1)	2,765	607,470
TKO Group Holdings, Inc.	119	21,731
Walt Disney Co.	5,552	597,118
Warner Bros Discovery, Inc.(1)	13,953	398,079
		3,478,633
Financial Services — 2.3%
Affirm Holdings, Inc.(1)	174	12,954
Apollo Global Management, Inc.	4,894	668,423
Block, Inc.(1)	637	52,247
Cannae Holdings, Inc.	1,556	24,274
Cass Information Systems, Inc.	476	26,708
Chime Financial, Inc., Class A(1)	51	1,689
Corebridge Financial, Inc.	8,571	278,900
Corpay, Inc.(1)	608	245,814
Enact Holdings, Inc.	836	40,295
Equitable Holdings, Inc.	11,734	588,225
Essent Group Ltd.	3,391	229,096
Euronet Worldwide, Inc.(1)	1,397	97,106
EVERTEC, Inc.	15	444
Federal Agricultural Mortgage Corp., Class C	384	84,442
Flywire Corp.(1)	198	3,740
Global Payments, Inc.	50	4,553
HA Sustainable Infrastructure Capital, Inc.	316	12,498
Jack Henry & Associates, Inc.	1,596	267,984
Jackson Financial, Inc., Class A	557	74,321
Marqeta, Inc., Class A(1)	29	476
Mastercard, Inc., Class A	4,973	2,930,639
Merchants Bancorp	228	12,002
MGIC Investment Corp.	10,168	311,649
NCR Atleos Corp.(1)	937	43,027
NewtekOne, Inc.	1,494	17,614
NMI Holdings, Inc., Class A(1)	3,683	163,341
Paymentus Holdings, Inc., Class A(1)	26	926
Payoneer Global, Inc.(1)	5,767	41,003
PayPal Holdings, Inc.	4,545	239,362
Paysign, Inc.(1)	156	1,944
PennyMac Financial Services, Inc.	1,162	84,954
Radian Group, Inc.	5,693	204,151
Rocket Cos., Inc., Class A(1)	645	8,649
Sezzle, Inc.(1)	11	1,326
Shift4 Payments, Inc., Class A(1)(2)	372	15,728
Toast, Inc., Class A(1)	326	11,113
Visa, Inc., Class A	10,668	4,047,119
Voya Financial, Inc.	3,162	320,374
Western Union Co.	5,211	37,311
WEX, Inc.(1)	307	58,508
		11,264,929
31

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Food Products — 0.4%
Alico, Inc.	44	$1,748
Archer-Daniels-Midland Co.	2,330	189,406
Bunge Global SA	3,520	409,059
Darling Ingredients, Inc.(1)	3,224	213,654
Del Monte Corp.	112	3,548
Dole PLC	967	13,393
General Mills, Inc.	687	28,304
Hershey Co.	2,599	457,970
J.M. Smucker Co.	1,240	162,638
John B Sanfilippo & Son, Inc.	191	14,075
Kraft Heinz Co.	2,394	61,454
Lamb Weston Holdings, Inc.	3,251	177,277
Marzetti Co.	307	34,584
McCormick & Co., Inc.	41	2,223
Mondelez International, Inc., Class A	2,432	150,954
Smithfield Foods, Inc.	249	5,456
Vital Farms, Inc.(1)	714	7,626
		1,933,369
Ground Transportation — 1.7%
ArcBest Corp.	1,005	138,660
Covenant Logistics Group, Inc.	740	26,159
CSX Corp.	39,588	1,999,590
Fedex Freight Holding Co., Inc.(1)	2,388	319,371
Heartland Express, Inc.	1,376	17,007
JB Hunt Transport Services, Inc.	2,799	743,051
Knight-Swift Transportation Holdings, Inc.	1,962	134,416
Landstar System, Inc.	1,362	246,018
Lyft, Inc., Class A(1)	14,288	241,467
Marten Transport Ltd.	2,515	36,266
Norfolk Southern Corp.	3,469	1,189,139
Old Dominion Freight Line, Inc.	4,953	990,402
Ryder System, Inc.	2,166	529,500
Saia, Inc.(1)	778	276,291
Schneider National, Inc., Class B	1,855	64,016
Uber Technologies, Inc.(1)	6,550	495,507
U-Haul Holding Co.(1)(2)	153	10,305
U-Haul Holding Co.	2,619	156,276
Union Pacific Corp.	811	243,843
Werner Enterprises, Inc.	134	5,250
XPO, Inc.(1)	1,247	241,906
		8,104,440
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	7,161	790,288
Align Technology, Inc.(1)	844	134,863
Baxter International, Inc.	1,911	49,686
Becton Dickinson & Co.	673	126,598
Bioventus, Inc., Class A(1)	145	1,979
Boston Scientific Corp.(1)	7,315	353,315
Cooper Cos., Inc.(1)	1,545	108,289
Dentsply Sirona, Inc.	3,214	35,900
Dexcom, Inc.(1)	7,959	724,747
Edwards Lifesciences Corp.(1)	4,721	428,431
32

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Enovis Corp.(1)	140	$3,443
Envista Holdings Corp.(1)	399	10,829
Globus Medical, Inc., Class A(1)	985	80,149
Haemonetics Corp.(1)	2,270	233,969
ICU Medical, Inc.(1)	63	10,896
IDEXX Laboratories, Inc.(1)	1,263	703,099
Inogen, Inc.(1)	66	354
Insulet Corp.(1)	126	18,731
Integer Holdings Corp.(1)	86	10,772
Integra LifeSciences Holdings Corp.(1)(2)	232	3,925
Intuitive Surgical, Inc.(1)	1,328	500,470
Lantheus Holdings, Inc.(1)	2,823	285,010
LeMaitre Vascular, Inc.	48	3,853
LivaNova PLC(1)	2,870	229,055
Medtronic PLC	5,738	520,150
Merit Medical Systems, Inc.(1)	198	17,951
Neogen Corp.(1)	1,569	18,138
Omnicell, Inc.(1)	83	2,918
OraSure Technologies, Inc.(1)	2,281	8,189
Penumbra, Inc.(1)	116	37,480
Procept Biorobotics Corp.(1)	20	424
QuidelOrtho Corp.(1)(2)	2,693	38,860
ResMed, Inc.	619	148,622
Solventum Corp.(1)	16	1,457
STERIS PLC	113	26,288
Strive, Inc., Class A(1)(2)	86	2,083
Stryker Corp.	1,119	362,332
Tactile Systems Technology, Inc.(1)	34	781
Teleflex, Inc.	365	51,848
TransMedics Group, Inc.(1)	76	6,450
UFP Technologies, Inc.(1)	42	12,514
Zimmer Biomet Holdings, Inc.	1,877	187,775
		6,292,911
Health Care Providers and Services — 1.6%
Acadia Healthcare Co., Inc.(1)	1,283	35,359
Alignment Healthcare, Inc.(1)	1,058	14,177
Aveanna Healthcare Holdings, Inc.(1)	125	1,678
BrightSpring Health Services, Inc.(1)	85	4,964
Cardinal Health, Inc.	2,214	519,449
Castle Biosciences, Inc.(1)	190	6,276
Cencora, Inc.	1,920	621,312
Centene Corp.(1)	15,472	995,469
Chemed Corp.	138	71,582
Cigna Group	642	177,243
Concentra Group Holdings Parent, Inc.	102	3,441
CorVel Corp.(1)	770	53,038
CVS Health Corp.	2,591	243,321
DaVita, Inc.(1)	348	61,251
Elevance Health, Inc.	2,280	894,991
Encompass Health Corp.	2,488	299,082
Ensign Group, Inc.	1,531	263,730
Fulgent Genetics, Inc.(1)	519	10,053
Guardant Health, Inc.(1)	12	1,908
33

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Guardian Pharmacy Services, Inc., Class A(1)	115	$4,265
HCA Healthcare, Inc.	688	285,142
HealthEquity, Inc.(1)	606	58,503
Hims & Hers Health, Inc.(1)(2)	243	7,188
Hinge Health, Inc., Class A(1)	57	5,276
Humana, Inc.	1,056	404,691
Labcorp Holdings, Inc.	1,069	355,614
McKesson Corp.	624	552,440
Molina Healthcare, Inc.(1)	1,322	262,774
NeoGenomics, Inc.(1)	814	14,579
NRC Health	476	9,967
Nutex Health, Inc.(1)(2)	212	40,017
PACS Group, Inc.(1)	1,952	82,589
Progyny, Inc.(1)	3,301	84,473
Tenet Healthcare Corp.(1)	34	9,041
UnitedHealth Group, Inc.	2,487	968,463
Universal Health Services, Inc., Class B	1,240	211,209
		7,634,555
Health Care Technology — 0.0%
Doximity, Inc., Class A(1)	13	347
Teladoc Health, Inc.(1)	1,193	7,564
Veeva Systems, Inc., Class A(1)	701	200,269
		208,180
Hotels, Restaurants and Leisure — 1.2%
Airbnb, Inc., Class A(1)	1,726	316,238
Aramark	632	35,588
Bloomin' Brands, Inc.(1)	3,190	32,857
Booking Holdings, Inc.	5,075	1,010,382
Brinker International, Inc.(1)	1,307	298,649
Carnival Corp. Ltd.	1,864	44,531
Cava Group, Inc.(1)	124	8,153
Cheesecake Factory, Inc.	968	105,986
Chipotle Mexican Grill, Inc.(1)	21,064	801,064
Choice Hotels International, Inc.	889	91,887
Cracker Barrel Old Country Store, Inc.(2)	1,140	62,974
Darden Restaurants, Inc.	2,518	539,507
Dave & Buster's Entertainment, Inc.(1)	656	5,884
DoorDash, Inc., Class A(1)	1,022	236,838
Expedia Group, Inc.	406	128,751
Hilton Grand Vacations, Inc.(1)(2)	199	8,440
Life Time Group Holdings, Inc.(1)	4,944	207,747
McDonald's Corp.	2,276	599,817
Navan, Inc., Class A(1)	37	1,075
Papa John's International, Inc.	2	47
Planet Fitness, Inc., Class A(1)	311	16,048
Pursuit Attractions & Hospitality, Inc.(1)	184	8,832
Six Flags Entertainment Corp.(1)	59	888
Starbucks Corp.	2,977	316,306
Target Hospitality Corp.(1)	281	5,204
Texas Roadhouse, Inc.	2,724	532,814
Travel & Leisure Co.	328	22,553
Vail Resorts, Inc.	137	18,757
Viking Holdings Ltd.(1)	678	58,403
34

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Wendy's Co.	2,488	$20,650
Wingstop, Inc.	105	11,495
Wyndham Hotels & Resorts, Inc.	825	60,770
Yum! Brands, Inc.	1,075	164,808
		5,773,943
Household Durables — 1.0%
Beazer Homes USA, Inc.(1)	1,275	42,305
Cavco Industries, Inc.(1)	184	102,880
Century Communities, Inc.	726	49,041
Champion Homes, Inc.(1)	1,428	127,478
Dr. Horton, Inc.	4,389	634,474
Dream Finders Homes, Inc., Class A(1)	15	211
Ethan Allen Interiors, Inc.	1,016	24,028
Garmin Ltd.	2,313	657,146
Green Brick Partners, Inc.(1)	1,106	79,875
Helen of Troy Ltd.(1)	685	20,619
Hovnanian Enterprises, Inc., Class A(1)	296	36,743
Installed Building Products, Inc.	801	194,507
KB Home	2,267	120,831
La-Z-Boy, Inc.	2,087	66,033
Lennar Corp., B Shares	171	14,066
Lennar Corp., Class A	3,728	313,562
LGI Homes, Inc.(1)	116	6,489
Lovesac Co.(1)(2)	1,148	17,903
M/I Homes, Inc.(1)	1,119	166,518
Meritage Homes Corp.	2,419	167,951
Mohawk Industries, Inc.(1)	785	100,676
NVR, Inc.(1)	67	423,120
PulteGroup, Inc.	6,408	809,459
SharkNinja, Inc.(1)	234	45,043
Somnigroup International, Inc.	940	60,865
Sonos, Inc.(1)	6,407	99,949
Toll Brothers, Inc.	2,929	420,165
		4,801,937
Household Products — 0.7%
Central Garden & Pet Co.(1)(2)	394	16,934
Central Garden & Pet Co., Class A(1)	2,116	78,736
Church & Dwight Co., Inc.	2,590	258,430
Clorox Co.	1,462	142,808
Colgate-Palmolive Co.	9,655	867,212
Energizer Holdings, Inc.	451	9,823
Kimberly-Clark Corp.	4,832	521,615
Oil-Dri Corp. of America	14	1,260
Procter & Gamble Co.	9,308	1,350,777
Spectrum Brands Holdings, Inc.	1,088	93,905
		3,341,500
Independent Power and Renewable Electricity Producers — 0.0%
Ormat Technologies, Inc.	1,108	113,016
Industrial Conglomerates — 0.1%
DuPont de Nemours, Inc.	1,420	191,118
Honeywell International, Inc.	283	60,429
		251,547
35

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Insurance — 4.7%
Aflac, Inc.	9,832	$1,139,037
Allstate Corp.	4,885	1,259,353
American Financial Group, Inc.	2,218	316,176
American International Group, Inc.	13,061	997,338
AMERISAFE, Inc.	476	12,395
Aon PLC, Class A	812	261,074
Arch Capital Group Ltd.(1)	9,292	911,266
Arthur J Gallagher & Co.	478	125,308
Assurant, Inc.	1,674	471,834
Assured Guaranty Ltd.	1,521	113,619
Axis Capital Holdings Ltd.	3,605	356,102
Brighthouse Financial, Inc.(1)	2,961	156,992
Chubb Ltd.	4,872	1,649,659
Cincinnati Financial Corp.	2,466	418,973
CNA Financial Corp.	476	23,119
CNO Financial Group, Inc.	4,283	234,666
Erie Indemnity Co., Class A	439	112,191
Everest Group Ltd.	1,136	425,602
Exzeo Group, Inc.(1)(2)	106	1,779
F&G Annuities & Life, Inc.	360	8,568
Fidelity National Financial, Inc.	4,425	205,541
First American Financial Corp.	3,645	269,438
Genworth Financial, Inc., Class A(1)	13,240	131,606
Globe Life, Inc.	2,859	493,663
Hamilton Insurance Group Ltd., Class B	336	11,814
Hanover Insurance Group, Inc.	1,159	262,061
Hartford Insurance Group, Inc.	8,935	1,227,490
Heritage Insurance Holdings, Inc.(1)	52	1,748
Hippo Holdings, Inc.(1)	385	12,655
Horace Mann Educators Corp.	1,215	61,831
Kemper Corp.	656	18,486
Kinsale Capital Group, Inc.	505	188,819
Lincoln National Corp.	3,886	165,505
Loews Corp.	63	6,822
Markel Group, Inc.(1)	168	302,889
Marsh & McLennan Cos., Inc.	2,036	386,433
MetLife, Inc.	10,540	1,003,092
Old Republic International Corp.	8,285	345,733
Oscar Health, Inc., Class A(1)	11,653	349,124
Palomar Holdings, Inc.	591	78,349
Pelagos Insurance Capital Ltd.	1,670	40,765
Primerica, Inc.	1,578	453,912
Principal Financial Group, Inc.	6,803	749,418
Progressive Corp.	7,966	1,737,225
Prudential Financial, Inc.	6,342	745,819
Reinsurance Group of America, Inc.	1,914	470,921
RenaissanceRe Holdings Ltd.	1,314	430,519
RLI Corp.	1,631	103,520
Safety Insurance Group, Inc.	85	8,818
Selective Insurance Group, Inc.	2,155	196,730
SiriusPoint Ltd.(1)	5,668	137,109
Skyward Specialty Insurance Group, Inc.(1)	449	25,777
Slide Insurance Holdings, Inc.	3,693	85,862
Stewart Information Services Corp.	187	12,838
36

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Travelers Cos., Inc.	5,397	$1,974,924
United Fire Group, Inc.	957	51,554
Universal Insurance Holdings, Inc.	156	6,705
Unum Group	4,712	439,253
W.R. Berkley Corp.	7,106	480,081
White Mountains Insurance Group Ltd.	94	197,589
Willis Towers Watson PLC	81	27,423
		22,894,912
Interactive Media and Services — 6.8%
Alphabet, Inc., Class A	36,473	12,377,113
Alphabet, Inc., Class C	29,268	9,816,780
Cargurus, Inc.(1)	4,159	148,310
Cars.com, Inc.(1)	3,417	39,979
EverQuote, Inc., Class A(1)	1,027	26,127
Grindr, Inc.(1)	100	1,548
Match Group, Inc.	947	38,496
Meta Platforms, Inc., Class A	18,028	10,318,145
People, Inc.(1)	398	15,235
Pinterest, Inc., Class A(1)	2,806	60,918
Reddit, Inc., Class A(1)	55	8,130
Taboola.com Ltd.(1)	6,524	24,334
Yelp, Inc.(1)	2,653	59,295
Ziff Davis, Inc.(1)	607	33,476
		32,967,886
IT Services — 0.7%
Accenture PLC, Class A	3,475	659,416
Akamai Technologies, Inc.(1)	2,276	247,219
Amdocs Ltd.	1,340	84,500
Applied Digital Corp.(1)	107	2,719
Cloudflare, Inc., Class A(1)	377	115,026
Cognizant Technology Solutions Corp., Class A	6,209	400,977
CoreWeave, Inc., Class A(1)	904	76,741
DigitalOcean Holdings, Inc.(1)	101	11,180
DXC Technology Co.(1)	7,838	88,569
EPAM Systems, Inc.(1)	288	33,935
Gartner, Inc.(1)	797	157,894
Globant SA(1)	193	7,857
GoDaddy, Inc., Class A(1)	2,303	225,418
Hackett Group, Inc.	836	9,372
International Business Machines Corp.	3,189	745,811
Kyndryl Holdings, Inc.(1)	9,013	121,225
MongoDB, Inc.(1)	90	40,803
Okta, Inc.(1)	157	27,167
Snowflake, Inc., Class A(1)	651	215,761
Twilio, Inc., Class A(1)	601	141,614
VeriSign, Inc.	314	90,520
		3,503,724
Leisure Products — 0.2%
Acushnet Holdings Corp.	956	82,589
Brunswick Corp.	3,004	228,003
Callaway Golf Co.(1)	4,477	70,334
Funko, Inc., Class A(1)	28	188
37

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Hasbro, Inc.	496	$46,674
JAKKS Pacific, Inc.	417	10,471
Malibu Boats, Inc., Class A(1)	853	22,997
MasterCraft Boat Holdings, Inc.(1)	836	19,462
Mattel, Inc.(1)(2)	11,320	169,234
Polaris, Inc.	2,778	179,292
YETI Holdings, Inc.(1)	3,767	154,635
		983,879
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	561	35,034
Adaptive Biotechnologies Corp.(1)	15	374
Agilent Technologies, Inc.	1,577	242,164
Avantor, Inc.(1)	1,445	21,010
Azenta, Inc.(1)	1,118	36,503
Bio-Rad Laboratories, Inc., Class A(1)	145	55,987
Bio-Techne Corp.	807	58,354
Bruker Corp.	85	4,931
Charles River Laboratories International, Inc.(1)	164	47,271
Danaher Corp.	2,034	434,381
Illumina, Inc.(1)	453	96,774
IQVIA Holdings, Inc.(1)	534	139,475
Medpace Holdings, Inc.(1)	331	196,611
Mettler-Toledo International, Inc.(1)	81	113,816
OmniAb, Inc.(1)	47	12
OmniAb, Inc.(1)	47	8
Repligen Corp.(1)	122	22,080
Revvity, Inc.	60	7,720
Sotera Health Co.(1)	685	12,947
Thermo Fisher Scientific, Inc.	867	535,026
Waters Corp.(1)	831	344,558
West Pharmaceutical Services, Inc.	790	269,477
		2,674,513
Machinery — 2.1%
Aebi Schmidt Holding AG(1)	15	190
AGCO Corp.	1,888	223,369
Alamo Group, Inc.	405	66,655
Albany International Corp., Class A	1,603	88,854
Allison Transmission Holdings, Inc.	35	4,400
Atmus Filtration Technologies, Inc.	3,717	175,554
Blue Bird Corp.(1)	1,767	102,751
Crane Co.	6	1,230
Cummins, Inc.	2,874	1,622,086
Deere & Co.	4,046	2,649,766
Donaldson Co., Inc.	3,281	298,210
Enerpac Tool Group Corp.	1,006	37,544
Enpro, Inc.	7	2,074
Federal Signal Corp.	23	2,691
Fortive Corp.	33	1,942
Franklin Electric Co., Inc.	1,150	115,103
Gates Industrial Corp. Ltd.(1)	1,678	42,923
Graco, Inc.	3,259	252,344
Greenbrier Cos., Inc.	88	3,966
38

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Hillman Solutions Corp.(1)	2,801	$21,568
IDEX Corp.	283	64,705
Illinois Tool Works, Inc.	2,256	621,235
Ingersoll Rand, Inc.	603	46,461
ITT, Inc.	1,286	257,573
JBT Marel Corp.	438	51,189
Kennametal, Inc.	2,660	78,044
Lincoln Electric Holdings, Inc.	18	5,062
Lindsay Corp.	424	48,722
Middleby Corp.(1)	115	12,747
Midera Food Processing, Inc.(1)	72	3,375
Mueller Industries, Inc.	9,198	574,047
Mueller Water Products, Inc., Class A	6,645	160,410
Oshkosh Corp.	2,027	312,381
Otis Worldwide Corp.	1,225	87,134
PACCAR, Inc.	3,247	403,050
Parker-Hannifin Corp.	566	554,363
Snap-on, Inc.	290	112,030
SPX Technologies, Inc.(1)	71	13,969
Standex International Corp.	55	15,931
Stanley Black & Decker, Inc.	545	52,522
Tennant Co.	606	42,178
Terex Corp.	2,998	190,403
Timken Co.	1,267	152,610
Titan International, Inc.(1)(2)	2,189	15,739
Toro Co.	4,339	424,398
Trinity Industries, Inc.	4,091	117,903
Wabash National Corp.	171	2,307
Watts Water Technologies, Inc., Class A	307	112,285
Worthington Enterprises, Inc.	309	17,749
Xylem, Inc.	1,280	140,941
		10,404,683
Marine Transportation — 0.1%
Costamare, Inc.	1,461	22,324
Kirby Corp.(1)	107	15,179
Matson, Inc.	1,506	338,564
Safe Bulkers, Inc.	3,896	33,622
		409,689
Media — 0.3%
AppLovin Corp., Class A(1)	299	93,306
Cable One, Inc.(1)	207	5,668
Charter Communications, Inc., Class A(1)	587	89,482
DoubleVerify Holdings, Inc.(1)	250	3,350
EchoStar Corp., Class A(1)(2)	35	3,025
Entravision Communications Corp., Class A	633	5,058
Fox Corp., Class A	6,794	457,576
Fox Corp., Class B	3,320	199,930
Ibotta, Inc., Class A(1)	28	1,042
John Wiley & Sons, Inc., Class A	196	10,269
New York Times Co., Class A	2,455	165,148
News Corp., Class A	4,902	150,540
News Corp., Class B	1,592	54,781
Nexstar Media Group, Inc., Class A	301	54,821
39

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Omnicom Group, Inc.	291	$25,471
Paramount Skydance Corp., Class B	6,400	69,824
PubMatic, Inc., Class A(1)	1,016	16,896
Scholastic Corp.	679	26,074
Sirius XM Holdings, Inc.	2	56
Trade Desk, Inc., Class A(1)	1,387	19,030
Versant Media Group, Inc.	59	2,426
		1,453,773
Metals and Mining — 0.6%
Commercial Metals Co.	3,812	257,196
Compass Minerals International, Inc.(1)	2,499	62,125
Newmont Corp.	8,058	1,015,791
Nucor Corp.	4,113	1,026,769
Reliance, Inc.	145	55,687
Royal Gold, Inc.	1,241	324,484
Ryerson Holding Corp.	1,252	31,375
Steel Dynamics, Inc.	137	31,869
USA Rare Earth, Inc.(1)	63	1,123
Worthington Steel, Inc.	1,099	37,861
		2,844,280
Oil, Gas and Consumable Fuels — 0.0%
Epsilon Energy Ltd.	327	2,037
Evolution Petroleum Corp.	26	96
Golar LNG Ltd.	168	8,650
Navigator Holdings Ltd.	1,202	26,576
SFL Corp. Ltd.	6,579	81,909
Teekay Corp. Ltd.	85	1,119
Teekay Tankers Ltd., Class A	157	14,074
		134,461
Paper and Forest Products — 0.0%
Magnera Corp.(1)	100	1,256
Sylvamo Corp.	1,771	63,614
		64,870
Passenger Airlines — 0.0%
Republic Airways Holdings, Inc.(1)(2)	1,102	19,186
Personal Care Products — 0.1%
Edgewell Personal Care Co.	1,943	55,803
elf Beauty, Inc.(1)	13	1,418
Estee Lauder Cos., Inc., Class A	3,775	386,182
Kenvue, Inc.	8,654	163,388
Nature's Sunshine Products, Inc.(1)(2)	252	3,566
Nu Skin Enterprises, Inc., Class A	1,031	4,835
USANA Health Sciences, Inc.(1)	247	3,522
		618,714
Pharmaceuticals — 3.5%
Alumis, Inc.(1)	60	1,309
Arvinas, Inc.(1)	1,599	14,711
Bristol-Myers Squibb Co.	17,909	1,196,500
Collegium Pharmaceutical, Inc.(1)	1,632	40,164
Corcept Therapeutics, Inc.(1)	674	76,398
Elanco Animal Health, Inc.(1)	3,635	86,949
Eli Lilly & Co.	3,787	4,380,537
Eton Pharmaceuticals, Inc.(1)	15	907
40

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Harmony Biosciences Holdings, Inc.(1)	1,797	$70,766
Jazz Pharmaceuticals PLC(1)	2,510	629,207
Johnson & Johnson	14,630	3,889,386
Maze Therapeutics, Inc.(1)(2)	1,092	29,014
MBX Biosciences, Inc.(1)	14	862
Merck & Co., Inc.	26,332	3,890,816
Organon & Co.	75	1,032
Pacira BioSciences, Inc.(1)	1,762	45,636
Perrigo Co. PLC	273	3,997
Pfizer, Inc.	32,935	937,330
Prestige Consumer Healthcare, Inc.(1)	126	6,524
Royalty Pharma PLC, Class A	4,156	255,220
Septerna, Inc.(1)	95	3,624
Theravance Biopharma, Inc.(1)	1,561	26,599
Viatris, Inc.	43,936	725,383
Zoetis, Inc.	5,901	454,967
		16,767,838
Professional Services — 0.8%
Amentum Holdings, Inc.(1)	11	220
Automatic Data Processing, Inc.	4,988	1,427,366
Barrett Business Services, Inc.	980	33,712
Booz Allen Hamilton Holding Corp.	1,255	94,941
Broadridge Financial Solutions, Inc.	809	147,545
Clarivate PLC(1)	3,778	7,745
Concentrix Corp.	20	602
Conduent, Inc.(1)	8,010	13,777
CRA International, Inc.	300	52,350
Equifax, Inc.	121	22,888
ExlService Holdings, Inc.(1)	1,736	66,107
Exponent, Inc.	519	36,854
Franklin Covey Co.(1)	476	9,687
FTI Consulting, Inc.(1)	136	20,478
Genpact Ltd.	1,621	61,566
IBEX Holdings Ltd.(1)	50	1,923
Innodata, Inc.(1)	1,793	101,161
Insperity, Inc.	1,407	75,064
Jacobs Solutions, Inc.	45	6,707
KBR, Inc.	657	24,638
Kelly Services, Inc., Class A	1,016	17,475
Kforce, Inc.	1,011	58,213
Korn Ferry	1,556	133,116
Legalzoom.com, Inc.(1)	196	1,221
Leidos Holdings, Inc.	135	18,928
ManpowerGroup, Inc.	1,335	84,038
Mobility Global, Inc.	1,221	24,786
Parsons Corp.(1)	419	20,380
Paychex, Inc.	4,072	518,529
Paycom Software, Inc.	1,504	359,606
Paylocity Holding Corp.(1)	206	33,005
RCM Technologies, Inc.(1)	11	458
Resources Connection, Inc.	477	1,999
Robert Half, Inc.	3,557	161,274
TransUnion	4	340
41

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
TriNet Group, Inc.	639	$44,915
TrueBlue, Inc.(1)	1,556	16,322
UL Solutions, Inc., Class A	315	23,474
Upwork, Inc.(1)	4,305	38,874
Verisk Analytics, Inc.	1,784	345,704
		4,107,988
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	2,857	416,579
Compass, Inc., Class A(1)	2	21
CoStar Group, Inc.(1)	1,662	53,300
Cushman & Wakefield Ltd.(1)	1,386	18,697
Forestar Group, Inc.(1)	1,016	28,722
FRP Holdings, Inc.(1)	22	487
Howard Hughes Holdings, Inc.(1)	1,512	96,965
Jones Lang LaSalle, Inc.(1)	1,043	381,603
Marcus & Millichap, Inc.	803	25,423
Newmark Group, Inc., Class A	3,304	50,320
Opendoor Technologies, Inc.(1)(2)	2,266	7,251
Real REMAX Group, Inc.(1)	295	5,610
Seaport Entertainment Group, Inc.(1)(2)	197	5,179
St. Joe Co.	180	11,898
Tejon Ranch Co.(1)	477	7,670
Zillow Group, Inc., Class A(1)	572	20,472
Zillow Group, Inc., Class C(1)	2,127	74,360
		1,204,557
Semiconductors and Semiconductor Equipment — 16.2%
ACM Research, Inc., Class A(1)	75	5,462
Advanced Micro Devices, Inc.(1)	9,411	4,429,946
Allegro MicroSystems, Inc.(1)	836	30,305
Ambiq Micro, Inc.(1)	19	1,108
Amkor Technology, Inc.	2,792	132,062
Analog Devices, Inc.	2,262	819,161
Applied Materials, Inc.	10,772	4,937,777
Astera Labs, Inc.(1)	32	9,503
Axcelis Technologies, Inc.(1)	963	111,063
AXT, Inc.(1)	9	545
Broadcom, Inc.	17,179	6,362,071
CEVA, Inc.(1)	190	5,140
Cirrus Logic, Inc.(1)	1,120	122,651
Cohu, Inc.(1)	1,110	51,171
Credo Technology Group Holding Ltd.(1)	45	10,179
Diodes, Inc.(1)	141	12,803
Enphase Energy, Inc.(1)	1,114	40,572
Entegris, Inc.	201	27,193
First Solar, Inc.(1)	1,105	223,099
FormFactor, Inc.(1)	913	91,857
GLOBALFOUNDRIES, Inc.	1,077	48,131
Intel Corp.(1)	27,499	2,461,435
IonQ, Inc.(1)(2)	301	11,832
KLA Corp.	19,610	3,440,574
Kulicke & Soffa Industries, Inc.	1,837	147,070
Lam Research Corp.	17,729	5,345,116
MACOM Technology Solutions Holdings, Inc.(1)	20	5,277
42

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Marvell Technology, Inc.	3,072	$650,220
Micron Technology, Inc.	15,195	14,567,902
Monolithic Power Systems, Inc.	161	204,111
NVIDIA Corp.	124,291	27,440,967
NXP Semiconductors NV	1,252	281,249
ON Semiconductor Corp.(1)	8,655	641,249
Onto Innovation, Inc.(1)	795	212,432
Penguin Solutions, Inc.(1)	2,773	136,099
Photronics, Inc.(1)	2,191	61,655
Power Integrations, Inc.	164	8,426
Qorvo, Inc.(1)	870	83,590
QUALCOMM, Inc.	10,338	1,762,422
Rambus, Inc.(1)	1,387	120,239
Silicon Laboratories, Inc.(1)	37	8,105
SiTime Corp.(1)	9	5,089
Skyworks Solutions, Inc.	2,147	143,870
SolarEdge Technologies, Inc.(1)	790	25,438
Synaptics, Inc.(1)	660	63,835
Teradyne, Inc.	3,460	1,210,412
Texas Instruments, Inc.	7,651	1,996,222
Universal Display Corp.	323	26,864
Veeco Instruments, Inc.(1)	836	37,035
		78,570,534
Software — 6.8%
A10 Networks, Inc.	2,464	62,561
ACI Worldwide, Inc.(1)	656	34,952
Adeia, Inc.	1,553	39,182
Adobe, Inc.(1)	1,275	373,307
Alarm.com Holdings, Inc.(1)	247	14,217
Appfolio, Inc., Class A(1)	12	2,811
Aurora Innovation, Inc.(1)	1,125	6,334
Autodesk, Inc.(1)	1,278	330,401
Bill Holdings, Inc.(1)	158	7,778
Blackbaud, Inc.(1)	18	865
Box, Inc., Class A(1)	1,121	40,109
C3.ai, Inc., Class A(1)	599	6,481
Cadence Design Systems, Inc.(1)	1,551	525,448
Cipher Digital, Inc.(1)	6,753	104,671
Circle Internet Group, Inc.(1)	76	7,262
Cleanspark, Inc.(1)	88	1,023
Clear Secure, Inc., Class A	693	30,596
Commvault Systems, Inc.(1)	376	51,707
Consensus Cloud Solutions, Inc.(1)	11	421
Crowdstrike Holdings, Inc., Class A(1)	3,353	774,543
Daily Journal Corp.(1)	1	623
Datadog, Inc., Class A(1)	669	158,580
Docusign, Inc.(1)	1,800	119,286
Dolby Laboratories, Inc., Class A	670	41,245
Dropbox, Inc., Class A(1)	847	29,806
Dynatrace, Inc.(1)	580	31,662
Elastic NV(1)	14	1,366
Fair Isaac Corp.(1)	90	103,249
Five9, Inc.(1)	163	5,633
43

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Fortinet, Inc.(1)	5,977	$1,021,649
Freshworks, Inc., Class A(1)	311	4,329
Gen Digital, Inc.	2,996	92,876
Gitlab, Inc., Class A(1)	28	1,303
Guidewire Software, Inc.(1)	8	1,638
HubSpot, Inc.(1)	13	3,398
InterDigital, Inc.	1,387	464,687
Intuit, Inc.	699	251,151
JFrog Ltd.(1)	62	6,204
LiveRamp Holdings, Inc.(1)	476	17,955
Manhattan Associates, Inc.(1)	754	168,285
MARA Holdings, Inc.(1)(2)	1,266	13,635
Microsoft Corp.	45,358	23,009,660
Nutanix, Inc., Class A(1)	792	54,307
OneSpan, Inc.	163	2,693
Oracle Corp.	4,341	647,330
Pagaya Technologies Ltd., Class A(1)	2,870	62,394
Palantir Technologies, Inc., Class A(1)	4,544	846,911
Palo Alto Networks, Inc.(1)	3,787	1,447,126
Pegasystems, Inc.	208	7,656
Progress Software Corp.(1)	534	24,708
Qualys, Inc.(1)	1,509	280,885
Rapid7, Inc.(1)	35	471
Riot Platforms, Inc.(1)	365	6,933
Salesforce, Inc.	1,726	444,514
Samsara, Inc., Class A(1)	24	980
ServiceNow, Inc.(1)	3,537	523,441
ServiceTitan, Inc., Class A(1)	11	1,078
SPS Commerce, Inc.(1)	127	10,846
Strategy, Inc., Class A(1)	125	16,617
Synopsys, Inc.(1)	401	176,276
Teradata Corp.(1)	687	19,923
Tyler Technologies, Inc.(1)	132	49,133
UiPath, Inc., Class A(1)	182	3,398
Workday, Inc., Class A(1)	535	105,636
Xperi, Inc.(1)(2)	592	3,516
Zeta Global Holdings Corp., Class A(1)	504	15,609
Zoom Communications, Inc., Class A(1)	1,317	127,328
Zscaler, Inc.(1)	116	21,853
		32,864,451
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A(1)(2)	1,438	5,249
Abercrombie & Fitch Co., Class A(1)	2,709	387,604
Advance Auto Parts, Inc.	2,508	105,787
American Eagle Outfitters, Inc.	8,130	135,202
Arhaus, Inc.	2,937	25,581
Asbury Automotive Group, Inc.(1)	640	135,296
AutoNation, Inc.(1)	1,599	321,799
AutoZone, Inc.(1)	35	104,693
Bath & Body Works, Inc.	1,196	23,023
Best Buy Co., Inc.	7,354	589,423
Bob's Discount Furniture, Inc.(1)(2)	108	1,818
Boot Barn Holdings, Inc.(1)	874	131,651
44

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Buckle, Inc.	1,593	$67,862
Build-A-Bear Workshop, Inc.(2)	1,013	30,664
Burlington Stores, Inc.(1)	2,244	582,901
Caleres, Inc.	1,752	21,339
CarMax, Inc.(1)	3,605	221,095
Carvana Co.(1)	3,225	236,909
Cato Corp., Class A(1)(2)	45	118
Chewy, Inc., Class A(1)	1,016	24,181
Citi Trends, Inc.(1)	26	1,770
Dick's Sporting Goods, Inc.	732	98,893
Five Below, Inc.(1)	2,385	588,713
Floor & Decor Holdings, Inc., Class A(1)	2,074	104,260
GameStop Corp., Class A(1)	1,227	22,552
Gap, Inc.	11,816	263,615
Genesco, Inc.(1)	656	21,956
Group 1 Automotive, Inc.	9	2,426
Haverty Furniture Cos., Inc.	656	17,889
Home Depot, Inc.	4,500	1,475,235
Lithia Motors, Inc.	979	359,606
Lowe's Cos., Inc.	1,939	396,913
MarineMax, Inc.(1)	1,016	53,015
National Vision Holdings, Inc.(1)	476	8,130
O'Reilly Automotive, Inc.(1)	4,105	364,524
Penske Automotive Group, Inc.	887	192,115
PetMed Express, Inc.(1)(2)	18	34
Revolve Group, Inc.(1)	78	1,733
RH(1)(2)	285	42,508
Ross Stores, Inc.	7,690	1,757,473
Sally Beauty Holdings, Inc.(1)	5,414	88,681
Shoe Station Group, Inc.	656	8,987
Signet Jewelers Ltd.	2,319	190,807
Sonic Automotive, Inc., Class A	854	67,167
TJX Cos., Inc.	17,800	2,383,598
Tractor Supply Co.	15,682	547,302
Ulta Beauty, Inc.(1)	1,588	852,915
Upbound Group, Inc.	1,446	26,462
Urban Outfitters, Inc.(1)	2,638	212,860
Valvoline, Inc.(1)	256	8,207
Victoria's Secret & Co.(1)	4,526	386,566
Wayfair, Inc., Class A(1)	589	58,470
Williams-Sonoma, Inc.	4,723	1,078,025
Zumiez, Inc.(1)	836	14,964
		14,850,566
Technology Hardware, Storage and Peripherals — 7.2%
Apple, Inc.	88,721	28,111,249
Dell Technologies, Inc., Class C	2,042	931,172
Diebold Nixdorf, Inc.(1)(2)	1,199	81,340
Eastman Kodak Co.(1)	370	3,323
Everpure, Inc., Class A(1)	1,470	136,636
GPGI, Inc., Class A	71	939
Hewlett Packard Enterprise Co.	9,087	474,705
HP, Inc.	1,167	35,033
Immersion Corp.	1,412	10,703
45

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
NetApp, Inc.	2,692	$498,801
Sandisk Corp.(1)	941	1,474,265
Seagate Technology Holdings PLC	1,904	1,577,236
Super Micro Computer, Inc.(1)	7,347	273,896
Western Digital Corp.	3,186	1,435,452
		35,044,750
Textiles, Apparel and Luxury Goods — 0.8%
Amer Sports, Inc.(1)	317	9,684
Birkenstock Holding PLC(1)(2)	167	5,830
Carter's, Inc.	1,310	42,431
Columbia Sportswear Co.	745	42,763
Crocs, Inc.(1)	1,411	169,856
Deckers Outdoor Corp.(1)	4,981	433,746
Ermenegildo Zegna NV	3,242	44,026
Figs, Inc., Class A(1)	157	2,408
G-III Apparel Group Ltd.	2,043	66,581
Gildan Activewear, Inc.	487	25,387
Kontoor Brands, Inc.	1,777	134,004
Levi Strauss & Co., Class A	2,838	58,917
Lululemon Athletica, Inc.(1)	2,598	312,436
Movado Group, Inc.	656	22,127
NIKE, Inc., Class B	11,826	461,924
Oxford Industries, Inc.	850	32,547
PVH Corp.	1,325	98,262
Ralph Lauren Corp.	1,472	510,637
Steven Madden Ltd.	353	15,243
Tapestry, Inc.	7,577	934,926
Under Armour, Inc., Class A(1)	4,960	24,998
Under Armour, Inc., Class C(1)	3,536	17,432
VF Corp.	18,228	244,984
		3,711,149
Trading Companies and Distributors — 1.1%
Applied Industrial Technologies, Inc.	727	235,533
BlueLinx Holdings, Inc.(1)	462	36,789
Boise Cascade Co.	1,922	149,935
Core & Main, Inc., Class A(1)	1,214	52,153
DNOW, Inc.(1)	3,243	51,985
Fastenal Co.	20,767	1,024,021
Ferguson Enterprises, Inc.	210	47,147
Global Industrial Co.	60	2,346
Herc Holdings, Inc.	1,398	212,971
Hudson Technologies, Inc.(1)	1,740	9,292
McGrath RentCorp	717	80,619
MSC Industrial Direct Co., Inc., Class A	904	107,468
NPK International, Inc.(1)	2,455	32,602
QXO, Inc.(1)	1,664	22,098
Rush Enterprises, Inc., Class A	2,493	191,537
Rush Enterprises, Inc., Class B	740	57,528
SiteOne Landscape Supply, Inc.(1)	375	36,949
Titan Machinery, Inc.(1)(2)	1,016	20,899
United Rentals, Inc.	1,196	1,241,448
Watsco, Inc.	368	114,014
WESCO International, Inc.	1,065	362,526
WW Grainger, Inc.	1,101	1,441,749
		5,531,609
46

Schedule of Investments - Avantis Responsible U.S. Equity ETF

	Shares	Value
Water Utilities — 0.0%
American States Water Co.	134	$11,965
American Water Works Co., Inc.	444	61,374
California Water Service Group	1,245	62,213
		135,552
Wireless Telecommunication Services — 0.3%
Array Digital Infrastructure, Inc.	112	4,106
Gogo, Inc.(1)	1,905	4,800
T-Mobile U.S., Inc.	7,500	1,353,300
		1,362,206
TOTAL COMMON STOCKS (Cost $320,737,031)		484,901,035
RIGHTS — 0.0%
Biotechnology — 0.0%
Blueprint Medicines Corp.(1)	16	7
Mirati Therapeutics, Inc.(1)	384	269
Verve Therapeutics, Inc.(1)	6	4
		280
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	2,724	1,444
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	112	114
Hologic, Inc.(1)	1,707	17
		131
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	70	26
TOTAL RIGHTS (Cost $1,881)		1,881
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	382	887
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	333,954	333,954
State Street Navigator Securities Lending Government Money Market Portfolio(3)	574,444	574,444
TOTAL SHORT-TERM INVESTMENTS (Cost $908,398)		908,398
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $321,647,310)		485,812,201
OTHER ASSETS AND LIABILITIES — (0.1)%		(272,073)
TOTAL NET ASSETS — 100.0%		$485,540,128

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $763,790. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $787,694, which includes securities collateral of $213,250.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
47

Schedule of Investments - Avantis Total Equity Markets ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 82.8%
Aerospace and Defense — 1.6%
AAR Corp.(1)	9	$1,164
AeroVironment, Inc.(1)	1,093	162,147
Astronics Corp.(1)	51	3,757
Astronics Corp., Class B(1)(2)	10	729
ATI, Inc.(1)	9,683	1,977,269
Axon Enterprise, Inc.(1)	974	551,829
Boeing Co.(1)	4,003	831,743
BWX Technologies, Inc.	147	22,387
Carpenter Technology Corp.	2,437	1,161,036
Curtiss-Wright Corp.	104	60,583
Ducommun, Inc.(1)	1,110	190,276
FTAI Aviation Ltd.	70	13,307
General Dynamics Corp.	921	342,013
General Electric Co.	3,382	1,135,371
HEICO Corp.	19	6,292
HEICO Corp., Class A	21	5,128
Hexcel Corp.	195	18,071
Honeywell Aerospace, Inc.(1)	2,032	321,280
Howmet Aerospace, Inc.	1,817	445,074
Huntington Ingalls Industries, Inc.	325	94,640
Kratos Defense & Security Solutions, Inc.(1)	2,676	136,422
L3Harris Technologies, Inc.	6,858	1,825,942
Lockheed Martin Corp.	1,523	854,753
Moog, Inc., Class A	637	236,645
National Presto Industries, Inc.	1	152
Northrop Grumman Corp.	1,486	801,994
Rocket Lab Corp.(1)	563	35,987
RTX Corp.	6,418	1,333,211
StandardAero, Inc.(1)	13	318
Textron, Inc.	916	73,793
TransDigm Group, Inc.	62	72,648
V2X, Inc.(1)	147	11,343
Woodward, Inc.	72	24,467
		12,751,771
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	181	27,089
Expeditors International of Washington, Inc.	1,077	204,253
FedEx Corp.	11,979	3,921,925
Forward Air Corp.(1)	5	85
GXO Logistics, Inc.(1)	258	12,314
Hub Group, Inc., Class A	601	23,962
United Parcel Service, Inc., Class B	19,554	2,038,113
		6,227,741
Automobile Components — 0.1%
Adient PLC(1)	352	6,677
Aptiv PLC(1)	283	12,667
Autoliv, Inc.	423	51,272
BorgWarner, Inc.	1,803	115,680
Dana, Inc.	412	12,352
Dauch Corp.(1)	1,107	6,930
48

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Dorman Products, Inc.(1)	368	$47,417
Fox Factory Holding Corp.(1)	14	286
Garrett Motion, Inc.	486	13,098
Gentex Corp.	14,156	316,670
Gentherm, Inc.(1)	874	34,339
Goodyear Tire & Rubber Co.(1)	2,342	14,684
LCI Industries	418	42,063
Lear Corp.	237	29,623
Patrick Industries, Inc.	412	33,669
Phinia, Inc.	328	22,448
QuantumScape Corp.(1)(2)	90	503
Standard Motor Products, Inc.	630	23,764
Versigent PLC(1)	189	8,959
Visteon Corp.	1,415	144,075
		937,176
Automobiles — 0.5%
Ford Motor Co.	17,835	248,620
General Motors Co.	8,303	716,715
Harley-Davidson, Inc.	923	25,475
Lucid Group, Inc.(1)	16	77
Rivian Automotive, Inc., Class A(1)	1,667	26,772
Tesla, Inc.(1)	8,226	3,026,757
Thor Industries, Inc.	227	17,252
Winnebago Industries, Inc.	860	25,877
		4,087,545
Banks — 5.1%
1st Source Corp.	340	29,114
Ameris Bancorp	2,613	220,145
Arrow Financial Corp.	22	830
Associated Banc-Corp.	489	14,968
Atlantic Union Bankshares Corp.	1,689	68,117
Axos Financial, Inc.(1)	4,064	393,355
Banc of California, Inc.	829	15,436
BancFirst Corp.	1,392	152,034
Banco Santander SA, ADR	7,625	111,020
Bancorp, Inc.(1)	1,611	104,715
Bank of America Corp.	85,049	5,267,935
Bank of Hawaii Corp.	210	15,945
Bank of Marin Bancorp	912	24,241
Bank of NT Butterfield & Son Ltd.	689	40,568
Bank OZK	1,490	73,129
Bank7 Corp.	630	32,357
BankUnited, Inc.	1,384	63,110
Banner Corp.	8,438	591,841
Beacon Financial Corp.	1,189	36,918
Blue Ridge Bankshares, Inc.	3,077	12,000
BOK Financial Corp.	99	13,472
Burke & Herbert Financial Services Corp.	97	6,917
Byline Bancorp, Inc.	27	1,024
Capitol Federal Financial, Inc.	391	3,367
Carter Bankshares, Inc.	989	30,896
Cathay General Bancorp	6,016	368,239
Central BanCo, Inc., Class A	573	18,396
49

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Central Pacific Financial Corp.	144	$5,360
Citigroup, Inc.	7,479	984,386
Citizens Financial Group, Inc.	1,581	108,883
City Holding Co.	300	42,885
Columbia Banking System, Inc.	2,338	69,298
Columbia Financial, Inc.	854	9,924
Commerce Bancshares, Inc.	1,630	94,067
Community Financial System, Inc.	514	32,254
Community Trust Bancorp, Inc.	72	5,481
ConnectOne Bancorp, Inc.	249	7,829
Cullen/Frost Bankers, Inc.	314	50,513
Customers Bancorp, Inc.(1)	222	17,356
CVB Financial Corp.	630	13,967
Dime Commercial Bancshares, Inc.	339	13,696
East West Bancorp, Inc.	1,275	161,747
Eastern Bankshares, Inc.	678	14,889
Enterprise Financial Services Corp.	570	36,041
Equity Bancshares, Inc., Class A	15	740
FB Financial Corp.	177	10,082
Fifth Third Bancorp	3,524	189,486
First BanCorp	4,473	124,707
First Bancorp/Southern Pines NC	1,165	73,896
First Busey Corp.	1,668	50,207
First Citizens BancShares, Inc., Class A	262	567,073
First Commonwealth Financial Corp.	3,680	76,176
First Community Bankshares, Inc.	36,062	1,748,646
First Financial Bancorp	1,033	33,707
First Financial Bankshares, Inc.	496	16,482
First Hawaiian, Inc.	615	15,750
First Horizon Corp.	11,298	274,767
First Interstate BancSystem, Inc., Class A	1,702	62,651
First Merchants Corp.	1,339	55,528
Flagstar Bank NA	1,409	18,754
FNB Corp.	1,275	23,243
Fulton Financial Corp.	3,668	86,051
German American Bancorp, Inc.	500	24,660
Glacier Bancorp, Inc.	11,651	539,558
Great Southern Bancorp, Inc.	280	21,916
Hancock Whitney Corp.	609	45,364
Hanmi Financial Corp.	4	124
Hilltop Holdings, Inc.	1,300	49,465
Home BancShares, Inc.	3,452	101,696
HomeTrust Bancshares, Inc.	380	17,647
Hope Bancorp, Inc.	888	12,246
Huntington Bancshares, Inc.	7,831	130,660
Independent Bank Corp.	209	16,967
International Bancshares Corp.	1,930	135,409
JPMorgan Chase & Co.	43,030	15,319,541
KeyCorp	6,012	129,919
Lakeland Financial Corp.	1,238	73,153
Live Oak Bancshares, Inc.	339	13,353
M&T Bank Corp.	457	106,911
Mechanics Bancorp	990	15,583
50

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Mercantile Bank Corp.	90	$5,378
Metrocity Bankshares, Inc.	478	16,644
Midland States Bancorp, Inc.	51	1,672
National Bank Holdings Corp., Class A	234	9,662
NBT Bancorp, Inc.	366	18,820
Nicolet Bankshares, Inc.	72	12,193
Northwest Bancshares, Inc.	828	12,660
OceanFirst Financial Corp.	255	4,804
OFG Bancorp	4,059	211,271
Old National Bancorp	993	25,401
Origin Bancorp, Inc.	244	12,964
Park National Corp.	90	17,576
Pathward Financial, Inc.	9,812	799,286
Peoples Bancorp, Inc.	120	4,724
Pinnacle Financial Partners, Inc.	986	98,570
PNC Financial Services Group, Inc.	3,422	820,014
Popular, Inc.	1,032	173,572
Preferred Bank	155	15,877
Prosperity Bancshares, Inc.	198	14,169
Provident Financial Services, Inc.	1,188	27,799
QCR Holdings, Inc.	114	11,340
RBB Bancorp	1,314	34,098
Regions Financial Corp.	9,590	286,549
Renasant Corp.	412	16,855
S&T Bancorp, Inc.	936	46,313
Seacoast Banking Corp. of Florida	408	13,854
ServisFirst Bancshares, Inc.	1,478	63,613
Simmons First National Corp., Class A	1,674	37,799
Southside Bancshares, Inc.	13	410
Southstate Bank Corp.	1,407	147,580
Stock Yards Bancorp, Inc.	817	64,715
Texas Capital Bancshares, Inc.	1,905	185,128
Third Coast Bancshares, Inc.(1)	16	714
Tompkins Financial Corp.	201	19,521
Towne Bank	999	37,003
TriCo Bancshares	96	5,125
Triumph Financial, Inc.(1)	2,620	186,675
Truist Financial Corp.	6,565	325,493
TrustCo Bank Corp.	78	4,424
Trustmark Corp.	318	14,603
U.S. Bancorp	38,602	2,377,111
UMB Financial Corp.	473	66,991
United Bankshares, Inc.	13,545	638,376
United Community Banks, Inc.	2,234	77,833
Univest Financial Corp.	261	10,837
Valley National Bancorp	1,659	22,629
WaFd, Inc.	537	19,203
Wells Fargo & Co.	34,780	3,004,644
WesBanco, Inc.	797	31,888
Westamerica Bancorporation	108	6,269
Western Alliance Bancorp	962	75,161
Wintrust Financial Corp.	1,183	177,876
51

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
WSFS Financial Corp.	2,015	$156,062
Zions Bancorp NA	8,468	564,731
		40,595,262
Beverages — 0.7%
Boston Beer Co., Inc., Class A(1)	10	1,778
Brown-Forman Corp., Class A	19	518
Brown-Forman Corp., Class B	537	14,268
Celsius Holdings, Inc.(1)	48	1,510
Coca-Cola Co.	19,350	1,715,764
Coca-Cola Consolidated, Inc.	2,090	408,741
Constellation Brands, Inc., Class A	188	24,557
Keurig Dr. Pepper, Inc.	7,355	234,330
MGP Ingredients, Inc.	9	149
Molson Coors Beverage Co., Class B	364	14,473
Monster Beverage Corp.(1)	4,532	208,109
National Beverage Corp.	212	6,706
PepsiCo, Inc.	23,408	3,285,079
Vita Coco Co., Inc.(1)	90	5,284
		5,921,266
Biotechnology — 1.6%
4D Molecular Therapeutics, Inc.(1)	2,031	28,657
AbbVie, Inc.	12,245	3,139,863
ACADIA Pharmaceuticals, Inc.(1)	163	4,712
Agios Pharmaceuticals, Inc.(1)	615	20,713
Alkermes PLC(1)	2,651	124,571
Alnylam Pharmaceuticals, Inc.(1)	282	67,875
Amgen, Inc.	4,033	1,733,706
Arcus Biosciences, Inc.(1)	66	1,933
Ardelyx, Inc.(1)	1,419	5,364
Arrowhead Pharmaceuticals, Inc.(1)	73	6,014
Atrium Therapeutics, Inc.(1)	200	2,664
Aurinia Pharmaceuticals, Inc.(1)	63	1,015
Beam Therapeutics, Inc.(1)	258	7,593
Biogen, Inc.(1)	514	111,358
Biohaven Ltd.(1)	67	1,023
BioMarin Pharmaceutical, Inc.(1)	365	23,809
Bridgebio Pharma, Inc.(1)	129	9,880
CareDx, Inc.(1)	237	11,876
Compass Therapeutics, Inc.(1)	2,770	6,620
Cue Biopharma, Inc.(1)	10	255
Cytokinetics, Inc.(1)	959	68,003
Design Therapeutics, Inc.(1)	2,020	30,482
Emergent BioSolutions, Inc.(1)	2,858	17,434
Enanta Pharmaceuticals, Inc.(1)	61	813
Exelixis, Inc.(1)	1,617	88,353
Gilead Sciences, Inc.	4,939	722,773
GRAIL, Inc.(1)	1,656	131,437
Halozyme Therapeutics, Inc.(1)	9,208	980,560
Hyperliquid Strategies, Inc.(1)	1,605	19,661
Ideaya Biosciences, Inc.(1)	288	11,549
Immunovant, Inc.(1)	21	857
Incyte Corp.(1)	542	66,785
Insmed, Inc.(1)	784	95,507
52

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Intellia Therapeutics, Inc.(1)	17	$216
Ionis Pharmaceuticals, Inc.(1)	144	8,692
Iovance Biotherapeutics, Inc.(1)	2,248	18,366
Ironwood Pharmaceuticals, Inc.(1)	72	306
Jade Biosciences, Inc.(1)	5	107
Keros Therapeutics, Inc.(1)	11	122
Krystal Biotech, Inc.(1)	73	26,233
Kymera Therapeutics, Inc.(1)	117	13,901
Madrigal Pharmaceuticals, Inc.(1)	155	83,705
Mineralys Therapeutics, Inc.(1)	39	1,001
Mirum Pharmaceuticals, Inc.(1)	8	784
Moderna, Inc.(1)	1,914	268,611
Monte Rosa Therapeutics, Inc.(1)	51	711
Myriad Genetics, Inc.(1)	1,763	5,677
Natera, Inc.(1)	108	34,772
Neurocrine Biosciences, Inc.(1)	301	46,363
Novavax, Inc.(1)	77	722
Olema Pharmaceuticals, Inc.(1)	1,759	18,346
OnKure Therapeutics, Inc., Class A(1)	504	1,830
Organogenesis Holdings, Inc.(1)(2)	1,052	1,809
PMV Pharmaceuticals, Inc.(1)(2)	4,716	5,706
Praxis Precision Medicines, Inc.(1)	3	1,051
Precigen, Inc.(1)	3,000	20,790
Protagonist Therapeutics, Inc.(1)	99	14,627
Prothena Corp. PLC(1)	884	8,265
PTC Therapeutics, Inc.(1)	1,705	118,566
Recursion Pharmaceuticals, Inc., Class A(1)(2)	986	3,352
Regeneron Pharmaceuticals, Inc.	3,654	2,919,838
Revolution Medicines, Inc.(1)	513	105,457
Roivant Sciences Ltd.(1)	1,240	42,954
Spyre Therapeutics, Inc.(1)	72	6,432
Tenaya Therapeutics, Inc.(1)	3,673	2,526
TG Therapeutics, Inc.(1)	250	13,575
Twist Bioscience Corp.(1)	147	20,433
Ultragenyx Pharmaceutical, Inc.(1)	7	176
United Therapeutics Corp.(1)	217	110,752
Upstream Bio, Inc.(1)	937	6,203
UroGen Pharma Ltd.(1)	3,595	154,909
Vanda Pharmaceuticals, Inc.(1)	2,779	15,007
Vaxcyte, Inc.(1)	212	12,877
Veracyte, Inc.(1)	886	38,266
Verastem, Inc.(1)	107	773
Vertex Pharmaceuticals, Inc.(1)	2,117	1,152,749
Vir Biotechnology, Inc.(1)	101	1,105
Whitehawk Therapeutics, Inc.(1)	1,254	5,693
Xencor, Inc.(1)	32	873
		12,858,944
Broadline Retail — 2.5%
1stdibs.com, Inc.(1)	660	2,884
Amazon.com, Inc.(1)	62,859	16,328,882
Coupang, Inc.(1)	1,362	21,874
Dillard's, Inc., Class A	2,921	1,828,458
eBay, Inc.	1,701	176,156
53

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Etsy, Inc.(1)	30	$2,440
Kohl's Corp.	33	588
Macy's, Inc.	4,387	96,338
MercadoLibre, Inc.(1)	563	1,090,081
		19,547,701
Building Products — 0.6%
A.O. Smith Corp.	458	27,082
Advanced Drainage Systems, Inc.	92	12,487
Allegion PLC	173	26,858
Apogee Enterprises, Inc.	1,303	50,895
Armstrong World Industries, Inc.	324	55,916
AZZ, Inc.	564	77,358
Builders FirstSource, Inc.(1)	438	29,083
Carlisle Cos., Inc.	181	62,731
Carrier Global Corp.	1,467	85,409
Fortune Brands Innovations, Inc.	81	3,591
Griffon Corp.	2,952	287,495
Hayward Holdings, Inc.(1)	690	9,694
Insteel Industries, Inc.	374	11,257
Johnson Controls International PLC	1,143	158,008
Lennox International, Inc.	6,304	2,412,163
Louisiana-Pacific Corp.	196	13,820
Masco Corp.	986	71,150
Masterbrand, Inc.(1)	1,121	9,248
Modine Manufacturing Co.(1)	76	13,561
Owens Corning	796	109,967
Quanex Building Products Corp.	54	1,038
Resideo Technologies, Inc.(1)	88	1,704
Simpson Manufacturing Co., Inc.	2,362	431,325
Tecnoglass Holdings, Inc.	260	10,322
Trane Technologies PLC	891	395,960
Trex Co., Inc.(1)	755	34,413
UFP Industries, Inc.	4,371	369,437
Zurn Elkay Water Solutions Corp.	3,241	154,920
		4,926,892
Capital Markets — 3.6%
Acadian Asset Management, Inc.	260	24,492
Affiliated Managers Group, Inc.	296	108,984
Ameriprise Financial, Inc.	740	409,301
Ares Capital Corp.	2,040	40,943
Ares Management Corp., Class A	860	123,126
Artisan Partners Asset Management, Inc., Class A	425	18,092
Bank of New York Mellon Corp.	5,493	885,911
BGC Group, Inc., Class A	5,918	71,075
Blackrock, Inc.	1,846	2,133,256
Blackstone, Inc.	2,225	318,709
Carlyle Group, Inc.	538	26,034
Cboe Global Markets, Inc.	163	48,933
Charles Schwab Corp.	14,801	1,625,446
CME Group, Inc.	434	123,907
Cohen & Steers, Inc.	287	23,152
Coinbase Global, Inc., Class A(1)	540	101,585
DigitalBridge Group, Inc.	323	5,139
54

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Evercore, Inc., Class A	819	$234,586
FactSet Research Systems, Inc.	80	25,084
Federated Hermes, Inc.	561	35,708
Franklin Templeton, Inc.	791	27,013
Galaxy Digital, Inc., Class A(1)	918	22,583
Goldman Sachs Group, Inc.	12,240	12,557,016
Houlihan Lokey, Inc.	5,815	775,081
Interactive Brokers Group, Inc., Class A	721	70,146
Intercontinental Exchange, Inc.	2,372	381,180
Invesco Ltd.	3,852	126,269
Jefferies Financial Group, Inc.	392	20,635
KKR & Co., Inc.	9,738	1,068,453
Lazard, Inc.	40	1,729
LPL Financial Holdings, Inc.	239	88,462
MarketAxess Holdings, Inc.	27	4,391
MarketWise, Inc.(2)	16	288
Moelis & Co., Class A	790	53,775
Moody's Corp.	214	107,993
Morgan Stanley	9,067	1,934,173
MSCI, Inc.	104	59,347
Nasdaq, Inc.	16,927	1,669,172
Northern Trust Corp.	1,034	191,869
Oppenheimer Holdings, Inc., Class A	517	61,415
Perella Weinberg Partners	3,421	56,891
Piper Sandler Cos.	3,886	291,683
PJT Partners, Inc., Class A	1,426	257,236
Raymond James Financial, Inc.	1,497	266,721
Robinhood Markets, Inc., Class A(1)	1,300	136,253
S&P Global, Inc.	459	200,051
SEI Investments Co.	288	31,962
State Street Corp.	2,387	456,824
StepStone Group, Inc., Class A	16	836
Stifel Financial Corp.	3,449	278,610
StoneX Group, Inc.(1)	4,411	302,065
T. Rowe Price Group, Inc.	797	88,690
Tradeweb Markets, Inc., Class A	129	13,893
Victory Capital Holdings, Inc., Class A	216	25,490
Virtu Financial, Inc., Class A	855	56,122
Webull Corp.(1)	864	8,191
WisdomTree, Inc.	2,966	71,362
		28,147,333
Chemicals — 1.0%
AdvanSix, Inc.	1,231	20,693
Air Products & Chemicals, Inc.	2,123	656,983
Albemarle Corp.	553	74,638
American Vanguard Corp.(1)	82	180
Ashland, Inc.	342	25,079
Avient Corp.	2,466	108,652
Axalta Coating Systems Ltd.(1)	699	25,458
Balchem Corp.	585	102,896
Cabot Corp.	2,464	203,797
Celanese Corp.	168	7,641
CF Industries Holdings, Inc.	2,191	284,896
55

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Chemours Co.	7,306	$113,681
Corteva, Inc.	4,166	352,569
Dow, Inc.	852	26,003
Eastman Chemical Co.	915	66,283
Ecolab, Inc.	6,424	1,819,277
Element Solutions, Inc.	125	4,442
FMC Corp.	191	2,202
Hawkins, Inc.	77	9,261
HB Fuller Co.	1,764	96,932
Huntsman Corp.	668	6,399
Ingevity Corp.(1)	1,351	93,611
Innospec, Inc.	400	37,544
International Flavors & Fragrances, Inc.	284	24,518
Linde PLC	4,657	2,279,974
LyondellBasell Industries NV, Class A	1,059	68,920
Minerals Technologies, Inc.	1,690	119,855
Mosaic Co.	2,715	65,486
NewMarket Corp.	400	359,080
Olin Corp.	614	10,684
PPG Industries, Inc.	951	106,674
PureCycle Technologies, Inc.(1)(2)	1,886	12,316
Quaker Chemical Corp.	369	61,180
RPM International, Inc.	185	19,258
Scotts Miracle-Gro Co.	204	12,199
Sensient Technologies Corp.	1,060	143,036
Sherwin-Williams Co.	256	86,735
Solstice Advanced Materials, Inc.	1,412	89,507
Stepan Co.	286	17,906
Trinseo PLC(1)	178	2
Tronox Holdings PLC, Class A	2,509	13,273
Westlake Corp.	32	2,402
		7,632,122
Commercial Services and Supplies — 0.4%
ABM Industries, Inc.	411	19,165
Brady Corp., Class A	26	2,357
BrightView Holdings, Inc.(1)	969	10,766
Brink's Co.	1,421	154,790
Casella Waste Systems, Inc., Class A(1)	1,869	172,415
Cintas Corp.	710	143,271
Clean Harbors, Inc.(1)	111	34,993
Copart, Inc.(1)	52,174	1,721,220
Deluxe Corp.	833	19,242
Enviri Corp.(1)	706	15,730
Healthcare Services Group, Inc.(1)	630	13,854
HNI Corp.	281	13,609
Interface, Inc.	701	26,582
MSA Safety, Inc.	56	10,459
OPENLANE, Inc.(1)	849	30,224
Pitney Bowes, Inc.	1,027	17,592
Republic Services, Inc.	817	180,492
Rollins, Inc.	590	21,281
Tetra Tech, Inc.	3,456	124,900
UniFirst Corp.	385	106,491
56

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Veralto Corp.	369	$36,372
Waste Connections, Inc.	238	39,346
Waste Management, Inc.	1,149	251,539
		3,166,690
Communications Equipment — 1.8%
Applied Optoelectronics, Inc.(1)	90	9,692
Arista Networks, Inc.(1)	36,253	7,094,350
Calix, Inc.(1)	37	1,410
Ciena Corp.(1)	805	308,154
Cisco Systems, Inc.	46,775	5,168,170
Digi International, Inc.(1)	5	375
Extreme Networks, Inc.(1)	1,093	24,582
F5, Inc.(1)	223	90,790
Harmonic, Inc.(1)	2,995	35,880
Lumentum Holdings, Inc.(1)	100	91,476
Motorola Solutions, Inc.	2,095	1,016,703
NETGEAR, Inc.(1)	556	11,765
NetScout Systems, Inc.(1)	285	11,067
Ubiquiti, Inc.	748	441,335
Viasat, Inc.(1)	1,252	84,222
Viavi Solutions, Inc.(1)	4,804	174,337
Vistance Networks, Inc.(1)	1,779	11,225
		14,575,533
Construction and Engineering — 1.6%
AECOM	819	55,225
API Group Corp.(1)	78	3,061
Arcosa, Inc.	2,463	357,874
Argan, Inc.	161	68,423
Centuri Holdings, Inc.(1)	60	1,225
Comfort Systems USA, Inc.	2,532	3,913,510
Dycom Industries, Inc.(1)	1,414	411,771
EMCOR Group, Inc.	3,431	2,520,207
Everus Construction Group, Inc.(1)	1,503	173,040
Fluor Corp.(1)	986	53,747
Granite Construction, Inc.	516	62,209
IES Holdings, Inc.(1)	6,806	2,062,218
Limbach Holdings, Inc.(1)	151	6,224
MasTec, Inc.(1)	187	44,839
MYR Group, Inc.(1)	405	118,025
NWPX Infrastructure, Inc.(1)	75	8,244
Primoris Services Corp.	430	31,007
Quanta Services, Inc.	3,417	2,074,427
Sterling Infrastructure, Inc.(1)	96	45,127
Tutor Perini Corp.	165	14,606
Valmont Industries, Inc.	537	252,207
WillScot Holdings Corp.	1,421	29,415
		12,306,631
Construction Materials — 0.0%
CRH PLC	1,231	116,071
Eagle Materials, Inc.	120	23,311
Knife River Corp.(1)	180	11,286
Martin Marietta Materials, Inc.	262	135,900
Vulcan Materials Co.	195	52,568
		339,136
57

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Consumer Finance — 0.7%
Ally Financial, Inc.	1,678	$70,828
American Express Co.	2,898	956,833
Bread Financial Holdings, Inc.	368	38,445
Capital One Financial Corp.	15,108	3,240,817
Credit Acceptance Corp.(1)	30	17,992
Dave, Inc.(1)	78	28,043
Encore Capital Group, Inc.(1)	418	40,550
EZCORP, Inc., Class A(1)	3,825	123,624
FirstCash Holdings, Inc.	1,646	353,018
Happen, Inc.(1)	1,408	24,753
Navient Corp.	9,270	88,158
Nelnet, Inc., Class A	1,782	223,231
OneMain Holdings, Inc.	500	31,230
PRA Group, Inc.(1)	43	809
Regional Management Corp.	22	706
SLM Corp.	1,749	45,421
SoFi Technologies, Inc.(1)(2)	1,358	24,281
Synchrony Financial	2,162	166,647
World Acceptance Corp.(1)	210	38,600
		5,513,986
Consumer Staples Distribution & Retail — 1.4%
Andersons, Inc.	99	6,422
BJ's Wholesale Club Holdings, Inc.(1)	373	33,812
Casey's General Stores, Inc.	117	88,009
Chefs' Warehouse, Inc.(1)	5	562
Costco Wholesale Corp.	4,976	4,696,797
Dollar General Corp.	5,665	718,039
Dollar Tree, Inc.(1)	528	66,839
Grocery Outlet Holding Corp.(1)	576	6,883
Ingles Markets, Inc., Class A	1,171	95,788
Kroger Co.	6,961	400,536
Maplebear, Inc.(1)	9,867	498,481
Performance Food Group Co.(1)	542	53,750
PriceSmart, Inc.	357	60,694
Sprouts Farmers Market, Inc.(1)	576	47,255
Sysco Corp.	1,158	93,891
Target Corp.	10,105	1,625,692
U.S. Foods Holding Corp.(1)	827	86,703
United Natural Foods, Inc.(1)	1,668	73,158
Walmart, Inc.	23,324	2,445,988
Weis Markets, Inc.	408	28,988
		11,128,287
Containers and Packaging — 0.1%
Amcor PLC	10	459
AptarGroup, Inc.	72	9,477
Avery Dennison Corp.	151	26,291
Ball Corp.	347	21,851
Crown Holdings, Inc.	126	14,665
Graphic Packaging Holding Co.	875	9,800
International Paper Co.	7,452	282,654
Myers Industries, Inc.	450	14,440
Packaging Corp. of America	296	69,246
58

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Silgan Holdings, Inc.	378	$15,702
Smurfit Westrock PLC	9,950	466,655
Sonoco Products Co.	342	18,861
		950,101
Distributors — 0.0%
Genuine Parts Co.	1,482	201,063
GigaCloud Technology, Inc., Class A(1)	288	13,977
LKQ Corp.	1,132	28,413
Pool Corp.	166	30,962
		274,415
Diversified Consumer Services — 0.1%
ADT, Inc.	311	2,298
Carriage Services, Inc.	250	8,412
Coursera, Inc.(1)	147	958
Covista, Inc.(1)	556	73,575
Driven Brands Holdings, Inc.(1)	21	261
Frontdoor, Inc.(1)	579	46,824
Grand Canyon Education, Inc.(1)	1,678	248,562
H&R Block, Inc.	561	28,976
Laureate Education, Inc., Class A(1)	519	19,478
Lincoln Educational Services Corp.(1)	261	6,567
Matthews International Corp., Class A	33	685
OneSpaWorld Holdings Ltd.	297	7,375
Perdoceo Education Corp.	5,066	168,394
Service Corp. International	108	8,817
Stride, Inc.(1)	3,211	278,362
Universal Technical Institute, Inc.(1)	150	3,170
		902,714
Diversified Telecommunication Services — 0.4%
AST SpaceMobile, Inc.(1)(2)	27	1,596
AT&T, Inc.	9,283	240,337
Cogent Communications Holdings, Inc.	1,582	15,092
Comcast Corp., Class A	11,010	293,086
Globalstar, Inc.(1)	219	17,860
Iridium Communications, Inc.	11,233	527,726
Liberty Global Ltd., Class A(1)	143	1,537
Liberty Global Ltd., Class C(1)	732	7,679
Liberty Latin America Ltd., Class A(1)	1,113	9,583
Liberty Latin America Ltd., Class C(1)	1,111	9,499
Lumen Technologies, Inc.(1)	1,259	7,869
Space Exploration Technologies Corp., Class A(1)	2,751	395,291
Verizon Communications, Inc.	35,910	1,796,218
		3,323,373
Electric Utilities — 0.9%
Alliant Energy Corp.	1,539	104,621
American Electric Power Co., Inc.	6,911	846,114
Constellation Energy Corp.	1,495	410,781
Duke Energy Corp.	7,875	944,291
Edison International	7,528	406,362
Entergy Corp.	6,372	677,407
Evergy, Inc.	549	44,480
Eversource Energy	1,165	81,713
59

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Exelon Corp.	6,600	$288,552
FirstEnergy Corp.	1,190	54,573
Hawaiian Electric Industries, Inc.(1)	120	1,346
IDACORP, Inc.	217	29,547
MGE Energy, Inc.	1	78
NextEra Energy, Inc.	11,289	929,536
NRG Energy, Inc.	1,390	153,067
OGE Energy Corp.	798	36,413
Otter Tail Corp.	2,570	232,508
PG&E Corp.	35,673	473,381
Pinnacle West Capital Corp.	942	91,977
Portland General Electric Co.	771	37,671
PPL Corp.	2,057	70,205
Southern Co.	3,143	276,584
TXNM Energy, Inc.	2,559	147,424
Xcel Energy, Inc.	7,014	530,890
		6,869,521
Electrical Equipment — 0.5%
Acuity, Inc.	382	126,744
AMETEK, Inc.	349	82,074
Atkore, Inc.	237	22,205
Bloom Energy Corp., Class A(1)	396	81,695
Eaton Corp. PLC	1,481	595,184
Emerson Electric Co.	7,844	1,195,739
EnerSys	1,890	347,495
FuelCell Energy, Inc.(1)	414	7,133
GE Vernova, Inc.	899	807,778
Generac Holdings, Inc.(1)	106	19,650
Hubbell, Inc.	17	7,701
Nextpower, Inc., Class A(1)	437	35,847
nVent Electric PLC	451	67,988
Powell Industries, Inc.	75	13,480
Preformed Line Products Co.	50	20,043
Regal Rexnord Corp.	574	90,950
Rockwell Automation, Inc.	211	89,555
Sensata Technologies Holding PLC	194	7,960
Shoals Technologies Group, Inc., Class A(1)	1,442	9,979
Sunrun, Inc.(1)	98	840
Vertiv Holdings Co., Class A	1,081	279,676
Vicor Corp.(1)	4	751
		3,910,467
Electronic Equipment, Instruments and Components — 1.5%
ADI Global Distribution, Inc.(1)	818	17,890
Advanced Energy Industries, Inc.	2,460	681,076
Aeva Technologies, Inc.(1)	200	3,132
Amphenol Corp., Class A	2,633	417,462
Arlo Technologies, Inc.(1)	14	184
Arrow Electronics, Inc.(1)	192	39,251
Avnet, Inc.	3,261	292,055
Badger Meter, Inc.	702	95,100
Bel Fuse, Inc., Class B	50	12,464
Belden, Inc.	1,502	171,919
Benchmark Electronics, Inc.	195	13,705
60

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
CDW Corp.	232	$35,167
Cognex Corp.	242	14,752
Coherent Corp.(1)	2,567	713,190
Corning, Inc.	6,013	894,313
Crane NXT Co.	1,480	72,372
CTS Corp.	1,062	59,971
ePlus, Inc.	3,263	287,046
Fabrinet(1)	1,281	528,963
Flex Ltd.(1)	1,422	155,353
Ingram Micro Holding Corp.	570	16,057
Insight Enterprises, Inc.(1)	72	11,305
IPG Photonics Corp.(1)	91	6,923
Jabil, Inc.	14,789	4,514,490
Keysight Technologies, Inc.(1)	1,773	572,147
Kimball Electronics, Inc.(1)	847	20,006
Knowles Corp.(1)	1,881	64,293
Lightwave Logic, Inc.(1)(2)	1,089	5,913
Littelfuse, Inc.	43	17,724
PC Connection, Inc.	64	5,112
Plexus Corp.(1)	1,345	322,087
Ralliant Corp.	137	8,457
Rogers Corp.(1)	488	61,278
Sanmina Corp.(1)	4,554	895,863
ScanSource, Inc.(1)	4	228
TD SYNNEX Corp.	154	38,939
TE Connectivity PLC	525	107,756
Teledyne Technologies, Inc.(1)	369	226,179
TTM Technologies, Inc.(1)	258	30,681
Vishay Intertechnology, Inc.	9,032	274,844
Vishay Precision Group, Inc.(1)	105	6,490
Vontier Corp.	24	773
Zebra Technologies Corp., Class A(1)	42	14,849
		11,727,759
Energy Equipment and Services — 0.4%
Archrock, Inc.	4,610	145,307
Baker Hughes Co.	8,771	557,397
Bristow Group, Inc.	276	12,528
Cactus, Inc., Class A	33	2,321
Core Laboratories, Inc.	7	87
Halliburton Co.	18,784	692,190
Helmerich & Payne, Inc.	420	18,304
Innovex International, Inc.(1)	210	6,441
Kodiak Gas Services, Inc.	540	31,736
Liberty Energy, Inc., Class A	850	16,753
Nabors Industries Ltd.(1)	84	7,866
National Energy Services Reunited Corp.(1)	1,164	40,868
Noble Corp. PLC	525	24,061
NOV, Inc.	1,464	31,169
Oceaneering International, Inc.(1)	538	27,847
Oil States International, Inc.(1)	2,761	24,352
Patterson-UTI Energy, Inc.	7,472	94,446
ProPetro Holding Corp.(1)	87	988
Seadrill Ltd.(1)	324	15,785
61

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Select Water Solutions, Inc., Class A	381	$7,430
SLB Ltd.	10,734	645,113
Solaris Energy Infrastructure, Inc., Class A	255	12,946
TechnipFMC PLC	7,008	547,675
Tidewater, Inc.(1)	4,250	395,760
Transocean Ltd.(1)	2,446	14,211
Valaris Ltd.(1)	90	7,773
Weatherford International PLC	186	18,185
		3,399,539
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class C(1)	1	50
Cinemark Holdings, Inc.	234	8,333
IMAX Corp.(1)	942	48,230
Liberty Live Holdings, Inc., Class C(1)	76	7,868
Liberty Media Corp.-Liberty Formula One, Class A(1)	7	644
Liberty Media Corp.-Liberty Formula One, Class C(1)	193	19,290
Lionsgate Studios Corp.(1)	23	261
Live Nation Entertainment, Inc.(1)	577	103,797
Madison Square Garden Entertainment Corp.(1)	457	35,504
Madison Square Garden Sports Corp.(1)	331	127,346
Marcus Corp.	664	18,877
Netflix, Inc.(1)	42,772	3,466,671
Playtika Holding Corp.	80	182
ROBLOX Corp., Class A(1)	1,036	42,776
Roku, Inc.(1)	340	53,356
Sphere Entertainment Co.(1)	397	54,111
Starz Entertainment Corp.(1)	1	26
Take-Two Interactive Software, Inc.(1)	557	122,373
TKO Group Holdings, Inc.	1,825	333,263
Walt Disney Co.	18,177	1,954,936
Warner Bros Discovery, Inc.(1)	4,028	114,919
		6,512,813
Financial Services — 2.6%
Acacia Research Corp.(1)	208	923
Affirm Holdings, Inc.(1)	1,719	127,980
Apollo Global Management, Inc.	651	88,914
Berkshire Hathaway, Inc., Class B(1)	15,023	7,572,043
Block, Inc.(1)	1,096	89,894
Cannae Holdings, Inc.	800	12,480
Chime Financial, Inc., Class A(1)	198	6,556
Corebridge Financial, Inc.	1,038	33,776
Corpay, Inc.(1)	154	62,262
Equitable Holdings, Inc.	1,500	75,195
Essent Group Ltd.	268	18,106
Euronet Worldwide, Inc.(1)	367	25,510
EVERTEC, Inc.	459	13,600
Federal Agricultural Mortgage Corp., Class C	1,746	383,945
Fidelity National Information Services, Inc.	205	8,358
Fiserv, Inc.(1)	1,403	74,794
Flywire Corp.(1)	133	2,512
Global Payments, Inc.	534	48,621
HA Sustainable Infrastructure Capital, Inc.	808	31,956
Jack Henry & Associates, Inc.	720	120,895
62

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Jackson Financial, Inc., Class A	775	$103,408
Marqeta, Inc., Class A(1)	511	8,391
Mastercard, Inc., Class A	2,963	1,746,126
Merchants Bancorp	108	5,685
MGIC Investment Corp.	12,205	374,083
NCR Atleos Corp.(1)	872	40,042
NMI Holdings, Inc., Class A(1)	3,314	146,976
Payoneer Global, Inc.(1)	476	3,384
PayPal Holdings, Inc.	4,864	256,163
PennyMac Financial Services, Inc.	1,687	123,337
Radian Group, Inc.	5,816	208,562
Rocket Cos., Inc., Class A(1)	17,555	235,413
Sezzle, Inc.(1)	174	20,976
Toast, Inc., Class A(1)	8,893	303,162
Visa, Inc., Class A	21,715	8,238,020
Voya Financial, Inc.	1,626	164,746
Walker & Dunlop, Inc.	1,621	65,699
Western Union Co.	2,314	16,568
WEX, Inc.(1)	266	50,694
		20,909,755
Food Products — 0.2%
Alico, Inc.	300	11,919
Archer-Daniels-Midland Co.	5,217	424,090
B&G Foods, Inc.	541	1,877
Beyond Meat, Inc.(1)	2	27
Bunge Global SA	1,497	173,966
Cal-Maine Foods, Inc.	159	12,548
Campbell's Co.	81	1,918
Conagra Brands, Inc.	202	3,236
Darling Ingredients, Inc.(1)	1,568	103,911
Del Monte Corp.	330	10,454
Flowers Foods, Inc.	67	464
Freshpet, Inc.(1)	388	27,106
General Mills, Inc.	647	26,656
Hershey Co.	882	155,417
Hormel Foods Corp.	480	10,488
Ingredion, Inc.	1,331	137,705
J&J Snack Foods Corp.	381	33,597
J.M. Smucker Co.	150	19,674
John B Sanfilippo & Son, Inc.	103	7,590
Kraft Heinz Co.	2,570	65,972
Lamb Weston Holdings, Inc.	423	23,066
Limoneira Co.	910	12,522
Mama's Creations, Inc.(1)	115	1,867
McCormick & Co., Inc.	56	3,036
Mondelez International, Inc., Class A	3,859	239,528
Pilgrim's Pride Corp.(1)	784	24,602
Post Holdings, Inc.(1)	21	1,751
Seneca Foods Corp., Class A(1)	60	11,897
Simply Good Foods Co.(1)	750	8,588
Tootsie Roll Industries, Inc.	2	82
Tyson Foods, Inc., Class A	441	24,317
		1,579,871
63

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Gas Utilities — 0.1%
Atmos Energy Corp.	309	$51,334
Chesapeake Utilities Corp.	621	82,928
National Fuel Gas Co.	673	55,899
New Jersey Resources Corp.	2,059	109,827
Northwest Natural Holding Co.	2	98
ONE Gas, Inc.	3,047	241,536
Southwest Gas Holdings, Inc.	1,118	98,753
Spire, Inc.	122	9,985
UGI Corp.	1,742	66,980
		717,340
Ground Transportation — 0.7%
ArcBest Corp.	2,026	279,527
CSX Corp.	17,319	874,783
Fedex Freight Holding Co., Inc.(1)	4,640	620,554
Heartland Express, Inc.	76	939
Hertz Global Holdings, Inc.(1)	127	288
JB Hunt Transport Services, Inc.	410	108,843
Knight-Swift Transportation Holdings, Inc.	444	30,419
Landstar System, Inc.	194	35,042
Lyft, Inc., Class A(1)	2,717	45,917
Marten Transport Ltd.	1,698	24,485
Norfolk Southern Corp.	1,242	425,745
Old Dominion Freight Line, Inc.	798	159,568
RXO, Inc.(1)	123	2,614
Ryder System, Inc.	192	46,936
Saia, Inc.(1)	232	82,390
Schneider National, Inc., Class B	24	828
Uber Technologies, Inc.(1)	3,583	271,054
U-Haul Holding Co.	390	23,271
Union Pacific Corp.	7,522	2,261,640
Werner Enterprises, Inc.	791	30,992
XPO, Inc.(1)	384	74,492
		5,400,327
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories	10,380	1,145,537
Align Technology, Inc.(1)	248	39,628
Artivion, Inc.(1)	29	783
AtriCure, Inc.(1)	430	20,790
Baxter International, Inc.	1,157	30,082
Becton Dickinson & Co.	208	39,127
Beta Bionics, Inc.(1)	28	559
Boston Scientific Corp.(1)	3,345	161,563
CONMED Corp.	1,302	64,905
Cooper Cos., Inc.(1)	72	5,046
Dentsply Sirona, Inc.	275	3,072
Dexcom, Inc.(1)	5,154	469,323
Edwards Lifesciences Corp.(1)	1,327	120,425
Embecta Corp.	9	46
Enovis Corp.(1)	242	5,951
Envista Holdings Corp.(1)	994	26,977
GE HealthCare Technologies, Inc.	200	14,246
Glaukos Corp.(1)	153	27,473
64

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Globus Medical, Inc., Class A(1)	1,607	$130,762
Haemonetics Corp.(1)	2,967	305,809
ICU Medical, Inc.(1)	290	50,155
IDEXX Laboratories, Inc.(1)	310	172,574
Inogen, Inc.(1)	6,930	37,214
Inspire Medical Systems, Inc.(1)	3	189
Insulet Corp.(1)	63	9,366
Integer Holdings Corp.(1)	1,528	191,382
Integra LifeSciences Holdings Corp.(1)	360	6,091
Intuitive Surgical, Inc.(1)	1,075	405,124
Lantheus Holdings, Inc.(1)	572	57,749
LeMaitre Vascular, Inc.	9	723
LivaNova PLC(1)	282	22,506
Medtronic PLC	596	54,027
Merit Medical Systems, Inc.(1)	3,066	277,964
Neogen Corp.(1)	111	1,283
Omnicell, Inc.(1)	777	27,319
Orthofix Medical, Inc.(1)	24	225
OrthoPediatrics Corp.(1)	519	12,098
Outset Medical, Inc.(1)	208	795
QuidelOrtho Corp.(1)	136	1,962
ResMed, Inc.	337	80,914
Sight Sciences, Inc.(1)	384	3,264
Solventum Corp.(1)	371	33,783
STAAR Surgical Co.(1)	181	4,089
STERIS PLC	1,192	277,307
Strive, Inc., Class A(1)(2)	450	10,899
Stryker Corp.	2,793	904,373
Tactile Systems Technology, Inc.(1)	475	10,916
Tandem Diabetes Care, Inc.(1)	390	8,584
Teleflex, Inc.	177	25,143
TransMedics Group, Inc.(1)	11	934
Utah Medical Products, Inc.	14	996
Varex Imaging Corp.(1)	59	1,091
Zimmer Biomet Holdings, Inc.	498	49,820
		5,352,963
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc.(1)	670	18,465
Alignment Healthcare, Inc.(1)	1,140	15,276
AMN Healthcare Services, Inc.(1)	1,289	44,187
BrightSpring Health Services, Inc.(1)	151	8,818
Brookdale Senior Living, Inc.(1)	122	1,438
Cardinal Health, Inc.	559	131,153
Castle Biosciences, Inc.(1)	21	694
Cencora, Inc.	708	229,109
Centene Corp.(1)	8,131	523,149
Cigna Group	7,098	1,959,616
Concentra Group Holdings Parent, Inc.	1,867	62,993
CorVel Corp.(1)	855	58,892
CVS Health Corp.	3,131	294,032
DaVita, Inc.(1)	152	26,754
Elevance Health, Inc.	1,690	663,393
Encompass Health Corp.	396	47,603
65

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Ensign Group, Inc.	2,350	$404,811
Fulgent Genetics, Inc.(1)	23	445
Guardant Health, Inc.(1)	146	23,217
Guardian Pharmacy Services, Inc., Class A(1)	180	6,676
HCA Healthcare, Inc.	481	199,350
HealthEquity, Inc.(1)	421	40,643
Henry Schein, Inc.(1)	382	34,304
Hims & Hers Health, Inc.(1)(2)	639	18,902
Hinge Health, Inc., Class A(1)	144	13,329
Humana, Inc.	1,013	388,212
Labcorp Holdings, Inc.	449	149,364
McKesson Corp.	880	779,082
Molina Healthcare, Inc.(1)	235	46,711
National HealthCare Corp.	180	38,975
NeoGenomics, Inc.(1)	27	484
Nutex Health, Inc.(1)	54	10,193
Option Care Health, Inc.(1)	129	3,025
Pediatrix Medical Group, Inc.(1)	204	5,351
Privia Health Group, Inc.(1)	10	205
Progyny, Inc.(1)	1,582	40,483
Quest Diagnostics, Inc.	730	175,419
RadNet, Inc.(1)	531	40,260
Surgery Partners, Inc.(1)	376	5,223
Tenet Healthcare Corp.(1)	441	117,266
UnitedHealth Group, Inc.	3,966	1,544,400
Universal Health Services, Inc., Class B	309	52,632
		8,224,534
Health Care Technology — 0.1%
Certara, Inc.(1)	497	4,120
OneMedNet Corp.(1)	909	535
Schrodinger, Inc.(1)	15	293
Simulations Plus, Inc.(1)	164	3,018
Teladoc Health, Inc.(1)	1,938	12,287
Veeva Systems, Inc., Class A(1)	1,400	399,966
		420,219
Hotels, Restaurants and Leisure — 1.7%
Airbnb, Inc., Class A(1)	4,000	732,880
Aramark	985	55,465
BJ's Restaurants, Inc.(1)	126	8,012
Booking Holdings, Inc.	5,026	1,000,626
Boyd Gaming Corp.	1,116	86,590
Brightstar Lottery PLC	469	5,286
Brinker International, Inc.(1)	1,931	441,233
Carnival Corp. Ltd.	4,385	104,758
Cava Group, Inc.(1)	90	5,918
Century Casinos, Inc.(1)	667	840
Cheesecake Factory, Inc.	1,448	158,542
Chipotle Mexican Grill, Inc.(1)	3,768	143,297
Choice Hotels International, Inc.	114	11,783
Churchill Downs, Inc.	7,945	695,029
Cracker Barrel Old Country Store, Inc.	408	22,538
Darden Restaurants, Inc.	358	76,705
Dave & Buster's Entertainment, Inc.(1)	471	4,225
66

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Domino's Pizza, Inc.	3,433	$1,174,292
DoorDash, Inc., Class A(1)	3,164	733,225
DraftKings, Inc., Class A(1)	489	11,878
Dutch Bros, Inc., Class A(1)	943	46,075
Expedia Group, Inc.	790	250,525
First Watch Restaurant Group, Inc.(1)	37	469
Flutter Entertainment PLC(1)	76	7,614
Global Business Travel Group I(1)	47	445
Hilton Worldwide Holdings, Inc.	237	74,958
Hyatt Hotels Corp., Class A	3,257	543,821
Jack in the Box, Inc.(1)(2)	8	132
Las Vegas Sands Corp.	188	8,236
Life Time Group Holdings, Inc.(1)	537	22,565
Marriott International, Inc., Class A	5,129	1,752,887
Marriott Vacations Worldwide Corp.	33	3,441
McDonald's Corp.	3,975	1,047,571
MGM Resorts International(1)	487	20,142
Monarch Casino & Resort, Inc.	179	21,561
Norwegian Cruise Line Holdings Ltd.(1)	1,138	18,367
Papa John's International, Inc.	793	18,620
Penn Entertainment, Inc.(1)	593	9,909
Pursuit Attractions & Hospitality, Inc.(1)	68	3,264
Red Rock Resorts, Inc., Class A	775	43,524
Royal Caribbean Cruises Ltd.	2,061	553,873
Rush Street Interactive, Inc.(1)	135	3,478
Shake Shack, Inc., Class A(1)	38	2,618
Starbucks Corp.	10,274	1,091,612
Super Group SGHC Ltd.	1,143	15,476
Texas Roadhouse, Inc.	9,016	1,763,530
Travel & Leisure Co.	756	51,983
Vail Resorts, Inc.(2)	29	3,970
Viking Holdings Ltd.(1)	745	64,174
Wingstop, Inc.	999	109,371
Wyndham Hotels & Resorts, Inc.	231	17,015
Wynn Resorts Ltd.	58	5,294
Yum! Brands, Inc.	1,621	248,516
		13,298,158
Household Durables — 0.4%
Cavco Industries, Inc.(1)	343	191,782
Century Communities, Inc.	991	66,942
Champion Homes, Inc.(1)	257	22,942
Dr. Horton, Inc.	8,113	1,172,815
Flexsteel Industries, Inc.	545	43,349
Garmin Ltd.	431	122,451
Green Brick Partners, Inc.(1)	120	8,666
Hovnanian Enterprises, Inc., Class A(1)	30	3,724
Installed Building Products, Inc.	136	33,025
KB Home	6,579	350,661
La-Z-Boy, Inc.	840	26,578
Lennar Corp., B Shares(2)	130	10,694
Lennar Corp., Class A	777	65,353
LGI Homes, Inc.(1)	875	48,947
M/I Homes, Inc.(1)	233	34,673
67

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Meritage Homes Corp.	2,330	$161,772
Mohawk Industries, Inc.(1)	318	40,784
Newell Brands, Inc.	88	550
NVR, Inc.(1)	12	75,783
PulteGroup, Inc.	2,397	302,789
SharkNinja, Inc.(1)	234	45,043
Somnigroup International, Inc.	7	453
Sonos, Inc.(1)	172	2,683
Toll Brothers, Inc.	162	23,239
Whirlpool Corp.	14	572
		2,856,270
Household Products — 1.0%
Central Garden & Pet Co., Class A(1)	2,798	104,114
Church & Dwight Co., Inc.	1,825	182,098
Clorox Co.	1,714	167,424
Colgate-Palmolive Co.	48,154	4,325,192
Energizer Holdings, Inc.	536	11,674
Kimberly-Clark Corp.	2,146	231,661
Oil-Dri Corp. of America	1,788	160,884
Procter & Gamble Co.	18,986	2,755,248
Reynolds Consumer Products, Inc.	18	417
Spectrum Brands Holdings, Inc.	478	41,256
WD-40 Co.	530	113,500
		8,093,468
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	664	9,787
Clearway Energy, Inc., Class C	2,922	92,774
Ormat Technologies, Inc.	1,265	129,030
Talen Energy Corp.(1)	165	48,800
Vistra Corp.	2,450	336,557
		616,948
Industrial Conglomerates — 0.1%
3M Co.	3,467	595,734
DuPont de Nemours, Inc.	396	53,298
Honeywell International, Inc.	2,447	522,508
		1,171,540
Insurance — 1.4%
Aflac, Inc.	3,515	407,213
Allstate Corp.	2,338	602,736
American Financial Group, Inc.	275	39,201
American International Group, Inc.	2,901	221,520
AMERISAFE, Inc.	200	5,208
Aon PLC, Class A	882	283,581
Arch Capital Group Ltd.(1)	1,526	149,655
Arthur J Gallagher & Co.	401	105,122
Assurant, Inc.	194	54,681
Assured Guaranty Ltd.	5,024	375,293
Axis Capital Holdings Ltd.	1,712	169,111
Baldwin Insurance Group, Inc.(1)	510	15,733
Brighthouse Financial, Inc.(1)	1,619	85,839
Chubb Ltd.	3,639	1,232,165
Cincinnati Financial Corp.	706	119,949
CNA Financial Corp.	163	7,917
68

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
CNO Financial Group, Inc.	7,690	$421,335
Crawford & Co., Class A	3,861	50,656
Employers Holdings, Inc.	1,420	69,708
Erie Indemnity Co., Class A	18	4,600
Everest Group Ltd.	131	49,079
F&G Annuities & Life, Inc.	277	6,593
Fidelity National Financial, Inc.	1,169	54,300
First American Financial Corp.	397	29,346
Genworth Financial, Inc., Class A(1)	2,033	20,208
Globe Life, Inc.	688	118,797
Greenlight Capital Re Ltd., Class A(1)	1,350	20,466
Hamilton Insurance Group Ltd., Class B	387	13,607
Hanover Insurance Group, Inc.	518	117,125
Hartford Insurance Group, Inc.	3,262	448,134
HCI Group, Inc.	131	24,331
Hippo Holdings, Inc.(1)	1,693	55,649
Horace Mann Educators Corp.	833	42,391
Kemper Corp.	1,001	28,208
Kingsway Corp.(1)(2)	40	412
Kinsale Capital Group, Inc.	622	232,566
Lincoln National Corp.	745	31,730
Loews Corp.	899	97,353
Markel Group, Inc.(1)	5	9,015
Marsh & McLennan Cos., Inc.	1,864	353,787
Mercury General Corp.	879	89,623
MetLife, Inc.	2,722	259,053
NI Holdings, Inc.(1)	24	360
Octave Specialty Group, Inc.(1)	531	2,315
Old Republic International Corp.	1,030	42,982
Oscar Health, Inc., Class A(1)	1,380	41,345
Palomar Holdings, Inc.	63	8,352
Pelagos Insurance Capital Ltd.	195	4,760
Primerica, Inc.	298	85,720
Principal Financial Group, Inc.	2,910	320,566
Progressive Corp.	3,727	812,784
Prudential Financial, Inc.	1,731	203,566
Reinsurance Group of America, Inc.	374	92,019
RenaissanceRe Holdings Ltd.	284	93,050
RLI Corp.	2,110	133,922
Root, Inc., Class A(1)	7	388
Ryan Specialty Holdings, Inc.	304	12,823
Selective Insurance Group, Inc.	4,092	373,559
SiriusPoint Ltd.(1)	8,639	208,977
Skyward Specialty Insurance Group, Inc.(1)	745	42,770
Stewart Information Services Corp.	2	137
Travelers Cos., Inc.	1,712	626,472
United Fire Group, Inc.	252	13,575
Universal Insurance Holdings, Inc.	1,505	64,685
Unum Group	5,185	483,346
W.R. Berkley Corp.	1,222	82,558
White Mountains Insurance Group Ltd.	193	405,688
Willis Towers Watson PLC	106	35,886
		10,715,601
69

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A	25,759	$8,741,317
Alphabet, Inc., Class C	65,940	22,116,935
Bumble, Inc., Class A(1)	808	2,214
Cargurus, Inc.(1)	1,259	44,896
EverQuote, Inc., Class A(1)	850	21,624
Grindr, Inc.(1)	396	6,130
Match Group, Inc.	454	18,455
Meta Platforms, Inc., Class A	26,069	14,920,331
People, Inc.(1)	472	18,068
Pinterest, Inc., Class A(1)	2,429	52,734
Reddit, Inc., Class A(1)	134	19,807
Yelp, Inc.(1)	360	8,046
Ziff Davis, Inc.(1)	585	32,263
ZoomInfo Technologies, Inc.(1)	75	318
		46,003,138
IT Services — 0.7%
Accenture PLC, Class A	11,033	2,093,622
Akamai Technologies, Inc.(1)	363	39,429
Amdocs Ltd.	147	9,270
Applied Digital Corp.(1)	252	6,403
Cloudflare, Inc., Class A(1)	564	172,082
Cognizant Technology Solutions Corp., Class A	4,111	265,488
CoreWeave, Inc., Class A(1)	972	82,513
DigitalOcean Holdings, Inc.(1)	178	19,703
DXC Technology Co.(1)	661	7,469
EPAM Systems, Inc.(1)	11	1,296
Fastly, Inc., Class A(1)	52	1,185
Gartner, Inc.(1)	110	21,792
GoDaddy, Inc., Class A(1)	144	14,095
Hackett Group, Inc.	513	5,751
International Business Machines Corp.	3,710	867,658
Kyndryl Holdings, Inc.(1)	1,283	17,256
MongoDB, Inc.(1)	1,078	488,733
Okta, Inc.(1)	7,396	1,279,804
Snowflake, Inc., Class A(1)	478	158,424
Twilio, Inc., Class A(1)	1,459	343,784
Unisys Corp.(1)	1,860	5,022
VeriSign, Inc.	108	31,134
		5,931,913
Leisure Products — 0.0%
Acushnet Holdings Corp.	216	18,660
Brunswick Corp.	279	21,176
Callaway Golf Co.(1)	1,312	20,612
Clarus Corp.	42	156
Escalade, Inc.	67	1,351
Hasbro, Inc.	375	35,287
Malibu Boats, Inc., Class A(1)	275	7,414
Mattel, Inc.(1)	64	957
Polaris, Inc.	419	27,042
Smith & Wesson Brands, Inc.	72	916
YETI Holdings, Inc.(1)	393	16,133
		149,704
70

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Life Sciences Tools and Services — 0.9%
10X Genomics, Inc., Class A(1)	776	$48,461
Adaptive Biotechnologies Corp.(1)	127	3,165
Agilent Technologies, Inc.	623	95,668
Avantor, Inc.(1)	486	7,067
Azenta, Inc.(1)	142	4,636
BioLife Solutions, Inc.(1)	2	74
Bio-Rad Laboratories, Inc., Class A(1)	70	27,028
Bio-Techne Corp.	127	9,183
Bruker Corp.	198	11,486
Charles River Laboratories International, Inc.(1)	57	16,430
Cytek Biosciences, Inc.(1)	25	120
Danaher Corp.	1,084	231,499
Fortrea Holdings, Inc.(1)	63	1,157
Illumina, Inc.(1)	298	63,662
IQVIA Holdings, Inc.(1)	17,428	4,552,019
Lifecore Biomedical, Inc.(1)	2,312	10,312
Medpace Holdings, Inc.(1)	116	68,903
Mettler-Toledo International, Inc.(1)	56	78,688
OmniAb, Inc.(1)	2,572	11,265
Repligen Corp.(1)	149	26,966
Revvity, Inc.	175	22,517
Seer, Inc.(1)	4,322	8,471
Sotera Health Co.(1)	69	1,304
Thermo Fisher Scientific, Inc.	2,698	1,664,936
Waters Corp.(1)	142	58,878
West Pharmaceutical Services, Inc.	237	80,843
		7,104,738
Machinery — 1.9%
Aebi Schmidt Holding AG(1)	424	5,364
AGCO Corp.	579	68,501
Alamo Group, Inc.	253	41,639
Albany International Corp., Class A	1,400	77,602
Allison Transmission Holdings, Inc.	464	58,329
Astec Industries, Inc.	14	596
Atmus Filtration Technologies, Inc.	193	9,115
Caterpillar, Inc.	3,622	2,888,436
CNH Industrial NV	24	284
Crane Co.	1,490	305,554
Cummins, Inc.	732	413,141
Deere & Co.	3,201	2,096,367
Donaldson Co., Inc.	95	8,635
Dover Corp.	1,163	225,889
Eastern Co.(2)	1,650	44,946
Enpro, Inc.	668	197,875
Esab Corp.	134	10,101
ESCO Technologies, Inc.	1,097	299,514
Federal Signal Corp.	3,976	465,192
Flowserve Corp.	3,383	267,561
Fortive Corp.	359	21,124
Franklin Electric Co., Inc.	1,668	166,950
Gates Industrial Corp. Ltd.(1)	163	4,170
Gorman-Rupp Co.	2,620	197,548
71

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Graco, Inc.	128	$9,911
Greenbrier Cos., Inc.	1,008	45,431
Helios Technologies, Inc.	75	5,477
Hillman Solutions Corp.(1)	56	431
IDEX Corp.	111	25,379
Illinois Tool Works, Inc.	1,671	460,143
Ingersoll Rand, Inc.	590	45,460
ITT, Inc.	530	106,154
Iveco Group NV	1,835	29,713
JBT Marel Corp.	1,010	118,039
Kennametal, Inc.	347	10,181
Lincoln Electric Holdings, Inc.	62	17,436
Lindsay Corp.	70	8,044
Mayville Engineering Co., Inc.(1)	26	503
Middleby Corp.(1)	1,359	150,632
Midera Food Processing, Inc.(1)	1,359	63,710
Mueller Industries, Inc.	12,880	803,841
Mueller Water Products, Inc., Class A	4,342	104,816
Oshkosh Corp.	276	42,534
Otis Worldwide Corp.	333	23,686
PACCAR, Inc.	8,404	1,043,189
Parker-Hannifin Corp.	1,138	1,114,603
Pentair PLC	80	4,837
Proto Labs, Inc.(1)	22	1,761
RBC Bearings, Inc.(1)	752	371,684
Snap-on, Inc.	365	141,003
SPX Technologies, Inc.(1)	1,299	255,578
Standex International Corp.	697	201,893
Stanley Black & Decker, Inc.	1,981	190,909
Symbotic, Inc.(1)	1,000	39,670
Tennant Co.	67	4,663
Terex Corp.	8,921	566,573
Timken Co.	165	19,874
Titan International, Inc.(1)	13	93
Toro Co.	492	48,123
Trinity Industries, Inc.	7,399	213,239
Watts Water Technologies, Inc., Class A	911	333,198
Westinghouse Air Brake Technologies Corp.	422	120,662
Worthington Enterprises, Inc.	1,996	114,650
Xylem, Inc.	2,183	240,370
		14,972,526
Marine Transportation — 0.1%
Euroseas Ltd.	3,326	255,537
Kirby Corp.(1)	248	35,181
Matson, Inc.	1,404	315,633
Star Bulk Carriers Corp.	3,670	113,293
		719,644
Media — 0.2%
AMC Global Media, Inc., Class A(1)	44	554
AppLovin Corp., Class A(1)	1,956	610,389
Boston Omaha Corp., Class A(1)	29	400
Charter Communications, Inc., Class A(1)	87	13,262
EchoStar Corp., Class A(1)	1,754	151,616
72

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Fox Corp., Class A	746	$50,243
Fox Corp., Class B	166	9,997
John Wiley & Sons, Inc., Class A	14	734
New York Times Co., Class A	473	31,819
News Corp., Class A	2,462	75,608
News Corp., Class B	297	10,220
Nexstar Media Group, Inc., Class A	133	24,223
Omnicom Group, Inc.	1,295	113,351
Paramount Skydance Corp., Class B	2,275	24,820
Scholastic Corp.	6	230
Sinclair, Inc.	45	635
Sirius XM Holdings, Inc.	5	141
Trade Desk, Inc., Class A(1)	6,244	85,668
USA TODAY Co., Inc.(1)	3,429	21,568
Versant Media Group, Inc.	419	17,229
		1,242,707
Metals and Mining — 0.5%
Alcoa Corp.	1,304	65,135
Alpha Metallurgical Resources, Inc.(1)	4,433	1,044,858
Century Aluminum Co.(1)	14	641
Cleveland-Cliffs, Inc.(1)	2,328	26,888
Commercial Metals Co.	5,151	347,538
Compass Minerals International, Inc.(1)	213	5,295
Dakota Gold Corp.(1)	481	2,924
Freeport-McMoRan, Inc.	9,355	708,548
Hecla Mining Co.	6,244	124,068
Kaiser Aluminum Corp.	19	3,017
Materion Corp.	1,209	285,421
McEwen, Inc.(1)	45	907
Metallus, Inc.(1)	4,286	83,663
MP Materials Corp.(1)(2)	1,096	60,006
Newmont Corp.	1,803	227,286
NioCorp Developments Ltd.(1)	15,941	66,793
Nucor Corp.	1,741	434,623
Reliance, Inc.	367	140,946
Royal Gold, Inc.	276	72,166
Steel Dynamics, Inc.	373	86,767
Tredegar Corp.(1)	4,085	31,414
USA Rare Earth, Inc.(1)	72	1,283
Warrior Met Coal, Inc.	2,490	269,518
Worthington Steel, Inc.	1,991	68,590
		4,158,295
Multi-Utilities — 0.3%
Ameren Corp.	2,277	241,385
Avista Corp.	279	10,368
Black Hills Corp.	126	9,032
CenterPoint Energy, Inc.	1,900	75,240
CMS Energy Corp.	636	43,286
Consolidated Edison, Inc.	1,555	166,416
Dominion Energy, Inc.	1,723	113,735
DTE Energy Co.	4,020	545,232
NiSource, Inc.	3,611	147,762
Northwestern Energy Group, Inc.	1,185	81,955
73

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Public Service Enterprise Group, Inc.	5,401	$396,055
Sempra	3,089	252,371
Unitil Corp.	48	2,570
WEC Energy Group, Inc.	810	85,998
		2,171,405
Oil, Gas and Consumable Fuels — 3.3%
Antero Midstream Corp.	8,232	184,561
Antero Resources Corp.(1)	10,674	410,736
APA Corp.	2,770	119,525
California Resources Corp.	88	4,667
Calumet, Inc.(1)	144	7,161
Cheniere Energy, Inc.	4,004	1,167,927
Chevron Corp.	10,241	2,111,080
Chord Energy Corp.	234	34,424
CNX Resources Corp.(1)	13,132	477,742
Comstock Resources, Inc.(1)	19	274
ConocoPhillips	12,346	1,635,722
Core Natural Resources, Inc.	12	1,228
Crescent Energy Co., Class A	1,401	19,180
CVR Energy, Inc.	841	35,204
Delek U.S. Holdings, Inc.	1,348	100,210
Devon Energy Corp.	17,646	856,007
DHT Holdings, Inc.	1,539	30,164
Diamondback Energy, Inc.	2,141	429,228
Dorian LPG Ltd.	195	9,758
DT Midstream, Inc.	1,963	257,192
EOG Resources, Inc.	7,612	1,103,435
EQT Corp.	5,254	284,662
Expand Energy Corp.	5,001	490,898
ExxonMobil Holdings Corp.	30,138	4,850,711
Golar LNG Ltd.	5,510	283,710
Hess Midstream LP, Class A	579	23,282
HF Sinclair Corp.	1,568	159,324
International Seaways, Inc.	2,825	278,658
Kimbell Royalty Partners LP	414	6,189
Kinder Morgan, Inc.	15,841	510,714
Kosmos Energy Ltd.(1)	3,132	8,958
Magnolia Oil & Gas Corp., Class A	2,432	65,299
Marathon Petroleum Corp.	4,538	1,694,126
Matador Resources Co.	1,607	93,222
Murphy Oil Corp.	11,524	419,704
Nordic American Tankers Ltd.	9,389	64,127
Northern Oil & Gas, Inc.	285	7,413
Occidental Petroleum Corp.	14,049	845,469
ONEOK, Inc.	5,368	515,382
Ovintiv, Inc.	2,181	143,183
Par Pacific Holdings, Inc.(1)	263	21,019
PBF Energy, Inc., Class A	9,928	724,645
Peabody Energy Corp.	148	4,394
Permian Resources Corp.	9,958	231,922
Phillips 66	2,133	525,955
Range Resources Corp.	4,654	192,303
REX American Resources Corp.(1)	512	21,033
74

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Scorpio Tankers, Inc.	279	$22,002
SFL Corp. Ltd.	525	6,536
SM Energy Co.	10,518	391,059
Talos Energy, Inc.(1)	605	10,442
Targa Resources Corp.	4,769	1,400,417
Teekay Tankers Ltd., Class A	75	6,723
Texas Pacific Land Corp.	1,412	528,568
Valero Energy Corp.	1,981	711,020
Viper Energy, Inc., Class A	324	14,512
Vitesse Energy, Inc.	24	420
Williams Cos., Inc.	20,546	1,541,977
World Kinect Corp.	373	13,335
		26,108,738
Paper and Forest Products — 0.0%
Sylvamo Corp.	593	21,301
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	381	15,747
Allegiant Travel Co.(1)	236	17,948
American Airlines Group, Inc.(1)	153	2,055
Delta Air Lines, Inc.	3,025	235,950
JetBlue Airways Corp.(1)	3,906	17,967
Joby Aviation, Inc.(1)(2)	777	5,315
SkyWest, Inc.(1)	351	33,225
Southwest Airlines Co.	1,773	68,314
United Airlines Holdings, Inc.(1)	2,768	298,916
		695,437
Personal Care Products — 0.0%
BellRing Brands, Inc.(1)	7	75
Edgewell Personal Care Co.	330	9,478
elf Beauty, Inc.(1)	8	872
Estee Lauder Cos., Inc., Class A	419	42,864
Herbalife Ltd.(1)	123	1,352
Interparfums, Inc.	415	48,734
Kenvue, Inc.	6,565	123,947
USANA Health Sciences, Inc.(1)	120	1,711
		229,033
Pharmaceuticals — 2.7%
Alumis, Inc.(1)	14	305
Amneal Pharmaceuticals, Inc.(1)	396	6,918
Amphastar Pharmaceuticals, Inc.(1)	747	16,830
ANI Pharmaceuticals, Inc.(1)	257	18,825
Axsome Therapeutics, Inc.(1)	28	5,559
BioAge Labs, Inc.(1)	120	1,140
Bristol-Myers Squibb Co.	12,087	807,533
Contineum Therapeutics, Inc., Class A(1)	1,753	28,469
Corcept Therapeutics, Inc.(1)	132	14,962
Crinetics Pharmaceuticals, Inc.(1)	14	1,189
Elanco Animal Health, Inc.(1)	1,819	43,511
Eli Lilly & Co.	10,326	11,944,394
Harmony Biosciences Holdings, Inc.(1)	681	26,818
Indivior Pharmaceuticals, Inc.(1)	180	6,287
Innoviva, Inc.(1)	96	1,994
75

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Jazz Pharmaceuticals PLC(1)	322	$80,719
Johnson & Johnson	17,585	4,674,972
Merck & Co., Inc.	12,562	1,856,161
Nektar Therapeutics(1)	21	1,499
Neumora Therapeutics, Inc.(1)	1,022	1,359
Organon & Co.	53	729
Pacira BioSciences, Inc.(1)	386	9,997
Pfizer, Inc.	30,960	881,122
Phathom Pharmaceuticals, Inc.(1)	208	1,991
Phibro Animal Health Corp., Class A	1,434	54,119
Prestige Consumer Healthcare, Inc.(1)	1,731	89,631
Royalty Pharma PLC, Class A	788	48,391
Scilex Holding Co.(1)	80	440
Semnur Pharmaceuticals, Inc.(1)	80	44
Septerna, Inc.(1)	71	2,709
SIGA Technologies, Inc.	57	179
Supernus Pharmaceuticals, Inc.(1)	1,423	62,911
Verrica Pharmaceuticals, Inc.(1)	481	2,626
Viatris, Inc.	21,546	355,724
Zoetis, Inc.	323	24,903
		21,074,960
Professional Services — 0.5%
Amentum Holdings, Inc.(1)	342	6,837
Automatic Data Processing, Inc.	2,560	732,570
Barrett Business Services, Inc.	600	20,640
Booz Allen Hamilton Holding Corp.	285	21,560
Broadridge Financial Solutions, Inc.	7	1,277
CACI International, Inc., Class A(1)	407	253,565
Clarivate PLC(1)	493	1,011
Concentrix Corp.	93	2,799
Conduent, Inc.(1)	138	237
CRA International, Inc.	1,374	239,763
DLH Holdings Corp.(1)	29	126
Equifax, Inc.	181	34,238
ExlService Holdings, Inc.(1)	6,600	251,328
Exponent, Inc.	4,806	341,274
FTI Consulting, Inc.(1)	141	21,230
Genpact Ltd.	9	342
Huron Consulting Group, Inc.(1)	460	73,549
Innodata, Inc.(1)	375	21,158
Jacobs Solutions, Inc.	292	43,523
KBR, Inc.	1,630	61,125
Kforce, Inc.	1,500	86,370
Korn Ferry	2,973	254,340
Legalzoom.com, Inc.(1)	618	3,850
Leidos Holdings, Inc.	150	21,032
ManpowerGroup, Inc.	293	18,444
Maximus, Inc.	181	10,456
Mistras Group, Inc.(1)	2,001	37,539
Mobility Global, Inc.	789	16,017
Paychex, Inc.	3,604	458,933
Paycom Software, Inc.	550	131,505
Paylocity Holding Corp.(1)	99	15,862
76

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Planet Labs PBC(1)	75	$1,489
Robert Half, Inc.	356	16,141
Science Applications International Corp.	102	13,078
SS&C Technologies Holdings, Inc.	2,195	182,119
TriNet Group, Inc.	2,870	201,732
TrueBlue, Inc.(1)	2,288	24,001
UL Solutions, Inc., Class A	213	15,873
Verisk Analytics, Inc.	98	18,990
Verra Mobility Corp.(1)	371	1,644
		3,657,567
Real Estate Management and Development — 0.0%
CBRE Group, Inc., Class A(1)	405	59,053
CoStar Group, Inc.(1)	400	12,828
Cushman & Wakefield Ltd.(1)	108	1,457
Howard Hughes Holdings, Inc.(1)	5	321
Jones Lang LaSalle, Inc.(1)	163	59,637
Newmark Group, Inc., Class A	14,768	224,916
Opendoor Technologies, Inc.(1)	2,304	7,373
St. Joe Co.	8	529
		366,114
Semiconductors and Semiconductor Equipment — 12.5%
ACM Research, Inc., Class A(1)	424	30,876
Advanced Micro Devices, Inc.(1)	5,749	2,706,169
Aehr Test Systems(1)	60	4,756
Ambarella, Inc.(1)	17	1,179
Amkor Technology, Inc.	6,072	287,206
Analog Devices, Inc.	3,617	1,309,860
Applied Materials, Inc.	16,615	7,616,150
Astera Labs, Inc.(1)	191	56,723
Axcelis Technologies, Inc.(1)	1,132	130,554
Broadcom, Inc.	22,281	8,251,546
Cirrus Logic, Inc.(1)	1,590	174,121
Cohu, Inc.(1)	247	11,387
Credo Technology Group Holding Ltd.(1)	328	74,190
Diodes, Inc.(1)	1,898	172,338
Enphase Energy, Inc.(1)	269	9,797
Entegris, Inc.	97	13,123
First Solar, Inc.(1)	703	141,936
FormFactor, Inc.(1)	3,153	317,223
GLOBALFOUNDRIES, Inc.	375	16,759
Impinj, Inc.(1)	64	11,156
Intel Corp.(1)	34,130	3,054,976
IonQ, Inc.(1)(2)	612	24,058
KLA Corp.	11,034	1,935,915
Kulicke & Soffa Industries, Inc.	1,734	138,824
Lam Research Corp.	9,779	2,948,271
Lattice Semiconductor Corp.(1)	109	12,572
MACOM Technology Solutions Holdings, Inc.(1)	155	40,894
Marvell Technology, Inc.	26,606	5,631,426
MaxLinear, Inc.(1)	24	1,438
Microchip Technology, Inc.	652	47,889
Micron Technology, Inc.	11,615	11,135,649
MKS, Inc.	146	37,411
77

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Monolithic Power Systems, Inc.	201	$254,822
NVE Corp.	220	22,026
NVIDIA Corp.	208,932	46,128,007
NXP Semiconductors NV	475	106,704
ON Semiconductor Corp.(1)	2,615	193,745
Onto Innovation, Inc.(1)	2,634	703,831
PDF Solutions, Inc.(1)	11	489
Photronics, Inc.(1)	2,334	65,679
Qnity Electronics, Inc.	463	55,296
Qorvo, Inc.(1)	269	25,846
QUALCOMM, Inc.	18,318	3,122,853
Rambus, Inc.(1)	6,795	589,059
Semtech Corp.(1)	24	3,191
Silicon Laboratories, Inc.(1)	131	28,696
SiTime Corp.(1)	58	32,794
Skyworks Solutions, Inc.	666	44,629
SolarEdge Technologies, Inc.(1)	857	27,595
Synaptics, Inc.(1)	104	10,059
Teradyne, Inc.	486	170,017
Texas Instruments, Inc.	4,861	1,268,283
Universal Display Corp.	70	5,822
Veeco Instruments, Inc.(1)	1,064	47,135
Wolfspeed, Inc.(1)(2)	369	10,111
		99,263,061
Software — 6.3%
A10 Networks, Inc.	360	9,140
ACI Worldwide, Inc.(1)	1,650	87,912
Adeia, Inc.	930	23,464
Adobe, Inc.(1)	2,422	709,137
Agilysys, Inc.(1)	6	698
Alarm.com Holdings, Inc.(1)	145	8,346
Appfolio, Inc., Class A(1)	104	24,358
Atlassian Corp., Class A(1)	307	59,610
Aurora Innovation, Inc.(1)	5,675	31,950
Autodesk, Inc.(1)	492	127,197
AvePoint, Inc.(1)	289	4,023
Blackbaud, Inc.(1)	945	45,417
Box, Inc., Class A(1)	1,000	35,780
C3.ai, Inc., Class A(1)	378	4,090
Cadence Design Systems, Inc.(1)	7,181	2,432,779
Circle Internet Group, Inc.(1)	781	74,625
Cleanspark, Inc.(1)	6,758	78,528
Clear Secure, Inc., Class A	700	30,905
Commvault Systems, Inc.(1)	1,555	213,844
Crowdstrike Holdings, Inc., Class A(1)	2,843	656,733
CS Disco, Inc.(1)	1,584	6,938
Datadog, Inc., Class A(1)	866	205,277
Docusign, Inc.(1)	718	47,582
Dropbox, Inc., Class A(1)	14,433	507,897
Dynatrace, Inc.(1)	312	17,032
Elastic NV(1)	72	7,024
Fair Isaac Corp.(1)	580	665,382
Fortinet, Inc.(1)	2,471	422,368
78

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Freshworks, Inc., Class A(1)	3,142	$43,737
Gen Digital, Inc.	1,554	48,174
Guidewire Software, Inc.(1)	10,422	2,133,905
HubSpot, Inc.(1)	110	28,750
InterDigital, Inc.	683	228,825
Intuit, Inc.	5,552	1,994,834
JFrog Ltd.(1)	276	27,619
Manhattan Associates, Inc.(1)	198	44,192
Microsoft Corp.	51,201	25,973,755
NCR Voyix Corp.(1)	1,600	13,408
Nutanix, Inc., Class A(1)	499	34,216
OneSpan, Inc.	13,830	228,472
Ooma, Inc.(1)	85	1,924
Oracle Corp.	13,176	1,964,805
Palantir Technologies, Inc., Class A(1)	8,735	1,628,029
Palo Alto Networks, Inc.(1)	13,286	5,076,979
Pegasystems, Inc.	932	34,307
Procore Technologies, Inc.(1)	10	627
Progress Software Corp.(1)	1,816	84,026
PTC, Inc.(1)	193	30,058
Q2 Holdings, Inc.(1)	1,652	107,446
Qualys, Inc.(1)	2,819	524,729
RingCentral, Inc., Class A	144	10,025
Riot Platforms, Inc.(1)	1,386	26,327
Roper Technologies, Inc.	184	78,134
Rubrik, Inc., Class A(1)	2,321	215,946
Salesforce, Inc.	5,205	1,340,496
Samsara, Inc., Class A(1)	198	8,088
ServiceNow, Inc.(1)	2,747	406,529
ServiceTitan, Inc., Class A(1)	72	7,059
SPS Commerce, Inc.(1)	1,490	127,246
Strategy, Inc., Class A(1)	79	10,502
Synopsys, Inc.(1)	819	360,024
Telos Corp.(1)	201	969
Trimble, Inc.(1)	615	36,863
Tyler Technologies, Inc.(1)	328	122,088
UiPath, Inc., Class A(1)	491	9,167
Unity Software, Inc.(1)	9,446	397,677
Varonis Systems, Inc.(1)	30	1,313
Veritone, Inc.(1)	329	261
Workday, Inc., Class A(1)	1,294	255,500
Workiva, Inc.(1)	351	28,080
Zoom Communications, Inc., Class A(1)	493	47,663
Zscaler, Inc.(1)	3	565
		50,281,375
Specialty Retail — 1.9%
Abercrombie & Fitch Co., Class A(1)	4,035	577,328
Academy Sports & Outdoors, Inc.	60	2,578
Advance Auto Parts, Inc.(2)	483	20,373
American Eagle Outfitters, Inc.	136	2,262
Asbury Automotive Group, Inc.(1)	1,153	243,744
AutoNation, Inc.(1)	59	11,874
AutoZone, Inc.(1)	86	257,247
79

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Bath & Body Works, Inc.	115	$2,214
Best Buy Co., Inc.	1,370	109,805
Boot Barn Holdings, Inc.(1)	84	12,653
Buckle, Inc.	54	2,300
Burlington Stores, Inc.(1)	316	82,084
Caleres, Inc.	51	621
CarMax, Inc.(1)	447	27,414
Carvana Co.(1)	384	28,209
Dick's Sporting Goods, Inc.	198	26,750
Five Below, Inc.(1)	185	45,665
Gap, Inc.	175	3,904
Group 1 Automotive, Inc.	557	150,134
Home Depot, Inc.	8,422	2,760,984
Lithia Motors, Inc.	286	105,054
Lowe's Cos., Inc.	3,900	798,330
MarineMax, Inc.(1)	108	5,635
Monro, Inc.	4	50
Murphy USA, Inc.	1,398	720,515
National Vision Holdings, Inc.(1)	35	598
O'Reilly Automotive, Inc.(1)	13,294	1,180,507
Penske Automotive Group, Inc.	15	3,249
Ross Stores, Inc.	6,048	1,382,210
Sally Beauty Holdings, Inc.(1)	1,061	17,379
Shoe Station Group, Inc.	270	3,699
Signet Jewelers Ltd.	603	49,615
Sonic Automotive, Inc., Class A	646	50,808
TJX Cos., Inc.	17,157	2,297,494
Tractor Supply Co.	30,547	1,066,090
Ulta Beauty, Inc.(1)	3,976	2,135,510
Upbound Group, Inc.	667	12,206
Urban Outfitters, Inc.(1)	855	68,990
Victoria's Secret & Co.(1)	3,282	280,316
Wayfair, Inc., Class A(1)	72	7,147
Williams-Sonoma, Inc.	812	185,339
		14,738,884
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	110,471	35,002,736
Dell Technologies, Inc., Class C	1,472	671,247
Diebold Nixdorf, Inc.(1)	111	7,530
Everpure, Inc., Class A(1)	21,795	2,025,845
Hewlett Packard Enterprise Co.	10,837	566,125
HP, Inc.	9,495	285,040
NetApp, Inc.	5,484	1,016,131
Sandisk Corp.(1)	341	534,245
Seagate Technology Holdings PLC	645	534,305
Super Micro Computer, Inc.(1)	3,028	112,884
Turtle Beach Corp.(1)	504	6,456
Western Digital Corp.	920	414,506
		41,177,050
Textiles, Apparel and Luxury Goods — 0.3%
Amer Sports, Inc.(1)	165	5,041
Capri Holdings Ltd.(1)	868	11,501
Carter's, Inc.	1,030	33,362
80

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
Columbia Sportswear Co.	6	$344
Crocs, Inc.(1)	712	85,711
Deckers Outdoor Corp.(1)	846	73,670
G-III Apparel Group Ltd.	365	11,895
Kontoor Brands, Inc.	2,040	153,836
Levi Strauss & Co., Class A	558	11,584
Lululemon Athletica, Inc.(1)	50	6,013
Movado Group, Inc.	45	1,518
NIKE, Inc., Class B	50,605	1,976,631
Oxford Industries, Inc.	168	6,433
PVH Corp.	479	35,523
Ralph Lauren Corp.	159	55,157
Steven Madden Ltd.	1	43
Superior Group of Cos., Inc.	1,580	18,881
Tapestry, Inc.	927	114,382
VF Corp.	793	10,658
Wolverine World Wide, Inc.	711	14,028
		2,626,211
Trading Companies and Distributors — 0.6%
Applied Industrial Technologies, Inc.	1,696	549,470
Boise Cascade Co.	992	77,386
Core & Main, Inc., Class A(1)	18	773
DNOW, Inc.(1)	7,694	123,335
DXP Enterprises, Inc.(1)	3	563
Fastenal Co.	9,559	471,354
Ferguson Enterprises, Inc.	3,913	878,508
GATX Corp.	2,289	400,415
Herc Holdings, Inc.	296	45,093
McGrath RentCorp	1,509	169,672
MSC Industrial Direct Co., Inc., Class A	283	33,643
QXO, Inc.(1)	3,271	43,439
Rush Enterprises, Inc., Class A	7,964	611,874
SiteOne Landscape Supply, Inc.(1)	5	493
United Rentals, Inc.	615	638,370
Watsco, Inc.	63	19,519
WESCO International, Inc.	149	50,719
WW Grainger, Inc.	338	442,607
		4,557,233
Water Utilities — 0.1%
American States Water Co.	1,289	115,095
American Water Works Co., Inc.	2,667	368,659
California Water Service Group	1,000	49,970
Essential Utilities, Inc.	248	10,210
H2O America(2)	235	14,892
Middlesex Water Co.	555	32,190
		591,016
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	6,034	203,225
T-Mobile U.S., Inc.	1,483	267,593
		470,818
TOTAL COMMON STOCKS (Cost $623,275,617)		656,204,580

81

Schedule of Investments - Avantis Total Equity Markets ETF

	Shares	Value
AFFILIATED FUNDS(3) — 17.1%
Avantis Emerging Markets Equity ETF	368,417	$34,811,722
Avantis Emerging Markets Value ETF	475	31,545
Avantis International Equity ETF	802,673	75,154,273
Avantis International Small Cap Value ETF(2)	4,604	517,766
Avantis U.S. Quality ETF	377,171	25,220,293
TOTAL AFFILIATED FUNDS (Cost $99,568,488)		135,735,599
PREFERRED SECURITIES — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., 9.00%(2) (Cost $4,942)	222	4,693
RIGHTS — 0.0%
Biotechnology — 0.0%
Arcellx, Inc.(1)	181	13
Food Products — 0.0%
TreeHouse Foods, Inc.(1)	47	91
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1)	229	2
TOTAL RIGHTS (Cost $106)		106
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	435,541	435,541
State Street Navigator Securities Lending Government Money Market Portfolio(4)	575,867	575,867
TOTAL SHORT-TERM INVESTMENTS (Cost $1,011,408)		1,011,408
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $723,860,561)		792,956,386
OTHER ASSETS AND LIABILITIES — 0.0%		(154,717)
TOTAL NET ASSETS — 100.0%		$792,801,669
82

Schedule of Investments - Avantis Total Equity Markets ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $580,766. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $593,940, which includes securities collateral of $18,073.

AFFILIATED FUND TRANSACTIONS
A summary of transactions for each affiliated fund for the period ended August 31, 2026 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Avantis Emerging Markets Equity ETF	—	$31,269	—	$3,543	$34,812	368	—	$149
Avantis Emerging Markets Value ETF	—	24	—	8	32	—	—	—
Avantis International Equity ETF	—	66,316	—	8,838	75,154	803	—	739
Avantis International Small Cap Value ETF(3)	—	288	—	230	518	5	—	7
Avantis U.S. Quality ETF	—	1,709	$37	23,548	25,220	377	$3,748	43
Avantis Real Estate ETF	—	278	278	—	—	—	39	—
Avantis U.S. Equity ETF	—	2,415	2,415	—	—	—	1,222	8
Avantis U.S. Large Cap Equity ETF	—	1,828	1,828	—	—	—	534	5
Avantis U.S. Large Cap Value ETF	—	133	133	—	—	—	47	1
Avantis U.S. Small Cap Equity ETF	—	432	432	—	—	—	111	1
Avantis U.S. Small Cap Value ETF	—	219	219	—	—	—	57	1
	—	$104,911	$5,342	$36,167	$135,736	1,553	$5,758	$954
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at avantisinvestors.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Security, or a portion thereof, is on loan.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$656,174,867	$29,713	—
Affiliated Funds	135,735,599	—	—
Preferred Securities	4,693	—	—
Rights	106	—	—
Short-Term Investments	1,011,408	—	—
	$792,926,673	$29,713	—

See Notes to Financial Statements.
83

Schedule of Investments - Avantis U.S. Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.6%
AAR Corp.(1)	5,233	$676,575
AeroVironment, Inc.(1)	2,366	350,996
AerSale Corp.(1)	7,009	38,479
Astronics Corp.(1)	21,742	1,601,733
Astronics Corp., Class B(1)	4,517	329,199
ATI, Inc.(1)	93,195	19,030,419
Axon Enterprise, Inc.(1)	47	26,628
Beta Technologies, Inc., Class A(1)	4,124	82,892
Boeing Co.(1)	98,648	20,497,082
BWX Technologies, Inc.	43,380	6,606,340
Carpenter Technology Corp.	18,574	8,849,025
Curtiss-Wright Corp.	4,960	2,889,349
Ducommun, Inc.(1)	6,632	1,136,858
General Dynamics Corp.	34,259	12,722,080
General Electric Co.	140,123	47,040,692
Hexcel Corp.	31,695	2,937,176
Honeywell Aerospace, Inc.(1)	40,649	6,427,013
Howmet Aerospace, Inc.	51,207	12,543,155
Huntington Ingalls Industries, Inc.	10,362	3,017,414
Innovative Solutions & Support, Inc.(1)	3,942	74,898
Leonardo DRS, Inc.	7,288	276,944
Lockheed Martin Corp.	43,145	24,214,268
Moog, Inc., Class A	9,504	3,530,736
National Presto Industries, Inc.	775	117,575
Northrop Grumman Corp.	11,671	6,298,839
Park Aerospace Corp.	1,253	40,773
Rocket Lab Corp.(1)	4,335	277,093
RTX Corp.	146,521	30,436,807
StandardAero, Inc.(1)	15,426	377,783
Textron, Inc.	59,538	4,796,381
TransDigm Group, Inc.	4,493	5,264,628
VSE Corp.	49	10,225
Woodward, Inc.	17,703	6,015,834
		228,535,889
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	22,238	3,328,139
Expeditors International of Washington, Inc.	87,652	16,623,202
FedEx Corp.	89,723	29,375,310
Hub Group, Inc., Class A	21,010	837,669
Radiant Logistics, Inc.(1)	13,283	113,437
United Parcel Service, Inc., Class B	319,646	33,316,702
		83,594,459
Automobile Components — 0.3%
Aptiv PLC(1)	122,477	5,482,071
Autoliv, Inc.	56,416	6,838,183
BorgWarner, Inc.	177,551	11,391,672
Dana, Inc.	124,907	3,744,712
Dorman Products, Inc.(1)	11,725	1,510,766
Fox Factory Holding Corp.(1)	6,361	129,955
Gentex Corp.	124,661	2,788,667
84

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Gentherm, Inc.(1)	17,270	$678,538
Goodyear Tire & Rubber Co.(1)	235,669	1,477,645
LCI Industries	16,340	1,644,294
Lear Corp.	42,104	5,262,579
Mobileye Global, Inc., Class A(1)	370	3,156
Motorcar Parts of America, Inc.(1)	7,061	82,049
Patrick Industries, Inc.	17,277	1,411,877
Phinia, Inc.	28,091	1,922,548
Solid Power, Inc.(1)(2)	7,320	17,056
Standard Motor Products, Inc.	10,896	410,997
Stoneridge, Inc.(1)	17,256	119,412
Strattec Security Corp.(1)	3,424	240,159
Versigent PLC(1)	1,346	63,800
Visteon Corp.	24,327	2,476,975
XPEL, Inc.(1)	12,246	603,238
		48,300,349
Automobiles — 1.2%
Ford Motor Co.	1,334,494	18,602,846
General Motors Co.	527,215	45,509,199
Harley-Davidson, Inc.	98,003	2,704,883
Lucid Group, Inc.(1)	1	5
Rivian Automotive, Inc., Class A(1)	108,901	1,748,950
Tesla, Inc.(1)	260,806	95,963,567
Thor Industries, Inc.	25,318	1,924,168
Winnebago Industries, Inc.	11,121	334,631
		166,788,249
Banks — 5.4%
1st Source Corp.	11,489	983,803
ACNB Corp.	6,088	395,659
Amalgamated Financial Corp.	13,431	645,628
Amerant Bancorp, Inc.	17,466	501,449
Ameris Bancorp	28,748	2,422,019
Ames National Corp.	775	24,405
Arrow Financial Corp.	6,652	251,046
Associated Banc-Corp.	70,904	2,170,371
Atlantic Union Bankshares Corp.	53,856	2,172,012
Avidia Bancorp, Inc.	10,985	243,318
Axos Financial, Inc.(1)	45,612	4,414,785
Banc of California, Inc.	80,691	1,502,466
BancFirst Corp.	9,371	1,023,501
Banco Santander SA, ADR	125,324	1,824,717
Bancorp, Inc.(1)	37,945	2,466,425
Bank First Corp.	3,389	510,587
Bank of America Corp.	1,173,526	72,688,200
Bank of Hawaii Corp.	26,453	2,008,576
Bank of Marin Bancorp	3,688	98,027
Bank of NT Butterfield & Son Ltd.	34,807	2,049,436
Bank OZK	65,867	3,232,752
Bank7 Corp.	2,484	127,578
BankUnited, Inc.	40,815	1,861,164
Bankwell Financial Group, Inc.	4,411	289,979
Banner Corp.	17,294	1,213,001
Bar Harbor Bankshares	5,263	206,468
85

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
BayCom Corp.	535	$15,959
BCB Bancorp, Inc.	4,574	39,108
Beacon Financial Corp.	38,684	1,201,138
BOK Financial Corp.	6,770	921,262
Bridgewater Bancshares, Inc.(1)	8,610	181,413
Burke & Herbert Financial Services Corp.	11,802	841,601
Business First Bancshares, Inc.	13,247	410,922
Byline Bancorp, Inc.	14,538	551,281
California BanCorp	9,683	206,054
Camden National Corp.	7,961	449,637
Capital Bancorp, Inc.	7,887	285,036
Capital City Bank Group, Inc.	5,800	292,784
Capitol Federal Financial, Inc.	46,186	397,661
Carter Bankshares, Inc.	22,540	704,150
Cathay General Bancorp	33,685	2,061,859
Central BanCo, Inc., Class A	36,938	1,185,895
Central Pacific Financial Corp.	19,658	731,671
Chemung Financial Corp.	595	48,237
ChoiceOne Financial Services, Inc.	3,438	114,176
Citigroup, Inc.	399,115	52,531,516
Citizens & Northern Corp.	55	1,394
Citizens Financial Group, Inc.	127,778	8,800,071
Citizens Financial Services, Inc.	714	57,363
City Holding Co.	7,530	1,076,414
Civista Bancshares, Inc.	6,006	162,042
CNB Financial Corp.	14,367	485,892
CoastalSouth Bancshares, Inc.	7,997	219,198
Colony Bankcorp, Inc.	4,510	95,387
Columbia Banking System, Inc.	144,500	4,282,980
Columbia Financial, Inc.	90,432	1,050,820
Commerce Bancshares, Inc.	71,957	4,152,638
Commercial Bancgroup, Inc.	5,280	178,358
Community Financial System, Inc.	15,839	993,897
Community Trust Bancorp, Inc.	8,358	636,295
Community West Bancshares	8,882	230,310
ConnectOne Bancorp, Inc.	26,035	818,540
Cullen/Frost Bankers, Inc.	35,581	5,723,915
Customers Bancorp, Inc.(1)	24,811	1,939,724
CVB Financial Corp.	57,097	1,265,841
Dime Commercial Bancshares, Inc.	23,754	959,662
Eagle Bancorp, Inc.	11,185	305,239
East West Bancorp, Inc.	86,381	10,958,294
Eastern Bankshares, Inc.	88,925	1,952,793
Enterprise Financial Services Corp.	20,987	1,327,008
Equity Bancshares, Inc., Class A	5,941	293,248
Esquire Financial Holdings, Inc.	4,309	481,401
Farmers & Merchants Bancorp, Inc.	3,313	112,476
Farmers National Banc Corp.	14,661	228,858
FB Bancorp, Inc.(1)	883	13,845
FB Financial Corp.	12,003	683,691
Fidelity D&D Bancorp, Inc.	132	7,071
Fifth Third Bancorp	333,696	17,942,834
Financial Institutions, Inc.	13,398	542,887
86

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
First BanCorp	119,741	$3,338,379
First Bancorp, Inc.	2,144	73,453
First Bancorp/Southern Pines NC	12,839	814,378
First Bank	5,898	104,984
First Busey Corp.	48,804	1,469,000
First Business Financial Services, Inc.	4,992	348,791
First Citizens BancShares, Inc., Class A	4,279	9,261,468
First Commonwealth Financial Corp.	51,985	1,076,090
First Community Bankshares, Inc.	6,038	292,783
First Financial Bancorp	48,878	1,594,889
First Financial Bankshares, Inc.	42,847	1,423,806
First Financial Corp.	7,275	569,487
First Hawaiian, Inc.	56,939	1,458,208
First Horizon Corp.	197,789	4,810,229
First Internet Bancorp	1,280	34,995
First Interstate BancSystem, Inc., Class A	36,137	1,330,203
First Merchants Corp.	25,309	1,049,564
First Mid Bancshares, Inc.	10,622	528,551
First Northern Community Bancorp(1)	440	7,335
First United Corp.	1,553	66,624
Firstsun Capital Bancorp(1)	10,098	404,021
Five Star Bancorp	10,113	463,378
Flagstar Bank NA	187,545	2,496,224
FNB Corp.	143,294	2,612,250
Franklin Financial Services Corp.	1,805	111,820
FS Bancorp, Inc.	1,347	56,978
Fulton Financial Corp.	104,014	2,440,168
FVCBankcorp, Inc.	1,399	25,546
German American Bancorp, Inc.	17,379	857,132
Glacier Bancorp, Inc.	33,653	1,558,470
Great Southern Bancorp, Inc.	4,002	313,237
Greene County Bancorp, Inc.	1,571	54,027
Hancock Whitney Corp.	34,503	2,570,128
Hanmi Financial Corp.	14,513	449,903
HBT Financial, Inc.	4,721	167,501
Heritage Financial Corp.	14,877	425,036
Hilltop Holdings, Inc.	16,686	634,902
Hingham Institution For Savings	446	128,568
Home Bancorp, Inc.	1,646	112,735
Home BancShares, Inc.	72,081	2,123,506
HomeTrust Bancshares, Inc.	10,179	472,713
Hope Bancorp, Inc.	57,030	786,444
Horizon Bancorp, Inc.	14,391	279,473
Huntington Bancshares, Inc.	724,100	12,081,609
Independent Bank Corp.	18,808	1,526,833
Independent Bank Corp. (Michigan)	14,039	512,283
International Bancshares Corp.	35,034	2,457,985
John Marshall Bancorp, Inc.	2,092	47,781
JPMorgan Chase & Co.	572,761	203,914,371
Kearny Financial Corp.	12,712	125,467
KeyCorp	413,828	8,942,823
Lakeland Financial Corp.	13,626	805,160
Live Oak Bancshares, Inc.	24,447	962,967
87

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
M&T Bank Corp.	52,017	$12,168,857
MainStreet Bancshares, Inc.	24	599
Mechanics Bancorp	483	7,602
Mercantile Bank Corp.	9,460	565,330
Metrocity Bankshares, Inc.	15,866	552,454
Metropolitan Bank Holding Corp.	4,429	402,065
Mid Penn Bancorp, Inc.	8,098	294,848
Midland States Bancorp, Inc.	11,214	367,707
MVB Financial Corp.	4,220	127,739
National Bank Holdings Corp., Class A	16,505	681,491
National Bankshares, Inc.	152	6,262
NB Bancorp, Inc.	18,881	421,613
NBT Bancorp, Inc.	27,548	1,416,518
Nicolet Bankshares, Inc.	5,585	945,764
Northeast Bank	6,771	854,162
Northpointe Bancshares, Inc.	19,921	338,458
Northrim BanCorp, Inc.	19,857	507,744
Northwest Bancshares, Inc.	70,144	1,072,502
Oak Valley Bancorp	715	24,017
OceanFirst Financial Corp.	29,462	555,064
OFG Bancorp	34,690	1,805,615
Old National Bancorp	146,888	3,757,395
Old Second Bancorp, Inc.	25,181	631,539
OP Bancorp	18	270
Orange County Bancorp, Inc.	7,268	275,821
Origin Bancorp, Inc.	13,832	734,894
Orrstown Financial Services, Inc.	14,814	617,744
Park National Corp.	7,416	1,448,271
Parke Bancorp, Inc.	3,888	131,220
Pathward Financial, Inc.	19,220	1,565,661
PCB Bancorp	2,787	76,169
Peapack-Gladstone Financial Corp.	6,072	271,054
Peoples Bancorp of North Carolina, Inc.	1,966	85,914
Peoples Bancorp, Inc.	17,634	694,251
Peoples Financial Services Corp.	3,847	264,174
Pinnacle Financial Partners, Inc.	52,988	5,297,210
Plumas Bancorp	5,403	330,826
PNC Financial Services Group, Inc.	109,963	26,350,434
Ponce Financial Group, Inc.(1)	3,496	70,899
Popular, Inc.	39,404	6,627,359
Preferred Bank	10,868	1,113,209
Primis Financial Corp.	1,623	25,806
Prosperity Bancshares, Inc.	31,173	2,230,740
Provident Financial Services, Inc.	90,274	2,112,412
QCR Holdings, Inc.	8,148	810,482
RBB Bancorp	7,395	191,900
Red River Bancshares, Inc.	1,555	155,562
Regions Financial Corp.	321,809	9,615,653
Renasant Corp.	32,165	1,315,870
Republic Bancorp, Inc., Class A	7,648	715,164
S&T Bancorp, Inc.	16,514	817,113
Seacoast Banking Corp. of Florida	27,285	926,462
ServisFirst Bancshares, Inc.	52,306	2,251,250
88

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Shore Bancshares, Inc.	15,486	$355,559
Sierra Bancorp	7,288	288,751
Simmons First National Corp., Class A	45,461	1,026,509
SmartFinancial, Inc.	5,557	280,906
South Plains Financial, Inc.	5,114	222,970
Southern First Bancshares, Inc.(1)	2,717	166,688
Southern Missouri Bancorp, Inc.	4,263	313,714
Southside Bancshares, Inc.	11,726	370,073
Southstate Bank Corp.	58,994	6,187,881
Stock Yards Bancorp, Inc.	13,797	1,092,860
Texas Capital Bancshares, Inc.	23,069	2,241,845
TFS Financial Corp.	6,338	110,725
Third Coast Bancshares, Inc.(1)	5,599	249,715
Timberland Bancorp, Inc.	1,261	57,489
Tompkins Financial Corp.	13,227	1,284,606
Towne Bank	35,796	1,325,884
TriCo Bancshares	12,610	673,122
Triumph Financial, Inc.(1)	5,400	384,750
Truist Financial Corp.	345,469	17,128,353
TrustCo Bank Corp.	7,779	441,225
Trustmark Corp.	31,639	1,452,863
U.S. Bancorp	520,399	32,046,170
UMB Financial Corp.	41,075	5,817,452
United Bankshares, Inc.	42,751	2,014,855
United Community Banks, Inc.	52,434	1,826,801
Unity Bancorp, Inc.	6,592	382,534
Univest Financial Corp.	14,091	585,058
USCB Financial Holdings, Inc.	1,066	23,708
Valley National Bancorp	187,780	2,561,319
WaFd, Inc.	38,116	1,363,028
Washington Trust Bancorp, Inc.	6,946	271,797
Wells Fargo & Co.	756,196	65,327,772
WesBanco, Inc.	45,066	1,803,091
West BanCorp, Inc.	7,644	215,943
Westamerica Bancorporation	16,207	940,816
Western Alliance Bancorp	59,186	4,624,202
Western New England Bancorp, Inc.	90	1,237
Wintrust Financial Corp.	38,060	5,722,702
WSFS Financial Corp.	26,172	2,027,021
Zions Bancorp NA	99,313	6,623,184
		781,518,091
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	5,651	1,004,804
Brown-Forman Corp., Class A	11,535	314,213
Brown-Forman Corp., Class B	151,958	4,037,524
Celsius Holdings, Inc.(1)	56,882	1,788,939
Coca-Cola Co.	508,862	45,120,794
Constellation Brands, Inc., Class A	83,806	10,946,740
Keurig Dr. Pepper, Inc.	121,218	3,862,006
MGP Ingredients, Inc.	6,961	115,622
Molson Coors Beverage Co., Class B	86,026	3,420,394
Monster Beverage Corp.(1)	262,072	12,034,346
National Beverage Corp.	21,016	664,736
89

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
PepsiCo, Inc.	219,211	$30,764,072
Vita Coco Co., Inc.(1)	6,736	395,504
		114,469,694
Biotechnology — 1.9%
4D Molecular Therapeutics, Inc.(1)	6,814	96,146
AbbVie, Inc.	198,133	50,805,264
ACADIA Pharmaceuticals, Inc.(1)	5,021	145,157
Agios Pharmaceuticals, Inc.(1)	15,581	524,768
Aktis Oncology, Inc.(1)	11,132	288,430
Alkermes PLC(1)	88,705	4,168,248
Alnylam Pharmaceuticals, Inc.(1)	490	117,938
Amgen, Inc.	84,686	36,404,818
Anika Therapeutics, Inc.(1)	3,415	71,271
Apogee Therapeutics, Inc.(1)	52	7,024
Arcturus Therapeutics Holdings, Inc.(1)(2)	6,635	97,933
Atrium Therapeutics, Inc.(1)	5,665	75,458
Aurinia Pharmaceuticals, Inc.(1)	43,040	693,374
Avalo Therapeutics, Inc.(1)	791	15,298
Beam Therapeutics, Inc.(1)	17,878	526,150
Bicara Therapeutics, Inc.(1)	12,680	293,162
Biogen, Inc.(1)	49,493	10,722,658
BioMarin Pharmaceutical, Inc.(1)	42,588	2,778,015
CareDx, Inc.(1)	9,077	454,849
Celldex Therapeutics, Inc.(1)	636	25,205
CRISPR Therapeutics AG(1)	15,609	889,401
Cullinan Therapeutics, Inc.(1)	15,101	333,279
Denali Therapeutics, Inc.(1)	10,538	250,383
Editas Medicine, Inc.(1)	76,212	233,209
Eikon Therapeutics, Inc.(1)	6,130	64,120
Emergent BioSolutions, Inc.(1)	39,744	242,438
Entrada Therapeutics, Inc.(1)	6,979	49,202
Exelixis, Inc.(1)	201,695	11,020,615
First Tracks Biotherapeutics, Inc.(1)	15,836	662,578
Gilead Sciences, Inc.	441,704	64,638,963
GRAIL, Inc.(1)	20,911	1,659,706
Halozyme Therapeutics, Inc.(1)	40,522	4,315,188
Hyperliquid Strategies, Inc.(1)	186,785	2,288,116
Ideaya Biosciences, Inc.(1)	12,633	506,583
Incyte Corp.(1)	43,192	5,322,118
Intellia Therapeutics, Inc.(1)	13,957	177,673
Iovance Biotherapeutics, Inc.(1)	89,379	730,226
Janux Therapeutics, Inc.(1)	9,479	172,707
Kailera Therapeutics, Inc.(1)(2)	1,144	17,618
Keros Therapeutics, Inc.(1)	1,224	13,562
Krystal Biotech, Inc.(1)	2,855	1,025,973
Kymera Therapeutics, Inc.(1)	4,983	592,030
Lyell Immunopharma, Inc.(1)	346	4,955
MiMedx Group, Inc.(1)	48,591	220,603
Moderna, Inc.(1)	63,402	8,897,837
Monte Rosa Therapeutics, Inc.(1)	27,914	389,121
Myriad Genetics, Inc.(1)	35,025	112,781
Natera, Inc.(1)	113	36,382
Neurocrine Biosciences, Inc.(1)	25,289	3,895,265
90

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Nkarta, Inc.(1)	3,657	$9,910
Organogenesis Holdings, Inc.(1)(2)	9,486	16,316
ORIC Pharmaceuticals, Inc.(1)	7,147	92,840
Oruka Therapeutics, Inc.(1)	191	17,690
PDL BioPharma, Inc.(1)	1,937	19
Praxis Precision Medicines, Inc.(1)	1,613	565,034
Protagonist Therapeutics, Inc.(1)	769	113,620
Puma Biotechnology, Inc.(1)	34,919	318,112
Q32 Bio, Inc.(1)	17,858	265,548
Recursion Pharmaceuticals, Inc., Class A(1)(2)	26,001	88,403
Regeneron Pharmaceuticals, Inc.	25,117	20,070,492
Relay Therapeutics, Inc.(1)	722	13,270
Replimune Group, Inc.(1)	3,440	52,632
Revolution Medicines, Inc.(1)	384	78,939
Rigel Pharmaceuticals, Inc.(1)	18,569	857,516
Roivant Sciences Ltd.(1)	74,521	2,581,407
Sarepta Therapeutics, Inc.(1)	26,506	557,421
Solid Biosciences, Inc.(1)	11,438	109,576
Spyre Therapeutics, Inc.(1)	448	40,020
TG Therapeutics, Inc.(1)	1,211	65,757
United Therapeutics Corp.(1)	20,893	10,663,369
Vanda Pharmaceuticals, Inc.(1)	11,217	60,572
Vaxcyte, Inc.(1)	21,159	1,285,198
Veracyte, Inc.(1)	5,841	252,273
Vericel Corp.(1)	619	24,698
Vertex Pharmaceuticals, Inc.(1)	46,814	25,491,159
Vir Biotechnology, Inc.(1)	34,490	377,321
Voyager Therapeutics, Inc.(1)	22,313	76,980
Xencor, Inc.(1)	13,796	376,148
		281,596,038
Broadline Retail — 3.7%
Amazon.com, Inc.(1)	1,931,647	501,783,941
Coupang, Inc.(1)	325,710	5,230,903
Dillard's, Inc., Class A	2,040	1,276,979
eBay, Inc.	74,744	7,740,489
Kohl's Corp.	112,383	2,002,665
Macy's, Inc.	233,342	5,124,190
MercadoLibre, Inc.(1)	8,503	16,463,508
Ollie's Bargain Outlet Holdings, Inc.(1)	233	17,573
Pattern Group, Inc., Class A(1)	6,379	132,237
		539,772,485
Building Products — 0.5%
A.O. Smith Corp.	64,457	3,811,342
AAON, Inc.	2,666	202,536
Advanced Drainage Systems, Inc.	47,346	6,426,273
Allegion PLC	486	75,452
Apogee Enterprises, Inc.	16,125	629,843
Armstrong World Industries, Inc.	34,323	5,923,463
AZZ, Inc.	11,379	1,560,744
Carlisle Cos., Inc.	14,937	5,176,865
Fortune Brands Innovations, Inc.	20,258	898,037
Griffon Corp.	20,884	2,033,893
Hayward Holdings, Inc.(1)	33,104	465,111
91

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Insteel Industries, Inc.	12,822	$385,942
Janus International Group, Inc.(1)	54,888	272,244
Johnson Controls International PLC	33,922	4,689,377
Lennox International, Inc.	13,625	5,213,470
Louisiana-Pacific Corp.	39,894	2,812,926
Modine Manufacturing Co.(1)	1,925	343,478
Owens Corning	64,132	8,859,836
Quanex Building Products Corp.	38,147	733,185
Simpson Manufacturing Co., Inc.	23,320	4,258,465
Tecnoglass Holdings, Inc.	17,099	678,830
Trane Technologies PLC	36,939	16,415,692
Trex Co., Inc.(1)	70,122	3,196,161
UFP Industries, Inc.	27,975	2,364,447
Zurn Elkay Water Solutions Corp.	28,541	1,364,260
		78,791,872
Capital Markets — 3.7%
Acadian Asset Management, Inc.	28,496	2,684,323
Ameriprise Financial, Inc.	55,028	30,436,537
Artisan Partners Asset Management, Inc., Class A	66,897	2,847,805
Bank of New York Mellon Corp.	212,916	34,339,092
BGC Group, Inc., Class A	306,609	3,682,374
Blackrock, Inc.	19,389	22,406,122
Blackstone, Inc.	72,553	10,392,492
Bullish(1)(2)	6,836	232,629
Carlyle Group, Inc.	72,674	3,516,695
Cboe Global Markets, Inc.	14,710	4,415,942
Charles Schwab Corp.	434,688	47,737,436
CME Group, Inc.	60,933	17,396,371
Cohen & Steers, Inc.	15,906	1,283,137
Coinbase Global, Inc., Class A(1)	28,045	5,275,825
DigitalBridge Group, Inc.	21,180	336,974
Evercore, Inc., Class A	19,769	5,662,435
FactSet Research Systems, Inc.	17,861	5,600,317
Federated Hermes, Inc.	45,346	2,886,273
Franklin Templeton, Inc.	81,242	2,774,414
Galaxy Digital, Inc., Class A(1)	95,808	2,356,877
Goldman Sachs Group, Inc.	72,576	74,455,718
Hamilton Lane, Inc., Class A	8,513	926,385
Houlihan Lokey, Inc.	10,336	1,377,685
Interactive Brokers Group, Inc., Class A	56,355	5,482,778
Intercontinental Exchange, Inc.	34,380	5,524,866
Invesco Ltd.	15,943	522,612
Jefferies Financial Group, Inc.	50,501	2,658,373
KKR & Co., Inc.	98,718	10,831,339
Lazard, Inc.	61,885	2,675,289
LPL Financial Holdings, Inc.	40,237	14,893,122
MarketAxess Holdings, Inc.	19,345	3,146,077
Moelis & Co., Class A	51,102	3,478,513
Moody's Corp.	25,009	12,620,542
Morgan Stanley	322,207	68,733,197
MSCI, Inc.	4,459	2,544,484
Northern Trust Corp.	122,343	22,701,967
Oppenheimer Holdings, Inc., Class A	7,069	839,727
92

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Piper Sandler Cos.	47,562	$3,570,004
Raymond James Financial, Inc.	81,071	14,444,420
Robinhood Markets, Inc., Class A(1)	117,087	12,271,888
S&P Global, Inc.	19,327	8,423,480
SEI Investments Co.	50,454	5,599,385
State Street Corp.	98,725	18,893,990
Stifel Financial Corp.	64,168	5,183,491
StoneX Group, Inc.(1)	86,382	5,915,439
T. Rowe Price Group, Inc.	117,699	13,097,545
Tradeweb Markets, Inc., Class A	12,847	1,383,622
Victory Capital Holdings, Inc., Class A	37,367	4,409,680
Virtu Financial, Inc., Class A	48,798	3,203,101
Virtus Investment Partners, Inc.	4,069	673,419
Webull Corp.(1)	191,236	1,812,917
WisdomTree, Inc.	97,193	2,338,464
		540,897,589
Chemicals — 1.3%
AdvanSix, Inc.	14,686	246,872
Air Products & Chemicals, Inc.	68,800	21,290,848
Albemarle Corp.	31,459	4,246,021
American Vanguard Corp.(1)	8,502	18,704
Ashland, Inc.	19,353	1,419,155
Aspen Aerogels, Inc.(1)	37,723	185,974
Avient Corp.	24,238	1,067,926
Axalta Coating Systems Ltd.(1)	99,188	3,612,427
Balchem Corp.	3,184	560,034
Cabot Corp.	50,186	4,150,884
CF Industries Holdings, Inc.	116,799	15,187,374
Chemours Co.	129,569	2,016,094
Core Molding Technologies, Inc.(1)	4,990	125,000
Corteva, Inc.	153,212	12,966,332
Dow, Inc.	141,785	4,327,278
Eastman Chemical Co.	44,500	3,223,580
Ecolab, Inc.	25,466	7,211,971
Ecovyst, Inc.(1)	98,374	1,000,464
FMC Corp.	74,898	863,574
Hawkins, Inc.	11,686	1,405,475
HB Fuller Co.	10,573	580,986
Huntsman Corp.	90,353	865,582
Ingevity Corp.(1)	30,210	2,093,251
Innospec, Inc.	7,510	704,889
International Flavors & Fragrances, Inc.	41,449	3,578,292
Intrepid Potash, Inc.(1)	8,673	335,385
Koppers Holdings, Inc.	18,303	839,559
Kronos Worldwide, Inc.	5,663	49,948
Linde PLC	61,987	30,347,595
LSB Industries, Inc.(1)	45,570	486,232
LyondellBasell Industries NV, Class A	206,479	13,437,653
Mativ Holdings, Inc.	45,278	538,355
Minerals Technologies, Inc.	13,754	975,434
Mosaic Co.	144,574	3,487,125
NewMarket Corp.	6,839	6,139,370
Olin Corp.	83,711	1,456,571
93

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Orion SA	34,170	$213,221
PPG Industries, Inc.	25,896	2,904,754
Quaker Chemical Corp.	5,381	892,170
Rayonier Advanced Materials, Inc.(1)	35,567	305,521
RPM International, Inc.	38,201	3,976,724
Sensient Technologies Corp.	10,077	1,359,790
Sherwin-Williams Co.	39,142	13,261,701
Solstice Advanced Materials, Inc.	82,318	5,218,138
Stepan Co.	11,868	743,055
Tronox Holdings PLC, Class A	44,630	236,093
Westlake Corp.	14,100	1,058,487
		181,211,868
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	41,539	177,787
Brady Corp., Class A	7,630	691,659
Brink's Co.	9,613	1,047,144
Casella Waste Systems, Inc., Class A(1)	7,406	683,203
Cintas Corp.	51,702	10,432,947
Civeo Corp.(1)	4,499	150,402
Clean Harbors, Inc.(1)	13,211	4,164,768
Copart, Inc.(1)	173,261	5,715,880
Ennis, Inc.	10,437	222,726
Healthcare Services Group, Inc.(1)	53,679	1,180,401
HNI Corp.	23,598	1,142,851
Interface, Inc.	46,591	1,766,731
Liquidity Services, Inc.(1)	11,562	481,904
MillerKnoll, Inc.	7,711	174,191
MSA Safety, Inc.	7,627	1,424,495
OPENLANE, Inc.(1)	16,008	569,885
Quad/Graphics, Inc.	6,239	62,764
Republic Services, Inc.	14,465	3,195,608
Rollins, Inc.	41,273	1,488,717
UniFirst Corp.	3,623	1,002,122
Veralto Corp.	27,684	2,728,812
Virco Mfg. Corp.	8,059	48,354
Waste Connections, Inc.	15,567	2,573,536
Waste Management, Inc.	60,728	13,294,574
		54,421,461
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(1)	12,046	93,357
Applied Optoelectronics, Inc.(1)	313	33,707
Arista Networks, Inc.(1)	242,965	47,545,821
Aviat Networks, Inc.(1)	6,959	138,693
BK Technologies Corp.(1)	2,926	211,755
Calix, Inc.(1)	7,712	293,981
Ciena Corp.(1)	30,249	11,579,317
Cisco Systems, Inc.	281,205	31,070,340
Clearfield, Inc.(1)	690	20,017
Digi International, Inc.(1)	6,190	463,879
Extreme Networks, Inc.(1)	38,088	856,599
F5, Inc.(1)	7,331	2,984,670
Harmonic, Inc.(1)	117,040	1,402,139
Lumentum Holdings, Inc.(1)	973	890,062
94

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Motorola Solutions, Inc.	30,088	$14,601,706
NETGEAR, Inc.(1)	15,257	322,838
NetScout Systems, Inc.(1)	19,446	755,088
Ribbon Communications, Inc.(1)	3,356	6,678
Ubiquiti, Inc.	1,788	1,054,956
Viasat, Inc.(1)	129,396	8,704,469
Vistance Networks, Inc.(1)	187,381	1,182,374
		124,212,446
Construction and Engineering — 0.8%
Ameresco, Inc., Class A(1)	23,837	527,274
Arcosa, Inc.	5,155	749,021
Argan, Inc.	13,018	5,532,520
Centuri Holdings, Inc.(1)	64,951	1,325,650
Comfort Systems USA, Inc.	18,354	28,368,309
Dycom Industries, Inc.(1)	17,295	5,036,477
EMCOR Group, Inc.	24,436	17,949,219
Everus Construction Group, Inc.(1)	16,592	1,910,237
Fluor Corp.(1)	70,042	3,817,989
Granite Construction, Inc.	32,339	3,898,790
IES Holdings, Inc.(1)	13,308	4,032,324
MasTec, Inc.(1)	11,820	2,834,200
Matrix Service Co.(1)	10,188	110,132
MYR Group, Inc.(1)	11,066	3,224,854
NWPX Infrastructure, Inc.(1)	8,714	957,843
Orion Group Holdings, Inc.(1)	11,029	103,673
Primoris Services Corp.	38,272	2,759,794
Quanta Services, Inc.	18,954	11,506,784
Solv Energy, Inc., Class A(1)	1,305	33,304
Sterling Infrastructure, Inc.(1)	20,758	9,757,713
Tutor Perini Corp.	40,499	3,584,971
Valmont Industries, Inc.	13,268	6,231,449
WillScot Holdings Corp.	50,964	1,054,955
		115,307,482
Construction Materials — 0.2%
Amrize Ltd.(1)	2,216	96,839
CRH PLC	135,102	12,738,768
Eagle Materials, Inc.	25,980	5,046,875
Knife River Corp.(1)	12,031	754,344
Martin Marietta Materials, Inc.	12,945	6,714,571
Titan America SA(1)	9,257	138,114
U.S. Lime & Minerals, Inc.	4,920	581,200
Vulcan Materials Co.	28,861	7,780,348
		33,851,059
Consumer Finance — 1.0%
Ally Financial, Inc.	198,690	8,386,705
American Express Co.	153,032	50,526,575
Atlanticus Holdings Corp.(1)	6,652	601,806
Bread Financial Holdings, Inc.	38,702	4,043,198
Capital One Financial Corp.	168,643	36,175,610
Consumer Portfolio Services, Inc.(1)	2,357	21,755
Credit Acceptance Corp.(1)	3,719	2,230,433
Dave, Inc.(1)	10,034	3,607,424
Encore Capital Group, Inc.(1)	22,977	2,228,999
95

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
EZCORP, Inc., Class A(1)	16,222	$524,295
Green Dot Corp., Class A(1)	55,715	740,452
Happen, Inc.(1)	71,218	1,252,012
Jefferson Capital, Inc.	10,907	226,975
Medallion Financial Corp.	3,474	41,063
Navient Corp.	33,181	315,551
Nelnet, Inc., Class A	8,719	1,092,229
NerdWallet, Inc., Class A(1)	10,002	98,820
OneMain Holdings, Inc.	96,516	6,028,389
Oportun Financial Corp.(1)	30,031	220,728
OppFi, Inc.(1)	25,503	176,736
PRA Group, Inc.(1)	34,539	650,024
Regional Management Corp.	5,765	184,999
SLM Corp.	172,956	4,491,667
SoFi Technologies, Inc.(1)(2)	189,896	3,395,341
Synchrony Financial	242,338	18,679,413
World Acceptance Corp.(1)	1,957	359,716
		146,300,915
Consumer Staples Distribution & Retail — 2.3%
Albertsons Cos., Inc., Class A	103,845	1,282,486
Andersons, Inc.	25,162	1,632,259
BJ's Wholesale Club Holdings, Inc.(1)	96,959	8,789,333
Casey's General Stores, Inc.	17,114	12,873,322
Chefs' Warehouse, Inc.(1)	5,797	651,989
Costco Wholesale Corp.	107,742	101,696,596
Dollar General Corp.	138,874	17,602,279
Dollar Tree, Inc.(1)	130,105	16,469,992
Grocery Outlet Holding Corp.(1)	73,259	875,445
Ingles Markets, Inc., Class A	10,941	894,974
Kroger Co.	363,820	20,934,203
Maplebear, Inc.(1)	65,630	3,315,628
Natural Grocers by Vitamin Cottage, Inc.	12,645	346,094
Performance Food Group Co.(1)	32,700	3,242,859
PriceSmart, Inc.	16,971	2,885,240
Sprouts Farmers Market, Inc.(1)	77,860	6,387,634
Sysco Corp.	98,519	7,987,921
Target Corp.	283,786	45,655,492
U.S. Foods Holding Corp.(1)	3,860	404,682
United Natural Foods, Inc.(1)	62,605	2,745,855
Village Super Market, Inc., Class A	6,841	296,078
Walmart, Inc.	762,324	79,944,918
Weis Markets, Inc.	12,222	868,373
		337,783,652
Containers and Packaging — 0.4%
AptarGroup, Inc.	26,114	3,437,125
Avery Dennison Corp.	10,554	1,837,557
Ball Corp.	29,059	1,829,845
Crown Holdings, Inc.	11,886	1,383,412
Graphic Packaging Holding Co.	251,823	2,820,418
Greif, Inc., Class A	18,678	1,545,604
Greif, Inc., Class B	1,282	135,430
International Paper Co.	217,610	8,253,947
Myers Industries, Inc.	29,527	947,521
96

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
O-I Glass, Inc.(1)	26,311	$191,281
Packaging Corp. of America	56,702	13,264,866
Smurfit Westrock PLC	240,469	11,277,996
Sonoco Products Co.	76,666	4,228,130
TriMas Corp.	31,747	1,231,149
		52,384,281
Distributors — 0.0%
Genuine Parts Co.	16,667	2,261,212
GigaCloud Technology, Inc., Class A(1)	28,784	1,396,887
Gold.com, Inc.	19,223	864,458
LKQ Corp.	33,627	844,038
Pool Corp.	5,803	1,082,376
Weyco Group, Inc.	1,110	49,695
		6,498,666
Diversified Consumer Services — 0.1%
ADT, Inc.	39,579	292,489
American Public Education, Inc.(1)	12,793	584,000
Coursera, Inc.(1)	90,259	588,489
Covista, Inc.(1)	15,372	2,034,177
Frontdoor, Inc.(1)	20,027	1,619,583
Graham Holdings Co., Class B	990	1,117,601
Grand Canyon Education, Inc.(1)	24,355	3,607,706
H&R Block, Inc.	1,050	54,232
Laureate Education, Inc., Class A(1)	96,167	3,609,148
Lincoln Educational Services Corp.(1)	28,167	708,682
Matthews International Corp., Class A	8	166
OneSpaWorld Holdings Ltd.	26,565	659,609
Perdoceo Education Corp.	45,392	1,508,830
Phoenix Education Partners, Inc.	2,278	66,313
Service Corp. International	18,295	1,493,604
Strategic Education, Inc.	3,382	280,165
Stride, Inc.(1)	19,817	1,717,936
Universal Technical Institute, Inc.(1)	38,910	822,168
		20,764,898
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc.(1)(2)	26	1,537
AT&T, Inc.	1,601,272	41,456,932
ATN International, Inc.	4,630	139,687
Comcast Corp., Class A	1,223,392	32,566,695
Globalstar, Inc.(1)	47,230	3,851,606
IDT Corp., Class B	16,090	1,097,660
Iridium Communications, Inc.	92,695	4,354,811
Liberty Capital Corp., Class A(1)	1,789	47,766
Liberty Capital Corp., Class C(1)	24,832	646,377
Liberty Global Ltd., Class A(1)	51,181	550,196
Liberty Global Ltd., Class C(1)	35,475	372,133
Liberty Latin America Ltd., Class C(1)	1,861	15,911
Shenandoah Telecommunications Co.	17,362	214,768
Space Exploration Technologies Corp., Class A(1)(2)	43,015	6,180,825
Verizon Communications, Inc.	1,442,431	72,150,399
		163,647,303
Electric Utilities — 1.3%
Alliant Energy Corp.	114,973	7,815,865
97

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
American Electric Power Co., Inc.	145,945	$17,868,046
Constellation Energy Corp.	40,868	11,229,300
Duke Energy Corp.	141,701	16,991,367
Edison International	158,955	8,580,391
Entergy Corp.	156,080	16,592,865
Evergy, Inc.	69,763	5,652,198
Eversource Energy	131,225	9,204,121
Exelon Corp.	358,177	15,659,498
FirstEnergy Corp.	124,422	5,705,993
Hawaiian Electric Industries, Inc.(1)	101,022	1,133,467
IDACORP, Inc.	14,920	2,031,507
MGE Energy, Inc.	2,480	192,671
NextEra Energy, Inc.	123,034	10,130,620
NRG Energy, Inc.	40,941	4,508,423
OGE Energy Corp.	95,032	4,336,310
Otter Tail Corp.	18,913	1,711,059
PG&E Corp.	682,292	9,054,015
Pinnacle West Capital Corp.	56,608	5,527,205
Portland General Electric Co.	58,323	2,849,662
PPL Corp.	233,881	7,982,359
Southern Co.	164,544	14,479,872
Xcel Energy, Inc.	176,107	13,329,539
		192,566,353
Electrical Equipment — 1.0%
Acuity, Inc.	11,918	3,954,273
Allient, Inc.	2,938	276,201
AMETEK, Inc.	25,596	6,019,411
Atkore, Inc.	32,253	3,021,783
Bloom Energy Corp., Class A(1)	19,409	4,004,077
Eaton Corp. PLC	37,434	15,043,976
Emerson Electric Co.	44,547	6,790,745
EnerSys	23,799	4,375,684
FuelCell Energy, Inc.(1)	17,621	303,610
GE Vernova, Inc.	57,637	51,788,574
Generac Holdings, Inc.(1)	11,811	2,189,523
Hyliion Holdings Corp.(1)	5,393	18,714
Nextpower, Inc., Class A(1)	103,530	8,492,566
nVent Electric PLC	19,705	2,970,529
Powell Industries, Inc.	20,686	3,717,895
Preformed Line Products Co.	1,241	497,455
Rockwell Automation, Inc.	15,118	6,416,533
Shoals Technologies Group, Inc., Class A(1)	67,877	469,709
Sunrun, Inc.(1)	66,623	570,959
Vertiv Holdings Co., Class A	99,445	25,728,410
		146,650,627
Electronic Equipment, Instruments and Components — 1.2%
908 Devices, Inc.(1)	7,333	78,243
ADI Global Distribution, Inc.(1)	2,034	44,484
Advanced Energy Industries, Inc.	6,145	1,701,305
Amphenol Corp., Class A	140,197	22,228,234
Arrow Electronics, Inc.(1)	30,195	6,172,764
Avnet, Inc.	42,770	3,830,481
Badger Meter, Inc.	7,554	1,023,340
98

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Bel Fuse, Inc., Class B	213	$53,096
Belden, Inc.	6,607	756,237
Benchmark Electronics, Inc.	31,171	2,190,698
CDW Corp.	11,464	1,737,713
Climb Global Solutions, Inc.	9,772	278,795
Cognex Corp.	27,151	1,655,125
Coherent Corp.(1)	18,184	5,052,061
Corning, Inc.	125,530	18,670,077
CTS Corp.	10,631	600,333
Daktronics, Inc.(1)	30,500	595,665
ePlus, Inc.	16,284	1,432,503
Fabrinet(1)	7,640	3,154,785
Flex Ltd.(1)	256,063	27,974,883
Ingram Micro Holding Corp.	37,290	1,050,459
Insight Enterprises, Inc.(1)	1,459	229,092
IPG Photonics Corp.(1)	6,890	524,191
Jabil, Inc.	54,494	16,634,838
Keysight Technologies, Inc.(1)	26,612	8,587,692
Kimball Electronics, Inc.(1)	21,921	517,774
Knowles Corp.(1)	30,242	1,033,672
Littelfuse, Inc.	11,939	4,921,017
Methode Electronics, Inc.	9,256	168,737
Napco Security Technologies, Inc.	20,791	753,466
PC Connection, Inc.	5,965	476,425
Plexus Corp.(1)	16,213	3,882,527
Richardson Electronics Ltd.	2,837	49,137
Rogers Corp.(1)	5,034	632,119
Sanmina Corp.(1)	29,101	5,724,749
ScanSource, Inc.(1)	13,738	784,302
TD SYNNEX Corp.	26,133	6,607,729
TE Connectivity PLC	76,997	15,803,634
Teledyne Technologies, Inc.(1)	2,328	1,426,948
TTM Technologies, Inc.(1)	35,505	4,222,255
Unusual Machines, Inc.(1)(2)	4,931	116,717
Vishay Intertechnology, Inc.	63,402	1,929,323
Vishay Precision Group, Inc.(1)	3,869	239,143
Vontier Corp.	1	32
		175,546,800
Energy Equipment and Services — 1.1%
Archrock, Inc.	167,924	5,292,964
Atlas Energy Solutions, Inc.(1)(2)	28,102	368,136
Baker Hughes Co.	374,622	23,807,228
Bristow Group, Inc.	21,238	963,993
Core Laboratories, Inc.	19,679	244,610
DMC Global, Inc.(1)	3,568	25,226
Energy Services of America Corp.	2,207	25,712
Expro Ltd.(1)	65,678	1,190,085
Forum Energy Technologies, Inc.(1)	5,942	487,066
Geospace Technologies Corp.(1)	1,159	6,108
Halliburton Co.	531,074	19,570,077
Helix Energy Solutions Group, Inc.(1)	74,435	766,681
Helmerich & Payne, Inc.	82,998	3,617,053
Innovex International, Inc.(1)	35,483	1,088,264
99

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Kodiak Gas Services, Inc.	94,151	$5,533,254
Liberty Energy, Inc., Class A	161,316	3,179,538
Nabors Industries Ltd.(1)	17,258	1,616,039
National Energy Services Reunited Corp.(1)	68,073	2,390,043
Natural Gas Services Group, Inc.	4,877	171,670
Noble Corp. PLC	90,724	4,157,881
NOV, Inc.	237,403	5,054,310
Oceaneering International, Inc.(1)	98,910	5,119,582
Oil States International, Inc.(1)	44,768	394,854
Patterson-UTI Energy, Inc.	398,402	5,035,801
ProFrac Holding Corp., Class A(1)	3,704	18,890
ProPetro Holding Corp.(1)	94,861	1,077,621
Ranger Energy Services, Inc.	7,385	123,330
RPC, Inc.	66,976	437,353
SEACOR Marine Holdings, Inc.(1)	840	8,022
Seadrill Ltd.(1)	24,782	1,207,379
Select Water Solutions, Inc., Class A	82,337	1,605,572
SLB Ltd.	371,245	22,311,825
Solaris Energy Infrastructure, Inc., Class A	32,785	1,664,494
TechnipFMC PLC	316,775	24,755,966
TETRA Technologies, Inc.(1)	118,827	819,906
Tidewater, Inc.(1)	44,509	4,144,678
Transocean Ltd.(1)	443,020	2,573,946
Valaris Ltd.(1)	31,627	2,731,624
Weatherford International PLC	68,438	6,691,183
		160,277,964
Entertainment — 0.8%
Cinemark Holdings, Inc.	20,485	729,471
Cineverse Corp.(1)	2,157	5,134
IMAX Corp.(1)	38,868	1,990,042
Live Nation Entertainment, Inc.(1)	24,984	4,494,372
Madison Square Garden Entertainment Corp.(1)	12,444	966,774
Marcus Corp.	14,717	418,404
Netflix, Inc.(1)	733,813	59,475,544
ROBLOX Corp., Class A(1)	17,385	717,827
Roku, Inc.(1)	17,586	2,759,771
Sphere Entertainment Co.(1)	11,538	1,572,629
Take-Two Interactive Software, Inc.(1)	27,052	5,943,324
Walt Disney Co.	236,699	25,456,977
Warner Bros Discovery, Inc.(1)	441,643	12,600,075
		117,130,344
Financial Services — 2.7%
Acacia Research Corp.(1)	1,942	8,622
Affirm Holdings, Inc.(1)	32,369	2,409,872
Alerus Financial Corp.	5,583	183,681
Apollo Global Management, Inc.	92,723	12,664,107
Berkshire Hathaway, Inc., Class B(1)	190,176	95,854,409
Block, Inc.(1)	81,389	6,675,526
Cannae Holdings, Inc.	17,575	274,170
Cass Information Systems, Inc.	5,386	302,208
Chime Financial, Inc., Class A(1)	8,480	280,773
Corebridge Financial, Inc.	161,104	5,242,324
Corpay, Inc.(1)	8,259	3,339,114
100

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Dlocal Ltd.	14,856	$220,314
Enact Holdings, Inc.	12,258	590,836
Essent Group Ltd.	47,620	3,217,207
Euronet Worldwide, Inc.(1)	26,382	1,833,813
Federal Agricultural Mortgage Corp., Class C	6,330	1,391,967
Finance of America Cos., Inc., Class A(1)	2,189	38,855
Flywire Corp.(1)	23,880	451,093
HA Sustainable Infrastructure Capital, Inc.	21,605	854,478
International Money Express, Inc.(1)	8,895	128,711
Jack Henry & Associates, Inc.	26,020	4,369,018
Jackson Financial, Inc., Class A	61,085	8,150,572
Marqeta, Inc., Class A(1)	20,738	340,518
Mastercard, Inc., Class A	137,889	81,259,367
Merchants Bancorp	14,878	783,178
MGIC Investment Corp.	152,790	4,683,013
NCR Atleos Corp.(1)	16,951	778,390
NewtekOne, Inc.	20,991	247,484
NMI Holdings, Inc., Class A(1)	61,756	2,738,879
Onity Group, Inc.(1)	3,988	136,549
Paymentus Holdings, Inc., Class A(1)	6,225	221,610
Payoneer Global, Inc.(1)	196,632	1,398,054
PayPal Holdings, Inc.	349,378	18,399,992
Paysign, Inc.(1)	22,478	280,076
PennyMac Financial Services, Inc.	10,810	790,319
Radian Group, Inc.	89,682	3,215,996
Sezzle, Inc.(1)	12,478	1,504,223
Shift4 Payments, Inc., Class A(1)(2)	1,592	67,310
Toast, Inc., Class A(1)	22,883	780,081
Velocity Financial, Inc.(1)	3,112	55,860
Visa, Inc., Class A	292,164	110,838,257
Voya Financial, Inc.	50,009	5,066,912
Walker & Dunlop, Inc.	363	14,712
Waterstone Financial, Inc.	4,082	85,559
Western Union Co.	62,341	446,362
WEX, Inc.(1)	4,159	792,622
		383,406,993
Food Products — 0.5%
Alico, Inc.	400	15,892
Archer-Daniels-Midland Co.	145,937	11,863,219
B&G Foods, Inc.	46,587	161,657
Bunge Global SA	63,760	7,409,550
Cal-Maine Foods, Inc.	38,022	3,000,696
Darling Ingredients, Inc.(1)	61,246	4,058,772
Del Monte Corp.	17,667	559,690
Dole PLC	28,401	393,354
Flowers Foods, Inc.	96,638	668,735
Freshpet, Inc.(1)	7,127	497,892
Hershey Co.	64,167	11,306,867
Hormel Foods Corp.	45,437	992,798
Ingredion, Inc.	48,956	5,064,988
J&J Snack Foods Corp.	6,183	545,217
J.M. Smucker Co.	1,186	155,556
John B Sanfilippo & Son, Inc.	6,794	500,650
101

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Kraft Heinz Co.	218,109	$5,598,858
Lamb Weston Holdings, Inc.	69,301	3,778,983
Limoneira Co.	1,913	26,323
Marzetti Co.	8,955	1,008,781
Mission Produce, Inc.(1)	32,221	409,851
Mondelez International, Inc., Class A	101,247	6,284,401
Pilgrim's Pride Corp.(1)	24,760	776,969
Seaboard Corp.	91	355,833
Seneca Foods Corp., Class A(1)	4,562	904,599
Simply Good Foods Co.(1)	17,280	197,856
Smithfield Foods, Inc.	27,804	609,186
Tootsie Roll Industries, Inc.	2,964	121,109
Tyson Foods, Inc., Class A	93,234	5,140,923
Vital Farms, Inc.(1)	14,892	159,046
		72,568,251
Gas Utilities — 0.1%
Atmos Energy Corp.	30,804	5,117,469
Chesapeake Utilities Corp.	612	81,726
National Fuel Gas Co.	44,318	3,681,053
New Jersey Resources Corp.	48,167	2,569,228
ONE Gas, Inc.	24,350	1,930,224
Southwest Gas Holdings, Inc.	30,189	2,666,594
Star Group LP	338	4,320
UGI Corp.	41,290	1,587,601
		17,638,215
Ground Transportation — 1.7%
ArcBest Corp.	17,639	2,433,653
Covenant Logistics Group, Inc.	12,786	451,985
CSX Corp.	921,913	46,565,826
Fedex Freight Holding Co., Inc.(1)	551	73,691
Heartland Express, Inc.	17,092	211,257
JB Hunt Transport Services, Inc.	57,871	15,363,014
Knight-Swift Transportation Holdings, Inc.	42,053	2,881,051
Landstar System, Inc.	24,768	4,473,844
Lyft, Inc., Class A(1)	254,980	4,309,162
Marten Transport Ltd.	27,096	390,724
Norfolk Southern Corp.	94,170	32,280,534
Old Dominion Freight Line, Inc.	91,431	18,282,543
PAMT Corp.(1)	6	73
Ryder System, Inc.	34,481	8,429,225
Saia, Inc.(1)	12,544	4,454,751
Schneider National, Inc., Class B	20,978	723,951
Uber Technologies, Inc.(1)	255,716	19,344,915
U-Haul Holding Co.(1)	2,660	179,151
U-Haul Holding Co.	53,701	3,204,339
Union Pacific Corp.	232,439	69,887,434
Universal Logistics Holdings, Inc.	3,850	71,918
Werner Enterprises, Inc.	36,729	1,439,042
XPO, Inc.(1)	19,164	3,717,624
		239,169,707
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	211,755	23,369,282
Acme United Corp.	464	28,917
102

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Align Technology, Inc.(1)	20,845	$3,330,823
AngioDynamics, Inc.(1)	3,255	52,503
Anteris Technologies Global Corp.(1)	8,803	75,794
AtriCure, Inc.(1)	696	33,652
Baxter International, Inc.	74,518	1,937,468
Becton Dickinson & Co.	1,151	216,515
Beta Bionics, Inc.(1)	2,432	48,518
Bioventus, Inc., Class A(1)	41,142	561,588
Boston Scientific Corp.(1)	138,027	6,666,704
CONMED Corp.	2,778	138,483
Cooper Cos., Inc.(1)	33,239	2,329,722
Dentsply Sirona, Inc.	57,341	640,499
Dexcom, Inc.(1)	252,817	23,021,516
Edwards Lifesciences Corp.(1)	95,127	8,632,775
Electromed, Inc.(1)	1,899	53,115
Enovis Corp.(1)	41,694	1,025,255
Envista Holdings Corp.(1)	17,828	483,852
Globus Medical, Inc., Class A(1)	35,619	2,898,318
Haemonetics Corp.(1)	43,020	4,434,071
ICU Medical, Inc.(1)	4,895	846,590
IDEXX Laboratories, Inc.(1)	29,034	16,162,937
Inogen, Inc.(1)	2,676	14,370
Inspire Medical Systems, Inc.(1)	805	50,707
Insulet Corp.(1)	6,111	908,461
Integer Holdings Corp.(1)	6,446	807,362
Integra LifeSciences Holdings Corp.(1)	21,705	367,249
Intuitive Surgical, Inc.(1)	41,280	15,556,781
iRadimed Corp.	1,823	157,471
Kewaunee Scientific Corp.(1)	1,303	49,084
Lantheus Holdings, Inc.(1)	59,986	6,056,187
LeMaitre Vascular, Inc.	3,221	258,582
LivaNova PLC(1)	53,137	4,240,864
Medtronic PLC	137,883	12,499,094
Merit Medical Systems, Inc.(1)	8,131	737,156
Neogen Corp.(1)	56,659	654,978
Omnicell, Inc.(1)	8,916	313,487
OraSure Technologies, Inc.(1)	44,087	158,272
Orthofix Medical, Inc.(1)	5,334	50,086
Penumbra, Inc.(1)	2,607	842,322
QuidelOrtho Corp.(1)(2)	47,331	682,986
ResMed, Inc.	24,572	5,899,737
Solventum Corp.(1)	489	44,528
STERIS PLC	16,377	3,809,945
Strive, Inc., Class A(1)(2)	8,842	214,153
Stryker Corp.	31,209	10,105,474
Tactile Systems Technology, Inc.(1)	11,108	255,262
Teleflex, Inc.	4,765	676,868
TransMedics Group, Inc.(1)	15,319	1,300,124
UFP Technologies, Inc.(1)	1,361	405,510
Utah Medical Products, Inc.	646	45,950
Varex Imaging Corp.(1)	6,986	129,171
Zimmer Biomet Holdings, Inc.	33,552	3,356,542
		167,637,660
103

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Health Care Providers and Services — 1.1%
Acadia Healthcare Co., Inc.(1)	47,125	$1,298,765
agilon health, Inc.(1)	1,316	115,663
Alignment Healthcare, Inc.(1)	145,610	1,951,174
AMN Healthcare Services, Inc.(1)	8,655	296,693
Ardent Health, Inc.(1)	13,266	143,538
Aveanna Healthcare Holdings, Inc.(1)	4,908	65,865
BrightSpring Health Services, Inc.(1)	2,439	142,438
Cardinal Health, Inc.	14,269	3,347,793
Castle Biosciences, Inc.(1)	4,009	132,417
Cencora, Inc.	35,460	11,474,856
Centene Corp.(1)	405,021	26,059,051
Chemed Corp.	3,339	1,731,973
Cigna Group	14,226	3,927,514
Clover Health Investments Corp.(1)	1,852	7,686
Concentra Group Holdings Parent, Inc.	9,248	312,028
CorVel Corp.(1)	26,595	1,831,864
CVS Health Corp.	81,919	7,693,013
Elevance Health, Inc.	53,333	20,935,336
Encompass Health Corp.	65,865	7,917,632
Ensign Group, Inc.	23,914	4,119,426
Fulgent Genetics, Inc.(1)	7,695	149,052
Guardian Pharmacy Services, Inc., Class A(1)	10,349	383,844
HCA Healthcare, Inc.	15,099	6,257,781
HealthEquity, Inc.(1)	484	46,725
Hims & Hers Health, Inc.(1)	28,290	836,818
Hinge Health, Inc., Class A(1)	2,496	231,030
Humana, Inc.	17,281	6,622,598
InfuSystem Holdings, Inc.(1)	10,595	128,729
Joint Corp.(1)	1,133	9,563
Labcorp Holdings, Inc.	9,560	3,180,230
McKesson Corp.	11,973	10,599,936
Molina Healthcare, Inc.(1)	7,468	1,484,414
National HealthCare Corp.	7,197	1,558,366
NeoGenomics, Inc.(1)	9,517	170,449
NRC Health	4,055	84,912
Nutex Health, Inc.(1)(2)	4,807	907,369
PACS Group, Inc.(1)	36,931	1,562,551
Progyny, Inc.(1)	68,348	1,749,025
Sonida Senior Living, Inc.(1)	5,492	205,950
Strata Critical Medical, Inc.(1)	4,847	27,434
Tenet Healthcare Corp.(1)	2,339	621,964
UnitedHealth Group, Inc.	63,790	24,840,464
Universal Health Services, Inc., Class B	35,528	6,051,484
		161,215,413
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	15,516	414,432
HealthStream, Inc.	3,987	115,822
Teladoc Health, Inc.(1)	135,334	858,018
Veeva Systems, Inc., Class A(1)	20,907	5,972,921
		7,361,193

104

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	47,379	$551,492
Airbnb, Inc., Class A(1)	81,108	14,860,608
BJ's Restaurants, Inc.(1)	21,301	1,354,531
Bloomin' Brands, Inc.(1)	93,043	958,343
Booking Holdings, Inc.	78,190	15,566,847
Boyd Gaming Corp.	46,881	3,637,497
Brinker International, Inc.(1)	27,805	6,353,442
Carnival Corp. Ltd.	754,637	18,028,278
Cava Group, Inc.(1)	4,400	289,300
Cheesecake Factory, Inc.	52,409	5,738,261
Chipotle Mexican Grill, Inc.(1)	571,678	21,740,914
Choice Hotels International, Inc.(2)	10,275	1,062,024
Churchill Downs, Inc.	11,300	988,524
Cracker Barrel Old Country Store, Inc.	22,113	1,221,522
Darden Restaurants, Inc.	44,203	9,470,935
Dave & Buster's Entertainment, Inc.(1)	7,691	68,988
DoorDash, Inc., Class A(1)	45,128	10,457,963
DraftKings, Inc., Class A(1)	4,613	112,050
Dutch Bros, Inc., Class A(1)	19,802	967,526
Expedia Group, Inc.	20,341	6,450,538
Full House Resorts, Inc.(1)	7,901	16,039
Genius Sports Ltd.(1)	8,359	62,024
Hilton Worldwide Holdings, Inc.	17,657	5,584,556
Las Vegas Sands Corp.	178,375	7,814,609
Life Time Group Holdings, Inc.(1)	72,069	3,028,339
Marriott International, Inc., Class A	23,377	7,989,324
McDonald's Corp.	60,658	15,985,809
MGM Resorts International(1)	23,002	951,363
Monarch Casino & Resort, Inc.	12,018	1,447,568
Navan, Inc., Class A(1)	1,378	40,045
Norwegian Cruise Line Holdings Ltd.(1)	377,674	6,095,658
ONE Group Hospitality, Inc.(1)	3,390	5,695
Pursuit Attractions & Hospitality, Inc.(1)	18,666	895,968
RCI Hospitality Holdings, Inc.	3,219	93,769
Red Rock Resorts, Inc., Class A	24,763	1,390,690
Royal Caribbean Cruises Ltd.	124,588	33,481,779
Rush Street Interactive, Inc.(1)	28,886	744,103
Shake Shack, Inc., Class A(1)	17,264	1,189,317
Six Flags Entertainment Corp.(1)	15,477	232,929
Starbucks Corp.	112,532	11,956,525
Super Group SGHC Ltd.	163,125	2,208,713
Sweetgreen, Inc., Class A(1)	2,802	19,502
Target Hospitality Corp.(1)	51,299	950,057
Texas Roadhouse, Inc.	50,466	9,871,150
Vail Resorts, Inc.	2,995	410,045
Viking Holdings Ltd.(1)	74,798	6,443,100
Wendy's Co.	29,021	240,874
Wyndham Hotels & Resorts, Inc.	10,985	809,155
Yum! Brands, Inc.	16,269	2,494,200
		242,332,488
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	1,060	19,928
105

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Beazer Homes USA, Inc.(1)	12,246	$406,322
Cavco Industries, Inc.(1)	3,347	1,871,408
Century Communities, Inc.	9,180	620,109
Champion Homes, Inc.(1)	12,152	1,084,809
Cricut, Inc., Class A	28,343	167,224
Dr. Horton, Inc.	88,181	12,747,445
Dream Finders Homes, Inc., Class A(1)	473	6,646
Ethan Allen Interiors, Inc.	12,785	302,365
Flexsteel Industries, Inc.	1,801	143,252
Garmin Ltd.	36,540	10,381,379
Green Brick Partners, Inc.(1)	12,999	938,788
Hamilton Beach Brands Holding Co., Class A	1,169	36,718
Helen of Troy Ltd.(1)	13,673	411,557
Hooker Furnishings Corp.	3,984	52,190
Hovnanian Enterprises, Inc., Class A(1)	3,506	435,200
Installed Building Products, Inc.	12,527	3,041,932
KB Home	33,950	1,809,535
La-Z-Boy, Inc.	31,420	994,129
Legacy Housing Corp.(1)	2,643	74,348
Lennar Corp., B Shares(2)	3,401	279,766
Lennar Corp., Class A	50,751	4,268,667
LGI Homes, Inc.(1)	5,581	312,201
Lifetime Brands, Inc.	645	6,095
Lovesac Co.(1)	8,271	128,986
M/I Homes, Inc.(1)	15,045	2,238,847
Meritage Homes Corp.	27,281	1,894,120
Mohawk Industries, Inc.(1)	31,505	4,040,516
NVR, Inc.(1)	1,600	10,104,368
PulteGroup, Inc.	94,124	11,889,744
SharkNinja, Inc.(1)	17,219	3,314,485
Somnigroup International, Inc.	15,831	1,025,057
Sonos, Inc.(1)	102,749	1,602,884
Toll Brothers, Inc.	45,784	6,567,715
Universal Electronics, Inc.	2,028	9,248
		83,227,983
Household Products — 0.6%
Central Garden & Pet Co.(1)	5,161	221,820
Central Garden & Pet Co., Class A(1)	36,823	1,370,184
Church & Dwight Co., Inc.	47,491	4,738,652
Clorox Co.	117	11,429
Colgate-Palmolive Co.	212,367	19,074,804
Energizer Holdings, Inc.	14,130	307,751
Kimberly-Clark Corp.	94,799	10,233,552
Oil-Dri Corp. of America	8,744	786,785
Procter & Gamble Co.	292,626	42,465,885
Reynolds Consumer Products, Inc.	3,699	85,632
Spectrum Brands Holdings, Inc.	20,387	1,759,602
WD-40 Co.	4,201	899,644
		81,955,740
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	341,858	5,038,987
Clearway Energy, Inc., Class C	23,453	744,633
Hallador Energy Co.(1)	31,514	522,502
106

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Montauk Renewables, Inc.(1)	19,215	$33,050
Ormat Technologies, Inc.	45,234	4,613,868
Talen Energy Corp.(1)	35,286	10,436,187
Vistra Corp.	92,397	12,692,576
XPLR Infrastructure LP(1)	20,822	249,864
		34,331,667
Industrial Conglomerates — 0.2%
3M Co.	92,513	15,896,509
DuPont de Nemours, Inc.	28,904	3,890,189
Honeywell International, Inc.	41,605	8,883,916
		28,670,614
Insurance — 3.7%
Abacus Global Management, Inc.	485	4,656
Aflac, Inc.	169,450	19,630,782
Allstate Corp.	151,964	39,176,319
American Coastal Insurance Corp., Class C	15,391	145,753
American Financial Group, Inc.	45,445	6,478,185
American Integrity Insurance Group, Inc.	8,994	233,844
American International Group, Inc.	304,638	23,262,158
AMERISAFE, Inc.	7,140	185,926
Aon PLC, Class A	20,985	6,747,097
Arch Capital Group Ltd.(1)	186,126	18,253,377
Arthur J Gallagher & Co.	12,850	3,368,628
Assurant, Inc.	33,818	9,531,941
Assured Guaranty Ltd.	15,225	1,137,308
Axis Capital Holdings Ltd.	63,844	6,306,510
Bowhead Specialty Holdings, Inc.(1)	6,901	231,322
Brighthouse Financial, Inc.(1)	56,303	2,985,185
Chubb Ltd.	115,423	39,082,228
Cincinnati Financial Corp.	49,533	8,415,657
CNA Financial Corp.	5,092	247,318
CNO Financial Group, Inc.	84,672	4,639,179
Crawford & Co., Class A	5,688	74,627
Crawford & Co., Class B	161	1,926
Donegal Group, Inc., Class A	3,418	65,352
Employers Holdings, Inc.	10,089	495,269
Erie Indemnity Co., Class A	6,105	1,560,194
Everest Group Ltd.	23,023	8,625,567
Exzeo Group, Inc.(1)	46,106	773,659
F&G Annuities & Life, Inc.	18,637	443,561
Fidelity National Financial, Inc.	120,595	5,601,638
First American Financial Corp.	68,680	5,076,826
Genworth Financial, Inc., Class A(1)	151,861	1,509,498
Globe Life, Inc.	56,887	9,822,678
Greenlight Capital Re Ltd., Class A(1)	9,960	150,994
Hamilton Insurance Group Ltd., Class B	25,939	912,015
Hanover Insurance Group, Inc.	23,900	5,404,029
Hartford Insurance Group, Inc.	178,138	24,472,598
HCI Group, Inc.	11,017	2,046,187
Heritage Insurance Holdings, Inc.(1)	24,116	810,780
Hippo Holdings, Inc.(1)	9,840	323,441
Horace Mann Educators Corp.	29,498	1,501,153
Investors Title Co.	905	266,432
107

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
James River Group Holdings, Inc.	6,403	$25,676
Kemper Corp.	15,011	423,010
Kingstone Cos., Inc.	5,620	110,433
Kinsale Capital Group, Inc.	10,026	3,748,721
Lincoln National Corp.	115,619	4,924,213
Loews Corp.	66,979	7,253,156
Markel Group, Inc.(1)	5,375	9,690,641
Marsh & McLennan Cos., Inc.	45,294	8,596,801
Mercury General Corp.	24,362	2,483,950
MetLife, Inc.	260,577	24,799,113
Octave Specialty Group, Inc.(1)	22,305	97,250
Old Republic International Corp.	108,984	4,547,902
Oscar Health, Inc., Class A(1)	200,877	6,018,275
Palomar Holdings, Inc.	24,829	3,291,581
Pelagos Insurance Capital Ltd.	32,445	791,982
Primerica, Inc.	26,845	7,721,964
Principal Financial Group, Inc.	123,902	13,649,044
Progressive Corp.	253,001	55,174,458
Prudential Financial, Inc.	217,051	25,525,198
Reinsurance Group of America, Inc.	31,126	7,658,241
RenaissanceRe Holdings Ltd.	34,680	11,362,555
RLI Corp.	47,503	3,015,015
Root, Inc., Class A(1)	3,531	195,935
Safety Insurance Group, Inc.	4,562	473,262
Selective Insurance Group, Inc.	41,303	3,770,551
SiriusPoint Ltd.(1)	111,402	2,694,814
Skyward Specialty Insurance Group, Inc.(1)	37,329	2,143,058
Slide Insurance Holdings, Inc.	70,025	1,628,081
Tiptree, Inc.	11,386	210,869
Travelers Cos., Inc.	119,067	43,570,187
Trupanion, Inc.(1)	8,853	258,065
United Fire Group, Inc.	20,169	1,086,504
Universal Insurance Holdings, Inc.	28,629	1,230,474
Unum Group	89,105	8,306,368
W.R. Berkley Corp.	119,480	8,072,069
White Mountains Insurance Group Ltd.	1,036	2,177,682
		536,728,895
Interactive Media and Services — 5.7%
Alphabet, Inc., Class A	856,994	290,820,914
Alphabet, Inc., Class C	697,898	234,081,968
Cargurus, Inc.(1)	71,708	2,557,107
Cars.com, Inc.(1)	37,651	440,517
EverQuote, Inc., Class A(1)	20,431	519,765
Grindr, Inc.(1)	2,292	35,480
Meta Platforms, Inc., Class A	499,612	285,947,932
Nextdoor Holdings, Inc.(1)	9,735	21,904
People, Inc.(1)	21,024	804,799
Pinterest, Inc., Class A(1)	63,335	1,375,003
Reddit, Inc., Class A(1)	3,947	583,406
Taboola.com Ltd.(1)	30,819	114,955
Webtoon Entertainment, Inc.(1)(2)	2,823	29,754
Yelp, Inc.(1)	46,192	1,032,391
Ziff Davis, Inc.(1)	39,120	2,157,468
		820,523,363
108

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
IT Services — 0.6%
Accenture PLC, Class A	84,304	$15,997,527
Akamai Technologies, Inc.(1)	34,111	3,705,137
Amdocs Ltd.	12,720	802,123
Applied Digital Corp.(1)	19,275	489,778
Cloudflare, Inc., Class A(1)	14,590	4,451,555
Cognizant Technology Solutions Corp., Class A	142,547	9,205,685
CoreWeave, Inc., Class A(1)	105,708	8,973,552
DigitalOcean Holdings, Inc.(1)	10,985	1,215,930
DXC Technology Co.(1)	151,111	1,707,554
EPAM Systems, Inc.(1)	12,648	1,490,314
Gartner, Inc.(1)	14,104	2,794,144
Globant SA(1)	4,150	168,947
GoDaddy, Inc., Class A(1)	27,913	2,732,124
International Business Machines Corp.	98,391	23,010,703
Kyndryl Holdings, Inc.(1)	204,382	2,748,938
MongoDB, Inc.(1)	3,557	1,612,637
Okta, Inc.(1)	4,455	770,893
SharonAI Holdings, Inc.(1)(2)	292	16,019
Snowflake, Inc., Class A(1)	7,829	2,594,766
Twilio, Inc., Class A(1)	18,219	4,292,943
VeriSign, Inc.	3,962	1,142,165
Whitefiber, Inc.(1)(2)	1,795	33,961
WidePoint Corp.(1)	3,935	40,058
		89,997,453
Leisure Products — 0.1%
Acushnet Holdings Corp.	16,431	1,419,474
Brunswick Corp.	53,870	4,088,733
Callaway Golf Co.(1)	81,578	1,281,590
Clarus Corp.	2,005	7,459
Funko, Inc., Class A(1)	17,620	118,406
Hasbro, Inc.	25,175	2,368,968
JAKKS Pacific, Inc.	5,528	138,808
Johnson Outdoors, Inc., Class A	538	24,210
Latham Group, Inc.(1)	2,386	16,869
Malibu Boats, Inc., Class A(1)	9,678	260,919
MasterCraft Boat Holdings, Inc.(1)	9,952	231,683
Mattel, Inc.(1)(2)	165,009	2,466,885
Polaris, Inc.	51,921	3,350,981
Smith & Wesson Brands, Inc.	32,228	409,940
Sturm Ruger & Co., Inc.	8,453	320,960
YETI Holdings, Inc.(1)	66,632	2,735,244
		19,241,129
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	14,951	933,690
AbCellera Biologics, Inc.(1)	64,811	744,030
Agilent Technologies, Inc.	30,631	4,703,696
Avantor, Inc.(1)	8,918	129,668
Azenta, Inc.(1)	13,781	449,950
Bio-Rad Laboratories, Inc., Class A(1)	4,596	1,774,608
Bio-Techne Corp.	14,356	1,038,082
Bruker Corp.	7,965	462,050
Charles River Laboratories International, Inc.(1)	1	288
109

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
CryoPort, Inc.(1)	8,976	$143,616
Cytek Biosciences, Inc.(1)	11,447	54,717
Danaher Corp.	59,504	12,707,674
Ginkgo Bioworks Holdings, Inc.(1)	504	3,432
Illumina, Inc.(1)	28,636	6,117,509
IQVIA Holdings, Inc.(1)	11,493	3,001,857
Medpace Holdings, Inc.(1)	6,100	3,623,339
Mettler-Toledo International, Inc.(1)	2,223	3,123,626
OmniAb, Inc.(1)	1,555	385
OmniAb, Inc.(1)	1,555	251
Personalis, Inc.(1)	1,289	21,629
Quanterix Corp.(1)	7,397	19,750
Repligen Corp.(1)	426	77,097
Seer, Inc.(1)	6,973	13,667
Sotera Health Co.(1)	33,798	638,782
Thermo Fisher Scientific, Inc.	25,419	15,686,065
Waters Corp.(1)	13,516	5,604,139
West Pharmaceutical Services, Inc.	18,324	6,250,500
		67,324,097
Machinery — 2.4%
Aebi Schmidt Holding AG(1)	11,079	140,149
AGCO Corp.	40,395	4,779,132
Alamo Group, Inc.	4,856	799,200
Albany International Corp., Class A	25,034	1,387,635
Astec Industries, Inc.	11,328	482,006
Atmus Filtration Technologies, Inc.	56,037	2,646,628
Blue Bird Corp.(1)	9,124	530,561
Caterpillar, Inc.	131,160	104,596,165
Crane Co.	6,653	1,364,331
Cummins, Inc.	49,683	28,041,085
Deere & Co.	94,884	62,140,480
Donaldson Co., Inc.	57,218	5,200,544
Douglas Dynamics, Inc.	13,212	542,617
Dover Corp.	12,958	2,516,832
Enerpac Tool Group Corp.	9,874	368,498
Enpro, Inc.	3,525	1,044,176
ESCO Technologies, Inc.	6,565	1,792,442
Federal Signal Corp.	12,099	1,415,583
Flowserve Corp.	44,473	3,517,370
Franklin Electric Co., Inc.	17,497	1,751,275
Gates Industrial Corp. Ltd.(1)	54,300	1,388,994
Gorman-Rupp Co.	4,032	304,013
Graco, Inc.	61,310	4,747,233
Greenbrier Cos., Inc.	25,781	1,161,950
Helios Technologies, Inc.	9,737	710,996
Hillman Solutions Corp.(1)	37,917	291,961
Hyster-Yale, Inc.	7,752	262,483
IDEX Corp.	1,580	361,251
Illinois Tool Works, Inc.	53,547	14,745,237
Ingersoll Rand, Inc.	15,046	1,159,294
ITT, Inc.	18	3,605
JBT Marel Corp.	5,049	590,077
Kennametal, Inc.	46,474	1,363,547
110

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
L.B. Foster Co., Class A(1)	3,876	$145,389
Lincoln Electric Holdings, Inc.	23,943	6,733,490
Lindsay Corp.	5,928	681,186
Luxfer Holdings PLC	11,913	204,665
Manitowoc Co., Inc.(1)	8,155	158,370
Middleby Corp.(1)	6,872	761,692
Midera Food Processing, Inc.(1)	10,541	494,162
Miller Industries, Inc.	8,228	460,933
Mueller Industries, Inc.	134,583	8,399,325
Mueller Water Products, Inc., Class A	118,087	2,850,620
Omega Flex, Inc.	433	11,535
Oshkosh Corp.	27,067	4,171,295
Otis Worldwide Corp.	22,793	1,621,266
PACCAR, Inc.	142,830	17,729,488
Parker-Hannifin Corp.	17,423	17,064,783
Park-Ohio Holdings Corp.	3,887	175,420
Proto Labs, Inc.(1)	5,886	471,233
RBC Bearings, Inc.(1)	2,598	1,284,088
Snap-on, Inc.	18,989	7,335,641
SPX Technologies, Inc.(1)	6,157	1,211,390
Standex International Corp.	112	32,442
Stanley Black & Decker, Inc.	11,171	1,076,549
Symbotic, Inc.(1)	3,317	131,585
Taylor Devices, Inc.(1)	300	18,006
Tennant Co.	11,242	782,443
Terex Corp.	75,553	4,798,371
Timken Co.	25,371	3,055,937
Titan International, Inc.(1)	33,534	241,109
Toro Co.	68,938	6,742,826
Trinity Industries, Inc.	78,008	2,248,191
Watts Water Technologies, Inc., Class A	7,426	2,716,060
Worthington Enterprises, Inc.	18,670	1,072,405
Xylem, Inc.	19,479	2,144,833
		349,174,078
Marine Transportation — 0.1%
Costamare, Inc.	25,270	386,125
Genco Shipping & Trading Ltd.	20,691	542,725
Kirby Corp.(1)	31,001	4,397,802
Matson, Inc.	27,479	6,177,554
Pangaea Logistics Solutions Ltd.	12,909	104,821
Safe Bulkers, Inc.	10,989	94,835
Star Bulk Carriers Corp.	1	31
		11,703,893
Media — 0.4%
AMC Global Media, Inc., Class A(1)	22,917	288,525
AppLovin Corp., Class A(1)	59,488	18,563,825
Boston Omaha Corp., Class A(1)	3,267	45,052
Cable One, Inc.(1)	3,215	88,027
Charter Communications, Inc., Class A(1)	18,281	2,786,756
DoubleVerify Holdings, Inc.(1)	25,305	339,087
EchoStar Corp., Class A(1)	50,918	4,401,352
Entravision Communications Corp., Class A	73,816	589,790
Fox Corp., Class A	100,287	6,754,330
111

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Fox Corp., Class B	71,356	$4,297,058
Grandstand Ltd.(1)	9,993	18,487
Ibotta, Inc., Class A(1)	4,086	152,040
New York Times Co., Class A	54,122	3,640,787
News Corp., Class A	62,518	1,919,928
News Corp., Class B	19,757	679,838
Omnicom Group, Inc.	8,220	719,497
Paramount Skydance Corp., Class B	439,852	4,798,785
PubMatic, Inc., Class A(1)	18,972	315,504
Scholastic Corp.	9,896	380,006
Sirius XM Holdings, Inc.	2	56
Trade Desk, Inc., Class A(1)	25,677	352,289
USA TODAY Co., Inc.(1)	3,698	23,261
Versant Media Group, Inc.	1,953	80,307
		51,234,587
Metals and Mining — 1.0%
Alcoa Corp.	50,067	2,500,847
Alpha Metallurgical Resources, Inc.(1)	6,949	1,637,879
Cleveland-Cliffs, Inc.(1)	229,022	2,645,204
Coeur Mining, Inc.	219,080	4,552,482
Commercial Metals Co.	67,758	4,571,632
Compass Minerals International, Inc.(1)	44,146	1,097,470
Ferroglobe PLC	67,686	278,189
Freeport-McMoRan, Inc.	524,897	39,755,699
Hecla Mining Co.	190,255	3,780,367
Kaiser Aluminum Corp.	10,392	1,650,042
Materion Corp.	9,648	2,277,700
McEwen, Inc.(1)	20,914	421,626
Metallus, Inc.(1)	22,699	443,084
MP Materials Corp.(1)(2)	10,559	578,105
Newmont Corp.	118,955	14,995,467
Nucor Corp.	95,629	23,872,824
Ramaco Resources, Inc., Class A(1)	16,137	229,791
Ramaco Resources, Inc., Class B(1)	2,246	16,980
Reliance, Inc.	17,941	6,890,241
Royal Gold, Inc.	18,843	4,926,879
Ryerson Holding Corp.	23,471	588,183
Steel Dynamics, Inc.	62,165	14,460,822
SunCoke Energy, Inc.	67,829	700,674
Tredegar Corp.(1)	6,485	49,870
USA Rare Earth, Inc.(1)	4,989	88,904
Warrior Met Coal, Inc.	31,316	3,389,644
Worthington Steel, Inc.	18,591	640,460
		137,041,065
Multi-Utilities — 0.4%
Ameren Corp.	80,747	8,559,990
Avista Corp.	31,215	1,159,949
Black Hills Corp.	1,912	137,052
CMS Energy Corp.	81,957	5,577,993
Consolidated Edison, Inc.	94,480	10,111,250
Dominion Energy, Inc.	144,695	9,551,317
DTE Energy Co.	49,643	6,733,080
NiSource, Inc.	92,272	3,775,770
112

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Northwestern Energy Group, Inc.	18,978	$1,312,519
Public Service Enterprise Group, Inc.	97,683	7,163,094
Sempra	82,760	6,761,492
Unitil Corp.	9,737	521,319
WEC Energy Group, Inc.	18,289	1,941,743
		63,306,568
Oil, Gas and Consumable Fuels — 6.5%
Amplify Energy Corp.(1)	7,989	39,306
Antero Midstream Corp.	246,846	5,534,287
Antero Resources Corp.(1)	178,917	6,884,726
APA Corp.	317,827	13,714,235
Ardmore Shipping Corp.	31,182	542,255
BKV Corp.(1)	27,409	662,201
California Resources Corp.	62,318	3,304,724
Cheniere Energy, Inc.	122,213	35,648,310
Chevron Corp.	429,509	88,538,985
Chord Energy Corp.	49,798	7,325,784
CNX Resources Corp.(1)	134,512	4,893,547
Comstock Resources, Inc.(1)	65,108	939,508
ConocoPhillips	523,969	69,420,653
Core Natural Resources, Inc.	31,905	3,263,881
Crescent Energy Co., Class A	305,394	4,180,844
CVR Energy, Inc.	20,397	853,818
Delek U.S. Holdings, Inc.	21,678	1,611,543
Devon Energy Corp.	734,062	35,609,348
DHT Holdings, Inc.	130,428	2,556,389
Diamondback Energy, Inc.	105,344	21,119,365
Dorian LPG Ltd.	32,818	1,642,213
DT Midstream, Inc.	26,017	3,408,747
EOG Resources, Inc.	310,051	44,944,993
EQT Corp.	324,006	17,554,645
Evolution Petroleum Corp.	18,835	69,690
Expand Energy Corp.	174,878	17,166,024
ExxonMobil Holdings Corp.	1,072,139	172,560,772
FutureFuel Corp.	9,758	51,425
Gevo, Inc.(1)	8,886	14,751
Golar LNG Ltd.	20,824	1,072,228
Gran Tierra Energy, Inc.(1)	22,668	230,080
Granite Ridge Resources, Inc.	36,913	185,672
Green Plains, Inc.(1)	15,801	228,324
Gulfport Energy Corp.(1)	9,235	1,657,221
Hess Midstream LP, Class A	98,429	3,957,830
HF Sinclair Corp.	86,757	8,815,379
HighPeak Energy, Inc.(2)	6,385	52,293
International Seaways, Inc.	43,955	4,335,721
Kimbell Royalty Partners LP	84,414	1,261,989
Kinder Morgan, Inc.	369,206	11,903,201
Kosmos Energy Ltd.(1)	643,765	1,841,168
Magnolia Oil & Gas Corp., Class A	180,269	4,840,223
Marathon Petroleum Corp.	139,165	51,953,078
Matador Resources Co.	110,645	6,418,516
Murphy Oil Corp.	126,138	4,593,946
NACCO Industries, Inc., Class A	767	32,820
113

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Navigator Holdings Ltd.	19,359	$428,027
Nordic American Tankers Ltd.	25,453	173,844
Northern Oil & Gas, Inc.	106,200	2,762,262
Occidental Petroleum Corp.	469,403	28,248,673
ONEOK, Inc.	203,226	19,511,728
Ovintiv, Inc.	164,775	10,817,479
Par Pacific Holdings, Inc.(1)	48,025	3,838,158
PBF Energy, Inc., Class A	51,315	3,745,482
Peabody Energy Corp.	71,717	2,129,278
Permian Resources Corp.	727,961	16,954,212
Phillips 66	115,540	28,489,853
Plains GP Holdings LP, Class A(1)	62,834	1,773,175
PrimeEnergy Resources Corp.(1)	475	100,263
Range Resources Corp.	174,781	7,221,951
REX American Resources Corp.(1)	15,616	641,505
Riley Exploration Permian, Inc.	12,477	486,977
SandRidge Energy, Inc.	16,136	227,840
Scorpio Tankers, Inc.	11,320	892,695
SFL Corp. Ltd.	124,602	1,551,295
SM Energy Co.	232,963	8,661,564
Summit Midstream Corp.(1)	307	10,693
Talos Energy, Inc.(1)	135,632	2,341,008
Targa Resources Corp.	140,289	41,195,865
Teekay Corp. Ltd.	18,100	238,196
Teekay Tankers Ltd., Class A	21,036	1,885,667
Texas Pacific Land Corp.	21,270	7,962,212
VAALCO Energy, Inc.	74,273	441,182
Valero Energy Corp.	69,455	24,928,789
Viper Energy, Inc., Class A	29,587	1,325,202
Vitesse Energy, Inc.	16,108	281,729
Western Midstream Partners LP	5,227	251,419
Williams Cos., Inc.	604,522	45,369,376
World Kinect Corp.	40,534	1,449,091
		933,773,348
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	10,529	221,004
Magnera Corp.(1)	6,065	76,176
Sylvamo Corp.	26,270	943,619
		1,240,799
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	99,250	4,102,003
Allegiant Travel Co.(1)	23,758	1,806,796
Delta Air Lines, Inc.	399,672	31,174,416
JetBlue Airways Corp.(1)	116,979	538,103
Republic Airways Holdings, Inc.(1)(2)	9,723	169,277
SkyWest, Inc.(1)	37,495	3,549,277
Southwest Airlines Co.	181,104	6,977,937
United Airlines Holdings, Inc.(1)	224,528	24,246,779
		72,564,588
Personal Care Products — 0.1%
Edgewell Personal Care Co.	43,383	1,245,960
elf Beauty, Inc.(1)	247	26,935
Estee Lauder Cos., Inc., Class A	123,389	12,622,695
114

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Honest Co., Inc.(1)	91,672	$524,364
Interparfums, Inc.	12,470	1,464,352
Kenvue, Inc.	211,704	3,996,972
Lifevantage Corp.	6,080	38,486
Medifast, Inc.(1)	4,578	55,577
Nature's Sunshine Products, Inc.(1)	9,603	135,882
Nu Skin Enterprises, Inc., Class A	38,038	178,398
USANA Health Sciences, Inc.(1)	5,468	77,974
		20,367,595
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.(1)	3,456	60,376
Amphastar Pharmaceuticals, Inc.(1)	21,625	487,211
ANI Pharmaceuticals, Inc.(1)	17,522	1,283,487
Arvinas, Inc.(1)	4,550	41,860
Atea Pharmaceuticals, Inc.(1)	11,053	59,134
Avalyn Pharma, Inc.(1)	533	18,511
BioAge Labs, Inc.(1)	1,959	18,611
Bristol-Myers Squibb Co.	349,571	23,354,839
Collegium Pharmaceutical, Inc.(1)	31,704	780,235
Corcept Therapeutics, Inc.(1)	1,685	190,995
CorMedix, Inc.(1)	61,381	507,007
Elanco Animal Health, Inc.(1)	91,588	2,190,785
Eli Lilly & Co.	127,748	147,769,944
Eton Pharmaceuticals, Inc.(1)	48	2,901
Fulcrum Therapeutics, Inc.(1)	10,997	42,778
Harmony Biosciences Holdings, Inc.(1)	45,653	1,797,815
Harrow, Inc.(1)(2)	18,264	674,124
Innoviva, Inc.(1)	45,900	953,343
Jazz Pharmaceuticals PLC(1)	44,252	11,093,091
Johnson & Johnson	356,470	94,767,550
LB Pharmaceuticals, Inc.(1)	2,932	138,566
Merck & Co., Inc.	638,533	94,349,636
Nektar Therapeutics(1)	44	3,141
Oramed Pharmaceuticals, Inc.	4,152	20,843
Organon & Co.	41,106	565,619
Pacira BioSciences, Inc.(1)	24,907	645,091
Perrigo Co. PLC	39,186	573,683
Pfizer, Inc.	965,701	27,483,851
Phibro Animal Health Corp., Class A	8,057	304,071
Prestige Consumer Healthcare, Inc.(1)	20,948	1,084,687
Royalty Pharma PLC, Class A	91,210	5,601,206
Septerna, Inc.(1)	4,933	188,194
SIGA Technologies, Inc.	20,999	65,937
Supernus Pharmaceuticals, Inc.(1)	17,505	773,896
Viatris, Inc.	802,141	13,243,348
Xeris Biopharma Holdings, Inc.(1)	12,278	103,626
Zevra Therapeutics, Inc.(1)	1,531	17,974
Zoetis, Inc.	59,028	4,551,059
		435,809,025
Professional Services — 0.5%
Alight, Inc., Class A	212	3,034
Asure Software, Inc.(1)	1,405	12,814
Automatic Data Processing, Inc.	83,344	23,849,719
115

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Barrett Business Services, Inc.	7,630	$262,472
Booz Allen Hamilton Holding Corp.	17,913	1,355,118
Broadridge Financial Solutions, Inc.	10,411	1,898,758
Clarivate PLC(1)	112,722	231,080
Conduent, Inc.(1)	71,358	122,736
CRA International, Inc.	4,116	718,242
ExlService Holdings, Inc.(1)	32,457	1,235,963
Exponent, Inc.	20,858	1,481,127
Franklin Covey Co.(1)	5,473	111,376
FTI Consulting, Inc.(1)	180	27,103
Genpact Ltd.	90,875	3,451,432
IBEX Holdings Ltd.(1)	5,246	201,761
Innodata, Inc.(1)	15,233	859,446
Insperity, Inc.	21,081	1,124,671
Jacobs Solutions, Inc.	241	35,921
KBR, Inc.	11,048	414,300
Kelly Services, Inc., Class A	20,010	344,172
Kforce, Inc.	11,135	641,153
Korn Ferry	29,558	2,528,687
Legalzoom.com, Inc.(1)	48,912	304,722
ManpowerGroup, Inc.	15,997	1,007,011
Mobility Global, Inc.	40,342	818,943
Parsons Corp.(1)	320	15,565
Paychex, Inc.	42,816	5,452,189
Paycom Software, Inc.	31,620	7,560,342
Paylocity Holding Corp.(1)	8,960	1,435,571
Resources Connection, Inc.	11,003	46,103
Robert Half, Inc.	52,457	2,378,400
TaskUS, Inc., Class A(2)	3,651	30,121
TriNet Group, Inc.	11,403	801,517
TrueBlue, Inc.(1)	16,393	171,963
UL Solutions, Inc., Class A	27,026	2,013,977
Upwork, Inc.(1)	92,170	832,295
Verisk Analytics, Inc.	28,793	5,579,507
Verra Mobility Corp.(1)	21,667	95,985
Willdan Group, Inc.(1)	2,152	189,268
		69,644,564
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	64,790	9,447,030
CoStar Group, Inc.(1)	41,289	1,324,138
Five Point Holdings LLC, Class A(1)	1,615	8,204
Forestar Group, Inc.(1)	7,848	221,863
FRP Holdings, Inc.(1)	870	19,262
Howard Hughes Holdings, Inc.(1)	24,291	1,557,782
Jones Lang LaSalle, Inc.(1)	13,251	4,848,143
Marcus & Millichap, Inc.	9,089	287,758
Newmark Group, Inc., Class A	33,497	510,159
Opendoor Technologies, Inc.(1)(2)	165,328	529,050
Real REMAX Group, Inc.(1)	2,645	50,209
RMR Group, Inc., Class A	1,301	25,135
Seaport Entertainment Group, Inc.(1)(2)	2,206	57,996
Seritage Growth Properties, Class A(1)	3,909	8,131
St. Joe Co.	8,521	563,238
116

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Tejon Ranch Co.(1)	2,786	$44,799
Zillow Group, Inc., Class A(1)(2)	2,536	90,763
Zillow Group, Inc., Class C(1)	10,912	381,484
		19,975,144
Semiconductors and Semiconductor Equipment — 13.2%
ACM Research, Inc., Class A(1)	15,358	1,118,370
Advanced Micro Devices, Inc.(1)	186,448	87,764,803
Allegro MicroSystems, Inc.(1)	13,861	502,461
Alpha & Omega Semiconductor Ltd.(1)	7,707	190,055
Amkor Technology, Inc.	106,664	5,045,207
Analog Devices, Inc.	59,207	21,441,223
Applied Materials, Inc.	147,117	67,436,962
Astera Labs, Inc.(1)	3,621	1,075,365
Axcelis Technologies, Inc.(1)	10,623	1,225,151
AXT, Inc.(1)	91	5,515
Broadcom, Inc.	399,583	147,981,568
CEVA, Inc.(1)	1,877	50,773
Cirrus Logic, Inc.(1)	32,794	3,591,271
Credo Technology Group Holding Ltd.(1)	4,400	995,236
Diodes, Inc.(1)	14,706	1,335,305
First Solar, Inc.(1)	37,190	7,508,661
FormFactor, Inc.(1)	359	36,119
GLOBALFOUNDRIES, Inc.	39,287	1,755,736
Intel Corp.(1)	674,710	60,393,292
IonQ, Inc.(1)(2)	13,279	521,997
KLA Corp.	337,864	59,278,239
Kulicke & Soffa Industries, Inc.	13,810	1,105,629
Lam Research Corp.	399,811	120,539,018
Magnachip Semiconductor Corp.(1)	5,631	17,625
Marvell Technology, Inc.	72,586	15,363,553
Micron Technology, Inc.	342,713	328,569,234
Monolithic Power Systems, Inc.	6,114	7,751,146
NVE Corp.	2,001	200,340
NVIDIA Corp.	3,668,082	809,839,144
NXP Semiconductors NV	24,792	5,569,275
ON Semiconductor Corp.(1)	174,877	12,956,637
Onto Innovation, Inc.(1)	10,071	2,691,072
Photronics, Inc.(1)	45,853	1,290,303
Power Integrations, Inc.	238	12,228
Qorvo, Inc.(1)	20,164	1,937,357
QUALCOMM, Inc.	282,090	48,090,703
Rambus, Inc.(1)	18,936	1,641,562
Silicon Laboratories, Inc.(1)	106	23,219
Skyworks Solutions, Inc.	100,852	6,758,092
SolarEdge Technologies, Inc.(1)	68,122	2,193,528
Synaptics, Inc.(1)	9,647	933,058
Teradyne, Inc.	61,986	21,684,562
Texas Instruments, Inc.	181,458	47,344,207
Universal Display Corp.	7,868	654,382
Veeco Instruments, Inc.(1)	9,289	411,503
Wolfspeed, Inc.(1)	32,921	902,035
		1,907,732,721

117

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Software — 6.4%
A10 Networks, Inc.	50,364	$1,278,742
ACI Worldwide, Inc.(1)	4,027	214,559
Adeia, Inc.	90,556	2,284,728
Adobe, Inc.(1)	47,203	13,820,566
Agilysys, Inc.(1)	735	85,561
Alarm.com Holdings, Inc.(1)	11,092	638,456
Appfolio, Inc., Class A(1)	1,313	307,518
Aurora Innovation, Inc.(1)	177,554	999,629
Autodesk, Inc.(1)	23,287	6,020,388
AvePoint, Inc.(1)	2,296	31,960
Bill Holdings, Inc.(1)	7,190	353,964
BitMine Immersion Technologies, Inc.	179	4,532
Blackbaud, Inc.(1)	5,603	269,280
Cadence Design Systems, Inc.(1)	31,279	10,596,700
Circle Internet Group, Inc.(1)	18,228	1,741,685
Cleanspark, Inc.(1)	49,662	577,072
Clear Secure, Inc., Class A	62,172	2,744,894
Commvault Systems, Inc.(1)	12,829	1,764,244
Consensus Cloud Solutions, Inc.(1)	2	76
Crowdstrike Holdings, Inc., Class A(1)	86,644	20,014,764
Daily Journal Corp.(1)	85	52,949
Datadog, Inc., Class A(1)	18,190	4,311,758
Docusign, Inc.(1)	40,853	2,707,328
Dolby Laboratories, Inc., Class A	10,269	632,160
Dynatrace, Inc.(1)	8,736	476,898
Elastic NV(1)	784	76,479
Fair Isaac Corp.(1)	1,656	1,899,780
Five9, Inc.(1)	15,511	536,060
Fortinet, Inc.(1)	232,576	39,754,216
Freshworks, Inc., Class A(1)	13,949	194,170
Gen Digital, Inc.	36,736	1,138,816
Guidewire Software, Inc.(1)	356	72,891
HubSpot, Inc.(1)	389	101,669
InterDigital, Inc.	20,260	6,787,708
Intuit, Inc.	23,217	8,341,868
Klaviyo, Inc., Class A(1)	2,041	42,004
Manhattan Associates, Inc.(1)	20,596	4,596,821
MARA Holdings, Inc.(1)(2)	93,034	1,001,976
Microsoft Corp.	1,244,204	631,172,247
Mitek Systems, Inc.(1)	4,710	86,947
OneSpan, Inc.	32,380	534,918
Oracle Corp.	210,918	31,452,092
Pagaya Technologies Ltd., Class A(1)	59,132	1,285,530
Palantir Technologies, Inc., Class A(1)	160,751	29,960,771
Palo Alto Networks, Inc.(1)	82,922	31,686,984
Pegasystems, Inc.	60,973	2,244,416
Progress Software Corp.(1)	6,193	286,550
Qualys, Inc.(1)	26,061	4,850,995
Red Violet, Inc.(1)	1,608	117,641
Riot Platforms, Inc.(1)	74,799	1,420,807
Salesforce, Inc.	71,403	18,389,129
ServiceNow, Inc.(1)	104,749	15,501,805
118

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
ServiceTitan, Inc., Class A(1)	225	$22,059
Sprinklr, Inc., Class A(1)	12,555	103,077
SPS Commerce, Inc.(1)	602	51,411
Strategy, Inc., Class A(1)	49,226	6,544,104
Synopsys, Inc.(1)	14,625	6,429,004
UiPath, Inc., Class A(1)	48,372	903,105
Workday, Inc., Class A(1)	16,580	3,273,721
Xperi, Inc.(1)	15,018	89,207
Zoom Communications, Inc., Class A(1)	63,618	6,150,588
		929,031,977
Specialty Retail — 2.3%
1-800-Flowers.com, Inc., Class A(1)(2)	18,161	66,288
Abercrombie & Fitch Co., Class A(1)	43,426	6,213,392
Academy Sports & Outdoors, Inc.	41,933	1,801,442
Advance Auto Parts, Inc.	36,163	1,525,355
American Eagle Outfitters, Inc.	140,013	2,328,416
America's Car-Mart, Inc.(1)	1,072	2,466
Arhaus, Inc.	38,999	339,681
Arko Corp.	36,930	168,401
Asbury Automotive Group, Inc.(1)	4,574	966,944
AutoNation, Inc.(1)	29,450	5,926,812
AutoZone, Inc.(1)	1,127	3,371,127
Barnes & Noble Education, Inc.	4,638	56,120
Best Buy Co., Inc.	145,799	11,685,790
Bob's Discount Furniture, Inc.(1)(2)	8,291	139,538
Boot Barn Holdings, Inc.(1)	4,865	732,815
Buckle, Inc.	29,281	1,247,371
Build-A-Bear Workshop, Inc.	10,880	329,338
Burlington Stores, Inc.(1)	45,812	11,900,125
Caleres, Inc.	23,337	284,245
CarMax, Inc.(1)	91,609	5,618,380
Carvana Co.(1)	51,325	3,770,334
Cato Corp., Class A(1)(2)	1,679	4,382
Chewy, Inc., Class A(1)	35,456	843,853
Citi Trends, Inc.(1)	7,080	481,900
Designer Brands, Inc., Class A	36,354	198,856
Dick's Sporting Goods, Inc.	28,141	3,801,849
Five Below, Inc.(1)	40,845	10,082,180
Floor & Decor Holdings, Inc., Class A(1)	47,820	2,403,911
GameStop Corp., Class A(1)	1,176	21,615
Gap, Inc.	205,778	4,590,907
Genesco, Inc.(1)	3,646	122,032
Group 1 Automotive, Inc.	4,741	1,277,889
Haverty Furniture Cos., Inc.	6,902	188,218
Home Depot, Inc.	156,356	51,258,187
Lands' End, Inc.(1)(2)	7,628	90,239
Lithia Motors, Inc.	16,585	6,092,002
Lowe's Cos., Inc.	51,349	10,511,140
MarineMax, Inc.(1)	13,332	695,664
Murphy USA, Inc.	14,636	7,543,248
National Vision Holdings, Inc.(1)	9,853	168,289
O'Reilly Automotive, Inc.(1)	70,467	6,257,470
Penske Automotive Group, Inc.	5,916	1,281,346
119

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Revolve Group, Inc.(1)	3,977	$88,369
RH(1)(2)	1,286	191,807
Ross Stores, Inc.	170,588	38,986,182
Sally Beauty Holdings, Inc.(1)	93,226	1,527,042
Shoe Station Group, Inc.	9,885	135,425
Signet Jewelers Ltd.	37,395	3,076,861
Sonic Automotive, Inc., Class A	10,713	842,577
Stitch Fix, Inc., Class A(1)	5,706	18,088
TJX Cos., Inc.	419,052	56,115,253
Tractor Supply Co.	317,168	11,069,163
Ulta Beauty, Inc.(1)	30,503	16,383,161
Upbound Group, Inc.	46,502	850,987
Urban Outfitters, Inc.(1)	47,560	3,837,616
Valvoline, Inc.(1)	27,636	886,010
Victoria's Secret & Co.(1)	78,478	6,702,806
Warby Parker, Inc., Class A(1)	1,232	30,307
Williams-Sonoma, Inc.	84,149	19,207,009
Zumiez, Inc.(1)	5,824	104,250
		326,442,470
Technology Hardware, Storage and Peripherals — 6.5%
Apple, Inc.	2,454,277	777,637,667
Dell Technologies, Inc., Class C	30,093	13,722,709
Diebold Nixdorf, Inc.(1)	21,587	1,464,462
Eastman Kodak Co.(1)	12,650	113,597
Everpure, Inc., Class A(1)	41,639	3,870,345
Hewlett Packard Enterprise Co.	52,735	2,754,876
Immersion Corp.	13,351	101,201
NetApp, Inc.	39,499	7,318,770
Quantum Computing, Inc.(1)(2)	29,982	246,752
Sandisk Corp.(1)	32,045	50,204,902
Seagate Technology Holdings PLC	49,942	41,370,954
Super Micro Computer, Inc.(1)	107,225	3,997,348
Turtle Beach Corp.(1)	4,874	62,436
Western Digital Corp.	83,248	37,507,386
		940,373,405
Textiles, Apparel and Luxury Goods — 0.5%
Amer Sports, Inc.(1)	22,793	696,326
Birkenstock Holding PLC(1)(2)	9,470	330,598
Carter's, Inc.	23,741	768,971
Columbia Sportswear Co.	15,208	872,939
Crocs, Inc.(1)	47,830	5,757,775
Deckers Outdoor Corp.(1)	109,627	9,546,319
Ermenegildo Zegna NV	62,199	844,663
Figs, Inc., Class A(1)	31,252	479,406
Fossil Group, Inc.(1)	26,630	132,351
G-III Apparel Group Ltd.	28,428	926,469
Gildan Activewear, Inc.	8,331	434,295
Kontoor Brands, Inc.	12,816	966,455
Levi Strauss & Co., Class A	69,485	1,442,509
Lululemon Athletica, Inc.(1)	70,895	8,525,833
Movado Group, Inc.	6,084	205,213
NIKE, Inc., Class B	207,454	8,103,153
Oxford Industries, Inc.	10,091	386,384
120

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
PVH Corp.	30,995	$2,298,589
Ralph Lauren Corp.	25,977	9,011,421
Rocky Brands, Inc.	2,868	129,662
Steven Madden Ltd.	6,841	295,394
Superior Group of Cos., Inc.	5,302	63,359
Tapestry, Inc.	101,629	12,540,002
Under Armour, Inc., Class A(1)	91,646	461,896
Under Armour, Inc., Class C(1)	68,251	336,478
Unifi, Inc.(1)	1,684	12,445
Vera Bradley, Inc.(1)	1,061	3,607
VF Corp.	353,978	4,757,464
Wolverine World Wide, Inc.	10,644	210,006
		70,539,982
Trading Companies and Distributors — 0.8%
Applied Industrial Technologies, Inc.	13,496	4,372,434
BlueLinx Holdings, Inc.(1)	4,852	386,365
Boise Cascade Co.	20,418	1,592,808
DNOW, Inc.(1)	94,162	1,509,417
EquipmentShare.com, Inc., Class A(1)	3,258	57,373
Fastenal Co.	410,521	20,242,791
Ferguson Enterprises, Inc.	28,599	6,420,762
GATX Corp.	28,475	4,981,132
Global Industrial Co.	14,303	559,247
Herc Holdings, Inc.	21,412	3,261,904
Hudson Technologies, Inc.(1)	19,460	103,916
Karat Packaging, Inc.	4,535	216,047
McGrath RentCorp	12,743	1,432,823
MSC Industrial Direct Co., Inc., Class A	25,484	3,029,538
NPK International, Inc.(1)	52,287	694,371
QXO, Inc.(1)	78,169	1,038,084
Rush Enterprises, Inc., Class A	50,177	3,855,099
Rush Enterprises, Inc., Class B	2,484	193,106
SiteOne Landscape Supply, Inc.(1)	9,934	978,797
Titan Machinery, Inc.(1)	11,580	238,201
United Rentals, Inc.	22,049	22,886,862
Watsco, Inc.(2)	7,654	2,371,362
WESCO International, Inc.	23,208	7,900,003
Willis Lease Finance Corp.	1,008	54,563
WW Grainger, Inc.	23,495	30,766,468
		119,143,473
Water Utilities — 0.0%
American States Water Co.	9,668	863,256
American Water Works Co., Inc.	11,674	1,613,697
Artesian Resources Corp., Class A	3,841	136,624
California Water Service Group	26,618	1,330,102
Essential Utilities, Inc.	8,551	352,045
Global Water Resources, Inc.	7	64
Middlesex Water Co.	1,389	80,562
		4,376,350

Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	9,207	337,529
Gogo, Inc.(1)	43,361	109,270
121

Schedule of Investments - Avantis U.S. Equity ETF

	Shares	Value
Telephone & Data Systems, Inc.	67,711	$2,280,506
T-Mobile U.S., Inc.	149,738	27,018,725
		29,746,030
TOTAL COMMON STOCKS (Cost $10,076,975,172)		14,439,373,357
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)(2)	1,135	11
Chinook Therapeutics, Inc.(1)	8,349	83
Fusion Pharmaceuticals, Inc.(1)(2)	8,399	4,619
Icosavax, Inc.(1)	1,560	484
Metsera, Inc.(1)	343	1,681
Mirati Therapeutics, Inc.(1)	5,654	3,958
Regulus Therapeutics, Inc.(1)	3,312	3,842
Sage Therapeutics, Inc.(1)	13,343	2,402
Verve Therapeutics, Inc.(1)	5,770	3,635
		20,715
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	3,336	3,403
Hologic, Inc.(1)	30,570	306
		3,709
Pharmaceuticals — 0.0%
Albireo Pharma, Inc.(1)	1,606	3,453
Concert Pharmaceuticals, Inc.(1)	2,660	984
		4,437
Software — 0.0%
Gen Digital, Inc.(1)	3,721	19,349
TOTAL RIGHTS (Cost $40,876)		48,210
PREFERRED SECURITIES — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., 9.00% (Cost $4,309)	186	3,932
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	117	271
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	11,588,817	11,588,817
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,806,226	7,806,226
TOTAL SHORT-TERM INVESTMENTS (Cost $19,395,043)		19,395,043
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $10,096,415,400)		14,458,820,813
OTHER ASSETS AND LIABILITIES — 0.0%		5,097,561
TOTAL NET ASSETS — 100.0%		$14,463,918,374

122

Schedule of Investments - Avantis U.S. Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,156,751. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,662,383, which includes securities collateral of $4,856,157.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
123

Schedule of Investments - Avantis U.S. Large Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.7%
AeroVironment, Inc.(1)	663	$98,356
ATI, Inc.(1)	9,788	1,998,710
Axon Enterprise, Inc.(1)	598	338,803
Boeing Co.(1)	10,774	2,238,622
BWX Technologies, Inc.	4,259	648,603
Carpenter Technology Corp.	1,926	917,585
Curtiss-Wright Corp.	707	411,849
FTAI Aviation Ltd.	2,924	555,852
General Dynamics Corp.	3,833	1,423,385
General Electric Co.	14,475	4,859,402
HEICO Corp.	267	88,417
HEICO Corp., Class A	559	136,491
Hexcel Corp.	2,251	208,600
Honeywell Aerospace, Inc.(1)	4,250	671,968
Howmet Aerospace, Inc.	5,670	1,388,866
Huntington Ingalls Industries, Inc.	1,508	439,130
Kratos Defense & Security Solutions, Inc.(1)	2,930	149,371
L3Harris Technologies, Inc.	1,271	338,404
Leonardo DRS, Inc.	1,687	64,106
Lockheed Martin Corp.	4,191	2,352,115
Moog, Inc., Class A	1,392	517,128
Northrop Grumman Corp.	1,213	654,656
Rocket Lab Corp.(1)	5,209	332,959
RTX Corp.	15,068	3,130,076
StandardAero, Inc.(1)	3,890	95,266
Textron, Inc.	6,277	505,675
TransDigm Group, Inc.	588	688,983
Woodward, Inc.	1,459	495,797
		25,749,175
Air Freight and Logistics — 0.6%
CH Robinson Worldwide, Inc.	2,843	425,483
Expeditors International of Washington, Inc.	9,203	1,745,349
FedEx Corp.	9,432	3,088,037
United Parcel Service, Inc., Class B	39,915	4,160,341
		9,419,210
Automobile Components — 0.2%
Aptiv PLC(1)	11,609	519,619
Autoliv, Inc.	5,708	691,866
BorgWarner, Inc.	18,881	1,211,405
Lear Corp.	132	16,499
Mobileye Global, Inc., Class A(1)	942	8,035
		2,447,424
Automobiles — 1.1%
Ford Motor Co.	108,755	1,516,045
General Motors Co.	52,289	4,513,587
Rivian Automotive, Inc., Class A(1)	20,685	332,201
Tesla, Inc.(1)	26,274	9,667,518
		16,029,351
Banks — 4.4%
Banco Santander SA, ADR	11,250	163,800
124

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Bank of America Corp.	117,002	$7,247,104
BOK Financial Corp.	957	130,229
Central BanCo, Inc., Class A	10,860	348,660
Citigroup, Inc.	39,936	5,256,376
Citizens Financial Group, Inc.	13,997	963,973
Columbia Banking System, Inc.	15,833	469,290
Commerce Bancshares, Inc.	8,517	491,516
Cullen/Frost Bankers, Inc.	3,606	580,097
East West Bancorp, Inc.	9,296	1,179,291
Fifth Third Bancorp	30,507	1,640,361
First Citizens BancShares, Inc., Class A	458	991,295
First Horizon Corp.	24,676	600,120
Huntington Bancshares, Inc.	75,665	1,262,471
JPMorgan Chase & Co.	56,282	20,037,518
KeyCorp	46,777	1,010,851
M&T Bank Corp.	5,668	1,325,972
Old National Bancorp	18,377	470,084
Pinnacle Financial Partners, Inc.	5,905	590,323
PNC Financial Services Group, Inc.	11,368	2,724,114
Popular, Inc.	3,985	670,237
Prosperity Bancshares, Inc.	3,895	278,726
Regions Financial Corp.	35,642	1,064,983
Southstate Bank Corp.	5,956	624,725
Truist Financial Corp.	39,102	1,938,677
U.S. Bancorp	50,940	3,136,885
UMB Financial Corp.	4,625	655,039
Valley National Bancorp	25,853	352,635
Wells Fargo & Co.	73,242	6,327,376
Western Alliance Bancorp	5,853	457,295
Wintrust Financial Corp.	4,054	609,560
Zions Bancorp NA	10,194	679,838
		64,279,421
Beverages — 0.9%
Brown-Forman Corp., Class A	1,822	49,631
Brown-Forman Corp., Class B	16,962	450,680
Celsius Holdings, Inc.(1)	7,632	240,026
Coca-Cola Co.	53,387	4,733,825
Coca-Cola Consolidated, Inc.	5,011	980,001
Constellation Brands, Inc., Class A	7,829	1,022,624
Keurig Dr. Pepper, Inc.	21,468	683,971
Molson Coors Beverage Co., Class B	10,519	418,236
Monster Beverage Corp.(1)	27,565	1,265,785
PepsiCo, Inc.	22,809	3,201,015
Primo Brands Corp., Class A	5,505	125,624
		13,171,418
Biotechnology — 2.1%
AbbVie, Inc.	16,534	4,239,648
Alkermes PLC(1)	5,305	249,282
Alnylam Pharmaceuticals, Inc.(1)	784	188,701
Amgen, Inc.	8,667	3,725,770
Apogee Therapeutics, Inc.(1)	106	14,318
Biogen, Inc.(1)	5,812	1,259,170
BioMarin Pharmaceutical, Inc.(1)	6,947	453,153
125

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Bridgebio Pharma, Inc.(1)	2,388	$182,897
Cytokinetics, Inc.(1)	1,907	135,225
Exelixis, Inc.(1)	22,357	1,221,587
Gilead Sciences, Inc.	41,733	6,107,207
Halozyme Therapeutics, Inc.(1)	5,102	543,312
ImmunityBio, Inc.(1)(2)	3,520	27,984
Immunovant, Inc.(1)	2,240	91,437
Incyte Corp.(1)	5,929	730,571
Insmed, Inc.(1)	1,402	170,792
Krystal Biotech, Inc.(1)	763	274,192
Kymera Therapeutics, Inc.(1)	1,772	210,531
Moderna, Inc.(1)	10,124	1,420,802
Natera, Inc.(1)	1,276	410,821
Neurocrine Biosciences, Inc.(1)	4,607	709,616
Oruka Therapeutics, Inc.(1)	145	13,430
Praxis Precision Medicines, Inc.(1)	709	248,363
Protagonist Therapeutics, Inc.(1)	978	144,500
Regeneron Pharmaceuticals, Inc.	2,646	2,114,366
Revolution Medicines, Inc.(1)	3,435	706,133
Roivant Sciences Ltd.(1)	13,391	463,864
Spyre Therapeutics, Inc.(1)	319	28,496
TG Therapeutics, Inc.(1)	1,728	93,830
Twist Bioscience Corp.(1)	1,538	213,782
United Therapeutics Corp.(1)	2,207	1,126,409
Vaxcyte, Inc.(1)	4,364	265,069
Vertex Pharmaceuticals, Inc.(1)	4,910	2,673,593
		30,458,851
Broadline Retail — 4.0%
Amazon.com, Inc.(1)	215,671	56,024,855
Coupang, Inc.(1)	33,569	539,118
Dillard's, Inc., Class A	274	171,516
eBay, Inc.	12,405	1,284,662
Etsy, Inc.(1)	690	56,118
MercadoLibre, Inc.(1)	649	1,256,594
		59,332,863
Building Products — 0.5%
A.O. Smith Corp.	7,660	452,936
AAON, Inc.	707	53,711
Advanced Drainage Systems, Inc.	5,103	692,630
Allegion PLC	947	147,022
Armstrong World Industries, Inc.	808	139,445
Carlisle Cos., Inc.	1,227	425,254
Carrier Global Corp.	5,458	317,765
Johnson Controls International PLC	4,366	603,556
Lennox International, Inc.	1,651	631,738
Masco Corp.	2,803	202,264
Modine Manufacturing Co.(1)	1,225	218,577
Owens Corning	6,688	923,947
Simpson Manufacturing Co., Inc.	2,428	443,377
Trane Technologies PLC	3,674	1,632,725
Zurn Elkay Water Solutions Corp.	4,240	202,672
		7,087,619
126

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Capital Markets — 3.8%
Affiliated Managers Group, Inc.	23	$8,468
Ameriprise Financial, Inc.	5,465	3,022,746
Ares Management Corp., Class A	984	140,879
Bank of New York Mellon Corp.	21,079	3,399,621
Blackrock, Inc.	1,789	2,067,386
Blackstone, Inc.	7,270	1,041,355
Carlyle Group, Inc.	10,573	511,627
Cboe Global Markets, Inc.	2,414	724,683
Charles Schwab Corp.	45,446	4,990,880
CME Group, Inc.	6,212	1,773,526
Coinbase Global, Inc., Class A(1)	2,949	554,766
Evercore, Inc., Class A	2,907	832,652
FactSet Research Systems, Inc.	2,817	883,270
Franklin Templeton, Inc.	11,099	379,031
Freedom Holding Corp.(1)(2)	367	64,229
Galaxy Digital, Inc., Class A(1)	18,218	448,163
Goldman Sachs Group, Inc.	7,856	8,059,470
Houlihan Lokey, Inc.	1,268	169,012
Interactive Brokers Group, Inc., Class A	5,980	581,794
Intercontinental Exchange, Inc.	3,886	624,480
Invesco Ltd.	9,444	309,574
Jefferies Financial Group, Inc.	8,964	471,865
KKR & Co., Inc.	8,011	878,967
LPL Financial Holdings, Inc.	4,911	1,817,733
Moody's Corp.	2,609	1,316,606
Morgan Stanley	34,630	7,387,272
Morningstar, Inc.	49	10,728
MSCI, Inc.	769	438,822
Nasdaq, Inc.	3,470	342,177
Northern Trust Corp.	11,818	2,192,948
PJT Partners, Inc., Class A	512	92,360
Raymond James Financial, Inc.	8,046	1,433,556
Robinhood Markets, Inc., Class A(1)	14,478	1,517,439
S&P Global, Inc.	1,931	841,607
SEI Investments Co.	5,491	609,391
State Street Corp.	10,481	2,005,854
Stifel Financial Corp.	6,416	518,285
StoneX Group, Inc.(1)	9,219	631,317
T. Rowe Price Group, Inc.	13,926	1,549,685
TPG, Inc.	143	7,739
Tradeweb Markets, Inc., Class A	2,100	226,170
Virtu Financial, Inc., Class A	7,722	506,872
		55,385,005
Chemicals — 1.2%
Air Products & Chemicals, Inc.	8,369	2,589,871
Albemarle Corp.	4,307	581,316
Axalta Coating Systems Ltd.(1)	3,408	124,119
CF Industries Holdings, Inc.	12,639	1,643,449
Corteva, Inc.	17,348	1,468,161
Dow, Inc.	20,076	612,720
Eastman Chemical Co.	5,525	400,231
Ecolab, Inc.	2,998	849,034
127

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
International Flavors & Fragrances, Inc.	6,596	$569,433
Linde PLC	6,437	3,151,426
LyondellBasell Industries NV, Class A	22,954	1,493,846
Mosaic Co.	734	17,704
NewMarket Corp.	530	475,781
PPG Industries, Inc.	4,942	554,344
RPM International, Inc.	4,312	448,879
Sherwin-Williams Co.	3,753	1,271,554
Solstice Advanced Materials, Inc.	12,862	815,322
Westlake Corp.	1,567	117,635
		17,184,825
Commercial Services and Supplies — 0.3%
Cintas Corp.	5,386	1,086,841
Clean Harbors, Inc.(1)	1,741	548,850
Copart, Inc.(1)	16,254	536,219
MSA Safety, Inc.	460	85,914
Republic Services, Inc.	2,032	448,909
Rollins, Inc.	6,694	241,453
Veralto Corp.	4,215	415,473
Waste Connections, Inc.	3,013	498,109
Waste Management, Inc.	6,105	1,336,507
		5,198,275
Communications Equipment — 1.1%
Applied Optoelectronics, Inc.(1)	356	38,338
Arista Networks, Inc.(1)	24,947	4,881,878
Ciena Corp.(1)	3,359	1,285,825
Cisco Systems, Inc.	54,299	5,999,496
F5, Inc.(1)	1,425	580,160
Lumentum Holdings, Inc.(1)	1,043	954,095
Motorola Solutions, Inc.	3,429	1,664,094
Ubiquiti, Inc.	221	130,394
Viasat, Inc.(1)	13,895	934,717
		16,468,997
Construction and Engineering — 0.6%
AECOM	317	21,375
Argan, Inc.	1,404	596,686
Comfort Systems USA, Inc.	1,603	2,477,629
Dycom Industries, Inc.(1)	2,011	585,623
EMCOR Group, Inc.	2,269	1,666,671
Everus Construction Group, Inc.(1)	169	19,457
IES Holdings, Inc.(1)	1,322	400,566
MasTec, Inc.(1)	1,534	367,823
MYR Group, Inc.(1)	8	2,331
Quanta Services, Inc.	1,899	1,152,864
Sterling Infrastructure, Inc.(1)	1,567	736,600
Valmont Industries, Inc.	1,357	637,329
		8,664,954
Construction Materials — 0.2%
CRH PLC	14,123	1,331,658
Eagle Materials, Inc.	106	20,591
Martin Marietta Materials, Inc.	1,348	699,208
Vulcan Materials Co.	3,654	985,045
		3,036,502
128

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Consumer Finance — 0.8%
Ally Financial, Inc.	20,643	$871,341
American Express Co.	16,227	5,357,669
Capital One Financial Corp.	12,273	2,632,681
OneMain Holdings, Inc.	8,094	505,551
SoFi Technologies, Inc.(1)(2)	29,363	525,010
Synchrony Financial	23,819	1,835,969
		11,728,221
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	10,108	916,290
Casey's General Stores, Inc.	1,705	1,282,518
Costco Wholesale Corp.	11,785	11,123,744
Dollar General Corp.	16,158	2,048,027
Dollar Tree, Inc.(1)	14,905	1,886,824
Kroger Co.	35,994	2,071,095
Maplebear, Inc.(1)	9,680	489,034
Performance Food Group Co.(1)	3,830	379,821
Sprouts Farmers Market, Inc.(1)	8,955	734,668
Sysco Corp.	14,364	1,164,633
Target Corp.	30,632	4,928,076
U.S. Foods Holding Corp.(1)	3,530	370,085
Walmart, Inc.	72,966	7,651,944
		35,046,759
Containers and Packaging — 0.4%
Amcor PLC	3,993	183,239
AptarGroup, Inc.	2,964	390,122
Avery Dennison Corp.	1,879	327,153
Ball Corp.	6,541	411,887
Crown Holdings, Inc.	2,553	297,143
International Paper Co.	32,547	1,234,508
Packaging Corp. of America	6,299	1,473,588
Smurfit Westrock PLC	33,475	1,569,977
		5,887,617
Distributors — 0.0%
Genuine Parts Co.	3,473	471,182
Pool Corp.	1,071	199,763
		670,945
Diversified Consumer Services — 0.0%
Service Corp. International	3,143	256,595
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc.(1)(2)	2,487	146,982
AT&T, Inc.	144,066	3,729,869
Comcast Corp., Class A	132,705	3,532,607
Globalstar, Inc.(1)	4,861	396,415
Liberty Global Ltd., Class A(1)	38	408
Liberty Global Ltd., Class C(1)	30	315
Space Exploration Technologies Corp., Class A(1)(2)	4,799	689,568
Verizon Communications, Inc.	147,156	7,360,743
		15,856,907
Electric Utilities — 1.3%
Alliant Energy Corp.	8,502	577,966
American Electric Power Co., Inc.	14,748	1,805,597
Constellation Energy Corp.	2,660	730,888
129

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Duke Energy Corp.	16,467	$1,974,558
Edison International	18,312	988,482
Entergy Corp.	15,244	1,620,590
Evergy, Inc.	7,004	567,464
Eversource Energy	15,908	1,115,787
Exelon Corp.	37,143	1,623,892
FirstEnergy Corp.	9,919	454,885
IDACORP, Inc.	1,374	187,084
NextEra Energy, Inc.	12,249	1,008,583
NRG Energy, Inc.	4,124	454,135
OGE Energy Corp.	10,457	477,153
PG&E Corp.	75,878	1,006,901
Pinnacle West Capital Corp.	5,750	561,430
PPL Corp.	25,759	879,155
Southern Co.	16,565	1,457,720
Xcel Energy, Inc.	18,087	1,369,005
		18,861,275
Electrical Equipment — 1.1%
Acuity, Inc.	1,097	363,974
AMETEK, Inc.	3,787	890,589
Bloom Energy Corp., Class A(1)	3,952	815,297
Eaton Corp. PLC	3,658	1,470,077
Emerson Electric Co.	5,209	794,060
EnerSys	2,544	467,740
Forgent Power Solutions, Inc.(1)	703	21,469
GE Vernova, Inc.	5,971	5,365,123
Generac Holdings, Inc.(1)	1,637	303,467
Hubbell, Inc.	811	367,383
Nextpower, Inc., Class A(1)	10,240	839,987
nVent Electric PLC	3,633	547,675
Powell Industries, Inc.	778	139,830
Rockwell Automation, Inc.	2,196	932,048
Vertiv Holdings Co., Class A	9,782	2,530,799
		15,849,518
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	1,192	330,017
Amphenol Corp., Class A	18,457	2,926,357
Arrow Electronics, Inc.(1)	1,936	395,777
Avnet, Inc.	3,891	348,478
CDW Corp.	2,740	415,329
Cognex Corp.	3,975	242,316
Coherent Corp.(1)	3,523	978,795
Corning, Inc.	15,974	2,375,813
Fabrinet(1)	905	373,702
Flex Ltd.(1)	26,777	2,925,387
Ingram Micro Holding Corp.	417	11,747
Jabil, Inc.	5,512	1,682,593
Keysight Technologies, Inc.(1)	3,633	1,172,369
Littelfuse, Inc.	885	364,779
Plexus Corp.(1)	171	40,949
Ralliant Corp.	149	9,198
Sanmina Corp.(1)	3,556	699,536
TD SYNNEX Corp.	2,961	748,689
130

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
TE Connectivity PLC	7,041	$1,445,165
Teledyne Technologies, Inc.(1)	709	434,582
TTM Technologies, Inc.(1)	3,303	392,793
		18,314,371
Energy Equipment and Services — 0.7%
Baker Hughes Co.	35,567	2,260,283
Halliburton Co.	59,088	2,177,393
Noble Corp. PLC	343	15,719
NOV, Inc.	17,103	364,123
SLB Ltd.	40,780	2,450,878
TechnipFMC PLC	33,221	2,596,221
		9,864,617
Entertainment — 0.9%
Liberty Live Holdings, Inc., Class A(1)	544	54,117
Liberty Live Holdings, Inc., Class C(1)	1,295	134,058
Liberty Media Corp.-Liberty Formula One, Class A(1)	257	23,660
Liberty Media Corp.-Liberty Formula One, Class C(1)	3,180	317,841
Live Nation Entertainment, Inc.(1)	3,325	598,134
Madison Square Garden Sports Corp.(1)	226	86,949
Netflix, Inc.(1)	87,187	7,066,506
ROBLOX Corp., Class A(1)	4,570	188,695
Roku, Inc.(1)	3,138	492,446
Take-Two Interactive Software, Inc.(1)	4,424	971,953
TKO Group Holdings, Inc.	257	46,931
Walt Disney Co.	24,003	2,581,523
Warner Bros Discovery, Inc.(1)	45,453	1,296,774
		13,859,587
Financial Services — 2.6%
Affirm Holdings, Inc.(1)	5,080	378,206
Apollo Global Management, Inc.	8,963	1,224,167
Berkshire Hathaway, Inc., Class B(1)	19,745	9,952,072
Block, Inc.(1)	12,519	1,026,808
Chime Financial, Inc., Class A(1)	2,298	76,087
Corebridge Financial, Inc.	18,454	600,493
Corpay, Inc.(1)	1,308	528,824
Equitable Holdings, Inc.	11,254	564,163
Fidelity National Information Services, Inc.	2,952	120,353
Fiserv, Inc.(1)	3,313	176,616
Global Payments, Inc.	3,980	362,379
Jack Henry & Associates, Inc.	3,641	611,360
Jackson Financial, Inc., Class A	5,932	791,507
Mastercard, Inc., Class A	13,373	7,880,843
PayPal Holdings, Inc.	33,242	1,750,690
Rocket Cos., Inc., Class A(1)	14,688	196,966
Toast, Inc., Class A(1)	7,294	248,653
Visa, Inc., Class A	29,052	11,021,457
Voya Financial, Inc.	5,301	537,097
		38,048,741
Food Products — 0.5%
Archer-Daniels-Midland Co.	22,883	1,860,159
Bunge Global SA	4,884	567,570
Darling Ingredients, Inc.(1)	7,961	527,575
General Mills, Inc.	2,908	119,810
131

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Hershey Co.	6,100	$1,074,881
Hormel Foods Corp.	7,802	170,474
J.M. Smucker Co.	2,043	267,960
Kraft Heinz Co.	28,099	721,301
Lamb Weston Holdings, Inc.	3,854	210,159
Mondelez International, Inc., Class A	10,530	653,597
Smithfield Foods, Inc.	2,721	59,617
Tyson Foods, Inc., Class A	10,981	605,492
		6,838,595
Gas Utilities — 0.1%
Atmos Energy Corp.	3,077	511,182
National Fuel Gas Co.	4,441	368,869
Southwest Gas Holdings, Inc.	20	1,767
UGI Corp.	4,699	180,677
		1,062,495
Ground Transportation — 1.7%
CSX Corp.	96,546	4,876,538
Fedex Freight Holding Co., Inc.(1)	5,055	676,056
JB Hunt Transport Services, Inc.	6,188	1,642,728
Knight-Swift Transportation Holdings, Inc.	5,694	390,096
Norfolk Southern Corp.	9,382	3,216,056
Old Dominion Freight Line, Inc.	10,100	2,019,596
Ryder System, Inc.	3,624	885,923
Saia, Inc.(1)	1,319	468,416
Uber Technologies, Inc.(1)	30,443	2,303,013
U-Haul Holding Co.(1)	206	13,874
U-Haul Holding Co.	5,495	327,887
Union Pacific Corp.	24,919	7,492,396
XPO, Inc.(1)	2,910	564,511
		24,877,090
Health Care Equipment and Supplies — 1.1%
Abbott Laboratories	21,136	2,332,569
Align Technology, Inc.(1)	2,877	459,716
Baxter International, Inc.	19,123	497,198
Becton Dickinson & Co.	2,532	476,295
Boston Scientific Corp.(1)	12,777	617,129
Cooper Cos., Inc.(1)	5,455	382,341
Dexcom, Inc.(1)	26,889	2,448,512
Edwards Lifesciences Corp.(1)	12,791	1,160,783
Envista Holdings Corp.(1)	5	136
GE HealthCare Technologies, Inc.	3,189	227,152
Globus Medical, Inc., Class A(1)	4,084	332,315
IDEXX Laboratories, Inc.(1)	2,977	1,657,266
Insulet Corp.(1)	1,297	192,812
Intuitive Surgical, Inc.(1)	4,287	1,615,599
Medline, Inc., Class A(1)	1,414	49,532
Medtronic PLC	13,462	1,220,330
Penumbra, Inc.(1)	618	199,676
ResMed, Inc.	2,945	707,095
Solventum Corp.(1)	369	33,601
STERIS PLC	2,294	533,676
Stryker Corp.	3,068	993,418
Zimmer Biomet Holdings, Inc.	5,213	521,509
		16,658,660
132

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Health Care Providers and Services — 1.3%
BrightSpring Health Services, Inc.(1)	384	$22,425
Cardinal Health, Inc.	2,834	664,913
Cencora, Inc.	4,030	1,304,108
Centene Corp.(1)	40,955	2,635,045
Chemed Corp.	385	199,703
Cigna Group	1,840	507,987
CVS Health Corp.	8,442	792,788
DaVita, Inc.(1)	496	87,301
Elevance Health, Inc.	5,448	2,138,558
Encompass Health Corp.	6,636	797,713
Ensign Group, Inc.	2,915	502,138
Guardant Health, Inc.(1)	1,852	294,505
HCA Healthcare, Inc.	1,513	627,063
HealthEquity, Inc.(1)	1,279	123,475
Henry Schein, Inc.(1)	4	359
Hims & Hers Health, Inc.(1)(2)	7,441	220,105
Hinge Health, Inc., Class A(1)	288	26,657
Humana, Inc.	4,364	1,672,416
Labcorp Holdings, Inc.	1,777	591,137
McKesson Corp.	1,146	1,014,577
Molina Healthcare, Inc.(1)	1,595	317,038
PACS Group, Inc.(1)	1,967	83,224
Quest Diagnostics, Inc.	818	196,565
Tenet Healthcare Corp.(1)	991	263,517
UnitedHealth Group, Inc.	7,344	2,859,827
Universal Health Services, Inc., Class B	3,714	632,606
		18,575,750
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(1)	4,522	1,291,890
Hotels, Restaurants and Leisure — 1.6%
Airbnb, Inc., Class A(1)	8,520	1,561,034
Booking Holdings, Inc.	5,586	1,112,117
Boyd Gaming Corp.	343	26,613
Brinker International, Inc.(1)	3,512	802,492
Carnival Corp. Ltd.	74,588	1,781,907
Cava Group, Inc.(1)	2,556	168,057
Chipotle Mexican Grill, Inc.(1)	57,134	2,172,806
Darden Restaurants, Inc.	4,200	899,892
Domino's Pizza, Inc.	374	127,930
DoorDash, Inc., Class A(1)	4,857	1,125,561
DraftKings, Inc., Class A(1)	2,622	63,688
Dutch Bros, Inc., Class A(1)	3,465	169,300
Expedia Group, Inc.	2,848	903,158
Hilton Worldwide Holdings, Inc.	2,520	797,026
Las Vegas Sands Corp.	17,913	784,769
Life Time Group Holdings, Inc.(1)	10,477	440,244
Marriott International, Inc., Class A	2,330	796,301
McDonald's Corp.	6,078	1,601,796
MGM Resorts International(1)	4,278	176,938
Navan, Inc., Class A(1)	654	19,005
Norwegian Cruise Line Holdings Ltd.(1)	37,897	611,658
Royal Caribbean Cruises Ltd.	12,202	3,279,166
133

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Starbucks Corp.	11,847	$1,258,744
Super Group SGHC Ltd.	465	6,296
Texas Roadhouse, Inc.	5,222	1,021,423
Viking Holdings Ltd.(1)	10,940	942,372
Wynn Resorts Ltd.	743	67,821
Yum! Brands, Inc.	3,340	512,055
		23,230,169
Household Durables — 0.5%
Dr. Horton, Inc.	12,486	1,804,976
Garmin Ltd.	4,216	1,197,808
Lennar Corp., B Shares	339	27,886
Lennar Corp., Class A	12,121	1,019,497
Mohawk Industries, Inc.(1)	370	47,453
NVR, Inc.(1)	108	682,045
PulteGroup, Inc.	9,926	1,253,852
SharkNinja, Inc.(1)	2,956	569,000
Somnigroup International, Inc.	18	1,166
Toll Brothers, Inc.	4,424	634,623
		7,238,306
Household Products — 0.6%
Church & Dwight Co., Inc.	6,300	628,614
Clorox Co.	1,705	166,544
Colgate-Palmolive Co.	22,803	2,048,166
Kimberly-Clark Corp.	11,112	1,199,540
Procter & Gamble Co.	29,496	4,280,460
		8,323,324
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	22,805	336,146
Talen Energy Corp.(1)	3,853	1,139,563
Vistra Corp.	8,745	1,201,301
		2,677,010
Industrial Conglomerates — 0.2%
3M Co.	8,395	1,442,513
DuPont de Nemours, Inc.	4,182	562,855
Honeywell International, Inc.	4,440	948,073
		2,953,441
Insurance — 3.5%
Aflac, Inc.	17,656	2,045,448
Allstate Corp.	15,685	4,043,593
American Financial Group, Inc.	4,988	711,039
American International Group, Inc.	33,549	2,561,802
Aon PLC, Class A	2,038	655,258
Arch Capital Group Ltd.(1)	21,000	2,059,470
Arthur J Gallagher & Co.	2,174	569,914
Assurant, Inc.	3,773	1,063,458
Axis Capital Holdings Ltd.	6,309	623,203
Brown & Brown, Inc.	1,119	80,758
Chubb Ltd.	11,850	4,012,410
Cincinnati Financial Corp.	5,836	991,536
CNA Financial Corp.	981	47,647
Erie Indemnity Co., Class A	1,065	272,171
Everest Group Ltd.	2,526	946,366
Fidelity National Financial, Inc.	10,900	506,305
134

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
First American Financial Corp.	2,407	$177,926
Globe Life, Inc.	5,733	989,917
Hanover Insurance Group, Inc.	2,799	632,882
Hartford Insurance Group, Inc.	18,911	2,597,993
Kinsale Capital Group, Inc.	1,136	424,750
Lincoln National Corp.	7,141	304,135
Loews Corp.	7,127	771,783
Markel Group, Inc.(1)	602	1,085,352
Marsh & McLennan Cos., Inc.	4,553	864,159
MetLife, Inc.	29,514	2,808,847
Old Republic International Corp.	11,366	474,303
Oscar Health, Inc., Class A(1)	26,614	797,356
Primerica, Inc.	2,811	808,584
Principal Financial Group, Inc.	14,122	1,555,680
Progressive Corp.	25,331	5,524,185
Prudential Financial, Inc.	22,512	2,647,411
Reinsurance Group of America, Inc.	3,525	867,291
RenaissanceRe Holdings Ltd.	3,508	1,149,361
Ryan Specialty Holdings, Inc.	2,544	107,306
Travelers Cos., Inc.	12,392	4,534,605
Unum Group	7,159	667,362
W.R. Berkley Corp.	14,616	987,457
Willis Towers Watson PLC	628	212,609
		52,181,632
Interactive Media and Services — 5.0%
Alphabet, Inc., Class A	75,030	25,461,430
Alphabet, Inc., Class C	59,016	19,794,557
Match Group, Inc.	3,303	134,267
Meta Platforms, Inc., Class A	48,646	27,842,052
Pinterest, Inc., Class A(1)	9,862	214,104
Reddit, Inc., Class A(1)	1,887	278,917
		73,725,327
IT Services — 1.0%
Accenture PLC, Class A	9,893	1,877,296
Akamai Technologies, Inc.(1)	4,755	516,488
Applied Digital Corp.(1)	5,357	136,121
Cloudflare, Inc., Class A(1)	4,672	1,425,474
Cognizant Technology Solutions Corp., Class A	16,825	1,086,558
CoreWeave, Inc., Class A(1)	15,964	1,355,184
DigitalOcean Holdings, Inc.(1)	2,335	258,461
Gartner, Inc.(1)	1,860	368,485
GoDaddy, Inc., Class A(1)	3,926	384,277
International Business Machines Corp.	14,054	3,286,809
MongoDB, Inc.(1)	1,448	656,480
Okta, Inc.(1)	2,597	449,385
Snowflake, Inc., Class A(1)	4,835	1,602,464
Twilio, Inc., Class A(1)	3,304	778,521
VeriSign, Inc.	1,214	349,972
		14,531,975
Leisure Products — 0.0%
Hasbro, Inc.	4,696	441,894
Life Sciences Tools and Services — 0.6%
10X Genomics, Inc., Class A(1)	510	31,850
135

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Agilent Technologies, Inc.	5,036	$773,328
Avantor, Inc.(1)	10,686	155,374
Bio-Rad Laboratories, Inc., Class A(1)	738	284,957
Bio-Techne Corp.	3,900	282,009
Bruker Corp.	3,500	203,035
Danaher Corp.	6,138	1,310,831
Illumina, Inc.(1)	4,533	968,385
IQVIA Holdings, Inc.(1)	2,442	637,826
Medpace Holdings, Inc.(1)	880	522,711
Mettler-Toledo International, Inc.(1)	201	282,433
Repligen Corp.(1)	945	171,026
Thermo Fisher Scientific, Inc.	2,439	1,505,107
Waters Corp.(1)	1,937	803,138
West Pharmaceutical Services, Inc.	2,306	786,600
		8,718,610
Machinery — 2.3%
AGCO Corp.	3,205	379,184
Caterpillar, Inc.	12,519	9,983,527
Crane Co.	1,091	223,731
Cummins, Inc.	5,212	2,941,653
Deere & Co.	9,346	6,120,789
Donaldson Co., Inc.	5,068	460,630
Dover Corp.	2,548	494,898
ESCO Technologies, Inc.	765	208,868
Federal Signal Corp.	1,040	121,680
Flowserve Corp.	5,706	451,287
Fortive Corp.	840	49,426
Gates Industrial Corp. Ltd.(1)	301	7,700
Graco, Inc.	6,381	494,081
IDEX Corp.	1,016	232,298
Illinois Tool Works, Inc.	5,774	1,589,986
Ingersoll Rand, Inc.	4,904	377,853
ITT, Inc.	599	119,974
Lincoln Electric Holdings, Inc.	2,196	617,581
Middleby Corp.(1)	195	21,614
Mueller Industries, Inc.	13,136	819,818
Oshkosh Corp.	3,297	508,101
Otis Worldwide Corp.	4,780	340,001
PACCAR, Inc.	13,481	1,673,396
Parker-Hannifin Corp.	1,750	1,714,020
RBC Bearings, Inc.(1)	588	290,625
Snap-on, Inc.	1,881	726,649
SPX Technologies, Inc.(1)	1,148	225,869
Stanley Black & Decker, Inc.	3,551	342,210
Symbotic, Inc.(1)	957	37,964
Terex Corp.	3,725	236,575
Timken Co.	3,088	371,950
Toro Co.	8,536	834,906
Watts Water Technologies, Inc., Class A	779	284,919
Westinghouse Air Brake Technologies Corp.	1,657	473,786
Xylem, Inc.	3,824	421,061
		34,198,610
Marine Transportation — 0.0%
Kirby Corp.(1)	2,654	376,496
136

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Media — 0.4%
AppLovin Corp., Class A(1)	6,645	$2,073,639
Charter Communications, Inc., Class A(1)	1,284	195,733
EchoStar Corp., Class A(1)(2)	3,951	341,524
Fox Corp., Class A	9,968	671,345
Fox Corp., Class B	7,017	422,564
New York Times Co., Class A	6,457	434,362
News Corp., Class A	9,229	283,423
News Corp., Class B	2,622	90,223
Omnicom Group, Inc.	3,516	307,756
Paramount Skydance Corp., Class B	52,017	567,505
Trade Desk, Inc., Class A(1)	2,703	37,085
		5,425,159
Metals and Mining — 0.7%
Alcoa Corp.	3,107	155,195
Coeur Mining, Inc.	26,938	559,772
Commercial Metals Co.	6,809	459,403
Freeport-McMoRan, Inc.	56,689	4,293,625
Hecla Mining Co.	28,819	572,633
MP Materials Corp.(1)(2)	4,290	234,877
Newmont Corp.	2,339	294,854
Nucor Corp.	8,806	2,198,330
Reliance, Inc.	1,654	635,219
Royal Gold, Inc.	2,787	728,717
Steel Dynamics, Inc.	4,374	1,017,480
		11,150,105
Multi-Utilities — 0.5%
Ameren Corp.	9,001	954,196
CenterPoint Energy, Inc.	12,548	496,901
CMS Energy Corp.	8,183	556,935
Consolidated Edison, Inc.	11,706	1,252,776
Dominion Energy, Inc.	13,404	884,798
DTE Energy Co.	5,122	694,697
NiSource, Inc.	9,055	370,531
Public Service Enterprise Group, Inc.	10,549	773,558
Sempra	9,020	736,934
WEC Energy Group, Inc.	3,978	422,344
		7,143,670
Oil, Gas and Consumable Fuels — 6.3%
Antero Midstream Corp.	28,946	648,969
Antero Resources Corp.(1)	22,740	875,035
APA Corp.	35,361	1,525,827
Cheniere Energy, Inc.	12,596	3,674,127
Chevron Corp.	42,676	8,797,231
Chord Energy Corp.	2,578	379,250
Comstock Resources, Inc.(1)	31	447
ConocoPhillips	54,430	7,211,431
Devon Energy Corp.	81,925	3,974,182
Diamondback Energy, Inc.	11,909	2,387,516
DT Midstream, Inc.	3,507	459,487
EOG Resources, Inc.	31,864	4,619,005
EQT Corp.	34,921	1,892,020
Expand Energy Corp.	16,528	1,622,388
137

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
ExxonMobil Holdings Corp.	103,788	$16,704,679
Hess Midstream LP, Class A	12,274	493,538
HF Sinclair Corp.	9,768	992,526
Kinder Morgan, Inc.	41,515	1,338,444
Kinetik Holdings, Inc.	362	19,848
Marathon Petroleum Corp.	15,444	5,765,554
Matador Resources Co.	9,143	530,385
Occidental Petroleum Corp.	48,417	2,913,735
ONEOK, Inc.	25,658	2,463,425
Ovintiv, Inc.	17,316	1,136,795
PBF Energy, Inc., Class A	10,686	779,971
Permian Resources Corp.	73,508	1,712,001
Phillips 66	14,320	3,531,026
Range Resources Corp.	19,272	796,319
SM Energy Co.	4,649	172,850
Targa Resources Corp.	15,135	4,444,393
Texas Pacific Land Corp.	2,126	795,847
Valero Energy Corp.	13,324	4,782,250
Viper Energy, Inc., Class A	5,267	235,909
Williams Cos., Inc.	60,590	4,547,280
		92,223,690
Passenger Airlines — 0.4%
American Airlines Group, Inc.(1)	8,075	108,447
Delta Air Lines, Inc.	41,120	3,207,360
Joby Aviation, Inc.(1)(2)	477	3,263
Southwest Airlines Co.	24,935	960,745
United Airlines Holdings, Inc.(1)	22,807	2,462,928
		6,742,743
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	11,010	1,126,323
Kenvue, Inc.	33,616	634,670
		1,760,993
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	34,490	2,304,277
Corcept Therapeutics, Inc.(1)	2,820	319,647
Elanco Animal Health, Inc.(1)	13,590	325,073
Eli Lilly & Co.	15,565	18,004,503
Jazz Pharmaceuticals PLC(1)	5,605	1,405,061
Johnson & Johnson	34,254	9,106,426
Merck & Co., Inc.	66,850	9,877,756
Pfizer, Inc.	101,133	2,878,245
Royalty Pharma PLC, Class A	12,286	754,483
Viatris, Inc.	84,754	1,399,289
Zoetis, Inc.	7,564	583,184
		46,957,944
Professional Services — 0.3%
Automatic Data Processing, Inc.	7,423	2,124,166
Booz Allen Hamilton Holding Corp.	1,770	133,900
Broadridge Financial Solutions, Inc.	1,733	316,065
Equifax, Inc.	580	109,713
Jacobs Solutions, Inc.	236	35,176
KBR, Inc.	3	112
Mobility Global, Inc.	261	5,298
138

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Paychex, Inc.	6,307	$803,133
Paycom Software, Inc.	756	180,760
Paylocity Holding Corp.(1)	514	82,353
SS&C Technologies Holdings, Inc.	145	12,031
UL Solutions, Inc., Class A	3,456	257,541
Verisk Analytics, Inc.	3,032	587,541
		4,647,789
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	8,165	1,190,539
CoStar Group, Inc.(1)	6,635	212,784
Jones Lang LaSalle, Inc.(1)	1,770	647,590
Zillow Group, Inc., Class A(1)	632	22,619
Zillow Group, Inc., Class C(1)	2,363	82,611
		2,156,143
Semiconductors and Semiconductor Equipment — 14.4%
Advanced Micro Devices, Inc.(1)	24,751	11,650,791
Allegro MicroSystems, Inc.(1)	2,131	77,249
Amkor Technology, Inc.	10,091	477,304
Analog Devices, Inc.	7,315	2,649,054
Applied Materials, Inc.	19,413	8,898,725
Astera Labs, Inc.(1)	2,188	649,792
Broadcom, Inc.	72,235	26,751,510
Cirrus Logic, Inc.(1)	145	15,879
Credo Technology Group Holding Ltd.(1)	2,586	584,927
Entegris, Inc.	1,751	236,893
First Solar, Inc.(1)	4,789	966,899
FormFactor, Inc.(1)	1,356	136,427
GLOBALFOUNDRIES, Inc.	4,910	219,428
Intel Corp.(1)	69,796	6,247,440
IonQ, Inc.(1)(2)	2,926	115,021
KLA Corp.	34,975	6,136,364
Lam Research Corp.	36,733	11,074,632
Lattice Semiconductor Corp.(1)	860	99,192
MACOM Technology Solutions Holdings, Inc.(1)	1,136	299,711
Marvell Technology, Inc.	13,053	2,762,798
Microchip Technology, Inc.	7,956	584,368
Micron Technology, Inc.	33,152	31,783,817
MKS, Inc.	576	147,594
Monolithic Power Systems, Inc.	771	977,451
NVIDIA Corp.	364,912	80,565,271
NXP Semiconductors NV	3,997	897,886
ON Semiconductor Corp.(1)	23,887	1,769,788
Onto Innovation, Inc.(1)	1,459	389,859
Qnity Electronics, Inc.	3,284	392,208
Qorvo, Inc.(1)	3,130	300,731
QUALCOMM, Inc.	31,321	5,339,604
Rambus, Inc.(1)	3,263	282,870
Silicon Laboratories, Inc.(1)	512	112,154
SiTime Corp.(1)	28	15,832
Skyworks Solutions, Inc.	9,881	662,126
Teradyne, Inc.	5,894	2,061,898
Texas Instruments, Inc.	20,633	5,383,356
		211,716,849
139

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Software — 7.7%
Adobe, Inc.(1)	6,694	$1,959,936
Appfolio, Inc., Class A(1)	148	34,663
Atlassian Corp., Class A(1)	783	152,035
Aurora Innovation, Inc.(1)	36,331	204,544
Autodesk, Inc.(1)	3,576	924,503
BitMine Immersion Technologies, Inc.	3,098	78,441
Cadence Design Systems, Inc.(1)	4,124	1,397,129
Cipher Digital, Inc.(1)	479	7,425
Circle Internet Group, Inc.(1)	4,846	463,035
Clear Secure, Inc., Class A	5,115	225,827
Crowdstrike Holdings, Inc., Class A(1)	14,817	3,422,727
Datadog, Inc., Class A(1)	4,881	1,156,992
Docusign, Inc.(1)	10,714	710,017
Dropbox, Inc., Class A(1)	551	19,390
D-Wave Quantum, Inc.(1)(2)	302	5,194
Dynatrace, Inc.(1)	6,817	372,140
Elastic NV(1)	2,441	238,120
Fair Isaac Corp.(1)	320	367,107
Figma, Inc., Class A(1)(2)	3,935	108,173
Fortinet, Inc.(1)	23,730	4,056,169
Gitlab, Inc., Class A(1)	13	605
Guidewire Software, Inc.(1)	1,701	348,280
HubSpot, Inc.(1)	701	183,213
InterDigital, Inc.	103	34,508
Intuit, Inc.	4,152	1,491,814
JFrog Ltd.(1)	501	50,135
Manhattan Associates, Inc.(1)	2,443	545,253
Microsoft Corp.	134,935	68,451,176
Nutanix, Inc., Class A(1)	3,881	266,120
Oracle Corp.	25,925	3,865,936
Palantir Technologies, Inc., Class A(1)	33,401	6,225,278
Palo Alto Networks, Inc.(1)	11,800	4,509,134
Procore Technologies, Inc.(1)	1,922	120,548
Riot Platforms, Inc.(1)	7,177	136,327
Roper Technologies, Inc.	1,503	638,234
Rubrik, Inc., Class A(1)	2,283	212,410
Salesforce, Inc.	12,553	3,232,900
Samsara, Inc., Class A(1)	2,760	112,746
ServiceNow, Inc.(1)	15,962	2,362,216
ServiceTitan, Inc., Class A(1)	1,601	156,962
Strategy, Inc., Class A(1)	8,323	1,106,460
Synopsys, Inc.(1)	2,842	1,249,315
UiPath, Inc., Class A(1)	1,559	29,107
Unity Software, Inc.(1)	816	34,354
Workday, Inc., Class A(1)	3,282	648,031
Zoom Communications, Inc., Class A(1)	8,529	824,584
Zscaler, Inc.(1)	1,494	281,447
		113,020,660
Specialty Retail — 1.9%
AutoNation, Inc.(1)	143	28,779
AutoZone, Inc.(1)	87	260,238
Best Buy Co., Inc.	15,845	1,269,977
140

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
Burlington Stores, Inc.(1)	4,718	$1,225,548
CarMax, Inc.(1)	4,729	290,030
Carvana Co.(1)	8,582	630,434
Chewy, Inc., Class A(1)	4,438	105,624
Dick's Sporting Goods, Inc.	1,896	256,150
Five Below, Inc.(1)	4,130	1,019,449
GameStop Corp., Class A(1)	6,329	116,327
Gap, Inc.	2,820	62,914
Home Depot, Inc.	14,537	4,765,665
Lithia Motors, Inc.	1,085	398,542
Lowe's Cos., Inc.	5,285	1,081,839
Murphy USA, Inc.	1,617	833,386
O'Reilly Automotive, Inc.(1)	8,738	775,934
Penske Automotive Group, Inc.	648	140,350
Ross Stores, Inc.	17,514	4,002,650
TJX Cos., Inc.	40,907	5,477,856
Tractor Supply Co.	32,164	1,122,524
Ulta Beauty, Inc.(1)	3,036	1,630,636
Victoria's Secret & Co.(1)	4,628	395,277
Wayfair, Inc., Class A(1)	1,338	132,823
Williams-Sonoma, Inc.	8,397	1,916,615
		27,939,567
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	250,270	79,298,049
Dell Technologies, Inc., Class C	4,470	2,038,365
Everpure, Inc., Class A(1)	6,097	566,716
Hewlett Packard Enterprise Co.	28,793	1,504,146
HP, Inc.	14,058	422,021
NetApp, Inc.	5,758	1,066,900
Sandisk Corp.(1)	4,178	6,545,673
Seagate Technology Holdings PLC	6,244	5,172,405
Super Micro Computer, Inc.(1)	13,192	491,798
Western Digital Corp.	9,738	4,387,456
		101,493,529
Textiles, Apparel and Luxury Goods — 0.3%
Amer Sports, Inc.(1)	3,856	117,801
Birkenstock Holding PLC(1)	48	1,676
Deckers Outdoor Corp.(1)	11,643	1,013,873
Levi Strauss & Co., Class A	8,482	176,086
Lululemon Athletica, Inc.(1)	7,427	893,171
NIKE, Inc., Class B	21,120	824,947
Ralph Lauren Corp.	2,588	897,777
Tapestry, Inc.	8,646	1,066,830
		4,992,161
Tobacco — 0.2%
Altria Group, Inc.	17,274	1,182,924
Philip Morris International, Inc.	13,708	2,567,508
		3,750,432
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	1,396	452,276
Core & Main, Inc., Class A(1)	528	22,683
Fastenal Co.	45,271	2,232,313
Ferguson Enterprises, Inc.	4,066	912,858
141

Schedule of Investments - Avantis U.S. Large Cap Equity ETF

	Shares	Value
GATX Corp.	6	$1,049
MSC Industrial Direct Co., Inc., Class A	36	4,280
QXO, Inc.(1)	17,378	230,780
United Rentals, Inc.	2,155	2,236,890
Watsco, Inc.	1,110	343,900
WESCO International, Inc.	1,692	575,957
WW Grainger, Inc.	2,460	3,221,345
		10,234,331
Water Utilities — 0.0%
American Water Works Co., Inc.	2,518	348,063
Essential Utilities, Inc.	3,824	157,434
		505,497
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	14,093	2,542,941
TOTAL COMMON STOCKS (Cost $1,152,836,419)		1,470,464,520
RIGHTS — 0.0%
Biotechnology — 0.0%
Metsera, Inc.(1)	103	505
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc.(1)	3,669	1,944
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1)	4,921	49
TOTAL RIGHTS (Cost $2,499)		2,498
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	624	1,448
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,152,903	1,152,903
State Street Navigator Securities Lending Government Money Market Portfolio(3)	246,783	246,783
TOTAL SHORT-TERM INVESTMENTS (Cost $1,399,686)		1,399,686
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $1,154,238,604)		1,471,868,152
OTHER ASSETS AND LIABILITIES — 0.1%		929,635
TOTAL NET ASSETS — 100.0%		$1,472,797,787

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,058,912. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,091,186, which includes securities collateral of $844,403.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
142

Schedule of Investments - Avantis U.S. Large Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.5%
ATI, Inc.(1)	463,256	$94,596,875
Moog, Inc., Class A	29,632	11,008,288
		105,605,163
Air Freight and Logistics — 1.7%
Expeditors International of Washington, Inc.	459,671	87,176,605
FedEx Corp.	415,910	136,168,934
United Parcel Service, Inc., Class B	1,436,133	149,688,143
		373,033,682
Automobile Components — 0.6%
Aptiv PLC(1)	68,209	3,053,035
Autoliv, Inc.	305,257	37,000,201
BorgWarner, Inc.	942,532	60,472,853
Lear Corp.	177,369	22,169,351
Versigent PLC(1)	1	48
		122,695,488
Automobiles — 1.1%
Ford Motor Co.	1,381,505	19,258,180
General Motors Co.	2,465,364	212,810,220
		232,068,400
Banks — 4.7%
Bank OZK	45,396	2,228,036
East West Bancorp, Inc.	449,039	56,965,088
First Citizens BancShares, Inc., Class A	16,097	34,840,347
JPMorgan Chase & Co.	1,573,023	560,027,648
Popular, Inc.	3,451	580,424
UMB Financial Corp.	166,959	23,646,403
Wells Fargo & Co.	3,331,775	287,832,042
Western Alliance Bancorp	43,609	3,407,171
Wintrust Financial Corp.	61,443	9,238,569
Zions Bancorp NA	490,921	32,739,522
		1,011,505,250
Beverages — 0.2%
Brown-Forman Corp., Class A	1,777	48,406
Brown-Forman Corp., Class B	143,720	3,818,640
Coca-Cola Consolidated, Inc.	81,672	15,972,593
Constellation Brands, Inc., Class A	72,057	9,412,085
Molson Coors Beverage Co., Class B	451,492	17,951,322
		47,203,046
Biotechnology — 0.7%
Exelixis, Inc.(1)	1,098,699	60,032,913
Gilead Sciences, Inc.	456,859	66,856,746
Incyte Corp.(1)	45,342	5,587,041
United Therapeutics Corp.(1)	18,031	9,202,662
		141,679,362
Broadline Retail — 3.0%
Amazon.com, Inc.(1)	2,418,592	628,277,644
Coupang, Inc.(1)	3,326	53,415
Dillard's, Inc., Class A	11,472	7,181,128
Macy's, Inc.	216,381	4,751,727
		640,263,914
143

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Building Products — 0.6%
A.O. Smith Corp.	84,120	$4,974,016
Advanced Drainage Systems, Inc.	91,842	12,465,715
Armstrong World Industries, Inc.	128,748	22,219,330
Lennox International, Inc.	40,109	15,347,308
Owens Corning	354,195	48,932,039
Simpson Manufacturing Co., Inc.	107,386	19,609,757
		123,548,165
Capital Markets — 6.8%
Ameriprise Financial, Inc.	279,762	154,739,160
Charles Schwab Corp.	2,157,473	236,933,685
Evercore, Inc., Class A	152,697	43,737,002
FactSet Research Systems, Inc.	122,240	38,328,352
Galaxy Digital, Inc., Class A(1)	995,117	24,479,878
Goldman Sachs Group, Inc.	268,627	275,584,439
Jefferies Financial Group, Inc.	287,327	15,124,893
LPL Financial Holdings, Inc.	207,809	76,917,384
Morgan Stanley	1,539,081	328,316,759
Northern Trust Corp.	594,138	110,248,247
Raymond James Financial, Inc.	217,517	38,755,004
StoneX Group, Inc.(1)	330,474	22,630,860
T. Rowe Price Group, Inc.	679,183	75,579,484
Victory Capital Holdings, Inc., Class A	48,810	5,760,068
Virtu Financial, Inc., Class A	394,661	25,905,548
		1,473,040,763
Chemicals — 1.3%
Air Products & Chemicals, Inc.	155,013	47,970,323
Axalta Coating Systems Ltd.(1)	393,282	14,323,330
Cabot Corp.	46,018	3,806,149
CF Industries Holdings, Inc.	635,986	82,697,260
LyondellBasell Industries NV, Class A	1,036,808	67,475,465
NewMarket Corp.	32,886	29,521,762
Solstice Advanced Materials, Inc.	621,246	39,380,784
		285,175,073
Communications Equipment — 0.2%
Viasat, Inc.(1)	600,231	40,377,539
Construction and Engineering — 0.6%
Argan, Inc.	65,083	27,659,624
Comfort Systems USA, Inc.	25,701	39,723,980
Dycom Industries, Inc.(1)	6,666	1,941,206
EMCOR Group, Inc.	11,349	8,336,294
Fluor Corp.(1)	390,257	21,272,909
IES Holdings, Inc.(1)	47,968	14,534,304
MYR Group, Inc.(1)	12,406	3,615,357
Valmont Industries, Inc.	42,382	19,905,130
		136,988,804
Construction Materials — 0.1%
Eagle Materials, Inc.	79,209	15,387,140
Consumer Finance — 2.6%
Ally Financial, Inc.	1,036,822	43,764,257
American Express Co.	758,850	250,549,504
Capital One Financial Corp.	620,475	133,098,092
Credit Acceptance Corp.(1)	90	53,977
144

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
OneMain Holdings, Inc.	451,998	$28,231,795
SLM Corp.	408,953	10,620,509
Synchrony Financial	1,160,170	89,425,904
		555,744,038
Consumer Staples Distribution & Retail — 5.2%
Albertsons Cos., Inc., Class A	451,568	5,576,865
BJ's Wholesale Club Holdings, Inc.(1)	497,732	45,119,406
Costco Wholesale Corp.	528,488	498,834,538
Dollar General Corp.	741,008	93,922,764
Dollar Tree, Inc.(1)	690,752	87,442,296
Kroger Co.	1,889,850	108,741,969
Maplebear, Inc.(1)	395,524	19,981,872
Sprouts Farmers Market, Inc.(1)	475,793	39,034,058
Target Corp.	1,379,889	221,996,542
		1,120,650,310
Containers and Packaging — 0.7%
International Paper Co.	464,617	17,622,923
Packaging Corp. of America	309,079	72,305,941
Smurfit Westrock PLC	1,317,045	61,769,411
		151,698,275
Diversified Consumer Services — 0.0%
Grand Canyon Education, Inc.(1)	31,420	4,654,245
Diversified Telecommunication Services — 2.4%
Comcast Corp., Class A	4,846,286	129,008,133
Globalstar, Inc.(1)	243,083	19,823,419
Verizon Communications, Inc.	7,308,244	365,558,365
		514,389,917
Electrical Equipment — 0.1%
EnerSys	128,751	23,672,159
Nextpower, Inc., Class A(1)	52,938	4,342,504
		28,014,663
Electronic Equipment, Instruments and Components — 0.5%
Flex Ltd.(1)	967,969	105,750,613
Ingram Micro Holding Corp.	15,933	448,833
Jabil, Inc.	77	23,505
Sanmina Corp.(1)	45,731	8,996,202
		115,219,153
Energy Equipment and Services — 1.3%
Archrock, Inc.	85,811	2,704,763
Baker Hughes Co.	633,035	40,229,374
Halliburton Co.	2,073,471	76,407,406
Kodiak Gas Services, Inc.	204,544	12,021,051
Noble Corp. PLC	231,058	10,589,388
NOV, Inc.	993,212	21,145,484
TechnipFMC PLC	1,231,972	96,278,612
Weatherford International PLC	172,070	16,823,284
		276,199,362
Entertainment — 0.8%
Netflix, Inc.(1)	2,164,604	175,441,154
Financial Services — 1.0%
Corebridge Financial, Inc.	1,006,429	32,749,200
Enact Holdings, Inc.	76	3,663
Jack Henry & Associates, Inc.	113,191	19,005,901
145

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Jackson Financial, Inc., Class A	305,658	$40,783,947
MGIC Investment Corp.	381,064	11,679,611
PayPal Holdings, Inc.	1,659,616	87,403,677
Radian Group, Inc.	465	16,675
Visa, Inc., Class A	49,561	18,801,956
		210,444,630
Food Products — 0.3%
Archer-Daniels-Midland Co.	153,673	12,492,078
Cal-Maine Foods, Inc.	37,556	2,963,920
Hershey Co.	15,834	2,790,109
Ingredion, Inc.	165,448	17,117,250
Lamb Weston Holdings, Inc.	398,519	21,731,241
Pilgrim's Pride Corp.(1)	132,845	4,168,676
Smithfield Foods, Inc.	4,947	108,389
		61,371,663
Ground Transportation — 4.1%
CSX Corp.	4,574,429	231,054,409
Fedex Freight Holding Co., Inc.(1)	62,855	8,406,228
JB Hunt Transport Services, Inc.	271,017	71,946,883
Landstar System, Inc.	76,972	13,903,452
Norfolk Southern Corp.	147,066	50,412,754
Old Dominion Freight Line, Inc.	479,237	95,828,231
Ryder System, Inc.	184,437	45,087,469
Schneider National, Inc., Class B	483	16,668
U-Haul Holding Co.(1)(2)	30,609	2,061,516
U-Haul Holding Co.	335,326	20,008,902
Union Pacific Corp.	1,174,892	353,254,778
		891,981,290
Health Care Equipment and Supplies — 0.6%
Dexcom, Inc.(1)	1,188,992	108,269,612
Edwards Lifesciences Corp.(1)	253	22,960
Insulet Corp.(1)	34	5,054
Lantheus Holdings, Inc.(1)	134,851	13,614,557
		121,912,183
Health Care Providers and Services — 1.0%
Centene Corp.(1)	2,036,497	131,028,217
Encompass Health Corp.	317,128	38,121,957
Hinge Health, Inc., Class A(1)	72,940	6,751,326
PACS Group, Inc.(1)	42,785	1,810,233
Universal Health Services, Inc., Class B	169,277	28,832,952
		206,544,685
Hotels, Restaurants and Leisure — 3.3%
Boyd Gaming Corp.	138,411	10,739,310
Brinker International, Inc.(1)	183,862	42,012,467
Carnival Corp. Ltd.	4,161,344	99,414,508
Chipotle Mexican Grill, Inc.(1)	3,243,646	123,355,857
DoorDash, Inc., Class A(1)	447,383	103,676,536
Las Vegas Sands Corp.	769,838	33,726,603
Norwegian Cruise Line Holdings Ltd.(1)	2,089,653	33,726,999
Royal Caribbean Cruises Ltd.	576,715	154,986,389
Super Group SGHC Ltd.	488,394	6,612,855
Texas Roadhouse, Inc.	280,451	54,856,216
146

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Viking Holdings Ltd.(1)	572,268	$49,295,166
		712,402,906
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	55,301	7,092,353
NVR, Inc.(1)	5,366	33,887,524
PulteGroup, Inc.	49,739	6,283,031
SharkNinja, Inc.(1)	142,345	27,399,989
		74,662,897
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	167,604	17,095,608
Talen Energy Corp.(1)	198,358	58,666,362
		75,761,970
Insurance — 8.8%
Allstate Corp.	742,827	191,500,801
American Financial Group, Inc.	234,150	33,378,082
American International Group, Inc.	1,487,356	113,574,504
Arch Capital Group Ltd.(1)	994,032	97,484,718
Assurant, Inc.	138,136	38,935,013
Axis Capital Holdings Ltd.	320,839	31,692,476
Chubb Ltd.	553,811	187,520,405
CNA Financial Corp.	230	11,171
Erie Indemnity Co., Class A	35,794	9,147,515
Everest Group Ltd.	91,163	34,154,218
Fidelity National Financial, Inc.	110,720	5,142,944
First American Financial Corp.	120,581	8,913,348
Globe Life, Inc.	282,456	48,771,677
Hanover Insurance Group, Inc.	135,191	30,568,037
Hartford Insurance Group, Inc.	901,144	123,799,163
Kinsale Capital Group, Inc.	29,086	10,875,255
Lincoln National Corp.	607,028	25,853,323
Markel Group, Inc.(1)	1,234	2,224,791
MetLife, Inc.	1,047,860	99,724,836
Oscar Health, Inc., Class A(1)	1,384,987	41,494,211
Primerica, Inc.	151,930	43,702,664
Principal Financial Group, Inc.	683,935	75,342,280
Progressive Corp.	1,133,316	247,153,553
Prudential Financial, Inc.	948,956	111,597,226
RenaissanceRe Holdings Ltd.	176,324	57,770,795
Travelers Cos., Inc.	582,826	213,273,518
Unum Group	554	51,644
W.R. Berkley Corp.	328,983	22,226,091
		1,905,884,259
Interactive Media and Services — 2.7%
Meta Platforms, Inc., Class A	1,003,542	574,367,228
IT Services — 0.6%
Accenture PLC, Class A	193,825	36,780,232
CoreWeave, Inc., Class A(1)	1,134,739	96,327,994
		133,108,226
Machinery — 3.6%
AGCO Corp.	126,001	14,907,178
Caterpillar, Inc.	448,402	357,587,143
Cummins, Inc.	178,850	100,942,940
147

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Deere & Co.	374,831	$245,480,570
Graco, Inc.	24,932	1,930,485
Mueller Industries, Inc.	319,556	19,943,490
Oshkosh Corp.	41,377	6,376,610
Terex Corp.	12,663	804,227
Toro Co.	386,763	37,829,289
		785,801,932
Media — 0.3%
Fox Corp., Class A	305,227	20,557,038
Fox Corp., Class B	216,273	13,023,960
Paramount Skydance Corp., Class B	1,923,724	20,987,829
		54,568,827
Metals and Mining — 0.5%
Commercial Metals Co.	19,900	1,342,653
Freeport-McMoRan, Inc.	1,483,368	112,350,292
		113,692,945
Oil, Gas and Consumable Fuels — 13.4%
Antero Midstream Corp.	1,216,846	27,281,687
Antero Resources Corp.(1)	1,138,051	43,792,202
APA Corp.	1,673,121	72,195,171
Cheniere Energy, Inc.	467,777	136,445,873
Chevron Corp.	805,073	165,957,748
Chord Energy Corp.	241,887	35,583,997
Comstock Resources, Inc.(1)	15,456	223,030
ConocoPhillips	1,920,408	254,434,856
Devon Energy Corp.	2,216,113	107,503,642
Diamondback Energy, Inc.	467,548	93,734,023
EOG Resources, Inc.	1,308,304	189,651,748
EQT Corp.	1,398,255	75,757,456
Expand Energy Corp.	437,121	42,907,797
ExxonMobil Holdings Corp.	3,159,717	508,556,290
Hess Midstream LP, Class A	555,881	22,351,975
HF Sinclair Corp.	496,800	50,479,848
Magnolia Oil & Gas Corp., Class A	99,452	2,670,286
Marathon Petroleum Corp.	529,665	197,734,538
Matador Resources Co.	298,432	17,312,040
Murphy Oil Corp.	103,657	3,775,188
Occidental Petroleum Corp.	1,608,512	96,800,252
ONEOK, Inc.	310,213	29,783,550
Ovintiv, Inc.	598,987	39,323,497
PBF Energy, Inc., Class A	287,826	21,008,420
Permian Resources Corp.	2,975,045	69,288,798
Phillips 66	279,241	68,855,246
Range Resources Corp.	890,821	36,808,724
SM Energy Co.	799,404	29,721,841
Targa Resources Corp.	584,132	171,530,362
Valero Energy Corp.	296,863	106,550,068
Williams Cos., Inc.	2,379,406	178,574,420
		2,896,594,573
Passenger Airlines — 1.5%
Alaska Air Group, Inc.(1)	187,161	7,735,364
Delta Air Lines, Inc.	1,979,597	154,408,566
148

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Southwest Airlines Co.	1,223,112	$47,126,506
United Airlines Holdings, Inc.(1)	1,115,888	120,504,745
		329,775,181
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	247,484	25,317,613
Pharmaceuticals — 3.0%
Eli Lilly & Co.	375,427	434,267,674
Jazz Pharmaceuticals PLC(1)	221,605	55,551,941
Merck & Co., Inc.	776,100	114,676,536
Viatris, Inc.	2,511,192	41,459,780
		645,955,931
Professional Services — 0.4%
Automatic Data Processing, Inc.	183,026	52,374,720
Paycom Software, Inc.	92,721	22,169,591
Paylocity Holding Corp.(1)	87,307	13,988,328
		88,532,639
Real Estate Management and Development — 0.0%
Opendoor Technologies, Inc.(1)(2)	380,913	1,218,922
Semiconductors and Semiconductor Equipment — 4.5%
Amkor Technology, Inc.	96,398	4,559,625
Applied Materials, Inc.	1,970	903,028
Cirrus Logic, Inc.(1)	106,040	11,612,441
First Solar, Inc.(1)	206,722	41,737,172
Lam Research Corp.	1,662	501,076
Micron Technology, Inc.	672,871	645,101,614
ON Semiconductor Corp.(1)	902,486	66,865,188
QUALCOMM, Inc.	1,137,544	193,928,501
Skyworks Solutions, Inc.	190,296	12,751,735
		977,960,380
Software — 3.8%
Cipher Digital, Inc.(1)	205	3,177
Circle Internet Group, Inc.(1)	162,215	15,499,643
Clear Secure, Inc., Class A	82,619	3,647,629
Docusign, Inc.(1)	367,677	24,365,955
Fortinet, Inc.(1)	214,956	36,742,429
InterDigital, Inc.	99,806	33,438,004
Microsoft Corp.	1,399,003	709,700,232
Pegasystems, Inc.	142,912	5,260,591
		828,657,660
Specialty Retail — 4.7%
Abercrombie & Fitch Co., Class A(1)	62,665	8,966,108
AutoNation, Inc.(1)	77,865	15,670,331
Best Buy Co., Inc.	952,194	76,318,349
Burlington Stores, Inc.(1)	233,057	60,538,886
Chewy, Inc., Class A(1)	101,934	2,426,029
Five Below, Inc.(1)	194,649	48,047,159
Gap, Inc.	1,170,325	26,109,951
Lithia Motors, Inc.	68,701	25,235,251
Murphy USA, Inc.	80,145	41,305,932
Ross Stores, Inc.	807,421	184,527,995
TJX Cos., Inc.	1,974,246	264,371,282
Tractor Supply Co.	1,697,746	59,251,336
Ulta Beauty, Inc.(1)	161,940	86,977,974
149

Schedule of Investments - Avantis U.S. Large Cap Value ETF

	Shares	Value
Urban Outfitters, Inc.(1)	135,587	$10,940,515
Victoria's Secret & Co.(1)	39,123	3,341,496
Williams-Sonoma, Inc.	415,887	94,926,208
		1,008,954,802
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	1,753,576	555,620,556
Sandisk Corp.(1)	8,175	12,807,772
		568,428,328
Textiles, Apparel and Luxury Goods — 0.9%
Crocs, Inc.(1)	95,781	11,530,117
Deckers Outdoor Corp.(1)	629,925	54,853,869
Levi Strauss & Co., Class A	471,515	9,788,651
Lululemon Athletica, Inc.(1)	431,418	51,882,329
Ralph Lauren Corp.	130,252	45,184,419
VF Corp.	1,243,887	16,717,841
		189,957,226
Trading Companies and Distributors — 1.2%
Fastenal Co.	1,746,078	86,099,106
Ferguson Enterprises, Inc.	33,207	7,455,304
GATX Corp.	20,298	3,550,729
WW Grainger, Inc.	119,111	155,974,663
		253,079,802
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	719,729	129,867,901
TOTAL COMMON STOCKS (Cost $19,057,855,762)		21,557,389,505
SHORT-TERM INVESTMENTS — 0.0%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,208,986	8,208,986
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,005,050	1,005,050
TOTAL SHORT-TERM INVESTMENTS (Cost $9,214,036)		9,214,036
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $19,067,069,798)		21,566,603,541
OTHER ASSETS AND LIABILITIES — 0.1%		21,719,202
TOTAL NET ASSETS — 100.0%		$21,588,322,743

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $919,240. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,005,050.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.
150

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 2.1%
AeroVironment, Inc.(1)	496	$73,582
ATI, Inc.(1)	9,017	1,841,271
BWX Technologies, Inc.	5,112	778,507
Carpenter Technology Corp.	3,051	1,453,557
Curtiss-Wright Corp.	1,946	1,133,603
HEICO Corp.	1,508	499,374
HEICO Corp., Class A	2,674	652,911
Hexcel Corp.	3,413	316,283
Huntington Ingalls Industries, Inc.	2,155	627,536
Kratos Defense & Security Solutions, Inc.(1)	2,590	132,038
Leonardo DRS, Inc.	3,495	132,810
Moog, Inc., Class A	1,674	621,891
StandardAero, Inc.(1)	10,928	267,627
Textron, Inc.	9,224	743,085
Woodward, Inc.	3,223	1,095,240
		10,369,315
Air Freight and Logistics — 0.5%
CH Robinson Worldwide, Inc.	6,263	937,320
Expeditors International of Washington, Inc.	7,846	1,487,994
		2,425,314
Automobile Components — 0.5%
Aptiv PLC(1)	12,055	539,582
Autoliv, Inc.	4,273	517,930
BorgWarner, Inc.	14,397	923,712
Lear Corp.	2,471	308,850
Mobileye Global, Inc., Class A(1)	5,588	47,666
		2,337,740
Automobiles — 0.4%
Ford Motor Co.	101,446	1,414,157
Lucid Group, Inc.(1)	1	5
Rivian Automotive, Inc., Class A(1)	44,369	712,566
		2,126,728
Banks — 4.1%
Banco Santander SA, ADR	11,379	165,678
BOK Financial Corp.	1,066	145,061
Central BanCo, Inc., Class A	6,824	219,085
Citizens Financial Group, Inc.	22,150	1,525,471
Columbia Banking System, Inc.	16,109	477,471
Commerce Bancshares, Inc.	8,086	466,643
Cullen/Frost Bankers, Inc.	3,384	544,384
East West Bancorp, Inc.	8,151	1,034,036
Fifth Third Bancorp	46,810	2,516,974
First Citizens BancShares, Inc., Class A	418	904,719
First Horizon Corp.	26,677	648,785
FNB Corp.	1,728	31,501
Glacier Bancorp, Inc.(2)	618	28,620
Huntington Bancshares, Inc.	107,827	1,799,093
KeyCorp	60,607	1,309,717
M&T Bank Corp.	8,058	1,885,089
Old National Bancorp	18,436	471,593
151

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Pinnacle Financial Partners, Inc.	7,681	$767,870
Popular, Inc.	3,770	634,076
Prosperity Bancshares, Inc.	5,567	398,375
Regions Financial Corp.	47,580	1,421,690
Southstate Bank Corp.	5,535	580,566
UMB Financial Corp.	3,768	533,662
Valley National Bancorp	25,730	350,957
Western Alliance Bancorp	5,795	452,763
Wintrust Financial Corp.	3,891	585,051
Zions Bancorp NA	8,873	591,740
		20,490,670
Beverages — 0.9%
Brown-Forman Corp., Class A	2,224	60,582
Brown-Forman Corp., Class B	15,153	402,615
Celsius Holdings, Inc.(1)	9,336	293,617
Coca-Cola Consolidated, Inc.	2,717	531,364
Constellation Brands, Inc., Class A	7,635	997,284
Keurig Dr. Pepper, Inc.	46,582	1,484,102
Molson Coors Beverage Co., Class B	9,208	366,110
Primo Brands Corp., Class A	13,133	299,695
		4,435,369
Biotechnology — 2.8%
Alkermes PLC(1)	9,255	434,892
Alnylam Pharmaceuticals, Inc.(1)	5,220	1,256,402
Biogen, Inc.(1)	8,279	1,793,645
BioMarin Pharmaceutical, Inc.(1)	10,128	660,649
Exelixis, Inc.(1)	15,762	861,236
Halozyme Therapeutics, Inc.(1)	6,528	695,167
Incyte Corp.(1)	9,281	1,143,605
Krystal Biotech, Inc.(1)	1,336	480,105
Kymera Therapeutics, Inc.(1)	2,191	260,313
Moderna, Inc.(1)	20,300	2,848,902
Neurocrine Biosciences, Inc.(1)	5,618	865,341
Oruka Therapeutics, Inc.(1)	126	11,670
Roivant Sciences Ltd.(1)	25,282	875,768
United Therapeutics Corp.(1)	2,500	1,275,950
Vaxcyte, Inc.(1)	6,878	417,770
		13,881,415
Broadline Retail — 0.7%
Coupang, Inc.(1)	53,677	862,053
Dillard's, Inc., Class A	195	122,064
eBay, Inc.	23,693	2,453,647
		3,437,764
Building Products — 1.1%
A.O. Smith Corp.	6,382	377,368
AAON, Inc.	2,911	221,149
Advanced Drainage Systems, Inc.	4,346	589,882
Allegion PLC	2,996	465,129
Armstrong World Industries, Inc.	1,743	300,807
Builders FirstSource, Inc.(1)	4,861	322,770
Carlisle Cos., Inc.	2,084	722,273
Lennox International, Inc.	1,739	665,411
Masco Corp.	4,177	301,412
152

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Modine Manufacturing Co.(1)	414	$73,870
Owens Corning	5,186	716,446
Simpson Manufacturing Co., Inc.	2,372	433,151
Zurn Elkay Water Solutions Corp.	8,408	401,902
		5,591,570
Capital Markets — 4.7%
Ameriprise Financial, Inc.	4,974	2,751,169
Carlyle Group, Inc.	13,742	664,975
Cboe Global Markets, Inc.	5,480	1,645,096
Coinbase Global, Inc., Class A(1)	10,168	1,912,804
Evercore, Inc., Class A	2,126	608,950
FactSet Research Systems, Inc.	2,061	646,227
Franklin Templeton, Inc.	17,660	603,089
Freedom Holding Corp.(1)(2)	129	22,576
Galaxy Digital, Inc., Class A(1)	10,745	264,327
Houlihan Lokey, Inc.	2,022	269,512
Invesco Ltd.	12,406	406,669
Jefferies Financial Group, Inc.	8,103	426,542
LPL Financial Holdings, Inc.	4,590	1,698,920
Morningstar, Inc.	973	213,029
Northern Trust Corp.	11,241	2,085,880
PJT Partners, Inc., Class A	884	159,465
Raymond James Financial, Inc.	9,986	1,779,206
SEI Investments Co.	6,033	669,542
State Street Corp.	15,522	2,970,600
Stifel Financial Corp.	8,205	662,800
StoneX Group, Inc.(1)	6,451	441,764
T. Rowe Price Group, Inc.	12,575	1,399,346
Tradeweb Markets, Inc., Class A	5,295	570,272
Virtu Financial, Inc., Class A	4,892	321,111
		23,193,871
Chemicals — 2.3%
Albemarle Corp.	6,775	914,422
Axalta Coating Systems Ltd.(1)	11,160	406,447
CF Industries Holdings, Inc.	10,072	1,309,662
Corteva, Inc.	14,380	1,216,980
Dow, Inc.	39,302	1,199,497
Eastman Chemical Co.	6,332	458,690
International Flavors & Fragrances, Inc.	12,213	1,054,348
LyondellBasell Industries NV, Class A	18,356	1,194,609
Mosaic Co.	15,394	371,303
NewMarket Corp.	379	340,228
PPG Industries, Inc.	11,613	1,302,630
RPM International, Inc.	6,938	722,246
Solstice Advanced Materials, Inc.	9,864	625,279
Westlake Corp.	2,001	150,215
		11,266,556
Commercial Services and Supplies — 1.3%
Clean Harbors, Inc.(1)	2,664	839,826
Copart, Inc.(1)	30,859	1,018,038
MSA Safety, Inc.	1,721	321,431
Rollins, Inc.	15,626	563,630
Tetra Tech, Inc.	10,049	363,171
153

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Veralto Corp.	11,740	$1,157,212
Waste Connections, Inc.	12,072	1,995,743
		6,259,051
Communications Equipment — 0.9%
Applied Optoelectronics, Inc.(1)	162	17,446
Ciena Corp.(1)	6,251	2,392,883
F5, Inc.(1)	3,266	1,329,687
Ubiquiti, Inc.	177	104,433
Viasat, Inc.(1)	8,394	564,664
Viavi Solutions, Inc.(1)	6,747	244,849
		4,653,962
Construction and Engineering — 2.0%
AECOM	6,115	412,334
API Group Corp.(1)	16,808	659,714
Argan, Inc.	844	358,692
Comfort Systems USA, Inc.	1,563	2,415,804
Dycom Industries, Inc.(1)	1,631	474,964
EMCOR Group, Inc.	2,581	1,895,848
Everus Construction Group, Inc.(1)	2,461	283,335
Fluor Corp.(1)	7,897	430,465
IES Holdings, Inc.(1)	1,170	354,510
Legence Corp., Class A(1)	2,388	127,925
MasTec, Inc.(1)	3,717	891,262
MYR Group, Inc.(1)	495	144,253
Sterling Infrastructure, Inc.(1)	1,827	858,818
Valmont Industries, Inc.	1,085	509,581
		9,817,505
Construction Materials — 0.8%
Eagle Materials, Inc.	1,607	312,176
Martin Marietta Materials, Inc.	3,002	1,557,137
Vulcan Materials Co.	6,882	1,855,250
		3,724,563
Consumer Finance — 0.8%
Ally Financial, Inc.	17,289	729,769
Figure Technology Solutions, Inc., Class A(1)	1,408	51,660
OneMain Holdings, Inc.	7,122	444,840
SoFi Technologies, Inc.(1)(2)	61,105	1,092,557
Synchrony Financial	21,925	1,689,979
		4,008,805
Consumer Staples Distribution & Retail — 2.9%
Albertsons Cos., Inc., Class A	558	6,891
BJ's Wholesale Club Holdings, Inc.(1)	7,431	673,620
Casey's General Stores, Inc.	2,256	1,696,986
Dollar General Corp.	13,055	1,654,721
Dollar Tree, Inc.(1)	11,707	1,481,989
Kroger Co.	32,182	1,851,752
Maplebear, Inc.(1)	9,929	501,613
Performance Food Group Co.(1)	7,787	772,237
Sprouts Farmers Market, Inc.(1)	5,808	476,489
Sysco Corp.	24,525	1,988,487
Target Corp.	14,241	2,291,092
U.S. Foods Holding Corp.(1)	10,704	1,122,208
		14,518,085
154

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Containers and Packaging — 1.2%
AptarGroup, Inc.	3,563	$468,962
Avery Dennison Corp.	3,979	692,784
Ball Corp.	12,009	756,207
Crown Holdings, Inc.	5,691	662,375
International Paper Co.	27,355	1,037,575
Packaging Corp. of America	5,121	1,198,007
Smurfit Westrock PLC	29,576	1,387,114
		6,203,024
Distributors — 0.3%
Genuine Parts Co.	6,979	946,841
LKQ Corp.	10,493	263,374
Pool Corp.	1,673	312,048
		1,522,263
Diversified Consumer Services — 0.1%
Service Corp. International	6,863	560,295
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(1)	3,172	258,676
Liberty Capital Corp., Class A(1)	1	27
		258,703
Electric Utilities — 2.9%
Alliant Energy Corp.	9,862	670,419
Edison International	20,622	1,113,175
Entergy Corp.	16,030	1,704,149
Evergy, Inc.	8,744	708,439
Eversource Energy	18,100	1,269,534
Exelon Corp.	45,489	1,988,779
FirstEnergy Corp.	19,611	899,360
IDACORP, Inc.	466	63,451
NRG Energy, Inc.	7,867	866,314
OGE Energy Corp.	10,095	460,635
PG&E Corp.	94,537	1,254,506
Pinnacle West Capital Corp.	5,642	550,885
Portland General Electric Co.	2,238	109,349
PPL Corp.	29,896	1,020,350
Xcel Energy, Inc.	23,404	1,771,449
		14,450,794
Electrical Equipment — 2.0%
Acuity, Inc.	1,684	558,734
AMETEK, Inc.	2,751	646,953
Bloom Energy Corp., Class A(1)	8,977	1,851,955
EnerSys	1,969	362,020
Generac Holdings, Inc.(1)	3,299	611,569
Hubbell, Inc.	2,619	1,186,407
Nextpower, Inc., Class A(1)	8,790	721,044
nVent Electric PLC	8,878	1,338,358
Powell Industries, Inc.	1,772	318,482
Rockwell Automation, Inc.	5,680	2,410,762
Sensata Technologies Holding PLC	3,029	124,280
		10,130,564
Electronic Equipment, Instruments and Components — 2.9%
Advanced Energy Industries, Inc.	1,080	299,009
Arrow Electronics, Inc.(1)	3,113	636,391
155

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Avnet, Inc.	3,763	$337,014
CDW Corp.	6,423	973,598
Cognex Corp.	9,047	551,505
Coherent Corp.(1)	5,183	1,439,993
Flex Ltd.(1)	22,536	2,462,058
Ingram Micro Holding Corp.	937	26,395
Jabil, Inc.	6,391	1,950,917
Keysight Technologies, Inc.(1)	6,488	2,093,678
Littelfuse, Inc.	1,450	597,661
Plexus Corp.(1)	1,633	391,054
Sanmina Corp.(1)	2,966	583,472
TD SYNNEX Corp.	4,409	1,114,816
TTM Technologies, Inc.(1)	6,163	732,904
Vishay Intertechnology, Inc.	1,943	59,125
Zebra Technologies Corp., Class A(1)	193	68,235
		14,317,825
Energy Equipment and Services — 1.2%
Archrock, Inc.	2,873	90,557
Baker Hughes Co.	15,101	959,669
Halliburton Co.	48,686	1,794,079
Kodiak Gas Services, Inc.	3,965	233,023
Noble Corp. PLC	6,615	303,166
NOV, Inc.	18,880	401,955
Patterson-UTI Energy, Inc.	15	190
SLB Ltd.	3,834	230,423
TechnipFMC PLC	27,735	2,167,490
		6,180,552
Entertainment — 1.3%
Liberty Live Holdings, Inc., Class A(1)	418	41,583
Liberty Live Holdings, Inc., Class C(1)	428	44,307
Live Nation Entertainment, Inc.(1)	6,780	1,219,654
ROBLOX Corp., Class A(1)	19,365	799,581
Roku, Inc.(1)	5,766	904,858
Take-Two Interactive Software, Inc.(1)	8,518	1,871,405
Warner Bros Discovery, Inc.(1)	59,044	1,684,525
		6,565,913
Financial Services — 2.1%
Affirm Holdings, Inc.(1)	7,686	572,223
Block, Inc.(1)	25,282	2,073,630
Chime Financial, Inc., Class A(1)	1,472	48,738
Corebridge Financial, Inc.	14,821	482,275
Corpay, Inc.(1)	3,284	1,327,721
Enact Holdings, Inc.	666	32,101
Equitable Holdings, Inc.	9,310	466,710
Essent Group Ltd.	3,105	209,774
Fiserv, Inc.(1)	5,817	310,104
Jack Henry & Associates, Inc.	3,769	632,853
Jackson Financial, Inc., Class A	4,366	582,555
MGIC Investment Corp.	6,397	196,068
PayPal Holdings, Inc.	34,897	1,837,851
Rocket Cos., Inc., Class A(1)	32,998	442,503
Toast, Inc., Class A(1)	17,749	605,063
156

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Voya Financial, Inc.	5,311	$538,111
		10,358,280
Food Products — 2.0%
Archer-Daniels-Midland Co.	27,150	2,207,023
Bunge Global SA	8,646	1,004,752
Campbell's Co.(2)	6,271	148,497
Darling Ingredients, Inc.(1)	9,310	616,974
General Mills, Inc.	18,520	763,024
Hershey Co.	7,873	1,387,301
Hormel Foods Corp.	15,069	329,258
Ingredion, Inc.	3,381	349,798
J.M. Smucker Co.	4,794	628,781
Kraft Heinz Co.	46,490	1,193,398
Lamb Weston Holdings, Inc.	5,771	314,693
Pilgrim's Pride Corp.(1)	2,491	78,168
Smithfield Foods, Inc.	2,543	55,717
Tyson Foods, Inc., Class A	15,259	841,381
		9,918,765
Gas Utilities — 0.3%
Atmos Energy Corp.	5,845	971,030
National Fuel Gas Co.	4,413	366,544
Southwest Gas Holdings, Inc.	1,253	110,677
UGI Corp.	6,530	251,079
		1,699,330
Ground Transportation — 1.5%
JB Hunt Transport Services, Inc.	5,096	1,352,835
Knight-Swift Transportation Holdings, Inc.	9,031	618,714
Landstar System, Inc.	844	152,452
Old Dominion Freight Line, Inc.	11,328	2,265,147
Ryder System, Inc.	2,654	648,797
Saia, Inc.(1)	1,560	554,003
U-Haul Holding Co.(1)(2)	523	35,224
U-Haul Holding Co.	6,168	368,044
XPO, Inc.(1)	6,752	1,309,820
		7,305,036
Health Care Equipment and Supplies — 3.5%
Align Technology, Inc.(1)	3,945	630,372
Baxter International, Inc.	27,540	716,040
Becton Dickinson & Co.	12,005	2,258,261
Cooper Cos., Inc.(1)	9,778	685,340
Dexcom, Inc.(1)	22,285	2,029,272
Edwards Lifesciences Corp.(1)	27,631	2,507,513
GE HealthCare Technologies, Inc.	14,506	1,033,262
Globus Medical, Inc., Class A(1)	6,303	512,875
IDEXX Laboratories, Inc.(1)	3,303	1,838,747
Insulet Corp.(1)	3,432	510,201
Lantheus Holdings, Inc.(1)	1,106	111,662
ResMed, Inc.	6,804	1,633,641
Solventum Corp.(1)	6,920	630,135
STERIS PLC	4,938	1,148,776
Zimmer Biomet Holdings, Inc.	9,781	978,491
		17,224,588
157

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Health Care Providers and Services — 2.3%
BrightSpring Health Services, Inc.(1)	2,605	$152,132
Cencora, Inc.	1,813	586,687
Centene Corp.(1)	36,088	2,321,902
Chemed Corp.	65	33,716
DaVita, Inc.(1)	1,423	250,462
Encompass Health Corp.	5,665	680,990
Ensign Group, Inc.	3,102	534,351
HealthEquity, Inc.(1)	3,408	329,008
Hims & Hers Health, Inc.(1)(2)	4,764	140,919
Hinge Health, Inc., Class A(1)	324	29,989
Humana, Inc.	6,773	2,595,617
Labcorp Holdings, Inc.	4,127	1,372,888
Molina Healthcare, Inc.(1)	2,603	517,398
PACS Group, Inc.(1)	768	32,494
Tenet Healthcare Corp.(1)	4,127	1,097,411
Universal Health Services, Inc., Class B	2,982	507,924
		11,183,888
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	6,090	1,739,852
Hotels, Restaurants and Leisure — 2.8%
Aramark	14,172	798,025
Boyd Gaming Corp.	2,605	202,122
Brinker International, Inc.(1)	1,870	427,295
Carnival Corp. Ltd.	79,738	1,904,941
Cava Group, Inc.(1)	4,870	320,203
Chipotle Mexican Grill, Inc.(1)	63,732	2,423,728
Darden Restaurants, Inc.	6,252	1,339,554
DraftKings, Inc., Class A(1)	16,107	391,239
Dutch Bros, Inc., Class A(1)	7,332	358,242
Expedia Group, Inc.	6,043	1,916,356
Las Vegas Sands Corp.	15,339	672,002
Life Time Group Holdings, Inc.(1)	6,771	284,517
MGM Resorts International(1)	9,303	384,772
Navan, Inc., Class A(1)	763	22,173
Norwegian Cruise Line Holdings Ltd.(1)	30,110	485,975
Red Rock Resorts, Inc., Class A	1,034	58,069
Rush Street Interactive, Inc.(1)	2,346	60,433
Super Group SGHC Ltd.	6,179	83,664
Texas Roadhouse, Inc.	3,899	762,644
Viking Holdings Ltd.(1)	10,546	908,432
Wyndham Hotels & Resorts, Inc.	943	69,461
		13,873,847
Household Durables — 2.0%
Dr. Horton, Inc.	14,456	2,089,759
Garmin Ltd.	7,890	2,241,628
Installed Building Products, Inc.	939	228,017
Lennar Corp., B Shares	427	35,125
Lennar Corp., Class A	10,407	875,333
Mohawk Industries, Inc.(1)	2,485	318,701
NVR, Inc.(1)	99	625,208
PulteGroup, Inc.	10,919	1,379,288
SharkNinja, Inc.(1)	4,644	893,924
158

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Somnigroup International, Inc.	7,717	$499,676
Toll Brothers, Inc.	5,210	747,374
		9,934,033
Household Products — 0.7%
Church & Dwight Co., Inc.	12,748	1,271,995
Clorox Co.	2,890	282,295
Kimberly-Clark Corp.	16,465	1,777,397
		3,331,687
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	25,348	373,630
Brookfield Renewable Corp. (New York)	2	64
Clearway Energy, Inc., Class C	5,438	172,657
Ormat Technologies, Inc.	2,654	270,708
Talen Energy Corp.(1)	2,757	815,410
Vistra Corp.	18,395	2,526,921
		4,159,390
Industrial Conglomerates — 0.2%
DuPont de Nemours, Inc.	7,333	986,948
Insurance — 5.8%
American Financial Group, Inc.	4,144	590,727
American International Group, Inc.	30,963	2,364,335
Arch Capital Group Ltd.(1)	20,301	1,990,919
Assurant, Inc.	3,023	852,063
Axis Capital Holdings Ltd.	4,708	465,056
Cincinnati Financial Corp.	8,235	1,399,126
CNA Financial Corp.	1,050	50,999
Erie Indemnity Co., Class A	1,117	285,461
Everest Group Ltd.	2,333	874,058
Fidelity National Financial, Inc.	13,874	644,447
First American Financial Corp.	5,521	408,112
Globe Life, Inc.	4,899	845,910
Hanover Insurance Group, Inc.	1,434	324,242
Hartford Insurance Group, Inc.	17,642	2,423,658
Kinsale Capital Group, Inc.	1,084	405,308
Lincoln National Corp.	9,612	409,375
Loews Corp.	9,189	995,077
Markel Group, Inc.(1)	647	1,166,483
MetLife, Inc.	15,310	1,457,053
Old Republic International Corp.	13,162	549,250
Oscar Health, Inc., Class A(1)	13,721	411,081
Primerica, Inc.	2,061	592,847
Principal Financial Group, Inc.	13,040	1,436,486
Prudential Financial, Inc.	21,250	2,499,000
Reinsurance Group of America, Inc.	3,732	918,221
RenaissanceRe Holdings Ltd.	2,798	916,737
Ryan Specialty Holdings, Inc.	5,516	232,665
Unum Group	8,556	797,590
W.R. Berkley Corp.	15,887	1,073,326
Willis Towers Watson PLC	3,516	1,190,342
		28,569,954
Interactive Media and Services — 0.3%
Pinterest, Inc., Class A(1)	23,187	503,390
159

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Reddit, Inc., Class A(1)	7,556	$1,116,852
		1,620,242
IT Services — 1.6%
Akamai Technologies, Inc.(1)	8,323	904,044
Applied Digital Corp.(1)	14,915	378,990
Cognizant Technology Solutions Corp., Class A	25,349	1,637,039
CoreWeave, Inc., Class A(1)	17,787	1,509,939
DigitalOcean Holdings, Inc.(1)	4,234	468,662
Gartner, Inc.(1)	3,384	670,404
GoDaddy, Inc., Class A(1)	6,755	661,179
MongoDB, Inc.(1)	560	253,887
Twilio, Inc., Class A(1)	6,300	1,484,469
		7,968,613
Leisure Products — 0.1%
Hasbro, Inc.	7,392	695,587
Life Sciences Tools and Services — 2.5%
10X Genomics, Inc., Class A(1)	841	52,520
Agilent Technologies, Inc.	14,135	2,170,571
Avantor, Inc.(1)	24,931	362,497
Bio-Rad Laboratories, Inc., Class A(1)	954	368,359
Bio-Techne Corp.	7,880	569,803
Bruker Corp.	4,026	233,548
Charles River Laboratories International, Inc.(1)	2,321	669,005
Illumina, Inc.(1)	8,122	1,735,103
IQVIA Holdings, Inc.(1)	7,703	2,011,947
Medpace Holdings, Inc.(1)	1,259	747,833
Mettler-Toledo International, Inc.(1)	38	53,395
Repligen Corp.(1)	283	51,217
Waters Corp.(1)	4,416	1,831,006
West Pharmaceutical Services, Inc.	3,947	1,346,361
		12,203,165
Machinery — 3.3%
AGCO Corp.	3,507	414,913
Allison Transmission Holdings, Inc.	482	60,592
Crane Co.	2,503	513,290
Donaldson Co., Inc.	6,459	587,059
Dover Corp.	6,551	1,272,401
ESCO Technologies, Inc.	1,398	381,696
Federal Signal Corp.	2,714	317,538
Flowserve Corp.	7,383	583,921
Gates Industrial Corp. Ltd.(1)	3,666	93,776
Graco, Inc.	8,684	672,402
IDEX Corp.	2,115	483,574
Ingersoll Rand, Inc.	13,302	1,024,919
JBT Marel Corp.	1,550	181,148
Lincoln Electric Holdings, Inc.	2,908	817,817
Middleby Corp.(1)	1,520	168,477
Mueller Industries, Inc.	12,477	778,690
Nordson Corp.	935	300,808
Oshkosh Corp.	3,620	557,878
Pentair PLC	5,199	314,332
Snap-on, Inc.	2,810	1,085,531
SPX Technologies, Inc.(1)	2,425	477,119
160

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Stanley Black & Decker, Inc.	5,688	$548,153
Symbotic, Inc.(1)	2,601	103,182
Terex Corp.	5,598	355,529
Timken Co.	3,830	461,323
Toro Co.	5,850	572,188
Watts Water Technologies, Inc., Class A	1,395	510,221
Westinghouse Air Brake Technologies Corp.	5,917	1,691,848
Xylem, Inc.	10,634	1,170,910
		16,501,235
Marine Transportation — 0.1%
Kirby Corp.(1)	2,825	400,755
Media — 1.1%
Charter Communications, Inc., Class A(1)	4,115	627,290
EchoStar Corp., Class A(1)(2)	6,861	593,065
Fox Corp., Class A	10,395	700,103
Fox Corp., Class B	7,167	431,597
New York Times Co., Class A	8,353	561,906
News Corp., Class A	18,360	563,836
News Corp., Class B	6,019	207,114
Omnicom Group, Inc.	9,728	851,492
Paramount Skydance Corp., Class B	51,367	560,414
Trade Desk, Inc., Class A(1)	15,359	210,725
		5,307,542
Metals and Mining — 1.7%
Alcoa Corp.	2,157	107,742
Coeur Mining, Inc.	17,519	364,045
Commercial Metals Co.	6,038	407,384
Hecla Mining Co.	35,314	701,689
MP Materials Corp.(1)(2)	3,301	180,730
Nucor Corp.	11,042	2,756,525
Reliance, Inc.	2,793	1,072,652
Royal Gold, Inc.	4,414	1,154,128
Steel Dynamics, Inc.	7,756	1,804,201
		8,549,096
Multi-Utilities — 1.4%
Ameren Corp.	11,245	1,192,082
CenterPoint Energy, Inc.	314	12,434
CMS Energy Corp.	9,899	673,726
Consolidated Edison, Inc.	14,601	1,562,599
DTE Energy Co.	7,422	1,006,646
NiSource, Inc.	8,017	328,056
Public Service Enterprise Group, Inc.	17,726	1,299,848
WEC Energy Group, Inc.	9,685	1,028,256
		7,103,647
Oil, Gas and Consumable Fuels — 5.7%
Antero Midstream Corp.	20,871	467,928
Antero Resources Corp.(1)	18,184	699,720
APA Corp.	27,730	1,196,549
Cheniere Energy, Inc.	10,168	2,965,904
Chord Energy Corp.	3,152	463,691
ConocoPhillips	2	265
Devon Energy Corp.	72,618	3,522,699
Diamondback Energy, Inc.	6,562	1,315,550
161

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
DT Midstream, Inc.	5,485	$718,645
EQT Corp.	37,353	2,023,786
Expand Energy Corp.	15,370	1,508,719
Hess Midstream LP, Class A	7,827	314,724
HF Sinclair Corp.	9,704	986,023
Kinetik Holdings, Inc.	1,093	59,929
Matador Resources Co.	5,567	322,942
Occidental Petroleum Corp.	36,931	2,222,508
ONEOK, Inc.	16,651	1,598,662
Ovintiv, Inc.	13,804	906,233
PBF Energy, Inc., Class A	1,994	145,542
Permian Resources Corp.	56,868	1,324,456
Range Resources Corp.	14,743	609,181
SM Energy Co.	14,600	542,828
Targa Resources Corp.	8,574	2,517,755
Texas Pacific Land Corp.	3,592	1,344,629
Viper Energy, Inc., Class A	9,279	415,606
		28,194,474
Passenger Airlines — 1.2%
Delta Air Lines, Inc.	33,800	2,636,400
Southwest Airlines Co.	29,838	1,149,658
United Airlines Holdings, Inc.(1)	21,558	2,328,049
		6,114,107
Personal Care Products — 0.6%
Estee Lauder Cos., Inc., Class A	12,591	1,288,059
Kenvue, Inc.	89,452	1,688,854
		2,976,913
Pharmaceuticals — 1.0%
Crinetics Pharmaceuticals, Inc.(1)	1,586	134,731
Elanco Animal Health, Inc.(1)	24,905	595,728
Jazz Pharmaceuticals PLC(1)	4,091	1,025,532
Royalty Pharma PLC, Class A	22,230	1,365,144
Viatris, Inc.	75,373	1,244,408
Zoetis, Inc.	10,253	790,506
		5,156,049
Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	6,176	467,214
Broadridge Financial Solutions, Inc.	5,693	1,038,289
Concentrix Corp.	8	241
Equifax, Inc.	5,502	1,040,758
Jacobs Solutions, Inc.	4,565	680,413
Leidos Holdings, Inc.	5,876	823,874
Paychex, Inc.	13,818	1,759,584
Paycom Software, Inc.	2,344	560,451
Paylocity Holding Corp.(1)	1,974	316,274
SS&C Technologies Holdings, Inc.	286	23,730
UL Solutions, Inc., Class A	4,127	307,544
Verisk Analytics, Inc.	4,527	877,242
		7,895,614
Real Estate Management and Development — 0.6%
CBRE Group, Inc., Class A(1)	13,565	1,977,913
CoStar Group, Inc.(1)	5,884	188,700
Jones Lang LaSalle, Inc.(1)	2,207	807,475
162

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Zillow Group, Inc., Class A(1)(2)	121	$4,331
Zillow Group, Inc., Class C(1)	492	17,200
		2,995,619
Semiconductors and Semiconductor Equipment — 3.0%
ACM Research, Inc., Class A(1)	778	56,654
Allegro MicroSystems, Inc.(1)	7,318	265,277
Amkor Technology, Inc.	9,807	463,871
Cirrus Logic, Inc.(1)	2,732	299,181
Credo Technology Group Holding Ltd.(1)	5,730	1,296,069
First Solar, Inc.(1)	5,970	1,205,343
FormFactor, Inc.(1)	461	46,381
GLOBALFOUNDRIES, Inc.	7,994	357,252
IonQ, Inc.(1)(2)	18,916	743,588
Microchip Technology, Inc.	9,708	713,053
MKS, Inc.	3,771	966,281
Monolithic Power Systems, Inc.	1,327	1,682,331
ON Semiconductor Corp.(1)	26,267	1,946,122
Onto Innovation, Inc.(1)	2,698	720,933
Qorvo, Inc.(1)	4,573	439,374
Rambus, Inc.(1)	5,878	509,564
Semtech Corp.(1)	41	5,451
Skyworks Solutions, Inc.	8,956	600,142
Teradyne, Inc.	7,033	2,460,354
		14,777,221
Software — 2.2%
Appfolio, Inc., Class A(1)	479	112,187
Aurora Innovation, Inc.(1)	891	5,016
Autodesk, Inc.(1)	6,714	1,735,770
Bentley Systems, Inc., Class B(2)	6,262	230,128
BitMine Immersion Technologies, Inc.	8,146	206,257
Circle Internet Group, Inc.(1)	1,106	105,678
Clear Secure, Inc., Class A	5,207	229,889
Docusign, Inc.(1)	10,508	696,365
Dynatrace, Inc.(1)	8,084	441,306
Elastic NV(1)	321	31,314
HubSpot, Inc.(1)	1,413	369,302
InterDigital, Inc.	1,277	427,833
Manhattan Associates, Inc.(1)	3,236	722,243
Riot Platforms, Inc.(1)	21,978	417,472
SailPoint, Inc.(1)(2)	1,597	32,834
Strategy, Inc., Class A(1)	15,804	2,100,984
UiPath, Inc., Class A(1)	14,975	279,583
Workday, Inc., Class A(1)	6,187	1,221,623
Zoom Communications, Inc., Class A(1)	13,938	1,347,526
		10,713,310
Specialty Retail — 2.1%
AutoNation, Inc.(1)	1,638	329,647
Best Buy Co., Inc.	12,787	1,024,878
Burlington Stores, Inc.(1)	3,734	969,944
CarMax, Inc.(1)	4,641	284,633
Chewy, Inc., Class A(1)	9,305	221,459
Dick's Sporting Goods, Inc.	3,179	429,483
Five Below, Inc.(1)	3,388	836,294
163

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
Floor & Decor Holdings, Inc., Class A(1)(2)	4,425	$222,445
GameStop Corp., Class A(1)	15,380	282,684
Gap, Inc.	15,005	334,762
Lithia Motors, Inc.	1,293	474,945
Murphy USA, Inc.	1,079	556,106
Penske Automotive Group, Inc.	992	214,857
Tractor Supply Co.	30,137	1,051,781
Ulta Beauty, Inc.(1)	2,524	1,355,640
Urban Outfitters, Inc.(1)	894	72,137
Victoria's Secret & Co.(1)	954	81,481
Williams-Sonoma, Inc.	6,920	1,579,490
		10,322,666
Technology Hardware, Storage and Peripherals — 1.8%
Everpure, Inc., Class A(1)	15,800	1,468,610
NetApp, Inc.	11,276	2,089,330
Super Micro Computer, Inc.(1)	30,608	1,141,066
Western Digital Corp.	9,118	4,108,115
		8,807,121
Textiles, Apparel and Luxury Goods — 0.9%
Amer Sports, Inc.(1)	9,054	276,600
Birkenstock Holding PLC(1)(2)	2,302	80,363
Deckers Outdoor Corp.(1)	8,817	767,784
Levi Strauss & Co., Class A	6,092	126,470
Lululemon Athletica, Inc.(1)	5,688	684,039
Ralph Lauren Corp.	2,180	756,242
Tapestry, Inc.	11,461	1,414,173
VF Corp.	19,216	258,263
		4,363,934
Trading Companies and Distributors — 1.9%
Applied Industrial Technologies, Inc.	2,078	673,230
Core & Main, Inc., Class A(1)	8,854	380,368
Fastenal Co.	38,682	1,907,409
Ferguson Enterprises, Inc.	7,746	1,739,055
GATX Corp.	871	152,364
MSC Industrial Direct Co., Inc., Class A	151	17,951
QXO, Inc.(1)	39,131	519,660
United Rentals, Inc.	2,113	2,193,294
Watsco, Inc.(2)	1,862	576,885
WESCO International, Inc.	2,570	874,828
WW Grainger, Inc.	280	366,657
		9,401,701
Water Utilities — 0.0%
American Water Works Co., Inc.	532	73,538
TOTAL COMMON STOCKS (Cost $440,517,902)		495,155,963
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	1,403	3,255
RIGHTS — 0.0%
Health Care Equipment and Supplies — 0.0%
Hologic, Inc.(1) (Cost $81)	8,128	81
164

Schedule of Investments - Avantis U.S. Mid Cap Equity ETF

	Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	397,265	$397,265
State Street Navigator Securities Lending Government Money Market Portfolio(3)	862,008	862,008
TOTAL SHORT-TERM INVESTMENTS (Cost $1,259,273)		1,259,273
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $441,777,256)		496,418,572
OTHER ASSETS AND LIABILITIES — (0.1)%		(482,262)
TOTAL NET ASSETS — 100.0%		$495,936,310

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,448,316. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,522,940, which includes securities collateral of $1,660,932.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

165

Schedule of Investments - Avantis U.S. Mid Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.8%
ATI, Inc.(1)	32,503	$6,637,113
Carpenter Technology Corp.	9,043	4,308,266
Hexcel Corp.	8,856	820,685
Moog, Inc., Class A	6,552	2,434,068
		14,200,132
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	1	150
Expeditors International of Washington, Inc.	30,761	5,833,823
		5,833,973
Automobile Components — 0.9%
Aptiv PLC(1)	20,039	896,946
Autoliv, Inc.	16,165	1,959,360
BorgWarner, Inc.	54,730	3,511,477
Lear Corp.	4,054	506,709
		6,874,492
Banks — 4.9%
Banco Santander SA, ADR	27,963	407,141
BOK Financial Corp.	3,366	458,045
Central BanCo, Inc., Class A	13,560	435,344
Columbia Banking System, Inc.	49,345	1,462,586
Commerce Bancshares, Inc.	26,882	1,551,360
Cullen/Frost Bankers, Inc.	11,184	1,799,170
East West Bancorp, Inc.	26,580	3,371,939
First Citizens BancShares, Inc., Class A	1,384	2,995,530
First Horizon Corp.	58,249	1,416,616
Huntington Bancshares, Inc.	77,797	1,298,043
KeyCorp	129,132	2,790,543
M&T Bank Corp.	25,226	5,901,370
Old National Bancorp	40,767	1,042,820
Pinnacle Financial Partners, Inc.	1	100
Popular, Inc.	12,539	2,108,934
Regions Financial Corp.	94,388	2,820,313
Southstate Bank Corp.	13,121	1,376,262
UMB Financial Corp.	10,070	1,426,214
Valley National Bancorp	18,519	252,599
Western Alliance Bancorp	19,791	1,546,271
Wintrust Financial Corp.	12,681	1,906,715
Zions Bancorp NA	28,648	1,910,535
		38,278,450
Beverages — 0.9%
Brown-Forman Corp., Class A	8,877	241,810
Brown-Forman Corp., Class B	59,602	1,583,625
Celsius Holdings, Inc.(1)	536	16,857
Constellation Brands, Inc., Class A	31,083	4,060,062
Molson Coors Beverage Co., Class B	34,991	1,391,242
National Beverage Corp.	5	158
		7,293,754
Biotechnology — 1.6%
Biogen, Inc.(1)	770	166,820
Exelixis, Inc.(1)	59,295	3,239,879
166

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Incyte Corp.(1)	12,155	$1,497,739
Neurocrine Biosciences, Inc.(1)	19,737	3,040,090
United Therapeutics Corp.(1)	9,649	4,924,657
		12,869,185
Broadline Retail — 0.1%
Coupang, Inc.(1)	941	15,112
Dillard's, Inc., Class A	711	445,065
		460,177
Building Products — 1.5%
A.O. Smith Corp.	23,509	1,390,087
Advanced Drainage Systems, Inc.	16,870	2,289,765
Armstrong World Industries, Inc.	8,438	1,456,230
Carlisle Cos., Inc.	194	67,237
Lennox International, Inc.	5,537	2,118,678
Owens Corning	18,113	2,502,311
Simpson Manufacturing Co., Inc.	9,074	1,657,003
		11,481,311
Capital Markets — 6.5%
Ameriprise Financial, Inc.	17,476	9,666,150
Carlyle Group, Inc.	888	42,970
Evercore, Inc., Class A	6,641	1,902,182
FactSet Research Systems, Inc.	4,128	1,294,334
Galaxy Digital, Inc., Class A(1)	35,874	882,500
Jefferies Financial Group, Inc.	838	44,112
LPL Financial Holdings, Inc.	15,012	5,556,467
Northern Trust Corp.	35,266	6,543,959
Raymond James Financial, Inc.	32,704	5,826,872
SEI Investments Co.	4,418	490,310
State Street Corp.	49,158	9,407,858
Stifel Financial Corp.	27,051	2,185,180
StoneX Group, Inc.(1)	17,626	1,207,029
T. Rowe Price Group, Inc.	41,465	4,614,225
Victory Capital Holdings, Inc., Class A	73	8,615
Virtu Financial, Inc., Class A	13,533	888,306
		50,561,069
Chemicals — 2.2%
Albemarle Corp.	1,808	244,026
Axalta Coating Systems Ltd.(1)	26,964	982,029
CF Industries Holdings, Inc.	37,647	4,895,239
Eastman Chemical Co.	14,917	1,080,588
LyondellBasell Industries NV, Class A	65,692	4,275,235
Mosaic Co.	50,000	1,206,000
NewMarket Corp.	1,485	1,333,085
Olin Corp.	6	104
RPM International, Inc.	9,191	956,783
Solstice Advanced Materials, Inc.	35,857	2,272,975
		17,246,064
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	107,201	3,536,561
MSA Safety, Inc.	1,377	257,182
		3,793,743
Communications Equipment — 0.3%
Ubiquiti, Inc.	586	345,752
167

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Viasat, Inc.(1)	27,996	$1,883,291
		2,229,043
Construction and Engineering — 2.1%
Argan, Inc.	2,740	1,164,473
Comfort Systems USA, Inc.	3,519	5,439,037
EMCOR Group, Inc.	8,076	5,932,145
IES Holdings, Inc.(1)	4,266	1,292,598
Sterling Infrastructure, Inc.(1)	1,116	524,598
Valmont Industries, Inc.	4,335	2,035,976
		16,388,827
Construction Materials — 0.1%
Eagle Materials, Inc.	4,707	914,382
Consumer Finance — 1.1%
Ally Financial, Inc.	55,335	2,335,690
OneMain Holdings, Inc.	22,186	1,385,738
Synchrony Financial	60,732	4,681,222
		8,402,650
Consumer Staples Distribution & Retail — 5.1%
Albertsons Cos., Inc., Class A	5,164	63,775
BJ's Wholesale Club Holdings, Inc.(1)	27,758	2,516,263
Casey's General Stores, Inc.	8,231	6,191,441
Dollar General Corp.	51,347	6,508,232
Dollar Tree, Inc.(1)	44,821	5,673,890
Kroger Co.	125,721	7,233,986
Maplebear, Inc.(1)	37,304	1,884,598
Sprouts Farmers Market, Inc.(1)	18,911	1,551,459
Target Corp.	51,514	8,287,572
		39,911,216
Containers and Packaging — 1.9%
AptarGroup, Inc.	8,631	1,136,012
International Paper Co.	102,187	3,875,953
Packaging Corp. of America	19,754	4,621,251
Smurfit Westrock PLC	109,610	5,140,709
		14,773,925
Diversified Telecommunication Services — 0.1%
Globalstar, Inc.(1)	12,451	1,015,379
Electrical Equipment — 0.4%
Acuity, Inc.	6,299	2,089,945
EnerSys	6,359	1,169,166
Nextpower, Inc., Class A(1)	2,785	228,454
		3,487,565
Electronic Equipment, Instruments and Components — 2.1%
Arrow Electronics, Inc.(1)	1,487	303,988
Flex Ltd.(1)	82,597	9,023,722
Ingram Micro Holding Corp.	1,015	28,593
Jabil, Inc.	22,378	6,831,108
		16,187,411
Energy Equipment and Services — 2.2%
Halliburton Co.	185,572	6,838,328
Noble Corp. PLC	20,452	937,315
NOV, Inc.	63,957	1,361,644
Patterson-UTI Energy, Inc.	4	51
TechnipFMC PLC	101,591	7,939,337
168

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Weatherford International PLC	3	$293
		17,076,968
Entertainment — 0.4%
ROBLOX Corp., Class A(1)	71,644	2,958,181
Financial Services — 1.9%
Corebridge Financial, Inc.	47,586	1,548,448
Enact Holdings, Inc.	2,726	131,393
Essent Group Ltd.	10,010	676,276
Jack Henry & Associates, Inc.	13,289	2,231,356
Jackson Financial, Inc., Class A	14,608	1,949,145
MGIC Investment Corp.	18,689	572,818
PayPal Holdings, Inc.	116,908	6,156,960
Toast, Inc., Class A(1)	7,664	261,266
Voya Financial, Inc.	15,494	1,569,852
		15,097,514
Food Products — 1.6%
Darling Ingredients, Inc.(1)	10,373	687,419
Hershey Co.	25,898	4,563,487
Ingredion, Inc.	12,445	1,287,560
Kraft Heinz Co.	50,535	1,297,233
Lamb Weston Holdings, Inc.	18,620	1,015,349
Pilgrim's Pride Corp.(1)	8,749	274,544
Smithfield Foods, Inc.	9,694	212,395
Tyson Foods, Inc., Class A	53,546	2,952,526
		12,290,513
Ground Transportation — 2.6%
JB Hunt Transport Services, Inc.	19,593	5,201,354
Landstar System, Inc.	2,448	442,182
Old Dominion Freight Line, Inc.	43,731	8,744,451
Ryder System, Inc.	10,033	2,452,667
Saia, Inc.(1)	4,978	1,767,837
U-Haul Holding Co.(1)(2)	1,790	120,556
U-Haul Holding Co.	23,646	1,410,957
		20,140,004
Health Care Equipment and Supplies — 2.4%
Align Technology, Inc.(1)	1,506	240,644
Dexcom, Inc.(1)	78,160	7,117,249
IDEXX Laboratories, Inc.(1)	14,503	8,073,675
Insulet Corp.(1)	4,896	727,839
Lantheus Holdings, Inc.(1)	1,275	128,724
ResMed, Inc.	10,366	2,488,877
		18,777,008
Health Care Providers and Services — 1.9%
Centene Corp.(1)	133,848	8,611,780
Encompass Health Corp.	19,660	2,363,328
Ensign Group, Inc.	7,187	1,238,033
Hinge Health, Inc., Class A(1)	1,485	137,452
PACS Group, Inc.(1)	3,177	134,419
Universal Health Services, Inc., Class B	11,865	2,020,965
		14,505,977
Hotels, Restaurants and Leisure — 4.7%
Boyd Gaming Corp.	8,833	685,352
Brinker International, Inc.(1)	7,371	1,684,274
169

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Carnival Corp. Ltd.	306,153	$7,313,995
Chipotle Mexican Grill, Inc.(1)	266,982	10,153,325
Darden Restaurants, Inc.	21,950	4,703,007
Las Vegas Sands Corp.	62,694	2,746,624
Life Time Group Holdings, Inc.(1)	23,167	973,477
Norwegian Cruise Line Holdings Ltd.(1)	117,228	1,892,060
Red Rock Resorts, Inc., Class A	3,222	180,948
Super Group SGHC Ltd.	17,929	242,759
Texas Roadhouse, Inc.	14,988	2,931,653
Viking Holdings Ltd.(1)	41,470	3,572,226
		37,079,700
Household Durables — 3.0%
Dr. Horton, Inc.	54,372	7,860,016
Lennar Corp., B Shares	1,885	155,060
Lennar Corp., Class A	37,753	3,175,405
Meritage Homes Corp.	1	69
Mohawk Industries, Inc.(1)	9,193	1,179,002
NVR, Inc.(1)	437	2,759,756
PulteGroup, Inc.	42,091	5,316,935
SharkNinja, Inc.(1)	2,412	464,286
Toll Brothers, Inc.	18,821	2,699,873
		23,610,402
Household Products — 0.5%
Kimberly-Clark Corp.	35,293	3,809,879
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc.	4,425	451,350
Talen Energy Corp.(1)	10,478	3,098,973
		3,550,323
Insurance — 10.4%
American Financial Group, Inc.	13,567	1,933,976
American International Group, Inc.	104,229	7,958,927
Arch Capital Group Ltd.(1)	65,763	6,449,377
Assurant, Inc.	9,479	2,671,751
Axis Capital Holdings Ltd.	15,339	1,515,186
Cincinnati Financial Corp.	13,059	2,218,724
CNA Financial Corp.	3,760	182,623
Erie Indemnity Co., Class A	2,834	724,257
Everest Group Ltd.	7,341	2,750,306
Fidelity National Financial, Inc.	44,643	2,073,667
First American Financial Corp.	13,920	1,028,966
Globe Life, Inc.	15,961	2,755,986
Hanover Insurance Group, Inc.	3,889	879,342
Hartford Insurance Group, Inc.	54,492	7,486,111
Kinsale Capital Group, Inc.	3,993	1,492,983
Lincoln National Corp.	35,892	1,528,640
Loews Corp.	28,782	3,116,803
Markel Group, Inc.(1)	1,602	2,888,262
MetLife, Inc.	41,735	3,971,920
Old Republic International Corp.	42,678	1,780,953
Oscar Health, Inc., Class A(1)	36,919	1,106,093
Primerica, Inc.	6,692	1,924,954
Principal Financial Group, Inc.	42,805	4,715,399
Prudential Financial, Inc.	70,012	8,233,411
170

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Reinsurance Group of America, Inc.	12,198	$3,001,196
RenaissanceRe Holdings Ltd.	9,116	2,986,766
Unum Group	3,136	292,338
W.R. Berkley Corp.	51,742	3,495,690
		81,164,607
IT Services — 1.0%
Cognizant Technology Solutions Corp., Class A	51,693	3,338,334
CoreWeave, Inc., Class A(1)	56,585	4,803,501
		8,141,835
Leisure Products — 0.0%
Brunswick Corp.	1	76
Machinery — 2.0%
AGCO Corp.	13,304	1,573,996
Donaldson Co., Inc.	14,761	1,341,627
Flowserve Corp.	10,822	855,912
Graco, Inc.	31,888	2,469,088
Mueller Industries, Inc.	49,792	3,107,519
Oshkosh Corp.	10,454	1,611,066
Snap-on, Inc.	4,408	1,702,854
Timken Co.	2,884	347,378
Toro Co.	22,784	2,228,503
		15,237,943
Marine Transportation — 0.2%
Kirby Corp.(1)	10,520	1,492,367
Media — 0.4%
Fox Corp., Class A	6,570	442,489
Fox Corp., Class B	4,894	294,717
New York Times Co., Class A	3,506	235,849
News Corp., Class A	510	15,662
News Corp., Class B	172	5,918
Paramount Skydance Corp., Class B	185,657	2,025,518
Trade Desk, Inc., Class A(1)	22,015	302,046
		3,322,199
Metals and Mining — 1.4%
Commercial Metals Co.	18,508	1,248,735
Hecla Mining Co.	66,563	1,322,607
Nucor Corp.	34,864	8,703,449
		11,274,791
Oil, Gas and Consumable Fuels — 11.2%
Antero Midstream Corp.	78,524	1,760,508
Antero Resources Corp.(1)	61,338	2,360,286
APA Corp.	104,216	4,496,920
Cheniere Energy, Inc.	29,806	8,694,112
Chord Energy Corp.	11,507	1,692,795
Devon Energy Corp.	264,318	12,822,115
Diamondback Energy, Inc.	27,649	5,543,071
EQT Corp.	134,182	7,269,981
Expand Energy Corp.	58,079	5,701,035
Hess Midstream LP, Class A	29,297	1,178,032
HF Sinclair Corp.	7,726	785,039
Matador Resources Co.(2)	15,705	911,047
Occidental Petroleum Corp.	125,709	7,565,168
ONEOK, Inc.	62,488	5,999,473
171

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Ovintiv, Inc.	43,301	$2,842,711
PBF Energy, Inc., Class A	6,950	507,280
Permian Resources Corp.	208,523	4,856,501
Range Resources Corp.	55,590	2,296,979
SM Energy Co.	46,439	1,726,602
Targa Resources Corp.	29,710	8,724,341
		87,733,996
Passenger Airlines — 2.7%
Delta Air Lines, Inc.	122,375	9,545,250
Southwest Airlines Co.	81,209	3,128,983
United Airlines Holdings, Inc.(1)	79,366	8,570,734
		21,244,967
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., Class A	51,597	5,278,373
Pharmaceuticals — 1.2%
Jazz Pharmaceuticals PLC(1)	15,745	3,946,957
Viatris, Inc.	291,624	4,814,712
Zoetis, Inc.	4,863	374,937
		9,136,606
Professional Services — 0.4%
Clarivate PLC(1)	40	82
Paycom Software, Inc.	8,737	2,089,017
Paylocity Holding Corp.(1)	4,055	649,692
UL Solutions, Inc., Class A	5,189	386,684
		3,125,475
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.(1)	3,081	1,127,245
Semiconductors and Semiconductor Equipment — 2.1%
Amkor Technology, Inc.	37,201	1,759,607
Cirrus Logic, Inc.(1)	10,046	1,100,138
First Solar, Inc.(1)	20,889	4,217,489
GLOBALFOUNDRIES, Inc.	20,905	934,244
ON Semiconductor Corp.(1)	94,521	7,003,061
Skyworks Solutions, Inc.	16,303	1,092,464
		16,107,003
Software — 0.9%
Circle Internet Group, Inc.(1)	1,161	110,934
Clear Secure, Inc., Class A	22,588	997,260
Docusign, Inc.(1)	20,064	1,329,641
InterDigital, Inc.	5,568	1,865,447
Manhattan Associates, Inc.(1)	11,333	2,529,412
		6,832,694
Specialty Retail — 4.4%
AutoNation, Inc.(1)	5,358	1,078,298
Best Buy Co., Inc.	48,716	3,904,587
Burlington Stores, Inc.(1)	14,374	3,733,790
CarMax, Inc.(1)	1,381	84,697
Chewy, Inc., Class A(1)	21,834	519,649
Five Below, Inc.(1)	13,362	3,298,276
Gap, Inc.	61,533	1,372,801
Lithia Motors, Inc.	4,525	1,662,123
Murphy USA, Inc.	4,046	2,085,268
Penske Automotive Group, Inc.	885	191,682
172

Schedule of Investments - Avantis U.S. Mid Cap Value ETF

	Shares	Value
Tractor Supply Co.	117,658	$4,106,264
Ulta Beauty, Inc.(1)	10,114	5,432,229
Urban Outfitters, Inc.(1)	8,621	695,629
Victoria's Secret & Co.(1)	2,556	218,308
Williams-Sonoma, Inc.	26,418	6,029,909
		34,413,510
Textiles, Apparel and Luxury Goods — 1.3%
Deckers Outdoor Corp.(1)	33,769	2,940,604
Levi Strauss & Co., Class A	22,200	460,872
Lululemon Athletica, Inc.(1)	25,577	3,075,890
Ralph Lauren Corp.	8,381	2,907,369
Tapestry, Inc.	9,204	1,135,682
VF Corp.	1,753	23,560
		10,543,977
Trading Companies and Distributors — 2.9%
Applied Industrial Technologies, Inc.	5,564	1,802,625
Fastenal Co.	182,384	8,993,355
Ferguson Enterprises, Inc.	39,086	8,775,198
WW Grainger, Inc.	2,098	2,747,310
		22,318,488
TOTAL COMMON STOCKS (Cost $696,040,096)		779,595,369
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	644,915	644,915
State Street Navigator Securities Lending Government Money Market Portfolio(3)	151,475	151,475
TOTAL SHORT-TERM INVESTMENTS (Cost $796,390)		796,390
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $696,836,486)		780,391,759
OTHER ASSETS AND LIABILITIES — 0.1%		452,227
TOTAL NET ASSETS — 100.0%		$780,843,986

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $148,356. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $151,475.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

173

Schedule of Investments - Avantis U.S. Quality ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.6%
ATI, Inc.(1)	4,452	$909,098
Boeing Co.(1)	3,274	680,272
BWX Technologies, Inc.	1,658	252,497
Carpenter Technology Corp.	837	398,763
General Electric Co.	5,656	1,898,776
Hexcel Corp.	1,701	157,632
Intuitive Machines, Inc.(1)	584	8,970
Lockheed Martin Corp.	887	497,811
Moog, Inc., Class A	662	245,933
Satellogic, Inc., Class A(1)	441	2,148
TransDigm Group, Inc.	76	89,052
Woodward, Inc.	409	138,986
		5,279,938
Automobile Components — 0.1%
Autoliv, Inc.(2)	917	111,149
Dorman Products, Inc.(1)	546	70,352
XPEL, Inc.(1)	291	14,335
		195,836
Automobiles — 0.6%
Lucid Group, Inc.(1)	514	2,493
Rivian Automotive, Inc., Class A(1)	1,570	25,214
Tesla, Inc.(1)	5,481	2,016,734
		2,044,441
Banks — 0.3%
Axos Financial, Inc.(1)	623	60,300
Bancorp, Inc.(1)	1,716	111,540
Bank of America Corp.	3,957	245,097
Citigroup, Inc.	3,010	396,176
Esquire Financial Holdings, Inc.	231	25,807
International Bancshares Corp.	6	421
Northeast Bank	94	11,858
Park National Corp.	337	65,813
Pathward Financial, Inc.	424	34,539
Pinnacle Financial Partners, Inc.	103	10,297
Popular, Inc.	114	19,174
Western Alliance Bancorp	503	39,299
		1,020,321
Beverages — 0.5%
Boston Beer Co., Inc., Class A(1)	221	39,296
Celsius Holdings, Inc.(1)	2,023	63,623
Coca-Cola Co.	8,392	744,119
Coca-Cola Consolidated, Inc.	746	145,895
Monster Beverage Corp.(1)	11,272	517,610
National Beverage Corp.	898	28,404
PepsiCo, Inc.	1,069	150,024
Vita Coco Co., Inc.(1)	881	51,728
		1,740,699
Biotechnology — 1.4%
AbbVie, Inc.	3,636	932,343
ADMA Biologics, Inc.(1)	3,753	35,241
174

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Amgen, Inc.	2,465	$1,059,654
Aurinia Pharmaceuticals, Inc.(1)	1,580	25,454
BioCryst Pharmaceuticals, Inc.(1)	1,257	12,193
Bridgebio Pharma, Inc.(1)	795	60,889
CareDx, Inc.(1)	975	48,857
Cytokinetics, Inc.(1)	271	19,217
Exelixis, Inc.(1)	9,903	541,100
Halozyme Therapeutics, Inc.(1)	2,227	237,153
ImmunityBio, Inc.(1)(2)	1,163	9,246
Inhibrx Biosciences, Inc.(1)	36	4,561
MannKind Corp.(1)	1,330	5,333
MeiraGTx Holdings PLC(1)	285	3,936
Mirum Pharmaceuticals, Inc.(1)	216	21,179
Moderna, Inc.(1)	1,252	175,706
Neurocrine Biosciences, Inc.(1)	1,675	258,000
Novavax, Inc.(1)	529	4,957
PTC Therapeutics, Inc.(1)	263	18,289
Roivant Sciences Ltd.(1)	321	11,119
Syndax Pharmaceuticals, Inc.(1)	204	3,935
Ultragenyx Pharmaceutical, Inc.(1)	384	9,681
United Therapeutics Corp.(1)	771	393,503
UroGen Pharma Ltd.(1)	238	10,255
Vertex Pharmaceuticals, Inc.(1)	1,401	762,873
		4,664,674
Broadline Retail — 6.0%
Amazon.com, Inc.(1)	76,190	19,791,876
Coupang, Inc.(1)	1,339	21,504
eBay, Inc.	4,976	515,315
Etsy, Inc.(1)	499	40,584
Groupon, Inc.(1)(2)	186	3,567
Pattern Group, Inc., Class A(1)	497	10,303
		20,383,149
Building Products — 0.6%
Advanced Drainage Systems, Inc.	2,052	278,518
Armstrong World Industries, Inc.	1,484	256,109
AZZ, Inc.	1,098	150,602
Carlisle Cos., Inc.	8	2,773
Griffon Corp.	859	83,658
Lennox International, Inc.	707	270,526
Masterbrand, Inc.(1)	33	272
Simpson Manufacturing Co., Inc.	1,225	223,697
Trane Technologies PLC	1,435	637,714
Trex Co., Inc.(1)	3,946	179,859
		2,083,728
Capital Markets — 1.4%
Acadian Asset Management, Inc.	1,363	128,394
Ameriprise Financial, Inc.	1,067	590,168
Bank of New York Mellon Corp.	699	112,735
BGC Group, Inc., Class A	7,170	86,112
Blackstone, Inc.	1,965	281,466
Charles Schwab Corp.	4,634	508,906
Coinbase Global, Inc., Class A(1)	328	61,703
Evercore, Inc., Class A	1,217	348,585
175

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Federated Hermes, Inc.	21	$1,337
Galaxy Digital, Inc., Class A(1)	7,835	192,741
Goldman Sachs Group, Inc.	150	153,885
Hamilton Lane, Inc., Class A	470	51,145
KKR & Co., Inc.	962	105,551
Lazard, Inc.	403	17,422
LPL Financial Holdings, Inc.	857	317,206
MarketAxess Holdings, Inc.	584	94,976
Moody's Corp.	1,001	505,145
MSCI, Inc.	151	86,167
Northern Trust Corp.	231	42,864
Robinhood Markets, Inc., Class A(1)	6,232	653,176
StoneX Group, Inc.(1)	2,810	192,429
Tradeweb Markets, Inc., Class A	184	19,817
Virtu Financial, Inc., Class A	1,816	119,202
		4,671,132
Chemicals — 0.3%
Albemarle Corp.	310	41,841
Cabot Corp.(2)	79	6,534
Ingevity Corp.(1)	932	64,578
LSB Industries, Inc.(1)	508	5,420
NewMarket Corp.	303	272,003
Sherwin-Williams Co.	815	276,130
Solstice Advanced Materials, Inc.	5,232	331,657
		998,163
Commercial Services and Supplies — 0.2%
Cimpress PLC(1)	64	5,703
Cintas Corp.	1,896	382,594
Liquidity Services, Inc.(1)	626	26,092
MSA Safety, Inc.	519	96,933
Waste Management, Inc.	303	66,333
		577,655
Communications Equipment — 0.9%
Arista Networks, Inc.(1)	12,105	2,368,827
Harmonic, Inc.(1)	3,985	47,740
Motorola Solutions, Inc.	1,062	515,389
Ubiquiti, Inc.	82	48,382
Viasat, Inc.(1)	2,013	135,415
Vistance Networks, Inc.(1)	3,917	24,716
		3,140,469
Construction and Engineering — 1.0%
Ameresco, Inc., Class A(1)	568	12,564
Argan, Inc.	579	246,069
Comfort Systems USA, Inc.	826	1,276,682
EMCOR Group, Inc.	889	653,006
Everus Construction Group, Inc.(1)	1,061	122,153
Fluor Corp.(1)	366	19,951
Granite Construction, Inc.	1,436	173,124
IES Holdings, Inc.(1)	640	193,920
MYR Group, Inc.(1)	7	2,040
Sterling Infrastructure, Inc.(1)	382	179,567
Tutor Perini Corp.	2,107	186,512
176

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Valmont Industries, Inc.	613	$287,901
		3,353,489
Construction Materials — 0.2%
Eagle Materials, Inc.	1,348	261,862
U.S. Lime & Minerals, Inc.	382	45,126
Vulcan Materials Co.	733	197,602
		504,590
Consumer Finance — 0.4%
Ally Financial, Inc.	992	41,872
American Express Co.	3,001	990,840
Atlanticus Holdings Corp.(1)	79	7,147
Credit Acceptance Corp.(1)	11	6,597
Dave, Inc.(1)	501	180,120
Encore Capital Group, Inc.(1)	385	37,349
Happen, Inc.(1)	41	721
NerdWallet, Inc., Class A(1)	626	6,185
SoFi Technologies, Inc.(1)(2)	11,999	214,542
World Acceptance Corp.(1)	32	5,882
		1,491,255
Consumer Staples Distribution & Retail — 1.9%
BJ's Wholesale Club Holdings, Inc.(1)	4,524	410,101
Casey's General Stores, Inc.	750	564,157
Costco Wholesale Corp.	3,451	3,257,364
Maplebear, Inc.(1)	5,178	261,593
Natural Grocers by Vitamin Cottage, Inc.	198	5,419
Performance Food Group Co.(1)	259	25,685
Sprouts Farmers Market, Inc.(1)	4,012	329,144
Sysco Corp.	2,860	231,889
Walmart, Inc.	11,519	1,207,998
		6,293,350
Containers and Packaging — 0.0%
AptarGroup, Inc.	880	115,826
Distributors — 0.0%
GigaCloud Technology, Inc., Class A(1)	1,003	48,675
Pool Corp.	440	82,069
		130,744
Diversified Consumer Services — 0.2%
American Public Education, Inc.(1)	646	29,490
Coursera, Inc.(1)	1,669	10,882
Covista, Inc.(1)	838	110,893
Duolingo, Inc.(1)	382	56,674
Grand Canyon Education, Inc.(1)	1,155	171,090
H&R Block, Inc.	229	11,828
Laureate Education, Inc., Class A(1)	4,768	178,943
Lincoln Educational Services Corp.(1)	877	22,065
Stride, Inc.(1)	1,393	120,759
Universal Technical Institute, Inc.(1)	1,788	37,780
		750,404
Diversified Telecommunication Services — 0.2%
Cogent Communications Holdings, Inc.	182	1,736
Comcast Corp., Class A	1	27
Globalstar, Inc.(1)	2,141	174,599
Iridium Communications, Inc.	5,035	236,544
177

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Liberty Global Ltd., Class A(1)	1,455	$15,641
Liberty Global Ltd., Class C(1)	1,261	13,228
Lumen Technologies, Inc.(1)	1,350	8,437
Space Exploration Technologies Corp., Class A(1)(2)	637	91,531
		541,743
Electric Utilities — 0.1%
NRG Energy, Inc.	3,353	369,232
Electrical Equipment — 1.1%
Babcock & Wilcox Enterprises, Inc.(1)	712	5,368
Eaton Corp. PLC	45	18,085
EnerSys	1,200	220,632
Eos Energy Enterprises, Inc.(1)(2)	1,248	4,019
GE Vernova, Inc.	2,551	2,292,150
Rockwell Automation, Inc.	56	23,768
Vertiv Holdings Co., Class A	3,815	987,017
		3,551,039
Electronic Equipment, Instruments and Components — 0.7%
ADI Global Distribution, Inc.(1)	909	19,880
Aeva Technologies, Inc.(1)	122	1,911
Amphenol Corp., Class A	8,384	1,329,283
Badger Meter, Inc.	683	92,526
Daktronics, Inc.(1)	823	16,073
Jabil, Inc.	2,307	704,235
Napco Security Technologies, Inc.	555	20,113
Vontier Corp.	13	419
		2,184,440
Energy Equipment and Services — 0.8%
Archrock, Inc.	7,736	243,839
Bristow Group, Inc.	79	3,586
Expro Ltd.(1)	1,355	24,553
Helix Energy Solutions Group, Inc.(1)	2,553	26,296
Helmerich & Payne, Inc.	1,180	51,424
Innovex International, Inc.(1)	1,246	38,215
Liberty Energy, Inc., Class A	2,993	58,992
Nabors Industries Ltd.(1)	468	43,823
National Energy Services Reunited Corp.(1)	2,726	95,710
NOV, Inc.	4,234	90,142
Oceaneering International, Inc.(1)	4,613	238,769
ProPetro Holding Corp.(1)	3,376	38,351
Seadrill Ltd.(1)	1,319	64,262
Select Water Solutions, Inc., Class A	3,448	67,236
Solaris Energy Infrastructure, Inc., Class A	1,070	54,324
TechnipFMC PLC	14,517	1,134,503
TETRA Technologies, Inc.(1)	5,260	36,294
Tidewater, Inc.(1)	463	43,115
Valaris Ltd.(1)	515	44,480
Weatherford International PLC	3,223	315,113
		2,713,027
Entertainment — 1.3%
AMC Entertainment Holdings, Inc., Class A(1)	4,181	11,038
IMAX Corp.(1)	1,825	93,440
Liberty Live Holdings, Inc., Class A(1)	136	13,529
Liberty Live Holdings, Inc., Class C(1)	425	43,996
178

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Lionsgate Studios Corp.(1)	851	$9,642
Live Nation Entertainment, Inc.(1)	1,752	315,167
Madison Square Garden Entertainment Corp.(1)	1,041	80,875
Madison Square Garden Sports Corp.(1)	77	29,624
Netflix, Inc.(1)	42,840	3,472,182
ROBLOX Corp., Class A(1)	4,079	168,422
Sphere Entertainment Co.(1)	272	37,074
Take-Two Interactive Software, Inc.(1)	933	204,980
		4,479,969
Financial Services — 2.6%
Block, Inc.(1)	4,075	334,231
Corpay, Inc.(1)	163	65,901
Equitable Holdings, Inc.	1,686	84,519
Euronet Worldwide, Inc.(1)	849	59,014
Jack Henry & Associates, Inc.	1,436	241,119
Mastercard, Inc., Class A	5,872	3,460,428
Rocket Cos., Inc., Class A(1)	5,635	75,565
Sezzle, Inc.(1)	481	57,985
Toast, Inc., Class A(1)	3,457	117,849
Visa, Inc., Class A	11,007	4,175,726
		8,672,337
Food Products — 0.1%
Cal-Maine Foods, Inc.	728	57,454
Darling Ingredients, Inc.(1)	1,586	105,104
Freshpet, Inc.(1)	410	28,643
Hershey Co.	303	53,392
Lamb Weston Holdings, Inc.	2,143	116,858
Marzetti Co.	364	41,005
Pilgrim's Pride Corp.(1)	1,370	42,990
Simply Good Foods Co.(1)	421	4,820
Vital Farms, Inc.(1)	225	2,403
		452,669
Gas Utilities — 0.0%
MDU Resources Group, Inc.	4,363	86,911
Ground Transportation — 0.8%
Avis Budget Group, Inc.(1)	50	7,375
Hertz Global Holdings, Inc.(1)(2)	590	1,339
JB Hunt Transport Services, Inc.	1,228	325,997
Lyft, Inc., Class A(1)	14,665	247,838
Old Dominion Freight Line, Inc.	1,610	321,936
Ryder System, Inc.	867	211,947
Saia, Inc.(1)	447	158,743
Uber Technologies, Inc.(1)	11,461	867,025
U-Haul Holding Co.(1)(2)	110	7,408
U-Haul Holding Co.	1,208	72,081
Union Pacific Corp.	894	268,799
Werner Enterprises, Inc.	859	33,656
XPO, Inc.(1)	1,140	221,149
		2,745,293
Health Care Equipment and Supplies — 1.1%
Align Technology, Inc.(1)	729	116,487
Alphatec Holdings, Inc.(1)	352	3,298
Dexcom, Inc.(1)	12,189	1,109,930
179

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Edwards Lifesciences Corp.(1)	1,993	$180,865
Haemonetics Corp.(1)	1,997	205,831
IDEXX Laboratories, Inc.(1)	1,169	650,771
Insulet Corp.(1)	1,045	155,350
Intuitive Surgical, Inc.(1)	1,200	452,232
Lantheus Holdings, Inc.(1)	3,155	318,529
ResMed, Inc.	1,583	380,078
TransMedics Group, Inc.(1)	6	509
		3,573,880
Health Care Providers and Services — 0.6%
Alignment Healthcare, Inc.(1)	7,250	97,150
Brookdale Senior Living, Inc.(1)	860	10,139
Cardinal Health, Inc.	402	94,317
Cencora, Inc.	1,610	520,996
Centene Corp.(1)	1,280	82,355
Cigna Group	1	276
CorVel Corp.(1)	1,282	88,304
DaVita, Inc.(1)	144	25,345
Encompass Health Corp.	3,167	380,705
Ensign Group, Inc.	1,203	207,229
Guardant Health, Inc.(1)	572	90,960
Guardian Pharmacy Services, Inc., Class A(1)	662	24,554
Hinge Health, Inc., Class A(1)	308	28,509
McKesson Corp.	308	272,679
Nutex Health, Inc.(1)(2)	158	29,824
PACS Group, Inc.(1)	1,242	52,549
Progyny, Inc.(1)	3,590	91,868
UnitedHealth Group, Inc.	1	389
Universal Health Services, Inc., Class B	322	54,846
		2,152,994
Health Care Technology — 0.2%
Teladoc Health, Inc.(1)	4,356	27,617
Veeva Systems, Inc., Class A(1)	1,756	501,672
		529,289
Hotels, Restaurants and Leisure — 2.8%
Accel Entertainment, Inc.(1)(2)	4,939	57,490
Airbnb, Inc., Class A(1)	4,180	765,860
BJ's Restaurants, Inc.(1)	876	55,705
Booking Holdings, Inc.	1,907	379,665
Boyd Gaming Corp.	2,433	188,776
Brinker International, Inc.(1)	1,751	400,103
Carnival Corp. Ltd.	209	4,993
Cheesecake Factory, Inc.	2,330	255,112
Chipotle Mexican Grill, Inc.(1)	34,569	1,314,659
Choice Hotels International, Inc.	530	54,781
Churchill Downs, Inc.	1,335	116,786
Darden Restaurants, Inc.	1,980	424,235
Domino's Pizza, Inc.	13	4,447
DoorDash, Inc., Class A(1)	6,521	1,511,176
Expedia Group, Inc.	1,422	450,945
Hilton Worldwide Holdings, Inc.	734	232,149
Las Vegas Sands Corp.	4,648	203,629
Life Time Group Holdings, Inc.(1)	3,955	166,189
180

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Lindblad Expeditions Holdings, Inc.(1)	211	$5,604
Marriott International, Inc., Class A	671	229,321
Norwegian Cruise Line Holdings Ltd.(1)	18,729	302,286
Planet Fitness, Inc., Class A(1)	217	11,197
Pursuit Attractions & Hospitality, Inc.(1)	264	12,672
Red Rock Resorts, Inc., Class A	1,140	64,022
Royal Caribbean Cruises Ltd.	3,786	1,017,450
Shake Shack, Inc., Class A(1)	1,005	69,234
Starbucks Corp.	1,517	161,181
Target Hospitality Corp.(1)	1,225	22,687
Texas Roadhouse, Inc.	2,475	484,110
Travel & Leisure Co.	439	30,186
United Parks & Resorts, Inc.(1)	86	3,441
Viking Holdings Ltd.(1)	5,937	511,413
Wingstop, Inc.	68	7,445
Wynn Resorts Ltd.	221	20,173
Yum! Brands, Inc.	298	45,686
		9,584,808
Household Durables — 0.2%
Cavco Industries, Inc.(1)	203	113,503
Champion Homes, Inc.(1)	133	11,873
Green Brick Partners, Inc.(1)	362	26,144
Installed Building Products, Inc.	254	61,679
Lennar Corp., B Shares	1	82
NVR, Inc.(1)	7	44,207
SharkNinja, Inc.(1)	1,797	345,904
Sonos, Inc.(1)	2,311	36,052
Toll Brothers, Inc.	661	94,820
		734,264
Household Products — 0.2%
Colgate-Palmolive Co.	5,080	456,286
Kimberly-Clark Corp.	2,011	217,087
Oil-Dri Corp. of America	328	29,513
		702,886
Independent Power and Renewable Electricity Producers — 0.4%
Hallador Energy Co.(1)	1,102	18,271
Ormat Technologies, Inc.	1,849	188,598
Talen Energy Corp.(1)	1,407	416,135
Vistra Corp.	3,963	544,397
		1,167,401
Industrial Conglomerates — 0.0%
3M Co.	670	115,126
Insurance — 0.5%
Bowhead Specialty Holdings, Inc.(1)	106	3,553
Goosehead Insurance, Inc., Class A(1)	45	3,089
HCI Group, Inc.	380	70,577
Heritage Insurance Holdings, Inc.(1)	483	16,238
Hippo Holdings, Inc.(1)	710	23,338
Kinsale Capital Group, Inc.	569	212,749
Markel Group, Inc.(1)	1	1,803
Mercury General Corp.	641	65,356
Oscar Health, Inc., Class A(1)	11,252	337,110
Palomar Holdings, Inc.	1,102	146,092
181

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Porch Group, Inc.(1)	518	$8,801
Primerica, Inc.	835	240,188
RenaissanceRe Holdings Ltd.	1,083	354,834
Root, Inc., Class A(1)	119	6,603
SiriusPoint Ltd.(1)	1,678	40,591
Skyward Specialty Insurance Group, Inc.(1)	1,038	59,592
Slide Insurance Holdings, Inc.	511	11,881
Tiptree, Inc.	164	3,037
Trupanion, Inc.(1)	997	29,063
White Mountains Insurance Group Ltd.	49	102,999
		1,737,494
Interactive Media and Services — 10.1%
Alphabet, Inc., Class A	35,046	11,892,860
Alphabet, Inc., Class C	28,676	9,618,217
Cargurus, Inc.(1)	3,542	126,308
Cars.com, Inc.(1)	1,664	19,469
EverQuote, Inc., Class A(1)	1,030	26,203
Meta Platforms, Inc., Class A	21,601	12,363,117
Yelp, Inc.(1)	2,498	55,830
		34,102,004
IT Services — 0.2%
CoreWeave, Inc., Class A(1)	6,686	567,574
Gartner, Inc.(1)	336	66,565
Kyndryl Holdings, Inc.(1)	8,898	119,678
VeriSign, Inc.	256	73,800
		827,617
Leisure Products — 0.1%
Acushnet Holdings Corp.	595	51,402
Peloton Interactive, Inc., Class A(1)	2,078	11,138
YETI Holdings, Inc.(1)	3,345	137,312
		199,852
Life Sciences Tools and Services — 0.3%
Azenta, Inc.(1)	170	5,550
Illumina, Inc.(1)	1,887	403,120
Medpace Holdings, Inc.(1)	403	239,378
Mettler-Toledo International, Inc.(1)	93	130,678
Waters Corp.(1)	168	69,658
West Pharmaceutical Services, Inc.	328	111,884
		960,268
Machinery — 1.7%
Atmus Filtration Technologies, Inc.	689	32,541
Blue Bird Corp.(1)	101	5,873
Caterpillar, Inc.	4,604	3,671,552
Cummins, Inc.	2,330	1,315,052
Enerpac Tool Group Corp.	386	14,405
Illinois Tool Works, Inc.	845	232,688
Lincoln Electric Holdings, Inc.	709	199,392
Lindsay Corp.	402	46,194
Mueller Water Products, Inc., Class A	2,390	57,695
Oshkosh Corp.	883	136,079
Stanley Black & Decker, Inc.	1	96
Symbotic, Inc.(1)	286	11,346
		5,722,913
182

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Marine Transportation — 0.0%
Kirby Corp.(1)	362	$51,353
Media — 0.3%
AppLovin Corp., Class A(1)	2,766	863,158
Clear Channel Outdoor Holdings, Inc.(1)	1,471	3,486
EchoStar Corp., Class A(1)(2)	345	29,822
New York Times Co., Class A	1,907	128,284
Trade Desk, Inc., Class A(1)	4,760	65,307
Versant Media Group, Inc.	1	41
		1,090,098
Metals and Mining — 0.4%
Compass Minerals International, Inc.(1)	1,658	41,218
Freeport-McMoRan, Inc.	12,587	953,339
Hecla Mining Co.	10,498	208,595
McEwen, Inc.(1)	903	18,204
Royal Gold, Inc.	406	106,157
Steel Dynamics, Inc.	146	33,963
		1,361,476
Oil, Gas and Consumable Fuels — 1.8%
Calumet, Inc.(1)	427	21,235
Cheniere Energy, Inc.	5,959	1,738,181
CNX Resources Corp.(1)	917	33,360
Core Natural Resources, Inc.	1,309	133,911
CVR Energy, Inc.	1,239	51,865
Kosmos Energy Ltd.(1)	7,983	22,831
Marathon Petroleum Corp.	3,289	1,227,850
Matador Resources Co.	509	29,527
NextDecade Corp.(1)	352	2,654
Par Pacific Holdings, Inc.(1)	2,583	206,433
Permian Resources Corp.	4,207	97,981
Phillips 66	575	141,784
REX American Resources Corp.(1)	677	27,811
Targa Resources Corp.	5,999	1,761,606
Texas Pacific Land Corp.	860	321,932
Valero Energy Corp.	630	226,120
Williams Cos., Inc.	128	9,606
		6,054,687
Paper and Forest Products — 0.0%
Sylvamo Corp.	3	108
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)	787	32,527
Allegiant Travel Co.(1)	190	14,450
American Airlines Group, Inc.(1)	138	1,853
Delta Air Lines, Inc.	998	77,844
SkyWest, Inc.(1)	265	25,085
Southwest Airlines Co.	1,389	53,518
United Airlines Holdings, Inc.(1)	498	53,779
		259,056
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	3,870	395,901
Interparfums, Inc.	519	60,946
		456,847
183

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
Pharmaceuticals — 2.9%
ANI Pharmaceuticals, Inc.(1)	664	$48,638
Collegium Pharmaceutical, Inc.(1)	1,261	31,033
CorMedix, Inc.(1)(2)	2,183	18,032
Eli Lilly & Co.	7,628	8,823,536
Harmony Biosciences Holdings, Inc.(1)	611	24,061
Harrow, Inc.(1)(2)	70	2,584
Indivior Pharmaceuticals, Inc.(1)	413	14,426
Jazz Pharmaceuticals PLC(1)	2,041	511,638
Omeros Corp.(1)	236	4,434
Phathom Pharmaceuticals, Inc.(1)(2)	205	1,962
Prestige Consumer Healthcare, Inc.(1)	843	43,651
Septerna, Inc.(1)	90	3,433
Xeris Biopharma Holdings, Inc.(1)	3,305	27,894
Zoetis, Inc.	3,498	269,696
		9,825,018
Professional Services — 0.4%
Amentum Holdings, Inc.(1)	2	40
Automatic Data Processing, Inc.	654	187,149
Barrett Business Services, Inc.	1,194	41,074
CRA International, Inc.	260	45,370
ExlService Holdings, Inc.(1)	2,540	96,723
Exponent, Inc.	481	34,156
Innodata, Inc.(1)	1,430	80,681
Paycom Software, Inc.	1,454	347,651
Paylocity Holding Corp.(1)	1,331	213,253
UL Solutions, Inc., Class A	1,592	118,636
Upwork, Inc.(1)	4,745	42,847
Verisk Analytics, Inc.	871	168,782
		1,376,362
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	792	115,482
Howard Hughes Holdings, Inc.(1)	950	60,923
Jones Lang LaSalle, Inc.(1)	280	102,444
Opendoor Technologies, Inc.(1)(2)	18,666	59,731
St. Joe Co.	282	18,640
		357,220
Semiconductors and Semiconductor Equipment — 24.1%
Advanced Micro Devices, Inc.(1)	11,368	5,351,145
Amkor Technology, Inc.	2,040	96,492
Analog Devices, Inc.	977	353,811
Applied Materials, Inc.	5,556	2,546,815
Broadcom, Inc.	31,660	11,724,964
Cirrus Logic, Inc.(1)	595	65,158
First Solar, Inc.(1)	1,554	313,753
IonQ, Inc.(1)	1	39
KLA Corp.	13,427	2,355,767
Lam Research Corp.	11,249	3,391,461
Marvell Technology, Inc.	5,532	1,170,903
Micron Technology, Inc.	15,305	14,673,363
NVIDIA Corp.	163,508	36,099,296
ON Semiconductor Corp.(1)	600	44,454
QUALCOMM, Inc.	40	6,819
184

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
SolarEdge Technologies, Inc.(1)	1,029	$33,134
Texas Instruments, Inc.	12,304	3,210,237
Universal Display Corp.(2)	563	46,825
Wolfspeed, Inc.(1)(2)	213	5,836
		81,490,272
Software — 9.5%
Adeia, Inc.	4,337	109,423
Adobe, Inc.(1)	3,132	917,018
Appian Corp., Class A(1)	164	7,044
Autodesk, Inc.(1)	1,531	395,809
Box, Inc., Class A(1)	827	29,590
Cipher Digital, Inc.(1)	17	264
Circle Internet Group, Inc.(1)	796	76,058
Cleanspark, Inc.(1)	7,761	90,183
Clear Secure, Inc., Class A	3,378	149,139
Commvault Systems, Inc.(1)	1,245	171,212
Crowdstrike Holdings, Inc., Class A(1)	6,967	1,609,377
Docusign, Inc.(1)	5,449	361,105
Dropbox, Inc., Class A(1)	950	33,431
Fair Isaac Corp.(1)	153	175,523
Fortinet, Inc.(1)	13,154	2,248,413
InterDigital, Inc.	1,177	394,330
Manhattan Associates, Inc.(1)	1,580	352,640
Microsoft Corp.	33,965	17,230,105
NextNav, Inc.(1)	453	7,189
Nutanix, Inc., Class A(1)	2,300	157,711
Oracle Corp.	11,785	1,757,379
Pagaya Technologies Ltd., Class A(1)	2,686	58,394
Palantir Technologies, Inc., Class A(1)	15,468	2,882,926
Palo Alto Networks, Inc.(1)	5,450	2,082,608
Pegasystems, Inc.(2)	3,739	137,633
Qualys, Inc.(1)	1,843	343,056
RingCentral, Inc., Class A	412	28,683
Roper Technologies, Inc.	1	425
Rubrik, Inc., Class A(1)	1,083	100,762
Salesforce, Inc.	2	515
ServiceNow, Inc.(1)	165	24,418
Sprinklr, Inc., Class A(1)	479	3,933
Workiva, Inc.(1)	281	22,480
		31,958,776
Specialty Retail — 2.7%
Abercrombie & Fitch Co., Class A(1)	1,990	284,729
Arhaus, Inc.	1,416	12,333
AutoNation, Inc.(1)	1,027	206,684
AutoZone, Inc.(1)	53	158,536
Boot Barn Holdings, Inc.(1)	496	74,713
Build-A-Bear Workshop, Inc.(2)	96	2,906
Burlington Stores, Inc.(1)	2,182	566,796
Chewy, Inc., Class A(1)	4,317	102,745
Five Below, Inc.(1)	1,706	421,109
Floor & Decor Holdings, Inc., Class A(1)(2)	1,905	95,764
Home Depot, Inc.	4,586	1,503,428
Murphy USA, Inc.	727	374,689
185

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
O'Reilly Automotive, Inc.(1)	2,316	$205,661
RealReal, Inc.(1)	465	4,762
RH(1)(2)	167	24,908
Ross Stores, Inc.	7,263	1,659,886
Signet Jewelers Ltd.	60	4,937
TJX Cos., Inc.	18,468	2,473,050
Ulta Beauty, Inc.(1)	1,363	732,067
Wayfair, Inc., Class A(1)	434	43,083
Williams-Sonoma, Inc.	557	127,135
Winmark Corp.(2)	7	2,329
		9,082,250
Technology Hardware, Storage and Peripherals — 12.5%
Apple, Inc.	107,979	34,213,146
Dell Technologies, Inc., Class C	2,045	932,540
Diebold Nixdorf, Inc.(1)(2)	820	55,629
NetApp, Inc.	1,196	221,607
Sandisk Corp.(1)	1,679	2,630,489
Seagate Technology Holdings PLC	3,157	2,615,196
Super Micro Computer, Inc.(1)	1,239	46,190
Western Digital Corp.	3,292	1,483,211
		42,198,008
Textiles, Apparel and Luxury Goods — 0.6%
Crocs, Inc.(1)	2,454	295,412
Deckers Outdoor Corp.(1)	5,723	498,359
Lululemon Athletica, Inc.(1)	3,056	367,515
Ralph Lauren Corp.	1,250	433,625
Tapestry, Inc.	3,954	487,884
Under Armour, Inc., Class A(1)	61	307
Under Armour, Inc., Class C(1)	42	207
		2,083,309
Trading Companies and Distributors — 0.7%
EquipmentShare.com, Inc., Class A(1)(2)	868	15,285
Fastenal Co.	21,218	1,046,260
Ferguson Enterprises, Inc.	123	27,615
NPK International, Inc.(1)	1,875	24,900
United Rentals, Inc.	169	175,422
Willis Lease Finance Corp.	264	14,290
WW Grainger, Inc.	736	963,785
		2,267,557
Water Utilities — 0.0%
American States Water Co.	484	43,216
TOTAL COMMON STOCKS (Cost $309,462,253)		337,302,932
WARRANTS — 0.0%
Electrical Equipment — 0.0%
Eos Energy Enterprises, Inc.(1) (Cost $143)	35	100
RIGHTS — 0.0%
Biotechnology — 0.0%
Apellis Pharmaceuticals, Inc.(1) (Cost $1)	30	1
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	236,575	236,575
186

Schedule of Investments - Avantis U.S. Quality ETF

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	380,388	$380,388
TOTAL SHORT-TERM INVESTMENTS (Cost $616,963)		616,963
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $310,079,360)		337,919,996
OTHER ASSETS AND LIABILITIES — (0.1)%		(294,241)
TOTAL NET ASSETS — 100.0%		$337,625,755

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $510,076. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $528,035, which includes securities collateral of $147,647.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

187

Schedule of Investments - Avantis U.S. Small Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.7%
AerSale Corp.(1)	62,824	$344,904
AIRO Group Holdings, Inc.(1)(2)	8,637	65,814
Archer Aviation, Inc., Class A(1)	257,381	1,487,662
Astronics Corp.(1)	71,362	5,257,239
Astronics Corp., Class B(1)(2)	15,120	1,101,946
Beta Technologies, Inc., Class A(1)	140,144	2,816,895
Cadre Holdings, Inc.	31,888	945,798
Ducommun, Inc.(1)	26,665	4,570,914
Innovative Solutions & Support, Inc.(1)	30,282	575,358
National Presto Industries, Inc.	12,637	1,917,159
Park Aerospace Corp.	41,845	1,361,636
Red Cat Holdings, Inc.(1)(2)	5,170	44,410
Sidus Space, Inc., Class A(1)	10,336	22,429
SIFCO Industries, Inc.(1)(2)	6,327	148,305
Virgin Galactic Holdings, Inc.(1)(2)	137,090	400,303
VSE Corp.	266	55,509
York Space Systems, Inc.(1)(2)	9,658	87,791
		21,204,072
Air Freight and Logistics — 0.2%
GXO Logistics, Inc.(1)	18,859	900,140
Hub Group, Inc., Class A	111,076	4,428,600
Radiant Logistics, Inc.(1)	70,044	598,176
		5,926,916
Automobile Components — 1.6%
Adient PLC(1)	151,036	2,865,153
Dana, Inc.	224,711	6,736,836
Dorman Products, Inc.(1)	33,279	4,287,999
Fox Factory Holding Corp.(1)	71,501	1,460,765
Gentex Corp.	238,415	5,333,343
Gentherm, Inc.(1)	50,399	1,980,177
Goodyear Tire & Rubber Co.(1)	508,317	3,187,148
Holley, Inc.(1)	114,989	328,868
LCI Industries	37,594	3,783,084
Motorcar Parts of America, Inc.(1)	34,239	397,857
Patrick Industries, Inc.	55,318	4,520,587
Phinia, Inc.	52,623	3,601,518
Solid Power, Inc.(1)(2)	335,590	781,925
Standard Motor Products, Inc.	45,944	1,733,008
Stoneridge, Inc.(1)	43,097	298,231
Strattec Security Corp.(1)	8,226	576,972
Versigent PLC(1)	22,435	1,063,419
Visteon Corp.	53,830	5,480,971
XPEL, Inc.(1)	43,281	2,132,022
		50,549,883
Automobiles — 0.3%
Harley-Davidson, Inc.	179,035	4,941,366
Lucid Group, Inc.(1)(2)	1,459	7,076
Thor Industries, Inc.	50,727	3,855,252
Winnebago Industries, Inc.	45,011	1,354,381
		10,158,075
188

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Banks — 15.8%
1st Source Corp.	32,991	$2,825,019
ACNB Corp.	20,518	1,333,465
Amalgamated Financial Corp.	31,809	1,529,059
Amerant Bancorp, Inc.	80,587	2,313,653
Ameris Bancorp	253	21,315
Ames National Corp.	12,557	395,420
Arrow Financial Corp.	32,677	1,233,230
Associated Banc-Corp.	239,300	7,324,973
Avidbank Holdings, Inc.(1)	11,525	362,346
Axos Financial, Inc.(1)	48,077	4,653,373
Banc of California, Inc.	325,553	6,061,797
BancFirst Corp.	30,151	3,293,092
Bancorp, Inc.(1)	68,755	4,469,075
Bank First Corp.	19,749	2,975,384
Bank of Hawaii Corp.	89,285	6,779,410
Bank of Marin Bancorp	31,577	839,317
Bank of NT Butterfield & Son Ltd.	72,803	4,286,641
Bank OZK	22,887	1,123,294
Bank7 Corp.	9,008	462,651
BankUnited, Inc.	162,966	7,431,250
Bankwell Financial Group, Inc.	12,056	792,561
Banner Corp.	71,573	5,020,130
Bar Harbor Bankshares	33,203	1,302,554
BayCom Corp.	17,883	533,450
BCB Bancorp, Inc.	23,117	197,650
Beacon Financial Corp.	166,512	5,170,198
Blue Ridge Bankshares, Inc.	113,258	441,706
Bridgewater Bancshares, Inc.(1)	45,593	960,645
Burke & Herbert Financial Services Corp.	31,527	2,248,190
Business First Bancshares, Inc.	61,336	1,902,643
BV Financial, Inc.(1)	6,024	127,950
Byline Bancorp, Inc.	47,944	1,818,036
C&F Financial Corp.	4,928	448,497
California BanCorp	54,837	1,166,931
Camden National Corp.	36,970	2,088,066
Capital Bancorp, Inc.	21,977	794,249
Capital City Bank Group, Inc.	29,750	1,501,780
Capitol Federal Financial, Inc.	201,260	1,732,849
Carter Bankshares, Inc.	54,241	1,694,489
Cathay General Bancorp	111,473	6,823,262
Central Pacific Financial Corp.	47,164	1,755,444
CF Bankshares, Inc.	7,635	263,866
Chain Bridge Bancorp, Inc., Class A(1)	1,651	75,682
Chemung Financial Corp.	6,342	514,146
ChoiceOne Financial Services, Inc.	26,756	888,567
Citizens & Northern Corp.	27,492	696,647
Citizens Community Bancorp, Inc.	7,634	159,016
Citizens Financial Services, Inc.	7,609	611,307
City Holding Co.	30,271	4,327,239
Civista Bancshares, Inc.	42,897	1,157,361
CNB Financial Corp.	56,984	1,927,199
Coastal Financial Corp.(1)	26,262	1,237,203
189

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Colony Bankcorp, Inc.	39,238	$829,884
Columbia Financial, Inc.	178,032	2,068,732
Commercial Bancgroup, Inc.	10,933	369,317
Community Bancorp/VT	2,929	118,566
Community Financial System, Inc.	85,282	5,351,446
Community Trust Bancorp, Inc.	29,688	2,260,147
Community West Bancshares	45,784	1,187,179
ConnectOne Bancorp, Inc.	100,202	3,150,351
Customers Bancorp, Inc.(1)	64,129	5,013,605
CVB Financial Corp.	390,110	8,648,739
Dime Commercial Bancshares, Inc.	78,393	3,167,077
Eagle Bancorp Montana, Inc.	12,393	276,984
Eagle Bancorp, Inc.	56,817	1,550,536
Eagle Financial Services, Inc.	3,717	153,549
Eastern Bankshares, Inc.	366,317	8,044,321
Enterprise Financial Services Corp.	76,645	4,846,263
Equity Bancshares, Inc., Class A	33,945	1,675,525
Esquire Financial Holdings, Inc.	18,331	2,047,939
Farmers & Merchants Bancorp, Inc.	22,421	761,193
Farmers National Banc Corp.	107,589	1,679,464
FB Bancorp, Inc.(1)	22,009	345,101
FB Financial Corp.	100,341	5,715,423
Fidelity D&D Bancorp, Inc.	374	20,035
Financial Institutions, Inc.	34,639	1,403,572
Finward Bancorp	2,078	89,416
First BanCorp	240,958	6,717,909
First Bancorp, Inc.	7,958	272,641
First Bancorp/Southern Pines NC	67,214	4,263,384
First Bank	47,481	845,162
First Busey Corp.	182,800	5,502,280
First Business Financial Services, Inc.	16,349	1,142,305
First Capital, Inc.	1,549	96,239
First Commonwealth Financial Corp.	218,637	4,525,786
First Community Bankshares, Inc.	37,549	1,820,751
First Community Corp.	15,632	517,419
First Financial Bancorp	218,113	7,117,027
First Financial Bankshares, Inc.	175,645	5,836,683
First Financial Corp.	19,819	1,551,431
First Hawaiian, Inc.	206,320	5,283,855
First Internet Bancorp	15,329	419,095
First Interstate BancSystem, Inc., Class A	133,186	4,902,577
First Merchants Corp.	134,066	5,559,717
First Mid Bancshares, Inc.	47,281	2,352,703
First National Corp.	10,731	327,832
First Northern Community Bancorp(1)	8,629	143,845
First United Corp.	11,166	479,021
First Western Financial, Inc.(1)	16,822	520,977
Firstsun Capital Bancorp(1)	52,097	2,084,401
Five Star Bancorp	34,756	1,592,520
Franklin Financial Services Corp.	7,636	473,050
FS Bancorp, Inc.	7,374	311,920
Fulton Financial Corp.	312,081	7,321,420
FVCBankcorp, Inc.	19,838	362,242
190

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
GBank Financial Holdings, Inc.(1)(2)	12,116	$237,110
German American Bancorp, Inc.	77,469	3,820,771
Great Southern Bancorp, Inc.	21,716	1,699,711
Greene County Bancorp, Inc.	9,199	316,354
Hanmi Financial Corp.	52,125	1,615,875
Hanover Bancorp, Inc.	6,450	172,344
HBT Financial, Inc.	31,525	1,118,507
Heritage Financial Corp.	84,010	2,400,166
Hilltop Holdings, Inc.	99,857	3,799,559
Hingham Institution For Savings	3,429	988,478
Home Bancorp, Inc.	14,868	1,018,309
HomeTrust Bancshares, Inc.	27,804	1,291,218
Hope Bancorp, Inc.	253,286	3,492,814
Horizon Bancorp, Inc.	107,661	2,090,777
Independent Bank Corp.	80,135	6,505,359
Independent Bank Corp. (Michigan)	45,635	1,665,221
International Bancshares Corp.	86,924	6,098,588
Investar Holding Corp.	24,342	733,424
Isabella Bank Corp.	7,642	292,230
Kearny Financial Corp.	117,481	1,159,537
Lakeland Financial Corp.	42,526	2,512,861
LCNB Corp.	4,688	90,619
Live Oak Bancshares, Inc.	71,825	2,829,187
MainStreet Bancshares, Inc.	8,948	223,163
Mechanics Bancorp	21,536	338,977
Mercantile Bank Corp.	34,118	2,038,892
Meridian Corp.	18,863	363,490
Metrocity Bankshares, Inc.	44,499	1,549,455
Metropolitan Bank Holding Corp.	21,342	1,937,427
Mid Penn Bancorp, Inc.	49,358	1,797,125
Midland States Bancorp, Inc.	46,893	1,537,621
MVB Financial Corp.	22,299	674,991
National Bank Holdings Corp., Class A	80,331	3,316,867
National Bankshares, Inc.	7,305	300,966
NB Bancorp, Inc.	74,263	1,658,293
NBT Bancorp, Inc.	106,126	5,456,999
Nicolet Bankshares, Inc.	39,300	6,655,062
Northeast Bank	13,126	1,655,845
Northpointe Bancshares, Inc.	43,135	732,864
Northrim BanCorp, Inc.	51,296	1,311,639
Northwest Bancshares, Inc.	302,624	4,627,121
Norwood Financial Corp.	8,619	294,425
Oak Valley Bancorp	8,325	279,637
OceanFirst Financial Corp.	179,821	3,387,828
OFG Bancorp	82,820	4,310,781
Ohio Valley Banc Corp.	2,893	132,297
Old Second Bancorp, Inc.	90,054	2,258,554
OP Bancorp	12,197	183,077
Orange County Bancorp, Inc.	23,207	880,706
Origin Bancorp, Inc.	68,200	3,623,466
Orrstown Financial Services, Inc.	41,265	1,720,751
Park National Corp.	35,432	6,919,515
Parke Bancorp, Inc.	17,084	576,585
191

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Pathward Financial, Inc.	43,888	$3,575,117
PCB Bancorp	13,261	362,423
Peapack-Gladstone Financial Corp.	38,289	1,709,221
Peoples Bancorp of North Carolina, Inc.	7,311	319,491
Peoples Bancorp, Inc.	78,368	3,085,348
Peoples Financial Services Corp.	19,970	1,371,340
Plumas Bancorp	9,127	558,846
Ponce Financial Group, Inc.(1)	35,449	718,906
Preferred Bank	24,342	2,493,351
Primis Financial Corp.	52,242	830,648
Princeton Bancorp, Inc.	1,583	66,834
Prosperity Bancshares, Inc.	11,434	818,217
Provident Financial Services, Inc.	306,132	7,163,489
QCR Holdings, Inc.	28,935	2,878,164
RBB Bancorp	32,198	835,538
Red River Bancshares, Inc.	9,462	946,578
Renasant Corp.	140,992	5,767,983
Republic Bancorp, Inc., Class A	18,021	1,685,144
Richmond Mutual BanCorp, Inc.	694	10,958
Riverview Bancorp, Inc.	12,947	67,324
S&T Bancorp, Inc.	82,650	4,089,522
SB Financial Group, Inc.	1,270	35,179
Seacoast Banking Corp. of Florida	207,035	7,029,873
ServisFirst Bancshares, Inc.	159,877	6,881,106
Shore Bancshares, Inc.	70,061	1,608,601
Sierra Bancorp	27,736	1,098,900
Simmons First National Corp., Class A	293,698	6,631,701
SmartFinancial, Inc.	33,519	1,694,385
South Plains Financial, Inc.	30,926	1,348,374
Southern First Bancshares, Inc.(1)	16,705	1,024,852
Southern Missouri Bancorp, Inc.	20,443	1,504,400
Southside Bancshares, Inc.	56,949	1,797,310
SR Bancorp, Inc.	7,883	153,640
Stock Yards Bancorp, Inc.	57,095	4,522,495
Texas Capital Bancshares, Inc.	69,980	6,800,656
TFS Financial Corp.	78,424	1,370,067
Third Coast Bancshares, Inc.(1)	27,626	1,232,120
Timberland Bancorp, Inc.	11,024	502,584
Tompkins Financial Corp.	26,474	2,571,155
Towne Bank	183,583	6,799,914
TriCo Bancshares	62,546	3,338,706
Triumph Financial, Inc.(1)	47,828	3,407,745
TrustCo Bank Corp.	31,076	1,762,631
Trustmark Corp.	112,513	5,166,597
United Community Banks, Inc.	188,739	6,575,667
Unity Bancorp, Inc.	15,322	889,136
Univest Financial Corp.	50,084	2,079,488
USCB Financial Holdings, Inc.	15,175	337,492
Virginia National Bankshares Corp.	2,040	94,452
WaFd, Inc.	170,794	6,107,593
Washington Trust Bancorp, Inc.	38,414	1,503,140
WesBanco, Inc.	167,545	6,703,475
West BanCorp, Inc.	24,016	678,452
192

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Westamerica Bancorporation	53,771	$3,121,407
Western New England Bancorp, Inc.	27,194	373,646
WSFS Financial Corp.	88,082	6,821,951
		492,828,603
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	11,869	2,110,427
MGP Ingredients, Inc.	24,452	406,148
National Beverage Corp.	30,201	955,257
Vita Coco Co., Inc.(1)	73,422	4,310,973
		7,782,805
Biotechnology — 3.7%
4D Molecular Therapeutics, Inc.(1)	107,926	1,522,836
Abeona Therapeutics, Inc.(1)(2)	62,161	363,642
Absci Corp.(1)	2,992	27,048
ACADIA Pharmaceuticals, Inc.(1)	203,950	5,896,194
Acumen Pharmaceuticals, Inc.(1)(2)	38,824	110,648
Adicet Bio, Inc.(1)	5,627	48,955
ADMA Biologics, Inc.(1)	175,119	1,644,367
Agios Pharmaceuticals, Inc.(1)	119,120	4,011,962
Aligos Therapeutics, Inc.(1)(2)	1,427	8,362
Allogene Therapeutics, Inc.(1)	166,565	333,130
Alpha Cognition, Inc.(1)	4,191	38,851
Altimmune, Inc.(1)	20,535	63,864
ALX Oncology Holdings, Inc.(1)	58,349	112,614
Anavex Life Sciences Corp.(1)(2)	465	1,302
Anika Therapeutics, Inc.(1)	24,030	501,506
Arbutus Biopharma Corp.(1)	131,349	667,253
Arcturus Therapeutics Holdings, Inc.(1)(2)	56,129	828,464
ArriVent Biopharma, Inc.(1)	1,463	43,963
Artiva Biotherapeutics, Inc.(1)	5,119	57,845
Assembly Biosciences, Inc.(1)(2)	15,415	518,406
Aura Biosciences, Inc.(1)	29,310	210,446
Aurinia Pharmaceuticals, Inc.(1)	180,771	2,912,221
Avalo Therapeutics, Inc.(1)	11,953	231,171
Beam Therapeutics, Inc.(1)	185,590	5,461,914
Benitec Biopharma, Inc.(1)	17,376	211,466
Bicara Therapeutics, Inc.(1)	80,980	1,872,258
Black Diamond Therapeutics, Inc.(1)	73,654	154,673
Bright Minds Biosciences, Inc.(1)	4,631	332,182
C4 Therapeutics, Inc.(1)	177,049	656,852
Canton Strategic Holdings, Inc.(1)(2)	38,466	87,702
CareDx, Inc.(1)	100,952	5,058,705
Caribou Biosciences, Inc.(1)	140,580	216,493
Celldex Therapeutics, Inc.(1)	500	19,815
Century Therapeutics, Inc.(1)(2)	213,635	437,952
CervoMed, Inc.(1)(2)	3,281	8,629
Climb Bio, Inc.(1)	59,472	816,551
Corbus Pharmaceuticals Holdings, Inc.(1)	26,474	288,831
Coya Therapeutics, Inc.(1)	11,218	51,154
Crescent Biopharma, Inc.(1)(2)	3,748	62,217
CRISPR Therapeutics AG(1)(2)	151,394	8,626,430
Cue Biopharma, Inc.(1)	301	7,681
Cullinan Therapeutics, Inc.(1)	136,374	3,009,774
193

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
CytomX Therapeutics, Inc.(1)	63,206	$212,372
Design Therapeutics, Inc.(1)	13,971	210,822
Editas Medicine, Inc.(1)	10,923	33,424
Emergent BioSolutions, Inc.(1)	85,670	522,587
Entrada Therapeutics, Inc.(1)	67,775	477,814
Equillium, Inc.(1)(2)	75,411	171,183
Evommune, Inc.(1)	7,963	100,812
Fate Therapeutics, Inc.(1)	127,948	305,796
First Tracks Biotherapeutics, Inc.(1)	5,271	220,539
Fortress Biotech, Inc.(1)	2,971	8,126
GRAIL, Inc.(1)	73,972	5,871,158
Gyre Therapeutics, Inc.(1)(2)	1,907	12,529
Ideaya Biosciences, Inc.(1)	190,086	7,622,449
Immix Biopharma, Inc.(1)	12,961	181,843
Immuneering Corp., Class A(1)(2)	68,751	343,067
Immunic, Inc.(1)	12,554	198,353
Inhibikase Therapeutics, Inc.(1)(2)	101,275	233,945
Instil Bio, Inc.(1)(2)	7,492	57,014
Intellia Therapeutics, Inc.(1)	212,566	2,705,965
Iovance Biotherapeutics, Inc.(1)	670,662	5,479,309
Jade Biosciences, Inc.(1)	1,162	24,820
Janux Therapeutics, Inc.(1)	56,136	1,022,798
Keros Therapeutics, Inc.(1)	27,974	309,952
Kiniksa Pharmaceuticals International PLC(1)	54,500	4,285,335
Korro Bio, Inc.(1)	15,522	193,870
Kura Oncology, Inc.(1)	861	10,892
Kyverna Therapeutics, Inc.(1)(2)	66,680	565,113
Larimar Therapeutics, Inc.(1)	17,983	68,695
Lexeo Therapeutics, Inc.(1)	25,673	122,203
Lyell Immunopharma, Inc.(1)	24,100	345,112
MacroGenics, Inc.(1)	712	2,841
MapLight Therapeutics, Inc.(1)	8,601	111,555
MiMedx Group, Inc.(1)	184,354	836,967
Mineralys Therapeutics, Inc.(1)	466	11,962
Monopar Therapeutics, Inc.(1)(2)	4,849	542,749
Monte Rosa Therapeutics, Inc.(1)	118,501	1,651,904
Myriad Genetics, Inc.(1)	101,397	326,498
Neurogene, Inc.(1)	27,240	987,178
Nkarta, Inc.(1)	90,267	244,624
Olema Pharmaceuticals, Inc.(1)	216	2,253
OnKure Therapeutics, Inc., Class A(1)	30,625	111,169
Organogenesis Holdings, Inc.(1)(2)	101,306	174,246
ORIC Pharmaceuticals, Inc.(1)	163,743	2,127,022
Ovid therapeutics, Inc.(1)	236,869	632,440
Palisade Bio, Inc.(1)(2)	184,954	360,660
PepGen, Inc.(1)(2)	42,601	127,377
Perspective Therapeutics, Inc.(1)	137,197	433,542
Precision BioSciences, Inc.(1)(2)	28,582	218,366
Prelude Therapeutics, Inc.(1)	9,629	53,922
Protara Therapeutics, Inc.(1)	94,958	366,538
Prothena Corp. PLC(1)	85,522	799,631
Puma Biotechnology, Inc.(1)	95,131	866,643
Q32 Bio, Inc.(1)(2)	22,622	336,389
194

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Rallybio Corp.(1)	1,562	$26,226
Recursion Pharmaceuticals, Inc., Class A(1)(2)	470,398	1,599,353
Relay Therapeutics, Inc.(1)	58,750	1,079,825
Replimune Group, Inc.(1)	9,382	143,545
Rezolute, Inc.(1)	59,919	281,020
Rigel Pharmaceuticals, Inc.(1)	27,842	1,285,744
Rocket Pharmaceuticals, Inc.(1)	114,165	424,694
SAB Biotherapeutics, Inc.(1)	107,087	397,293
Sarepta Therapeutics, Inc.(1)	132,561	2,787,758
Savara, Inc.(1)	1,747	9,416
Sera Prognostics, Inc., Class A(1)(2)	5,403	11,454
Seres Therapeutics, Inc.(1)	1,003	4,925
Shattuck Labs, Inc.(1)	21,246	148,934
Solid Biosciences, Inc.(1)	81,266	778,528
Spruce Biosciences, Inc.(1)	846	49,889
Tango Therapeutics, Inc.(1)	93,744	2,141,113
Tectonic Therapeutic, Inc.(1)	21,450	642,213
Tenax Therapeutics, Inc.(1)	338	622
Tonix Pharmaceuticals Holding Corp.(1)(2)	15,258	215,138
uniQure NV(1)	52	2,531
Upstream Bio, Inc.(1)	80,462	532,658
Vanda Pharmaceuticals, Inc.(1)	134,787	727,850
Vir Biotechnology, Inc.(1)	310,499	3,396,859
Viridian Therapeutics, Inc.(1)	802	18,574
Voyager Therapeutics, Inc.(1)	119,984	413,945
vTv Therapeutics, Inc., Class A(1)	576	18,432
Whitehawk Therapeutics, Inc.(1)(2)	62,719	284,744
X4 Pharmaceuticals, Inc.(1)	103,497	418,128
XBiotech, Inc.(1)(2)	13,228	30,160
Xencor, Inc.(1)	159,886	4,359,292
Zentalis Pharmaceuticals, Inc.(1)	127,023	477,606
Zura Bio Ltd.(1)	49,704	275,360
		113,764,531
Broadline Retail — 0.3%
1stdibs.com, Inc.(1)	45,732	199,849
Contextlogic Holdings, Inc.(1)(2)	47,077	607,293
Kohl's Corp.	190,168	3,388,794
Ollie's Bargain Outlet Holdings, Inc.(1)	40,341	3,042,518
Savers Value Village, Inc.(1)	69,204	714,877
		7,953,331
Building Products — 1.6%
Apogee Enterprises, Inc.	33,563	1,310,971
AZZ, Inc.	46,916	6,434,999
Fortune Brands Innovations, Inc.	152,801	6,773,668
Gibraltar Industries, Inc.(1)	43,019	1,935,425
Griffon Corp.	67,435	6,567,495
Hayward Holdings, Inc.(1)	313,651	4,406,796
Insteel Industries, Inc.	31,961	962,026
Janus International Group, Inc.(1)	222,210	1,102,162
Louisiana-Pacific Corp.	56,558	3,987,905
Masterbrand, Inc.(1)	290,661	2,397,953
Quanex Building Products Corp.	111,098	2,135,304
Tecnoglass Holdings, Inc.	25,672	1,019,178
195

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Trex Co., Inc.(1)	149,478	$6,813,207
UFP Industries, Inc.	43,470	3,674,084
		49,521,173
Capital Markets — 2.3%
Acadian Asset Management, Inc.	62,709	5,907,188
Artisan Partners Asset Management, Inc., Class A	98,328	4,185,823
BGC Group, Inc., Class A	337,390	4,052,054
Bullish(1)	4,539	154,462
Cohen & Steers, Inc.	39,662	3,199,533
DigitalBridge Group, Inc.	293,040	4,662,266
Donnelley Financial Solutions, Inc.(1)	23,799	1,149,492
Federated Hermes, Inc.	120,997	7,701,459
GCM Grosvenor, Inc., Class A	72,205	995,707
Hamilton Lane, Inc., Class A	10,780	1,173,080
Lazard, Inc.	116,065	5,017,490
Marex Group Ltd.	36,207	2,624,283
MarketAxess Holdings, Inc.	18,658	3,034,351
Moelis & Co., Class A	95,145	6,476,520
Oppenheimer Holdings, Inc., Class A	13,777	1,636,570
Piper Sandler Cos.	24,667	1,851,505
SHARPLINK, Inc.(1)(2)	69,827	602,607
Siebert Financial Corp.(1)	1,398	3,104
Silvercrest Asset Management Group, Inc., Class A	5,996	60,200
Victory Capital Holdings, Inc., Class A	43,463	5,129,069
Virtus Investment Partners, Inc.	10,053	1,663,771
Wealthfront Corp.(1)	81,093	746,866
Webull Corp.(1)	226,809	2,150,149
WisdomTree, Inc.	291,583	7,015,487
		71,193,036
Chemicals — 2.8%
AdvanSix, Inc.	42,676	717,384
Alto Ingredients, Inc.(1)	124,072	491,325
American Vanguard Corp.(1)	43,329	95,324
Arq, Inc.(1)	46,459	98,493
Ascent Industries Co.(1)	9,096	137,986
Ashland, Inc.	85,039	6,235,910
ASP Isotopes, Inc.(1)(2)	72,635	291,993
Aspen Aerogels, Inc.(1)	130,577	643,745
Avient Corp.	148,350	6,536,301
Balchem Corp.	11,513	2,025,022
Cabot Corp.	79,945	6,612,251
Celanese Corp.	131,758	5,992,354
Chemours Co.	154,095	2,397,718
Core Molding Technologies, Inc.(1)	14,389	360,444
Ecovyst, Inc.(1)	250,449	2,547,066
FMC Corp.	107,188	1,235,878
Hawkins, Inc.	29,525	3,550,972
HB Fuller Co.	96,379	5,296,026
Huntsman Corp.	268,150	2,568,877
Ingevity Corp.(1)	66,589	4,613,952
Innospec, Inc.	46,462	4,360,923
Intrepid Potash, Inc.(1)	24,862	961,413
Koppers Holdings, Inc.	40,104	1,839,570
196

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Kronos Worldwide, Inc.	37,180	$327,928
LSB Industries, Inc.(1)	120,793	1,288,861
Mativ Holdings, Inc.	100,411	1,193,887
Minerals Technologies, Inc.	63,074	4,473,208
Northern Technologies International Corp.	6,234	49,934
Olin Corp.	220,372	3,834,473
Orion SA	91,532	571,160
Quaker Chemical Corp.	26,147	4,335,173
Rayonier Advanced Materials, Inc.(1)	151,995	1,305,637
Sensient Technologies Corp.	59,341	8,007,474
Stepan Co.	39,890	2,497,513
Tronox Holdings PLC, Class A	188,351	996,377
Valhi, Inc.	1,690	31,586
		88,524,138
Commercial Services and Supplies — 1.7%
ABM Industries, Inc.	81,533	3,801,884
ACCO Brands Corp.	147,500	631,300
ACV Auctions, Inc., Class A(1)	50,045	351,816
Brady Corp., Class A	64,057	5,806,767
BrightView Holdings, Inc.(1)	119,170	1,323,979
Brink's Co.	53,198	5,794,858
Casella Waste Systems, Inc., Class A(1)	2,786	257,009
Civeo Corp.(1)	25,392	848,855
Deluxe Corp.	103,172	2,383,273
Ennis, Inc.	50,122	1,069,603
Enviri Corp.(1)	2,227	49,618
Healthcare Services Group, Inc.(1)	124,550	2,738,855
HNI Corp.	135,554	6,564,880
Interface, Inc.	95,232	3,611,197
LanzaTech Global, Inc.(1)	2,904	18,411
Liquidity Services, Inc.(1)	49,327	2,055,949
MillerKnoll, Inc.	111,207	2,512,166
OPENLANE, Inc.(1)	230,795	8,216,302
Perma-Fix Environmental Services, Inc.(1)(2)	4,306	78,154
Quad/Graphics, Inc.	57,267	576,106
Team, Inc.(1)	591	14,568
UniFirst Corp.	12,643	3,497,054
Vestis Corp.(1)	503	6,293
Virco Mfg. Corp.	25,959	155,754
		52,364,651
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(1)	186,212	1,443,143
Aviat Networks, Inc.(1)	21,588	430,249
BK Technologies Corp.(1)	7,161	518,242
Calix, Inc.(1)	10,819	412,420
Clearfield, Inc.(1)	23,707	687,740
Digi International, Inc.(1)	82,278	6,165,913
Extreme Networks, Inc.(1)	209,266	4,706,392
Harmonic, Inc.(1)	204,159	2,445,825
KVH Industries, Inc.(1)	14,913	112,742
Lantronix, Inc.(1)	63,528	336,699
NETGEAR, Inc.(1)	55,820	1,181,151
NetScout Systems, Inc.(1)	151,724	5,891,443
197

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Ribbon Communications, Inc.(1)	199,006	$396,022
Vistance Networks, Inc.(1)	251,367	1,586,126
		26,314,107
Construction and Engineering — 1.3%
Ameresco, Inc., Class A(1)	56,296	1,245,268
Centuri Holdings, Inc.(1)	171,913	3,508,744
Concrete Pumping Holdings, Inc.(1)	38,039	343,492
Everus Construction Group, Inc.(1)	48,416	5,574,134
Granite Construction, Inc.	22,964	2,768,540
Limbach Holdings, Inc.(1)	18,202	750,286
Matrix Service Co.(1)	47,989	518,761
MYR Group, Inc.(1)	23,796	6,934,630
NWPX Infrastructure, Inc.(1)	18,926	2,080,346
Orion Group Holdings, Inc.(1)	87,427	821,814
Primoris Services Corp.	34,019	2,453,110
Solv Energy, Inc., Class A(1)	1,635	41,725
Terrestrial Energy, Inc.(1)(2)	35,876	185,838
Tutor Perini Corp.	86,529	7,659,547
WillScot Holdings Corp.	247,191	5,116,854
		40,003,089
Construction Materials — 0.2%
Knife River Corp.(1)	82,363	5,164,160
Titan America SA(1)	20,119	300,175
U.S. Lime & Minerals, Inc.	14,983	1,769,942
		7,234,277
Consumer Finance — 1.4%
Atlanticus Holdings Corp.(1)	12,561	1,136,394
Bread Financial Holdings, Inc.	87,919	9,184,898
Consumer Portfolio Services, Inc.(1)	2,295	21,183
Credit Acceptance Corp.(1)	352	211,109
Dave, Inc.(1)	15,274	5,491,309
Encore Capital Group, Inc.(1)	43,246	4,195,294
EZCORP, Inc., Class A(1)	135,019	4,363,814
Green Dot Corp., Class A(1)(2)	104,468	1,388,380
Happen, Inc.(1)	209,585	3,684,504
Jefferson Capital, Inc.	29,237	608,422
Medallion Financial Corp.	20,020	236,636
Navient Corp.	108,991	1,036,504
Nelnet, Inc., Class A	18,663	2,337,914
NerdWallet, Inc., Class A(1)	46,659	460,991
Oportun Financial Corp.(1)	59,589	437,979
OppFi, Inc.(1)	57,865	401,004
PRA Group, Inc.(1)	70,673	1,330,066
PROG Holdings, Inc.	8,454	322,351
Regional Management Corp.	14,636	469,669
SLM Corp.	175,336	4,553,476
Upstart Holdings, Inc.(1)	9,520	273,034
World Acceptance Corp.(1)	5,618	1,032,645
		43,177,576
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	71,196	4,618,485
Chefs' Warehouse, Inc.(1)	79,205	8,908,187
Grocery Outlet Holding Corp.(1)	160,780	1,921,321
198

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
HF Foods Group, Inc.(1)	11,246	$20,130
Ingles Markets, Inc., Class A	33,189	2,714,860
Natural Grocers by Vitamin Cottage, Inc.	27,792	760,667
PriceSmart, Inc.	47,353	8,050,484
United Natural Foods, Inc.(1)	128,112	5,618,992
Village Super Market, Inc., Class A	22,319	965,966
Weis Markets, Inc.	29,997	2,131,287
		35,710,379
Containers and Packaging — 0.9%
Graphic Packaging Holding Co.	144,656	1,620,147
Greif, Inc., Class A	47,923	3,965,628
Greif, Inc., Class B	8,073	852,832
Myers Industries, Inc.	68,904	2,211,129
O-I Glass, Inc.(1)	302,366	2,198,201
Ranpak Holdings Corp.(1)	30,184	143,374
Silgan Holdings, Inc.	138,286	5,744,400
Sonoco Products Co.	167,144	9,217,992
TriMas Corp.	81,742	3,169,955
		29,123,658
Distributors — 0.1%
GigaCloud Technology, Inc., Class A(1)	31,763	1,541,459
Gold.com, Inc.	36,895	1,659,168
Weyco Group, Inc.	3,064	137,175
		3,337,802
Diversified Consumer Services — 2.2%
ADT, Inc.	240,608	1,778,093
American Public Education, Inc.(1)	26,330	1,201,965
Bright Horizons Family Solutions, Inc.(1)	56,191	4,168,248
Carriage Services, Inc.	30,030	1,010,510
Coursera, Inc.(1)	310,506	2,024,499
Covista, Inc.(1)	57,399	7,595,610
Driven Brands Holdings, Inc.(1)(2)	109,082	1,354,799
Frontdoor, Inc.(1)	112,013	9,058,491
Graham Holdings Co., Class B	4,898	5,529,303
Grand Canyon Education, Inc.(1)	43,261	6,408,252
KinderCare Learning Cos., Inc.(1)	33,348	84,037
Laureate Education, Inc., Class A(1)	224,010	8,407,095
Legacy Education, Inc.(1)	5,587	61,178
Lincoln Educational Services Corp.(1)	69,853	1,757,502
Matthews International Corp., Class A	1,039	21,580
McGraw Hill, Inc.(1)	26,584	349,048
OneSpaWorld Holdings Ltd.	160,467	3,984,396
Perdoceo Education Corp.	92,243	3,066,157
Phoenix Education Partners, Inc.	8,139	236,926
Strategic Education, Inc.	39,462	3,269,032
Stride, Inc.(1)	53,928	4,675,018
Universal Technical Institute, Inc.(1)	115,003	2,430,013
WW International, Inc.(1)	783	13,068
		68,484,820
Diversified Telecommunication Services — 0.8%
Anterix, Inc.(1)	16,509	1,500,503
ATN International, Inc.	18,723	564,873
IDT Corp., Class B	39,807	2,715,634
199

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Iridium Communications, Inc.	175,652	$8,252,131
Liberty Capital Corp., Class A(1)	4,307	114,997
Liberty Capital Corp., Class C(1)	46,112	1,200,295
Liberty Global Ltd., Class A(1)	300,061	3,225,656
Liberty Global Ltd., Class C(1)	251,102	2,634,060
Liberty Latin America Ltd., Class A(1)	44,086	379,580
Liberty Latin America Ltd., Class C(1)	227,930	1,948,802
Shenandoah Telecommunications Co.	85,666	1,059,688
		23,596,219
Electric Utilities — 0.5%
Genie Energy Ltd., Class B	16,533	245,350
Hawaiian Electric Industries, Inc.(1)	340,850	3,824,337
MGE Energy, Inc.	60,763	4,720,678
Otter Tail Corp.	68,139	6,164,535
		14,954,900
Electrical Equipment — 0.7%
Allient, Inc.	34,209	3,215,988
Atkore, Inc.	68,019	6,372,700
Broadwind, Inc.(1)	26,923	115,769
Energous Corp.(1)(2)	4,507	49,938
Energy Vault Holdings, Inc.(1)(2)	2,090	7,106
Espey Mfg. & Electronics Corp.	3,313	207,427
FuelCell Energy, Inc.(1)	112,113	1,931,707
Hyliion Holdings Corp.(1)	76,422	265,184
KULR Technology Group, Inc.(1)	49,267	124,153
NANO Nuclear Energy, Inc.(1)(2)	19,410	355,009
Net Power, Inc.(1)	5,449	9,699
NuScale Power Corp.(1)	3,333	30,897
Preformed Line Products Co.	5,242	2,101,256
Sensata Technologies Holding PLC	57,258	2,349,296
Shoals Technologies Group, Inc., Class A(1)	323,968	2,241,858
Sunrun, Inc.(1)	378,835	3,246,616
Ultralife Corp.(1)	13,710	86,510
		22,711,113
Electronic Equipment, Instruments and Components — 2.7%
908 Devices, Inc.(1)	58,026	619,137
Airgain, Inc.(1)	5,522	29,046
Avnet, Inc.	39,992	3,581,683
Badger Meter, Inc.	28,457	3,855,070
Bel Fuse, Inc., Class A	100	20,477
Bel Fuse, Inc., Class B	8,571	2,136,536
Belden, Inc.	48,120	5,507,815
Benchmark Electronics, Inc.	64,986	4,567,216
Climb Global Solutions, Inc.	28,686	818,412
Coda Octopus Group, Inc.(1)	2,599	26,120
CPS Technologies Corp.(1)(2)	17,248	67,095
Crane NXT Co.	78,050	3,816,645
CTS Corp.	61,256	3,459,126
Daktronics, Inc.(1)	71,330	1,393,075
ePlus, Inc.	53,910	4,742,463
Forward Industries, Inc.(1)	14,586	92,475
Identiv, Inc.(1)	10,717	30,115
Insight Enterprises, Inc.(1)	42,249	6,633,938
200

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
IPG Photonics Corp.(1)	46,213	$3,515,885
Itron, Inc.(1)	44,370	4,304,334
Kimball Electronics, Inc.(1)	47,829	1,129,721
Knowles Corp.(1)	176,581	6,035,538
Methode Electronics, Inc.	64,491	1,175,671
M-Tron Industries, Inc.(1)	6,717	511,567
Napco Security Technologies, Inc.	71,224	2,581,158
PC Connection, Inc.	23,945	1,912,487
Powerfleet, Inc. NJ(1)	140,726	422,178
RF Industries Ltd.(1)	16,870	177,810
Richardson Electronics Ltd.	25,039	433,675
Rogers Corp.(1)	38,096	4,783,715
ScanSource, Inc.(1)	41,464	2,367,180
Unusual Machines, Inc.(1)(2)	36,163	855,978
Vishay Intertechnology, Inc.	200,959	6,115,182
Vishay Precision Group, Inc.(1)	29,590	1,828,958
Vontier Corp.	162,515	5,234,608
		84,782,089
Energy Equipment and Services — 3.2%
Archrock, Inc.	83,386	2,628,327
Atlas Energy Solutions, Inc.(1)(2)	164,268	2,151,911
Bristow Group, Inc.	56,809	2,578,560
Cactus, Inc., Class A	17,862	1,256,056
Core Laboratories, Inc.	48,622	604,371
DMC Global, Inc.(1)	27,364	193,463
Energy Services of America Corp.	30,404	354,207
Expro Ltd.(1)	171,088	3,100,115
Flowco Holdings, Inc., Class A	36,638	803,838
Forum Energy Technologies, Inc.(1)	17,103	1,401,933
Geospace Technologies Corp.(1)	24,799	130,691
Helix Energy Solutions Group, Inc.(1)	230,283	2,371,915
Helmerich & Payne, Inc.	171,196	7,460,722
Innovex International, Inc.(1)	83,861	2,572,017
Kodiak Gas Services, Inc.	104,424	6,136,998
Liberty Energy, Inc., Class A	311,288	6,135,486
Mammoth Energy Services, Inc.(1)	24,511	76,719
Nabors Industries Ltd.(1)	25,715	2,407,953
National Energy Services Reunited Corp.(1)	119,636	4,200,420
Natural Gas Services Group, Inc.	29,136	1,025,587
Oceaneering International, Inc.(1)	213,621	11,057,023
Oil States International, Inc.(1)	135,990	1,199,432
Patterson-UTI Energy, Inc.	721,714	9,122,465
ProFrac Holding Corp., Class A(1)	50,664	258,386
ProPetro Holding Corp.(1)	200,464	2,277,271
Ranger Energy Services, Inc.	35,794	597,760
RPC, Inc.	190,929	1,246,766
SEACOR Marine Holdings, Inc.(1)	45,653	435,986
Seadrill Ltd.(1)	111,447	5,429,698
Select Water Solutions, Inc., Class A	207,046	4,037,397
Smart Sand, Inc.	47,193	248,707
Solaris Energy Infrastructure, Inc., Class A	79,665	4,044,592
TETRA Technologies, Inc.(1)	244,085	1,684,186
Tidewater, Inc.(1)	81,622	7,600,641
201

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Valaris Ltd.(1)	48,713	$4,207,342
		101,038,941
Entertainment — 0.8%
Cinemark Holdings, Inc.	197,461	7,031,586
Cineverse Corp.(1)	11,774	28,022
CuriosityStream, Inc.	872	2,337
Firy, Inc.(1)(2)	11,967	118,354
IMAX Corp.(1)	104,314	5,340,877
Madison Square Garden Entertainment Corp.(1)	60,355	4,688,980
Marcus Corp.	49,046	1,394,378
Reservoir Media, Inc.(1)	1,585	15,311
Sphere Entertainment Co.(1)(2)	49,557	6,754,619
Starz Entertainment Corp.(1)	4,945	130,919
		25,505,383
Financial Services — 2.6%
Acacia Research Corp.(1)	58,792	261,036
Alerus Financial Corp.	46,446	1,528,073
Cannae Holdings, Inc.	64,495	1,006,122
Cass Information Systems, Inc.	27,986	1,570,294
Dlocal Ltd.	55,884	828,760
Essent Group Ltd.	1,067	72,087
Euronet Worldwide, Inc.(1)	53,665	3,730,254
EVERTEC, Inc.	124,883	3,700,283
Federal Agricultural Mortgage Corp., Class C	17,248	3,792,835
Finance of America Cos., Inc., Class A(1)	8,055	142,976
Flywire Corp.(1)	169,307	3,198,209
HA Sustainable Infrastructure Capital, Inc.	163,820	6,479,081
International Money Express, Inc.(1)	47,292	684,315
Marqeta, Inc., Class A(1)	192,646	3,163,239
Merchants Bancorp	44,594	2,347,428
NCR Atleos Corp.(1)	165,739	7,610,735
NewtekOne, Inc.	48,140	567,571
NMI Holdings, Inc., Class A(1)	128,870	5,715,385
Onity Group, Inc.(1)	11,853	405,847
Paymentus Holdings, Inc., Class A(1)	55,756	1,984,914
Payoneer Global, Inc.(1)	585,072	4,159,862
Paysafe Ltd.(1)	22,150	142,646
Paysign, Inc.(1)	49,917	621,966
PennyMac Financial Services, Inc.	22,118	1,617,047
Radian Group, Inc.	198,002	7,100,352
Remitly Global, Inc.(1)	274,339	7,335,825
Repay Holdings Corp.(1)	123,537	443,498
Sezzle, Inc.(1)	16,788	2,023,793
Shift4 Payments, Inc., Class A(1)(2)	26,721	1,129,764
Velocity Financial, Inc.(1)	19,587	351,587
Walker & Dunlop, Inc.	34,736	1,407,850
Waterstone Financial, Inc.	27,768	582,017
Western Union Co.	527,247	3,775,089
		79,480,740
Food Products — 1.2%
Alico, Inc.	12,145	482,521
B&G Foods, Inc.	167,238	580,316
Cal-Maine Foods, Inc.	57,647	4,549,501
202

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Del Monte Corp.	66,283	$2,099,845
Dole PLC	91,989	1,274,047
Flowers Foods, Inc.	144,763	1,001,760
Freshpet, Inc.(1)	95,223	6,652,279
J&J Snack Foods Corp.	23,567	2,078,138
John B Sanfilippo & Son, Inc.	12,093	891,133
Lifeway Foods, Inc.(1)	15,725	409,322
Limoneira Co.	34,245	471,211
Marzetti Co.	23,630	2,661,919
Mission Produce, Inc.(1)	107,344	1,365,416
Post Holdings, Inc.(1)	64,969	5,415,816
Seaboard Corp.	315	1,231,729
Seneca Foods Corp., Class A(1)	9,793	1,941,854
Simply Good Foods Co.(1)	88,190	1,009,775
Tootsie Roll Industries, Inc.	39,509	1,614,338
Utz Brands, Inc.	88,789	1,260,804
Village Farms International, Inc.(1)(2)	99,268	285,892
Vital Farms, Inc.(1)	55,672	594,577
Westrock Coffee Co.(1)	1,949	15,183
		37,887,376
Gas Utilities — 0.8%
Chesapeake Utilities Corp.	30,109	4,020,756
MDU Resources Group, Inc.	339,996	6,772,721
New Jersey Resources Corp.	30,948	1,650,766
Northwest Natural Holding Co.	91,432	4,486,568
ONE Gas, Inc.	80,132	6,352,064
RGC Resources, Inc.	191	4,089
Spire, Inc.	14,732	1,205,667
Star Group LP	7,186	91,837
		24,584,468
Ground Transportation — 0.6%
ArcBest Corp.	47,020	6,487,349
Covenant Logistics Group, Inc.	35,509	1,255,243
Heartland Express, Inc.	85,385	1,055,359
Landstar System, Inc.	7,585	1,370,079
Marten Transport Ltd.	99,621	1,436,535
PAMT Corp.(1)	8	97
Proficient Auto Logistics, Inc.(1)	35,112	176,964
Schneider National, Inc., Class B	31,520	1,087,755
Universal Logistics Holdings, Inc.	11,982	223,824
Werner Enterprises, Inc.	105,091	4,117,465
		17,210,670
Health Care Equipment and Supplies — 3.4%
Acme United Corp.	5,912	368,436
AngioDynamics, Inc.(1)	89,866	1,449,539
Anteris Technologies Global Corp.(1)(2)	24,967	214,966
Beta Bionics, Inc.(1)	29,037	579,288
Bioventus, Inc., Class A(1)	76,574	1,045,235
Carlsmed, Inc.(1)	78	1,271
CONMED Corp.	59,773	2,979,684
CVRx, Inc.(1)(2)	358	1,060
Delcath Systems, Inc.(1)	38,603	635,405
Dentsply Sirona, Inc.	390,489	4,361,762
203

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Electromed, Inc.(1)	13,155	$367,945
Enovis Corp.(1)	97,589	2,399,714
Envista Holdings Corp.(1)	279,944	7,597,680
Haemonetics Corp.(1)	85,562	8,818,875
ICU Medical, Inc.(1)	41,723	7,215,993
Inogen, Inc.(1)	48,644	261,218
Inspire Medical Systems, Inc.(1)	17,812	1,121,978
Integer Holdings Corp.(1)	57,919	7,254,355
Integra LifeSciences Holdings Corp.(1)	128,200	2,169,144
iRadimed Corp.	19,361	1,672,403
IRhythm Holdings, Inc.(1)	14,023	1,667,896
Kewaunee Scientific Corp.(1)	3,756	141,489
Lantheus Holdings, Inc.(1)	47,127	4,757,942
LeMaitre Vascular, Inc.	45,638	3,663,819
LENSAR, Inc.(1)	1,009	8,466
LivaNova PLC(1)	126,251	10,076,092
Merit Medical Systems, Inc.(1)	78,470	7,114,090
MiniMed Group, Inc.(1)	5,894	119,413
Neogen Corp.(1)	402,500	4,652,900
Omnicell, Inc.(1)	92,843	3,264,360
OraSure Technologies, Inc.(1)	121,658	436,752
Orchestra BioMed Holdings, Inc.(1)	3,182	16,037
Orthofix Medical, Inc.(1)	68,157	639,994
OrthoPediatrics Corp.(1)	38,433	895,873
Outset Medical, Inc.(1)	26,735	102,128
Pro-Dex, Inc.(1)(2)	1,974	122,585
QuidelOrtho Corp.(1)	114,519	1,652,509
RxSight, Inc.(1)	29,616	217,085
Sanara Medtech, Inc.(1)	5,855	204,222
Sensus Healthcare, Inc.(1)(2)	20,030	70,906
Shoulder Innovations, Inc.(1)	9,406	197,150
SI-BONE, Inc.(1)	29,457	560,272
STAAR Surgical Co.(1)	34,364	776,283
Strive, Inc., Class A(1)(2)	51,888	1,256,727
Tactile Systems Technology, Inc.(1)	51,387	1,180,873
TransMedics Group, Inc.(1)	55,930	4,746,779
Treace Medical Concepts, Inc.(1)	30,026	141,122
UFP Technologies, Inc.(1)	14,503	4,321,169
Utah Medical Products, Inc.	5,735	407,931
Varex Imaging Corp.(1)	82,683	1,528,809
		105,457,624
Health Care Providers and Services — 2.2%
Acadia Healthcare Co., Inc.(1)	187,368	5,163,862
AdaptHealth Corp.(1)	240,066	1,341,969
Addus HomeCare Corp.(1)	31	3,555
agilon health, Inc.(1)	1,045	91,845
AirSculpt Technologies, Inc.(1)(2)	1,733	4,367
Alignment Healthcare, Inc.(1)	295,361	3,957,837
AMN Healthcare Services, Inc.(1)	89,510	3,068,403
Ardent Health, Inc.(1)	37,743	408,379
Astrana Health, Inc.(1)	73,312	2,793,920
Aveanna Healthcare Holdings, Inc.(1)	121,113	1,625,337
Castle Biosciences, Inc.(1)	58,067	1,917,953
204

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Clover Health Investments Corp.(1)	175,065	$726,520
Concentra Group Holdings Parent, Inc.	256,419	8,651,577
CorVel Corp.(1)	27,253	1,877,187
Fulgent Genetics, Inc.(1)	26,658	516,365
Guardian Pharmacy Services, Inc., Class A(1)	45,203	1,676,579
InfuSystem Holdings, Inc.(1)	31,525	383,029
Innovage Holding Corp.(1)	40,381	436,115
Joint Corp.(1)	6,326	53,391
National HealthCare Corp.	29,512	6,390,233
NeoGenomics, Inc.(1)	154,305	2,763,603
NRC Health	32,781	686,434
Nutex Health, Inc.(1)(2)	9,372	1,769,059
Omada Health, Inc.(1)	15,518	380,967
Option Care Health, Inc.(1)	196,943	4,618,313
Pediatrix Medical Group, Inc.(1)	195,747	5,134,444
Pennant Group, Inc.(1)	513	18,858
Progyny, Inc.(1)	131,909	3,375,551
RadNet, Inc.(1)	100,894	7,649,783
Sonida Senior Living, Inc.(1)	25,261	947,288
Strata Critical Medical, Inc.(1)	147,685	835,897
		69,268,620
Health Care Technology — 0.2%
American Well Corp., Class A(1)	15,474	185,224
CareCloud, Inc.(1)	24,156	56,766
Certara, Inc.(1)	62,228	515,870
Doximity, Inc., Class A(1)	27,468	733,670
GoodRx Holdings, Inc., Class A(1)	134,514	469,454
HealthStream, Inc.	48,503	1,409,012
Phreesia, Inc.(1)	14,877	181,648
Schrodinger, Inc.(1)	29,908	583,206
Simulations Plus, Inc.(1)(2)	14,572	268,125
Teladoc Health, Inc.(1)	324,002	2,054,173
		6,457,148
Hotels, Restaurants and Leisure — 2.5%
Accel Entertainment, Inc.(1)(2)	125,492	1,460,727
Biglari Holdings, Inc., Class A(1)	20	39,147
Biglari Holdings, Inc., Class B(1)	1,041	404,408
BJ's Restaurants, Inc.(1)	47,880	3,044,689
Bloomin' Brands, Inc.(1)	137,724	1,418,557
Brightstar Lottery PLC	71,075	801,015
Caesars Entertainment, Inc.(1)	276,839	8,222,118
Cheesecake Factory, Inc.	89,076	9,752,931
Choice Hotels International, Inc.(2)	36,153	3,736,774
Cracker Barrel Old Country Store, Inc.	40,782	2,252,798
Dave & Buster's Entertainment, Inc.(1)	47,756	428,371
El Pollo Loco Holdings, Inc.(1)	54,617	834,002
First Watch Restaurant Group, Inc.(1)	99,402	1,260,417
Full House Resorts, Inc.(1)	22,679	46,038
Genius Sports Ltd.(1)	95,695	710,057
Hilton Grand Vacations, Inc.(1)	111,666	4,735,755
Krispy Kreme, Inc.(1)	49,042	167,724
Kura Sushi USA, Inc., Class A(1)	5,439	248,345
Marriott Vacations Worldwide Corp.	59,262	6,178,656
205

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Monarch Casino & Resort, Inc.	25,913	$3,121,221
ONE Group Hospitality, Inc.(1)(2)	10,165	17,077
Penn Entertainment, Inc.(1)	240,447	4,017,869
Portillo's, Inc., Class A(1)	96,723	442,024
Pursuit Attractions & Hospitality, Inc.(1)	43,065	2,067,120
RCI Hospitality Holdings, Inc.	12,829	373,709
Serve Robotics, Inc.(1)(2)	56,035	272,890
Shake Shack, Inc., Class A(1)	71,047	4,894,428
Six Flags Entertainment Corp.(1)	113,420	1,706,971
Sweetgreen, Inc., Class A(1)	112,410	782,374
Target Hospitality Corp.(1)	91,976	1,703,396
Vail Resorts, Inc.(2)	58,692	8,035,522
Wendy's Co.	306,501	2,543,958
Wyndham Hotels & Resorts, Inc.	8,638	636,275
		76,357,363
Household Durables — 2.1%
Bassett Furniture Industries, Inc.	7,000	131,600
Beazer Homes USA, Inc.(1)	45,556	1,511,548
Cavco Industries, Inc.(1)	13,822	7,728,295
Century Communities, Inc.	40,325	2,723,954
Champion Homes, Inc.(1)	93,421	8,339,693
Cricut, Inc., Class A	83,966	495,399
Dream Finders Homes, Inc., Class A(1)	46,261	649,967
Ethan Allen Interiors, Inc.	40,328	953,757
Flexsteel Industries, Inc.	7,685	611,265
Green Brick Partners, Inc.(1)	60,706	4,384,187
Hamilton Beach Brands Holding Co., Class A	11,618	364,921
Helen of Troy Ltd.(1)	41,905	1,261,340
Hooker Furnishings Corp.	16,217	212,443
Hovnanian Enterprises, Inc., Class A(1)	7,475	927,872
KB Home	97,769	5,211,088
La-Z-Boy, Inc.	78,676	2,489,309
Legacy Housing Corp.(1)	15,774	443,723
LGI Homes, Inc.(1)	34,841	1,949,006
Lifetime Brands, Inc.	20,925	197,741
Lovesac Co.(1)(2)	28,050	437,440
M/I Homes, Inc.(1)	45,651	6,793,325
Meritage Homes Corp.	112,654	7,821,567
Newell Brands, Inc.	784,941	4,905,881
Smith Douglas Homes Corp.(1)	420	5,074
Somnigroup International, Inc.	10,788	698,523
Sonos, Inc.(1)	196,979	3,072,872
Traeger, Inc.(1)	1,963	110,026
Universal Electronics, Inc.	13,440	61,286
		64,493,102
Household Products — 0.6%
Central Garden & Pet Co.(1)	14,795	635,889
Central Garden & Pet Co., Class A(1)	101,219	3,766,359
Energizer Holdings, Inc.	117,946	2,568,864
Oil-Dri Corp. of America	18,945	1,704,671
Reynolds Consumer Products, Inc.	71,572	1,656,892
Spectrum Brands Holdings, Inc.	44,839	3,870,054
206

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
WD-40 Co.	22,382	$4,793,105
		18,995,834
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	66,783	1,107,262
Montauk Renewables, Inc.(1)(2)	96,272	165,588
XPLR Infrastructure LP(1)	156,573	1,878,876
		3,151,726
Insurance — 3.2%
Abacus Global Management, Inc.	54,174	520,070
American Coastal Insurance Corp., Class C	40,239	381,063
American Integrity Insurance Group, Inc.	21,251	552,526
AMERISAFE, Inc.	34,638	901,974
Assured Guaranty Ltd.	61,762	4,613,621
Ategrity Specialty Holdings LLC(1)	17,570	461,564
Baldwin Insurance Group, Inc.(1)	24,702	762,057
Bowhead Specialty Holdings, Inc.(1)	35,792	1,199,748
Brighthouse Financial, Inc.(1)	117,941	6,253,232
Citizens, Inc.(1)(2)	13,730	51,625
CNO Financial Group, Inc.	147,211	8,065,691
Crawford & Co., Class A	6,403	84,007
Crawford & Co., Class B	1,431	17,115
Donegal Group, Inc., Class A	38,870	743,194
Employers Holdings, Inc.	37,159	1,824,135
Exzeo Group, Inc.(1)(2)	63,962	1,073,282
F&G Annuities & Life, Inc.	44,520	1,059,576
Genworth Financial, Inc., Class A(1)	608,719	6,050,667
Greenlight Capital Re Ltd., Class A(1)	50,894	771,553
Hagerty, Inc., Class A(1)	55,361	736,301
Hamilton Insurance Group Ltd., Class B	94,036	3,306,306
HCI Group, Inc.	18,436	3,424,118
Heritage Insurance Holdings, Inc.(1)	45,206	1,519,826
Hippo Holdings, Inc.(1)	43,621	1,433,822
Horace Mann Educators Corp.	98,128	4,993,734
Investors Title Co.	2,597	764,557
James River Group Holdings, Inc.	63,560	254,876
Kemper Corp.	42,548	1,199,003
Kingstone Cos., Inc.	21,071	414,045
Mercury General Corp.	7,894	804,872
Octave Specialty Group, Inc.(1)	61,778	269,352
Palomar Holdings, Inc.	38,789	5,142,258
Pelagos Insurance Capital Ltd.	123,082	3,004,432
RLI Corp.	47,948	3,043,260
Root, Inc., Class A(1)	18,924	1,050,093
Safety Insurance Group, Inc.	30,414	3,155,148
Selective Insurance Group, Inc.	41,005	3,743,346
SiriusPoint Ltd.(1)	244,905	5,924,252
Skyward Specialty Insurance Group, Inc.(1)	72,871	4,183,524
Slide Insurance Holdings, Inc.	99,538	2,314,258
Stewart Information Services Corp.	60,155	4,129,641
Tiptree, Inc.	39,687	735,003
Trupanion, Inc.(1)	47,444	1,382,993
TWFG, Inc.(1)	12,386	357,088
United Fire Group, Inc.	41,172	2,217,936
207

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Universal Insurance Holdings, Inc.	48,822	$2,098,370
White Mountains Insurance Group Ltd.	1,644	3,455,704
		100,444,818
Interactive Media and Services — 0.9%
Angi, Inc.(1)	2,069	9,621
Bumble, Inc., Class A(1)	102,430	280,658
Cargurus, Inc.(1)	119,177	4,249,852
Cars.com, Inc.(1)	92,037	1,076,833
EverQuote, Inc., Class A(1)	47,097	1,198,148
Grindr, Inc.(1)(2)	5,171	80,047
IZEA Worldwide, Inc.(1)	2,832	8,609
Nextdoor Holdings, Inc.(1)	337,376	759,096
People, Inc.(1)	124,194	4,754,146
QuinStreet, Inc.(1)	73,101	1,421,083
Shutterstock, Inc.(2)	40,112	222,221
Taboola.com Ltd.(1)	397,058	1,481,026
TripAdvisor, Inc.(1)	253,193	2,410,397
Webtoon Entertainment, Inc.(1)(2)	105,975	1,116,977
Yelp, Inc.(1)	92,320	2,063,352
Ziff Davis, Inc.(1)	77,203	4,257,745
ZoomInfo Technologies, Inc.(1)	366,869	1,555,525
		26,945,336
IT Services — 0.4%
Backblaze, Inc., Class A(1)	41,843	591,241
BigBear.ai Holdings, Inc.(1)(2)	160,122	501,182
Commerce.com, Inc.(1)	101,532	244,692
Crexendo, Inc.(1)	32,069	196,903
CSP, Inc.	6,877	54,397
DXC Technology Co.(1)	288,714	3,262,468
EPAM Systems, Inc.(1)	3,135	369,397
Everforth, Inc.(1)	31,576	1,023,694
Globant SA(1)	29,183	1,188,040
Grid Dynamics Holdings, Inc.(1)	48,316	385,562
Hackett Group, Inc.	57,656	646,324
Information Services Group, Inc.	60,736	310,968
Kyndryl Holdings, Inc.(1)	144,466	1,943,068
SharonAI Holdings, Inc.(1)(2)	8,830	484,414
TSS, Inc.(1)	162	1,275
VTEX, Class A(1)	14,073	50,663
Whitefiber, Inc.(1)(2)	2,871	54,319
WidePoint Corp.(1)	12,115	123,331
		11,431,938
Leisure Products — 1.1%
Acushnet Holdings Corp.	12,612	1,089,551
American Outdoor Brands, Inc.(1)	16,970	179,373
Brunswick Corp.	62,806	4,766,975
Callaway Golf Co.(1)	286,325	4,498,166
Clarus Corp.	49,648	184,690
Escalade, Inc.	4,832	97,413
Funko, Inc., Class A(1)	80,662	542,049
JAKKS Pacific, Inc.	16,016	402,162
Johnson Outdoors, Inc., Class A	8,876	399,420
Latham Group, Inc.(1)	106,479	752,806
208

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Malibu Boats, Inc., Class A(1)	35,599	$959,749
MasterCraft Boat Holdings, Inc.(1)	36,662	853,491
Mattel, Inc.(1)(2)	332,855	4,976,182
Polaris, Inc.	93,094	6,008,287
Smith & Wesson Brands, Inc.	84,494	1,074,764
Sturm Ruger & Co., Inc.	24,668	936,644
YETI Holdings, Inc.(1)	156,480	6,423,504
		34,145,226
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	129,112	8,063,044
AbCellera Biologics, Inc.(1)(2)	39,804	456,950
Alpha Teknova, Inc.(1)	28,793	206,734
Azenta, Inc.(1)	71,097	2,321,317
Codexis, Inc.(1)	3,960	6,732
CryoPort, Inc.(1)	112,647	1,802,352
Cytek Biosciences, Inc.(1)	254,432	1,216,185
Fortrea Holdings, Inc.(1)	138,635	2,546,725
Ginkgo Bioworks Holdings, Inc.(1)	95,789	652,323
Lifecore Biomedical, Inc.(1)	5	22
Mesa Laboratories, Inc.	12,647	1,617,172
OmniAb, Inc.(1)	105,063	460,176
OmniAb, Inc.(1)	309	77
OmniAb, Inc.(1)	309	50
Personalis, Inc.(1)	100,242	1,682,061
Quanterix Corp.(1)	89,547	239,090
Rapid Micro Biosystems, Inc., Class A(1)	11,638	17,690
Seer, Inc.(1)	61,532	120,603
Sotera Health Co.(1)	430,768	8,141,515
		29,550,818
Machinery — 2.8%
3D Systems Corp.(1)	233,515	765,929
Aebi Schmidt Holding AG(1)	40,702	514,880
AirJoule Technologies Corp.(1)(2)	31,854	144,299
Alamo Group, Inc.	17,527	2,884,594
Albany International Corp., Class A	54,516	3,021,822
Astec Industries, Inc.	55,344	2,354,887
Atmus Filtration Technologies, Inc.	131,145	6,193,978
CECO Environmental Corp.(1)	7,674	546,389
Commercial Vehicle Group, Inc.(1)	54,802	169,886
Douglas Dynamics, Inc.	55,519	2,280,165
Eastern Co.	4,874	132,768
Energy Recovery, Inc.(1)	23,860	183,961
Enerpac Tool Group Corp.	85,089	3,175,521
Esab Corp.	14,062	1,059,994
Franklin Electric Co., Inc.	57,191	5,724,247
Gencor Industries, Inc.(1)	8,053	149,464
Gorman-Rupp Co.	36,091	2,721,261
Graham Corp.(1)	25,132	2,191,762
Greenbrier Cos., Inc.	50,628	2,281,804
Helios Technologies, Inc.	55,382	4,043,994
Hillman Solutions Corp.(1)	323,018	2,487,239
Hurco Cos., Inc.(1)	4,506	96,789
Hyster-Yale, Inc.	17,517	593,126
209

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Kadant, Inc.	13,414	$4,012,664
Kennametal, Inc.	159,172	4,670,106
L.B. Foster Co., Class A(1)	20,420	765,954
Lindsay Corp.	16,252	1,867,517
Luxfer Holdings PLC	54,482	936,001
Manitowoc Co., Inc.(1)	66,246	1,286,497
Mayville Engineering Co., Inc.(1)	7,692	148,917
Middleby Corp.(1)	13,174	1,460,206
Miller Industries, Inc.	20,639	1,156,197
Mueller Water Products, Inc., Class A	241,718	5,835,072
NN, Inc.(1)	61,270	210,156
Omega Flex, Inc.	5,698	151,795
Palladyne AI Corp.(1)(2)	355	2,027
Park-Ohio Holdings Corp.	21,240	958,561
Perma-Pipe International Holdings, Inc.(1)	12,887	353,490
Proto Labs, Inc.(1)	46,495	3,722,390
Richtech Robotics, Inc., Class B(1)(2)	75,939	142,006
Standex International Corp.	19,139	5,543,803
Taylor Devices, Inc.(1)	5,262	315,825
Tennant Co.	30,576	2,128,090
Titan International, Inc.(1)	107,770	774,866
Trinity Industries, Inc.	166,135	4,788,011
Twin Disc, Inc.	19,137	439,194
Worthington Enterprises, Inc.	56,371	3,237,950
		88,626,054
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	24,026	491,812
Costamare, Inc.	47,620	727,634
Genco Shipping & Trading Ltd.	62,935	1,650,785
Pangaea Logistics Solutions Ltd.	45,304	367,868
Safe Bulkers, Inc.	34,673	299,228
Star Bulk Carriers Corp.	107	3,303
		3,540,630
Media — 0.9%
Advantage Solutions, Inc.(1)	6,155	202,930
AMC Global Media, Inc., Class A(1)	49,894	628,166
Boston Omaha Corp., Class A(1)	44,042	607,339
Cable One, Inc.(1)	6,987	191,304
Charter Communications, Inc., Class A(1)	189	28,811
DoubleVerify Holdings, Inc.(1)	266,787	3,574,946
Entravision Communications Corp., Class A	120,108	959,663
Grandstand Ltd.(1)	27,514	50,901
Ibotta, Inc., Class A(1)	16,098	599,007
John Wiley & Sons, Inc., Class A	79,804	4,180,932
Magnite, Inc.(1)	51,407	1,207,550
MNTN, Inc., Class A(1)	34,702	456,331
National CineMedia, Inc.	114,556	288,681
Nexstar Media Group, Inc., Class A	12,141	2,211,240
NIQ Global Intelligence PLC(1)	86,473	1,648,175
PubMatic, Inc., Class A(1)	75,890	1,262,051
Scholastic Corp.	35,384	1,358,746
Sinclair, Inc.	77,720	1,095,852
Stagwell, Inc.(1)	231,650	2,010,722
210

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
TechTarget, Inc.(1)(2)	34,536	$133,654
Townsquare Media, Inc., Class A	2,639	15,280
USA TODAY Co., Inc.(1)	352,710	2,218,546
Versant Media Group, Inc.	44,460	1,828,195
		26,759,022
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	16,285	3,838,374
American Battery Technology Co.(1)(2)	3,066	8,278
Ampco-Pittsburgh Corp.(1)	25,762	221,038
Caledonia Mining Corp. PLC	10,018	253,556
Century Aluminum Co.(1)	26	1,190
Compass Minerals International, Inc.(1)	63,387	1,575,801
Contango Silver & Gold, Inc.(1)	10,648	207,636
Dakota Gold Corp.(1)	24,877	151,252
Elemental Royalty Corp.(2)	1,553	33,421
Ferroglobe PLC	92,863	381,667
Friedman Industries, Inc.	4,278	185,024
Idaho Strategic Resources, Inc.(1)	8,732	284,139
International Tower Hill Mines Ltd.(1)	6,594	16,353
Kaiser Aluminum Corp.	24,115	3,828,980
Materion Corp.	41,004	9,680,224
McEwen, Inc.(1)	76,390	1,540,022
Metallus, Inc.(1)	71,402	1,393,767
NioCorp Developments Ltd.(1)	74,018	310,135
Ramaco Resources, Inc., Class A(1)	6,704	95,465
Ramaco Resources, Inc., Class B(1)	10,876	82,223
Ryerson Holding Corp.	94,744	2,374,285
SunCoke Energy, Inc.	149,085	1,540,048
Tredegar Corp.(1)	45,225	347,780
USA Rare Earth, Inc.(1)	331,570	5,908,577
Warrior Met Coal, Inc.	91,861	9,943,035
Worthington Steel, Inc.	67,285	2,317,968
		46,520,238
Multi-Utilities — 0.5%
Avista Corp.	156,076	5,799,784
Northwestern Energy Group, Inc.	109,041	7,541,276
Unitil Corp.	31,995	1,713,012
		15,054,072
Oil, Gas and Consumable Fuels — 5.1%
American Resources Corp.(2)	34,387	81,153
Amplify Energy Corp.(1)	60,816	299,215
Ardmore Shipping Corp.	81,438	1,416,207
BKV Corp.(1)	62,856	1,518,601
California Resources Corp.	109,335	5,798,035
Chord Energy Corp.	1	147
Clean Energy Fuels Corp.(1)	254,939	405,353
CNX Resources Corp.(1)	158,312	5,759,391
Comstock Resources, Inc.(1)	20,091	289,913
Comstock, Inc.(1)(2)	113,117	374,417
Core Natural Resources, Inc.	80,382	8,223,079
Crescent Energy Co., Class A	494,160	6,765,050
CVR Energy, Inc.	64,302	2,691,682
Delek U.S. Holdings, Inc.	135,079	10,041,773
211

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
DHT Holdings, Inc.	184,231	$3,610,928
Dorian LPG Ltd.	64,995	3,252,350
Epsilon Energy Ltd.	22,723	141,564
Evolution Petroleum Corp.	46,883	173,467
Excelerate Energy, Inc., Class A	46,284	1,833,772
FutureFuel Corp.	51,471	271,252
Gevo, Inc.(1)	262,301	435,420
Golar LNG Ltd.	156,627	8,064,724
Gran Tierra Energy, Inc.(1)	77,233	783,915
Granite Ridge Resources, Inc.	131,422	661,053
Green Plains, Inc.(1)	134,729	1,946,834
Gulfport Energy Corp.(1)	27,426	4,921,596
HighPeak Energy, Inc.(2)	39,324	322,064
Infinity Natural Resources, Inc., Class A(1)	23,425	361,682
International Seaways, Inc.	111,285	10,977,152
Kimbell Royalty Partners LP	155,309	2,321,869
Kosmos Energy Ltd.(1)	832,396	2,380,653
Lightbridge Corp.(1)(2)	20,322	153,025
Magnolia Oil & Gas Corp., Class A	167,248	4,490,609
Murphy Oil Corp.	219,738	8,002,858
NACCO Industries, Inc., Class A	489	20,924
Navigator Holdings Ltd.	33,148	732,902
Nordic American Tankers Ltd.	239,464	1,635,539
Northern Oil & Gas, Inc.	172,999	4,499,704
Par Pacific Holdings, Inc.(1)	121,343	9,697,732
Peabody Energy Corp.	195,248	5,796,913
PEDEVCO Corp.(1)(2)	1,247	16,972
Plains GP Holdings LP, Class A(1)	345,659	9,754,497
PrimeEnergy Resources Corp.(1)	467	98,574
REX American Resources Corp.(1)	47,821	1,964,487
Riley Exploration Permian, Inc.	32,539	1,269,997
Ring Energy, Inc.(1)	20,232	29,741
SandRidge Energy, Inc.	57,514	812,098
Scorpio Tankers, Inc.	61,333	4,836,720
SFL Corp. Ltd.	161,893	2,015,568
Summit Midstream Corp.(1)	19,497	679,080
Talos Energy, Inc.(1)	278,791	4,811,933
Tamboran Resources Corp.(1)(2)	26,465	1,002,494
Teekay Corp. Ltd.	49,507	651,512
Teekay Tankers Ltd., Class A	54,031	4,843,339
VAALCO Energy, Inc.	181,462	1,077,884
Vitesse Energy, Inc.	55,076	963,279
World Kinect Corp.	99,092	3,542,539
		159,525,231
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	27,015	567,045
Magnera Corp.(1)	37,453	470,410
Sylvamo Corp.	59,225	2,127,362
		3,164,817
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	132,155	5,461,966
Allegiant Travel Co.(1)	47,127	3,584,009
Frontier Group Holdings, Inc.(1)	47,544	271,001
212

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
JetBlue Airways Corp.(1)	548,685	$2,523,951
Republic Airways Holdings, Inc.(1)	12,742	221,838
SkyWest, Inc.(1)	59,652	5,646,658
		17,709,423
Personal Care Products — 0.3%
Coty, Inc., Class A(1)	4,873	13,888
Edgewell Personal Care Co.	81,866	2,351,191
elf Beauty, Inc.(1)	23,243	2,534,649
Honest Co., Inc.(1)	184,001	1,052,486
Interparfums, Inc.	28,942	3,398,659
Lifevantage Corp.	16,662	105,470
Medifast, Inc.(1)	16,693	202,653
Nature's Sunshine Products, Inc.(1)	25,559	361,660
Niagen Bioscience, Inc.(1)	4,006	12,539
Nu Skin Enterprises, Inc., Class A	77,420	363,100
USANA Health Sciences, Inc.(1)	18,388	262,213
		10,658,508
Pharmaceuticals — 1.7%
Alto Neuroscience, Inc.(1)	21,445	758,724
Amphastar Pharmaceuticals, Inc.(1)	53,765	1,211,326
AN2 Therapeutics, Inc.(1)(2)	20,158	111,877
ANI Pharmaceuticals, Inc.(1)	33,485	2,452,776
Arvinas, Inc.(1)	106,088	976,010
Atea Pharmaceuticals, Inc.(1)	150,967	807,673
BioAge Labs, Inc.(1)	59,557	565,792
Collegium Pharmaceutical, Inc.(1)	56,513	1,390,785
Contineum Therapeutics, Inc., Class A(1)	51,182	831,196
CorMedix, Inc.(1)	62,855	519,182
Crinetics Pharmaceuticals, Inc.(1)	96	8,155
Cumberland Pharmaceuticals, Inc.(2)	3,758	25,141
Enliven Therapeutics, Inc.(1)	33,069	1,914,364
Eton Pharmaceuticals, Inc.(1)	36,753	2,221,351
Fulcrum Therapeutics, Inc.(1)	141,364	549,906
Harmony Biosciences Holdings, Inc.(1)	81,595	3,213,211
Harrow, Inc.(1)(2)	29,238	1,079,175
Innoviva, Inc.(1)	132,138	2,744,506
LB Pharmaceuticals, Inc.(1)	27,584	1,303,620
LENZ Therapeutics, Inc.(1)(2)	195	1,016
MBX Biosciences, Inc.(1)	56,443	3,476,889
Nektar Therapeutics(1)	5,922	422,712
Nuvation Bio, Inc.(1)	2,513	16,737
Oramed Pharmaceuticals, Inc.	55,623	279,228
Organon & Co.	501,991	6,907,396
Pacira BioSciences, Inc.(1)	65,453	1,695,233
Perrigo Co. PLC	142,569	2,087,210
Phibro Animal Health Corp., Class A	23,768	897,004
Prestige Consumer Healthcare, Inc.(1)	60,819	3,149,208
Rafael Holdings, Inc., Class B(1)	10,990	28,244
Rapport Therapeutics, Inc.(1)	59,804	2,910,661
Relmada Therapeutics, Inc.(1)	81,701	356,216
Septerna, Inc.(1)	59,088	2,254,207
SIGA Technologies, Inc.	59,807	187,794
Supernus Pharmaceuticals, Inc.(1)	119,230	5,271,158
213

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Third Harmonic Bio, Inc.(1)(2)	36,211	$1,086
Xeris Biopharma Holdings, Inc.(1)	24,917	210,300
Zevra Therapeutics, Inc.(1)	73,672	864,909
		53,701,978
Professional Services — 2.7%
Alight, Inc., Class A	4,802	68,717
Amentum Holdings, Inc.(1)	14,294	285,737
Asure Software, Inc.(1)	39,855	363,478
Barrett Business Services, Inc.	22,935	788,964
CBIZ, Inc.(1)	43,396	2,364,648
Clarivate PLC(1)	671,267	1,376,097
Concentrix Corp.	39,780	1,197,378
Conduent, Inc.(1)	245,497	422,255
CRA International, Inc.	10,383	1,811,834
DLH Holdings Corp.(1)	3,723	16,176
ExlService Holdings, Inc.(1)	91,664	3,490,565
Exponent, Inc.	68,220	4,844,302
First Advantage Corp.(1)	26,979	567,099
Forrester Research, Inc.(1)	13,815	169,925
Franklin Covey Co.(1)	15,516	315,751
FTI Consulting, Inc.(1)	36,313	5,467,648
Genpact Ltd.	17,040	647,179
HireQuest, Inc.	2,798	44,656
Huron Consulting Group, Inc.(1)	27,509	4,398,414
IBEX Holdings Ltd.(1)	24,935	959,000
Innodata, Inc.(1)	50,670	2,858,801
Insperity, Inc.	21,342	1,138,596
KBR, Inc.	130,178	4,881,675
Kelly Services, Inc., Class A	56,453	970,992
Kforce, Inc.	30,957	1,782,504
Korn Ferry	82,030	7,017,666
Legalzoom.com, Inc.(1)	254,379	1,584,781
ManpowerGroup, Inc.	76,106	4,790,873
Maximus, Inc.	34,807	2,010,800
Mistras Group, Inc.(1)	44,479	834,426
Parsons Corp.(1)	11,443	556,588
RCM Technologies, Inc.(1)	7,072	294,195
Resources Connection, Inc.	52,669	220,683
Robert Half, Inc.	171,442	7,773,180
Science Applications International Corp.	69,391	8,897,314
Skillsoft Corp.(1)(2)	1,631	11,221
Spire Global, Inc.(1)(2)	44	584
TaskUS, Inc., Class A(2)	28,266	233,195
TriNet Group, Inc.	26,146	1,837,802
TrueBlue, Inc.(1)	52,638	552,173
Upwork, Inc.(1)	187,202	1,690,434
Verra Mobility Corp.(1)	125,622	556,505
Willdan Group, Inc.(1)	28,102	2,471,571
		82,566,382
Real Estate Management and Development — 0.7%
AMREP Corp.(1)	877	20,285
Cushman & Wakefield Ltd.(1)	422,327	5,697,191
Douglas Elliman, Inc.(1)	135,533	250,736
214

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Five Point Holdings LLC, Class A(1)	127,698	$648,706
Forestar Group, Inc.(1)	37,665	1,064,789
FRP Holdings, Inc.(1)	20,421	452,121
Howard Hughes Holdings, Inc.(1)	39,631	2,541,536
Landbridge Co. LLC, Class A	55	4,817
Marcus & Millichap, Inc.	52,666	1,667,406
Newmark Group, Inc., Class A	183,933	2,801,300
Opendoor Technologies, Inc.(1)(2)	21,426	68,563
Real REMAX Group, Inc.(1)	5,574	105,800
RMR Group, Inc., Class A	28,830	556,996
Seaport Entertainment Group, Inc.(1)(2)	13,729	360,935
Seritage Growth Properties, Class A(1)	61,858	128,665
St. Joe Co.	80,893	5,347,027
Star Holdings(1)(2)	15,867	155,973
Stratus Properties, Inc.(2)	5,080	96,469
Tejon Ranch Co.(1)	42,306	680,280
		22,649,595
Semiconductors and Semiconductor Equipment — 1.9%
ACM Research, Inc., Class A(1)	85,197	6,204,046
Alpha & Omega Semiconductor Ltd.(1)	55,175	1,360,615
Ambiq Micro, Inc.(1)	13,489	786,544
Amtech Systems, Inc.(1)	24,388	356,553
Axcelis Technologies, Inc.(1)	62,133	7,165,799
Canadian Solar, Inc.(1)(2)	9,167	113,029
CEVA, Inc.(1)	59,086	1,598,276
Cohu, Inc.(1)	98,956	4,561,872
Diodes, Inc.(1)	93,888	8,525,030
Enphase Energy, Inc.(1)	71,728	2,612,334
Everspin Technologies, Inc.(1)	1,577	25,626
GSI Technology, Inc.(1)	23,315	129,165
Ichor Holdings Ltd.(1)	1,193	63,909
inTEST Corp.(1)	25,481	275,195
IonQ, Inc.(1)(2)	240	9,434
Magnachip Semiconductor Corp.(1)	58,378	182,723
NVE Corp.	10,819	1,083,198
Penguin Solutions, Inc.(1)	604	29,644
Photronics, Inc.(1)	112,241	3,158,462
Power Integrations, Inc.	76,932	3,952,766
SolarEdge Technologies, Inc.(1)	124,454	4,007,419
Synaptics, Inc.(1)	58,889	5,695,744
Universal Display Corp.	36,521	3,037,452
Veeco Instruments, Inc.(1)	102,907	4,558,780
		59,493,615
Software — 3.2%
8x8, Inc.(1)	252,365	474,446
A10 Networks, Inc.	170,642	4,332,600
ACI Worldwide, Inc.(1)	145,182	7,735,297
Adeia, Inc.	227,957	5,751,355
Alarm.com Holdings, Inc.(1)	84,368	4,856,222
AudioEye, Inc.(1)	3,323	24,490
AvePoint, Inc.(1)	149,967	2,087,541
Bill Holdings, Inc.(1)	152,688	7,516,830
Blackbaud, Inc.(1)	52,635	2,529,638
215

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
C3.ai, Inc., Class A(1)(2)	57,291	$619,889
Cerence, Inc.(1)	77,020	650,049
Cleanspark, Inc.(1)	287,811	3,344,364
Clear Secure, Inc., Class A	198	8,742
Commvault Systems, Inc.(1)	34,725	4,775,382
Consensus Cloud Solutions, Inc.(1)	22,728	869,346
CS Disco, Inc.(1)	38,218	167,395
Daily Journal Corp.(1)	2,621	1,632,713
Dolby Laboratories, Inc., Class A	20,335	1,251,823
Duos Technologies Group, Inc.(1)(2)	21,215	196,875
eGain Corp.(1)	8,017	59,807
EverCommerce, Inc.(1)(2)	3,668	32,535
Expensify, Inc., Class A(1)	32,033	80,723
Five9, Inc.(1)	76,329	2,637,930
Freshworks, Inc., Class A(1)	212,254	2,954,576
Intellicheck, Inc.(1)	4,624	12,785
Klaviyo, Inc., Class A(1)	35,331	727,112
MARA Holdings, Inc.(1)(2)	465,770	5,016,343
Mitek Systems, Inc.(1)	98,404	1,816,538
NCR Voyix Corp.(1)(2)	54,917	460,204
OneSpan, Inc.	60,801	1,004,432
Ooma, Inc.(1)	57,823	1,309,113
Pagaya Technologies Ltd., Class A(1)	111,536	2,424,793
Pegasystems, Inc.	10,681	393,168
Phunware, Inc.(1)(2)	863	1,795
Progress Software Corp.(1)	81,650	3,777,945
Q2 Holdings, Inc.(1)	85,829	5,582,318
Qualys, Inc.(1)	29,056	5,408,484
Rapid7, Inc.(1)	111,442	1,500,009
Red Violet, Inc.(1)	26,662	1,950,592
ReposiTrak, Inc.	22,554	180,658
SoundThinking, Inc.(1)(2)	9,285	59,795
Sprinklr, Inc., Class A(1)	169,882	1,394,731
SPS Commerce, Inc.(1)	17,554	1,499,112
Telos Corp.(1)	101,848	490,907
Tenable Holdings, Inc.(1)	229,461	8,753,937
Thryv Holdings, Inc.(1)	85,156	162,648
TON Strategy Co.(1)(2)	52,706	179,200
Vertex, Inc., Class A(1)	39,104	553,713
Via Transportation, Inc., Class A(1)(2)	15,842	442,467
Xperi, Inc.(1)	87,686	520,855
Yext, Inc.(1)	27,288	184,740
		100,398,962
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A(1)(2)	43,889	160,195
Abercrombie & Fitch Co., Class A(1)	71,229	10,191,445
Academy Sports & Outdoors, Inc.	117,206	5,035,170
Advance Auto Parts, Inc.	110,006	4,640,053
American Eagle Outfitters, Inc.	294,592	4,899,065
America's Car-Mart, Inc.(1)	13,919	32,014
Arhaus, Inc.	94,643	824,340
Arko Corp.	104,730	477,569
ARKO Petroleum Corp.	8,524	154,711
216

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Asbury Automotive Group, Inc.(1)	25,115	$5,309,311
Barnes & Noble Education, Inc.(2)	40,366	488,429
Bob's Discount Furniture, Inc.(1)	14,217	239,272
Boot Barn Holdings, Inc.(1)	45,970	6,924,461
Buckle, Inc.	61,348	2,613,425
Build-A-Bear Workshop, Inc.	22,895	693,032
Caleres, Inc.	58,147	708,230
Camping World Holdings, Inc., Class A	17,015	109,917
Cato Corp., Class A(1)(2)	6,673	17,417
Citi Trends, Inc.(1)	12,772	869,326
Designer Brands, Inc., Class A	55,736	304,876
Duluth Holdings, Inc., Class B(1)	3,202	11,783
Envela Corp.(1)	11,934	164,689
Floor & Decor Holdings, Inc., Class A(1)	16,344	821,613
Genesco, Inc.(1)	19,092	639,009
Group 1 Automotive, Inc.	13,753	3,706,984
Haverty Furniture Cos., Inc.	25,516	695,821
J Jill, Inc.(2)	11,006	214,947
Lands' End, Inc.(1)(2)	21,704	256,758
MarineMax, Inc.(1)	38,856	2,027,506
National Vision Holdings, Inc.(1)	189,608	3,238,505
OneWater Marine, Inc., Class A(1)(2)	19,991	239,692
Outdoor Holding Co.(1)	130,174	281,176
Petco Health & Wellness Co., Inc.(1)	170,782	454,280
PetMed Express, Inc.(1)	12,060	22,793
Revolve Group, Inc.(1)	50,096	1,113,133
RH(1)(2)	13,967	2,083,178
Sally Beauty Holdings, Inc.(1)	195,035	3,194,673
Shoe Station Group, Inc.	28,050	384,285
Signet Jewelers Ltd.	61,720	5,078,322
Sonic Automotive, Inc., Class A	26,736	2,102,786
Stitch Fix, Inc., Class A(1)	207,870	658,948
Tile Shop Holdings, Inc.(1)	1,166	2,997
Tilly's, Inc., Class A(1)(2)	7,315	28,675
Upbound Group, Inc.	91,896	1,681,697
Valvoline, Inc.(1)	217,034	6,958,110
Warby Parker, Inc., Class A(1)	116,363	2,862,530
Zumiez, Inc.(1)	22,998	411,664
		84,028,812
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	94,919	1,153,266
Diebold Nixdorf, Inc.(1)	50,262	3,409,774
Eastman Kodak Co.(1)	180,915	1,624,617
GPGI, Inc., Class A	77,127	1,019,619
Immersion Corp.	46,777	354,569
One Stop Systems, Inc.(1)	4,935	51,423
Quantum Computing, Inc.(1)(2)	176,852	1,455,492
Turtle Beach Corp.(1)	21,600	276,696
Xerox Holdings Corp.	86,864	280,571
		9,626,027
Textiles, Apparel and Luxury Goods — 1.6%
Carter's, Inc.	60,866	1,971,450
Columbia Sportswear Co.	38,582	2,214,607
217

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
Crocs, Inc.(1)	42,117	$5,070,044
Ermenegildo Zegna NV	147,451	2,002,385
Figs, Inc., Class A(1)	146,612	2,249,028
Fossil Group, Inc.(1)	98,086	487,487
G-III Apparel Group Ltd.	76,241	2,484,694
Gildan Activewear, Inc.	80,434	4,193,024
Kontoor Brands, Inc.	96,853	7,303,685
Lakeland Industries, Inc.(2)	14,752	171,566
Movado Group, Inc.	32,505	1,096,394
Oxford Industries, Inc.	26,079	998,565
PVH Corp.	72,975	5,411,826
Rocky Brands, Inc.	16,893	763,732
Smartbird, Inc., Class A(2)	3,516	8,632
Steven Madden Ltd.	129,410	5,587,924
Superior Group of Cos., Inc.	18,374	219,569
Under Armour, Inc., Class A(1)	370,195	1,865,783
Under Armour, Inc., Class C(1)	225,884	1,113,608
Unifi, Inc.(1)	13,210	97,622
Vera Bradley, Inc.(1)	32,165	109,361
VF Corp.	177,354	2,383,638
Wolverine World Wide, Inc.	164,913	3,253,733
		51,058,357
Trading Companies and Distributors — 1.5%
BlueLinx Holdings, Inc.(1)	13,591	1,082,251
Boise Cascade Co.	46,840	3,653,988
Custom Truck One Source, Inc.(1)	127,537	1,174,616
Distribution Solutions Group, Inc.(1)	7,269	252,888
DNOW, Inc.(1)	323,652	5,188,142
DXP Enterprises, Inc.(1)	29,071	5,457,499
EquipmentShare.com, Inc., Class A(1)	8,570	150,918
Global Industrial Co.	32,741	1,280,173
Herc Holdings, Inc.	36,544	5,567,113
Hudson Technologies, Inc.(1)	58,185	310,708
Karat Packaging, Inc.	16,306	776,818
McGrath RentCorp	21,133	2,376,195
NPK International, Inc.(1)	133,986	1,779,334
Rush Enterprises, Inc., Class A	28,447	2,185,583
Rush Enterprises, Inc., Class B	3,543	275,433
SiteOne Landscape Supply, Inc.(1)	48,299	4,758,900
Titan Machinery, Inc.(1)	39,924	821,237
Willis Lease Finance Corp.	17,073	924,161
Xometry, Inc., Class A(1)	93,291	8,647,143
		46,663,100
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	5,947	62,681
Water Utilities — 0.5%
American States Water Co.	67,433	6,021,093
Artesian Resources Corp., Class A	17,785	632,612
California Water Service Group	122,273	6,109,982
Global Water Resources, Inc.	362	3,329
Middlesex Water Co.	19,517	1,131,986
Pure Cycle Corp.(1)	1,015	11,261
218

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

	Shares	Value
York Water Co.	3,780	$128,822
		14,039,085
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	22,130	811,286
Gogo, Inc.(1)	146,263	368,583
Spok Holdings, Inc.	40,242	422,943
Telephone & Data Systems, Inc.	110,155	3,710,020
		5,312,832
TOTAL COMMON STOCKS (Cost $2,677,486,417)		3,104,767,795
PREFERRED SECURITIES — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., 9.00% (Cost $709,932)	30,773	650,541
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)	258,768	87,981
Akero Therapeutics, Inc.(1)	224	146
Akouos, Inc.(1)	779	8
Cargo Therapeutics, Inc.(1)	55,735	557
Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
Regulus Therapeutics, Inc.(1)	47,096	54,631
Sage Therapeutics, Inc.(1)	122,658	22,078
Verve Therapeutics, Inc.(1)	150,436	94,775
Vigil Neuroscience, Inc.(1)	37,413	1,871
		264,311
Food Products — 0.0%
TreeHouse Foods, Inc.(1)	54,219	104,643
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,041
Poseida Therapeutics, Inc.(1)	6,404	3,202
Repare Therapeutics, Inc.(1)	14,944	3,319
		8,562
Software — 0.0%
Gen Digital, Inc.(1)	14,827	77,100
TOTAL RIGHTS (Cost $426,162)		454,616
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,937,617	3,937,617
State Street Navigator Securities Lending Government Money Market Portfolio(3)	23,857,133	23,857,133
TOTAL SHORT-TERM INVESTMENTS (Cost $27,794,750)		27,794,750
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $2,706,417,261)		3,133,667,702
OTHER ASSETS AND LIABILITIES — (0.7)%		(21,935,041)
TOTAL NET ASSETS — 100.0%		$3,111,732,661

219

Schedule of Investments - Avantis U.S. Small Cap Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $38,448,742. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,961,565, which includes securities collateral of $16,104,432.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

220

Schedule of Investments - Avantis U.S. Small Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.0%
AerSale Corp.(1)	1,180,561	$6,481,280
Astronics Corp., Class B(1)	25,638	1,868,497
SIFCO Industries, Inc.(1)(2)	13,975	327,574
		8,677,351
Air Freight and Logistics — 0.0%
Radiant Logistics, Inc.(1)	205	1,751
Automobile Components — 3.1%
Dana, Inc.	4,565,995	136,888,530
Dauch Corp.(1)	1,916,757	11,998,899
Fox Factory Holding Corp.(1)	13,594	277,725
Gentex Corp.	7,246,188	162,097,225
Gentherm, Inc.(1)	944,604	37,113,491
Goodyear Tire & Rubber Co.(1)	14,255,488	89,381,910
LCI Industries	526,266	52,958,148
Lear Corp.	1,749,160	218,627,508
Motorcar Parts of America, Inc.(1)	638,648	7,421,090
Phinia, Inc.	1,495,941	102,382,202
Standard Motor Products, Inc.	243,647	9,190,365
Stoneridge, Inc.(1)	992,267	6,866,488
Strattec Security Corp.(1)	153,954	10,798,334
Visteon Corp.	1,139,205	115,993,853
		961,995,768
Automobiles — 0.5%
Harley-Davidson, Inc.	5,001,540	138,042,504
Thor Industries, Inc.	295,166	22,432,616
Winnebago Industries, Inc.	50,668	1,524,600
		161,999,720
Banks — 15.0%
1st Source Corp.	493,248	42,236,826
ACNB Corp.	253,602	16,481,594
Amalgamated Financial Corp.	647,983	31,148,543
Amerant Bancorp, Inc.	835,447	23,985,683
Ameris Bancorp	446,369	37,606,588
Ames National Corp.	166,853	5,254,201
Arrow Financial Corp.	411,967	15,547,635
Associated Banc-Corp.	4,018,441	123,004,479
Axos Financial, Inc.(1)	1,654,990	160,186,482
Banc of California, Inc.	3,030,765	56,432,844
BancFirst Corp.	67,594	7,382,617
Bancorp, Inc.(1)	1,431,247	93,031,055
Bank of Hawaii Corp.	1,121,704	85,170,985
Bank of NT Butterfield & Son Ltd.	1,487,584	87,588,946
Bank OZK	3,296,690	161,801,545
Bank7 Corp.	109,540	5,625,974
BankUnited, Inc.	2,006,658	91,503,605
Bankwell Financial Group, Inc.	158,416	10,414,268
Banner Corp.	812,870	57,014,702
Bar Harbor Bankshares	226,484	8,884,967
BayCom Corp.	178,610	5,327,936
BCB Bancorp, Inc.	132,374	1,131,798
221

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Beacon Financial Corp.	768,526	$23,862,732
Bridgewater Bancshares, Inc.(1)	665,297	14,017,808
Burke & Herbert Financial Services Corp.	457,175	32,601,149
Business First Bancshares, Inc.	932,899	28,938,527
Byline Bancorp, Inc.	894,319	33,912,576
C&F Financial Corp.	34,255	3,117,548
California BanCorp	600,256	12,773,448
Camden National Corp.	375,787	21,224,450
Capital Bancorp, Inc.	290,630	10,503,368
Capital City Bank Group, Inc.	425,031	21,455,565
Capitol Federal Financial, Inc.	2,632,867	22,668,985
Carter Bankshares, Inc.	703,845	21,988,118
Cathay General Bancorp	1,822,176	111,535,393
CB Financial Services, Inc.	12,202	455,989
Central BanCo, Inc., Class A	28,479	914,318
Central Pacific Financial Corp.	881,019	32,791,527
CF Bankshares, Inc.	98,933	3,419,124
Chain Bridge Bancorp, Inc., Class A(1)	18,262	837,130
Chemung Financial Corp.	28,909	2,343,653
ChoiceOne Financial Services, Inc.	234,455	7,786,251
Citizens Financial Services, Inc.	61,407	4,933,438
City Holding Co.	92,575	13,233,596
Civista Bancshares, Inc.	205,746	5,551,027
CNB Financial Corp.	777,884	26,308,037
Colony Bankcorp, Inc.	449,452	9,505,910
Columbia Banking System, Inc.	3,047,496	90,327,781
Commercial Bancgroup, Inc.	151,663	5,123,176
Community Bancorp/VT(2)	53,443	2,163,373
Community Trust Bancorp, Inc.	510,725	38,881,494
Community West Bancshares	331,618	8,598,855
ConnectOne Bancorp, Inc.	1,211,499	38,089,529
Customers Bancorp, Inc.(1)	1,055,048	82,483,653
CVB Financial Corp.	1	22
Dime Commercial Bancshares, Inc.	1,028,083	41,534,553
Eagle Bancorp Montana, Inc.	171,786	3,839,417
Eagle Bancorp, Inc.	75,984	2,073,603
Eagle Financial Services, Inc.	46,852	1,935,456
Eastern Bankshares, Inc.	587,803	12,908,154
Enterprise Financial Services Corp.	1,090,478	68,950,924
Esquire Financial Holdings, Inc.	107,052	11,959,849
Farmers & Merchants Bancorp, Inc.	236,772	8,038,409
Fidelity D&D Bancorp, Inc.	711	38,088
Financial Institutions, Inc.	367,507	14,891,384
Finward Bancorp	4,543	195,485
First BanCorp	4,571,116	127,442,714
First Bancorp, Inc.	114,511	3,923,147
First Bank	624,747	11,120,497
First Busey Corp.	2,056,705	61,906,820
First Business Financial Services, Inc.	245,642	17,163,007
First Capital, Inc.	14,479	899,580
First Commonwealth Financial Corp.	1,359,110	28,133,577
First Community Corp.	134,224	4,442,814
First Financial Bancorp	59,752	1,949,708
222

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
First Financial Corp.	357,576	$27,991,049
First Internet Bancorp	37,876	1,035,530
First Interstate BancSystem, Inc., Class A	287,539	10,584,311
First Merchants Corp.	132,465	5,493,324
First Mid Bancshares, Inc.	675,644	33,620,045
First National Corp.	145,154	4,434,455
First Northern Community Bancorp(1)(2)	137,080	2,285,124
First United Corp.	132,329	5,676,914
First Western Financial, Inc.(1)	3,274	101,396
Firstsun Capital Bancorp(1)	157,998	6,321,500
Five Star Bancorp	493,488	22,611,620
Franklin Financial Services Corp.	95,199	5,897,578
FS Bancorp, Inc.	115,102	4,868,815
Fulton Financial Corp.	5,495,330	128,920,418
FVCBankcorp, Inc.	263,699	4,815,144
Great Southern Bancorp, Inc.	294,629	23,060,612
Greene County Bancorp, Inc.	75,593	2,599,643
Hancock Whitney Corp.	1,641,295	122,260,065
Hanmi Financial Corp.	966,381	29,957,811
Hanover Bancorp, Inc.	8,199	219,077
Hawthorn Bancshares, Inc.	19,986	777,655
HBT Financial, Inc.(2)	186,803	6,627,770
Hilltop Holdings, Inc.	302,468	11,508,907
Hingham Institution For Savings(2)	32,538	9,379,729
Home Bancorp, Inc.	201,435	13,796,283
HomeTrust Bancshares, Inc.	500,286	23,233,282
Hope Bancorp, Inc.	3,175,311	43,787,539
Independent Bank Corp. (Michigan)	701,882	25,611,674
International Bancshares Corp.	1,740,843	122,137,545
Investar Holding Corp.	81,080	2,442,940
Isabella Bank Corp.	12,310	470,734
Kearny Financial Corp.	229,076	2,260,980
Lakeland Financial Corp.	391,370	23,126,053
Live Oak Bancshares, Inc.	698,604	27,518,012
MainStreet Bancshares, Inc.	120,407	3,002,951
Mercantile Bank Corp.	550,313	32,886,705
Meridian Corp.	262,960	5,067,239
Metrocity Bankshares, Inc.	686,694	23,910,685
Metropolitan Bank Holding Corp.	307,778	27,940,087
Mid Penn Bancorp, Inc.	319,615	11,637,182
Midland States Bancorp, Inc.	531,748	17,436,017
MVB Financial Corp.	30,925	936,100
National Bankshares, Inc.	7,551	311,101
NB Bancorp, Inc.	311,740	6,961,154
NBT Bancorp, Inc.	531,177	27,313,121
Northeast Bank	250,421	31,590,609
Northpointe Bancshares, Inc.	639,468	10,864,561
Northrim BanCorp, Inc.	767,549	19,626,228
Northwest Bancshares, Inc.	689,707	10,545,620
Norwood Financial Corp.	90,131	3,078,875
Oak Valley Bancorp	126,455	4,247,623
OceanFirst Financial Corp.	433,977	8,176,127
OFG Bancorp	1,514,279	78,818,222
223

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Old Second Bancorp, Inc.	1,582,593	$39,691,432
OP Bancorp	138,666	2,081,377
Orange County Bancorp, Inc.	295,193	11,202,574
Origin Bancorp, Inc.	519,161	27,583,024
Orrstown Financial Services, Inc.	569,535	23,749,610
Parke Bancorp, Inc.	267,320	9,022,050
Pathward Financial, Inc.	698,895	56,931,987
PCB Bancorp	190,234	5,199,095
Peapack-Gladstone Financial Corp.	382,874	17,091,495
Peoples Bancorp of North Carolina, Inc.	88,798	3,880,473
Peoples Bancorp, Inc.	938,980	36,967,643
Peoples Financial Services Corp.	207,217	14,229,591
Plumas Bancorp	133,964	8,202,616
Ponce Financial Group, Inc.(1)	308,718	6,260,801
Preferred Bank	396,503	40,613,802
Primis Financial Corp.	109,482	1,740,764
Princeton Bancorp, Inc.	12,694	535,941
Provident Financial Services, Inc.	3,774,385	88,320,609
QCR Holdings, Inc.	314,221	31,255,563
RBB Bancorp	493,839	12,815,122
Red River Bancshares, Inc.	113,393	11,343,836
Republic Bancorp, Inc., Class A	330,618	30,916,089
Riverview Bancorp, Inc.	85,401	444,085
S&T Bancorp, Inc.	509,236	25,196,997
SB Financial Group, Inc.	31,467	871,636
ServisFirst Bancshares, Inc.	760,779	32,743,928
Shore Bancshares, Inc.	987,252	22,667,306
Sierra Bancorp	348,722	13,816,366
SmartFinancial, Inc.	425,436	21,505,790
South Plains Financial, Inc.	411,243	17,930,195
Southern First Bancshares, Inc.(1)	155,590	9,545,447
Southern Missouri Bancorp, Inc.	311,286	22,907,537
Southside Bancshares, Inc.	228,966	7,226,167
Stock Yards Bancorp, Inc.	50,906	4,032,264
Texas Capital Bancshares, Inc.	1,156,497	112,388,378
Third Coast Bancshares, Inc.(1)	394,754	17,606,028
Timberland Bancorp, Inc.	145,757	6,645,062
Tompkins Financial Corp.	391,413	38,014,031
Towne Bank	98,814	3,660,071
TriCo Bancshares	352,801	18,832,517
TrustCo Bank Corp.	546,664	31,006,782
Trustmark Corp.	1,536,696	70,565,080
United Community Banks, Inc.	952,444	33,183,149
Unity Bancorp, Inc.	241,972	14,041,635
Univest Financial Corp.	798,134	33,138,524
USCB Financial Holdings, Inc.	209,412	4,657,323
Valley National Bancorp	5,332,569	72,736,241
Virginia National Bankshares Corp.	10,619	491,660
WaFd, Inc.	2,148,372	76,825,783
Washington Trust Bancorp, Inc.	289,631	11,333,261
WesBanco, Inc.	640,129	25,611,561
West BanCorp, Inc.	388,275	10,968,769
Westamerica Bancorporation	812,216	47,149,139
224

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Western New England Bancorp, Inc.	3,560	$48,914
WSFS Financial Corp.	578,237	44,784,456
		4,694,453,326
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	366,822	65,224,620
MGP Ingredients, Inc.	400,755	6,656,541
National Beverage Corp.	388,321	12,282,593
		84,163,754
Biotechnology — 0.4%
Alkermes PLC(1)	680,773	31,989,523
Anika Therapeutics, Inc.(1)	4,975	103,828
Emergent BioSolutions, Inc.(1)(3)	2,786,806	16,999,517
Keros Therapeutics, Inc.(1)	1,416	15,689
MiMedx Group, Inc.(1)	855,682	3,884,796
Monte Rosa Therapeutics, Inc.(1)	523,853	7,302,511
Myriad Genetics, Inc.(1)	714,561	2,300,887
Puma Biotechnology, Inc.(1)	2,266,095	20,644,126
Q32 Bio, Inc.(1)	518,252	7,706,407
Rigel Pharmaceuticals, Inc.(1)	786,413	36,316,552
		127,263,836
Broadline Retail — 1.1%
Kohl's Corp.(3)	5,766,153	102,752,846
Macy's, Inc.	10,561,534	231,931,287
		334,684,133
Building Products — 0.9%
Apogee Enterprises, Inc.	990,683	38,696,078
Insteel Industries, Inc.	3,659	110,136
Louisiana-Pacific Corp.	163,448	11,524,719
Quanex Building Products Corp.	1,664,919	31,999,743
Tecnoglass Holdings, Inc.	875,972	34,776,088
Trex Co., Inc.(1)	3,365,480	153,398,578
UFP Industries, Inc.	107,750	9,107,030
		279,612,372
Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A	132,102	5,623,582
Oppenheimer Holdings, Inc., Class A	314,650	37,377,274
StoneX Group, Inc.(1)	2,632,057	180,243,263
Victory Capital Holdings, Inc., Class A	975,112	115,072,967
Virtus Investment Partners, Inc.	160,575	26,575,163
Webull Corp.(1)	3,520,390	33,373,297
		398,265,546
Chemicals — 2.9%
AdvanSix, Inc.	1,285,665	21,612,029
Alto Ingredients, Inc.(1)	199,588	790,368
American Vanguard Corp.(1)	223,966	492,725
Ascent Industries Co.(1)	135,426	2,054,412
Ashland, Inc.	521,110	38,212,996
Aspen Aerogels, Inc.(1)	2,554,816	12,595,243
Cabot Corp.(3)	2,659,948	220,004,299
Chemours Co.	2,128,409	33,118,044
Core Molding Technologies, Inc.(1)	209,442	5,246,522
Ecovyst, Inc.(1)	2,249,280	22,875,178
FMC Corp.	4,791,870	55,250,261
225

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Huntsman Corp.	7,021,523	$67,266,190
Intrepid Potash, Inc.(1)	534,162	20,656,045
Koppers Holdings, Inc.	826,979	37,933,527
Kronos Worldwide, Inc.	251,640	2,219,465
LSB Industries, Inc.(1)	3,082,005	32,884,993
Mativ Holdings, Inc.(3)	3,088,806	36,725,903
Mosaic Co.	2,199,749	53,057,946
NewMarket Corp.	162,359	145,749,674
Orion SA(3)	3,252,145	20,293,385
Rayonier Advanced Materials, Inc.(1)	990,411	8,507,631
Stepan Co.	940,372	58,876,691
Tronox Holdings PLC, Class A	2,870,816	15,186,617
Valhi, Inc.	7,411	138,512
		911,748,656
Commercial Services and Supplies — 0.7%
ACCO Brands Corp.	2,214,738	9,479,079
Civeo Corp.(1)(3)	603,327	20,169,222
Ennis, Inc.	830,039	17,713,032
Healthcare Services Group, Inc.(1)	2,112,358	46,450,752
Interface, Inc.	2,853,413	108,201,421
Team, Inc.(1)	1,115	27,485
Virco Mfg. Corp.(2)	360,433	2,162,598
		204,203,589
Communications Equipment — 1.0%
BK Technologies Corp.(1)	74,071	5,360,518
Harmonic, Inc.(1)	3,318,809	39,759,332
Viasat, Inc.(1)	3,372,226	226,849,643
Vistance Networks, Inc.(1)	7,086,869	44,718,144
		316,687,637
Construction and Engineering — 1.4%
Ameresco, Inc., Class A(1)	895,836	19,815,892
Argan, Inc.	144,557	61,435,279
Fluor Corp.(1)	1,745,676	95,156,799
Matrix Service Co.(1)	1,227,124	13,265,210
MYR Group, Inc.(1)	72,587	21,153,304
NWPX Infrastructure, Inc.(1)	445,201	48,936,494
Tutor Perini Corp.	2,127,113	188,292,043
		448,055,021
Construction Materials — 0.3%
Eagle Materials, Inc.	488,955	94,984,398
Titan America SA(1)	561,529	8,378,013
U.S. Lime & Minerals, Inc.	52	6,143
		103,368,554
Consumer Finance — 2.4%
Atlanticus Holdings Corp.(1)	212,213	19,198,910
Bread Financial Holdings, Inc.	1,260,234	131,656,646
Consumer Portfolio Services, Inc.(1)(2)	62,332	575,324
Credit Acceptance Corp.(1)	116,093	69,625,616
Encore Capital Group, Inc.(1)	603,720	58,566,877
Green Dot Corp., Class A(1)(2)	2,230,575	29,644,342
Happen, Inc.(1)	3,036,991	53,390,302
Jefferson Capital, Inc.	437,352	9,101,295
Medallion Financial Corp.	184,643	2,182,480
226

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Navient Corp.	1,695,129	$16,120,677
Nelnet, Inc., Class A	394,471	49,415,382
NerdWallet, Inc., Class A(1)	339,690	3,356,137
OneMain Holdings, Inc.	1,482,917	92,622,996
Oportun Financial Corp.(1)	875,799	6,437,123
OppFi, Inc.(1)(2)	111,048	769,563
PRA Group, Inc.(1)	1,089,259	20,499,854
PROG Holdings, Inc.	168,724	6,433,446
Regional Management Corp.	266,292	8,545,310
SLM Corp.	5,709,490	148,275,455
World Acceptance Corp.(1)	74,845	13,757,260
		740,174,995
Consumer Staples Distribution & Retail — 1.8%
Andersons, Inc.	171,580	11,130,395
Grocery Outlet Holding Corp.(1)	2,818,956	33,686,524
HF Foods Group, Inc.(1)	38,022	68,059
Ingles Markets, Inc., Class A	728,406	59,583,611
Natural Grocers by Vitamin Cottage, Inc.	652,953	17,871,324
PriceSmart, Inc.	945,037	160,665,740
Sprouts Farmers Market, Inc.(1)	470,512	38,600,804
United Natural Foods, Inc.(1)(3)	3,602,053	157,986,045
Village Super Market, Inc., Class A	489,036	21,165,478
Weis Markets, Inc.	749,751	53,269,809
		554,027,789
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	3,743,344	41,925,453
Greif, Inc., Class A	756,547	62,604,264
Greif, Inc., Class B	131,830	13,926,521
Myers Industries, Inc.	110,312	3,539,912
Sonoco Products Co.	578,085	31,881,388
TriMas Corp.	1,377,041	53,401,650
		207,279,188
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(1)	875,706	42,498,012
Gold.com, Inc.	825,679	37,130,785
Weyco Group, Inc.	61,122	2,736,432
		82,365,229
Diversified Consumer Services — 0.6%
American Public Education, Inc.(1)	574,421	26,222,319
Coursera, Inc.(1)	1,116,319	7,278,400
Lincoln Educational Services Corp.(1)	580,756	14,611,821
Perdoceo Education Corp.	2,212,674	73,549,284
Phoenix Education Partners, Inc.(2)	131,300	3,822,143
Stride, Inc.(1)	600,920	52,093,755
Universal Technical Institute, Inc.(1)	420,356	8,882,122
WW International, Inc.(1)	3,853	64,306
		186,524,150
Diversified Telecommunication Services — 1.1%
ATN International, Inc.	546,426	16,485,672
IDT Corp., Class B	217,181	14,816,088
Iridium Communications, Inc.	3,856,958	181,199,887
Liberty Capital Corp., Class A(1)	153,303	4,093,190
Liberty Capital Corp., Class C(1)	1,593,183	41,470,553
227

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Liberty Global Ltd., Class A(1)	4,197,178	$45,119,664
Liberty Global Ltd., Class C(1)	3,625,798	38,034,621
Shenandoah Telecommunications Co.	1,169,003	14,460,567
		355,680,242
Electrical Equipment — 0.6%
Atkore, Inc.(3)	1,733,257	162,388,848
Broadwind, Inc.(1)	73,912	317,822
Espey Mfg. & Electronics Corp.(2)	22,693	1,420,809
Sunrun, Inc.(1)	1,903,448	16,312,549
		180,440,028
Electronic Equipment, Instruments and Components — 2.1%
908 Devices, Inc.(1)	738,007	7,874,535
Arrow Electronics, Inc.(1)	51,107	10,447,804
Avnet, Inc.	2,004,286	179,503,854
Benchmark Electronics, Inc.	1,676,372	117,815,424
Climb Global Solutions, Inc.	75,371	2,150,334
Daktronics, Inc.(1)	1,511,607	29,521,685
ePlus, Inc.	471,470	41,475,216
Ingram Micro Holding Corp.	1,552,765	43,741,390
Kimball Electronics, Inc.(1)(3)	1,246,250	29,436,425
Methode Electronics, Inc.(2)	1,363,224	24,851,573
PC Connection, Inc.	80,918	6,462,921
Plexus Corp.(1)	258,440	61,888,627
ScanSource, Inc.(1)	764,801	43,662,489
Vishay Intertechnology, Inc.	2,265,011	68,924,285
		667,756,562
Energy Equipment and Services — 7.5%
Archrock, Inc.	5,772,289	181,942,549
Bristow Group, Inc.	913,377	41,458,182
DMC Global, Inc.(1)	261,349	1,847,737
Drilling Tools International Corp.(1)	180,670	446,255
Energy Services of America Corp.	179,435	2,090,418
Expro Ltd.(1)	2,184,985	39,591,928
Forum Energy Technologies, Inc.(1)	391,201	32,066,746
Helix Energy Solutions Group, Inc.(1)	4,975,658	51,249,277
Helmerich & Payne, Inc.	3,462,490	150,895,314
Innovex International, Inc.(1)	1,105,318	33,900,103
Kodiak Gas Services, Inc.	2,295,441	134,903,068
Liberty Energy, Inc., Class A	5,406,952	106,571,024
Nabors Industries Ltd.(1)	585,050	54,784,082
National Energy Services Reunited Corp.(1)	46,059	1,617,132
Natural Gas Services Group, Inc.	394,303	13,879,466
NCS Multistage Holdings, Inc.(1)	1,768	94,323
Noble Corp. PLC	3,952,303	181,134,047
NOV, Inc.	8,772,362	186,763,587
Oceaneering International, Inc.(1)	3,619,365	187,338,332
Oil States International, Inc.(1)	1,971,283	17,386,716
Patterson-UTI Energy, Inc.	14,591,532	184,436,965
ProFrac Holding Corp., Class A(1)	285,490	1,455,999
ProPetro Holding Corp.(1)	3,321,471	37,731,911
Ranger Energy Services, Inc.	662,062	11,056,435
RPC, Inc.	3,174,272	20,727,996
Seadrill Ltd.(1)	1,138,720	55,478,438
228

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Select Water Solutions, Inc., Class A	3,431,530	$66,914,835
Smart Sand, Inc.(2)	599,182	3,157,689
TETRA Technologies, Inc.(1)	3,982,005	27,475,835
Tidewater, Inc.(1)	1,458,228	135,790,191
Transocean Ltd.(1)	25,173,019	146,255,240
Valaris Ltd.(1)	808,996	69,872,985
Weatherford International PLC	1,810,273	176,990,391
		2,357,305,196
Entertainment — 0.1%
Firy, Inc.(1)(2)	8,041	79,526
Marcus Corp.	1,179,970	33,546,547
Reservoir Media, Inc.(1)	50,561	488,419
		34,114,492
Financial Services — 2.9%
Acacia Research Corp.(1)	612,127	2,717,844
Alerus Financial Corp.	161,595	5,316,475
Cass Information Systems, Inc.	30,647	1,719,603
Dlocal Ltd.	832,641	12,348,066
Enact Holdings, Inc.	866,980	41,788,436
Essent Group Ltd.	2,512,789	169,764,025
Federal Agricultural Mortgage Corp., Class C	305,494	67,178,131
Finance of America Cos., Inc., Class A(1)	134,482	2,387,055
International Money Express, Inc.(1)	268,787	3,889,348
Jackson Financial, Inc., Class A	622,003	82,993,860
Merchants Bancorp	737,182	38,805,260
MGIC Investment Corp.	5,140,737	157,563,589
NewtekOne, Inc.	232,976	2,746,787
NMI Holdings, Inc., Class A(1)	2,369,625	105,092,869
Onity Group, Inc.(1)	197,528	6,763,359
Payoneer Global, Inc.(1)	616,653	4,384,403
Paysign, Inc.(1)	12,819	159,725
PennyMac Financial Services, Inc.	370,187	27,064,371
Radian Group, Inc.	4,013,760	143,933,434
Velocity Financial, Inc.(1)	357,126	6,410,412
Voya Financial, Inc.	197,909	20,052,140
Waterstone Financial, Inc.	351,529	7,368,048
		910,447,240
Food Products — 1.8%
Cal-Maine Foods, Inc.	2,183,264	172,303,195
Del Monte Corp.	1,313,048	41,597,361
Dole PLC	794,105	10,998,354
Ingredion, Inc.	1,335,211	138,140,930
J&J Snack Foods Corp.	347,998	30,686,464
John B Sanfilippo & Son, Inc.	316,752	23,341,455
Lamb Weston Holdings, Inc.	165,690	9,035,076
Marzetti Co.	78,689	8,864,316
Mission Produce, Inc.(1)	1,393,009	17,719,074
Pilgrim's Pride Corp.(1)	436,363	13,693,071
Seaboard Corp.	6,481	25,342,330
Seneca Foods Corp., Class A(1)	277,047	54,935,649
Simply Good Foods Co.(1)	497,511	5,696,501
Village Farms International, Inc.(1)(2)	1,136,857	3,274,148
		555,627,924
229

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Ground Transportation — 2.3%
ArcBest Corp.	1,085,586	$149,778,301
Covenant Logistics Group, Inc.	852,218	30,125,906
Heartland Express, Inc.	675,436	8,348,389
Lyft, Inc., Class A(1)	9,070,716	153,295,100
Marten Transport Ltd.	2,356,852	33,985,806
PAMT Corp.(1)	247	2,996
Proficient Auto Logistics, Inc.(1)(2)	50,076	252,383
Ryder System, Inc.	565,338	138,202,528
Schneider National, Inc., Class B	1,968,936	67,947,981
Universal Logistics Holdings, Inc.	258,730	4,833,076
Werner Enterprises, Inc.	2,950,243	115,590,521
		702,362,987
Health Care Equipment and Supplies — 1.7%
Acme United Corp.	52,486	3,270,927
Bioventus, Inc., Class A(1)	1,530,808	20,895,529
Enovis Corp.(1)	1,876,178	46,135,217
Kewaunee Scientific Corp.(1)(2)	38,810	1,461,973
Lantheus Holdings, Inc.(1)	2,863,560	289,105,018
LivaNova PLC(1)	1,611,695	128,629,378
QuidelOrtho Corp.(1)(2)	3,269,839	47,183,777
Tactile Systems Technology, Inc.(1)	133,582	3,069,714
		539,751,533
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(1)	2,400,504	66,157,890
Ardent Health, Inc.(1)	533,866	5,776,430
InfuSystem Holdings, Inc.(1)	741,289	9,006,661
Joint Corp.(1)	4,120	34,773
Nutex Health, Inc.(1)(2)	245,967	46,428,731
PACS Group, Inc.(1)	1,250,609	52,913,267
Progyny, Inc.(1)	1,675,058	42,864,734
		223,182,486
Health Care Technology — 0.2%
CareCloud, Inc.(1)	473,357	1,112,389
Teladoc Health, Inc.(1)	7,081,353	44,895,778
		46,008,167
Hotels, Restaurants and Leisure — 2.2%
Accel Entertainment, Inc.(1)(2)	1,750,223	20,372,596
BJ's Restaurants, Inc.(1)	959,791	61,033,110
Bloomin' Brands, Inc.(1)	2,320,518	23,901,335
Boyd Gaming Corp.	1,364,977	105,908,566
Canterbury Park Holding Corp.(2)	118	1,870
Cheesecake Factory, Inc.	1,813,423	198,551,684
Cracker Barrel Old Country Store, Inc.(2)	1,024,018	56,566,754
Life Time Group Holdings, Inc.(1)	1,379,444	57,964,237
Monarch Casino & Resort, Inc.	526,564	63,424,634
ONE Group Hospitality, Inc.(1)	64,790	108,847
Pursuit Attractions & Hospitality, Inc.(1)	496,078	23,811,744
RCI Hospitality Holdings, Inc.	258,970	7,543,796
Super Group SGHC Ltd.	4,234,801	57,339,206
Target Hospitality Corp.(1)	1,138,216	21,079,760
		697,608,139
230

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Household Durables — 1.5%
Bassett Furniture Industries, Inc.	53,623	$1,008,112
Beazer Homes USA, Inc.(1)	163,511	5,425,295
Century Communities, Inc.	653,261	44,127,781
Cricut, Inc., Class A	1,967,787	11,609,943
Ethan Allen Interiors, Inc.	864,741	20,451,125
Flexsteel Industries, Inc.	153,515	12,210,583
Hamilton Beach Brands Holding Co., Class A	163,380	5,131,766
Helen of Troy Ltd.(1)	587,923	17,696,482
Hooker Furnishings Corp.	125,582	1,645,124
Hovnanian Enterprises, Inc., Class A(1)	169,948	21,095,645
KB Home	1,293,082	68,921,271
La-Z-Boy, Inc.	1,672,291	52,911,287
Legacy Housing Corp.(1)	48,195	1,355,725
LGI Homes, Inc.(1)	68,641	3,839,778
Lifetime Brands, Inc.	420,325	3,972,071
Lovesac Co.(1)(2)	304,048	4,741,629
M/I Homes, Inc.(1)	397,797	59,196,172
Meritage Homes Corp.	245,608	17,052,563
Mohawk Industries, Inc.(1)	962,451	123,434,341
Traeger, Inc.(1)(2)	27,464	1,539,357
Universal Electronics, Inc.	210,159	958,325
		478,324,375
Household Products — 0.8%
Central Garden & Pet Co.(1)	398,771	17,139,178
Central Garden & Pet Co., Class A(1)	2,533,867	94,285,191
Oil-Dri Corp. of America	443,221	39,881,026
Spectrum Brands Holdings, Inc.(3)	1,184,443	102,229,275
		253,534,670
Independent Power and Renewable Electricity Producers — 0.4%
Hallador Energy Co.(1)	1,459,052	24,191,082
Montauk Renewables, Inc.(1)(2)	774,101	1,331,454
Ormat Technologies, Inc.	763,735	77,900,970
XPLR Infrastructure LP(1)	1,951,191	23,414,292
		126,837,798
Insurance — 6.6%
American Coastal Insurance Corp., Class C	816,592	7,733,126
American Integrity Insurance Group, Inc.	302,757	7,871,682
AMERISAFE, Inc.	100,300	2,611,812
Assured Guaranty Ltd.	1,144,543	85,497,362
Ategrity Specialty Holdings LLC(1)	2,907	76,367
Axis Capital Holdings Ltd.	680,966	67,265,821
Bowhead Specialty Holdings, Inc.(1)	242,765	8,137,483
Brighthouse Financial, Inc.(1)	2,231,819	118,331,043
CNO Financial Group, Inc.	2,975,935	163,051,479
Crawford & Co., Class A	173,699	2,278,931
Crawford & Co., Class B	57,949	693,070
Donegal Group, Inc., Class A	451,960	8,641,475
Employers Holdings, Inc.	466,784	22,914,427
Exzeo Group, Inc.(1)(2)	768,690	12,898,618
F&G Annuities & Life, Inc.	880,898	20,965,372
First American Financial Corp.	1,198,604	88,600,808
Genworth Financial, Inc., Class A(1)	9,618,712	95,609,997
231

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Greenlight Capital Re Ltd., Class A(1)(2)	590,050	$8,945,158
Hanover Insurance Group, Inc.	733,863	165,933,763
HCI Group, Inc.	377,652	70,141,306
Heritage Insurance Holdings, Inc.(1)	966,414	32,490,839
Hippo Holdings, Inc.(1)	114,534	3,764,733
Horace Mann Educators Corp.	1,049,576	53,412,923
Investors Title Co.	19,970	5,879,168
James River Group Holdings, Inc.	263,662	1,057,285
Kingstone Cos., Inc.	372,766	7,324,852
Lincoln National Corp.	650,284	27,695,596
Mercury General Corp.	844,114	86,065,863
Oscar Health, Inc., Class A(1)	6,697,525	200,657,849
Palomar Holdings, Inc.	629,462	83,447,777
Pelagos Insurance Capital Ltd.	1,357,823	33,144,459
RLI Corp.	477,797	30,325,776
Root, Inc., Class A(1)	19,692	1,092,709
Safety Insurance Group, Inc.	121,575	12,612,191
Selective Insurance Group, Inc.	1,660,821	151,616,349
SiriusPoint Ltd.(1)	4,229,558	102,313,008
Skyward Specialty Insurance Group, Inc.(1)	1,174,619	67,434,877
Slide Insurance Holdings, Inc.	2,103,606	48,908,839
Tiptree, Inc.	97,738	1,810,108
Trupanion, Inc.(1)	186,823	5,445,890
United Fire Group, Inc.	678,259	36,537,812
Universal Insurance Holdings, Inc.	997,460	42,870,831
White Mountains Insurance Group Ltd.	32,227	67,741,476
		2,061,850,310
Interactive Media and Services — 0.4%
Cars.com, Inc.(1)	2,184,782	25,561,949
EverQuote, Inc., Class A(1)	568,815	14,470,654
Yelp, Inc.(1)	1,694,232	37,866,085
Ziff Davis, Inc.(1)	932,406	51,422,191
		129,320,879
IT Services — 0.5%
DXC Technology Co.(1)(3)	10,094,967	114,073,127
EPAM Systems, Inc.(1)	208,920	24,617,044
Globant SA(1)	68,918	2,805,652
Kyndryl Holdings, Inc.(1)	1,230,070	16,544,441
Whitefiber, Inc.(1)(2)	32,798	620,538
WidePoint Corp.(1)	73,970	753,015
		159,413,817
Leisure Products — 1.4%
American Outdoor Brands, Inc.(1)	58,637	619,793
Brunswick Corp.	1,906,714	144,719,593
Callaway Golf Co.(1)	2,148,769	33,757,161
Clarus Corp.	432,087	1,607,364
Escalade, Inc.	39,811	802,590
Funko, Inc., Class A(1)	78,080	524,698
JAKKS Pacific, Inc.	128,402	3,224,174
Johnson Outdoors, Inc., Class A	96,097	4,324,365
Latham Group, Inc.(1)	466,559	3,298,572
Malibu Boats, Inc., Class A(1)	639,587	17,243,266
MasterCraft Boat Holdings, Inc.(1)	158,554	3,691,137
232

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Polaris, Inc.	1,721,462	$111,103,157
Smith & Wesson Brands, Inc.	1,104,742	14,052,318
Sturm Ruger & Co., Inc.	117,260	4,452,362
YETI Holdings, Inc.(1)	2,549,440	104,654,512
		448,075,062
Life Sciences Tools and Services — 0.0%
Azenta, Inc.(1)	352,900	11,522,185
OmniAb, Inc.(1)	21,075	5,218
OmniAb, Inc.(1)	21,075	3,397
		11,530,800
Machinery — 2.1%
Alamo Group, Inc.	179,092	29,474,961
Albany International Corp., Class A	1,295,924	71,833,067
Astec Industries, Inc.	99,077	4,215,726
Blue Bird Corp.(1)	1,121,105	65,192,256
Commercial Vehicle Group, Inc.(1)	916,661	2,841,649
Greenbrier Cos., Inc.(3)	1,668,488	75,198,754
Hyster-Yale, Inc.	354,200	11,993,212
Kennametal, Inc.	1,301,228	38,178,030
L.B. Foster Co., Class A(1)	287,940	10,800,629
Lindsay Corp.	342,680	39,377,359
Luxfer Holdings PLC	810,297	13,920,903
Manitowoc Co., Inc.(1)	339,502	6,593,129
Miller Industries, Inc.	389,816	21,837,492
Mueller Water Products, Inc., Class A	1,615,641	39,001,574
Park-Ohio Holdings Corp.	398,785	17,997,167
Perma-Pipe International Holdings, Inc.(1)	22,776	624,746
Taylor Devices, Inc.(1)(2)	6,279	376,866
Tennant Co.	392,265	27,301,644
Terex Corp.	637,491	40,487,053
Titan International, Inc.(1)	522,696	3,758,184
Trinity Industries, Inc.(3)	4,054,487	116,850,315
Wabash National Corp.	13,179	177,785
Worthington Enterprises, Inc.	275,500	15,824,720
		653,857,221
Marine Transportation — 1.8%
Costamare Bulkers Holdings Ltd.(1)	284,218	5,817,943
Costamare, Inc.	2,002,471	30,597,757
Genco Shipping & Trading Ltd.	1,527,954	40,078,233
Kirby Corp.(1)	994,344	141,057,640
Matson, Inc.	1,462,484	328,781,028
Pangaea Logistics Solutions Ltd.	35,920	291,670
Safe Bulkers, Inc.	1,604,010	13,842,606
		560,466,877
Media — 0.4%
Advantage Solutions, Inc.(1)(2)	16,657	549,181
AMC Global Media, Inc., Class A(1)(2)	1,626,705	20,480,216
Cable One, Inc.(1)	184,449	5,050,214
Entravision Communications Corp., Class A	1,754,154	14,015,690
Ibotta, Inc., Class A(1)	55,789	2,075,909
PubMatic, Inc., Class A(1)	707,156	11,760,004
Scholastic Corp.	719,231	27,618,470
TechTarget, Inc.(1)(2)	417,888	1,617,227
233

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Versant Media Group, Inc.	1,186,105	$48,772,638
		131,939,549
Metals and Mining — 0.8%
Ampco-Pittsburgh Corp.(1)	357,681	3,068,903
Caledonia Mining Corp. PLC	435,224	11,015,519
Compass Minerals International, Inc.(1)(3)	2,180,859	54,216,155
Ferroglobe PLC	488,653	2,008,364
Kaiser Aluminum Corp.	328,212	52,113,501
McEwen, Inc.(1)	88,638	1,786,942
Metallus, Inc.(1)	1,438,597	28,081,413
Ramaco Resources, Inc., Class B(1)	82,980	627,329
Ryerson Holding Corp.	1,129,008	28,292,941
SunCoke Energy, Inc.	3,995,844	41,277,069
Tredegar Corp.(1)	663,671	5,103,630
Worthington Steel, Inc.	232,000	7,992,400
		235,584,166
Oil, Gas and Consumable Fuels — 9.5%
American Resources Corp.(2)	323,574	763,635
Amplify Energy Corp.(1)	1,143,875	5,627,865
Ardmore Shipping Corp.	1,538,556	26,755,489
BKV Corp.(1)	855,579	20,670,789
California Resources Corp.	1,622,872	86,060,902
Chord Energy Corp.	1,102,285	162,157,146
Clean Energy Fuels Corp.(1)	1,826,248	2,903,734
CNX Resources Corp.(1)	4,532,985	164,909,994
Comstock Resources, Inc.(1)(2)	2,481,461	35,807,482
Core Natural Resources, Inc.	720,420	73,698,966
Crescent Energy Co., Class A	9,927,652	135,909,556
CVR Energy, Inc.	151,565	6,344,511
DHT Holdings, Inc.	4,715,308	92,420,037
Dorian LPG Ltd.	1,504,184	75,269,367
Epsilon Energy Ltd.	362,454	2,258,088
Evolution Petroleum Corp.	1,047,911	3,877,271
FutureFuel Corp.	20,155	106,217
Gran Tierra Energy, Inc.(1)(2)	1,522,529	15,453,669
Granite Ridge Resources, Inc.	2,936,737	14,771,787
Gulfport Energy Corp.(1)	356,475	63,969,439
HighPeak Energy, Inc.(2)	914,881	7,492,875
Infinity Natural Resources, Inc., Class A(1)(2)	20,667	319,098
International Seaways, Inc.	2,022,642	199,513,407
Kimbell Royalty Partners LP	3,140,046	46,943,688
Kosmos Energy Ltd.(1)	13,985,803	39,999,397
Magnolia Oil & Gas Corp., Class A	7,015,109	188,355,677
Matador Resources Co.	3,000,930	174,083,949
Murphy Oil Corp.	5,093,893	185,519,583
NACCO Industries, Inc., Class A	35,345	1,512,413
Navigator Holdings Ltd.	764,039	16,892,902
Northern Oil & Gas, Inc.	3,843,363	99,965,872
Par Pacific Holdings, Inc.(1)	1,931,029	154,327,838
Peabody Energy Corp.	3,127,145	92,844,935
PEDEVCO Corp.(1)(2)	19,039	259,121
PrimeEnergy Resources Corp.(1)	11,691	2,467,736
REX American Resources Corp.(1)	484,962	19,922,239
234

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Riley Exploration Permian, Inc.	645,553	$25,195,934
Ring Energy, Inc.(1)	406,930	598,187
SandRidge Energy, Inc.	1,170,375	16,525,695
Scorpio Tankers, Inc.	962,429	75,897,151
SFL Corp. Ltd.	3,825,177	47,623,454
SM Energy Co.	7,647,960	284,351,153
Summit Midstream Corp.(1)	129,407	4,507,246
Talos Energy, Inc.(1)	5,535,274	95,538,829
Teekay Corp. Ltd.	1,639,972	21,582,031
Teekay Tankers Ltd., Class A	898,232	80,517,516
VAALCO Energy, Inc.	4,658,051	27,668,823
Vitesse Energy, Inc.(2)	985,046	17,228,455
World Kinect Corp.	1,367,670	48,894,202
		2,966,285,350
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	173,348	3,638,574
Magnera Corp.(1)	873,685	10,973,484
Sylvamo Corp.	1,775,024	63,758,862
		78,370,920
Passenger Airlines — 1.6%
Alaska Air Group, Inc.(1)	4,569,129	188,842,101
Allegiant Travel Co.(1)(3)	1,413,216	107,475,077
Republic Airways Holdings, Inc.(1)(2)	430,695	7,498,400
SkyWest, Inc.(1)(3)	2,219,710	210,117,749
		513,933,327
Personal Care Products — 0.4%
Edgewell Personal Care Co.	1,217,329	34,961,689
Honest Co., Inc.(1)	2,703,981	15,466,771
Interparfums, Inc.	283,860	33,333,680
Lifevantage Corp.	225,354	1,426,491
Medifast, Inc.(1)(2)	358,525	4,352,493
Nature's Sunshine Products, Inc.(1)	685,501	9,699,839
Nu Skin Enterprises, Inc., Class A	2,318,365	10,873,132
USANA Health Sciences, Inc.(1)	159,157	2,269,579
		112,383,674
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	1,144,636	25,788,649
ANI Pharmaceuticals, Inc.(1)	660,692	48,395,689
Collegium Pharmaceutical, Inc.(1)(2)	441,074	10,854,831
CorMedix, Inc.(1)(2)	1,577,977	13,034,090
Harmony Biosciences Holdings, Inc.(1)	2,459,669	96,861,765
Innoviva, Inc.(1)	847,272	17,597,839
Pacira BioSciences, Inc.(1)	690,525	17,884,598
Perrigo Co. PLC	1,837,917	26,907,105
SIGA Technologies, Inc.	1,415,508	4,444,695
		261,769,261
Professional Services — 1.0%
Alight, Inc., Class A	116,820	1,671,694
Barrett Business Services, Inc.	495,946	17,060,542
Clarivate PLC(1)	15,068,843	30,891,128
Conduent, Inc.(1)	2,020,714	3,475,628
Franklin Covey Co.(1)	11,580	235,653
IBEX Holdings Ltd.(1)	516,032	19,846,591
235

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Kelly Services, Inc., Class A	1,441,768	$24,798,410
Kforce, Inc.	500,083	28,794,779
Korn Ferry	437,744	37,448,999
ManpowerGroup, Inc.	356,752	22,457,538
Paycom Software, Inc.	461,959	110,454,397
Resources Connection, Inc.	410,173	1,718,625
TaskUS, Inc., Class A	26,115	215,449
TrueBlue, Inc.(1)	220,183	2,309,720
Upwork, Inc.(1)	858,762	7,754,621
		309,133,774
Real Estate Management and Development — 0.5%
AMREP Corp.(1)	4,124	95,388
Douglas Elliman, Inc.(1)	658,862	1,218,895
Forestar Group, Inc.(1)	908,527	25,684,058
Howard Hughes Holdings, Inc.(1)	1,434,672	92,005,515
Opendoor Technologies, Inc.(1)(2)	15,893,327	50,858,647
		169,862,503
Semiconductors and Semiconductor Equipment — 0.4%
IonQ, Inc.(1)(2)	64	2,516
Penguin Solutions, Inc.(1)	1	49
Photronics, Inc.(1)	2,671,684	75,181,187
SolarEdge Technologies, Inc.(1)(2)	1,685,059	54,258,900
Wolfspeed, Inc.(1)(2)	100,507	2,753,892
		132,196,544
Software — 0.6%
Alarm.com Holdings, Inc.(1)	76,989	4,431,487
Cleanspark, Inc.(1)	1,689,773	19,635,162
OneSpan, Inc.	884,583	14,613,311
Pagaya Technologies Ltd., Class A(1)	2,348,596	51,058,477
Qualys, Inc.(1)	533,320	99,272,185
Sprinklr, Inc., Class A(1)	566,312	4,649,421
Telos Corp.(1)	135,607	653,626
Xperi, Inc.(1)	1,010,217	6,000,689
		200,314,358
Specialty Retail — 4.9%
1-800-Flowers.com, Inc., Class A(1)(2)	394,333	1,439,315
Abercrombie & Fitch Co., Class A(1)	1,834,353	262,459,227
Academy Sports & Outdoors, Inc.	2,256,242	96,928,156
Advance Auto Parts, Inc.	1,214,177	51,213,986
American Eagle Outfitters, Inc.	5,938,247	98,753,048
Arhaus, Inc.	1,274,481	11,100,730
ARKO Petroleum Corp.(2)	151,209	2,744,443
Asbury Automotive Group, Inc.(1)	55,737	11,782,802
Barnes & Noble Education, Inc.(2)	450,325	5,448,933
Bob's Discount Furniture, Inc.(1)(2)	257,572	4,334,937
Buckle, Inc.	1,263,385	53,820,201
Build-A-Bear Workshop, Inc.(2)	532,524	16,119,502
Caleres, Inc.	1,199,907	14,614,867
CarMax, Inc.(1)	2,708,007	166,082,069
Citi Trends, Inc.(1)	104,052	7,082,299
Designer Brands, Inc., Class A(2)	1,681,359	9,197,034
Duluth Holdings, Inc., Class B(1)	41,918	154,258
Envela Corp.(1)	12,134	167,449
236

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
Floor & Decor Holdings, Inc., Class A(1)	224,776	$11,299,490
Gap, Inc.	593,423	13,239,267
Genesco, Inc.(1)	235,542	7,883,591
Haverty Furniture Cos., Inc.	536,224	14,622,829
J Jill, Inc.(2)	175,382	3,425,211
Lands' End, Inc.(1)(2)	515,193	6,094,733
Lithia Motors, Inc.	332,160	122,009,011
MarineMax, Inc.(1)	544,129	28,392,651
Sally Beauty Holdings, Inc.(1)	3,111,923	50,973,299
Shoe Station Group, Inc.	686,241	9,401,502
Signet Jewelers Ltd.	1,698,840	139,780,555
Sonic Automotive, Inc., Class A	180,443	14,191,842
Tile Shop Holdings, Inc.(1)	7,006	18,005
Tilly's, Inc., Class A(1)(2)	83,358	326,763
Upbound Group, Inc.	1,067,974	19,543,924
Urban Outfitters, Inc.(1)	2,391,502	192,970,296
Victoria's Secret & Co.(1)	937,955	80,110,737
Zumiez, Inc.(1)	267,309	4,784,831
		1,532,511,793
Technology Hardware, Storage and Peripherals — 0.2%
Diebold Nixdorf, Inc.(1)	641,979	43,551,855
Immersion Corp.(2)	382,503	2,899,373
		46,451,228
Textiles, Apparel and Luxury Goods — 2.2%
Carter's, Inc.	1,308,547	42,383,837
Columbia Sportswear Co.	886,103	50,862,312
Crocs, Inc.(1)	1,469,899	176,946,442
Ermenegildo Zegna NV	2,544,372	34,552,572
Figs, Inc., Class A(1)	172	2,638
Fossil Group, Inc.(1)	1,875,956	9,323,501
G-III Apparel Group Ltd.	1,643,088	53,548,238
Lakeland Industries, Inc.(2)	15,765	183,347
Movado Group, Inc.	395,711	13,347,332
Oxford Industries, Inc.	700,589	26,825,553
PVH Corp.	1,741,092	129,119,383
Rocky Brands, Inc.	193,855	8,764,184
Steven Madden Ltd.	322,834	13,939,972
Superior Group of Cos., Inc.	314,762	3,761,406
Under Armour, Inc., Class A(1)	1,233,226	6,215,459
Under Armour, Inc., Class C(1)	579,633	2,857,591
Unifi, Inc.(1)	23,563	174,131
Vera Bradley, Inc.(1)	524,982	1,784,939
VF Corp.	7,108,230	95,534,611
Vince Holding Corp.(1)	13,649	93,359
		670,220,807
Trading Companies and Distributors — 2.2%
BlueLinx Holdings, Inc.(1)	151,541	12,067,210
Boise Cascade Co.	831,809	64,889,420
EquipmentShare.com, Inc., Class A(1)(2)	381,673	6,721,261
GATX Corp.	1,466,060	256,457,876
Global Industrial Co.	112,297	4,390,813
Hudson Technologies, Inc.(1)	877,537	4,686,048
Karat Packaging, Inc.	257,100	12,248,244
237

Schedule of Investments - Avantis U.S. Small Cap Value ETF

	Shares	Value
McGrath RentCorp	240,172	$27,004,940
NPK International, Inc.(1)	2,082,973	27,661,881
Rush Enterprises, Inc., Class A	2,897,040	222,579,583
Rush Enterprises, Inc., Class B	379,410	29,495,333
Titan Machinery, Inc.(1)(2)	1,023,107	21,045,311
Willis Lease Finance Corp.(2)	69,044	3,737,352
		692,985,272
Wireless Telecommunication Services — 0.6%
Array Digital Infrastructure, Inc.	739,295	27,102,555
Telephone & Data Systems, Inc.	4,638,006	156,208,042
		183,310,597
TOTAL COMMON STOCKS (Cost $26,567,224,263)		31,196,302,293
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc.(1)	54,092	541
Software — 0.0%
Gen Digital, Inc.(1)	21,590	112,268
TOTAL RIGHTS (Cost $84,201)		112,809
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,821,458	29,821,458
State Street Navigator Securities Lending Government Money Market Portfolio(4)	83,270,155	83,270,155
TOTAL SHORT-TERM INVESTMENTS (Cost $113,091,613)		113,091,613
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $26,680,400,077)		31,309,506,715
OTHER ASSETS AND LIABILITIES — (0.2)%		(63,635,658)
TOTAL NET ASSETS — 100.0%		$31,245,871,057

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $142,986,490. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $148,486,881, which includes securities collateral of $65,216,726.

238

Schedule of Investments - Avantis U.S. Small Cap Value ETF

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended August 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
Allegiant Travel Co.(1)	$35,360	$71,878	—	$237	$107,475	1,413	—	—
Atkore, Inc.	52,751	61,493	—	48,145	162,389	1,733	—	$1,692
Cabot Corp.	121,313	93,075	—	5,616	220,004	2,660	—	3,832
Cal-Maine Foods, Inc.(2)	159,200	89,104	$18,906	(57,095)	—(2)	—(2)	$3,915	3,784
Civeo Corp.(1)	10,048	5,376	—	4,745	20,169	603	—	—
Compass Minerals International, Inc.(1)	16,090	34,158	—	3,968	54,216	2,181	—	—
Dana, Inc.(2)	105,245	23,935	17,524	25,234	—(2)	—(2)	22,147	2,360
DXC Technology Co.(1)	92,489	42,875	—	(21,291)	114,073	10,095	—	—
Emergent BioSolutions, Inc.(1)	16,005	6,821	108	(5,718)	17,000	2,787	450	—
Greenbrier Cos., Inc.	50,212	29,144	—	(4,157)	75,199	1,668	—	1,715
Kimball Electronics, Inc.(1)	17,991	16,706	—	(5,261)	29,436	1,246	—	—
Kohl's Corp.	62,751	27,319	—	12,683	102,753	5,766	—	2,375
Mativ Holdings, Inc.	18,801	17,088	—	837	36,726	3,089	—	973
Matson, Inc.(2)	115,616	97,314	17,101	132,952	—(2)	—(2)	26,201	1,936
Orion SA	18,867	9,769	9	(8,334)	20,293	3,252	5	169
SkyWest, Inc.(1)	174,185	75,676	—	(39,743)	210,118	2,220	—	—
Spectrum Brands Holdings, Inc.	—	88,615	—	13,614	102,229	1,184	—	1,199
Trinity Industries, Inc.	67,886	52,849	—	(3,885)	116,850	4,054	—	3,697
United Natural Foods, Inc.(1)	62,286	61,251	—	34,449	157,986	3,602	—	—
	$1,197,096	$904,446	$53,648	$136,996	$1,546,916	47,553	$52,718	$23,732
(1)Non-income producing.
(2)Company was not an affiliate at August 31, 2026.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities were classified as Level 1.

See Notes to Financial Statements.

239

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value	$12,884,566	$868,480,150
Investment made with cash collateral received for securities on loan, at value	16,004	5,248,051
Foreign currency holdings, at value	—	524,135
Receivable for investments sold	—	781
Receivable for capital shares sold	—	9,462,900
Dividends and interest receivable	20,621	1,950,245
Securities lending receivable	39	7,956
Other assets	—	271
	12,921,230	885,674,489

Liabilities
Payable for collateral received for securities on loan	16,004	5,248,051
Payable for investments purchased	—	9,406,854
Accrued management fees	2,694	126,359
Accrued foreign taxes	—	194,916
	18,698	14,976,180

Net Assets	$12,902,532	$870,698,309

Shares outstanding (unlimited number of shares authorized)	160,000	18,400,000

Net Asset Value Per Share	$80.64	$47.32

Net Assets Consist of:
Capital paid in	$11,339,986	$817,684,881
Distributable earnings (loss)	1,562,546	53,013,428
	$12,902,532	$870,698,309

Investment securities, at cost	$11,232,993	$809,544,591
Investment securities on loan, at value	$33,461	$18,710,514
Investment made with cash collateral received for securities on loan, at cost	$16,004	$5,248,051
Foreign currency holdings, at cost	—	$524,091

See Notes to Financial Statements.
240

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF
Assets
Investment securities, at value	$485,237,757	$656,644,920
Investment securities - affiliated, at value	—	135,735,599
Investment made with cash collateral received for securities on loan, at value	574,444	575,867
Cash	4,420	9,082
Foreign currency holdings, at value	—	7
Dividends and interest receivable	359,634	512,891
Securities lending receivable	362	923
	486,176,617	793,479,289

Liabilities
Payable for collateral received for securities on loan	574,444	575,867
Accrued management fees	62,045	101,753
	636,489	677,620

Net Assets	$485,540,128	$792,801,669

Shares outstanding (unlimited number of shares authorized)	5,460,000	14,314,466

Net Asset Value Per Share	$88.93	$55.38

Net Assets Consist of:
Capital paid in	$324,406,815	$301,538,086
Distributable earnings (loss)	161,133,313	491,263,583
	$485,540,128	$792,801,669

Investment securities, at cost	$321,072,866	$623,716,206
Investment securities on loan, at value	$763,790	$192,442
Investment securities - affiliated, at cost	—	$99,568,488
Investment securities on loan - affiliated, at value	—	$388,324
Investment made with cash collateral received for securities on loan, at cost	$574,444	$575,867
Foreign currency holdings, at cost	—	$7

See Notes to Financial Statements.
241

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Assets
Investment securities, at value	$14,451,014,587	$1,471,621,369
Investment made with cash collateral received for securities on loan, at value	7,806,226	246,783
Cash	934,107	15
Receivable for investments sold	271	—
Receivable for capital shares sold	7,805,676	—
Dividends and interest receivable	13,691,885	1,359,146
Securities lending receivable	8,662	1,580
	14,481,261,414	1,473,228,893

Liabilities
Payable for collateral received for securities on loan	7,806,226	246,783
Payable for investments purchased	7,704,076	—
Accrued management fees	1,832,738	184,323
	17,343,040	431,106

Net Assets	$14,463,918,374	$1,472,797,787

Shares outstanding (unlimited number of shares authorized)	111,180,000	16,120,000

Net Asset Value Per Share	$130.09	$91.36

Net Assets Consist of:
Capital paid in	$10,221,503,165	$1,152,987,363
Distributable earnings (loss)	4,242,415,209	319,810,424
	$14,463,918,374	$1,472,797,787

Investment securities, at cost	$10,088,609,174	$1,153,991,821
Investment securities on loan, at value	$12,156,751	$1,058,912
Investment made with cash collateral received for securities on loan, at cost	$7,806,226	$246,783

See Notes to Financial Statements.
242

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Assets
Investment securities, at value	$21,565,598,491	$495,556,564
Investment made with cash collateral received for securities on loan, at value	1,005,050	862,008
Cash	10,158	—
Receivable for capital shares sold	15,017,968	—
Dividends and interest receivable	25,008,441	454,247
Securities lending receivable	1,160	1,262
	21,606,641,268	496,874,081

Liabilities
Payable for collateral received for securities on loan	1,005,050	862,008
Payable for investments purchased	14,824,088	—
Accrued management fees	2,489,387	75,763
	18,318,525	937,771

Net Assets	$21,588,322,743	$495,936,310

Shares outstanding (unlimited number of shares authorized)	230,000,000	6,220,000

Net Asset Value Per Share	$93.86	$79.73

Net Assets Consist of:
Capital paid in	$19,593,765,565	$448,746,426
Distributable earnings (loss)	1,994,557,178	47,189,884
	$21,588,322,743	$495,936,310

Investment securities, at cost	$19,066,064,748	$440,915,248
Investment securities on loan, at value	$919,240	$2,448,316
Investment made with cash collateral received for securities on loan, at cost	$1,005,050	$862,008

See Notes to Financial Statements.
243

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF
Assets
Investment securities, at value	$780,240,284	$337,539,608
Investment made with cash collateral received for securities on loan, at value	151,475	380,388
Cash	—	19,596
Dividends and interest receivable	734,526	105,754
Securities lending receivable	483	227
	781,126,768	338,045,573

Liabilities
Payable for collateral received for securities on loan	151,475	380,388
Accrued management fees	131,307	39,430
	282,782	419,818

Net Assets	$780,843,986	$337,625,755

Shares outstanding (unlimited number of shares authorized)	9,620,000	5,051,882

Net Asset Value Per Share	$81.17	$66.83

Net Assets Consist of:
Capital paid in	$719,736,442	$315,749,205
Distributable earnings (loss)	61,107,544	21,876,550
	$780,843,986	$337,625,755

Investment securities, at cost	$696,685,011	$309,698,972
Investment securities on loan, at value	$148,356	$510,076
Investment made with cash collateral received for securities on loan, at cost	$151,475	$380,388

See Notes to Financial Statements.

244

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value	$3,109,810,569	$29,679,319,618
Investment securities - affiliated, at value	—	1,546,916,942
Investment made with cash collateral received for securities on loan, at value	23,857,133	83,270,155
Cash	1,291,546	32,368,156
Receivable for investments sold	14,783,300	4,823
Receivable for capital shares sold	—	72,479,004
Dividends and interest receivable	2,378,528	29,073,099
Securities lending receivable	31,175	50,416
	3,152,152,251	31,443,482,213

Liabilities
Payable for collateral received for securities on loan	23,857,133	83,270,155
Payable for investments purchased	15,892,917	107,726,166
Accrued management fees	669,540	6,614,835
	40,419,590	197,611,156

Net Assets	$3,111,732,661	$31,245,871,057

Shares outstanding (unlimited number of shares authorized)	42,810,000	250,040,000

Net Asset Value Per Share	$72.69	$124.96

Net Assets Consist of:
Capital paid in	$2,869,162,609	$27,535,496,172
Distributable earnings (loss)	242,570,052	3,710,374,885
	$3,111,732,661	$31,245,871,057

Investment securities, at cost	$2,682,560,128	$25,042,945,477
Investment securities on loan, at value	$38,448,742	$142,986,490
Investment securities - affiliated, at cost	—	$1,554,184,445
Investment made with cash collateral received for securities on loan, at cost	$23,857,133	$83,270,155

See Notes to Financial Statements.
245

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends	$184,978	$27,749,254
Interest	807	48,038
Securities lending, net	273	66,844
Less foreign taxes withheld	—	(1,154,764)
	186,058	26,709,372

Expenses:
Management fees	21,369	1,269,451

Net investment income (loss)	164,689	25,439,921

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	506,240	(5,022,047)
Foreign currency translation transactions	—	(6,308)
	506,240	(5,028,355)

Change in net unrealized appreciation (depreciation) on:
Investments**	1,659,818	44,124,002
Translation of assets and liabilities in foreign currencies	—	3,523
	1,659,818	44,127,525

Net realized and unrealized gain (loss)	2,166,058	39,099,170

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,330,747	$64,539,091
*Net of foreign tax expenses paid (refunded)	—	$444
**Includes (increase) decrease in accrued foreign taxes	—	$(47,654)

See Notes to Financial Statements.
246

Statements of Operations

YEAR ENDED AUGUST 31, 2026 (EXCEPT AS NOTED)
	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF(1)
Investment Income (Loss)
Income:
Dividends	$5,335,313	$3,992,785
Income distributions from affiliated funds	—	954,097
Interest	19,287	16,818
Securities lending, net	4,188	6,072
Less foreign taxes withheld	(2,677)	(18,671)
	5,356,111	4,951,101

Expenses:
Management fees	664,684	830,895
Trustees' fees and expenses	4,811	5,062
	669,495	835,957
Fees waived	—	(130,763)
	669,495	705,194

Net investment income (loss)	4,686,616	4,245,907

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	31,024,304	(2,258,787)
Sales of investments in affiliated funds	—	5,758,415
Foreign currency translation transactions	—	(847)
	31,024,304	3,498,781

Change in net unrealized appreciation (depreciation) on:
Investments	62,823,244	32,928,714
Investments in affiliated funds	—	36,167,111
Translation of assets and liabilities in foreign currencies	—	(269)
	62,823,244	69,095,556

Net realized and unrealized gain (loss)	93,847,548	72,594,337

Net Increase (Decrease) in Net Assets Resulting from Operations	$98,534,164	$76,840,244
(1)January 29, 2026 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
247

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Investment Income (Loss)
Income:
Dividends	$147,714,230	$12,737,820
Interest	339,035	34,482
Securities lending, net	86,285	9,044
Less foreign taxes withheld	(39,893)	(3,045)
	148,099,657	12,778,301

Expenses:
Management fees	17,393,820	1,568,844
Trustees' fees and expenses	—	13,837
Other expenses	—	5,581
	17,393,820	1,588,262

Net investment income (loss)	130,705,837	11,190,039

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	352,080,069	16,941,293
Change in net unrealized appreciation (depreciation) on investments	1,998,010,716	196,678,873

Net realized and unrealized gain (loss)	2,350,090,785	213,620,166

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,480,796,622	$224,810,205

See Notes to Financial Statements.
248

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Investment Income (Loss)
Income:
Dividends	$182,897,347	$4,505,500
Interest	382,261	13,320
Securities lending, net	36,153	7,920
Less foreign taxes withheld	(521)	(2,304)
	183,315,240	4,524,436

Expenses:
Management fees	17,350,249	584,443
Trustees' fees and expenses	—	4,256
	17,350,249	588,699

Net investment income (loss)	165,964,991	3,935,737

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,416,212,657	843,767
Change in net unrealized appreciation (depreciation) on investments	1,526,497,502	42,437,674

Net realized and unrealized gain (loss)	2,942,710,159	43,281,441

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,108,675,150	$47,217,178

See Notes to Financial Statements.
249

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF
Investment Income (Loss)
Income:
Dividends	$7,600,352	$1,137,950
Interest	19,663	10,015
Securities lending, net	2,943	2,138
Less foreign taxes withheld	(2,632)	(20)
	7,620,326	1,150,083

Expenses:
Management fees	968,953	319,432
Trustees' fees and expenses	6,291	2,794
	975,244	322,226

Net investment income (loss)	6,645,082	827,857

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	11,448,635	23,084,065
Change in net unrealized appreciation (depreciation) on investments	60,531,495	8,890,645

Net realized and unrealized gain (loss)	71,980,130	31,974,710

Net Increase (Decrease) in Net Assets Resulting from Operations	$78,625,212	$32,802,567

See Notes to Financial Statements.
250

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$36,549,834	$405,403,341
Dividends - affiliated	—	23,732,384
Interest	128,034	966,842
Securities lending, net	357,990	586,847
Less foreign taxes withheld	(37,688)	(688,269)
	36,998,170	430,001,145

Expenses:
Management fees	6,121,776	59,248,384

Net investment income (loss)	30,876,394	370,752,761

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	248,363,800	2,166,758,925
Investment transactions - affiliated	—	52,718,009
	248,363,800	2,219,476,934
Change in net unrealized appreciation (depreciation) on:
Investments	346,721,033	2,875,376,227
Investments - affiliated	—	136,996,273
	346,721,033	3,012,372,500

Net realized and unrealized gain (loss)	595,084,833	5,231,849,434

Net Increase (Decrease) in Net Assets Resulting from Operations	$625,961,227	$5,602,602,195

See Notes to Financial Statements.
251

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Inflation Focused Equity ETF		Avantis Real Estate ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$164,689	$104,292	$25,439,921	$19,035,076
Net realized gain (loss)	506,240	230,184	(5,028,355)	9,236,230
Change in net unrealized appreciation (depreciation)	1,659,818	(474,990)	44,127,525	(18,869,495)
Net increase (decrease) in net assets resulting from operations	2,330,747	(140,514)	64,539,091	9,401,811

Distributions to Shareholders
From earnings	(125,170)	(99,024)	(25,287,460)	(21,275,664)

Capital Share Transactions
Proceeds from shares sold	5,879,822	2,459,012	188,032,000	126,220,936
Payments for shares redeemed	(1,446,658)	(1,224,006)	(3,859,168)	(25,657,694)
Other capital	—	—	10,546	10,535
Net increase (decrease) in net assets from capital share transactions	4,433,164	1,235,006	184,183,378	100,573,777

Net increase (decrease) in net assets	6,638,741	995,468	223,435,009	88,699,924

Net Assets
Beginning of period	6,263,791	5,268,323	647,263,300	558,563,376
End of period	$12,902,532	$6,263,791	$870,698,309	$647,263,300

Transactions in Shares of the Funds
Sold	80,000	40,000	4,080,000	2,880,000
Redeemed	(20,000)	(20,000)	(80,000)	(560,000)
Net increase (decrease) in shares of the funds	60,000	20,000	4,000,000	2,320,000

See Notes to Financial Statements.
252

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis Responsible U.S. Equity ETF		Avantis Total Equity Markets ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026(1)
Operations
Net investment income (loss)	$4,686,616	$4,213,486	$4,245,907
Net realized gain (loss)	31,024,304	4,944,708	3,498,781
Change in net unrealized appreciation (depreciation)	62,823,244	37,863,936	69,095,556
Net increase (decrease) in net assets resulting from operations	98,534,164	47,022,130	76,840,244

Distributions to Shareholders
From earnings	(4,412,202)	(4,225,884)	(2,164,347)

Capital Share Transactions
Proceeds from shares sold	47,359,911	95,886,123	935,788,690
Payments for shares redeemed	(67,848,753)	(18,000,123)	(217,662,918)
Net increase (decrease) in net assets from capital share transactions	(20,488,842)	77,886,000	718,125,772

Net increase (decrease) in net assets	73,633,120	120,682,246	792,801,669

Net Assets
Beginning of period	411,907,008	291,224,762	—
End of period	$485,540,128	$411,907,008	$792,801,669

Transactions in Shares of the Funds
Sold	600,000	1,470,000	18,664,466
Redeemed	(870,000)	(270,000)	(4,350,000)
Net increase (decrease) in shares of the funds	(270,000)	1,200,000	14,314,466
(1)January 29, 2026 (fund inception) through August 31, 2026.

See Notes to Financial Statements.
253

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis U.S. Equity ETF		Avantis U.S. Large Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$130,705,837	$105,499,048	$11,190,039	$6,543,788
Net realized gain (loss)	352,080,069	179,278,186	16,941,293	15,280,061
Change in net unrealized appreciation (depreciation)	1,998,010,716	864,070,263	196,678,873	70,840,292
Net increase (decrease) in net assets resulting from operations	2,480,796,622	1,148,847,497	224,810,205	92,664,141

Distributions to Shareholders
From earnings	(114,153,405)	(103,037,118)	(8,854,006)	(5,706,434)

Capital Share Transactions
Proceeds from shares sold	3,346,756,545	1,893,642,114	631,942,110	277,994,438
Payments for shares redeemed	(715,206,087)	(600,469,947)	(70,948,384)	(65,272,174)
Net increase (decrease) in net assets from capital share transactions	2,631,550,458	1,293,172,167	560,993,726	212,722,264

Net increase (decrease) in net assets	4,998,193,675	2,338,982,546	776,949,925	299,679,971

Net Assets
Beginning of period	9,465,724,699	7,126,742,153	695,847,862	396,167,891
End of period	$14,463,918,374	$9,465,724,699	$1,472,797,787	$695,847,862

Transactions in Shares of the Funds
Sold	27,810,000	19,650,000	7,620,000	4,240,000
Redeemed	(5,880,000)	(6,330,000)	(860,000)	(980,000)
Net increase (decrease) in shares of the funds	21,930,000	13,320,000	6,760,000	3,260,000

See Notes to Financial Statements.
254

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis U.S. Large Cap Value ETF		Avantis U.S. Mid Cap Equity ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$165,964,991	$107,215,763	$3,935,737	$2,035,356
Net realized gain (loss)	1,416,212,657	241,133,216	843,767	6,270,027
Change in net unrealized appreciation (depreciation)	1,526,497,502	485,792,492	42,437,674	7,842,465
Net increase (decrease) in net assets resulting from operations	3,108,675,150	834,141,471	47,217,178	16,147,848

Distributions to Shareholders
From earnings	(124,158,560)	(97,350,366)	(3,028,908)	(1,700,996)

Capital Share Transactions
Proceeds from shares sold	14,275,632,244	4,896,842,894	266,262,016	137,377,304
Payments for shares redeemed	(3,871,589,398)	(1,782,120,784)	(22,464,092)	(40,771,260)
Net increase (decrease) in net assets from capital share transactions	10,404,042,846	3,114,722,110	243,797,924	96,606,044

Net increase (decrease) in net assets	13,388,559,436	3,851,513,215	287,986,194	111,052,896

Net Assets
Beginning of period	8,199,763,307	4,348,250,092	207,950,116	96,897,220
End of period	$21,588,322,743	$8,199,763,307	$495,936,310	$207,950,116

Transactions in Shares of the Funds
Sold	161,700,000	73,900,000	3,520,000	2,100,000
Redeemed	(46,140,000)	(26,240,000)	(300,000)	(640,000)
Net increase (decrease) in shares of the funds	115,560,000	47,660,000	3,220,000	1,460,000

See Notes to Financial Statements.
255

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis U.S. Mid Cap Value ETF		Avantis U.S. Quality ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025(1)
Operations
Net investment income (loss)	$6,645,082	$2,323,526	$827,857	$340,235
Net realized gain (loss)	11,448,635	310,304	23,084,065	302,117
Change in net unrealized appreciation (depreciation)	60,531,495	19,097,584	8,890,645	18,949,991
Net increase (decrease) in net assets resulting from operations	78,625,212	21,731,414	32,802,567	19,592,343

Distributions to Shareholders
From earnings	(4,983,706)	(1,842,952)	(669,204)	(244,329)

Capital Share Transactions
Proceeds from shares sold	556,843,680	208,608,118	279,708,844	224,287,560
Payments for shares redeemed	(113,815,734)	(35,908,222)	(123,945,472)	(93,906,554)
Net increase (decrease) in net assets from capital share transactions	443,027,946	172,699,896	155,763,372	130,381,006

Net increase (decrease) in net assets	516,669,452	192,588,358	187,896,735	149,729,020

Net Assets
Beginning of period	264,174,534	71,586,176	149,729,020	—
End of period	$780,843,986	$264,174,534	$337,625,755	$149,729,020

Transactions in Shares of the Funds
Sold	7,300,000	3,220,000	4,460,000	4,451,882
Redeemed	(1,500,000)	(540,000)	(2,040,000)	(1,820,000)
Net increase (decrease) in shares of the funds	5,800,000	2,680,000	2,420,000	2,631,882
(1)March 25, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
256

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis U.S. Small Cap Equity ETF		Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$30,876,394	$20,830,627	$370,752,761	$290,021,377
Net realized gain (loss)	248,363,800	101,606,769	2,219,476,934	607,531,781
Change in net unrealized appreciation (depreciation)	346,721,033	1,460,444	3,012,372,500	94,633,270
Net increase (decrease) in net assets resulting from operations	625,961,227	123,897,840	5,602,602,195	992,186,428

Distributions to Shareholders
From earnings	(24,836,970)	(17,786,844)	(319,011,056)	(256,561,170)

Capital Share Transactions
Proceeds from shares sold	1,395,453,060	927,654,579	13,674,657,222	6,764,099,546
Payments for shares redeemed	(777,793,713)	(453,654,129)	(5,984,761,946)	(2,414,015,040)
Net increase (decrease) in net assets from capital share transactions	617,659,347	474,000,450	7,689,895,276	4,350,084,506

Net increase (decrease) in net assets	1,218,783,604	580,111,446	12,973,486,415	5,085,709,764

Net Assets
Beginning of period	1,892,949,057	1,312,837,611	18,272,384,642	13,186,674,878
End of period	$3,111,732,661	$1,892,949,057	$31,245,871,057	$18,272,384,642

Transactions in Shares of the Funds
Sold	21,270,000	17,700,000	118,940,000	71,560,000
Redeemed	(11,670,000)	(8,610,000)	(52,000,000)	(25,940,000)
Net increase (decrease) in shares of the funds	9,600,000	9,090,000	66,940,000	45,620,000

See Notes to Financial Statements.
257

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Inflation Focused Equity ETF	AVIE	NYSE Arca, Inc.
Avantis Real Estate ETF	AVRE	NYSE Arca, Inc.
Avantis Responsible U.S. Equity ETF	AVSU	NYSE Arca, Inc.
Avantis Total Equity Markets ETF	AVTM	NYSE Arca, Inc.
Avantis U.S. Equity ETF	AVUS	NYSE Arca, Inc.
Avantis U.S. Large Cap Equity ETF	AVLC	NYSE Arca, Inc.
Avantis U.S. Large Cap Value ETF	AVLV	NYSE Arca, Inc.
Avantis U.S. Mid Cap Equity ETF	AVMC	NYSE Arca, Inc
Avantis U.S. Mid Cap Value ETF	AVMV	NYSE Arca, Inc
Avantis U.S. Quality ETF	AVUQ	The Nasdaq Stock Market LLC
Avantis U.S. Small Cap Equity ETF	AVSC	NYSE Arca, Inc
Avantis U.S. Small Cap Value ETF	AVUV	NYSE Arca, Inc
Avantis Total Equity Markets ETF incepted on January 29, 2026.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

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If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.  Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

259

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.  The investment advisor will waive the portion of Avantis Total Equity Markets ETF's management fee equal to the expenses attributable to the management fees of the funds advised by American Century Investments in which it invests (the underlying funds waiver). The amount of the underlying funds waiver will fluctuate depending on the fund's daily allocation to such funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees.

The annual management fee including any waiver impacts, if applicable, are as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis Responsible U.S. Equity ETF	0.15%
Avantis Total Equity Markets ETF	0.16%(1)
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Mid Cap Equity ETF	0.18%
Avantis U.S. Mid Cap Value ETF	0.20%
Avantis U.S. Quality ETF	0.15%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%
(1)Annual management fee before waiver was 0.19%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Mid Cap Value ETF	American Century ETF Trust	7%
Avantis U.S. Quality ETF	American Century ETF Trust	7%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

260

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF(1)	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Purchases	$236,340	$67,422,646	$17,167,041	$88,058,736	$450,159,106	$91,280,914
Sales	$92,574	$13,927,848	$4,440,091	$21,521,547	$216,304,694	$54,166,145

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$2,324,977,774	$37,755,797	$105,431,029	$55,106,493	$473,181,710	$2,823,494,849
Sales	$1,860,894,965	$19,794,212	$82,059,882	$20,565,553	$342,208,153	$1,486,078,187
(1)January 29, 2026 (fund inception) through August 31, 2026.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF	$5,784,195	$1,445,800	$511,303
Avantis Real Estate ETF	$141,635,430	$3,871,604	$1,398,328
Avantis Responsible U.S. Equity ETF	$37,206,950	$66,711,925	$31,760,867
Avantis Total Equity Markets ETF(1)	$869,600,597	$216,366,950	$5,931,340
Avantis U.S. Equity ETF	$3,176,045,175	$710,525,359	$406,361,055
Avantis U.S. Large Cap Equity ETF	$597,092,285	$68,763,744	$28,350,909
Avantis U.S. Large Cap Value ETF	$13,870,629,573	$3,875,919,770	$1,767,080,760
Avantis U.S. Mid Cap Equity ETF	$252,645,453	$22,252,799	$7,170,432
Avantis U.S. Mid Cap Value ETF	$536,822,294	$114,505,731	$27,657,244
Avantis U.S. Quality ETF	$244,276,253	$123,017,998	$29,636,804
Avantis U.S. Small Cap Equity ETF	$1,350,932,991	$769,127,748	$378,114,738
Avantis U.S. Small Cap Value ETF	$13,239,934,223	$5,932,405,133	$2,613,102,701
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)January 29, 2026 (fund inception) through August 31, 2026.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

261

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 (except as noted) were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Inflation Focused Equity ETF	$125,170	—	$99,024	—
Avantis Real Estate ETF	$25,287,460	—	$21,275,664	—
Avantis Responsible U.S. Equity ETF	$4,412,202	—	$4,225,884	—
Avantis Total Equity Markets ETF	$ 2,164,347(1)	—(1)	N/A	N/A
Avantis U.S. Equity ETF	$114,153,405	—	$103,037,118	—
Avantis U.S. Large Cap Equity ETF	$8,854,006	—	$5,706,434	—
Avantis U.S. Large Cap Value ETF	$124,158,560	—	$97,350,366	—
Avantis U.S. Mid Cap Equity ETF	$3,028,908	—	$1,700,996	—
Avantis U.S. Mid Cap Value ETF	$4,983,706	—	$1,842,952	—
Avantis U.S. Quality ETF	$669,204	—	$ 244,329(2)	—(2)
Avantis U.S. Small Cap Equity ETF	$24,836,970	—	$17,786,844	—
Avantis U.S. Small Cap Value ETF	$319,011,056	—	$256,561,170	—
(1) January 29, 2026 (fund inception) through August 31, 2026.
(2) March 25, 2025 (fund inception) through August 31, 2025.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF
Capital paid in	$528,860	$1,318,777	$32,244,914	$(416,587,686)	$407,873,650	$38,582,129
Distributable earnings (loss)	$(528,860)	$(1,318,777)	$(32,244,914)	$416,587,686	$(407,873,650)	$(38,582,129)

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Capital paid in	$1,782,960,579	$7,171,358	$27,870,758	$48,060,664	$381,314,856	$2,652,349,950
Distributable earnings (loss)	$(1,782,960,579)	$(7,171,358)	$(27,870,758)	$(48,060,664)	$(381,314,856)	$(2,652,349,950)
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis Responsible U.S. Equity ETF	Avantis Total Equity Markets ETF
Federal tax cost of investments	$11,256,480	$817,795,282	$321,709,959	$302,236,063
Gross tax appreciation of investments	$2,021,421	$107,022,629	$177,251,115	$491,629,798
Gross tax depreciation of investments	(377,331)	(51,089,710)	(13,148,873)	(909,475)
Net tax appreciation (depreciation) of investments	1,644,090	55,932,919	164,102,242	490,720,323
Net tax appreciation ( depreciation) on derivatives and translation of assets and liabilities in foreign currencies	—	(183,231)	—	(269)
Net tax appreciation (depreciation)	$1,644,090	$55,749,688	$164,102,242	$490,720,054
Undistributed ordinary income	$36,375	$7,429,406	$623,532	$1,657,849
Accumulated short-term capital losses	$(115,070)	$(3,962,924)	$(1,226,987)	$(1,114,320)
Accumulated long-term capital losses	$(2,849)	$(6,202,742)	$(2,365,474)	$—

262

	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Mid Cap Equity ETF
Federal tax cost of investments	$10,095,651,040	$1,140,909,600	$19,065,788,682	$442,198,699
Gross tax appreciation of investments	$4,672,208,765	$352,421,157	$2,843,704,059	$75,214,807
Gross tax depreciation of investments	(309,038,992)	(21,462,605)	(342,889,200)	(20,994,934)
Net tax appreciation (depreciation) of investments	$4,363,169,773	$330,958,552	$2,500,814,859	$54,219,873
Undistributed ordinary income	$29,701,162	$2,687,977	$36,833,365	$1,571,521
Accumulated short-term capital losses	$(41,747,981)	$(8,727,349)	$(364,661,172)	$(5,657,684)
Accumulated long-term capital losses	$(108,707,745)	$(5,108,756)	$(178,429,874)	$(2,943,826)

	Avantis U.S. Mid Cap Value ETF	Avantis U.S. Quality ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$696,796,363	$309,294,744	$2,708,575,604	$26,699,580,028
Gross tax appreciation of investments	$104,911,852	$36,561,149	$567,331,155	$5,865,494,529
Gross tax depreciation of investments	(21,316,456)	(7,935,897)	(142,239,057)	(1,255,567,842)
Net tax appreciation (depreciation) of investments	$83,595,396	$28,625,252	$425,092,098	$4,609,926,687
Undistributed ordinary income	$1,743,523	$134,357	$6,911,728	$67,036,994
Accumulated short-term capital losses	$(21,334,996)	$(6,047,316)	$(76,115,928)	$(419,571,159)
Accumulated long-term capital losses	$(2,896,379)	$(835,743)	$(113,317,846)	$(547,017,637)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies, return of capital dividends received, in kind transactions and tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

263

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2026	$62.64	1.37	17.71	19.08	(1.08)	$80.64	30.79%	0.25%	1.93%	1%	$12,903
2025	$65.85	1.24	(3.21)	(1.97)	(1.24)	$62.64	(2.98)%	0.25%	2.00%	3%	$6,264
2024	$57.35	1.18	8.22	9.40	(0.90)	$65.85	16.56%	0.25%	1.95%	2%	$5,268
2023(4)	$49.39	1.14	8.79	9.93	(1.97)	$57.35	20.37%	0.25%	2.19%	7%	$3,441

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2026	$44.95	1.56	2.44	4.00	(1.63)	0.00(4)	$47.32	9.15%	0.17%	3.41%	2%	$870,698
2025	$46.24	1.49	(1.05)	0.44	(1.73)	0.00(4)	$44.95	1.00%	0.17%	3.40%	0%	$647,263
2024	$40.54	1.48	5.74	7.22	(1.52)	0.00(4)	$46.24	18.38%	0.17%	3.60%	2%	$558,563
2023	$44.99	1.44	(4.61)	(3.17)	(1.29)	0.01	$40.54	(7.04)%	0.17%	3.48%	5%	$340,560
2022(5)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%	3.17%	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2026	$71.89	0.84	16.99	17.83	(0.79)	$88.93	24.96%	0.15%	1.06%	1%	$485,540
2025	$64.29	0.82	7.62	8.44	(0.84)	$71.89	13.24%	0.15%	1.23%	1%	$411,907
2024	$52.10	0.77	12.14	12.91	(0.72)	$64.29	24.98%	0.15%	1.33%	3%	$291,225
2023	$46.60	0.76	5.36	6.12	(0.62)	$52.10	13.27%	0.15%	1.55%	4%	$168,796
2022(4)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%	1.61%	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Total Equity Markets ETF
2026(4)	$50.00	0.30	5.23	5.53	(0.15)	$55.38	11.09%	0.16%	0.19%	0.98%	0.95%	3%	$792,802

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 29, 2026 (fund inception) through August 31, 2026.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2026	$106.06	1.33	23.88	25.21	(1.18)	$130.09	23.94%	0.15%	1.13%	2%	$14,463,918
2025	$93.86	1.28	12.19	13.47	(1.27)	$106.06	14.49%	0.15%	1.32%	2%	$9,465,725
2024	$76.74	1.22	17.07	18.29	(1.17)	$93.86	24.05%	0.15%	1.46%	1%	$7,126,742
2023	$68.81	1.24	7.84	9.08	(1.15)	$76.74	13.37%	0.15%	1.74%	1%	$4,675,604
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Equity ETF
2026	$74.34	0.89	16.86	17.75	(0.73)	$91.36	24.01%	0.15%	1.07%	5%	$1,472,798
2025	$64.95	0.85	9.30	10.15	(0.76)	$74.34	15.75%	0.15%	1.24%	1%	$695,848
2024(4)	$49.48	0.76	15.27	16.03	(0.56)	$64.95	32.49%	0.15%	1.39%	3%	$396,168

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 26, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2026	$71.65	1.20	21.98	23.18	(0.97)	$93.86	32.61%	0.15%	1.43%	16%	$21,588,323
2025	$65.11	1.19	6.48	7.67	(1.13)	$71.65	11.90%	0.15%	1.77%	7%	$8,199,763
2024	$54.64	1.15	10.34	11.49	(1.02)	$65.11	21.25%	0.15%	1.92%	5%	$4,348,250
2023	$48.91	1.20	5.62	6.82	(1.09)	$54.64	14.19%	0.15%	2.32%	18%	$1,483,947
2022(4)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%	2.44%	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 21, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Equity ETF
2026	$69.32	0.91	10.26	11.17	(0.76)	$79.73	16.22%	0.18%	1.21%	6%	$495,936
2025	$62.92	0.89	6.26	7.15	(0.75)	$69.32	11.44%	0.18%	1.36%	8%	$207,950
2024(4)	$49.49	0.68	13.19	13.87	(0.44)	$62.92	28.10%	0.18%	1.39%	3%	$96,897

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Mid Cap Value ETF
2026	$69.16	1.05	11.80	12.85	(0.84)	$81.17	18.72%	0.20%	1.37%	17%	$780,844
2025	$62.79	1.03	6.23	7.26	(0.89)	$69.16	11.65%	0.20%	1.59%	28%	$264,175
2024(4)	$49.19	0.81	13.33	14.14	(0.54)	$62.79	28.81%	0.20%	1.68%	10%	$71,586

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Quality ETF
2026	$56.89	0.24	9.90	10.14	(0.20)	$66.83	17.86%	0.15%	0.39%	10%	$337,626
2025(4)	$50.00	0.13	6.86	6.99	(0.10)	$56.89	13.99%	0.15%	0.58%	5%	$149,729

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 25, 2025 (fund inception) through August 31, 2025.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2026	$57.00	0.81	15.55	16.36	(0.67)	$72.69	28.91%	0.25%	1.26%	14%	$3,111,733
2025	$54.43	0.73	2.48	3.21	(0.64)	$57.00	5.99%	0.25%	1.40%	5%	$1,892,949
2024	$46.70	0.74	7.64	8.38	(0.65)	$54.43	18.11%	0.25%	1.48%	5%	$1,312,838
2023	$43.86	0.73	2.68	3.41	(0.57)	$46.70	7.91%	0.25%	1.61%	9%	$449,761
2022(4)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%	1.50%	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)January 11, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2026	$99.79	1.76	24.97	26.73	(1.56)	$124.96	27.05%	0.25%	1.56%	6%	$31,245,871
2025	$95.92	1.77	3.70	5.47	(1.60)	$99.79	5.83%	0.25%	1.90%	6%	$18,272,385
2024	$81.20	1.64	14.61	16.25	(1.53)	$95.92	20.24%	0.25%	1.87%	4%	$13,186,675
2023	$74.04	1.59	7.03	8.62	(1.46)	$81.20	11.88%	0.25%	2.08%	7%	$6,820,449
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the Avantis® Inflation Focused Equity ETF, Avantis® Real Estate ETF, Avantis® Responsible U.S. Equity ETF, Avantis® Total Equity Markets ETF, Avantis® U.S. Equity ETF, Avantis® U.S. Large Cap Equity ETF, Avantis® U.S. Large Cap Value ETF, Avantis® U.S. Mid Cap Equity ETF, Avantis® U.S. Mid Cap Value ETF, Avantis® U.S. Quality ETF, Avantis® U.S. Small Cap Equity ETF, and Avantis® U.S. Small Cap Value ETF (the “Funds”), including the schedule of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Inflation Focused Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® Real Estate ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® Responsible U.S. Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from March 15, 2022 (fund inception) through August 31, 2022
Avantis® Total Equity Markets ETF	For the period from January 29, 2026 (fund inception) through August 31, 2026
Avantis® U.S. Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Avantis® U.S. Large Cap Equity ETF	For the year ended August 31,2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from September 26, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Large Cap Value ETF	For the year ended August 31,2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from September 21, 2021 (fund inception) through August 31, 2022
Avantis® U.S. Mid Cap Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Mid Cap Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® U.S. Quality ETF	For the year ended August 31, 2026	For the year ended August 31, 2026, and for the period from March 25, 2025 (fund inception) through August 31, 2025
Avantis® U.S. Small Cap Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from January 11, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial
276

statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
277

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
278

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

279

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Inflation Focused Equity ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Real Estate ETF - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Responsible U.S. Equity ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Total Equity Markets ETF - The Fund launched after the relevant review period and therefore did not have historical Fund-specific operating information for the Board to review. The Board considered the information available for a newly launched fund, including the proposed management fee, expected expenses, investment strategy, and anticipated services to be provided by the Advisor.
Avantis U.S. Equity ETF - The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Large Cap Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Large Cap Value ETF - The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis U.S. Mid Cap Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Mid Cap Value ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
280

Avantis U.S. Quality ETF - Because the Fund was recently launched and had not established a sufficient performance history as of the date of the review, the Board did not evaluate Fund performance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis U.S. Small Cap Equity ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis U.S. Small Cap Value ETF - The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.
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Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Corporate Dividends Received Deduction
Avantis Inflation Focused Equity ETF	$125,170
Avantis Real Estate ETF	—
Avantis Responsible U.S. Equity ETF	$4,412,202
Avantis Total Equity Markets ETF	$2,164,347
Avantis U.S. Equity ETF	$114,153,405
Avantis U.S. Large Cap Equity ETF	$8,854,006
Avantis U.S. Large Cap Value ETF	$124,158,560
Avantis U.S. Mid Cap Equity ETF	$3,028,908
Avantis U.S. Mid Cap Value ETF	$4,983,706
Avantis U.S. Quality ETF	$669,204
Avantis U.S. Small Cap Equity ETF	$24,836,970
Avantis U.S. Small Cap Value ETF	$319,011,056

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis Inflation Focused Equity ETF	$16,764
Avantis Real Estate ETF	—
Avantis Responsible U.S. Equity ETF	$475,192
Avantis Total Equity Markets ETF	$424,688
Avantis U.S. Equity ETF	$4,674,198
Avantis U.S. Large Cap Equity ETF	$651,688
Avantis U.S. Large Cap Value ETF	$16,452,192
Avantis U.S. Mid Cap Equity ETF	—
Avantis U.S. Mid Cap Value ETF	$234,317
Avantis U.S. Quality ETF	$82,066
Avantis U.S. Small Cap Equity ETF	$3,054,085
Avantis U.S. Small Cap Value ETF	$36,219,651
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Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97504 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
Avantis® Emerging Markets Small Cap Equity ETF (AVEE)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Equity ETF (AVDS)
Avantis® International Small Cap Value ETF (AVDV)
Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Bahrain — 0.0%
GFH Bank BSC	8,134,601	$4,297,839
Brazil — 3.9%
Afya Ltd., Class A	1,665	24,309
Allos SA	1,669,826	8,607,666
Alpargatas SA, Preference Shares	250,700	724,780
Alupar Investimento SA	109,372	691,075
Ambev SA, ADR(1)	6,728,692	19,311,346
Ambipar Participacoes e Empreendimentos SA(2)	39,900	1,232
Americanas SA(2)	994	978
Aura Minerals, Inc.	35,627	2,977,705
Auren Energia SA(2)	1,003,083	2,154,628
Automob Participacoes SA(2)	16,637	37,984
Axia Energia SA	375,100	3,845,435
Axia Energia SA, ADR	1,358,709	13,818,071
Axia Energia SA, Class C, ADR	353,622	3,624,625
Axia Energia SA, Class C Preference Shares(2)	82,813	840,988
Azzas 2154 SA	297,422	854,115
B3 SA - Brasil Bolsa Balcao	2,876,000	9,047,254
Banco ABC Brasil SA, Preference Shares	366,969	1,645,201
Banco ABC Brasil SA, Preference Shares(2)	13,206	57,855
Banco BMG SA, Preference Shares	142,911	147,005
Banco Bradesco SA	1,181,898	3,437,428
Banco Bradesco SA, ADR	12,419,257	40,735,163
Banco BTG Pactual SA	1,089,003	11,529,891
Banco do Brasil SA	2,342,980	9,414,334
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	749,000	2,035,283
Banco Santander Brasil SA, ADR(1)	1,104,341	6,349,961
BB Seguridade Participacoes SA	1,721,100	13,389,341
Bemobi Mobile Tech SA	89,000	439,714
Blau Farmaceutica SA	38,090	66,895
Boa Safra Sementes SA	18,665	25,107
BR Advisory Partners Participacoes SA	14,300	37,202
Bradsaude SA	2,255,340	6,015,343
BrasilAgro - Co. Brasileira de Propriedades Agricolas	85,900	318,464
Braskem SA, Class A, ADR(1)(2)	90,592	154,006
Brava Energia	1,647,485	5,494,213
C&A Modas SA	410,800	655,656
Caixa Seguridade Participacoes SA	252,900	947,359
Camil Alimentos SA	115,300	112,373
Cia Brasileira de Aluminio	771,594	1,664,834
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	202,400	199,605
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	5,365,779	26,077,686
Cia de Saneamento de Minas Gerais Copasa MG	1,384,700	14,719,394
Cia De Saneamento do Parana Sanepar	379,500	2,433,786
Cia De Saneamento do Parana Sanepar, Preference Shares	3,320,000	4,171,184
Cia Energetica de Minas Gerais, ADR	7,376,416	14,900,360
Cia Paranaense de Energia - Copel	1,338,800	3,839,501
Cia Paranaense de Energia - Copel, ADR(1)	234,467	2,689,336
Construtora Tenda SA	426,700	2,708,487
CPFL Energia SA	341,300	2,948,266

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Cristal Pigmentos do Brasil SA, Preference Shares(2)	1,700	$3,051
Cury Construtora e Incorporadora SA	579,500	3,640,363
CVC Brasil Operadora e Agencia de Viagens SA(2)	623,600	222,648
Cyrela Brazil Realty SA Empreendimentos e Participacoes	918,100	4,270,191
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	174,056	763,535
Desktop SA	19,800	71,763
Dexco SA(2)	736,412	740,455
Dexxos Participacoes SA	19,574	27,086
Dimed SA -Distribuidora De Medicamentos	109,900	255,155
Direcional Engenharia SA	390,600	840,519
EcoRodovias Infraestrutura e Logistica SA	1,186,100	1,668,742
Embraer SA, ADR	834,254	59,699,216
Empreendimentos Pague Menos SA	117,492	80,270
Energisa SA	1,440,180	13,349,644
Eneva SA(2)	1,103,400	5,594,140
Engie Brasil Energia SA	486,780	2,768,555
Equatorial SA	1,323,209	9,410,360
Eucatex SA Industria e Comercio, Preference Shares	16,500	66,585
Even Construtora e Incorporadora SA	160,100	132,553
Ez Tec Empreendimentos e Participacoes SA	400,547	922,219
Fleury SA	10,092	38,155
Fras-Le SA	138,537	623,230
Gerdau SA, ADR	6,693,460	30,856,851
GPS Participacoes e Empreendimentos SA	39,644	95,790
Grendene SA	374,800	253,891
Grupo Mateus SA	941,600	845,006
Grupo Multi SA	127,700	46,826
Grupo SBF SA	411,000	655,976
Guararapes Confeccoes SA	156,700	213,205
Hidrovias do Brasil SA(2)	1,155,019	769,039
Iguatemi SA	1,067,894	5,080,253
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	59,500	170,638
Inter & Co., Inc., Class A	877,753	4,748,644
Iochpe Maxion SA	476,000	832,291
Irani Papel e Embalagem SA	172,300	252,055
IRB-Brasil Resseguros SA	388,593	4,245,496
Isa Energia Brasil SA, Preference Shares	1,313,100	6,771,339
Itau Unibanco Holding SA, ADR	7,997,712	60,862,588
Jalles Machado SA	136,621	69,872
JBS NV, BDR	452,400	6,085,492
JBS NV, Class A	268,667	3,610,884
JHSF Participacoes SA	1,518,700	3,144,938
JSL SA	20,800	22,239
Kepler Weber SA	212,100	266,888
Klabin SA	1,664,591	6,013,865
Lavvi Empreendimentos Imobiliarios SA	108,980	213,268
Light SA(2)	274,300	188,988
Localiza Rent a Car SA	323,580	2,198,811
Localiza Rent a Car SA, Preference Shares	12,445	82,453
LOG Commercial Properties e Participacoes SA	128,800	608,510
Log-in Logistica Intermodal SA(2)	35,767	193,277
Lojas Quero-Quero SA(2)	46,600	10,702
Lojas Renner SA	4,827,320	10,164,152

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
M Dias Branco SA	85,600	$287,451
Magazine Luiza SA	681,842	632,950
Mahle Metal Leve SA	155,700	976,290
Marcopolo SA	6,468	5,093
Marcopolo SA, Preference Shares	1,696,112	1,440,282
Marisa Lojas SA(2)	64,363	8,944
MBRF Global Foods Co. SA	2,146,237	7,509,582
Metalurgica Gerdau SA, Preference Shares	1,219,969	2,446,271
Mills Locacao Servicos e Logistica SA	259,800	790,699
Minerva SA	1,031,200	762,223
Motiva Infraestrutura de Mobilidade SA	4,235,000	12,676,680
Moura Dubeux Engenharia SA	148,800	703,573
Movida Participacoes SA	929,978	1,317,374
MRV Engenharia e Participacoes SA(2)	1,147,400	1,217,917
Multiplan Empreendimentos Imobiliarios SA	266,800	1,437,097
NU Holdings Ltd., Class A(2)	241,801	3,518,205
Oceanpact Servicos Maritimos SA	86,900	172,742
Pagseguro Digital Ltd., Class A	928,037	8,370,894
Patria Investments Ltd., Class A	30,251	343,046
PBG SA(2)	107,500	33,195
Petroleo Brasileiro SA - Petrobras, ADR	4,528,142	87,619,548
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares(1)	5,641,457	98,161,352
Petroreconcavo SA	710,900	1,495,462
Porto Seguro SA	294,400	2,802,213
Positivo Tecnologia SA	74,100	47,192
Priner Servicos Industriais SA(2)	13,700	46,614
PRIO SA(2)	2,274,700	27,349,695
Raia Drogasil SA	3,351,104	12,643,723
Raizen SA, Preference Shares(2)	2,702,300	119,950
Randoncorp SA, Preference Shares(2)	545,900	507,809
Rede D'Or Sao Luiz SA	319,743	2,196,187
Romi SA	65,606	72,170
Rumo SA	4,097,700	11,988,909
Sao Martinho SA	682,100	2,610,424
Sendas Distribuidora SA, ADR(1)	260,619	2,096,680
Ser Educacional SA	192,600	462,399
Sigma Lithium Corp.(2)	91,777	1,160,061
Simpar SA	339,845	436,157
SLC Agricola SA	30,555	95,235
Smartfit Escola de Ginastica e Danca SA	629,380	2,052,768
StoneCo Ltd., A Shares	653,881	6,342,646
Suzano SA, ADR(1)	2,272,270	19,814,194
SYN prop e tech SA	61,800	43,414
Taurus Armas SA, Preference Shares	87,010	92,693
Tegma Gestao Logistica SA	38,300	256,785
Telefonica Brasil SA, ADR	244,956	2,826,792
TIM SA, ADR	720,418	12,924,299
TOTVS SA	293,100	2,008,662
Transmissora Alianca de Energia Eletrica SA	436,500	3,308,152
Tres Tentos Agroindustrial SA	135,400	303,122
Trisul SA	115,577	107,289
Tupy SA(2)	189,900	554,870
Ultrapar Participacoes SA, ADR	3,990,022	26,573,547

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Uniao Pet Participacoes SA	835,300	$556,163
Unifique Telecomunicacoes SA	77,300	71,459
Unipar Carbocloro SA, Class B Preference Shares	133,906	1,451,076
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	1,153,200	1,651,387
Vale SA, ADR	8,365,005	126,227,925
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	128,900	429,124
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,892,600	1,103,078
Vibra Energia SA	5,362,672	35,498,963
Vitru Brasil Empreendimentos Participacoes e Comercio SA	45,000	122,193
Vivara Participacoes SA	3,800	16,325
Vulcabras SA	42,740	112,015
WEG SA	1,704,500	16,464,229
Wiz Co.	47,900	74,232
XP, Inc., Class A	1,891,032	34,473,513
YDUQS Participacoes SA	309,000	521,803
Zamp SA(2)	316	213,450
		1,093,443,542
Chile — 0.4%
Aguas Andinas SA, A Shares	2,899,888	994,251
Banco de Chile	48,168,757	9,934,842
Banco de Credito e Inversiones SA	156,715	10,830,164
Banco Itau Chile SA	9,942	235,413
Banco Santander Chile, ADR	528,376	18,361,066
Besalco SA	44,236	58,486
BICECORP SA	164,860	69,418
CAP SA(2)	189,235	1,125,276
Cencosud SA	974,685	2,042,669
Cencosud Shopping SA	172,732	451,572
Cia Cervecerias Unidas SA, ADR	260,629	3,070,210
Cia Sud Americana de Vapores SA	32,349,850	1,663,712
Colbun SA	15,881,473	2,509,849
Embotelladora Andina SA, Class B Preference Shares	1,177,952	5,717,295
Empresa Nacional de Telecomunicaciones SA	776,118	3,226,445
Empresas CMPC SA	1,708,795	1,840,013
Empresas Copec SA	622,574	4,415,844
Enel Americas SA	21,354,092	1,933,315
Enel Chile SA	49,708,962	4,260,783
Engie Energia Chile SA	2,010,270	4,221,582
Falabella SA	1,020,696	6,758,490
Forus SA	124	244
Parque Arauco SA	1,422,411	5,943,667
Plaza SA	1,503,518	6,332,518
Ripley Corp. SA	3,100,504	1,398,554
Salfacorp SA	380,639	508,155
SMU SA	2,266,672	312,073
Sociedad Quimica y Minera de Chile SA, ADR	321,065	25,367,346
Veolia Inversiones Aguas del Gran Santiago Ltda	114,622	111,143
Vina Concha y Toro SA	379,467	369,982
		124,064,377
China — 19.4%
361 Degrees International Ltd.(1)	2,074,000	1,191,098
3SBio, Inc.(2)	12,374,500	25,393,320
AAC Technologies Holdings, Inc.	5,921,500	33,511,071

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Acotec Scientific Holdings Ltd.(2)	1,000	$846
Agile Group Holdings Ltd.(2)	3,840,000	80,605
Agora, Inc., ADR(2)	164,737	690,248
Agricultural Bank of China Ltd., H Shares	54,643,000	44,138,030
Air China Ltd., H Shares(2)	54,000	25,839
AK Medical Holdings Ltd.	1,592,000	1,037,286
Akeso, Inc.(1)(2)	1,235,000	14,147,941
Alibaba Group Holding Ltd., ADR(1)	1,841,902	210,013,666
A-Living Smart City Services Co. Ltd.	3,538,250	784,990
Aluminum Corp. of China Ltd., H Shares	11,936,000	13,025,825
Angang Steel Co. Ltd., H Shares(2)	228,000	34,384
Anhui Conch Cement Co. Ltd., H Shares	5,652,500	12,208,873
Anhui Expressway Co. Ltd., H Shares	850,000	1,709,957
ANTA Sports Products Ltd.	5,148,000	50,881,743
Anton Oilfield Services Group	5,006,000	488,358
Archosaur Games, Inc.(2)	151,000	35,469
Art Group Holdings Ltd.(1)(2)	690,000	283,327
AsiaInfo Technologies Ltd.(1)	9,600	5,236
Atour Lifestyle Holdings Ltd., ADR	130,865	4,577,658
Autohome, Inc., ADR(1)	496,384	10,890,665
Autostreets Development Ltd.(1)(2)	137,400	25,386
BAIC Motor Corp. Ltd., H Shares(1)(2)	5,615,500	580,286
Baidu, Inc., ADR(2)	33,737	3,214,461
Bairong AI, Inc.(1)(2)	399,500	273,563
Bank of China Ltd., H Shares	206,888,000	155,286,343
Bank of Chongqing Co. Ltd., H Shares	1,587,500	1,685,407
Bank of Communications Co. Ltd., H Shares	25,337,000	25,166,345
BBMG Corp., H Shares(1)	915,000	72,323
Beijing Capital International Airport Co. Ltd., H Shares(2)	1,358,000	268,193
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	48,250	50,173
Beijing Enterprises Holdings Ltd.	2,811,000	11,582,663
Beijing Jingneng Clean Energy Co. Ltd., H Shares	7,140,000	1,501,112
Beijing North Star Co. Ltd., H Shares(2)	4,000	357
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	702,000	534,379
BeOne Medicines Ltd., ADR(2)	11,267	4,051,388
Bilibili, Inc., ADR(2)	260	4,202
Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H(2)	17,000	121,803
Blue Moon Group Holdings Ltd.(1)(2)	117,000	55,784
BOC Aviation Ltd.	2,287,400	21,869,654
BOE Varitronix Ltd.	1,526,000	866,873
Bosideng International Holdings Ltd.	33,386,000	18,160,980
Brilliance China Automotive Holdings Ltd.(1)	25,918,000	7,718,981
BYD Co. Ltd., H Shares	3,505,600	38,694,261
BYD Electronic International Co. Ltd.(1)	5,891,000	20,233,089
C&D International Investment Group Ltd.(1)	4,732,376	7,789,025
C&D Property Management Group Co. Ltd.	187,747	61,465
Cathay Group Holdings, Inc.	211,000	18,315
Cathie Wood(2)	8,000	10
Central China Securities Co. Ltd., Class H	1,773,000	399,753
Chaowei Power Holdings Ltd.	168,000	25,741
Cheerwin Group Ltd.	115,000	33,075
Chen Lin Education Group Holdings Ltd.(2)	10,000	1,297
Chervon Holdings Ltd.	215,700	540,952

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Automotive Systems, Inc.(2)	5,187	$28,580
China BlueChemical Ltd., H Shares	9,182,000	2,273,593
China Bohai Bank Co. Ltd., H Shares(2)	1,012,500	109,746
China Chunlai Education Group Co. Ltd.(2)	157,000	20,583
China Cinda Asset Management Co. Ltd., H Shares(1)	19,598,000	2,310,159
China CITIC Bank Corp. Ltd., H Shares	34,952,000	37,221,266
China CITIC Financial Asset Management Co. Ltd., Class H(2)	2,109,000	169,409
China Coal Energy Co. Ltd., H Shares	7,524,000	11,662,053
China Communications Services Corp. Ltd., H Shares	22,574,000	11,118,848
China Conch Venture Holdings Ltd.(1)	9,877,000	9,884,142
China Construction Bank Corp., H Shares	213,960,000	258,641,362
China Datang Corp. Renewable Power Co. Ltd., H Shares	22,882,000	3,208,037
China Daye Non-Ferrous Metals Mining Ltd.(2)	5,986,000	132,276
China Dongxiang Group Co. Ltd.	1,053,000	35,606
China East Education Holdings Ltd.(2)	3,840,500	1,960,627
China Eastern Airlines Corp. Ltd., H Shares(2)	18,000	6,239
China Education Group Holdings Ltd.(1)(2)	5,212,624	1,242,881
China Everbright Bank Co. Ltd., H Shares	6,594,000	2,383,955
China Everbright Environment Group Ltd.	23,704,000	15,224,349
China Everbright Greentech Ltd.	289,000	29,129
China Everbright Ltd.(1)	7,220,000	5,687,283
China Everbright Water Ltd.	138,500	23,363
China Feihe Ltd.(1)	27,924,000	9,991,070
China Foods Ltd.	2,342,000	1,147,037
China Galaxy Securities Co. Ltd., H Shares	16,113,000	16,150,365
China Gas Holdings Ltd.(1)	11,337,600	8,185,274
China General Education Group Ltd.(2)	60,000	18,408
China Glass Holdings Ltd.(1)(2)	622,000	26,504
China Gold International Resources Corp. Ltd.	141,500	4,606,562
China Harmony Auto Holding Ltd.(2)	269,500	21,756
China Hongqiao Group Ltd.	19,761,500	57,323,419
China International Capital Corp. Ltd., H Shares	8,935,600	25,633,647
China Isotope & Radiation Corp.	14,400	30,467
China Kepei Education Group Ltd.	130,000	14,073
China Lesso Group Holdings Ltd.	4,704,000	2,168,634
China Life Insurance Co. Ltd., Class H	26,364,865	101,431,895
China Lilang Ltd.	164,000	65,352
China Longyuan Power Group Corp. Ltd., H Shares(1)	17,616,000	12,194,213
China Medical System Holdings Ltd.	11,754,000	16,815,406
China Meidong Auto Holdings Ltd.(2)	918,000	43,342
China Mengniu Dairy Co. Ltd.	16,783,000	38,726,341
China Merchants Bank Co. Ltd., H Shares	11,491,500	74,508,271
China Merchants Land Ltd.(2)	148,000	4,520
China Merchants Port Holdings Co. Ltd.	12,889,175	26,418,845
China Minsheng Banking Corp. Ltd., H Shares	31,894,000	14,142,228
China Modern Dairy Holdings Ltd.(1)(2)	3,623,000	674,347
China National Building Material Co. Ltd., H Shares(1)	26,256,665	12,033,025
China New Higher Education Group Ltd.(2)	2,693,191	185,321
China Nonferrous Mining Corp. Ltd.(1)	13,071,000	27,480,930
China Oilfield Services Ltd., Class H	5,590,000	5,258,084
China Oriental Group Co. Ltd.	2,016,000	289,132
China Overseas Land & Investment Ltd.	9,017,500	14,365,420
China Pacific Insurance Group Co. Ltd., H Shares	8,552,000	32,904,320

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
China Petroleum & Chemical Corp., Class H	80,190,300	$48,859,003
China Power International Development Ltd.(1)	35,528,000	12,968,177
China Railway Group Ltd., H Shares(1)	30,086,000	13,198,521
China Railway Signal & Communication Corp. Ltd., H Shares(1)	141,000	57,570
China Reinsurance Group Corp., H Shares	302,000	48,107
China Renaissance Holdings Ltd.(2)	202,700	85,131
China Resources Beer Holdings Co. Ltd.	5,545,000	13,638,574
China Resources Beverage Holdings Co. Ltd.	93,000	87,259
China Resources Building Materials Technology Holdings Ltd.(1)	38,162,000	5,056,890
China Resources Gas Group Ltd.	1,267,800	2,761,708
China Resources Land Ltd.	10,569,500	40,417,330
China Resources Medical Holdings Co. Ltd.(1)	4,560,500	1,457,421
China Resources Mixc Lifestyle Services Ltd.	2,607,600	12,975,482
China Resources Pharmaceutical Group Ltd.	3,148,500	1,794,685
China Resources Power Holdings Co. Ltd.(1)	15,348,000	36,667,633
China Risun Group Ltd.(1)	2,321,000	596,172
China Ruyi Holdings Ltd.(1)(2)	6,204,000	1,062,876
China Sanjiang Fine Chemicals Co. Ltd.	724,000	358,310
China Shenhua Energy Co. Ltd., H Shares	9,271,000	54,756,890
China Shineway Pharmaceutical Group Ltd.	978,000	1,033,098
China Southern Airlines Co. Ltd., H Shares(2)	364,000	143,409
China Starch Holdings Ltd.	1,320,000	26,589
China State Construction International Holdings Ltd.(1)	1,254,000	1,338,760
China Suntien Green Energy Corp. Ltd., H Shares(1)	1,196,000	497,427
China Taiping Insurance Holdings Co. Ltd.	11,013,400	29,647,264
China Tobacco International HK Co. Ltd.	44,000	137,814
China Tower Corp. Ltd., H Shares	25,914,500	30,127,246
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	25,674,000	4,480,092
China Travel International Investment Hong Kong Ltd.(1)	5,960,000	876,488
China Vanke Co. Ltd., H Shares(1)(2)	10,435,800	3,191,177
China Water Affairs Group Ltd.(1)	1,768,000	1,005,632
China XLX Fertiliser Ltd.	3,537,000	5,028,379
China Yongda Automobiles Services Holdings Ltd.	6,942,500	742,234
China Youran Dairy Group Ltd.(1)(2)	10,760,000	5,567,332
Chongqing Machinery & Electric Co. Ltd., Class H	1,248,000	298,491
Chongqing Rural Commercial Bank Co. Ltd., H Shares	5,342,000	4,455,641
Chow Tai Fook Jewellery Group Ltd.(1)	7,697,000	12,672,194
CIFI Holdings Group Co. Ltd.(2)	1,064,000	5,137
CIMC Enric Holdings Ltd.	11,486,000	11,145,412
Cirrus Aircraft Ltd.	55,500	338,731
CITIC Ltd.	19,416,000	32,484,593
CITIC Securities Co. Ltd., H Shares	5,648,950	19,679,348
CMGE Technology Group Ltd.(2)	1,064,000	27,164
CMOC Group Ltd., H Shares	9,723,000	20,716,667
COFCO Joycome Foods Ltd.(1)(2)	28,357,000	3,850,846
Concord New Energy Group Ltd.(1)	12,130,000	487,504
Consun Pharmaceutical Group Ltd.	1,007,000	1,738,052
Contemporary Amperex Technology Co. Ltd., Class H(1)	188,400	14,325,800
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	1,052,000	2,230,596
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	11,724,749	25,732,938
COSCO SHIPPING International Hong Kong Co. Ltd.	562,000	468,091
COSCO SHIPPING Ports Ltd.	11,163,640	7,907,440
Country Garden Holdings Co. Ltd.(2)	2,566,000	61,939

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Country Garden Services Holdings Co. Ltd.	14,968,873	$10,532,201
CRRC Corp. Ltd., Class H	2,651,000	1,804,891
CSPC Pharmaceutical Group Ltd.	58,301,760	68,512,700
CSSC Hong Kong Shipping Co. Ltd.(1)	6,694,000	1,955,812
Damai Entertainment Holdings Ltd.(1)(2)	89,820,000	5,651,678
Daqo New Energy Corp., ADR(2)	344,870	4,445,374
Datang International Power Generation Co. Ltd., H Shares	38,000	12,487
Dida, Inc.	142,500	16,182
Digital China Holdings Ltd.(1)	1,170,000	256,429
DingDong Cayman Ltd., ADR(1)(2)	39,226	88,651
Dongyue Group Ltd.	12,874,000	22,778,823
DPC Dash Ltd.(1)(2)	16,500	69,999
Dynagreen Environmental Protection Group Co. Ltd., H Shares	125,000	93,890
East Buy Holding Ltd.(1)(2)	277,000	866,252
Edvantage Group Holdings Ltd.	519,923	30,422
ENN Energy Holdings Ltd.	1,096,300	6,935,801
Essex Bio-technology Ltd.	256,000	74,467
Ever Sunshine Services Group Ltd.	1,308,000	308,468
Evergrande Property Services Group Ltd.(2)	9,802,000	1,435,375
Excellence Commercial Property & Facilities Management Group Ltd.(2)	576,000	37,891
Far East Horizon Ltd.	5,731,000	5,158,986
Fenbi Ltd.(2)	130,000	5,377
FIH Mobile Ltd.	450,100	964,013
FinVolution Group, ADR(1)	1,090,593	4,002,476
First Tractor Co. Ltd., H Shares	548,000	667,023
Flat Glass Group Co. Ltd., H Shares	39,000	32,520
Fosun International Ltd.(2)	11,921,500	8,435,335
Fountain SET Holdings Ltd.	26,000	2,190
Fufeng Group Ltd.	12,993,000	7,891,032
Full Truck Alliance Co. Ltd., ADR	1,599,494	13,547,714
Fuyao Glass Industry Group Co. Ltd., H Shares	1,678,800	11,739,164
Ganfeng Lithium Group Co. Ltd., H Shares	185,080	961,885
Gaotu Techedu, Inc., ADR(2)	58,946	112,587
GCL Technology Holdings Ltd.(1)(2)	85,272,000	7,592,787
GDS Holdings Ltd., Class A(1)(2)	2,959,800	11,835,230
Geely Automobile Holdings Ltd.	32,370,000	72,484,311
Gemdale Properties & Investment Corp. Ltd.(1)(2)	10,770,000	134,964
Genertec Universal Medical Group Co. Ltd.	9,556,500	5,601,576
Genscript Biotech Corp.(2)	6,836,000	29,504,106
GF Securities Co. Ltd., H Shares	3,946,800	9,335,427
Giant Biogene Holding Co. Ltd.(1)	764,000	2,506,622
Goldwind Science & Technology Co. Ltd., H Shares	367,400	445,369
Goodbaby International Holdings Ltd.	2,284,000	263,157
Grand Pharmaceutical Group Ltd.(1)	6,567,500	4,205,280
Great Wall Motor Co. Ltd., H Shares	9,372,000	9,329,648
Greater Bay Area AI Computing Tech Co. Ltd.(1)(2)	2,302,000	3,286,970
Green Tea Group Ltd.	39,600	26,509
Greentown China Holdings Ltd.(1)(2)	10,686,000	8,517,694
Greentown Management Holdings Co. Ltd.(1)	1,852,000	462,595
Guangdong Investment Ltd.	12,308,000	13,886,435
Guangshen Railway Co. Ltd., Class H	2,654,000	827,340
Guangzhou Automobile Group Co. Ltd., H Shares(1)(2)	1,046,000	286,639
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	5,263,200	127,544

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Guotai Haitong Securities Co. Ltd., H Shares	6,657,240	$12,891,321
Gushengtang Holdings Ltd.	82,700	286,619
H World Group Ltd., ADR	648,558	30,689,765
Haidilao International Holding Ltd.(1)	8,141,000	12,161,343
Haier Smart Home Co. Ltd., H Shares	7,683,400	20,968,305
Haitian International Holdings Ltd.	5,691,000	13,100,856
Hangzhou Tigermed Consulting Co. Ltd., H Shares	23,800	124,790
Hansoh Pharmaceutical Group Co. Ltd.	1,406,000	6,316,332
Harbin Electric Co. Ltd., H Shares	5,204,000	11,111,227
Hello Group, Inc., ADR	1,283,325	7,109,621
Hengan International Group Co. Ltd.	5,698,500	16,042,980
Hisense Home Appliances Group Co. Ltd., H Shares	2,738,000	7,405,226
Horizon Robotics(1)(2)	1,292,400	775,192
Hua Hong Grace Semiconductor Ltd.(2)	34,000	531,284
Hua Medicine(2)	954,500	284,299
Huabao International Holdings Ltd.	1,152,000	465,305
Huadian Power International Corp. Ltd., H Shares	132,000	65,894
Huaneng Power International, Inc., H Shares(1)	22,816,000	16,070,332
Huatai Securities Co. Ltd., H Shares	5,695,200	12,811,288
HUTCHMED China Ltd.(2)	74,000	182,684
HUYA, Inc., ADR	109,034	233,333
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	403,600	529,851
iDreamSky Technology Holdings Ltd.(1)(2)	506,000	29,041
Industrial & Commercial Bank of China Ltd., H Shares	148,590,000	143,113,508
Ingdan, Inc.(1)(2)	367,000	192,788
Inkeverse Group Ltd.(2)	3,794,000	391,461
Innovent Biologics, Inc.(2)	4,825,000	63,641,113
Intron Technology Holdings Ltd.	303,000	53,638
J&T Global Express Ltd.(2)	8,465,200	10,477,040
JD Health International, Inc.(2)	2,790,800	12,919,013
JD Logistics, Inc.(2)	11,163,800	15,645,056
JD.com, Inc., ADR	2,314,770	65,369,105
JD.com, Inc., Class A	36,345	513,907
Jia Yao Holdings Ltd.(2)	186,000	482,328
Jiangsu Expressway Co. Ltd., H Shares	1,970,000	2,431,407
Jiangxi Copper Co. Ltd., H Shares	3,739,000	17,760,625
Jiayin Group, Inc., ADR(2)	22,039	44,298
Jinxin Fertility Group Ltd.	18,779,000	5,306,953
Jiumaojiu International Holdings Ltd.	1,689,000	249,544
JNBY Design Ltd.	1,214,500	3,057,503
Joinn Laboratories China Co. Ltd., Class H(1)	63,000	196,428
Ju Teng International Holdings Ltd.(2)	266,000	96,822
Jutal Offshore Oil Services Ltd.	217,000	11,480
Kanzhun Ltd., ADR	768,343	13,338,434
KE Holdings, Inc., ADR	984,286	16,919,876
Kinetic Development Group Ltd.	6,342,000	1,804,372
Kingboard Holdings Ltd.(1)	4,480,500	30,877,340
Kingboard Laminates Holdings Ltd.(1)	5,694,000	33,548,232
Kingdee International Software Group Co. Ltd.(1)(2)	366,000	402,777
Kingsoft Corp. Ltd.	3,174,000	10,031,202
Kuaishou Technology	11,935,100	50,793,807
Kunlun Energy Co. Ltd.	13,054,000	12,886,751
Launch Tech Co. Ltd., Class H	51,500	46,338

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Lee & Man Paper Manufacturing Ltd.	5,492,000	$2,678,293
Lee's Pharmaceutical Holdings Ltd.	682,000	111,789
Legend Biotech Corp., ADR(2)	27,969	581,196
Lenovo Group Ltd.	27,536,000	105,498,728
Leoch International Technology Ltd.(2)	122,000	15,238
Lepu Biopharma Co. Ltd., Class H(1)(2)	486,000	273,547
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	44,000	77,016
Li Auto, Inc., ADR(2)	2,180,609	26,385,369
Li Ning Co. Ltd.	18,797,000	32,588,844
Lianlian DigiTech Co. Ltd., Class H(1)(2)	368,000	169,571
Lifetech Scientific Corp.(2)	8,028,000	1,390,079
Lingbao Gold Group Co. Ltd., Class H(1)	2,431,200	6,839,669
Linklogis, Inc., Class B(1)	4,036,500	1,252,834
Logan Group Co. Ltd.(1)(2)	5,032,000	890,518
Longfor Group Holdings Ltd.(1)	11,055,250	8,841,544
Lonking Holdings Ltd.	6,406,000	2,880,712
Lufax Holding Ltd., ADR(2)	106,609	134,327
Luye Pharma Group Ltd.(1)(2)	16,245,000	4,012,830
Luyuan Group Holding Cayman Ltd.(2)	176,500	289,222
LVGEM China Real Estate Investment Co. Ltd.(2)	1,760,000	44,401
Lygend Resources & Technology Co. Ltd.-H, Class H(1)	136,800	320,808
Maanshan Iron & Steel Co. Ltd., H Shares(2)	720,000	160,123
Maoyan Entertainment(1)	679,367	376,250
Medlive Technology Co. Ltd.	17,000	16,550
Meitu, Inc.(1)(2)	2,445,000	1,473,834
Meituan, Class B(2)	3,677,110	36,786,926
Metallurgical Corp. of China Ltd., H Shares(2)	198,000	34,563
MicroPort NeuroScientific Corp.(1)	522,923	535,678
Midea Group Co. Ltd.(1)	498,200	6,428,370
Midea Real Estate Holding Ltd.(2)	1,709,400	492,785
MINISO Group Holding Ltd., ADR(1)	117,342	1,091,281
Minth Group Ltd.	8,431,300	27,924,779
MMG Ltd.(1)(2)	34,885,600	40,847,865
Mokingran Jewellery Group Co. Ltd., Class H	77,400	275,998
Mount Everest Gold Group Co. Ltd.(2)	102,000	27,241
Nayuki Holdings Ltd.(2)	175,000	14,484
NetDragon Websoft Holdings Ltd.(1)	1,010,000	1,074,252
NetEase, Inc., ADR	1,138,389	138,633,012
New China Life Insurance Co. Ltd., H Shares	5,995,500	35,376,308
New Oriental Education & Technology Group, Inc., ADR	14,353	828,168
Newborn Town, Inc.(1)(2)	8,078,000	9,081,668
Nexteer Automotive Group Ltd.	11,521,000	7,432,613
Nine Dragons Paper Holdings Ltd.(2)	11,633,000	10,107,890
NIO, Inc., ADR(2)	1,151,873	4,872,423
Niu Technologies, ADR(1)(2)	17,805	35,966
Noah Holdings Ltd., ADR	177,769	1,523,480
Nongfu Spring Co. Ltd., H Shares	3,706,200	20,249,681
Onewo, Inc., Class H	631,500	1,537,728
Orient Overseas International Ltd.(1)	1,803,000	36,065,916
PDD Holdings, Inc., ADR(2)	1,634,336	137,284,224
People's Insurance Co. Group of China Ltd., H Shares	32,953,000	23,972,062
Perennial Energy Holdings Ltd.(2)	320,000	32,782
Persistence Gold Group Ltd.(1)	715,000	78,314

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
PetroChina Co. Ltd., Class H	59,332,200	$76,894,212
Pharmaron Beijing Co. Ltd., H Shares(1)	30,675	109,364
PICC Property & Casualty Co. Ltd., H Shares	30,382,000	65,805,735
Ping An Healthcare & Technology Co. Ltd.(1)(2)	123	101
Ping An Insurance Group Co. of China Ltd., H Shares	18,081,282	129,689,020
Poly Property Group Co. Ltd.	14,358,844	2,487,839
Poly Property Services Co. Ltd., Class H	1,079,000	3,811,321
Pop Mart International Group Ltd.(1)	2,443,800	48,508,331
Postal Savings Bank of China Co. Ltd., H Shares	24,464,000	16,518,176
Powerlong Commercial Management Holdings Ltd.(2)	96,000	23,849
Precision Tsugami China Corp. Ltd.	579,500	3,901,911
Q Technology Group Co. Ltd.	1,722,000	1,328,842
Qfin Holdings, Inc., ADR	1,133,823	9,818,907
Radiance Holdings Group Co. Ltd.(1)(2)	1,845,000	268,255
Remegen Co. Ltd., Class H(2)	108,500	1,113,473
REPT BATTERO Energy Co. Ltd., Class H(2)	1,101,200	1,434,040
Sany Heavy Equipment International Holdings Co. Ltd.	3,382,000	3,920,766
Scholar Education Group(2)	344,000	38,953
Seazen Group Ltd.(1)(2)	25,048,000	4,370,545
Shandong Gold Mining Co. Ltd., H Shares	421,500	1,457,508
Shandong Molong Petroleum Machinery Co. Ltd., Class H(2)	76,800	46,422
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,699,600	1,515,363
Shanghai Chicmax Cosmetic Co. Ltd.(1)	134,100	370,106
Shanghai Electric Group Co. Ltd., H Shares	208,000	76,953
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	92,500	188,762
Shanghai Industrial Holdings Ltd.	1,330,000	2,331,215
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	697,600	1,010,903
Shenzhen Expressway Corp. Ltd., H Shares	438,000	373,305
Shenzhen International Holdings Ltd.(1)	14,320,745	9,314,120
Shenzhen Investment Ltd.(1)(2)	5,298,000	455,515
Shenzhou International Group Holdings Ltd.	4,641,500	20,711,778
Shimao Group Holdings Ltd.(2)	245,000	1,776
Shimao Services Holdings Ltd.(2)	1,109,000	51,673
Shoucheng Holdings Ltd.(1)	16,944,800	3,084,127
Shougang Fushan Resources Group Ltd.(1)	20,925,623	8,149,189
Shui On Land Ltd.(1)(2)	21,800,000	1,277,649
Sichuan Expressway Co. Ltd., Class H	540,000	326,036
Sihuan Pharmaceutical Holdings Group Ltd.	446,000	42,562
Simcere Pharmaceutical Group Ltd.	7,228,000	10,209,781
Sino Biopharmaceutical Ltd.	36,257,500	25,138,276
Sino-Ocean Group Holding Ltd.(2)	369,000	2,163
Sinopec Engineering Group Co. Ltd., H Shares	11,898,000	7,713,742
Sinopec Kantons Holdings Ltd.	684,000	324,726
Sinopec Shanghai Petrochemical Co. Ltd., Class H(2)	100,400	14,854
Sinopharm Group Co. Ltd., H Shares	8,801,600	17,343,003
Sinotrans Ltd., H Shares	138,000	85,351
Sinotruk Hong Kong Ltd.	3,730,000	19,096,204
Skyworth Group Ltd.(2)	6,051,087	3,262,148
SOHO China Ltd.(2)	1,023,000	41,728
Sohu.com Ltd., ADR(2)	133,486	1,875,478
South Manganese Investment Ltd.(2)	638,000	31,278
SSY Group Ltd.(1)	9,108,000	3,136,783
Sun Art Retail Group Ltd.(1)	7,317,500	971,128

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Sun King Technology Group Ltd.(1)(2)	2,102,000	$355,989
Sunac Services Holdings Ltd.(1)	13,664,000	1,462,070
Sunny Optical Technology Group Co. Ltd.	2,212,700	19,999,021
Sunpower Group Ltd.(2)	43,600	20,205
Sunshine Insurance Group Co. Ltd.	4,423,000	2,095,777
Sunshine Lake Pharma Co. Ltd.(1)(2)	701,205	3,409,395
SY Holdings Group Ltd.(1)	436,000	360,768
Tanwan, Inc.(1)(2)	108,400	144,279
TCL Electronics Holdings Ltd.	4,087,000	8,701,310
Tencent Holdings Ltd.	8,029,800	461,192,945
Tencent Music Entertainment Group, ADR	1,299,250	10,744,797
Tiangong International Co. Ltd.(1)	8,788,000	3,606,047
Tianli International Holdings Ltd.(1)	6,637,000	931,054
Tianneng Power International Ltd.	11,276,000	6,262,453
Tingyi Cayman Islands Holding Corp.	19,066,000	30,981,994
Tomson Group Ltd.	156,000	42,723
Tong Ren Tang Technologies Co. Ltd., H Shares(1)	801,000	301,656
Tongcheng Travel Holdings Ltd.	8,525,600	13,066,770
Tongda Group Holdings Ltd.(2)	54,900	15,686
Tongdao Liepin Group	248,600	75,743
Tongguan Gold Group Ltd.	896,000	377,330
Topsports International Holdings Ltd.	16,666,000	2,349,839
Towngas Smart Energy Co. Ltd.(1)(2)	1,408,961	554,328
TravelSky Technology Ltd., H Shares	2,429,000	2,695,577
Trip.com Group Ltd., ADR(2)	233,257	10,414,925
Tsaker New Energy Tech Co. Ltd.	123,500	15,345
Tsingtao Brewery Co. Ltd., H Shares	1,900,000	9,858,989
Tuhu Car, Inc.(1)(2)	389,700	595,403
Tuya, Inc., ADR	80,715	151,744
UBTech Robotics Corp. Ltd., Class H(1)(2)	17,200	185,350
Uni-President China Holdings Ltd.(1)	2,198,000	2,080,903
Venus MedTech Hangzhou, Inc., H Shares(2)	36,500	4,656
Vipshop Holdings Ltd., ADR	2,904,260	38,045,806
Viva Biotech Holdings(2)	1,831,000	319,357
Vnet Group, Inc., ADR(1)(2)	426,165	2,582,560
VOYAH Automobile Technology Co. Ltd., Class H(2)	5,115,131	1,701,296
Wanguo Gold Group Ltd.(1)	289,500	561,211
Want Want China Holdings Ltd.	40,429,000	15,837,015
Wasion Holdings Ltd.	90,000	177,884
Weibo Corp., ADR(1)	583,795	3,987,320
Weichai Power Co. Ltd., H Shares	4,275,000	17,269,086
Weilong Delicious Global Holdings Ltd.(1)	3,560,800	3,514,207
West China Cement Ltd.(1)	21,690,000	5,442,057
Wison Engineering Services Co. Ltd.(2)	19,000	1,001
Wuling Motors Holdings Ltd.	800,000	40,231
WuXi AppTec Co. Ltd., H Shares(1)	638,804	15,384,068
Wuxi Biologics Cayman, Inc.(2)	11,007,500	68,269,061
WuXi XDC Cayman, Inc.(1)(2)	137,000	1,217,329
X Financial, ADR(1)	1,275	7,268
XD, Inc.(1)(2)	716,800	3,909,895
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	1,643,500	56,603
Xiaomi Corp., Class B(1)(2)	9,593,400	33,676,703
Xin Point Holdings Ltd.	57,000	27,365

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	370,000	$369,765
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	773,000	198,491
Xinte Energy Co. Ltd., H Shares(1)(2)	3,400,400	1,779,187
Xinyi Energy Holdings Ltd.(1)	6,750,082	680,247
Xinyi Solar Holdings Ltd.(1)	22,581,145	6,486,927
XJ International Holdings Co. Ltd.(2)	9,112,000	170,831
XPeng, Inc., Class A, ADR(1)(2)	31,117	353,489
Xtep International Holdings Ltd.(1)	3,594,515	1,682,146
Xunlei Ltd., ADR(1)(2)	48,650	239,845
Yadea Group Holdings Ltd.	11,169,369	13,333,134
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	120,000	2,537,943
Yankuang Energy Group Co. Ltd., H Shares	10,877,000	19,392,446
Yeahka Ltd.(2)	238,400	136,564
Yidu Tech, Inc.(1)(2)	1,799,900	884,842
Yihai International Holding Ltd.	5,624,000	11,335,054
Yiren Digital Ltd., ADR	7,649	7,725
Yixin Group Ltd.(1)	19,023,000	2,952,446
Youdao, Inc., ADR(1)(2)	21,497	352,336
Yuexiu Property Co. Ltd.(1)	14,943,400	6,201,239
Yuexiu Services Group Ltd.	448,500	108,580
Yuexiu Transport Infrastructure Ltd.	3,152,000	1,397,116
Yum China Holdings, Inc.	782,178	34,892,961
ZCZL Industrial Technology Group Co. Ltd., H Shares	124,400	198,924
Zengame Technology Holding Ltd.	1,086,000	319,728
Zhaojin Mining Industry Co. Ltd., H Shares	7,026,500	20,636,351
Zhejiang Expressway Co. Ltd., H Shares	11,560,400	9,411,531
Zhejiang Leapmotor Technology Co. Ltd.(1)(2)	2,697,300	12,608,869
Zhihu, Inc., ADR(2)	76,228	210,389
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	2,580,900	3,748,164
Zhongsheng Group Holdings Ltd.(2)	2,805,500	1,525,913
Zhongyu Energy Holdings Ltd.(1)	175,000	58,106
Zhou Hei Ya International Holdings Co. Ltd.	3,524,500	569,639
Zhuzhou CRRC Times Electric Co. Ltd., Class H	779,200	3,134,471
Zijin Gold International Co. Ltd.(1)	197,400	3,803,367
Zijin Mining Group Co. Ltd., H Shares	18,002,000	83,941,107
Zonqing Environmental Ltd.(2)	38,000	898
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	608,400	472,251
ZTE Corp., Class H(1)	214,600	649,643
ZTO Express Cayman, Inc., ADR	780,784	16,529,197
Zylox-Tonbridge Medical Technology Co. Ltd.	43,500	118,574
		5,463,009,188
Colombia — 0.2%
Cementos Argos SA	546,045	1,862,912
Corp. Financiera Colombiana SA(2)	24,838	173,329
Ecopetrol SA, ADR	960,353	16,009,085
Grupo Argos SA	820,155	5,138,290
Grupo Cibest SA	60,684	1,599,795
Grupo Cibest SA, ADR	112,176	10,782,357
Grupo de Inversiones Suramericana SA	127,750	2,440,692
Interconexion Electrica SA ESP	504,632	4,466,836
Mineros SA	484,634	2,852,866
		45,326,162

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Czech Republic — 0.2%
CEZ AS	368,760	$24,445,040
Komercni Banka AS	213,441	10,906,921
Moneta Money Bank AS	957,076	8,970,462
		44,322,423
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	11,906,567	31,453,018
Greece — 0.6%
Aegean Airlines SA	178,712	2,526,767
Alpha Bank SA	4,200,833	22,280,104
Athens International Airport SA	102,733	1,248,711
Athens Water Supply & Sewage Co. SA(2)	14,584	215,712
Autohellas Tourist & Trading SA	2,971	40,663
Avax SA	33,746	133,685
Cenergy Holdings SA	20,116	538,113
Eurobank SA	3,112,232	16,508,481
Fourlis Holdings SA	364	1,738
GEK TERNA SA	114,460	6,184,462
Hellenic Telecommunications Organization SA	348,506	7,997,969
HELLENiQ ENERGY Holdings SA	386,065	6,952,889
Holding Co. ADMIE IPTO SA	205,664	1,075,298
Intracom Holdings SA	50,025	175,371
Jumbo SA	153,855	4,636,824
LAMDA Development SA(2)	105,834	782,609
Motor Oil Hellas Corinth Refineries SA	260,359	18,219,368
National Bank of Greece SA	1,202,378	23,498,706
Optima bank SA	367,053	5,189,624
Piraeus Bank SA(2)	3,179,515	37,829,691
Public Power Corp. SA	368,895	10,253,011
Titan SA	87,493	5,544,753
Viohalco SA	53,013	1,060,797
		172,895,346
Hong Kong — 0.0%
Amrita Global Development Ltd.(2)	84,000	107
Brii Biosciences Ltd.(2)	420,000	49,162
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	240,000	31,509
China Rare Earth Holdings Ltd.(2)	604,000	771
China South City Holdings Ltd.(1)(2)	4,046,000	13,808
China Zhongwang Holdings Ltd.(1)(2)	492,912	629
EVA Precision Industrial Holdings Ltd.	304,000	29,999
Fu Shou Yuan International Group Ltd.(1)	13,282,000	3,355,046
Hebei Construction Group Corp. Ltd., H Shares(2)	31,500	924
Homeland Interactive Technology Ltd.(2)	132,000	20,227
Hopson Development Holdings Ltd.(2)	326,624	82,505
Jiayuan International Group Ltd.(1)(2)	2,194,000	2,799
Jinchuan Group International Resources Co. Ltd.(1)	6,422,000	8,193
NH Health(1)(2)	127,500	163
Shanghai Pioneer Holding Ltd.	123,000	35,122
Shinsun Holdings Group Co. Ltd.(2)	641,000	818
		3,631,782
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	868,530	6,976,755
MOL Hungarian Oil & Gas PLC(2)	1,731,826	27,847,301

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
OTP Bank Nyrt	482,784	$69,440,108
Richter Gedeon Nyrt	290,634	12,115,199
		116,379,363
India — 12.3%
360 ONE WAM Ltd.	122,038	1,505,055
3M India Ltd.	1,537	537,774
5Paisa Capital Ltd.(2)	6,149	23,008
63 Moons Technologies Ltd.	93,587	764,219
Aadhar Housing Finance Ltd.(2)	38,474	188,995
Aarti Drugs Ltd.	180,491	780,492
Aarti Industries Ltd.(2)	748,960	4,120,936
Aarti Pharmalabs Ltd.	130,078	1,155,153
Aavas Financiers Ltd.(2)	102,400	1,354,338
ABB India Ltd.	58,692	4,703,890
ACC Ltd.	80,944	1,084,550
Accelya Solutions India Ltd.	2,877	34,043
Acme Solar Holdings Ltd.	1,347,458	5,682,940
Action Construction Equipment Ltd.(2)	150,237	1,749,808
Adani Energy Solutions Ltd.(2)	113,297	1,684,475
Adani Enterprises Ltd.	77,881	2,335,354
Adani Green Energy Ltd.(2)	76,081	969,268
Adani Ports & Special Economic Zone Ltd.	893,435	14,931,324
Adani Power Ltd.(2)	6,631,395	13,779,868
Adani Total Gas Ltd.	73,941	482,100
Aditya Birla Capital Ltd.(2)	451,990	1,940,836
Aditya Birla Fashion & Retail Ltd.(2)	2,828,636	1,545,844
Aditya Birla Lifestyle Brands Ltd.	287,576	261,528
Aditya Birla Real Estate Ltd.	34,021	484,141
Aditya Birla Sun Life Asset Management Co. Ltd.	239,357	2,641,305
Advanced Enzyme Technologies Ltd.	16,916	52,210
Aegis Logistics Ltd.	131,868	1,750,387
Afcons Infrastructure Ltd.	412,846	1,237,439
Affle 3i Ltd.(2)	3,390	56,847
Agarwal Industrial Corp. Ltd.	3,766	18,119
AGI Greenpac Ltd.(2)	79,314	645,451
AGI Infra Ltd.(2)	139,795	418,010
AIA Engineering Ltd.	69,944	3,125,269
Ajanta Pharma Ltd.	164,082	6,204,722
Akums Drugs & Pharmaceuticals Ltd.	62,539	510,078
Alembic Ltd.	146,783	152,032
Alembic Pharmaceuticals Ltd.	58,537	513,234
Alivus Life Sciences Ltd.	125,024	1,844,469
Alkem Laboratories Ltd.	72,953	4,082,288
Alkyl Amines Chemicals	13,989	294,266
Allcargo Global Ltd.(2)	421,343	61,222
Allcargo Logistics Ltd.(2)	421,343	52,774
Allcargo Terminals Ltd.(2)	89,445	24,270
Allied Blenders & Distillers Ltd.	151,453	982,812
Alok Industries Ltd.(2)	539,944	48,131
Amagi Media Labs Ltd.(2)	260,970	1,553,024
Amara Raja Energy & Mobility Ltd.	476,254	4,460,263
Amber Enterprises India Ltd.(2)	39,429	3,153,196
Ambika Cotton Mills Ltd.	1,427	24,560

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Ambuja Cements Ltd.	538,903	$2,267,258
Amrutanjan Health Care Ltd.	2,916	15,610
Anand Rathi Share & Stock Brokers Ltd.	48,939	261,083
Anand Rathi Wealth Ltd.	142,439	3,296,754
Anant Raj Ltd.	440,024	2,785,862
Andhra Paper Ltd.	123,270	78,508
Andhra Sugars Ltd.	39,773	41,539
Angel One Ltd.	3,459,381	10,408,854
Anthem Biosciences Ltd.	75,109	704,176
Antony Waste Handling Cell Ltd.	40,752	163,810
Anup Engineering Ltd.	3,922	73,743
Anupam Rasayan India Ltd.(2)	13,454	178,317
Apar Industries Ltd.(2)	64,369	11,945,151
Apcotex Industries Ltd.	6,865	46,651
APL Apollo Tubes Ltd.(2)	267,684	6,242,191
Apollo Hospitals Enterprise Ltd.	176,079	16,442,589
Apollo Pipes Ltd.	71,773	472,306
Apollo Tyres Ltd.	958,116	4,418,124
Aptech Ltd.	37,688	36,268
Aptus Value Housing Finance India Ltd.	879,377	2,295,438
Archean Chemical Industries Ltd.	241,535	1,230,574
Arisinfra Solutions Ltd.(2)	9,817	14,644
Arkade Developers Ltd.(2)	197,713	255,870
Arman Financial Services Ltd.(2)	6,846	142,320
Arvind Fashions Ltd.	221,719	1,052,664
Arvind Ltd.(2)	975,155	5,684,275
Arvind SmartSpaces Ltd.	6,068	42,342
Asahi India Glass Ltd.	145,256	1,452,578
Ashapura Minechem Ltd.	16,082	95,223
Ashok Leyland Ltd.	9,522,204	17,540,162
Ashoka Buildcon Ltd.(2)	476,028	600,437
Asian Granito India Ltd.(2)	362,351	188,517
Asian Paints Ltd.	420,126	11,677,727
ASK Automotive Ltd.	35,996	249,514
Associated Alcohols & Breweries Ltd.(2)	8,714	64,125
Aster DM Quality Care Ltd.	751,065	5,962,299
Astral Ltd.	50,132	800,735
AstraZeneca Pharma India Ltd.	2,704	197,373
Atul Ltd.	10,516	705,737
AU Small Finance Bank Ltd.	703,337	8,017,077
Aurobindo Pharma Ltd.(2)	828,448	14,924,375
Avadh Sugar & Energy Ltd.	12,662	113,725
Avanti Feeds Ltd.	261,937	2,265,503
Avenue Supermarts Ltd.(2)	74,081	3,031,771
AvenuesAI Ltd.(2)	2,003,909	315,875
Awfis Space Solutions Ltd.(2)	58,370	158,502
AWL Agri Business Ltd.	1,820,288	3,676,850
Axis Bank Ltd., GDR	277,620	18,135,279
Bajaj Auto Ltd.	69,411	8,844,918
Bajaj Consumer Care Ltd.(2)	374,631	1,863,056
Bajaj Electricals Ltd.	87,641	298,824
Bajaj Finance Ltd.	6,199,584	68,737,503
Bajaj Finserv Ltd.	246,100	5,217,149

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Bajaj Healthcare Ltd.	63,102	$221,165
Bajaj Hindusthan Sugar Ltd.(2)	5,654,467	1,333,566
Bajel Projects Ltd.	88,904	180,952
Balaji Amines Ltd.	54,484	1,328,444
Balkrishna Industries Ltd.	146,689	3,509,164
Balmer Lawrie & Co. Ltd.	25,352	46,500
Balrampur Chini Mills Ltd.	423,825	3,086,888
Banco Products India Ltd.	56,818	372,928
Bandhan Bank Ltd.	3,900,770	6,689,255
Bank of Baroda	2,160,550	5,407,507
Bank of Maharashtra	1,475,821	1,269,308
BASF India Ltd.	9,967	396,287
Bata India Ltd.	238,326	1,706,490
Bayer CropScience Ltd.	26,053	1,086,929
Belrise Industries Ltd.(2)	1,221,219	2,978,668
BEML Ltd.	94,064	1,911,193
Berger Paints India Ltd.	60,972	318,152
Best Agrolife Ltd.	192,510	34,709
Bhansali Engineering Polymers Ltd.	129,552	164,692
Bharat Bijlee Ltd.	10,943	271,366
Bharat Electronics Ltd.	9,555,491	41,559,480
Bharat Forge Ltd.	598,367	13,212,378
Bharat Heavy Electricals Ltd.	1,942,923	9,018,718
Bharat Petroleum Corp. Ltd.	4,934,688	16,772,589
Bharat Rasayan Ltd.	6,128	80,297
Bharat Wire Ropes Ltd.(2)	16,593	31,624
Bharti Airtel Ltd.	3,065,168	58,264,480
Biocon Ltd.	262,687	1,135,491
Birla Corp. Ltd.	85,732	784,641
BirlaNu Ltd.	1,459	22,063
Birlasoft Ltd.	227,386	694,410
Bliss Gvs Pharma Ltd.	244,343	1,580,965
BLS International Services Ltd.	340,844	859,665
Blue Dart Express Ltd.(2)	16,131	834,265
Blue Star Ltd.	266,458	4,091,638
Bluspring Enterprises Ltd.(2)	100,075	132,739
Bombay Burmah Trading Co.	83,761	1,321,321
Bombay Dyeing & Manufacturing Co. Ltd.	448,887	537,817
Bosch Ltd.	1,131	594,111
Brigade Enterprises Ltd.	406,680	2,797,629
Brightcom Group Ltd.(2)	2,954,015	279,983
Britannia Industries Ltd.	207,151	11,416,112
BSE Ltd.	729,794	25,112,914
Butterfly Gandhimathi Appliances Ltd.(2)	136	898
Camlin Fine Sciences Ltd.(2)	89,292	96,120
Campus Activewear Ltd.	101,868	241,765
Can Fin Homes Ltd.	487,567	4,069,761
Canara Bank	7,117,637	9,468,635
Canara Robeco Asset Management Co. Ltd.	53,625	145,820
Capacit'e Infraprojects Ltd.(2)	162,254	364,266
Caplin Point Laboratories Ltd.	29,275	773,862
Capri Global Capital Ltd.	351,670	945,978
Carborundum Universal Ltd.	41,096	477,155

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Care Ratings Ltd.	29,543	$536,293
Castrol India Ltd.	1,575,258	3,051,762
CCL Products India Ltd.	17,628	199,694
Ceat Ltd.	159,461	5,719,938
Ceigall India Ltd.(2)	91,617	328,215
Cemindia Projects Ltd.	447,475	5,749,875
Central Depository Services India Ltd.	313,695	4,613,338
Centum Electronics Ltd.	801	28,961
Century Enka Ltd.	6,013	34,467
Century Plyboards India Ltd.	28,840	229,213
CESC Ltd.	1,213,537	1,862,029
CG Power & Industrial Solutions Ltd.	514,401	4,944,681
Chalet Hotels Ltd.	161,812	1,535,046
Chambal Fertilisers & Chemicals Ltd.	824,849	3,542,868
Chemplast Sanmar Ltd.(2)	97,604	180,792
Chennai Petroleum Corp. Ltd.	466,568	6,697,428
Cholamandalam Financial Holdings Ltd.	99,202	1,546,128
Cholamandalam Investment & Finance Co. Ltd.	926,001	18,037,219
CIE Automotive India Ltd.	317,424	1,302,783
Cipla Ltd.	826,073	12,213,274
City Union Bank Ltd.	2,013,454	4,841,066
Clean Science & Technology Ltd.	26,743	230,867
CMS Info Systems Ltd.	520,496	1,330,997
Coal India Ltd.	6,262,223	26,412,886
Cochin Shipyard Ltd.	243,522	3,858,800
Coffee Day Enterprises Ltd.(2)	302,992	93,801
Coforge Ltd.	176,301	3,668,037
Cohance Lifesciences Ltd.(2)	329,310	1,574,268
Colgate-Palmolive India Ltd.	338,571	6,745,034
Computer Age Management Services Ltd.	832,117	6,826,933
Confidence Petroleum India Ltd.	84,023	71,840
Container Corp. of India Ltd.	273,185	1,467,095
Coromandel International Ltd.	336,178	6,727,139
Cosmo First Ltd.	36,082	351,970
Craftsman Automation Ltd.	57,795	6,802,384
CreditAccess Grameen Ltd.(2)	343,309	4,915,914
CRISIL Ltd.	20,552	1,040,223
Crompton Greaves Consumer Electricals Ltd.	1,636,480	4,047,731
CSB Bank Ltd.(2)	232,102	836,147
Cummins India Ltd.	220,438	11,805,764
Cyient DLM Ltd.(2)	26,270	232,097
Cyient Ltd.	289,682	3,568,784
Dabur India Ltd.	596,896	2,387,034
Dalmia Bharat Ltd.	55,659	1,083,920
Dalmia Bharat Refractories Ltd.(2)	424	46
Dalmia Bharat Sugar & Industries Ltd.	20,459	104,016
DAM Capital Advisors Ltd.	51,701	78,733
Datamatics Global Services Ltd.	30,145	247,150
DB Corp. Ltd.	130,929	273,770
DCB Bank Ltd.	1,045,269	2,390,368
DCM Shriram Fine Chemicals Ltd.	5,804	1,640
DCM Shriram Industries Ltd.	25,127	12,763
DCM Shriram International Ltd.	14,930	11,051

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
DCM Shriram Ltd.	96,581	$1,030,954
DCW Ltd.	42,776	20,427
Dcx Systems Ltd.(2)	385,084	699,348
Deccan Cements Ltd.	2,682	16,122
Deep Industries Ltd.	15,976	115,712
Deepak Fertilisers & Petrochemicals Corp. Ltd.	348,679	5,148,436
Deepak Nitrite Ltd.	77,576	1,424,323
Delhivery Ltd.(2)	312,582	1,496,195
Delta Corp. Ltd.	54,099	33,185
DEN Networks Ltd.(2)	238,517	70,757
Devyani International Ltd.(2)	801,687	1,166,868
Dhampur Bio Organics Ltd.	14,248	19,049
Dhampur Sugar Mills Ltd.	112,562	211,753
Dhanuka Agritech Ltd.	32,585	333,965
Digitide Solutions Ltd.(2)	100,075	102,132
Dilip Buildcon Ltd.	128,655	546,762
Dish TV India Ltd.(2)	4,731,105	136,111
Dishman Carbogen Amcis Ltd.(2)	152,040	284,766
Divi's Laboratories Ltd.	59,268	5,888,764
Dixon Technologies India Ltd.	60,954	9,489,197
DLF Ltd.	1,494,830	10,830,601
D-Link India Ltd.	87,959	407,693
Dodla Dairy Ltd.	9,884	112,120
Dolat Algotech Ltd.	29,070	21,979
Dollar Industries Ltd.	16,194	45,724
Dr. Lal PathLabs Ltd.	219,421	4,460,281
Dr. Reddy's Laboratories Ltd., ADR	1,811,312	21,971,215
Dwarikesh Sugar Industries Ltd.	234,218	128,938
Dynacons Systems & Solutions Ltd.	11,677	127,421
E2E Networks Ltd.(2)	20,200	131,344
eClerx Services Ltd.	195,740	4,060,949
Ecos India Mobility & Hospitality Ltd.	19,168	22,919
Edelweiss Financial Services Ltd.	1,983,913	2,648,311
Eicher Motors Ltd.	80,389	6,712,612
EID Parry India Ltd.(2)	390,332	3,274,972
EIH Ltd.	226,143	669,897
Elecon Engineering Co. Ltd.	291,511	1,259,777
Electronics Mart India Ltd.(2)	106,990	202,645
Electrosteel Castings Ltd.	1,194,529	1,045,484
Elgi Equipments Ltd.	217,083	1,428,483
Emami Ltd.	575,345	2,198,744
Embassy Developments Ltd.(2)	1,664,082	1,083,355
Emcure Pharmaceuticals Ltd.(2)	40,224	782,795
Emmvee Photovoltaic Power Ltd.(2)	289,458	975,928
Endurance Technologies Ltd.	83,328	2,511,558
Engineers India Ltd.	2,432,118	6,677,693
Entero Healthcare Solutions Ltd.(2)	6,786	128,992
Entertainment Network India Ltd.	5,881	6,298
Enviro Infra Engineers Ltd.(2)	96,638	199,595
Epack Durable Ltd.(2)	245,570	482,365
Epigral Ltd.	44,540	562,479
EPL Ltd.	645,197	1,773,300
Equitas Small Finance Bank Ltd.(2)	2,105,097	1,631,966

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Eris Lifesciences Ltd.	64,291	$875,536
Escorts Kubota Ltd.	32,530	1,022,447
Ester Industries Ltd.	21,161	20,392
Eternal Ltd.(2)	1,234,315	4,246,541
Eveready Industries India Ltd.	144,726	501,090
Everest Industries Ltd.	9,022	40,855
Everest Kanto Cylinder Ltd.(2)	89,938	101,354
Excel Industries Ltd.(2)	2,396	26,302
Exide Industries Ltd.	2,445,194	11,295,862
FDC Ltd.	60,573	214,558
Fedbank Financial Services Ltd.(2)	138,355	228,191
Federal Bank Ltd.	5,727,129	21,425,181
Federal-Mogul Goetze India Ltd.(2)	21,614	141,871
FIEM Industries Ltd.	70,165	1,498,194
Filatex India Ltd.	1,533,599	1,209,300
Fine Organic Industries Ltd.	23,519	1,304,767
Fineotex Chemical Ltd.	132,850	70,824
Fino Payments Bank Ltd.(2)	10,017	14,649
Finolex Cables Ltd.	172,597	2,257,762
Finolex Industries Ltd.	856,862	1,418,285
Five-Star Business Finance Ltd.	632,552	3,549,529
Force Motors Ltd.	23,906	4,391,110
Fortis Healthcare Ltd.	478,694	4,559,238
Fractal Analytics Ltd.(2)	32,539	290,800
FSN E-Commerce Ventures Ltd.(2)	656,108	2,404,150
Fusion Finance Ltd.(2)	54,033	113,498
G R Infraprojects Ltd.	28,647	263,542
Gabriel India Ltd.	233,113	3,521,190
GAIL India Ltd.	4,839,033	9,011,311
Galaxy Surfactants Ltd.	4,170	98,770
Ganesha Ecosphere Ltd.	25,922	277,824
Garden Reach Shipbuilders & Engineers Ltd.	67,937	1,828,059
Garware Hi-Tech Films Ltd.	3,500	262,180
Garware Technical Fibres Ltd.	2,946	25,152
Gateway Distriparks Ltd.	261,246	147,425
GE Vernova T&D India Ltd.	201,060	9,381,314
General Insurance Corp. of India	46,922	174,705
Genesys International Corp. Ltd.(2)	88,969	212,072
Geojit Financial Services Ltd.	278,250	243,221
GHCL Ltd.	264,045	1,213,788
GHCL Textiles Ltd.	160,202	226,421
GIC Housing Finance Ltd.	50,686	74,048
Gillette India Ltd.	18,764	1,442,867
Gland Pharma Ltd.	65,717	1,992,998
GlaxoSmithKline Pharmaceuticals Ltd.	76,602	2,452,351
Glenmark Pharmaceuticals Ltd.	491,324	12,795,509
Global Health Ltd.	122,509	1,902,634
Globus Spirits Ltd.(2)	37,505	360,973
GM Breweries Ltd.	58,750	540,600
GMM Pfaudler Ltd.	85,448	934,892
GMR Airports Ltd.(2)	1,683,398	1,653,483
GNA Axles Ltd.	153,438	869,914
Go Fashion India Ltd.(2)	206,340	709,472

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Godawari Power & Ispat Ltd.	2,325,082	$5,943,767
Godrej Agrovet Ltd.	202,969	1,310,354
Godrej Consumer Products Ltd.	520,022	4,918,154
Godrej Properties Ltd.	218,272	4,610,587
Gokaldas Exports Ltd.(2)	165,113	1,350,406
Gokul Agro Resources Ltd.(2)	553,892	1,417,779
Goodluck India Ltd.	26,475	128,902
Goodyear India Ltd.	1,471	11,455
Gopal Snacks Ltd.	7,846	22,633
GPT Healthcare Ltd.	39,189	62,925
Granules India Ltd.	881,591	7,667,514
Graphite India Ltd.	298,712	2,202,047
Grasim Industries Ltd.	238,437	8,432,443
Great Eastern Shipping Co. Ltd.	612,204	8,362,117
Greaves Cotton Ltd.	144,611	300,081
Greenpanel Industries Ltd.	123,529	202,919
Greenply Industries Ltd.	67,865	206,645
Grindwell Norton Ltd.	22,042	468,336
GSPL Transmission Ltd.(2)	254,673	396,533
Gujarat Alkalies & Chemicals Ltd.	28,265	207,782
Gujarat Ambuja Exports Ltd.	670,100	1,244,264
Gujarat Energy Ltd.	612,569	1,591,741
Gujarat Fluorochemicals Ltd.	8,720	429,145
Gujarat Industries Power Co. Ltd.	194,745	407,337
Gujarat Mineral Development Corp. Ltd.	359,507	2,124,687
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	386,149	2,327,607
Gujarat Pipavav Port Ltd.	2,220,896	3,905,750
Gujarat State Fertilizers & Chemicals Ltd.	1,428,796	2,370,486
Gulf Oil Lubricants India Ltd.	69,446	817,465
Happy Forgings Ltd.	5,441	137,621
Harsha Engineers Ltd.	12,934	61,912
Hathway Cable & Datacom Ltd.(2)	1,797,465	200,647
Havells India Ltd.	470,861	6,147,797
HBL Engineering Ltd.	133,190	918,255
HCL Technologies Ltd.	2,300,509	31,631,590
HDFC Asset Management Co. Ltd.	271,000	7,450,218
HDFC Bank Ltd.	16,372,905	121,634,275
HDFC Life Insurance Co. Ltd.	456,978	2,604,867
HealthCare Global Enterprises Ltd.(2)	95,911	738,665
HEG Ltd.	208,606	1,595,028
HeidelbergCement India Ltd.	131,607	217,511
Heritage Foods Ltd.	348,485	1,321,662
Hero MotoCorp Ltd.	387,986	22,179,014
Hexaware Technologies Ltd.	160,763	935,291
HFCL Ltd.	2,896,715	7,571,285
HG Infra Engineering Ltd.	49,779	256,023
Hikal Ltd.	167,148	353,183
Himadri Speciality Chemical Ltd., ADR	323,545	2,236,498
Himatsingka Seide Ltd.	189,875	138,223
Hindalco Industries Ltd.	5,335,197	56,872,257
Hinduja Global Solutions Ltd.(2)	6,189	26,013
Hindustan Aeronautics Ltd.	171,281	8,633,849
Hindustan Construction Co. Ltd.(2)	899,790	224,672

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Hindustan Copper Ltd.	790,667	$4,356,190
Hindustan Oil Exploration Co. Ltd.(2)	361,844	615,842
Hindustan Petroleum Corp. Ltd.	4,440,259	17,030,537
Hindustan Unilever Ltd.	593,766	12,258,168
Hindware Home Innovation Ltd.(2)	53,383	104,639
Hitachi Energy India Ltd.	18,043	6,393,853
HI-Tech Pipes Ltd.	165,959	137,357
Home First Finance Co. India Ltd.	68,920	842,112
Housing & Urban Development Corp. Ltd.	202,810	387,099
Hubtown Ltd.(2)	225,425	431,162
Huhtamaki India Ltd.	34,953	96,388
Hyundai Motor India Ltd.	248,981	5,767,151
I G Petrochemicals Ltd.	7,893	44,289
ICICI Bank Ltd.	628,319	9,570,949
ICICI Bank Ltd., ADR	4,611,460	140,003,926
ICICI Lombard General Insurance Co. Ltd.	132,921	2,185,797
ICICI Prudential Life Insurance Co. Ltd.	108,937	591,019
IDFC First Bank Ltd.	11,770,450	10,616,109
IFB Industries Ltd.(2)	7,464	104,260
IFCI Ltd.(2)	1,962,908	1,845,261
IIFL Capital Services Ltd.	820,647	2,902,751
IIFL Finance Ltd.	1,512,122	10,257,462
Indegene Ltd.	107,456	689,859
India Cements Ltd.(2)	180,733	702,875
India Glycols Ltd.	120,616	1,452,742
India Pesticides Ltd.	37,916	54,443
India Shelter Finance Corp. Ltd.	53,223	363,159
Indiabulls Ltd.(2)	2,140,534	589,464
IndiaMart InterMesh Ltd.	102,905	1,895,004
Indian Bank	359,154	3,383,668
Indian Energy Exchange Ltd.	2,266,279	2,865,906
Indian Hotels Co. Ltd.	1,014,313	7,856,872
Indian Hume Pipe Co. Ltd.	14,892	59,524
Indian Metals & Ferro Alloys Ltd.	33,125	457,921
Indian Oil Corp. Ltd.	4,127,345	6,025,234
Indian Overseas Bank(2)	35,971	12,253
Indian Railway Catering & Tourism Corp. Ltd.	249,867	1,261,758
Indian Renewable Energy Development Agency Ltd.	2,211,985	2,702,540
Indigo Paints Ltd.(2)	5,332	64,412
IndiGrid Infrastructure Trust	914,142	1,686,365
Indo Count Industries Ltd.	258,498	1,271,540
Indo Tech Transformers Ltd.(2)	749	29,070
Indoco Remedies Ltd.	15,023	38,427
IndoStar Capital Finance Ltd.(2)	34,560	90,369
Indraprastha Gas Ltd.	2,175,882	3,436,777
Indraprastha Medical Corp. Ltd.	213,873	814,704
Ind-Swift Laboratories Ltd.(2)	46,231	177,027
Indus Towers Ltd.	6,269,523	25,579,536
IndusInd Bank Ltd.	1,777,894	18,954,225
Info Edge India Ltd.	638,664	8,795,795
Infosys Ltd., ADR(1)	6,212,315	74,920,519
Ingersoll Rand India Ltd.	1,291	65,731
Inox Green Energy Services Ltd.(2)	75,290	131,803

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
INOX India Ltd.	65,465	$1,466,373
Inox Renewable Solutions Ltd.(2)	9,185	198
Insecticides India Ltd.	3,039	19,498
Intellect Design Arena Ltd.	180,415	1,288,695
InterGlobe Aviation Ltd.(2)	196,103	10,755,179
Inventurus Knowledge Solutions Ltd.(2)	9,583	174,479
IOL Chemicals & Pharmaceuticals Ltd.	868,996	1,766,506
ION Exchange India Ltd.	81,844	312,254
Ipca Laboratories Ltd.	116,423	2,414,081
IRB Infrastructure Developers Ltd.	10,759,466	2,185,337
IRCON International Ltd.	1,211,327	1,515,280
ISGEC Heavy Engineering Ltd.	43,407	360,192
ITC Hotels Ltd.	1,378,731	2,315,062
J Kumar Infraprojects Ltd.	89,364	459,624
Jagran Prakashan Ltd.	44,477	28,522
Jai Balaji Industries Ltd.(2)	748,040	566,073
Jai Corp. Ltd.	112,864	116,667
Jain Irrigation Systems Ltd.(2)	478,966	142,040
Jaiprakash Power Ventures Ltd.(2)	22,737,218	3,921,289
Jammu & Kashmir Bank Ltd.(2)	3,641,361	5,637,620
Jamna Auto Industries Ltd.	1,760,426	2,243,862
Jana Small Finance Bank Ltd.(2)	185,787	1,047,703
Jay Bharat Maruti Ltd.	18,175	23,805
Jayaswal NECO Industries Ltd.(2)	364,209	375,606
JBM Auto Ltd.(2)	188,454	1,235,834
Jeena Sikho Lifecare Ltd.	113,199	607,331
Jindal Drilling & Industries Ltd.(2)	6,849	44,663
Jindal Poly Films Ltd.	9,031	59,805
Jindal Saw Ltd.	945,045	3,068,574
Jindal Stainless Ltd.	756,900	5,576,516
Jindal Steel Ltd.	767,195	9,601,673
Jio Financial Services Ltd.	3,634,832	9,204,101
JK Cement Ltd.	99,482	5,357,418
JK Lakshmi Cement Ltd.	325,669	1,815,271
JK Paper Ltd.	534,351	2,222,073
JK Tyre & Industries Ltd.	390,317	1,553,843
JM Financial Ltd.	2,120,063	2,843,719
JSW Energy Ltd.	797,214	4,351,590
JSW Steel Ltd.	510,243	6,996,577
JTEKT India Ltd.	75,766	99,247
Jubilant Foodworks Ltd.	494,012	2,574,596
Jubilant Ingrevia Ltd.	163,322	1,157,783
Jubilant Pharmova Ltd.	166,177	1,538,861
Jupiter Life Line Hospitals Ltd.	61,373	190,666
Just Dial Ltd.(2)	75,954	566,124
Jyothy Labs Ltd.	95,635	204,092
Jyoti Structures Ltd.(2)	356,639	37,400
Kajaria Ceramics Ltd.	299,354	3,910,104
Kalpataru Projects International Ltd.	243,548	3,579,876
Kalyan Jewellers India Ltd.	774,534	4,880,199
Kalyani Steels Ltd.	17,306	165,169
Kamdhenu Ltd.	85,780	32,903
Kansai Nerolac Paints Ltd.	36,073	72,968

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Karnataka Bank Ltd.	1,199,211	$4,214,742
Karur Vysya Bank Ltd.	2,713,541	9,899,956
Kaveri Seed Co. Ltd.	116,957	939,091
KCP Ltd.	184,233	322,793
KEC International Ltd.	441,481	1,928,887
KEI Industries Ltd.	53,954	3,249,976
Kellton Tech Solutions Ltd.(2)	106,695	15,737
Kennametal India Ltd.	3,609	166,835
Kfin Technologies Ltd.	153,670	1,563,721
Kiri Industries Ltd.(2)	65,827	366,640
Kirloskar Brothers Ltd.	88,451	1,764,885
Kirloskar Ferrous Industries Ltd.	65,501	310,940
Kirloskar Oil Engines Ltd.	339,618	7,480,721
Kirloskar Pneumatic Co. Ltd.	62,690	469,968
Kitex Garments Ltd.	59,043	78,626
KNR Constructions Ltd.	317,493	403,702
Kolte-Patil Developers Ltd.(2)	28,083	131,745
Kopran Ltd.	44,402	101,543
Kotak Mahindra Bank Ltd.	11,074,903	48,703,249
KPI Green Energy Ltd.	220,957	705,956
KPIT Technologies Ltd.	263,301	1,616,278
KPR Mill Ltd.	354,380	4,378,566
KRBL Ltd.	507,909	2,251,076
Krishana Phoschem Ltd.	64,215	128,640
Krishna Institute of Medical Sciences Ltd.(2)	495,512	3,930,139
KRN Heat Exchanger & Refrigeration Ltd.(2)	25,865	421,017
Kwality Wall's India Ltd.(2)	5,585,812	2,657,503
L&T Finance Ltd.	3,699,121	12,451,655
L&T Technology Services Ltd.	5,165	195,537
LA Opala RG Ltd.	18,529	33,757
Landmark Cars Ltd.	93,867	509,636
Larsen & Toubro Ltd.	1,617,784	68,585,047
Laurus Labs Ltd.	507,068	10,190,747
Laxmi Organic Industries Ltd.	292,354	510,668
Lemon Tree Hotels Ltd.(2)	345,168	384,824
LG Balakrishnan & Bros Ltd.	53,853	956,287
LIC Housing Finance Ltd.	1,380,738	7,801,034
Lincoln Pharmaceuticals Ltd.	19,446	123,938
Linde India Ltd.	5,307	355,571
Lloyds Metals & Energy Ltd.	55,641	1,047,292
Lodha Developers Ltd.	157,867	1,985,473
LT Foods Ltd.	331,147	1,552,080
LTM Ltd.	85,674	4,077,998
Lumax Auto Technologies Ltd.	28,976	632,620
Lupin Ltd.	629,256	14,456,506
LUX Industries Ltd.	4,862	61,724
Mahanagar Gas Ltd.	378,678	4,251,068
Maharashtra Scooters Ltd.	5,232	750,869
Maharashtra Seamless Ltd.(2)	170,396	1,185,845
Mahindra & Mahindra Financial Services Ltd.	2,066,156	8,086,569
Mahindra & Mahindra Ltd.	1,932,422	66,577,328
Mahindra Lifespace Developers Ltd.	19,763	75,905
Mahindra Logistics Ltd.	116,150	476,920

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Maithan Alloys Ltd.	8,659	$88,762
Man Industries India Ltd.(2)	116,544	919,936
Man Infraconstruction Ltd.	221,461	284,817
Manali Petrochemicals Ltd.	80,005	68,633
Manappuram Finance Ltd.	2,578,098	9,196,852
Mangalam Cement Ltd.	26,875	302,163
Mankind Pharma Ltd.(2)	86,578	2,197,604
Marathon Nextgen Realty Ltd.	3,991	17,292
Marico Ltd.	728,429	6,268,654
Marksans Pharma Ltd.	525,601	1,773,562
Maruti Suzuki India Ltd.	273,307	38,887,265
MAS Financial Services Ltd.	47,929	153,275
Max Financial Services Ltd.(2)	604,908	9,979,900
Max Healthcare Institute Ltd.	460,837	5,040,513
Mayur Uniquoters Ltd.	8,685	68,361
Mazagon Dock Shipbuilders Ltd.	29,754	774,071
Medi Assist Healthcare Services Ltd.(2)	18,308	63,313
Medplus Health Services Ltd.(2)	222,984	1,574,075
Meghmani Organics Ltd.(2)	270,888	181,621
Metropolis Healthcare Ltd.	105,466	644,358
Minda Corp. Ltd.	346,461	2,591,816
Mirza International Ltd.(2)	31,525	10,477
Mishra Dhatu Nigam Ltd.	22,478	97,643
MM Forgings Ltd.	13,741	93,755
MOIL Ltd.	125,353	325,672
Mold-Tek Packaging Ltd.	8,242	61,422
Morepen Laboratories Ltd.(2)	951,399	1,069,914
Motherson Sumi Wiring India Ltd.	6,907,511	2,668,959
Motilal Oswal Financial Services Ltd.	520,721	5,695,573
Mphasis Ltd.	273,711	6,966,483
MPS Ltd.(2)	6,265	176,456
MRF Ltd.	8,002	11,229,775
Mrs Bectors Food Specialities Ltd.	127,075	302,436
MSTC Ltd.	146,972	1,158,038
Multi Commodity Exchange of India Ltd.	359,686	12,832,103
Muthoot Finance Ltd.	312,363	9,755,721
Muthoot Microfin Ltd.(2)	159,912	341,980
Narayana Hrudayalaya Ltd.	237,484	4,755,307
Natco Pharma Ltd.	655,512	5,788,630
National Aluminium Co. Ltd.	2,650,820	10,618,957
National Fertilizers Ltd.	272,519	201,186
National Securities Depository Ltd.	33,871	288,630
Nava Ltd.	681,936	4,064,684
Navin Fluorine International Ltd.	100,346	9,133,356
Navneet Education Ltd.	41,109	58,083
NBCC India Ltd.	3,827,300	3,457,902
NCC Ltd.	2,903,147	4,518,515
NCL Industries Ltd.	7,144	13,031
NDR Auto Components Ltd.	6,526	50,370
NELCO Ltd.	54,194	541,357
Nephrocare Health Services Ltd.(2)	50,565	362,472
NESCO Ltd.	77,025	841,361
Nestle India Ltd.	642,349	10,090,481

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Network18 Media & Investments Ltd.(2)	2,914,366	$832,747
Neuland Laboratories Ltd.	21,913	5,294,004
Newgen Software Technologies Ltd.	73,352	406,653
NHPC Ltd.	7,849,976	6,319,374
NIIT Learning Systems Ltd.	51,614	122,928
NIIT Ltd.	47,453	50,451
Nilkamal Ltd.	800	16,852
Nippon Life India Asset Management Ltd.	538,306	6,617,145
Nitin Spinners Ltd.(2)	50,429	331,738
NLC India Ltd.	2,052,855	5,760,438
NMDC Ltd.	10,513,185	9,725,913
NMDC Steel Ltd.(2)	1,597,502	774,087
NOCIL Ltd.	194,561	349,825
Northern Arc Capital Ltd.(2)	573,425	1,874,933
NRB Bearings Ltd.	73,783	366,805
NTPC Ltd.	13,254,896	45,542,140
Nuvama Wealth Management Ltd.	380,282	6,998,980
Nuvoco Vistas Corp. Ltd.(2)	165,947	555,173
Oberoi Realty Ltd.	247,712	4,853,299
Oil & Natural Gas Corp. Ltd.	8,508,090	20,709,723
Oil India Ltd.	2,080,419	10,558,693
Ola Electric Mobility Ltd.(2)	385,830	166,627
One 97 Communications Ltd.(2)	289,697	5,216,531
Onesource Specialty Pharma Ltd.(2)	96,404	1,536,880
OnMobile Global Ltd.(2)	15,331	8,117
Oracle Financial Services Software Ltd.	75,047	9,873,814
Orchid Pharma Ltd.(2)	4,097	41,761
Orient Cement Ltd.	180,679	245,589
Orient Electric Ltd.	144,629	272,866
Orient Green Power Co. Ltd.(2)	1,766,617	170,412
Orient Paper & Industries Ltd.(2)	159,394	28,187
Oriental Hotels Ltd.	53,853	78,517
Orissa Minerals Development Co. Ltd.(2)	4,795	217,077
Page Industries Ltd.	18,480	6,943,886
Paisalo Digital Ltd.	2,767,630	1,953,625
Panama Petrochem Ltd.	34,083	168,603
Paradeep Phosphates Ltd.(2)	2,589,461	4,344,001
Parag Milk Foods Ltd.	113,340	302,447
Paramount Communications Ltd.(2)	257,308	176,293
Park Medi World Ltd.(2)	317,640	954,884
Patel Engineering Ltd.(2)	1,117,696	328,536
PB Fintech Ltd.(2)	198,383	3,904,035
PC Jeweller Ltd.(2)	10,827,481	1,247,922
PCBL Chemical Ltd.	578,080	1,922,317
PDS Ltd.	42,282	163,295
Pearl Global Industries Ltd.	34,557	892,855
Peninsula Land Ltd.(2)	41,680	7,061
Pennar Industries Ltd.(2)	287,690	501,225
Persistent Systems Ltd.	131,746	7,723,560
Petronet LNG Ltd.	2,574,744	8,114,125
Phoenix Mills Ltd.	206,551	4,116,783
PI Industries Ltd.	107,999	2,687,087
Pidilite Industries Ltd.	213,682	3,785,171

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Piramal Finance Ltd.	266,085	$6,422,388
Piramal Pharma Ltd.(2)	1,136,142	2,555,295
Pitti Engineering Ltd.	15,456	179,352
PIX Transmissions Ltd.	7,912	150,959
PNB Gilts Ltd.	22,203	17,937
PNB Housing Finance Ltd.	782,950	9,436,251
PNC Infratech Ltd.	636,679	1,256,874
Pokarna Ltd.	17,832	159,838
Poly Medicure Ltd.	2,282	42,139
Polycab India Ltd.	9,862	977,383
Polyplex Corp. Ltd.	40,083	497,471
Pondy Oxides & Chemicals Ltd.	186,055	966,643
Poonawalla Fincorp Ltd.(2)	220,947	1,075,138
Power Finance Corp. Ltd.	3,772,920	13,306,348
Power Grid Corp. of India Ltd.	11,708,159	32,401,313
Power Mech Projects Ltd.	23,002	607,774
Praj Industries Ltd.	384,098	1,386,791
Prakash Industries Ltd.	330,186	441,256
Precision Camshafts Ltd.	69,597	91,528
Precision Wires India Ltd.	263,765	1,398,837
Premier Energies Ltd.	141,093	1,534,301
Premier Explosives Ltd.	167,743	1,165,852
Prestige Estates Projects Ltd.	357,324	6,118,928
Pricol Ltd.	388,712	3,278,114
Prince Pipes & Fittings Ltd.	47,087	145,292
Prism Johnson Ltd.(2)	109,118	127,391
Privi Speciality Chemicals Ltd.	40,290	1,469,284
Protean eGov Technologies Ltd.	30,308	165,592
Prudent Corporate Advisory Services Ltd.	12,556	484,016
PSP Projects Ltd.(2)	19,060	175,339
PTC India Ltd.	1,282,142	2,029,944
Pudumjee Paper Products Ltd.	16,351	16,338
Punjab National Bank	4,426,220	5,300,948
Puravankara Ltd.(2)	62,659	140,050
PVR Inox Ltd.(2)	154,338	1,956,361
Quess Corp. Ltd.	128,626	515,052
Radico Khaitan Ltd.	106,295	5,003,157
Railtel Corp. of India Ltd.	761,322	2,200,776
Rain Industries Ltd.	3,155	6,463
Rainbow Children's Medicare Ltd.	150,352	2,231,169
Rajesh Exports Ltd.(2)	79,079	62,881
Rallis India Ltd.	230,526	501,391
Ram Ratna Wires Ltd.	22,272	131,781
Ramco Cements Ltd.	334,654	3,090,253
Ramco Industries Ltd.	7,096	24,427
Ramco Systems Ltd.(2)	105,745	638,173
Ramkrishna Forgings Ltd.	219,081	1,709,705
Ramky Infrastructure Ltd.(2)	35,318	130,177
Rane Holdings Ltd.	4,535	74,666
Rashi Peripherals Ltd.	31,708	271,382
Rashtriya Chemicals & Fertilizers Ltd.	538,338	641,178
Rategain Travel Technologies Ltd.(2)	11,668	114,788
Ratnamani Metals & Tubes Ltd.	3,535	98,364

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
RattanIndia Enterprises Ltd.(2)	518,178	$163,115
RattanIndia Power Ltd.(2)	9,689,378	762,616
Raymond Lifestyle Ltd.	68,322	474,867
Raymond Ltd.(2)	242,072	1,604,254
Raymond Realty Ltd.	80,534	449,233
RBL Bank Ltd.	2,007,423	8,009,518
REC Ltd.	6,176,131	20,943,647
Redington Ltd.	1,460,714	5,487,977
Redtape Ltd.	126,100	164,223
Refex Industries Ltd.	21,643	64,139
Relaxo Footwears Ltd.(2)	184,299	691,544
Reliance Industrial Infrastructure Ltd.	1,798	14,178
Reliance Industries Ltd., GDR	2,314,619	120,979,131
Reliance Infrastructure Ltd.(2)	861,103	536,811
Reliance Power Ltd.(2)	13,182,515	3,052,264
Religare Enterprises Ltd.(2)	543,031	1,382,120
Repco Home Finance Ltd.	143,633	547,264
Restaurant Brands Asia Ltd.(2)	78,538	80,911
Rico Auto Industries Ltd.	722,601	982,810
RITES Ltd.	603,449	1,382,180
Rolex Rings Ltd.(2)	653,076	1,236,911
Rossari Biotech Ltd.	7,085	36,073
Route Mobile Ltd.	11,612	60,890
RPG Life Sciences Ltd.	11,775	324,673
RR Kabel Ltd.	81,737	2,511,321
RSWM Ltd.(2)	8,000	16,661
Rupa & Co. Ltd.(2)	27,670	42,854
Sagar Cements Ltd.(2)	9,772	16,372
SAMHI Hotels Ltd.(2)	680,298	1,114,382
Sammaan Capital Ltd.(2)	2,705,397	4,153,089
Samvardhana Motherson International Ltd.	10,267,370	18,374,602
Sandhar Technologies Ltd.	114,832	786,811
Sandur Manganese & Iron Ores Ltd.	88,333	187,430
Sanghvi Movers Ltd.	228,778	1,097,726
Sanofi Consumer Healthcare India Ltd.	1,413	61,394
Sanofi India Ltd.	20,339	666,874
Sansera Engineering Ltd.	108,429	4,568,496
Sapphire Foods India Ltd.(2)	509,647	1,253,165
Sarda Energy & Minerals Ltd.	346,463	1,813,721
Saregama India Ltd.	331,516	1,669,479
Sarveshwar Foods Ltd.(2)	252,368	8,893
Satia Industries Ltd.	20,542	12,267
Satin Creditcare Network Ltd.(2)	227,677	535,269
SBFC Finance Ltd.(2)	2,354,314	2,441,662
SBI Cards & Payment Services Ltd.	386,953	2,617,337
SBI Life Insurance Co. Ltd.	161,456	2,948,974
Schaeffler India Ltd.	12,595	531,003
Schneider Electric Infrastructure Ltd.(2)	53,339	681,493
SEAMEC Ltd.	10,328	181,441
Senores Pharmaceuticals Ltd.(2)	68,854	1,035,849
Seshasayee Paper & Boards Ltd.	3,954	9,518
SG Finserve Ltd.(2)	75,667	546,800
SG Mart Ltd.(2)	41,739	351,741

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
SH Kelkar & Co. Ltd.	52,208	$82,992
Shankara Building Products Ltd.(2)	4,974	7,634
Shankara Buildpro Ltd.	9,023	118,646
Shanthi Gears Ltd.	4,400	24,272
Sharda Cropchem Ltd.	90,258	725,610
Sharda Motor Industries Ltd.(2)	3,650	33,825
Share India Securities Ltd.	287,671	521,562
Sheela Foam Ltd.	11,335	76,255
Shilpa Medicare Ltd.	141,602	1,411,527
Shipping Corp. of India Land & Assets Ltd.	153,814	64,037
Shipping Corp. of India Ltd.	867,862	2,636,496
Shivalik Bimetal Controls Ltd.	33,392	374,633
Shoppers Stop Ltd.(2)	25,790	103,943
Shree Cement Ltd.	12,395	3,017,301
Shree Renuka Sugars Ltd.(2)	142,059	37,130
Shriram Finance Ltd.	5,269,646	61,323,697
Shriram Properties Ltd.(2)	310,380	250,737
Shyam Metalics & Energy Ltd.	231,307	2,653,988
Siemens Energy India Ltd.	49,974	1,692,978
Siemens Ltd.	58,078	2,454,430
Siyaram Silk Mills Ltd.	38,741	229,137
Siyaram Silk Mills Ltd., Preference Shares(2)	116,223	12,211
Siyaram Silk Mills Ltd., Preference Shares(2)	154,964	16,281
SJS Enterprises Ltd.	96,013	2,506,988
SJVN Ltd.	650,840	441,930
SKF India Industrial Ltd.	13,009	407,378
SKF India Ltd.	31,686	517,796
Skipper Ltd.	23,810	135,146
SKM EGG Products Export Ltd.(2)	222,180	625,081
SMC Global Securities Ltd.	73,986	61,550
SML Mahindra Ltd.	17,104	916,513
Sobha Ltd.	112,608	1,484,769
Solar Industries India Ltd.	32,748	6,913,240
Solara Active Pharma Sciences Ltd.(2)	22,689	150,749
Som Distilleries & Breweries Ltd.(2)	23,985	18,286
Somany Ceramics Ltd.	5,124	29,960
Sonata Software Ltd.	263,256	805,997
South Indian Bank Ltd.	8,013,191	3,836,689
Southern Petrochemical Industries Corp. Ltd.	265,816	188,794
Spandana Sphoorty Financial Ltd.(2)	28,524	72,121
Spandana Sphoorty Financial Ltd.(2)	6,957	17,524
SPML Infra Ltd.(2)	48,994	93,260
SPR Auto Technologies Ltd.	61,419	2,976,331
SRF Ltd.	130,322	3,500,650
Star Cement Ltd.	185,469	359,622
Star Health & Allied Insurance Co. Ltd.(2)	113,062	673,577
State Bank of India, GDR	312,282	34,190,657
Steel Strips Wheels Ltd.	406,917	1,303,407
Sterling & Wilson Renewable(2)	330,380	655,590
Sterling Tools Ltd.	16,717	38,118
Sterlite Technologies Ltd.(2)	128,000	981,034
STL Networks Ltd.(2)	54,881	16,215
Stove Kraft Ltd.	65,492	584,534

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Strides Pharma Science Ltd.	351,546	$3,785,266
Stylam Industries Ltd.(2)	1,462	53,208
Sudarshan Chemical Industries Ltd.	60,026	798,619
Sula Vineyards Ltd.	11,016	17,020
Sumitomo Chemical India Ltd.	29,259	158,923
Sun Pharmaceutical Industries Ltd.	1,526,231	31,781,322
Sun TV Network Ltd.	509,319	2,491,870
Sundaram Finance Ltd.	35,874	1,709,932
Sundram Fasteners Ltd.	79,667	1,007,453
Sunflag Iron & Steel Co. Ltd.	118,767	423,846
Sunteck Realty Ltd.	111,516	354,372
Suprajit Engineering Ltd.	43,089	228,061
Supreme Industries Ltd.	144,184	5,384,698
Supreme Petrochem Ltd.	106,071	812,105
Supriya Lifescience Ltd.	147,987	1,240,569
Suraj Estate Developers Ltd.(2)	11,855	23,762
Surya Roshni Ltd.	353,137	814,056
Suryoday Small Finance Bank Ltd.	27,928	45,344
Suzlon Energy Ltd.(2)	6,686,604	3,332,495
Swan Corp. Ltd.	176,097	541,434
Swaraj Engines Ltd.	10,660	399,342
Swiggy Ltd.(2)	190,905	564,257
Symphony Ltd.	10,291	63,337
Syngene International Ltd.	615,220	2,589,204
TAJGVK Hotels & Resorts Ltd.	32,836	115,705
Tamil Nadu Newsprint & Papers Ltd.	88,833	131,311
Tamilnad Mercantile Bank Ltd.	83,696	819,420
Tamilnadu Petroproducts Ltd.	58,751	74,401
Tanla Platforms Ltd.	313,760	1,743,543
TARC Ltd.(2)	108,216	134,414
Tata Chemicals Ltd.	352,647	2,379,659
Tata Communications Ltd.	354,449	6,409,041
Tata Consultancy Services Ltd.	1,422,573	35,785,737
Tata Consumer Products Ltd.	349,335	3,803,112
Tata Elxsi Ltd.	75,330	2,827,845
Tata Investment Corp. Ltd.	306,152	2,062,672
Tata Motors Ltd./new	5,470,436	27,010,910
Tata Motors Passenger Vehicles Ltd.	6,039,825	19,575,193
Tata Power Co. Ltd.	5,006,349	18,228,603
Tata Steel Ltd.	27,201,661	52,574,541
Tata Technologies Ltd.	459,306	4,004,478
Tata Teleservices Maharashtra Ltd.(2)	194,570	78,733
Tatva Chintan Pharma Chem Pvt Ltd.	2,764	47,150
Tbo Tek Ltd.(2)	10,838	198,331
TCI Express Ltd.	4,850	27,877
TCPL Packaging Ltd.	796	32,670
TeamLease Services Ltd.(2)	1,180	15,901
Tech Mahindra Ltd.	1,522,721	25,992,119
Techno Electric & Engineering Co. Ltd.	96,606	994,467
Technocraft Industries India Ltd.	3,091	106,420
Tejas Networks Ltd.(2)	107,246	629,746
Tenneco Clean Air India Ltd.(2)	203,669	1,129,956
Texmaco Rail & Engineering Ltd.	81,517	93,208

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Thanga Mayil Jewellery Ltd.	31,408	$1,783,698
Thermax Ltd.	53,832	2,204,766
Thirumalai Chemicals Ltd.(2)	70,649	118,614
Thomas Cook India Ltd.	353,062	399,494
Thyrocare Technologies Ltd.	254,627	1,618,144
Tilaknagar Industries Ltd.	127,249	749,183
Time Technoplast Ltd.	400,788	786,944
Timken India Ltd.	4,310	142,460
Tips Music Ltd.	142,058	959,611
Titagarh Rail System Ltd.	181,755	1,560,017
Titan Co. Ltd.	120,921	6,469,667
Torrent Pharmaceuticals Ltd.	331,288	17,634,208
Torrent Power Ltd.	216,244	2,757,110
Tourism Finance Corp. of India Ltd.	1,398,612	2,052,338
Transformers & Rectifiers India Ltd.(2)	788,458	2,591,825
TransIndia Real Estate Ltd.(2)	89,445	25,263
Transport Corp. of India Ltd.	23,739	216,373
Transrail Lighting Ltd.	114,910	527,599
Trent Ltd.	235,679	7,119,005
Trident Ltd.	5,104,643	1,293,420
Triveni Engineering & Industries Ltd.	264,075	819,485
Triveni Power Transmission Ltd.(2)	48,794	277,289
Triveni Turbine Ltd.	62,270	377,955
TSF Investments Ltd.	67,148	282,700
TTK Prestige Ltd.	16,590	101,786
Tube Investments of India Ltd.	53,678	1,565,374
TV Today Network Ltd.	12,283	14,723
TVS Holdings Ltd.	819	113,808
TVS Motor Co. Ltd.	63,093	2,872,294
TVS Motor Co. Ltd., Preference Shares(2)	252,372	27,977
TVS Srichakra Ltd.	2,893	167,707
TVS Supply Chain Solutions Ltd.(2)	160,811	214,340
Uflex Ltd.	143,136	974,515
Ugar Sugar Works Ltd.	65,144	38,040
Ugro Capital Ltd.(2)	7,102	6,488
Ujjivan Small Finance Bank Ltd.(2)	5,279,413	3,827,137
UltraTech Cement Ltd.	46,833	5,624,564
Unichem Laboratories Ltd.(2)	39,069	228,265
Union Bank of India Ltd.	3,999,378	7,911,106
Uniparts India Ltd.	66,487	623,276
United Foodbrands Ltd.(2)	80,953	617,562
United Spirits Ltd.	503,900	7,882,678
Universal Cables Ltd.	16,041	277,384
UNO Minda Ltd.	244,571	3,274,814
UPL Ltd.	936,869	5,526,844
Usha Martin Ltd.	142,194	744,274
UTI Asset Management Co. Ltd.	178,999	1,634,821
Utkarsh Small Finance Bank Ltd.(2)	505,786	79,900
Uttam Sugar Mills Ltd.	10,632	34,798
V2 Retail Ltd.(2)	496,027	1,158,332
VA Tech Wabag Ltd.	60,955	1,264,299
Vadilal Industries Ltd.	10,031	808,401
Vaibhav Global Ltd.	66,139	151,912

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Valiant Organics Ltd.(2)	6,994	$21,343
Valor Estate Ltd.(2)	511,394	556,643
Vardhman Textiles Ltd.	466,651	2,801,299
Varroc Engineering Ltd.	182,089	1,647,952
Varun Beverages Ltd.	1,748,237	7,343,213
Vascon Engineers Ltd.(2)	98,939	31,532
Vedant Fashions Ltd.(2)	126,158	722,189
Vedanta Aluminium Metal Ltd.	1,722,155	7,873,355
Vedanta Iron & Steel Ltd.(2)	2,768,571	1,071,287
Vedanta Ltd.	3,079,522	8,995,168
Vedanta Oil & Gas Ltd.(2)	1,722,155	700,397
Vedanta Power Ltd.(2)	6,812,263	2,517,885
Veedol Corp. Ltd.	4,634	71,655
Venky's India Ltd.(2)	10,508	187,837
Venus Remedies Ltd.	27,791	486,626
Vesuvius India Ltd.	6,530	27,952
V-Guard Industries Ltd.	58,780	213,602
Vidhi Specialty Food Ingredients Ltd.	7,127	26,576
Vijaya Diagnostic Centre Ltd.(2)	133,865	2,132,880
Vikram Solar Ltd.(2)	407,879	721,777
Vimta Labs Ltd.	117,653	793,913
Vinati Organics Ltd.	6,529	91,135
Vindhya Telelinks Ltd.	9,459	251,727
VIP Industries Ltd.(2)	125,867	404,707
Visaka Industries Ltd.	23,235	21,584
Vishal Mega Mart Ltd.(2)	1,408,694	1,633,693
Vishnu Chemicals Ltd.	23,662	161,857
Viyash Scientific Ltd.(2)	4,729	13,096
VL E-Governance & IT Solutions Ltd.(2)	41,514	4,519
V-Mart Retail Ltd.	135,697	1,207,583
Vodafone Idea Ltd.(2)	21,294,540	3,199,902
Voltamp Transformers Ltd.	14,722	1,684,404
Voltas Ltd.	54,865	687,644
VRL Logistics Ltd.	109,722	349,116
VST Tillers Tractors Ltd.	1,038	47,488
WAAREE Energies Ltd.	235,567	6,438,510
Waaree Renewable Technologies Ltd.(2)	69,295	634,283
Websol Energy System Ltd.(2)	968,957	777,031
Welspun Corp. Ltd.	517,701	12,985,996
Welspun Enterprises Ltd.	247,396	1,778,791
Welspun Living Ltd.	1,161,766	2,388,538
West Coast Paper Mills Ltd.	85,819	550,982
Westlife Foodworld Ltd.	49,980	299,939
Wework India Management Ltd.(2)	124,954	898,067
Wheels India Ltd.	75,314	1,223,682
Whirlpool of India Ltd.	38,868	327,678
Windlas Biotech Ltd.	15,384	160,624
Wipro Ltd., ADR(1)	4,242,150	7,847,977
Wockhardt Ltd.(2)	121,005	2,393,502
Wonderla Holidays Ltd.	27,577	155,520
Yes Bank Ltd.(2)	45,996,985	11,013,886
Zee Entertainment Enterprises Ltd.(2)	5,053,814	4,960,227
Zee Media Corp. Ltd.(2)	1,067,957	96,899

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Zen Technologies Ltd.	3,428	$63,967
Zensar Technologies Ltd.	187,425	905,095
ZF Commercial Vehicle Control Systems India Ltd.	48,484	1,291,029
Zuari Industries Ltd.	6,969	19,862
Zydus Lifesciences Ltd.	742,098	9,046,030
		3,472,436,475
Indonesia — 0.8%
ABM Investama Tbk. PT	768,100	117,957
Adaro Andalan Indonesia PT	12,675,165	7,744,881
Adhi Karya Persero Tbk. PT(2)	3,613,756	27,131
Adi Sarana Armada Tbk. PT	488,400	17,495
AKR Corporindo Tbk. PT	20,983,600	1,723,204
Alam Sutera Realty Tbk. PT	486,000	3,427
Alamtri Minerals Indonesia Tbk. PT	5,535,200	546,108
Alamtri Resources Indonesia Tbk. PT	61,784,500	9,899,167
Amman Mineral Internasional PT(2)	7,990,300	1,950,454
ANTAM Persero Tbk. PT	48,072,100	8,400,947
Aspirasi Hidup Indonesia Tbk. PT	11,259,400	226,144
Astra Agro Lestari Tbk. PT	563,300	256,016
Astra International Tbk. PT	45,487,400	12,315,039
Astra Otoparts Tbk. PT	892,000	172,858
Bank BTPN Syariah Tbk. PT	2,893,700	160,859
Bank Central Asia Tbk. PT	57,974,300	21,163,349
Bank KB Indonesia Tbk. PT(2)	298,397	926
Bank Mandiri Persero Tbk. PT	95,432,500	22,771,943
Bank Negara Indonesia Persero Tbk. PT	36,282,400	7,897,875
Bank Neo Commerce Tbk. PT(2)	9,781,200	140,081
Bank Pan Indonesia Tbk. PT	1,152,900	57,890
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,221,674	54,467
Bank Pembangunan Daerah Jawa Timur Tbk. PT	862,000	25,537
Bank Rakyat Indonesia Persero Tbk. PT	102,256,018	18,755,685
Bank Syariah Indonesia Persero Tbk. PT	174,291	17,453
Bank Tabungan Negara Persero Tbk. PT(2)	91,804,783	6,418,911
Barito Pacific Tbk. PT	15,081,012	1,516,547
BFI Finance Indonesia Tbk. PT	10,757,100	564,272
Blue Bird Tbk. PT	370,500	34,106
Buana Lintas Lautan Tbk. PT(2)	4,340,500	108,966
Bukalapak.com Tbk. PT(2)	55,705,300	329,918
Bukit Asam Persero Tbk. PT	41,544,700	6,004,117
Buma Internasional Grup Tbk. PT(2)	7,656,700	101,980
Bumi Resources Minerals Tbk. PT(2)	59,890,700	2,531,860
Bumi Resources Tbk. PT(2)	78,899,300	853,059
Bumi Serpong Damai Tbk. PT(2)	4,091,200	150,027
Chandra Asri Pacific Tbk. PT	2,249,200	248,669
Charoen Pokphand Indonesia Tbk. PT	22,489,200	3,783,993
Ciputra Development Tbk. PT	110,558,700	3,992,736
Clipan Finance Indonesia Tbk. PT	1,709,200	33,962
Dayamitra Telekomunikasi PT	11,338,700	299,441
Dharma Polimetal Tbk. PT	843,000	48,714
Dharma Satya Nusantara Tbk. PT	17,507,100	1,580,913
Eagle High Plantations Tbk. PT(2)	8,720,500	53,116
Elang Mahkota Teknologi Tbk. PT	7,253,200	210,546
Elnusa Tbk. PT	11,365,300	461,474

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Energi Mega Persada Tbk. PT(2)	111,784,700	$8,260,258
Erajaya Swasembada Tbk. PT	18,148,100	505,747
ESSA Industries Indonesia Tbk. PT	12,012,100	440,163
Gajah Tunggal Tbk. PT	1,939,900	152,591
Global Mediacom Tbk. PT(2)	8,524,100	54,339
Hanson International Tbk. PT(2)	1,531,500	1
Hartadinata Abadi PT	387,300	48,209
Harum Energy Tbk. PT(2)	1,718,200	89,647
Hexindo Adiperkasa Tbk. PT	15,800	4,005
Indah Kiat Pulp & Paper Tbk. PT	14,132,200	7,010,984
Indika Energy Tbk. PT	729,800	113,913
Indo Tambangraya Megah Tbk. PT	4,570,700	6,721,662
Indocement Tunggal Prakarsa Tbk. PT	1,028,700	320,556
Indofood CBP Sukses Makmur Tbk. PT	614,300	263,446
Indofood Sukses Makmur Tbk. PT	1,936,300	819,619
Indomobil Sukses Internasional Tbk. PT	740,800	36,719
Indosat Tbk. PT	2,058,400	290,070
Industri dan Perdagangan Bintraco Dharma Tbk. PT(2)	1,829,900	11,262
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	4,324,330	85,938
Integra Indocabinet Tbk. PT(2)	481,500	5,593
Japfa Comfeed Indonesia Tbk. PT	36,979,100	4,591,297
Jasa Marga Persero Tbk. PT	2,861,000	477,748
Kalbe Farma Tbk. PT	55,971,300	2,476,828
Kawasan Industri Jababeka Tbk. PT	42,427,200	516,528
Kino Indonesia Tbk. PT	52,400	3,951
Lippo Karawaci Tbk. PT(2)	5,989,600	20,940
Map Aktif Adiperkasa PT	5,400,000	219,414
MDS Retailing Tbk. PT	1,428,100	129,006
Medco Energi Internasional Tbk. PT	93,568,520	7,413,562
Media Nusantara Citra Tbk. PT(2)	6,628,900	74,785
Medikaloka Hermina Tbk. PT	27,500	1,001
Merdeka Battery Materials Tbk. PT(2)	3,875,400	120,074
Merdeka Copper Gold Tbk. PT	7,381,458	1,223,074
Mitra Pinasthika Mustika Tbk. PT	2,191,600	125,556
MNC Tourism Indonesia Tbk. PT(2)	6,806,300	24,958
Pabrik Kertas Tjiwi Kimia Tbk. PT	9,229,000	4,160,745
Pakuwon Jati Tbk. PT	16,441,000	259,776
Panin Financial Tbk. PT(2)	8,246,600	104,155
Perusahaan Gas Negara Persero Tbk. PT	76,631,900	6,614,341
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	6,187,400	518,610
Petrosea Tbk. PT(2)	51,000	14,564
PP Persero Tbk. PT(2)	3,881,100	43,143
PT TIMAH Persero Tbk	6,997,200	1,591,941
Puradelta Lestari Tbk. PT	976,100	11,451
Raharja Energi Cepu PT	511,300	121,258
Ramayana Lestari Sentosa Tbk. PT	547,700	11,872
Rukun Raharja Tbk. PT	2,055,600	92,796
Salim Ivomas Pratama Tbk. PT	183,800	6,431
Samator Indo Gas Tbk. PT	536,000	90,436
Samudera Indonesia Tbk. PT	3,623,000	65,401
Sarana Menara Nusantara Tbk. PT	124,037,300	3,176,428
Sariguna Primatirta Tbk. PT	1,504,600	34,651
Sawit Sumbermas Sarana Tbk. PT	734,600	38,345

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Semen Indonesia Persero Tbk. PT	22,403,318	$1,870,175
Sentul City Tbk. PT(2)	570,400	2,379
Siloam International Hospitals Tbk. PT(2)	9,600	1,170
Sri Rejeki Isman Tbk. PT(2)	918,200	1
Sumber Alfaria Trijaya Tbk. PT	55,025,800	4,143,896
Sumber Tani Agung Resources Tbk. PT	5,467,700	371,916
Summarecon Agung Tbk. PT	9,461,678	167,654
Surya Citra Media Tbk. PT	10,393,300	117,141
Surya Semesta Internusa Tbk. PT	4,344,000	475,210
Telkom Indonesia Persero Tbk. PT, ADR	1,139,935	16,620,252
Temas Tbk. PT	4,752,000	37,540
Tempo Scan Pacific Tbk. PT	259,300	40,085
Tower Bersama Infrastructure Tbk. PT	4,596,400	380,054
Triputra Agro Persada PT	3,525,200	416,007
Tunas Baru Lampung Tbk. PT	339,100	11,958
Unilever Indonesia Tbk. PT	6,397,100	633,523
United Tractors Tbk. PT	6,319,000	8,637,142
Vale Indonesia Tbk. PT	2,212,227	653,918
Waskita Karya Persero Tbk. PT(2)	3,601,745	2
Wijaya Karya Persero Tbk. PT(2)	2,888,700	2
Wintermar Offshore Marine Tbk. PT	891,070	27,660
XLSMART Telecom Sejahtera Tbk. PT	7,438,638	1,182,568
		239,174,261
Kuwait — 0.3%
A'ayan Leasing & Investment Co. KSCP	2,780,325	2,545,617
A'ayan Real Estate Co. SAK	2,040,339	1,260,381
Agility Public Warehousing Co. KSCC	784,168	388,247
Al Ahli Bank of Kuwait KSCP	652,748	637,807
Al Mazaya Holding Co. KSCP(2)	736,010	186,168
Al-Enma'a Real Estate Co. KSCP	2,196,783	853,276
Ali Alghanim Sons Automotive Co. KSCC	186,706	561,891
Arzan Financial Group for Financing & Investment KPSC	119,410	123,638
Beyout Holding Co. KPSC	49,156	53,765
Boubyan Bank KSCP	390,970	839,898
Boubyan Petrochemicals Co. KSCP	45,078	106,399
Boursa Kuwait Securities Co. KPSC	40,944	389,499
Burgan Bank SAK	1,148,192	694,578
Combined Group Contracting Co. SAK	6,155	18,142
Commercial Real Estate Co. KSC	3,099,565	1,876,019
First Investment Co. KSCP(2)	2,808,989	1,217,492
Gulf Bank KSCP	1,085,071	1,246,420
Gulf Cables & Electrical Industries Group Co. KSCP	15,796	87,881
Heavy Engineering & Ship Building Co. KSCP	74,651	152,461
Humansoft Holding Co. KSC	59,176	447,903
KAMCO Investment Co. KSC	989,911	653,511
Kuwait Finance House KSCP	11,088,435	27,624,270
Kuwait Financial Centre SAK	133,450	62,183
Kuwait International Bank KSCP	938,626	765,120
Kuwait Telecommunications Co.	972,068	1,915,418
Mabanee Co. KPSC	678,958	2,146,615
Mezzan Holding Co. KSCC	182,556	684,334
Mobile Telecommunications Co. KSCP	3,634,414	7,113,066
National Bank of Kuwait SAKP	7,166,319	20,261,457

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
National Industries Co. KSC	32,943	$29,536
National Industries Group Holding SAK	1,766,795	1,366,321
National Investments Co. KSCP	1,240,782	1,104,099
National Real Estate Co. KPSC(2)	3,159,718	1,401,248
Noor Financial Investment Co. KSC	196,777	318,318
Oula Fuel Marketing Co.	220,372	239,605
Rasiyat Holding Co.	47,544	109,248
Salhia Real Estate Co. KSCP	3,291,027	4,006,117
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	363,622	164,690
Sokouk Holding Co. KSCP(2)	984,118	251,275
United Real Estate Co. SAKP(2)	2,304,874	1,953,474
Warba Bank KSCP	2,863,754	2,566,257
		88,423,644
Malaysia — 1.0%
7-Eleven Malaysia Holdings Bhd., Class B	21,600	10,728
Aeon Co. M Bhd.(1)	2,442,900	618,036
AEON Credit Service M Bhd.	18,700	26,083
AFFIN Bank Bhd.(1)	1,059,378	539,104
Alliance Bank Malaysia Bhd.	2,860,435	3,493,285
Allianz Malaysia Bhd.	5,700	30,983
AMMB Holdings Bhd.(1)	5,283,300	9,046,025
Ancom Nylex Bhd.	714,071	156,886
Ann Joo Resources Bhd.(2)	129,125	17,304
Astro Malaysia Holdings Bhd.(2)	96,000	1,428
Axiata Group Bhd.	8,598,400	3,882,609
Bank Islam Malaysia Bhd.(1)	1,358,400	708,060
Berjaya Corp. Bhd.(1)(2)	7,748,938	481,239
Berjaya Food Bhd.(2)	468,236	19,759
Berjaya Property Bhd.(2)	2,900	180
Bermaz Auto Bhd.	1,428,200	324,201
Bumi Armada Bhd.(1)	8,108,700	688,184
Bursa Malaysia Bhd.(1)	828,000	1,773,915
Cahya Mata Sarawak Bhd.(1)	3,001,500	740,269
Capital A Bhd.(2)	11,800	992
Carlsberg Brewery Malaysia Bhd.	116,000	413,573
CCK Consolidated Holdings Bhd.	81,900	18,812
CELCOMDIGI Bhd.(1)	3,494,900	2,445,459
Chin Hin Group Bhd.(2)	164,800	85,448
Chin Hin Group Property Bhd.	247,900	61,533
CIMB Group Holdings Bhd.	15,790,898	31,185,106
CSC Steel Holdings Bhd.	75,000	23,444
CTOS Digital Bhd.	171,300	28,045
Cypark Resources Bhd.(1)(2)	956,100	164,638
D&O Green Technologies Bhd.(2)	25,900	2,534
Dagang NeXchange Bhd.(2)	7,990,800	960,331
Dayang Enterprise Holdings Bhd.(1)	1,762,520	623,312
Dialog Group Bhd.(1)	1,444,300	703,832
DRB-Hicom Bhd.	844,200	200,015
Dufu Technology Corp. Bhd.(1)	389,200	258,565
Duopharma Biotech Bhd.	10,630	3,376
DXN Holdings Bhd.	157,600	17,985
Eastern & Oriental Bhd.(1)	1,449,600	276,390
Eco World Development Group Bhd.	1,429,400	715,307

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
EG Industries Bhd.(1)	992,800	$480,544
Ekovest Bhd.(2)	6,537,500	292,278
Engtex Group Bhd.	257,000	27,435
Ewi Capital Bhd.(2)	194,300	8,900
Farm Fresh Bhd.	2,514,400	1,272,885
Formosa Prosonic Industries Bhd.	28,500	8,129
Fraser & Neave Holdings Bhd.	191,900	1,213,581
Frontken Corp. Bhd.(1)	1,270,950	1,603,666
Gamuda Bhd.(1)	6,131,932	6,861,012
Gas Malaysia Bhd.	317,900	393,930
Genting Bhd.(1)	5,103,200	2,608,161
Genting Malaysia Bhd.	4,247,300	1,792,146
Genting Plantations Bhd.	105,000	150,376
Globetronics Technology Bhd.(1)(2)	102,800	6,613
Greatech Technology Bhd.(1)(2)	408,200	261,993
Guan Chong Bhd.	1,869,700	648,847
HAP Seng Consolidated Bhd.	65,700	44,325
Hap Seng Plantations Holdings Bhd.	58,900	36,312
Hartalega Holdings Bhd.(1)	6,590,300	1,594,474
Heineken Malaysia Bhd.(1)	235,000	934,246
Hengyuan Refining Co. Bhd.(2)	422,200	205,938
Hextar Global Bhd.(1)	1,039,951	206,684
Hiap Teck Venture Bhd.	2,832,000	182,947
Hibiscus Petroleum Bhd.(1)	2,011,360	1,030,067
Hong Leong Bank Bhd.	881,100	5,138,867
Hong Leong Capital Bhd.	24,300	19,547
Hong Leong Financial Group Bhd.	88,200	415,941
Hup Seng Industries Bhd.	493,800	112,776
IHH Healthcare Bhd.(1)	1,585,600	3,246,025
IJM Corp. Bhd.(1)	4,025,000	2,814,856
Inari Amertron Bhd.(1)	273,100	172,655
Innoprise Plantations Bhd.	67,500	35,383
Insas Bhd.	117,400	26,657
IOI Corp. Bhd.	1,377,100	1,600,332
IOI Properties Group Bhd.	5,842,100	5,870,003
Iskandar Waterfront City Bhd.(2)	1,956,200	106,403
ITMAX SYSTEM Bhd.(1)	529,300	571,107
Jaya Tiasa Holdings Bhd.	2,439,700	666,649
Johor Plantations Group Bhd.	6,750,500	3,219,217
Kelington Group Bhd.(1)	1,447,300	3,296,961
Kerjaya Prospek Group Bhd.	502,200	368,794
Kinergy Advancement Bhd.(2)	2,266,800	230,676
Kossan Rubber Industries Bhd.	3,340,900	912,127
KPJ Healthcare Bhd.(1)	5,143,700	3,448,764
KSL Holdings Bhd.(1)	1,265,768	903,015
Kuala Lumpur Kepong Bhd.(1)	708,005	3,864,469
Kumpulan Perangsang Selangor Bhd.	6,000	818
LBS Bina Group Bhd.	704,800	69,808
Leong Hup International Bhd.	3,569,700	690,986
Lotte Chemical Titan Holding Bhd.(1)(2)	712,000	57,574
Mah Sing Group Bhd.	6,489,300	1,896,267
Malakoff Corp. Bhd.(1)	5,845,200	1,153,553
Malayan Banking Bhd.(1)	5,782,910	15,324,532

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Malayan Cement Bhd.	325,000	$523,071
Malayan Flour Mills Bhd.	441,400	75,569
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	101,700	9,387
Malaysia Smelting Corp. Bhd.	648,600	277,320
Malaysian Pacific Industries Bhd.	193,200	1,990,116
Malaysian Resources Corp. Bhd.(1)	6,234,900	479,302
Matrix Concepts Holdings Bhd.(1)	866,850	260,179
Maxis Bhd.(1)	2,788,000	2,581,315
MBM Resources Bhd.	60,700	79,984
MBSB Bhd.(1)	5,020,592	753,700
Media Prima Bhd.	407,400	29,392
Mega First Corp. Bhd.	360,400	250,480
Mi Technovation Bhd.	332,900	503,913
MISC Bhd.	1,442,500	2,837,310
MKH Bhd.	28,400	14,033
MNRB Holdings Bhd.	10,700	8,028
Mr. DIY Group M Bhd.(1)	5,215,500	1,785,192
MSM Malaysia Holdings Bhd.(2)	100,100	17,516
Muda Holdings Bhd.(2)	27,400	5,496
Naim Holdings Bhd.(2)	62,500	11,628
Nestle Malaysia Bhd.	98,000	2,434,202
NEXG Bhd.(1)	298,900	19,284
OSK Holdings Bhd.	499,300	256,284
Padini Holdings Bhd.	4,800	1,430
Pantech Group Holdings Bhd.	203,100	32,972
Pecca Group Bhd.	593,400	192,932
Pentamaster Corp. Bhd.(2)	126,800	164,283
Perak Transit Bhd.(1)	697,000	34,594
Perdana Petroleum Bhd.(2)	1,772,700	62,266
Petron Malaysia Refining & Marketing Bhd.	26,800	22,273
Petronas Chemicals Group Bhd.(1)	2,507,200	2,652,392
Petronas Dagangan Bhd.	422,700	2,132,427
Petronas Gas Bhd.(1)	634,300	2,780,388
PIE Industrial Bhd.	94,900	40,339
Power Root Bhd.	5,100	1,457
PPB Group Bhd.	822,000	2,029,600
Press Metal Aluminium Holdings Bhd.(1)	2,715,100	5,393,184
Public Bank Bhd.(1)	9,952,000	12,224,477
QL Resources Bhd.(1)	1,770,300	1,684,076
Ranhill Utilities Bhd.(2)	1,187,415	738,875
RGB International Bhd.	3,492,500	177,171
RHB Bank Bhd.	3,698,251	7,967,150
Sam Engineering & Equipment M Bhd.	78,300	87,875
Sarawak Oil Palms Bhd.	198,850	264,326
Sarawak Plantation Bhd.	45,200	52,407
Scientex Bhd.	276,700	253,790
SD Guthrie Bhd.	4,502,957	7,111,515
SEG International Bhd.(2)	12,300	1,954
Shin Yang Group Bhd.	489,500	90,471
Sime Darby Bhd.	6,735,200	4,341,860
Sime Darby Property Bhd.(1)	11,002,100	3,596,402
SKP Resources Bhd.	118,000	8,337
Solarvest Holdings Bhd.(1)(2)	124,300	95,346

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Southern Cable Group Bhd.	331,100	$207,134
SP Setia Bhd. Group(1)	8,374,500	1,711,583
Spritzer Bhd.	174,700	153,954
Sunway Bhd.(1)	2,519,948	3,212,246
Sunway Construction Group Bhd.(1)	1,341,100	2,725,239
Sunway Healthcare Holdings Bhd., Class B(2)	251,994	132,557
Supermax Corp. Bhd.(1)(2)	4,052,786	327,188
Syarikat Takaful Malaysia Keluarga Bhd.	111,174	87,465
Ta Ann Holdings Bhd.	194,800	299,571
TASCO Bhd.	91,000	8,142
TDM Bhd.	278,600	15,541
Telekom Malaysia Bhd.(1)	3,161,400	6,056,030
Tenaga Nasional Bhd.(1)	9,040,900	31,802,657
TH Plantations Bhd.	360,200	51,902
Thong Guan Industries Bhd.	44,400	17,947
TIME dotCom Bhd.	2,757,300	4,114,602
Tiong NAM Logistics Holdings Bhd.(2)	97,990	19,231
Top Glove Corp. Bhd.(1)	14,687,700	2,406,773
Tropicana Corp. Bhd.(2)	124,682	37,462
TSH Resources Bhd.(1)	1,041,700	346,543
Uchi Technologies Bhd.	42,900	28,962
UEM Sunrise Bhd.(1)	3,510,100	521,981
Unisem M Bhd.(1)	1,283,900	1,414,728
United Plantations Bhd.(1)	575,550	4,568,165
UOA Development Bhd.	1,700	701
UWC Bhd.(2)	95,100	162,156
Velesto Energy Bhd.(1)	25,160,400	1,534,066
ViTrox Corp. Bhd.	214,700	490,818
VS Industry Bhd.	1,836,344	102,269
Wasco Bhd.	136,000	25,685
WAVEFRONT Bhd.(2)	394,600	13,204
WCE Holdings Bhd.(2)	369,000	64,105
WCT Holdings Bhd.(1)(2)	5,088,000	491,494
Westports Holdings Bhd.(1)	946,487	1,633,263
Yinson Holdings Bhd.(1)	1,227,232	655,266
YTL Corp. Bhd.	2,617,213	1,606,835
YTL Power International Bhd.(1)	5,193,200	7,397,440
Zetrix Ai Bhd.(1)	14,233,646	1,040,566
		283,771,967
Mexico — 1.9%
Alpek SAB de CV(2)	5,919,080	4,447,202
Alsea SAB de CV(1)	1,998,272	4,872,099
America Movil SAB de CV, ADR	2,117,812	48,794,388
Arca Continental SAB de CV(1)	531,933	6,102,546
Banco del Bajio SA	3,783,899	12,827,871
Becle SAB de CV(1)	38,227	32,702
Bolsa Mexicana de Valores SAB de CV	134,171	307,000
Cemex SAB de CV, ADR	2,084,790	22,390,645
Coca-Cola Femsa SAB de CV	1,629,886	18,121,405
Consorcio ARA SAB de CV	34,198	9,879
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	665,251	4,350,742
Corp. Inmobiliaria Vesta SAB de CV	2,405,456	8,290,650
El Puerto de Liverpool SAB de CV, Class C1(1)	7,605	45,322

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Fomento Economico Mexicano SAB de CV, ADR	237,359	$28,580,397
GCC SAB de CV(1)	374,060	4,253,730
Genomma Lab Internacional SAB de CV, Class B	1,562,544	1,210,765
Gentera SAB de CV	9,358,138	22,387,139
Gruma SAB de CV, B Shares(1)	933,129	13,677,587
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	188,898	18,757,571
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	92,016	18,958,977
Grupo Aeroportuario del Sureste SAB de CV, ADR	47,398	12,158,061
Grupo Bimbo SAB de CV, Series A(1)	602,824	2,101,458
Grupo Carso SAB de CV, Series A1	372,922	3,059,038
Grupo Comercial Chedraui SA de CV	1,032,646	5,414,626
Grupo Financiero Banorte SAB de CV, Class O	7,519,959	85,263,176
Grupo Financiero Inbursa SAB de CV, Class O(1)	6,412,670	16,702,835
Grupo GICSA SAB de CV(2)	21,090	3,474
Grupo Industrial Saltillo SAB de CV	26,514	18,642
Grupo Mexico SAB de CV, Series B	4,467,405	61,134,750
Grupo Rotoplas SAB de CV(2)	173	142
Grupo Televisa SAB, ADR(2)	3,468,817	9,539,247
Grupo Traxion SAB de CV(1)(2)	14	9
Industrias Penoles SAB de CV	530,346	28,014,358
Kimberly-Clark de Mexico SAB de CV, A Shares	4,498,498	10,555,151
La Comer SAB de CV(1)	669,253	1,260,033
Megacable Holdings SAB de CV	4,050,183	12,381,851
Nemak SAB de CV(2)	3,247,563	580,862
Ollamani SAB(1)(2)	166,005	698,343
Operadora De Sites Mexicanos SAB de CV	149,009	148,602
Promotora de Hoteles Norte 19 SAB de CV(2)	9,494	3,117
Promotora y Operadora de Infraestructura SAB de CV	675,576	10,402,069
Qualitas Controladora SAB de CV	700,802	6,326,265
Regional SAB de CV	217,751	1,806,045
Sigma Foods SAB de CV, Class A(1)	14,068,997	15,462,574
Wal-Mart de Mexico SAB de CV(1)	3,910,097	10,874,641
		532,327,986
Peru — 0.5%
Cia de Minas Buenaventura SAA, ADR	1,244,378	42,682,165
Credicorp Ltd.	169,928	62,258,221
Intercorp Financial Services, Inc.	110,462	6,033,434
Southern Copper Corp.	124,741	26,054,738
		137,028,558
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	2,002,290	1,191,493
Aboitiz Power Corp.	28,900	20,857
Alliance Global Group, Inc.	1,286,700	186,131
Apex Mining Co., Inc.	3,699,800	947,374
Ayala Corp.	622,260	4,944,819
Ayala Land, Inc.	20,506,300	5,098,113
AyalaLand Logistics Holdings Corp.(2)	28,000	517
Bank of the Philippine Islands	3,464,301	5,557,789
BDO Unibank, Inc.	6,016,382	11,182,917
Cebu Air, Inc.(2)	19,350	8,667
Converge Information & Communications Technology Solutions, Inc.	12,975,000	1,893,526
Cosco Capital, Inc.	227,200	28,995
DigiPlus Interactive Corp.	3,867,000	618,779

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
DITO CME Holdings Corp.(2)	425,200	$4,778
DMCI Holdings, Inc.	8,803,300	1,097,404
East West Banking Corp.	65,600	10,876
Filinvest Land, Inc.	519,000	5,683
Ginebra San Miguel, Inc.	7,600	26,619
Global Ferronickel Holdings, Inc.	757,000	25,113
Globe Telecom, Inc.	20,439	534,923
GT Capital Holdings, Inc.	371,750	2,838,674
International Container Terminal Services, Inc.	1,899,000	26,931,115
JG Summit Holdings, Inc.	3,680,624	1,254,356
Jollibee Foods Corp.	1,420,650	3,419,818
LT Group, Inc.	1,454,900	354,984
Manila Electric Co.	161,660	1,195,681
Manila Water Co., Inc.	7,131,600	3,981,606
Maynilad Water Services, Inc.	1,188,200	356,894
Megaworld Corp.	3,778,800	132,889
Metropolitan Bank & Trust Co.	8,976,660	9,603,290
Monde Nissin Corp.	1,522,300	166,174
Nickel Asia Corp.	1,572,800	104,968
OceanaGold Philippines, Inc.	95,000	54,284
Petron Corp.	137,700	5,045
Philippine National Bank	548,770	616,727
PLDT, Inc., ADR	303,457	5,419,742
Puregold Price Club, Inc.	2,762,700	1,820,994
Robinsons Land Corp.	1,384,600	378,111
Security Bank Corp.	896,870	918,630
Semirara Mining & Power Corp.	181,900	50,242
Shell Pilipinas Corp.	7,000	930
SM Investments Corp.	100,475	894,638
SM Prime Holdings, Inc.	12,888,400	3,691,215
Synergy Grid & Development Phils, Inc.	2,789,900	1,166,870
Universal Robina Corp.	1,114,710	1,090,180
Vista Land & Lifescapes, Inc.	266,100	4,103
Wilcon Depot, Inc.	1,800	170
		99,837,703
Poland — 1.3%
Alior Bank SA	673,847	23,879,814
Allegro.eu SA(2)	915,467	11,181,711
AmRest Holdings SE(1)	9,743	27,735
Asseco Poland SA	2,548	163,799
Auto Partner SA	7,094	60,911
Bank Handlowy w Warszawie SA	25,591	811,534
Bank Millennium SA(2)	3,279,115	17,809,466
Bank Polska Kasa Opieki SA	475,064	33,062,424
Benefit Systems SA(2)	5,910	8,623,479
Budimex SA(1)	43,209	8,242,834
CD Projekt Red SA(2)	125,077	7,855,593
Cyfrowy Polsat SA(2)	80,241	342,550
Diagnostyka SA	30,703	1,388,543
Dino Polska SA(2)	1,333,660	12,869,983
Enea SA	582,826	3,069,772
Erste Bank Polska SA	66,317	12,820,205
Eurocash SA(1)(2)	42,741	62,128

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Grupa Azoty SA(1)(2)	288	$1,790
Grupa Kety SA	39,518	13,357,199
Jastrzebska Spolka Weglowa SA(1)(2)	654,808	5,814,270
KGHM Polska Miedz SA	271,095	26,016,650
KRUK SA(1)	48,854	5,237,612
LPP SA	1,403	7,841,588
Lubelski Wegiel Bogdanka SA(2)	857	5,583
mBank SA(2)	29,650	10,847,068
Modivo SA(1)(2)	63,923	1,487,025
Orange Polska SA	4,251,281	15,601,545
ORLEN SA	1,202,615	49,726,335
Pepco Group NV(1)	791,729	9,195,222
PGE Polska Grupa Energetyczna SA(2)	2,219,932	6,588,043
Powszechna Kasa Oszczednosci Bank Polski SA	1,252,990	38,313,248
Powszechny Zaklad Ubezpieczen SA	853,997	16,987,786
Tauron Polska Energia SA	450,279	1,021,387
Text SA	14,174	162,342
XTB SA	145,031	7,173,082
Zabka Group SA	551,050	4,668,588
		362,318,844
Qatar — 0.2%
Baladna(2)	7,122,631	2,462,599
Barwa Real Estate Co.	6,298,845	3,996,653
Commercial Bank PSQC	3,225,336	3,719,823
Doha Bank QPSC	5,820,482	4,204,126
Dukhan Bank	791,293	700,730
Estithmar Holding QPSC(2)	1,180,749	1,319,803
Gulf International Services QSC	645,481	310,230
Industries Qatar QSC	399,339	1,095,866
Mazaya Real Estate Development QPSC(2)	1,922,835	293,555
Medicare Group	73,793	109,483
Mesaieed Petrochemical Holding Co.	1,742,216	520,595
Nebras Energy	146,096	546,191
Ooredoo QPSC	1,384,288	4,809,681
Qatar Fuel QSC	281,484	931,651
Qatar Gas Transport Co. Ltd.	1,725,535	2,051,504
Qatar International Islamic Bank QSC	371,752	1,121,731
Qatar Islamic Bank QPSC	1,027,748	6,122,403
Qatar National Bank QPSC	5,375,377	24,647,415
Qatar Navigation QSC	972,005	2,799,228
United Development Co. QSC	3,804,675	839,249
Vodafone Qatar PQSC	2,444,771	1,748,885
		64,351,401
Russia(3) — 0.0%
Gazprom PJSC(2)	1,738,516	2
Gazprom PJSC, ADR(2)	13,735	2
Globaltrans Investment PLC, GDR(2)	112,592	11
GMK Norilskiy Nickel PAO(2)	749,200	9
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(2)	2,950	—
Magnit PJSC(2)	9,702	—
Mechel PJSC(2)	22,684	—
MMC Norilsk Nickel PJSC, (NASDAQ), ADR(2)	9	—

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
MMC Norilsk Nickel PJSC, ADR(2)	6	$—
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(2)	405,900	1
PhosAgro PJSC	14,221	—
PhosAgro PJSC, GDR(2)	275	—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(2)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(2)	287,928	—
X5 Retail Group NV, GDR(2)	13,628	1
		32
Saudi Arabia — 2.2%
Abdullah Al Othaim Markets Co.	1,004,017	1,326,989
ACWA Power Co.	91,098	4,645,224
Ades Holding Co.	2,354,721	11,514,337
AFG International Co.(2)	66,047	302,183
Al Babtain Power & Telecommunication Co.	170,297	2,801,937
Al Hammadi Holding	3,834	25,677
Al Jouf Agricultural Development Co.	4,355	45,993
Al Khaleej Training & Education Co.(2)	31,904	124,125
Al Majed for Oud Co.	42,225	1,380,379
Al Masane Al Kobra Mining Co.	70,626	1,558,384
Al Moammar Information Systems Co.	29,794	2,305,920
Al Rajhi Bank	3,561,049	63,461,272
Al Rajhi Co. for Co-operative Insurance(2)	22,556	331,374
Alamar Foods	19,928	223,590
Alaseel Co.	42,753	39,809
Al-Dawaa Medical Services Co.	77,209	785,311
Aldrees Petroleum & Transport Services Co.	137,859	4,321,851
Alinma Bank	5,474,363	37,238,436
Almarai Co. JSC	1,582,524	20,607,295
Almawarid Manpower Co.	13,621	382,177
Almunajem Foods Co.	107,797	1,765,730
Alramz Real Estate Co./SA	16,491	221,701
Alujain Corp.	62,824	455,760
Amlak International Finance Co.	51,175	119,164
Arab National Bank	2,401,978	14,238,205
Arabian Cement Co.	29,461	168,533
Arabian Centres Co.	564,740	2,429,625
Arabian Co. for Agricultural & Industrial Investment(2)	40,745	249,183
Arabian Drilling Co.(2)	107,466	2,734,155
Arabian Internet & Communications Services Co.	23,899	1,293,419
Arabian Mills for Food Products Co.	43,068	483,090
Arabian Pipes Co.	296,553	419,736
Arriyadh Development Co.	37,003	155,625
Astra Industrial Group Co.	30,034	1,088,347
Ayyan Investment Co.(2)	23,177	58,727
BAAN Holding Group Co.(2)	512,051	278,689
Bank AlBilad	1,803,674	12,501,447
Bank Al-Jazira	1,289,557	4,098,322
Banque Saudi Fransi	2,682,073	15,495,106

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
BinDawood Holding Co.	291,655	$365,529
Bupa Arabia for Cooperative Insurance Co.	27,785	1,145,238
Co. for Cooperative Insurance	132,634	4,798,378
Dallah Healthcare Co.	24,042	539,783
Dar Al Arkan Real Estate Development Co.(2)	1,557,098	8,715,517
Derayah Financial Co.	67,314	402,159
Dr. Sulaiman Al Habib Medical Services Group Co.	54,744	3,391,251
East Pipes Integrated Co. for Industry	57,070	2,998,222
Eastern Province Cement Co.	26,806	180,172
Electrical Industries Co.	1,406,320	5,903,322
Elm Co.	12,463	2,121,208
Emaar Economic City(2)	163,694	431,964
Etihad Etisalat Co.	1,235,966	21,927,305
Etihad GO Telecom Co.	34,616	807,484
flynas Co. SJSC(2)	44,887	595,274
Fourth Milling Co.	1,223,313	1,311,710
Gulf Insurance Group	16,427	140,523
Jabal Omar Development Co.(2)	1,985,184	9,672,998
Jahez International Co.(2)	335,894	1,179,886
Jamjoom Pharmaceuticals Factory Co.	18,081	660,088
Jarir Marketing Co.	1,595,146	7,335,145
Leejam Sports Co. JSC	36,532	763,976
Liva Insurance Co.(2)	49,951	200,067
Lumi Rental Co.(2)	5,543	41,374
Maharah Human Resources Co.	192,108	238,751
Makkah Construction & Development Co.	63,036	1,401,923
Middle East Healthcare Co.	277,448	2,415,000
Middle East Paper Co.(2)	38,036	193,714
Mobile Telecommunications Co. Saudi Arabia	1,991,666	5,483,948
Modern Mills Co.	5,352	40,324
Mouwasat Medical Services Co.	369,751	6,403,584
Nahdi Medical Co.	102,388	2,511,432
Najran Cement Co.(2)	18,067	26,701
Naseej International Trading Co.(2)	3,267	15,106
National Agriculture Development Co.(2)	209,572	854,014
National Gas & Industrialization Co.	6,769	114,031
National Industrialization Co.(2)	445,288	1,064,917
Power & Water Utility Co. for Jubail & Yanbu	17,894	215,049
Rabigh Refining & Petrochemical Co.(2)	1,574,003	6,980,180
Rasan Information Technology Co.(2)	41,185	1,498,692
Red Sea International Co.(2)	193,620	1,206,012
Riyad Bank	4,671,469	25,884,814
Riyadh Cement Co.	91,474	565,816
SABIC Agri-Nutrients Co.	228,634	7,953,854
Sadr Logistics Co.(2)	27,765	18,531
Sahara International Petrochemical Co.	827,747	2,896,374
SAL Saudi Logistics Services	69,141	3,016,023
Saudi Arabian Mining Co.(2)	564,676	9,990,181
Saudi Arabian Oil Co.	10,775,493	74,346,789
Saudi Aramco Base Oil Co.	34,919	1,276,775
Saudi Automotive Services Co.(2)	31,111	349,318
Saudi Awwal Bank	1,854,490	16,811,710
Saudi Basic Industries Corp.	684,157	8,981,569

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Saudi Cement Co.	62,835	$476,258
Saudi Chemical Co. Holding	3,026,224	6,320,723
Saudi Co. For Hardware CJSC	4,659	25,916
Saudi Energy Co.	1,605,694	7,419,228
Saudi Ground Services Co.	52,481	381,343
Saudi Investment Bank	757,174	2,927,653
Saudi Kayan Petrochemical Co.(2)	2,696,501	3,766,707
Saudi Manpower Solutions Co.	212,852	328,725
Saudi National Bank	4,188,243	47,961,006
Saudi Paper Manufacturing Co.	5,535	96,707
Saudi Pharmaceutical Industries & Medical Appliances Corp.	454,828	3,648,318
Saudi Public Transport Co.(2)	13,694	43,444
Saudi Real Estate Co.(2)	348,423	1,432,646
Saudi Steel Pipe Co.	6,326	89,877
Saudi Tadawul Group Holding Co.	14,939	516,577
Saudi Telecom Co.	4,358,855	51,759,233
Saudia Dairy & Foodstuff Co.	14,781	801,968
Savola Group	1,236,428	8,577,476
Seera Group Holding(2)	307,779	1,809,516
SHL Finance Co.	5,877	22,439
Specialized Medical Co.	140,685	615,648
Sport Clubs Co.(2)	268,852	584,127
Sustained Infrastructure Holding Co.	108,463	1,160,385
Tanmiah Food Co.(2)	30,260	505,917
Theeb Rent A Car Co.	34,903	195,854
United Electronics Co.	65,992	1,142,507
United International Transportation Co.	52,393	442,318
Yamama Cement Co.	63,045	390,795
Yanbu Cement Co.	59,458	240,673
Yanbu National Petrochemical Co.	177,197	1,598,598
		615,343,114
South Africa — 3.6%
Absa Group Ltd.	2,864,300	40,679,581
AECI Ltd.	939,743	5,944,563
African Rainbow Minerals Ltd.	796,773	8,921,743
Anglogold Ashanti PLC	201,364	22,618,453
Anglogold Ashanti PLC (New York)	1,231,043	138,270,750
Aspen Pharmacare Holdings Ltd.	1,376,053	13,522,298
Astral Foods Ltd.	36,411	442,554
AVI Ltd.	1,761,052	9,328,190
Bid Corp. Ltd.	397,719	11,104,288
Bidvest Group Ltd.	474,981	6,861,409
Blu Label Unlimited Group Ltd.	370,919	195,398
Boxer Retail Ltd.	167,826	814,645
Capitec Ltd.	107,145	30,961,023
Cashbuild Ltd.	894	6,109
City Lodge Hotels Ltd.	91,493	24,926
Clicks Group Ltd.	638,255	7,879,546
Coronation Fund Managers Ltd.	395,078	1,070,680
DataTec Ltd.	178,608	881,368
Dis-Chem Pharmacies Ltd.(1)	618,707	1,094,771
Discovery Ltd.	1,031,362	16,564,165
DRDGOLD Ltd.	31,732	88,916

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
E Media Holdings Ltd.	369,054	$36,831
Exxaro Resources Ltd.	926,369	10,879,873
Famous Brands Ltd.	12,976	41,481
FirstRand Ltd.	8,503,247	50,334,148
Fortress Real Estate Investments Ltd., Class B	1,131,514	1,679,269
Foschini Group Ltd.	1,471,920	4,673,489
Gold Fields Ltd., ADR	1,916,490	88,867,641
Harmony Gold Mining Co. Ltd., ADR	2,660,580	52,280,397
Impala Platinum Holdings Ltd.	2,228,740	31,181,555
Investec Ltd.	243,892	2,100,588
KAL Group Ltd.	1,532	4,847
KAP Ltd.(2)	1,542,797	263,884
Kumba Iron Ore Ltd.	76,392	1,135,840
Life Healthcare Group Holdings Ltd.	4,068,720	3,002,183
Metair Investments Ltd.(2)	41,971	12,906
Momentum Group Ltd.	8,601,037	21,626,831
Motus Holdings Ltd.	819,387	5,470,037
Mr. Price Group Ltd.	881,239	8,907,103
MTN Group Ltd.	3,882,706	45,537,126
Naspers Ltd., N Shares	607,932	29,772,252
Nedbank Group Ltd.	1,520,151	27,782,331
NEPI Rockcastle NV(2)	1,893,978	17,923,654
Netcare Ltd.	3,951,433	4,414,743
Ninety One Ltd.	350,028	964,197
Northam Platinum Holdings Ltd.	1,519,341	27,584,101
Nutun Ltd.(2)	27,574	1,474
Oceana Group Ltd.	577	2,247
Old Mutual Ltd.	23,368,998	18,892,203
Omnia Holdings Ltd.	1,495,898	9,216,461
OUTsurance Group Ltd.	1,783,154	9,677,616
Pepkor Holdings Ltd.	1,145,783	1,400,545
Pick n Pay Stores Ltd.(1)(2)	1,058,979	1,261,726
PPC Ltd.	3,128,776	1,421,249
Premier Group Ltd.	2,791	30,493
Raubex Group Ltd.	147,910	379,868
Reinet Investments SCA	460,631	12,428,079
Remgro Ltd.	1,519,558	18,276,465
Sanlam Ltd.	2,948,032	15,858,268
Santam Ltd.	38,385	988,419
Sappi Ltd.(1)(2)	5,471,194	5,027,701
Sasol Ltd., ADR(1)(2)	1,805,569	21,702,939
Shoprite Holdings Ltd.	1,150,640	21,989,291
Sibanye Stillwater Ltd., ADR	2,894,343	34,297,965
SPAR Group Ltd.(2)	281,917	682,673
Standard Bank Group Ltd.	2,615,275	51,524,388
Sun International Ltd.	202,369	626,133
Super Group Ltd.(2)	56,705	63,115
Telkom SA SOC Ltd.	3,455,824	11,853,048
Thungela Resources Ltd.	1,095,512	8,953,166
Tiger Brands Ltd.	412,718	6,890,698
Truworths International Ltd.(1)	1,969,561	5,583,456
Tsogo Sun Ltd.	11,283	4,993
Valterra Platinum Ltd.	66,943	5,720,530

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Vodacom Group Ltd.	1,302,194	$12,066,324
Woolworths Holdings Ltd.	55,313	147,729
Zeda Ltd.	232,331	220,704
Zeder Investments Ltd.	120,266	8,136
		1,030,950,785
South Korea — 19.9%
ABLBio, Inc.(2)	23,584	1,255,253
Able C&C Co. Ltd.	24,083	227,039
Advanced Process Systems Corp.	4,807	67,455
Aekyung Chemical Co. Ltd.	36,696	294,896
Aekyung Industrial Co. Ltd.	9,128	79,387
Agabang & Co.(2)	50,751	161,942
Ahnlab, Inc.	1,317	56,824
Alteogen, Inc.	5,171	1,163,338
Amorepacific Corp.	15,952	1,713,778
Amorepacific Holdings Corp.	33,558	667,737
Ananti, Inc.(2)	156,492	588,110
APR Corp.	55,713	18,866,180
Aprogen Biologics, Inc.(2)	3,756	4,944
Aprogen, Inc.(2)	381	650
Asiana Airlines, Inc.(2)	62,870	348,488
BGF Co. Ltd.	12,496	35,828
BGF retail Co. Ltd.	51,832	5,593,369
BH Co. Ltd.	65,402	867,169
BHI Co. Ltd.(2)	5,379	245,575
Binex Co. Ltd.(2)	7,185	36,628
Binggrae Co. Ltd.	18,681	1,235,147
Bioneer Corp.(2)	5,617	36,062
BNK Financial Group, Inc.	1,098,029	12,178,827
Boditech Med, Inc.	886	6,557
Boryung	67,616	447,329
Bukwang Pharmaceutical Co. Ltd.	4,982	15,223
Byucksan Corp.	60,494	63,760
Caregen Co. Ltd.	12,678	477,858
Celltrion Pharm, Inc.	9,698	295,485
Celltrion, Inc.	64,268	8,879,804
CG Invites Co. Ltd.(2)	3,154	1,992
Chabiotech Co. Ltd.(2)	4,805	28,302
Cheil Worldwide, Inc.	160,526	2,250,210
Chong Kun Dang Pharmaceutical Corp.	21,300	1,065,037
Chongkundang Holdings Corp.	112	3,210
Chunbo Co. Ltd.(2)	124	3,811
CJ CGV Co. Ltd.(2)	245,235	974,388
CJ CheilJedang Corp.	40,004	5,443,739
CJ Corp.	30,644	2,899,651
CJ ENM Co. Ltd.(2)	63,427	1,570,252
CJ Logistics Corp.	33,910	1,816,429
Classys, Inc.	25,115	620,081
Com2uS N Corp.(2)	4,504	8,261
Com2uSCorp	6,964	175,226
Cosmax, Inc.	49,132	10,769,881
CosmoAM&T Co. Ltd.(2)	5,349	161,214
Coway Co. Ltd.	204,519	14,470,015

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
CS Wind Corp.(2)	62,010	$2,208,160
Cuckoo Holdings Co. Ltd.(2)	2,944	60,218
Cuckoo Homesys Co. Ltd.	4,724	81,902
Daeduck Electronics Co. Ltd.	57,273	4,676,200
Daehan Flour Mill Co. Ltd.	4,900	41,838
Daehan Shipbuilding Co. Ltd.	7,819	270,544
Daesang Corp.	66,575	889,989
Daesung Holdings Co. Ltd.	377	1,941
Daewon Pharmaceutical Co. Ltd.	2,047	11,868
Daewoo Engineering & Construction Co. Ltd.(2)	224,599	2,968,221
Daewoong Co. Ltd.	25,783	339,619
Daewoong Pharmaceutical Co. Ltd.	1,900	176,352
Daishin Securities Co. Ltd.(2)	98,353	1,939,703
D'Alba Global Co. Ltd.	3,881	622,640
Daol Investment & Securities Co. Ltd.	111,644	311,040
Daou Data Corp.	30,424	446,743
Daou Technology, Inc.	110,195	3,133,342
DB HiTek Co. Ltd.	161,484	11,133,924
DB Insurance Co. Ltd.	136,129	17,961,158
DB Securities Co. Ltd.	15,821	113,118
Dentium Co. Ltd.	9,297	253,939
DI Dong Il Corp.	29,432	594,560
DIO Corp.(2)	879	7,164
DL E&C Co. Ltd.	94,084	4,934,141
DL Holdings Co. Ltd.(2)	43,820	1,612,879
DN Automotive Corp.	15,680	540,503
Dong-A Socio Holdings Co. Ltd.(2)	3,595	247,344
Dong-A ST Co. Ltd.	2,998	83,203
Dongjin Semichem Co. Ltd.	181,486	5,618,329
DongKook Pharmaceutical Co. Ltd.	17,221	279,790
Dongkuk CM Co. Ltd.	30,636	118,486
Dongkuk Holdings Co. Ltd.(2)	81,590	121,177
Dongkuk Steel Mill Co. Ltd.	75,378	560,870
Dongsuh Cos., Inc.	13,157	248,418
Dongwha Pharm Co. Ltd.	4,407	16,667
Dongwon Development Co. Ltd.	10,306	16,575
Dongwon Industries Co. Ltd.	20,284	569,328
Dongwon Systems Corp.	5,098	86,249
Doosan Bobcat, Inc.	67,810	3,077,069
Doosan Co. Ltd.	327	299,266
Doosan Enerbility Co. Ltd.(2)	675,438	40,461,401
Doosan Tesna, Inc.	13,196	768,273
DoubleUGames Co. Ltd.(2)	11,940	509,873
Dreamtech Co. Ltd.	15,774	66,306
Duk San Neolux Co. Ltd.(2)	1,529	38,127
Easy Bio, Inc.	465	2,320
Easy Holdings Co. Ltd.(2)	1	3
Ecopro BM Co. Ltd.	15,227	1,338,798
Ecopro Co. Ltd.(2)	26,665	1,770,569
Ecopro HN Co. Ltd.	24,612	454,050
E-MART, Inc.	56,909	3,082,971
Eo Technics Co. Ltd.	7,851	2,307,113
Eugene Corp.(2)	22,122	52,765

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Eugene Investment & Securities Co. Ltd.	206,754	$660,655
Eugene Technology Co. Ltd.	6,677	645,326
F&F Co. Ltd.	46,765	2,283,412
Fadu, Inc.(2)	84,954	4,048,957
Foosung Co. Ltd.(2)	7,436	70,841
GC Biopharma Corp.	7,905	745,611
GC Corp.	2,440	17,862
Genexine, Inc.(2)	1,908	3,691
GOLFZON Co. Ltd.	7,448	196,883
Gradiant Corp.	19,296	168,439
Grand Korea Leisure Co. Ltd.	57,743	408,026
GS Engineering & Construction Corp.	216,050	5,709,643
GS Holdings Corp.	248,085	22,981,645
GS P&L Co. Ltd.	15,273	488,739
GS Retail Co. Ltd.	200,457	3,853,621
HAESUNG DS Co. Ltd.	19,421	758,702
Han Kuk Carbon Co. Ltd.(2)	112,995	1,983,093
Hana Financial Group, Inc.	1,314,051	130,557,003
Hana Materials, Inc.	7,352	276,527
Hana Micron, Inc.(2)	148,772	3,839,424
Hana Tour Service, Inc.	16,141	384,039
Handsome Co. Ltd.	13,246	152,945
Hanil Cement Co. Ltd.	35,893	445,583
Hanjin Kal Corp.	674	65,345
Hanjin Logistics Corp.	3,382	36,845
Hankook & Co. Co. Ltd.	42,050	753,741
Hankook Shell Oil Co. Ltd.	114	41,502
Hankook Tire & Technology Co. Ltd.	285,808	13,874,301
Hanmi Pharm Co. Ltd.	5,573	2,006,120
Hanmi Science Co. Ltd.(2)	10,244	335,145
Hanmi Semiconductor Co. Ltd.	28,867	4,606,258
Hanon Systems(2)	310,833	794,740
Hansae Co. Ltd.	42,094	274,430
Hansol Chemical Co. Ltd.	14,141	2,127,896
Hansol Paper Co. Ltd.	4,250	23,780
Hansol Technics Co. Ltd.	42,894	212,936
Hanssem Co. Ltd.(2)	12,375	354,498
Hanwha Aerospace Co. Ltd.	95,635	76,783,832
Hanwha Corp.	82,142	8,092,489
Hanwha Corp., Preference Shares	8,396	251,888
Hanwha Engine Co. Ltd.(2)	123,752	4,272,704
Hanwha General Insurance Co. Ltd.(2)	185,904	1,141,306
Hanwha Investment & Securities Co. Ltd.(2)	297,708	1,066,944
Hanwha Life Insurance Co. Ltd.(2)	1,212,844	5,093,469
Hanwha Machinery & Service Holdings Co. Ltd.(2)	132,303	707,627
Hanwha Machinery & Service Holdings Co. Ltd., Preference Shares(2)	13,523	30,186
Hanwha Ocean Co. Ltd.(2)	26,270	1,682,033
Hanwha Solutions Corp.(2)	129,690	3,196,471
Hanwha Systems Co. Ltd.	19,233	1,023,181
Hanwha Vision Co. Ltd.(2)	81,676	2,966,871
Harim Holdings Co. Ltd.	214,553	1,690,621
HD Construction Equipment Co. Ltd.	90,804	8,811,990
HD Hyundai Co. Ltd.	278,471	44,367,075

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
HD Hyundai Electric Co. Ltd.	33,441	$18,970,606
HD Hyundai Energy Solutions Co. Ltd.(2)	3,807	394,029
HD Hyundai Heavy Industries Co. Ltd.	62,855	20,569,744
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	142,166	36,071,482
HDC Holdings Co. Ltd.	19,403	320,009
HD-Hyundai Marine Engine(2)	33,048	1,253,216
Helixmith Co. Ltd.(2)	2,352	5,334
Hite Jinro Co. Ltd.	135,525	1,538,866
HJ Shipbuilding & Construction Co. Ltd.(2)	15,718	192,522
HL Holdings Corp.(2)	3,576	106,554
HL Mando Co. Ltd.	226,848	8,555,844
HLB Co. Ltd.(2)	1	26
HMM Co. Ltd.	342,412	5,355,041
Hotel Shilla Co. Ltd.(2)	43,445	1,397,534
HPSP Co. Ltd.	130,791	4,765,008
HS Hyosung Advanced Materials Corp.	10,656	1,396,970
HS Hyosung Corp.	1,182	41,301
HS Industries Co. Ltd.	11,046	20,368
Hugel, Inc.(2)	10,685	1,965,947
Humasis Co. Ltd.(2)	51,060	111,631
Humedix Co. Ltd.(2)	14,503	276,508
Huons Co. Ltd.(2)	1,038	16,208
Huons Global Co. Ltd.(2)	1,022	19,441
Hwa Shin Co. Ltd.	35,568	208,268
Hwaseung Enterprise Co. Ltd.	6,727	14,664
HYBE Co. Ltd.(2)	12,753	1,668,167
Hyosung Chemical Corp.(2)	1,063	45,088
Hyosung Corp.	31,686	3,842,358
Hyosung Heavy Industries Corp.	10,459	22,480,760
Hyosung TNC Corp.	13,313	3,448,042
Hyundai Autoever Corp.	2,705	828,068
HYUNDAI Corp.	26,090	488,023
Hyundai Department Store Co. Ltd.	81,086	5,643,153
Hyundai Elevator Co. Ltd.	15,684	849,536
Hyundai Engineering & Construction Co. Ltd.	78,084	6,997,007
Hyundai GF Holdings	75,335	657,627
Hyundai Glovis Co. Ltd.	213,172	32,178,628
Hyundai Marine & Fire Insurance Co. Ltd.(2)	262,780	9,760,901
Hyundai Mobis Co. Ltd.	89,512	29,545,599
Hyundai Motor Co.	309,224	91,001,333
Hyundai Rotem Co. Ltd.	127,172	12,609,159
Hyundai Steel Co.	367,724	8,135,970
Hyundai Wia Corp.	78,003	3,420,693
ICD Co. Ltd.(2)	6,931	22,998
Il Dong Pharmaceutical Co. Ltd.(2)	137	1,480
Iljin Electric Co. Ltd.	33,685	1,740,919
Ilyang Pharmaceutical Co. Ltd.	8,045	50,033
iM Financial Group Co. Ltd.	561,570	7,579,539
iMarketKorea, Inc.	10,401	62,827
Industrial Bank of Korea	577,894	8,729,829
Innocean Worldwide, Inc.	27,253	381,475
Innox Advanced Materials Co. Ltd.	13,820	214,258
Insun ENT Co. Ltd.(2)	15,244	34,613

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Interflex Co. Ltd.(2)	344	$1,545
INTOPS Co. Ltd.	26,498	349,155
IPARK Hyundai Development Co., E Shares	66,672	1,138,084
IS Dongseo Co. Ltd.(2)	32,042	375,368
ISC Co. Ltd.	7,370	907,784
i-SENS, Inc.	7,170	94,128
ISU Chemical Co. Ltd.(2)	11,199	99,500
ISU Specialty Chemical(2)	13,735	698,652
IsuPetasys Co. Ltd.	57,923	4,788,561
JB Financial Group Co. Ltd.	266,690	5,513,549
Jeio Co. Ltd.(2)	7,752	26,898
Jin Air Co. Ltd.(2)	28,373	119,007
Jusung Engineering Co. Ltd.	110,147	14,130,768
JW Holdings Corp.	1	3
JW Pharmaceutical Corp.	30,933	636,824
JYP Entertainment Corp.	46,836	1,361,704
K Car Co. Ltd.	27,462	127,597
Kakao Corp.	117,462	3,129,322
KakaoBank Corp.	66,731	1,063,365
Kakaopay Corp.(2)	8,711	294,488
Kangwon Land, Inc.	212,576	2,275,968
KB Financial Group, Inc., ADR	1,137,708	141,974,581
KC Co. Ltd.	5,885	175,309
KC Tech Co. Ltd.	7,069	350,494
KCC Corp.	10,019	3,443,734
KCC Glass Corp.(2)	11,552	212,883
KEPCO Engineering & Construction Co., Inc.	10,854	918,189
KEPCO Plant Service & Engineering Co. Ltd.	65,158	2,174,541
KG Chemical Corp.	61,396	200,461
KG Dongbusteel	99,372	403,191
KG Eco Solution Co. Ltd.	45,736	187,375
Kginicis Co. Ltd.	19,665	150,935
KH Vatec Co. Ltd.	14,211	110,012
Kia Corp.	958,291	91,409,852
KISCO Corp.	31,262	228,873
KISWIRE Ltd.	2,301	29,017
KIWOOM Securities Co. Ltd.	97,419	19,627,159
Koh Young Technology, Inc.	9,038	186,930
Kolmar BNH Co. Ltd.(2)	10,254	70,671
Kolmar Holdings Co. Ltd.(2)	3,160	23,828
Kolmar Korea Co. Ltd.(2)	14,637	1,710,900
Kolon Corp.	1,460	27,504
Kolon Industries, Inc.	47,036	2,038,305
KoMiCo Ltd.	70,462	1,353,024
KONA I Co. Ltd.(2)	12,542	361,426
Korea Aerospace Industries Ltd.	83,204	7,948,054
Korea Circuit Co. Ltd.	10,726	476,475
Korea Electric Power Corp., ADR	940,253	10,906,935
Korea Electric Terminal Co. Ltd.	10,553	421,494
Korea Gas Corp.	108,092	2,958,200
Korea Investment Holdings Co. Ltd.	282,423	39,449,819
Korea Line Corp.(2)	363,652	554,332
Korea Petrochemical Ind Co. Ltd.	4,037	283,014

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Korea Real Estate Investment & Trust Co. Ltd.	68,819	$58,477
Korea United Pharm, Inc.	5,778	75,029
Korean Air Lines Co. Ltd.	1,049,445	21,437,737
Korean Reinsurance Co.	495,086	5,168,723
Krafton, Inc.(2)	25,458	4,213,426
KT Corp.	92,055	3,593,710
KT Skylife Co. Ltd.	12,012	36,060
Kum Yang Co. Ltd.(2)	37,215	27
Kumho Petrochemical Co. Ltd.	26,218	2,438,416
Kumho Tire Co., Inc.(2)	625,178	3,354,737
KUMHOE&C Co. Ltd.	253	3,039
Kyung Dong Navien Co. Ltd.	14,919	681,197
Lake Materials Co. Ltd.	43,117	384,199
LB Semicon, Inc.(2)	21,320	66,072
LEENO Industrial, Inc.	52,645	2,550,992
LF Corp.	10,203	173,047
LG Chem Ltd.	136,943	27,922,844
LG Corp.	72,437	6,292,653
LG Display Co. Ltd., ADR(1)(2)	2,680,891	9,088,220
LG Electronics, Inc.	1,156,395	181,629,372
LG Energy Solution Ltd.(2)	12,133	3,342,990
LG H&H Co. Ltd.	13,453	3,073,553
LG HelloVision Co. Ltd.(2)	6,071	7,269
LG Innotek Co. Ltd.	150,860	70,186,791
LG Uplus Corp.	809,927	8,854,068
LIG Defense&Aerospace Co. Ltd.	23,838	12,060,211
LigaChem Biosciences, Inc.(2)	2,616	184,634
LOGEN Co. Ltd.(2)	13,544	15,087
Lotte Chemical Corp.	28,944	1,246,536
Lotte Chilsung Beverage Co. Ltd.	17,440	1,271,109
Lotte Corp.	13,422	233,887
Lotte Energy Materials Corp.(2)	13,581	372,535
LOTTE Fine Chemical Co. Ltd.	43,420	1,510,410
LOTTE Himart Co. Ltd.(2)	1,460	6,837
Lotte Innovate Co. Ltd.	2,619	35,498
Lotte Rental Co. Ltd.	43,897	1,516,916
Lotte Shopping Co. Ltd.	58,787	4,558,316
Lotte Wellfood Co. Ltd.	6,627	705,014
LS Corp.	62,256	14,085,897
LS Electric Co. Ltd.	132,744	19,976,478
LVMC Holdings(2)	185,101	170,416
LX Hausys Ltd.(2)	4,181	105,843
LX Holdings Corp.	36,891	220,448
LX International Corp.	169,315	4,813,312
LX Semicon Co. Ltd.	28,766	766,763
Maeil Dairies Co. Ltd.	2,084	53,191
Mcnex Co. Ltd.	13,810	210,516
Medytox, Inc.	2,082	104,628
MegaStudyEdu Co. Ltd.	16,318	429,119
Meritz Financial Group, Inc.(2)	155,574	13,867,633
Mirae Asset Life Insurance Co. Ltd.(2)	22,028	346,929
Mirae Asset Securities Co. Ltd.	463,692	11,667,977
Misto Holdings Corp.	114,655	3,504,475

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Miwon Commercial Co. Ltd.	112	$11,291
MNTech Co. Ltd.	37,166	195,162
Myoung Shin Industrial Co. Ltd.(2)	62,582	364,125
Namhae Chemical Corp.	21,065	97,077
Namsun Aluminum Co. Ltd.(2)	7,959	6,116
NAVER Corp.	81,437	12,872,415
NC Corp.	9,814	1,607,356
Neowiz(2)	26,970	357,006
NEPES Corp.(2)	29,523	486,097
Netmarble Corp.	26,151	719,143
Nexen Tire Corp.	36,014	168,697
NH Investment & Securities Co. Ltd.	417,049	8,054,492
NHN Corp.(2)	14,755	799,134
NHN KCP Corp.	25,127	278,815
NICE Holdings Co. Ltd.(2)	8,854	85,323
NICE Information Service Co. Ltd.	27,105	317,290
NongShim Co. Ltd.	5,853	1,895,118
OCI Co. Ltd.(2)	1,161	70,112
OCI Holdings Co. Ltd.	60,393	12,176,277
Orion Corp.	111,899	10,624,678
Orion Holdings Corp.	88,856	1,674,199
Oscotec, Inc.(2)	198	5,072
Otoki Corp.	3,707	911,493
Pan Ocean Co. Ltd.	1,482,562	6,127,050
Paradise Co. Ltd.	83,299	620,435
Park Systems Corp.	2,100	401,485
Partron Co. Ltd.	52,572	210,711
People & Technology, Inc.	8,651	191,206
PharmaResearch Co. Ltd.	22,522	7,003,296
Pharmicell Co. Ltd.	14,652	118,564
PI Advanced Materials Co. Ltd.	17,959	262,756
Pond Group Co. Ltd.	13,887	54,315
Poongsan Corp.	54,863	3,273,860
Posco DX Co. Ltd.	49,364	777,814
POSCO Future M Co. Ltd.	18,916	2,756,245
POSCO Holdings, Inc., ADR	692,943	42,512,053
Posco International Corp.	302,281	11,838,497
Posco M-Tech Co. Ltd.	69	654
PSK Holdings, Inc.	10,733	970,635
PSK, Inc.	46,377	4,297,779
Pulmuone Co. Ltd.	3,081	22,179
RFHIC Corp.(2)	20,253	691,327
S&S Tech Corp.	6,600	199,059
S-1 Corp.	6,776	404,239
Sam Chun Dang Pharm Co. Ltd.	1,941	237,952
Sam Young Electronics Co. Ltd.	3,086	27,771
Samchully Co. Ltd.	901	87,766
Samjin Pharmaceutical Co. Ltd.	1,819	24,941
Samlip Co. Ltd.	1,750	52,833
Samsung Biologics Co. Ltd.(2)	5,267	5,839,249
Samsung C&T Corp.	51,432	13,994,353
Samsung Card Co. Ltd.	2,438	83,611
Samsung E&A Co. Ltd.	1,176,958	40,345,509

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Samsung Electro-Mechanics Co. Ltd.	96,508	$101,779,678
Samsung Electronics Co. Ltd., GDR	312,327	1,452,392,791
Samsung Episholdings Co. Ltd.(2)	11,895	3,359,972
Samsung Fire & Marine Insurance Co. Ltd.	119,950	58,060,123
Samsung Heavy Industries Co. Ltd.(2)	2,775,707	42,178,647
Samsung Life Insurance Co. Ltd.	96,821	21,520,653
Samsung SDI Co. Ltd.(2)	49,650	20,838,097
Samsung SDS Co. Ltd.	31,507	5,502,998
Samsung Securities Co. Ltd.	322,402	20,610,086
Samwha Capacitor Co. Ltd.	1,445	117,745
Samyang Biopharmaceuticals Corp.(2)	1,753	70,783
Samyang Corp.	1,845	61,905
Samyang Foods Co. Ltd.	10,070	11,271,679
Samyang Holdings Corp.	1,649	72,614
Sang-A Frontec Co. Ltd.	2,323	25,643
SD Biosensor, Inc.(2)	41,043	183,217
SeAH Besteel Holdings Corp.	96,865	2,890,618
SeAH Steel Corp.	5,017	508,627
SeAH Steel Holdings Corp.	3,380	249,959
Sebang Co. Ltd.	11,290	111,368
Sebang Global Battery Co. Ltd.	19,523	968,501
Seegene, Inc.	46,323	1,135,921
Seobu T&D(2)	25,452	206,772
Seojin System Co. Ltd.(2)	17,366	492,752
Seoul Guarantee Insurance Co.	927	29,445
Seoul Semiconductor Co. Ltd.(2)	58,387	415,362
Seoyon E-Hwa Co. Ltd.	36,492	325,452
SFA Engineering Corp.	21,698	378,922
SFA Semicon Co. Ltd.(2)	55,863	231,137
SGC Energy Co. Ltd.	1,849	74,811
Shinhan Financial Group Co. Ltd., ADR	1,585,472	125,521,818
Shinsegae International, Inc.	15,239	120,384
Shinsegae, Inc.	51,702	15,586,498
Shinsung E&G Co. Ltd.(2)	1,308	16,238
Shinyoung Securities Co. Ltd.	725	82,409
SillaJen, Inc.(2)	210	396
SIMMTECH Co. Ltd.	28,339	2,654,293
SK Biopharmaceuticals Co. Ltd.(2)	14,498	924,954
SK Bioscience Co. Ltd.(2)	917	25,727
SK Chemicals Co. Ltd.	25,070	972,551
SK Discovery Co. Ltd.	27,050	1,005,240
SK Eternix Co. Ltd.(2)	17,959	719,885
SK Gas Ltd.	5,017	833,593
SK Hynix, Inc.	1,291,268	1,562,805,606
SK IE Technology Co. Ltd.(2)	9,726	114,819
SK Innovation Co. Ltd.(2)	45,315	4,141,341
SK Networks Co. Ltd.	789,755	3,777,322
SK oceanplant Co. Ltd.(2)	13,874	139,492
SK Securities Co. Ltd.(2)	140,598	261,166
SK Telecom Co. Ltd., ADR	920,215	35,327,054
SK, Inc.	42,074	16,594,616
SKC Co. Ltd.(2)	750	49,055
SL Corp.	91,556	3,551,501

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
SM Entertainment Co. Ltd.	21,227	$1,158,410
SNT Dynamics Co. Ltd.	30,773	657,816
SNT Motiv Co. Ltd.	46,512	883,437
S-Oil Corp.	231,208	25,313,488
Songwon Industrial Co. Ltd.	5,948	49,777
Soop Co. Ltd.	18,152	507,866
Soulbrain Co. Ltd.	6,865	1,711,013
Soulbrain Holdings Co. Ltd.	16,239	516,582
SPG Co. Ltd.(2)	22,550	1,530,920
ST Pharm Co. Ltd.	4,811	370,196
Studio Dragon Corp.(2)	33,926	554,624
Sun Kwang Co. Ltd.	716	10,900
Sung Kwang Bend Co. Ltd.	44,555	1,040,852
Sungwoo Hitech Co. Ltd.	139,343	614,913
Taekwang Industrial Co. Ltd.	111	75,525
Taewoong Co. Ltd.(2)	12,447	282,211
Taeyoung Engineering & Construction Co. Ltd.(2)	4,045	5,045
Taihan Cable & Solution Co. Ltd.(2)	12,528	267,499
TES Co. Ltd.	46,392	4,792,197
TK Corp.(2)	34,054	651,336
TKG Huchems Co. Ltd.	31,262	374,964
Tokai Carbon Korea Co. Ltd.	4,217	760,924
Tongyang, Inc.(2)	1,415	1,110
Toptec Co. Ltd.	329	798
TY Holdings Co. Ltd.(2)	2,617	3,756
Unid Co. Ltd.	10,505	507,262
Value Added Technology Co. Ltd.	4,998	68,582
Vieworks Co. Ltd.	968	19,160
VT Co. Ltd.(2)	48,990	462,258
Webzen, Inc.	10,007	81,819
Whanin Pharmaceutical Co. Ltd.	148	1,106
Winix, Inc.	1,433	3,602
WiSoL Co. Ltd.(2)	6,266	28,168
Won Tech Co. Ltd.	16,167	59,522
Wonik Holdings Co. Ltd.(2)	5,541	75,569
WONIK IPS Co. Ltd.	60,339	4,874,542
Wonik Materials Co. Ltd.	745	17,843
Wonik QnC Corp.	13,043	248,775
Woongjin Thinkbig Co. Ltd.	69,160	64,411
Woori Financial Group, Inc.	3,056,812	74,922,352
Woori Technology Investment Co. Ltd.(2)	66,766	294,894
W-Scope Chungju Plant Co. Ltd.(2)	3,992	28,635
Y G-1 Co. Ltd.	6	62
YG Entertainment, Inc.	9,833	294,961
Youlchon Chemical Co. Ltd.	3,021	37,138
Young Poong Corp.	3,574	104,427
Youngone Corp.	45,146	2,380,514
Youngone Holdings Co. Ltd.	10,183	1,252,334
Yuanta Securities Korea Co. Ltd.	56,886	195,946
Yuhan Corp.	16,534	1,011,495
Zinus, Inc.	14,391	76,129
		5,602,969,065

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Taiwan — 27.5%
Abico Avy Co. Ltd.(1)	40,567	$58,506
Ability Enterprise Co. Ltd.(1)	635,527	1,374,631
AcBel Polytech, Inc.(2)	96,482	136,464
Accton Technology Corp.	468,000	29,962,592
Acer Cyber Security, Inc.	7,736	40,111
Acer, Inc.(1)	3,151,000	3,127,969
ACES Electronic Co. Ltd.(1)	370,486	1,622,824
Acon Holding, Inc.(2)	277,000	44,321
Acter Group Corp. Ltd.(1)	473,414	12,891,218
ADATA Technology Co. Ltd.(1)	2,317,488	30,200,753
Advanced International Multitech Co. Ltd.	194,000	309,220
Advanced Optoelectronic Technology, Inc.(2)	23,000	13,296
Advanced Power Electronics Corp.	108,000	608,378
Advanced Wireless Semiconductor Co.(1)(2)	71,000	264,168
Advancetek Enterprise Co. Ltd.(2)	555,000	512,396
Advantech Co. Ltd.(2)	102,710	2,189,003
AGV Products Corp.	300,000	94,471
AIC, Inc.(1)	96,000	1,824,677
Airtac International Group	4,185	187,963
Alchip Technologies Ltd.	61,000	7,831,860
Allied Supreme Corp.(1)	43,000	287,685
Alltek Technology Corp.	619,005	895,229
Alltop Technology Co. Ltd.(1)	72,252	646,742
Alpha Networks, Inc.(1)(2)	153,772	138,120
Altek Corp.(1)	827,488	1,030,210
Amazing Microelectronic Corp.(1)	100,259	252,255
Ambassador Hotel(1)	53,000	74,194
Ampak Technology, Inc.(1)	43,000	85,248
Ampire Co. Ltd.	63,000	48,762
AMPOC Far-East Co. Ltd.(1)	81,104	459,184
AmTRAN Technology Co. Ltd.(1)	1,544,676	2,057,033
Anderson Industrial Corp.(1)	194,000	117,988
Anji Technology Co. Ltd.	397	456
Apacer Technology, Inc.(1)	53,000	379,851
APAQ Technology Co. Ltd.	12,000	87,790
Apex Dynamics, Inc.(1)	28,000	406,028
Apex International Co. Ltd.(2)	17,901	22,764
Arcadyan Technology Corp.(1)(2)	200,061	995,804
Ardentec Corp.	3,582,000	25,742,015
Argosy Research, Inc.(1)	136,545	587,655
ASE Technology Holding Co. Ltd., ADR	3,866,326	142,860,746
Asia Cement Corp.(1)	3,521,000	3,835,122
Asia Optical Co., Inc.	192,000	864,919
Asia Polymer Corp.(1)	388,007	176,250
Asia Tech Image, Inc.	145,000	315,388
Asia Vital Components Co. Ltd.(1)	768,243	82,920,562
ASIX Electronics Corp.	11,000	34,854
ASolid Technology Co. Ltd.	21,000	41,263
ASPEED Technology, Inc.	9,240	4,675,392
ASROCK, Inc.	3,000	21,015
Asustek Computer, Inc.	1,261,000	39,696,551
ATE Energy International Co. Ltd.(1)	104,595	100,529

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Aten International Co. Ltd.	9,000	$22,179
Audix Corp.	19,000	40,063
AUO Corp.(1)	9,759,160	8,201,958
AURAS Technology Co. Ltd.(1)	36,000	1,418,850
AVer Information, Inc.	14,000	15,602
Avermedia Technologies(1)	458,000	631,748
Axiomtek Co. Ltd.	45,000	174,331
Azurewave Technologies, Inc.	70,000	111,262
Bafang Yunji International Co. Ltd.	77,700	445,827
Bank of Kaohsiung Co. Ltd.	588,551	219,835
Basso Industry Corp.	65,000	66,997
BenQ Materials Corp.(1)	108,000	87,132
BES Engineering Corp.(2)	7,439,195	2,825,289
Bin Chuan Enterprise Co. Ltd.(1)(2)	23,000	33,221
B'in Live Co. Ltd.(1)	129,871	313,558
Bioteque Corp.	27,000	96,995
Bizlink Holding, Inc.(1)	282,258	19,284,207
Bon Fame Co. Ltd.	34,000	59,447
Bonny Worldwide Ltd.	51,000	148,170
Bora Pharmaceuticals Co. Ltd.(1)	8,572	117,008
Brighton-Best International Taiwan, Inc.	206,000	238,630
Brillian Network & Automation Integrated System Co. Ltd.(1)	205,000	2,332,571
C Sun Manufacturing Ltd.	40,976	791,067
Capital Futures Corp.	190,000	380,334
Capital Securities Corp.	2,289,144	2,236,792
Career Technology MFG. Co. Ltd.(1)(2)	601,961	336,656
Catcher Technology Co. Ltd.(1)	4,895,000	32,164,386
Cathay Financial Holding Co. Ltd.	30,809,062	107,380,519
Cayman Engley Industrial Co. Ltd.(2)	7,000	4,377
Cenra, Inc.	164,000	179,813
Center Laboratories, Inc.(1)	71,889	70,792
Central Reinsurance Co. Ltd.	2,081,585	3,035,924
Century Iron & Steel Industrial Co. Ltd.(1)	413,000	1,175,078
Chailease Holding Co. Ltd.(1)	1,965,368	7,244,727
Chain Chon Industrial Co. Ltd.	43,000	13,758
Champion Building Materials Co. Ltd.	81,900	20,678
Chang Hwa Commercial Bank Ltd.	9,500,380	7,531,892
Chang Wah Electromaterials, Inc.	193,000	305,408
Chang Wah Technology Co. Ltd.	17,500	39,369
Channel Well Technology Co. Ltd.(1)	429,000	701,605
Charoen Pokphand Enterprise	542,600	1,838,249
CHC Healthcare Group(1)	217,000	175,837
Chen Full International Co. Ltd.	16,000	33,307
Chenbro Micom Co. Ltd.(1)	72,000	2,200,157
Cheng Fwa Industrial Co. Ltd.(1)(2)	332,000	320,378
Cheng Loong Corp.	1,363,000	1,082,867
Cheng Mei Materials Technology Corp.(1)(2)	576,158	384,517
Cheng Shin Rubber Industry Co. Ltd.	3,451,000	3,363,680
Cheng Uei Precision Industry Co. Ltd.(1)	492,000	697,508
Chenming Electronic Technology Corp.(1)	215,000	593,846
Chia Chang Co. Ltd.	30,000	31,352
Chia Hsin Cement Corp.	128,520	53,488
Chicony Electronics Co. Ltd.(1)	1,461,000	4,905,837

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Chicony Power Technology Co. Ltd.(1)	187,000	$465,733
Chieftek Precision Co. Ltd.	1,100	4,801
Chien Kuo Construction Co. Ltd.(1)	336,000	553,983
China Airlines Ltd.	4,181,000	2,665,610
China Bills Finance Corp.	155,000	80,632
China Container Terminal Corp.(1)	207,000	148,094
China Ecotek Corp.	32,000	46,202
China Electric Manufacturing Corp.	450,000	169,517
China General Plastics Corp.(1)	157,722	62,389
China Glaze Co. Ltd.(1)	71,000	87,327
China Man-Made Fiber Corp.(2)	905,320	311,405
China Metal Products	738,000	535,168
China Motor Corp.(1)	405,800	690,275
China Petrochemical Development Corp.(1)(2)	5,557,980	1,432,732
China Steel Chemical Corp.	39,000	105,833
China Steel Corp.(1)	16,723,000	9,988,750
China Wire & Cable Co. Ltd.	113,000	108,809
Chinese Maritime Transport Ltd.(1)	327,000	623,496
Ching Feng Home Fashions Co. Ltd.	182,000	112,418
Chin-Poon Industrial Co. Ltd.(1)	1,815,000	2,510,742
Chipbond Technology Corp.(1)	1,629,000	9,017,316
ChipMOS Technologies, Inc.(2)	1,258,000	3,515,381
Chlitina Holding Ltd.(2)	54,026	143,286
Chong Hong Development Co. Ltd.(1)	545,064	1,295,167
Chroma ATE, Inc.	2,637,000	162,997,544
Chun Yuan Steel Industry Co. Ltd.	649,000	464,523
Chung Hung Steel Corp.(2)	180,000	96,721
Chung Hwa Pulp Corp.(2)	96,000	41,475
Chung-Hsin Electric & Machinery Manufacturing Corp.(1)	4,059,000	20,975,656
Chunghwa Chemical Synthesis & Biotech Co. Ltd.(2)	98,000	111,056
Chunghwa Precision Test Tech Co. Ltd.(1)	22,000	1,971,415
Chunghwa Telecom Co. Ltd., ADR	614,043	26,532,798
Cleanaway Co. Ltd.(1)	1,080,000	911,825
Clevo Co.	99,000	148,940
CMC Magnetics Corp.	1,164,063	401,337
Collins Co. Ltd.	86,000	37,411
Compal Electronics, Inc.(1)	6,728,000	8,552,243
Compeq Manufacturing Co. Ltd.(1)	3,863,517	30,237,651
Concord International Securities Co. Ltd.	1,501,413	1,690,474
Concord Securities Co. Ltd.(1)	2,988,390	1,996,865
Continental Holdings Corp.	521,000	321,084
Contrel Technology Co. Ltd.(1)	79,000	249,020
Coremax Corp.(1)	56,026	154,614
Coretronic Corp.(2)	274,000	726,968
Co-Tech Development Corp.(1)	4,759,000	81,059,632
Creative Sensor, Inc.(1)	175,500	230,093
Cryomax Cooling System Corp.(2)	143,077	109,500
CTBC Financial Holding Co. Ltd.(1)	52,164,000	106,413,807
CTCI Corp.(2)	1,870,898	2,388,508
CviLux Corp.(1)	197,200	739,164
CyberPower Systems, Inc.(1)	134,000	1,072,495
DA CIN Construction Co. Ltd.	399,400	1,137,019
Dafeng TV Ltd.(2)	4,000	5,163

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Da-Li Development Co. Ltd.(1)	942,008	$1,398,835
Darfon Electronics Corp.	176,000	172,598
Darwin Precisions Corp.	154,800	61,971
Daxin Materials Corp.(1)	159,000	1,480,712
De Licacy Industrial Co. Ltd.(2)	241,164	77,134
Delta Electronics, Inc.	2,607,000	151,244,468
Depo Auto Parts Ind Co. Ltd.(1)	248,000	1,081,661
Desiccant Technology Corp.	6,050	41,871
Dimerco Express Corp.	222,925	548,285
DingZing Advanced Materials, Inc.(1)	59,000	209,436
D-Link Corp.(1)(2)	1,473,600	924,056
Double Bond Chemical Industry Co. Ltd.	1,134	8,599
Dr. Wu Skincare Co. Ltd.	12,000	33,932
Dynamic Holding Co. Ltd.(1)	1,055,523	4,005,691
Dynamic Medical Technologies, Inc.	37,268	61,444
Dynapack International Technology Corp.(1)	1,213,000	14,768,858
E Ink Holdings, Inc.(1)	195,000	961,592
E.Sun Financial Holding Co. Ltd.	18,335,519	22,978,258
Eastech Holding Ltd.(1)	156,000	296,940
Eastern Media International Corp.(2)	80,785	46,723
Eclat Textile Co. Ltd.	170,000	1,655,291
ECOVE Environment Corp.	7,000	59,695
Edimax Technology Co. Ltd.	86,000	37,249
Edison Opto Corp.(2)	81,911	57,549
Edom Technology Co. Ltd.	36,200	62,648
Elan Microelectronics Corp.(1)	1,599,000	6,830,860
E-Lead Electronic Co. Ltd.(1)	119,000	168,584
E-LIFE MALL Corp.	4,000	6,468
Elite Advanced Laser Corp.(1)	79,000	1,608,408
Elite Material Co. Ltd.	324,000	55,974,364
Elite Semiconductor Microelectronics Technology, Inc.(1)	1,670,000	15,382,404
Elitegroup Computer Systems Co. Ltd.(1)(2)	198,000	122,288
eMemory Technology, Inc.(1)	51,000	3,859,138
Emerging Display Technologies Corp.	104,000	66,203
Ennostar, Inc.(1)(2)	1,037,375	2,013,315
Eson Precision Ind Co. Ltd.	136,000	386,494
Eternal Materials Co. Ltd.(1)	1,163,061	3,023,721
Etron Technology, Inc.(2)	231,000	858,652
Eurocharm Holdings Co. Ltd.	6,000	35,226
Eva Airways Corp.(1)	10,050,000	13,303,322
Everest Textile Co. Ltd.(2)	2,322	483
Evergreen Aviation Technologies Corp.(1)	333,000	1,815,372
Evergreen International Storage & Transport Corp.(1)	519,000	862,067
Evergreen Marine Corp. Taiwan Ltd.(1)	6,337,676	46,664,361
EVERGREEN Steel Corp.(1)	327,000	851,346
Everlight Chemical Industrial Corp.(1)(2)	1,240,000	1,692,607
Everlight Electronics Co. Ltd.(1)(2)	1,298,000	2,704,059
Evertop Wire Cable Corp.(1)	331,000	203,856
Excelliance Mos Corp.	14,000	42,886
Excelsior Medical Co. Ltd.	99,161	222,526
Far Eastern Department Stores Ltd.(1)	1,562,000	1,100,281
Far Eastern International Bank	5,169,151	2,199,974
Far Eastern New Century Corp.	3,391,000	3,031,842

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Far EasTone Telecommunications Co. Ltd.(1)(2)	6,440,673	$20,503,879
Faraday Technology Corp.(1)	86,703	478,346
Farglory F T Z Investment Holding Co. Ltd.	173,486	282,194
Farglory Land Development Co. Ltd.(1)	294,000	571,938
Federal Corp.(1)(2)	89,000	51,853
Feedback Technology Corp.(1)	31,321	214,658
Feng Hsin Steel Co. Ltd.	307,000	617,711
Feng TAY Enterprise Co. Ltd.(1)	246,376	525,392
FineTek Co. Ltd.	41,858	135,834
Firich Enterprises Co. Ltd.(1)(2)	41,064	30,033
First Financial Holding Co. Ltd.	23,875,468	26,568,066
First Hi-Tec Enterprise Co. Ltd.(1)	62,793	528,986
First Insurance Co. Ltd.	236,000	209,465
First Steamship Co. Ltd.(2)	979,210	210,036
Fitipower Integrated Technology, Inc.(1)	189,484	970,393
FLEXium Interconnect, Inc.(1)(2)	2,059,000	4,861,115
Flytech Technology Co. Ltd.(1)	112,000	487,502
FocalTech Systems Co. Ltd.(1)	122,804	188,059
Forcecon Tech Co. Ltd.(1)	81,293	189,888
Forest Water Environment Engineering Co. Ltd.(2)	72	104
Formosa Advanced Technologies Co. Ltd.	41,000	82,252
Formosa Chemicals & Fibre Corp.	3,838,000	8,268,280
Formosa International Hotels Corp.(1)	133,000	742,143
Formosa Laboratories, Inc.(1)	160,000	245,810
Formosa Oilseed Processing Co. Ltd.	54,279	43,983
Formosa Optical Technology Co. Ltd.	23,000	66,787
Formosa Petrochemical Corp.	50,000	115,869
Formosa Plastics Corp.	3,310,000	6,913,195
Formosa Sumco Technology Corp.(1)	7,000	83,643
Formosa Taffeta Co. Ltd.(1)	312,000	178,508
Formosan Rubber Group, Inc.	78,300	66,410
Formosan Union Chemical Corp.(1)	533,650	562,784
Fortune Electric Co. Ltd.	82,522	1,894,643
Foxconn Technology Co. Ltd.(1)	1,269,000	2,588,159
Foxsemicon Integrated Technology, Inc.	103,000	905,848
Franbo Lines Corp.(1)	574,344	324,076
Froch Enterprise Co. Ltd.	118,000	84,233
FSP Technology, Inc.(1)	226,000	380,465
Fu Hua Innovation Co. Ltd.(1)	1,754,411	777,143
Fubon Financial Holding Co. Ltd.	28,976,918	131,552,555
Fulgent Sun International Holding Co. Ltd.(1)	437,417	985,688
Fulltech Fiber Glass Corp.(1)(2)	175,727	699,976
Fusheng Precision Co. Ltd.(1)	143,000	1,295,204
G Shank Enterprise Co. Ltd.(1)	187,433	741,460
Galaxy Software Services Corp.	17,814	54,464
Gamania Digital Entertainment Co. Ltd.(1)	303,000	393,449
GEM Services, Inc.(1)	78,000	342,888
Gemtek Technology Corp.(1)	472,000	538,691
General Interface Solution GIS Holding Ltd.(1)(2)	189,000	426,343
General Plastic Industrial Co. Ltd.(2)	98,000	61,642
Generalplus Technology, Inc.	27,000	43,340
Genesys Logic, Inc.(1)	53,000	162,407
Genius Electronic Optical Co. Ltd.(1)	426,079	13,499,921

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Getac Holdings Corp.(1)	346,000	$1,275,858
GFC Ltd.	1,000	3,831
Giant Manufacturing Co. Ltd.(1)	898,885	2,890,378
Giantplus Technology Co. Ltd.(2)	150,000	76,093
Gigabyte Technology Co. Ltd.(1)	3,361,000	37,942,241
Ginar Technology Co. Ltd.(2)	58,000	65,328
Global Brands Manufacture Ltd.(1)	567,307	1,496,169
Global Lighting Technologies, Inc.	26,000	27,688
Global Mixed Mode Technology, Inc.(1)	79,000	636,085
Global PMX Co. Ltd.	102,000	511,784
Global Unichip Corp.(1)	80,000	15,367,416
Globaltek Fabrication Co. Ltd.(1)	195,000	397,963
Globalwafers Co. Ltd.(1)	168,000	4,831,477
Globe Union Industrial Corp.	445,000	154,999
Gloria Material Technology Corp.(1)	675,000	705,320
GMI Technology, Inc.(1)(2)	63,614	103,069
Gold Circuit Electronics Ltd.(1)	1,025,600	37,626,711
Goldsun Building Materials Co. Ltd.(1)	1,602,674	1,576,194
Gordon Auto Body Parts(1)	337,000	289,917
Gourmet Master Co. Ltd.(1)(2)	126,000	326,061
Grand Fortune Securities Co. Ltd.(1)	620,600	293,363
Grand Pacific Petrochemical(1)(2)	4,354,486	2,133,271
Grand Process Technology Corp.	19,000	1,443,323
Grape King Bio Ltd.(1)	143,000	403,135
Great China Metal Industry	9,000	6,102
Great Tree Pharmacy Co. Ltd.	14,023	30,146
Great Wall Enterprise Co. Ltd.(1)	2,001,220	3,242,390
Greatek Electronics, Inc.(1)	424,000	1,542,927
GTM Holdings Corp.	22,000	22,189
Hai Kwang Enterprise Corp.(1)(2)	81,396	33,226
Hannstar Board Corp.(1)	703,932	1,641,629
HannStar Display Corp.(1)(2)	2,606,000	1,191,490
HannsTouch Holdings Co.(2)	303,000	129,321
Hanpin Electron Co. Ltd.	82,000	125,412
Harmony Electronics Corp.	17,000	21,515
Harvatek Corp.(2)	62,000	55,604
HD Renewable Energy Co. Ltd.(1)	125,081	272,071
Heran Co. Ltd.	9,744	16,099
Highlight Tech Corp.(1)	12,800	32,948
Highwealth Construction Corp.(1)	2,461,669	3,620,217
Hi-Lai Foods Co. Ltd.	41,000	234,808
HIM International Music, Inc.	78,000	209,494
Hiroca Holdings Ltd.	47,000	21,453
Hitron Technology, Inc.(1)(2)	106,000	83,831
Hiwin Technologies Corp.(1)	2,965,451	32,711,438
Hiyes International Co. Ltd.	202,889	451,287
Ho Tung Chemical Corp.(1)	1,420,000	757,830
Hocheng Corp.(1)	321,320	252,062
Holdings-Key Electric Wire & Cable Co. Ltd.(1)(2)	242,800	306,783
Holiday Entertainment Co. Ltd.	11,050	17,800
Holy Stone Enterprise Co. Ltd.(1)	81,900	1,914,530
Hon Hai Precision Industry Co. Ltd.	23,633,000	186,152,154
Hong Ho Precision Textile Co. Ltd.(1)	94,000	40,282

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Hong Pu Real Estate Development Co. Ltd.	68,000	$44,582
Hong TAI Electric Industrial	358,000	396,011
Horizon Securities Co. Ltd.(1)	722,120	368,541
Hota Industrial Manufacturing Co. Ltd.(2)	3,000	4,694
Hotai Finance Co. Ltd.	194,062	368,160
Hotai Motor Co. Ltd.	78,760	1,273,760
Hsin Ba Ba Corp.(1)	30,391	39,124
Hsin Kuang Steel Co. Ltd.	2,000	2,838
Hsin Yung Chien Co. Ltd.	9,900	27,869
Hsing TA Cement Co.	62,000	26,289
HTC Corp.(1)	113,000	143,205
Hu Lane Associate, Inc.(1)	240,612	951,556
Hua Nan Financial Holdings Co. Ltd.(1)	10,233,515	13,343,429
Huaku Development Co. Ltd.	289,679	848,250
Huang Hsiang Construction Corp.(1)	304,271	328,420
Hung Ching Development & Construction Co. Ltd.(1)	232,000	312,948
Hung Sheng Construction Ltd.	820,880	450,221
Huxen Corp.	2,000	2,616
Hwa Fong Rubber Industrial Co. Ltd.	148,000	69,063
Hwacom Systems, Inc.(1)	395,000	522,419
Hwang Chang General Contractor Co. Ltd.(1)	834,835	1,047,280
IBF Financial Holdings Co. Ltd.(2)	2,051,213	1,031,089
Ichia Technologies, Inc.(1)	471,000	885,678
I-Chiun Precision Industry Co. Ltd.(1)	382,325	3,165,587
IEI Integration Corp.(1)	219,000	623,141
IKKA Holdings Cayman Ltd.	23,051	42,578
Infortrend Technology, Inc.(1)	92,000	111,223
Info-Tek Corp.	19,000	17,340
Innodisk Corp.(1)	59,957	2,742,773
Innolux Corp.(1)	43,312,735	68,090,089
Inpaq Technology Co. Ltd.(1)	54,611	133,648
Insyde Software Corp.	21,600	147,803
Intai Technology Corp.	18,000	79,430
Integrated Service Technology, Inc.(1)	275,724	1,199,040
International CSRC Investment Holdings Co.(1)(2)	704,000	231,895
International Games System Co. Ltd.(1)	355,000	8,164,222
Inventec Corp.(1)	5,104,000	10,731,948
Iron Force Industrial Co. Ltd.(1)	156,787	369,950
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	13,762
ITE Technology, Inc.(1)(2)	450,000	1,823,188
ITEQ Corp.(1)	1,130,000	19,506,821
ITH Corp.(1)	359,000	356,976
J&V Energy Technology Co. Ltd.	4,000	8,389
Jarllytec Co. Ltd.(1)	42,025	116,135
Jean Co. Ltd.	219,992	133,731
Jentech Precision Industrial Co. Ltd.	3,299	622,496
Jetwell Computer Co. Ltd.(1)	117,600	807,771
Jiin Yeeh Ding Enterprise Co. Ltd.(2)	76,400	238,885
Jinan Acetate Chemical Co. Ltd.(1)(2)	2,884,350	4,212,827
Johnson Health Tech Co. Ltd.(1)	112,000	444,699
Jourdeness Group Ltd.	45,000	36,809
JPC connectivity, Inc.(1)	214,000	2,039,332
JPP Holding Co. Ltd.(1)	100,000	1,018,438

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
K Laser Technology, Inc.(2)	38,000	$22,285
Kaimei Electronic Corp.(1)	187,200	749,771
Kaori Heat Treatment Co. Ltd.(1)	53,000	1,958,682
Kedge Construction Co. Ltd.	49,434	166,000
KEE TAI Properties Co. Ltd.	183,715	51,188
Kenda Rubber Industrial Co. Ltd.	235,041	126,806
Kerry TJ Logistics Co. Ltd.	138,000	124,214
Keystone Microtech Corp.(1)	9,000	343,199
KGI Financial Holding Co. Ltd.	3,321,833	3,546,078
KGI Financial Holding Co. Ltd., Preference Shares	402,360	103,880
Kindom Development Co. Ltd.(1)	1,642,520	1,886,959
King Polytechnic Engineering Co. Ltd.	161,200	243,951
King Slide Works Co. Ltd.	3,000	1,339,912
King Yuan Electronics Co. Ltd.	4,409,500	35,686,354
Kinik Co.(1)(2)	64,000	1,377,383
Kinko Optical Co. Ltd.(1)	66,000	165,246
Kinpo Electronics(1)	3,023,000	3,084,061
Kinsus Interconnect Technology Corp.(1)	321,265	8,290,403
KMC Kuei Meng International, Inc.	14,000	41,311
KNH Enterprise Co. Ltd.(2)	99,000	43,536
KS Terminals, Inc.(1)	193,000	419,646
Kuang Hong Arts Management, Inc.(1)(2)	29,000	88,022
Kung Long Batteries Industrial Co. Ltd.(1)	59,000	220,397
Kung Sing Engineering Corp.(1)	1,085,400	364,519
Kuo Toong International Co. Ltd.(1)	3,365,000	5,378,768
Kuo Yang Construction Co. Ltd.	108,727	58,252
Kura Sushi Asia Co. Ltd.	21,000	45,436
Kwong Lung Enterprise Co. Ltd.(1)(2)	77,000	99,525
L&K Engineering Co. Ltd.(1)	1,274,682	30,325,258
La Kaffa International Co. Ltd.	7,000	14,186
Lanner Electronics, Inc.(1)	157,940	407,332
Largan Precision Co. Ltd.(1)	83,000	19,984,552
Lealea Enterprise Co. Ltd.(2)	529,040	118,341
Lelon Electronics Corp.(1)	151,138	1,066,917
Lemtech Holdings Co. Ltd.(1)	112,350	348,335
Leo Systems, Inc.	37,000	41,832
Leofoo Development Co. Ltd.(2)	224,000	111,607
Li Peng Enterprise Co. Ltd.(2)	700,000	150,830
Lian HWA Food Corp.	69,407	176,093
Lida Holdings Ltd.	24,000	12,708
Lien Hwa Industrial Holdings Corp.	9,947	13,107
Life Travel & Tourist Service Co. Ltd.	21,000	58,896
Lingsen Precision Industries Ltd.(1)(2)	297,000	292,607
Lion Travel Service Co. Ltd.(1)	1,524,098	6,915,606
Lite-On Technology Corp.	7,228,000	69,432,516
Liton Technology Corp.(1)	86,000	199,332
Long Bon International Co. Ltd.(2)	262,800	96,924
Longchen Paper & Packaging Co. Ltd.(2)	540,889	189,296
Longwell Co.(1)	384,000	3,067,883
Lotes Co. Ltd.(1)	67,776	3,606,275
Lotus Pharmaceutical Co. Ltd.(1)	282,628	1,656,287
Loyalty Founder Enterprise Co. Ltd.	40,000	30,713
Lucky Cement Corp.	155,000	57,175

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Lumax International Corp. Ltd.	54,000	$198,225
Lung Yen Life Service Corp.(1)(2)	293,000	466,332
Lungteh Shipbuilding Co. Ltd.(1)	46,200	204,530
M3 Technology, Inc.	54,000	137,772
Macauto Industrial Co. Ltd.(2)	25,000	42,549
Macnica Anstek, Inc.(1)	148,000	383,645
Macroblock, Inc.	27,000	43,163
Macronix International Co. Ltd.(2)	2,664,000	10,578,389
MacroWell OMG Digital Entertainment Co. Ltd.	19,000	37,972
Makalot Industrial Co. Ltd.(1)	1,141,941	6,998,985
Marketech International Corp.(1)	107,000	1,634,997
Materials Analysis Technology, Inc.(1)	181,594	1,414,743
Mayer Steel Pipe Corp.	241,200	165,734
Mechema Chemicals International Corp.	18,000	42,242
MedFirst Healthcare Services, Inc.	12,059	19,434
MediaTek, Inc.	2,121,000	262,418,579
Mega Financial Holding Co. Ltd.	9,185,227	14,060,482
Mega Union Technology, Inc.(1)	37,000	836,066
Meiloon Industrial Co.(1)	332,000	229,081
Mercuries & Associates Holding Ltd.(2)	761,184	419,819
Mercuries Life Insurance Co. Ltd.(2)	3,169,728	1,031,106
Merry Electronics Co. Ltd.(1)	367,462	912,601
Microbio Co. Ltd.(2)	8,309	3,942
Micro-Star International Co. Ltd.(1)	4,164,000	20,345,664
MIN AIK Technology Co. Ltd.(2)	35,000	29,244
Mirle Automation Corp.(1)(2)	32,000	181,529
Mitac Holdings Corp.(1)(2)	1,120,416	3,266,099
momo.com, Inc.	85,914	669,292
MOSA Industrial Corp.(1)(2)	324,329	171,696
Mosel Vitelic, Inc.(2)	79,000	99,866
Motech Industries, Inc.	2,451	1,857
MPI Corp.(1)	213,000	34,410,366
MSSCORPS Co. Ltd.(1)	47,324	775,147
My Humble House Hospitality Management Consulting	183,000	218,424
Myson Century, Inc.(1)	2,993,061	3,395,738
Nak Sealing Technologies Corp.(1)	37,000	135,296
Namchow Holdings Co. Ltd.(1)	334,000	344,798
Nan Kang Rubber Tire Co. Ltd.	880	866
Nan Liu Enterprise Co. Ltd.	6,000	7,073
Nan Pao Resins Chemical Co. Ltd.(1)	71,000	772,205
Nan Ya Plastics Corp.	3,706,000	28,311,672
Nan Ya Printed Circuit Board Corp.(1)	205,000	7,943,425
Nang Kuang Pharmaceutical Co. Ltd.	67,000	67,362
Nantex Industry Co. Ltd.	218,000	209,833
Nanya Technology Corp.(1)	2,498,000	42,730,676
National Aerospace Fasteners Corp.(1)	46,798	174,810
Netronix, Inc.(1)	43,000	120,079
Nexcom International Co. Ltd.	57,000	122,323
Nichidenbo Corp.(1)	111,000	611,858
Nidec Chaun-Choung Technology Corp.(2)	7,000	23,810
Nien Made Enterprise Co. Ltd.	197,000	2,321,621
Niko Semiconductor Co. Ltd.	42,610	84,617
Nishoku Technology, Inc.	11,000	37,637

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Nova Technology Corp.(1)	33,000	$289,775
Novatek Microelectronics Corp.(1)	570,000	9,704,675
Nuvoton Technology Corp.(1)(2)	203,428	769,215
O-Bank Co. Ltd.	2,796,430	912,354
Ocean Plastics Co. Ltd.(2)	30,000	30,519
Onyx Healthcare, Inc.	9,691	27,963
Optimax Technology Corp.	37,000	26,537
Orient Semiconductor Electronics Ltd.(1)	2,326,000	3,189,651
Oriental Union Chemical Corp.(2)	218,000	112,251
O-TA Precision Industry Co. Ltd.(1)	96,000	152,146
Pacific Construction Co.	125,000	33,730
Pacific Hospital Supply Co. Ltd.	11,099	27,256
Paiho Shih Holdings Corp.	152,250	78,024
Pan German Universal Motors Ltd.(1)	14,000	101,693
Pan Jit International, Inc.(1)	418,000	1,990,539
Pan-International Industrial Corp.(1)	892,000	1,315,506
Parade Technologies Ltd.	2,000	36,446
PCL Technologies, Inc.(1)	65,000	358,547
P-Duke Technology Co. Ltd.(2)	46,105	187,465
Pegatron Corp.(1)	8,253,000	23,690,403
Pegavision Corp.	60,685	764,047
PharmaEngine, Inc.(1)	65,000	120,886
Pharmally International Holding Co. Ltd.(2)	1,282	—
Phihong Technology Co. Ltd.(1)(2)	74,499	54,944
Phison Electronics Corp.(1)	123,000	8,392,003
Phoenix Silicon International Corp.(1)	1,334,364	10,132,906
Phoenix Tours International, Inc.	67,620	95,859
Pixart Imaging, Inc.(1)	249,000	1,506,927
Planet Technology Corp.	12,000	61,992
Podak Co. Ltd.	56,700	98,554
Pou Chen Corp.(1)	3,645,000	2,854,500
Power Wind Health Industry, Inc.	18,252	96,696
Powerchip Semiconductor Manufacturing Corp.(1)	1,645,000	3,784,355
Powertech Technology, Inc.(1)	4,938,000	43,094,841
Poya International Co. Ltd.	2,858,190	6,758,596
President Chain Store Corp.(1)	4,448,000	30,355,043
President Securities Corp.(1)	4,133,821	6,452,978
Primax Electronics Ltd.(1)	1,004,000	1,879,711
Prince Housing & Development Corp.	820,000	214,552
Promate Electronic Co. Ltd.(1)(2)	321,196	486,981
Prosperity Dielectrics Co. Ltd.(1)(2)	32,000	248,082
Qisda Corp.	243,200	217,227
QST International Corp.	69,596	85,778
Quang Viet Enterprise Co. Ltd.(2)	6,438	12,026
Quanta Computer, Inc.(1)	5,075,000	54,167,502
Quanta Storage, Inc.(1)	585,000	1,238,684
Quintain Steel Co. Ltd.(2)	191,948	55,260
Radiant Opto-Electronics Corp.	3,613,500	10,389,610
Radium Life Tech Co. Ltd.(1)	1,730,498	542,993
Raydium Semiconductor Corp.(1)	32,000	220,907
Realtek Semiconductor Corp.(1)	1,336,000	30,383,345
Rechi Precision Co. Ltd.	981,000	737,539
Rexon Industrial Corp. Ltd.(1)	295,000	310,397

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Rich Development Co. Ltd.(1)	1,828,250	$445,434
Richmond International Travel & Tours Co. Ltd.	62,400	115,610
Ritek Corp.(2)	64,281	22,516
Rodex Fasteners Corp.	64,000	44,688
Roo Hsing Co. Ltd.(2)	44,787	11,807
Ruentex Development Co. Ltd.(2)	2,484,260	2,177,594
Ruentex Engineering & Construction Co.(1)	87,127	469,742
Ruentex Industries Ltd.(1)	1,058,306	1,867,020
Run Long Construction Co. Ltd.	151,560	162,901
Sampo Corp.	50,000	36,648
San Fang Chemical Industry Co. Ltd.(1)	573,000	551,854
San Far Property Ltd.	67,000	36,432
San Fu Chemical Co. Ltd.	26,000	96,678
San Shing Fastech Corp.(2)	17,000	30,229
Sanyang Motor Co. Ltd.(1)	505,000	1,004,429
Savior Lifetec Corp.	159,132	99,027
Scientech Corp.(1)	127,000	2,896,217
ScinoPharm Taiwan Ltd.	2,000	1,198
SDI Corp.	15,000	109,857
Senao International Co. Ltd.	1,000	886
Senao Networks, Inc.(1)	112,174	433,019
Sercomm Corp.(1)	845,000	2,054,554
Sesoda Corp.(1)	773,997	1,235,559
Shanghai Commercial & Savings Bank Ltd.(1)	5,729,290	7,749,017
Sharehope Medicine Co. Ltd.	138,738	83,526
Sheng Yu Steel Co. Ltd.	51,000	35,293
ShenMao Technology, Inc.(1)	192,000	677,427
Shieh Yih Machinery Industry Co. Ltd.(1)(2)	279,000	231,198
Shih Her Technologies, Inc.(1)	91,234	513,375
Shih Wei Navigation Co. Ltd.(2)	349,706	186,899
Shin Foong Specialty & Applied Materials Co. Ltd.(2)	31,000	31,763
Shin Ruenn Development Co. Ltd.	172,890	174,369
Shin Zu Shing Co. Ltd.(1)	1,659,594	11,191,454
Shining Building Business Co. Ltd.(2)	540,000	123,541
Shinkong Insurance Co. Ltd.	483,000	2,419,522
Shinkong Synthetic Fibers Corp.(1)	2,135,000	1,655,214
Shiny Chemical Industrial Co. Ltd.(1)	69,098	357,021
ShunSin Technology Holding Ltd.(1)	12,000	172,490
Shuttle, Inc.	124,000	59,984
Sigurd Microelectronics Corp.(2)	2,895,063	19,023,393
Silergy Corp.	3,000	38,987
Silicon Integrated Systems Corp.(1)	233,612	376,326
Simplo Technology Co. Ltd.	212,000	2,698,838
Sinbon Electronics Co. Ltd.(2)	4,000	39,412
Sincere Navigation Corp.(1)	961,060	1,071,512
Singatron Enterprise Co. Ltd.	48,000	45,285
Sinher Technology, Inc.	15,000	8,914
Sinmag Equipment Corp.	59,000	197,126
Sino-American Silicon Products, Inc.(1)	3,404,000	19,091,366
Sinon Corp.	932,000	1,173,755
SinoPac Financial Holdings Co. Ltd.	32,776,198	42,480,671
Sinyi Realty, Inc.	34,000	21,608
Sitronix Technology Corp.(1)	2,234,000	20,351,222

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Siward Crystal Technology Co. Ltd.(1)(2)	221,000	$515,095
Soft-World International Corp.(1)(2)	160,000	495,704
Solar Applied Materials Technology Corp.(1)	264,670	858,901
Solomon Technology Corp.(1)	163,000	742,154
Solteam, Inc.	54,863	85,594
Sonix Technology Co. Ltd.	66,000	127,316
Speed Tech Corp.	1,000	883
Sporton International, Inc.(1)	106,000	643,173
Sports Gear Co. Ltd.(1)	234,000	479,311
St. Shine Optical Co. Ltd.(1)(2)	93,000	288,577
Standard Chemical & Pharmaceutical Co. Ltd.	17,600	31,463
Standard Foods Corp.	121,000	110,037
Stark Technology, Inc.	123,000	608,525
Sumeeko Industries Co. Ltd.	47,000	79,882
Sunjuice Holdings Co. Ltd.	3,000	17,156
Sunny Friend Environmental Technology Co. Ltd.	11,244	26,899
Sunonwealth Electric Machine Industry Co. Ltd.(1)	921,902	5,215,935
Sunplus Technology Co. Ltd.(2)	25,000	19,887
Sunrex Technology Corp.(1)	74,000	85,367
Sunspring Metal Corp.(2)	247,000	148,314
Sunty Development Co. Ltd.	100,000	43,512
Superalloy Industrial Co. Ltd.	196,000	407,793
Supreme Electronics Co. Ltd.	1,130,253	3,233,539
Swancor Holding Co. Ltd.(1)	232,000	749,974
Sweeten Real Estate Development Co. Ltd.	5,192	3,593
Symtek Automation Asia Co. Ltd.(1)	152,887	715,577
Syncmold Enterprise Corp.	48,000	115,708
Synnex Technology International Corp.(1)	1,215,000	3,329,911
Syntec Technology Co. Ltd.	8,000	573,650
Syscom Computer Engineering Co.(1)	78,000	128,554
Systex Corp.	56,000	323,859
T3EX Global Holdings Corp.	194,213	421,278
TA Chen Stainless Pipe(1)	5,281,603	8,123,771
Ta Ya Electric Wire & Cable	137,039	162,417
TAI Roun Products Co. Ltd.	23,000	7,795
TA-I Technology Co. Ltd.	31,750	123,751
Tai Tung Communication Co. Ltd.	46,174	23,218
Taichung Commercial Bank Co. Ltd.(1)	7,602,984	4,565,105
TaiDoc Technology Corp.	99,127	398,308
Taiflex Scientific Co. Ltd.	23,010	236,977
Taimide Tech, Inc.(1)	283,000	664,160
Tainan Enterprises Co. Ltd.	149,000	93,906
Tainan Spinning Co. Ltd.	189,000	82,784
Tai-Saw Technology Co. Ltd.(1)	75,000	113,133
TaiSol Electronics Co. Ltd.	13,000	26,262
Taisun Enterprise Co. Ltd.	107,000	48,922
Taita Chemical Co. Ltd.(1)	112,850	47,882
TAI-TECH Advanced Electronics Co. Ltd.	15,000	101,897
Taiwan Acceptance Corp.(1)	379,789	1,040,375
Taiwan Business Bank(1)	16,486,166	8,807,899
Taiwan Cogeneration Corp.	64,109	113,006
Taiwan Cooperative Financial Holding Co. Ltd.	6,637,801	5,346,449
Taiwan Fertilizer Co. Ltd.(1)	538,000	755,405

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Taiwan Fire & Marine Insurance Co. Ltd.	166,600	$306,142
Taiwan FU Hsing Industrial Co. Ltd.	151,200	183,037
Taiwan Glass Industry Corp.(1)(2)	1,035,000	1,982,488
Taiwan High Speed Rail Corp.(1)	784,000	642,746
Taiwan Hon Chuan Enterprise Co. Ltd.(1)	3,084,726	12,787,207
Taiwan Hopax Chemicals Manufacturing Co. Ltd.(1)	626,925	907,385
Taiwan Kong King Co. Ltd.(1)	43,000	64,630
Taiwan Line Tek Electronic	196,420	127,280
Taiwan Mask Corp.(2)	59,508	73,204
Taiwan Mobile Co. Ltd.(1)(2)	1,953,000	7,140,511
Taiwan Navigation Co. Ltd.(1)	535,000	521,953
Taiwan Paiho Ltd.(1)	665,000	876,648
Taiwan PCB Techvest Co. Ltd.	238,000	246,735
Taiwan Sakura Corp.	203,000	531,061
Taiwan Secom Co. Ltd.	156,450	522,676
Taiwan Semiconductor Co. Ltd.(1)	76,000	227,329
Taiwan Semiconductor Manufacturing Co. Ltd.	21,460,000	1,612,757,946
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,191,086	1,740,641,838
Taiwan Shin Kong Security Co. Ltd.	7,070	8,759
Taiwan Steel Union Co. Ltd.	22,000	75,237
Taiwan Styrene Monomer(2)	72,000	19,851
Taiwan Surface Mounting Technology Corp.(1)	4,247,000	26,694,498
Taiwan Takisawa Technology Co. Ltd.(2)	33,000	41,178
Taiwan TEA Corp.(2)	304,000	106,867
Taiwan Union Technology Corp.(1)	578,000	26,114,861
Taiyen Biotech Co. Ltd.	24,000	23,228
Tatung Co. Ltd.(1)(2)	1,966,500	1,737,908
Tatung System Technologies, Inc.	23,730	46,001
TBI Motion Technology Co. Ltd.(1)(2)	69,000	128,467
TCC Group Holdings Co. Ltd.(1)(2)	4,171,853	3,208,296
TCI Co. Ltd.(1)	275,000	1,091,944
Te Chang Construction Co. Ltd.	178,631	399,223
Team Group, Inc.(1)	18,000	156,629
Teco Electric & Machinery Co. Ltd.(1)	3,196,000	7,300,428
Tera Autotech Corp.(1)	114,000	128,664
Test Research, Inc.(1)	60,000	549,248
Test Rite International Co. Ltd.	33,000	22,785
Thermaltake Technology Co. Ltd.	97	78
Thinking Electronic Industrial Co. Ltd.(1)	68,000	540,160
Thye Ming Industrial Co. Ltd.(1)	279,275	614,561
Ton Yi Industrial Corp.(1)	2,122,000	1,019,819
Tong Hsing Electronic Industries Ltd.(2)	293,381	1,960,700
Tong Yang Industry Co. Ltd.(1)	1,644,000	4,273,615
Tong-Tai Machine & Tool Co. Ltd.(1)(2)	1,093,000	1,050,471
Top Bright Holding Co. Ltd.	6,400	52,459
Top Union Electronics Corp.	79,665	62,396
Topco Scientific Co. Ltd.(1)	532,553	8,645,454
Topkey Corp.(1)	171,000	872,893
Topoint Technology Co. Ltd.(1)	110,726	1,516,578
TPK Holding Co. Ltd.(1)	523,000	1,123,257
Trade-Van Information Services Co.	2,000	5,738
Transcend Information, Inc.(1)	335,000	3,109,552
Tripod Technology Corp.	4,429,000	69,288,001

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Trusval Technology Co. Ltd.(1)	91,372	$626,242
TS Financial Holding Co. Ltd.	41,272,522	50,157,476
TS Financial Holding Co. Ltd., Preference Shares	5,319,293	1,594,649
Tsang Yow Industrial Co. Ltd.(1)	169,000	152,873
Tsann Kuen Enterprise Co. Ltd.	102,589	57,564
TSEC Corp.(1)(2)	146,000	119,543
TSRC Corp.	845,000	756,268
TST Group Holding Ltd.	11,000	34,328
Ttet Union Corp.	22,000	108,845
TTFB Co. Ltd.	27,856	136,581
TTY Biopharm Co. Ltd.	169,000	414,456
Tung Ho Steel Enterprise Corp.(1)	1,134,760	2,890,642
Tung Thih Electronic Co. Ltd.	64,064	87,513
TXC Corp.(1)(2)	3,652,000	21,350,291
TYC Brother Industrial Co. Ltd.(1)	1,829,000	1,614,284
Tycoons Group Enterprise(2)	46,384	11,085
Tyntek Corp.(1)	66,000	203,372
UDE Corp.(1)	249,000	930,050
Ultra Chip, Inc.(2)	34,000	88,177
U-Ming Marine Transport Corp.(1)	863,000	2,069,751
Uni Travel Services Co. Ltd.(2)	30	48
Unic Technology Corp.(1)	435,000	384,534
Unimicron Technology Corp.	3,952,888	124,394,319
Union Bank of Taiwan	2,105,252	1,343,967
Union Insurance Co. Ltd.	155,000	190,807
Uni-President Enterprises Corp.(1)	18,405,000	44,204,225
Unitech Computer Co. Ltd.	46,000	75,102
Unitech Printed Circuit Board Corp.(1)	4,164,334	5,831,444
United Alloy-Tech Co.(1)	228,000	522,633
United Integrated Services Co. Ltd.(1)	694,000	23,185,438
United Microelectronics Corp.(1)	44,526,000	181,133,836
United Orthopedic Corp.	21,000	54,120
United Renewable Energy Co. Ltd.(2)	3,085	1,768
Univacco Technology, Inc.	164,000	267,291
Universal Cement Corp.	729,207	612,606
Universal Vision Biotechnology Co. Ltd.(1)	69,582	314,620
UPC Technology Corp.(1)(2)	669,000	256,314
Userjoy Technology Co. Ltd.(2)	64,936	145,578
USI Corp.(1)	423,000	168,640
Usun Technology Co. Ltd.(2)	5,000	32,788
Utechzone Co. Ltd.(1)(2)	85,000	698,071
Vanguard International Semiconductor Corp.(1)	6,178,977	29,488,508
Ventec International Group Co. Ltd.(1)	30,000	259,857
VIA Labs, Inc.	1,000	3,168
Viking Tech Corp.(1)	69,000	192,110
Visco Vision, Inc.(1)	70,000	561,104
Visual Photonics Epitaxy Co. Ltd.	67,000	1,007,835
Voltronic Power Technology Corp.(1)(2)	85,100	2,777,224
Wafer Works Corp.(1)(2)	503,855	1,675,438
Wah Hong Industrial Corp.	19,000	28,422
Wah Lee Industrial Corp.	37,740	152,257
Walsin Lihwa Corp.(1)	2,211,163	2,731,095
Walsin Technology Corp.(1)	540,000	5,019,818

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Walton Advanced Engineering, Inc.(1)	88,000	$126,547
Wan Hai Lines Ltd.(1)	1,150,640	4,135,996
We & Win Development Co. Ltd.(1)(2)	291,000	105,528
We&Win Diversification Co. Ltd.(2)	73,000	34,486
WEI Chih Steel Industrial Co. Ltd.	76,000	37,626
Wei Chuan Foods Corp.	82,000	31,673
Weikeng Industrial Co. Ltd.(1)	1,318,000	1,849,960
Well Shin Technology Co. Ltd.	106,000	132,621
Wholetech System Hitech Ltd.	33,000	125,851
Win Semiconductors Corp.	240,000	3,388,700
Winbond Electronics Corp.(1)	3,444,324	19,810,010
Winmate, Inc.(1)	28,000	160,476
Winstek Semiconductor Co. Ltd.(1)	153,000	858,573
WinWay Technology Co. Ltd.	10,000	1,980,100
Wisdom Marine Lines Co. Ltd.(1)	755,378	2,240,459
Wiselink Co. Ltd.	11,921	36,031
Wistron Corp.(1)	11,149,000	62,555,609
WITS Corp.	73,345	283,230
Wiwynn Corp.(1)	66,000	14,748,114
WNC Corp.(1)	651,038	5,006,873
Wonderful Hi-Tech Co. Ltd.(1)	318,000	707,531
Wowprime Corp.	1,926,737	14,297,193
WPG Holdings Ltd.(1)	1,671,000	5,244,663
WT Microelectronics Co. Ltd.(1)	2,595,085	16,023,995
WUS Printed Circuit Co. Ltd.(1)	41,000	206,050
WW Holding, Inc.	32,000	45,681
XinTec, Inc.(1)	39,000	519,075
Xxentria Technology Materials Corp.(1)	156,524	207,972
Yageo Corp.	2,191,712	37,629,981
Yang Ming Marine Transport Corp.(1)	3,652,000	6,851,796
Yankey Engineering Co. Ltd.	145,398	2,818,124
YC INOX Co. Ltd.(1)	268,302	173,823
YCC Parts Manufacturing Co. Ltd.	79,000	106,671
Yea Shin International Development Co. Ltd.	47,641	31,682
Yem Chio Co. Ltd.	353,510	167,858
Yen Sun Technology Corp.(1)(2)	170,000	247,828
Yeong Guan Energy Technology Group Co. Ltd.(2)	88,408	11,580
YFY, Inc.	1,598,000	1,504,400
Yieh Hsing Enterprise Co. Ltd.(2)	41,000	9,031
Yieh Phui Enterprise Co. Ltd.(1)(2)	1,044,264	465,895
Young Fast Optoelectronics Co. Ltd.(2)	57,000	95,353
Youngtek Electronics Corp.	50,000	122,928
Yuanta Financial Holding Co. Ltd.	40,782,883	84,077,103
Yuanta Futures Co. Ltd.	114,015	312,954
Yuen Foong Yu Consumer Products Co. Ltd.	70,000	83,744
Yulon Motor Co. Ltd.(1)	1,476,099	1,382,196
Yungshin Construction & Development Co. Ltd.(1)	226,000	376,595
YungShin Global Holding Corp.(1)	155,000	272,536
Yusin Holding Corp.	28,787	46,103
Zeng Hsing Industrial Co. Ltd.	23,115	75,402
Zenitron Corp.	53,999	110,045
Zero One Technology Co. Ltd.(1)	171,526	610,940
Zhen Ding Technology Holding Ltd.(1)	5,660,000	89,075,503

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Zhong Yang Technology Co. Ltd.(2)	69,000	$95,674
ZillTek Technology Corp.	11,000	69,516
Zinwell Corp.(1)(2)	75,000	101,041
Zippy Technology Corp.(1)	147,000	252,456
Zyxel Group Corp.(1)	973,043	1,277,157
		7,749,086,726
Thailand — 1.3%
AAPICO Hitech PCL, NVDR	269,200	127,307
Absolute Clean Energy PCL, NVDR	830,900	32,839
Advanced Info Service PCL, NVDR	1,775,500	18,989,079
Advanced Information Technology PCL, NVDR	110,200	16,015
AEON Thana Sinsap Thailand PCL, NVDR	147,900	450,258
Airports of Thailand PCL, NVDR	3,464,900	6,624,654
AP Thailand PCL, NVDR	8,107,000	2,003,872
Asia Aviation PCL, NVDR(2)	1,460,944	45,276
Asia Plus Group Holdings PCL, NVDR	561,700	40,622
Asian Sea Corp. PCL, NVDR	194,250	42,732
Asset World Corp. PCL, NVDR	4,730,600	438,704
B Grimm Power PCL, NVDR	1,567,700	958,439
Bangchak Corp. PCL, NVDR	8,112,400	13,636,170
Bangkok Airways PCL, NVDR	1,210,700	695,097
Bangkok Bank PCL, NVDR	74,200	427,162
Bangkok Chain Hospital PCL, NVDR	12,596,400	4,059,536
Bangkok Dusit Medical Services PCL, NVDR	14,566,800	8,603,352
Bangkok Expressway & Metro PCL, NVDR	4,090,500	850,176
Bangkok Land PCL, NVDR	4,036,200	69,350
Bangkok Life Assurance PCL, NVDR	9,046,100	6,631,624
Banpu PCL, NVDR(2)	15,372,162	6,721,844
BCPG PCL, NVDR	1,039,300	231,606
BEC World PCL, NVDR	687,000	40,999
BG Container Glass PCL, NVDR	56,100	11,505
BTS Group Holdings PCL, NVDR(2)	2,493,400	156,300
Bumrungrad Hospital PCL, NVDR	1,254,000	7,236,283
Cal-Comp Electronics Thailand PCL, NVDR	7,394,774	2,109,690
Carabao Group PCL, NVDR	167,800	275,521
Central Pattana PCL, NVDR	4,407,600	8,932,200
Central Plaza Hotel PCL, NVDR	155,200	201,705
Central Retail Corp. PCL, NVDR	1,674,866	1,461,998
CH Karnchang PCL, NVDR	1,365,200	752,074
Charoen Pokphand Foods PCL, NVDR	9,566,300	6,799,554
Chularat Hospital PCL, NVDR	27,847,000	1,217,397
CK Power PCL, NVDR	1,468,100	110,645
Com7 PCL, NVDR	2,153,800	1,929,080
Country Group Development PCL, NVDR(2)	923,000	2,505
Country Group Holdings PCL, NVDR(2)	391,100	6,840
CP ALL PCL, NVDR	3,229,100	4,497,567
CP Axtra PCL, NVDR	20,044	8,935
Delta Electronics Thailand PCL, NVDR	3,115,200	23,312,159
Dhipaya Group Holdings PCL, NVDR	1,200	914
Diamond Building Products PCL, NVDR	51,200	8,258
Ditto Thailand PCL, NVDR	46,300	19,952
Dohome PCL, NVDR	770,283	82,595
Dynasty Ceramic PCL, NVDR	1,977,800	81,098

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Eastern Polymer Group PCL, NVDR	1,233,800	$232,308
Ekachai Medical Care PCL, NVDR	110,574	17,325
Electricity Generating PCL, NVDR	2,021,900	8,105,731
Energy Absolute PCL, NVDR(2)	7,509,800	651,249
Erawan Group PCL, NVDR	9,671,940	1,087,497
Forth Corp. PCL, NVDR	397,000	191,011
G J Steel PCL, NVDR(2)	6,403,900	25,063
GFPT PCL, NVDR	705,400	211,552
Global Power Synergy PCL, NVDR	761,400	1,215,031
Gulf Development PCL, NVDR	3,150,455	6,007,223
Gunkul Engineering PCL, NVDR	6,358,400	986,206
Haad Thip PCL, NVDR	27,800	13,412
Hana Microelectronics PCL, NVDR	173,400	246,214
Home Product Center PCL, NVDR	26,528,600	5,152,067
Ichitan Group PCL, NVDR	916,600	381,185
Indorama Ventures PCL, NVDR	2,114,500	1,554,297
IRPC PCL, NVDR	24,285,900	1,961,281
Italian-Thai Development PCL, NVDR(2)	2,149,900	22,673
Jasmine International PCL, NVDR(2)	2,248,849	61,031
Jaymart Group Holdings PCL, NVDR	551,400	180,939
JMT Network Services PCL, NVDR	506,768	167,783
Kasikornbank PCL, NVDR	1,830,200	13,683,375
KCE Electronics PCL, NVDR	6,684,800	12,143,950
KGI Securities Thailand PCL, NVDR	1,370,600	205,725
Khon Kaen Sugar Industry PCL, NVDR	380,000	20,969
Kiatnakin Phatra Bank PCL, NVDR	265,275	927,136
Krung Thai Bank PCL, NVDR	11,800,800	15,378,461
Krungthai Card PCL, NVDR	1,608,900	1,805,585
Land & Houses PCL, NVDR	13,732,400	1,514,853
LPN Development PCL, NVDR	441,700	21,042
Major Cineplex Group PCL, NVDR	187,100	39,764
MBK PCL, NVDR	473,244	316,838
MC Group PCL, NVDR	181,500	61,852
MCS Steel PCL, NVDR	184,800	43,450
Mega Lifesciences PCL, NVDR	479,300	520,425
Minor International PCL, NVDR	9,337,600	6,233,351
MK Restaurants Group PCL, NVDR	309,000	198,268
Mono Next PCL, NVDR(2)	1,312,800	23,732
Muangthai Capital PCL, NVDR	5,010,000	4,713,046
Namyong Terminal PCL, NVDR	30,600	3,690
Origin Property PCL, NVDR	94,600	5,073
Osotspa PCL, NVDR	1,630,800	790,523
Plan B Media PCL, NVDR	40,568,300	8,002,642
POSCO-Thainox PCL, NVDR(2)	57,690	6,995
Precious Shipping PCL, NVDR	1,401,200	430,904
Premier Marketing PCL, NVDR	72,700	24,115
PRG Corp. PCL, NVDR	56,870	18,859
Prima Marine PCL, NVDR	1,432,800	406,062
Pruksa Holding PCL, NVDR	89,200	10,439
PTG Energy PCL, NVDR	7,818,000	1,802,501
PTT Exploration & Production PCL, NVDR	3,391,600	15,190,503
PTT Global Chemical PCL, NVDR	10,820,500	14,511,960
PTT Oil & Retail Business PCL, NVDR	3,946,400	1,486,175

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
PTT PCL, NVDR	18,408,600	$22,612,059
Quality Houses PCL, NVDR	54,729,000	2,342,679
R&B Food Supply PCL, NVDR	29,500	4,668
Rabbit Holdings PCL, NVDR(2)	3,088,800	31,646
Rajthanee Hospital PCL, NVDR	200	90
Ratch Group PCL, NVDR	1,204,050	1,397,346
Ratchthani Leasing PCL, NVDR	3,479,350	220,214
Regional Container Lines PCL, NVDR	8,551,900	11,345,189
Rojana Industrial Park PCL, NVDR	355,200	63,138
S Hotels & Resorts PCL, NVDR	1,097,200	52,533
S Kijchai Enterprise PCL, R Shares, NVDR(2)	179,200	27,014
Sabina PCL, NVDR	189,300	88,473
Samart Corp. PCL, NVDR	315,700	54,208
Sansiri PCL, NVDR	137,694,600	6,059,326
SC Asset Corp. PCL, NVDR	869,800	52,965
SCB X PCL, NVDR	242,000	1,101,308
SCGJWD Logistics PCL, NVDR	248,000	71,378
Sermsang Power Corp. Co. Ltd., NVDR	416,975	63,453
Siam Cement PCL, NVDR	1,253,800	9,853,097
Siam City Cement PCL, NVDR	3,400	15,836
Siam Global House PCL, NVDR	690,400	144,502
Siamgas & Petrochemicals PCL, NVDR	124,500	32,669
Singer Thailand PCL, NVDR(2)	668,000	231,425
Singha Estate PCL, NVDR	1,000,000	16,285
SISB PCL, NVDR	26,300	7,331
Somboon Advance Technology PCL, NVDR	159,800	77,939
SPCG PCL, NVDR	87,000	28,327
Sri Trang Agro-Industry PCL, NVDR	2,036,200	1,405,822
Srisawad Capital 1969 PCL, NVDR	237,731	12,026
Srisawad Corp. PCL, NVDR	7,914,044	5,623,245
Srivichai Vejvivat PCL, NVDR	6,800	1,793
Star Petroleum Refining PCL, NVDR	2,510,800	999,659
Stecon Group PCL, NVDR	2,819,900	1,561,348
Stella X PCL, NVDR(2)	2,022,600	14,032
Supalai PCL, NVDR	1,189,900	577,522
Super Energy Corp. PCL, NVDR(2)	6,494,800	23,459
Susco PCL, NVDR	694,300	53,596
Tata Steel Thailand PCL, NVDR	498,600	15,029
Thai Airways International PCL, NVDR	20,500	3,605
Thai Oil PCL, NVDR	5,796,800	11,178,725
Thai Union Group PCL, NVDR	8,201,900	3,112,837
Thai Vegetable Oil PCL, NVDR	227,700	192,232
Thaicom PCL, NVDR(2)	447,700	147,013
Thaifoods Group PCL, NVDR	2,316,880	697,690
Thanachart Capital PCL, NVDR	201,900	521,752
Thonburi Healthcare Group PCL, NVDR	1,510,700	339,386
Thoresen Thai Agencies PCL, NVDR	1,020,000	173,698
TIDLOR Holdings PCL, NVDR	1,799,300	1,051,313
Tipco Asphalt PCL, NVDR	677,600	363,529
Tisco Financial Group PCL, NVDR	272,600	1,051,898
TKS Technologies PCL, NVDR	43,200	10,223
TMBThanachart Bank PCL, NVDR	38,411,700	3,449,156
TOA Paint Thailand PCL, NVDR	605,300	282,485

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
TPI Polene PCL, NVDR	3,572,300	$97,946
TPI Polene Power PCL, NVDR	537,300	28,516
TQM Alpha PCL, NVDR	40,500	19,660
Triple i Logistics PCL, NVDR	331,586	50,976
True Corp. PCL, NVDR	33,795,152	13,330,332
TTW PCL, NVDR	743,000	235,284
Unique Engineering & Construction PCL, NVDR	129,200	10,433
United Paper PCL, NVDR	45,600	12,381
Univentures PCL, NVDR(2)	191,000	5,760
Vanachai Group PCL, NVDR(2)	117,200	7,033
VGI PCL, NVDR(2)	4,610,964	140,194
WHA Corp. PCL, NVDR	774,100	112,422
Workpoint Entertainment PCL, NVDR(2)	45,500	4,774
Xspring Capital PCL, NVDR(2)	3,816,100	62,107
		362,940,818
Turkey — 0.8%
Adese Gayrimenkul Yatirim AS(2)	21,535,987	378,406
Afyon Cimento Sanayi TAS	44,553	11,646
AG Anadolu Grubu Holding AS	467,461	309,058
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	438,566	345,422
Akbank TAS(1)	7,886,684	11,718,178
Akcansa Cimento AS	8,315	41,613
Aksa Akrilik Kimya Sanayii AS	1,098,912	245,156
Aksa Enerji Uretim AS(1)(2)	479,936	789,253
Alarko Holding AS(1)	500,761	1,123,317
Albaraka Turk Katilim Bankasi AS	5,672,857	1,019,397
Anadolu Anonim Turk Sigorta Sirketi	3,511,436	1,979,895
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	2,917,944	1,077,775
Arcelik AS(2)	14,314	26,871
ARD Grup Bilisim Teknolojileri AS	160,860	288,360
Aselsan Elektronik Sanayi Ve Ticaret AS(1)	2,382,726	19,074,759
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(1)(2)	243,949	1,645,315
Aygaz AS	37,312	259,040
Bagfas Bandirma Gubre Fabrikalari AS(2)	24,987	13,682
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(1)(2)	3,859,491	327,034
Bera Holding AS(2)	1,593,868	448,574
BIM Birlesik Magazalar AS(1)	1,221,809	10,261,081
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(1)(2)	12,816	192,029
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(2)	2,541	4,022
Cimsa Cimento Sanayi VE Ticaret AS	415,284	384,436
Coca-Cola Icecek AS	2,418,062	3,768,943
CVK Maden Isletmeleri Sanayi VE Ticaret AS(2)	299,774	104,008
Destek Finans Faktoring AS(1)(2)	6,406	276,477
Dogan Sirketler Grubu Holding AS(1)	1,710,893	783,271
Dogus Otomotiv Servis ve Ticaret AS	248,299	842,119
Efor Yatirim Sanayi Ticaret AS(1)(2)	1,061,808	396,221
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(1)	5,143	8,282
Enerjisa Enerji AS	171,096	390,127
Enerya Enerji AS	3,584,830	734,072
Eregli Demir ve Celik Fabrikalari TAS(1)	13,326,292	10,691,588
Esenboga Elektrik Uretim AS(2)	183,799	13,819
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	442,812	35,892
Ford Otomotiv Sanayi AS(1)	223,202	355,777

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(2)	1,512,593	$34,139
Gentas Genel Metal Sanayi ve Ticaret AS	428,657	45,592
Gimat Magazacilik Sanayi Ve Ticaret AS	107,552	97,168
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	38,320	73,114
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	77,093	28,143
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,451	40,320
Goodyear Lastikleri TAS	2,567	139
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	150,862	69,421
Gubre Fabrikalari TAS(1)(2)	65,126	649,530
Haci Omer Sabanci Holding AS(1)	3,478,381	6,703,216
Info Yatirim AS(2)	1,044,712	127,521
Is Finansal Kiralama AS(2)	668,259	268,957
Is Yatirim Menkul Degerler AS	712,357	490,193
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	382,092	374,817
Katilimevim Tasarruf Finansman AS	26,790,584	34,789,350
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(2)	27,444,291	1,165,387
Kervan Gida Sanayi Ve Ticaret AS	361,269	16,909
KOC Holding AS(1)	2,167,653	9,639,043
Lila Kagit Sanayi ve Ticaret AS	464,754	280,187
Logo Yazilim Sanayi Ve Ticaret AS	52,025	144,477
Lydia Holding AS(2)	25,502	78,159
Marmara Holding AS(2)	2,248,463	105,088
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	769,341	587,450
Migros Ticaret AS(1)	202,197	2,233,306
MLP Saglik Hizmetleri AS(2)	238,662	2,081,710
Naturel Yenilenebilir Enerji Ticaret AS(2)	157,350	17,882
NET Holding AS(2)	138,455	122,841
Nuh Cimento Sanayi AS	26,916	120,441
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	3,847,759	583,565
Odine Solutions Teknoloji Ticaret VE Sanayi AS(2)	1,968	82,290
Orge Enerji Elektrik Taahhut AS(2)	315,876	157,237
Oyak Cimento Fabrikalari AS(1)	456,531	212,450
Pegasus Hava Tasimaciligi AS(1)(2)	1,469,044	4,466,570
Petkim Petrokimya Holding AS(1)(2)	1,622,054	674,127
Polisan Holding AS(2)	565,418	255,331
Qua Granite Hayal(2)	1,583,372	104,374
Reysas Tasimacilik ve Lojistik Ticaret AS(2)	413,075	246,715
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	2,001	1,038
Sasa Polyester Sanayi AS(1)(2)	6,135,906	299,035
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(2)	41,650	41,160
Sekerbank Turk AS	4,950,864	640,384
Selcuk Ecza Deposu Ticaret ve Sanayi AS	119,268	824,478
Sok Marketler Ticaret AS(2)	4,342,612	4,980,175
TAB Gida Sanayi Ve Ticaret AS, Class A	77,258	376,755
TAV Havalimanlari Holding AS(1)	1,595,944	8,752,544
Tekfen Holding AS(1)	223,574	968,665
Teknosa Ic Ve Dis Ticaret AS(2)	3,141	1,171
Tera Yatirim Menkul Degerler AS(2)	471,719	1,829,839
Tera Yatirim Teknoloji Holding AS(2)	283,959	212,111
Tofas Turk Otomobil Fabrikasi AS(1)	13,715	77,005
Trust Anadolu Metal Madencilik Isletmeleri AS(1)(2)	100,543	301,093
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(2)	173,802	383,827
Tukas Gida Sanayi ve Ticaret AS(2)	1,661,938	69,561

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
Turcas Holding AS	57,514	$56,174
Turk Altin Isletmeleri AS(1)(2)	632,494	692,350
Turk Hava Yollari AO(1)	1,784,898	11,154,783
Turkcell Iletisim Hizmetleri AS, ADR(1)	1,713,798	8,620,404
Turkiye Halk Bankasi AS(1)(2)	139,732	122,002
Turkiye Is Bankasi AS, C Shares(1)	31,423,118	8,219,343
Turkiye Petrol Rafinerileri AS(1)	2,433,046	20,223,512
Turkiye Sigorta AS	2,999,335	370,703
Turkiye Sinai Kalkinma Bankasi AS	4,886,193	1,105,796
Turkiye Sise ve Cam Fabrikalari AS(1)	1,683,502	1,381,104
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	1,746,651	1,147,042
Ulker Biskuvi Sanayi AS	1,752,652	3,263,844
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(2)	578	2,951
Ulusoy Un Sanayi ve Ticaret AS(2)	239,382	42,078
Usak Seramik Sanayii AS(2)	5,228,176	132,137
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	43,355	59,714
Vestel Beyaz Esya Sanayi ve Ticaret AS(2)	154,699	17,132
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	183,872	87,363
Yapi ve Kredi Bankasi AS(1)(2)	8,744,199	6,606,025
YEO Teknoloji Enerji VE Endustri AS(2)	382,442	271,676
Zorlu Enerji Elektrik Uretim AS(2)	45,584,098	2,190,485
		223,057,533
United Arab Emirates — 0.8%
Abu Dhabi Commercial Bank PJSC	1,809,395	7,376,318
Abu Dhabi Islamic Bank PJSC	1,641,073	10,208,211
Abu Dhabi National Hotels	1,938,255	215,494
Abu Dhabi National Oil Co. for Distribution PJSC	11,967,935	13,017,003
ADNOC Drilling Co. PJSC	3,774,380	5,919,675
Adnoc Gas PLC	7,385,899	6,533,674
ADNOC Logistics & Services	1,534,386	2,884,464
Agility Global PLC	9,441,255	4,310,728
Air Arabia PJSC	7,330,982	9,976,227
Aldar Properties PJSC	3,807,467	7,926,256
Alec Holdings PJSC	610,509	225,899
Americana Restaurants International PLC - Foreign Co.	15,813,011	10,348,355
Dana Gas PJSC	13,610,225	3,084,349
Deyaar Development PJSC	3,616,995	696,301
Dubai Electricity & Water Authority PJSC	5,254,801	3,859,467
Dubai Financial Market PJSC	229,956	86,195
Dubai Investments PJSC	2,178,389	2,165,583
Dubai Islamic Bank PJSC	4,081,365	7,979,356
Dubai Taxi Co. PJSC	115,252	71,087
Emaar Development PJSC	4,515,449	15,627,914
Emaar Properties PJSC	15,797,081	45,983,206
Emirates Central Cooling Systems Corp.	612,404	263,564
Emirates NBD Bank PJSC	1,988,639	16,250,669
Emirates Telecommunications Group Co. PJSC	3,949,564	22,910,199
Eshraq Investments PJSC(2)	2,303,521	362,508
First Abu Dhabi Bank PJSC	2,211,615	11,884,986
Islamic Arab Insurance Co.(2)	596,549	213,906
Lulu Retail Holdings PLC	5,262,911	1,376,198
Manazel PJSC(2)	4,899,395	453,530
National Central Cooling Co. PJSC	359,938	245,893

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
NMDC Energy PJSC	569,689	$448,781
Parkin Co. PJSC	1,157,426	1,812,090
RAK Properties PJSC(2)	4,229,592	1,222,570
Salik Co. PJSC	4,854,311	7,144,733
Sharjah Islamic Bank	3,839,896	3,055,567
Space42 PLC(2)	484,579	242,013
Union Properties PJSC	2,068,890	307,790
		226,690,759
United Kingdom — 0.0%
Metlen Energy & Metals PLC	318	18,321
Metlen Energy & Metals PLC(1)	684	39,216
		57,537
TOTAL COMMON STOCKS (Cost $20,607,187,433)		28,189,590,248
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	367,784	255
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	25,825	609
Berjaya Corp. Bhd.(2)	2,557,149	19,055
Berjaya Food Bhd.(2)	234,118	1,454
Dagang NeXchange Bhd.(2)	680,066	48,986
Globetronics Technology Bhd.(2)	51,400	1,596
Hengyuan Refining Co. Bhd.(2)	105,550	32,509
NEXG Bhd.(2)	314,250	7,805
SEG International Bhd.(2)	6,150	122
Supermax Corp. Bhd.(2)	174,799	3,908
Top Glove Corp. Bhd.(2)	139,854	4,863
VS Industry Bhd.(2)	140,560	175
YTL Corp. Bhd.(2)	313,482	82,116
YTL Power International Bhd.(1)(2)	718,280	597,675
		800,873
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	367,133	6,411
Jasmine International PCL, NVDR(2)	1,502,474	4,973
Noble Development PCL, NVDR(2)	102,600	124
Origin Property PCL, NVDR(2)	23,650	128
Roctec Global PCL, NVDR(2)	498,325	150
		11,786
TOTAL WARRANTS (Cost $436,867)		812,914
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(2)	41,678	161
Movida Participacoes SA(2)	53,171	8,722
		8,883
Kuwait — 0.0%
Burgan Bank SAK(2)	67,863	1,604
Qatar — 0.0%
Lesha Bank LLC(2)	161,415	125,545
TOTAL RIGHTS (Cost $125,717)		136,032
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	21,150,497	21,150,497

Schedule of Investments - Avantis Emerging Markets Equity ETF

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	199,689,242	$199,689,242
TOTAL SHORT-TERM INVESTMENTS (Cost $220,839,739)		220,839,739
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $20,828,589,756)		28,411,378,933
OTHER ASSETS AND LIABILITIES — (0.7)%		(194,929,982)
TOTAL NET ASSETS — 100.0%		$28,216,448,951

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	37.0%
Financials	22.3%
Consumer Discretionary	7.8%
Industrials	7.6%
Materials	7.2%
Communication Services	4.9%
Energy	4.7%
Consumer Staples	2.6%
Health Care	2.6%
Utilities	2.2%
Real Estate	1.0%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,855,840,680. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,976,586,730, which includes securities collateral of $1,776,897,488.

Schedule of Investments - Avantis Emerging Markets Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$720,893,453	$372,550,089	—
Chile	46,798,622	77,265,755	—
China	830,956,295	4,632,052,893	—
Colombia	26,791,442	18,534,720	—
India	244,743,637	3,227,692,838	—
Indonesia	16,620,252	222,554,009	—
Mexico	163,530,028	368,797,958	—
Peru	137,028,558	—	—
Philippines	5,419,742	94,417,961	—
South Africa	335,419,692	695,531,093	—
South Korea	365,330,661	5,237,638,404	—
Taiwan	1,910,035,382	5,839,051,344	—
Turkey	8,620,404	214,437,129	—
Other Countries	—	2,376,877,887	—
Warrants	—	812,914	—
Rights	—	136,032	—
Short-Term Investments	220,839,739	—	—
	$5,033,027,907	$23,378,351,026	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 5.9%
Afya Ltd., Class A	277	$4,044
Allos SA	40,400	208,255
Alpargatas SA, Preference Shares	8,900	25,730
Alupar Investimento SA	108	682
Ambev SA, ADR(1)	163,915	470,436
Anima Holding SA	500	270
Armac Locacao Logistica E Servicos SA	27,800	19,690
Aura Minerals, Inc.	4,739	396,086
Auren Energia SA(2)	40,700	87,424
Automob Participacoes SA(2)	412	941
Axia Energia SA	5,246	53,781
Axia Energia SA, ADR	65,828	669,471
Axia Energia SA, Class C, ADR	17,273	177,048
Axia Energia SA, Class C Preference Shares(2)	1,159	11,770
Azzas 2154 SA	5,240	15,048
B3 SA - Brasil Bolsa Balcao	171,100	538,242
Banco ABC Brasil SA, Preference Shares	11,942	53,539
Banco ABC Brasil SA, Preference Shares(2)	256	1,122
Banco BMG SA, Preference Shares	29,700	30,551
Banco Bradesco SA	80,800	234,998
Banco Bradesco SA, ADR	280,667	920,588
Banco BTG Pactual SA	43,247	457,880
Banco do Brasil SA	64,400	258,766
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,400	41,847
Banco Santander Brasil SA, ADR	16,109	92,627
BB Seguridade Participacoes SA	64,300	500,223
Bemobi Mobile Tech SA	4,000	19,762
Bradsaude SA	72,400	193,102
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	10,751
Braskem SA, Class A, ADR(2)	8,073	13,724
Brava Energia	31,485	105,000
C&A Modas SA	41,100	65,598
Caixa Seguridade Participacoes SA	8,500	31,841
Camil Alimentos SA	19,400	18,907
Cia Brasileira de Aluminio	18,400	39,701
Cia Brasileira de Distribuicao(2)	3,600	1,869
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	23,800	23,471
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	98,184	477,174
Cia de Saneamento de Minas Gerais Copasa MG	35,200	374,177
Cia De Saneamento do Parana Sanepar	4,100	26,294
Cia De Saneamento do Parana Sanepar, Preference Shares	60,900	76,514
Cia Energetica de Minas Gerais, ADR	185,241	374,187
Construtora Tenda SA	300	1,904
CPFL Energia SA	4,900	42,328
Cury Construtora e Incorporadora SA	25,900	162,701
CVC Brasil Operadora e Agencia de Viagens SA(2)	37,900	13,532
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,600	81,860
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	3,298	14,467
Dexco SA(2)	54,484	54,783

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dimed SA -Distribuidora De Medicamentos	15,300	$35,522
EcoRodovias Infraestrutura e Logistica SA	39,400	55,432
Embraer SA, ADR	8,643	618,493
Empreendimentos Pague Menos SA	20,379	13,923
Energisa SA	33,750	312,843
Eneva SA(2)	54,100	274,282
Engie Brasil Energia SA	15,000	85,312
Equatorial SA	9,089	64,639
Even Construtora e Incorporadora SA	11,300	9,356
Ez Tec Empreendimentos e Participacoes SA	19,653	45,249
Fras-Le SA	11,500	51,735
Gerdau SA, ADR	134,221	618,759
GPS Participacoes e Empreendimentos SA	110	266
Grendene SA	17,800	12,058
Grupo Mateus SA	9,900	8,884
Grupo Multi SA	3,800	1,393
Grupo SBF SA	10,400	16,599
Hidrovias do Brasil SA(2)	60,264	40,125
Iguatemi SA	17,500	83,252
Inter & Co., Inc., Class A	31,134	168,435
Iochpe Maxion SA	28,000	48,958
Irani Papel e Embalagem SA	8,500	12,435
IRB-Brasil Resseguros SA	11,200	122,363
Isa Energia Brasil SA, Preference Shares	38,300	197,504
Itau Unibanco Holding SA, ADR	154,663	1,176,985
Jalles Machado SA	2,500	1,279
JBS NV, BDR	18,953	254,948
JBS NV, Class A	13,363	179,599
JHSF Participacoes SA	74,200	153,654
JSL SA	17,100	18,283
Kepler Weber SA	7,400	9,312
Klabin SA	41,122	148,566
Lavvi Empreendimentos Imobiliarios SA	7,100	13,894
Localiza Rent a Car SA	18,800	127,751
Localiza Rent a Car SA, Preference Shares	715	4,737
LOG Commercial Properties e Participacoes SA	5,600	26,457
Lojas Quero-Quero SA(2)	400	92
Lojas Renner SA	77,240	162,632
M Dias Branco SA	3,100	10,410
Magazine Luiza SA	30,765	28,559
Mahle Metal Leve SA	10,200	63,957
Marcopolo SA	19,910	15,677
Marcopolo SA, Preference Shares	55,550	47,171
MBRF Global Foods Co. SA	41,200	144,157
Meliuz SA(2)	12,100	13,030
Metalurgica Gerdau SA, Preference Shares	69,164	138,687
Mills Locacao Servicos e Logistica SA	24,000	73,044
Minerva SA	12,100	8,944
Motiva Infraestrutura de Mobilidade SA	143,400	429,241
Moura Dubeux Engenharia SA	8,400	39,718
Movida Participacoes SA	28,065	39,756
MRV Engenharia e Participacoes SA(2)	29,600	31,419
Multiplan Empreendimentos Imobiliarios SA	7,900	42,553

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
NU Holdings Ltd., Class A(2)	23,424	$340,819
Oceanpact Servicos Maritimos SA	31,600	62,815
Orizon Valorizacao de Residuos SA(2)	800	2,563
Pagseguro Digital Ltd., Class A	31,708	286,006
Patria Investments Ltd., Class A	4,759	53,967
PBG SA(2)	300	93
Petroleo Brasileiro SA - Petrobras, ADR	83,991	1,625,226
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	101,825	1,771,755
Petroreconcavo SA	24,800	52,170
Plano & Plano Desenvolvimento Imobiliario SA	400	549
Porto Seguro SA	23,700	225,586
Positivo Tecnologia SA	12,400	7,897
PRIO SA(2)	84,900	1,020,789
Raia Drogasil SA	41,606	156,980
Raizen SA, Preference Shares(2)	28,600	1,270
Randoncorp SA, Preference Shares(2)	4,800	4,465
Rede D'Or Sao Luiz SA	9,500	65,252
Romi SA	300	330
Rumo SA	164,500	481,288
Sao Martinho SA	34,900	133,564
Ser Educacional SA	12,700	30,490
Sigma Lithium Corp.(2)	10,104	127,715
Simpar SA	12,256	15,729
SLC Agricola SA	762	2,375
Smartfit Escola de Ginastica e Danca SA	71,715	233,904
StoneCo Ltd., A Shares	11,812	114,576
Suzano SA, ADR(1)	53,675	468,046
SYN prop e tech SA	300	211
Taurus Armas SA, Preference Shares	220	234
Tegma Gestao Logistica SA	2,000	13,409
Telefonica Brasil SA, ADR	19,400	223,876
TIM SA, ADR	17,717	317,843
TOTVS SA	2,000	13,706
Transmissora Alianca de Energia Eletrica SA	10,400	78,820
Tres Tentos Agroindustrial SA	1,100	2,463
Tupy SA(2)	15,800	46,166
Ultrapar Participacoes SA, ADR(1)	92,247	614,365
Uniao Pet Participacoes SA	7,000	4,661
Unifique Telecomunicacoes SA	20,300	18,766
Unipar Carbocloro SA, Class B Preference Shares	5,600	60,685
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	36,400	52,125
Vale SA, ADR	179,468	2,708,172
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	11,985
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	93,100	54,262
Vibra Energia SA	129,675	858,402
Vitru Brasil Empreendimentos Participacoes e Comercio SA	13,400	36,386
Vivara Participacoes SA	8,000	34,368
Vulcabras SA	812	2,128
WEG SA	37,500	362,223
XP, Inc., Class A	37,054	675,494
YDUQS Participacoes SA	11,500	19,420
		27,293,424

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Chile — 0.7%
Aguas Andinas SA, A Shares	38,300	$13,131
Banco de Chile	1,546,549	318,977
Banco de Credito e Inversiones SA	3,502	242,014
Banco Santander Chile, ADR(1)	10,081	350,315
CAP SA(2)	7,371	43,831
Cencosud SA	19,589	41,053
Cia Cervecerias Unidas SA, ADR(1)	8,040	94,711
Cia Sud Americana de Vapores SA	1,922,544	98,874
Colbun SA	1,009,822	159,589
Embotelladora Andina SA, Class B Preference Shares	43,913	213,136
Empresa Nacional de Telecomunicaciones SA	17,558	72,991
Empresas CMPC SA	31,417	33,829
Empresas Copec SA	27,981	198,466
Enel Americas SA	336,505	30,466
Enel Chile SA	1,728,376	148,147
Engie Energia Chile SA	45,221	94,964
Falabella SA	18,839	124,742
Parque Arauco SA	58,227	243,307
Plaza SA	53,251	224,283
Ripley Corp. SA	100,219	45,206
Salfacorp SA	1,970	2,630
SMU SA	186,280	25,647
Sociedad Quimica y Minera de Chile SA, ADR	7,229	571,163
Vina Concha y Toro SA	13,361	13,027
		3,404,499
Colombia — 0.3%
Cementos Argos SA	22,566	76,987
Ecopetrol SA, ADR	15,108	251,850
Grupo Argos SA	19,711	123,490
Grupo Cibest SA	3,261	85,969
Grupo Cibest SA, ADR	3,156	303,355
Grupo de Inversiones Suramericana SA	7,047	134,635
Interconexion Electrica SA ESP	11,776	104,237
Mineros SA	13,670	80,470
		1,160,993
Czech Republic — 0.2%
CEZ AS	8,075	535,290
Komercni Banka AS	2,489	127,189
Moneta Money Bank AS	23,605	221,245
		883,724
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	231,969	612,782
Greece — 1.0%
Aegean Airlines SA	5,386	76,151
Aktor SA Holding Co. Technical & Energy Projects(2)	76	908
Alpha Bank SA	221,806	1,176,400
Athens International Airport SA	4,048	49,203
Athens Water Supply & Sewage Co. SA(2)	1,150	17,010
Avax SA	2,506	9,928
Eurobank SA	27,413	145,409
GEK TERNA SA	2,996	161,879
Hellenic Telecommunications Organization SA	5,520	126,680

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
HELLENiQ ENERGY Holdings SA	9,814	$176,746
Holding Co. ADMIE IPTO SA	6,143	32,118
Intracom Holdings SA	41	144
Jumbo SA	1,607	48,431
LAMDA Development SA(2)	362	2,677
Motor Oil Hellas Corinth Refineries SA	7,100	496,843
National Bank of Greece SA	30,002	586,345
Optima bank SA	10,875	153,758
Piraeus Bank SA(2)	73,415	873,488
Public Power Corp. SA	8,290	230,411
Titan SA	1,810	114,706
Viohalco SA	1,422	28,454
		4,507,689
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	39,989	321,225
MOL Hungarian Oil & Gas PLC(2)	34,616	556,616
OTP Bank Nyrt	9,723	1,398,485
Richter Gedeon Nyrt	6,395	266,578
		2,542,904
India — 17.0%
360 ONE WAM Ltd.	1,250	15,416
3M India Ltd.	130	45,485
5Paisa Capital Ltd.(2)	1,497	5,601
63 Moons Technologies Ltd.	1,258	10,273
Aadhar Housing Finance Ltd.(2)	10,190	50,056
Aarti Drugs Ltd.	5,789	25,033
Aarti Industries Ltd.(2)	12,703	69,895
Aarti Pharmalabs Ltd.	4,986	44,278
Aavas Financiers Ltd.(2)	3,548	46,926
ABB India Ltd.	449	35,985
Acme Solar Holdings Ltd.	37,500	158,157
Action Construction Equipment Ltd.(2)	6,275	73,085
Adani Enterprises Ltd.	3,029	90,828
Adani Green Energy Ltd.(2)	385	4,905
Adani Ports & Special Economic Zone Ltd.	22,839	381,691
Adani Power Ltd.(2)	126,377	262,608
Aditya Birla Capital Ltd.(2)	34,492	148,108
Aditya Birla Fashion & Retail Ltd.(2)	90,990	49,726
Aditya Birla Lifestyle Brands Ltd.	28,411	25,838
Aditya Birla Sun Life Asset Management Co. Ltd.	10,347	114,179
Advanced Enzyme Technologies Ltd.	77	238
Advent Hotels International Ltd.(2)	500	728
Aegis Logistics Ltd.	14,835	196,917
Afcons Infrastructure Ltd.	14,027	42,044
Affle 3i Ltd.(2)	14	235
Agarwal Industrial Corp. Ltd.	53	255
AGI Greenpac Ltd.(2)	813	6,616
AGI Infra Ltd.(2)	8,345	24,953
AIA Engineering Ltd.	4,068	181,768
Ajanta Pharma Ltd.	3,539	133,826
Ajmera Realty & Infra India Ltd.	120	147
Akums Drugs & Pharmaceuticals Ltd.	3,235	26,385
Alembic Ltd.	633	656

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Alembic Pharmaceuticals Ltd.	2,302	$20,183
Alivus Life Sciences Ltd.	2,650	39,095
Alkem Laboratories Ltd.	3,285	183,821
Alkyl Amines Chemicals	768	16,155
Allcargo Global Ltd.(2)	1,161	169
Allcargo Logistics Ltd.(2)	1,161	145
Allied Blenders & Distillers Ltd.	3,956	25,671
Allied Digital Services Ltd.	468	516
Alok Industries Ltd.(2)	3,019	269
Amagi Media Labs Ltd.(2)	8,755	52,101
Amara Raja Energy & Mobility Ltd.	4,256	39,859
Amber Enterprises India Ltd.(2)	633	50,622
Ambuja Cements Ltd.	7,537	31,709
Anand Rathi Share & Stock Brokers Ltd.	4,006	21,371
Anand Rathi Wealth Ltd.	5,304	122,761
Anant Raj Ltd.	7,045	44,603
Andhra Sugars Ltd.	428	447
Angel One Ltd.	84,299	253,645
Antelopus Selan Energy Ltd.(2)	79	651
Anthem Biosciences Ltd.	3,906	36,620
Antony Waste Handling Cell Ltd.	2,238	8,996
Anup Engineering Ltd.	10	188
Anupam Rasayan India Ltd.(2)	1,079	14,301
Apar Industries Ltd.(2)	1,251	232,152
APL Apollo Tubes Ltd.(2)	1,853	43,211
Apollo Hospitals Enterprise Ltd.	4,644	433,665
Apollo Pipes Ltd.	2,215	14,576
Apollo Tyres Ltd.	20,261	93,429
Aptus Value Housing Finance India Ltd.	43,115	112,543
Archean Chemical Industries Ltd.	6,809	34,691
Arman Financial Services Ltd.(2)	725	15,072
Arvind Fashions Ltd.	12,210	57,970
Arvind Ltd.(2)	30,158	175,794
Asahi India Glass Ltd.	3,943	39,430
Ashok Leyland Ltd.	116,477	214,554
Ashoka Buildcon Ltd.(2)	5,891	7,431
Asian Paints Ltd.	11,699	325,183
ASK Automotive Ltd.	8,371	58,025
Aster DM Quality Care Ltd.	18,872	149,815
Astral Ltd.	3,468	55,393
AstraZeneca Pharma India Ltd.	5	365
Atul Ltd.	286	19,194
AU Small Finance Bank Ltd.	19,071	217,383
Aurobindo Pharma Ltd.(2)	13,679	246,425
Avantel Ltd.	6,403	10,760
Avanti Feeds Ltd.	4,976	43,038
Avenue Supermarts Ltd.(2)	1,011	41,375
AvenuesAI Ltd.(2)	60,410	9,522
Awfis Space Solutions Ltd.(2)	1,774	4,817
AWL Agri Business Ltd.	57,139	115,417
Axis Bank Ltd., GDR	17,458	1,140,428
Bajaj Auto Ltd.	1,229	156,609
Bajaj Consumer Care Ltd.(2)	12,104	60,194

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Bajaj Finance Ltd.	102,048	$1,131,451
Bajaj Finserv Ltd.	7,375	156,345
Bajaj Healthcare Ltd.	3,342	11,713
Bajaj Hindusthan Sugar Ltd.(2)	152,218	35,900
Bajel Projects Ltd.	153	311
Balaji Amines Ltd.	1,278	31,161
Balkrishna Industries Ltd.	6,154	147,219
Balmer Lawrie & Co. Ltd.	4,521	8,292
Balrampur Chini Mills Ltd.	9,660	70,358
Banco Products India Ltd.	2,497	16,389
Bandhan Bank Ltd.	106,362	182,395
Bank of Baroda	29,976	75,025
Bank of Maharashtra	6,906	5,940
BASF India Ltd.	198	7,872
Bata India Ltd.	3,930	28,140
Bayer CropScience Ltd.	1,002	41,803
Belrise Industries Ltd.(2)	19,562	47,714
Berger Paints India Ltd.	192	1,002
BF Utilities Ltd.(2)	38	200
Bhansali Engineering Polymers Ltd.	5,478	6,964
Bharat Bijlee Ltd.	638	15,821
Bharat Dynamics Ltd.	1,297	17,350
Bharat Electronics Ltd.	57,101	248,348
Bharat Forge Ltd.	11,215	247,635
Bharat Heavy Electricals Ltd.	54,542	253,175
Bharat Petroleum Corp. Ltd.	101,131	343,736
Bharat Rasayan Ltd.	64	839
Bharat Wire Ropes Ltd.(2)	4,381	8,350
Bharti Airtel Ltd.	66,513	1,264,317
Biocon Ltd.	469	2,027
Birla Corp. Ltd.	3,262	29,855
Birlasoft Ltd.	11,811	36,069
Black Box Ltd.	1,772	13,903
Bliss Gvs Pharma Ltd.	6,689	43,280
BLS International Services Ltd.	10,440	26,331
Blue Dart Express Ltd.(2)	701	36,254
Bluspring Enterprises Ltd.(2)	1,651	2,190
Bodal Chemicals Ltd.(2)	292	365
Bombay Burmah Trading Co.	1,927	30,398
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	5,051
Bosch Ltd.	48	25,214
Brigade Enterprises Ltd.	8,512	58,556
Brightcom Group Ltd.(2)	3,622	343
Britannia Industries Ltd.	4,391	241,988
BSE Ltd.	7,004	241,014
Camlin Fine Sciences Ltd.(2)	4,998	5,380
Campus Activewear Ltd.	4,309	10,227
Can Fin Homes Ltd.	16,209	135,298
Canara Bank	72,565	96,534
Canara Robeco Asset Management Co. Ltd.	6,815	18,532
Capacit'e Infraprojects Ltd.(2)	3,014	6,767
Caplin Point Laboratories Ltd.	1,328	35,105
Capri Global Capital Ltd.	29,641	79,733

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Carborundum Universal Ltd.	938	$10,891
Care Ratings Ltd.	3,412	61,938
Cartrade Tech Ltd.(2)	98	3,076
Castrol India Ltd.	28,534	55,279
CCL Products India Ltd.	2,246	25,443
CE Info Systems Ltd.	57	606
Ceat Ltd.	3,772	135,303
Ceigall India Ltd.(2)	3,237	11,596
Cemindia Projects Ltd.	6,550	84,165
Central Depository Services India Ltd.	7,907	116,284
Centum Electronics Ltd.	416	15,041
Century Enka Ltd.	133	762
Century Plyboards India Ltd.	99	787
Cera Sanitaryware Ltd.	10	601
CESC Ltd.	19,846	30,451
CG Power & Industrial Solutions Ltd.	14,847	142,717
Chalet Hotels Ltd.	8,185	77,648
Chambal Fertilisers & Chemicals Ltd.	22,401	96,216
Chemplast Sanmar Ltd.(2)	2,439	4,518
Chennai Petroleum Corp. Ltd.	7,194	103,267
Choice International Ltd.(2)	129	1,056
Cholamandalam Financial Holdings Ltd.	4,294	66,925
Cholamandalam Investment & Finance Co. Ltd.	19,156	373,132
CIE Automotive India Ltd.	22,503	92,358
Cipla Ltd.	27,023	399,528
City Union Bank Ltd.	50,448	121,295
Clean Science & Technology Ltd.	1,336	11,533
CMS Info Systems Ltd.	28,139	71,956
Coal India Ltd.	104,020	438,737
Cochin Shipyard Ltd.	340	5,388
Coffee Day Enterprises Ltd.(2)	377	117
Coforge Ltd.	6,226	129,535
Cohance Lifesciences Ltd.(2)	10,265	49,072
Colgate-Palmolive India Ltd.	8,094	161,249
Computer Age Management Services Ltd.	20,274	166,334
Concord Biotech Ltd.	1,024	15,556
Confidence Petroleum India Ltd.	15,782	13,494
Container Corp. of India Ltd.	12,115	65,062
Coromandel International Ltd.	4,865	97,352
Cosmo First Ltd.	1,427	13,920
Craftsman Automation Ltd.	1,238	145,711
CreditAccess Grameen Ltd.(2)	10,632	152,242
CRISIL Ltd.	904	45,755
Crompton Greaves Consumer Electricals Ltd.	38,439	95,076
CSB Bank Ltd.(2)	7,209	25,970
Cummins India Ltd.	2,640	141,388
Cupid Ltd.(2)	4,615	13,588
Cyient DLM Ltd.(2)	61	539
Cyient Ltd.	3,802	46,839
Dabur India Ltd.	12,881	51,512
Dalmia Bharat Sugar & Industries Ltd.	2,592	13,178
DB Corp. Ltd.	457	956

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
DCB Bank Ltd.	33,570	$76,769
DCM Shriram Ltd.	855	9,127
DCW Ltd.	9,442	4,509
Dcx Systems Ltd.(2)	9,733	17,676
DEE Development Engineers Ltd.(2)	2,153	13,325
Deep Industries Ltd.	4,947	35,831
Deepak Fertilisers & Petrochemicals Corp. Ltd.	9,757	144,067
Deepak Nitrite Ltd.	795	14,596
Delhivery Ltd.(2)	18,479	88,451
Delta Corp. Ltd.	93	57
Devyani International Ltd.(2)	26,255	38,215
Dhampur Sugar Mills Ltd.	6,293	11,838
Dhanlaxmi Bank Ltd.(2)	701	236
Dhanuka Agritech Ltd.	1,274	13,057
Diamond Power Infrastructure Ltd.(2)	3,001	10,923
Digitide Solutions Ltd.(2)	1,651	1,685
Dilip Buildcon Ltd.	2,358	10,021
Dish TV India Ltd.(2)	1,436	41
Dishman Carbogen Amcis Ltd.(2)	192	360
Divi's Laboratories Ltd.	1,205	119,727
Dixon Technologies India Ltd.	1,323	205,962
DLF Ltd.	18,482	133,909
D-Link India Ltd.	3,009	13,947
Dodla Dairy Ltd.	2,557	29,006
Dolat Algotech Ltd.	889	672
Dollar Industries Ltd.	130	367
Doms Industries Ltd.	119	2,786
Dr. Lal PathLabs Ltd.	4,919	99,991
Dr. Reddy's Laboratories Ltd., ADR	28,170	341,702
Dreamfolks Services Ltd.(2)	25	18
Dredging Corp. of India Ltd.(2)	74	855
eClerx Services Ltd.	2,650	54,979
Edelweiss Financial Services Ltd.	29,718	39,670
Eicher Motors Ltd.	2,631	219,693
EID Parry India Ltd.(2)	7,083	59,428
EIH Ltd.	8,807	26,089
Elecon Engineering Co. Ltd.	6,969	30,117
Electronics Mart India Ltd.(2)	6,539	12,385
Electrosteel Castings Ltd.	49,556	43,373
Elgi Equipments Ltd.	10,579	69,614
Emami Ltd.	9,774	37,352
Embassy Developments Ltd.(2)	42,356	27,575
Emcure Pharmaceuticals Ltd.(2)	1,471	28,627
Endurance Technologies Ltd.	2,916	87,890
Engineers India Ltd.	57,002	156,506
Entertainment Network India Ltd.	75	80
Epack Durable Ltd.(2)	2,649	5,203
Epigral Ltd.	583	7,362
EPL Ltd.	9,652	26,528
Equitas Small Finance Bank Ltd.(2)	63,489	49,220
Eris Lifesciences Ltd.	2,860	38,948
Escorts Kubota Ltd.	338	10,624

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Eternal Ltd.(2)	32,303	$111,135
Eveready Industries India Ltd.	1,869	6,471
Everest Kanto Cylinder Ltd.(2)	362	408
Exide Industries Ltd.	56,899	262,852
FDC Ltd.	250	886
Fedbank Financial Services Ltd.(2)	7,469	12,319
Federal Bank Ltd.	122,537	458,411
Federal-Mogul Goetze India Ltd.(2)	2,820	18,510
FIEM Industries Ltd.	1,616	34,506
Filatex India Ltd.	37,445	29,527
Fine Organic Industries Ltd.	804	44,604
Fineotex Chemical Ltd.	3,540	1,887
Finolex Cables Ltd.	5,441	71,174
Finolex Industries Ltd.	23,364	38,672
Firstsource Solutions Ltd.	353	980
Five-Star Business Finance Ltd.	38,585	216,517
Force Motors Ltd.	432	79,351
Fortis Healthcare Ltd.	14,528	138,369
FSN E-Commerce Ventures Ltd.(2)	22,918	83,977
Fusion Finance Ltd.(2)	5,972	12,544
G R Infraprojects Ltd.	894	8,224
Gabriel India Ltd.	2,690	40,633
GAIL India Ltd.	62,418	116,236
Galaxy Surfactants Ltd.	351	8,314
Ganesh Benzoplast Ltd.(2)	69	83
Ganesh Housing Ltd.	90	733
Ganesha Ecosphere Ltd.	67	718
Garware Hi-Tech Films Ltd.	344	25,769
Garware Technical Fibres Ltd.	480	4,098
Gateway Distriparks Ltd.	20,840	11,760
GE Vernova T&D India Ltd.	4,512	210,527
Gensol Engineering Ltd.(2)	53	10
Geojit Financial Services Ltd.	1,385	1,211
GHCL Ltd.	2,431	11,175
GIC Housing Finance Ltd.	281	411
Gillette India Ltd.	230	17,686
Gland Pharma Ltd.	1,334	40,456
GlaxoSmithKline Pharmaceuticals Ltd.	3,039	97,291
Glenmark Pharmaceuticals Ltd.	8,606	224,125
Global Health Ltd.	2,417	37,537
Globus Spirits Ltd.(2)	1,956	18,826
GM Breweries Ltd.	2,164	19,912
GMM Pfaudler Ltd.	3,619	39,596
GMR Airports Ltd.(2)	34,724	34,107
GMR Power & Urban Infra Ltd.(2)	851	806
GNA Axles Ltd.	3,170	17,972
Go Fashion India Ltd.(2)	4,887	16,803
Godawari Power & Ispat Ltd.	15,104	38,611
Godrej Agrovet Ltd.	7,421	47,909
Godrej Consumer Products Ltd.	8,627	81,591
Godrej Industries Ltd.(2)	192	2,287
Godrej Properties Ltd.	4,696	99,194
Gokaldas Exports Ltd.(2)	3,183	26,033

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Gokul Agro Resources Ltd.(2)	7,728	$19,781
Goldiam International Ltd.	96	351
Goodluck India Ltd.	2,592	12,620
Granules India Ltd.	20,655	179,644
Graphite India Ltd.	4,036	29,753
Grasim Industries Ltd.	3,988	141,038
Gravita India Ltd.(2)	66	1,246
Great Eastern Shipping Co. Ltd.	16,743	228,693
Greaves Cotton Ltd.	8,786	18,232
Greenpanel Industries Ltd.	191	314
Greenply Industries Ltd.	2,855	8,693
Grindwell Norton Ltd.	3,015	64,061
GTL Infrastructure Ltd.(2)	36,359	447
Gujarat Alkalies & Chemicals Ltd.	2,371	17,430
Gujarat Ambuja Exports Ltd.	10,634	19,746
Gujarat Fluorochemicals Ltd.	267	13,140
Gujarat Industries Power Co. Ltd.	9,574	20,025
Gujarat Mineral Development Corp. Ltd.	5,131	30,324
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,017	48,324
Gujarat Pipavav Port Ltd.	35,870	63,082
Gujarat State Fertilizers & Chemicals Ltd.	22,107	36,677
Gulf Oil Lubricants India Ltd.	1,527	17,975
Happiest Minds Technologies Ltd.	52	222
Harsha Engineers Ltd.	132	632
Hathway Cable & Datacom Ltd.(2)	83,307	9,299
Havells India Ltd.	9,413	122,901
HBL Engineering Ltd.	4,794	33,051
HCL Technologies Ltd.	42,552	585,082
HDFC Asset Management Co. Ltd.	9,657	265,486
HDFC Bank Ltd.	268,776	1,996,736
HDFC Life Insurance Co. Ltd.	7,912	45,100
HealthCare Global Enterprises Ltd.(2)	5,520	42,513
HEG Ltd.	4,157	31,785
HeidelbergCement India Ltd.	3,966	6,555
Hercules Investments Ltd.	27	35
Heritage Foods Ltd.	9,355	35,480
Hero MotoCorp Ltd.	10,139	579,591
Hexaware Technologies Ltd.	11,986	69,732
HFCL Ltd.	2,306	6,027
HG Infra Engineering Ltd.	840	4,320
Hikal Ltd.	8,802	18,599
Himatsingka Seide Ltd.	75	55
Hindalco Industries Ltd.	72,589	773,786
Hindustan Aeronautics Ltd.	8,301	418,433
Hindustan Construction Co. Ltd.(2)	4,802	1,199
Hindustan Oil Exploration Co. Ltd.(2)	9,592	16,325
Hindustan Petroleum Corp. Ltd.	91,278	350,095
Hindustan Unilever Ltd.	16,513	340,907
Hitachi Energy India Ltd.	370	131,116
Hi-Tech Gears Ltd.	18	107
HI-Tech Pipes Ltd.	1,077	891
HLV Ltd.(2)	511	35
Home First Finance Co. India Ltd.	7,540	92,129

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Housing & Urban Development Corp. Ltd.	1,288	$2,458
HPL Electric & Power Ltd.	114	362
Hubtown Ltd.(2)	3,710	7,096
Hyundai Motor India Ltd.	3,176	73,566
Ice Make Refrigeration Ltd.	1,083	8,515
ICICI Bank Ltd.	86,348	1,315,307
ICICI Bank Ltd., ADR	96,657	2,934,507
ICICI Lombard General Insurance Co. Ltd.	2,712	44,597
ICICI Prudential Life Insurance Co. Ltd.	2,906	15,766
ideaForge Technology Ltd.(2)	2,249	18,776
IDFC First Bank Ltd.	269,593	243,154
IFB Industries Ltd.(2)	1,960	27,378
IFCI Ltd.(2)	51,244	48,173
IIFL Capital Services Ltd.	23,110	81,744
IIFL Finance Ltd.	34,591	234,648
Indef Manufacturing Ltd.	27	62
Indegene Ltd.	8,650	55,532
India Cements Ltd.(2)	3,088	12,009
India Glycols Ltd.	2,384	28,714
India Shelter Finance Corp. Ltd.	6,647	45,355
Indiabulls Ltd.(2)	6,662	1,835
IndiaMart InterMesh Ltd.	3,000	55,245
Indian Bank	6,622	62,387
Indian Energy Exchange Ltd.	68,759	86,952
Indian Hotels Co. Ltd.	23,990	185,827
Indian Hume Pipe Co. Ltd.	113	452
Indian Metals & Ferro Alloys Ltd.	14,702	203,241
Indian Oil Corp. Ltd.	95,085	138,808
Indian Railway Catering & Tourism Corp. Ltd.	5,068	25,592
Indian Renewable Energy Development Agency Ltd.	108,356	132,386
IndiGrid Infrastructure Trust	53,162	98,071
Indo Count Industries Ltd.	6,275	30,866
Indo Tech Transformers Ltd.(2)	391	15,175
IndoStar Capital Finance Ltd.(2)	2,497	6,529
Indraprastha Gas Ltd.	19,940	31,495
Indraprastha Medical Corp. Ltd.	2,692	10,255
Indus Towers Ltd.	117,477	479,304
IndusInd Bank Ltd.	39,252	418,468
Info Edge India Ltd.	5,474	75,389
Infosys Ltd., ADR	130,126	1,569,320
Ingersoll Rand India Ltd.	649	33,044
Inox Green Energy Services Ltd.(2)	515	902
INOX India Ltd.	2,659	59,560
Inox Renewable Solutions Ltd.(2)	62	1
Intellect Design Arena Ltd.	8,858	63,272
InterGlobe Aviation Ltd.(2)	8,102	444,350
IOL Chemicals & Pharmaceuticals Ltd.	13,729	27,908
ION Exchange India Ltd.	185	706
Ipca Laboratories Ltd.	5,003	103,739
IRB Infrastructure Developers Ltd.	282,955	57,471
IRCON International Ltd.	23,420	29,297
ISGEC Heavy Engineering Ltd.	4,817	39,972

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
ITC Hotels Ltd.	34,038	$57,154
J Kumar Infraprojects Ltd.	3,665	18,850
Jagran Prakashan Ltd.	285	183
Jai Balaji Industries Ltd.(2)	4,000	3,027
Jai Corp. Ltd.	51	53
Jain Irrigation Systems Ltd.(2)	18,582	5,511
Jaiprakash Power Ventures Ltd.(2)	402,188	69,362
Jammu & Kashmir Bank Ltd.(2)	86,360	133,704
Jamna Auto Industries Ltd.	36,637	46,698
Jana Small Finance Bank Ltd.(2)	6,921	39,029
Jash Engineering Ltd.	1,250	6,105
Jayaswal NECO Industries Ltd.(2)	59,402	61,261
JBM Auto Ltd.(2)	6,305	41,347
Jeena Sikho Lifecare Ltd.	3,873	20,779
Jindal Drilling & Industries Ltd.(2)	1,688	11,008
Jindal Saw Ltd.	11,510	37,373
Jindal Stainless Ltd.	18,709	137,840
Jindal Steel Ltd.	10,580	132,412
Jindal Worldwide Ltd.(2)	505	203
Jio Financial Services Ltd.	57,019	144,383
JK Cement Ltd.	2,281	122,839
JK Lakshmi Cement Ltd.	6,558	36,554
JK Paper Ltd.	8,569	35,634
JK Tyre & Industries Ltd.	9,879	39,328
JM Financial Ltd.	36,054	48,361
JSW Energy Ltd.	15,456	84,367
JSW Steel Ltd.	10,534	144,445
JTEKT India Ltd.	84	110
Jubilant Foodworks Ltd.	6,571	34,245
Jubilant Ingrevia Ltd.	974	6,905
Jubilant Pharmova Ltd.	9,599	88,890
Jupiter Life Line Hospitals Ltd.	6,291	19,544
Just Dial Ltd.(2)	2,215	16,510
Jyothy Labs Ltd.	103	220
Jyoti Structures Ltd.(2)	8,272	867
Kajaria Ceramics Ltd.	9,252	120,848
Kalpataru Projects International Ltd.	5,430	79,815
Kalyan Jewellers India Ltd.	12,738	80,260
Kalyani Steels Ltd.	1,127	10,756
Kamdhenu Ltd.	2,150	825
Kansai Nerolac Paints Ltd.	6,707	13,567
Karnataka Bank Ltd.	35,529	124,870
Karur Vysya Bank Ltd.	72,682	265,170
Kaveri Seed Co. Ltd.	2,997	24,064
KCP Ltd.	3,844	6,735
KEC International Ltd.	12,838	56,091
KEI Industries Ltd.	1,305	78,608
Kfin Technologies Ltd.	5,311	54,044
Kiri Industries Ltd.(2)	1,975	11,000
Kirloskar Brothers Ltd.	3,456	68,958
Kirloskar Ferrous Industries Ltd.	219	1,040
Kirloskar Industries Ltd.	16	628
Kirloskar Oil Engines Ltd.	6,632	146,082

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Kirloskar Pneumatic Co. Ltd.	6,742	$50,543
Kitex Garments Ltd.	390	519
KNR Constructions Ltd.	8,667	11,020
Kopran Ltd.	121	277
Kotak Mahindra Bank Ltd.	151,903	668,012
KPI Green Energy Ltd.	4,674	14,933
KPIT Technologies Ltd.	9,622	59,065
KPR Mill Ltd.	10,484	129,536
KRBL Ltd.	12,728	56,411
Krishna Institute of Medical Sciences Ltd.(2)	14,940	118,496
KRN Heat Exchanger & Refrigeration Ltd.(2)	1,305	21,242
Kwality Wall's India Ltd.(2)	145,047	69,007
L&T Finance Ltd.	80,115	269,676
Landmark Cars Ltd.	3,630	19,708
Larsen & Toubro Ltd.	29,747	1,261,107
Laurus Labs Ltd.	12,953	260,322
Laxmi Organic Industries Ltd.	2,953	5,158
Lemon Tree Hotels Ltd.(2)	30,333	33,818
LG Balakrishnan & Bros Ltd.	1,798	31,928
LIC Housing Finance Ltd.	48,059	271,529
Likhitha Infrastructure Ltd.(2)	178	387
Lincoln Pharmaceuticals Ltd.	32	204
Lloyds Metals & Energy Ltd.	2,222	41,823
Lodha Developers Ltd.	3,020	37,982
LT Foods Ltd.	5,827	27,311
LTM Ltd.	2,431	115,713
Lumax Auto Technologies Ltd.	1,617	35,303
Lupin Ltd.	19,699	452,564
LUX Industries Ltd.	62	787
Mahanagar Gas Ltd.	7,486	84,038
Maharashtra Scooters Ltd.	157	22,532
Maharashtra Seamless Ltd.(2)	3,236	22,520
Mahindra & Mahindra Financial Services Ltd.	23,902	93,548
Mahindra & Mahindra Ltd.	33,879	1,167,226
Mahindra Holidays & Resorts India Ltd.(2)	649	1,428
Mahindra Lifespace Developers Ltd.	5,631	21,627
Mahindra Logistics Ltd.	7,996	32,832
Maithan Alloys Ltd.	111	1,138
Man Industries India Ltd.(2)	2,203	17,389
Man Infraconstruction Ltd.	446	574
Manali Petrochemicals Ltd.	1,002	860
Manappuram Finance Ltd.	51,023	182,014
Mangalam Cement Ltd.	267	3,002
Mankind Pharma Ltd.(2)	2,710	68,788
Marico Ltd.	14,225	122,416
Marksans Pharma Ltd.	11,255	37,978
Maruti Suzuki India Ltd.	5,945	845,879
MAS Financial Services Ltd.	121	387
Max Financial Services Ltd.(2)	8,913	147,049
Max Healthcare Institute Ltd.	8,024	87,764
Mayur Uniquoters Ltd.	128	1,008
Medi Assist Healthcare Services Ltd.(2)	248	858
Medplus Health Services Ltd.(2)	12,812	90,442

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Meghmani Organics Ltd.(2)	9,008	$6,040
Metropolis Healthcare Ltd.	4,636	28,324
Minda Corp. Ltd.	8,740	65,382
Mishra Dhatu Nigam Ltd.	107	465
MM Forgings Ltd.	264	1,801
MOIL Ltd.	545	1,416
Mold-Tek Packaging Ltd.	38	283
Morepen Laboratories Ltd.(2)	17,624	19,819
Motherson Sumi Wiring India Ltd.	176,774	68,303
Motilal Oswal Financial Services Ltd.	5,490	60,049
Mphasis Ltd.	8,120	206,670
MPS Ltd.(2)	687	19,350
MRF Ltd.	233	326,985
MSP Steel & Power Ltd.(2)	13,616	5,070
MSTC Ltd.	4,128	32,526
Multi Commodity Exchange of India Ltd.	6,421	229,075
Muthoot Finance Ltd.	4,364	136,296
Muthoot Microfin Ltd.(2)	12,967	27,731
Narayana Hrudayalaya Ltd.	4,945	99,017
Natco Pharma Ltd.	16,501	145,715
National Aluminium Co. Ltd.	57,572	230,628
National Fertilizers Ltd.	8,947	6,605
National Securities Depository Ltd.	3,816	32,518
Nava Ltd.	22,154	132,049
Navin Fluorine International Ltd.	1,792	163,105
Navkar Corp. Ltd.(2)	247	249
NBCC India Ltd.	101,420	91,631
NCC Ltd.	74,965	116,677
NDR Auto Components Ltd.	1,430	11,037
NELCO Ltd.	58	579
Nephrocare Health Services Ltd.(2)	2,450	17,563
NESCO Ltd.	2,695	29,438
Nestle India Ltd.	14,442	226,865
Netweb Technologies India Ltd.	89	4,842
Network18 Media & Investments Ltd.(2)	64,405	18,403
Neuland Laboratories Ltd.	501	121,038
Newgen Software Technologies Ltd.	1,106	6,132
NHPC Ltd.	222,581	179,182
NIIT Learning Systems Ltd.	470	1,119
NIIT Ltd.	115	122
Nippon Life India Asset Management Ltd.	8,772	107,830
NLC India Ltd.	48,272	135,454
NMDC Ltd.	173,457	160,468
NMDC Steel Ltd.(2)	30,117	14,594
NOCIL Ltd.	8,851	15,914
Northern Arc Capital Ltd.(2)	18,990	62,092
NRB Bearings Ltd.	5,136	25,533
NTPC Ltd.	235,060	807,636
Nuvama Wealth Management Ltd.	12,452	229,175
Nuvoco Vistas Corp. Ltd.(2)	2,585	8,648
Oberoi Realty Ltd.	4,228	82,837
Oil & Natural Gas Corp. Ltd.	161,945	394,194

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Oil India Ltd.	47,312	$240,121
One 97 Communications Ltd.(2)	10,370	186,731
Onesource Specialty Pharma Ltd.(2)	237	3,778
Oracle Financial Services Software Ltd.	1,358	178,670
Orient Cement Ltd.	1,398	1,900
Orient Electric Ltd.	5,128	9,675
Orient Green Power Co. Ltd.(2)	159,382	15,374
Orient Paper & Industries Ltd.(2)	1,390	246
Oriental Hotels Ltd.	148	216
Orissa Minerals Development Co. Ltd.(2)	2	91
Page Industries Ltd.	502	188,627
Paisalo Digital Ltd.	125,662	88,703
Pakka Ltd.(2)	62	50
Panama Petrochem Ltd.	491	2,429
Paradeep Phosphates Ltd.(2)	45,556	76,423
Parag Milk Foods Ltd.	8,340	22,255
Paras Defence & Space Technologies Ltd.	20	301
Park Medi World Ltd.(2)	11,691	35,145
Patel Engineering Ltd.(2)	4,081	1,200
PB Fintech Ltd.(2)	7,190	141,494
PC Jeweller Ltd.(2)	268,932	30,996
PCBL Chemical Ltd.	1,505	5,005
PDS Ltd.	6,950	26,841
Pearl Global Industries Ltd.	625	16,148
Peninsula Land Ltd.(2)	950	161
Pennar Industries Ltd.(2)	6,374	11,105
Persistent Systems Ltd.	3,301	193,520
Petronet LNG Ltd.	83,112	261,922
Phoenix Mills Ltd.	5,159	102,824
PI Industries Ltd.	2,808	69,865
Pidilite Industries Ltd.	4,666	82,654
Piramal Finance Ltd.	10,798	260,627
Piramal Pharma Ltd.(2)	26,220	58,971
Pitti Engineering Ltd.	216	2,506
PIX Transmissions Ltd.	510	9,731
PNB Gilts Ltd.	380	307
PNB Housing Finance Ltd.	26,687	321,636
PNC Infratech Ltd.	18,965	37,439
Pokarna Ltd.	198	1,775
Poly Medicure Ltd.	73	1,348
Polycab India Ltd.	2,259	223,880
Polyplex Corp. Ltd.	1,270	15,762
Pondy Oxides & Chemicals Ltd.	6,432	33,417
Poonawalla Fincorp Ltd.(2)	12,841	62,485
Power Finance Corp. Ltd.	95,270	335,999
Power Grid Corp. of India Ltd.	199,286	551,507
Power Mech Projects Ltd.	668	17,650
Praj Industries Ltd.	179	646
Prakash Industries Ltd.	11,732	15,678
Prakash Pipes Ltd.	227	623
Precision Wires India Ltd.	14,690	77,906
Premier Explosives Ltd.	1,540	10,703

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Prestige Estates Projects Ltd.	18,829	$322,434
Pricol Ltd.	10,223	86,213
Prince Pipes & Fittings Ltd.	1,131	3,490
Prism Johnson Ltd.(2)	7,246	8,459
Privi Speciality Chemicals Ltd.	418	15,244
Protean eGov Technologies Ltd.	3,622	19,789
Prudent Corporate Advisory Services Ltd.	1,596	61,524
PTC India Ltd.	41,859	66,273
Punjab National Bank	63,602	76,171
Puravankara Ltd.(2)	355	793
PVR Inox Ltd.(2)	5,861	74,293
Quess Corp. Ltd.	4,183	16,750
Quick Heal Technologies Ltd.(2)	24	34
Radico Khaitan Ltd.	4,174	196,464
Rail Vikas Nigam Ltd.	8,756	19,277
Railtel Corp. of India Ltd.	16,580	47,928
Rainbow Children's Medicare Ltd.	6,206	92,095
Rajesh Exports Ltd.(2)	2,857	2,272
Rallis India Ltd.	4,348	9,457
Ram Ratna Wires Ltd.	5,466	32,342
Ramco Cements Ltd.	6,069	56,042
Ramco Systems Ltd.(2)	2,949	17,797
Ramkrishna Forgings Ltd.	14,578	113,767
Ramky Infrastructure Ltd.(2)	1,251	4,611
Rane Holdings Ltd.	402	6,619
Rashtriya Chemicals & Fertilizers Ltd.	851	1,014
Ratnamani Metals & Tubes Ltd.	301	8,376
RattanIndia Power Ltd.(2)	7,720	608
Raymond Lifestyle Ltd.	120	834
Raymond Ltd.(2)	7,316	48,484
Raymond Realty Ltd.	603	3,364
RBL Bank Ltd.	30,324	120,991
REC Ltd.	103,782	351,931
Redington Ltd.	25,940	97,458
Redtape Ltd.	760	990
Refex Industries Ltd.	415	1,230
Relaxo Footwears Ltd.(2)	9,239	34,667
Reliance Industrial Infrastructure Ltd.	8	63
Reliance Industries Ltd., GDR	42,931	2,243,892
Reliance Infrastructure Ltd.(2)	9,141	5,698
Reliance Power Ltd.(2)	117,129	27,120
Religare Enterprises Ltd.(2)	15,488	39,420
Repco Home Finance Ltd.	2,112	8,047
Restaurant Brands Asia Ltd.(2)	38,294	39,451
Rico Auto Industries Ltd.	12,518	17,026
RITES Ltd.	18,402	42,149
Rolex Rings Ltd.(2)	25,696	48,668
Rossari Biotech Ltd.	888	4,521
Roto Pumps Ltd.(2)	618	408
RPG Life Sciences Ltd.	380	10,478
RR Kabel Ltd.	1,042	32,015
Rupa & Co. Ltd.(2)	148	229

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Salzer Electronics Ltd.	65	$372
SAMHI Hotels Ltd.(2)	32,077	52,545
Sammaan Capital Ltd.(2)	63,350	97,249
Samvardhana Motherson International Ltd.	307,418	550,159
Sandhar Technologies Ltd.	2,568	17,596
Sandur Manganese & Iron Ores Ltd.	183	388
Sanghvi Movers Ltd.	2,881	13,824
Sanofi India Ltd.	352	11,541
Sansera Engineering Ltd.	3,570	150,417
Sapphire Foods India Ltd.(2)	35,825	88,090
Sarda Energy & Minerals Ltd.	5,248	27,473
Saregama India Ltd.	11,553	58,180
Satin Creditcare Network Ltd.(2)	13,783	32,404
Savita Oil Technologies Ltd.	48	347
SBFC Finance Ltd.(2)	78,855	81,781
SBI Cards & Payment Services Ltd.	6,283	42,498
SBI Life Insurance Co. Ltd.	3,917	71,544
Schneider Electric Infrastructure Ltd.(2)	3,945	50,404
SEAMEC Ltd.	1,238	21,749
Senco Gold Ltd.	2,661	9,730
Senores Pharmaceuticals Ltd.(2)	2,054	30,901
SG Finserve Ltd.(2)	2,671	19,302
SH Kelkar & Co. Ltd.	627	997
Shaily Engineering Plastics Ltd.	130	4,462
Shakti Pumps India Ltd.	234	1,194
Shankara Building Products Ltd.(2)	14	21
Shankara Buildpro Ltd.	783	10,296
Sharda Cropchem Ltd.	1,194	9,599
Sharda Motor Industries Ltd.(2)	1,872	17,348
Share India Securities Ltd.	17,116	31,032
Sheela Foam Ltd.	2,361	15,883
Shilpa Medicare Ltd.	5,669	56,510
Shipping Corp. of India Ltd.	10,341	31,415
Shivalik Bimetal Controls Ltd.	27	303
Shree Cement Ltd.	341	83,009
Shriram Finance Ltd.	98,472	1,145,934
Shriram Properties Ltd.(2)	11,831	9,558
Shyam Metalics & Energy Ltd.	5,304	60,857
Siemens Energy India Ltd.	1,087	36,824
Siemens Ltd.	1,598	67,533
Siyaram Silk Mills Ltd.	1,137	6,725
Siyaram Silk Mills Ltd., Preference Shares(2)	3,411	358
Siyaram Silk Mills Ltd., Preference Shares(2)	4,548	478
SJS Enterprises Ltd.	3,310	86,427
SKF India Industrial Ltd.	1,136	35,574
SKF India Ltd.	4,584	74,909
Skipper Ltd.	493	2,798
SKM EGG Products Export Ltd.(2)	4,501	12,663
SMC Global Securities Ltd.	1,774	1,476
SML Mahindra Ltd.	414	22,184
SMS Pharmaceuticals Ltd.	62	242
Snowman Logistics Ltd.	348	136
Sobha Ltd.	2,247	29,627

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Solar Industries India Ltd.	490	$103,441
Solara Active Pharma Sciences Ltd.(2)	2,309	15,341
Som Distilleries & Breweries Ltd.(2)	6,013	4,584
Somany Ceramics Ltd.	146	854
Sona Blw Precision Forgings Ltd.	7,458	63,622
Sonata Software Ltd.	379	1,160
South Indian Bank Ltd.	180,913	86,621
Southern Petrochemical Industries Corp. Ltd.	10,072	7,154
Spandana Sphoorty Financial Ltd.(2)	39	99
SPML Infra Ltd.(2)	5,497	10,464
SPR Auto Technologies Ltd.	1,085	52,578
SRF Ltd.	2,250	60,438
Star Cement Ltd.	9,619	18,651
Star Health & Allied Insurance Co. Ltd.(2)	2,044	12,177
State Bank of India, GDR	7,075	774,617
Steel Strips Wheels Ltd.	8,320	26,650
Sterling & Wilson Renewable(2)	11,733	23,282
Sterlite Technologies Ltd.(2)	7,925	60,740
STL Networks Ltd.(2)	290	86
Stove Kraft Ltd.	3,690	32,934
Strides Pharma Science Ltd.	7,507	80,831
Subros Ltd.	150	1,130
Sudarshan Chemical Industries Ltd.	1,512	20,116
Sula Vineyards Ltd.	429	663
Sumitomo Chemical India Ltd.	449	2,439
Sun Pharmaceutical Industries Ltd.	15,383	320,326
Sun TV Network Ltd.	10,031	49,077
Sundaram Finance Ltd.	3,551	169,258
Sundram Fasteners Ltd.	10,478	132,503
Sunflag Iron & Steel Co. Ltd.	3,823	13,643
Sunteck Realty Ltd.	205	651
Suprajit Engineering Ltd.	1,580	8,363
Supreme Industries Ltd.	1,438	53,704
Supreme Petrochem Ltd.	6,812	52,154
Supriya Lifescience Ltd.	4,901	41,085
Suraj Estate Developers Ltd.(2)	124	249
Surya Roshni Ltd.	5,743	13,239
Suryoday Small Finance Bank Ltd.	516	838
Suzlon Energy Ltd.(2)	322,282	160,620
Swaraj Engines Ltd.	879	32,929
Swelect Energy Systems Ltd.	70	432
Syngene International Ltd.	22,628	95,232
TAJGVK Hotels & Resorts Ltd.	2,102	7,407
Talbros Automotive Components Ltd.	46	199
Tamilnad Mercantile Bank Ltd.	8,721	85,382
Tanla Platforms Ltd.	13,455	74,769
TARC Ltd.(2)	262	325
Tata Chemicals Ltd.	7,550	50,947
Tata Communications Ltd.	7,693	139,103
Tata Consultancy Services Ltd.	31,009	780,051
Tata Consumer Products Ltd.	3,649	39,726
Tata Elxsi Ltd.	2,325	87,279
Tata Investment Corp. Ltd.	9,885	66,599

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Tata Motors Ltd./new	46,994	$232,038
Tata Motors Passenger Vehicles Ltd.	129,083	418,361
Tata Power Co. Ltd.	109,292	397,943
Tata Steel Ltd.	467,822	904,192
Tata Technologies Ltd.	16,082	140,212
TD Power Systems Ltd.	1,078	8,786
TeamLease Services Ltd.(2)	303	4,083
Tech Mahindra Ltd.	34,543	589,632
Techno Electric & Engineering Co. Ltd.	8,273	85,163
Technocraft Industries India Ltd.	300	10,329
Tenneco Clean Air India Ltd.(2)	5,933	32,916
Texmaco Infrastructure & Holdings Ltd.	112	131
Texmaco Rail & Engineering Ltd.	7,523	8,602
Thanga Mayil Jewellery Ltd.	960	54,520
Thermax Ltd.	1,866	76,425
Thirumalai Chemicals Ltd.(2)	620	1,041
Thyrocare Technologies Ltd.	4,224	26,843
Tilaknagar Industries Ltd.	4,225	24,875
Time Technoplast Ltd.	6,712	13,179
Timken India Ltd.	1,495	49,415
Tips Music Ltd.	3,867	26,122
Titagarh Rail System Ltd.	3,637	31,217
Titan Co. Ltd.	2,752	147,241
Torrent Pharmaceuticals Ltd.	7,385	393,098
Torrent Power Ltd.	8,061	102,778
Tourism Finance Corp. of India Ltd.	23,595	34,624
Transformers & Rectifiers India Ltd.(2)	20,111	66,109
TransIndia Real Estate Ltd.(2)	390	110
Trent Ltd.	10,230	309,011
Trident Ltd.	221,023	56,003
Triveni Engineering & Industries Ltd.	2,696	8,366
Triveni Power Transmission Ltd.(2)	898	5,103
Triveni Turbine Ltd.	2,786	16,910
TSF Investments Ltd.	2,118	8,917
TTK Prestige Ltd.	78	479
Tube Investments of India Ltd.	631	18,401
TVS Holdings Ltd.	412	57,251
TVS Motor Co. Ltd.	4,521	205,817
TVS Motor Co. Ltd., Preference Shares(2)	17,840	1,978
TVS Supply Chain Solutions Ltd.(2)	6,609	8,809
Uflex Ltd.	1,039	7,074
Ugro Capital Ltd.(2)	763	697
Ujjivan Small Finance Bank Ltd.(2)	97,265	70,509
UltraTech Cement Ltd.	1,289	154,807
Unichem Laboratories Ltd.(2)	2,354	13,753
Union Bank of India Ltd.	53,367	105,564
Unitech Ltd.(2)	2,523	101
United Foodbrands Ltd.(2)	4,450	33,947
United Spirits Ltd.	11,432	178,835
Universal Cables Ltd.	988	17,085
UNO Minda Ltd.	4,284	57,363
UPL Ltd.	20,720	122,233
Usha Martin Ltd.	3,772	19,743

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
UTI Asset Management Co. Ltd.	4,014	$36,660
Utkarsh Small Finance Bank Ltd.(2)	7,836	1,238
V2 Retail Ltd.(2)	7,430	17,351
VA Tech Wabag Ltd.	254	5,268
Vadilal Industries Ltd.	526	42,390
Vaibhav Global Ltd.	46	106
Valor Estate Ltd.(2)	4,994	5,436
Vardhman Textiles Ltd.	20,059	120,414
Varroc Engineering Ltd.	7,044	63,750
Varun Beverages Ltd.	38,102	160,042
Vascon Engineers Ltd.(2)	223	71
Vedant Fashions Ltd.(2)	654	3,744
Vedanta Aluminium Metal Ltd.	74,025	338,428
Vedanta Iron & Steel Ltd.(2)	74,025	28,644
Vedanta Ltd.	101,989	297,906
Vedanta Oil & Gas Ltd.(2)	193,551	78,717
Vedanta Power Ltd.(2)	191,623	70,826
Veedol Corp. Ltd.	14	216
Venky's India Ltd.(2)	20	358
Venus Remedies Ltd.	1,103	19,314
Vesuvius India Ltd.	36	154
V-Guard Industries Ltd.	17,315	62,922
Vijaya Diagnostic Centre Ltd.(2)	4,098	65,294
Vimta Labs Ltd.	3,487	23,530
Vinati Organics Ltd.	244	3,406
Vindhya Telelinks Ltd.	15	399
VIP Industries Ltd.(2)	4,900	15,755
Vishal Mega Mart Ltd.(2)	85,521	99,181
Vishnu Chemicals Ltd.	120	821
V-Mart Retail Ltd.	9,155	81,471
Vodafone Idea Ltd.(2)	264,177	39,698
Voltamp Transformers Ltd.	627	71,738
Voltas Ltd.	4,463	55,936
VRL Logistics Ltd.	5,954	18,945
VST Tillers Tractors Ltd.	9	412
WAAREE Energies Ltd.	451	12,327
Waaree Renewable Technologies Ltd.(2)	204	1,867
Welspun Corp. Ltd.	10,299	258,340
Welspun Enterprises Ltd.	6,790	48,820
Welspun Living Ltd.	28,642	58,887
West Coast Paper Mills Ltd.	3,475	22,310
Westlife Foodworld Ltd.	1,504	9,026
Wework India Management Ltd.(2)	1,923	13,821
Wheels India Ltd.	2,249	36,541
Whirlpool of India Ltd.	4,821	40,644
Windlas Biotech Ltd.	35	365
Wipro Ltd., ADR	118,085	218,457
Wockhardt Ltd.(2)	1,196	23,657
Wonderla Holidays Ltd.	125	705
Xchanging Solutions Ltd.	85	54
Yatharth Hospital & Trauma Care Services Ltd., Class C	110	1,157
Yes Bank Ltd.(2)	1,152,976	276,078
Yuken India Ltd.	93	965

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Zee Entertainment Enterprises Ltd.(2)	105,615	$103,659
Zen Technologies Ltd.	58	1,082
Zensar Technologies Ltd.	9,404	45,413
ZF Commercial Vehicle Control Systems India Ltd.	3,390	90,269
Zuari Industries Ltd.	46	131
Zydus Lifesciences Ltd.	16,133	196,658
		78,251,505
Indonesia — 1.3%
ABM Investama Tbk. PT	112,700	17,307
Adaro Andalan Indonesia PT	311,984	190,631
AKR Corporindo Tbk. PT	336,800	27,659
Alam Sutera Realty Tbk. PT	2,024,100	14,272
Alamtri Minerals Indonesia Tbk. PT	763,400	75,318
Alamtri Resources Indonesia Tbk. PT	1,395,100	223,524
Amman Mineral Internasional PT(2)	170,100	41,522
ANTAM Persero Tbk. PT	758,900	132,623
Aspirasi Hidup Indonesia Tbk. PT	692,800	13,915
Astra International Tbk. PT	1,336,600	361,865
Astra Otoparts Tbk. PT	215,800	41,819
Bank BTPN Syariah Tbk. PT	374,900	20,840
Bank Central Asia Tbk. PT	1,006,400	367,383
Bank Jago Tbk. PT(2)	17,400	953
Bank Mandiri Persero Tbk. PT	1,870,000	446,216
Bank Negara Indonesia Persero Tbk. PT	790,500	172,074
Bank Pan Indonesia Tbk. PT	359,300	18,041
Bank Rakyat Indonesia Persero Tbk. PT	2,245,300	411,830
Bank Tabungan Negara Persero Tbk. PT(2)	588,400	41,140
Barito Pacific Tbk. PT	606,122	60,952
BFI Finance Indonesia Tbk. PT	785,100	41,183
Bukalapak.com Tbk. PT(2)	5,640,900	33,409
Bukit Asam Persero Tbk. PT	435,500	62,939
Buma Internasional Grup Tbk. PT(2)	1,216,200	16,199
Bumi Resources Minerals Tbk. PT(2)	3,783,700	159,955
Bumi Resources Tbk. PT(2)	4,520,700	48,878
Bumi Serpong Damai Tbk. PT(2)	672,700	24,668
Chandra Asri Pacific Tbk. PT	83,500	9,232
Charoen Pokphand Indonesia Tbk. PT	459,500	77,315
Ciputra Development Tbk. PT	814,200	29,404
Cisarua Mountain Dairy Tbk. PT	94,200	25,691
Darma Henwa Tbk. PT	2,886,500	71,542
Dayamitra Telekomunikasi PT	547,600	14,461
Dharma Satya Nusantara Tbk. PT	1,311,700	118,448
Elang Mahkota Teknologi Tbk. PT	763,400	22,160
Elnusa Tbk. PT	183,300	7,443
Energi Mega Persada Tbk. PT(2)	481,500	35,580
Erajaya Swasembada Tbk. PT	1,626,200	45,319
ESSA Industries Indonesia Tbk. PT	1,158,200	42,440
Gajah Tunggal Tbk. PT	492,600	38,747
Global Mediacom Tbk. PT(2)	168,500	1,074
Harum Energy Tbk. PT(2)	287,800	15,016
Indah Kiat Pulp & Paper Tbk. PT	186,100	92,324
Indika Energy Tbk. PT	166,400	25,973
Indo Tambangraya Megah Tbk. PT	42,400	62,353

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Indocement Tunggal Prakarsa Tbk. PT	168,400	$52,476
Indofood CBP Sukses Makmur Tbk. PT	34,600	14,838
Indofood Sukses Makmur Tbk. PT	79,600	33,694
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	553,000	10,990
Japfa Comfeed Indonesia Tbk. PT	759,000	94,237
Jasa Marga Persero Tbk. PT	161,500	26,968
Kalbe Farma Tbk. PT	466,000	20,621
Kawasan Industri Jababeka Tbk. PT	2,473,800	30,117
Map Aktif Adiperkasa PT	1,263,000	51,318
Mark Dynamics Indonesia Tbk. PT	33,100	1,999
Medco Energi Internasional Tbk. PT	850,700	67,402
Media Nusantara Citra Tbk. PT(2)	916,400	10,339
Medikaloka Hermina Tbk. PT	8,100	295
Merdeka Copper Gold Tbk. PT	133,000	22,038
Midi Utama Indonesia Tbk. PT	204,100	3,133
Mitra Keluarga Karyasehat Tbk. PT	6,000	630
Mitra Pinasthika Mustika Tbk. PT	52,600	3,013
Pabrik Kertas Tjiwi Kimia Tbk. PT	135,300	60,998
Pakuwon Jati Tbk. PT	1,771,900	27,997
Panin Financial Tbk. PT(2)	1,256,900	15,875
Perusahaan Gas Negara Persero Tbk. PT	540,400	46,644
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	501,600	42,043
Petrindo Jaya Kreasi Tbk. PT(2)	33,000	1,514
Petrosea Tbk. PT(2)	311,000	88,810
PP Persero Tbk. PT(2)	816,800	9,080
PT TIMAH Persero Tbk	350,300	79,697
Raharja Energi Cepu PT	9,800	2,324
Rukun Raharja Tbk. PT	715,000	32,277
Sarana Menara Nusantara Tbk. PT	1,228,300	31,455
Semen Indonesia Persero Tbk. PT	352,800	29,451
Siloam International Hospitals Tbk. PT(2)	276,000	33,623
Sumber Alfaria Trijaya Tbk. PT	880,400	66,301
Surya Semesta Internusa Tbk. PT	172,000	18,816
Telkom Indonesia Persero Tbk. PT, ADR	30,744	448,248
Tempo Scan Pacific Tbk. PT	183,500	28,367
Transcoal Pacific Tbk. PT	700	87
Triputra Agro Persada PT	832,700	98,267
Unilever Indonesia Tbk. PT	383,400	37,969
United Tractors Tbk. PT	138,200	188,899
Vale Indonesia Tbk. PT	133,300	39,403
XLSMART Telecom Sejahtera Tbk. PT	569,300	90,505
		5,764,395
Kuwait — 0.8%
A'ayan Leasing & Investment Co. KSCP	95,118	87,088
A'ayan Real Estate Co. SAK	46,554	28,758
Action Energy Co. KSCC	25,409	21,951
Agility Public Warehousing Co. KSCC	235,196	116,447
Al Ahli Bank of Kuwait KSCP	190,049	185,699
Al Mazaya Holding Co. KSCP(2)	84,521	21,379
Ali Alghanim Sons Automotive Co. KSCC	5,443	16,381
Beyout Holding Co. KPSC	23,416	25,611
Boubyan Bank KSCP	24,642	52,937
Boubyan Petrochemicals Co. KSCP	55,728	131,537

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Boursa Kuwait Securities Co. KPSC	2,313	$22,003
Burgan Bank SAK	117,403	71,021
Combined Group Contracting Co. SAK	18,450	54,381
Commercial Real Estate Co. KSC	98,319	59,508
Digitus Group for Digital Infrastructure Data Centers & Communications KSCP(2)	1,749	10,780
Gulf Bank KSCP	78,202	89,831
Gulf Cables & Electrical Industries Group Co. KSCP	1,179	6,559
Heavy Engineering & Ship Building Co. KSCP	4,071	8,314
Humansoft Holding Co. KSC	12,735	96,391
Integrated Holding Co. KCSC	33,916	43,657
Jazeera Airways Co. KSCP	2,663	14,697
Kuwait Finance House KSCP	314,381	783,207
Kuwait International Bank KSCP	113,170	92,250
Kuwait Telecommunications Co.	49,467	97,473
Mabanee Co. KPSC	14,834	46,900
Mezzan Holding Co. KSCC	2,925	10,965
Mobile Telecommunications Co. KSCP	186,765	365,526
National Bank of Kuwait SAKP	275,851	779,918
National Cleaning Co. SAK	12,838	12,006
National Industries Co. KSC	1,817	1,629
National Industries Group Holding SAK	314,755	243,410
National Investments Co. KSCP	53,314	47,441
National Real Estate Co. KPSC(2)	58,049	25,743
Noor Financial Investment Co. KSC	8,297	13,422
Salhia Real Estate Co. KSCP	64,459	78,465
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	49,199	22,283
United Real Estate Co. SAKP(2)	42,698	36,188
Warba Bank KSCP	60,397	54,123
		3,875,879
Malaysia — 1.6%
Aeon Co. M Bhd.	117,200	29,651
AFFIN Bank Bhd.	26,575	13,524
Alliance Bank Malaysia Bhd.	86,229	105,307
AMMB Holdings Bhd.	159,800	273,608
Axiata Group Bhd.	166,200	75,048
Bank Islam Malaysia Bhd.	23,400	12,197
Berjaya Corp. Bhd.(2)	205,500	12,762
Bumi Armada Bhd.	461,900	39,201
Bursa Malaysia Bhd.	27,600	59,131
Cahya Mata Sarawak Bhd.	78,800	19,435
Carlsberg Brewery Malaysia Bhd.	8,400	29,948
CCK Consolidated Holdings Bhd.	5,300	1,217
CELCOMDIGI Bhd.	103,300	72,281
CIMB Group Holdings Bhd.	399,100	788,174
CTOS Digital Bhd.	47,200	7,728
Dagang NeXchange Bhd.(2)	358,600	43,096
Dayang Enterprise Holdings Bhd.	37,800	13,368
Dialog Group Bhd.	6,200	3,021
DRB-Hicom Bhd.	89,700	21,253
Dufu Technology Corp. Bhd.	2,400	1,594
DXN Holdings Bhd.	7,500	856
Eastern & Oriental Bhd.	14,100	2,688
Eco World Development Group Bhd.	29,300	14,662

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Econpile Holdings Bhd.(2)	1,000	$31
EG Industries Bhd.	109,100	52,808
Ekovest Bhd.(2)	328,300	14,678
Farm Fresh Bhd.	26,900	13,618
Fraser & Neave Holdings Bhd.	4,100	25,929
Frontken Corp. Bhd.	50,600	63,846
Gamuda Bhd.	91,363	102,226
Gas Malaysia Bhd.	28,100	34,820
Genting Bhd.	116,300	59,439
Genting Malaysia Bhd.	80,500	33,967
Greatech Technology Bhd.(2)	2,800	1,797
Guan Chong Bhd.	215,700	74,855
Hartalega Holdings Bhd.	215,500	52,139
Heineken Malaysia Bhd.	5,700	22,660
Hengyuan Refining Co. Bhd.(2)	49,400	24,096
Hiap Teck Venture Bhd.	14,000	904
Hibiscus Petroleum Bhd.	131,700	67,447
Hong Leong Bank Bhd.	18,600	108,481
Hup Seng Industries Bhd.	3,700	845
IHH Healthcare Bhd.	30,100	61,620
IJM Corp. Bhd.	137,800	96,369
Inari Amertron Bhd.	100	63
IOI Corp. Bhd.	49,100	57,059
IOI Properties Group Bhd.	124,400	124,994
Iskandar Waterfront City Bhd.(2)	14,500	789
ITMAX SYSTEM Bhd.	2,000	2,158
Jaya Tiasa Holdings Bhd.	52,500	14,346
Johor Plantations Group Bhd.	178,800	85,267
Kelington Group Bhd.	39,800	90,665
Kossan Rubber Industries Bhd.	128,000	34,946
KPJ Healthcare Bhd.	94,100	63,092
KSL Holdings Bhd.	6,400	4,566
Kuala Lumpur Kepong Bhd.	37,100	202,501
LBS Bina Group Bhd.	14,600	1,446
Mah Sing Group Bhd.	199,900	58,414
Malakoff Corp. Bhd.	97,100	19,163
Malayan Banking Bhd.	200,100	530,259
Malayan Cement Bhd.	19,900	32,028
Malayan Flour Mills Bhd.	16,900	2,893
Malaysian Pacific Industries Bhd.	6,700	69,015
Malaysian Resources Corp. Bhd.	131,400	10,101
Matrix Concepts Holdings Bhd.	43,350	13,011
Maxis Bhd.	47,400	43,886
MBSB Bhd.	80,100	12,025
Mega First Corp. Bhd.	29,900	20,781
Mi Technovation Bhd.	400	605
MISC Bhd.	39,300	77,301
Mr. DIY Group M Bhd.	127,700	43,710
Naim Holdings Bhd.(2)	2,800	521
Nationgate Holdings Bhd.	100	46
Nestle Malaysia Bhd.	900	22,355
OSK Holdings Bhd.	50,550	25,947
PA Resources Bhd.	2,100	117

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Pecca Group Bhd.	4,300	$1,398
Pentamaster Corp. Bhd.(2)	2,400	3,109
Perak Transit Bhd.	74,600	3,703
Perdana Petroleum Bhd.(2)	4,200	148
Petronas Chemicals Group Bhd.	1,200	1,269
Petronas Dagangan Bhd.	14,000	70,627
Petronas Gas Bhd.	28,500	124,927
PPB Group Bhd.	17,500	43,209
Press Metal Aluminium Holdings Bhd.	61,600	122,360
Public Bank Bhd.	423,700	520,449
QL Resources Bhd.	74,950	71,300
Ranhill Utilities Bhd.(2)	9,919	6,172
RGB International Bhd.	19,800	1,004
RHB Bank Bhd.	63,100	135,936
SD Guthrie Bhd.	94,600	149,402
Sime Darby Bhd.	287,200	185,144
Sime Darby Property Bhd.	243,300	79,531
SKP Resources Bhd.	21,400	1,512
Southern Cable Group Bhd.	42,500	26,588
SP Setia Bhd. Group(1)	254,700	52,056
Sunway Bhd.	30,000	38,242
Sunway Construction Group Bhd.	30,900	62,792
Sunway Healthcare Holdings Bhd., Class B(2)	2,990	1,573
Supermax Corp. Bhd.(2)	64,080	5,173
Ta Ann Holdings Bhd.	23,400	35,986
Telekom Malaysia Bhd.	70,500	135,051
Tenaga Nasional Bhd.	212,600	747,851
TH Plantations Bhd.	1,700	245
TIME dotCom Bhd.	60,900	90,879
TMK Chemical Bhd.	39,900	29,110
Top Glove Corp. Bhd.(1)	415,000	68,003
TSH Resources Bhd.	43,000	14,305
UEM Sunrise Bhd.	152,900	22,738
Unisem M Bhd.	2,200	2,424
United Plantations Bhd.	8,550	67,862
Velesto Energy Bhd.	961,400	58,618
ViTrox Corp. Bhd.	12,300	28,119
VS Industry Bhd.	116,121	6,467
VSTECS Bhd.	9,300	3,911
WCT Holdings Bhd.(2)	79,100	7,641
YTL Corp. Bhd.	26,200	16,085
YTL Power International Bhd.	124,200	176,916
Zetrix Ai Bhd.(1)	626,388	45,793
		7,482,023
Mexico — 2.5%
Alpek SAB de CV(2)	253,241	190,268
Alsea SAB de CV(1)	28,783	70,178
America Movil SAB de CV, ADR	32,592	750,920
Arca Continental SAB de CV	6,165	70,727
Banco del Bajio SA	119,900	406,475
Bolsa Mexicana de Valores SAB de CV	2,182	4,993
Cemex SAB de CV, ADR	53,040	569,650
Coca-Cola Femsa SAB de CV	24,901	276,854

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Controladora Vuela Cia de Aviacion SAB de CV, ADR(2)	12,782	$83,594
Corp. Inmobiliaria Vesta SAB de CV	73,617	253,729
Fomento Economico Mexicano SAB de CV, ADR	5,591	673,212
GCC SAB de CV	31,738	360,918
Genomma Lab Internacional SAB de CV, Class B	49,260	38,170
Gentera SAB de CV	200,358	479,309
Gruma SAB de CV, B Shares(1)	17,762	260,351
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	2,527	250,931
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	1,395	287,426
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	636	163,140
Grupo Bimbo SAB de CV, Series A(1)	40,326	140,577
Grupo Carso SAB de CV, Series A1	12,245	100,444
Grupo Comercial Chedraui SA de CV(1)	25,151	131,878
Grupo Financiero Banorte SAB de CV, Class O	135,744	1,539,099
Grupo Financiero Inbursa SAB de CV, Class O(1)	89,769	233,818
Grupo Mexico SAB de CV, Series B	57,018	780,270
Grupo Televisa SAB, ADR(2)	69,656	191,554
Grupo Traxion SAB de CV(1)(2)	34,838	23,531
Industrias Penoles SAB de CV	19,215	1,014,990
Kimberly-Clark de Mexico SAB de CV, A Shares	89,322	209,583
La Comer SAB de CV	34,060	64,126
Megacable Holdings SAB de CV	201,963	617,423
Nemak SAB de CV(2)	108,417	19,392
Promotora y Operadora de Infraestructura SAB de CV	10,969	168,893
Qualitas Controladora SAB de CV	26,194	236,458
Regional SAB de CV	31,779	263,578
Sigma Foods SAB de CV, Class A	334,538	367,675
Wal-Mart de Mexico SAB de CV(1)	83,185	231,352
		11,525,486
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	33,124	1,136,153
Credicorp Ltd.	2,739	1,003,515
Intercorp Financial Services, Inc.	3,283	179,318
Southern Copper Corp.	2,321	484,725
		2,803,711
Philippines — 0.5%
Aboitiz Equity Ventures, Inc.	79,200	47,129
ACEN Corp.	15,000	690
Alliance Global Group, Inc.	98,100	14,191
Apex Mining Co., Inc.	382,100	97,841
Ayala Corp.	12,750	101,318
Ayala Land, Inc.	199,000	49,474
Bank of the Philippine Islands	100,740	161,618
BDO Unibank, Inc.	156,139	290,223
Converge Information & Communications Technology Solutions, Inc.	174,700	25,495
DigiPlus Interactive Corp.	110,770	17,725
DMCI Holdings, Inc.	105,700	13,176
GT Capital Holdings, Inc.	5,010	38,256
International Container Terminal Services, Inc.	36,745	521,108
JG Summit Holdings, Inc.	180,600	61,548
Jollibee Foods Corp.	17,930	43,161
Manila Electric Co.	8,010	59,244
Manila Water Co., Inc.	176,000	98,262

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Maynilad Water Services, Inc.	162,200	$48,719
Megaworld Corp.	570,000	20,045
Metropolitan Bank & Trust Co.	133,000	142,284
PLDT, Inc., ADR	5,946	106,196
Puregold Price Club, Inc.	103,200	68,023
SM Investments Corp.	2,640	23,507
SM Prime Holdings, Inc.	198,000	56,707
Synergy Grid & Development Phils, Inc.	176,700	73,904
Universal Robina Corp.	60,690	59,354
		2,239,198
Poland — 1.8%
Alior Bank SA	13,664	484,225
Allegro.eu SA(2)	23,814	290,869
Asseco Poland SA	82	5,271
Auto Partner SA	615	5,281
Bank Handlowy w Warszawie SA	4,154	131,730
Bank Millennium SA(2)	69,395	376,897
Bank Polska Kasa Opieki SA	10,599	737,645
Benefit Systems SA(2)	187	272,858
Budimex SA	1,054	201,068
CD Projekt Red SA(2)	689	43,273
Cyfrowy Polsat SA(2)	4,525	19,317
Diagnostyka SA	2,354	106,460
Dino Polska SA(2)	25,913	250,064
Enea SA	28,242	148,752
Erste Bank Polska SA	1,070	206,849
Eurocash SA(2)	5,972	8,681
Grupa Azoty SA(2)	101	628
Grupa Kety SA	1,291	436,362
Jastrzebska Spolka Weglowa SA(2)	4,176	37,080
KGHM Polska Miedz SA	5,972	573,126
KRUK SA	639	68,507
LPP SA	18	100,605
mBank SA(2)	581	212,551
Modivo SA(1)(2)	2,403	55,900
Orange Polska SA	129,168	474,027
ORLEN SA	31,455	1,300,617
Pepco Group NV	19,552	227,079
PGE Polska Grupa Energetyczna SA(2)	44,345	131,602
Powszechna Kasa Oszczednosci Bank Polski SA	22,467	686,984
Powszechny Zaklad Ubezpieczen SA	16,812	334,426
Tauron Polska Energia SA	40,192	91,169
XTB SA	3,341	165,242
Zabka Group SA	22,631	191,734
		8,376,879
Qatar — 0.7%
Al Khaleej Takaful Group QSC	29,037	23,455
Baladna(2)	193,020	66,735
Barwa Real Estate Co.	232,626	147,603
Commercial Bank PSQC	217,039	250,314
Doha Bank QPSC	306,798	221,600
Dukhan Bank	99,112	87,769
Estithmar Holding QPSC(2)	20,106	22,474

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Gulf Warehousing Co.	43,042	$26,953
Industries Qatar QSC	22,749	62,428
Mannai Corp. QSC	17,872	25,280
Mazaya Real Estate Development QPSC(2)	62,994	9,617
Medicare Group	24,398	36,198
Meeza QSTP LLC	21,751	17,747
Mesaieed Petrochemical Holding Co.	333,834	99,754
Ooredoo QPSC	79,979	277,885
Qatar Fuel QSC	29,652	98,142
Qatar Gas Transport Co. Ltd.	114,104	135,659
Qatar International Islamic Bank QSC	22,232	67,083
Qatar Islamic Bank QPSC	40,331	240,256
Qatar Islamic Insurance Group	4,782	10,337
Qatar National Bank QPSC	182,696	837,706
Qatar Navigation QSC	81,313	234,169
United Development Co. QSC	300,562	66,299
Vodafone Qatar PQSC	154,791	110,731
		3,176,194
Saudi Arabia — 3.5%
Abdullah Al Othaim Markets Co.	23,322	30,824
ACWA Power Co.	1,956	99,739
Ades Holding Co.	50,731	248,069
AFG International Co.(2)	1,894	8,666
Al Babtain Power & Telecommunication Co.	4,400	72,394
Al Hammadi Holding	2,222	14,881
Al Khaleej Training & Education Co.(2)	2,069	8,050
Al Majed for Oud Co.	1,128	36,875
Al Moammar Information Systems Co.	1,414	109,437
Al Rajhi Bank	65,608	1,169,197
Alamar Foods	1,828	20,510
Al-Dawaa Medical Services Co.	2,196	22,336
Aldrees Petroleum & Transport Services Co.	4,206	131,857
Alinma Bank	125,016	850,400
Allianz Saudi Fransi Cooperative Insurance Co.(2)	3,362	11,938
Almarai Co. JSC	46,264	602,440
Almawarid Manpower Co.	1,835	51,486
Almunajem Foods Co.	3,713	60,819
Alujain Corp.	1,320	9,576
Arab National Bank	66,669	395,194
Arabian Cement Co.	5,411	30,954
Arabian Centres Co.	16,677	71,748
Arabian Co. for Agricultural & Industrial Investment(2)	2,276	13,919
Arabian Drilling Co.(2)	2,985	75,945
Arabian Internet & Communications Services Co.	1,048	56,718
Arabian Mills for Food Products Co.	1,903	21,346
Arabian Pipes Co.	27,907	39,499
Ash-Sharqiyah Development Co.(2)	2,520	9,916
Astra Industrial Group Co.	3,189	115,560
BAAN Holding Group Co.(2)	20,065	10,921
Bank AlBilad	41,467	287,412
Bank Al-Jazira	62,213	197,718
Banque Saudi Fransi	81,312	469,763
Bawan Co.(2)	1,403	14,076

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Bupa Arabia for Cooperative Insurance Co.	1,031	$42,496
City Cement Co.	6,133	16,615
Co. for Cooperative Insurance	5,313	192,212
Dallah Healthcare Co.	636	14,279
Dar Al Arkan Real Estate Development Co.(2)	54,785	306,647
Derayah Financial Co.	2,618	15,641
Dr. Sulaiman Al Habib Medical Services Group Co.	1,817	112,559
East Pipes Integrated Co. for Industry	2,744	144,158
Eastern Province Cement Co.	4,260	28,633
Electrical Industries Co.	22,916	96,195
Elm Co.	374	63,655
Etihad Etisalat Co.	35,640	632,290
Fourth Milling Co.	37,370	40,070
Gulf Insurance Group	4,158	35,569
Jabal Omar Development Co.(2)	40,657	198,105
Jahez International Co.(2)	18,573	65,241
Jarir Marketing Co.	52,673	242,212
Leejam Sports Co. JSC	615	12,861
Liva Insurance Co.(2)	3,053	12,228
Lumi Rental Co.(2)	1,116	8,330
Makkah Construction & Development Co.	555	12,343
Middle East Healthcare Co.	7,531	65,552
Mobile Telecommunications Co. Saudi Arabia	56,577	155,782
Mouwasat Medical Services Co.	9,556	165,497
Nahdi Medical Co.	3,051	74,837
National Agriculture Development Co.(2)	6,127	24,968
National Industrialization Co.(2)	24,249	57,992
Power & Water Utility Co. for Jubail & Yanbu	3,756	45,139
Rabigh Refining & Petrochemical Co.(2)	21,583	95,713
Rasan Information Technology Co.(2)	1,176	42,794
Red Sea International Co.(2)	4,582	28,540
Riyad Bank	123,940	686,757
SABIC Agri-Nutrients Co.	6,504	226,265
Sadr Logistics Co.(2)	17,153	11,448
SAL Saudi Logistics Services	3,523	153,678
Saudi Arabian Amiantit Co.(2)	2,976	10,342
Saudi Arabian Mining Co.(2)	19,746	349,344
Saudi Arabian Oil Co.	222,602	1,535,869
Saudi Automotive Services Co.(2)	1,315	14,765
Saudi Awwal Bank	68,813	623,818
Saudi Basic Industries Corp.	12,029	157,916
Saudi Cement Co.	4,098	31,061
Saudi Ceramic Co.	1,337	9,081
Saudi Chemical Co. Holding	67,582	141,155
Saudi Energy Co.	56,933	263,063
Saudi Ground Services Co.	1,792	13,021
Saudi Investment Bank	72,813	281,535
Saudi Kayan Petrochemical Co.(2)	110,554	154,431
Saudi Manpower Solutions Co.	24,474	37,797
Saudi National Bank	86,157	986,613
Saudi Pharmaceutical Industries & Medical Appliances Corp.	11,254	90,272
Saudi Public Transport Co.(2)	12,863	40,808
Saudi Real Estate Co.(2)	11,892	48,898

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Saudi Tadawul Group Holding Co.	485	$16,771
Saudi Telecom Co.	96,782	1,149,238
Saudia Dairy & Foodstuff Co.	986	53,497
Savola Group	29,833	206,961
Seera Group Holding(2)	10,627	62,479
SHL Finance Co.	3,783	14,444
Specialized Medical Co.	3,015	13,194
Sustained Infrastructure Holding Co.	8,783	93,964
Tanmiah Food Co.(2)	1,212	20,263
Theeb Rent A Car Co.	1,507	8,456
United Electronics Co.	2,329	40,322
United International Transportation Co.	5,030	42,465
Wataniya Insurance Co.(2)	2,719	10,737
Yamama Cement Co.	11,465	71,068
Yanbu Cement Co.	5,838	23,631
Yanbu National Petrochemical Co.	8,765	79,074
		16,193,837
South Africa — 4.8%
Absa Group Ltd.	67,911	964,491
AECI Ltd.	20,254	128,121
African Rainbow Minerals Ltd.	10,704	119,856
Anglogold Ashanti PLC	3,073	345,178
Aspen Pharmacare Holdings Ltd.	39,256	385,764
Astral Foods Ltd.	2,828	34,373
AVI Ltd.	34,858	184,641
Bid Corp. Ltd.	8,072	225,370
Bidvest Group Ltd.	10,065	145,395
Blu Label Unlimited Group Ltd.	38,182	20,114
Boxer Retail Ltd.	7,580	36,794
Capitec Ltd.	2,201	636,009
Clicks Group Ltd.	14,641	180,750
Coronation Fund Managers Ltd.	31,970	86,640
DataTec Ltd.	48,328	238,482
Dis-Chem Pharmacies Ltd.(1)	42,773	75,685
Discovery Ltd.	26,376	423,611
DRDGOLD Ltd.	75,750	212,260
E Media Holdings Ltd.	3,351	334
Exxaro Resources Ltd.	33,365	391,860
Famous Brands Ltd.	3,998	12,780
FirstRand Ltd.	162,072	959,369
Fortress Real Estate Investments Ltd., Class B	150,739	223,710
Foschini Group Ltd.	45,516	144,518
Gold Fields Ltd., ADR	35,282	1,636,026
Grindrod Ltd.	47,228	71,933
Harmony Gold Mining Co. Ltd., ADR	26,554	521,786
Impala Platinum Holdings Ltd.	79,850	1,117,155
Investec Ltd.	12,712	109,486
Kumba Iron Ore Ltd.(1)	1,494	22,214
Life Healthcare Group Holdings Ltd.	116,849	86,219
Momentum Group Ltd.	163,548	411,232
Motus Holdings Ltd.	25,578	170,753
Mr. Price Group Ltd.	18,429	186,271
MTN Group Ltd.	131,451	1,541,683

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Naspers Ltd., N Shares	5,523	$270,478
Nedbank Group Ltd.	36,980	675,848
NEPI Rockcastle NV(2)	54,381	514,634
Netcare Ltd.	156,635	175,001
Ninety One Ltd.	45,970	126,630
Northam Platinum Holdings Ltd.	21,490	390,157
Old Mutual Ltd.	608,598	492,009
Omnia Holdings Ltd.	34,021	209,609
OUTsurance Group Ltd.	32,299	175,295
Pepkor Holdings Ltd.	54,652	66,804
Pick n Pay Stores Ltd.(1)(2)	59,454	70,837
PPC Ltd.	325,504	147,860
Raubex Group Ltd.	11,812	30,336
Reinet Investments SCA	16,054	433,146
Remgro Ltd.	24,278	292,003
Sanlam Ltd.	83,197	447,539
Santam Ltd.	2,791	71,869
Sappi Ltd.(1)(2)	70,860	65,116
Sasol Ltd., ADR(1)(2)	70,368	845,823
Shoprite Holdings Ltd.	33,334	637,029
Sibanye Stillwater Ltd., ADR	99,781	1,182,405
Standard Bank Group Ltd.	75,477	1,486,997
Sun International Ltd.	21,336	66,014
Super Group Ltd.(2)	64,406	71,687
Telkom SA SOC Ltd.	78,842	270,418
Thungela Resources Ltd.	15,232	124,485
Tiger Brands Ltd.	17,360	289,841
Truworths International Ltd.	46,433	131,632
Valterra Platinum Ltd.	1,454	124,250
Vodacom Group Ltd.	31,002	287,269
We Buy Cars Holdings Ltd.(1)	970	1,820
		22,225,704
South Korea — 24.4%
Able C&C Co. Ltd.	3,150	29,696
Aekyung Chemical Co. Ltd.	51	410
Aekyung Industrial Co. Ltd.	137	1,191
Agabang & Co.(2)	50	160
Ahnlab, Inc.	19	820
Alteogen, Inc.	403	90,664
Amorepacific Corp.	655	70,369
Amorepacific Holdings Corp.	796	15,839
Ananti, Inc.(2)	548	2,059
APR Corp.	1,222	413,808
Asiana Airlines, Inc.(2)	1,844	10,221
BGF retail Co. Ltd.	1,103	119,029
BH Co. Ltd.	1,252	16,600
BHI Co. Ltd.(2)	1,753	80,032
Binggrae Co. Ltd.	364	24,067
BNK Financial Group, Inc.	31,364	347,875
Boryung	199	1,317
C&C International Co. Ltd.(2)	14	233
Cafe24 Corp.(2)	469	5,818
Celltrion Pharm, Inc.	314	9,567

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Celltrion, Inc.	1,093	$151,018
Cheil Worldwide, Inc.	3,563	49,945
Cheryong Electric Co. Ltd.	362	12,519
Chong Kun Dang Pharmaceutical Corp.	240	12,000
CJ CGV Co. Ltd.(2)	3,532	14,034
CJ CheilJedang Corp.	572	77,838
CJ Corp.	1,254	118,658
CJ ENM Co. Ltd.(2)	1,346	33,323
CJ Logistics Corp.	1,429	76,546
Classys, Inc.	357	8,814
Com2uS N Corp.(2)	30	55
Com2uSCorp	10	252
Cosmax, Inc.	923	202,324
CosmoAM&T Co. Ltd.(2)	32	964
Coway Co. Ltd.	8,985	635,702
CS Wind Corp.(2)	5,941	211,557
Daeduck Electronics Co. Ltd.	911	74,381
Daehan Shipbuilding Co. Ltd.	1,885	65,222
Daesang Corp.	947	12,660
Daewoo Engineering & Construction Co. Ltd.(2)	4,481	59,219
Daewoong Co. Ltd.	648	8,536
Daewoong Pharmaceutical Co. Ltd.	131	12,159
Daishin Securities Co. Ltd.(2)	3,324	65,555
Daou Data Corp.	23	338
Daou Technology, Inc.	2,639	75,039
DB HiTek Co. Ltd.	4,499	310,195
DB Insurance Co. Ltd.	1,891	249,503
DB Securities Co. Ltd.	3,583	25,618
Dentium Co. Ltd.	25	683
Devsisters Co. Ltd.(2)	4	47
DI Dong Il Corp.	437	8,828
DL E&C Co. Ltd.	2,498	131,005
DL Holdings Co. Ltd.(2)	2,542	93,563
DN Automotive Corp.	25	862
Dong-A Socio Holdings Co. Ltd.(2)	121	8,325
Dong-A ST Co. Ltd.	7	194
Dongjin Semichem Co. Ltd.	1,772	54,856
DongKook Pharmaceutical Co. Ltd.	58	942
Dongkuk Steel Mill Co. Ltd.	411	3,058
Dongsuh Cos., Inc.	654	12,348
Dongwha Enterprise Co. Ltd.(2)	30	170
Dongwon Industries Co. Ltd.	83	2,330
Dongwon Systems Corp.	48	812
Doosan Bobcat, Inc.	4,760	215,998
Doosan Co. Ltd.	152	139,108
Doosan Enerbility Co. Ltd.(2)	7,674	459,703
Doosan Fuel Cell Co. Ltd.(2)	1,074	35,203
Doosan Tesna, Inc.	102	5,938
DoubleUGames Co. Ltd.(2)	297	12,683
Dreamtech Co. Ltd.	44	185
Duk San Neolux Co. Ltd.(2)	504	12,568
Ecopro BM Co. Ltd.	77	6,770
Ecopro Co. Ltd.(2)	44	2,922

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Ecopro HN Co. Ltd.	132	$2,435
Ecopro Materials Co. Ltd.(2)	3	85
E-MART, Inc.	1,093	59,212
EMRO, Inc.(2)	57	690
EM-Tech Co. Ltd.(2)	40	145
Enchem Co. Ltd.(2)	136	2,155
Eo Technics Co. Ltd.	197	57,891
Eugene Investment & Securities Co. Ltd.	18,838	60,194
Eugene Technology Co. Ltd.	368	35,567
F&F Co. Ltd.	2,002	97,752
Gaonchips Co. Ltd.(2)	57	1,818
GC Biopharma Corp.	101	9,526
GC Corp.	27	198
GOLFZON Co. Ltd.	287	7,587
Gradiant Corp.	37	323
Grand Korea Leisure Co. Ltd.	305	2,155
GS Engineering & Construction Corp.	15,938	421,200
GS Holdings Corp.	6,102	565,266
GS P&L Co. Ltd.	55	1,760
GS Retail Co. Ltd.	5,932	114,038
HAESUNG DS Co. Ltd.	97	3,789
Han Kuk Carbon Co. Ltd.(2)	1,913	33,574
Hana Financial Group, Inc.	23,876	2,372,190
Hana Materials, Inc.	835	31,406
Hana Micron, Inc.(2)	2,126	54,867
Hana Tour Service, Inc.	110	2,617
Hancom, Inc.	35	459
Handsome Co. Ltd.	45	520
Hanil Cement Co. Ltd.	1,237	15,356
Hanjin Kal Corp.	213	20,650
Hankook & Co. Co. Ltd.	920	16,491
Hankook Tire & Technology Co. Ltd.	8,320	403,887
Hanmi Pharm Co. Ltd.	171	61,555
Hanmi Science Co. Ltd.(2)	807	26,402
Hanmi Semiconductor Co. Ltd.	797	127,176
Hanon Systems(2)	5,935	15,175
Hansae Co. Ltd.	205	1,336
Hansol Chemical Co. Ltd.	280	42,134
Hansol Technics Co. Ltd.	3,113	15,454
Hanssem Co. Ltd.(2)	11	315
Hanwha Aerospace Co. Ltd.	996	799,673
Hanwha Corp.	2,259	222,553
Hanwha Corp., Preference Shares	1,169	35,080
Hanwha Engine Co. Ltd.(2)	4,426	152,814
Hanwha General Insurance Co. Ltd.(2)	3,430	21,058
Hanwha Investment & Securities Co. Ltd.(2)	22,466	80,515
Hanwha Life Insurance Co. Ltd.(2)	53,211	223,465
Hanwha Machinery & Service Holdings Co. Ltd.(2)	3,638	19,458
Hanwha Machinery & Service Holdings Co. Ltd., Preference Shares(2)	1,883	4,203
Hanwha Ocean Co. Ltd.(2)	1,781	114,035
Hanwha Solutions Corp.(2)	3,236	79,758
Hanwha Systems Co. Ltd.	2,054	109,271
Hanwha Vision Co. Ltd.(2)	493	17,908

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Harim Holdings Co. Ltd.	5,196	$40,943
HD Construction Equipment Co. Ltd.	1,658	160,899
HD Hyundai Co. Ltd.	5,231	833,423
HD Hyundai Electric Co. Ltd.	799	453,261
HD Hyundai Heavy Industries Co. Ltd.	2,547	833,524
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,956	750,020
HDC Holdings Co. Ltd.	4,947	81,590
HD-Hyundai Marine Engine(2)	1,223	46,377
Hite Jinro Co. Ltd.	1,732	19,667
HK inno N Corp.(2)	5	157
HL Mando Co. Ltd.	4,588	173,042
HMM Co. Ltd.	16,333	255,435
Hotel Shilla Co. Ltd.(2)	39	1,255
HPSP Co. Ltd.	3,126	113,887
HS Hyosung Advanced Materials Corp.	236	30,939
HS Hyosung Corp.	3	105
Hugel, Inc.(2)	186	34,222
Humedix Co. Ltd.(2)	437	8,332
HYBE Co. Ltd.(2)	213	27,862
Hyosung Corp.	1,064	129,024
Hyosung Heavy Industries Corp.	160	343,907
Hyosung TNC Corp.	736	190,623
Hyundai Autoever Corp.	279	85,409
HYUNDAI Corp.	78	1,459
Hyundai Department Store Co. Ltd.	2,747	191,177
Hyundai Elevator Co. Ltd.	742	40,191
Hyundai Engineering & Construction Co. Ltd.	1,876	168,106
Hyundai GF Holdings	7,746	67,618
Hyundai Glovis Co. Ltd.	4,797	724,114
Hyundai Marine & Fire Insurance Co. Ltd.(2)	13,085	486,039
Hyundai Mobis Co. Ltd.	2,239	739,036
Hyundai Motor Co.	7,314	2,152,432
Hyundai Rotem Co. Ltd.	3,437	340,780
Hyundai Steel Co.	6,263	138,570
Hyundai Wia Corp.	1,251	54,861
Iljin Electric Co. Ltd.	1,047	54,111
iM Financial Group Co. Ltd.	22,670	305,978
Industrial Bank of Korea	14,321	216,337
Innocean Worldwide, Inc.	926	12,962
Innox Advanced Materials Co. Ltd.	676	10,480
Intellian Technologies, Inc.	64	2,935
Interflex Co. Ltd.(2)	26	117
INTOPS Co. Ltd.	58	764
IPARK Hyundai Development Co., E Shares	4,936	84,257
IS Dongseo Co. Ltd.(2)	35	410
i-SENS, Inc.	6	79
IsuPetasys Co. Ltd.	1,832	151,454
JB Financial Group Co. Ltd.	17,984	371,801
Jeju Air Co. Ltd.(2)	430	1,405
Jin Air Co. Ltd.(2)	292	1,225
Jusung Engineering Co. Ltd.	981	125,853
JW Pharmaceutical Corp.	93	1,915
JYP Entertainment Corp.	919	26,719

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
K Car Co. Ltd.	131	$609
Kakao Corp.	4,099	109,202
Kakao Games Corp.(2)	26	167
KakaoBank Corp.	1,316	20,971
Kakaopay Corp.(2)	517	17,478
Kangwon Land, Inc.	1,438	15,396
KB Financial Group, Inc., ADR	25,062	3,127,487
KC Co. Ltd.	1,369	40,781
KC Tech Co. Ltd.	1,159	57,465
KCC Corp.	181	62,213
KCC Glass Corp.(2)	26	479
KEPCO Engineering & Construction Co., Inc.	48	4,061
KEPCO Plant Service & Engineering Co. Ltd.	1,674	55,867
KG Dongbusteel	273	1,108
KH Vatec Co. Ltd.	176	1,362
Kia Corp.	18,390	1,754,193
KISCO Corp.	396	2,899
KIWOOM Securities Co. Ltd.	1,716	345,725
Koh Young Technology, Inc.	80	1,655
Kolmar Korea Co. Ltd.(2)	192	22,443
Kolon Industries, Inc.	1,274	55,209
Kolon Life Science, Inc.(2)	497	5,515
KoMiCo Ltd.	115	2,208
KONA I Co. Ltd.(2)	1,361	39,220
Korea Aerospace Industries Ltd.	1,011	96,576
Korea Electric Power Corp., ADR	16,373	189,927
Korea Electric Terminal Co. Ltd.	264	10,544
Korea Gas Corp.	2,153	58,922
Korea Investment Holdings Co. Ltd.	7,163	1,000,553
Korea Line Corp.(2)	2,688	4,097
Korea Petrochemical Ind Co. Ltd.	30	2,103
Korean Air Lines Co. Ltd.	16,090	328,682
Korean Reinsurance Co.	26,942	281,276
Krafton, Inc.(2)	739	122,308
KT Corp.	258	10,072
Kum Yang Co. Ltd.(2)	275	—
Kumho Petrochemical Co. Ltd.	428	39,806
Kumho Tire Co., Inc.(2)	17,414	93,444
Kyung Dong Navien Co. Ltd.	1,109	50,637
L&F Co. Ltd.(2)	32	3,410
LEENO Industrial, Inc.	1,497	72,539
LG Chem Ltd.	2,628	535,852
LG Corp.	2,081	180,778
LG Display Co. Ltd., ADR(2)	80,536	273,017
LG Electronics, Inc.	14,627	2,297,392
LG Energy Solution Ltd.(2)	692	190,666
LG H&H Co. Ltd.	116	26,502
LG Innotek Co. Ltd.	2,335	1,086,346
LG Uplus Corp.	16,974	185,559
LIG Defense&Aerospace Co. Ltd.	442	223,618
LigaChem Biosciences, Inc.(2)	40	2,823
Lotte Chemical Corp.	758	32,645
Lotte Chilsung Beverage Co. Ltd.	332	24,198

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Lotte Corp.	1,463	$25,494
Lotte Energy Materials Corp.(2)	777	21,314
LOTTE Fine Chemical Co. Ltd.	954	33,186
Lotte Innovate Co. Ltd.	28	379
Lotte Rental Co. Ltd.	1,498	51,765
Lotte Shopping Co. Ltd.	2,022	156,785
Lotte Wellfood Co. Ltd.	123	13,085
LS Corp.	1,574	356,130
LS Electric Co. Ltd.	2,203	331,527
LVMC Holdings(2)	302	278
LX International Corp.	6,920	196,723
Mcnex Co. Ltd.	22	335
MegaStudyEdu Co. Ltd.	99	2,603
Meritz Financial Group, Inc.(2)	2,859	254,847
Mirae Asset Securities Co. Ltd.	3,807	95,796
Misto Holdings Corp.	3,748	114,559
MNTech Co. Ltd.	91	478
Myoung Shin Industrial Co. Ltd.(2)	1,390	8,088
Naturecell Co. Ltd.(2)	32	608
NAVER Corp.	1,979	312,812
NC Corp.	297	48,643
Neowiz(2)	67	887
NEPES Corp.(2)	2,627	43,254
Netmarble Corp.	797	21,917
Nexen Tire Corp.	132	618
Nexon Games Co. Ltd.(2)	58	469
NH Investment & Securities Co. Ltd.	16,576	320,133
NHN Corp.(2)	136	7,366
NICE Information Service Co. Ltd.	1,284	15,030
NongShim Co. Ltd.	281	90,984
OCI Co. Ltd.(2)	54	3,261
OCI Holdings Co. Ltd.	1,015	204,642
Orion Corp.	2,841	269,750
Orion Holdings Corp.	3,963	74,670
Otoki Corp.	88	21,638
Pan Ocean Co. Ltd.	55,632	229,913
Paradise Co. Ltd.	1,724	12,841
Park Systems Corp.	98	18,736
Partron Co. Ltd.	148	593
People & Technology, Inc.	264	5,835
PharmaResearch Co. Ltd.	1,060	329,611
PI Advanced Materials Co. Ltd.	778	11,383
Poongsan Corp.	484	28,882
Posco DX Co. Ltd.	920	14,496
POSCO Future M Co. Ltd.	352	51,290
POSCO Holdings, Inc., ADR	9,343	573,193
Posco International Corp.	5,666	221,903
Posco M-Tech Co. Ltd.	6	57
PSK Holdings, Inc.	399	36,083
PSK, Inc.	76	7,043
Rainbow Robotics(2)	60	20,094
S&S Tech Corp.	207	6,243
S-1 Corp.	1,998	119,196

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Sam Young Electronics Co. Ltd.	21	$189
Samsung Biologics Co. Ltd.(2)	92	101,996
Samsung C&T Corp.	1,875	510,177
Samsung E&A Co. Ltd.	24,326	833,883
Samsung Electro-Mechanics Co. Ltd.	1,435	1,513,386
Samsung Electronics Co. Ltd., GDR	6,152	28,608,223
Samsung Episholdings Co. Ltd.(2)	1,054	297,723
Samsung Fire & Marine Insurance Co. Ltd.	1,994	965,168
Samsung Heavy Industries Co. Ltd.(2)	44,061	669,535
Samsung Life Insurance Co. Ltd.	1,988	441,878
Samsung SDI Co. Ltd.(2)	1,615	677,815
Samsung SDS Co. Ltd.	1,867	326,089
Samsung Securities Co. Ltd.	8,543	546,126
Samyang Biopharmaceuticals Corp.(2)	6	242
Samyang Foods Co. Ltd.	146	163,423
Samyang Holdings Corp.	6	264
Sanil Electric Co. Ltd.	237	33,745
SD Biosensor, Inc.(2)	70	312
SeAH Besteel Holdings Corp.	1,599	47,717
SeAH Steel Corp.	172	17,437
SeAH Steel Holdings Corp.	79	5,842
Sebang Global Battery Co. Ltd.	472	23,415
Seegene, Inc.	109	2,673
Seojin System Co. Ltd.(2)	35	993
Seoul Semiconductor Co. Ltd.(2)	2,106	14,982
Seoyon E-Hwa Co. Ltd.	61	544
SFA Engineering Corp.	1,489	26,003
SFA Semicon Co. Ltd.(2)	40	165
SHIFT UP Corp.(2)	1,644	39,181
Shinhan Financial Group Co. Ltd., ADR	35,400	2,802,618
Shinsegae International, Inc.	30	237
Shinsegae, Inc.	1,160	349,703
Shinsung E&G Co. Ltd.(2)	12	149
Shinyoung Securities Co. Ltd.	169	19,210
Silicon2 Co. Ltd.	58	2,294
SIMMTECH Co. Ltd.	8	749
SK Biopharmaceuticals Co. Ltd.(2)	329	20,990
SK Bioscience Co. Ltd.(2)	363	10,184
SK Chemicals Co. Ltd.	531	20,599
SK Discovery Co. Ltd.	1,201	44,632
SK Gas Ltd.	242	40,209
SK Hynix, Inc.	22,713	27,489,261
SK IE Technology Co. Ltd.(2)	499	5,891
SK Innovation Co. Ltd.(2)	1,876	171,448
SK Networks Co. Ltd.	7,957	38,058
SK oceanplant Co. Ltd.(2)	1,037	10,426
SK Telecom Co. Ltd., ADR	27,396	1,051,732
SK, Inc.	936	369,172
SL Corp.	2,607	101,127
SM Entertainment Co. Ltd.	341	18,609
SNT Dynamics Co. Ltd.	261	5,579
SNT Motiv Co. Ltd.	1,225	23,267
S-Oil Corp.	5,869	642,559

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Solus Advanced Materials Co. Ltd.	10	$58
Soop Co. Ltd.	254	7,107
Soulbrain Co. Ltd.	126	31,404
Soulbrain Holdings Co. Ltd.	67	2,131
SPG Co. Ltd.(2)	13	883
Studio Dragon Corp.(2)	784	12,817
Sung Kwang Bend Co. Ltd.	1,008	23,548
Sungwoo Hitech Co. Ltd.	476	2,101
Synopex, Inc.(2)	676	1,966
Taekwang Industrial Co. Ltd.	1	680
Taewoong Co. Ltd.(2)	536	12,153
Taihan Cable & Solution Co. Ltd.(2)	949	20,263
TES Co. Ltd.	1,455	150,298
TK Corp.(2)	1,016	19,433
TKG Huchems Co. Ltd.	251	3,011
Tokai Carbon Korea Co. Ltd.	181	32,660
Unid Co. Ltd.	74	3,573
VT Co. Ltd.(2)	605	5,709
Webzen, Inc.	844	6,901
Won Tech Co. Ltd.	1,861	6,852
WONIK IPS Co. Ltd.	1,590	128,450
Wonik QnC Corp.	34	648
Woongjin Thinkbig Co. Ltd.	3,719	3,464
Woori Financial Group, Inc.	60,822	1,490,745
YC Corp.(2)	81	637
YG Entertainment, Inc.	24	720
Youngone Corp.	1,813	95,598
Youngone Holdings Co. Ltd.	250	30,746
Yuhan Corp.	437	26,734
		111,849,649
Taiwan — 26.8%
Abico Avy Co. Ltd.	2,131	3,073
Ability Enterprise Co. Ltd.	2,239	4,843
AcBel Polytech, Inc.(2)	34,000	48,089
Accton Technology Corp.	10,000	640,226
Acer, Inc.	38,000	37,722
ACES Electronic Co. Ltd.	9,453	41,407
Acter Group Corp. Ltd.	4,000	108,921
ADATA Technology Co. Ltd.	31,000	403,982
Advanced International Multitech Co. Ltd.	8,000	12,751
Advanced Wireless Semiconductor Co.(2)	14,000	52,090
Advancetek Enterprise Co. Ltd.(2)	22,000	20,311
Advantech Co. Ltd.(2)	3,000	63,937
AIC, Inc.	4,000	76,028
Airtac International Group	2,000	89,827
Alchip Technologies Ltd.	3,000	385,173
All Ring Tech Co. Ltd.	3,000	127,278
Allied Supreme Corp.	1,000	6,690
Alltek Technology Corp.	24,150	34,927
Alltop Technology Co. Ltd.	4,000	35,805
Altek Corp.	13,000	16,185
Amazing Microelectronic Corp.	9,000	22,644
Ambassador Hotel	2,000	2,800

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
AMPOC Far-East Co. Ltd.	4,108	$23,258
AmTRAN Technology Co. Ltd.	6,593	8,780
Anpec Electronics Corp.(2)	5,000	46,037
Apacer Technology, Inc.	9,000	64,503
APAQ Technology Co. Ltd.	2,000	14,632
APCB, Inc.(2)	1,000	752
Apex International Co. Ltd.(2)	2,113	2,687
Ardentec Corp.	64,000	459,935
Argosy Research, Inc.	7,000	30,126
ASE Technology Holding Co. Ltd., ADR	59,084	2,183,154
Asia Cement Corp.	56,000	60,996
Asia Optical Co., Inc.	10,000	45,048
Asia Vital Components Co. Ltd.	8,000	863,483
ASPEED Technology, Inc.	1,100	556,594
Asustek Computer, Inc.	10,000	314,802
ATE Energy International Co. Ltd.	14,239	13,685
Auden Techno Corp.	6,000	18,146
AUO Corp.(1)	279,000	234,482
Avalue Technology, Inc.	4,000	15,964
Axiomtek Co. Ltd.	5,000	19,370
Azurewave Technologies, Inc.	9,000	14,305
Bafang Yunji International Co. Ltd.	4,200	24,099
Bank of Kaohsiung Co. Ltd.	2,142	800
BES Engineering Corp.(2)	4,411	1,675
Bizlink Holding, Inc.	5,049	344,954
Bonny Worldwide Ltd.	2,000	5,811
Brighton-Best International Taiwan, Inc.	17,000	19,693
Brillian Network & Automation Integrated System Co. Ltd.	5,000	56,892
Browave Corp.	1,175	27,475
Caliway Biopharmaceuticals Co. Ltd.(2)	10,000	29,854
Capital Futures Corp.	1,067	2,136
Capital Securities Corp.	98,397	96,147
Career Technology MFG. Co. Ltd.(2)	2,000	1,119
Caswell, Inc.	1,000	3,212
Catcher Technology Co. Ltd.	34,000	223,409
Cathay Financial Holding Co. Ltd.	387,000	1,348,832
Center Laboratories, Inc.	1,102	1,085
Central Reinsurance Co. Ltd.	40,000	58,339
Century Iron & Steel Industrial Co. Ltd.	2,000	5,690
Chailease Holding Co. Ltd.	67,343	248,239
Chaintech Technology Corp.	9,000	10,621
Chang Hwa Commercial Bank Ltd.	384,141	304,547
Chang Wah Electromaterials, Inc.	48,000	75,956
Chang Wah Technology Co. Ltd.	26,000	58,491
Channel Well Technology Co. Ltd.	11,000	17,990
Chant Sincere Co. Ltd.	8,000	17,919
Charoen Pokphand Enterprise	17,000	57,593
Chen Full International Co. Ltd.	1,000	2,082
Chenbro Micom Co. Ltd.	4,000	122,231
Cheng Loong Corp.	22,000	17,478
Cheng Mei Materials Technology Corp.(2)	6,000	4,004
Cheng Shin Rubber Industry Co. Ltd.	105,000	102,343
Cheng Uei Precision Industry Co. Ltd.	13,000	18,430

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Chenming Electronic Technology Corp.	1,000	$2,762
Chicony Power Technology Co. Ltd.	11,000	27,396
Chien Kuo Construction Co. Ltd.	12,600	20,774
China Airlines Ltd.	138,000	87,982
China Container Terminal Corp.	1,000	715
China Glaze Co. Ltd.	1,000	1,230
China Man-Made Fiber Corp.(2)	43,000	14,791
China Metal Products	3,000	2,175
China Motor Corp.	2,000	3,402
China Petrochemical Development Corp.(2)	195,000	50,267
China Steel Corp.	322,000	192,333
China Wire & Cable Co. Ltd.	1,000	963
Chinese Maritime Transport Ltd.	9,000	17,160
Chin-Poon Industrial Co. Ltd.	27,000	37,350
Chipbond Technology Corp.	31,000	171,600
ChipMOS Technologies, Inc.(2)	81,000	226,348
Chong Hong Development Co. Ltd.	10,645	25,294
Chroma ATE, Inc.	5,000	309,059
Chun Yuan Steel Industry Co. Ltd.	39,000	27,914
Chung Hung Steel Corp.(2)	1,000	537
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	155,031
Chunghwa Telecom Co. Ltd., ADR	12,171	525,909
Cleanaway Co. Ltd.	50,000	42,214
Clevo Co.	25,000	37,611
CMC Magnetics Corp.	37,000	12,757
Collins Co. Ltd.	1,000	435
Compal Electronics, Inc.	101,000	128,385
Compeq Manufacturing Co. Ltd.	115,129	901,052
Compucase Enterprise(2)	7,000	17,920
Concord International Securities Co. Ltd.	91,799	103,359
Concord Securities Co. Ltd.	170,395	113,859
Continental Holdings Corp.	3,000	1,849
Contrel Technology Co. Ltd.	14,000	44,130
Coretronic Corp.(2)	8,000	21,225
Creative Sensor, Inc.	5,400	7,080
Cryomax Cooling System Corp.(2)	1,143	875
CSBC Corp. Taiwan(2)	1,000	608
CTBC Financial Holding Co. Ltd.	843,000	1,719,708
CTCI Corp.(2)	117,601	150,137
Cub Elecparts, Inc.(2)	4,000	11,475
CviLux Corp.	9,950	37,296
CyberPower Systems, Inc.	3,000	24,011
DA CIN Construction Co. Ltd.	13,000	37,009
Da-Li Development Co. Ltd.	12,170	18,072
Darfon Electronics Corp.	2,000	1,961
Darwin Precisions Corp.	29,700	11,890
Daxin Materials Corp.	3,000	27,938
De Licacy Industrial Co. Ltd.(2)	21,924	7,012
Delta Electronics, Inc.	13,000	754,192
Depo Auto Parts Ind Co. Ltd.	5,000	21,808
DFI, Inc.	1,000	1,986
Dimerco Express Corp.	1,000	2,460
D-Link Corp.(2)	17,000	10,660

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Dynamic Holding Co. Ltd.	9,152	$34,732
Dynapack International Technology Corp.	6,000	73,053
E Ink Holdings, Inc.	3,000	14,794
E.Sun Financial Holding Co. Ltd.	524,398	657,181
Eastech Holding Ltd.	1,000	1,903
Eclat Textile Co. Ltd.	4,000	38,948
ECOVE Environment Corp.	2,000	17,056
Edimax Technology Co. Ltd.	11,000	4,764
Edom Technology Co. Ltd.	27,000	46,727
Elan Microelectronics Corp.	25,000	106,799
Elite Material Co. Ltd.	4,000	691,042
Elite Semiconductor Microelectronics Technology, Inc.	4,000	36,844
Elitegroup Computer Systems Co. Ltd.(2)	1,000	618
eMemory Technology, Inc.	1,000	75,669
Ennostar, Inc.(2)	26,000	50,460
Eson Precision Ind Co. Ltd.	14,000	39,786
Eternal Materials Co. Ltd.	59,452	154,563
Etron Technology, Inc.(2)	61,000	226,744
Eva Airways Corp.	135,000	178,701
Evergreen Aviation Technologies Corp.	17,000	92,677
Evergreen International Storage & Transport Corp.	19,500	32,390
Evergreen Marine Corp. Taiwan Ltd.	89,000	655,308
EVERGREEN Steel Corp.	5,000	13,018
Everlight Chemical Industrial Corp.(2)	19,000	25,935
Everlight Electronics Co. Ltd.(2)	16,000	33,332
Evertop Wire Cable Corp.	2,000	1,232
EZconn Corp.	2,000	102,843
Far Eastern Department Stores Ltd.	72,000	50,717
Far Eastern International Bank	111,494	47,451
Far Eastern New Century Corp.	191,000	170,770
Far EasTone Telecommunications Co. Ltd.(2)	182,000	579,397
Farglory Land Development Co. Ltd.	11,000	21,399
Feedback Technology Corp.	4,000	27,414
Feng Hsin Steel Co. Ltd.	35,000	70,423
Feng TAY Enterprise Co. Ltd.	15,000	31,987
First Financial Holding Co. Ltd.	519,532	578,123
First Hi-Tec Enterprise Co. Ltd.	4,000	33,697
First Insurance Co. Ltd.	14,000	12,426
FLEXium Interconnect, Inc.(2)	2,000	4,722
Flytech Technology Co. Ltd.	1,000	4,353
Forest Water Environment Engineering Co. Ltd.(2)	1,032	1,494
Formosa Chemicals & Fibre Corp.	76,000	163,728
Formosa International Hotels Corp.	4,000	22,320
Formosa Laboratories, Inc.	6,000	9,218
Formosa Plastics Corp.	406,000	847,963
Formosa Taffeta Co. Ltd.	30,000	17,164
Formosan Union Chemical Corp.	10,000	10,546
Fortune Electric Co. Ltd.	1,331	30,559
Foxconn Technology Co. Ltd.	43,000	87,700
Franbo Lines Corp.	20,000	11,285
FSP Technology, Inc.	8,000	13,468
Fu Chun Shin Machinery Manufacture Co. Ltd.	18,000	14,411
Fu Hua Innovation Co. Ltd.	37,854	16,768

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Fubon Financial Holding Co. Ltd.	444,155	$2,016,423
Fulgent Sun International Holding Co. Ltd.	1,039	2,341
Fusheng Precision Co. Ltd.	3,000	27,172
Gallant Precision Machining Co. Ltd.	2,000	7,126
Gamania Digital Entertainment Co. Ltd.	1,000	1,299
GEM Services, Inc.	9,000	39,564
Gemtek Technology Corp.	37,000	42,228
General Interface Solution GIS Holding Ltd.(2)	17,000	38,348
Genius Electronic Optical Co. Ltd.	8,000	253,473
GeoVision, Inc.	890	1,759
Getac Holdings Corp.	10,000	36,875
Giant Manufacturing Co. Ltd.	7,000	22,509
Giantplus Technology Co. Ltd.(2)	1,000	507
Gigabyte Technology Co. Ltd.	12,000	135,468
Gigastorage Corp.(2)	1,000	884
Global Brands Manufacture Ltd.(1)	26,057	68,721
Global Mixed Mode Technology, Inc.	2,000	16,103
Global PMX Co. Ltd.	3,000	15,052
Global Unichip Corp.	2,000	384,185
Globaltek Fabrication Co. Ltd.	1,000	2,041
Globalwafers Co. Ltd.	27,000	776,487
Globe Union Industrial Corp.	4,000	1,393
Gloria Material Technology Corp.	4,000	4,180
GMI Technology, Inc.(2)	2,000	3,240
Gold Circuit Electronics Ltd.	14,000	513,625
Goldsun Building Materials Co. Ltd.	23,000	22,620
Gordon Auto Body Parts	11,000	9,463
Gourmet Master Co. Ltd.(2)	4,000	10,351
Grand Fortune Securities Co. Ltd.	3,000	1,418
Grand Pacific Petrochemical(2)	39,805	19,501
Grape King Bio Ltd.	7,000	19,734
Great Wall Enterprise Co. Ltd.	50,000	81,010
Greatek Electronics, Inc.	37,000	134,642
Hannstar Board Corp.	24,840	57,929
HannStar Display Corp.(2)	97,000	44,349
HannsTouch Holdings Co.(2)	31,000	13,231
Hanpin Electron Co. Ltd.	8,000	12,235
HD Renewable Energy Co. Ltd.	2,340	5,090
Highlight Tech Corp.	14,000	36,037
Highwealth Construction Corp.	38,115	56,053
Hiwin Technologies Corp.	3,000	33,093
Hiyes International Co. Ltd.	3,461	7,698
Ho Tung Chemical Corp.	34,000	18,145
Holdings-Key Electric Wire & Cable Co. Ltd.(2)	1,000	1,264
Holy Stone Enterprise Co. Ltd.	15,000	350,647
Hon Hai Precision Industry Co. Ltd.	435,000	3,426,403
Hong Ho Precision Textile Co. Ltd.	1,000	429
Hong Pu Real Estate Development Co. Ltd.	1,000	656
Hong TAI Electric Industrial	2,000	2,212
Horizon Securities Co. Ltd.	1,000	510
Hotai Finance Co. Ltd.	4,120	7,816
Hotai Motor Co. Ltd.	5,000	80,863
HTC Corp.	63,000	79,840

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Hu Lane Associate, Inc.	2,152	$8,511
Hua Nan Financial Holdings Co. Ltd.	252,333	329,016
Huaku Development Co. Ltd.	10,212	29,903
Huang Hsiang Construction Corp.	7,888	8,514
Hung Ching Development & Construction Co. Ltd.	13,000	17,536
Hung Sheng Construction Ltd.	17,000	9,324
Hwa Fong Rubber Industrial Co. Ltd.	2,000	933
Hwacom Systems, Inc.	22,000	29,097
Hwang Chang General Contractor Co. Ltd.	3,696	4,637
IBF Financial Holdings Co. Ltd.(2)	5,270	2,649
Ichia Technologies, Inc.	8,000	15,043
I-Chiun Precision Industry Co. Ltd.	1,000	8,280
IEI Integration Corp.	9,000	25,609
In Win Development, Inc.	1,000	1,987
Infortrend Technology, Inc.	3,000	3,627
Innolux Corp.(1)	943,720	1,483,582
Inpaq Technology Co. Ltd.	9,000	22,025
Integrated Service Technology, Inc.	10,386	45,166
International Games System Co. Ltd.	5,000	114,989
Inventec Corp.	130,000	273,345
Iron Force Industrial Co. Ltd.	1,000	2,360
ITE Technology, Inc.(2)	7,000	28,361
ITEQ Corp.	19,000	327,991
Jarllytec Co. Ltd.	1,025	2,833
Jetway Information Co. Ltd.	750	1,171
Jetwell Computer Co. Ltd.	2,240	15,386
Jiin Yeeh Ding Enterprise Co. Ltd.(2)	9,000	28,141
Jiu Han System Technology Co. Ltd.	5,000	49,332
Johnson Health Tech Co. Ltd.	4,000	15,882
JPC connectivity, Inc.	7,000	66,707
JPP Holding Co. Ltd.	4,000	40,738
Kaimei Electronic Corp.	13,000	52,067
Kedge Construction Co. Ltd.	1,210	4,063
KEE TAI Properties Co. Ltd.	24,360	6,787
Kenda Rubber Industrial Co. Ltd.	6,000	3,237
Kerry TJ Logistics Co. Ltd.	2,000	1,800
Keystone Microtech Corp.	1,000	38,133
Kindom Development Co. Ltd.	28,600	32,856
King Yuan Electronics Co. Ltd.	113,400	917,753
Kinik Co.(2)	1,000	21,522
Kinpo Electronics	174,000	177,515
Kinsus Interconnect Technology Corp.	37,574	969,616
KS Terminals, Inc.	5,000	10,872
Kuang Hong Arts Management, Inc.(2)	3,000	9,106
Kung Long Batteries Industrial Co. Ltd.	1,000	3,736
Kung Sing Engineering Corp.	54,000	18,135
Kuo Toong International Co. Ltd.	2,000	3,197
Kuo Yang Construction Co. Ltd.	2,000	1,072
L&K Engineering Co. Ltd.	16,000	380,647
Lanner Electronics, Inc.	1,000	2,579
Largan Precision Co. Ltd.	3,000	722,333
Lelon Electronics Corp.	14,000	98,829
Lemtech Holdings Co. Ltd.	7,150	22,168

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Leo Systems, Inc.	1,000	$1,131
Li Peng Enterprise Co. Ltd.(2)	2,000	431
Lien Hwa Industrial Holdings Corp.	1,156	1,523
Lingsen Precision Industries Ltd.(2)	1,000	985
Lion Travel Service Co. Ltd.	6,000	27,225
Lite-On Technology Corp.	13,000	124,879
Long Bon International Co. Ltd.(2)	5,000	1,844
Longchen Paper & Packaging Co. Ltd.(2)	3,000	1,050
Longwell Co.	2,000	15,979
Lotes Co. Ltd.	5,000	266,044
Lotus Pharmaceutical Co. Ltd.	22,286	130,603
Lumax International Corp. Ltd.	8,000	29,367
Lung Yen Life Service Corp.(2)	14,000	22,282
Macnica Anstek, Inc.	6,000	15,553
Macnica Galaxy, Inc.	1,000	3,499
Macronix International Co. Ltd.(2)	42,000	166,776
Makalot Industrial Co. Ltd.	11,020	67,542
Marketech International Corp.	10,000	152,803
Materials Analysis Technology, Inc.	7,156	55,750
MediaTek, Inc.	41,000	5,072,683
Mega Financial Holding Co. Ltd.	324,180	496,245
Mega Union Technology, Inc.	12,000	271,156
Mercuries & Associates Holding Ltd.(2)	23,000	12,685
Mercuries Life Insurance Co. Ltd.(2)	71,965	23,410
Merida Industry Co. Ltd.	4,000	10,324
Merry Electronics Co. Ltd.	5,000	12,418
Micro-Star International Co. Ltd.	19,000	92,836
Mildef Crete, Inc.	5,000	19,945
MIN AIK Technology Co. Ltd.(2)	16,000	13,369
Mirle Automation Corp.(2)	6,000	34,037
Mitac Holdings Corp.(2)	28,600	83,371
MPI Corp.	1,000	161,551
MSSCORPS Co. Ltd.	4,000	65,518
My Humble House Hospitality Management Consulting	1,000	1,194
Namchow Holdings Co. Ltd.	10,000	10,323
Nan Pao Resins Chemical Co. Ltd.	1,000	10,876
Nan Ya Plastics Corp.	57,000	435,447
Nantex Industry Co. Ltd.	6,000	5,775
Nanya Technology Corp.	80,000	1,368,476
New Era Electronics Co. Ltd.(2)	12,000	14,600
Nexcom International Co. Ltd.	1,000	2,146
Nichidenbo Corp.	1,000	5,512
Nien Made Enterprise Co. Ltd.	11,000	129,634
Nova Technology Corp.	4,000	35,124
Novatek Microelectronics Corp.	8,000	136,206
O-Bank Co. Ltd.	82,000	26,753
Ocean Plastics Co. Ltd.(2)	9,000	9,156
Optimax Technology Corp.	1,000	717
Orient Semiconductor Electronics Ltd.	17,000	23,312
Otsuka Information Technology Corp.	2,000	10,373
Pacific Construction Co.	3,000	810
Pan Jit International, Inc.(1)	34,000	161,910
Pan-International Industrial Corp.	37,000	54,567

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Pegatron Corp.(1)	127,000	$364,556
Pegavision Corp.	2,000	25,181
PharmaEngine, Inc.	9,000	16,738
PharmaEssentia Corp.	1,230	54,063
Phison Electronics Corp.	2,000	136,455
Phoenix Silicon International Corp.	25,000	189,845
Planet Technology Corp.	2,000	10,332
Podak Co. Ltd.	1,050	1,825
Pou Chen Corp.	77,000	60,301
Power Wind Health Industry, Inc.	2,000	10,596
Powerchip Semiconductor Manufacturing Corp.	12,000	27,606
Powertech Technology, Inc.	79,000	689,448
Poya International Co. Ltd.	118,300	279,737
President Chain Store Corp.	23,000	156,962
President Securities Corp.	162,400	253,510
Primax Electronics Ltd.	36,000	67,400
Prince Housing & Development Corp.	7,000	1,832
Promate Electronic Co. Ltd.(2)	17,999	27,289
Prosperity Dielectrics Co. Ltd.(2)	11,000	85,278
Qisda Corp.	56,820	50,752
Quanta Computer, Inc.(1)	91,000	971,279
Quanta Storage, Inc.	5,000	10,587
Radium Life Tech Co. Ltd.	39,000	12,237
Realtek Semiconductor Corp.	38,000	864,197
Rechi Precision Co. Ltd.	17,000	12,781
Rich Development Co. Ltd.	8,240	2,008
Ritek Corp.(2)	15,000	5,254
Ruentex Development Co. Ltd.(2)	31,000	27,173
Ruentex Engineering & Construction Co.	1,680	9,058
Ruentex Industries Ltd.	14,000	24,698
Run Long Construction Co. Ltd.	1,980	2,128
Sakura Development Co. Ltd.	29,280	33,355
San Fang Chemical Industry Co. Ltd.	9,000	8,668
San Far Property Ltd.	1,000	544
Sanyang Motor Co. Ltd.	3,000	5,967
Savior Lifetec Corp.	1,068	665
Scientech Corp.	1,000	22,805
SDI Corp.	1,000	7,324
Senao Networks, Inc.	2,000	7,720
Sercomm Corp.	15,000	36,471
Sesoda Corp.	20,000	31,927
Shanghai Commercial & Savings Bank Ltd.	103,020	139,337
ShenMao Technology, Inc.	1,000	3,528
Shih Her Technologies, Inc.	3,220	18,119
Shih Wei Navigation Co. Ltd.(2)	20,000	10,689
Shin Ruenn Development Co. Ltd.	13,560	13,676
Shin Zu Shing Co. Ltd.	1,000	6,743
Shining Building Business Co. Ltd.(2)	3,000	686
Shinkong Insurance Co. Ltd.	18,000	90,169
Shinkong Synthetic Fibers Corp.	46,000	35,663
Shiny Chemical Industrial Co. Ltd.	3,600	18,601
Shuttle, Inc.	1,000	484
Sigurd Microelectronics Corp.(2)	76,000	499,394

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Simplo Technology Co. Ltd.	12,000	$152,764
Sinbon Electronics Co. Ltd.(2)	3,000	29,559
Sincere Navigation Corp.	19,000	21,184
Singatron Enterprise Co. Ltd.	1,000	943
Sino-American Silicon Products, Inc.	49,000	274,817
Sinon Corp.	12,000	15,113
SinoPac Financial Holdings Co. Ltd.	676,054	876,222
Sinopower Semiconductor, Inc.	3,000	23,095
Sirtec International Co. Ltd.	1,000	827
Sitronix Technology Corp.	5,000	45,549
Siward Crystal Technology Co. Ltd.(2)	29,000	67,592
Solar Applied Materials Technology Corp.	1,000	3,245
Speed Tech Corp.	9,907	8,752
Sporton International, Inc.	4,000	24,271
Sports Gear Co. Ltd.	5,000	10,242
St. Shine Optical Co. Ltd.(2)	3,000	9,309
Standard Chemical & Pharmaceutical Co. Ltd.	13,200	23,597
Standard Foods Corp.	3,000	2,728
Stark Technology, Inc.	4,000	19,789
Starlux Airlines Co. Ltd.(2)	61,000	40,178
S-Tech Corp.	13,000	7,375
SunMax Biotechnology Co. Ltd.	1,000	12,673
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,569
Sunonwealth Electric Machine Industry Co. Ltd.	28,003	158,435
Sunplus Technology Co. Ltd.(2)	1,000	795
Sunrex Technology Corp.	8,000	9,229
Sunspring Metal Corp.(2)	9,000	5,404
Sunty Development Co. Ltd.	3,000	1,305
Superalloy Industrial Co. Ltd.	14,000	29,128
Supreme Electronics Co. Ltd.	86,751	248,186
Swancor Holding Co. Ltd.	6,000	19,396
Symtek Automation Asia Co. Ltd.	1,000	4,680
Syncmold Enterprise Corp.	4,000	9,642
Synnex Technology International Corp.	102,000	279,548
Syscom Computer Engineering Co.	1,000	1,648
TA Chen Stainless Pipe	75,281	115,792
Ta Ya Electric Wire & Cable	70,065	83,040
TA-I Technology Co. Ltd.	16,000	62,363
Taichung Commercial Bank Co. Ltd.	183,878	110,407
TaiDoc Technology Corp.	1,101	4,424
Taiflex Scientific Co. Ltd.	7,045	72,555
Tainan Spinning Co. Ltd.	9,000	3,942
TaiSol Electronics Co. Ltd.	1,000	2,020
Taisun Enterprise Co. Ltd.	1,000	457
TAI-TECH Advanced Electronics Co. Ltd.	1,000	6,793
Taiwan Acceptance Corp.	21,000	57,526
Taiwan Business Bank	504,039	269,288
Taiwan Cogeneration Corp.	1,109	1,955
Taiwan Cooperative Financial Holding Co. Ltd.	346,320	278,945
Taiwan Fertilizer Co. Ltd.	7,000	9,829
Taiwan Fire & Marine Insurance Co. Ltd.	7,700	14,149
Taiwan FU Hsing Industrial Co. Ltd.	1,600	1,937
Taiwan Glass Industry Corp.(2)	3,000	5,746

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Taiwan High Speed Rail Corp.	134,000	$109,857
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	21,187
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	13,026
Taiwan Mask Corp.(2)	26,320	32,378
Taiwan Mobile Co. Ltd.(2)	124,000	453,366
Taiwan Navigation Co. Ltd.	19,000	18,537
Taiwan Paiho Ltd.	13,000	17,137
Taiwan Sakura Corp.	5,000	13,080
Taiwan Secom Co. Ltd.	8,400	28,063
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	107,390	44,601,215
Taiwan Surface Mounting Technology Corp.	15,000	94,282
Taiwan Takisawa Technology Co. Ltd.(2)	1,000	1,248
Taiwan Union Technology Corp.	6,000	271,089
Tatung Co. Ltd.(2)	19,950	17,631
Tatung System Technologies, Inc.	1,130	2,191
TBI Motion Technology Co. Ltd.(2)	8,000	14,895
TCC Group Holdings Co. Ltd.(2)	95,000	73,058
TCI Co. Ltd.	5,000	19,854
Te Chang Construction Co. Ltd.	6,000	13,409
Team Group, Inc.	12,000	104,419
Teco Electric & Machinery Co. Ltd.	34,000	77,664
Test Research, Inc.	16,000	146,466
Thinking Electronic Industrial Co. Ltd.	9,000	71,492
Thye Ming Industrial Co. Ltd.	5,020	11,047
Tigerair Taiwan Co. Ltd.	9,000	15,936
Ton Yi Industrial Corp.	57,000	27,394
Tong Hsing Electronic Industries Ltd.(2)	1,000	6,683
Tong Yang Industry Co. Ltd.	20,000	51,990
Tong-Tai Machine & Tool Co. Ltd.(2)	12,000	11,533
Top Bright Holding Co. Ltd.	3,000	24,590
Topco Scientific Co. Ltd.	32,000	519,487
Topkey Corp.	5,000	25,523
Topoint Technology Co. Ltd.	9,142	125,215
TPK Holding Co. Ltd.	22,000	47,250
Transcend Information, Inc.	28,000	259,903
Tripod Technology Corp.	34,000	531,902
Trusval Technology Co. Ltd.	1,074	7,361
TS Financial Holding Co. Ltd.	1,491,073	1,812,064
TS Financial Holding Co. Ltd., Preference Shares	137,841	41,323
TSEC Corp.(2)	19,000	15,557
TSRC Corp.	29,000	25,955
Ttet Union Corp.	5,000	24,737
TTY Biopharm Co. Ltd.	1,000	2,452
Tung Ho Steel Enterprise Corp.	39,000	99,347
Tung Thih Electronic Co. Ltd.	5,200	7,103
TXC Corp.(2)	10,000	58,462
TYC Brother Industrial Co. Ltd.	8,000	7,061
Tyntek Corp.	13,000	40,058
UDE Corp.	9,000	33,616
U-Ming Marine Transport Corp.	36,000	86,340
Unic Technology Corp.	1,000	884
Unimicron Technology Corp.	41,248	1,298,043
Union Bank of Taiwan	53,862	34,385

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Union Insurance Co. Ltd.	1,000	$1,231
Uni-President Enterprises Corp.	232,000	557,206
Unitech Printed Circuit Board Corp.	89,000	124,629
United Integrated Services Co. Ltd.	9,000	300,676
United Microelectronics Corp.	934,000	3,799,555
United Orthopedic Corp.	6,000	15,463
Univacco Technology, Inc.	1,000	1,630
Universal Cement Corp.	4,080	3,428
Universal Microelectronics Co. Ltd.	18,000	24,500
Universal Vision Biotechnology Co. Ltd.	3,000	13,565
Utechzone Co. Ltd.(2)	6,000	49,276
Vanguard International Semiconductor Corp.	131,921	629,579
Viking Tech Corp.	12,000	33,410
Visco Vision, Inc.	4,000	32,063
Vizionfocus, Inc.	4,000	27,098
Voltronic Power Technology Corp.(2)	5,000	163,174
Wafer Works Corp.(2)	38,032	126,465
Wah Lee Industrial Corp.	24,000	96,825
Walsin Lihwa Corp.	24,825	30,662
Walsin Technology Corp.	30,000	278,879
Walton Advanced Engineering, Inc.(1)	32,000	46,017
Wan Hai Lines Ltd.	46,000	165,348
We & Win Development Co. Ltd.(2)	1,000	363
We&Win Diversification Co. Ltd.(2)	9,000	4,252
Weikeng Industrial Co. Ltd.	51,000	71,584
Well Shin Technology Co. Ltd.	1,000	1,251
Wendell Industrial Co. Ltd.	3,000	17,874
Wholetech System Hitech Ltd.	9,000	34,323
Win Semiconductors Corp.	14,000	197,674
Winbond Electronics Corp.	252,000	1,449,377
Winstek Semiconductor Co. Ltd.	7,000	39,281
Wisdom Marine Lines Co. Ltd.	35,000	103,810
Wiselink Co. Ltd.	4,384	13,251
Wistron Corp.	148,000	830,409
Wiwynn Corp.	1,000	223,456
WNC Corp.	43,000	330,696
Wonderful Hi-Tech Co. Ltd.	12,000	26,699
Wowprime Corp.	6,000	44,523
WPG Holdings Ltd.	52,000	163,209
WT Microelectronics Co. Ltd.(1)	100,000	617,475
WUS Printed Circuit Co. Ltd.	2,000	10,051
XinTec, Inc.	6,000	79,858
Xxentria Technology Materials Corp.	1,090	1,448
Yageo Corp.	14,776	253,692
Yang Ming Marine Transport Corp.	115,000	215,760
Yankey Engineering Co. Ltd.	7,865	152,440
Yem Chio Co. Ltd.	3,060	1,453
Yen Sun Technology Corp.(2)	1,000	1,458
YFC-Boneagle Electric Co. Ltd.	21,000	17,164
YFY, Inc.	44,000	41,423
Yieh Phui Enterprise Co. Ltd.(2)	38,040	16,971
Young Fast Optoelectronics Co. Ltd.(2)	1,000	1,673
Youngtek Electronics Corp.	1,000	2,459

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Yuanta Financial Holding Co. Ltd.	598,191	$1,233,218
Yuanta Futures Co. Ltd.	1,150	3,157
Yulon Motor Co. Ltd.	1,000	936
Yungshin Construction & Development Co. Ltd.	1,000	1,666
YungShin Global Holding Corp.	6,000	10,550
Zenitron Corp.	20,519	41,816
Zhen Ding Technology Holding Ltd.	95,000	1,495,084
Zig Sheng Industrial Co. Ltd.(2)	1,000	315
Zippy Technology Corp.	1,000	1,717
		123,080,685
Thailand — 1.9%
Advanced Info Service PCL, NVDR	45,200	483,417
AEON Thana Sinsap Thailand PCL, NVDR	7,900	24,050
Airports of Thailand PCL, NVDR	65,100	124,467
Amata Corp. PCL, NVDR	2,600	2,565
AP Thailand PCL, NVDR	211,900	52,377
Asia Aviation PCL, NVDR(2)	253,100	7,844
Asian Sea Corp. PCL, NVDR	52,700	11,593
Asset World Corp. PCL, NVDR	303,200	28,118
B Grimm Power PCL, NVDR	44,800	27,389
Bangchak Corp. PCL, NVDR	161,531	271,518
Bangkok Airways PCL, NVDR	76,300	43,806
Bangkok Chain Hospital PCL, NVDR	76,000	24,493
Bangkok Dusit Medical Services PCL, NVDR	352,900	208,428
Bangkok Expressway & Metro PCL, NVDR	672,500	139,773
Bangkok Land PCL, NVDR	142,200	2,443
Bangkok Life Assurance PCL, NVDR	50,200	36,801
Banpu PCL, NVDR(2)	406,054	177,557
BCPG PCL, NVDR	168,200	37,483
BTS Group Holdings PCL, NVDR(2)	243,700	15,276
Bumrungrad Hospital PCL, NVDR	20,400	117,719
Cal-Comp Electronics Thailand PCL, NVDR	170,200	48,557
Carabao Group PCL, NVDR	28,500	46,796
Central Pattana PCL, NVDR	109,700	222,312
Central Plaza Hotel PCL, NVDR	23,300	30,282
Central Retail Corp. PCL, NVDR	105,000	91,655
CH Karnchang PCL, NVDR	61,200	33,714
Charoen Pokphand Foods PCL, NVDR	400,600	284,739
Chularat Hospital PCL, NVDR	410,800	17,959
CK Power PCL, NVDR	142,900	10,770
Com7 PCL, NVDR	145,200	130,050
CP ALL PCL, NVDR	93,800	130,647
CP Axtra PCL, NVDR	9,939	4,431
Delta Electronics Thailand PCL, NVDR	69,100	517,100
Ditto Thailand PCL, NVDR	3,500	1,508
Dohome PCL, NVDR	17,875	1,917
Eastern Polymer Group PCL, NVDR	58,700	11,052
Electricity Generating PCL, NVDR	13,900	55,725
Energy Absolute PCL, NVDR(2)	286,800	24,871
Erawan Group PCL, NVDR	260,100	29,245
Forth Corp. PCL, NVDR	17,300	8,324
GFPT PCL, NVDR	53,400	16,015
Global Power Synergy PCL, NVDR	61,700	98,460

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Gulf Development PCL, NVDR	75,749	$144,437
Gunkul Engineering PCL, NVDR	548,500	85,074
Hana Microelectronics PCL, NVDR	113,600	161,303
Home Product Center PCL, NVDR	609,400	118,350
Ichitan Group PCL, NVDR	63,600	26,449
Indorama Ventures PCL, NVDR	107,800	79,240
IRPC PCL, NVDR	1,263,000	101,997
Jasmine International PCL, NVDR(2)	16,800	456
Jaymart Group Holdings PCL, NVDR	93,000	30,517
JMT Network Services PCL, NVDR	24,100	7,979
Karmarts PCL, NVDR	17,400	3,621
Kasikornbank PCL, NVDR	26,200	195,883
KCE Electronics PCL, NVDR	47,500	86,291
KGI Securities Thailand PCL, NVDR	20,000	3,002
Kiatnakin Phatra Bank PCL, NVDR	8,000	27,960
Krung Thai Bank PCL, NVDR	194,300	253,206
Krungthai Card PCL, NVDR	61,200	68,682
Land & Houses PCL, NVDR	145,800	16,084
Major Cineplex Group PCL, NVDR	59,600	12,667
Malee Group PCL, NVDR(2)	10,000	1,200
MBK PCL, NVDR	20,600	13,792
MC Group PCL, NVDR	27,900	9,508
Mega Lifesciences PCL, NVDR	38,100	41,369
Minor International PCL, NVDR	367,900	245,593
MK Restaurants Group PCL, NVDR	13,200	8,470
Muangthai Capital PCL, NVDR	67,800	63,781
Nex Point Parts PCL, NVDR(2)	27,100	808
Northeast Rubber PCL, NVDR	44,900	6,385
Osotspa PCL, NVDR	65,700	31,848
Plan B Media PCL, NVDR	124,800	24,618
Praram 9 Hospital PCL, NVDR	2,400	1,374
Precious Shipping PCL, NVDR	118,200	36,349
PRG Corp. PCL, NVDR	2,000	663
Prima Marine PCL, NVDR	86,300	24,458
PTG Energy PCL, NVDR	257,600	59,392
PTT Exploration & Production PCL, NVDR	69,600	311,729
PTT Global Chemical PCL, NVDR	209,200	280,569
PTT Oil & Retail Business PCL, NVDR	118,300	44,551
PTT PCL, NVDR	418,400	513,938
Quality Houses PCL, NVDR	566,100	24,232
R&B Food Supply PCL, NVDR	10,100	1,598
Ratch Group PCL, NVDR	55,900	64,874
Ratchthani Leasing PCL, NVDR	108,600	6,873
Regional Container Lines PCL, NVDR	78,100	103,610
Rojana Industrial Park PCL, NVDR	124,800	22,184
Sabina PCL, NVDR	1,900	888
Samart Corp. PCL, NVDR	133,100	22,854
Sansiri PCL, NVDR	1,378,500	60,662
Sappe PCL, NVDR	2,100	2,215
SCB X PCL, NVDR	16,200	73,724
SCGJWD Logistics PCL, NVDR	14,700	4,231
Siam Cement PCL, NVDR	28,300	222,398
Siam Global House PCL, NVDR	40,182	8,410

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Singer Thailand PCL, NVDR(2)	15,700	$5,439
SiS Distribution Thailand PCL, NVDR	9,000	6,373
SISB PCL, NVDR	17,400	4,850
Somboon Advance Technology PCL, NVDR	17,400	8,486
Sri Trang Agro-Industry PCL, NVDR	101,900	70,353
Srisawad Corp. PCL, NVDR	58,160	41,325
Star Petroleum Refining PCL, NVDR	253,700	101,009
Stecon Group PCL, NVDR	129,500	71,703
Supalai PCL, NVDR	127,000	61,640
Susco PCL, NVDR	34,600	2,671
Taokaenoi Food & Marketing PCL, Class R, NVDR	2,400	302
Thai Oil PCL, NVDR	100,100	193,036
Thai Union Group PCL, NVDR	12,700	4,820
Thaicom PCL, NVDR(2)	34,900	11,460
Thaifoods Group PCL, NVDR	185,700	55,920
Thanachart Capital PCL, NVDR	6,200	16,022
Thoresen Thai Agencies PCL, NVDR	266,200	45,332
TIDLOR Holdings PCL, NVDR	183,778	107,380
Tipco Asphalt PCL, NVDR	61,100	32,780
Tisco Financial Group PCL, NVDR	7,100	27,397
TMBThanachart Bank PCL, NVDR	1,106,100	99,322
TOA Paint Thailand PCL, NVDR	55,000	25,668
TPI Polene PCL, NVDR	73,900	2,026
True Corp. PCL, NVDR	485,260	191,408
TTW PCL, NVDR	31,500	9,975
VGI PCL, NVDR(2)	302,900	9,210
WHA Corp. PCL, NVDR	145,100	21,073
Xspring Capital PCL, NVDR(2)	208,600	3,395
		8,645,967
Turkey — 1.1%
Afyon Cimento Sanayi TAS	5,344	1,397
AG Anadolu Grubu Holding AS	17,415	11,514
Agesa Hayat ve Emeklilik AS	1,018	5,506
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	63,844	50,285
Akbank TAS	163,165	242,434
Akcansa Cimento AS	526	2,632
Akenerji Elektrik Uretim AS(2)	11,538	2,515
Akfen Yenilenebilir Enerji AS(2)	54,924	25,799
Aksa Akrilik Kimya Sanayii AS	94,146	21,003
Aksa Enerji Uretim AS(2)	29,418	48,378
Aksigorta AS(2)	36,263	4,674
Alarko Holding AS	17,851	40,044
Albaraka Turk Katilim Bankasi AS	234,618	42,160
Alkim Alkali Kimya AS(2)	929	298
Anadolu Anonim Turk Sigorta Sirketi	67,472	38,044
Anadolu Efes Biracilik Ve Malt Sanayii AS	102,295	37,784
Anadolu Hayat Emeklilik AS	11,044	23,812
Anel Elektrik Proje Taahhut ve Ticaret AS(2)	1,057	4,190
Arcelik AS(2)	517	971
ARD Grup Bilisim Teknolojileri AS	7,033	12,607
Aselsan Elektronik Sanayi Ve Ticaret AS	30,645	245,327
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	15,638	105,471
Aygaz AS	1,547	10,740

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(2)	40,113	$3,399
Baticim Cimento Sanayi Anonim Sirketi(2)	19,841	10,807
Bera Holding AS(2)	113,571	31,963
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(2)	1,428	66
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	16,758	4,443
BIM Birlesik Magazalar AS	21,098	177,187
Biotrend Cevre VE Enerji Yatirimlari AS(2)	3,754	1,486
Bizim Toptan Satis Magazalari AS(2)	400	200
Bogazici Beton Sanayi Ve Ticaret AS	2,661	1,102
Bursa Cimento Fabrikasi AS(2)	145,705	17,262
Cemas Dokum Sanayi AS(2)	3,446	293
Cemtas Celik Makina Sanayi Ve Ticaret AS	28,521	5,169
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(2)	7	224
Cimsa Cimento Sanayi VE Ticaret AS	9,955	9,216
Coca-Cola Icecek AS	36,708	57,215
Creditwest Faktoring AS(2)	6,028	3,125
CVK Maden Isletmeleri Sanayi VE Ticaret AS(2)	6,376	2,212
CW Enerji Muhendislik Ticaret VE Sanayi AS(2)	1,738	1,352
Dogan Sirketler Grubu Holding AS	125,172	57,306
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	4,026	607
Dogus Otomotiv Servis ve Ticaret AS	9,073	30,772
Ebebek Magazacilik AS	1,917	3,369
EGE Endustri VE Ticaret AS(2)	1	105
EGE Gubre Sanayii AS	16,227	37,618
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	7,592	12,226
Enerjisa Enerji AS	3,420	7,798
Enerya Enerji AS	191,457	39,205
Eregli Demir ve Celik Fabrikalari TAS	139,516	111,933
Escar Turizm Tasimacilik Ticaret AS	1,794	1,590
Esenboga Elektrik Uretim AS(2)	147,403	11,083
Europap Tezol Kagit Sanayi VE Ticaret AS	5,931	1,148
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	244,980	19,857
Fenerbahce Futbol AS(2)	34,283	2,223
Ford Otomotiv Sanayi AS	11,125	17,733
Gelecek Varlik Yonetimi AS	1,124	1,214
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	15,312	3,627
Gezinomi Seyahat Turizm Ticaret AS(2)	107	127
Gimat Magazacilik Sanayi Ve Ticaret AS	5,579	5,040
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,250	18,017
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	821	1,566
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	7,835	2,860
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,133	7,081
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	4,494	2,068
GSD Holding AS(2)	47,837	4,547
Gubre Fabrikalari TAS(2)	4,927	49,139
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	761	4,722
Haci Omer Sabanci Holding AS	69,581	134,090
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(2)	10,017	19,182
Hektas Ticaret TAS(2)	50,347	2,848
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	11,299	2,780
Info Yatirim AS(2)	53,866	6,575
Is Finansal Kiralama AS(2)	53,625	21,583
Is Yatirim Menkul Degerler AS	30,281	20,837

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
Isiklar Enerji ve Yapi Holding AS(2)	22,387	$96,272
Izmir Demir Celik Sanayi AS(2)	10,617	2,759
Jantsa Jant Sanayi Ve Ticaret AS(2)	9,020	2,896
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	1,921	1,062
Katilimevim Tasarruf Finansman AS	118,083	153,339
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(2)	75,180	3,192
Kervan Gida Sanayi Ve Ticaret AS	17,916	839
KOC Holding AS	29,134	129,552
KOC Metalurji AS(2)	102,177	9,816
Kocaer Celik Sanayi Ve Ticaret AS	68,778	22,647
Konya Cimento Sanayii AS(2)	4	322
Kordsa Teknik Tekstil AS(2)	659	1,148
LDR Turizm AS	2,435	1,642
Lila Kagit Sanayi ve Ticaret AS	20,408	12,303
Logo Yazilim Sanayi Ve Ticaret AS	12,797	35,538
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,288	1,197
Lydia Holding AS(2)	1,118	3,426
Marmara Holding AS(2)	144,652	6,761
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	38,714	29,561
Menderes Tekstil Sanayi ve Ticaret AS(2)	2,625	632
MIA Teknoloji AS(2)	166	97
Migros Ticaret AS	1,255	13,862
MLP Saglik Hizmetleri AS(2)	3,415	29,787
Naturel Yenilenebilir Enerji Ticaret AS(2)	3,699	420
Naturelgaz Sanayi ve Ticaret AS	3,535	853
NET Holding AS(2)	31,624	28,058
Nuh Cimento Sanayi AS	420	1,879
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	198,550	30,113
Odine Solutions Teknoloji Ticaret VE Sanayi AS(2)	102	4,265
Orge Enerji Elektrik Taahhut AS(2)	20,352	10,131
Osmanli Yatirim Menkul Degerler AS	1,956	290
Oyak Cimento Fabrikalari AS	36,115	16,806
Ozata Denizcilik Sanayi VE Ticaret AS(2)	4,713	473,445
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	419	357
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat(2)	2,947	851
Pegasus Hava Tasimaciligi AS(2)	17,432	53,001
Petkim Petrokimya Holding AS(2)	51,101	21,238
Pinar Entegre Et ve Un Sanayi AS	6,510	1,609
Pinar SUT Mamulleri Sanayii AS(2)	1,418	346
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	585	243
Polisan Holding AS(2)	59,278	26,769
Qua Granite Hayal(2)	72,646	4,789
Ral Yatirim Holding AS(2)	12,693	71,181
Reysas Tasimacilik ve Lojistik Ticaret AS(2)	78,324	46,780
Sasa Polyester Sanayi AS(2)	384,226	18,725
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(2)	16,944	16,745
Sekerbank Turk AS	165,508	21,408
Selcuk Ecza Deposu Ticaret ve Sanayi AS	8,924	61,690
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(2)	1,542	329
Sok Marketler Ticaret AS(2)	10,829	12,419
SUN Tekstil Sanayi Ve Ticaret AS	1,250	879
TAB Gida Sanayi Ve Ticaret AS, Class A	2,119	10,333
Tatlipinar Enerji Uretim AS(2)	107,469	18,771

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
TAV Havalimanlari Holding AS	7,983	$43,781
Tekfen Holding AS	26,068	112,943
Teknosa Ic Ve Dis Ticaret AS(2)	1,545	576
Tera Yatirim Teknoloji Holding AS(2)	17,149	12,810
Tofas Turk Otomobil Fabrikasi AS	817	4,587
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	9,810	29,378
Tukas Gida Sanayi ve Ticaret AS(2)	61,475	2,573
Turcas Holding AS	25,806	25,205
Turk Altin Isletmeleri AS(2)	14,247	15,595
Turk Hava Yollari AO	26,406	165,025
Turkcell Iletisim Hizmetleri AS, ADR(1)	26,158	131,575
Turkiye Is Bankasi AS, C Shares	392,219	102,593
Turkiye Petrol Rafinerileri AS	34,285	284,977
Turkiye Sigorta AS	255,222	31,544
Turkiye Sinai Kalkinma Bankasi AS	166,402	37,658
Turkiye Sise ve Cam Fabrikalari AS	82,250	67,476
Turkiye Vakiflar Bankasi TAO, D Shares(2)	112,157	73,655
Ulker Biskuvi Sanayi AS	15,596	29,043
Usak Seramik Sanayii AS(2)	64,793	1,638
Vakif Finansal Kiralama AS(2)	67,784	1,641
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	5,032	6,931
Vestel Beyaz Esya Sanayi ve Ticaret AS(2)	15,931	1,764
Vestel Elektronik Sanayi ve Ticaret AS(2)	10,715	5,091
Yapi ve Kredi Bankasi AS(2)	205,119	154,962
YEO Teknoloji Enerji VE Endustri AS(2)	22,050	15,664
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	11,221	5,037
Zorlu Enerji Elektrik Uretim AS(2)	157,620	7,574
		4,851,451
United Arab Emirates — 1.7%
Abu Dhabi Commercial Bank PJSC	68,672	279,954
Abu Dhabi Islamic Bank PJSC	72,020	447,997
Abu Dhabi National Hotels	333,806	37,112
Abu Dhabi National Oil Co. for Distribution PJSC	172,822	187,971
ADNOC Drilling Co. PJSC	139,502	218,793
Adnoc Gas PLC	127,346	112,652
ADNOC Logistics & Services	105,023	197,431
Agility Global PLC	471,908	215,466
Air Arabia PJSC	244,261	332,398
Aldar Properties PJSC	68,223	142,024
Americana Restaurants International PLC - Foreign Co.	412,065	269,664
Amlak Finance PJSC	120,342	38,766
Dana Gas PJSC	752,592	170,552
Deyaar Development PJSC	87,708	16,885
Dubai Electricity & Water Authority PJSC	252,239	185,261
Dubai Investments PJSC	161,815	160,864
Dubai Islamic Bank PJSC	176,428	344,929
Dubai Taxi Co. PJSC	47,185	29,104
Emaar Development PJSC	90,698	313,905
Emaar Properties PJSC	398,840	1,160,970
Emirates Central Cooling Systems Corp.	47,969	20,645
Emirates NBD Bank PJSC	79,311	648,110
Emirates Telecommunications Group Co. PJSC	119,792	694,876
Eshraq Investments PJSC(2)	144,890	22,801

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

	Shares	Value
First Abu Dhabi Bank PJSC	75,490	$405,675
Islamic Arab Insurance Co.(2)	95,888	34,383
Lulu Retail Holdings PLC	437,173	114,316
National Central Cooling Co. PJSC	95,793	65,441
NMDC Energy PJSC	291,421	229,571
Parkin Co. PJSC	69,141	108,249
RAK Properties PJSC(2)	125,235	36,199
Salik Co. PJSC	128,060	188,483
Sharjah Islamic Bank	184,320	146,671
Union Properties PJSC	211,984	31,537
		7,609,655
TOTAL COMMON STOCKS (Cost $354,545,693)		458,358,233
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia Group Bhd.(2)	11,050	727
Berjaya Corp. Bhd.(2)	67,815	505
Dagang NeXchange Bhd.(2)	11,266	812
NEXG Bhd.(2)	7,850	195
Supermax Corp. Bhd.(2)	3,204	72
Top Glove Corp. Bhd.(2)	2,755	96
VS Industry Bhd.(2)	3,600	4
YTL Corp. Bhd.(2)	5,220	1,367
YTL Power International Bhd.(2)	8,900	7,406
		11,184
Thailand — 0.0%
Jasmine International PCL, NVDR(2)	27,350	91
TOTAL WARRANTS (Cost $—)		11,275
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(2)	2,929	11
Movida Participacoes SA(2)	1,604	263
		274
Kuwait — 0.0%
Burgan Bank SAK(2)	8,160	193
TOTAL RIGHTS (Cost $—)		467
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	586,854	586,854
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,340,376	2,340,376
TOTAL SHORT-TERM INVESTMENTS (Cost $2,927,230)		2,927,230
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $357,472,923)		461,297,205
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,859,823)
TOTAL NET ASSETS — 100.0%		$459,437,382

Schedule of Investments - Avantis Emerging Markets ex-China Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	35.9%
Financials	24.3%
Industrials	8.5%
Materials	7.1%
Consumer Discretionary	5.7%
Energy	5.2%
Communication Services	3.8%
Consumer Staples	3.3%
Utilities	2.5%
Health Care	2.1%
Real Estate	1.4%
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,271,422. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,709,300, which includes securities collateral of $3,368,924.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$15,685,516	$11,607,908	—
Chile	1,016,189	2,388,310	—
Colombia	555,205	605,788	—
India	5,063,986	73,187,519	—
Indonesia	448,248	5,316,147	—
Mexico	2,970,427	8,555,059	—
Peru	2,803,711	—	—
Philippines	106,196	2,133,002	—
South Africa	4,186,040	18,039,664	—
South Korea	8,017,974	103,831,675	—
Taiwan	47,310,278	75,770,407	—
Turkey	131,575	4,719,876	—
Other Countries	—	63,907,533	—
Warrants	—	11,275	—
Rights	—	467	—
Short-Term Investments	2,927,230	—	—
	$91,222,575	$370,074,630	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 4.7%
Afya Ltd., Class A	187	$2,730
Allos SA	53,400	275,268
Alpargatas SA, Preference Shares	19,200	55,508
Alupar Investimento SA	21,500	135,849
Armac Locacao Logistica E Servicos SA	15,000	10,624
Auren Energia SA(1)	51,700	111,052
Automob Participacoes SA(1)	278	635
Azzas 2154 SA	13,992	40,181
Banco ABC Brasil SA, Preference Shares	12,131	54,386
Banco ABC Brasil SA, Preference Shares(1)	450	1,971
Banco BMG SA, Preference Shares	14,900	15,327
Banco BTG Pactual SA	2,070	21,916
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	31,600	85,868
Bemobi Mobile Tech SA	4,000	19,762
Blau Farmaceutica SA	520	913
Boa Safra Sementes SA	4,404	5,924
BR Advisory Partners Participacoes SA	12,000	31,218
Bradsaude SA	25,600	68,279
BrasilAgro - Co. Brasileira de Propriedades Agricolas	5,700	21,132
Brava Energia	40,986	136,685
C&A Modas SA	16,100	25,696
Camil Alimentos SA	13,600	13,255
Cia Brasileira de Aluminio	30,700	66,240
Cia Brasileira de Distribuicao(1)	300	156
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	20,600	20,316
Cia de Saneamento de Minas Gerais Copasa MG	24,400	259,373
Cia De Saneamento do Parana Sanepar	3,400	21,805
Cia De Saneamento do Parana Sanepar, Preference Shares	128,800	161,822
Construtora Tenda SA	13,600	86,326
Cruzeiro do Sul Educacional SA	10,500	9,869
Cury Construtora e Incorporadora SA	22,100	138,830
CVC Brasil Operadora e Agencia de Viagens SA(1)	54,300	19,387
Cyrela Brazil Realty SA Empreendimentos e Participacoes	29,600	137,673
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(1)	4,986	21,872
Desktop SA	6,000	21,746
Dexco SA(1)	55,964	56,271
EcoRodovias Infraestrutura e Logistica SA	43,200	60,779
Empreendimentos Pague Menos SA	10,900	7,447
Even Construtora e Incorporadora SA	10,100	8,362
Ez Tec Empreendimentos e Participacoes SA	16,536	38,073
Fleury SA	1,700	6,427
Fras-Le SA	11,300	50,835
Grendene SA	43,700	29,603
Grupo Mateus SA	55,400	49,717
Grupo Multi SA	5,800	2,127
Grupo SBF SA	12,400	19,791
Guararapes Confeccoes SA	800	1,089
Hidrovias do Brasil SA(1)	37,220	24,782
Hypera SA	33,781	141,733

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Iguatemi SA	38,200	$181,728
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	16,600	47,607
Inter & Co., Inc., Class A	22,339	120,854
Iochpe Maxion SA	16,600	29,025
IRB-Brasil Resseguros SA	7,500	81,940
Isa Energia Brasil SA, Preference Shares	27,600	142,327
Jalles Machado SA	16,700	8,541
JHSF Participacoes SA	51,100	105,818
JSL SA	15,600	16,679
Kepler Weber SA	13,300	16,736
LOG Commercial Properties e Participacoes SA	4,200	19,843
Log-in Logistica Intermodal SA(1)	400	2,162
Lojas Quero-Quero SA(1)	13,000	2,986
Lojas Renner SA	143,500	302,146
LWSA SA	43,100	35,850
M Dias Branco SA	8,400	28,208
Magazine Luiza SA	53,364	49,537
Mahle Metal Leve SA	7,000	43,892
Marcopolo SA	25,790	20,307
Marcopolo SA, Preference Shares	95,560	81,146
MBRF Global Foods Co. SA	52,100	182,295
Meliuz SA(1)	9,200	9,907
Metalurgica Gerdau SA, Preference Shares	130,298	261,272
Mills Locacao Servicos e Logistica SA	13,600	41,392
Minerva SA	44,100	32,597
Moura Dubeux Engenharia SA	4,200	19,859
Movida Participacoes SA	22,357	31,670
MRV Engenharia e Participacoes SA(1)	47,600	50,525
Multiplan Empreendimentos Imobiliarios SA	30,700	165,363
Natura Cosmeticos SA(1)	12,500	21,326
Oceanpact Servicos Maritimos SA	17,200	34,191
Orizon Valorizacao de Residuos SA(1)	8,800	28,192
Pagseguro Digital Ltd., Class A	20,939	188,870
Patria Investments Ltd., Class A	1,717	19,471
Petroreconcavo SA	9,200	19,353
Positivo Tecnologia SA	8,200	5,222
Priner Servicos Industriais SA(1)	400	1,361
Qualicorp Consultoria e Corretora de Seguros SA	20,000	5,944
Randoncorp SA, Preference Shares(1)	19,700	18,325
Romi SA	315	347
Sao Martinho SA	24,200	92,614
Schulz SA, Preference Shares	1,900	1,661
Ser Educacional SA	9,400	22,568
Sigma Lithium Corp.(1)	1,888	23,864
Simpar SA	22,599	29,004
Smartfit Escola de Ginastica e Danca SA	43,788	142,818
StoneCo Ltd., A Shares	4,378	42,467
SYN prop e tech SA	1,900	1,335
Taurus Armas SA, Preference Shares	1,870	1,992
Tegma Gestao Logistica SA	3,100	20,784
Track & Field Co. SA, Preference Shares	5,600	13,877
Transmissora Alianca de Energia Eletrica SA	34,700	262,985
Tres Tentos Agroindustrial SA	4,300	9,626

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Trisul SA	12,480	$11,585
Tupy SA(1)	8,300	24,252
Uniao Pet Participacoes SA	19,200	12,784
Unifique Telecomunicacoes SA	17,500	16,178
Unipar Carbocloro SA, Class B Preference Shares	7,240	78,456
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	74,100	106,112
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	5,400	17,977
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	62,400	36,369
Vitru Brasil Empreendimentos Participacoes e Comercio SA	13,500	36,658
Vittia SA	605	356
Vivara Participacoes SA	12,200	52,411
Vulcabras SA	8,468	22,193
Wiz Co.	7,800	12,088
YDUQS Participacoes SA	25,500	43,061
Zamp SA(1)	1	675
		6,208,194
Chile — 0.6%
Aguas Andinas SA, A Shares	122,984	42,166
CAP SA(1)	5,947	35,363
Cia Cervecerias Unidas SA, ADR(2)	6,529	76,912
Cia Sud Americana de Vapores SA	1,584,102	81,468
Colbun SA	480,181	75,886
Empresa Nacional de Telecomunicaciones SA	23,032	95,748
Engie Energia Chile SA	51,143	107,401
Parque Arauco SA	33,392	139,531
Ripley Corp. SA	100,752	45,446
SMU SA	304,666	41,946
Vina Concha y Toro SA	21,127	20,599
		762,466
China — 14.4%
361 Degrees International Ltd.	76,000	43,647
3SBio, Inc.(1)	80,000	164,165
AAC Technologies Holdings, Inc.	51,000	288,620
Abbisko Cayman Ltd.(1)	55,000	62,203
Adicon Holdings Ltd.(1)	16,500	8,220
Agora, Inc., ADR(1)	2,945	12,340
AK Medical Holdings Ltd.	34,000	22,153
A-Living Smart City Services Co. Ltd.	47,000	10,427
Angang Steel Co. Ltd., H Shares(1)	58,000	8,747
Angelalign Technology, Inc.	3,400	38,977
Anhui Expressway Co. Ltd., H Shares	56,000	112,656
Anjoy Foods Group Co. Ltd., Class H	4,300	35,579
Anton Oilfield Services Group	114,000	11,121
Art Group Holdings Ltd.(1)(2)	110,000	45,168
AsiaInfo Technologies Ltd.(2)	21,600	11,780
Atour Lifestyle Holdings Ltd., ADR	4,215	147,441
ATRenew, Inc., ADR	7,246	29,854
Autohome, Inc., ADR(2)	9,548	209,483
BAIC Motor Corp. Ltd., H Shares(1)(2)	134,000	13,847
Bairong AI, Inc.(1)(2)	36,500	24,994
Bank of Chongqing Co. Ltd., H Shares	46,000	48,837
BBMG Corp., H Shares(2)	122,000	9,643
Beauty Farm Medical & Health Industry, Inc.	6,000	14,538

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Beijing Capital International Airport Co. Ltd., H Shares(1)	118,000	$23,304
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	9,000	9,359
Beijing Enterprises Holdings Ltd.	16,500	67,988
Beijing Jingneng Clean Energy Co. Ltd., H Shares	106,000	22,285
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	33,000	25,120
Blue Moon Group Holdings Ltd.(1)	14,500	6,913
BOE Varitronix Ltd.	18,000	10,225
Brilliance China Automotive Holdings Ltd.(2)	348,000	103,642
C&D International Investment Group Ltd.(2)	112,406	185,009
CALB Group Co. Ltd.(1)	8,500	18,718
Central China Securities Co. Ltd., Class H	105,000	23,674
Cheerwin Group Ltd.	19,000	5,465
Chervon Holdings Ltd.	12,000	30,095
China Beststudy Education Group	32,000	11,439
China BlueChemical Ltd., H Shares	188,000	46,551
China Chunlai Education Group Co. Ltd.(1)	2,000	262
China Cinda Asset Management Co. Ltd., H Shares(2)	399,000	47,033
China Communications Services Corp. Ltd., H Shares	280,000	137,914
China Conch Environment Protection Holdings Ltd.(1)	10,500	355
China Conch Venture Holdings Ltd.(2)	172,000	172,124
China Datang Corp. Renewable Power Co. Ltd., H Shares	177,000	24,815
China East Education Holdings Ltd.(1)	74,000	37,778
China Education Group Holdings Ltd.(1)(2)	175,061	41,741
China Everbright Environment Group Ltd.	503,000	323,061
China Everbright Ltd.(2)	94,000	74,045
China Feihe Ltd.	321,000	114,852
China Foods Ltd.	138,000	67,588
China Gas Holdings Ltd.	336,600	243,011
China Isotope & Radiation Corp.	5,800	12,271
China Kepei Education Group Ltd.	14,000	1,516
China Lesso Group Holdings Ltd.	68,000	31,349
China Literature Ltd.(1)	30,000	81,957
China Medical System Holdings Ltd.	150,000	214,592
China Meidong Auto Holdings Ltd.(1)(2)	28,000	1,322
China Modern Dairy Holdings Ltd.(1)(2)	259,000	48,208
China National Building Material Co. Ltd., H Shares(2)	367,082	168,228
China New Higher Education Group Ltd.(1)	94,000	6,468
China Nonferrous Mining Corp. Ltd.(2)	100,000	210,244
China Oriental Group Co. Ltd.	102,000	14,629
China Power International Development Ltd.(2)	291,000	106,219
China Resources Beverage Holdings Co. Ltd.(2)	49,000	45,975
China Resources Building Materials Technology Holdings Ltd.(2)	328,000	43,464
China Resources Medical Holdings Co. Ltd.	44,000	14,061
China Resources Pharmaceutical Group Ltd.	261,500	149,058
China Risun Group Ltd.(2)	110,000	28,255
China Ruyi Holdings Ltd.(1)(2)	1,424,000	243,961
China Sanjiang Fine Chemicals Co. Ltd.	69,000	34,148
China Shineway Pharmaceutical Group Ltd.	41,000	43,310
China Silver Group Ltd.(1)	202,000	7,200
China Taiping Insurance Holdings Co. Ltd.	8,600	23,151
China Tobacco International HK Co. Ltd.(2)	23,000	72,039
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	252,000	43,974
China Travel International Investment Hong Kong Ltd.(2)	194,000	28,530

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
China Water Affairs Group Ltd.(2)	98,000	$55,742
China XLX Fertiliser Ltd.	91,000	129,370
China Yongda Automobiles Services Holdings Ltd.(2)	67,500	7,217
China Youran Dairy Group Ltd.(1)(2)	207,000	107,104
China Yuchai International Ltd.	1,286	49,305
China Yuhua Education Corp. Ltd.(1)	206,000	10,259
Chongqing Machinery & Electric Co. Ltd., Class H	124,000	29,658
CIFI Holdings Group Co. Ltd.(1)	192,000	927
CIMC Enric Holdings Ltd.	82,000	79,568
Cirrus Aircraft Ltd.	5,700	34,789
CMGE Technology Group Ltd.(1)	50,000	1,277
CNNC International Ltd.(1)	18,000	9,158
COFCO Joycome Foods Ltd.(1)(2)	239,000	32,456
Concord New Energy Group Ltd.(2)	330,000	13,263
Consun Pharmaceutical Group Ltd.	57,000	98,380
COSCO SHIPPING International Hong Kong Co. Ltd.	36,000	29,984
COSCO SHIPPING Ports Ltd.	97,066	68,754
Country Garden Services Holdings Co. Ltd.	308,050	216,746
CSSC Hong Kong Shipping Co. Ltd.(2)	224,000	65,447
Dalipal Holdings Ltd.(1)	4,000	1,876
Damai Entertainment Holdings Ltd.(1)(2)	1,110,000	69,844
Daqo New Energy Corp., ADR(1)	2,512	32,380
Digital China Holdings Ltd.(2)	28,000	6,137
Dingdang Health Technology Group Ltd.(1)	12,000	1,296
DingDong Cayman Ltd., ADR(1)(2)	5,678	12,832
Dongyue Group Ltd.	181,000	320,255
DouYu International Holdings Ltd., ADR(1)	1,351	5,809
DPC Dash Ltd.(1)(2)	9,300	39,454
Dynagreen Environmental Protection Group Co. Ltd., H Shares	35,000	26,289
East Buy Holding Ltd.(1)(2)	39,000	121,963
Edianyun Ltd., Class H(1)	1,000	438
Essex Bio-technology Ltd.	17,000	4,945
Ever Sunshine Services Group Ltd.	102,000	24,055
Evergrande Property Services Group Ltd.(1)	702,000	102,799
Fangzhou, Inc.(1)	19,000	1,718
Far East Horizon Ltd.	323,000	290,761
Fenbi Ltd.(1)	34,000	1,406
FIH Mobile Ltd.(2)	24,900	53,330
FinVolution Group, ADR	7,905	29,011
First Tractor Co. Ltd., H Shares	46,000	55,991
Fosun International Ltd.(1)	296,500	209,795
Fufeng Group Ltd.	90,000	54,660
Gaotu Techedu, Inc., ADR(1)	3,275	6,255
GCL Technology Holdings Ltd.(1)(2)	2,600,000	231,509
GDS Holdings Ltd., Class A(1)(2)	6,300	25,192
Gemdale Properties & Investment Corp. Ltd.(1)	244,000	3,058
Genertec Universal Medical Group Co. Ltd.	123,500	72,390
Genscript Biotech Corp.(1)	126,000	543,815
Giant Biogene Holding Co. Ltd.(2)	58,800	192,918
Goodbaby International Holdings Ltd.	44,000	5,070
Grand Pharmaceutical Group Ltd.(2)	147,000	94,127
Greater Bay Area AI Computing Tech Co. Ltd.(1)(2)	54,000	77,105
Greentown China Holdings Ltd.(1)(2)	130,000	103,622

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Greentown Management Holdings Co. Ltd.(2)	27,000	$6,744
Guangshen Railway Co. Ltd., Class H	124,000	38,655
Guoquan Food Shanghai Co. Ltd.(2)	75,200	16,040
Gushengtang Holdings Ltd.	17,600	60,997
Haichang Ocean Park Holdings Ltd.(1)(2)	189,000	5,608
Haina Intelligent Equipment International Holdings Ltd.(1)	16,000	5,708
Hainan Meilan International Airport Co. Ltd., Class H(1)	19,000	12,703
Haitian International Holdings Ltd.	70,000	161,142
Harbin Electric Co. Ltd., H Shares	72,000	153,729
HealthyWay, Inc.(1)	14,000	3,063
Hello Group, Inc., ADR	16,443	91,094
Hengan International Group Co. Ltd.	69,500	195,663
High Templar Tech Ltd., ADR(1)	10,026	25,967
Hisense Home Appliances Group Co. Ltd., H Shares	11,000	29,751
Hua Medicine(1)	6,000	1,787
Huabao International Holdings Ltd.	75,000	30,293
HUTCHMED China Ltd.(1)	68,000	167,871
HUYA, Inc., ADR	8,977	19,211
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	36,800	48,312
iDreamSky Technology Holdings Ltd.(1)(2)	85,200	4,890
Ingdan, Inc.(1)(2)	53,000	27,841
InnoCare Pharma Ltd., Class H(1)	106,000	192,848
Intron Technology Holdings Ltd.	5,000	885
Jia Yao Holdings Ltd.(1)	28,000	72,609
JinkoSolar Holding Co. Ltd., ADR(2)	3,129	39,363
Jinxin Fertility Group Ltd.	267,500	75,596
Jiumaojiu International Holdings Ltd.	76,000	11,229
JNBY Design Ltd.	19,000	47,832
Joinn Laboratories China Co. Ltd., Class H(2)	12,500	38,974
JOYY, Inc., ADR	3,091	230,712
JST Group Corp. Ltd.(1)	5,500	10,242
Ju Teng International Holdings Ltd.(1)	20,000	7,280
K Wah International Holdings Ltd.	117,000	30,697
Kinetic Development Group Ltd.	232,000	66,007
Kingboard Holdings Ltd.(2)	48,500	334,237
Kingdee International Software Group Co. Ltd.(1)(2)	205,000	225,599
Kingsoft Corp. Ltd.	134,000	423,497
Launch Tech Co. Ltd., Class H	9,500	8,548
Lee & Man Paper Manufacturing Ltd.	118,000	57,545
Legend Biotech Corp., ADR(1)	11,282	234,440
Leoch International Technology Ltd.(1)	19,000	2,373
Lepu Biopharma Co. Ltd., Class H(1)(2)	108,000	60,788
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	4,000	7,001
Li Ning Co. Ltd.	249,500	432,565
Lianlian DigiTech Co. Ltd., Class H(1)(2)	2,000	922
Lifetech Scientific Corp.(1)	198,000	34,284
Lingbao Gold Group Co. Ltd., Class H(2)	77,900	219,155
Linklogis, Inc., Class B	63,000	19,554
Logan Group Co. Ltd.(1)(2)	120,000	21,237
Lonking Holdings Ltd.	176,000	79,145
Lufax Holding Ltd., ADR(1)	28,641	36,088
Luye Pharma Group Ltd.(1)(2)	258,000	63,731
Luyuan Group Holding Cayman Ltd.(1)	6,000	9,832

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
LVGEM China Real Estate Investment Co. Ltd.(1)	40,000	$1,009
Lygend Resources & Technology Co. Ltd.-H, Class H(2)	2,600	6,097
Maanshan Iron & Steel Co. Ltd., H Shares(1)	102,000	22,684
Maoyan Entertainment(2)	32,200	17,833
Medlive Technology Co. Ltd.(2)	11,500	11,196
Meitu, Inc.(1)(2)	392,500	236,597
MicroPort NeuroScientific Corp.(2)	33,096	33,903
Midea Real Estate Holding Ltd.(1)	9,200	2,652
Ming Yuan Cloud Group Holdings Ltd.(1)(2)	86,000	13,026
Minth Group Ltd.	90,200	298,746
MMG Ltd.(1)(2)	3,200	3,747
Mount Everest Gold Group Co. Ltd.(1)	44,000	11,751
Nayuki Holdings Ltd.(1)	33,500	2,773
NetDragon Websoft Holdings Ltd.(2)	26,000	27,654
NetEase Cloud Music, Inc.(1)	10,850	125,278
Newborn Town, Inc.(1)(2)	62,000	69,703
Nexteer Automotive Group Ltd.	76,000	49,030
Nine Dragons Paper Holdings Ltd.(1)	231,000	200,715
Niu Technologies, ADR(1)(2)	494	998
Noah Holdings Ltd., ADR	4,876	41,787
Ocumension Therapeutics(1)	13,500	8,890
Onewo, Inc., Class H	27,000	65,746
Poly Property Group Co. Ltd.	175,000	30,321
Poly Property Services Co. Ltd., Class H	19,200	67,820
Precision Tsugami China Corp. Ltd.	15,000	100,999
Q Technology Group Co. Ltd.	54,000	41,671
Qfin Holdings, Inc., ADR	7,903	68,440
Qunabox Group Ltd.(1)(2)	3,100	3,694
Radiance Holdings Group Co. Ltd.(1)(2)	68,000	9,887
REPT BATTERO Energy Co. Ltd., Class H(1)	21,200	27,608
Sany Heavy Equipment International Holdings Co. Ltd.	86,000	99,700
Scholar Education Group(1)	6,000	679
Seazen Group Ltd.(1)(2)	308,000	53,742
Shandong BoAn Biotechnology Co. Ltd., Class H(1)(2)	5,200	2,390
Shandong Molong Petroleum Machinery Co. Ltd., Class H(1)	17,200	10,397
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	342,000	140,084
Shanghai Chicmax Cosmetic Co. Ltd.	9,900	27,323
Shanghai Haohai Biological Technology Co. Ltd., H Shares	2,800	5,846
Shanghai Industrial Holdings Ltd.	42,000	73,617
Shenzhen Expressway Corp. Ltd., H Shares	28,000	23,864
Shenzhen International Holdings Ltd.(2)	154,152	100,259
Shenzhen Investment Ltd.(1)	186,000	15,992
Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	29,500	5,080
Shimao Services Holdings Ltd.(1)	7,000	326
Shiyue Daotian Group Co. Ltd., Class H	12,000	7,126
Shoucheng Holdings Ltd.(2)	308,000	56,059
Shougang Fushan Resources Group Ltd.(2)	226,933	88,376
Shui On Land Ltd.(1)	129,000	7,560
Sichuan Expressway Co. Ltd., Class H	32,000	19,321
Sihuan Pharmaceutical Holdings Group Ltd.(2)	183,000	17,464
Simcere Pharmaceutical Group Ltd.	95,000	134,191
Sinopec Engineering Group Co. Ltd., H Shares	224,500	145,548
Sinopec Kantons Holdings Ltd.	56,000	26,586

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Skyworth Group Ltd.(1)	110,000	$59,301
Sohu.com Ltd., ADR(1)	1,297	18,223
So-Young International, Inc., ADR(1)(2)	1,474	4,289
SSY Group Ltd.(2)	152,000	52,349
Sun Art Retail Group Ltd.(2)	318,500	42,269
Sun King Technology Group Ltd.(1)(2)	126,000	21,339
Sunac China Holdings Ltd.(1)(2)	1,146,000	88,200
Sunac Services Holdings Ltd.(2)	55,000	5,885
Sunshine Insurance Group Co. Ltd.	102,000	48,331
Sunshine Lake Pharma Co. Ltd.(1)(2)	38,200	185,736
SY Holdings Group Ltd.(2)	34,500	28,547
Tanwan, Inc.(1)	15,000	19,965
TCL Electronics Holdings Ltd.	85,000	180,967
Tiangong International Co. Ltd.	184,000	75,502
Tianli International Holdings Ltd.(2)	135,000	18,938
Tianneng Power International Ltd.(2)	100,000	55,538
Tong Ren Tang Technologies Co. Ltd., H Shares(2)	18,000	6,779
Tongcheng Travel Holdings Ltd.	90,800	139,165
Tongdao Liepin Group	13,800	4,205
Tongguan Gold Group Ltd.	154,000	64,854
Topsports International Holdings Ltd.	260,000	36,659
Towngas Smart Energy Co. Ltd.(1)(2)	94,756	37,280
TravelSky Technology Ltd., H Shares	71,000	78,792
Tuhu Car, Inc.(1)	21,900	33,460
Tuya, Inc., ADR	31,142	58,547
Uni-President China Holdings Ltd.(2)	60,000	56,804
Up Fintech Holding Ltd., ADR(1)	17,360	87,494
Venus MedTech Hangzhou, Inc., H Shares(1)(2)	1,000	128
Viva Biotech Holdings(1)	166,500	29,040
Vnet Group, Inc., ADR(1)	7,552	45,765
VOYAH Automobile Technology Co. Ltd., Class H(1)	29,841	9,925
Wanguo Gold Group Ltd.(2)	80,000	155,084
Wasion Holdings Ltd.	34,000	67,201
Weibo Corp., ADR(2)	8,912	60,869
Weilong Delicious Global Holdings Ltd.(2)	75,200	74,216
West China Cement Ltd.(2)	172,000	43,155
XD, Inc.(1)	35,000	190,913
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)(2)	15,500	534
Xinhua Winshare Publishing & Media Co. Ltd., H Shares(2)	25,000	24,984
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(2)	84,000	21,570
Xinte Energy Co. Ltd., H Shares(1)	32,800	17,162
Xinyi Energy Holdings Ltd.(2)	364,295	36,712
Xinyi Solar Holdings Ltd.(2)	306,065	87,924
XJ International Holdings Co. Ltd.(1)	92,000	1,725
Xtep International Holdings Ltd.(2)	143,953	67,367
Xunlei Ltd., ADR(1)(2)	2,407	11,867
XXF Group Holdings Ltd.(1)(2)	147,500	8,554
Yadea Group Holdings Ltd.	130,000	155,184
Yatsen Holding Ltd., ADR(1)	1,388	3,817
Yeahka Ltd.(1)(2)	10,400	5,957
Yidu Tech, Inc.(1)(2)	88,500	43,507
Yihai International Holding Ltd.	72,000	145,114
Yixin Group Ltd.(2)	212,500	32,981

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Youzan Technology Ltd.(1)(2)	104,000	$16,557
Yuexiu Property Co. Ltd.(2)	183,000	75,942
Yuexiu Transport Infrastructure Ltd.	62,000	27,481
Zhejiang Expressway Co. Ltd., H Shares	79,800	64,967
Zhihu, Inc., ADR(1)	1,860	5,134
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	132,700	192,716
Zhongsheng Group Holdings Ltd.(1)	50,500	27,467
Zhongyu Energy Holdings Ltd.(2)	66,000	21,914
Zhou Hei Ya International Holdings Co. Ltd.	45,500	7,354
Zonqing Environmental Ltd.(1)	6,000	142
Zylox-Tonbridge Medical Technology Co. Ltd.	17,000	46,339
		18,986,799
Colombia — 0.4%
Cementos Argos SA	14,786	50,444
Grupo Argos SA	61,103	382,812
Grupo de Inversiones Suramericana SA	1,084	20,710
Mineros SA	16,040	94,422
		548,388
Greece — 0.7%
Aegean Airlines SA	3,267	46,191
Athens International Airport SA	884	10,745
Athens Water Supply & Sewage Co. SA(1)	761	11,256
Avax SA	816	3,233
HELLENiQ ENERGY Holdings SA	8,034	144,689
Holding Co. ADMIE IPTO SA	12,236	63,975
Intracom Holdings SA	4,346	15,236
Jumbo SA	2,276	68,593
LAMDA Development SA(1)	5,353	39,584
Optima bank SA	21,010	297,053
Qualco Group SA	238	1,603
Titan SA	694	43,981
Viohalco SA	5,428	108,615
		854,754
Hong Kong — 0.0%
Fu Shou Yuan International Group Ltd.(2)	68,000	17,177
Hopson Development Holdings Ltd.(1)	43,800	11,064
Jinchuan Group International Resources Co. Ltd.(2)	22,000	28
		28,269
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	47,654	382,797
Richter Gedeon Nyrt	47	1,959
		384,756
India — 13.6%
3M India Ltd.	135	47,235
63 Moons Technologies Ltd.	1,411	11,522
Aarti Drugs Ltd.	2,161	9,345
Aarti Industries Ltd.(1)	10,413	57,295
Aarti Pharmalabs Ltd.	3,042	27,014
Aavas Financiers Ltd.(1)	2,614	34,573
ACC Ltd.	3,183	42,648
Accelya Solutions India Ltd.	61	722
Acme Solar Holdings Ltd.	5,495	23,175
Action Construction Equipment Ltd.(1)	2,427	28,267

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
ADF Foods Ltd.	2,174	$6,165
Aditya Birla Fashion & Retail Ltd.(1)	31,412	17,167
Aditya Birla Real Estate Ltd.	2,913	41,454
Aditya Birla Sun Life Asset Management Co. Ltd.	3,962	43,721
Ador Welding Ltd.	549	9,836
Advanced Enzyme Technologies Ltd.	2,530	7,809
Advent Hotels International Ltd.(1)	1	1
Aegis Logistics Ltd.	6,326	83,970
Aeroflex Industries Ltd.	2,897	15,947
Aether Industries Ltd.(1)	2,054	36,474
Afcons Infrastructure Ltd.	11,727	35,150
AGI Greenpac Ltd.(1)	835	6,795
AGI Infra Ltd.(1)	2,040	6,100
Ahluwalia Contracts India Ltd.	1,243	8,078
AIA Engineering Ltd.	3,132	139,945
Ajanta Pharma Ltd.	2,602	98,394
Ajmera Realty & Infra India Ltd.	1,560	1,912
Alembic Ltd.	4,513	4,674
Alembic Pharmaceuticals Ltd.	3,096	27,145
Alivus Life Sciences Ltd.	1,483	21,879
Alkyl Amines Chemicals	991	20,846
Allcargo Global Ltd.(1)	11,737	1,705
Allcargo Logistics Ltd.(1)	11,737	1,470
Allied Digital Services Ltd.	1,514	1,671
Amara Raja Energy & Mobility Ltd.	5,446	51,003
Amber Enterprises India Ltd.(1)	1,211	96,845
Anand Rathi Share & Stock Brokers Ltd.	1,404	7,490
Anand Rathi Wealth Ltd.	5,896	136,463
Anant Raj Ltd.	8,742	55,347
Andhra Paper Ltd.	1,165	742
Angel One Ltd.	8,804	26,490
Antelopus Selan Energy Ltd.(1)	379	3,122
Apar Industries Ltd.(1)	1,023	189,841
Apcotex Industries Ltd.	1,553	10,553
Apeejay Surrendra Park Hotels Ltd.	3,626	4,280
Apollo Tyres Ltd.	19,775	91,188
Aptech Ltd.	500	481
Aptus Value Housing Finance India Ltd.	22,255	58,092
Archean Chemical Industries Ltd.	3,862	19,676
Arman Financial Services Ltd.(1)	449	9,334
Artemis Medicare Services Ltd.	812	2,706
Arvind Fashions Ltd.	4,562	21,659
Arvind Ltd.(1)	9,183	53,529
Asahi India Glass Ltd.	4,987	49,871
Ashapura Minechem Ltd.	3,587	21,239
Ashoka Buildcon Ltd.(1)	9,768	12,321
ASK Automotive Ltd.	2,917	20,220
Associated Alcohols & Breweries Ltd.(1)	676	4,975
Aster DM Quality Care Ltd.	5,612	44,551
Astral Ltd.	3,282	52,422
AstraZeneca Pharma India Ltd.	138	10,073
Atlanta Electricals Ltd.(1)	662	12,708
Atul Auto Ltd.(1)	225	1,149

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Atul Ltd.	863	$57,917
AurionPro Solutions Ltd.	1,151	8,560
Avadh Sugar & Energy Ltd.	218	1,958
Avantel Ltd.	8,211	13,799
Avanti Feeds Ltd.	2,994	25,895
AvenuesAI Ltd.(1)	71,225	11,227
AWL Agri Business Ltd.	24,588	49,666
Bajaj Consumer Care Ltd.(1)	4,347	21,618
Bajaj Healthcare Ltd.	862	3,021
Bajaj Hindusthan Sugar Ltd.(1)	29,134	6,871
Balaji Amines Ltd.	644	15,702
Balmer Lawrie & Co. Ltd.	2,024	3,712
Balrampur Chini Mills Ltd.	7,567	55,114
Balu Forge Industries Ltd.	1,356	8,961
Banco Products India Ltd.	2,984	19,586
Bandhan Bank Ltd.	38,534	66,080
BASF India Ltd.	670	26,639
Bata India Ltd.	2,778	19,891
Bayer CropScience Ltd.	452	18,857
Belrise Industries Ltd.(1)	4,401	10,734
BEML Ltd.	2,314	47,016
Bhansali Engineering Polymers Ltd.	4,528	5,756
Bharat Bijlee Ltd.	143	3,546
Bharat Rasayan Ltd.	112	1,468
Bharat Wire Ropes Ltd.(1)	677	1,290
Birla Corp. Ltd.	1,816	16,621
Birlasoft Ltd.	8,384	25,604
BL Kashyap & Sons Ltd.(1)	2,006	1,172
Black Box Ltd.	1,665	13,063
Bliss Gvs Pharma Ltd.	5,011	32,423
BLS International Services Ltd.	4,869	12,280
Blue Dart Express Ltd.(1)	260	13,447
Bodal Chemicals Ltd.(1)	1,303	1,627
Bombay Burmah Trading Co.	1,277	20,145
Bombay Dyeing & Manufacturing Co. Ltd.	5,082	6,089
Bosch Home Comfort India Ltd.(1)	425	7,724
BrainBees Solutions Ltd.(1)	7,189	13,755
Brigade Enterprises Ltd.	10,676	73,442
Camlin Fine Sciences Ltd.(1)	7,157	7,704
Campus Activewear Ltd.	5,167	12,263
Can Fin Homes Ltd.	6,024	50,283
Canara Robeco Asset Management Co. Ltd.	3,116	8,473
Cantabil Retail India Ltd.	1,513	3,849
Capacit'e Infraprojects Ltd.(1)	2,168	4,867
Caplin Point Laboratories Ltd.	1,059	27,994
Capri Global Capital Ltd.	7,212	19,400
Carborundum Universal Ltd.	6,690	77,676
Care Ratings Ltd.	1,525	27,683
Cartrade Tech Ltd.(1)	596	18,705
Carysil Ltd.	836	9,905
Castrol India Ltd.	25,123	48,671
CE Info Systems Ltd.	867	9,223
Ceat Ltd.	1,482	53,160

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Cello World Ltd.	2,042	$7,545
Cemindia Projects Ltd.	4,124	52,992
Central Depository Services India Ltd.	6,490	95,445
Centrum Capital Ltd.(1)	5,500	1,325
Cera Sanitaryware Ltd.	259	15,578
CESC Ltd.	30,874	47,373
Chalet Hotels Ltd.	4,818	45,706
Chambal Fertilisers & Chemicals Ltd.	5,646	24,251
Chemplast Sanmar Ltd.(1)	2,207	4,088
Chennai Petroleum Corp. Ltd.	3,259	46,782
Cholamandalam Financial Holdings Ltd.	5,627	87,700
CIE Automotive India Ltd.	7,347	30,154
City Union Bank Ltd.	28,617	68,806
Clean Science & Technology Ltd.	1,474	12,725
CMS Info Systems Ltd.	9,733	24,889
Coffee Day Enterprises Ltd.(1)	3,833	1,187
Coforge Ltd.	662	13,773
Cohance Lifesciences Ltd.(1)	5,184	24,782
Computer Age Management Services Ltd.	12,924	106,032
Concord Biotech Ltd.	1,462	22,210
Container Corp. of India Ltd.	16,423	88,197
Cosmo First Ltd.	934	9,111
Craftsman Automation Ltd.	609	71,678
CreditAccess Grameen Ltd.(1)	3,977	56,948
CRISIL Ltd.	843	42,668
Crompton Greaves Consumer Electricals Ltd.	38,477	95,170
CSB Bank Ltd.(1)	2,768	9,972
Cyient Ltd.	4,029	49,636
Dalmia Bharat Refractories Ltd.(1)	11	1
Dalmia Bharat Sugar & Industries Ltd.	541	2,751
DAM Capital Advisors Ltd.	1,168	1,779
Datamatics Global Services Ltd.	1,089	8,928
DCB Bank Ltd.	11,980	27,396
DCM Shriram Industries Ltd.	793	403
DCM Shriram Ltd.	1,533	16,364
DCW Ltd.	6,185	2,954
Dcx Systems Ltd.(1)	2,409	4,375
Deccan Cements Ltd.	340	2,044
Deep Industries Ltd.	1,730	12,530
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,818	71,140
Deepak Nitrite Ltd.	2,815	51,684
Delhivery Ltd.(1)	31,009	148,427
Delta Corp. Ltd.	1,119	686
Devyani International Ltd.(1)	22,351	32,532
Dhampur Sugar Mills Ltd.	614	1,155
Dhanuka Agritech Ltd.	828	8,486
Dilip Buildcon Ltd.	1,244	5,287
Dishman Carbogen Amcis Ltd.(1)	2,818	5,278
Divgi Torqtransfer Systems Ltd.	611	7,618
D-Link India Ltd.	867	4,019
Dodla Dairy Ltd.	1,623	18,411
Dolat Algotech Ltd.	1,569	1,186
Dollar Industries Ltd.	373	1,053

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Doms Industries Ltd.	983	$23,015
Dr. Lal PathLabs Ltd.	4,444	90,335
Dreamfolks Services Ltd.(1)	363	257
Dredging Corp. of India Ltd.(1)	175	2,022
Dwarikesh Sugar Industries Ltd.	1,622	893
E2E Networks Ltd.(1)	3,030	19,702
Easy Trip Planners Ltd.(1)	107,851	6,901
eClerx Services Ltd.	2,890	59,958
Edelweiss Financial Services Ltd.	32,541	43,439
EID Parry India Ltd.(1)	7,085	59,445
Elecon Engineering Co. Ltd.	3,906	16,880
Electronics Mart India Ltd.(1)	5,192	9,834
Electrosteel Castings Ltd.	19,481	17,050
Elgi Equipments Ltd.	9,446	62,158
Emami Ltd.	12,238	46,769
Embassy Developments Ltd.(1)	46,984	30,588
Endurance Technologies Ltd.	1,879	56,634
Engineers India Ltd.	20,873	57,310
Entero Healthcare Solutions Ltd.(1)	935	17,773
Epack Durable Ltd.(1)	639	1,255
Epigral Ltd.	721	9,105
EPL Ltd.	8,407	23,106
Equitas Small Finance Bank Ltd.(1)	32,728	25,372
Eris Lifesciences Ltd.	2,738	37,287
Escorts Kubota Ltd.	803	25,239
Ester Industries Ltd.	967	932
Eureka Forbes Ltd.(1)	4,530	20,409
Eveready Industries India Ltd.	1,324	4,584
Everest Kanto Cylinder Ltd.(1)	896	1,010
Excel Industries Ltd.(1)	204	2,239
Exide Industries Ltd.	25,686	118,660
FCS Software Solutions Ltd.(1)	23,160	360
FDC Ltd.	2,700	9,564
Fedbank Financial Services Ltd.(1)	6,354	10,480
Federal-Mogul Goetze India Ltd.(1)	854	5,606
FIEM Industries Ltd.	980	20,925
Filatex India Ltd.	5,605	4,420
Fine Organic Industries Ltd.	439	24,354
Fineotex Chemical Ltd.	13,310	7,096
Fino Payments Bank Ltd.(1)	1,117	1,633
Finolex Cables Ltd.	2,883	37,713
Finolex Industries Ltd.	15,214	25,182
Five-Star Business Finance Ltd.	13,050	73,229
Foods & Inns Ltd.	614	354
Force Motors Ltd.	247	45,370
Fusion Finance Ltd.(1)	6,021	12,647
G R Infraprojects Ltd.	606	5,575
Gabriel India Ltd.	4,440	67,067
Galaxy Surfactants Ltd.	232	5,495
Ganesh Benzoplast Ltd.(1)	1,241	1,501
Ganesh Housing Ltd.	816	6,646
Ganesha Ecosphere Ltd.	1,193	12,786
Garden Reach Shipbuilders & Engineers Ltd.	629	16,925

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Garware Hi-Tech Films Ltd.	458	$34,308
Garware Technical Fibres Ltd.	2,300	19,637
Gateway Distriparks Ltd.	15,461	8,725
Geojit Financial Services Ltd.	1,923	1,681
GHCL Ltd.	3,187	14,650
Gillette India Ltd.	341	26,221
Gland Pharma Ltd.	1,799	54,558
Global Health Ltd.	4,749	73,755
Globus Spirits Ltd.(1)	900	8,662
GM Breweries Ltd.	180	1,656
GMM Pfaudler Ltd.	1,292	14,136
Godawari Power & Ispat Ltd.	13,747	35,142
Godrej Agrovet Ltd.	2,652	17,121
Gokaldas Exports Ltd.(1)	3,519	28,781
Gokul Agro Resources Ltd.(1)	3,176	8,130
Goldiam International Ltd.	2,865	10,470
Goodluck India Ltd.	2,349	11,437
Granules India Ltd.	9,290	80,798
Graphite India Ltd.	3,025	22,300
Great Eastern Shipping Co. Ltd.	6,026	82,309
Greaves Cotton Ltd.	2,225	4,617
Greenpanel Industries Ltd.	1,899	3,119
Grindwell Norton Ltd.	1,920	40,795
GRM Overseas Ltd.(1)	3,912	3,552
Gujarat Alkalies & Chemicals Ltd.	458	3,367
Gujarat Ambuja Exports Ltd.	11,016	20,455
Gujarat Industries Power Co. Ltd.	3,248	6,794
Gujarat Mineral Development Corp. Ltd.	4,495	26,565
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,605	27,758
Gujarat Pipavav Port Ltd.	15,140	26,626
Gujarat State Fertilizers & Chemicals Ltd.	12,590	20,888
Gulf Oil Lubricants India Ltd.	882	10,382
Happiest Minds Technologies Ltd.	3,369	14,373
Happy Forgings Ltd.	137	3,465
Hathway Cable & Datacom Ltd.(1)	25,866	2,887
HBL Engineering Ltd.	7,368	50,797
HealthCare Global Enterprises Ltd.(1)	1,407	10,836
HEG Ltd.	4,678	35,769
HeidelbergCement India Ltd.	2,149	3,552
Heritage Foods Ltd.	2,475	9,387
HFCL Ltd.	51,266	133,996
HG Infra Engineering Ltd.	983	5,056
Hikal Ltd.	1,877	3,966
Himatsingka Seide Ltd.	3,780	2,752
Hindustan Construction Co. Ltd.(1)	118,657	29,628
Hindustan Copper Ltd.	16,472	90,753
Hindustan Oil Exploration Co. Ltd.(1)	4,988	8,489
Hi-Tech Gears Ltd.	215	1,273
HI-Tech Pipes Ltd.	9,731	8,054
HLV Ltd.(1)	8,296	566
Home First Finance Co. India Ltd.	4,474	54,666
Honasa Consumer Ltd.	8,254	41,627
Honeywell Automation India Ltd.	118	44,028

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
HPL Electric & Power Ltd.	1,239	$3,939
Hubtown Ltd.(1)	3,681	7,041
Huhtamaki India Ltd.	2,722	7,506
ICRA Ltd.	140	7,228
IFCI Ltd.(1)	38,935	36,601
IIFL Capital Services Ltd.	7,173	25,372
IIFL Finance Ltd.	24,573	166,691
Imagicaaworld Entertainment Ltd.(1)	3,532	2,085
Indegene Ltd.	4,207	27,009
India Cements Ltd.(1)	6,059	23,564
India Glycols Ltd.	1,612	19,416
India Pesticides Ltd.	527	757
India Shelter Finance Corp. Ltd.	2,276	15,530
Indiabulls Ltd.(1)	23,536	6,481
IndiaMart InterMesh Ltd.	1,510	27,807
Indian Energy Exchange Ltd.	26,048	32,940
Indian Metals & Ferro Alloys Ltd.	706	9,760
Indigo Paints Ltd.(1)	1,620	19,570
IndiGrid Infrastructure Trust	43,622	80,472
Indo Count Industries Ltd.	3,825	18,815
Indo Tech Transformers Ltd.(1)	170	6,598
IndoStar Capital Finance Ltd.(1)	1,793	4,688
Indraprastha Gas Ltd.	35,071	55,394
Indraprastha Medical Corp. Ltd.	2,325	8,857
Ingersoll Rand India Ltd.	240	12,219
Inox Green Energy Services Ltd.(1)	5,904	10,336
INOX India Ltd.	1,213	27,170
Inox Renewable Solutions Ltd.(1)	720	16
Inox Wind Ltd.(1)	25,746	19,007
Insecticides India Ltd.	261	1,675
Intellect Design Arena Ltd.	5,507	39,336
IOL Chemicals & Pharmaceuticals Ltd.	7,545	15,338
ION Exchange India Ltd.	3,433	13,098
Ipca Laboratories Ltd.	8,924	185,043
IRB Infrastructure Developers Ltd.	226,348	45,973
IRCON International Ltd.	18,257	22,838
ISGEC Heavy Engineering Ltd.	730	6,058
ITC Hotels Ltd.	34,249	57,508
J Kumar Infraprojects Ltd.	1,830	9,412
Jai Balaji Industries Ltd.(1)	10,265	7,768
Jai Corp. Ltd.	936	968
Jain Irrigation Systems Ltd.(1)	13,970	4,143
Jaiprakash Power Ventures Ltd.(1)	179,435	30,946
Jammu & Kashmir Bank Ltd.(1)	26,066	40,356
Jamna Auto Industries Ltd.	6,494	8,277
Jana Small Finance Bank Ltd.(1)	3,258	18,373
Jayaswal NECO Industries Ltd.(1)	19,053	19,649
JBM Auto Ltd.(1)	2,195	14,394
JG Chemicals Ltd.(1)	530	3,523
Jindal Drilling & Industries Ltd.(1)	924	6,025
Jindal Poly Films Ltd.	362	2,397
Jindal Saw Ltd.	11,932	38,743
Jindal Worldwide Ltd.(1)	5,494	2,209

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
JK Cement Ltd.	2,143	$115,407
JK Lakshmi Cement Ltd.	3,813	21,254
JK Paper Ltd.	3,944	16,401
JK Tyre & Industries Ltd.	9,384	37,358
JM Financial Ltd.	26,467	35,501
JSW Dulux Ltd.	268	8,906
JTL Industries Ltd.	5,295	4,989
Jubilant Foodworks Ltd.	23,398	121,941
Jubilant Ingrevia Ltd.	4,478	31,744
Jubilant Pharmova Ltd.	4,688	43,413
Juniper Hotels Ltd.(1)	1,091	2,460
Jupiter Life Line Hospitals Ltd.	3,000	9,320
Jupiter Wagons Ltd.(1)	5,808	14,642
Just Dial Ltd.(1)	1,164	8,676
Jyothy Labs Ltd.	7,105	15,163
Jyoti Structures Ltd.(1)	23,061	2,418
Kajaria Ceramics Ltd.	5,456	71,265
Kalpataru Projects International Ltd.	6,072	89,251
Kalyan Jewellers India Ltd.	8,686	54,729
Kalyani Steels Ltd.	881	8,408
Kamdhenu Ltd.	3,390	1,300
Kansai Nerolac Paints Ltd.	10,064	20,357
Karnataka Bank Ltd.	14,437	50,740
Karur Vysya Bank Ltd.	36,671	133,789
Kaveri Seed Co. Ltd.	1,427	11,458
KCP Ltd.	3,234	5,666
KDDL Ltd.	299	12,320
KEC International Ltd.	7,541	32,948
Kellton Tech Solutions Ltd.(1)	6,435	949
Kernex Microsystems India Ltd.(1)	582	10,596
Kfin Technologies Ltd.	6,503	66,173
Kiri Industries Ltd.(1)	2,028	11,295
Kirloskar Brothers Ltd.	1,174	23,425
Kirloskar Ferrous Industries Ltd.	2,031	9,641
Kirloskar Oil Engines Ltd.	5,400	118,945
Kirloskar Pneumatic Co. Ltd.	4,536	34,005
Kitex Garments Ltd.	1,581	2,105
Knowledge Marine & Engineering Works Ltd.(1)	710	21,776
KNR Constructions Ltd.	9,026	11,477
Kolte-Patil Developers Ltd.(1)	551	2,585
Kopran Ltd.	671	1,535
KPI Green Energy Ltd.	4,352	13,905
KPIT Technologies Ltd.	7,147	43,872
KPR Mill Ltd.	6,848	84,611
KRBL Ltd.	3,751	16,625
Krishna Institute of Medical Sciences Ltd.(1)	11,815	93,710
Krsnaa Diagnostics Ltd.	691	4,018
LA Opala RG Ltd.	827	1,507
Latent View Analytics Ltd.(1)	2,774	7,849
Laxmi Organic Industries Ltd.	3,209	5,605
Lemon Tree Hotels Ltd.(1)	29,369	32,743
LG Balakrishnan & Bros Ltd.	1,204	21,380
LIC Housing Finance Ltd.	20,149	113,840

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Likhitha Infrastructure Ltd.(1)	504	$1,096
Lincoln Pharmaceuticals Ltd.	377	2,403
Lloyds Engineering Works Ltd.	36,555	33,126
Lloyds Enterprises Ltd.	16,804	12,751
LMW Ltd.	182	36,246
LT Foods Ltd.	8,875	41,597
Lumax Auto Technologies Ltd.	1,910	41,700
Lumax Industries Ltd.	159	10,399
LUX Industries Ltd.	112	1,422
Mahanagar Gas Ltd.	2,899	32,544
Maharashtra Scooters Ltd.	181	25,976
Maharashtra Seamless Ltd.(1)	2,169	15,095
Mahindra Logistics Ltd.	2,800	11,497
Maithan Alloys Ltd.	453	4,644
Man Industries India Ltd.(1)	777	6,133
Man Infraconstruction Ltd.	5,301	6,818
Manali Petrochemicals Ltd.	1,877	1,610
Manappuram Finance Ltd.	35,648	127,167
Mangalam Cement Ltd.	1,278	14,369
Marksans Pharma Ltd.	14,015	47,292
MAS Financial Services Ltd.	1,269	4,058
Mayur Uniquoters Ltd.	478	3,762
Medi Assist Healthcare Services Ltd.(1)	2,981	10,309
Medplus Health Services Ltd.(1)	4,528	31,964
Meghmani Organics Ltd.(1)	7,778	5,215
Metropolis Healthcare Ltd.	6,320	38,613
Minda Corp. Ltd.	4,257	31,846
Mishra Dhatu Nigam Ltd.	3,006	13,058
MM Forgings Ltd.	1,679	11,456
MOIL Ltd.	3,859	10,026
Mold-Tek Packaging Ltd.	705	5,254
Morepen Laboratories Ltd.(1)	17,326	19,484
Motherson Sumi Wiring India Ltd.	165,827	64,073
Mphasis Ltd.	288	7,330
MPS Ltd.(1)	402	11,323
Mrs Bectors Food Specialities Ltd.	9,505	22,622
MSP Steel & Power Ltd.(1)	7,229	2,692
Muthoot Microfin Ltd.(1)	1,664	3,559
Narayana Hrudayalaya Ltd.	4,190	83,899
Natco Pharma Ltd.	5,230	46,185
National Fertilizers Ltd.	4,510	3,329
National Securities Depository Ltd.	4,188	35,688
Nava Ltd.	10,624	63,324
Navin Fluorine International Ltd.	1,023	93,112
Nazara Technologies Ltd.(1)	4,064	15,905
NBCC India Ltd.	41,780	37,748
NCC Ltd.	22,051	34,321
NDR Auto Components Ltd.	389	3,002
Nectar Lifesciences Ltd.(1)	2,214	292
NELCO Ltd.	721	7,202
NESCO Ltd.	1,296	14,157
Netweb Technologies India Ltd.	489	26,601
Network18 Media & Investments Ltd.(1)	32,502	9,287

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Neuland Laboratories Ltd.	491	$118,622
Newgen Software Technologies Ltd.	3,491	19,354
NIIT Learning Systems Ltd.	2,891	6,885
NIIT Ltd.	1,763	1,874
Nilkamal Ltd.	346	7,289
NLC India Ltd.	23,269	65,294
NMDC Steel Ltd.(1)	43,015	20,843
NOCIL Ltd.	2,999	5,392
Northern Arc Capital Ltd.(1)	4,581	14,979
NRB Bearings Ltd.	2,816	13,999
Nuvama Wealth Management Ltd.	2,152	39,607
Nuvoco Vistas Corp. Ltd.(1)	5,737	19,193
Onesource Specialty Pharma Ltd.(1)	871	13,886
OnMobile Global Ltd.(1)	1,009	534
Orchid Pharma Ltd.(1)	931	9,490
Orient Cement Ltd.	1,493	2,029
Orient Electric Ltd.	3,669	6,922
Orient Green Power Co. Ltd.(1)	24,687	2,381
Orient Paper & Industries Ltd.(1)	2,555	452
Oriental Hotels Ltd.	1,543	2,250
Page Industries Ltd.	253	95,065
Paisalo Digital Ltd.	21,963	15,503
Pakka Ltd.(1)	870	696
Panacea Biotec Ltd.(1)	731	2,968
Panama Petrochem Ltd.	688	3,403
Paradeep Phosphates Ltd.(1)	35,322	59,255
Parag Milk Foods Ltd.	4,303	11,483
Paramount Communications Ltd.(1)	2,276	1,559
Patel Engineering Ltd.(1)	23,854	7,012
PC Jeweller Ltd.(1)	145,793	16,803
PCBL Chemical Ltd.	9,938	33,047
Pearl Global Industries Ltd.	901	23,279
Pennar Industries Ltd.(1)	4,290	7,474
Petronet LNG Ltd.	8,595	27,087
PI Industries Ltd.	193	4,802
Piramal Pharma Ltd.(1)	35,245	79,269
Pitti Engineering Ltd.	354	4,108
PIX Transmissions Ltd.	257	4,904
PNB Gilts Ltd.	1,887	1,524
PNB Housing Finance Ltd.	19,030	229,353
PNC Infratech Ltd.	8,456	16,693
Pokarna Ltd.	506	4,536
Poly Medicure Ltd.	1,482	27,366
Polyplex Corp. Ltd.	796	9,879
Pondy Oxides & Chemicals Ltd.	2,165	11,248
Poonawalla Fincorp Ltd.(1)	5,051	24,578
Power Mech Projects Ltd.	579	15,299
Praj Industries Ltd.	4,138	14,940
Prakash Industries Ltd.	4,574	6,113
Prataap Snacks Ltd.(1)	506	6,095
Precision Wires India Ltd.	2,250	11,933
Premier Explosives Ltd.	1,708	11,871
Pricol Ltd.	4,443	37,469

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Prince Pipes & Fittings Ltd.	1,157	$3,570
Prism Johnson Ltd.(1)	2,745	3,205
Privi Speciality Chemicals Ltd.	509	18,562
Procter & Gamble Health Ltd.	465	28,143
Protean eGov Technologies Ltd.	731	3,994
Prudent Corporate Advisory Services Ltd.	1,141	43,984
PSP Projects Ltd.(1)	828	7,617
PTC India Ltd.	13,848	21,925
Puravankara Ltd.(1)	1,562	3,491
PVR Inox Ltd.(1)	4,125	52,288
Quess Corp. Ltd.	4,473	17,911
Quick Heal Technologies Ltd.(1)	470	675
R Systems International Ltd.	1,819	4,683
Raghav Productivity Enhancers Ltd.	749	13,924
Railtel Corp. of India Ltd.	5,603	16,197
Rain Industries Ltd.	2,362	4,839
Rainbow Children's Medicare Ltd.	3,182	47,220
Rajesh Exports Ltd.(1)	4,249	3,379
Rajratan Global Wire Ltd.	1,469	7,651
Rallis India Ltd.	5,797	12,608
Ram Ratna Wires Ltd.	782	4,627
Rama Steel Tubes Ltd.(1)	41,114	1,868
Ramco Cements Ltd.	5,795	53,512
Ramkrishna Forgings Ltd.	4,870	38,005
Ramky Infrastructure Ltd.(1)	507	1,869
Rashtriya Chemicals & Fertilizers Ltd.	6,659	7,931
Ratnamani Metals & Tubes Ltd.	1,428	39,735
Ratnaveer Precision Engineering Ltd.(1)	2,426	7,800
RattanIndia Power Ltd.(1)	148,916	11,721
Raymond Lifestyle Ltd.	924	6,422
Raymond Ltd.(1)	1,155	7,654
RBL Bank Ltd.	46,940	187,288
Redington Ltd.	52,995	199,105
Refex Industries Ltd.	3,818	11,315
Relaxo Footwears Ltd.(1)	2,127	7,981
Reliance Industrial Infrastructure Ltd.	650	5,126
Reliance Infrastructure Ltd.(1)	15,134	9,435
Reliance Power Ltd.(1)	172,962	40,047
Religare Enterprises Ltd.(1)	4,703	11,970
Repco Home Finance Ltd.	2,185	8,325
Restaurant Brands Asia Ltd.(1)	36,576	37,681
Rhi Magnesita India Ltd.	3,495	13,627
Rico Auto Industries Ltd.	1,835	2,496
RITES Ltd.	6,666	15,268
Rolex Rings Ltd.(1)	7,772	14,720
Rossari Biotech Ltd.	1,042	5,305
Roto Pumps Ltd.(1)	1,242	819
Route Mobile Ltd.	445	2,333
RPG Life Sciences Ltd.	266	7,334
RR Kabel Ltd.	1,858	57,086
Rupa & Co. Ltd.(1)	419	649
Saksoft Ltd.	1,704	2,775
Salzer Electronics Ltd.	381	2,183

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
SAMHI Hotels Ltd.(1)	8,319	$13,627
Sammaan Capital Ltd.(1)	32,887	50,485
Sandhar Technologies Ltd.	522	3,577
Sandur Manganese & Iron Ores Ltd.	5,871	12,457
Sanghvi Movers Ltd.	2,997	14,380
Sanofi India Ltd.	443	14,525
Sansera Engineering Ltd.	2,502	105,418
Sapphire Foods India Ltd.(1)	13,397	32,942
Sarda Energy & Minerals Ltd.	5,572	29,169
Satia Industries Ltd.	661	395
Satin Creditcare Network Ltd.(1)	1,324	3,113
Savita Oil Technologies Ltd.	484	3,498
SBFC Finance Ltd.(1)	23,214	24,075
Schneider Electric Infrastructure Ltd.(1)	2,263	28,914
Senco Gold Ltd.	3,160	11,555
SEPC Ltd.(1)	6,775	386
SG Finserve Ltd.(1)	1,697	12,263
SH Kelkar & Co. Ltd.	2,723	4,329
Shaily Engineering Plastics Ltd.	997	34,221
Shakti Pumps India Ltd.	2,263	11,544
Shalby Ltd.(1)	515	839
Shalimar Paints Ltd.(1)	1,215	1,031
Shankara Building Products Ltd.(1)	613	941
Shankara Buildpro Ltd.	613	8,061
Sharda Cropchem Ltd.	1,519	12,212
Sharda Motor Industries Ltd.(1)	1,032	9,564
Share India Securities Ltd.	2,494	4,522
Sheela Foam Ltd.	2,744	18,460
Shilpa Medicare Ltd.	6,225	62,052
Shipping Corp. of India Ltd.	6,114	18,574
Shivalik Bimetal Controls Ltd.	1,623	18,209
Shivalik Rasayan Ltd.	318	1,076
Shriram Properties Ltd.(1)	5,439	4,394
Shyam Metalics & Energy Ltd.	3,565	40,904
Sigachi Industries Ltd.	5,297	1,814
Sindhu Trade Links Ltd.(1)	12,323	3,230
SJS Enterprises Ltd.	1,319	34,440
SJVN Ltd.	30,863	20,956
SKF India Ltd.	900	14,707
Skipper Ltd.	2,182	12,385
SMS Pharmaceuticals Ltd.	819	3,197
Snowman Logistics Ltd.	1,961	767
Sobha Ltd.	2,878	37,947
Solara Active Pharma Sciences Ltd.(1)	760	5,050
Som Distilleries & Breweries Ltd.(1)	8,249	6,289
Somany Ceramics Ltd.	386	2,257
Sona Blw Precision Forgings Ltd.	29,465	251,356
South Indian Bank Ltd.	74,245	35,548
Southern Petrochemical Industries Corp. Ltd.	5,821	4,134
SP Apparels Ltd.(1)	700	7,705
Spandana Sphoorty Financial Ltd.(1)	486	1,229
Spandana Sphoorty Financial Ltd.(1)	118	297
SPR Auto Technologies Ltd.	822	39,834

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Star Cement Ltd.	5,261	$10,201
Star Health & Allied Insurance Co. Ltd.(1)	14,130	84,181
Steel Strips Wheels Ltd.	2,693	8,626
Sterlite Technologies Ltd.(1)	16,139	123,695
STL Networks Ltd.(1)	13,510	3,992
Stove Kraft Ltd.	1,002	8,943
Strides Pharma Science Ltd.	2,992	32,216
Subros Ltd.	1,139	8,581
Sudarshan Chemical Industries Ltd.	2,608	34,698
Sula Vineyards Ltd.	1,549	2,393
Sumitomo Chemical India Ltd.	7,531	40,905
Sundram Fasteners Ltd.	6,822	86,270
Sundrop Brands Ltd.(1)	157	1,088
Sunflag Iron & Steel Co. Ltd.	1,837	6,556
Sunteck Realty Ltd.	2,987	9,492
Suprajit Engineering Ltd.	3,528	18,673
Supreme Petrochem Ltd.	2,011	15,397
Supriya Lifescience Ltd.	1,168	9,791
Surya Roshni Ltd.	4,193	9,666
Suryoday Small Finance Bank Ltd.	4,638	7,530
Swan Corp. Ltd.	4,941	15,192
Swaraj Engines Ltd.	300	11,239
Swelect Energy Systems Ltd.	195	1,203
Syngene International Ltd.	12,123	51,021
TAJGVK Hotels & Resorts Ltd.	483	1,702
Talbros Automotive Components Ltd.	756	3,266
Tamil Nadu Newsprint & Papers Ltd.	904	1,336
Tamilnad Mercantile Bank Ltd.	8,121	79,508
Tamilnadu Petroproducts Ltd.	2,804	3,551
Tanla Platforms Ltd.	3,658	20,327
TARC Ltd.(1)	278	345
Tasty Bite Eatables Ltd.	18	1,915
Tata Chemicals Ltd.	6,027	40,670
Tata Elxsi Ltd.	1,591	59,725
Tata Investment Corp. Ltd.	8,662	58,359
Tata Technologies Ltd.	9,287	80,969
Tatva Chintan Pharma Chem Pvt Ltd.	472	8,052
Tbo Tek Ltd.(1)	1,999	36,581
TCI Express Ltd.	183	1,052
TCPL Packaging Ltd.	221	9,070
TD Power Systems Ltd.	9,482	77,279
TeamLease Services Ltd.(1)	304	4,096
Techno Electric & Engineering Co. Ltd.	3,257	33,528
Tega Industries Ltd.	875	14,567
Tejas Networks Ltd.(1)	2,404	14,116
Texmaco Infrastructure & Holdings Ltd.	1,238	1,445
Texmaco Rail & Engineering Ltd.	10,886	12,447
Thanga Mayil Jewellery Ltd.	744	42,253
Thermax Ltd.	387	15,850
Thirumalai Chemicals Ltd.(1)	2,565	4,306
Thomas Cook India Ltd.	9,417	10,655
Thyrocare Technologies Ltd.	3,486	22,153
Tilaknagar Industries Ltd.	7,930	46,688

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Time Technoplast Ltd.	11,626	$22,828
Timken India Ltd.	2,213	73,147
Tips Music Ltd.	2,152	14,537
Titagarh Rail System Ltd.	4,701	40,349
Torrent Pharmaceuticals Ltd.	2,938	156,388
Tourism Finance Corp. of India Ltd.	25,540	37,478
Transformers & Rectifiers India Ltd.(1)	301	989
Transrail Lighting Ltd.	1,462	6,713
Trident Ltd.	70,492	17,861
Triveni Engineering & Industries Ltd.	4,030	12,506
Triveni Power Transmission Ltd.(1)	1,343	7,632
Trualt Bioenergy Ltd.(1)	1,638	7,393
TSF Investments Ltd.	5,861	24,675
TTK Prestige Ltd.	1,731	10,620
TVS Supply Chain Solutions Ltd.(1)	5,275	7,031
Uflex Ltd.	1,474	10,035
Ugro Capital Ltd.(1)	2,651	2,422
Ujjivan Small Finance Bank Ltd.(1)	56,845	41,208
Uniparts India Ltd.	1,125	10,546
United Foodbrands Ltd.(1)	1,520	11,596
Updater Services Ltd.	643	1,515
Usha Martin Ltd.	10,036	52,531
UTI Asset Management Co. Ltd.	2,983	27,244
Utkarsh Small Finance Bank Ltd.(1)	14,882	2,351
Uttam Sugar Mills Ltd.	242	792
VA Tech Wabag Ltd.	2,804	58,159
Vadilal Industries Ltd.	151	12,169
Vaibhav Global Ltd.	2,732	6,275
Valor Estate Ltd.(1)	9,594	10,443
Vardhman Textiles Ltd.	5,454	32,740
Varroc Engineering Ltd.	3,126	28,291
Vascon Engineers Ltd.(1)	2,415	770
Vedant Fashions Ltd.(1)	3,805	21,782
Veedol Corp. Ltd.	161	2,490
Venky's India Ltd.(1)	211	3,772
Venus Remedies Ltd.	547	9,578
V-Guard Industries Ltd.	10,903	39,621
Vijaya Diagnostic Centre Ltd.(1)	3,304	52,643
Vimta Labs Ltd.	886	5,979
Vinati Organics Ltd.	1,577	22,013
VIP Industries Ltd.(1)	3,594	11,556
Visaka Industries Ltd.	1,013	941
Vishnu Chemicals Ltd.	1,063	7,271
V-Mart Retail Ltd.	1,982	17,638
Voltamp Transformers Ltd.	404	46,223
Voltas Ltd.	8,662	108,564
VRL Logistics Ltd.	3,958	12,594
VST Tillers Tractors Ltd.	247	11,300
Waaree Renewable Technologies Ltd.(1)	1,595	14,600
Welspun Corp. Ltd.	6,329	158,756
Welspun Enterprises Ltd.	2,770	19,916
Welspun Living Ltd.	18,106	37,225
West Coast Paper Mills Ltd.	1,011	6,491

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Westlife Foodworld Ltd.	3,464	$20,788
Wework India Management Ltd.(1)	3,046	21,892
Wheels India Ltd.	678	11,016
Whirlpool of India Ltd.	2,363	19,921
Windlas Biotech Ltd.	442	4,615
Wockhardt Ltd.(1)	2,285	45,198
Wonderla Holidays Ltd.	479	2,701
Xchanging Solutions Ltd.	783	500
Yasho Industries Ltd.	221	9,761
Yatharth Hospital & Trauma Care Services Ltd., Class C	2,155	22,671
Zaggle Prepaid Ocean Services Ltd.(1)	2,545	4,924
Zee Entertainment Enterprises Ltd.(1)	50,458	49,524
Zen Technologies Ltd.	886	16,533
Zensar Technologies Ltd.	6,384	30,829
ZF Commercial Vehicle Control Systems India Ltd.	2,952	78,606
Zuari Agro Chemicals Ltd.(1)	394	956
Zuari Industries Ltd.	535	1,525
		17,993,844
Indonesia — 1.0%
ABM Investama Tbk. PT	75,400	11,579
Adhi Karya Persero Tbk. PT(1)	336,900	2,529
AKR Corporindo Tbk. PT	916,000	75,223
Aspirasi Hidup Indonesia Tbk. PT	972,800	19,539
Astrindo Nusantara Infrastructure Tbk. PT(1)	1,328,200	11,052
Asuransi Tugu Pratama Indonesia Tbk. PT	188,800	14,585
Bank BTPN Syariah Tbk. PT	283,300	15,748
Bank Tabungan Negara Persero Tbk. PT(1)	680,500	47,580
BFI Finance Indonesia Tbk. PT	810,200	42,500
Blue Bird Tbk. PT	58,700	5,404
Bukalapak.com Tbk. PT(1)	4,756,200	28,169
Bukit Asam Persero Tbk. PT	78,700	11,374
Buma Internasional Grup Tbk. PT(1)	712,200	9,486
Bumi Serpong Damai Tbk. PT(1)	609,600	22,354
Ciputra Development Tbk. PT	969,900	35,027
Darma Henwa Tbk. PT	99,300	2,461
Dayamitra Telekomunikasi PT	241,800	6,386
Dharma Satya Nusantara Tbk. PT	628,100	56,718
Elang Mahkota Teknologi Tbk. PT	95,000	2,758
Elnusa Tbk. PT	477,500	19,388
Energi Mega Persada Tbk. PT(1)	1,537,700	113,627
Erajaya Swasembada Tbk. PT	117,400	3,272
ESSA Industries Indonesia Tbk. PT	912,500	33,437
Gajah Tunggal Tbk. PT	291,500	22,929
Global Mediacom Tbk. PT(1)	874,000	5,572
Hartadinata Abadi PT	7,600	946
Harum Energy Tbk. PT(1)	339,200	17,698
Hillcon Tbk. PT(1)	123,600	112
Indika Energy Tbk. PT	155,200	24,225
Indo Tambangraya Megah Tbk. PT	40,100	58,971
Indocement Tunggal Prakarsa Tbk. PT	2,000	623
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,006,000	19,992
Japfa Comfeed Indonesia Tbk. PT	667,500	82,876
Jasa Marga Persero Tbk. PT	126,300	21,090

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kalbe Farma Tbk. PT	85,200	$3,770
Kawasan Industri Jababeka Tbk. PT	1,866,900	22,728
Map Aktif Adiperkasa PT	1,101,900	44,773
Mark Dynamics Indonesia Tbk. PT	68,600	4,142
MDS Retailing Tbk. PT	58,600	5,294
Medco Energi Internasional Tbk. PT	110,600	8,763
Media Nusantara Citra Tbk. PT(1)	774,500	8,738
Mitra Pinasthika Mustika Tbk. PT	180,600	10,346
Pabrik Kertas Tjiwi Kimia Tbk. PT	28,200	12,714
Pakuwon Jati Tbk. PT	94,700	1,496
Panin Financial Tbk. PT(1)	1,077,000	13,603
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	391,300	32,798
PP Persero Tbk. PT(1)	333,400	3,706
Prodia Widyahusada Tbk. PT	26,100	3,856
PT TIMAH Persero Tbk	334,800	76,171
Raharja Energi Cepu PT	10,300	2,443
Rukun Raharja Tbk. PT	682,400	30,805
Sarana Menara Nusantara Tbk. PT	1,805,000	46,224
Sariguna Primatirta Tbk. PT	689,800	15,886
Sawit Sumbermas Sarana Tbk. PT	401,700	20,968
Selamat Sempurna Tbk. PT	320,700	31,061
Semen Indonesia Persero Tbk. PT	40,300	3,364
Sumber Tani Agung Resources Tbk. PT	209,200	14,230
Summarecon Agung Tbk. PT	1,156,300	20,489
Surya Citra Media Tbk. PT	1,049,100	11,824
Surya Semesta Internusa Tbk. PT	179,700	19,658
Transcoal Pacific Tbk. PT	15,000	1,872
Wintermar Offshore Marine Tbk. PT	348,789	10,827
		1,327,779
Kuwait — 0.7%
A'ayan Leasing & Investment Co. KSCP	43,045	39,411
A'ayan Real Estate Co. SAK	56,491	34,896
Acico Industries Co. KSC(1)	15,007	29,283
Agility Public Warehousing Co. KSCC	101,830	50,417
Ali Alghanim Sons Automotive Co. KSCC	9,861	29,677
Arkan Al-Kuwait Real Estate Co. KSC	6,862	7,602
Boubyan Petrochemicals Co. KSCP	23,557	55,602
Boursa Kuwait Securities Co. KPSC	6,467	61,520
Combined Group Contracting Co. SAK	4,319	12,730
Commercial Real Estate Co. KSC	94,117	56,965
Digitus Group for Digital Infrastructure Data Centers & Communications KSCP(1)	2,484	15,310
First Investment Co. KSCP(1)	21,770	9,436
Gulf Cables & Electrical Industries Group Co. KSCP	5,401	30,048
Heavy Engineering & Ship Building Co. KSCP	5,331	10,888
Humansoft Holding Co. KSC	4,310	32,622
Integrated Holding Co. KCSC	5,268	6,781
Jazeera Airways Co. KSCP	3,307	18,251
KAMCO Investment Co. KSC	20,882	13,786
Kuwait International Bank KSCP	58,423	47,623
Kuwait Telecommunications Co.	24,184	47,654
Mezzan Holding Co. KSCC	7,140	26,765
National Cleaning Co. SAK	8,478	7,928
National Industries Co. KSC	5,097	4,570

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
National Industries Group Holding SAK	112,288	$86,836
National Investments Co. KSCP	32,275	28,720
National Real Estate Co. KPSC(1)	29,674	13,160
Noor Financial Investment Co. KSC	6,636	10,735
Oula Fuel Marketing Co.	14,009	15,232
Rasiyat Holding Co.	16,623	38,197
Salhia Real Estate Co. KSCP	38,602	46,990
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	36,461	16,514
Specialities Group Holding Co. KSCC, Class C	10,782	9,208
United Real Estate Co. SAKP(1)	42,149	35,723
		951,080
Malaysia — 1.6%
Aeon Co. M Bhd.	46,600	11,789
AirAsia Group Bhd.(1)	37,900	7,415
Alliance Bank Malaysia Bhd.	53,411	65,228
Ancom Nylex Bhd.	18,761	4,122
Astro Malaysia Holdings Bhd.(1)	30,300	451
Bank Islam Malaysia Bhd.	29,100	15,168
Berjaya Corp. Bhd.(1)	288,900	17,942
Berjaya Food Bhd.(1)	18,685	788
Bermaz Auto Bhd.	37,400	8,490
Bumi Armada Bhd.	305,800	25,953
Bursa Malaysia Bhd.	27,800	59,559
Cahya Mata Sarawak Bhd.	64,900	16,006
Carlsberg Brewery Malaysia Bhd.	6,400	22,818
CCK Consolidated Holdings Bhd.	11,400	2,619
CTOS Digital Bhd.	187,500	30,698
Cypark Resources Bhd.(1)	64,400	11,089
D&O Green Technologies Bhd.(1)	25,800	2,524
Dagang NeXchange Bhd.(1)	133,200	16,008
Dayang Enterprise Holdings Bhd.	45,100	15,950
Dufu Technology Corp. Bhd.	15,500	10,297
DXN Holdings Bhd.	31,600	3,606
Eco World Development Group Bhd.	20,500	10,259
ECO-Shop Marketing Bhd.	45,400	16,325
EG Industries Bhd.	105,600	51,113
Ekovest Bhd.(1)	94,900	4,243
Farm Fresh Bhd.	93,500	47,333
Frontken Corp. Bhd.	60,300	76,086
Gas Malaysia Bhd.	8,200	10,161
Genting Bhd.	70,300	35,929
Globetronics Technology Bhd.(1)	27,500	1,769
Greatech Technology Bhd.(1)	88,800	56,994
Guan Chong Bhd.	25,800	8,953
Heineken Malaysia Bhd.	10,200	40,550
Hextar Global Bhd.	149,940	29,800
Hiap Teck Venture Bhd.	45,800	2,959
Hibiscus Petroleum Bhd.	70,300	36,002
IJM Corp. Bhd.(2)	158,800	111,056
Iskandar Waterfront City Bhd.(1)	34,900	1,898
ITMAX SYSTEM Bhd.	56,200	60,639
Jaya Tiasa Holdings Bhd.	80,600	22,024
Johor Plantations Group Bhd.	98,000	46,735

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kelington Group Bhd.	118,100	$269,033
Kossan Rubber Industries Bhd.	134,000	36,584
KSL Holdings Bhd.	11,100	7,919
LBS Bina Group Bhd.	37,900	3,754
Leong Hup International Bhd.	26,700	5,168
Mah Sing Group Bhd.	80,800	23,611
Malakoff Corp. Bhd.	196,700	38,819
Malaysia Smelting Corp. Bhd.	19,400	8,295
Malaysian Pacific Industries Bhd.	6,900	71,076
Malaysian Resources Corp. Bhd.	178,600	13,730
Matrix Concepts Holdings Bhd.	119,600	35,897
MBSB Bhd.	46,300	6,951
Mega First Corp. Bhd.	47,700	33,152
MSM Malaysia Holdings Bhd.(1)	20,000	3,500
Naim Holdings Bhd.(1)	7,100	1,321
Pecca Group Bhd.	30,000	9,754
Pentamaster Corp. Bhd.(1)	29,300	37,961
Perak Transit Bhd.	91,800	4,556
Ranhill Utilities Bhd.(1)	71,222	44,318
RGB International Bhd.	48,400	2,455
Sam Engineering & Equipment M Bhd.	12,600	14,141
Sime Darby Property Bhd.	93,300	30,498
SKP Resources Bhd.	18,100	1,279
Southern Cable Group Bhd.	61,500	38,474
SP Setia Bhd. Group	87,500	17,883
Sunway Construction Group Bhd.	29,900	60,760
Supermax Corp. Bhd.(1)	256,600	20,716
Swift Haulage Bhd.	12,900	1,217
Top Glove Corp. Bhd.	392,800	64,365
UEM Sunrise Bhd.	166,300	24,730
Unisem M Bhd.	23,000	25,344
UWC Bhd.(1)	25,000	42,628
Velesto Energy Bhd.	637,800	38,888
VS Industry Bhd.	272,361	15,168
VSTECS Bhd.	23,700	9,966
WAVEFRONT Bhd.(1)	17,100	572
WCT Holdings Bhd.(1)	58,000	5,603
Yinson Holdings Bhd.	54,200	28,939
Zetrix Ai Bhd.(2)	405,300	29,630
		2,148,003
Mexico — 1.7%
Alpek SAB de CV(1)	303,531	228,053
Alsea SAB de CV(2)	54,854	133,743
Banco del Bajio SA	66,310	224,799
Bolsa Mexicana de Valores SAB de CV	33,473	76,590
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	15,115	98,852
Corp. Inmobiliaria Vesta SAB de CV	57,246	197,304
Genomma Lab Internacional SAB de CV, Class B	22,944	17,779
Gentera SAB de CV(2)	95,816	229,217
Grupo Televisa SAB, ADR(1)	66,108	181,797
Grupo Traxion SAB de CV(1)(2)	19,630	13,259
La Comer SAB de CV(2)	78,733	148,234
Megacable Holdings SAB de CV	97,917	299,343

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Nemak SAB de CV(1)	95,281	$17,042
Ollamani SAB(1)(2)	4,964	20,882
Orbia Advance Corp. SAB de CV(1)	59,648	74,611
Regional SAB de CV	31,281	259,447
		2,220,952
Philippines — 0.4%
Alliance Global Group, Inc.	114,000	16,491
Apex Mining Co., Inc.	146,700	37,564
Converge Information & Communications Technology Solutions, Inc.	255,400	37,272
DigiPlus Interactive Corp.	351,600	56,261
Manila Water Co., Inc.	184,100	102,784
OceanaGold Philippines, Inc.	40,800	23,313
Philippine National Bank	5,070	5,698
Puregold Price Club, Inc.	158,900	104,737
Robinsons Land Corp.	248,200	67,779
Synergy Grid & Development Phils, Inc.	83,200	34,798
Wilcon Depot, Inc.	192,500	18,206
		504,903
Poland — 1.3%
Alior Bank SA	9,253	327,908
AmRest Holdings SE(2)	5,646	16,072
Auto Partner SA	3,206	27,528
Bank Handlowy w Warszawie SA	3,518	111,562
Cyfrowy Polsat SA(1)	10,150	43,331
Diagnostyka SA	940	42,511
Enea SA	16,515	86,985
Eurocash SA(1)	3,183	4,627
Grupa Azoty SA(1)	268	1,665
Grupa Kety SA	768	259,586
Jastrzebska Spolka Weglowa SA(1)(2)	5,795	51,456
KRUK SA	1,672	179,254
Modivo SA(1)(2)	2,726	63,414
Orange Polska SA	56,371	206,873
Text SA	1,186	13,584
XTB SA	5,588	276,377
		1,712,733
Qatar — 0.5%
Baladna(1)	108,475	37,504
Barwa Real Estate Co.	260,632	165,373
Doha Bank QPSC	289,510	209,113
Gulf International Services QSC	84,194	40,465
Mannai Corp. QSC	17,238	24,383
Mazaya Real Estate Development QPSC(1)	97,062	14,818
Medicare Group	19,768	29,329
Qatar Islamic Insurance Group	6,933	14,987
Qatar Navigation QSC	4,856	13,985
United Development Co. QSC	148,108	32,670
Vodafone Qatar PQSC	193,885	138,697
		721,324
Saudi Arabia — 2.4%
Abdullah Al Othaim Markets Co.	38,597	51,013
Abdullah Saad Mohammed Abo Moati Stationaries Co.	725	8,191
Advanced Petrochemical Co.(1)	11,117	70,646

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Al Babtain Power & Telecommunication Co.	2,913	$47,928
Al Hammadi Holding	6,282	42,072
Al Hassan Ghazi Ibrahim Shaker Co.(1)	2,556	8,120
Al Jouf Agricultural Development Co.	1,240	13,096
Al Khaleej Training & Education Co.(1)	1,935	7,528
Al Majed for Oud Co.	805	26,316
Al Masane Al Kobra Mining Co.	3,357	74,073
Al Moammar Information Systems Co.	630	48,759
Alamar Foods	925	10,378
Al-Dawaa Medical Services Co.	2,152	21,889
Al-Etihad Cooperative Insurance Co.(1)	3,529	7,578
AlKhorayef Water & Power Technologies Co.	1,472	38,425
Almawarid Manpower Co.	1,064	29,854
Almunajem Foods Co.	987	16,167
Alujain Corp.	1,754	12,724
Amlak International Finance Co.	4,230	9,850
Arabian Cement Co.	4,782	27,356
Arabian Centres Co.	16,417	70,629
Arabian Co. for Agricultural & Industrial Investment(1)	1,200	7,339
Arabian Drilling Co.(1)	2,824	71,848
Arabian Mills for Food Products Co.	1,449	16,253
Arabian Pipes Co.	12,765	18,067
Arriyadh Development Co.	4,975	20,924
Ayyan Investment Co.(1)	3,405	8,628
BAAN Holding Group Co.(1)	25,856	14,072
Baazeem Trading Co.	4,982	7,277
Bawan Co.(1)	2,432	24,399
BinDawood Holding Co.	18,797	23,558
Catrion Catering Holding Co.	3,582	68,445
Chubb Arabia Cooperative Insurance Co.(1)	1,490	7,209
City Cement Co.	6,769	18,338
Derayah Financial Co.	4,289	25,624
East Pipes Integrated Co. for Industry	1,457	76,545
Eastern Province Cement Co.	3,733	25,091
Emaar Economic City(1)	7,960	21,005
Etihad GO Telecom Co.	1,570	36,623
flynas Co. SJSC(1)	4,461	59,160
Fourth Milling Co.	32,431	34,775
Gulf Insurance Group	1,783	15,253
Jahez International Co.(1)	7,848	27,567
Knowledge Economic City Co.(1)	4,669	24,134
Leejam Sports Co. JSC	2,002	41,867
Lumi Rental Co.(1)	911	6,800
Maharah Human Resources Co.	26,513	32,950
Middle East Healthcare Co.	3,460	30,117
Middle East Paper Co.(1)	2,152	10,960
Mobile Telecommunications Co. Saudi Arabia	23,584	64,937
Modern Mills Co.	1,610	12,130
National Agriculture Development Co.(1)	11,240	45,803
National Co. for Glass Industries	1,373	14,087
National Gas & Industrialization Co.	3,564	60,039
National Industrialization Co.(1)	31,430	75,166
Power & Water Utility Co. for Jubail & Yanbu	5,968	71,723

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Qassim Cement Co.	4,593	$55,477
Rasan Information Technology Co.(1)	2,414	87,844
Riyadh Cement Co.	4,210	26,041
Saudi Arabian Amiantit Co.(1)	5,234	18,188
Saudi Automotive Services Co.(1)	2,553	28,665
Saudi Cement Co.	5,722	43,370
Saudi Ceramic Co.	3,016	20,485
Saudi Chemical Co. Holding	30,724	64,172
Saudi Co. For Hardware CJSC	1,694	9,423
Saudi Ground Services Co.	6,378	46,345
Saudi Industrial Investment Group	27,482	91,141
Saudi Kayan Petrochemical Co.(1)	64,421	89,989
Saudi Manpower Solutions Co.	8,025	12,394
Saudi Paper Manufacturing Co.	1,673	29,231
Saudi Pharmaceutical Industries & Medical Appliances Corp.	5,296	42,481
Saudi Printing & Packaging Co.(1)	3,477	7,557
Saudi Public Transport Co.(1)	5,799	18,397
Saudi Real Estate Co.(1)	11,866	48,791
Saudi Reinsurance Co.(1)	6,958	48,414
Saudia Dairy & Foodstuff Co.	1,333	72,324
Savola Group	15,441	107,119
Seera Group Holding(1)	11,571	68,029
SHL Finance Co.	2,603	9,938
Southern Province Cement Co.	3,522	18,370
Specialized Medical Co.	5,063	22,156
Sport Clubs Co.(1)	2,644	5,745
Sustained Infrastructure Holding Co.	4,003	42,826
Tamkeen Human Resources Co.	1,461	18,883
Tanmiah Food Co.(1)	526	8,794
Theeb Rent A Car Co.	2,526	14,174
United Carton Industries Co.	2,767	20,174
United Electronics Co.	3,234	55,990
United International Holding Co.(1)	1,676	13,218
United International Transportation Co.	3,986	33,651
Walaa Cooperative Insurance Co.(1)	7,791	23,064
Wataniya Insurance Co.(1)	2,357	9,308
Yamama Cement Co.	6,911	42,839
Yanbu Cement Co.	7,306	29,573
Zahrat Al Waha For Trading Co.(1)	30,568	22,602
		3,188,487
South Africa — 4.1%
AECI Ltd.	15,963	100,978
African Rainbow Minerals Ltd.	13,101	146,696
Afrimat Ltd.	9,034	14,415
Aspen Pharmacare Holdings Ltd.	44,954	441,757
Astral Foods Ltd.	5,348	65,002
AVI Ltd.	38,818	205,617
Blu Label Unlimited Group Ltd.	4,804	2,531
Boxer Retail Ltd.(2)	20,927	101,582
Clicks Group Ltd.	15,882	196,070
Coronation Fund Managers Ltd.	30,234	81,936
DataTec Ltd.	34,820	171,825
Dis-Chem Pharmacies Ltd.(2)	65,259	115,472

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
DRDGOLD Ltd.	54,975	$154,046
Exxaro Resources Ltd.	27,667	324,939
Fortress Real Estate Investments Ltd., Class B	148,562	220,479
Foschini Group Ltd.	46,630	148,055
Grindrod Ltd.	60,101	91,540
Life Healthcare Group Holdings Ltd.	180,649	133,295
Lighthouse Properties PLC	134,637	68,156
Momentum Group Ltd.	150,689	378,899
Motus Holdings Ltd.	18,590	124,102
Mr. Price Group Ltd.	30,631	309,602
NEPI Rockcastle NV(1)	1,235	11,687
Netcare Ltd.	174,052	194,460
Ninety One Ltd.	26,638	73,378
Old Mutual Ltd.	445,730	360,342
Omnia Holdings Ltd.	21,035	129,600
Pick n Pay Stores Ltd.(1)(2)	54,031	64,376
PPC Ltd.	47,964	21,788
Raubex Group Ltd.	18,281	46,950
Reunert Ltd.	15,353	53,079
Santam Ltd.	5,134	132,201
Sappi Ltd.(1)	58,531	53,786
Sun International Ltd.	19,565	60,534
Super Group Ltd.(1)	46,222	51,447
Telkom SA SOC Ltd.	40,774	139,850
Thungela Resources Ltd.	13,693	111,907
Tiger Brands Ltd.	15,388	256,916
Truworths International Ltd.(2)	39,413	111,731
Wilson Bayly Holmes-Ovcon Ltd.(2)	41	368
		5,471,394
South Korea — 17.6%
Able C&C Co. Ltd.	2,689	25,350
Aekyung Chemical Co. Ltd.	1,119	8,993
Aekyung Industrial Co. Ltd.	530	4,609
Agabang & Co.(1)	1,757	5,606
Ahnlab, Inc.	336	14,497
Amorepacific Holdings Corp.	3,369	67,036
Ananti, Inc.(1)	3,306	12,424
Aprogen Biologics, Inc.(1)	254	334
Asiana Airlines, Inc.(1)	1,434	7,949
BGF retail Co. Ltd.	1,210	130,575
BH Co. Ltd.	1,230	16,309
BHI Co. Ltd.(1)	3,165	144,496
Binggrae Co. Ltd.	589	38,943
BNK Financial Group, Inc.	35,815	397,243
Boryung	1,794	11,869
Byucksan Corp.	831	876
C&C International Co. Ltd.(1)	229	3,808
Cafe24 Corp.(1)	972	12,057
Caregen Co. Ltd.	1,873	70,597
Celltrion Pharm, Inc.	2,183	66,513
Cheil Worldwide, Inc.	8,029	112,548
Cheryong Electric Co. Ltd.	590	20,405
Chong Kun Dang Pharmaceutical Corp.	946	47,302

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Chunbo Co. Ltd.(1)	49	$1,506
CJ CGV Co. Ltd.(1)	6,051	24,042
CJ CheilJedang Corp.	1,161	157,989
CJ Corp.	1,676	158,589
CJ ENM Co. Ltd.(1)	875	21,662
CJ Logistics Corp.	1,066	57,102
Classys, Inc.	3,152	77,822
Cosmax, Inc.	990	217,011
CosmoAM&T Co. Ltd.(1)	2,339	70,495
Coway Co. Ltd.	3,699	261,710
CS Wind Corp.(1)	3,410	121,429
Daeduck Electronics Co. Ltd.	2,096	171,133
Daehan Shipbuilding Co. Ltd.	1,303	45,085
Daesang Corp.	2,850	38,099
Daewoo Engineering & Construction Co. Ltd.(1)	16,227	214,450
Daewoong Co. Ltd.	2,406	31,692
Daewoong Pharmaceutical Co. Ltd.	416	38,612
Daishin Securities Co. Ltd.(1)	3,493	68,888
D'Alba Global Co. Ltd.	594	95,297
Danal Co. Ltd.(1)	538	2,075
Daou Data Corp.	375	5,506
Daou Technology, Inc.	2,895	82,318
DB HiTek Co. Ltd.	4,229	291,579
DB Securities Co. Ltd.	3,012	21,535
Dear U Co. Ltd.	799	10,819
Dentium Co. Ltd.	468	12,783
DI Dong Il Corp.	930	18,787
DL E&C Co. Ltd.	4,197	220,107
DL Holdings Co. Ltd.(1)	1,424	52,413
DN Automotive Corp.	3,374	116,305
Dong-A Socio Holdings Co. Ltd.(1)	203	13,967
Dong-A ST Co. Ltd.	166	4,607
Dongjin Semichem Co. Ltd.	4,162	128,845
DongKook Pharmaceutical Co. Ltd.	3,360	54,590
Dongsuh Cos., Inc.	3,715	70,143
Dongwha Enterprise Co. Ltd.(1)	359	2,035
Dongwon Industries Co. Ltd.	272	7,634
Dongwon Systems Corp.	337	5,701
Doosan Bobcat, Inc.	5,796	263,010
Doosan Co. Ltd.	124	113,483
Doosan Tesna, Inc.	359	20,901
DoubleUGames Co. Ltd.(1)	1,553	66,318
Dreamtech Co. Ltd.	829	3,485
Duk San Neolux Co. Ltd.(1)	980	24,437
Ecopro Materials Co. Ltd.(1)	552	15,552
E-MART, Inc.	2,139	115,878
EM-Tech Co. Ltd.(1)	295	1,072
Enchem Co. Ltd.(1)	1,311	20,777
Eo Technics Co. Ltd.	1,111	326,481
Eugene Investment & Securities Co. Ltd.	8,836	28,234
Eugene Technology Co. Ltd.	1,859	179,671
F&F Co. Ltd.	1,912	93,358
Fadu, Inc.(1)	4,426	210,946

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Foosung Co. Ltd.(1)	9,027	$85,999
GC Biopharma Corp.	633	59,706
GC Corp.	2,557	18,718
Genexine, Inc.(1)	256	495
GigaVis Co. Ltd.	50	4,095
GOLFZON Co. Ltd.	217	5,736
Gradiant Corp.	276	2,409
Grand Korea Leisure Co. Ltd.	2,467	17,432
GS Engineering & Construction Corp.	10,637	281,108
GS Retail Co. Ltd.	3,212	61,748
HAESUNG DS Co. Ltd.	273	10,665
Han Kuk Carbon Co. Ltd.(1)	4,520	79,327
Hana Materials, Inc.	579	21,778
Hana Micron, Inc.(1)	6,870	177,297
Hana Tour Service, Inc.	717	17,059
Hancom, Inc.	669	8,777
Handsome Co. Ltd.	425	4,907
Hanil Cement Co. Ltd.	2,947	36,585
Hankook & Co. Co. Ltd.	1,904	34,129
Hanmi Pharm Co. Ltd.	858	308,855
Hanmi Science Co. Ltd.(1)	2,572	84,146
Hanon Systems(1)	48,187	123,205
Hansae Co. Ltd.	614	4,003
Hansol Chemical Co. Ltd.	934	140,546
Hansol Technics Co. Ltd.	2,752	13,662
Hanssem Co. Ltd.(1)	975	27,930
Hanwha Engine Co. Ltd.(1)	6,826	235,677
Hanwha General Insurance Co. Ltd.(1)	4,074	25,011
Hanwha Investment & Securities Co. Ltd.(1)	11,149	39,956
Hanwha Life Insurance Co. Ltd.(1)	42,370	177,937
Hanwha Solutions Corp.(1)	6,880	169,571
Harim Holdings Co. Ltd.	4,302	33,899
HD Construction Equipment Co. Ltd.	3,154	306,077
HD Hyundai Energy Solutions Co. Ltd.(1)	916	94,807
HDC Holdings Co. Ltd.	3,593	59,259
HD-Hyundai Marine Engine(1)	2,097	79,521
Hite Jinro Co. Ltd.	4,352	49,416
HJ Shipbuilding & Construction Co. Ltd.(1)	5,791	70,931
HK inno N Corp.(1)	1,674	52,653
HL Mando Co. Ltd.	4,422	166,781
Hotel Shilla Co. Ltd.(1)	4,397	141,442
HPSP Co. Ltd.	9,380	341,734
HS Hyosung Advanced Materials Corp.	218	28,579
HS Hyosung Corp.	46	1,607
Hugel, Inc.(1)	749	137,810
Humasis Co. Ltd.(1)	296	647
Humedix Co. Ltd.(1)	445	8,484
Hyosung Corp.	1,009	122,355
Hyosung Heavy Industries Corp.	259	556,699
Hyosung TNC Corp.	336	87,023
HYUNDAI Corp.	1,148	21,474
Hyundai Department Store Co. Ltd.	1,900	132,230
Hyundai Elevator Co. Ltd.	3,275	177,393

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hyundai Feed, Inc.(1)	668	$1
Hyundai GF Holdings	5,361	46,798
Hyundai Marine & Fire Insurance Co. Ltd.(1)	8,758	325,314
Hyundai Steel Co.	12,009	265,702
Hyundai Wia Corp.	2,101	92,136
Iljin Electric Co. Ltd.	2,119	109,515
iM Financial Group Co. Ltd.	19,808	267,350
Innocean Worldwide, Inc.	295	4,129
Innox Advanced Materials Co. Ltd.	833	12,914
Insun ENT Co. Ltd.(1)	335	761
Intellian Technologies, Inc.	41	1,880
Interflex Co. Ltd.(1)	1,189	5,339
INTOPS Co. Ltd.	1,196	15,759
IPARK Hyundai Development Co., E Shares	4,842	82,652
IS Dongseo Co. Ltd.(1)	467	5,471
ISC Co. Ltd.	1,360	167,515
i-SENS, Inc.	2,431	31,914
ISU Specialty Chemical(1)	2,151	109,414
Jahwa Electronics Co. Ltd.(1)	128	2,811
JB Financial Group Co. Ltd.	12,735	263,283
Jeju Air Co. Ltd.(1)	2,135	6,976
Jin Air Co. Ltd.(1)	1,377	5,776
JNTC Co. Ltd.(1)	802	11,708
Jusung Engineering Co. Ltd.	2,074	266,074
JW Pharmaceutical Corp.	754	15,523
JYP Entertainment Corp.	2,164	62,916
K Car Co. Ltd.	506	2,351
Kangwon Energy Co. Ltd.(1)	209	1,393
Kangwon Land, Inc.	11,007	117,848
KC Co. Ltd.	315	9,384
KC Tech Co. Ltd.	1,259	62,424
KCC Corp.	494	169,798
KCC Glass Corp.(1)	281	5,178
KEPCO Engineering & Construction Co., Inc.	1,580	133,659
KEPCO Plant Service & Engineering Co. Ltd.	2,752	91,844
KG Chemical Corp.	1,034	3,376
KG Dongbusteel	2,549	10,342
KG Eco Solution Co. Ltd.	374	1,532
KG Mobility Corp.(1)	3,275	6,449
KH Vatec Co. Ltd.	1,909	14,778
KISCO Corp.	1,102	8,068
Koh Young Technology, Inc.	3,585	74,147
Kolmar BNH Co. Ltd.(1)	405	2,791
Kolmar Korea Co. Ltd.(1)	2,189	255,869
Kolon Industries, Inc.	2,000	86,670
Kolon Life Science, Inc.(1)	556	6,169
KoMiCo Ltd.	3,445	66,152
KONA I Co. Ltd.(1)	1,315	37,895
Korea Electric Terminal Co. Ltd.	388	15,497
Korea Gas Corp.	3,155	86,344
Korea Line Corp.(1)	10,398	15,850
Korea Petrochemical Ind Co. Ltd.	206	14,442
Korean Reinsurance Co.	21,571	225,202

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kumho Petrochemical Co. Ltd.	1,858	$172,804
Kumho Tire Co., Inc.(1)	14,608	78,387
Kyung Dong Navien Co. Ltd.	552	25,204
Lake Materials Co. Ltd.	4,614	41,114
LG Display Co. Ltd., ADR(1)	35,419	120,070
LG H&H Co. Ltd.	1,257	287,182
LG Innotek Co. Ltd.	1,909	888,152
LOGEN Co. Ltd.(1)	485	540
Lotte Chemical Corp.	2,559	110,209
Lotte Chilsung Beverage Co. Ltd.	475	34,620
Lotte Corp.	2,034	35,444
Lotte Energy Materials Corp.(1)	1,930	52,941
LOTTE Fine Chemical Co. Ltd.	1,808	62,893
Lotte Innovate Co. Ltd.	196	2,657
Lotte Rental Co. Ltd.	1,160	40,085
Lotte Shopping Co. Ltd.	1,775	137,633
Lotte Tour Development Co. Ltd.(1)	4,296	41,556
Lotte Wellfood Co. Ltd.	376	40,001
LS Marine Solution Co. Ltd.	2,210	53,152
LVMC Holdings(1)	7,719	7,107
LX International Corp.	3,337	94,865
LX Semicon Co. Ltd.	1,193	31,800
Mcnex Co. Ltd.	180	2,744
Medytox, Inc.	536	26,936
MegaStudyEdu Co. Ltd.	442	11,623
Misto Holdings Corp.	4,363	133,357
MNTech Co. Ltd.	860	4,516
Myoung Shin Industrial Co. Ltd.(1)	1,096	6,377
Namhae Chemical Corp.	324	1,493
Naturecell Co. Ltd.(1)	1,604	30,497
NC Corp.	1,804	295,463
Neowiz(1)	105	1,390
NEPES Corp.(1)	2,198	36,190
Netmarble Corp.	1,838	50,544
Nexen Tire Corp.	1,272	5,958
Nexon Games Co. Ltd.(1)	545	4,407
NHN Corp.(1)	286	15,490
NICE Information Service Co. Ltd.	2,655	31,079
NongShim Co. Ltd.	370	119,801
OCI Holdings Co. Ltd.	1,876	378,234
Orion Corp.	2,683	254,748
Orion Holdings Corp.	2,673	50,364
Oscotec, Inc.(1)	568	14,549
Otoki Corp.	180	44,259
Pan Ocean Co. Ltd.	33,194	137,182
Paradise Co. Ltd.	4,218	31,417
Park Systems Corp.	417	79,724
Partron Co. Ltd.	1,345	5,391
Pearl Abyss Corp.(1)	670	15,460
People & Technology, Inc.	1,992	44,028
PharmaResearch Co. Ltd.	716	222,643
Pharmicell Co. Ltd.	532	4,305
PI Advanced Materials Co. Ltd.	948	13,870

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Pond Group Co. Ltd.	496	$1,940
Poongsan Corp.	1,784	106,457
Posco DX Co. Ltd.	5,958	93,878
PSK Holdings, Inc.	654	59,144
PSK, Inc.	3,366	311,929
RFHIC Corp.(1)	146	4,984
S&S Tech Corp.	1,590	47,955
S-1 Corp.	2,311	137,868
Sam Young Electronics Co. Ltd.	374	3,366
Samsung Pharmaceutical Co. Ltd.(1)	8,793	8,505
Samyang Foods Co. Ltd.	184	205,957
Sanil Electric Co. Ltd.	2,368	337,167
SD Biosensor, Inc.(1)	2,479	11,066
SeAH Besteel Holdings Corp.	1,628	48,582
SeAH Steel Corp.	134	13,585
SeAH Steel Holdings Corp.	209	15,456
Sebang Co. Ltd.	94	927
Sebang Global Battery Co. Ltd.	773	38,347
Seegene, Inc.	3,787	92,864
Sejin Heavy Industries Co. Ltd.	1,533	11,600
Seobu T&D(1)	788	6,402
Seojin System Co. Ltd.(1)	829	23,523
Seoul Guarantee Insurance Co.	1,152	36,591
Seoul Semiconductor Co. Ltd.(1)	2,409	17,138
Seoyon E-Hwa Co. Ltd.	419	3,737
SFA Engineering Corp.	1,092	19,070
SFA Semicon Co. Ltd.(1)	8,583	35,513
SGC Energy Co. Ltd.	93	3,763
SHIFT UP Corp.(1)	1,035	24,667
Shinsegae International, Inc.	499	3,942
Shinsegae, Inc.	934	281,571
Shinyoung Securities Co. Ltd.	520	59,107
Silicon2 Co. Ltd.	4,874	192,758
SK Bioscience Co. Ltd.(1)	2,928	82,147
SK Chemicals Co. Ltd.	1,255	48,686
SK Discovery Co. Ltd.	319	11,855
SK Eternix Co. Ltd.(1)	186	7,456
SK Gas Ltd.	332	55,163
SK IE Technology Co. Ltd.(1)	2,828	33,385
SK Networks Co. Ltd.	15,056	72,011
SK oceanplant Co. Ltd.(1)	2,675	26,895
SK Securities Co. Ltd.(1)	22,088	41,029
SL Corp.	1,915	74,284
SM Entertainment Co. Ltd.	683	37,273
SNT Dynamics Co. Ltd.	1,185	25,331
SNT Motiv Co. Ltd.	851	16,164
SOLUM Co. Ltd.	4,170	40,704
Solus Advanced Materials Co. Ltd.	2,123	12,389
Soop Co. Ltd.	579	16,200
Soulbrain Co. Ltd.	577	143,810
Soulbrain Holdings Co. Ltd.	271	8,621
SPG Co. Ltd.(1)	264	17,923
ST Pharm Co. Ltd.	1,804	138,814

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Studio Dragon Corp.(1)	904	$14,779
Sung Kwang Bend Co. Ltd.	1,349	31,514
Sungwoo Hitech Co. Ltd.	1,936	8,543
Synopex, Inc.(1)	3,873	11,264
Taekwang Industrial Co. Ltd.	9	6,124
Taesung Co. Ltd.(1)	163	5,788
Taewoong Co. Ltd.(1)	884	20,043
TCC Steel(1)	105	874
TechWing, Inc.	135	4,862
TES Co. Ltd.	1,898	196,059
TK Corp.(1)	2,009	38,425
TKG Huchems Co. Ltd.	1,028	12,330
Tokai Carbon Korea Co. Ltd.	387	69,831
TSE Co. Ltd.	61	10,517
Unid Co. Ltd.	196	9,464
Value Added Technology Co. Ltd.	236	3,238
VT Co. Ltd.(1)	1,680	15,852
Won Tech Co. Ltd.	3,017	11,108
Wonik Holdings Co. Ltd.(1)	679	9,260
WONIK IPS Co. Ltd.	3,986	322,013
Wonik QnC Corp.	883	16,842
Woongjin Thinkbig Co. Ltd.	428	399
Woori Financial Group, Inc.	717	17,574
W-Scope Chungju Plant Co. Ltd.(1)	417	2,991
YC Corp.(1)	1,245	9,793
YG Entertainment, Inc.	703	21,088
Youlchon Chemical Co. Ltd.	768	9,441
Youngone Corp.	2,587	136,411
Youngone Holdings Co. Ltd.	424	52,145
Yuhan Corp.	4,151	253,944
Yungjin Pharmaceutical Co. Ltd.(1)	848	702
		23,277,849
Taiwan — 29.1%
91APP, Inc.	2,000	3,833
Aaeon Technology, Inc.	2,000	9,225
ABC Taiwan Electronics Corp.	2,000	2,831
Abico Avy Co. Ltd.	3,197	4,611
Ability Enterprise Co. Ltd.	7,838	16,953
Ability Opto-Electronics Technology Co. Ltd.(1)	56	356
AcBel Polytech, Inc.(1)	56,000	79,206
Acer, Inc.	305,000	302,771
ACES Electronic Co. Ltd.	11,453	50,167
Acme Electronics Corp.(1)	10,000	8,798
Acter Group Corp. Ltd.	9,000	245,073
Action Electronics Co. Ltd.	22,000	10,360
Actron Technology Corp.	7,000	32,656
ADATA Technology Co. Ltd.	37,000	482,172
Adimmune Corp.(1)	27,000	15,105
Adlink Technology, Inc.	10,000	36,355
Advanced Analog Technology, Inc.	1,000	2,016
Advanced Energy Solution Holding Co. Ltd.	3,000	106,323
Advanced International Multitech Co. Ltd.	3,000	4,782
Advanced Power Electronics Corp.	6,000	33,799

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Advanced Wireless Semiconductor Co.(1)	10,000	$37,207
Advancetek Enterprise Co. Ltd.(1)	14,000	12,925
AEWIN Technologies Co. Ltd.	1,000	1,386
AGV Products Corp.	12,000	3,779
AIC, Inc.	2,093	39,782
Air Asia Co. Ltd.	10,000	16,166
Airoha Technology Corp.	1,000	19,127
Alexander Marine Co. Ltd.	2,000	8,877
All Ring Tech Co. Ltd.	7,000	296,981
Allied Circuit Co. Ltd.(1)	1,078	12,398
Allied Supreme Corp.	5,000	33,452
Allis Electric Co. Ltd.	23,622	75,911
Alltek Technology Corp.	18,900	27,334
Alltop Technology Co. Ltd.	4,000	35,805
Alpha Networks, Inc.(1)	22,000	19,761
Altek Corp.	34,000	42,329
Amazing Microelectronic Corp.	2,000	5,032
Ambassador Hotel	5,000	6,999
Ampak Technology, Inc.	2,000	3,965
Ampire Co. Ltd.	2,000	1,548
Ample Electronic Technology Co. Ltd.	2,000	16,459
AMPOC Far-East Co. Ltd.	5,540	31,366
AmTRAN Technology Co. Ltd.	56,380	75,081
Amulaire Thermal Technology, Inc.(1)	10,000	10,908
Analog Integrations Corp.	1,000	12,786
Anderson Industrial Corp.	14,000	8,515
Anji Technology Co. Ltd.	5,000	5,744
Anpec Electronics Corp.(1)	5,000	46,037
AP Memory Technology Corp.	8,000	233,574
Apac Opto Electronics, Inc.	3,000	19,792
Apacer Technology, Inc.	9,000	64,503
APAQ Technology Co. Ltd.	2,000	14,632
Apex Biotechnology Corp.	2,000	2,013
Apex International Co. Ltd.(1)	6,288	7,996
ARBOR Technology Corp.	3,000	4,563
Arcadyan Technology Corp.(1)	13,000	64,708
Ardentec Corp.	52,000	373,698
Argosy Research, Inc.	6,000	25,822
Artery Technology Corp.	1,000	5,805
Asia Cement Corp.	281,000	306,069
Asia Metal Industries, Inc.	3,000	49,489
Asia Optical Co., Inc.	18,000	81,086
Asia Polymer Corp.	40,000	18,170
Asia Tech Image, Inc.	2,000	4,350
ASIX Electronics Corp.	2,000	6,337
ASMedia Technology, Inc.	3,000	134,730
ASROCK, Inc.	1,000	7,005
ATE Energy International Co. Ltd.	17,178	16,510
Auden Techno Corp.	1,000	3,024
AURAS Technology Co. Ltd.	6,000	236,475
Aurotek Corp.	2,000	6,175
AV Tech Corp.	2,000	1,649
Avalue Technology, Inc.	4,000	15,964

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
AVer Information, Inc.	1,000	$1,114
Avermedia Technologies	10,000	13,794
Axiomtek Co. Ltd.	4,000	15,496
Azurewave Technologies, Inc.	5,000	7,947
Bafang Yunji International Co. Ltd.	4,200	24,099
Bank of Kaohsiung Co. Ltd.	54,420	20,327
Baotek Industrial Materials Ltd.	7,000	18,323
Basso Industry Corp.	4,000	4,123
BenQ Materials Corp.	5,000	4,034
BES Engineering Corp.(1)	151,146	57,403
B'in Live Co. Ltd.	1,100	2,656
Biostar Microtech International Corp.(1)	15,000	21,568
Bioteque Corp.	1,000	3,592
Bizlink Holding, Inc.	2,019	137,941
Bonny Worldwide Ltd.	1,000	2,905
Bora Pharmaceuticals Co. Ltd.	4,000	54,600
Brave C&H Supply Co. Ltd.	2,000	12,974
Brightek Optoelectronic Co. Ltd.	3,000	3,252
Brighton-Best International Taiwan, Inc.	41,000	47,494
Brillian Network & Automation Integrated System Co. Ltd.	3,086	35,114
Brogent Technologies, Inc.(1)	4,225	13,237
Browave Corp.	2,350	54,950
C Sun Manufacturing Ltd.	5,000	96,528
Capital Futures Corp.	13,815	27,654
Capital Securities Corp.	178,698	174,611
Career Technology MFG. Co. Ltd.(1)	39,000	21,811
Castles Technology Co. Ltd.(1)	4,050	5,930
Caswell, Inc.	2,000	6,425
Catcher Technology Co. Ltd.	41,000	269,405
Cathay Consolidated, Inc.	3,000	9,782
CCP Contact Probes Co. Ltd.(1)	1,000	5,437
Celxpert Energy Corp.(1)	5,000	4,648
Cenra, Inc.	1,500	1,645
Center Laboratories, Inc.	49,731	48,972
Central Reinsurance Co. Ltd.	38,000	55,422
Century Iron & Steel Industrial Co. Ltd.	17,000	48,369
ChainQui Construction Development Co. Ltd.(1)	3,000	1,456
Chaintech Technology Corp.	5,000	5,901
Chang Wah Electromaterials, Inc.	27,000	42,726
Chang Wah Technology Co. Ltd.	17,000	38,244
Channel Well Technology Co. Ltd.	16,000	26,167
Chant Sincere Co. Ltd.	2,000	4,480
Charoen Pokphand Enterprise	19,000	64,369
CHC Healthcare Group	9,000	7,293
Chen Full International Co. Ltd.	5,000	10,408
Chenbro Micom Co. Ltd.	3,000	91,673
Chenfull Precision Co. Ltd.	2,000	15,447
Cheng Fwa Industrial Co. Ltd.(1)	1,000	965
Cheng Loong Corp.	83,000	65,941
Cheng Mei Materials Technology Corp.(1)	30,000	20,021
Cheng Shin Rubber Industry Co. Ltd.	203,000	197,864
Cheng Uei Precision Industry Co. Ltd.	22,000	31,189
Chicony Electronics Co. Ltd.	48,000	161,177

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Chicony Power Technology Co. Ltd.	10,000	$24,905
Chief Telecom, Inc.	2,000	20,228
Chien Kuo Construction Co. Ltd.	16,200	26,710
China Airlines Ltd.	372,000	237,170
China Bills Finance Corp.	82,000	42,657
China Container Terminal Corp.	2,000	1,431
China Ecotek Corp.	1,000	1,444
China Electric Manufacturing Corp.	7,000	2,637
China General Plastics Corp.	44,000	17,405
China Glaze Co. Ltd.	13,000	15,989
China Man-Made Fiber Corp.(1)	153,000	52,628
China Metal Products	11,000	7,977
China Motor Corp.	29,000	49,330
China Petrochemical Development Corp.(1)	412,000	106,205
China Steel Chemical Corp.	16,000	43,419
China Wire & Cable Co. Ltd.	5,000	4,815
Chinese Maritime Transport Ltd.	3,000	5,720
Ching Feng Home Fashions Co. Ltd.	5,000	3,088
Chin-Poon Industrial Co. Ltd.	29,000	40,117
Chipbond Technology Corp.	64,000	354,271
ChipMOS Technologies, Inc.(1)	56,000	156,488
Chitec Technology Co. Ltd.	2,000	7,119
Chlitina Holding Ltd.(1)	4,000	10,609
Chong Hong Development Co. Ltd.	18,839	44,765
Chun Yuan Steel Industry Co. Ltd.	58,000	41,514
Chung Hung Steel Corp.(1)	78,000	41,912
Chung Hwa Chemical Industrial Works Ltd.	4,000	12,594
Chung Hwa Pulp Corp.(1)	41,000	17,713
Chung-Hsin Electric & Machinery Manufacturing Corp.	46,000	237,714
Chunghwa Precision Test Tech Co. Ltd.	2,000	179,220
Cleanaway Co. Ltd.	83,000	70,075
Clevo Co.	29,000	43,629
CMC Magnetics Corp.	62,000	21,376
CoAsia Electronics Corp.(1)	8,000	27,478
Complex Micro Interconnection Co. Ltd.	1,000	977
Compucase Enterprise(1)	6,000	15,360
Concord International Securities Co. Ltd.	38,181	42,989
Concord Securities Co. Ltd.	77,739	51,946
Continental Holdings Corp.	47,000	28,965
Contrel Technology Co. Ltd.	9,000	28,369
Coremax Corp.	10,284	28,381
Coretronic Corp.(1)	13,000	34,491
Co-Tech Development Corp.	30,000	510,987
Creative Sensor, Inc.	2,700	3,540
Cryomax Cooling System Corp.(1)	1,143	875
CTCI Corp.(1)	41,805	53,371
CviLux Corp.	2,700	10,120
Cyberlink Corp.	5,000	9,331
CyberPower Systems, Inc.	6,000	48,022
Cystech Electronics Corp.	1,000	4,684
DA CIN Construction Co. Ltd.	24,000	68,324
Da-Li Development Co. Ltd.	31,987	47,499
Darfon Electronics Corp.	12,000	11,768

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Darwin Precisions Corp.	15,300	$6,125
Daxin Materials Corp.	5,000	46,563
De Licacy Industrial Co. Ltd.(1)	20,880	6,678
Delpha Construction Co. Ltd.	31,000	18,365
Depo Auto Parts Ind Co. Ltd.	10,000	43,615
Desiccant Technology Corp.	3,300	22,839
Diamond Biofund, Inc.(1)	23,000	11,487
Dimerco Express Corp.	3,000	7,379
DingZing Advanced Materials, Inc.	1,000	3,550
D-Link Corp.(1)	34,000	21,321
Dong Fang Offshore Co. Ltd.	4,000	14,756
DONPON PRECISION, Inc.	1,400	2,184
Dr. Wu Skincare Co. Ltd.	1,000	2,828
Draytek Corp.(1)	1,000	651
Drewloong Precision, Inc.	2,051	9,311
Dynamic Holding Co. Ltd.	9,390	35,635
Dynapack International Technology Corp.	14,000	170,457
E&R Engineering Corp.(1)	3,000	16,968
Eastech Holding Ltd.	5,000	9,517
Eastern Media International Corp.(1)	14,270	8,253
Eclat Textile Co. Ltd.	18,000	175,266
ECOVE Environment Corp.	2,000	17,056
Edimax Technology Co. Ltd.	6,000	2,599
Edison Opto Corp.(1)	3,000	2,108
Edom Technology Co. Ltd.	12,000	20,767
eGalax_eMPIA Technology, Inc.	2,000	3,883
EirGenix, Inc.(1)	20,000	30,333
Elan Microelectronics Corp.	28,000	119,615
E-Lead Electronic Co. Ltd.	8,000	11,333
Elite Advanced Laser Corp.	16,000	325,753
Elite Semiconductor Microelectronics Technology, Inc.	30,000	276,331
Elitegroup Computer Systems Co. Ltd.(1)	11,000	6,794
Emerging Display Technologies Corp.	1,000	637
Ennoconn Corp.	9,000	110,564
Ennostar, Inc.(1)	54,000	104,802
EOI Investment Holdings Co. Ltd.(1)	5,000	3,568
Episil Technologies, Inc.(1)	16,000	31,530
Episil-Precision, Inc.	4,000	12,984
Eris Technology Corp.(1)	2,000	17,195
Eson Precision Ind Co. Ltd.	9,000	25,577
Eternal Materials Co. Ltd.	91,760	238,557
Etron Technology, Inc.(1)	8,000	29,737
Eurocharm Holdings Co. Ltd.	2,000	11,742
Ever Ohms Technology Co. Ltd.	2,000	5,661
Ever Supreme Bio Technology Co. Ltd.	7,663	37,924
Evergreen Aviation Technologies Corp.	13,000	70,870
Evergreen International Storage & Transport Corp.	15,500	25,746
EVERGREEN Steel Corp.	19,000	49,467
Everlight Chemical Industrial Corp.(1)	48,000	65,520
Everlight Electronics Co. Ltd.(1)	36,000	74,997
Evertop Wire Cable Corp.	5,000	3,079
Excel Cell Electronic Co. Ltd.	9,000	9,983
Excelliance Mos Corp.	1,000	3,063

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Excelsior Medical Co. Ltd.	9,366	$21,018
EZconn Corp.	4,105	211,084
Far Eastern Department Stores Ltd.	84,000	59,170
Far Eastern International Bank	277,000	117,890
Faraday Technology Corp.	19,000	104,824
Farglory F T Z Investment Holding Co. Ltd.	15,101	24,563
Farglory Land Development Co. Ltd.	24,000	46,689
Favite, Inc.(1)	4,000	11,062
Federal Corp.(1)	11,000	6,409
Feedback Technology Corp.	3,080	21,109
Feng Hsin Steel Co. Ltd.	47,000	94,568
Feng TAY Enterprise Co. Ltd.	15,000	31,987
FineMat Applied Materials Co. Ltd.(1)	1,000	1,010
FineTek Co. Ltd.	2,040	6,620
Firich Enterprises Co. Ltd.(1)	11,000	8,045
First Copper Technology Co. Ltd.	20,000	25,746
First Hi-Tec Enterprise Co. Ltd.	5,000	42,121
First Insurance Co. Ltd.	17,000	15,089
First Steamship Co. Ltd.(1)	15,000	3,217
Fitipower Integrated Technology, Inc.	9,000	46,091
FLEXium Interconnect, Inc.(1)	26,000	61,384
Flytech Technology Co. Ltd.	9,000	39,174
FocalTech Systems Co. Ltd.	16,000	24,502
FOCI Fiber Optic Communications, Inc.(1)	1,072	25,244
Forcecon Tech Co. Ltd.	6,932	16,192
Forcelead Technology Corp.	1,000	5,593
Forest Water Environment Engineering Co. Ltd.(1)	9,032	13,071
Formosa Advanced Technologies Co. Ltd.	4,000	8,025
Formosa International Hotels Corp.	6,000	33,480
Formosa Laboratories, Inc.	12,000	18,436
Formosa Optical Technology Co. Ltd.	1,000	2,904
Formosa Sumco Technology Corp.	7,000	83,643
Formosa Taffeta Co. Ltd.	87,000	49,776
Formosan Union Chemical Corp.	44,000	46,402
Fositek Corp.	4,000	290,497
Founding Construction & Development Co. Ltd.	3,000	1,319
Foxconn Technology Co. Ltd.	85,000	173,360
Foxsemicon Integrated Technology, Inc.	7,000	61,562
Foxwell Power Co. Ltd.(1)	3,000	3,336
Franbo Lines Corp.	21,000	11,849
Froch Enterprise Co. Ltd.	5,000	3,569
FSP Technology, Inc.	7,000	11,784
Fu Chun Shin Machinery Manufacture Co. Ltd.	15,000	12,009
Fu Hua Innovation Co. Ltd.	27,324	12,104
Fulgent Sun International Holding Co. Ltd.	12,236	27,573
Fulltech Fiber Glass Corp.(1)	27,316	108,808
Fusheng Precision Co. Ltd.	13,000	117,746
G Shank Enterprise Co. Ltd.	12,117	47,933
Gallant Precision Machining Co. Ltd.	10,000	35,628
Gamania Digital Entertainment Co. Ltd.	8,000	10,388
GEM Services, Inc.	2,000	8,792
GEM Terminal Industrial Co. Ltd.(1)	1,000	894
Gemtek Technology Corp.	31,000	35,380

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
General Interface Solution GIS Holding Ltd.(1)	17,000	$38,348
Generalplus Technology, Inc.	2,000	3,210
Genesys Logic, Inc.	9,000	27,578
Genius Electronic Optical Co. Ltd.	8,000	253,473
GeoVision, Inc.	2,780	5,494
Getac Holdings Corp.	39,000	143,811
GFC Ltd.	2,000	7,661
Giant Manufacturing Co. Ltd.	24,000	77,172
Giantplus Technology Co. Ltd.(1)	2,000	1,015
Gigasolar Materials Corp.(1)	3,000	9,187
Gigastorage Corp.(1)	2,000	1,768
Global Brands Manufacture Ltd.	18,761	49,479
Global Mixed Mode Technology, Inc.	6,000	48,310
Global PMX Co. Ltd.	6,000	30,105
Globaltek Fabrication Co. Ltd.	9,000	18,368
Globe Union Industrial Corp.	7,000	2,438
Gloria Material Technology Corp.	47,000	49,111
GMI Technology, Inc.(1)	7,000	11,342
Golden Long Teng Development Co. Ltd.	3,000	2,336
Goldsun Building Materials Co. Ltd.	87,000	85,563
Good Will Instrument Co. Ltd.	1,000	2,323
Gordon Auto Body Parts	9,000	7,743
Gourmet Master Co. Ltd.(1)	9,000	23,290
Grade Upon Technology Corp.	1,000	37,163
Grand Fortune Securities Co. Ltd.	25,000	11,818
Grand Pacific Petrochemical(1)	135,312	66,290
Grand Process Technology Corp.	1,000	75,964
Grape King Bio Ltd.	10,000	28,191
Great Tree Pharmacy Co. Ltd.	11,387	24,479
Great Wall Enterprise Co. Ltd.	75,000	121,515
Greatek Electronics, Inc.	28,000	101,891
Groundhog, Inc.	1,000	2,458
Group Up Industrial Co. Ltd.	3,000	32,864
Hai Kwang Enterprise Corp.(1)	3,060	1,249
Hannstar Board Corp.	26,360	61,474
HannStar Display Corp.(1)	185,000	84,584
HannsTouch Holdings Co.(1)	24,000	10,243
Hanpin Electron Co. Ltd.	1,000	1,529
Harvatek Corp.(1)	4,000	3,587
HD Renewable Energy Co. Ltd.	4,595	9,995
Her Chee Industrial Co. Ltd.	15,000	14,147
Highlight Tech Corp.	10,000	25,741
Highwealth Construction Corp.	169,000	248,537
HIM International Music, Inc.	2,000	5,372
Hiwin Mikrosystem Corp.	2,000	13,642
Hiwin Technologies Corp.	21,000	231,648
Hiyes International Co. Ltd.	6,411	14,260
Ho Tung Chemical Corp.	100,000	53,368
Hocheng Corp.	28,000	21,965
Holdings-Key Electric Wire & Cable Co. Ltd.(1)	9,000	11,372
Holiday Entertainment Co. Ltd.	1,000	1,611
Holtek Semiconductor, Inc.	5,000	9,126
Holy Stone Enterprise Co. Ltd.	19,000	444,152

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Hong Ho Precision Textile Co. Ltd.	1,000	$429
Hong Pu Real Estate Development Co. Ltd.	16,000	10,490
Hong TAI Electric Industrial	19,000	21,017
Horizon Securities Co. Ltd.	45,000	22,966
Horng Terng Automation Co. Ltd.	1,000	50,871
Hota Industrial Manufacturing Co. Ltd.(1)	18,000	28,167
Hotai Finance Co. Ltd.	16,420	31,151
Hsin Kuang Steel Co. Ltd.	28,000	39,728
Hsin-Li Chemical Industrial Corp.	7,000	8,419
HTC Corp.	50,000	63,365
Hu Lane Associate, Inc.	9,202	36,391
HUA ENG Wire & Cable Co. Ltd.	32,000	38,015
Huaku Development Co. Ltd.	14,143	41,414
Huang Hsiang Construction Corp.	9,015	9,730
Hung Ching Development & Construction Co. Ltd.	9,000	12,140
Hung Sheng Construction Ltd.	9,000	4,936
Hwa Fong Rubber Industrial Co. Ltd.	5,000	2,333
Hwacom Systems, Inc.	10,000	13,226
Hwang Chang General Contractor Co. Ltd.	16,393	20,565
HYE TECHNOLOGY Co. Ltd.	1,000	3,576
Ibase Technology, Inc.(1)	6,000	10,605
IBF Financial Holdings Co. Ltd.(1)	257,000	129,187
Ichia Technologies, Inc.	21,000	39,489
I-Chiun Precision Industry Co. Ltd.	5,202	43,072
ICP DAS Co. Ltd.	1,000	3,688
IEI Integration Corp.	10,000	28,454
In Win Development, Inc.	4,000	7,948
Infortrend Technology, Inc.	13,000	15,716
Info-Tek Corp.	1,000	913
Ingentec Corp.	4,163	40,719
Innodisk Corp.	7,281	333,074
Inpaq Technology Co. Ltd.	6,000	14,684
Insyde Software Corp.	2,200	15,054
Integrated Service Technology, Inc.	6,644	28,893
International CSRC Investment Holdings Co.(1)	86,000	28,328
Iron Force Industrial Co. Ltd.	2,000	4,719
ITE Technology, Inc.(1)	14,000	56,721
ITEQ Corp.	22,000	379,779
ITH Corp.	20,000	19,887
J&V Energy Technology Co. Ltd.	4,000	8,389
Jarllytec Co. Ltd.	3,050	8,429
Jean Co. Ltd.	26,076	15,851
Jetway Information Co. Ltd.	750	1,171
Jetwell Computer Co. Ltd.	1,120	7,693
Jia Wei Lifestyle, Inc.	1,050	800
Jih Lin Technology Co. Ltd.	2,000	5,106
Jiin Yeeh Ding Enterprise Co. Ltd.(1)	5,000	15,634
Jinan Acetate Chemical Co. Ltd.(1)	30,000	43,817
Jiu Han System Technology Co. Ltd.	3,000	29,599
Johnson Health Tech Co. Ltd.	8,000	31,764
JPC connectivity, Inc.	7,000	66,707
JPP Holding Co. Ltd.	2,000	20,369
K Laser Technology, Inc.(1)	2,000	1,173

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Kaimei Electronic Corp.	7,000	$28,036
Kaori Heat Treatment Co. Ltd.	7,000	258,694
Kedge Construction Co. Ltd.	8,210	27,569
KEE TAI Properties Co. Ltd.	13,180	3,672
Kenda Rubber Industrial Co. Ltd.	68,000	36,686
Kerry TJ Logistics Co. Ltd.	5,000	4,501
Key Ware Electronics Co. Ltd.	3,000	5,316
Keystone Microtech Corp.	2,000	76,266
KHGEARS International Ltd.	2,000	9,833
Kindom Development Co. Ltd.	47,200	54,224
King Polytechnic Engineering Co. Ltd.	1,050	1,589
King's Town Construction Co. Ltd.(1)	4,000	4,381
Kinik Co.(1)	11,000	236,738
Kinko Optical Co. Ltd.	8,000	20,030
Kinpo Electronics	96,000	97,939
Kinsus Interconnect Technology Corp.	17,838	460,318
KMC Kuei Meng International, Inc.	2,000	5,901
KNH Enterprise Co. Ltd.(1)	3,000	1,319
Ko Ja Cayman Co. Ltd.	1,000	1,220
KS Terminals, Inc.	7,000	15,220
Kuang Hong Arts Management, Inc.(1)	2,000	6,070
Kung Long Batteries Industrial Co. Ltd.	3,000	11,207
Kung Sing Engineering Corp.	29,000	9,739
Kuo Toong International Co. Ltd.	17,000	27,174
Kuo Yang Construction Co. Ltd.	5,000	2,679
KYE Systems Corp.	8,000	7,430
L&K Engineering Co. Ltd.	12,148	289,006
Lai Yih Footwear Co. Ltd.(1)	5,000	26,297
Lang, Inc.(1)	2,000	3,202
Lanner Electronics, Inc.	7,000	18,053
Laser Tek Taiwan Co. Ltd.	5,000	16,634
Leadtrend Technology Corp.(1)	5,000	8,276
Lealea Enterprise Co. Ltd.(1)	23,000	5,145
Lelon Electronics Corp.	10,000	70,592
Lemtech Holdings Co. Ltd.	1,050	3,255
Li Peng Enterprise Co. Ltd.(1)	14,000	3,017
Lian HWA Food Corp.	11,000	27,908
Lida Holdings Ltd.	1,000	530
Lien Hwa Industrial Holdings Corp.	120,821	159,208
Life Travel & Tourist Service Co. Ltd.	2,000	5,609
Lingsen Precision Industries Ltd.(1)	31,000	30,542
Lintes Technology Co. Ltd.	1,035	10,399
Lion Travel Service Co. Ltd.	7,000	31,763
Liton Technology Corp.	8,000	18,542
Long Bon International Co. Ltd.(1)	9,000	3,319
Long Da Construction & Development Corp.	6,150	5,370
Longchen Paper & Packaging Co. Ltd.(1)	76,000	26,598
Longwell Co.	15,000	119,839
Loop Telecommunication International, Inc.	1,000	1,657
Lotus Pharmaceutical Co. Ltd.	15,195	89,047
Loyalty Founder Enterprise Co. Ltd.	4,000	3,071
Lumax International Corp. Ltd.	5,000	18,354
Lung Yen Life Service Corp.(1)	10,000	15,916

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Lungteh Shipbuilding Co. Ltd.	2,000	$8,854
Luxe Green Energy Technology Co. Ltd.(1)	9,947	5,360
LuxNet Corp.	7,051	135,472
M3 Technology, Inc.	1,000	2,551
Macauto Industrial Co. Ltd.(1)	1,000	1,702
Machvision, Inc.	1,100	23,643
Macnica Galaxy, Inc.	1,000	3,499
Macroblock, Inc.	1,000	1,599
Macronix International Co. Ltd.(1)	198,000	786,232
Magnate Technology Co. Ltd.	6,000	12,596
Makalot Industrial Co. Ltd.	17,000	104,193
Man Zai Industrial Co. Ltd.	1,102	1,041
Marketech International Corp.	7,000	106,962
Materials Analysis Technology, Inc.	3,044	23,715
Mayer Steel Pipe Corp.	8,200	5,634
Mechema Chemicals International Corp.	2,000	4,694
Mega Union Technology, Inc.	6,500	146,876
Mercuries & Associates Holding Ltd.(1)	50,000	27,577
Mercuries Data Systems Ltd.	2,000	1,408
Mercuries Life Insurance Co. Ltd.(1)	336,688	109,524
Merida Industry Co. Ltd.	11,000	28,391
Merry Electronics Co. Ltd.	22,120	54,936
Microbio Co. Ltd.(1)	22,000	10,436
Micro-Star International Co. Ltd.	93,000	454,406
Microtek International(1)	1,000	947
Mildef Crete, Inc.	3,000	11,967
MIN AIK Technology Co. Ltd.(1)	4,000	3,342
Mirle Automation Corp.(1)	9,000	51,055
Mitac Holdings Corp.(1)	83,000	241,951
momo.com, Inc.	4,000	31,161
MOSA Industrial Corp.(1)	7,776	4,117
Mosel Vitelic, Inc.(1)	10,000	12,641
Motech Industries, Inc.	16,000	12,125
MPI Corp.	3,000	484,653
MSSCORPS Co. Ltd.	2,000	32,759
My Humble House Hospitality Management Consulting	1,000	1,194
Myson Century, Inc.	45,727	51,879
Nak Sealing Technologies Corp.	1,000	3,657
Namchow Holdings Co. Ltd.	10,000	10,323
Nan Kang Rubber Tire Co. Ltd.	50,000	49,211
Nan Pao Resins Chemical Co. Ltd.	7,000	76,133
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	5,000	1,230
Nang Kuang Pharmaceutical Co. Ltd.	1,000	1,005
Nantex Industry Co. Ltd.	34,000	32,726
National Aerospace Fasteners Corp.	2,106	7,867
Neousys Technology, Inc.	1,049	6,834
Netronix, Inc.	2,000	5,585
Newmax Technology Co. Ltd.(1)	1,000	835
Nexcom International Co. Ltd.	2,000	4,292
Nextronics Engineering Corp.	1,000	4,130
Nichidenbo Corp.	6,000	33,073
Nidec Chaun-Choung Technology Corp.(1)	1,000	3,401
Nien Made Enterprise Co. Ltd.	12,000	141,419

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Niko Semiconductor Co. Ltd.	3,266	$6,486
Nova Technology Corp.	3,000	26,343
Nuvoton Technology Corp.(1)	12,000	45,375
O-Bank Co. Ltd.	108,000	35,236
Ocean Plastics Co. Ltd.(1)	9,000	9,156
OK Biotech Co. Ltd.(1)	1,000	459
Optimax Technology Corp.	12,000	8,606
Orient Semiconductor Electronics Ltd.	40,000	54,852
Oriental Union Chemical Corp.(1)	65,000	33,469
O-TA Precision Industry Co. Ltd.	1,000	1,585
Pacific Construction Co.	7,000	1,889
Pan Asia Chemical Corp.	17,425	18,345
Pan German Universal Motors Ltd.	1,000	7,264
Pan Jit International, Inc.	30,000	142,862
Pan-International Industrial Corp.	29,000	42,769
Parade Technologies Ltd.	6,000	109,337
Parpro Corp.	6,000	18,888
Patec Precision Industry Co. Ltd.	1,140	4,356
PCL Technologies, Inc.	1,000	5,516
P-Duke Technology Co. Ltd.(1)	7,000	28,462
Pegavision Corp.	4,000	50,361
PharmaEngine, Inc.	10,000	18,598
Phihong Technology Co. Ltd.(1)	28,000	20,651
Phoenix Silicon International Corp.	18,000	136,689
Phoenix Tours International, Inc.	1,155	1,637
Pixart Imaging, Inc.	14,000	84,727
Planet Technology Corp.	2,000	10,332
Podak Co. Ltd.	1,050	1,825
Polytronics Technology Corp.	4,000	9,886
Posiflex Technology, Inc.	4,000	24,215
Potens Semiconductor Corp.	1,000	4,809
Pou Chen Corp.	248,000	194,216
Power Wind Health Industry, Inc.	4,000	21,191
Poya International Co. Ltd.	86,000	203,359
President Securities Corp.	105,700	165,000
Primax Electronics Ltd.	42,000	78,633
Prince Housing & Development Corp.	24,000	6,280
Progate Group Corp.	2,000	9,865
Promate Electronic Co. Ltd.(1)	18,799	28,502
Prosperity Dielectrics Co. Ltd.(1)	2,000	15,505
Qisda Corp.	58,000	51,806
QST International Corp.	1,207	1,488
Qualipoly Chemical Corp.	5,000	32,745
Quang Viet Enterprise Co. Ltd.(1)	2,146	4,009
Quanta Storage, Inc.	3,000	6,352
Quaser Machine Tools, Inc.(1)	1,000	1,283
Quintain Steel Co. Ltd.(1)	6,000	1,727
Radiant Opto-Electronics Corp.	13,500	38,815
Radium Life Tech Co. Ltd.	60,000	18,827
Rafael Microelectronics, Inc.	2,000	8,130
Raydium Semiconductor Corp.	6,000	41,420
Rechi Precision Co. Ltd.	21,000	15,788
Rectron Ltd.	2,000	2,782

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Rexon Industrial Corp. Ltd.	12,000	$12,626
Rich Development Co. Ltd.	17,510	4,266
Richmond International Travel & Tours Co. Ltd.	2,600	4,817
RichWave Technology Corp.	4,000	11,448
RiTdisplay Corp.	2,020	1,965
Ritek Corp.(1)	61,000	21,367
Ruentex Development Co. Ltd.(1)	137,000	120,088
Ruentex Engineering & Construction Co.	10,680	57,581
Ruentex Industries Ltd.	74,000	130,548
Run Long Construction Co. Ltd.	9,000	9,673
Sakura Development Co. Ltd.	26,840	30,575
Sampo Corp.	8,000	5,864
San Fang Chemical Industry Co. Ltd.	17,000	16,373
San Far Property Ltd.	7,000	3,806
San Fu Chemical Co. Ltd.	3,000	11,155
Sanyang Motor Co. Ltd.	51,000	101,437
Savior Lifetec Corp.	27,768	17,280
Scientech Corp.	5,000	114,024
ScinoPharm Taiwan Ltd.	30,000	17,974
SDI Corp.	11,000	80,562
Sea Sonic Electronics Co. Ltd.	1,000	1,885
Senao Networks, Inc.	2,000	7,720
Sensortek Technology Corp.	2,000	9,550
Sercomm Corp.	21,000	51,060
Sesoda Corp.	26,000	41,505
Sheng Yu Steel Co. Ltd.	2,000	1,384
ShenMao Technology, Inc.	2,000	7,057
Shieh Yih Machinery Industry Co. Ltd.(1)	3,000	2,486
Shih Her Technologies, Inc.	3,146	17,703
Shih Wei Navigation Co. Ltd.(1)	4,000	2,138
Shihlin Electric & Engineering Corp.	27,000	170,123
Shin Ruenn Development Co. Ltd.	15,910	16,046
Shin Zu Shing Co. Ltd.	18,159	122,455
Shining Building Business Co. Ltd.(1)	9,000	2,059
Shinkong Insurance Co. Ltd.	18,000	90,169
Shinkong Synthetic Fibers Corp.	97,000	75,202
Shiny Chemical Industrial Co. Ltd.	11,200	57,869
ShunSin Technology Holding Ltd.	1,000	14,374
Shuttle, Inc.	22,000	10,642
Sigurd Microelectronics Corp.(1)	66,000	433,684
Silicon Integrated Systems Corp.	30,000	48,327
Silicon Optronics, Inc.	1,000	1,856
Simplo Technology Co. Ltd.	14,000	178,225
Sinbon Electronics Co. Ltd.(1)	13,000	128,090
Sincere Navigation Corp.	36,000	40,137
Singatron Enterprise Co. Ltd.	4,000	3,774
Sinmag Equipment Corp.	1,000	3,341
Sino-American Silicon Products, Inc.	51,000	286,034
Sinon Corp.	38,000	47,857
Sinopower Semiconductor, Inc.	1,000	7,698
Sinphar Pharmaceutical Co. Ltd.	3,606	3,485
Sinyi Realty, Inc.	5,000	3,178
Sitronix Technology Corp.	10,000	91,098

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Siward Crystal Technology Co. Ltd.(1)	6,000	$13,984
Sixxon Tech Co. Ltd.(1)	2,000	10,694
Skardin Industrial Corp.(1)	2,000	1,570
Soft-World International Corp.(1)	1,000	3,098
Solar Applied Materials Technology Corp.	44,000	142,788
Solomon Technology Corp.	4,000	18,212
Solteam, Inc.	3,000	4,680
Sonix Technology Co. Ltd.	5,000	9,645
Speed Tech Corp.	8,807	7,780
Spirox Corp.	1,000	3,797
Sporton International, Inc.	8,000	48,541
Sports Gear Co. Ltd.	5,000	10,242
St. Shine Optical Co. Ltd.(1)	3,000	9,309
Standard Chemical & Pharmaceutical Co. Ltd.	2,200	3,933
Standard Foods Corp.	27,000	24,554
Stark Technology, Inc.	10,000	49,474
Starlux Airlines Co. Ltd.(1)	98,000	64,547
S-Tech Corp.	13,000	7,375
STL Technology Co. Ltd.	5,000	40,809
Sumeeko Industries Co. Ltd.	1,000	1,700
Sun Yad Construction Co. Ltd.(1)	25,000	8,625
Sunfun Info Co. Ltd.	9,000	6,921
Sunko INK Co. Ltd.(1)	15,000	9,718
SunMax Biotechnology Co. Ltd.	2,000	25,345
Sunny Friend Environmental Technology Co. Ltd.	2,000	4,785
Sunonwealth Electric Machine Industry Co. Ltd.	25,114	142,090
Sunplus Innovation Technology, Inc.(1)	1,026	4,350
Sunplus Technology Co. Ltd.(1)	31,000	24,660
Sunrex Technology Corp.	6,000	6,922
Sunspring Metal Corp.(1)	3,000	1,801
Sunty Development Co. Ltd.	5,000	2,176
Superalloy Industrial Co. Ltd.	22,000	45,773
Supreme Electronics Co. Ltd.	34,201	97,846
Swancor Holding Co. Ltd.	6,000	19,396
Symtek Automation Asia Co. Ltd.	2,000	9,361
Syncmold Enterprise Corp.	8,000	19,285
Synmosa Biopharma Corp.	53,058	49,829
Synpower Co. Ltd.	1,000	5,405
Syscom Computer Engineering Co.	3,000	4,944
Sysgration	11,000	18,631
Systex Corp.	16,000	92,531
T3EX Global Holdings Corp.	13,000	28,199
TA Chen Stainless Pipe	187,000	287,630
Ta Liang Technology Co. Ltd.	3,000	75,004
Ta Ya Electric Wire & Cable	69,630	82,525
TA-I Technology Co. Ltd.	6,000	23,386
Tai Tung Communication Co. Ltd.	3,000	1,508
Taichung Commercial Bank Co. Ltd.	512,571	307,766
TaiDoc Technology Corp.	6,608	26,552
Taiflex Scientific Co. Ltd.	14,137	145,595
TaiMed Biologics, Inc.(1)	22,000	43,281
Taimide Tech, Inc.	15,000	35,203
Tainan Enterprises Co. Ltd.	3,000	1,891

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Tainan Spinning Co. Ltd.	126,000	$55,190
Tai-Saw Technology Co. Ltd.	3,000	4,525
TaiSol Electronics Co. Ltd.	2,000	4,040
Taisun Enterprise Co. Ltd.	4,000	1,829
Taita Chemical Co. Ltd.	30,000	12,729
TAI-TECH Advanced Electronics Co. Ltd.	4,000	27,172
Taiwan Acceptance Corp.	23,000	63,005
Taiwan Cogeneration Corp.	49,505	87,263
Taiwan Fertilizer Co. Ltd.	71,000	99,691
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	15,436
Taiwan FU Hsing Industrial Co. Ltd.	4,000	4,842
Taiwan Hon Chuan Enterprise Co. Ltd.	33,222	137,716
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	18,449	26,702
Taiwan Kong King Co. Ltd.	2,000	3,006
Taiwan Line Tek Electronic	1,000	648
Taiwan Mask Corp.(1)	24,010	29,536
Taiwan Navigation Co. Ltd.	26,000	25,366
Taiwan Paiho Ltd.	29,000	38,230
Taiwan PCB Techvest Co. Ltd.	18,000	18,661
Taiwan Sakura Corp.	14,000	36,625
Taiwan Secom Co. Ltd.	30,900	103,232
Taiwan Semiconductor Co. Ltd.	21,000	62,815
Taiwan Shin Kong Security Co. Ltd.	31,000	38,406
Taiwan Speciality Chemicals Corp.	8,000	65,063
Taiwan Styrene Monomer(1)	50,000	13,786
Taiwan Surface Mounting Technology Corp.	26,000	163,423
Taiwan Takisawa Technology Co. Ltd.(1)	1,000	1,248
Taiwan TEA Corp.(1)	29,000	10,195
Taiwan Union Technology Corp.	12,000	542,177
Taiwan-Asia Semiconductor Corp.(1)	30,000	31,767
Tatung Co. Ltd.(1)	125,000	110,470
TBI Motion Technology Co. Ltd.(1)	8,000	14,895
TCI Co. Ltd.	10,000	39,707
Te Chang Construction Co. Ltd.	3,397	7,592
Team Group, Inc.	7,000	60,911
Test Research, Inc.	14,000	128,158
Thinking Electronic Industrial Co. Ltd.	5,000	39,718
Thintech Materials Technology Co. Ltd.(1)	3,000	5,837
Thye Ming Industrial Co. Ltd.	5,737	12,625
Tian Zheng International Precision Machinery Co. Ltd.(1)	1,000	6,110
Tigerair Taiwan Co. Ltd.	6,000	10,624
Ton Yi Industrial Corp.	75,000	36,044
Tong Hsing Electronic Industries Ltd.(1)	16,000	106,930
Tong Yang Industry Co. Ltd.	26,000	67,588
Tong-Tai Machine & Tool Co. Ltd.(1)	12,000	11,533
Top Bright Holding Co. Ltd.	2,000	16,393
Topco Scientific Co. Ltd.	16,000	259,744
Topco Technologies Corp.	4,000	11,530
Topkey Corp.	9,000	45,942
Topoint Technology Co. Ltd.	9,142	125,215
TPK Holding Co. Ltd.	27,000	57,988
Transcend Information, Inc.	9,000	83,540
Trigold Holdings Ltd.	3,382	7,114

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Trusval Technology Co. Ltd.	2,050	$14,050
Tsang Yow Industrial Co. Ltd.	1,000	905
TSEC Corp.(1)	24,000	19,651
TSRC Corp.	59,000	52,805
Ttet Union Corp.	5,000	24,737
TTY Biopharm Co. Ltd.	21,000	51,500
Tung Ho Steel Enterprise Corp.	51,000	129,915
Tung Thih Electronic Co. Ltd.	6,144	8,393
Twinhead International Corp.	1,430	2,980
TXC Corp.(1)	31,000	181,232
TYC Brother Industrial Co. Ltd.	13,000	11,474
Tyntek Corp.	14,000	43,139
TZE Shin International Co. Ltd.	3,000	1,404
U-BEST Innovative Technology Co. Ltd.	15,395	5,406
Ubright Optronics Corp.	1,000	1,734
UDE Corp.	7,000	26,146
Ultra Chip, Inc.(1)	3,000	7,780
U-Ming Marine Transport Corp.	37,000	88,738
Unic Technology Corp.	10,000	8,840
Union Bank of Taiwan	109,180	69,699
Union Insurance Co. Ltd.	1,000	1,231
Unitech Electronics Co. Ltd.	1,000	1,036
Unitech Printed Circuit Board Corp.	45,956	64,354
United Alloy-Tech Co.	10,903	24,992
United Fiber Optical Communication, Inc.(1)	4,000	4,589
United Orthopedic Corp.	6,000	15,463
United Renewable Energy Co. Ltd.(1)	61,000	34,957
Univacco Technology, Inc.	4,000	6,519
Universal Cement Corp.	19,220	16,147
Universal Microelectronics Co. Ltd.	2,000	2,722
Universal Microwave Technology, Inc.(1)	4,000	174,124
Universal Vision Biotechnology Co. Ltd.	6,000	27,129
UPC Technology Corp.(1)	75,000	28,735
UPI Semiconductor Corp.	5,000	29,649
Userjoy Technology Co. Ltd.(1)	3,465	7,768
USI Corp.	84,000	33,489
Usun Technology Co. Ltd.(1)	3,000	19,673
Utechzone Co. Ltd.(1)	2,000	16,425
UVAT Technology Co. Ltd.	1,000	2,537
Ventec International Group Co. Ltd.	3,000	25,986
VIA Labs, Inc.	2,000	6,336
Via Technologies, Inc.	15,000	34,380
Viking Tech Corp.	4,000	11,137
Visco Vision, Inc.	4,000	32,063
VisEra Technologies Co. Ltd.	1,000	14,734
Visual Photonics Epitaxy Co. Ltd.	16,000	240,677
Vizionfocus, Inc.	4,000	27,098
Voltronic Power Technology Corp.(1)	4,000	130,539
VSO Electronics Co. Ltd.	2,000	10,461
Wafer Works Corp.(1)	61,255	203,687
Waffer Technology Corp.	11,000	13,506
Wah Hong Industrial Corp.	1,000	1,496
Wah Lee Industrial Corp.	15,000	60,515

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Walsin Technology Corp.	25,000	$232,399
Walton Advanced Engineering, Inc.	7,000	10,066
Waste Recovery Technology, Inc.	1,000	11,158
We & Win Development Co. Ltd.(1)	3,000	1,088
We&Win Diversification Co. Ltd.(1)	1,000	472
Weikeng Industrial Co. Ltd.	41,000	57,548
Well Shin Technology Co. Ltd.	3,000	3,753
Welldone Co.	6,000	9,106
Wendell Industrial Co. Ltd.	1,000	5,958
Wholetech System Hitech Ltd.	7,000	26,696
Win Semiconductors Corp.	36,000	508,305
Winmate, Inc.	3,000	17,194
Winstek Semiconductor Co. Ltd.	3,000	16,835
WinWay Technology Co. Ltd.	1,000	198,010
Wisdom Marine Lines Co. Ltd.	40,000	118,640
Wiselink Co. Ltd.	33,288	100,613
WITS Corp.	2,000	7,723
WNC Corp.	21,000	161,503
Wonderful Hi-Tech Co. Ltd.	12,000	26,699
Wowprime Corp.	9,000	66,784
WUS Printed Circuit Co. Ltd.	14,000	70,358
WW Holding, Inc.	1,000	1,428
XinTec, Inc.	13,000	173,025
Xxentria Technology Materials Corp.	4,180	5,554
Yankey Engineering Co. Ltd.	7,018	136,024
YC INOX Co. Ltd.	41,000	26,562
YCC Parts Manufacturing Co. Ltd.	1,000	1,350
Yea Shin International Development Co. Ltd.	2,150	1,430
Yem Chio Co. Ltd.	26,520	12,593
Yen Sun Technology Corp.(1)	4,000	5,831
Yeong Guan Energy Technology Group Co. Ltd.(1)	1,135	149
YFC-Boneagle Electric Co. Ltd.	3,000	2,452
YFY, Inc.	59,000	55,544
Yi Jinn Industrial Co. Ltd.	2,100	950
Yieh Phui Enterprise Co. Ltd.(1)	56,320	25,127
Young Fast Optoelectronics Co. Ltd.(1)	4,000	6,691
Young Optics, Inc.(1)	1,000	2,847
Youngtek Electronics Corp.	5,000	12,293
Yuan High-Tech Development Co. Ltd.	1,000	4,740
Yuanta Futures Co. Ltd.	4,384	12,033
Yulon Motor Co. Ltd.	50,000	46,819
Yungshin Construction & Development Co. Ltd.	4,000	6,665
YungShin Global Holding Corp.	17,000	29,891
Zen Voce Corp.	1,000	3,367
Zenitron Corp.	18,359	37,414
Zero One Technology Co. Ltd.	10,000	35,618
Zhong Yang Technology Co. Ltd.(1)	7,000	9,706
Zig Sheng Industrial Co. Ltd.(1)	7,000	2,208
ZillTek Technology Corp.	2,000	12,639
Zinwell Corp.(1)	4,000	5,389
Zippy Technology Corp.	11,000	18,891
Zyxel Group Corp.	18,000	23,626
		38,461,063

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Thailand — 1.9%
AAPICO Hitech PCL, NVDR	19,700	$9,316
AEON Thana Sinsap Thailand PCL, NVDR	11,500	35,010
Amata Corp. PCL, NVDR	104,400	102,976
AP Thailand PCL, NVDR	225,000	55,615
Asia Aviation PCL, NVDR(1)	444,000	13,760
Asian Sea Corp. PCL, NVDR	34,300	7,546
B Grimm Power PCL, NVDR	12,200	7,459
Bangchak Corp. PCL, NVDR	17,638	29,648
Bangkok Airways PCL, NVDR	19,100	10,966
Bangkok Chain Hospital PCL, NVDR	16,800	5,414
Bangkok Land PCL, NVDR	148,200	2,546
Bangkok Life Assurance PCL, NVDR	8,800	6,451
BCPG PCL, NVDR	20,300	4,524
BEC World PCL, NVDR	72,400	4,321
BTS Group Holdings PCL, NVDR(1)	84,700	5,310
Carabao Group PCL, NVDR	21,200	34,810
Central Plaza Hotel PCL, NVDR	46,200	60,044
CH Karnchang PCL, NVDR	148,300	81,697
Chularat Hospital PCL, NVDR	610,200	26,676
CK Power PCL, NVDR	209,700	15,804
Dhipaya Group Holdings PCL, NVDR	15,800	12,029
Ditto Thailand PCL, NVDR	2,400	1,034
Dohome PCL, NVDR	16,300	1,748
Eastern Polymer Group PCL, NVDR	16,400	3,088
Energy Absolute PCL, NVDR(1)	660,300	57,261
Erawan Group PCL, NVDR	320,900	36,081
Forth Corp. PCL, NVDR	20,600	9,911
GFPT PCL, NVDR	57,700	17,304
Gunkul Engineering PCL, NVDR	547,200	84,872
Hana Microelectronics PCL, NVDR	84,100	119,415
Ichitan Group PCL, NVDR	78,500	32,646
IRPC PCL, NVDR	1,438,200	116,146
Jasmine International PCL, NVDR(1)	218,511	5,930
Jaymart Group Holdings PCL, NVDR	45,000	14,767
JMT Network Services PCL, NVDR	11,500	3,807
KCE Electronics PCL, NVDR	115,300	209,460
KGI Securities Thailand PCL, NVDR	15,000	2,252
Land & Houses PCL, NVDR	507,600	55,995
Major Cineplex Group PCL, NVDR	67,500	14,346
MBK PCL, NVDR	9,400	6,293
MC Group PCL, NVDR	30,000	10,223
Mega Lifesciences PCL, NVDR	18,700	20,305
MK Restaurants Group PCL, NVDR	38,700	24,832
Mono Next PCL, NVDR(1)	216,500	3,914
Muangthai Capital PCL, NVDR	7,200	6,773
Nex Point Parts PCL, NVDR(1)	144,800	4,317
Northeast Rubber PCL, NVDR	19,400	2,759
Origin Property PCL, NVDR	55,200	2,960
Osotspa PCL, NVDR	97,200	47,117
Plan B Media PCL, NVDR	216,400	42,688
Praram 9 Hospital PCL, NVDR	1,500	859
Precious Shipping PCL, NVDR	106,200	32,659

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Prima Marine PCL, NVDR	45,700	$12,952
PTG Energy PCL, NVDR	129,800	29,926
Quality Houses PCL, NVDR	1,451,100	62,114
R&B Food Supply PCL, NVDR	31,900	5,048
Ratchthani Leasing PCL, NVDR	42,200	2,671
Regional Container Lines PCL, NVDR	52,000	68,985
Rojana Industrial Park PCL, NVDR	96,300	17,118
Sabina PCL, NVDR	19,700	9,207
Samart Corp. PCL, NVDR	118,400	20,330
Sansiri PCL, NVDR	1,176,800	51,786
Sappe PCL, NVDR	17,400	18,350
SC Asset Corp. PCL, NVDR	176,100	10,723
Siam Global House PCL, NVDR	115,100	24,091
Singer Thailand PCL, NVDR(1)	39,300	13,615
SiS Distribution Thailand PCL, NVDR	3,600	2,549
SISB PCL, NVDR	1,600	446
Sri Trang Agro-Industry PCL, NVDR	144,900	100,041
Srisawad Corp. PCL, NVDR	7,600	5,400
Star Petroleum Refining PCL, NVDR	263,900	105,070
Stecon Group PCL, NVDR	222,500	123,196
Supalai PCL, NVDR	12,200	5,921
Susco PCL, NVDR	104,500	8,067
Synnex Thailand PCL, NVDR	2,600	791
Thai Union Group PCL, NVDR	28,800	10,930
Thaicom PCL, NVDR(1)	39,800	13,069
Thaifoods Group PCL, NVDR	157,200	47,338
Thoresen Thai Agencies PCL, NVDR	186,300	31,725
TIDLOR Holdings PCL, NVDR	24,900	14,549
Tipco Asphalt PCL, NVDR	65,700	35,248
TOA Paint Thailand PCL, NVDR	70,900	33,088
TPI Polene PCL, NVDR	69,000	1,892
TTW PCL, NVDR	22,100	6,998
VGI PCL, NVDR(1)	190,416	5,790
Xspring Capital PCL, NVDR(1)	1,172,000	19,074
		2,441,782
Turkey — 1.6%
A1 Capital Yatirim Menkul Degerler AS(1)	25,604	4,254
Adese Gayrimenkul Yatirim AS(1)	484,145	8,507
Afyon Cimento Sanayi TAS	13,671	3,574
AG Anadolu Grubu Holding AS	5,027	3,324
Agesa Hayat ve Emeklilik AS	3,362	18,182
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	9,081	7,152
Akcansa Cimento AS	4,897	24,508
Akenerji Elektrik Uretim AS(1)	13,849	3,019
Akfen Yenilenebilir Enerji AS(1)	44,032	20,683
Aksa Akrilik Kimya Sanayii AS	18,778	4,189
Aksa Enerji Uretim AS(1)	5,415	8,905
Aksigorta AS(1)	46,837	6,036
Alarko Holding AS	1,951	4,377
Albaraka Turk Katilim Bankasi AS	167,795	30,152
Alcatel-Lucent Teletas Telekomunikasyon AS(1)	192	460
Alkim Alkali Kimya AS(1)	9,849	3,160
Alkim Kagit Sanayi ve Ticaret AS(1)	1,204	203

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Anadolu Anonim Turk Sigorta Sirketi	19,278	$10,870
Anadolu Efes Biracilik Ve Malt Sanayii AS	133,339	49,250
Anadolu Hayat Emeklilik AS	8,605	18,553
Anatolia Tani VE Biyoteknoloji Urunleri Arastirma Gelistirme Sanayi VE TicaretAS(1)	390	73
Arcelik AS(1)	1,178	2,211
ARD Grup Bilisim Teknolojileri AS	9,605	17,218
Arsan Holding AS(1)	19,746	1,801
Atp Yazilim ve Teknoloji AS	2,528	15,658
Aydem Yenilenebilir Enerji AS, Class A(1)	5,095	2,780
Aygaz AS	3,951	27,430
Bagfas Bandirma Gubre Fabrikalari AS(1)	9,057	4,959
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(1)	261,430	22,152
Baticim Cimento Sanayi Anonim Sirketi(1)	69,486	37,848
Bera Holding AS(1)	94,754	26,667
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(1)	22,348	5,925
Biotrend Cevre VE Enerji Yatirimlari AS(1)	21,888	8,663
Birlesim Muhendislik Isitma Sogutma Havalandirma Sanayi VE Ticaret AS(1)	1,935	982
BMS Birlesik Metal Sanayi VE Ticaret AS(1)	687	619
Bogazici Beton Sanayi Ve Ticaret AS	10,065	4,170
Borlease Otomotiv AS(1)	1,881	165
Bursa Cimento Fabrikasi AS(1)	92,905	11,007
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar(1)	22,680	2,724
Cagdas Cam Sanayi ve Ticaret AS(1)	630	456
Can2 Termik AS(1)	53,027	1,514
Cemas Dokum Sanayi AS(1)	58,528	4,973
Cemtas Celik Makina Sanayi Ve Ticaret AS	9,443	1,711
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(1)	33	1,056
Cimsa Cimento Sanayi VE Ticaret AS	4,941	4,574
Creditwest Faktoring AS(1)	512	265
CVK Maden Isletmeleri Sanayi VE Ticaret AS(1)	12,038	4,177
Dardanel Onentas Gida Sanayi AS(1)	7,484	254
DMR Unlu Mamuller Uretim Gida Toptan Perakende Ihracat AS(1)	52,848	12,809
Dogan Sirketler Grubu Holding AS	24,269	11,111
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(1)	37,065	5,586
Dogus Otomotiv Servis ve Ticaret AS	1,128	3,826
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	804	230
Ebebek Magazacilik AS	5,250	9,228
EGE Endustri VE Ticaret AS(1)	137	14,402
EGE Gubre Sanayii AS	5,871	13,610
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	15,974	25,724
Eksun Gida Tarim Sanayi Ve Ticaret AS(1)	4,155	532
Elite Naturel Organik Gida Sanayi VE Ticaret AS	1,497	845
Enerya Enerji AS	136,948	28,043
Erbosan Erciyas Boru Sanayii ve Ticaret AS	450	1,393
Escar Turizm Tasimacilik Ticaret AS	9,150	8,108
Esenboga Elektrik Uretim AS(1)	88,500	6,654
Europap Tezol Kagit Sanayi VE Ticaret AS	17,962	3,477
Europen Endustri Insaat Sanayi VE Ticaret AS(1)	159,361	12,917
Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS(1)	12,820	27,216
Fenerbahce Futbol AS(1)	28,152	1,826
Fonet Bilgi Teknolojileri AS(1)	30,003	3,109
Galata Wind Enerji AS	821	385
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS(1)	930,409	20,999

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Garanti Faktoring AS(1)	4,956	$2,810
Gedik Yatirim Menkul Degerler AS	5,511	689
Gelecek Varlik Yonetimi AS	1,515	1,637
Gentas Genel Metal Sanayi ve Ticaret AS	55,025	5,852
Gimat Magazacilik Sanayi Ve Ticaret AS	4,298	3,883
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(1)	22,978	43,842
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	23,079	8,425
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	1,237	7,731
Goodyear Lastikleri TAS	13,071	707
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	16,672	7,672
GSD Holding AS(1)	20,260	1,926
Gubre Fabrikalari TAS(1)	4,539	45,269
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	2,989	18,548
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(1)	3,330	6,377
HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS(1)	4,901	8,205
Hektas Ticaret TAS(1)	289,684	16,385
Hitit Bilgisayar Hizmetleri AS(1)	11,718	8,710
Horoz Lojistik Kargo Hizmetleri Ve Ticaret AS(1)	650	786
Ihlas Holding AS(1)	228,756	5,071
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	28,935	7,120
Info Yatirim AS(1)	10,337	1,262
Is Finansal Kiralama AS(1)	32,593	13,118
Is Yatirim Menkul Degerler AS	11,930	8,209
Isik Plastik Sanayi Ve Dis Ticaret Pazarlama AS	1	—
Izmir Demir Celik Sanayi AS(1)	16,867	4,383
Jantsa Jant Sanayi Ve Ticaret AS(1)	8,748	2,809
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	13,254	7,329
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS(1)	919	462
Karel Elektronik Sanayi ve Ticaret AS(1)	2,390	424
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	19,723	4,039
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(1)	265,195	11,261
Kervan Gida Sanayi Ve Ticaret AS	134,267	6,284
KOC Metalurji AS(1)	117,543	11,292
Kocaer Celik Sanayi Ve Ticaret AS	30,914	10,179
Konya Cimento Sanayii AS(1)	50	4,021
Konya Kagit Sanayi VE Ticaret AS(1)	3,870	812
Kordsa Teknik Tekstil AS(1)	3,555	6,194
Kutahya Seker Fabrikasi AS	247	407
Lila Kagit Sanayi ve Ticaret AS	5,681	3,425
Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret AS	30,545	3,423
Logo Yazilim Sanayi Ve Ticaret AS	6,032	16,751
Lydia Holding AS(1)	8,344	25,573
Margun Enerji Uretim Sanayi VE Ticaret AS(1)	22,598	16,272
Marmara Holding AS(1)	102,511	4,791
Marmaris Altinyunus Turistik Tesisler AS(1)	168	3,546
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	58,676	44,804
Meditera Tibbi Malzeme Sanayi VE Ticaret AS	1,501	786
Menderes Tekstil Sanayi ve Ticaret AS(1)	2,003	483
MIA Teknoloji AS(1)	30,449	17,839
Migros Ticaret AS	1,230	13,586
MLP Saglik Hizmetleri AS(1)	4,915	42,871
Naturel Yenilenebilir Enerji Ticaret AS(1)	33,582	3,816
Naturelgaz Sanayi ve Ticaret AS	9,723	2,345

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
NET Holding AS(1)	46,477	$41,236
Nuh Cimento Sanayi AS	6,610	29,578
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	157,580	23,899
Orge Enerji Elektrik Taahhut AS(1)	34,660	17,253
Osmanli Yatirim Menkul Degerler AS	2,330	345
Oyak Cimento Fabrikalari AS	9,391	4,370
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	334	284
Parsan Makina Parcalari Sanayii AS(1)	1,425	2,083
Pegasus Hava Tasimaciligi AS(1)	4,908	14,923
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	9,883	2,699
Petkim Petrokimya Holding AS(1)	18,645	7,749
Pinar Entegre Et ve Un Sanayi AS	1,504	372
Pinar SUT Mamulleri Sanayii AS(1)	5,476	1,337
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	5,034	2,092
Polisan Holding AS(1)	37,488	16,929
Qua Granite Hayal(1)	149,683	9,867
Ral Yatirim Holding AS(1)	3,141	17,615
Reeder Teknoloji Sanayi VE Ticaret AS(1)	3,920	468
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	154,435	92,238
Sanko Pazarlama Ithalat Ihracat AS(1)	335	132
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	4,197	2,177
Sasa Polyester Sanayi AS(1)	1,031,957	50,293
Sekerbank Turk AS	194,819	25,199
Selcuk Ecza Deposu Ticaret ve Sanayi AS	9,856	68,133
Sok Marketler Ticaret AS(1)	33,455	38,367
SUN Tekstil Sanayi Ve Ticaret AS	12,422	8,736
Suwen Tekstil Sanayi Pazarlama AS	40,623	5,064
TAB Gida Sanayi Ve Ticaret AS, Class A	699	3,409
Tatlipinar Enerji Uretim AS(1)	19,336	3,377
TAV Havalimanlari Holding AS	2,014	11,045
Tekfen Holding AS	16,656	72,164
Tera Yatirim Teknoloji Holding AS(1)	21,852	16,323
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	376,045	8,500
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	14,846	44,459
Trust Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	9,573	21,141
Tukas Gida Sanayi ve Ticaret AS(1)	256,069	10,718
Tumosan Motor ve Traktor Sanayi AS(1)	4,425	6,868
Turcas Holding AS	17,803	17,388
Tureks Turizm Tasimacilik AS(1)	20,357	2,719
Turk Altin Isletmeleri AS(1)	54,158	59,283
Turk Prysmian Kablo ve Sistemleri AS(1)	263	169
Turkiye Sigorta AS	103,084	12,741
Turkiye Sinai Kalkinma Bankasi AS	110,478	25,002
Turkiye Sise ve Cam Fabrikalari AS	80,129	65,736
Ulker Biskuvi Sanayi AS	2,088	3,888
Ulusoy Un Sanayi ve Ticaret AS(1)	34,938	6,141
Usak Seramik Sanayii AS(1)	247,362	6,252
Vakif Finansal Kiralama AS(1)	179,839	4,355
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	9,638	13,275
Vestel Beyaz Esya Sanayi ve Ticaret AS(1)	21,452	2,376
Vestel Elektronik Sanayi ve Ticaret AS(1)	12,168	5,781
Yaprak Sut ve Besi Ciftlikleri San. Ve Tic. AS	9,051	2,016
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS(1)	2,962	1,885

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
Yayla Agro Gida Sanayi VE Nakliyat AS(1)	9,837	$2,064
YEO Teknoloji Enerji VE Endustri AS(1)	51,474	36,566
Yunsa Yunlu Sanayi VE Ticare AS	7,264	1,207
Zorlu Enerji Elektrik Uretim AS(1)	226,547	10,886
		2,109,033
United Arab Emirates — 1.2%
Abu Dhabi National Hotels	856,788	95,257
Ajman Bank PJSC	194,066	75,066
Amanat Holdings PJSC	50,012	19,952
Amlak Finance PJSC	107,839	34,739
Dana Gas PJSC	1,805,315	409,120
Deyaar Development PJSC	227,766	43,847
Dubai Taxi Co. PJSC	108,367	66,840
Eshraq Investments PJSC(1)	200,000	31,474
Etihad Energy Holding PJSC(1)	76,117	65,119
Gulf Pharmaceutical Industries PSC(1)	57,049	16,073
Islamic Arab Insurance Co.(1)	74,671	26,775
Lulu Retail Holdings PLC	805,726	210,689
Manazel PJSC(1)	267,729	24,783
National Central Cooling Co. PJSC	68,905	47,073
RAK Properties PJSC(1)	396,818	114,701
Sharjah Islamic Bank	183,522	146,036
Space42 PLC(1)	198,174	98,974
Union Properties PJSC	703,020	104,589
		1,631,107
TOTAL COMMON STOCKS (Cost $118,140,009)		131,934,959
WARRANTS — 0.0%
Malaysia — 0.0%
AirAsia Group Bhd.(1)	2,750	181
Berjaya Corp. Bhd.(1)	95,337	711
Berjaya Food Bhd.(1)	9,342	58
Dagang NeXchange Bhd.(1)	44,400	3,198
Globetronics Technology Bhd.(1)	13,750	427
NEXG Bhd.(1)	40,600	1,009
Supermax Corp. Bhd.(1)	4,080	91
VS Industry Bhd.(1)	9,180	11
		5,686
Thailand — 0.0%
Jasmine International PCL, NVDR(1)	125,306	414
Origin Property PCL, NVDR(1)	8,425	46
		460
TOTAL WARRANTS (Cost $—)		6,146
RIGHTS — 0.0%
Brazil — 0.0%
Movida Participacoes SA(1) (Cost $—)	1,278	210
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,232	60,232

Schedule of Investments - Avantis Emerging Markets Small Cap Equity ETF

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,237,147	$1,237,147
TOTAL SHORT-TERM INVESTMENTS (Cost $1,297,379)		1,297,379
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $119,437,388)		133,238,694
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,081,584)
TOTAL NET ASSETS — 100.0%		$132,157,110

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	23.6%
Industrials	15.6%
Materials	11.6%
Consumer Discretionary	10.9%
Financials	10.7%
Health Care	7.9%
Consumer Staples	6.5%
Communication Services	4.1%
Real Estate	4.0%
Utilities	2.9%
Energy	2.0%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $4,881,667. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,207,386, which includes securities collateral of $3,970,239.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,494,702	$129,440,257	—
Warrants	—	6,146	—
Rights	—	210	—
Short-Term Investments	1,297,379	—	—
	$3,792,081	$129,446,613	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Emerging Markets Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.9%
Brazil — 3.8%
Allied Tecnologia SA	16,300	$15,981
Aura Minerals, Inc.	6,489	542,351
Automob Participacoes SA(1)	6,822	15,575
Azzas 2154 SA	55,800	160,242
Banco ABC Brasil SA, Preference Shares	37,340	167,403
Banco ABC Brasil SA, Preference Shares(1)	1,343	5,884
Banco Bradesco SA	20,900	60,785
Banco Bradesco SA, ADR	49,238	161,501
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	177,300	481,783
BB Seguridade Participacoes SA	39,100	304,179
Bradsaude SA	27,000	72,013
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,707
Brava Energia	378,780	1,263,197
C&A Modas SA	10,000	15,960
Camil Alimentos SA	11,900	11,598
Cury Construtora e Incorporadora SA	185,300	1,164,037
CVC Brasil Operadora e Agencia de Viagens SA(1)	438,100	156,418
Dimed SA -Distribuidora De Medicamentos	90,400	209,882
EcoRodovias Infraestrutura e Logistica SA	364,100	512,258
Even Construtora e Incorporadora SA	111,400	92,232
Gerdau SA, ADR	448,845	2,069,175
Grupo Mateus SA	246,300	221,033
Grupo Multi SA	50,300	18,444
Guararapes Confeccoes SA	31,731	43,173
Hidrovias do Brasil SA(1)	323,334	215,284
Inter & Co., Inc., Class A	77,549	419,540
Iochpe Maxion SA	104,100	182,020
IRB-Brasil Resseguros SA	106,716	1,165,905
Jalles Machado SA	58,800	30,072
JHSF Participacoes SA	475,900	985,498
JSL SA	99,400	106,276
Kepler Weber SA	5,400	6,795
Localiza Rent a Car SA	105	714
Localiza Rent a Car SA, Preference Shares	4	27
Lojas Renner SA	930,290	1,958,770
Magazine Luiza SA	432,500	401,487
Mahle Metal Leve SA	56,900	356,781
Marisa Lojas SA(1)	42,058	5,844
MBRF Global Foods Co. SA	291,500	1,019,945
Mills Locacao Servicos e Logistica SA	80,300	244,392
Motiva Infraestrutura de Mobilidade SA	871,900	2,609,869
Moura Dubeux Engenharia SA	17,300	81,800
Movida Participacoes SA	154,318	218,601
Oceanpact Servicos Maritimos SA	101,500	201,764
Pagseguro Digital Ltd., Class A	126,565	1,141,616
PBG SA(1)	10,300	3,181
Petroleo Brasileiro SA - Petrobras, ADR	55,482	1,073,577
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	71,023	1,235,800
Petroreconcavo SA	137,100	288,406
Porto Seguro SA	134,300	1,278,319

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Positivo Tecnologia SA	83,200	$52,988
PRIO SA(1)	58,800	706,978
Raia Drogasil SA	350,500	1,322,437
Raizen SA, Preference Shares(1)	83,800	3,720
Randoncorp SA, Preference Shares(1)	30,800	28,651
Romi SA	12,012	13,214
Rumo SA	864,200	2,528,447
Sao Martinho SA	183,600	702,645
Ser Educacional SA	103,400	248,245
Simpar SA	88,500	113,581
Smartfit Escola de Ginastica e Danca SA	101,500	331,050
StoneCo Ltd., A Shares	30,814	298,896
Suzano SA, ADR(2)	219,906	1,917,580
SYN prop e tech SA	11,300	7,938
Taurus Armas SA, Preference Shares	18,920	20,156
TIM SA, ADR	107,742	1,932,892
Trisul SA	20,931	19,430
Tupy SA(1)	56,200	164,211
Ultrapar Participacoes SA, ADR	9,008	59,993
Unifique Telecomunicacoes SA	25,500	23,573
Unipar Carbocloro SA, Class B Preference Shares	1,260	13,654
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	344,100	492,753
Vale SA, ADR	991,058	14,955,065
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	406,800	237,098
Vibra Energia SA	670,968	4,441,567
XP, Inc., Class A	278,367	5,074,630
		58,712,486
Chile — 0.5%
Banco de Chile	3,229,225	666,030
Banco de Credito e Inversiones SA	10,794	745,945
Banco Itau Chile SA	7,822	185,214
Banco Santander Chile, ADR	37,812	1,313,967
Cencosud Shopping SA	2,217	5,796
Cia Cervecerias Unidas SA, ADR	29,195	343,917
Cia Sud Americana de Vapores SA	834,146	42,899
Colbun SA	2,868,304	453,296
Embotelladora Andina SA, Class B Preference Shares	194,398	943,528
Empresa Nacional de Telecomunicaciones SA	87,183	362,433
Empresas CMPC SA	161,195	173,573
Empresas Copec SA	107,957	765,726
Falabella SA	68,291	452,186
Parque Arauco SA	55,119	230,320
Plaza SA	335,070	1,411,248
Ripley Corp. SA	419,388	189,175
Salfacorp SA	21,953	29,307
SMU SA	913,530	125,774
Vina Concha y Toro SA	25,699	25,057
		8,465,391
China — 19.5%
3SBio, Inc.(1)	1,809,000	3,712,192
AAC Technologies Holdings, Inc.	901,000	5,098,957
Acotec Scientific Holdings Ltd.(1)	15,000	12,689
Agile Group Holdings Ltd.(1)	24,000	504

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
A-Living Smart City Services Co. Ltd.	714,000	$158,407
Aluminum Corp. of China Ltd., H Shares	2,526,000	2,756,638
Anhui Conch Cement Co. Ltd., H Shares	12,000	25,919
ANTA Sports Products Ltd.	928,600	9,178,086
Anton Oilfield Services Group	3,310,000	322,905
Autohome, Inc., ADR(2)	9	197
BAIC Motor Corp. Ltd., H Shares(1)(2)	2,528,500	261,286
Bairong AI, Inc.(1)(2)	243,000	166,397
Bank of Chongqing Co. Ltd., H Shares	787,500	836,068
Beijing Capital International Airport Co. Ltd., H Shares(1)	290,000	57,272
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,312,000	486,074
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	220,000	167,469
Binjiang Service Group Co. Ltd.	2,500	6,984
BOC Aviation Ltd.	239,600	2,290,797
BOE Varitronix Ltd.	512,000	290,851
Bosideng International Holdings Ltd.	5,622,000	3,058,199
BYD Electronic International Co. Ltd.(2)	895,000	3,073,946
C&D International Investment Group Ltd.(2)	1,200,000	1,975,082
C&D Property Management Group Co. Ltd.	32,919	10,777
Chervon Holdings Ltd.	152,300	381,952
China Automotive Systems, Inc.(1)	4,064	22,393
China BlueChemical Ltd., H Shares	394,000	97,560
China Bohai Bank Co. Ltd., H Shares(1)	193,500	20,974
China Chunlai Education Group Co. Ltd.(1)	83,000	10,881
China CITIC Bank Corp. Ltd., H Shares	5,380,000	5,729,298
China Coal Energy Co. Ltd., H Shares	2,012,000	3,118,561
China Communications Services Corp. Ltd., H Shares	1,220,000	600,912
China Conch Venture Holdings Ltd.(2)	146,500	146,606
China Datang Corp. Renewable Power Co. Ltd., H Shares	4,297,000	602,436
China Daye Non-Ferrous Metals Mining Ltd.(1)	956,000	21,125
China East Education Holdings Ltd.(1)	1,278,500	652,692
China Education Group Holdings Ltd.(1)(2)	2,600,949	620,162
China Everbright Bank Co. Ltd., H Shares	2,128,000	769,344
China Everbright Environment Group Ltd.	3,285,000	2,109,854
China Everbright Greentech Ltd.	40,000	4,032
China Feihe Ltd.(2)	2,415,000	864,075
China Foods Ltd.	1,364,000	668,044
China Galaxy Securities Co. Ltd., H Shares	3,479,500	3,487,569
China Glass Holdings Ltd.(1)(2)	88,000	3,750
China Gold International Resources Corp. Ltd.	4,000	130,221
China Hongqiao Group Ltd.	2,139,500	6,206,181
China International Capital Corp. Ltd., H Shares	1,511,600	4,336,342
China Kepei Education Group Ltd.	104,000	11,258
China Lesso Group Holdings Ltd.	957,000	441,195
China Longyuan Power Group Corp. Ltd., H Shares(2)	2,816,000	1,949,302
China Meidong Auto Holdings Ltd.(1)	304,000	14,353
China Mengniu Dairy Co. Ltd.	2,334,000	5,385,645
China Merchants Port Holdings Co. Ltd.	188,000	385,342
China Minsheng Banking Corp. Ltd., H Shares	2,394,000	1,061,532
China National Building Material Co. Ltd., H Shares(2)	2,850,718	1,306,440
China New Higher Education Group Ltd.(1)	679,029	46,725
China Nonferrous Mining Corp. Ltd.	1,646,000	3,460,608
China Oriental Group Co. Ltd.	4,000	574

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
China Overseas Land & Investment Ltd.	1,302,000	$2,074,164
China Pacific Insurance Group Co. Ltd., H Shares	1,673,200	6,437,735
China Petroleum & Chemical Corp., Class H	9,976,000	6,078,259
China Power International Development Ltd.(2)	4,814,000	1,757,172
China Railway Group Ltd., H Shares(2)	5,232,000	2,295,242
China Resources Building Materials Technology Holdings Ltd.(2)	1,462,000	193,731
China Resources Medical Holdings Co. Ltd.(2)	1,054,000	336,832
China Resources Power Holdings Co. Ltd.(2)	2,344,000	5,600,009
China Risun Group Ltd.	56,000	14,384
China Sanjiang Fine Chemicals Co. Ltd.	54,000	26,725
China Shineway Pharmaceutical Group Ltd.	277,000	292,606
China Taiping Insurance Holdings Co. Ltd.	1,856,000	4,996,216
China Tower Corp. Ltd., H Shares	4,217,300	4,902,878
China Traditional Chinese Medicine Holdings Co. Ltd.(1)	2,816,000	491,390
China Travel International Investment Hong Kong Ltd.	498,000	73,237
China XLX Fertiliser Ltd.	1,526,000	2,169,439
China Yongda Automobiles Services Holdings Ltd.	1,520,500	162,559
China Youran Dairy Group Ltd.(1)	3,350,000	1,733,324
Chongqing Rural Commercial Bank Co. Ltd., H Shares	1,146,000	955,853
CIMC Enric Holdings Ltd.	944,000	916,008
CITIC Ltd.	2,883,000	4,823,500
CITIC Securities Co. Ltd., H Shares	1,089,500	3,795,511
CMOC Group Ltd., H Shares	1,347,000	2,870,035
COFCO Joycome Foods Ltd.(1)(2)	43,000	5,839
Concord New Energy Group Ltd.(2)	1,920,000	77,165
COSCO SHIPPING Ports Ltd.	545,519	386,403
Country Garden Services Holdings Co. Ltd.	1,652,000	1,162,358
CSPC Pharmaceutical Group Ltd.	6,316,000	7,422,181
CSSC Hong Kong Shipping Co. Ltd.(2)	686,000	200,431
Damai Entertainment Holdings Ltd.(1)(2)	23,760,000	1,495,033
Dongyue Group Ltd.	1,741,000	3,080,467
DPC Dash Ltd.(1)(2)	10,000	42,424
Dynagreen Environmental Protection Group Co. Ltd., H Shares	118,000	88,632
Edvantage Group Holdings Ltd.	18,652	1,091
Ever Sunshine Services Group Ltd.	550,000	129,707
Everest Medicines Ltd.(1)(2)	4,000	16,546
Excellence Commercial Property & Facilities Management Group Ltd.(1)	96,000	6,315
Far East Horizon Ltd.	776,000	698,547
FIH Mobile Ltd.	223,200	478,044
FinVolution Group, ADR	56,174	206,159
Fufeng Group Ltd.	1,637,000	994,198
Fuyao Glass Industry Group Co. Ltd., H Shares	1,600	11,188
GCL Technology Holdings Ltd.(1)(2)	96,000	8,548
GDS Holdings Ltd., Class A(1)(2)	1,400	5,598
Geely Automobile Holdings Ltd.	5,532,000	12,387,495
Gemdale Properties & Investment Corp. Ltd.(1)(2)	490,000	6,140
Genscript Biotech Corp.(1)	1,378,000	5,947,434
GF Securities Co. Ltd., H Shares	776,200	1,835,958
Giant Biogene Holding Co. Ltd.(2)	148,200	486,232
Goodbaby International Holdings Ltd.	757,000	87,220
Grand Pharmaceutical Group Ltd.(2)	430,000	275,336
Great Wall Motor Co. Ltd., H Shares	660,500	657,515
Greater Bay Area AI Computing Tech Co. Ltd.(1)(2)	728,000	1,039,494

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Greentown China Holdings Ltd.(1)(2)	1,293,000	$1,030,636
Greentown Management Holdings Co. Ltd.(2)	44,000	10,990
Guangshen Railway Co. Ltd., Class H	150,000	46,760
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	164,000	3,974
Haitian International Holdings Ltd.	582,000	1,339,782
Harbin Electric Co. Ltd., H Shares	808,000	1,725,187
Hello Group, Inc., ADR	31,325	173,541
Hengan International Group Co. Ltd.	1,077,000	3,032,077
Hisense Home Appliances Group Co. Ltd., H Shares	113,000	305,621
Hua Medicine(1)	572,000	170,371
Huaneng Power International, Inc., H Shares	4,378,000	3,083,622
Huatai Securities Co. Ltd., H Shares	1,029,000	2,314,724
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	77,400	101,612
iDreamSky Technology Holdings Ltd.(1)(2)	367,200	21,075
Inkeverse Group Ltd.(1)	1,630,000	168,182
Intron Technology Holdings Ltd.	9,000	1,593
JD Health International, Inc.(1)	817,650	3,785,019
JD Logistics, Inc.(1)	2,738,500	3,837,760
Jiangsu Expressway Co. Ltd., H Shares	16,000	19,747
Jiayin Group, Inc., ADR(1)	648	1,302
Jinxin Fertility Group Ltd.	9,000	2,543
Jiumaojiu International Holdings Ltd.	1,903,000	281,162
JNBY Design Ltd.	431,000	1,085,042
Kinetic Development Group Ltd.	3,226,000	917,834
Kingboard Holdings Ltd.	601,500	4,145,234
Kuaishou Technology	1,665,500	7,088,092
Launch Tech Co. Ltd., Class H	58,500	52,636
Lee & Man Paper Manufacturing Ltd.	636,000	310,159
Li Ning Co. Ltd.	3,000,500	5,202,044
Lianlian DigiTech Co. Ltd., Class H(1)(2)	66,500	30,643
Lifetech Scientific Corp.(1)(2)	4,210,000	728,978
Linklogis, Inc., Class B(2)	105,500	32,745
Logan Group Co. Ltd.(1)	428,000	75,744
Longfor Group Holdings Ltd.(2)	2,632,038	2,104,998
Lonking Holdings Ltd.	389,000	174,929
Luye Pharma Group Ltd.(1)(2)	1,864,000	460,444
Luyuan Group Holding Cayman Ltd.(1)	7,000	11,471
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	3,582
Lygend Resources & Technology Co. Ltd.-H, Class H	3,400	7,973
Maoyan Entertainment(2)	303,200	167,919
Meitu, Inc.(1)(2)	731,500	440,945
Midea Real Estate Holding Ltd.(1)	285,000	82,160
Minth Group Ltd.	835,700	2,767,870
MMG Ltd.(1)	4,677,600	5,477,044
NetDragon Websoft Holdings Ltd.(2)	1,000	1,064
NetEase, Inc., ADR	57,347	6,983,718
New China Life Insurance Co. Ltd., H Shares	832,400	4,911,557
Nexteer Automotive Group Ltd.	2,101,000	1,355,431
Nine Dragons Paper Holdings Ltd.(1)	2,909,000	2,527,624
Niu Technologies, ADR(1)(2)	738	1,491
Noah Holdings Ltd., ADR	7,813	66,957
Onewo, Inc., Class H	142,100	346,019
Orient Overseas International Ltd.(2)	82,000	1,640,269

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
People's Insurance Co. Group of China Ltd., H Shares	6,456,000	$4,696,496
Perennial Energy Holdings Ltd.(1)	130,000	13,318
Persistence Gold Group Ltd.(2)	1,280,000	140,199
PICC Property & Casualty Co. Ltd., H Shares	4,142,000	8,971,343
Poly Property Services Co. Ltd., Class H	390,200	1,378,292
Postal Savings Bank of China Co. Ltd., H Shares	78,000	52,666
Powerlong Commercial Management Holdings Ltd.(1)	20,500	5,093
Precision Tsugami China Corp. Ltd.	59,000	397,261
Q Technology Group Co. Ltd.	738,000	569,504
Qfin Holdings, Inc., ADR	64,038	554,569
REPT BATTERO Energy Co. Ltd., Class H(1)	280,800	365,672
Sany Heavy Equipment International Holdings Co. Ltd.	4,000	4,637
Scholar Education Group(1)	91,000	10,304
Seazen Group Ltd.(1)(2)	1,992,000	347,578
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,174,800	481,200
Shanghai Industrial Holdings Ltd.	51,000	89,392
Shenzhen Expressway Corp. Ltd., H Shares	14,000	11,932
Shenzhou International Group Holdings Ltd.	538,400	2,402,504
Shimao Services Holdings Ltd.(1)	2,000	93
Shoucheng Holdings Ltd.(2)	2,136,000	388,774
Shougang Fushan Resources Group Ltd.	1,179,000	459,145
Shui On Land Ltd.(1)	901,000	52,806
Sichuan Expressway Co. Ltd., Class H	406,000	245,131
Simcere Pharmaceutical Group Ltd.	1,078,000	1,522,709
Sino-Ocean Group Holding Ltd.(1)	3,000	18
Sinopec Engineering Group Co. Ltd., H Shares	1,991,000	1,290,810
Sinopec Kantons Holdings Ltd.	18,000	8,545
Sinopharm Group Co. Ltd., H Shares	1,230,400	2,424,426
Sinotruk Hong Kong Ltd.	551,000	2,820,914
Skyworth Group Ltd.(1)	695,457	374,922
SOHO China Ltd.(1)	419,500	17,111
South Manganese Investment Ltd.(1)	432,000	21,179
SSY Group Ltd.(2)	1,118,000	385,038
Sun Art Retail Group Ltd.(2)	2,699,500	358,259
Sunac Services Holdings Ltd.	735,000	78,646
Sunshine Insurance Group Co. Ltd.	688,500	326,236
Sunshine Lake Pharma Co. Ltd.(1)(2)	14,318	69,617
Tanwan, Inc.(1)	99,800	132,833
TCL Electronics Holdings Ltd.	1,242,000	2,644,244
Tianneng Power International Ltd.	510,000	283,243
Tingyi Cayman Islands Holding Corp.	1,426,000	2,317,231
Tongcheng Travel Holdings Ltd.	1,138,000	1,744,157
Tongda Group Holdings Ltd.(1)	3,800	1,086
Topsports International Holdings Ltd.	1,704,000	240,257
Tsaker New Energy Tech Co. Ltd.	56,500	7,020
Tsingtao Brewery Co. Ltd., H Shares	164,000	850,986
Tuhu Car, Inc.(1)(2)	30,500	46,599
Uni-President China Holdings Ltd.	149,000	141,062
Up Fintech Holding Ltd., ADR(1)	15,391	77,571
Vipshop Holdings Ltd., ADR	277,279	3,632,355
Viva Biotech Holdings(1)	9,000	1,570
Vnet Group, Inc., ADR(1)(2)	6,631	40,184
VOYAH Automobile Technology Co. Ltd., Class H(1)	268,577	89,329

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Want Want China Holdings Ltd.	6,635,000	$2,599,090
Weibo Corp., ADR(2)	59,867	408,892
Weichai Power Co. Ltd., H Shares	261,000	1,054,323
Weilong Delicious Global Holdings Ltd.	113,000	111,521
West China Cement Ltd.(2)	3,840,000	963,462
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	238,000	8,197
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(2)	67,000	17,204
Xinte Energy Co. Ltd., H Shares(1)(2)	45,200	23,650
Xinyi Energy Holdings Ltd.(2)	3,374,325	340,051
Xinyi Solar Holdings Ltd.(2)	3,092,000	888,245
XJ International Holdings Co. Ltd.(1)	922,000	17,286
Xtep International Holdings Ltd.	2,031,783	950,825
Xunlei Ltd., ADR(1)(2)	2,340	11,536
Yadea Group Holdings Ltd.	1,318,000	1,573,327
Yankuang Energy Group Co. Ltd., H Shares	2,000	3,566
Yidu Tech, Inc.(1)(2)	852,400	419,045
Yihai International Holding Ltd.	863,000	1,739,358
Yixin Group Ltd.	1,780,000	276,263
Yuexiu Property Co. Ltd.(2)	1,569,000	651,106
Yuexiu Services Group Ltd.	18,500	4,479
Yuexiu Transport Infrastructure Ltd.	756,000	335,095
Zengame Technology Holding Ltd.	122,000	35,918
Zhejiang Expressway Co. Ltd., H Shares	146,760	119,480
Zhejiang Leapmotor Technology Co. Ltd.(1)(2)	324,800	1,518,319
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	554,100	804,703
Zhongsheng Group Holdings Ltd.(1)	24,000	13,054
Zhou Hei Ya International Holdings Co. Ltd.	723,500	116,934
Zhuzhou CRRC Times Electric Co. Ltd., Class H	198,700	799,306
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	3,600	2,794
ZTO Express Cayman, Inc., ADR	34,988	740,696
		301,645,828
Greece — 0.8%
Aegean Airlines SA	13,166	186,151
Alpha Bank SA	150,640	798,955
Athens International Airport SA	13,043	158,537
Avax SA	28,285	112,051
Eurobank SA	17,537	93,023
GEK TERNA SA	6,137	331,592
Hellenic Telecommunications Organization SA	92,781	2,129,259
HELLENiQ ENERGY Holdings SA	36,726	661,422
Jumbo SA	14,796	445,916
Motor Oil Hellas Corinth Refineries SA	22,870	1,600,394
National Bank of Greece SA	58,026	1,134,033
Optima bank SA	23,874	337,545
Piraeus Bank SA(1)	309,867	3,686,780
Titan SA	5,740	363,765
Viohalco SA	14,477	289,687
		12,329,110
Hong Kong — 0.0%
Bank of Zhengzhou Co. Ltd., Class H(1)	725,000	83,642
Central China New Life Ltd.	97,000	3,763
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	52,000	6,827
China South City Holdings Ltd.(1)(2)	854,000	2,914

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
China Sunshine Paper Holdings Co. Ltd.(1)	186,000	$23,144
EVA Precision Industrial Holdings Ltd.	50,000	4,934
Fu Shou Yuan International Group Ltd.(2)	267,000	67,444
Jinchuan Group International Resources Co. Ltd.(2)	49,000	63
Shanghai Industrial Urban Development Group Ltd.(1)	164,000	4,908
Shinsun Holdings Group Co. Ltd.(1)	137,000	175
		197,814
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	78,203	628,192
MOL Hungarian Oil & Gas PLC(1)	34,468	554,236
OTP Bank Nyrt	17,048	2,452,059
Richter Gedeon Nyrt	35,359	1,473,955
		5,108,442
India — 12.2%
5Paisa Capital Ltd.(1)	3,763	14,080
Aadhar Housing Finance Ltd.(1)	24,308	119,407
Aarti Drugs Ltd.	13,204	57,098
Aarti Industries Ltd.(1)	46,403	255,319
Aarti Pharmalabs Ltd.	995	8,836
Aavas Financiers Ltd.(1)	12,884	170,403
ACC Ltd.	1,051	14,082
Accelya Solutions India Ltd.	954	11,289
Acme Solar Holdings Ltd.	83,375	351,636
Action Construction Equipment Ltd.(1)	12,822	149,338
Adani Power Ltd.(1)	481,163	999,844
Aditya Birla Capital Ltd.(1)	101,920	437,643
Aditya Birla Fashion & Retail Ltd.(1)	9,210	5,033
Aditya Birla Sun Life Asset Management Co. Ltd.	43,919	484,646
Aegis Logistics Ltd.	94,037	1,248,227
Afcons Infrastructure Ltd.	2,754	8,255
AGI Greenpac Ltd.(1)	14,938	121,564
AGS Transact Technologies Ltd.(1)	24,586	514
Alivus Life Sciences Ltd.	4,882	72,024
Allcargo Global Ltd.(1)	37,584	5,461
Allcargo Logistics Ltd.(1)	37,584	4,707
Allcargo Terminals Ltd.(1)	9,396	2,550
Amara Raja Energy & Mobility Ltd.	41,686	390,402
Ambika Cotton Mills Ltd.	311	5,353
Ambuja Cements Ltd.	1,411	5,936
Anand Rathi Share & Stock Brokers Ltd.	13,665	72,901
Anant Raj Ltd.	33,112	209,637
Andhra Sugars Ltd.	4,689	4,897
Angel One Ltd.	405,725	1,220,777
Apar Industries Ltd.(1)	8,364	1,552,133
Apollo Hospitals Enterprise Ltd.	1,240	115,794
Apollo Tyres Ltd.	90,024	415,124
Aptech Ltd.	2,186	2,104
Aptus Value Housing Finance India Ltd.	177,000	462,023
Arvind Fashions Ltd.	31,302	148,614
Arvind Ltd.(1)	131,425	766,089
Asahi India Glass Ltd.	337	3,370
Ashoka Buildcon Ltd.(1)	31,206	39,362
ASK Automotive Ltd.	758	5,254

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Aster DM Quality Care Ltd.	20,985	$166,589
Astra Microwave Products Ltd.	7,929	138,715
Aurobindo Pharma Ltd.(1)	54,551	982,729
Avadh Sugar & Energy Ltd.	1,300	11,676
AWL Agri Business Ltd.	80,305	162,210
Axis Bank Ltd., GDR	21,603	1,411,197
Bajaj Consumer Care Ltd.(1)	11,479	57,086
Bajaj Finance Ltd.	404,592	4,485,889
Bajaj Hindusthan Sugar Ltd.(1)	393,023	92,692
Bajel Projects Ltd.	4,771	9,711
Balaji Amines Ltd.	1,520	37,061
Balkrishna Industries Ltd.	1,657	39,640
Banco Products India Ltd.	10,766	70,663
Bandhan Bank Ltd.	615,702	1,055,840
Bank of Baroda	285,035	713,396
BASF India Ltd.	335	13,320
Bata India Ltd.	17,876	127,998
Bayer CropScience Ltd.	298	12,433
Best Agrolife Ltd.	37,695	6,796
Bhansali Engineering Polymers Ltd.	3,804	4,836
Bharat Electronics Ltd.	619,337	2,693,668
Bharat Heavy Electricals Ltd.	161,556	749,915
Bharat Petroleum Corp. Ltd.	1,011,642	3,438,486
Birla Corp. Ltd.	4,926	45,084
BirlaNu Ltd.	251	3,796
Blue Dart Express Ltd.(1)	1,633	84,456
Bluspring Enterprises Ltd.(1)	11,914	15,803
Bombay Burmah Trading Co.	10,853	171,205
Brigade Enterprises Ltd.	934	6,425
Brightcom Group Ltd.(1)	813,426	77,097
BSE Ltd.	26,697	918,669
Butterfly Gandhimathi Appliances Ltd.(1)	68	449
Can Fin Homes Ltd.	67,358	562,243
Canara Bank	225,096	299,447
Canara Robeco Asset Management Co. Ltd.	23,693	64,427
Cantabil Retail India Ltd.	16,237	41,303
Caplin Point Laboratories Ltd.	145	3,833
Capri Global Capital Ltd.	174,963	470,644
Care Ratings Ltd.	7,361	133,624
Castrol India Ltd.	201,737	390,827
CCL Products India Ltd.	7,880	89,266
Ceat Ltd.	18,451	661,846
Ceigall India Ltd.(1)	7,368	26,396
Cemindia Projects Ltd.	51,929	667,267
Century Enka Ltd.	2,034	11,659
Chalet Hotels Ltd.	2,776	26,335
Chambal Fertilisers & Chemicals Ltd.	96,688	415,292
Chennai Petroleum Corp. Ltd.	28,167	404,328
Cholamandalam Investment & Finance Co. Ltd.	200,894	3,913,137
CIE Automotive India Ltd.	63,799	261,846
Cipla Ltd.	80,518	1,190,438
City Union Bank Ltd.	27,760	66,745
CMS Info Systems Ltd.	49,786	127,311

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Coal India Ltd.	837,353	$3,531,798
Cochin Shipyard Ltd.	18,533	293,670
Coromandel International Ltd.	46,350	927,493
Cosmo First Ltd.	2,175	21,217
CreditAccess Grameen Ltd.(1)	24,597	352,210
Credo Brands Marketing Ltd.	9,928	7,748
CSB Bank Ltd.(1)	32,229	116,105
Cyient Ltd.	1,694	20,870
Dalmia Bharat Ltd.	517	10,068
Dalmia Bharat Refractories Ltd.(1)	37	4
Dalmia Bharat Sugar & Industries Ltd.	1,821	9,258
DCB Bank Ltd.	137,191	313,735
DCM Shriram Ltd.	854	9,116
DCW Ltd.	60,041	28,671
Dcx Systems Ltd.(1)	7,032	12,771
Deep Industries Ltd.	16,370	118,566
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	220,819
Dhampur Bio Organics Ltd.	1,877	2,509
Dhampur Sugar Mills Ltd.	12,479	23,476
Digitide Solutions Ltd.(1)	11,914	12,159
Dilip Buildcon Ltd.	20,091	85,383
DLF Ltd.	4,768	34,546
D-Link India Ltd.	1,903	8,820
Dwarikesh Sugar Industries Ltd.	12,008	6,610
Dynacons Systems & Solutions Ltd.	2,253	24,585
eClerx Services Ltd.	11,666	242,030
Edelweiss Financial Services Ltd.	102,601	136,961
Eicher Motors Ltd.	6,288	525,058
EID Parry India Ltd.(1)	52,624	441,527
EIH Ltd.	1,049	3,107
Elecon Engineering Co. Ltd.	14,376	62,127
Electrosteel Castings Ltd.	16,965	14,848
Emami Ltd.	45,657	174,483
Endurance Technologies Ltd.	14,495	436,888
Engineers India Ltd.	191,985	527,120
Epack Durable Ltd.(1)	33,362	65,532
Epigral Ltd.	62	783
EPL Ltd.	88,689	243,758
Ester Industries Ltd.	4,313	4,156
Eveready Industries India Ltd.	21,670	75,029
Everest Industries Ltd.	1,179	5,339
Everest Kanto Cylinder Ltd.(1)	25,349	28,567
Excel Industries Ltd.(1)	459	5,039
Exide Industries Ltd.	152,226	703,226
Federal Bank Ltd.	441,587	1,651,976
Filatex India Ltd.	154,946	122,181
Fine Organic Industries Ltd.	47	2,607
Finolex Industries Ltd.	14,808	24,510
Five-Star Business Finance Ltd.	81,080	454,976
G R Infraprojects Ltd.	1,800	16,559
Gabriel India Ltd.	19,239	290,607
Galaxy Surfactants Ltd.	679	16,083
Garden Reach Shipbuilders & Engineers Ltd.	4,895	131,715

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Gateway Distriparks Ltd.	19,801	$11,174
Geojit Financial Services Ltd.	52,137	45,573
GHCL Ltd.	23,945	110,073
GHCL Textiles Ltd.	13,434	18,987
GIC Housing Finance Ltd.	10,437	15,248
Glenmark Pharmaceuticals Ltd.	43,891	1,143,050
Globus Spirits Ltd.(1)	1,021	9,827
GM Breweries Ltd.	538	4,951
GNA Axles Ltd.	18,415	104,403
Go Fashion India Ltd.(1)	23,443	80,606
Godawari Power & Ispat Ltd.	156,836	400,931
Godrej Agrovet Ltd.	20,931	135,129
Gokul Agro Resources Ltd.(1)	53,356	136,574
Granules India Ltd.	34,246	297,850
Grasim Industries Ltd.	730	25,817
Great Eastern Shipping Co. Ltd.	51,791	707,415
Greenpanel Industries Ltd.	3,008	4,941
Greenply Industries Ltd.	16,723	50,921
Gufic Biosciences Ltd.	3,799	16,618
Gujarat Alkalies & Chemicals Ltd.	3,982	29,272
Gujarat Ambuja Exports Ltd.	8,637	16,037
Gujarat Mineral Development Corp. Ltd.	13,196	77,988
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,889	137,969
Gujarat Pipavav Port Ltd.	108,142	190,183
Gujarat State Fertilizers & Chemicals Ltd.	81,386	135,026
Gulf Oil Lubricants India Ltd.	7,317	86,130
Hathway Cable & Datacom Ltd.(1)	169,968	18,973
HBL Engineering Ltd.	17,551	121,002
HCL Technologies Ltd.	335,314	4,610,508
HDFC Asset Management Co. Ltd.	28,900	794,507
HealthCare Global Enterprises Ltd.(1)	9,740	75,013
Heritage Foods Ltd.	24,456	92,752
Hero MotoCorp Ltd.	50,091	2,863,425
HG Infra Engineering Ltd.	2,515	12,935
Hikal Ltd.	37,227	78,660
Himadri Speciality Chemical Ltd., ADR	55,687	384,935
Hindalco Industries Ltd.	463,202	4,937,651
Hinduja Global Solutions Ltd.(1)	845	3,552
Hindustan Copper Ltd.	38,304	211,036
Hindustan Petroleum Corp. Ltd.	633,196	2,428,612
Hindware Home Innovation Ltd.(1)	2,624	5,143
I G Petrochemicals Ltd.	1,051	5,897
ICICI Bank Ltd.	16,313	248,490
IFB Industries Ltd.(1)	4,552	63,584
IIFL Capital Services Ltd.	110,084	389,384
IIFL Finance Ltd.	158,533	1,075,407
Indegene Ltd.	28,652	183,944
India Glycols Ltd.	16,556	199,406
India Shelter Finance Corp. Ltd.	13,703	93,500
IndiaMart InterMesh Ltd.	11,484	211,479
Indian Bank	99,999	942,112
Indian Energy Exchange Ltd.	300,391	379,870
Indian Metals & Ferro Alloys Ltd.	1,967	27,192

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Indian Oil Corp. Ltd.	1,345,946	$1,964,856
Indian Renewable Energy Development Agency Ltd.	65,389	79,890
Indraprastha Medical Corp. Ltd.	12,102	46,100
Indus Towers Ltd.	761,983	3,108,876
IndusInd Bank Ltd.	39,650	422,711
Infosys Ltd., ADR	481,695	5,809,242
INOX India Ltd.	4,147	92,890
Intellect Design Arena Ltd.	4,625	33,036
IOL Chemicals & Pharmaceuticals Ltd.	16,345	33,226
IRCON International Ltd.	44,986	56,274
ISGEC Heavy Engineering Ltd.	409	3,394
J Kumar Infraprojects Ltd.	15,616	80,317
Jaiprakash Power Ventures Ltd.(1)	2,557,030	440,989
Jammu & Kashmir Bank Ltd.(1)	284,929	441,132
Jamna Auto Industries Ltd.	123,980	158,027
Jana Small Finance Bank Ltd.(1)	34,955	197,121
Jayaswal NECO Industries Ltd.(1)	154,115	158,938
Jindal Poly Films Ltd.	1,238	8,198
Jindal Saw Ltd.	94,246	306,018
Jindal Stainless Ltd.	116,995	861,969
Jindal Steel Ltd.	244,480	3,059,740
JK Cement Ltd.	8,944	481,662
JK Paper Ltd.	25,694	106,847
JK Tyre & Industries Ltd.	15,735	62,641
JM Financial Ltd.	235,243	315,540
JSW Cement Ltd.	19,057	25,199
JSW Steel Ltd.	5,446	74,677
Jubilant Pharmova Ltd.	21,193	196,255
Kajaria Ceramics Ltd.	37,252	486,578
Kalpataru Projects International Ltd.	26,004	382,229
Karnataka Bank Ltd.	149,012	523,717
Karur Vysya Bank Ltd.	276,016	1,007,004
Kaveri Seed Co. Ltd.	1,693	13,594
KCP Ltd.	12,788	22,406
Kirloskar Ferrous Industries Ltd.	14,319	67,974
Kirloskar Oil Engines Ltd.	17,266	380,316
KNR Constructions Ltd.	17,237	21,917
Kolte-Patil Developers Ltd.(1)	2,489	11,677
KPI Green Energy Ltd.	23,238	74,245
KPR Mill Ltd.	5,735	70,859
KRBL Ltd.	49,000	217,170
Krsnaa Diagnostics Ltd.	3,390	19,713
L&T Finance Ltd.	456,794	1,537,620
Landmark Cars Ltd.	15,919	86,430
Larsen & Toubro Ltd.	118,569	5,026,666
Laurus Labs Ltd.	29,514	593,155
Laxmi Organic Industries Ltd.	4,784	8,356
LG Balakrishnan & Bros Ltd.	4,162	73,906
LIC Housing Finance Ltd.	180,515	1,019,892
LT Foods Ltd.	39,856	186,804
Lupin Ltd.	64,801	1,488,736
LUX Industries Ltd.	271	3,440
Maharashtra Seamless Ltd.(1)	24,985	173,879

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Mahindra & Mahindra Financial Services Ltd.	7,253	$28,387
Mahindra & Mahindra Ltd.	145,959	5,028,695
Mahindra Logistics Ltd.	10,289	42,247
Maithan Alloys Ltd.	648	6,643
Manali Petrochemicals Ltd.	13,942	11,960
Manappuram Finance Ltd.	402,856	1,437,109
Marksans Pharma Ltd.	83,831	282,875
Maruti Suzuki India Ltd.	512	72,850
MAS Financial Services Ltd.	5,661	18,104
Matrimony.com Ltd.	3,231	17,590
Mazagon Dock Shipbuilders Ltd.	5,066	131,795
Medplus Health Services Ltd.(1)	43,524	307,242
Meghmani Organics Ltd.(1)	23,240	15,582
Minda Corp. Ltd.	45,197	338,111
MOIL Ltd.	12,170	31,618
Motherson Sumi Wiring India Ltd.	70,026	27,057
Motilal Oswal Financial Services Ltd.	48,784	533,593
Mphasis Ltd.	40,582	1,032,892
MRF Ltd.	127	178,228
Mrs Bectors Food Specialities Ltd.	6,585	15,672
MSTC Ltd.	1,940	15,286
Multi Commodity Exchange of India Ltd.	36,460	1,300,741
Muthoot Finance Ltd.	77,816	2,430,349
Muthoot Microfin Ltd.(1)	51,534	110,208
NACL Industries Ltd.(1)	2,030	3,625
Natco Pharma Ltd.	55,172	487,207
National Aluminium Co. Ltd.	517,847	2,074,450
National Fertilizers Ltd.	18,792	13,873
National Securities Depository Ltd.	30,024	255,848
Nava Ltd.	49,403	294,467
Navin Fluorine International Ltd.	7,720	702,664
NCC Ltd.	298,798	465,055
NESCO Ltd.	551	6,019
Network18 Media & Investments Ltd.(1)	158,262	45,222
Neuland Laboratories Ltd.	1,328	320,834
NHPC Ltd.	55,262	44,487
NIIT Learning Systems Ltd.	6,430	15,314
Nippon Life India Asset Management Ltd.	53,044	652,045
Nitin Spinners Ltd.(1)	21,554	141,789
NLC India Ltd.	261,489	733,754
NMDC Ltd.	14,418	13,338
NMDC Steel Ltd.(1)	25,876	12,539
NOCIL Ltd.	7,488	13,464
Northern Arc Capital Ltd.(1)	68,382	223,589
NTPC Ltd.	1,453,656	4,994,578
Nuvama Wealth Management Ltd.	48,400	890,788
Oil & Natural Gas Corp. Ltd.	1,406,250	3,422,983
Oil India Ltd.	137,056	695,597
Olectra Greentech Ltd.	470	6,291
Onesource Specialty Pharma Ltd.(1)	7,814	124,571
Optiemus Infracom Ltd.(1)	2,901	17,477
Oracle Financial Services Software Ltd.	5,461	718,495
Orient Cement Ltd.	10,916	14,838

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Orient Green Power Co. Ltd.(1)	119,791	$11,555
Paisalo Digital Ltd.	70,835	50,001
Panama Petrochem Ltd.	7,332	36,270
Paradeep Phosphates Ltd.(1)	310,731	521,273
PCBL Chemical Ltd.	38,722	128,764
Pearl Global Industries Ltd.	1,855	47,928
Pennar Industries Ltd.(1)	25,863	45,060
Persistent Systems Ltd.	12,534	734,801
Petronet LNG Ltd.	274,933	866,432
PNB Housing Finance Ltd.	140,940	1,698,634
PNC Infratech Ltd.	39,746	78,463
Pondy Oxides & Chemicals Ltd.	9,180	47,694
Power Finance Corp. Ltd.	729,553	2,572,990
Power Mech Projects Ltd.	3,410	90,101
Prakash Industries Ltd.	44,580	59,576
Precision Wires India Ltd.	18,749	99,432
Prestige Estates Projects Ltd.	99,595	1,705,496
Pricol Ltd.	49,931	421,082
Prince Pipes & Fittings Ltd.	3,796	11,713
Prism Johnson Ltd.(1)	8,325	9,719
Privi Speciality Chemicals Ltd.	1,107	40,370
Protean eGov Technologies Ltd.	4,525	24,723
PTC India Ltd.	83,207	131,737
Punjab National Bank	8,466	10,139
Quess Corp. Ltd.	3,012	12,061
Railtel Corp. of India Ltd.	75,982	219,643
Rainbow Children's Medicare Ltd.	5,298	78,620
Ram Ratna Wires Ltd.	843	4,988
Ramkrishna Forgings Ltd.	11,997	93,624
Rane Holdings Ltd.	3,225	53,098
Rashtriya Chemicals & Fertilizers Ltd.	41,017	48,853
RattanIndia Enterprises Ltd.(1)	40,243	12,668
Raymond Lifestyle Ltd.	98	681
Raymond Ltd.(1)	10,381	68,797
Raymond Realty Ltd.	2,364	13,187
RBL Bank Ltd.	18,154	72,434
REC Ltd.	630,917	2,139,479
Relaxo Footwears Ltd.(1)	55,982	210,061
Reliance Power Ltd.(1)	1,494,062	345,933
Religare Enterprises Ltd.(1)	81,736	208,034
Repco Home Finance Ltd.	27,990	106,646
Rhi Magnesita India Ltd.	3,248	12,664
Rico Auto Industries Ltd.	68,581	93,277
RITES Ltd.	31,764	72,754
Rolex Rings Ltd.(1)	15,782	29,891
RPG Life Sciences Ltd.	1,481	40,836
Rupa & Co. Ltd.(1)	11,092	17,179
SAMHI Hotels Ltd.(1)	98,429	161,234
Samvardhana Motherson International Ltd.	1,120,732	2,005,675
Sandur Manganese & Iron Ores Ltd.	5,949	12,623
Sanghvi Movers Ltd.	9,815	47,094
Sanofi India Ltd.	2,035	66,723
Sansera Engineering Ltd.	9,972	420,156

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Sapphire Foods India Ltd.(1)	43,372	$106,647
Sarda Energy & Minerals Ltd.	15,000	78,524
Saregama India Ltd.	61,661	310,518
Satia Industries Ltd.	7,648	4,567
Satin Creditcare Network Ltd.(1)	56,007	131,672
SBFC Finance Ltd.(1)	263,346	273,116
SBI Cards & Payment Services Ltd.	2,586	17,492
SEAMEC Ltd.	1,351	23,734
SG Finserve Ltd.(1)	23,588	170,456
SH Kelkar & Co. Ltd.	8,157	12,967
Shankara Buildpro Ltd.	1,931	25,391
Sharda Cropchem Ltd.	2,542	20,436
Share India Securities Ltd.	80,348	145,675
Shipping Corp. of India Land & Assets Ltd.	12,981	5,404
Shipping Corp. of India Ltd.	12,981	39,435
Shivalik Bimetal Controls Ltd.	1,089	12,218
Shriram Finance Ltd.	517,458	6,021,740
Siyaram Silk Mills Ltd.	1,138	6,731
Siyaram Silk Mills Ltd., Preference Shares(1)	3,414	359
Siyaram Silk Mills Ltd., Preference Shares(1)	4,552	478
SKF India Industrial Ltd.	319	9,990
SKF India Ltd.	6,055	98,948
SKM EGG Products Export Ltd.(1)	24,428	68,726
SMC Global Securities Ltd.	49,000	40,764
Sobha Ltd.	3,944	52,003
Sonata Software Ltd.	2,519	7,712
South Indian Bank Ltd.	930,012	445,287
Southern Petrochemical Industries Corp. Ltd.	13,120	9,318
Speciality Restaurants Ltd.(1)	6,760	9,960
SPML Infra Ltd.(1)	2,627	5,000
SPR Auto Technologies Ltd.	1,816	88,002
Star Cement Ltd.	2,580	5,003
State Bank of India, GDR	14,473	1,584,598
Steel Strips Wheels Ltd.	45,318	145,159
Sterling Tools Ltd.	5,909	13,474
Stove Kraft Ltd.	1,925	17,181
Strides Pharma Science Ltd.	15,628	168,274
Sun Pharmaceutical Industries Ltd.	11,584	241,218
Sun TV Network Ltd.	50,266	245,929
Sunflag Iron & Steel Co. Ltd.	6,209	22,158
Supreme Industries Ltd.	538	20,092
Supreme Petrochem Ltd.	1,559	11,936
Supriya Lifescience Ltd.	18,805	157,642
Surya Roshni Ltd.	40,658	93,725
Swaraj Engines Ltd.	1,934	72,451
Symphony Ltd.	650	4,000
Syngene International Ltd.	100,995	425,046
TAJGVK Hotels & Resorts Ltd.	13,190	46,478
Tamil Nadu Newsprint & Papers Ltd.	14,869	21,979
Tamilnadu Petroproducts Ltd.	8,337	10,558
Tanla Platforms Ltd.	22,167	123,181
Tata Chemicals Ltd.	62,011	418,450
Tata Motors Ltd./new	5,470	27,009

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Tata Motors Passenger Vehicles Ltd.	5,470	$17,728
Tata Steel Ltd.	3,682,663	7,117,739
Tech Mahindra Ltd.	229,334	3,914,622
Techno Electric & Engineering Co. Ltd.	1,332	13,712
Thermax Ltd.	774	31,700
Thirumalai Chemicals Ltd.(1)	8,400	14,103
Time Technoplast Ltd.	52,644	103,366
Titagarh Rail System Ltd.	25,526	219,092
Tourism Finance Corp. of India Ltd.	147,090	215,841
Tracxn Technologies Ltd.(1)	29,864	9,441
Transformers & Rectifiers India Ltd.(1)	26,720	87,834
TransIndia Real Estate Ltd.(1)	9,396	2,654
Transport Corp. of India Ltd.	924	8,422
Triveni Turbine Ltd.	15,888	96,434
TV Today Network Ltd.	8,203	9,832
TVS Holdings Ltd.	180	25,013
TVS Srichakra Ltd.	401	23,246
Uflex Ltd.	4,366	29,725
Ugar Sugar Works Ltd.	8,924	5,211
UltraTech Cement Ltd.	240	28,824
Union Bank of India Ltd.	639,922	1,265,819
United Foodbrands Ltd.(1)	21,694	165,496
Usha Martin Ltd.	8,471	44,339
Valiant Organics Ltd.(1)	587	1,791
Vardhman Textiles Ltd.	30,311	181,956
Varroc Engineering Ltd.	33,912	306,912
Vedant Fashions Ltd.(1)	38,050	217,817
Vedanta Aluminium Metal Ltd.	409,840	1,873,708
Vedanta Ltd.	439,207	1,282,907
Vedanta Oil & Gas Ltd.(1)	409,840	166,681
Venky's India Ltd.(1)	72	1,287
Venus Remedies Ltd.	7,204	126,144
Vikram Solar Ltd.(1)	36,016	63,733
Vimta Labs Ltd.	18,054	121,827
VIP Industries Ltd.(1)	27,642	88,879
Vishnu Chemicals Ltd.	1,407	9,624
VLS Finance Ltd.	6,312	16,106
V-Mart Retail Ltd.	34,392	306,058
VRL Logistics Ltd.	16,400	52,182
Waaree Renewable Technologies Ltd.(1)	1,753	16,046
Websol Energy System Ltd.(1)	40,066	32,130
Welspun Corp. Ltd.	45,841	1,149,874
Welspun Enterprises Ltd.	19,561	140,645
Welspun Living Ltd.	170,404	350,343
West Coast Paper Mills Ltd.	9,632	61,840
Wheels India Ltd.	12,053	195,834
Wockhardt Ltd.(1)	21,069	416,749
Wonderla Holidays Ltd.	1,022	5,764
Yes Bank Ltd.(1)	257,765	61,721
Zee Entertainment Enterprises Ltd.(1)	574,997	564,349
Zydus Lifesciences Ltd.	47,492	578,918
		187,663,909

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Indonesia — 0.9%
ABM Investama Tbk. PT	215,600	$33,110
AKR Corporindo Tbk. PT	192,500	15,808
Alamtri Minerals Indonesia Tbk. PT	286,400	28,256
Alamtri Resources Indonesia Tbk. PT	5,514,900	883,602
ANTAM Persero Tbk. PT	28,800	5,033
Astra International Tbk. PT	4,769,100	1,291,163
Bank BTPN Syariah Tbk. PT	204,100	11,346
Bank Mandiri Persero Tbk. PT	12,567,800	2,998,907
Bank Negara Indonesia Persero Tbk. PT	114,100	24,837
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	17,419
Bank Rakyat Indonesia Persero Tbk. PT	6,777,900	1,243,195
Bank Tabungan Negara Persero Tbk. PT(1)	2,413,600	168,757
BFI Finance Indonesia Tbk. PT	120,200	6,305
Buana Lintas Lautan Tbk. PT(1)	905,400	22,730
Bukit Asam Persero Tbk. PT	1,337,900	193,356
Buma Internasional Grup Tbk. PT(1)	2,348,000	31,273
Charoen Pokphand Indonesia Tbk. PT	1,200	202
Darma Henwa Tbk. PT	10,899,900	270,156
Dayamitra Telekomunikasi PT	150,400	3,972
Dharma Polimetal Tbk. PT	468,500	27,073
Dharma Satya Nusantara Tbk. PT	4,941,700	446,242
Elnusa Tbk. PT	3,186,800	129,396
Energi Mega Persada Tbk. PT(1)	1,819,200	134,429
Erajaya Swasembada Tbk. PT	189,000	5,267
ESSA Industries Indonesia Tbk. PT	241,600	8,853
Gajah Tunggal Tbk. PT	983,300	77,345
Harum Energy Tbk. PT(1)	83,500	4,357
Indah Kiat Pulp & Paper Tbk. PT	59,500	29,518
Indika Energy Tbk. PT	8,700	1,358
Indo Tambangraya Megah Tbk. PT	386,600	568,533
Indosat Tbk. PT	85,600	12,063
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	5,763
Japfa Comfeed Indonesia Tbk. PT	3,516,900	436,656
Jasa Marga Persero Tbk. PT	861,600	143,876
Map Aktif Adiperkasa PT	62,400	2,535
Medco Energi Internasional Tbk. PT	4,981,500	394,691
Media Nusantara Citra Tbk. PT(1)	18,900	213
Mitra Pinasthika Mustika Tbk. PT	18,000	1,031
PP Persero Tbk. PT(1)	22,000	245
PT TIMAH Persero Tbk	1,746,000	397,234
Samudera Indonesia Tbk. PT	1,484,800	26,803
Sawit Sumbermas Sarana Tbk. PT	147,200	7,684
Siloam International Hospitals Tbk. PT(1)	88,300	10,757
Sumber Alfaria Trijaya Tbk. PT	46,200	3,479
Sumber Tani Agung Resources Tbk. PT	377,300	25,664
Surya Semesta Internusa Tbk. PT	538,700	58,931
Telkom Indonesia Persero Tbk. PT, ADR	150,128	2,188,866
Triputra Agro Persada PT	2,662,900	314,248
United Tractors Tbk. PT	889,600	1,215,952
XLSMART Telecom Sejahtera Tbk. PT	2,955,900	469,918
		14,398,407

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Kuwait — 0.6%
A'ayan Leasing & Investment Co. KSCP	296,069	$271,076
A'ayan Real Estate Co. SAK	39,646	24,491
Agility Public Warehousing Co. KSCC	865,201	428,367
Al Ahli Bank of Kuwait KSCP	675,400	659,940
Al-Enma'a Real Estate Co. KSCP	166,350	64,614
Beyout Holding Co. KPSC	146,946	160,723
Boubyan Petrochemicals Co. KSCP	72,183	170,376
Burgan Bank SAK	304,001	183,900
Combined Group Contracting Co. SAK	13,620	40,144
First Investment Co. KSCP(1)	280,702	121,664
Heavy Engineering & Ship Building Co. KSCP	32,770	66,927
Humansoft Holding Co. KSC	29,682	224,663
Integrated Holding Co. KCSC	88,368	113,748
KAMCO Investment Co. KSC	40,631	26,823
Kuwait International Bank KSCP	470,323	383,383
Kuwait Telecommunications Co.	121,121	238,664
Mobile Telecommunications Co. KSCP	615,248	1,204,128
National Bank of Kuwait SAKP	1,268,904	3,587,594
National Cleaning Co. SAK	1	1
National Consumer Holding Co. SAK(1)	43,039	13,543
Salhia Real Estate Co. KSCP	375,366	456,927
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	257,300	116,535
Specialities Group Holding Co. KSCC, Class C	94,047	80,319
United Real Estate Co. SAKP(1)	423,086	358,583
		8,997,133
Malaysia — 1.2%
Aeon Co. M Bhd.	220,700	55,835
Alliance Bank Malaysia Bhd.	331,723	405,114
Allianz Malaysia Bhd.	4,200	22,829
AMMB Holdings Bhd.	994,500	1,702,775
Bank Islam Malaysia Bhd.	224,400	116,968
Berjaya Corp. Bhd.(1)	239,070	14,847
Bermaz Auto Bhd.	56,400	12,803
Bumi Armada Bhd.(2)	1,812,500	153,827
CELCOMDIGI Bhd.	164,000	114,754
Chin Hin Group Bhd.(1)	45,600	23,643
CIMB Group Holdings Bhd.	2,572,304	5,079,988
DRB-Hicom Bhd.	183,600	43,500
EG Industries Bhd.(2)	177,300	85,818
Ekovest Bhd.(1)	127,900	5,718
Fraser & Neave Holdings Bhd.	1,900	12,016
Genting Bhd.(2)	515,100	263,259
Genting Malaysia Bhd.	183,100	77,259
Guan Chong Bhd.	308,200	106,955
HAP Seng Consolidated Bhd.	26,200	17,676
Hengyuan Refining Co. Bhd.(1)	49,400	24,096
Hibiscus Petroleum Bhd.	212,140	108,642
IJM Corp. Bhd.	18,900	13,218
Insas Bhd.	6,100	1,385
IOI Properties Group Bhd.	564,000	566,694
Jaya Tiasa Holdings Bhd.	276,200	75,472
Johor Plantations Group Bhd.	564,300	269,107

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Kelington Group Bhd.	71,100	$161,966
Kinergy Advancement Bhd.(1)	311,900	31,740
KSL Holdings Bhd.(2)	28,705	20,479
Kuala Lumpur Kepong Bhd.	133,989	731,346
Leong Hup International Bhd.	105,000	20,325
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	10
Mah Sing Group Bhd.	39,800	11,630
Malayan Banking Bhd.(2)	1,088,560	2,884,650
Malaysian Pacific Industries Bhd.	10,300	106,098
Matrix Concepts Holdings Bhd.	79,000	23,711
MBSB Bhd.	105,500	15,838
Mega First Corp. Bhd.	179,900	125,032
Pecca Group Bhd.	10,200	3,316
Perak Transit Bhd.	69,000	3,425
Perdana Petroleum Bhd.(1)	287,300	10,091
Petronas Dagangan Bhd.	66,900	337,496
RHB Bank Bhd.	398,921	859,396
Sarawak Oil Palms Bhd.	22,350	29,709
Scientex Bhd.	10,000	9,172
SD Guthrie Bhd.	604,500	954,686
Shin Yang Group Bhd.	175,300	32,399
Sime Darby Bhd.	1,427,800	920,434
Sime Darby Property Bhd.(2)	1,259,500	411,710
Solarvest Holdings Bhd.(1)	43,700	33,521
Supermax Corp. Bhd.(1)	123,224	9,948
Syarikat Takaful Malaysia Keluarga Bhd.	39,800	31,312
Ta Ann Holdings Bhd.	26,400	40,599
TASCO Bhd.	6,400	573
Telekom Malaysia Bhd.(2)	372,300	713,184
Teo Seng Capital Bhd.	105,958	21,830
TH Plantations Bhd.	130,800	18,847
TIME dotCom Bhd.	129,800	193,695
TSH Resources Bhd.	185,600	61,744
United Plantations Bhd.(2)	46,050	365,501
Vantris Energy Bhd.(1)	3,135	254
Velesto Energy Bhd.	1,494,600	91,128
Wasco Bhd.	74,400	14,051
WCT Holdings Bhd.(1)	292,400	28,245
Westports Holdings Bhd.	133,700	230,714
Zetrix Ai Bhd.(2)	1,400,100	102,356
		19,036,359
Mexico — 1.5%
Alpek SAB de CV(1)	215,340	161,792
America Movil SAB de CV, ADR	43,245	996,365
Banco del Bajio SA	545,221	1,848,364
Coca-Cola Femsa SAB de CV(2)	2,229	24,783
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	40,051	261,934
Fomento Economico Mexicano SAB de CV, ADR	43,200	5,201,712
Gentera SAB de CV	1,106,213	2,646,354
Grupo Aeroportuario del Pacifico SAB de CV, ADR(1)	10	2,060
Grupo Comercial Chedraui SA de CV	12,821	67,226
Grupo Financiero Banorte SAB de CV, Class O	657,688	7,457,031
Grupo Traxion SAB de CV(1)(2)	11,911	8,045

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Industrias Penoles SAB de CV	971	$51,291
Megacable Holdings SAB de CV	732,884	2,240,506
Nemak SAB de CV(1)	827,028	147,923
Qualitas Controladora SAB de CV	107,235	968,030
Regional SAB de CV	183,840	1,524,785
Wal-Mart de Mexico SAB de CV(2)	10,902	30,320
		23,638,521
Philippines — 0.4%
ACEN Corp.	29,310	1,347
Alliance Global Group, Inc.	273,900	39,622
Apex Mining Co., Inc.	885,600	226,768
Ayala Land, Inc.	2,812,400	699,196
Bank of the Philippine Islands	6,100	9,786
BDO Unibank, Inc.	1,086,544	2,019,608
Converge Information & Communications Technology Solutions, Inc.	652,000	95,151
DigiPlus Interactive Corp.	17,600	2,816
DMCI Holdings, Inc.	71,400	8,901
First Gen Corp.	11,100	4,504
Globe Telecom, Inc.	1,359	35,567
GT Capital Holdings, Inc.	15,660	119,579
JG Summit Holdings, Inc.	122,770	41,840
LT Group, Inc.	620,900	151,495
Metropolitan Bank & Trust Co.	1,267,430	1,355,905
Nickel Asia Corp.	100,800	6,727
Philippine National Bank	52,370	58,855
PLDT, Inc., ADR	1,426	25,468
Puregold Price Club, Inc.	400,700	264,116
Robinsons Land Corp.	225,400	61,553
Security Bank Corp.	186,270	190,789
Semirara Mining & Power Corp.	32,700	9,032
		5,428,625
Poland — 1.2%
Alior Bank SA	60,539	2,145,383
Bank Handlowy w Warszawie SA	296	9,387
Bank Millennium SA(1)	330,766	1,796,450
Bank Polska Kasa Opieki SA	22,613	1,573,768
Grupa Kety SA	7,026	2,374,808
Jastrzebska Spolka Weglowa SA(1)	210	1,865
LPP SA	209	1,168,134
mBank SA(1)	1,059	387,421
Modivo SA(1)(2)	1,017	23,658
Orange Polska SA	482,612	1,771,112
ORLEN SA	164,641	6,807,659
Pepco Group NV	62,632	727,414
Text SA	10	115
XTB SA	1,703	84,229
		18,871,403
Qatar — 0.5%
Baladna(1)	1,333,171	460,934
Gulf International Services QSC	59,884	28,781
Mannai Corp. QSC	14,187	20,068
Mazaya Real Estate Development QPSC(1)	299,746	45,762
Ooredoo QPSC	413,211	1,435,693

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Qatar National Bank QPSC	1,040,521	$4,771,043
United Development Co. QSC	1,302,672	287,348
		7,049,629
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
Saudi Arabia — 2.2%
Ades Holding Co.	134,677	658,556
Al Babtain Power & Telecommunication Co.	6,589	108,410
Al Khaleej Training & Education Co.(1)	4,677	18,196
Alamar Foods	776	8,707
Al-Dawaa Medical Services Co.	8,257	83,984
Alinma Bank	595,477	4,050,632
Almarai Co. JSC	191,262	2,490,574
Almunajem Foods Co.	15,117	247,619
Amlak International Finance Co.	288	671
Arab National Bank	303,006	1,796,129
Arabian Co. for Agricultural & Industrial Investment(1)	5,590	34,187
Arabian Drilling Co.(1)	35	890
Arabian Pipes Co.	123,365	174,609
Astra Industrial Group Co.	404	14,640
Bank AlBilad	5,532	38,343
Banque Saudi Fransi	158,726	917,006
Dar Al Arkan Real Estate Development Co.(1)	106,101	593,877
East Pipes Integrated Co. for Industry	15,605	819,822
Etihad Etisalat Co.	205,296	3,642,162
Fourth Milling Co.	151,453	162,397
Jabal Omar Development Co.(1)	254,973	1,242,380
Jahez International Co.(1)	75,777	266,180
Leejam Sports Co. JSC	1,573	32,895
Lumi Rental Co.(1)	3,471	25,908
Middle East Healthcare Co.	24,288	211,411
Mobile Telecommunications Co. Saudi Arabia	322,957	889,245
Mouwasat Medical Services Co.	44,433	769,519
Najran Cement Co.(1)	11,854	17,519
Rabigh Refining & Petrochemical Co.(1)	17,150	76,055
Red Sea International Co.(1)	9,838	61,278
Riyad Bank	672,394	3,725,765
Saudi Chemical Co. Holding	207,659	433,727
Saudi Co. For Hardware CJSC	3,513	19,541
Saudi Investment Bank	126,365	488,597
Saudi Kayan Petrochemical Co.(1)	378,055	528,100
Saudi Manpower Solutions Co.	54,631	84,371
Saudi Pharmaceutical Industries & Medical Appliances Corp.	44,264	355,055
Saudi Telecom Co.	572,929	6,803,247
Savola Group	110,831	768,868
Sport Clubs Co.(1)	32,383	70,358
Sustained Infrastructure Holding Co.	25,417	271,922
Tanmiah Food Co.(1)	4,861	81,271
Theeb Rent A Car Co.	22,884	128,410

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
United International Transportation Co.	23,836	$201,231
Yanbu Cement Co.	41,687	168,740
		33,583,004
South Africa — 3.4%
Absa Group Ltd.	303,438	4,309,511
AECI Ltd.	97,357	615,854
African Rainbow Minerals Ltd.	44,142	494,273
Afrimat Ltd.	318	507
Aspen Pharmacare Holdings Ltd.	224,588	2,206,998
Astral Foods Ltd.	38,764	471,154
Blu Label Unlimited Group Ltd.	4,188	2,206
DataTec Ltd.	19,014	93,827
DRDGOLD Ltd.	21,204	59,416
E Media Holdings Ltd.	6,556	654
Fortress Real Estate Investments Ltd., Class B	64,337	95,482
Foschini Group Ltd.	208,560	662,198
Gold Fields Ltd., ADR	112,956	5,237,770
Harmony Gold Mining Co. Ltd., ADR(2)	8,328	163,645
Investec Ltd.	87,740	755,685
KAP Ltd.(1)	443,698	75,891
Kumba Iron Ore Ltd.(2)	9,692	144,106
Life Healthcare Group Holdings Ltd.	672,017	495,861
Merafe Resources Ltd.	366,791	33,633
Momentum Group Ltd.	189,085	475,444
Motus Holdings Ltd.	133,983	894,439
Mr. Price Group Ltd.	57,254	578,694
MTN Group Ltd.	515,641	6,047,537
Nedbank Group Ltd.	75,956	1,388,174
Netcare Ltd.	106,882	119,414
Ninety One Ltd.	57,847	159,347
Old Mutual Ltd.	2,798,039	2,262,019
Omnia Holdings Ltd.	93,750	577,608
Pick n Pay Stores Ltd.(1)(2)	21,989	26,199
PPC Ltd.	732,861	332,903
Raubex Group Ltd.	84,737	217,625
Remgro Ltd.	83,533	1,004,692
Santam Ltd.	16,476	424,259
Sappi Ltd.(1)	323,993	297,730
Sasol Ltd., ADR(1)(2)	195,237	2,346,749
Shoprite Holdings Ltd.	194,302	3,713,206
Sibanye Stillwater Ltd., ADR	263,805	3,126,089
Standard Bank Group Ltd.	360,289	7,098,172
Sun International Ltd.	95,605	295,803
Super Group Ltd.(1)	48,575	54,066
Telkom SA SOC Ltd.	248,952	853,875
Thungela Resources Ltd.	111,437	910,729
Truworths International Ltd.	197,891	560,996
Valterra Platinum Ltd.	121	10,340
Vodacom Group Ltd.	216,377	2,004,982
Wilson Bayly Holmes-Ovcon Ltd.(2)	30	269
		51,700,031
South Korea — 20.6%
Able C&C Co. Ltd.	2,258	21,287

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Asiana Airlines, Inc.(1)	16,982	$94,131
BGF retail Co. Ltd.	12,060	1,301,436
BH Co. Ltd.	8,811	116,826
Binggrae Co. Ltd.	3,910	258,521
BNK Financial Group, Inc.	262,141	2,907,546
Byucksan Corp.	10,363	10,922
Cafe24 Corp.(1)	1,448	17,962
Cheil Worldwide, Inc.	18,436	258,431
Chong Kun Dang Pharmaceutical Corp.	1,086	54,302
CJ CGV Co. Ltd.(1)	278	1,105
CJ CheilJedang Corp.	8,059	1,096,668
CJ Corp.	9,361	885,773
CJ ENM Co. Ltd.(1)	8,877	219,766
CJ Logistics Corp.	8,061	431,797
Cosmax, Inc.	12,098	2,651,918
Coway Co. Ltd.	76,595	5,419,207
CS Wind Corp.(1)	33,941	1,208,630
Cuckoo Homesys Co. Ltd.	777	13,471
Daesang Corp.	14,500	193,839
Daewoong Co. Ltd.	8,210	108,144
Daishin Securities Co. Ltd.(1)	1,990	39,247
Daou Data Corp.	1,498	21,997
Daou Technology, Inc.	27,514	782,347
DB HiTek Co. Ltd.	792	54,606
DB Insurance Co. Ltd.	5,599	738,744
DB Securities Co. Ltd.	28,458	203,471
DL E&C Co. Ltd.	48,008	2,517,731
DL Holdings Co. Ltd.(1)	22,069	812,292
Dongjin Semichem Co. Ltd.	78,054	2,416,347
Dongkuk Holdings Co. Ltd.(1)	9,130	13,560
Dongwon Industries Co. Ltd.	3,879	108,875
Doosan Tesna, Inc.	883	51,408
E-MART, Inc.	5,117	277,207
Eugene Investment & Securities Co. Ltd.	159,956	511,118
F&F Co. Ltd.	25,461	1,243,194
GC Biopharma Corp.	2,905	274,004
GOLFZON Co. Ltd.	1,675	44,277
Grand Korea Leisure Co. Ltd.	14,788	104,496
GS Holdings Corp.	66,191	6,131,681
GS Retail Co. Ltd.	59,154	1,137,187
Hana Financial Group, Inc.	189,281	18,805,937
Hana Micron, Inc.(1)	7,180	185,297
Hana Tour Service, Inc.	1,091	25,958
Hankook & Co. Co. Ltd.	15,243	273,229
Hankook Tire & Technology Co. Ltd.	78,336	3,802,753
Hansae Co. Ltd.	1,224	7,980
Hansol Holdings Co. Ltd.(1)	14,959	37,119
Hansol Technics Co. Ltd.	2,588	12,847
Hanwha Aerospace Co. Ltd.	8,430	6,768,314
Hanwha Corp.	12,711	1,252,266
Hanwha Corp., Preference Shares	1,572	47,151
Hanwha General Insurance Co. Ltd.(1)	32,298	198,285
Hanwha Life Insurance Co. Ltd.(1)	435,671	1,829,647

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Hanwha Machinery & Service Holdings Co. Ltd.(1)	20,473	$109,501
Hanwha Machinery & Service Holdings Co. Ltd., Preference Shares(1)	2,531	5,650
Hanwha Vision Co. Ltd.(1)	8,578	311,595
Harim Holdings Co. Ltd.	95,665	753,815
HD Construction Equipment Co. Ltd.	8,809	854,861
HD Hyundai Co. Ltd.	46,960	7,481,848
HD Hyundai Heavy Industries Co. Ltd.	19,048	6,233,593
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	39,858	10,113,087
HDC Holdings Co. Ltd.	36,106	595,488
HD-Hyundai Marine Engine(1)	12,108	459,148
Hite Jinro Co. Ltd.	14,235	161,636
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	14,698
HL Holdings Corp.(1)	774	23,063
HL Mando Co. Ltd.	60,587	2,285,111
HMM Co. Ltd.	45,417	710,284
HS Hyosung Advanced Materials Corp.	2,074	271,895
Hwa Shin Co. Ltd.	5,675	33,230
Hyosung Corp.	1,469	178,136
Hyosung TNC Corp.	4,570	1,183,621
Hyundai Department Store Co. Ltd.	35,066	2,440,407
Hyundai Elevator Co. Ltd.	22,662	1,227,505
Hyundai Glovis Co. Ltd.	37,173	5,611,319
Hyundai Marine & Fire Insurance Co. Ltd.(1)	98,781	3,669,197
Hyundai Motor Co.	1,440	423,777
Hyundai Rotem Co. Ltd.	33,138	3,285,647
Hyundai Steel Co.	158,113	3,498,283
Hyundai Wia Corp.	28,785	1,262,319
iM Financial Group Co. Ltd.	183,869	2,481,689
Industrial Bank of Korea	233,029	3,520,202
Innocean Worldwide, Inc.	3,794	53,107
INTOPS Co. Ltd.	443	5,837
IPARK Hyundai Development Co., E Shares	34,686	592,086
IS Dongseo Co. Ltd.(1)	985	11,539
JB Financial Group Co. Ltd.	99,478	2,056,608
KB Financial Group, Inc., ADR	112,423	14,029,266
KC Co. Ltd.	6,002	178,794
KC Tech Co. Ltd.	9,235	457,888
KCC Corp.	668	229,605
KEPCO Plant Service & Engineering Co. Ltd.	2,768	92,377
KG Dongbusteel	15,429	62,601
KG Eco Solution Co. Ltd.	4,730	19,378
KH Vatec Co. Ltd.	18,943	146,644
Kia Corp.	138,992	13,258,226
KISCO Corp.	1,013	7,416
KIWOOM Securities Co. Ltd.	25,449	5,127,250
Kolon Industries, Inc.	30,548	1,323,798
KoMiCo Ltd.	9,240	177,428
KONA I Co. Ltd.(1)	9,918	285,810
Korea Circuit Co. Ltd.	204	9,062
Korea Electric Terminal Co. Ltd.	1,528	61,029
Korea Investment Holdings Co. Ltd.	66,552	9,296,213
Korea Line Corp.(1)	53,816	82,034
Korean Air Lines Co. Ltd.	387,276	7,911,154

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Korean Reinsurance Co.	192,010	$2,004,594
Kumho Petrochemical Co. Ltd.	15,097	1,404,103
Kumho Tire Co., Inc.(1)	218,227	1,171,017
Kyung Dong Navien Co. Ltd.	7,867	359,205
LB Semicon, Inc.(1)	404	1,252
LG Chem Ltd.	20,593	4,198,938
LG Display Co. Ltd., ADR(1)(2)	482,105	1,634,336
LG Electronics, Inc.	121,245	19,043,366
LG Innotek Co. Ltd.	18,717	8,707,982
LG Uplus Corp.	145,797	1,593,843
LIG Defense&Aerospace Co. Ltd.	3,403	1,721,659
Lotte Chilsung Beverage Co. Ltd.	2,987	217,707
Lotte Rental Co. Ltd.	9,577	330,945
Lotte Shopping Co. Ltd.	20,873	1,618,483
Lotte Wellfood Co. Ltd.	2,255	239,899
LVMC Holdings(1)	42,660	39,275
LX International Corp.	30,234	859,497
Mcnex Co. Ltd.	602	9,177
MegaStudyEdu Co. Ltd.	2,275	59,826
Meritz Financial Group, Inc.(1)	74,207	6,614,701
Mirae Asset Life Insurance Co. Ltd.(1)	707	11,135
Mirae Asset Securities Co. Ltd.	25,216	634,515
Misto Holdings Corp.	26,014	795,128
Namhae Chemical Corp.	3,782	17,429
Neowiz(1)	145	1,919
NEPES Corp.(1)	41,164	677,766
Nexen Tire Corp.	10,178	47,676
NH Investment & Securities Co. Ltd.	188,709	3,644,548
NICE Holdings Co. Ltd.(1)	772	7,440
NICE Information Service Co. Ltd.	13,095	153,289
NongShim Co. Ltd.	1,675	542,341
Orion Corp.	31,642	3,004,371
Orion Holdings Corp.	33,929	639,280
Otoki Corp.	651	160,071
Pan Ocean Co. Ltd.	399,641	1,651,614
Partron Co. Ltd.	3,398	13,619
POSCO Holdings, Inc., ADR	4,932	302,578
Posco International Corp.	53,131	2,080,816
S-1 Corp.	12,287	733,011
Samsung E&A Co. Ltd.	139,519	4,782,639
Samsung Electro-Mechanics Co. Ltd.	172	181,395
Samsung Fire & Marine Insurance Co. Ltd.	7,708	3,730,950
Samsung Life Insurance Co. Ltd.	964	214,271
Samsung Securities Co. Ltd.	101,664	6,499,041
Samyang Foods Co. Ltd.	173	193,645
SD Biosensor, Inc.(1)	1,247	5,567
Sebang Co. Ltd.	1,932	19,058
Sebang Global Battery Co. Ltd.	4,495	222,989
Seoul Guarantee Insurance Co.	1,380	43,833
Seoyon E-Hwa Co. Ltd.	6,370	56,811
SFA Engineering Corp.	17,641	308,073
SHIFT UP Corp.(1)	2,800	66,731
Shinhan Financial Group Co. Ltd., ADR	183,366	14,517,086

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Shinsegae, Inc.	7,477	$2,254,076
SK Discovery Co. Ltd.	370	13,750
SK Eternix Co. Ltd.(1)	6,127	245,600
SK Innovation Co. Ltd.(1)	35,587	3,252,298
SK Networks Co. Ltd.	436,912	2,089,708
SK Telecom Co. Ltd., ADR	160,292	6,153,610
SK, Inc.	1,497	590,439
SL Corp.	32,390	1,256,424
SNT Dynamics Co. Ltd.	9,584	204,871
S-Oil Corp.	67,148	7,351,606
Studio Dragon Corp.(1)	4,362	71,310
STX Engine Co. Ltd.(1)	630	11,466
Sungwoo Hitech Co. Ltd.	25,049	110,540
TES Co. Ltd.	8,605	888,879
Woongjin Thinkbig Co. Ltd.	17,413	16,217
Woori Financial Group, Inc.	527,571	12,930,746
Youngone Corp.	1,985	104,668
Youngone Holdings Co. Ltd.	2,887	355,051
Yuanta Securities Korea Co. Ltd.	12,496	43,043
		318,412,751
Taiwan — 27.2%
Ability Enterprise Co. Ltd.(2)	87,765	189,834
AcBel Polytech, Inc.(1)(2)	302,497	427,850
ACES Electronic Co. Ltd.(2)	139,699	611,918
Acon Holding, Inc.(1)	9,000	1,440
Acter Group Corp. Ltd.	40,000	1,089,213
ADATA Technology Co. Ltd.(2)	358,759	4,675,231
Advanced International Multitech Co. Ltd.	58,000	92,447
Advanced Power Electronics Corp.	2,000	11,266
Advancetek Enterprise Co. Ltd.(1)	10,000	9,232
AIC, Inc.(2)	9,000	171,063
Air Asia Co. Ltd.(2)	20,000	32,332
Alchip Technologies Ltd.	3,000	385,173
Allied Circuit Co. Ltd.(1)	2,156	24,796
Alltek Technology Corp.	169,890	245,702
Alltop Technology Co. Ltd.	20,000	179,024
Alpha Networks, Inc.(1)	15,000	13,473
Amazing Microelectronic Corp.	161	405
Ambassador Hotel	15,000	20,998
Ampire Co. Ltd.	24,000	18,576
AMPOC Far-East Co. Ltd.(2)	36,376	205,949
AmTRAN Technology Co. Ltd.(2)	120,625	160,635
Anji Technology Co. Ltd.	3,059	3,514
Apacer Technology, Inc.(2)	20,000	143,340
Apex Dynamics, Inc.	3,000	43,503
Apex International Co. Ltd.(1)	3,524	4,481
Arcadyan Technology Corp.(1)	34,000	169,235
Ardentec Corp.(2)	662,000	4,757,458
Argosy Research, Inc.(2)	47,000	202,276
ASE Technology Holding Co. Ltd., ADR	587,151	21,695,229
Asia Polymer Corp.	31,000	14,082
Asustek Computer, Inc.(2)	93,000	2,927,660
Aten International Co. Ltd.	4,000	9,857

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
AUO Corp.(2)	564,400	$474,343
Aurona Industries, Inc.	6,557	11,548
Bafang Yunji International Co. Ltd.	23,100	132,543
Bank of Kaohsiung Co. Ltd.	156,439	58,433
Basso Industry Corp.	23,000	23,707
BES Engineering Corp.(1)	11,858	4,503
B'in Live Co. Ltd.	11,355	27,415
Bioteque Corp.	1,000	3,592
Bizlink Holding, Inc.	11,108	758,912
Bonny Worldwide Ltd.	10,000	29,053
Brighton-Best International Taiwan, Inc.	133,000	154,067
Brillian Network & Automation Integrated System Co. Ltd.(2)	29,000	329,973
Capital Futures Corp.	42,369	84,812
Career Technology MFG. Co. Ltd.(1)	3,753	2,099
Cathay Financial Holding Co. Ltd.	4,045,624	14,100,436
Central Reinsurance Co. Ltd.	458,406	668,570
Chailease Holding Co. Ltd.	73,000	269,092
Chain Chon Industrial Co. Ltd.	35,000	11,198
Chang Hwa Commercial Bank Ltd.	2,001,612	1,586,876
Channel Well Technology Co. Ltd.	76,000	124,294
Charoen Pokphand Enterprise	107,000	362,500
CHC Healthcare Group	19,000	15,396
Chenbro Micom Co. Ltd.(2)	47,000	1,436,214
Cheng Loong Corp.	148,000	117,582
Cheng Shin Rubber Industry Co. Ltd.	1,366,000	1,331,436
Cheng Uei Precision Industry Co. Ltd.	12,000	17,012
Chenming Electronic Technology Corp.	33,000	91,148
Chia Chang Co. Ltd.	7,000	7,315
Chicony Electronics Co. Ltd.(2)	44,000	147,746
Chief Telecom, Inc.	3,000	30,342
Chien Kuo Construction Co. Ltd.	129,000	212,690
China Airlines Ltd.	2,455,000	1,565,193
China Bills Finance Corp.	14,000	7,283
China Container Terminal Corp.	12,000	8,585
China Metal Products	74,000	53,662
China Motor Corp.	9,000	15,309
China Steel Corp.(2)	4,715,000	2,816,298
Chinese Maritime Transport Ltd.(2)	96,000	183,045
Chin-Poon Industrial Co. Ltd.(2)	454,000	628,031
Chipbond Technology Corp.	252,000	1,394,944
ChipMOS Technologies, Inc.(1)	789,000	2,204,798
Chlitina Holding Ltd.(1)	25,000	66,304
Chong Hong Development Co. Ltd.	1,872	4,448
Chun Yuan Steel Industry Co. Ltd.	215,000	153,887
Chung Hwa Chemical Industrial Works Ltd.(2)	38,000	119,645
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	271,000	1,400,444
Chunghwa Chemical Synthesis & Biotech Co. Ltd.(1)	14,000	15,865
Chunghwa Precision Test Tech Co. Ltd.	4,000	358,439
Chunghwa Telecom Co. Ltd., ADR	13,861	598,934
Clevo Co.	10,000	15,044
Collins Co. Ltd.	42,000	18,271
Compal Electronics, Inc.	347,000	441,086
Compeq Manufacturing Co. Ltd.(2)	745,415	5,833,959

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Concord International Securities Co. Ltd.	697,069	$784,845
Concord Securities Co. Ltd.(2)	1,268,909	847,895
Continental Holdings Corp.	32,000	19,721
Coremax Corp.	814	2,246
Co-Tech Development Corp.	4,000	68,132
Creative Sensor, Inc.	27,000	35,399
Crowell Development Corp.	33,350	21,021
Cryomax Cooling System Corp.(1)	4,163	3,186
CTBC Financial Holding Co. Ltd.	4,658,000	9,502,253
CTCI Corp.(1)	772,638	986,399
CyberPower Systems, Inc.	25,000	200,092
DA CIN Construction Co. Ltd.	167,200	475,988
Darfon Electronics Corp.	10,000	9,807
Darwin Precisions Corp.	230,500	92,275
Daxin Materials Corp.	3,000	27,938
Depo Auto Parts Ind Co. Ltd.(2)	74,000	322,754
Desiccant Technology Corp.	29,700	205,550
Dimerco Data System Corp.(1)	13,000	38,158
Dimerco Express Corp.	24,351	59,891
Dynamic Holding Co. Ltd.(2)	116,945	443,804
Dynapack International Technology Corp.(2)	46,000	560,072
E&R Engineering Corp.(1)	2,000	11,312
Eastech Holding Ltd.	23,000	43,780
Eastern Media International Corp.(1)	72,000	41,642
Eclat Textile Co. Ltd.	13,000	126,581
ECOVE Environment Corp.	7,000	59,695
Elan Microelectronics Corp.	91,000	388,748
Elite Advanced Laser Corp.(2)	9,000	183,236
Elite Material Co. Ltd.	50,000	8,638,019
Elite Semiconductor Microelectronics Technology, Inc.	673,000	6,199,017
Emerging Display Technologies Corp.	11,000	7,002
Eson Precision Ind Co. Ltd.	96,000	272,819
Eternal Materials Co. Ltd.(2)	184,404	479,413
Etron Technology, Inc.(1)	33,000	122,665
Eva Airways Corp.	3,007,000	3,980,407
Evergreen Aviation Technologies Corp.	23,000	125,386
Evergreen International Storage & Transport Corp.(2)	194,000	322,237
Evergreen Marine Corp. Taiwan Ltd.	786,400	5,790,270
Everlight Electronics Co. Ltd.(1)	159,000	331,237
Excelliance Mos Corp.	1,000	3,063
Excelsior Medical Co. Ltd.	1,685	3,781
EZconn Corp.(2)	23,000	1,182,689
Far Eastern Department Stores Ltd.	517,000	364,178
Far Eastern International Bank	1,383,613	588,861
Far Eastern New Century Corp.	1,204,000	1,076,478
Far EasTone Telecommunications Co. Ltd.(1)	427,000	1,359,354
Farglory Land Development Co. Ltd.(2)	56,000	108,941
Feedback Technology Corp.	8,640	59,214
Feng TAY Enterprise Co. Ltd.	23,000	49,047
First Financial Holding Co. Ltd.	100,000	111,278
First Insurance Co. Ltd.	160,000	142,010
First Steamship Co. Ltd.(1)	90,000	19,305
Fitipower Integrated Technology, Inc.	20,750	106,266

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Fittech Co. Ltd.(1)	1,202	$4,661
Flytech Technology Co. Ltd.	21,000	91,407
Forest Water Environment Engineering Co. Ltd.(1)	66,000	95,515
Formosa Chemicals & Fibre Corp.	294,000	633,370
Formosa International Hotels Corp.	25,000	139,501
Formosa Laboratories, Inc.	22,000	33,799
Formosa Optical Technology Co. Ltd.	14,000	40,653
Formosa Taffeta Co. Ltd.	48,000	27,463
Formosan Union Chemical Corp.	17,000	17,928
Foxconn Technology Co. Ltd.(2)	197,000	401,787
Foxsemicon Integrated Technology, Inc.(2)	21,000	184,687
Foxwell Power Co. Ltd.(1)	7,000	7,785
Franbo Lines Corp.(2)	221,629	125,055
Froch Enterprise Co. Ltd.	42,000	29,981
FSP Technology, Inc.	4,000	6,734
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	5,046
Fu Hua Innovation Co. Ltd.	31,823	14,096
Fubon Financial Holding Co. Ltd.(2)	4,069,859	18,476,787
Fulgent Sun International Holding Co. Ltd.	61,891	139,467
Full Wang International Development Co. Ltd.(1)	3,886	1,482
Fulltech Fiber Glass Corp.(1)(2)	57,865	230,494
Fusheng Precision Co. Ltd.(2)	64,000	579,672
G Shank Enterprise Co. Ltd.	28,591	113,102
Gallant Precision Machining Co. Ltd.	17,000	60,568
Gamania Digital Entertainment Co. Ltd.	8,000	10,388
GEM Services, Inc.	1,000	4,396
Gemtek Technology Corp.(2)	272,000	310,432
General Interface Solution GIS Holding Ltd.(1)(2)	303,000	683,502
Genesys Logic, Inc.	18,000	55,157
Genius Electronic Optical Co. Ltd.(2)	26,000	823,786
Getac Holdings Corp.(2)	62,000	228,622
Giant Manufacturing Co. Ltd.(2)	215,000	691,336
Gigabyte Technology Co. Ltd.(2)	75,000	846,673
Global Brands Manufacture Ltd.(2)	69,587	183,523
Global Lighting Technologies, Inc.	3,000	3,195
Global PMX Co. Ltd.	73,000	366,277
Globalwafers Co. Ltd.(2)	43,000	1,236,628
Globe Union Industrial Corp.	57,000	19,854
GMI Technology, Inc.(1)(2)	38,362	62,155
Gold Circuit Electronics Ltd.	249,100	9,138,859
Goldsun Building Materials Co. Ltd.(2)	319,000	313,729
Gordon Auto Body Parts(2)	102,000	87,749
Gourmet Master Co. Ltd.(1)	47,000	121,626
Grand Fortune Securities Co. Ltd.	33,600	15,883
Grape King Bio Ltd.(2)	11,000	31,010
Great Tree Pharmacy Co. Ltd.	2,161	4,646
Greatek Electronics, Inc.	282,000	1,026,192
Group Up Industrial Co. Ltd.	10,000	109,546
Hai Kwang Enterprise Corp.(1)	4,284	1,749
Hannstar Board Corp.(2)	148,160	345,522
HannStar Display Corp.(1)(2)	48,000	21,946
Hanpin Electron Co. Ltd.	31,000	47,412
Her Chee Industrial Co. Ltd.	24,000	22,635

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Hey Song Corp.	13,000	$13,607
Highwealth Construction Corp.(2)	74,350	109,342
Hi-Lai Foods Co. Ltd.	10,000	57,270
Hitron Technology, Inc.(1)(2)	62,000	49,033
Ho Tung Chemical Corp.	23,000	12,275
Holdings-Key Electric Wire & Cable Co. Ltd.(1)	29,000	36,642
Holy Stone Enterprise Co. Ltd.(2)	131,500	3,074,002
Hong Ho Precision Textile Co. Ltd.	46,000	19,712
Hong TAI Electric Industrial	55,000	60,840
Horizon Fixture Group Co. Ltd.	2,000	13,848
Horizon Securities Co. Ltd.	146,000	74,513
Hota Industrial Manufacturing Co. Ltd.(1)	13,000	20,343
Hotai Finance Co. Ltd.	48,719	92,426
Hotai Motor Co. Ltd.	23,000	371,972
Hotel Holiday Garden(1)	15,592	6,267
Hsin Ba Ba Corp.	13,000	16,735
HTC Corp.(2)	55,000	69,702
Hu Lane Associate, Inc.(2)	38,000	150,280
Hua Nan Financial Holdings Co. Ltd.	247,272	322,417
Huaku Development Co. Ltd.	130,158	381,134
Huang Hsiang Construction Corp.	5,442	5,874
Hung Ching Development & Construction Co. Ltd.	40,000	53,957
Hung Sheng Construction Ltd.	21,000	11,518
Hwacom Systems, Inc.	31,000	41,000
Hwang Chang General Contractor Co. Ltd.(2)	81,868	102,701
IBF Financial Holdings Co. Ltd.(1)	10,315	5,185
I-Chiun Precision Industry Co. Ltd.(2)	37,458	310,146
IKKA Holdings Cayman Ltd.	12,573	23,224
Innodisk Corp.	18,396	841,537
Innolux Corp.(2)	11,641,868	18,301,680
Inpaq Technology Co. Ltd.(2)	35,000	85,654
Insyde Software Corp.	2,000	13,685
Integrated Service Technology, Inc.(2)	23,965	104,217
International Games System Co. Ltd.	56,000	1,287,877
Inventec Corp.	631,000	1,326,775
Iron Force Industrial Co. Ltd.	296	698
ITE Technology, Inc.(1)(2)	178,000	721,172
ITEQ Corp.(2)	222,000	3,832,314
Jarllytec Co. Ltd.	4,250	11,745
Jean Co. Ltd.	6,096	3,706
Jiin Yeeh Ding Enterprise Co. Ltd.(1)(2)	141,000	440,874
Jinan Acetate Chemical Co. Ltd.(1)(2)	492,520	719,365
Jiu Han System Technology Co. Ltd.	53,000	522,915
Johnson Health Tech Co. Ltd.	26,000	103,234
Jourdeness Group Ltd.	7,000	5,726
JPC connectivity, Inc.(2)	47,000	447,891
JPP Holding Co. Ltd.(2)	30,000	305,531
Kaimei Electronic Corp.(2)	165,000	660,856
Kaori Heat Treatment Co. Ltd.	7,000	258,694
Kedge Construction Co. Ltd.	6,417	21,548
Kenda Rubber Industrial Co. Ltd.	47,000	25,357
Kenmec Mechanical Engineering Co. Ltd.	37,188	59,153
Kerry TJ Logistics Co. Ltd.	38,000	34,204

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
KGI Financial Holding Co. Ltd.	1,600,575	$1,708,624
KGI Financial Holding Co. Ltd., Preference Shares	59,976	15,484
Kindom Development Co. Ltd.	4,800	5,514
King Polytechnic Engineering Co. Ltd.	6,100	9,231
King Yuan Electronics Co. Ltd.	927,800	7,508,742
Kinik Co.(1)	12,000	258,259
Kinpo Electronics(2)	668,000	681,493
Kinsus Interconnect Technology Corp.	44,630	1,151,699
KNH Enterprise Co. Ltd.(1)	27,000	11,874
Ko Ja Cayman Co. Ltd.	10,000	12,201
KS Terminals, Inc.	7,000	15,220
Kuang Hong Arts Management, Inc.(1)	2,000	6,070
Kung Sing Engineering Corp.	725,000	243,483
Kuo Toong International Co. Ltd.	70,000	111,891
Kura Sushi Asia Co. Ltd.	4,000	8,655
Kwong Lung Enterprise Co. Ltd.(1)	11,000	14,218
L&K Engineering Co. Ltd.(2)	253,390	6,028,262
Lai Yih Footwear Co. Ltd.(1)	8,000	42,076
Largan Precision Co. Ltd.(2)	24,000	5,778,666
Lealea Enterprise Co. Ltd.(1)	78,000	17,448
Lelon Electronics Corp.(2)	165,000	1,164,772
Leofoo Development Co. Ltd.(1)	66,000	32,884
Li Peng Enterprise Co. Ltd.(1)	345,000	74,338
Lida Holdings Ltd.	23,000	12,179
Life Travel & Tourist Service Co. Ltd.	3,000	8,414
Lingsen Precision Industries Ltd.(1)	42,000	41,379
Lion Travel Service Co. Ltd.(2)	85,000	385,688
Long Bon International Co. Ltd.(1)	220,000	81,139
Long Da Construction & Development Corp.	59,000	51,514
Longchen Paper & Packaging Co. Ltd.(1)	2,000	700
Longwell Co.(2)	34,000	271,635
Lotes Co. Ltd.	20,000	1,064,175
Lotus Pharmaceutical Co. Ltd.(2)	68,884	403,681
Lumax International Corp. Ltd.	73,000	267,971
Lung Yen Life Service Corp.(1)	11,000	17,507
Luxe Green Energy Technology Co. Ltd.(1)	18,651	10,050
Macnica Anstek, Inc.	5,000	12,961
Macnica Galaxy, Inc.(2)	27,000	94,461
Makalot Industrial Co. Ltd.(2)	182,700	1,119,773
Man Zai Industrial Co. Ltd.	14,332	13,543
Marketech International Corp.(2)	63,000	962,662
Materials Analysis Technology, Inc.	95,005	740,155
Mayer Steel Pipe Corp.	23,200	15,941
Mega Union Technology, Inc.	13,000	293,753
Megaforce Co. Ltd.(1)	3,000	2,879
Merida Industry Co. Ltd.	10,000	25,810
MIN AIK Technology Co. Ltd.(1)	1,000	836
Mirle Automation Corp.(1)(2)	15,000	85,092
momo.com, Inc.	35,000	272,659
MPI Corp.	19,000	3,069,469
My Humble House Hospitality Management Consulting	27,000	32,227
Namchow Holdings Co. Ltd.	14,000	14,453
Nan Kang Rubber Tire Co. Ltd.	42,000	41,338

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Nan Liu Enterprise Co. Ltd.	1,000	$1,179
Nan Pao Resins Chemical Co. Ltd.	16,000	174,018
Nang Kuang Pharmaceutical Co. Ltd.	11,000	11,059
Nantex Industry Co. Ltd.	9,000	8,663
Nanya Technology Corp.	167,000	2,856,694
Netronix, Inc.	3,000	8,378
Nichidenbo Corp.	28,000	154,343
Nien Made Enterprise Co. Ltd.	62,000	730,662
Niko Semiconductor Co. Ltd.	16,346	32,461
Nova Technology Corp.	21,000	184,402
Novatek Microelectronics Corp.(2)	51,000	868,313
O-Bank Co. Ltd.	713,000	232,621
Orient Semiconductor Electronics Ltd.	122,000	167,299
O-TA Precision Industry Co. Ltd.	8,000	12,679
Pacific Construction Co.	63,000	17,000
Pacific Hospital Supply Co. Ltd.	1,000	2,456
Pegavision Corp.	20,000	251,807
PharmaEngine, Inc.	2,000	3,720
Phoenix Silicon International Corp.(2)	167,000	1,268,166
Planet Technology Corp.	4,000	20,664
Pou Chen Corp.(2)	1,954,000	1,530,231
Power Wind Health Industry, Inc.	19,000	100,659
Powertech Technology, Inc.(2)	507,000	4,424,683
Poya International Co. Ltd.	1,136,200	2,686,706
President Chain Store Corp.	79,000	539,130
President Securities Corp.(2)	1,899,800	2,965,626
Prince Housing & Development Corp.	44,000	11,513
Prosperity Dielectrics Co. Ltd.(1)(2)	31,000	240,330
Quanta Storage, Inc.(2)	27,000	57,170
Quintain Steel Co. Ltd.(1)	51,353	14,784
Radiant Opto-Electronics Corp.	72,750	209,172
Radium Life Tech Co. Ltd.	45,369	14,236
Realtek Semiconductor Corp.(2)	433,000	9,847,297
Rechi Precision Co. Ltd.	245,000	184,197
Rich Development Co. Ltd.	88,520	21,567
Rich Honour International Designs Co. Ltd.	10,000	13,271
Richmond International Travel & Tours Co. Ltd.	9,100	16,860
Rodex Fasteners Corp.	11,000	7,681
Roo Hsing Co. Ltd.(1)	7,903	2,083
Roundtop Machinery Industries Co. Ltd.	5,000	3,072
Ruby Tech Corp.	5,150	8,408
Ruentex Development Co. Ltd.(1)	277,000	242,806
Ruentex Engineering & Construction Co.	13,000	70,089
Sakura Development Co. Ltd.	27,816	31,687
San Fang Chemical Industry Co. Ltd.(2)	185,000	178,173
Scientech Corp.	8,000	182,439
Sea & Land Integrated Corp.	3,400	1,511
Senao Networks, Inc.(2)	6,489	25,049
Sesoda Corp.(2)	149,000	237,854
Sharehope Medicine Co. Ltd.	20,638	12,425
ShenMao Technology, Inc.	16,000	56,452
Shieh Yih Machinery Industry Co. Ltd.(1)(2)	51,000	42,262
Shih Her Technologies, Inc.(2)	11,713	65,909

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Shih Wei Navigation Co. Ltd.(1)	133,773	$71,495
Shin Foong Specialty & Applied Materials Co. Ltd.(1)	3,000	3,074
Shin Ruenn Development Co. Ltd.	32,770	33,050
Shin Zu Shing Co. Ltd.(2)	35,693	240,695
Shinkong Insurance Co. Ltd.	169,000	846,582
Shiny Chemical Industrial Co. Ltd.	4,000	20,668
Sigurd Microelectronics Corp.(1)	1,048,000	6,886,384
Simplo Technology Co. Ltd.	75,000	954,778
Sincere Navigation Corp.(2)	553,000	616,555
Sinmag Equipment Corp.	6,000	20,047
Sinon Corp.	156,000	196,465
SinoPac Financial Holdings Co. Ltd.	4,009,285	5,196,366
Sinopower Semiconductor, Inc.	24,000	184,760
Sinyi Realty, Inc.	1,000	636
Sitronix Technology Corp.	14,000	127,537
Siward Crystal Technology Co. Ltd.(1)(2)	10,000	23,307
Soft-World International Corp.(1)	27,000	83,650
Solteam, Inc.	18,399	28,705
Speed Tech Corp.	47,338	41,817
Sporton International, Inc.(2)	63,000	382,263
Sports Gear Co. Ltd.(2)	40,000	81,934
Star Fusion Group Co. Ltd.(1)	2,631	3,149
Stark Technology, Inc.	7,000	34,632
S-Tech Corp.	30,000	17,020
Sunny Friend Environmental Technology Co. Ltd.	21,000	50,238
Sunonwealth Electric Machine Industry Co. Ltd.	247,098	1,398,031
Sunrex Technology Corp.(2)	62,000	71,524
Sunspring Metal Corp.(1)	90,000	54,042
Sunty Development Co. Ltd.	43,000	18,710
Superalloy Industrial Co. Ltd.	152,000	316,247
Supreme Electronics Co. Ltd.(2)	95,729	273,871
Swancor Holding Co. Ltd.(2)	35,000	113,143
Symtek Automation Asia Co. Ltd.	5,069	23,725
Syncmold Enterprise Corp.	2,000	4,821
Syscom Computer Engineering Co.	3,000	4,944
T3EX Global Holdings Corp.	51,000	110,627
TA Chen Stainless Pipe	392,526	603,754
TA-I Technology Co. Ltd.	76,000	296,222
Tai Tung Communication Co. Ltd.	64,000	32,181
Taichung Commercial Bank Co. Ltd.(2)	2,541,669	1,526,109
TaiDoc Technology Corp.	2,202	8,848
Taiflex Scientific Co. Ltd.(2)	34,516	355,475
Taimide Tech, Inc.	2,000	4,694
TAI-TECH Advanced Electronics Co. Ltd.(2)	21,000	142,655
Taiwan Acceptance Corp.	156,861	429,697
Taiwan Business Bank(2)	7,094,101	3,790,094
Taiwan Cogeneration Corp.	4,005	7,060
Taiwan Fire & Marine Insurance Co. Ltd.	71,400	131,203
Taiwan FU Hsing Industrial Co. Ltd.	43,200	52,296
Taiwan High Speed Rail Corp.	316,000	259,066
Taiwan Hon Chuan Enterprise Co. Ltd.(2)	139,202	577,038
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	66,933	96,876
Taiwan Line Tek Electronic	22,660	14,684

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Taiwan Mask Corp.(1)	26,930	$33,128
Taiwan Mobile Co. Ltd.(1)	492,000	1,798,838
Taiwan Navigation Co. Ltd.	143,000	139,513
Taiwan Paiho Ltd.(2)	177,000	233,333
Taiwan Sakura Corp.	41,000	107,259
Taiwan Secom Co. Ltd.	12,600	42,095
Taiwan Semiconductor Co. Ltd.	12,000	35,894
Taiwan Surface Mounting Technology Corp.	262,000	1,646,800
Taiwan Takisawa Technology Co. Ltd.(1)	4,000	4,991
Taiwan Taxi Co. Ltd.	4,000	19,776
Taiwan Union Technology Corp.	62,000	2,801,248
TBI Motion Technology Co. Ltd.(1)(2)	24,000	44,684
Te Chang Construction Co. Ltd.	37,170	83,071
Team Group, Inc.(2)	59,000	513,395
Teco Electric & Machinery Co. Ltd.	90,000	205,582
Test Research, Inc.(2)	142,000	1,299,886
Thye Ming Industrial Co. Ltd.	4,708	10,360
Tigerair Taiwan Co. Ltd.(2)	54,000	95,619
Ton Yi Industrial Corp.	543,000	260,962
Tong Yang Industry Co. Ltd.(2)	235,000	610,888
Topco Scientific Co. Ltd.(2)	72,866	1,182,905
Topkey Corp.	35,000	178,662
Topoint Technology Co. Ltd.(2)	123,932	1,697,456
TPK Holding Co. Ltd.	9,000	19,329
Transcend Information, Inc.	13,000	120,669
Tripod Technology Corp.	334,000	5,225,151
Trusval Technology Co. Ltd.(2)	19,905	136,424
TS Financial Holding Co. Ltd.	9,164,728	11,137,668
Tsang Yow Industrial Co. Ltd.	20,000	18,091
Tsann Kuen Enterprise Co. Ltd.	28,331	15,897
TSEC Corp.(1)(2)	69,000	56,496
TSRC Corp.	82,000	73,389
Ttet Union Corp.	17,000	84,107
TTFB Co. Ltd.	3,633	17,813
TTY Biopharm Co. Ltd.	37,000	90,739
Tung Ho Steel Enterprise Corp.	283,000	720,903
Tung Thih Electronic Co. Ltd.	10,160	13,879
TXC Corp.(1)	72,000	420,926
TYC Brother Industrial Co. Ltd.	140,000	123,565
UDE Corp.(2)	83,000	310,017
Ultra Chip, Inc.(1)	14,000	36,308
U-Ming Marine Transport Corp.(2)	380,000	911,362
Unic Technology Corp.(2)	73,000	64,531
Union Bank of Taiwan	644,814	411,641
Union Insurance Co. Ltd.	26,000	32,006
Uni-President Enterprises Corp.	3,734,000	8,968,138
Unitech Printed Circuit Board Corp.(2)	179,273	251,041
United Alloy-Tech Co.	12,000	27,507
United Integrated Services Co. Ltd.(2)	305,000	10,189,566
United Microelectronics Corp.	2,749,000	11,183,060
United Orthopedic Corp.	30,000	77,314
Universal Cement Corp.	30,796	25,872
Universal Microelectronics Co. Ltd.(2)	136,000	185,110

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Universal Vision Biotechnology Co. Ltd.	27,000	$122,082
Usun Technology Co. Ltd.(1)	12,000	78,690
Utechzone Co. Ltd.(1)	3,000	24,638
Vanguard International Semiconductor Corp.(2)	1,588,000	7,578,560
Ventec International Group Co. Ltd.	18,000	155,914
Visco Vision, Inc.	28,000	224,442
Vizionfocus, Inc.	16,000	108,392
Voltronic Power Technology Corp.(1)	73,000	2,382,343
Wah Hong Industrial Corp.(2)	33,000	49,364
Walsin Technology Corp.	16,000	148,735
Walton Advanced Engineering, Inc.(2)	108,000	155,308
Wan Hai Lines Ltd.(2)	392,850	1,412,106
Wei Chuan Foods Corp.	7,000	2,704
Weikeng Industrial Co. Ltd.(2)	284,000	398,626
Well Shin Technology Co. Ltd.	15,000	18,767
Wholetech System Hitech Ltd.	3,000	11,441
Win Semiconductors Corp.(2)	180,000	2,541,525
Winbond Electronics Corp.(2)	1,326,173	7,627,476
Winstek Semiconductor Co. Ltd.	62,000	347,919
Wisdom Marine Lines Co. Ltd.	403,000	1,195,302
Wiselink Co. Ltd.	9,537	28,825
Wistron Corp.(2)	2,469,000	13,853,242
WNC Corp.(2)	112,072	861,901
Wonderful Hi-Tech Co. Ltd.(2)	129,000	287,017
Wowprime Corp.	52,790	391,724
WPG Holdings Ltd.	92,000	288,755
WT Microelectronics Co. Ltd.(2)	690,791	4,265,460
WUS Printed Circuit Co. Ltd.(2)	50,000	251,280
WW Holding, Inc.	6,000	8,565
XinTec, Inc.	10,000	133,096
Xxentria Technology Materials Corp.	7,350	9,766
Yang Ming Marine Transport Corp.(2)	1,231,000	2,309,573
Yankey Engineering Co. Ltd.	9,894	191,767
YC INOX Co. Ltd.	6,379	4,133
YCC Parts Manufacturing Co. Ltd.	11,000	14,853
Yem Chio Co. Ltd.	23,460	11,140
Yen Sun Technology Corp.(1)	20,000	29,156
Yeong Guan Energy Technology Group Co. Ltd.(1)	11,380	1,491
YFY, Inc.	25,000	23,536
Yieh Phui Enterprise Co. Ltd.(1)	93,380	41,661
Youngtek Electronics Corp.	4,000	9,834
Yuanta Financial Holding Co. Ltd.	1,276,337	2,631,269
Yuanta Futures Co. Ltd.	54,083	148,450
Yulon Motor Co. Ltd.(2)	123,208	115,370
Yungshin Construction & Development Co. Ltd.(2)	16,000	26,662
YungShin Global Holding Corp.	30,000	52,749
Zenitron Corp.	66,959	136,456
Zero One Technology Co. Ltd.	31,000	110,416
Zhen Ding Technology Holding Ltd.(2)	775,000	12,196,734
Zippy Technology Corp.	5,000	8,587
Zyxel Group Corp.	15,000	19,688
		419,261,573

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Thailand — 1.3%
AAPICO Hitech PCL, NVDR	30,600	$14,471
Advanced Info Service PCL, NVDR	362,500	3,876,959
AEON Thana Sinsap Thailand PCL, NVDR	102,900	313,263
Asia Plus Group Holdings PCL, NVDR	235,500	17,031
B Grimm Power PCL, NVDR	1,028,000	628,484
Bangchak Corp. PCL, NVDR	81,192	136,476
Bangkok Airways PCL, NVDR	168,700	96,855
Bangkok Chain Hospital PCL, NVDR	17,200	5,543
Bangkok Life Assurance PCL, NVDR	17,100	12,536
BCPG PCL, NVDR	16,700	3,722
BEC World PCL, NVDR	156,900	9,363
BG Container Glass PCL, NVDR	16,200	3,322
Bumrungrad Hospital PCL, NVDR	2,800	16,158
Buriram Sugar PCL, NVDR	111,700	12,527
Cal-Comp Electronics Thailand PCL, NVDR	59,000	16,832
Central Plaza Hotel PCL, NVDR	9,400	12,217
Central Retail Corp. PCL, NVDR	514,800	449,371
CH Karnchang PCL, NVDR	584,100	321,774
Charoen Pokphand Foods PCL, NVDR	1,826,400	1,298,172
Com7 PCL, NVDR	655,300	586,928
Ditto Thailand PCL, NVDR	11,200	4,826
Dynasty Ceramic PCL, NVDR	362,300	14,856
Eastern Polymer Group PCL, NVDR	24,000	4,519
Ekachai Medical Care PCL, NVDR	112,204	17,581
Energy Absolute PCL, NVDR(1)	937,800	81,326
Erawan Group PCL, NVDR	92,200	10,367
Forth Corp. PCL, NVDR	13,200	6,351
G J Steel PCL, NVDR(1)	1,926,300	7,539
GFPT PCL, NVDR	297,200	89,131
Gunkul Engineering PCL, NVDR	2,707,800	419,988
Home Product Center PCL, NVDR	1,221,700	237,264
Indorama Ventures PCL, NVDR	858,600	631,128
Interlink Communication PCL, NVDR	14,000	2,077
IRPC PCL, NVDR	6,368,000	514,267
Italian-Thai Development PCL, NVDR(1)	1,023,300	10,792
Jaymart Group Holdings PCL, NVDR	800	263
Karmarts PCL, NVDR	6,534	1,360
KGI Securities Thailand PCL, NVDR	240,500	36,099
Kiatnakin Phatra Bank PCL, NVDR	2,417	8,447
Lanna Resources PCL, NVDR	300	135
Major Cineplex Group PCL, NVDR	56,200	11,944
MC Group PCL, NVDR	60,900	20,753
Mega Lifesciences PCL, NVDR	142,700	154,944
Minor International PCL, NVDR	1,708,200	1,140,315
MK Restaurants Group PCL, NVDR	7,700	4,941
Muangthai Capital PCL, NVDR	3,400	3,198
Origin Property PCL, NVDR	1,600	86
Osotspa PCL, NVDR	17,600	8,532
Plan B Media PCL, NVDR	1,228,000	242,239
Precious Shipping PCL, NVDR	11,600	3,567
Premier Marketing PCL, NVDR	13,900	4,611
Prima Marine PCL, NVDR	484,400	137,281

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Pruksa Holding PCL, NVDR	158,600	$18,561
PTG Energy PCL, NVDR	899,800	207,456
PTT Exploration & Production PCL, NVDR	510,400	2,286,010
PTT Global Chemical PCL, NVDR	1,028,100	1,378,841
Regional Container Lines PCL, NVDR	188,400	249,937
Sabina PCL, NVDR	38,100	17,807
Samart Corp. PCL, NVDR	23,500	4,035
Sansiri PCL, NVDR	4,201,700	184,898
SC Asset Corp. PCL, NVDR	43,600	2,655
SCGJWD Logistics PCL, NVDR	26,700	7,685
Siam Global House PCL, NVDR	5,035	1,054
Somboon Advance Technology PCL, NVDR	37,400	18,241
SPCG PCL, NVDR	48,600	15,824
Sri Trang Agro-Industry PCL, NVDR	796,600	549,984
Srisawad Corp. PCL, NVDR	2,000	1,421
Srithai Superware PCL, NVDR	354,100	12,386
Srivichai Vejvivat PCL, NVDR	12,700	3,349
Star Petroleum Refining PCL, NVDR	407,000	162,044
Stecon Group PCL, NVDR	1,030,800	570,743
Super Energy Corp. PCL, NVDR(1)	2,013,000	7,271
Susco PCL, NVDR	201,200	15,532
Thai Oil PCL, NVDR	900,100	1,735,780
Thaifoods Group PCL, NVDR	1,331,560	400,977
Thonburi Healthcare Group PCL, NVDR	200	45
TIDLOR Holdings PCL, NVDR	774,400	452,474
Tipco Asphalt PCL, NVDR	61,500	32,994
Tisco Financial Group PCL, NVDR	300	1,158
TOA Paint Thailand PCL, NVDR	171,200	79,897
TPI Polene PCL, NVDR	3,668,600	100,586
TPI Polene Power PCL, NVDR	126,200	6,698
		20,189,074
Turkey — 0.6%
Akbank TAS	918,514	1,364,745
Aksa Enerji Uretim AS(1)(2)	116,481	191,553
Albaraka Turk Katilim Bankasi AS	1,163,491	209,076
Anadolu Anonim Turk Sigorta Sirketi	429,258	242,034
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar(1)	122,865	14,754
Dogus Otomotiv Servis ve Ticaret AS	1,167	3,958
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	366
Ebebek Magazacilik AS	780	1,371
Eregli Demir ve Celik Fabrikalari TAS(2)	439,636	352,717
GSD Holding AS(1)	561,453	53,370
Haci Omer Sabanci Holding AS(2)	461,464	889,291
Info Yatirim AS(1)	59,658	7,282
Is Finansal Kiralama AS(1)	409,899	164,974
Is Yatirim Menkul Degerler AS	150,711	103,709
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	10,735
KOC Holding AS(2)	257,498	1,145,033
Lila Kagit Sanayi ve Ticaret AS	9,024	5,440
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	164,664	125,733
Naturelgaz Sanayi ve Ticaret AS	520,495	125,546
NET Holding AS(1)	92,984	82,498
Orge Enerji Elektrik Taahhut AS(1)	9,655	4,806

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Pegasus Hava Tasimaciligi AS(1)(2)	138,983	$422,572
Polisan Holding AS(1)	134,660	60,810
Sekerbank Turk AS	572,299	74,026
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	8,192
Tekfen Holding AS	29,741	128,857
Turk Hava Yollari AO(2)	151,614	947,517
Turkcell Iletisim Hizmetleri AS, ADR(2)	161,300	811,339
Turkiye Halk Bankasi AS(1)(2)	6,497	5,673
Turkiye Is Bankasi AS, C Shares(2)	1,670,719	437,010
Turkiye Petrol Rafinerileri AS	55,184	458,690
Turkiye Sigorta AS	197,966	24,468
Turkiye Sinai Kalkinma Bankasi AS	969,028	219,301
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	686,037	450,527
Vakif Finansal Kiralama AS(1)	639,436	15,483
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	99
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	3,084	1,465
Yapi ve Kredi Bankasi AS(1)(2)	972,814	734,937
Zorlu Enerji Elektrik Uretim AS(1)	128,004	6,151
		9,906,108
United Arab Emirates — 1.2%
Abu Dhabi Islamic Bank PJSC	58,247	362,322
Air Arabia PJSC	1,320,745	1,797,311
Alec Holdings PJSC	739,791	273,736
Americana Restaurants International PLC - Foreign Co.	28,041	18,351
Dana Gas PJSC	671,035	152,070
Dubai Islamic Bank PJSC	423,065	827,122
Emaar Development PJSC	544,686	1,885,151
Emaar Properties PJSC	2,498,078	7,271,573
Emirates NBD Bank PJSC	535,852	4,378,851
Islamic Arab Insurance Co.(1)	184,905	66,302
Lulu Retail Holdings PLC	741,733	193,956
NMDC Energy PJSC	100,729	79,351
Sharjah Islamic Bank	334,655	266,299
Space42 PLC(1)	453,167	226,325
		17,798,720
TOTAL COMMON STOCKS (Cost $1,240,579,545)		1,542,394,320
WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Corp. Bhd.(1)	136,247	1,015
Hengyuan Refining Co. Bhd.(1)	12,350	3,804
PESTEC International Bhd.(1)	1,700	4
Supermax Corp. Bhd.(1)	16,771	375
		5,198
Thailand — 0.0%
Origin Property PCL, NVDR(1)	400	2
TOTAL WARRANTS (Cost $—)		5,200
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(1)	371	2
Movida Participacoes SA(1)	8,823	1,447
		1,449

Schedule of Investments - Avantis Emerging Markets Value ETF

	Shares	Value
Kuwait — 0.0%
Burgan Bank SAK(1)	21,130	$499
TOTAL RIGHTS (Cost $—)		1,948
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,367,022	1,367,022
State Street Navigator Securities Lending Government Money Market Portfolio(4)	5,176,841	5,176,841
TOTAL SHORT-TERM INVESTMENTS (Cost $6,543,863)		6,543,863
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,247,123,408)		1,548,945,331
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,312,414)
TOTAL NET ASSETS — 100.0%		$1,543,632,917

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.2%
Information Technology	19.4%
Industrials	12.1%
Consumer Discretionary	10.6%
Materials	8.5%
Communication Services	5.3%
Consumer Staples	5.0%
Energy	5.0%
Health Care	2.6%
Real Estate	1.8%
Utilities	1.4%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.3)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $141,582,137. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $151,974,425, which includes securities collateral of $146,797,584.

Schedule of Investments - Avantis Emerging Markets Value ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$30,882,616	$27,829,870	—
Chile	1,657,884	6,807,507	—
China	12,921,561	288,724,267	—
India	5,809,242	181,854,667	—
Indonesia	2,188,866	12,209,541	—
Mexico	6,462,071	17,176,450	—
Philippines	25,468	5,403,157	—
South Africa	10,874,253	40,825,778	—
South Korea	36,636,876	281,775,875	—
Taiwan	22,294,163	396,967,410	—
Turkey	811,339	9,094,769	—
Other Countries	—	143,160,690	—
Warrants	—	5,200	—
Rights	—	1,948	—
Short-Term Investments	6,543,863	—	—
	$137,108,202	$1,411,837,129	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.6%
Australia — 6.4%
29Metals Ltd.(1)	548,052	$149,035
4DMedical Ltd.(1)(2)	200,782	489,932
Accent Group Ltd.	420,991	215,544
Adairs Ltd.	198,004	198,448
Aeris Resources Ltd.(1)	561,114	200,610
AGL Energy Ltd.	847,217	5,210,968
AIC Mines Ltd.(1)	158,148	91,651
Alkane Resources Ltd.(1)	196,819	267,456
Alliance Aviation Services Ltd.	8,660	4,088
ALS Ltd.	171,514	2,725,250
Amotiv Ltd.	96,510	437,649
AMP Ltd.	7,310,339	12,451,641
Amplitude Energy Ltd.(1)	386,855	449,068
Ampol Ltd.	520,641	16,057,566
Ansell Ltd.	9,244	269,702
ANZ Group Holdings Ltd.	1,605,854	42,729,863
APA Group	1,617,937	12,614,951
Appen Ltd.(1)	575,172	466,936
ARB Corp. Ltd.	20,508	281,811
Aristocrat Leisure Ltd.	213,214	9,270,635
ARN Media Ltd.	24,887	4,727
ASX Ltd.	77,060	3,099,268
Atlas Arteria Ltd.(2)	70,619	232,157
Aurelia Metals Ltd.(1)	1,224,481	399,069
Aurizon Holdings Ltd.	4,572,106	11,978,420
Austal Ltd.(1)	334,631	990,202
Austin Engineering Ltd.	30,917	3,983
Australian Agricultural Co. Ltd.(1)	49,709	47,369
Australian Clinical Labs Ltd.	243,098	484,617
Australian Ethical Investment Ltd.	8,636	28,800
Australian Finance Group Ltd.	56,538	60,734
Baby Bunting Group Ltd.(1)(2)	15,373	13,672
Bank of Queensland Ltd.	1,859,860	8,691,709
Bapcor Ltd.(2)	72,486	35,214
Beach Energy Ltd.	1,535,791	951,876
Bega Cheese Ltd.	164,320	712,768
Bellevue Gold Ltd.(1)	948,103	1,091,976
Bendigo & Adelaide Bank Ltd.	1,471,794	11,301,517
BHP Group Ltd., ADR	1,235,211	116,011,017
BlueScope Steel Ltd.	844,877	18,768,863
Brambles Ltd.	1,450,487	20,301,167
Bravura Solutions Ltd.	264,898	599,425
Breville Group Ltd.(2)	24,960	578,895
Capricorn Metals Ltd.	900,723	10,715,840
CAR Group Ltd.	48,816	965,589
Catalyst Metals Ltd.(1)	307,146	1,431,311
Cedar Woods Properties Ltd.	47,020	237,663
Challenger Ltd.	2,338,909	15,805,459
Champion Iron Ltd.	132,825	333,003
Cleanaway Waste Management Ltd.	517,617	963,225

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Coast Entertainment Holdings Ltd.(1)	180,016	$67,152
Cobram Estate Olives Ltd.(2)	12,299	25,451
Cochlear Ltd.	13,443	1,287,444
Codan Ltd.	4,750	159,596
Coles Group Ltd.	1,415,562	24,363,877
Collins Foods Ltd.	118,321	690,283
Commonwealth Bank of Australia	426,735	48,767,363
Computershare Ltd.	294,252	8,377,719
Core Lithium Ltd.(1)	519,170	141,063
Coronado Global Resources, Inc.(1)	1,009,186	162,610
Credit Corp. Group Ltd.	77,452	776,381
CSL Ltd.	67,593	8,279,461
Cuscal Ltd.	211,254	835,422
Data#3 Ltd.	165,388	1,303,406
Deep Yellow Ltd.(1)	444,912	520,516
Deterra Royalties Ltd.	326,796	960,704
Dicker Data Ltd.	162,537	1,702,967
Domino's Pizza Enterprises Ltd.	7,292	108,502
Downer EDI Ltd.	274,825	1,287,298
Duratec Ltd.	80,373	121,443
Dyno Nobel Ltd.	774,924	2,095,886
Elders Ltd.	198,502	854,718
Elsight Ltd.(1)(2)	31,791	117,565
Emeco Holdings Ltd.(1)	151,005	123,209
Emerald Resources NL(1)	172,349	866,465
Endeavour Group Ltd.	3,800,705	8,543,092
Evolution Mining Ltd.	3,351,753	35,700,660
EVT Ltd.	164,322	1,785,965
FleetPartners Group Ltd.	191,138	572,013
Flight Centre Travel Group Ltd.(2)	63,241	531,299
Fortescue Ltd.	1,336,221	16,914,434
Galan Lithium Ltd.(1)	1,275,722	360,441
Genesis Minerals Ltd.(1)	138,921	817,021
GenusPlus Group Ltd.	123,915	744,762
GrainCorp Ltd., A Shares	330,309	1,461,715
Grange Resources Ltd.(1)	240,025	23,166
Guzman y Gomez Ltd.(2)	10,964	221,891
GWA Group Ltd.	127,527	187,201
Hansen Technologies Ltd.	84,412	206,719
Harvey Norman Holdings Ltd.	1,487,282	4,557,103
Helia Group Ltd.	740,729	2,671,983
Horizon Oil Ltd.	544,177	83,806
HUB24 Ltd.	16,387	887,637
Humm Group Ltd.	16,752	5,102
IDP Education Ltd.	195,302	246,390
IGO Ltd.(1)	355,875	2,211,013
Iluka Resources Ltd.	2,332,004	11,427,418
Imdex Ltd.	130,233	326,799
Inghams Group Ltd.	646,052	938,665
Insurance Australia Group Ltd.	1,323,102	7,429,698
Invictus Energy Ltd.(1)(2)	206,747	9,459
ioneer Ltd.(1)(2)	1,288,234	100,869
James Hardie Industries PLC(1)	152,136	4,503,685

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
JB Hi-Fi Ltd.	220,819	$10,566,627
Judo Capital Holdings Ltd.(1)	408,240	296,268
Jumbo Interactive Ltd.	71,112	372,819
Jupiter Mines Ltd.	435,624	81,075
Karoon Energy Ltd.	2,090,894	2,622,275
Kelsian Group Ltd.	73,038	222,373
Kingsgate Consolidated Ltd.	100,034	397,825
Kogan.com Ltd.	177,235	461,805
Lendlease Corp. Ltd.	204,985	431,035
Lifestyle Communities Ltd.(1)	6,561	24,520
Lindsay Australia Ltd.	65,141	35,222
Lovisa Holdings Ltd.(2)	44,549	818,160
Lynas Rare Earths Ltd.(1)	112,717	1,270,481
MA Financial Group Ltd.	11,445	49,557
Maas Group Holdings Ltd.	278,655	1,058,193
Macmahon Holdings Ltd.	1,879,934	1,331,483
Macquarie Group Ltd.	100,075	17,946,231
Macquarie Technology Group Ltd.(1)(2)	20,352	828,809
Mader Group Ltd.	19,091	84,347
Magellan Financial Group Ltd.	252,695	1,623,337
Mayne Pharma Group Ltd.(1)(2)	42,015	93,439
McMillan Shakespeare Ltd.	121,514	1,809,132
Medibank Pvt Ltd.	3,172,626	10,979,975
Metals X Ltd.(1)	2,102,364	2,872,415
Metcash Ltd.	4,255,142	8,955,692
Metro Mining Ltd.(1)	72,610	70,975
MGX Resources Ltd.(1)	191,102	50,649
Mineral Resources Ltd.(1)	177,521	8,204,415
Minerals 260 Ltd.(1)	483,693	304,957
Monadelphous Group Ltd.	101,523	2,093,009
Myer Holdings Ltd.(2)	992,084	142,049
MyState Ltd.	528	1,812
National Australia Bank Ltd.	1,435,420	39,616,728
Navigator Global Investments Ltd.	325,254	566,116
Netwealth Group Ltd.	43,515	670,737
Neuren Pharmaceuticals Ltd.(1)	120,113	1,695,447
New Hope Corp. Ltd.(2)	3,181,646	13,759,940
NEXTDC Ltd.(1)(2)	116,638	1,151,577
nib holdings Ltd.	1,849,675	8,993,971
Nick Scali Ltd.(2)	363,834	3,871,312
Nickel Industries Ltd.(1)	446,993	273,167
Nine Entertainment Co. Holdings Ltd.	2,184,700	1,508,239
Northern Star Resources Ltd.	1,394,119	23,568,782
NRW Holdings Ltd.	1,622,199	8,768,410
Nufarm Ltd.(1)	479,751	1,088,409
Nuix Ltd.(1)	36,586	52,201
OFX Group Ltd.(1)(2)	51,542	30,644
Omni Bridgeway Ltd.(1)	49,909	51,871
oOh!media Ltd.	433,835	508,125
Ora Banda Mining Ltd.(1)	760,063	832,314
Orica Ltd.	641,685	10,204,315
Origin Energy Ltd.	1,307,487	10,885,057
Orora Ltd.	443,967	463,746

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Pacific Current Group Ltd.	6,132	$51,455
Paladin Energy Ltd.(1)(2)	20,325	166,741
Pantoro Gold Ltd.(1)	612,606	1,189,524
Peet Ltd.	101,779	138,400
Pepper Money Ltd.	58,266	78,038
Perenti Ltd.	4,932,462	7,971,438
Perpetual Ltd.	56,385	769,529
Perseus Mining Ltd.	2,972,335	13,801,917
Pinnacle Investment Management Group Ltd.	31,054	374,309
PLS Group Ltd.(1)	1,923,172	7,425,176
Premier Investments Ltd.	47,246	390,221
Pro Medicus Ltd.	40,168	5,145,330
PWR Holdings Ltd.(2)	25,481	210,344
Qantas Airways Ltd.	240,889	1,618,818
QBE Insurance Group Ltd.	1,532,251	24,364,557
Ramelius Resources Ltd.	2,434,771	6,681,794
Ramsay Health Care Ltd.	55,245	2,026,583
REA Group Ltd.	12,529	1,590,901
Redox Ltd.	109,947	264,454
Reece Ltd.	62,696	754,317
Regal Partners Ltd.	24,020	44,479
Regis Healthcare Ltd.	68,643	305,749
Regis Resources Ltd.	5,067,054	30,116,557
Reliance Worldwide Corp. Ltd.	351,108	1,052,008
Resolute Mining Ltd.(1)	9,837,592	9,657,143
Ricegrowers Ltd.	15,632	149,416
Ridley Corp. Ltd.(2)	189,273	354,925
Rio Tinto Ltd.	199,521	24,937,573
Sandfire Resources Ltd.(1)	1,533,244	25,115,794
Santos Ltd.	4,134,262	24,110,689
SEEK Ltd.	54,124	568,642
Select Harvests Ltd.	106,005	341,902
Servcorp Ltd.(2)	9,050	39,724
Service Stream Ltd.	413,493	716,865
SGH Ltd.	142,465	4,034,018
Sigma Healthcare Ltd.	230,224	443,298
Silex Systems Ltd.(1)	9,061	33,255
Sims Ltd.	103,981	1,808,972
SiteMinder Ltd.(1)	63,659	136,348
SKS Technologies Group Ltd.	57,674	338,676
SmartGroup Corp. Ltd.	49,436	377,350
Sonic Healthcare Ltd.	73,413	1,028,944
South32 Ltd.	4,778,040	17,579,504
Southern Cross Electrical Engineering Ltd.	163,187	483,566
Southern Cross Media Group Ltd.	117,920	50,671
SRG Global Ltd.	1,736,881	4,732,722
St Barbara Ltd.(1)(2)	2,708,352	1,492,436
Stanmore Resources Ltd.	41,510	81,394
Star Entertainment Group Ltd.(1)(2)	4,171,093	388,101
Steadfast Group Ltd.	135,387	564,429
Strike Energy Ltd.(1)(2)	598,859	49,301
Suncorp Group Ltd.	497,759	6,716,223
Super Retail Group Ltd.	897,704	8,637,092

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Superloop Ltd.(1)	335,755	$691,744
Syrah Resources Ltd.(1)(2)	347,230	28,596
Tasmea Ltd.(2)	25,627	172,326
Technology One Ltd.	386,392	9,002,687
Telstra Group Ltd.	3,315,806	11,086,671
Terracom Ltd.(1)(2)	303,171	17,424
Transurban Group	784,646	8,029,966
Treasury Wine Estates Ltd.(1)(2)	677,235	2,656,070
Tyro Payments Ltd.(1)(2)	246,618	129,674
Universal Store Holdings Ltd.	75,617	444,588
Vault Minerals Ltd.	1,413,483	6,748,717
Ventia Services Group Ltd.	316,351	1,233,626
Viva Energy Group Ltd.	691,939	1,467,467
Vulcan Energy Resources Ltd.(1)(2)	38,201	73,393
Washington H Soul Pattinson & Co. Ltd.	337,345	10,742,043
Webjet Group Ltd.	356,938	92,050
Wesfarmers Ltd.	595,269	33,830,441
West African Resources Ltd.(1)	3,809,410	10,218,122
Westgold Resources Ltd.	214,951	981,126
Westgold Resources Ltd. (Toronto)	131,374	592,437
Westpac Banking Corp.	1,876,669	46,378,803
Whitehaven Coal Ltd.	2,297,517	14,100,244
Wildcat Resources Ltd.(1)	1,498,795	407,105
WiseTech Global Ltd.	13,302	383,436
Woodside Energy Group Ltd.	1,699,628	39,544,716
Woodside Energy Group Ltd., ADR	59,682	1,389,397
Woolworths Group Ltd.	930,033	26,836,236
Xero Ltd.(1)	12,214	723,326
Yancoal Australia Ltd.	1,215,091	5,388,433
		1,218,443,391
Austria — 0.4%
ANDRITZ AG	35,372	3,427,532
AT&S Austria Technologie & Systemtechnik AG(1)	46,618	8,321,078
BAWAG Group AG	49,943	10,417,408
CA Immobilien Anlagen AG	4,852	131,349
CPI Europe AG(1)	13,235	236,367
DO & Co. AG	6,311	1,486,357
Erste Group Bank AG	126,183	17,735,436
EVN AG	37,361	1,278,237
FACC AG	8,208	160,235
Lenzing AG(1)	1,778	47,245
Oesterreichische Post AG	12,865	463,640
OMV AG	113,623	9,076,823
Porr AG	20,804	899,392
Raiffeisen Bank International AG	82,777	6,125,688
Telekom Austria AG	23,245	273,265
UNIQA Insurance Group AG	56,186	1,148,290
Verbund AG	88,620	6,106,650
Vienna Insurance Group AG Wiener Versicherung Gruppe	15,589	1,306,861
voestalpine AG	113,087	5,998,161
Wienerberger AG	59,511	1,353,477
		75,993,491

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Belgium — 1.0%
Ackermans & van Haaren NV	40,056	$12,722,206
Ageas SA	205,546	18,020,194
AGFA-Gevaert NV(1)	9,590	5,252
Anheuser-Busch InBev SA, ADR(2)	178,727	14,137,306
Argenx SE, ADR(1)	29,933	30,880,679
Barco NV	55,658	506,531
Bekaert SA	81,060	3,676,900
bpost SA(1)	113,460	170,273
Cie d'Entreprises CFE	1,442	18,931
CMB Tech NV	123,305	2,253,184
Colruyt Group NV	30,342	1,366,431
Deme Group NV	4,743	962,427
D'ieteren Group	39,354	8,165,178
Elia Group SA	40,592	6,043,337
EVS(2)	6,396	219,871
Fagron	115,738	2,990,727
Financiere de Tubize SA(2)	11,311	2,419,980
Gimv NV	17,944	914,047
Immobel SA(1)	61	1,451
Ion Beam Applications	2,121	39,554
KBC Ancora	25,375	2,746,281
KBC Group NV	165,835	25,233,594
Kinepolis Group NV	19,949	1,081,951
Lakefront Biotherapeutics NV, ADR(1)	30,449	867,796
Lotus Bakeries NV(2)	282	4,178,206
Melexis NV	10,670	818,448
Ontex Group NV(1)(2)	39,809	125,283
Proximus SADP	191,673	1,412,737
Recticel SA	17,157	261,875
Solvay SA	278,875	8,371,607
Syensqo SA	122,965	11,596,422
Tessenderlo Group SA	15,410	410,772
UCB SA	101,480	25,402,898
Umicore SA	398,169	10,943,426
VGP NV	13,661	1,269,019
		200,234,774
Canada — 12.2%
5N Plus, Inc.(1)	52,419	964,454
ADENTRA, Inc.	15,160	388,530
ADF Group, Inc.	2,100	24,258
Advantage Energy Ltd.(1)	235,778	1,893,437
Aecon Group, Inc.	166,346	5,212,603
Ag Growth International, Inc.	4	39
AGF Management Ltd., Class B	90,045	1,407,248
Agnico Eagle Mines Ltd.	369,592	74,995,749
Aimia, Inc.(1)(2)	5,405	10,998
Air Canada(1)	39,694	781,593
AKITA Drilling Ltd.(1)	15,984	44,171
Alamos Gold, Inc., Class A	393,790	14,428,122
Alaris Equity Partners Income	1,756	30,408
Algoma Steel Group, Inc.(1)(2)	28,900	121,776
Algonquin Power & Utilities Corp.	225,280	1,275,983

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Alimentation Couche-Tard, Inc.	349,110	$21,025,442
AltaGas Ltd.	63,543	2,462,495
Altius Minerals Corp.	17,504	813,473
Altus Group Ltd.	12,400	420,416
Amerigo Resources Ltd.	205,471	1,215,673
ARC Resources Ltd.	780,772	18,782,018
Aris Mining Corp.(1)	173,910	3,477,071
Aritzia, Inc.(1)	249,279	23,754,304
Atco Ltd., Class I	42,050	2,257,311
Athabasca Oil Corp.(1)	2,462,576	18,887,538
AtkinsRealis Group, Inc.	53,763	3,258,481
Atrium Mortgage Investment Corp.(2)	22,123	180,374
ATS Corp.(1)	23,500	453,061
AutoCanada, Inc.(1)(2)	6,900	110,922
Aya Gold & Silver, Inc.(1)	2,658	74,143
B2Gold Corp.	3,824,442	20,971,723
Badger Infrastructure Solutions Ltd.	45,130	2,706,595
Ballard Power Systems, Inc.(1)	365,900	850,101
Bank of Montreal	358,195	61,055,584
Bank of Nova Scotia	546,084	49,988,583
Barrick Mining Corp.	1,061,480	47,607,487
Bausch Health Cos., Inc.(1)	132,116	837,909
Baytex Energy Corp.	2,232,089	10,838,745
BCE, Inc.	157,888	3,722,919
Birchcliff Energy Ltd.	2,011,169	9,475,763
Bird Construction, Inc.	129,054	6,303,947
Bombardier, Inc., Class B(1)	22,563	4,881,338
Bonterra Energy Corp.(1)	4,200	18,213
Boston Pizza Royalties Income Fund	6,600	99,670
Brookfield Asset Management Ltd., Class A	63,787	3,284,275
Brookfield Business Corp., Class A	6,057	165,765
Brookfield Corp.	127,626	5,256,245
Brookfield Infrastructure Corp., Class A	90,801	3,470,414
Brookfield Infrastructure Corp. (Toronto), Class A	24,896	953,303
Brookfield Renewable Corp.	63,324	2,038,686
Brookfield Renewable Corp. (New York)	52,504	1,688,004
Brookfield Wealth Solutions Ltd.	4,500	185,559
BRP, Inc.	26,461	1,633,730
CAE, Inc.(1)	198,989	4,814,099
Cameco Corp.	134,786	13,305,978
Canacol Energy Ltd.(1)(2)	2,500	18
Canada Goose Holdings, Inc.(1)	73,800	609,697
Canada Packers, Inc.	15,925	191,429
Canadian Imperial Bank of Commerce	465,866	52,877,362
Canadian National Railway Co.	340,654	42,534,128
Canadian Natural Resources Ltd.	1,633,336	81,893,660
Canadian Pacific Kansas City Ltd.	279,763	25,916,355
Canadian Tire Corp. Ltd., Class A	22,973	3,113,236
Canadian Utilities Ltd., A Shares	117,864	4,413,681
Canfor Corp.(1)	26,975	281,243
Capital Power Corp.	396,634	18,267,000
Capstone Copper Corp.(1)	546,917	6,345,413
Cardinal Energy Ltd.	158,276	1,369,262

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Cargojet, Inc.(2)	11,771	$717,836
Cascades, Inc.	29,663	354,214
CCL Industries, Inc., Class B	25,215	1,691,977
Celestica, Inc. (Toronto)(1)	201,615	60,492,501
Cenovus Energy, Inc.	2,011,824	64,624,557
Centerra Gold, Inc.	1,450,446	33,237,970
CES Energy Solutions Corp.	466,121	6,245,440
CGI, Inc.	77,092	5,804,914
Chorus Aviation, Inc.	7,992	161,287
Cogeco Communications, Inc.	18,270	789,751
Computer Modelling Group Ltd.	22,500	65,911
Constellation Software, Inc.	1,886	4,271,168
Defi Technologies, Inc.(1)	268,800	157,097
Definity Financial Corp.	58,094	3,080,854
Descartes Systems Group, Inc.(1)	900	72,425
Discovery Mining Ltd.(1)	744,280	6,626,801
Dollarama, Inc.	207,679	26,233,531
Doman Building Materials Group Ltd.	13,835	106,811
Dorel Industries, Inc., Class B(1)(2)	8,000	9,178
DPM Metals, Inc.	29,573	1,338,515
DREAM Unlimited Corp., Class A	8,122	106,363
Eldorado Gold Corp.	425,182	19,044,914
Element Fleet Management Corp.	1,072,105	20,383,107
Emera, Inc.	355,763	17,842,697
Empire Co. Ltd., Class A	198,179	6,845,001
Enbridge, Inc.	415,456	21,049,331
Enerflex Ltd.	388,862	7,929,031
Energy Fuels, Inc.(1)(2)	595,097	8,777,681
Energy Fuels, Inc., CDI(1)	2,592	37,706
Enghouse Systems Ltd.	16,835	210,749
Ensign Energy Services, Inc.(1)	62,133	165,873
EQB, Inc.	30,400	2,797,954
Equinox Gold Corp. (Toronto)	1,362,173	17,592,912
ERO Copper Corp.(1)	179,426	6,676,286
Evertz Technologies Ltd.	1,636	18,237
Exchange Income Corp.	40,100	3,464,175
Extendicare, Inc.	184,101	4,062,057
Fairfax Financial Holdings Ltd.	5,512	8,987,469
Fiera Capital Corp.(2)	10,053	33,076
Finning International, Inc.	361,206	23,698,158
Firm Capital Mortgage Investment Corp.	10,735	90,314
First Majestic Silver Corp.	94,347	1,946,913
First Mining Gold Corp.(1)	28,880	18,337
First Quantum Minerals Ltd.(1)	962,646	32,019,900
FirstService Corp. (Toronto)	9,300	1,294,196
Fortis, Inc.	227,297	12,560,826
Fortuna Mining Corp.(1)	1,176,687	14,203,957
Franco-Nevada Corp.	6,292	1,655,183
Freehold Royalties Ltd.	229,114	2,909,489
Frontera Energy Corp.	19,852	122,611
G Mining Ventures Corp.(1)	2,819	106,235
Galiano Gold, Inc.(1)	279,743	635,802
George Weston Ltd.	92,609	6,497,564

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
GFL Environmental, Inc.(2)	16,777	$708,872
Gibson Energy, Inc.	202,731	4,562,343
Gildan Activewear, Inc.(2)	270,080	14,087,148
goeasy Ltd.	10,513	320,635
GoGold Resources, Inc.(1)	103,644	322,310
Great-West Lifeco, Inc.	198,862	12,785,882
Greenfire Resources Ltd.(1)	7,400	45,651
Groupe Dynamite, Inc.	10,000	456,510
Hammond Power Solutions, Inc.	8,100	1,390,726
Headwater Exploration, Inc.	504,880	5,267,553
High Liner Foods, Inc.	5,446	59,099
Hudbay Minerals, Inc.	471,291	13,489,746
Hydro One Ltd.	270,469	10,413,237
iA Financial Corp., Inc.	281,459	40,165,201
IAMGOLD Corp.(1)	1,206,048	24,670,054
IGM Financial, Inc.	27,041	1,683,587
Imperial Metals Corp.(1)	18,800	126,830
Imperial Oil Ltd.	53,632	7,048,258
InPlay Oil Corp.	1,616	20,510
Intact Financial Corp.	60,285	11,669,005
Interfor Corp.(1)(2)	560,699	5,756,879
International Petroleum Corp.(1)	92,860	2,331,634
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	153,294
Jaguar Mining, Inc.(1)(2)	18,400	101,562
Journey Energy, Inc.(1)	31,300	132,567
K92 Mining, Inc.(1)	296,975	6,278,269
Keel Infrastructure Corp.(1)(2)	63,400	198,532
Kelt Exploration Ltd.(1)	242,223	1,852,566
Keyera Corp.	426,179	18,483,798
Kinaxis, Inc.(1)	11,600	1,482,192
Kinross Gold Corp.	1,357,089	41,556,230
Knight Therapeutics, Inc.(1)	25,046	174,569
Labrador Iron Ore Royalty Corp.	75,766	1,447,587
Laurentian Bank of Canada	31,993	937,203
Leon's Furniture Ltd.	8,200	142,766
Lightspeed Commerce, Inc.(1)(2)	32,928	347,111
Linamar Corp.	29,826	2,124,910
Lithium Americas Corp.(1)(2)	96,900	301,338
Lithium Argentina AG(1)(2)	18,200	124,095
Loblaw Cos. Ltd.	368,975	16,143,904
Logan Energy Corp.(1)	56	46
Lumine Group, Inc.(1)	5,658	100,509
Lundin Gold, Inc.	36,230	2,580,370
Lundin Mining Corp.	710,312	19,019,213
Magna International, Inc.	464,528	30,500,413
Mainstreet Equity Corp.	300	36,623
Major Drilling Group International, Inc.(1)	17,858	218,659
Manulife Financial Corp.	955,288	40,521,939
Maple Leaf Foods, Inc.	143,596	2,751,838
Martinrea International, Inc.	58,240	430,723
Mattr Corp.(1)	19,583	252,921
MCAN Mortgage Corp.	15,220	243,792
Meren Energy, Inc.	425,800	700,475

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Methanex Corp.	39,829	$2,343,846
Metro, Inc.	221,049	14,038,553
Montage Gold Corp.(1)	139,415	1,957,514
MTY Food Group, Inc.	15	377
Mullen Group Ltd.	210,165	3,919,885
National Bank of Canada	350,469	53,778,450
Neo Performance Materials, Inc.	5,317	120,385
North American Construction Group Ltd.	11,135	149,356
North West Co., Inc.	82,697	2,896,886
Northland Power, Inc.	558,704	8,360,706
Novagold Resources, Inc.(1)	42,206	362,972
Nutrien Ltd.	351,364	26,502,827
Obsidian Energy Ltd.(1)(2)	81,966	941,519
OceanaGold Corp.	571,100	16,799,846
Onex Corp.	42,283	3,444,084
Open Text Corp.	97,803	2,440,223
Orezone Gold Corp.(1)	400,390	777,120
Osisko Metals, Inc.(1)(2)	110,200	137,556
Pan American Silver Corp.	740,480	38,451,853
Paramount Resources Ltd., A Shares	126,456	2,883,228
Parex Resources, Inc.	788,379	16,223,218
Pason Systems, Inc.	57,874	618,848
Pembina Pipeline Corp.	385,710	18,801,954
Pet Valu Holdings Ltd.	18,400	247,334
PetroTal Corp.(1)	1,000	375
Peyto Exploration & Development Corp.	780,508	14,169,040
PHX Energy Services Corp.	10,000	92,500
Pine Cliff Energy Ltd.	77,100	30,596
Pizza Pizza Royalty Corp.	10,200	88,094
Polaris Renewable Energy, Inc.	5,700	59,963
Power Corp. of Canada	108,228	7,171,730
PrairieSky Royalty Ltd.	52,912	1,398,821
Precision Drilling Corp.(1)	21,467	1,968,344
Premium Brands Holdings Corp.	7,900	452,186
Propel Holdings, Inc.(2)	20,319	373,848
Quebecor, Inc., Class B	76,282	3,378,875
RB Global, Inc.	44,576	3,772,694
Real Matters, Inc.(1)	22,688	74,156
Restaurant Brands International, Inc.	204,750	15,959,553
RFA Financial, Inc.(2)	3,400	64,715
Richelieu Hardware Ltd.	36,871	946,283
Rio2 Ltd.(1)	32,844	81,994
Rogers Communications, Inc., Class B	244,523	9,020,860
Rogers Sugar, Inc.(2)	95,704	468,179
Royal Bank of Canada	399,860	81,763,645
Russel Metals, Inc.	97,493	5,189,263
Saputo, Inc.	120,173	3,525,549
Saturn Oil & Gas, Inc.(1)	197,497	903,446
Savaria Corp.	22,786	459,189
Secure Waste Infrastructure Corp.	396,961	7,034,426
Shopify, Inc., Class A(1)	189,072	27,866,617
Sienna Senior Living, Inc.	9,195	138,262
Silvercorp Metals, Inc.	487,849	6,064,893

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Solaris Resources, Inc.(1)	33,100	$286,829
South Bow Corp.	441,655	16,704,466
Spartan Delta Corp.(1)	384,166	3,625,593
Spin Master Corp., VTG Shares	22,774	328,970
Sprott, Inc.	16,100	2,116,309
SSR Mining, Inc.	394,618	14,831,453
Stantec, Inc.	58,239	4,246,222
Stella-Jones, Inc.	36,886	1,836,116
StorageVault Canada, Inc.	36,200	113,096
Strathcona Resources Ltd.	58,217	1,796,559
Sun Life Financial, Inc.	414,344	32,541,826
Suncor Energy, Inc.	1,131,217	75,686,534
Superior Plus Corp.	85,729	445,980
Surge Energy, Inc.	170,822	1,371,802
Tamarack Valley Energy Ltd.	1,407,110	13,767,027
TC Energy Corp.	416,620	26,086,283
Teck Resources Ltd., Class B	309,275	21,089,924
Telesat Corp.(1)	14,700	636,917
TELUS Corp.	317,303	3,070,120
TELUS Corp.(1)	24,116	233,339
Tenaz Energy Corp.(1)(2)	17,293	811,902
TFI International, Inc.	57,603	7,739,695
Thomson Reuters Corp.(2)	10,054	1,077,833
Timbercreek Financial Corp.	52,146	217,095
TMX Group Ltd.	43,465	1,694,443
Topaz Energy Corp.	44,991	1,043,985
Torex Gold Resources, Inc.	79,893	3,905,444
Toromont Industries Ltd.	32,121	4,641,258
Toronto-Dominion Bank	587,289	71,049,278
Total Energy Services, Inc.	43,745	991,715
Tourmaline Oil Corp.	412,832	18,807,470
TransAlta Corp.	788,087	9,535,856
Transcontinental, Inc., Class A	41,127	162,318
Trekor Metals Ltd.(1)	196,419	1,780,023
Trican Well Service Ltd.	252,190	1,139,081
Triple Flag Precious Metals Corp.	18,600	625,927
Trisura Group Ltd.(1)	42,261	1,266,351
Valeura Energy, Inc.(1)	114,298	1,118,281
Vermilion Energy, Inc.	518,470	6,647,579
Wajax Corp.	25,847	554,817
Wesdome Gold Mines Ltd.(1)	288,330	6,911,016
West Fraser Timber Co. Ltd.	255,739	17,426,308
Western Forest Products, Inc.(1)(2)	2,301	30,067
Westshore Terminals Investment Corp.	78,593	2,339,162
Wheaton Precious Metals Corp.	47,334	7,134,167
Whitecap Resources, Inc.	2,601,013	33,705,540
WildBrain Ltd.(1)	200	238
Winpak Ltd.	18,500	587,323
WSP Global, Inc.	15,960	2,167,805
		2,333,951,714
Denmark — 1.6%
AL Sydbank	63,885	6,741,157
ALK-Abello AS	46,638	1,511,149

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Alm Brand AS	3,942,084	$10,539,605
AP Moller - Maersk AS, A Shares	1,640	5,304,526
AP Moller - Maersk AS, B Shares	3,497	11,715,865
Ascendis Pharma AS(1)	1,874	492,937
Bang & Olufsen AS(1)	17,969	29,902
Bavarian Nordic AS(1)	41,074	1,386,084
Carlsberg AS, B Shares	29,317	4,015,972
Chemometec AS	14,717	1,132,367
Coloplast AS, B Shares	23,236	1,651,329
D/S Norden AS	239,616	13,393,692
Danske Andelskassers Bank AS	9,479	23,068
Danske Bank AS	479,033	27,690,312
Demant AS(1)	15,530	694,684
Dfds AS(1)	58,218	1,356,429
DSV AS	38,020	7,988,994
Genmab AS, ADR(1)	546,778	18,131,158
GN Store Nord AS(1)	10,579	158,312
H Lundbeck AS	114,994	752,639
H Lundbeck AS, A Shares	13,770	89,415
H&H International AS, B Shares(1)	3,413	54,515
ISS AS	22,494	1,006,897
Jyske Bank AS	86,412	14,688,239
NKT AS(1)	134,624	19,130,395
Novo Nordisk AS, ADR	1,235,821	56,019,766
Novonesis Novozymes B, B Shares	124,904	8,973,392
NTG Nordic Transport Group AS(1)	363	15,886
Orsted AS(1)	501,581	10,564,071
Pandora AS	102,189	13,484,581
Per Aarsleff Holding AS	25,073	2,720,945
Ringkjoebing Landbobank AS	32,302	9,008,217
Rockwool AS, B Shares	257,856	8,263,721
Royal Unibrew AS	14,326	950,539
Schouw & Co. AS	6,321	766,038
SJF Bank AS	2,040	145,952
Solar AS, B Shares(1)	3,400	107,938
SP Group AS	996	76,272
TORM PLC, Class A	155,894	5,119,979
Tryg AS	67,222	1,604,968
Vestas Wind Systems AS	1,068,161	35,420,969
Zealand Pharma AS(1)	172,566	8,028,657
		310,951,533
Finland — 1.0%
Aktia Bank OYJ	8,317	117,907
Alandsbanken Abp, B Shares	152	7,654
Anora Group OYJ(2)	12,475	56,333
Atria OYJ	267	4,880
Bittium OYJ	31,828	1,370,619
CapMan OYJ, B Shares	3,716	7,790
Elisa OYJ	74,448	3,036,750
Finnair OYJ(1)	240,516	1,250,788
Fortum OYJ	306,139	7,363,859
GRK Infra OYJ	980	24,417
Hiab OYJ, B Shares	15,923	1,164,923

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Huhtamaki OYJ	223,366	$8,308,729
Kalmar OYJ, B Shares	115,081	5,176,837
Kemira OYJ	128,211	2,614,681
Kesko OYJ, B Shares	416,519	10,854,641
Kone OYJ, B Shares	124,432	7,610,917
Konecranes OYJ	210,124	7,205,917
Lumo Kodit OYJ	88,897	833,597
Mandatum OYJ(2)	114,364	841,659
Marimekko OYJ	12,693	141,268
Metsa Board OYJ, Class B(1)(2)	68,781	273,241
Metso OYJ	501,409	10,359,303
Neste OYJ	262,543	9,806,552
Nokia OYJ, ADR	1,848,284	18,741,600
Nokian Renkaat OYJ(2)	256,991	4,908,013
Nordea Bank Abp	1,540,526	31,468,078
Olvi OYJ, A Shares	371	13,879
Oma Saastopankki OYJ	1,110	21,856
Orion OYJ, Class B	111,638	10,242,010
Outokumpu OYJ	1,186,833	7,761,066
Puuilo OYJ	85,255	1,687,379
Sampo OYJ, A Shares	547,730	6,172,628
Sanoma OYJ	5,288	59,067
Stora Enso OYJ, R Shares	1,030,638	12,096,588
Taaleri PLC	2,859	24,191
Tokmanni Group Corp.	31,759	272,516
UPM-Kymmene OYJ	484,473	13,525,861
Valmet OYJ	39,631	1,317,652
Wartsila OYJ Abp	361,734	11,684,881
YIT OYJ(1)	90,908	352,790
		198,783,317
France — 7.6%
ABC arbitrage	1,617	9,504
Abivax SA(1)	3,081	346,752
Accor SA	141,688	7,626,468
Aeroports de Paris SA(2)	52,392	6,565,582
Air France-KLM(1)	186,506	2,501,886
Air Liquide SA	231,474	45,536,558
Airbus SE	135,820	30,997,449
AKWEL SADIR	1,186	8,836
Alstom SA(1)	114,434	2,174,040
Alten SA	100,821	8,974,907
Amundi SA	17,221	1,885,109
Antin Infrastructure Partners SA	7,889	80,160
Aperam SA	39,252	2,142,844
ArcelorMittal SA, NY Shares	733,709	54,734,691
Arkema SA	137,974	9,602,592
AXA SA	794,958	39,692,901
Ayvens SA	216,231	2,857,211
Beneteau SACA(2)	28,202	190,759
BioMerieux	89,221	7,760,573
BNP Paribas SA	699,579	83,290,069
Bollore SE	462,500	2,061,108
Bonduelle SCA	2,380	24,207

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Bouygues SA	241,875	$12,392,801
Bureau Veritas SA	344,069	10,888,746
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	218	9,159
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	4,311
Capgemini SE	20,083	2,498,153
Carbios SACA(1)	1,229	8,855
Carrefour SA	855,923	15,551,232
Catana Group	2,599	5,681
Cie de Saint-Gobain SA	578,220	52,406,838
Cie des Alpes	41,737	968,743
Cie Generale des Etablissements Michelin SCA	1,055,993	42,850,046
Claranova SE(1)	434	343
Clariane SE(1)	237,309	1,096,596
Coface SA	414,467	7,622,519
Credit Agricole SA	783,692	16,842,705
Danone SA	111,798	8,337,213
Dassault Aviation SA	39,022	12,864,311
Dassault Systemes SE	229,531	6,078,929
Derichebourg SA	183,750	1,968,543
Edenred SE	111,243	3,880,398
Eiffage SA	170,536	21,537,331
Elis SA	222,243	6,177,870
Emeis SA(1)	43,887	666,497
Engie SA	1,135,168	32,427,210
Eramet SA(1)(2)	644	33,861
EssilorLuxottica SA	38,332	7,113,561
Etablissements Maurel et Prom SA	118,140	1,097,976
Eurazeo SE	15,895	926,596
Euroapi SA(1)	70,483	75,092
Eurofins Scientific SE	61,675	5,190,810
Euronext NV	32,913	6,230,980
Eutelsat Communications SACA(1)(2)	277,014	590,902
Exosens SAS	1,210	81,648
FDJ UNITED(2)	312,060	8,091,374
Figeac Aero(1)	98	1,211
Fnac Darty SA	116	4,651
Forvia SE(1)	347,050	3,682,322
Gaztransport Et Technigaz SA	93,043	22,735,631
Genfit SA(1)	21,455	352,571
Getlink SE	402,735	8,812,420
GL Events SACA	4,682	160,239
Groupe LDLC(1)	10	147
Groupe SFPI	119	274
Guerbet(1)	463	4,144
Hermes International SCA	11,997	21,947,357
ID Logistics Group SACA(1)	4,986	1,919,612
Imerys SA	21,591	622,944
Interparfums SA	8,401	275,288
Ipsen SA	93,981	17,799,132
IPSOS SA	24,073	1,078,085
Jacquet Metals SACA	5,254	125,963
JCDecaux SE	143,896	3,932,982
Kering SA	96,271	28,368,427

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Legrand SA	92,312	$14,646,253
LISI SA	20,414	1,439,024
L'Oreal SA	67,752	30,167,012
Louis Hachette Group	824,378	1,711,837
LVMH Moet Hennessy Louis Vuitton SE	104,786	54,936,374
Maisons du Monde SA(1)(2)	12,989	3,265
Manitou BF SA	1,848	44,106
Medincell SA(1)(2)	5,103	143,687
Mersen SA	40,965	1,807,495
Metropole Television SA(2)	48,778	678,885
MGI Digital Graphic Technology(1)	119	1,429
Nacon SA(1)	629	45
Nanobiotix SA(1)	18,716	754,463
Nexans SA	91,496	14,820,515
Nexity SA(1)(2)	62,159	476,360
North Atlantic Energies	1,670	167,753
Opmobility	117,365	1,717,402
Orange SA	2,146,797	38,383,689
OVH Groupe SA(1)	17,008	295,422
Pernod Ricard SA	112,448	8,408,911
Planisware SA	11,211	325,737
Pluxee NV	79,322	1,475,624
Publicis Groupe SA	60,863	7,139,597
Pullup Entertainment(2)	4,597	43,392
Remy Cointreau SA(2)	15,700	830,849
Renault SA	531,535	18,320,774
Rexel SA	223,322	9,308,817
Robertet SA	471	442,345
Rubis SCA	221,575	8,638,165
Safran SA	263,227	102,879,572
Sanofi SA, ADR	717,810	31,842,052
Sartorius Stedim Biotech	3,026	688,396
Schneider Electric SE	145,424	49,775,787
SCOR SE	262,261	10,267,023
SEB SA	21,837	1,515,301
SES SA	1,533,200	8,713,921
SMCP SA(1)	41,358	327,376
Societe BIC SA	26,067	2,060,606
Societe Generale SA	740,926	62,412,784
Sodexo SA	12,195	818,694
SOITEC(1)	2,960	396,204
Solutions 30 SE(1)(2)	106,213	70,212
SPIE SA	24,405	1,232,921
STMicroelectronics NV, NY Shares	306,810	15,383,453
Technip Energies NV	45,302	1,586,397
Teleperformance SE	22,596	1,825,766
Television Francaise 1 SA	56,085	444,533
Thales SA	69,273	19,647,593
Tikehau Capital SCA	3,375	65,573
TotalEnergies SE(2)	884,154	78,079,640
Trigano SA	15,309	2,752,451
Ubisoft Entertainment SA(1)(2)	1,053,941	6,184,272
Unify Group(1)	5,154	10,295

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Valeo SE	771,258	$12,881,959
Vallourec SACA	543,025	11,812,948
Veolia Environnement SA	682,415	25,796,282
Vicat SACA	60,206	4,500,436
Vinci SA	510,942	66,988,706
Virbac SACA	3,556	1,331,167
Viridien(1)	9,236	947,335
Vivendi SE	587,973	1,099,729
Voltalia SA(1)(2)	32,391	256,957
X-Fab Silicon Foundries SE(1)	70,448	494,599
		1,449,625,603
Germany — 7.1%
1&1 AG	7,880	212,823
2G Energy AG	17,441	1,116,219
7C Solarparken AG(1)	20,776	41,776
Adesso SE	3,567	264,097
adidas AG	60,769	10,643,523
AIXTRON SE	243,313	10,103,189
Allianz SE	206,805	107,851,958
Alzchem Group AG	14,559	2,783,317
Aroundtown SA	457,668	1,012,475
Atoss Software SE	13,829	1,621,089
Aumann AG	810	12,920
Aumovio SE(1)	86,049	3,672,155
Aurubis AG	26,938	5,526,097
Baader Bank AG	1,933	14,977
BASF SE	591,821	36,334,821
Basler AG	2,578	69,455
Bayer AG	506,475	28,827,290
Bayerische Motoren Werke AG	319,062	22,891,160
BayWa AG(1)	9,931	30,188
Bechtle AG	1,745	75,337
Befesa SA	56,078	2,346,145
Beiersdorf AG	91,494	8,376,754
Bertrandt AG(1)	365	3,978
Bijou Brigitte AG	1,980	107,670
Bilfinger SE	61,369	5,956,298
Bitcoin Group SE	1,185	36,740
Borussia Dortmund GmbH & Co. KGaA	133,714	514,173
Brenntag SE	79,618	5,793,908
CANCOM SE	32,660	830,912
Carl Zeiss Meditec AG	1,538	57,208
Ceconomy AG(1)	88,692	422,427
Cewe Stiftung & Co. KGaA	6,519	799,167
Commerzbank AG(1)	901,250	40,841,625
Continental AG	226,550	18,686,581
CTS Eventim AG & Co. KGaA	100,909	6,822,431
Daimler Truck Holding AG	738,764	40,006,305
Datagroup SE	779	70,578
Delivery Hero SE(1)	20,563	873,312
Dermapharm Holding SE	3,073	139,278
Deutsche Bank AG	1,352,606	54,185,396
Deutsche Beteiligungs AG	3,800	93,442

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Deutsche Boerse AG	81,999	$27,401,521
Deutsche Lufthansa AG	1,269,154	11,498,256
Deutsche Pfandbriefbank AG(1)	111,004	436,394
Deutsche Post AG	686,164	44,569,383
Deutsche Rohstoff AG	15,723	1,577,943
Deutsche Telekom AG	2,653,511	87,204,196
Douglas AG(1)	58,473	539,820
Dr. Ing hc F Porsche AG, Preference Shares	144,864	7,602,335
Draegerwerk AG & Co. KGaA	567	54,843
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	413,590
Duerr AG	55,516	1,187,708
E.ON SE	1,367,220	28,232,476
Eckert & Ziegler SE	65,360	984,577
Einhell Germany AG, Preference Shares	350	30,581
Elmos Semiconductor SE	5,979	909,533
ElringKlinger AG	10,673	64,470
Evonik Industries AG	507,038	11,185,858
Fielmann Group AG	27,525	1,244,827
flatexDEGIRO SE	239,809	10,648,936
Formycon AG(1)	3,772	84,164
Fraport AG Frankfurt Airport Services Worldwide	35,904	2,632,077
Fresenius Medical Care AG, ADR	33,342	758,197
Fresenius SE & Co. KGaA	171,053	8,955,708
Friedrich Vorwerk Group SE	10,050	907,352
FUCHS SE, Preference Shares	184,530	8,621,090
GEA Group AG	221,911	17,274,103
Gerresheimer AG(1)	43,083	1,402,029
Grenke AG	16,312	221,990
Hannover Rueck SE	81,388	24,320,614
Heidelberg Materials AG	93,285	17,780,550
Heidelberger Druckmaschinen AG(1)	386,380	661,234
HelloFresh SE(1)	1,510,686	4,815,399
Henkel AG & Co. KGaA	20,397	1,666,796
Henkel AG & Co. KGaA, Preference Shares	65,707	5,784,333
Hensoldt AG	21,417	2,134,912
HOCHTIEF AG	4,150	2,010,989
Hornbach Holding AG & Co. KGaA	11,553	1,109,245
HUGO BOSS AG	950	42,575
Indus Holding AG	17,715	757,155
Infineon Technologies AG	730,549	47,622,353
Instone Real Estate Group SE	11,568	99,366
IONOS Group SE(1)	9,997	408,500
Jenoptik AG	84,580	3,907,957
JOST Werke SE	38,117	2,765,330
Jungheinrich AG, Preference Shares	117,142	3,579,009
K&S AG(2)	663,371	12,717,133
KION Group AG	146,758	7,522,158
Knaus Tabbert AG(1)	1,297	17,758
Knorr-Bremse AG	131,238	16,046,542
Koenig & Bauer AG(1)	1,990	20,822
Krones AG	42,736	5,980,922
KSB SE & Co. KGaA	17	18,671
KSB SE & Co. KGaA, Preference Shares	67	67,794

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
KWS Saat SE & Co. KGaA	5,778	$525,833
Lang & Schwarz AG	3,835	80,526
Lanxess AG	329,472	5,702,524
LEG Immobilien SE	127,819	7,277,112
MBB SE	1,969	424,317
Medios AG(1)	11,047	142,981
Mensch und Maschine Software SE	1,361	57,530
Mercedes-Benz Group AG	422,457	23,119,288
Merck KGaA	52,053	8,378,511
MLP SE	3,876	42,442
MPH Health Care AG	17	492
MTU Aero Engines AG	45,914	18,721,289
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	81,809	49,174,593
Mutares SE & Co. KGaA	47,350	1,392,181
Nabaltec AG	285	4,257
Nagarro SE	12,749	1,151,437
Nemetschek SE	36,918	3,003,312
Norma Group SE	54,565	1,265,997
Patrizia SE	47,547	413,899
Pentixapharm Holding AG(1)	3,629	7,807
Pfeiffer Vacuum Technology AG	456	87,288
Pfisterer Holding SE	10,997	871,869
Porsche Automobil Holding SE, Preference Shares	241,276	7,942,042
ProCredit Holding AG	13,465	136,588
Qiagen NV	25,475	1,102,813
Rational AG	5,849	4,266,833
RENK Group AG	142,831	7,780,035
Rheinmetall AG	32,491	41,829,844
RTL Group SA	349	12,966
RWE AG	973,637	66,223,950
SAF-Holland SE	116,401	2,995,008
Salzgitter AG	25,359	1,671,306
SAP SE, ADR	158,789	35,074,902
Sartorius AG, Preference Shares	2,027	584,393
Schaeffler AG	433,458	3,708,933
Schott Pharma AG & Co. KGaA	21,534	576,950
Scout24 SE	70,206	6,489,952
Secunet Security Networks AG	1,774	367,640
SGL Carbon SE(1)	148,641	710,288
Siemens AG	107,156	35,523,103
Siemens Energy AG	299,689	49,361,024
Siemens Healthineers AG	117,911	5,337,272
Siltronic AG(1)	13,474	1,234,646
Sixt SE	23,087	1,955,727
Sixt SE, Preference Shares	14,383	1,019,441
SMA Solar Technology AG(1)	1,070	73,401
Stabilus SE	18,352	367,076
Steico SE	2,075	45,633
STO SE & Co. KGaA, Preference Shares	1,014	121,685
STRATEC SE	5,180	152,591
Stroeer SE & Co. KGaA	24,226	1,100,225
Suedzucker AG(1)	106,320	1,576,447
SUSS MicroTec SE	1,210	97,972

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Symrise AG	58,864	$6,289,854
TAG Immobilien AG	376,541	5,516,493
Talanx AG	107,117	15,516,781
TeamViewer SE(1)	141,120	1,148,900
Technotrans SE	5,248	170,814
thyssenkrupp AG	1,593,549	26,678,916
Tkms AG& Co. KGaA(1)	60,195	6,147,747
United Internet AG	153,639	4,856,783
Volkswagen AG	3,179	289,043
Volkswagen AG, Preference Shares	39,946	3,577,356
Vonovia SE	565,181	12,588,569
Wacker Chemie AG(1)	15,768	1,715,843
Wacker Neuson SE	25,912	685,233
Washtec AG	4,393	204,149
Westwing Group SE(1)	1,834	26,682
Wuestenrot & Wuerttembergische AG	20,254	339,505
Zalando SE(1)	309,019	8,792,539
		1,354,402,646
Hong Kong — 1.6%
AIA Group Ltd.	3,449,864	33,351,907
APAC Resources Ltd.	300,000	70,504
Asia Tele-Net & Technology Corp. Ltd.	40,000	26,572
ASMPT Ltd.	372,200	7,766,906
Bank of East Asia Ltd.	912,895	2,151,606
BOC Hong Kong Holdings Ltd.	4,095,500	27,470,353
Budweiser Brewing Co. APAC Ltd.(2)	64,100	48,924
Cafe de Coral Holdings Ltd.(2)	256,000	172,190
China Star Entertainment Ltd.(1)(2)	80,000	67,333
Chow Sang Sang Holdings International Ltd.	254,000	453,007
CITIC Telecom International Holdings Ltd.	227,000	70,621
CK Asset Holdings Ltd.	1,829,686	10,547,164
CK Hutchison Holdings Ltd.	1,724,000	15,393,935
CK Infrastructure Holdings Ltd.	300,000	2,493,389
CLP Holdings Ltd.	1,896,000	19,007,113
C-Mer Medical Holdings Ltd.	72,000	7,656
Cowell e Holdings, Inc.	494,000	1,604,504
CPBIO Holding Co. Ltd.(1)	13,000	14,563
CTF Services Ltd.	224,000	228,263
Dah Sing Banking Group Ltd.	232,800	426,743
Dah Sing Financial Holdings Ltd.	180,000	1,042,100
Deep Source Holdings Ltd.(1)	830,000	59,779
DFI Retail Group Holdings Ltd.	105,100	389,570
Dickson Concepts International Ltd.	15,500	11,723
Dream International Ltd.	146,000	129,352
EC Healthcare(1)	50,000	2,682
E-Commodities Holdings Ltd.	722,000	69,424
First Pacific Co. Ltd.	320,000	203,032
FSE Lifestyle Services Ltd.	3,000	1,947
Futu Holdings Ltd., ADR	4,538	554,271
Galaxy Entertainment Group Ltd.	289,000	1,256,221
Giordano International Ltd.	444,000	78,737
Green Fresh Biotechnology Co. Ltd.(1)	52,000	4,657
Guotai Junan International Holdings Ltd.(2)	1,326,000	484,506

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hang Lung Group Ltd.	816,000	$1,287,561
Hang Lung Properties Ltd.	2,323,044	2,065,518
Henderson Land Development Co. Ltd.	324,000	1,106,461
HK Electric Investments & HK Electric Investments Ltd.	202,500	162,808
HKT Trust & HKT Ltd.	536,000	834,239
Hong Kong & China Gas Co. Ltd.	5,600,990	5,143,191
Hong Kong Exchanges & Clearing Ltd.	388,688	21,014,964
Hong Kong Technology Venture Co. Ltd.(1)	456,869	59,415
Hongkong & Shanghai Hotels Ltd.(1)	7,500	5,318
Hongkong Land Holdings Ltd.	1,308,300	10,654,786
Hysan Development Co. Ltd.	1,006,000	2,042,060
IGG, Inc.	988,000	385,377
Impro Precision Industries Ltd.	343,000	376,083
Jardine Matheson Holdings Ltd.	255,800	15,059,895
JBM Healthcare Ltd.	1,000	234
Johnson Electric Holdings Ltd.	476,389	1,190,316
Karrie International Holdings Ltd.	212,000	53,105
Kerry Properties Ltd.	459,500	1,078,651
Kwoon Chung Bus Holdings Ltd.	4,000	1,379
Luk Fook Holdings International Ltd.	79,000	218,309
Melco Resorts & Entertainment Ltd., ADR(1)	48,977	248,803
MGM China Holdings Ltd.(2)	682,800	873,890
Midland Holdings Ltd.	66,000	16,157
Mobvista, Inc.(1)	654,000	907,259
Modern Dental Group Ltd.	42,000	44,321
MTR Corp. Ltd.(2)	414,286	1,706,191
Multifield International Holdings Ltd.	6,400	848
New World Development Co. Ltd.(1)(2)	10,345,750	8,679,672
OKG Technology Holdings Ltd.(1)	1,100,000	17,229
Oriental Watch Holdings	150,000	64,144
Oshidori International Holdings Ltd.(1)(2)	330,000	116,605
Pacific Basin Shipping Ltd.	24,923,000	13,253,000
Pacific Textiles Holdings Ltd.	206,000	24,953
PAX Global Technology Ltd.	903,000	469,242
PCCW Ltd.	790,357	539,989
Perfect Medical Health Management Ltd.	90,000	15,202
Plover Bay Technologies Ltd.	96,000	93,922
Power Assets Holdings Ltd.	936,000	7,186,343
Quam Plus International Financial Ltd.	20,000	260
Sa Sa International Holdings Ltd.	206,000	25,606
Sands China Ltd.	679,200	1,209,762
SAS Dragon Holdings Ltd.	4,000	4,400
Shangri-La Asia Ltd.	172,000	88,575
Shun Tak Holdings Ltd.(1)	586,000	35,393
Singamas Container Holdings Ltd.	614,000	34,471
Sino Land Co. Ltd.	3,852,647	5,073,839
SITC International Holdings Co. Ltd.	2,520,000	15,324,352
SJM Holdings Ltd.(1)(2)	507,000	89,075
SmarTone Telecommunications Holdings Ltd.	39,000	23,951
Stella International Holdings Ltd.(2)	635,500	1,004,056
Sun Hung Kai & Co. Ltd.	14,000	7,356
Sun Hung Kai Properties Ltd.	455,000	6,720,410
SUNeVision Holdings Ltd.(2)	294,000	183,160

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Swire Pacific Ltd., Class A	1,001,000	$13,591,766
Swire Properties Ltd.	184,600	563,815
Symphony Holdings Ltd.(2)	10,000	1,767
Techtronic Industries Co. Ltd.	446,500	7,679,079
Ten Pao Group Holdings Ltd.	112,000	25,266
Time Interconnect Technology Ltd.(2)	180,000	410,415
TS Lines Ltd.(2)	149,000	261,663
United Energy Group Ltd.(1)(2)	16,648,000	882,801
United Laboratories International Holdings Ltd.(2)	1,524,000	1,601,083
Upbest Group Ltd.	6,000	513
Value Partners Group Ltd.	204,000	50,858
Vitasoy International Holdings Ltd.(2)	690,000	568,122
VSTECS Holdings Ltd.	386,000	485,723
VTech Holdings Ltd.(2)	126,400	824,788
WH Group Ltd.	16,054,478	15,154,770
Wharf Holdings Ltd.	63,000	151,074
Wharf Real Estate Investment Co. Ltd.	1,952,000	7,668,561
Wynn Macau Ltd.(2)	107,600	78,540
Xinyi Glass Holdings Ltd.(2)	1,669,079	1,865,794
Yue Yuen Industrial Holdings Ltd.(2)	402,500	689,552
		305,039,310
Ireland — 0.4%
AIB Group PLC	1,865,514	23,736,604
Bank of Ireland Group PLC	937,318	20,680,066
FBD Holdings PLC	1,492	32,315
Glanbia PLC	475,586	12,225,209
Glenveagh Properties PLC(1)	275,181	783,458
Kerry Group PLC, A Shares	21,153	2,062,370
Kingspan Group PLC	76,181	9,057,875
Origin Enterprises PLC	30,312	162,384
Permanent TSB Group Holdings PLC	426	1,459
Ryanair Holdings PLC	123,385	3,326,595
Uniphar PLC	152,819	753,474
		72,821,809
Israel — 1.5%
Adgar Investment & Development Ltd.	1,776	2,244
AFI Properties Ltd.(1)	610	36,117
Airport City Ltd.(1)	21,848	393,797
Alony Hetz Properties & Investments Ltd.	61,300	653,380
Altshuler Shaham Finance Ltd.	10,670	24,081
Amot Investments Ltd.	97,862	639,316
Argo Properties NV(1)	8,986	393,996
Ashdod Refinery Ltd.(1)	2,339	95,316
Ashtrom Group Ltd.	7,062	132,476
Aura Investments Ltd.	14,135	84,577
Ayalon Holdings Ltd.	2,521	144,586
Azrieli Group Ltd.	5,218	690,989
Bank Hapoalim BM	1,023,395	26,424,367
Bank Leumi Le-Israel BM	1,157,658	29,513,587
Bezeq The Israeli Telecommunication Corp. Ltd.	888,291	2,338,773
Big Shopping Centers Ltd.	14,416	3,268,359
Blue Square Real Estate Ltd.	1,059	106,286
Carasso Motors Ltd.	1,112	9,841

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Cellcom Israel Ltd.	96,504	$1,142,353
Cellebrite DI Ltd.(1)	16,658	199,896
Check Point Software Technologies Ltd.(1)	21,922	3,045,185
Clal Insurance Enterprises Holdings Ltd.	258,146	22,794,140
Danel Adir Yeoshua Ltd.	2,842	403,387
Delek Automotive Systems Ltd.(1)	12,536	81,790
Delek Group Ltd.	166,128	4,697,628
Delek Yizum Nechasim Ltd.(1)	15,923	340,832
Delta Galil Ltd.	3,933	238,627
Doral Group Renewable Energy Resources Ltd.(1)	18,842	412,867
El Al Israel Airlines Ltd.	52,349	298,405
Elbit Systems Ltd.	9,113	6,411,158
Electra Ltd.	15,523	611,106
Energix-Renewable Energies Ltd.	48,700	333,996
Enlight Renewable Energy Ltd.(1)	22,496	1,757,301
Equital Ltd.(1)	2,203	79,450
Etoro Group Ltd., Class A(1)	17,721	566,718
Fattal Holdings 1998 Ltd.(1)	2,274	541,717
FIBI Holdings Ltd.	6,514	677,894
First International Bank Of Israel Ltd.	11,721	921,496
Fox Wizel Ltd.	5,885	645,044
G City Ltd.	63,721	240,616
Gav-Yam Lands Corp. Ltd.	1	16
Global-e Online Ltd.(1)	9,958	371,931
Harel Insurance Investments & Financial Services Ltd.	45,950	2,972,397
Hilan Ltd.	4,510	365,166
ICL Group Ltd.	204,064	1,164,232
IDI Insurance Co. Ltd.	10,016	879,453
Ilex Medical Ltd.	122	2,056
Inmode Ltd.(1)	23,101	345,591
Inrom Construction Industries Ltd.	19,909	169,119
Isracard Ltd.(1)	116,149	439,205
Israel Canada TR Ltd.	104,870	503,108
Israel Corp. Ltd.	11,350	319,419
Israel Discount Bank Ltd., A Shares	1,733,157	19,807,670
Isras Investment Co. Ltd.	1,145	311,396
Ituran Location & Control Ltd.	9,789	498,847
Kamada Ltd.	543	4,435
Kenon Holdings Ltd.	1,697	115,800
Kornit Digital Ltd.(1)	11,542	194,367
Lahav L.R. Real Estate Ltd.	3,126	11,847
M Yochananof & Sons Ltd.	937	107,091
Malam-Team Holding Ltd.(1)	70	3,853
Matrix IT Ltd.	11,018	405,964
Max Stock Ltd.	74,123	939,242
Mediterranean Towers Ltd.	3,661	16,629
Mega Or Holdings Ltd.	3,392	510,091
Meitav Investment House Ltd.	1,209	48,143
Melisron Ltd.	6,981	953,046
Menora Mivtachim Holdings Ltd.	9,941	1,715,356
Migdal Insurance & Financial Holdings Ltd.(1)	175,407	1,185,608
Mivne Real Estate KD Ltd.	1,325,606	5,708,555
Mivtach Shamir Holdings Ltd.	1,248	161,916

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Mizrahi Tefahot Bank Ltd.	96,226	$7,461,548
Monday.com Ltd.(1)	1,348	136,337
Naphtha Israel Petroleum Corp. Ltd.	1,311	10,500
Neto Malinda Trading Ltd.	988	38,499
Next Vision Stabilized Systems Ltd.	8,844	619,007
Nexxen International Ltd.(1)	28,939	282,155
Norstar Holdings, Inc.(1)	2,561	6,234
Nova Ltd.(1)	7,089	2,489,898
Oddity Tech Ltd., Class A(1)	15,748	226,771
Oil Refineries Ltd.	2,829,291	2,003,349
One Software Technologies Ltd.	15,226	351,257
OPC Energy Ltd.(1)	8,540	284,598
Orion Retail Properties Ltd.(1)	8,073	4,555
OY Nofar Energy Ltd.(1)	3,628	201,168
Partner Communications Co. Ltd.	427,423	5,277,093
Paz Retail & Energy Ltd.	42,097	12,240,999
Perion Network Ltd.(1)	15,266	148,718
Phoenix Financial Ltd.	204,891	12,854,618
Prashkovsky Investments & Construction Ltd.	3,551	155,712
Qualitau Ltd.	2,325	254,830
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,659	546,561
Retailors Ltd.(1)	2,297	14,481
Scope Metals Group Ltd.	2,859	280,951
Shapir Engineering & Industry Ltd.	18,714	265,910
Shikun & Binui Ltd.(1)	51,997	309,755
Shufersal Ltd.	1,235,346	15,582,441
Strauss Group Ltd.	18,785	706,629
Summit Real Estate Holdings Ltd.	19,221	310,858
Tamar Petroleum Ltd.	4,690	43,911
Tel Aviv Stock Exchange Ltd.	43,831	1,865,002
Teva Pharmaceutical Industries Ltd., ADR(1)	489,543	17,648,025
Tower Semiconductor Ltd.(1)	141,795	29,177,622
Victory Supermarket Chain Ltd.	131	1,775
Wix.com Ltd.(1)	3,295	290,784
ZIM Integrated Shipping Services Ltd.	493,654	13,526,120
ZUR Shamir Holdings Ltd.	917	4,179
		277,248,093
Italy — 2.8%
A2A SpA	3,965,364	10,778,205
ACEA SpA	22,890	557,055
Amplifon SpA	30,203	424,585
Arnoldo Mondadori Editore SpA	66,158	161,325
Avio SpA(2)	56,652	1,936,700
Azimut Holding SpA	123,707	5,562,373
Banca Generali SpA	43,861	3,363,708
Banca IFIS SpA(2)	25,784	446,727
Banca Mediolanum SpA	242,214	6,763,402
Banca Monte dei Paschi di Siena SpA	761,034	10,226,669
Banco BPM SpA(2)	968,493	18,080,065
Banco di Desio e della Brianza SpA	36,758	746,507
BFF Bank SpA(1)(2)	40,592	148,176
BPER Banca SpA	2,297,180	38,018,376
Brembo NV	59,227	696,690

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Brunello Cucinelli SpA(2)	86,947	$8,867,284
Buzzi SpA	29,359	1,398,483
Cairo Communication SpA	15,641	41,252
Carel Industries SpA	11,457	357,276
Cementir Holding NV(2)	4,280	71,871
CIR SpA-Compagnie Industriali(1)	139,190	121,751
Credito Emiliano SpA	47,778	1,125,709
d'Amico International Shipping SA	128,970	1,102,593
Danieli & C Officine Meccaniche SpA	15,136	1,169,994
Danieli & C Officine Meccaniche SpA, Preference Shares	53,913	2,814,060
Davide Campari-Milano NV(2)	4,788	32,319
De' Longhi SpA	2,110	103,754
Digital Bros SpA(1)	201	2,884
El.En. SpA	19,423	348,287
Enav SpA	68,638	399,025
Enel SpA	2,848,062	31,144,589
Eni SpA, ADR	748,024	40,991,715
ERG SpA	33,587	867,694
Esprinet SpA	12,026	97,603
Eurogroup Laminations SpA(1)	11,238	13,123
Ferrari NV	34,124	14,447,134
Ferretti SpA(2)	285,286	1,031,791
Fiera Milano SpA	14,452	133,285
Fila SpA	15,908	191,371
Fincantieri SpA(1)(2)	316,704	4,595,959
FinecoBank Banca Fineco SpA	922,748	25,401,518
Gas Plus SpA	6,395	44,749
Generali(2)	298,656	15,450,011
Geox SpA(1)	2,210	725
Hera SpA	586,001	2,592,572
Intercos SpA	42,966	699,958
Intesa Sanpaolo SpA	6,258,722	49,307,390
Iren SpA	2,533,009	7,258,698
Italgas SpA	1,312,631	13,389,875
Iveco Group NV	396,833	6,425,674
Leonardo SpA	136,911	8,225,312
Maire SpA	192,002	2,785,347
MFE-MediaForEurope NV, Class A	71,219	213,006
MFE-MediaForEurope NV, Class B(2)	4,645	19,714
Moncler SpA	150,839	8,236,089
NewPrinces SpA(1)(2)	7,996	147,225
Nexi SpA(2)	712,209	3,641,384
OVS SpA	876,802	6,068,395
Pharmanutra SpA	4,102	390,999
Piaggio & C SpA(2)	107,149	249,484
Poste Italiane SpA	560,751	18,090,856
Prysmian SpA	137,371	19,201,267
RAI Way SpA	63,551	335,793
Recordati Industria Chimica e Farmaceutica SpA	53,313	3,253,245
Safilo Group SpA(1)	527,513	1,110,404
Saipem SpA(2)	3,765,162	20,030,412
Salvatore Ferragamo SpA(1)	140,664	1,561,855
Sanlorenzo SpA	12,139	534,955

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Sesa SpA	6,577	$727,145
Snam SpA	1,775,029	11,945,690
Sogefi SpA(1)(2)	38,684	92,399
Stellantis NV(1)(2)	917,942	5,072,995
Tamburi Investment Partners SpA(2)	33,212	379,003
Technogym SpA	74,186	1,140,687
Telecom Italia SpA(1)	921,441	8,381,472
Tenaris SA, ADR	59,578	3,328,623
Terna - Rete Elettrica Nazionale	1,469,206	16,615,672
TREVI - Finanziaria Industriale SpA(1)(2)	53,898	289,188
TXT e-solutions SpA	3,644	222,033
UniCredit SpA	673,399	65,723,776
Unipol Assicurazioni SpA	71,813	2,353,678
Webuild SpA	738,032	1,904,955
Wiit SpA(2)	15,106	508,325
		542,733,922
Japan — 22.3%
77 Bank Ltd.	577,700	14,364,167
A&D HOLON Holdings Co. Ltd.	33,700	608,094
ABC-Mart, Inc.	2,100	35,737
Acom Co. Ltd.	40,300	122,462
ADEKA Corp.	61,900	1,795,448
Advantest Corp.	385,000	80,575,626
Aeon Co. Ltd.	1,081,745	9,188,443
Aeon Fantasy Co. Ltd.	3,800	67,618
AEON Financial Service Co. Ltd.	50,900	531,799
Aeon Hokkaido Corp.(2)	16,600	90,125
AFC-HD AMS Life Science Co. Ltd.	800	4,368
AGC, Inc.	422,300	15,084,229
Ahresty Corp.	11,400	50,013
Aichi Financial Group, Inc.	119,405	1,469,706
Aichi Steel Corp.	51,700	1,053,747
Aida Engineering Ltd.	36,400	267,981
AIMECHATEC Ltd.	22,800	891,143
Ain Holdings, Inc.	18,400	707,667
Air Water, Inc.	103,000	1,687,885
Airport Facilities Co. Ltd.	8,500	51,396
Aisan Industry Co. Ltd.	31,000	460,223
Aisin Corp.	762,500	10,694,131
AIT Corp.	2,700	39,865
Ajinomoto Co., Inc.	383,800	12,902,649
Akatsuki, Inc.	12,100	299,168
Akebono Brake Industry Co. Ltd.(1)	22,500	15,239
Akita Bank Ltd.	15,600	871,760
Alconix Corp.	34,800	734,181
Alfresa Holdings Corp.	422,700	6,120,631
Alpen Co. Ltd.	6,200	92,630
Alps Alpine Co. Ltd.	376,000	5,278,316
Altech Corp.	18,900	105,082
Amada Co. Ltd.	117,600	1,890,415
Amano Corp.	31,400	777,940
Amuse, Inc.	1,500	17,986
Amvis Holdings, Inc.	59,800	155,597

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
ANA Holdings, Inc.	238,600	$4,528,225
And ST HD Co. Ltd.	66,000	1,395,439
Anest Iwata Corp.	18,000	223,381
Anicom Holdings, Inc.	3,000	20,692
Anycolor, Inc.	29,700	564,177
AOKI Holdings, Inc.	45,000	498,488
Aoyama Trading Co. Ltd.	169,500	819,332
Aozora Bank Ltd.	85,900	1,827,356
Appier Group, Inc.	42,000	376,825
Arakawa Chemical Industries Ltd.	2,700	35,966
Arata Corp.	270,900	4,618,273
ARCHION Corp.(1)	284,600	491,111
ARCLANDS Corp.	99,702	1,156,102
Arcs Co. Ltd.	76,600	1,794,563
ARE Holdings, Inc.	110,800	2,724,941
Argo Graphics, Inc.	71,000	594,643
Arisawa Manufacturing Co. Ltd.	14,800	250,803
Artience Co. Ltd.	134,100	4,310,260
As One Corp.	45,900	725,566
Asahi Co. Ltd.	200	1,659
Asahi Diamond Industrial Co. Ltd.	30,900	233,944
Asahi Group Holdings Ltd.	193,200	2,025,091
Asahi Intecc Co. Ltd.	50,600	1,194,102
Asahi Kasei Corp.	1,521,300	15,571,905
Asahi Kogyosha Co. Ltd.	26,400	646,962
Asahi Yukizai Corp.	19,200	711,396
Asanuma Corp.	60,900	346,141
Ascentech KK	7,800	23,496
Asia Pile Holdings Corp.	30,700	298,665
Asics Corp.	497,500	13,951,357
ASKA Pharmaceutical Holdings Co. Ltd.	3,500	46,293
Astellas Pharma, Inc.	1,924,400	28,531,544
Astena Holdings Co. Ltd.	4,500	15,456
Aucnet, Inc.	20,000	180,281
Autobacs Seven Co. Ltd.	61,600	609,040
Avant Group Corp.	9,200	68,916
Avex, Inc.	3,800	30,841
Awa Bank Ltd.	23,100	1,440,945
Axial Retailing, Inc.	77,900	627,310
Azbil Corp.	77,200	735,537
Bandai Namco Holdings, Inc.	416,800	14,928,321
Bando Chemical Industries Ltd.	26,500	413,297
Bank of Iwate Ltd.	82,900	1,341,174
Bank of Nagoya Ltd.	24,100	1,090,417
Bank of Saga Ltd.	17,300	709,059
Bank of the Ryukyus Ltd.	58,300	1,181,710
Base Co. Ltd.	1,700	36,396
BayCurrent, Inc.	24,000	1,231,589
Belc Co. Ltd.	11,600	495,903
Bell System24 Holdings, Inc.	15,800	137,889
Belluna Co. Ltd.	26,500	179,869
Bic Camera, Inc.	84,600	942,562
BIPROGY, Inc.	42,100	1,255,022

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Blue Zones Holdings Co. Ltd.	66,400	$766,756
BML, Inc.	34,100	782,789
Bourbon Corp.	200	3,873
Bridgestone Corp.	899,300	23,232,564
BRONCO BILLY Co. Ltd.	2,600	47,021
Brother Industries Ltd.	190,100	5,813,841
Bunka Shutter Co. Ltd.	8,900	105,979
Bushiroad, Inc.	12,200	34,568
Business Brain Showa-Ota, Inc.	600	4,177
Business Engineering Corp.	18,200	166,551
BuySell Technologies Co. Ltd.	30,800	611,267
C Uyemura & Co. Ltd.	2,600	323,559
Calbee, Inc.	54,600	1,058,396
Canon Marketing Japan, Inc.	21,100	492,638
Canon, Inc.	13,800	402,513
Capcom Co. Ltd.	109,000	2,905,717
Carlit Co. Ltd.(2)	15,700	207,231
Casio Computer Co. Ltd.	11,700	183,337
Cawachi Ltd.	23,000	535,703
CCI Group, Inc.	1,970,400	15,886,645
Celsys, Inc.	25,400	309,957
Central Automotive Products Ltd.	29,000	399,086
Central Glass Co. Ltd.	57,500	1,637,178
Central Japan Railway Co.	434,600	10,773,769
Central Security Patrols Co. Ltd.	1,000	17,436
Charm Care Corp. KK	25,400	222,811
Chiba Bank Ltd.	142,400	2,498,794
Chiba Kogyo Bank Ltd.	51,500	847,480
Chikaranomoto Holdings Co. Ltd.(2)	6,800	68,670
Chiyoda Co. Ltd.	3,400	21,112
Chofu Seisakusho Co. Ltd.	4,000	52,935
Chubu Electric Power Co., Inc.	286,800	5,146,831
Chubu Shiryo Co. Ltd.	6,600	83,065
Chubu Steel Plate Co. Ltd.(2)	8,500	113,957
Chudenko Corp.	13,500	425,985
Chugai Pharmaceutical Co. Ltd.	234,000	10,128,606
Chugai Ro Co. Ltd.	600	15,116
Chugin Financial Group, Inc.	148,900	3,312,874
Chugoku Electric Power Co., Inc.(2)	450,700	2,840,313
Chugoku Marine Paints Ltd.	7,800	174,595
Chuo Spring Co. Ltd.(2)	1,500	34,759
CKD Corp.	2,400	83,025
CMK Corp.	69,000	326,415
Coca-Cola Bottlers Japan Holdings, Inc.	156,600	3,851,897
Colowide Co. Ltd.(2)	33,300	447,057
Computer Engineering & Consulting Ltd.	2,000	32,102
COMSYS Holdings Corp.	20,500	699,112
Comture Corp.	18,600	159,033
Cosmo Energy Holdings Co. Ltd.	92,300	2,463,762
Cosmos Pharmaceutical Corp.	9,900	403,508
Cover Corp.(1)(2)	29,400	308,482
Create Restaurants Holdings, Inc.	51,600	243,056
Create SD Holdings Co. Ltd.	15,400	327,181

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Credit Saison Co. Ltd.	416,600	$12,137,577
Creek & River Co. Ltd.	2,300	22,221
Cresco Ltd.	9,500	122,154
CTI Engineering Co. Ltd.	15,900	320,951
Curves Holdings Co. Ltd.	20,700	122,765
CyberAgent, Inc.	477,000	4,043,929
Cybozu, Inc.(2)	15,300	312,215
Dai Nippon Printing Co. Ltd.	188,600	3,645,256
Dai Nippon Toryo Co. Ltd.	10,400	104,655
Daicel Corp.	343,600	3,181,658
Dai-Dan Co. Ltd.	51,500	881,976
Daido Metal Co. Ltd.	22,100	168,368
Daido Steel Co. Ltd.	168,300	2,393,600
Daiei Kankyo Co. Ltd.	6,900	167,539
Daifuku Co. Ltd.	136,700	4,928,315
Daihatsu Infinearth Mfg Co. Ltd.	12,500	242,687
Daiichi Jitsugyo Co. Ltd.	4,900	116,722
Daiichi Life Group, Inc.	3,401,100	38,899,479
Daiichi Sankyo Co. Ltd.	283,400	5,075,221
Daiichikosho Co. Ltd.	94,300	1,121,093
Daiki Aluminium Industry Co. Ltd.	22,300	264,750
Daikin Industries Ltd.	120,100	15,469,021
Daikoku Denki Co. Ltd.	6,300	101,257
Daikokutenbussan Co. Ltd.	5,500	159,611
Daikyonishikawa Corp.	9,800	69,897
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	62,400	540,021
Daio Paper Corp.	94,900	584,037
Daiseki Co. Ltd.	80,080	1,899,387
Daishi Hokuetsu Financial Group, Inc.	940,000	15,248,680
Daishinku Corp.(2)	7,400	36,351
Daisue Construction Co. Ltd.	5,500	125,635
Daito Pharmaceutical Co. Ltd.	16,160	134,703
Daito Trust Construction Co. Ltd.	253,500	5,285,605
Daitron Co. Ltd.	11,600	291,803
Daiwa House Industry Co. Ltd.	219,800	6,415,663
Daiwa Ltd.	8,300	90,050
Daiwa Securities Group, Inc.	1,779,400	20,432,547
Daiwabo Holdings Co. Ltd.	79,700	1,892,329
DCM Holdings Co. Ltd.	48,200	480,287
Denka Co. Ltd.	107,100	2,239,169
Denso Corp.	765,400	9,188,650
Dentsu Group, Inc.	131,300	3,039,569
Dentsu Soken, Inc.	3,000	53,539
Denyo Co. Ltd.	9,200	238,921
Dexerials Corp.	1,067,800	20,360,778
DIC Corp.	114,000	3,578,930
Digital Arts, Inc.	1,600	45,941
Digital Information Technologies Corp.	3,800	22,995
Dip Corp.	36,700	423,161
Disco Corp.	9,000	3,230,945
DKS Co. Ltd.	6,100	519,057
DMG Mori Co. Ltd.	116,100	2,158,353
Doshisha Co. Ltd.	18,200	344,976

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Doutor Nichires Holdings Co. Ltd.	32,500	$691,963
Dowa Holdings Co. Ltd.	83,200	5,169,746
DTS Corp.	87,500	628,012
Duskin Co. Ltd.	14,100	416,532
DyDo Group Holdings, Inc.	22,700	433,351
Eagle Industry Co. Ltd.	14,900	284,697
Earth Corp.	1,000	30,952
East Japan Railway Co.	516,200	11,513,529
Ebara Corp.	742,800	21,504,408
Eco's Co. Ltd.(2)	700	11,345
EDION Corp.	78,000	1,244,514
eGuarantee, Inc.	10,100	110,520
Ehime Bank Ltd.	36,100	707,636
Eisai Co. Ltd.	38,200	1,135,296
Eizo Corp.	31,100	612,344
Elan Corp.	1,400	6,558
Elecom Co. Ltd.	16,000	201,666
Electric Power Development Co. Ltd.	402,500	10,294,549
Endo Lighting Corp.	6,800	109,190
ENEOS Holdings, Inc.	2,936,300	24,482,676
eRex Co. Ltd.	42,700	232,140
ESPEC Corp.	18,400	457,861
Eternal Hospitality Group Co. Ltd.	10,600	95,773
Exedy Corp.	40,000	1,549,172
EXEO Group, Inc.	703,700	11,606,104
F&M Co. Ltd.	200	3,394
FANUC Corp.	157,100	5,886,711
Fast Retailing Co. Ltd.	39,100	17,641,832
FCC Co. Ltd.	186,500	4,859,300
Feed One Co. Ltd.	8,920	79,995
FFRI Security, Inc.	5,100	179,086
FIDEA Holdings Co. Ltd.	9,240	165,959
FINDEX, Inc.	3,000	15,864
Fintech Global, Inc.	190,700	197,518
First Bank of Toyama Ltd.	91,200	1,932,308
FJ Next Holdings Co. Ltd.	3,200	41,292
Food & Life Cos. Ltd.	441,400	16,240,748
FP Corp.	28,400	498,875
FP Partner, Inc.	3,200	47,238
France Bed Holdings Co. Ltd.	2,100	17,309
Freebit Co. Ltd.	7,500	84,808
Fudo Tetra Corp.	3,400	60,360
Fuji Co. Ltd.	30,600	393,712
Fuji Corp. /Aichi	28,800	1,274,446
Fuji Electric Co. Ltd.	297,800	25,583,730
Fuji Kyuko Co. Ltd.	7,400	129,037
Fuji Media Holdings, Inc.	40,800	1,071,371
Fuji Oil Co. Ltd.	16,000	462,708
Fuji Pharma Co. Ltd.	20,500	229,781
Fuji Seal International, Inc.	62,800	1,304,858
Fujibo Holdings, Inc.	41,700	894,103
FUJIFILM Holdings Corp.	152,000	3,206,580
Fujikura Composites, Inc.	14,200	241,754

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Fujikura Ltd.	1,945,200	$66,322,460
Fujimi, Inc.	6,200	136,764
Fujita Kanko, Inc.(2)	38,000	720,019
Fujitsu Ltd.	569,100	13,662,056
Fujiya Co. Ltd.	3,400	53,609
FuKoKu Co. Ltd.	3,100	39,849
Fukuda Corp.	15,800	476,215
Fukuda Denshi Co. Ltd.	7,300	557,500
Fukui Bank Ltd.	49,300	2,149,188
Fukui Computer Holdings, Inc.	3,700	72,087
Fukuoka Financial Group, Inc.	53,200	2,612,287
Fukuyama Transporting Co. Ltd.	18,000	708,756
FULLCAST Holdings Co. Ltd.	5,600	66,113
Funai Soken Holdings, Inc.	75,000	557,805
Furukawa Co. Ltd.	25,100	696,210
Furukawa Electric Co. Ltd.	1,297,400	32,226,928
Furuno Electric Co. Ltd.	55,900	2,638,195
Furuya Metal Co. Ltd.	43,700	2,466,118
Furyu Corp.	8,900	79,581
Fuso Chemical Co. Ltd.	95,800	1,781,288
Futaba Industrial Co. Ltd.	44,600	313,232
Future Corp.	14,100	216,120
Fuyo General Lease Co. Ltd.	29,600	818,097
G-7 Holdings, Inc.	11,700	105,927
GA Technologies Co. Ltd.	37,800	377,304
Gakken Holdings Co. Ltd.	13,400	87,396
Gakkyusha Co. Ltd.	2,100	34,860
Galilei Holdings Co. Ltd.	6,100	134,401
Genki Global Dining Concepts Corp.(2)	9,900	221,533
Genky DrugStores Co. Ltd.	26,200	599,786
Geo Holdings Corp.	14,900	227,172
Gift Holdings, Inc.	5,400	81,780
Giftee Group, Inc.(1)	10,900	90,016
Giken Ltd.	23,000	277,120
GLOBERIDE, Inc.	2,400	37,433
Glory Ltd.	51,500	1,559,671
GLtechno Holdings, Inc.	2,200	71,648
GMO Financial Holdings, Inc.	18,000	137,051
GMO internet group, Inc.	6,900	181,024
GMO Payment Gateway, Inc.	10,300	608,812
Godo Steel Ltd.	9,100	173,412
grems, Inc.	3,900	60,638
GS Yuasa Corp.	271,100	9,004,562
GSI Creos Corp.	1,600	27,199
G-Tekt Corp.	23,700	345,717
Gunma Bank Ltd.	917,600	16,240,421
Gunze Ltd.	36,700	955,487
H.U. Group Holdings, Inc.	91,200	2,064,551
H2O Retailing Corp.	115,600	2,200,875
Hachijuni Nagano Bank Ltd.	180,100	3,046,302
Hakuhodo DY Holdings, Inc.	76,600	654,824
Halows Co. Ltd.	5,000	128,859
Hamakyorex Co. Ltd.	77,800	903,202

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hamamatsu Photonics KK	146,900	$2,165,066
Hankyu Hanshin Holdings, Inc.(2)	315,200	9,266,141
Hanwa Co. Ltd.	108,600	1,269,701
Happinet Corp.	42,300	1,009,010
Haseko Corp.	93,000	1,685,096
Hazama Ando Corp.	65,100	781,029
Heiwa Corp.	57,200	793,349
Heiwado Co. Ltd.	30,200	503,735
Hennge KK(2)	10,600	115,463
Hibiya Engineering Ltd.	1,300	23,920
Hiday Hidaka Corp.	10,200	191,202
HI-LEX Corp.	18,300	306,655
Hioki EE Corp.	4,900	332,049
Hirakawa Hewtech Corp.	3,570	71,551
Hirata Corp.	32,200	715,083
Hirogin Holdings, Inc.	296,900	4,451,103
Hirose Electric Co. Ltd.	13,100	2,114,169
HIS Co. Ltd.	44,900	329,783
Hisaka Works Ltd.	4,100	46,542
Hitachi Construction Machinery Co. Ltd.	130,800	4,668,521
Hitachi Ltd.	1,653,000	56,117,275
Hochiki Corp.	35,400	428,586
Hodogaya Chemical Co. Ltd.	13,300	181,356
Hokkaido Electric Power Co., Inc.(2)	226,100	1,558,372
Hokkaido Gas Co. Ltd.	24,300	129,395
Hokuetsu Corp.	15,700	90,741
Hokuhoku Financial Group, Inc.	269,100	14,043,064
Hokuriku Electric Power Co.	186,500	1,186,191
Hokuto Corp.	22,900	312,047
Honda Motor Co. Ltd., ADR(2)	949,587	30,348,801
Honeys Holdings Co. Ltd.	5,800	53,002
Horiba Ltd.	15,000	2,185,197
Hoshizaki Corp.	5,700	202,911
Hosiden Corp.	53,100	897,840
Hosokawa Micron Corp.	8,500	296,530
Hotland Holdings Co. Ltd.	3,300	33,587
House Foods Group, Inc.	30,500	763,510
Hoya Corp.	110,356	16,898,368
HS Holdings Co. Ltd.	7,600	54,033
Hulic Co. Ltd.	550,200	6,137,497
Hyakugo Bank Ltd.	180,500	2,753,334
Hyakujushi Bank Ltd.	68,000	1,326,168
Ibiden Co. Ltd.	290,500	36,691,560
Ichigo, Inc.	23,600	59,347
Ichinen Holdings Co. Ltd.	5,600	95,757
Idec Corp.	19,900	464,105
Idemitsu Kosan Co. Ltd.	1,933,000	17,117,944
IHI Corp.	1,037,900	17,341,194
Iida Group Holdings Co. Ltd.	21,800	323,827
Iino Kaiun Kaisha Ltd.	99,800	1,104,815
I'll, Inc.	2,800	44,362
Inaba Denki Sangyo Co. Ltd.	85,100	1,637,918
Inabata & Co. Ltd.	53,800	1,489,456

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ines Corp.	500	$7,372
INFRONEER Holdings, Inc.	601,948	10,721,705
Innotech Corp.	2,000	42,986
Inpex Corp.	1,005,800	24,854,897
Insource Co. Ltd.	40,200	188,223
Internet Initiative Japan, Inc.	112,700	2,388,704
Inui Global Logistics Co. Ltd.	7,900	107,126
IPS, Inc.	4,000	105,264
Iriso Electronics Co. Ltd.	10,800	191,270
Ise Chemicals Corp.	19,000	514,734
Iseki & Co. Ltd.	26,500	306,886
Isetan Mitsukoshi Holdings Ltd.	149,200	3,271,362
Ishihara Sangyo Kaisha Ltd.	56,700	1,128,147
Istyle, Inc.	51,700	174,521
Isuzu Motors Ltd.(2)	901,000	12,795,362
Itfor, Inc.	5,200	54,667
Ito En Ltd.	202,300	3,836,188
Ito En Ltd., Preference Shares	10,500	117,252
ITOCHU Corp.	1,389,200	18,322,865
Itochu Enex Co. Ltd.	21,800	308,689
Itoki Corp.	71,300	1,186,720
IwaiCosmo Holdings, Inc.	22,900	673,111
Iwaki Co. Ltd.	1,400	36,087
Iwatani Corp.	195,200	2,696,281
Iyogin Holdings, Inc.	668,000	16,707,209
Izumi Co. Ltd.	94,500	609,452
J Front Retailing Co. Ltd.	776,900	14,328,357
J Trust Co. Ltd.	50,500	221,255
JAC Recruitment Co. Ltd.	44,800	282,283
Jaccs Co. Ltd.	48,000	1,147,794
JAFCO Group Co. Ltd.	49,200	719,017
Japan Airlines Co. Ltd.	85,300	1,603,152
Japan Airport Terminal Co. Ltd.	38,800	1,432,231
Japan Aviation Electronics Industry Ltd.	31,900	493,616
Japan Cash Machine Co. Ltd.	9,300	74,265
Japan Communications, Inc.(1)	35,100	26,086
Japan Electronic Materials Corp.	10,200	407,790
Japan Elevator Service Holdings Co. Ltd.	57,700	562,855
Japan Engine Corp.	3,900	279,629
Japan Exchange Group, Inc.	431,500	6,029,684
Japan Investment Adviser Co. Ltd.	7,700	102,419
Japan Lifeline Co. Ltd.	72,900	727,742
Japan Material Co. Ltd.	119,400	1,587,998
Japan Petroleum Exploration Co. Ltd.	503,000	6,021,274
Japan Post Bank Co. Ltd.	278,700	5,902,526
Japan Post Holdings Co. Ltd.	1,438,800	22,265,222
Japan Post Insurance Co. Ltd.	233,000	2,458,246
Japan Pulp & Paper Co. Ltd.	91,900	692,607
Japan Securities Finance Co. Ltd.	3,800	59,421
Japan Transcity Corp.	11,700	104,904
Japan Wool Textile Co. Ltd.	37,700	465,166
JBCC Holdings, Inc.	35,900	401,994
JCU Corp.	29,300	989,214

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
JDC Corp.	9,600	$33,050
Jeol Ltd.	15,400	677,535
JFE Holdings, Inc.	964,500	11,120,214
JGC Holdings Corp.	41,000	601,409
JINS Holdings, Inc.	10,600	397,036
JM Holdings Co. Ltd.	27,800	253,203
J-Oil Mills, Inc.	19,800	287,468
Joshin Corp.	26,700	756,091
Joyful Honda Co. Ltd.	28,100	392,940
JP-Holdings, Inc.	43,800	184,047
JSP Corp.	12,700	249,677
JTEKT Corp.	759,400	10,151,797
Juroku Financial Group, Inc.	156,500	2,570,487
Justsystems Corp.	20,400	545,774
JVCKenwood Corp.	1,215,200	7,827,010
JX Advanced Metals Corp.	310,860	7,249,418
Kaga Electronics Co. Ltd.	61,400	1,939,376
Kajima Corp.(2)	336,700	10,150,228
Kamei Corp.	27,200	789,781
Kamigumi Co. Ltd.	36,800	1,124,672
Kanadevia Corp.	1,214,000	8,964,738
Kanamoto Co. Ltd.	367,700	12,688,094
Kandenko Co. Ltd.	184,600	6,313,277
Kaneka Corp.	27,400	1,066,301
Kanematsu Corp.	1,272,400	17,896,758
Kanro, Inc.	29,800	202,384
Kansai Electric Power Co., Inc.	256,100	4,492,436
Kansai Paint Co. Ltd.	74,800	1,346,480
Kao Corp.	231,500	5,270,634
Katitas Co. Ltd.	4,000	96,271
Kato Sangyo Co. Ltd.	5,500	229,768
Kawada Technologies, Inc.	72,300	624,987
Kawaden Corp.	3,500	37,702
Kawasaki Heavy Industries Ltd.	1,481,700	23,596,988
Kawasaki Kisen Kaisha Ltd.(2)	27,900	580,481
KDDI Corp.	1,909,700	35,277,472
KeePer Technical Laboratory Co. Ltd.	14,200	299,071
Keihan Holdings Co. Ltd.	36,900	738,721
Keihanshin Building Co. Ltd.(2)	72,400	507,865
Keikyu Corp.	106,500	1,044,940
Keio Corp.	206,800	1,012,442
Keisei Electric Railway Co. Ltd.	61,200	522,138
Keiyo Bank Ltd.	61,800	1,094,922
Kenko Mayonnaise Co. Ltd.	1,600	20,399
Kewpie Corp.	13,700	408,601
Key Coffee, Inc.	1,600	20,405
Keyence Corp.	10,300	5,366,774
KH Neochem Co. Ltd.	51,600	1,116,314
Kibun Foods, Inc.	700	4,981
Kikkoman Corp.	282,800	3,242,448
Kinden Corp.	31,400	1,371,402
Kintetsu Group Holdings Co. Ltd.	183,700	4,009,331
Kioxia Holdings Corp.(1)	48,700	15,057,741

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kirin Holdings Co. Ltd.	667,100	$12,735,918
Kissei Pharmaceutical Co. Ltd.	2,200	56,312
Kita-Nippon Bank Ltd.	1,900	94,204
Kitz Corp.	91,800	1,095,985
Kiyo Bank Ltd.	64,400	2,042,158
Koa Corp.	45,900	670,367
Kobe Bussan Co. Ltd.	21,700	384,441
Kobe Steel Ltd.	863,500	10,882,694
Kohnan Shoji Co. Ltd.	257,300	7,227,941
Koito Manufacturing Co. Ltd.	32,100	540,695
Kojima Co. Ltd.	14,300	123,867
Kokusai Electric Corp.	15,400	838,144
Komatsu Ltd.	420,000	19,423,815
Komatsu Wall Industry Co. Ltd.	9,700	172,490
KOMEDA Holdings Co. Ltd.	5,700	105,486
Komeri Co. Ltd.	30,600	738,761
Komori Corp.	58,400	742,649
Konami Group Corp.	32,600	4,499,250
Konica Minolta, Inc.	2,458,300	10,194,045
Konishi Co. Ltd.	17,200	156,354
Konoike Transport Co. Ltd.	45,800	834,367
Konoshima Chemical Co. Ltd.	2,200	22,828
Koshidaka Holdings Co. Ltd.	39,600	253,629
Kotobuki Spirits Co. Ltd.	96,300	1,672,869
KPP Group Holdings Co. Ltd.	27,100	187,299
KRS Corp.	12,200	242,406
K's Holdings Corp.	618,700	7,535,879
Kubota Corp.	228,700	4,172,622
Kumiai Chemical Industry Co. Ltd.	39,800	193,791
Kurabo Industries Ltd.	4,600	327,478
Kuraray Co. Ltd.	139,400	1,607,679
Kureha Corp.	64,700	1,831,906
Kurita Water Industries Ltd.	60,200	3,023,919
Kuriyama Holdings Corp.	2,200	25,278
Kusuri No. Aoki Holdings Co. Ltd.(2)	35,800	922,115
KYB Corp.	34,600	1,030,030
Kyocera Corp.	98,600	2,243,197
Kyodo Printing Co. Ltd.	7,800	86,169
Kyoei Steel Ltd.	11,300	145,449
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,000	504,374
Kyokuto Securities Co. Ltd.	31,600	383,037
Kyokuyo Co. Ltd.	12,700	378,058
Kyorin Pharmaceutical Co. Ltd.	60,400	446,630
Kyoritsu Maintenance Co. Ltd.	15,400	331,598
Kyosan Electric Manufacturing Co. Ltd.	5,700	36,124
Kyoto Financial Group, Inc.	89,100	2,770,137
Kyowa Kirin Co. Ltd.	68,000	1,119,818
Kyushu Electric Power Co., Inc.	306,100	3,879,075
Kyushu Financial Group, Inc.	204,100	2,017,178
Kyushu Leasing Service Co. Ltd.	1,400	14,157
Kyushu Railway Co.	50,700	1,148,114
Lasertec Corp.	38,200	7,982,372
Leopalace21 Corp.	296,200	1,192,175

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Life Corp.	38,900	$657,705
Lifedrink Co., Inc.	14,400	139,903
Lintec Corp.	33,700	1,157,838
Lion Corp.	9,700	115,413
LITALICO, Inc.	7,000	83,642
Lixil Corp.	406,100	4,495,409
LY Corp.	1,190,400	4,148,172
M&A Capital Partners Co. Ltd.	19,800	531,647
M3, Inc.	171,800	1,975,996
Mabuchi Motor Co. Ltd.	12,400	136,437
Macnica Holdings, Inc.	106,600	2,457,125
Maeda Kosen Co. Ltd.	7,000	90,295
Makino Milling Machine Co. Ltd.	66,200	6,347,179
Makita Corp.	64,400	2,127,636
Mani, Inc.	36,400	357,537
MarkLines Co. Ltd.	1,900	18,764
Mars Group Holdings Corp.	8,900	180,081
Marubeni Corp.	890,300	27,237,930
Marubun Corp.	10,300	121,654
Maruchiyo Yamaokaya Corp.(2)	11,000	276,055
Marudai Food Co. Ltd.	16,800	239,006
Marui Group Co. Ltd.	144,300	2,636,386
Maruichi Steel Tube Ltd.	73,400	807,254
Marumae Co. Ltd.	30,600	379,758
Marusan Securities Co. Ltd.	49,500	403,761
Maruwa Co. Ltd.	3,700	1,220,243
Maruzen Showa Unyu Co. Ltd.	9,200	423,009
Matsuda Sangyo Co. Ltd.	10,500	457,323
Matsui Securities Co. Ltd.	36,700	274,857
MatsukiyoCocokara & Co.	119,860	1,960,225
Matsuyafoods Holdings Co. Ltd.	3,900	131,487
Max Co. Ltd.	14,800	171,406
Maxell Ltd.	38,200	625,593
Maxvalu Tokai Co. Ltd.	700	15,174
Mazda Motor Corp.	1,348,700	10,345,013
McDonald's Holdings Co. Japan Ltd.(2)	29,500	1,491,904
Mebuki Financial Group, Inc.	2,969,400	31,550,796
MEC Co. Ltd.	16,500	682,250
Medipal Holdings Corp.	179,000	3,235,485
Megachips Corp.	12,000	813,370
Megmilk Snow Brand Co. Ltd.	72,600	1,693,453
Meidensha Corp.	33,000	2,434,085
MEIJI Holdings Co. Ltd.	493,300	13,860,231
Meiko Electronics Co. Ltd.	18,100	2,226,820
MEITEC Group Holdings, Inc.	64,600	1,383,122
Meito Co. Ltd.	4,400	95,616
Meiwa Corp.	3,300	20,300
Menicon Co. Ltd.	133,200	1,591,170
Mercari, Inc.(1)	95,500	2,769,935
METAWATER Co. Ltd.	39,600	771,465
Micronics Japan Co. Ltd.	184,100	14,612,033
Midac Holdings Co. Ltd.	3,400	43,476
Mie Kotsu Group Holdings, Inc.(2)	8,000	30,861

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Milbon Co. Ltd.	15,100	$312,752
MIMAKI ENGINEERING Co. Ltd.	15,400	188,709
Minebea Mitsumi, Inc.	604,500	12,696,091
Miraini Holdings Co. Ltd.	26,032	391,721
Mirait One Corp.	69,900	1,580,361
Mirarth Holdings, Inc.	210,500	611,807
Miroku Jyoho Service Co. Ltd.	5,500	71,454
MISUMI Group, Inc.	160,600	3,757,390
Mito Securities Co. Ltd.	47,000	286,230
Mitsuba Corp.	21,400	177,584
Mitsubishi Chemical Group Corp.	2,463,200	18,469,962
Mitsubishi Corp.	1,022,300	30,634,533
Mitsubishi Electric Corp.	539,800	18,691,504
Mitsubishi Estate Co. Ltd.	139,000	3,271,981
Mitsubishi Gas Chemical Co., Inc.	60,700	1,494,766
Mitsubishi HC Capital, Inc.(2)	1,296,540	11,288,745
Mitsubishi Heavy Industries Ltd.	1,692,400	41,011,040
Mitsubishi Kakoki Kaisha Ltd.	1,900	38,868
Mitsubishi Logistics Corp.	436,600	4,166,560
Mitsubishi Materials Corp.	352,300	12,368,117
Mitsubishi Motors Corp.(2)	548,600	1,345,327
Mitsubishi Pencil Co. Ltd.	5,200	103,184
Mitsubishi UFJ Financial Group, Inc., ADR(2)	3,484,511	79,272,625
Mitsuboshi Belting Ltd.	20,600	572,563
Mitsui & Co. Ltd.	85,700	2,675,729
Mitsui Chemicals, Inc.	834,000	11,354,918
Mitsui DM Sugar Co. Ltd.	20,900	479,137
Mitsui E&S Co. Ltd.	370,700	10,142,632
Mitsui Fudosan Co. Ltd.	1,813,200	17,151,490
Mitsui High-Tec, Inc.	94,000	554,599
Mitsui Kinzoku Co. Ltd.	250,900	45,449,346
Mitsui OSK Lines Ltd.(2)	127,000	5,562,113
Mitsui-Soko Holdings Co. Ltd.	565,300	11,830,889
Mitsuuroko Group Holdings Co. Ltd.	3,600	53,008
Miura Co. Ltd.	10,800	216,302
MIXI, Inc.	23,600	537,568
Miyaji Engineering Group, Inc.	18,500	186,028
Miyazaki Bank Ltd.	199,400	3,290,633
Mizuho Financial Group, Inc., ADR(2)	5,079,558	54,046,497
Mizuho Leasing Co. Ltd.	125,700	1,078,987
Mochida Pharmaceutical Co. Ltd.	13,000	266,769
Modec, Inc.	21,200	1,282,176
Monex Group, Inc.	226,700	1,051,775
Monogatari Corp.	272,300	9,894,521
MonotaRO Co. Ltd.	64,100	774,549
Morinaga & Co. Ltd.	82,900	1,315,449
Morinaga Milk Industry Co. Ltd.	226,600	1,623,155
Morita Holdings Corp.	40,300	630,463
Moriya Transportation Engineering & Manufacturing Co. Ltd.(2)	10,200	140,926
MOS Food Services, Inc.	16,400	402,823
MS&AD Insurance Group Holdings, Inc.	1,244,300	39,521,804
MTG Co. Ltd.	17,600	1,013,804
Muninova Holdings, Inc.	134,500	373,629

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
m-up Holdings, Inc.	54,800	$286,016
Murata Manufacturing Co. Ltd.	721,900	32,081,315
Musashi Seimitsu Industry Co. Ltd.	115,700	2,334,622
Musashino Bank Ltd.	437,000	7,694,582
Nachi-Fujikoshi Corp.	28,800	1,006,210
Nafco Co. Ltd.	3,500	46,984
Nagano Keiki Co. Ltd.	6,200	162,996
Nagase & Co. Ltd.	202,800	1,484,192
Nagoya Railroad Co. Ltd.	125,000	1,483,669
Nakayama Steel Works Ltd.	14,800	58,689
Namura Shipbuilding Co. Ltd.	99,900	3,006,283
NANKAI Co. Ltd.	95,400	1,852,347
Nanto Bank Ltd.	113,500	1,393,953
NEC Capital Solutions Ltd.	3,300	87,710
NEC Corp.	520,700	15,877,312
Net Protections Holdings, Inc.(1)	36,200	101,176
Neturen Co. Ltd.	16,800	160,280
Nexon Co. Ltd.	26,200	518,632
Nextage Co. Ltd.	2,600	54,856
NGK Corp.	321,500	10,623,470
NH Foods Ltd.	69,300	2,732,165
NHK Spring Co. Ltd.	703,500	15,028,791
Nichias Corp.	88,500	1,914,835
Nichicon Corp.	4,000	68,465
Nichiha Corp.	29,800	572,886
Nichirei Corp.	408,100	5,513,359
Nichirin Co. Ltd.	2,400	62,587
NIDEC Corp.	110,636	1,779,146
Nifco, Inc.	99,100	3,274,305
Nihon Dempa Kogyo Co. Ltd.	65,400	1,124,487
Nihon Dengi Co. Ltd.	97,200	1,429,605
Nihon Kohden Corp.	28,900	272,270
Nihon M&A Center Holdings, Inc.	53,800	230,486
Nihon Parkerizing Co. Ltd.	75,300	825,579
Nihon Yamamura Glass Co. Ltd.	19,800	364,658
Nikkiso Co. Ltd.	32,400	758,412
Nikkon Holdings Co. Ltd.	3,300	113,622
Nikon Corp.	20,900	251,293
Nintendo Co. Ltd.	155,600	8,770,964
Nippn Corp.	54,200	996,042
Nippon Air Conditioning Services Co. Ltd.	21,900	215,904
Nippon Avionics Co. Ltd.(2)	13,100	480,021
Nippon Beet Sugar Manufacturing Co. Ltd.	4,000	135,684
Nippon Carbon Co. Ltd.	14,600	477,553
Nippon Chemical Industrial Co. Ltd.	500	17,044
Nippon Chemi-Con Corp.	67,400	1,227,322
Nippon Denko Co. Ltd.	128,400	352,575
Nippon Densetsu Kogyo Co. Ltd.	18,900	466,512
Nippon Electric Glass Co. Ltd.	26,700	805,919
NIPPON EXPRESS HOLDINGS, Inc.	415,500	14,977,172
Nippon Gas Co. Ltd.	58,200	1,111,577
Nippon Kanzai Holdings Co. Ltd.	1,600	28,871
Nippon Kayaku Co. Ltd.	30,900	403,375

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Nippon Kodoshi Corp.	4,800	$200,484
Nippon Light Metal Holdings Co. Ltd.	293,520	5,535,784
Nippon Paint Holdings Co. Ltd.	49,500	373,419
Nippon Paper Industries Co. Ltd.	162,600	1,438,499
Nippon Parking Development Co. Ltd.	213,500	360,576
Nippon Sanso Holdings Corp.	18,400	651,683
Nippon Seiki Co. Ltd.	63,400	1,079,606
Nippon Seisen Co. Ltd.	2,500	22,285
Nippon Sheet Glass Co. Ltd.(1)(2)	113,500	348,401
Nippon Shinyaku Co. Ltd.	67,100	1,488,957
Nippon Shokubai Co. Ltd.	56,600	944,328
Nippon Signal Co. Ltd.	46,100	534,875
Nippon Soda Co. Ltd.	42,600	1,066,278
Nippon Steel Corp.	5,615,500	23,543,498
Nippon Thompson Co. Ltd.	103,100	1,148,451
Nippon Yakin Kogyo Co. Ltd.	15,500	528,972
Nippon Yusen KK(2)	93,500	4,111,414
Nipro Corp.	345,700	3,327,292
Nishi-Nippon Financial Holdings, Inc.	159,500	4,844,167
Nishi-Nippon Railroad Co. Ltd.	47,200	922,132
Nishio Holdings Co. Ltd.	101,100	2,933,315
Nissan Chemical Corp.	35,400	1,813,867
Nissan Motor Co. Ltd.(1)(2)	1,137,200	2,325,237
Nissan Shatai Co. Ltd.	32,400	187,183
Nissei ASB Machine Co. Ltd.	13,700	763,616
Nissha Co. Ltd.	24,300	193,948
Nisshin Oillio Group Ltd.	87,900	1,127,403
Nisshin Seifun Group, Inc.	282,600	3,621,611
Nisshinbo Holdings, Inc.	140,000	1,997,799
Nissin Foods Holdings Co. Ltd.(2)	27,100	506,808
Nisso Holdings Co. Ltd.	100	431
Nissui Corp.	1,151,000	9,172,067
Niterra Co. Ltd.	385,300	20,018,656
Nitori Holdings Co. Ltd.	61,400	1,171,469
Nitta Corp.	17,400	731,597
Nittetsu Mining Co. Ltd.	50,300	1,193,041
Nitto Denko Corp.	984,000	21,489,458
Nitto Kogyo Corp.	43,300	1,196,549
Nittoc Construction Co. Ltd.	12,400	93,241
Noevir Holdings Co. Ltd.	13,100	403,360
NOF Corp.	107,700	1,822,086
Nohmi Bosai Ltd.	7,700	205,714
Nojima Corp.	247,700	1,979,753
NOK Corp.	33,600	645,491
Nomura Co. Ltd.	40,900	323,812
Nomura Micro Science Co. Ltd.	184,500	4,037,221
Noritake Co. Ltd.	41,600	956,601
Noritsu Koki Co. Ltd.	8,300	109,260
Noritz Corp.	27,400	413,624
North Pacific Bank Ltd.	246,900	1,995,079
NPR-RIKEN Corp.	26,100	647,620
NS Solutions Corp.	3,600	90,875
NS United Kaiun Kaisha Ltd.	12,000	787,099

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
NSD Co. Ltd.	19,200	$355,929
NSK Ltd.	428,000	2,949,995
NTN Corp.	903,600	2,106,856
NTT, Inc.	17,027,500	18,359,842
Obara Group, Inc.(2)	7,600	270,671
Obayashi Corp.	624,400	11,646,575
Obic Co. Ltd.	31,300	995,819
Odakyu Electric Railway Co. Ltd.	141,600	1,578,670
Ogaki Kyoritsu Bank Ltd.	25,900	1,328,384
Ohsho Food Service Corp.(2)	3,300	61,115
Oiles Corp.	27,200	498,466
Oisix, Inc.(2)	14,500	154,350
Oita Bank Ltd.	97,700	1,869,737
Oji Holdings Corp.	1,600,700	8,835,302
Okabe Co. Ltd.	5,000	30,079
Okamoto Industries, Inc.	300	12,009
Okamoto Machine Tool Works Ltd.	1,800	53,348
Okasan Securities Group, Inc.	93,600	720,287
Oki Electric Industry Co. Ltd.	537,600	9,606,482
Okinawa Cellular Telephone Co.	52,200	1,357,769
Okinawa Electric Power Co., Inc.	51,200	378,371
Okinawa Financial Group, Inc.	32,800	1,527,416
OKUMA Corp.	16,100	480,622
Okumura Corp.	319,600	11,628,927
Okura Industrial Co. Ltd.	8,800	314,395
Okuwa Co. Ltd.	9,500	47,555
Olympus Corp.(2)	534,800	7,060,348
Omron Corp.	60,900	2,523,285
Ono Pharmaceutical Co. Ltd.	376,400	5,776,975
Onoken Co. Ltd.	1,400	12,698
Open House Group Co. Ltd.	31,400	1,561,583
Open Up Group, Inc.	53,600	692,359
Optex Group Co. Ltd.	51,900	1,057,392
Oracle Corp.	2,200	129,771
Organo Corp.	5,900	475,949
Orient Corp.	52,320	283,372
Oriental Land Co. Ltd.(2)	199,100	3,768,508
Oriental Shiraishi Corp.	80,900	179,942
Orion Breweries Ltd.	18,700	139,588
ORIX Corp., ADR(2)	882,213	34,379,841
Oro Co. Ltd.	900	11,832
Osaka Gas Co. Ltd.	22,200	799,667
Osaka Organic Chemical Industry Ltd.	25,500	716,713
Osaka Steel Co. Ltd.(1)	3,100	53,210
Osaki Electric Co. Ltd.	10,400	100,178
OSG Corp.	70,200	1,623,641
Otsuka Corp.	108,800	2,457,286
Otsuka Holdings Co. Ltd.	153,600	11,779,546
Oyo Corp.	11,800	209,763
Pacific Metals Co. Ltd.	14,000	231,797
Pack Corp.	45,900	441,399
PAL GROUP Holdings Co. Ltd.	68,500	647,889
Pan Pacific International Holdings Corp.	1,035,900	5,229,575

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Panasonic Holdings Corp.	1,199,100	$33,435,970
Park24 Co. Ltd.	181,400	2,274,437
Pasona Group, Inc.	4,200	45,637
PCA Corp.	300	3,146
Pegasus Co. Ltd.	4,300	14,443
Penta-Ocean Construction Co. Ltd.	797,800	7,220,972
Persol Holdings Co. Ltd.	727,300	1,371,352
Pigeon Corp.	122,300	1,619,272
PILLAR Corp.	19,800	1,250,807
Pilot Corp.	103,200	1,358,961
Piolax, Inc.	4,300	46,623
Plus Alpha Consulting Co. Ltd.	18,800	263,568
Pola Orbis Holdings, Inc.	13,900	121,779
Premium Group Co. Ltd.	53,100	698,151
Press Kogyo Co. Ltd.	74,400	468,152
Prestige International, Inc.	80,600	362,218
Prima Meat Packers Ltd.	23,300	357,594
Procrea Holdings, Inc.	71,000	2,053,392
PS Construction Co. Ltd.	16,100	230,318
Qol Holdings Co. Ltd.	3,700	56,264
Quick Co. Ltd.	35,700	193,008
Raito Kogyo Co. Ltd.	67,700	1,620,922
Raiznext Corp.	15,500	297,805
Rakus Co. Ltd.	33,600	244,693
Rakuten Bank Ltd.(1)	1,300	52,039
Rakuten Group, Inc.(1)	96,900	467,847
Rasa Industries Ltd.(2)	41,000	547,613
Recruit Holdings Co. Ltd.	419,100	47,464,596
Relo Group, Inc.	138,200	1,910,351
Renesas Electronics Corp.	302,800	6,332,631
Rengo Co. Ltd.	263,500	2,682,883
RENOVA, Inc.(1)	66,200	377,286
Resona Holdings, Inc.	1,953,256	30,627,637
Resonac Holdings Corp.	143,700	14,065,876
Resorttrust, Inc.	242,400	2,864,608
Restar Corp.	19,800	679,587
Retail Partners Co. Ltd.	16,800	145,926
Ricoh Co. Ltd.	1,499,100	15,853,787
Ricoh Leasing Co. Ltd.	16,500	707,505
Riken Keiki Co. Ltd.	22,000	470,986
Riken Technos Corp.	14,000	227,653
Riken Vitamin Co. Ltd.	23,200	495,418
Rinnai Corp.	43,300	981,735
Rion Co. Ltd.	2,600	53,933
Riso Kyoiku Group Corp.(2)	35,300	46,348
Rohm Co. Ltd.	57,500	1,739,985
Rohto Pharmaceutical Co. Ltd.	7,000	134,115
Roland Corp.	8,000	193,114
Rorze Corp.	109,100	2,738,694
Round One Corp.	234,300	1,973,088
Royal Holdings Co. Ltd.(2)	37,800	325,793
Ryobi Ltd.	25,900	448,761
RYODEN Corp.	8,600	255,637

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ryohin Keikaku Co. Ltd.	458,800	$12,433,890
Ryoyo Ryosan Holdings, Inc.	47,900	974,457
S Foods, Inc.	31,300	571,855
S&B Foods, Inc.	8,300	356,015
Saizeriya Co. Ltd.	18,000	796,397
Sakai Chemical Industry Co. Ltd.	10,500	257,907
Sakai Moving Service Co. Ltd.	31,600	591,415
Sakata INX Corp.	55,400	928,969
Sakata Seed Corp.	18,500	503,102
Sala Corp.	20,800	159,463
Samco, Inc.	2,500	136,141
San Holdings, Inc.	800	6,778
San ju San Financial Group, Inc.	181,100	2,537,626
San-A Co. Ltd.	43,300	912,268
San-Ai Obbli Co. Ltd.	14,600	222,781
Sangetsu Corp.	75,600	1,522,700
San-In Godo Bank Ltd.	119,700	1,970,886
Sanki Engineering Co. Ltd.	77,200	1,165,502
Sanko Gosei Ltd.	2,700	15,420
Sankyo Co. Ltd.	917,500	11,514,204
Sankyu, Inc.	35,300	1,835,809
Sanoh Industrial Co. Ltd.	15,600	76,347
Sanrio Co. Ltd.	598,200	4,825,387
Sansan, Inc.	18,300	265,123
Sansei Technologies, Inc.	1,100	18,912
Sanshin Electronics Co. Ltd.	6,600	138,619
Santec Holdings Corp.(2)	6,300	762,819
Santen Pharmaceutical Co. Ltd.	60,300	708,776
Sanwa Holdings Corp.	435,100	9,878,594
Sanyo Chemical Industries Ltd.	12,200	489,962
Sanyo Denki Co. Ltd.	20,200	694,029
Sanyo Electric Railway Co. Ltd.(2)	2,700	34,466
Sanyo Trading Co. Ltd.	25,600	192,514
Sapporo Breweries Ltd.	25,700	303,496
Sato Corp.	23,600	418,525
Sato Shoji Corp.	2,100	48,191
SBI Holdings, Inc.	830,000	17,147,184
SBS Holdings, Inc.	15,600	509,709
SCREEN Holdings Co. Ltd.	367,500	30,924,308
Scroll Corp.	26,700	302,092
SEC Carbon Ltd.	11,000	183,316
Secom Co. Ltd.	148,300	6,002,532
Sega Sammy Holdings, Inc.	11,600	225,318
Seibu Holdings, Inc.	172,200	3,694,953
Seika Corp.	16,600	329,470
Seikagaku Corp.	7,200	32,349
Seikitokyu Kogyo Co. Ltd.	21,900	204,485
Seiko Electric Co. Ltd.	8,200	115,093
Seiko Epson Corp.	301,900	6,075,545
Seiko Group Corp.	77,300	5,678,342
Seino Holdings Co. Ltd.	60,900	1,058,319
Seiren Co. Ltd.	28,800	628,904
Sekisui Chemical Co. Ltd.	990,900	16,426,171

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Sekisui House Ltd.	114,200	$2,462,380
Sekisui Jushi Corp.	22,800	416,214
Senko Group Holdings Co. Ltd.	80,700	1,129,139
Senshu Electric Co. Ltd.	17,000	777,746
Senshu Ikeda Holdings, Inc.	249,000	1,697,687
Seria Co. Ltd.	8,500	235,193
Seven & i Holdings Co. Ltd.	239,200	3,027,789
Seven Bank Ltd.	313,400	663,567
SG Holdings Co. Ltd.	121,600	1,151,274
Sharingtechnology, Inc.	45,500	459,421
Shibaura Machine Co. Ltd.	137,300	3,850,963
Shibaura Mechatronics Corp.(2)	48,600	1,221,082
Shibusawa Logistics Corp.	8,100	105,880
Shibuya Corp.	4,000	137,871
SHIFT, Inc.	16,100	96,442
Shiga Bank Ltd.	108,100	1,915,948
Shikoku Bank Ltd.	54,200	1,244,321
Shikoku Electric Power Co., Inc.	86,100	1,059,037
Shikoku Kasei Holdings Corp.	1,400	21,048
Shimadzu Corp.	81,600	2,086,698
Shimamura Co. Ltd.	32,500	666,066
Shimano, Inc.	10,100	1,257,533
Shimizu Corp.(2)	760,300	11,309,103
Shin Nippon Air Technologies Co. Ltd.	35,800	713,221
Shinagawa Refra Co. Ltd.	19,700	255,460
Shindengen Electric Manufacturing Co. Ltd.	1,700	33,399
Shin-Etsu Chemical Co. Ltd.	626,600	23,460,297
Shin-Etsu Polymer Co. Ltd.	42,500	593,534
Shinmaywa Industries Ltd.	69,200	854,742
Shinnihon Corp.	4,700	68,933
Shinnihonseiyaku Co. Ltd.	3,200	42,299
Shinsho Corp.	10,300	198,647
Shinwa Co. Ltd.	3,800	73,565
Shionogi & Co. Ltd.	284,100	5,164,465
Ship Healthcare Holdings, Inc.	119,500	1,784,573
Shiseido Co. Ltd.	187,232	4,367,561
Shizuoka Financial Group, Inc.	227,700	5,229,038
Shoei Co. Ltd.	61,100	808,383
Showa Sangyo Co. Ltd.	32,500	763,851
SIGMAXYZ Holdings, Inc.	55,100	195,878
Siix Corp.	37,400	374,194
Simplex Holdings, Inc.	22,600	176,515
Sinfonia Technology Co. Ltd.	17,200	1,335,809
Sinko Industries Ltd.	800	6,300
Sintokogio Ltd.	33,900	253,083
SK-Electronics Co. Ltd.	7,100	144,843
SKY Perfect JSAT Corp.	165,900	2,163,038
Skylark Holdings Co. Ltd.	135,800	2,859,906
SMC Corp.	1,895	830,657
SMS Co. Ltd.	31,900	499,401
Sodick Co. Ltd.	79,200	867,506
SoftBank Corp.	9,724,000	14,403,597
SoftBank Group Corp.	1,868,700	60,199,503

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Softcreate Holdings Corp.	4,000	$55,067
Software Service, Inc.	900	69,747
Sojitz Corp.	351,380	12,263,554
Soken Chemical & Engineering Co. Ltd.	1,000	23,744
Soliton Systems KK	200	3,036
Sompo Holdings, Inc.	720,900	30,714,737
Sony Financial Group, Inc., ADR	338,004	1,649,460
Sony Group Corp., ADR(2)	1,261,661	30,986,394
Sotetsu Holdings, Inc.	9,900	162,980
Sparx Group Co. Ltd.	9,540	155,796
S-Pool, Inc.	15,200	27,373
Square Enix Holdings Co. Ltd.	29,500	545,581
SRA Holdings	1,000	31,194
SRS Holdings Co. Ltd.(2)	11,800	117,895
St. Marc Holdings Co. Ltd.	4,600	73,108
Stanley Electric Co. Ltd.	107,200	2,426,121
Starts Corp., Inc.	28,800	851,253
Starzen Co. Ltd.	44,700	448,072
Stella Chemifa Corp.	9,400	316,766
Strike Group Co. Ltd.	31,900	290,775
Studio Alice Co. Ltd.(2)	2,000	23,753
Subaru Corp.	815,500	13,520,810
Sugi Holdings Co. Ltd.	247,800	2,048,257
SUMCO Corp.	1,222,800	25,722,518
Sumida Corp.	31,200	236,237
Sumitomo Bakelite Co. Ltd.	22,400	1,043,686
Sumitomo Chemical Co. Ltd.	3,858,700	13,734,308
Sumitomo Corp.	1,536,900	17,156,297
Sumitomo Electric Industries Ltd.	2,933,700	40,625,840
Sumitomo Forestry Co. Ltd.	122,400	1,029,073
Sumitomo Heavy Industries Ltd.	94,400	3,382,283
Sumitomo Metal Mining Co. Ltd.	54,700	3,773,720
Sumitomo Mitsui Financial Group, Inc., ADR(2)	2,775,318	71,714,217
Sumitomo Mitsui Trust Group, Inc.	2,305,200	25,519,188
Sumitomo Osaka Cement Co. Ltd.	375,600	13,349,005
Sumitomo Realty & Development Co. Ltd.	103,500	2,146,851
Sumitomo Rubber Industries Ltd.	145,800	2,037,559
Sumitomo Seika Chemicals Co. Ltd.	27,000	256,488
Sumitomo Warehouse Co. Ltd.	36,500	963,612
Sundrug Co. Ltd.	59,600	1,392,911
Suntory Beverage & Food Ltd.	112,000	3,155,925
Sun-Wa Technos Corp.	4,000	106,256
SUNWELS Co. Ltd.(1)(2)	6,000	4,351
Suruga Bank Ltd.	80,100	1,487,876
Suzuken Co. Ltd.	14,800	476,636
Suzuki Co. Ltd.	4,800	93,289
Suzuki Motor Corp.	1,635,100	22,636,861
SWCC Corp.	28,600	2,648,651
Sysmex Corp.	392,200	4,827,445
Systena Corp.	243,000	697,288
Syuppin Co. Ltd.	11,400	85,401
T Hasegawa Co. Ltd.	14,000	293,774
T RAD Co. Ltd.	26,900	265,251

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
T&D Holdings, Inc.	377,800	$11,464,012
Tachibana Eletech Co. Ltd.	15,700	396,519
Tachi-S Co. Ltd.	39,200	578,522
Tadano Ltd.	93,800	810,354
Taiheiyo Cement Corp.	446,600	11,801,598
Taikisha Ltd.	15,100	371,113
Taisei Corp.	193,500	15,150,876
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,794
Taiyo Holdings Co. Ltd.	47,700	1,408,874
Taiyo Yuden Co. Ltd.	44,000	2,500,392
Takamatsu Construction Group Co. Ltd.	5,600	148,036
Takaoka Toko Co. Ltd.	16,100	712,905
Takara & Co. Ltd.	4,100	111,062
Takara Standard Co. Ltd.	95,200	1,887,096
Takasago International Corp.	63,400	534,632
Takasago Thermal Engineering Co. Ltd.	15,700	422,839
Takashimaya Co. Ltd.	829,900	12,156,446
Takeda Pharmaceutical Co. Ltd., ADR	553,008	9,943,084
Takeuchi Manufacturing Co. Ltd.	9,600	456,052
Taki Chemical Co. Ltd.	3,700	137,464
Takuma Co. Ltd.	14,800	278,777
Tama Home Co. Ltd.	200	3,609
Tamron Co. Ltd.	241,200	2,083,930
Tamura Corp.	30,400	159,215
Tayca Corp.	200	3,031
Tazmo Co. Ltd.	10,800	235,580
TBS Holdings, Inc.	16,200	609,284
TDC Soft, Inc.	2,800	18,375
TDK Corp.	1,862,400	35,662,656
TechMatrix Corp.	48,400	747,278
Techno Ryowa Ltd.	10,100	436,008
Technoflex Corp.	9,600	237,072
Teijin Ltd.	1,350,900	14,807,134
Teikoku Corp.	6,400	137,543
Teikoku Sen-I Co. Ltd.	3,400	68,877
Tekken Corp.	11,600	329,111
Tekscend Photomask Corp.	14,100	329,214
Tera Probe, Inc.	2,900	203,305
Terasaki Electric Co. Ltd.	2,700	71,208
Terumo Corp.	346,900	5,466,823
Tess Holdings Co. Ltd.	103,400	417,036
THK Co. Ltd.	134,100	5,522,874
Timee, Inc.(1)(2)	49,400	548,574
TISI, Inc.	403,100	10,006,372
TKC Corp.	14,400	373,004
TKP Corp.(1)	8,000	94,493
Toa Corp.	22,900	249,873
Toa Corp.	153,400	2,020,045
Toagosei Co. Ltd.	136,300	1,594,993
TOBISHIMA HOLDINGS, Inc.	19,500	264,775
Tobu Railway Co. Ltd.	145,500	2,736,936
TOC Co. Ltd.	600	3,879
Tocalo Co. Ltd.	106,500	1,835,869

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Tochigi Bank Ltd.	138,400	$940,228
Toda Corp.	160,900	1,540,245
Toenec Corp.	49,000	668,584
Toho Bank Ltd.	358,200	2,213,639
Toho Co. Ltd.	28,700	284,006
Toho Co. Ltd.	45,000	401,086
Toho Holdings Co. Ltd.	6,400	158,109
Tohoku Electric Power Co., Inc.	650,400	5,405,261
Tokai Carbon Co. Ltd.	114,300	1,290,402
Tokai Corp.	800	12,729
TOKAI Holdings Corp.	151,700	1,241,942
Tokai Rika Co. Ltd.	71,400	1,414,671
Tokai Tokyo Financial Holdings, Inc.	343,700	1,972,507
Token Corp.	2,800	241,709
Tokio Marine Holdings, Inc.	927,600	44,539,941
Tokushu Tokai Paper Co. Ltd.	300	4,125
Tokuyama Corp.	5,200	130,378
Tokyo Century Corp.	51,200	861,292
Tokyo Electric Power Co. Holdings, Inc.(1)	2,340,800	7,859,618
Tokyo Electron Device Ltd.	123,200	3,286,158
Tokyo Electron Ltd.	69,900	24,465,104
Tokyo Energy & Systems, Inc.	7,700	98,636
Tokyo Gas Co. Ltd.	149,900	5,795,866
Tokyo Kiraboshi Financial Group, Inc.	1,086,200	11,781,374
Tokyo Metro Co. Ltd.	21,500	198,031
Tokyo Ohka Kogyo Co. Ltd.	92,900	4,946,518
Tokyo Steel Manufacturing Co. Ltd.	38,900	419,022
Tokyo Tatemono Co. Ltd.	103,900	2,234,394
Tokyo Tekko Co. Ltd.	21,300	274,202
Tokyotokeiba Co. Ltd.	11,600	366,439
Tokyu Construction Co. Ltd.	90,700	669,572
Tokyu Corp.	112,300	1,167,232
Tokyu Fudosan Holdings Corp.	836,100	6,938,947
Toli Corp.	24,300	108,491
Tomoe Corp.	700	8,690
Tomoe Engineering Co. Ltd.	3,200	41,093
Tomoku Co. Ltd.	4,000	111,270
TOMONY Holdings, Inc.	282,700	1,977,471
Tomy Co. Ltd.	189,600	4,442,339
TOPPAN Holdings, Inc.	114,500	3,630,144
Topre Corp.	51,800	1,087,699
Topy Industries Ltd.	18,800	362,853
Toray Industries, Inc.	1,569,400	12,588,373
Toridoll Holdings Corp.(2)	340,200	9,288,448
Torishima Pump Manufacturing Co. Ltd.	16,100	300,425
Toshiba TEC Corp.	35,800	705,708
Tosoh Corp.	188,200	3,126,948
Totech Corp.	100,300	2,403,979
Totetsu Kogyo Co. Ltd.	8,400	208,948
TOTO Ltd.	160,000	6,375,712
Towa Bank Ltd.	31,000	282,876
Towa Pharmaceutical Co. Ltd.	46,000	1,120,098
Toyo Gosei Co. Ltd.	900	62,992

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Toyo Kanetsu KK	10,000	$154,992
Toyo Securities Co. Ltd.	78,500	366,914
Toyo Seikan Group Holdings Ltd.	212,800	5,985,488
Toyo Suisan Kaisha Ltd.	139,000	9,112,946
Toyo Tanso Co. Ltd.(2)	12,600	535,255
Toyo Tire Corp.	374,800	8,778,898
Toyobo Co. Ltd.	153,600	1,599,976
Toyoda Gosei Co. Ltd.	320,600	10,976,381
Toyota Boshoku Corp.	118,100	1,676,945
Toyota Motor Corp., ADR(2)	440,516	86,579,015
Toyota Tsusho Corp.	377,700	17,530,715
TPR Co. Ltd.	30,300	305,148
Traders Holdings Co. Ltd.	15,200	131,750
Transaction Co. Ltd.	44,000	326,024
Transcosmos, Inc.	20,400	474,538
TRE Holdings Corp.	54,196	649,805
Trend Micro, Inc.	427,600	16,049,624
Trial Holdings, Inc.	28,700	721,011
Trusco Nakayama Corp.	53,000	803,529
TS Tech Co. Ltd.	58,500	674,895
Tsubakimoto Chain Co.	578,300	9,795,716
Tsugami Corp.	66,900	2,205,469
Tsukishima Holdings Co. Ltd.	18,300	322,051
Tsukuba Bank Ltd.	61,900	291,808
Tsumura & Co.	39,600	937,690
Tsuruha Holdings, Inc.	39,515	571,309
Tsurumi Manufacturing Co. Ltd.	5,600	91,040
Tsuzuki Denki Co. Ltd.	4,900	131,004
TV Asahi Holdings Corp.	31,500	617,826
Tv Tokyo Holdings Corp.	6,400	139,039
UACJ Corp.	73,200	1,066,815
UBE Corp.	64,500	1,435,118
Uchida Yoko Co. Ltd.	53,500	783,441
Umios Corp.	890,300	7,214,302
U-Next Holdings Co. Ltd.	30,000	325,304
Unicharm Corp.	476,200	2,975,015
Unipres Corp.	16,500	137,984
UNISOL Holdings Corp.	34,300	581,059
United Arrows Ltd.	9,100	140,588
United Super Markets Holdings, Inc.	61,100	311,647
Unitika Ltd.(1)	63,600	660,922
Universal Entertainment Corp.(1)(2)	8,000	37,029
Ushio, Inc.	3,400	82,143
USS Co. Ltd.	805,700	10,047,914
UT Group Co. Ltd.	611,100	912,094
Valor Holdings Co. Ltd.	96,900	1,984,883
Vector, Inc.	68,400	934,928
Vertex Corp.	8,400	62,207
Vision, Inc.	65,800	437,345
Visional, Inc.(1)	7,700	458,336
Vital KSK Holdings, Inc.	58,300	605,411
VT Holdings Co. Ltd.	33,400	112,338
Wacom Co. Ltd.	190,500	991,239

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Wakita & Co. Ltd.	39,300	$474,259
Warabeya Nichiyo Holdings Co. Ltd.	20,500	359,200
WATAMI Co. Ltd.	1,600	9,745
WDB Holdings Co. Ltd.	800	9,244
West Holdings Corp.	36,500	596,990
West Japan Railway Co.(2)	241,200	4,549,439
Will Group, Inc.	200	1,507
World Co. Ltd.	98,500	1,001,898
World Holdings Co. Ltd.	800	14,459
Xebio Holdings Co. Ltd.	6,900	50,084
Yahagi Construction Co. Ltd.	13,600	188,957
Yakult Honsha Co. Ltd.(2)	93,000	1,648,254
YAKUODO Holdings Co. Ltd.	500	5,196
YAMABIKO Corp.	24,900	684,526
Yamada Holdings Co. Ltd.	401,800	1,800,285
Yamae Group Holdings Co. Ltd.	5,900	105,520
Yamagata Bank Ltd.	29,800	850,134
Yamaguchi Financial Group, Inc.	129,900	2,622,873
Yamaha Corp.	273,700	2,289,651
Yamaha Motor Co. Ltd.	1,287,200	15,334,316
Yamaichi Electronics Co. Ltd.	107,900	5,401,701
Yamami Co.	4,000	151,608
Yamanashi Chuo Bank Ltd.	49,700	2,281,884
Yamatane Corp.(2)	10,900	141,655
Yamato Holdings Co. Ltd.	54,000	658,300
Yamato Kogyo Co. Ltd.	13,700	1,068,700
Yamazaki Baking Co. Ltd.	98,800	2,290,142
Yamazen Corp.	58,700	717,136
Yashima Denki Co. Ltd.	25,600	497,933
Yaskawa Electric Corp.	124,900	3,702,235
Yellow Hat Ltd.	18,600	205,154
Yodoko Ltd.	15,400	137,364
Yokogawa Bridge Holdings Corp.	42,300	783,771
Yokogawa Electric Corp.	150,800	4,794,412
Yokohama Financial Group, Inc.	1,092,900	13,265,722
Yokohama Rubber Co. Ltd.	212,200	9,794,721
Yokorei Co. Ltd.	76,000	1,044,978
Yokowo Co. Ltd.	10,900	272,210
Yondenko Corp.	6,000	84,310
Yonex Co. Ltd.(2)	30,400	527,711
Yoshinoya Holdings Co. Ltd.	38,100	911,385
Yossix Holdings Co. Ltd.	1,100	22,734
Yotai Refractories Co. Ltd.	100	1,121
Yuasa Co. Ltd.	223,500	9,002,151
Yurtec Corp.	8,800	140,714
Zacros Corp.	69,000	556,868
Zenkoku Hosho Co. Ltd.	54,600	1,096,703
Zenrin Co. Ltd.	18,300	107,110
Zensho Holdings Co. Ltd.	36,367	2,679,432
Zeon Corp.	204,600	3,205,061
ZERIA Pharmaceutical Co. Ltd.	42,300	534,900
ZIGExN Co. Ltd.(2)	11,900	34,443
ZOZO, Inc.	58,400	420,419

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Zuken, Inc.	6,300	$202,426
		4,249,878,760
Netherlands — 4.5%
Aalberts NV	254,341	12,962,657
ABN AMRO Bank NV, CVA	818,895	39,708,369
Adyen NV(1)	5,171	6,263,444
Aegon Ltd.	1,391,882	12,721,801
AerCap Holdings NV	275,507	40,207,492
Akzo Nobel NV(2)	137,515	9,838,734
Alfen NV(1)(2)	69,588	928,142
Allfunds Group PLC	251,184	2,586,354
AMG Critical Materials NV	95,934	3,629,829
Arcadis NV	20,641	1,069,738
ASM International NV	40,502	38,090,727
ASML Holding NV, NY Shares	148,488	251,837,133
ASR Nederland NV	344,182	29,004,165
Basic-Fit NV(1)	199,377	7,762,041
BE Semiconductor Industries NV	43,355	9,871,073
Brunel International NV	15,425	136,200
Coca-Cola Europacific Partners PLC	176,827	19,100,853
Constellium SE(1)	349,439	9,235,673
Corbion NV	118,330	2,776,923
CSG NV(1)(2)	22,213	467,710
CVC Capital Partners PLC(2)	128,596	2,162,543
DSM-Firmenich AG	232,823	25,858,528
Ferrari Group PLC	20,427	189,123
Flow Traders Ltd.(1)	10,254	348,467
ForFarmers NV	90,758	608,499
Fugro NV	241,095	2,507,178
Heineken Holding NV	6,855	543,678
Heineken NV	117,901	9,954,007
ING Groep NV, ADR	2,462,531	86,976,595
InPost SA(1)	469,630	8,496,715
Kendrion NV	3,040	69,239
Koninklijke Ahold Delhaize NV	1,306,327	46,481,981
Koninklijke BAM Groep NV	812,614	10,972,690
Koninklijke Heijmans NV, CVA	89,750	9,230,318
Koninklijke KPN NV	7,979,068	38,307,467
Koninklijke Philips NV, NY Shares(2)	287,129	7,629,017
Koninklijke Vopak NV	229,846	12,832,202
Magnum Ice Cream Co. NV(1)	83,880	1,712,830
Nebius Group NV(1)(2)	46,721	9,639,477
Nedap NV	3,810	408,273
NN Group NV	464,370	41,982,865
OCI NV(1)	131,183	620,094
PostNL NV(2)	661,817	693,129
Prosus NV(1)	42,863	1,909,383
Randstad NV(2)	17,742	833,840
SBM Offshore NV	235,410	9,630,292
SIF Holding NV(1)	702	3,093
Sligro Food Group NV	70,002	857,903
TKH Group NV, CVA	56,307	3,384,150
Universal Music Group NV	489,971	8,326,833

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Van Lanschot Kempen NV, CVA	14,248	$1,102,139
Wolters Kluwer NV	138,208	11,369,805
		853,841,411
New Zealand — 0.2%
Air New Zealand Ltd.	770,745	177,996
Auckland International Airport Ltd.	1,055,345	5,527,421
Channel Infrastructure NZ Ltd.	87,886	175,704
Chorus Ltd.	356,402	1,870,949
Contact Energy Ltd.	955,100	4,947,248
EBOS Group Ltd.	34,484	430,263
Eroad Ltd.(1)	29,932	17,367
Fisher & Paykel Healthcare Corp. Ltd.	172,783	4,538,601
Fletcher Building Ltd.(1)	623,459	1,468,772
Freightways Group Ltd.	85,994	666,882
Genesis Energy Ltd.	54,645	85,684
Hallenstein Glasson Holdings Ltd.	249	1,761
Infratil Ltd.	191,577	1,635,405
KMD Brands Ltd.(1)	3,794	3,797
Mercury NZ Ltd.	298,038	1,181,524
Meridian Energy Ltd.	464,409	1,519,568
NZX Ltd.	4,193	3,573
Oceania Healthcare Ltd.(1)	83,326	38,453
Ryman Healthcare Ltd.(1)(2)	869,404	1,080,800
Skellerup Holdings Ltd.	81,528	361,765
SKYCITY Entertainment Group Ltd.(1)	281,947	112,574
Spark New Zealand Ltd.	6,640,895	8,408,387
TOWER Ltd.	34,077	37,726
Vista Group International Ltd.(1)	6	10
		34,292,230
Norway — 0.8%
2020 Bulkers Ltd.	13,747	6,112
ABG Sundal Collier Holding ASA	4,553	3,596
Aker ASA, A Shares	4,048	682,651
Aker BP ASA	33,734	1,294,358
Aker Solutions ASA	192,169	891,050
Austevoll Seafood ASA	34,317	325,520
Axactor ASA(1)	598	333
B2 Impact ASA	131,918	371,980
Bakkafrost P	2,954	143,872
Bluenord ASA(1)	14,847	878,514
Bonheur ASA	3,589	98,199
Borregaard ASA	5,634	95,639
BW LPG Ltd.	58,890	1,427,685
BW Offshore Ltd.	68,778	303,045
Cadeler AS(1)	48,180	301,866
DNB Bank ASA	448,303	15,267,868
DNO ASA	231,384	446,489
DOF Group ASA	95,660	1,363,154
Elmera Group ASA	13,316	64,867
Entra ASA	8,571	96,667
Equinor ASA, ADR	510,284	21,840,155
Europris ASA	58,549	552,339
Frontline PLC	122,544	5,364,976

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Gjensidige Forsikring ASA	31,911	$966,732
Grieg Seafood ASA	38,250	118,670
Himalaya Shipping Ltd.(1)	31,090	523,246
Hoegh Autoliners ASA	69,281	1,274,548
Kid ASA	15,994	210,613
Kitron ASA	120,966	1,191,829
Klaveness Combination Carriers ASA	2,908	33,811
Kongsberg Automotive ASA(1)	89,738	19,289
Kongsberg Gruppen ASA	275,217	9,328,653
Kongsberg Maritime AS(1)	251,245	1,543,917
Leroy Seafood Group ASA	14,754	71,670
Mowi ASA	75,632	1,661,227
MPC Container Ships ASA	690,686	1,972,283
NEL ASA(1)	459,476	102,184
Norbit ASA	9,777	173,550
Norsk Hydro ASA	1,238,753	12,506,484
Norske Skog ASA(1)	1,618	8,519
Norwegian Air Shuttle ASA	525,064	725,508
Odfjell Drilling Ltd.	15,335	155,029
Odfjell SE, Class A	4,636	57,143
Odfjell Technology Ltd.	2,866	18,124
Orkla ASA	109,040	1,112,213
Pareto Bank ASA	2,473	15,571
Petronor E&P ASA(1)	898	1,120
Protector Forsikring ASA	17,787	908,208
Salmar ASA	6,484	394,699
SATS ASA(1)	103,341	497,063
Scatec ASA(1)	128,750	1,328,498
Solstad Maritime ASA	194	599
SpareBank 1 Nord Norge	383,968	6,999,164
Sparebank 1 Oestlandet	22,720	484,577
SpareBank 1 SMN	277,249	6,282,138
SpareBank 1 Sor-Norge ASA	46,904	1,123,383
Sparebanken Norge	6,101	133,288
Stolt-Nielsen Ltd.	14,336	505,260
Storebrand ASA	912,037	19,981,911
Subsea 7 SA	480,497	17,735,061
Telenor ASA	128,714	1,886,367
TGS ASA	406,901	5,929,458
Var Energi ASA	221,724	1,182,803
Veidekke ASA	1,460	32,785
Vend Marketplaces ASA, B Shares	84,900	2,351,661
Wallenius Wilhelmsen ASA	83,683	1,457,049
Wilh Wilhelmsen Holding ASA, Class A	1,606	140,402
Yara International ASA	47,371	2,321,840
Zaptec ASA	28,759	156,218
		157,445,300
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	3,491,834	4,535,382
CTT-Correios de Portugal SA	22,989	174,915
EDP Renewables SA(2)	66,545	1,055,398
EDP SA	1,927,080	10,464,841
Galp Energia SGPS SA	622,880	15,588,884

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Jeronimo Martins SGPS SA	65,971	$1,377,557
Mota-Engil SGPS SA(2)	12,225	67,408
Navigator Co. SA	102,053	384,554
NOS SGPS SA	38,483	224,660
REN - Redes Energeticas Nacionais SGPS SA	507,668	2,066,094
Semapa-Sociedade de Investimento e Gestao	7,341	180,678
Sonae SGPS SA	231,142	537,716
Teixeira Duarte SA(1)(2)	368,081	203,199
		36,861,286
Singapore — 1.7%
AEM Holdings Ltd.	720,200	5,026,229
Bumitama Agri Ltd.	218,000	378,569
Capitaland India Trust	625,489	479,456
CapitaLand Investment Ltd.(2)	1,350,200	2,809,791
Centurion Corp. Ltd.(2)	295,300	369,515
China Aviation Oil Singapore Corp. Ltd.	544,200	624,072
City Developments Ltd.	318,000	2,079,497
CNMC Goldmine Holdings Ltd.(2)	597,200	642,172
ComfortDelGro Corp. Ltd.(2)	7,599,200	7,703,141
CSE Global Ltd.	4,214	3,939
DBS Group Holdings Ltd.	939,623	57,139,845
Delfi Ltd.	35,700	21,883
Far East Orchard Ltd.	10,200	8,578
First Resources Ltd.	749,700	2,693,865
Food Empire Holdings Ltd.(2)	285,339	517,475
Frencken Group Ltd.	1,011,600	1,861,331
Geo Energy Resources Ltd.(2)	1,502,200	643,426
Golden Agri-Resources Ltd.	7,034,200	1,741,378
Grab Holdings Ltd., Class A(1)	377,180	1,335,217
GuocoLand Ltd.	16,800	29,195
Hafnia Ltd.	627,945	5,315,059
Haw Par Corp. Ltd.	23,500	271,338
Hong Fok Corp. Ltd.	75,300	51,463
Hong Leong Asia Ltd.	224,200	517,350
Hour Glass Ltd.	52,500	115,695
Hutchison Port Holdings Trust, U Shares	5,632,600	1,154,492
iFAST Corp. Ltd.	26,000	181,473
Indofood Agri Resources Ltd.	80,500	21,860
ISDN Holdings Ltd.	26,800	14,538
Jardine Cycle & Carriage Ltd.(2)	37,400	795,308
Keppel Infrastructure Trust	5,469,265	2,236,956
Keppel Ltd.(2)	1,894,300	17,251,526
LHN Ltd.	263,200	113,758
Marco Polo Marine Ltd.(2)	2,946,000	305,623
Mewah International, Inc.	26,100	5,547
Micro-Mechanics Holdings Ltd.	49,300	106,648
Netlink NBN Trust	464,900	356,607
Olam Group Ltd.	558,500	461,220
OUE Ltd.	21,900	16,892
Oversea-Chinese Banking Corp. Ltd.	2,140,131	52,962,206
Oxley Holdings Ltd.(1)	19,100	1,066
Pan-United Corp. Ltd.	69,200	85,291
PC Partner Group Ltd.	28,200	62,817

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Propnex Ltd.(2)	181,100	$254,877
QAF Ltd.	19,700	15,106
Rex International Holding Ltd.(1)(2)	1,652,200	81,816
Riverstone Holdings Ltd.(2)	654,900	409,614
Samudera Shipping Line Ltd.	334,300	241,893
SATS Ltd.	498,898	1,536,831
Sea Ltd., ADR(1)	50,189	5,695,448
Seatrium Ltd.(2)	292,968	494,974
Sembcorp Industries Ltd.(2)	268,500	1,248,565
Sheng Siong Group Ltd.	1,778,600	4,501,923
Sing Investments & Finance Ltd.	1,500	1,851
Singapore Airlines Ltd.	1,489,150	7,948,851
Singapore Exchange Ltd.	1,173,900	23,498,979
Singapore Technologies Engineering Ltd.	1,693,900	14,341,856
Singapore Telecommunications Ltd.	3,296,500	11,754,664
Stamford Land Corp. Ltd.	18,400	6,723
StarHub Ltd.(2)	257,400	228,792
Straits Trading Co. Ltd.	3,700	4,686
Super Hi International Holding Ltd.(1)(2)	67,000	87,431
Tuan Sing Holdings Ltd.	138,819	31,078
United Overseas Bank Ltd.	980,000	31,940,979
UOL Group Ltd.	1,545,400	11,015,438
Venture Corp. Ltd.	88,200	1,172,190
Wee Hur Holdings Ltd.(2)	893,700	459,679
Wilmar International Ltd.	1,694,400	5,102,821
Wing Tai Holdings Ltd.	5,400	6,625
Yangzijiang Financial Holding Ltd.(1)	2,635,700	413,907
Yangzijiang Maritime Development Ltd.	3,459,700	1,590,749
Yangzijiang Shipbuilding Holdings Ltd.	6,270,400	23,819,588
Yanlord Land Group Ltd.(2)	1,307,700	580,147
Yoma Strategic Holdings Ltd.(1)	478,000	29,295
		317,030,683
South Africa — 0.0%
Valterra Platinum Ltd.	33,069	2,912,703
Spain — 3.2%
Acciona SA	44,441	10,786,921
Acerinox SA	578,979	12,029,494
ACS Actividades de Construccion y Servicios SA	155,871	18,442,714
Aena SME SA	729,252	22,353,291
Almirall SA	15,281	183,171
Amadeus IT Group SA	63,767	4,321,144
Atresmedia Corp. de Medios de Comunicacion SA	28,283	169,075
Audax Renovables SA(2)	28,268	39,812
Banco Bilbao Vizcaya Argentaria SA, ADR	4,083,968	118,271,713
Banco de Sabadell SA	6,830,424	28,752,801
Banco Santander SA, ADR	5,448,578	79,331,296
Bankinter SA	813,116	15,696,398
CaixaBank SA	1,249,585	19,053,486
Cellnex Telecom SA	171,871	5,271,170
CIE Automotive SA	7,394	215,598
Construcciones y Auxiliar de Ferrocarriles SA	19,587	1,615,335
Distribuidora Internacional de Alimentacion SA(1)(2)	16,551	729,944
Ebro Foods SA	6,389	135,650

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
eDreams ODIGEO SA(1)(2)	33,192	$214,339
Elecnor SA	58,286	2,118,952
Enagas SA	513,856	10,055,807
Ence Energia y Celulosa SA(1)(2)	25,400	74,840
Endesa SA	512,699	25,032,576
Faes Farma SA	54,989	287,886
Ferrovial NV	265,433	15,525,453
Gestamp Automocion SA	263,414	910,363
Grifols SA(2)	25,334	288,451
Grupo Empresarial San Jose SA	11,164	99,943
Iberdrola SA	2,573,351	59,912,217
Industria de Diseno Textil SA	433,751	29,157,314
International Consolidated Airlines Group SA	1,341,102	7,782,147
Laboratorios Farmaceuticos Rovi SA	37,647	2,646,767
Logista Integral SA	59,488	2,491,803
Mapfre SA	1,402,663	7,268,383
Melia Hotels International SA	186,991	2,171,177
Metrovacesa SA	5,539	68,222
Naturgy Energy Group SA	81,512	2,786,602
Neinor Homes SA	11,637	209,565
Obrascon Huarte Lain SA(1)	1,801,044	823,629
Pharma Mar SA	12,501	1,180,886
Prosegur Cia de Seguridad SA	79,790	267,134
Redeia Corp. SA	382,173	6,773,736
Repsol SA	2,072,240	66,093,232
Sacyr SA	713,288	3,508,030
Solaria Energia y Medio Ambiente SA(1)	15,661	307,816
Tecnicas Reunidas SA(1)	105,305	3,224,644
Telefonica SA	1,340,510	5,668,189
Tubacex SA	18,790	61,932
Unicaja Banco SA	1,107,598	4,533,362
Vidrala SA(2)	11,099	1,157,033
Viscofan SA	103,058	6,848,358
		606,949,801
Sweden — 3.2%
AAK AB(2)	92,617	1,920,599
AcadeMedia AB	87,199	923,228
AddLife AB, B Shares	17,095	298,718
AddTech AB, B Shares	238,541	8,401,563
Alfa Laval AB	158,161	9,467,509
Alleima AB	443,186	5,653,567
Alligo AB, Class B	4,297	60,629
Altra Fastigheter AB	174,716	1,369,530
Ambea AB	109,614	1,963,960
AQ Group AB	94,194	2,126,492
Arjo AB, B Shares	219,001	641,181
Asmodee Group AB, Class B(1)	75,931	1,221,347
Assa Abloy AB, Class B	219,980	8,185,993
Atlas Copco AB, A Shares	790,805	16,972,200
Atlas Copco AB, B Shares	720,733	13,393,140
Atrium Ljungberg AB, B Shares	222,468	581,891
Attendo AB	190,193	2,370,434
Avanza Bank Holding AB	547,658	22,944,032

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Avarda Bank AB	18,655	$406,039
Axfood AB	409,856	10,444,107
Beijer Ref AB	125,299	1,809,998
BICO Group AB(1)	17,241	39,279
Bilia AB, A Shares	114,751	1,752,868
Billerud AB	1,049,912	8,777,243
BioArctic AB(2)	20,022	663,994
BioGaia AB, B Shares	117,969	1,410,644
Bjorn Borg AB	175	1,044
Boliden AB	417,253	24,545,475
Bonava AB, B Shares(1)	54,712	58,078
Boozt AB(1)(2)	118,552	1,854,782
Bufab AB	89,255	1,244,767
Bulten AB(1)	2,940	19,874
Bure Equity AB	31,730	1,040,889
Byggmax Group AB	56,813	303,255
Camurus AB(1)(2)	9,330	568,073
Cantargia AB(1)(2)	828,224	158,027
Castellum AB	734,056	10,028,761
Catena AB	25,659	1,015,401
Cibus Real Estate AB publ	60,389	884,897
Clas Ohlson AB, B Shares	219,237	10,558,878
Cloetta AB, B Shares	189,692	1,132,673
Coffee Stain Group AB, Class B(1)	151,765	299,474
Coor Service Management Holding AB	79,276	415,070
Corem Property Group AB, B Shares	1,348,842	347,786
Dios Fastigheter AB	163,589	1,095,533
Dynavox Group AB(2)	131,650	1,026,335
Elanders AB, B Shares	1,867	10,224
Electrolux AB, B Shares(1)(2)	484,473	1,412,007
Electrolux Professional AB, B Shares	68,182	347,325
Embracer Group AB(1)	192,209	1,436,869
Enad Global 7 AB(1)	27,915	45,346
Eolus AB, B Shares	914	4,470
Epiroc AB, A Shares	468,777	12,917,080
Epiroc AB, B Shares	93,803	2,196,739
EQT AB	166,753	5,774,847
Essity AB, B Shares	465,614	13,603,048
Evolution AB(1)	4,085	354,093
Fabege AB	123,142	919,544
Fastighets AB Balder, B Shares(1)	548,712	3,008,032
Fastighetsbolaget Emilshus AB, Class B(1)	173	942
G5 Entertainment AB	429	2,678
Getinge AB, B Shares	134,814	3,421,970
GomSpace Group AB(1)(2)	79,893	95,071
Granges AB	280,968	5,284,472
Gruvaktiebolaget Viscaria(1)	428,352	1,045,828
H & M Hennes & Mauritz AB, B Shares	697,169	12,736,182
Hacksaw AB(2)	51,569	426,161
Hanza AB	5,009	75,499
Heba Fastighets AB, Class B	23,171	59,634
Hemnet Group AB	23,275	232,459
Hexagon AB, B Shares	222,597	2,319,255

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Hexatronic Group AB(1)	275,288	$1,152,998
Hexpol AB	17,498	176,356
HMS Networks AB	5,160	279,814
Hoist Finance AB	66,282	1,511,029
Holmen AB, B Shares	31,741	1,084,280
Hufvudstaden AB, A Shares	85,851	1,052,068
Humble Group AB(1)	36,065	21,126
Husqvarna AB, B Shares	344,663	1,369,652
Industrivarden AB, A Shares	44,161	2,499,495
Indutrade AB	230,818	6,062,703
Instalco AB	642	2,536
Intea Fastigheter AB	72,383	550,109
Investment AB Latour, B Shares(2)	36,731	771,394
Inwido AB	6,499	119,220
JM AB(2)	512,932	6,944,077
Kabe Group AB, Class B	216	5,213
Klarna Group PLC(1)(2)	73,547	1,080,405
Kopparbergs Bryggeri AB, B Shares	1,831	22,648
Lagercrantz Group AB, B Shares	65,196	1,527,616
Lifco AB, B Shares	55,841	1,843,867
Lime Technologies AB	677	18,209
Logistea AB, Class B	245,676	335,573
Loomis AB	311,191	17,571,224
Medcap AB(1)	12,637	739,323
Medicover AB, B Shares	29,735	751,750
MEKO AB	24,341	188,139
Millicom International Cellular SA	159,582	14,962,408
MIPS AB	11,342	441,887
Momentum Group AB	643	9,657
Munters Group AB	80,826	1,413,273
Mycronic AB	356,620	12,133,181
NCAB Group AB	20,314	167,454
NCC AB, B Shares	338,441	6,346,650
Nelly Group AB(1)	16,207	61,270
Neobo Fastigheter AB(1)	137,429	277,448
Net Insight AB, B Shares(1)	69,092	21,562
New Wave Group AB, B Shares	77,655	708,870
Nibe Industrier AB, B Shares	745,934	3,317,819
NOBA Bank Group AB	5,082	45,717
Nobia AB(1)	14,977	23,766
Nolato AB, B Shares	183,101	1,015,460
Nordnet AB publ	89,749	3,372,812
Norion Bank AB(1)	71,539	500,508
NP3 Fastigheter AB	37,845	997,107
Octave Intelligence PLC, SDR(1)(2)	31,791	633,778
Orron Energy AB(1)	71,093	55,704
Ovzon AB(1)	85,599	347,361
Pandox AB	141,768	2,505,722
Paradox Interactive AB	30,751	462,652
Peab AB, Class B	569,925	5,841,890
Platzer Fastigheter Holding AB, B Shares	81,474	607,823
Plejd AB(1)	1,103	113,091
Profoto Holding AB(1)	290	242

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Ratos AB, B Shares	96,290	$381,800
RaySearch Laboratories AB	96,704	1,818,029
Rusta AB	48,621	411,765
Rvrc Holding AB	180,727	1,045,859
Saab AB, Class B	346,909	22,925,077
Sagax AB, B Shares	3,456	59,610
Sagax AB, D Shares	2,138	7,414
Samhallsbyggnadsbolaget i Norden AB(1)(2)	469,048	147,713
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	47,848	29,580
Sandvik AB	450,740	18,059,816
Saniona AB(1)	433,409	515,272
Scandi Standard AB	22,815	342,677
Scandic Hotels Group AB	843,166	7,881,666
Sdiptech AB, Class B(1)	15,597	424,292
Sectra AB, B Shares	50,801	1,561,148
Securitas AB, B Shares	178,656	2,830,135
Sinch AB(1)	756,813	3,669,716
Skandinaviska Enskilda Banken AB, A Shares	900,606	21,028,689
Skanska AB, B Shares	438,866	12,451,439
SKF AB, B Shares	422,356	12,217,316
SkiStar AB	49,476	838,384
Solid Forsakring AB	1,553	17,027
Spotify Technology SA(1)	24,426	13,278,462
SSAB AB, A Shares	68,071	732,192
SSAB AB, B Shares	1,592,350	17,238,296
Storytel AB	55,447	630,670
Sveafastigheter AB(1)	81,756	260,898
Svenska Cellulosa AB SCA, B Shares	690,252	8,216,543
Svenska Handelsbanken AB, A Shares	970,070	14,949,566
Sweco AB, B Shares	66,678	894,191
Swedbank AB, A Shares	607,443	23,796,731
Swedish Orphan Biovitrum AB(1)	30,739	1,441,594
Synsam AB	75,044	459,978
Tele2 AB, B Shares	613,135	10,861,381
Telefonaktiebolaget LM Ericsson, ADR(2)	2,140,955	21,602,236
Telia Co. AB	3,145,552	14,302,754
Thule Group AB	17,757	379,214
Trelleborg AB, B Shares	185,858	8,712,034
Truecaller AB, B Shares	241,215	619,016
VBG Group AB, B Shares	8,923	291,390
Verisure PLC(1)(2)	11,815	121,993
Viaplay Group AB, B Shares(1)	1,747,061	241,591
Vitec Software Group AB, B Shares	1,889	54,485
Volvo AB, A Shares	23,450	845,523
Volvo AB, B Shares	435,660	15,714,345
Volvo Car AB, Class B(1)(2)	480,665	983,524
Wallenstam AB, B Shares	97,814	401,788
Wihlborgs Fastigheter AB	110,214	884,971
Zinzino AB, Class B	26,128	376,926
		619,151,684
Switzerland — 7.3%
ABB Ltd.	448,787	43,947,692
Accelleron Industries AG	204,611	18,424,757

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Alcon AG	224,921	$16,284,973
Allreal Holding AG	29,873	7,328,061
ams-OSRAM AG(1)	34,452	779,911
APG SGA SA	536	130,936
Arbonia AG(1)(2)	57,618	331,370
Aryzta AG(1)	33,917	1,726,300
Ascom Holding AG	26,557	175,157
Autoneum Holding AG	3,877	613,840
Avolta AG(1)	152,260	8,578,312
Bachem Holding AG, Class B(2)	13,843	1,294,217
Banque Cantonale Vaudoise	25,788	4,135,429
Barry Callebaut AG	8,595	11,835,065
Basellandschaftliche Kantonalbank	14	18,785
Basilea Pharmaceutica Ag Allschwil(1)	27,731	2,177,025
Belimo Holding AG	6,654	7,032,218
Bell Food Group AG	420	120,157
Bellevue Group AG	1,552	13,707
BKW AG	8,604	1,331,242
Bossard Holding AG, Class A	2,933	856,284
Bucher Industries AG	18,370	7,181,972
Burckhardt Compression Holding AG	13,833	8,742,065
Burkhalter Holding AG	7,755	1,257,059
Bystronic AG	324	60,587
Calida Holding AG	169	2,941
Cembra Money Bank AG	103,989	11,397,486
Chocoladefabriken Lindt & Spruengli AG	11	1,226,937
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	159	1,720,479
Cicor Technologies Ltd.(1)(2)	4,704	741,766
Cie Financiere Richemont SA, Class A	223,053	53,086,085
Cie Financiere Tradition SA, Class BR	1,453	486,842
Clariant AG(1)	225,207	3,023,989
Coltene Holding AG(2)	899	52,377
CPH Group AG	46	3,358
Daetwyler Holding AG, Bearer Shares	6,181	1,023,535
DKSH Holding AG	128,148	10,439,721
dormakaba Holding AG	105,925	7,570,096
EFG International AG(1)	49,693	981,998
Emmi AG	12,902	13,415,325
EMS-Chemie Holding AG	10,974	10,718,009
Feintool International Holding AG(1)	829	12,289
Flughafen Zurich AG	37,946	9,796,221
Forbo Holding AG	1,921	2,312,682
Galderma Group AG(1)	37,440	7,763,262
Geberit AG	24,557	17,301,189
Georg Fischer AG	141,756	9,825,481
Givaudan SA	1,452	5,887,716
Gurit Holding AG, Bearer Shares(1)	530	31,930
Helvetia Baloise Holding AG	98,740	26,152,753
Hiag Immobilien Holding AG	9,470	1,484,657
Holcim AG(1)	517,391	45,371,561
Huber & Suhner AG	7,657	1,574,837
Hypothekarbank Lenzburg AG	1	5,174
Idorsia Ltd.(1)(2)	30,673	187,177

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Implenia AG	90,771	$7,429,147
Inficon Holding AG	62,945	12,964,743
Interroll Holding AG	1,062	2,112,336
Intershop Holding AG	5,993	1,182,709
Julius Baer Group Ltd.	288,955	26,831,101
Jungfraubahn Holding AG	4,148	1,319,298
Kardex Holding AG	4,833	1,544,269
Komax Holding AG(1)(2)	4,322	409,220
Kuehne & Nagel International AG	34,461	9,186,243
LEM Holding SA(1)	285	193,624
Leonteq AG(1)(2)	2,830	74,497
Liechtensteinische Landesbank AG	1,502	208,100
Logitech International SA(2)	214,678	21,087,880
Lonza Group AG	52,591	37,479,205
Medacta Group SA	6,395	998,371
Medmix AG	43,521	485,661
Metall Zug AG, B Shares(1)	13	14,065
Mikron Holding AG	1,720	35,088
Mobilezone Holding AG	49,451	803,355
Mobimo Holding AG	14,927	6,320,725
Molecular Partners AG(1)	12	53
Montana Aerospace AG(1)	56,505	1,643,063
Nestle SA	981,202	95,445,855
Newron Pharmaceuticals SpA(1)	41,373	632,241
Novartis AG, ADR	666,935	101,414,136
OC Oerlikon Corp. AG Pfaeffikon	166,554	1,063,194
On Holding AG, Class A(1)	69,358	1,976,703
Partners Group Holding AG	35,802	32,421,016
Peach Property Group AG(1)	3,406	20,224
Perlen Industrieholding AG(1)	46	825
PolyPeptide Group AG(1)	43,090	2,347,141
PSP Swiss Property AG	75,949	13,654,735
R&S Group Holding AG(1)(2)	57,398	1,358,314
Rieter Holding AG(1)(2)	26,651	100,715
Roche Holding AG	406,027	176,995,645
Roche Holding AG, Bearer Shares	15,841	7,053,656
Sandoz Group AG	80,004	6,718,628
Schindler Holding AG	17,502	5,558,040
Schindler Holding AG, Bearer Participation Certificate	26,843	8,724,328
Schweiter Technologies AG	1,324	589,459
Schweizerische Nationalbank	8	30,099
Sensirion Holding AG(1)	200	20,046
SFS Group AG(1)	17,120	2,850,768
SGS SA	154,219	17,676,116
Siegfried Holding AG(1)	95,396	8,534,708
SIG Group AG(1)	48,628	821,293
Sika AG	34,305	8,136,991
SKAN Group AG	15,210	1,214,690
Softwareone Holding AG(1)	55,424	651,808
Softwareone Holding AG(1)	10,518	123,206
Sonova Holding AG	4,157	1,192,223
St. Galler Kantonalbank AG	331	268,472
Stadler Rail AG	5,663	208,966

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Straumann Holding AG	71,157	$8,255,190
Sulzer AG	24,894	4,943,365
Swatch Group AG(2)	16,585	753,007
Swatch Group AG, Bearer Shares	16,583	3,837,729
Swiss Life Holding AG	35,309	40,055,040
Swiss Prime Site AG	102,201	15,790,314
Swiss Re AG	261,480	45,346,436
Swisscom AG	34,573	26,758,943
Swissquote Group Holding SA	196,453	10,171,440
Tecan Group AG	15,522	3,790,108
Temenos AG	71,282	6,554,148
TX Group AG	2,017	406,612
UBS Group AG	1,961,504	109,295,003
Valiant Holding AG	33,483	6,194,933
VAT Group AG	17,882	13,280,667
Vaudoise Assurances Holding SA	986	934,393
Vetropack Holding AG	14,922	398,678
Vontobel Holding AG	22,047	2,540,676
V-ZUG Holding AG(1)	430	22,331
Ypsomed Holding AG(1)	1,062	521,920
Zehnder Group AG	19,526	1,753,011
Zurich Insurance Group AG	108,770	79,596,288
		1,399,302,220
United Kingdom — 12.4%
3i Group PLC	754,243	28,543,853
4imprint Group PLC	64,359	3,870,361
Aberdeen Group PLC	1,829,459	6,175,558
Admiral Group PLC	315,360	17,104,148
AEP Plantations PLC	57,678	160,057
Afentra PLC(1)	159,202	162,686
AG Barr PLC	58,872	475,209
Airtel Africa PLC	1,039,560	4,644,627
AJ Bell PLC	386,527	3,151,101
Alfa Financial Software Holdings PLC	16,178	36,489
AltynGold PLC(1)	3,439	58,787
Anglo American PLC	645,041	36,567,665
Anglo Asian Mining PLC	121,766	698,032
Antofagasta PLC	299,785	15,995,081
Ashtead Technology Holdings PLC(2)	20,271	95,216
ASOS PLC(1)(2)	124,069	697,636
Associated British Foods PLC	253,132	6,981,622
AstraZeneca PLC	473,669	76,795,955
Atalaya Mining Copper SA	239,621	3,496,507
Autotrader Group PLC	1,047,059	7,426,306
Aviva PLC	1,469,593	14,404,330
B&M European Value Retail PLC	1,305,339	4,180,942
Babcock International Group PLC	369,419	5,228,837
BAE Systems PLC	672,965	18,463,268
Balfour Beatty PLC	677,847	8,036,357
Barclays PLC, ADR	2,786,676	74,237,049
Barratt Redrow PLC	1,472,431	6,276,469
Beazley PLC	682,918	11,950,982
Bellway PLC	165,654	4,822,856

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Berkeley Group Holdings PLC(1)	121,703	$5,849,831
Bloomsbury Publishing PLC	105,480	911,823
Bodycote PLC	256,405	3,149,464
boohoo Group PLC(1)(2)	1,631,808	456,327
BP PLC, ADR	2,097,928	89,938,173
Breedon Group PLC	223,938	1,072,575
BT Group PLC	11,816,825	32,701,984
BTG Consulting PLC	84,449	124,742
Bunzl PLC	149,303	5,618,398
Burberry Group PLC(1)	719,475	10,414,290
Burford Capital Ltd. (London)(2)	189,184	814,335
Bytes Technology Group PLC(2)	533,538	3,135,292
Canal & SA	364,312	1,282,078
Capital Ltd.	138,670	212,683
Capricorn Energy PLC(1)	301,334	1,410,859
Central Asia Metals PLC	496,369	1,181,223
Centrica PLC	9,098,826	19,055,510
Chesnara PLC	20,296	103,389
Close Brothers Group PLC(1)	206,029	1,147,507
CMC Markets PLC	272,891	2,670,057
Coats Group PLC	3,082,643	3,367,877
Coca-Cola HBC AG(1)	241,510	14,851,079
Compass Group PLC	564,684	17,184,421
Computacenter PLC	116,260	8,873,884
Conduit Holdings Ltd.	63,672	391,670
Costain Group PLC	183,573	565,354
Crest Nicholson Holdings PLC(2)	530,153	458,375
CVS Group PLC	89,433	1,592,678
DCC Energy PLC	57,794	4,964,675
DFS Furniture PLC	149,168	334,133
Diageo PLC, ADR(2)	228,465	20,984,510
Domino's Pizza Group PLC	159,665	455,020
dotdigital group PLC	155,695	112,609
Dr. Martens PLC	867,927	904,783
Drax Group PLC	1,066,850	11,163,537
Dunelm Group PLC	225,246	2,650,494
easyJet PLC	767,799	6,886,530
Ecora Royalties PLC	387,932	889,453
Endeavour Mining PLC	115,650	7,152,868
Energean PLC	5,189	51,667
EnQuest PLC	6,335,278	2,214,828
Experian PLC	315,419	12,840,037
FDM Group Holdings PLC	57,608	85,508
Ferrexpo PLC(1)	433,041	125,862
Firstgroup PLC	2,185,448	5,268,716
Foresight Group Holdings Ltd.	33,462	223,620
Forterra PLC	300,319	575,420
Foxtons Group PLC	92,203	47,902
Frasers Group PLC(1)	353,055	3,964,179
Fresnillo PLC	208,131	8,726,983
Frontier Developments PLC(1)	10,632	61,375
Funding Circle Holdings PLC(1)	450,197	1,381,299
Galliford Try Holdings PLC	78,856	646,768

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Games Workshop Group PLC	74,841	$18,558,643
Gamma Communications PLC	68,411	1,051,298
Gateley Holdings PLC	31,301	25,010
Genel Energy PLC(1)	250,662	237,821
Georgia Capital PLC(1)	105,442	6,240,168
Glencore PLC	4,694,636	37,463,133
Goodwin PLC(2)	1,615	402,556
Grafton Group PLC	347,115	4,852,870
Greggs PLC	278,379	6,921,661
GSK PLC, ADR	1,409,961	70,850,540
Gulf Keystone Petroleum Ltd.	694,040	1,811,745
Gulf Marine Services PLC(1)	426,364	105,035
Gym Group PLC(1)	121,019	319,773
Haleon PLC, ADR	906,658	9,093,780
Halfords Group PLC	450,792	1,660,634
Halma PLC	131,105	6,375,172
Harbour Energy PLC	265,317	927,857
Hays PLC	2,047,445	2,134,646
Helios Towers PLC	1,936,298	5,285,548
Hikma Pharmaceuticals PLC	241,987	5,266,363
Hill & Smith PLC	107,346	4,321,650
Hilton Food Group PLC	87,939	754,516
Hiscox Ltd.	336,050	8,314,320
Hochschild Mining PLC	949,661	8,400,075
Hollywood Bowl Group PLC	353,433	1,316,748
Howden Joinery Group PLC	1,204,885	12,805,514
HSBC Holdings PLC, ADR	1,533,599	158,175,401
Hunting PLC	283,687	1,578,032
hVIVO PLC(1)	209,355	18,728
Ibstock PLC	689,418	826,868
ICG PLC	300,858	8,112,208
IG Group Holdings PLC	378,690	7,157,446
IMI PLC	266,480	11,101,806
Impax Asset Management Group PLC(2)	151,429	232,224
Inchcape PLC	357,348	4,091,787
Informa PLC	87,360	1,053,507
IntegraFin Holdings PLC	70,688	380,074
InterContinental Hotels Group PLC	48,514	7,785,357
International Workplace Group PLC	1,001,408	2,544,611
Intertek Group PLC	111,768	8,782,098
Investec PLC	883,697	7,862,354
IP Group PLC(1)	1,734,601	1,702,013
IQE PLC(1)	3,712,823	2,410,580
ITV PLC	2,017	1,928
J D Wetherspoon PLC(2)	273,806	3,155,381
J Sainsbury PLC	2,678,143	12,060,794
James Halstead PLC(2)	92,354	170,588
JD Sports Fashion PLC	4,123,502	4,781,720
JET2 PLC	478,808	9,729,444
Johnson Matthey PLC	201,914	6,162,323
Johnson Service Group PLC	870,233	1,740,011
Jubilee Metals Group PLC(1)	3,150,050	108,825
Jupiter Fund Management PLC	605,495	1,384,815

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Kainos Group PLC	163,349	$2,730,836
Keller Group PLC	195,785	7,997,253
Kier Group PLC	101,680	356,480
Kingfisher PLC	3,184,962	13,462,292
Lancashire Holdings Ltd.	387,776	3,203,290
Legal & General Group PLC	8,493,491	33,324,414
Lion Finance Group PLC	89,153	16,056,712
Liontrust Asset Management PLC	93,443	402,317
Lloyds Banking Group PLC, ADR	10,747,632	63,088,600
London Stock Exchange Group PLC	62,935	7,628,256
Luceco PLC	102,638	302,790
M&C Saatchi PLC(1)	89,400	181,016
M&G PLC	2,432,393	11,461,624
Man Group PLC	803,689	3,333,686
Marks & Spencer Group PLC	4,203,426	22,283,802
Marshalls PLC	119,638	267,024
Marston's PLC(1)	1,637,888	1,154,232
McBride PLC	60,421	167,539
Mears Group PLC	155,323	890,800
Melrose Industries PLC	85,893	589,054
Metals Exploration PLC(1)(2)	629,931	139,464
Michael Page PLC	785,127	2,338,452
Mitchells & Butlers PLC(1)	526,573	1,994,916
Mitie Group PLC	2,384,307	6,698,518
Mobico Group PLC(1)	227,548	72,890
Molten Ventures PLC(1)	221,355	2,094,555
Mondi PLC	293,692	3,413,853
MONY Group PLC	511,635	1,404,743
Moonpig Group PLC	198,057	785,782
Morgan Advanced Materials PLC	569,894	1,842,354
Mortgage Advice Bureau Holdings PLC	46,534	320,192
Motorpoint group PLC(2)	56,698	95,508
MP Evans Group PLC	27,874	678,498
National Grid PLC, ADR(2)	383,544	30,361,343
NatWest Group PLC, ADR(2)	3,033,050	55,201,510
Next 15 Group PLC	11,340	48,642
Next PLC	167,058	34,934,364
Ninety One PLC	301,809	874,583
Norcros PLC	16,210	71,229
Ocado Group PLC(1)(2)	2,828	9,073
OSB Group PLC	751,772	5,190,544
Oxford Instruments PLC	13,014	500,411
Pan African Resources PLC	6,412,496	11,666,670
Pantheon Resources PLC(1)	8,587	1,324
Paragon Banking Group PLC	364,438	3,907,281
PayPoint PLC	17,242	146,053
Pearson PLC, ADR(2)	74,899	1,241,076
Pennon Group PLC	827,828	5,344,158
Persimmon PLC	293,980	4,646,477
Playtech PLC(1)(2)	258,726	1,414,418
Plus500 Ltd.	243,135	12,348,227
Polar Capital Holdings PLC	180,289	2,137,706
Prax Exploration & Production PLC(1)	747,023	8,179

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Premier Foods PLC	751,078	$2,009,634
Prudential PLC, ADR	523,857	14,285,580
PureTech Health PLC(1)(2)	17,262	29,241
PZ Cussons PLC	374,559	525,254
QinetiQ Group PLC	316,120	2,159,090
Quilter PLC	3,471,239	9,061,720
Rathbones Group PLC	78,766	1,811,343
Reach PLC(2)	717,937	413,573
Reckitt Benckiser Group PLC	391,987	27,071,167
RELX PLC, ADR	803,476	29,270,631
Rentokil Initial PLC	445,356	2,093,814
Restore PLC	7,722	30,592
RHI Magnesita NV	15,206	563,326
Rightmove PLC	1,568,115	10,763,851
Rio Tinto PLC, ADR	643,260	65,934,150
Rolls-Royce Holdings PLC	4,554,868	92,573,864
RS Group PLC	285,806	2,907,746
RWS Holdings PLC	177,025	299,178
S4 Capital PLC	891,586	599,021
Sabre Insurance Group PLC	3,211	7,420
Sage Group PLC	135,578	1,981,863
Savannah Energy PLC(1)	265,059	19,789
Schroders PLC	394,472	3,112,148
Secure Trust Bank PLC	16,040	322,571
Senior PLC	1,345,606	5,320,042
Serabi Gold PLC	65,257	279,731
Serco Group PLC	382,698	1,339,129
Serica Energy PLC	884,459	3,131,191
Severn Trent PLC	362,278	15,343,817
Shell PLC, ADR	1,775,005	162,324,207
SIG PLC(1)	374,694	48,069
Smith & Nephew PLC, ADR(2)	268,458	7,720,852
Smiths Group PLC	348,404	12,176,608
Softcat PLC	213,415	5,956,799
Speedy Hire PLC	930,692	228,539
Spirax Group PLC	26,894	2,559,653
Spire Healthcare Group PLC	380,025	1,202,019
SSE PLC	961,861	31,618,841
SSP Group PLC	1,135,438	3,089,005
St. James's Place PLC	733,838	11,575,775
Standard Chartered PLC	2,240,124	65,058,066
Standard Life PLC	356,001	4,493,827
SThree PLC	278,257	1,130,725
Sunbelt Rentals Holdings, Inc.	397,476	28,245,935
Sunbelt Rentals Holdings, Inc.(2)	229,243	16,569,684
Synthomer PLC(1)	121,373	161,529
Taylor Wimpey PLC	4,151,617	4,747,740
TBC Bank Group PLC	103,570	7,021,350
Tesco PLC	5,523,322	34,194,420
TP ICAP Group PLC	880,053	4,077,620
Trainline PLC(1)	209,681	557,460
Travis Perkins PLC	337,007	2,948,354
Trustpilot Group PLC(1)	429,432	1,675,292

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
TT Electronics PLC(1)	109,420	$199,623
TUI AG	181,026	1,471,191
Tullow Oil PLC(1)(2)	812,810	231,700
Unilever PLC, ADR	510,521	33,107,287
United Utilities Group PLC	925,228	17,825,534
Vanquis Banking Group PLC(1)	654,344	704,701
Vertu Motors PLC	896,113	1,101,546
Vesuvius PLC	334,294	1,750,873
Victrex PLC	72,581	823,251
Vistry Group PLC(1)(2)	415,956	1,678,418
Vodafone Group PLC, ADR	2,860,773	45,886,799
Volution Group PLC	46,181	417,714
Watches of Switzerland Group PLC(1)	95,598	916,601
Watkin Jones PLC(1)	331,878	69,644
Weir PLC	96,451	3,684,415
WH Smith PLC	123,440	682,721
Whitbread PLC	212,710	6,986,417
Wickes Group PLC	814,551	2,125,924
Wise Group PLC(1)	411,494	5,369,884
WPP PLC, ADR	7,361	188,294
XP Power Ltd.(1)	4,846	116,919
Yellow Cake PLC(1)	373,936	2,931,070
Young & Co.'s Brewery PLC, Class A	11,675	137,540
Zigup PLC	618,418	3,661,991
		2,376,122,551
United States — 0.2%
Amrize Ltd.(1)	143,210	6,277,352
Carnival Corp. Ltd.	126,116	3,012,911
Coeur Mining, Inc.	414,895	8,612,525
Dauch Corp.(1)	116,597	748,432
Diversified Energy Co.	37,607	566,315
Ferguson Enterprises, Inc.	15,200	3,412,552
Ovintiv, Inc.	88,298	5,803,286
Royal Gold, Inc.	9,144	2,390,882
Sunococorp LLC	15,678	1,218,181
		32,042,436
TOTAL COMMON STOCKS (Cost $14,508,775,002)		19,026,060,668
RIGHTS — 0.0%
Australia — 0.0%
Alliance Aviation Services Ltd.(1)	1,546	11
Canada — 0.0%
Greenfire Resources Ltd.(1)	7,400	8,810
Germany — 0.0%
Norma Group SE(1)	54,565	45,316
Sweden — 0.0%
Scandi Standard AB(1)	22,815	2,156
United States — 0.0%
Resolute Forest Products, Inc.(1)	20,752	15,243
TOTAL RIGHTS (Cost $29,119)		71,536
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	1,432	10

Schedule of Investments - Avantis International Equity ETF

	Shares	Value
Canada — 0.0%
Constellation Software, Inc.(1)	1,886	$14
Italy — 0.0%
Fincantieri SpA(1)	9,846	13,676
Webuild SpA(1)(2)	3,662	9,462
		23,138
TOTAL WARRANTS (Cost $—)		23,162
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	17,236,084	17,236,084
State Street Navigator Securities Lending Government Money Market Portfolio(3)	208,396,192	208,396,192
TOTAL SHORT-TERM INVESTMENTS (Cost $225,632,276)		225,632,276
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $14,734,436,397)		19,251,787,642
OTHER ASSETS AND LIABILITIES — (0.8)%		(157,412,168)
TOTAL NET ASSETS — 100.0%		$19,094,375,474

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.4%
Industrials	18.6%
Materials	11.9%
Consumer Discretionary	9.0%
Energy	7.7%
Information Technology	6.9%
Health Care	5.5%
Consumer Staples	4.8%
Utilities	4.3%
Communication Services	3.3%
Real Estate	1.2%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $367,921,120. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $383,950,610, which includes securities collateral of $175,554,418.

Schedule of Investments - Avantis International Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$117,400,414	$1,101,042,977	—
Belgium	45,885,781	154,348,993	—
Canada	14,299,071	2,319,652,643	—
Denmark	74,643,861	236,307,672	—
Finland	18,741,600	180,041,717	—
France	180,039,836	1,269,585,767	—
Germany	91,121,308	1,263,281,338	—
Hong Kong	803,074	304,236,236	—
Israel	37,332,727	239,915,366	—
Italy	44,320,338	498,413,584	—
Japan	398,919,934	3,850,958,826	—
Netherlands	439,060,871	414,780,540	—
Norway	27,205,131	130,240,169	—
Singapore	7,030,665	310,000,018	—
Spain	197,603,009	409,346,792	—
Sweden	50,923,511	568,228,173	—
Switzerland	212,685,842	1,186,616,378	—
United Kingdom	1,025,255,421	1,350,867,130	—
United States	10,034,526	22,007,910	—
Other Countries	—	222,881,519	—
Rights	15,243	56,293	—
Warrants	—	23,162	—
Short-Term Investments	225,632,276	—	—
	$3,218,954,439	$16,032,833,203	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Large Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 5.6%
Aurizon Holdings Ltd.	926,897	$2,428,369
Bendigo & Adelaide Bank Ltd.	24,588	188,805
BHP Group Ltd., ADR	317,889	29,856,135
BlueScope Steel Ltd.	93,317	2,073,028
Brambles Ltd.	235,234	3,292,360
Challenger Ltd.	283,245	1,914,062
Coles Group Ltd.	226,773	3,903,093
Endeavour Group Ltd.	645,633	1,451,231
Evolution Mining Ltd.	522,020	5,560,212
Fortescue Ltd.	376,234	4,762,524
Greatland Resources Ltd.(1)	40,692	348,228
Harvey Norman Holdings Ltd.	5,638	17,275
JB Hi-Fi Ltd.	264	12,633
Mineral Resources Ltd.(1)	51,793	2,393,696
New Hope Corp. Ltd.(2)	21,920	94,799
Northern Star Resources Ltd.	334,138	5,648,891
Perseus Mining Ltd.	586,724	2,724,429
Qantas Airways Ltd.	142,370	956,752
QBE Insurance Group Ltd.	412,708	6,562,533
Ramelius Resources Ltd.	907,311	2,489,953
Regis Resources Ltd.	23,620	140,388
Rio Tinto Ltd.	57,217	7,151,393
Sandfire Resources Ltd.(1)	119,676	1,960,391
Santos Ltd.	1,089,324	6,352,851
South32 Ltd.	1,292,163	4,754,164
Telstra Group Ltd.	561,951	1,878,930
Vault Minerals Ltd.	6,984	33,345
Whitehaven Coal Ltd.	439,529	2,697,463
Woodside Energy Group Ltd.	596,221	13,872,089
Woodside Energy Group Ltd., ADR	10,782	251,005
Yancoal Australia Ltd.	191,011	847,056
		116,618,083
Austria — 0.4%
ANDRITZ AG	128	12,403
AT&S Austria Technologie & Systemtechnik AG(1)	7,020	1,253,035
BAWAG Group AG	12,347	2,575,411
CA Immobilien Anlagen AG	242	6,551
CPI Europe AG(1)	3,555	63,489
Raiffeisen Bank International AG	26,276	1,944,484
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,425	706,287
voestalpine AG	31,207	1,655,227
Wienerberger AG	12,358	281,062
		8,497,949
Belgium — 0.5%
Ackermans & van Haaren NV	3,267	1,037,633
Ageas SA	3,063	268,533
Bekaert SA	65	2,948
CMB Tech NV	51,128	934,275
Colruyt Group NV	10,106	455,117
D'ieteren Group	4,385	909,801

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
KBC Group NV	20,402	$3,104,386
Proximus SADP	659	4,857
Solvay SA	13,931	418,198
Syensqo SA	90	8,488
UCB SA	10,379	2,598,115
Umicore SA	48,994	1,346,569
		11,088,920
Canada — 12.9%
Agnico Eagle Mines Ltd.	76,537	15,530,503
Alamos Gold, Inc., Class A	81,687	2,992,940
ARC Resources Ltd.	170,653	4,105,178
B2Gold Corp.	424,042	2,325,278
Bank of Montreal	2,407	410,282
Bank of Nova Scotia	188,355	17,242,035
Barrick Mining Corp.	300,648	13,484,094
BCE, Inc.	33	778
Brookfield Wealth Solutions Ltd.	2,442	100,696
Canadian Imperial Bank of Commerce	108,478	12,312,619
Canadian National Railway Co.	110,826	13,837,757
Canadian Natural Resources Ltd.	440,678	22,095,108
Canadian Tire Corp. Ltd., Class A	12,005	1,626,883
Capital Power Corp.	65,101	2,998,230
Capstone Copper Corp.(1)	117,966	1,368,659
Cenovus Energy, Inc.	485,761	15,603,795
DPM Metals, Inc.	3,467	156,921
Eldorado Gold Corp.	108,930	4,879,234
Element Fleet Management Corp.	148,889	2,830,712
Empire Co. Ltd., Class A	38,164	1,318,165
First Majestic Silver Corp.	740	15,270
First Quantum Minerals Ltd.(1)	133,002	4,423,963
Hudbay Minerals, Inc.	224,540	6,427,001
iA Financial Corp., Inc.	23,785	3,394,204
IAMGOLD Corp.(1)	357,871	7,320,353
Imperial Oil Ltd.	5,820	764,858
Intact Financial Corp.	25,266	4,890,588
Keyera Corp.	68,664	2,978,024
Kinross Gold Corp.	75,290	2,305,500
Loblaw Cos. Ltd.	56,896	2,489,392
Lundin Mining Corp.	88,437	2,367,977
Magna International, Inc.	140,329	9,213,853
Nutrien Ltd.	12,383	934,030
OceanaGold Corp.	9,670	284,459
Pan American Silver Corp.	87,511	4,544,296
Royal Bank of Canada	56,184	11,488,543
Saputo, Inc.	6,730	197,440
South Bow Corp.	47,887	1,811,203
Suncor Energy, Inc.	279,384	18,692,794
Teck Resources Ltd., Class B	118,346	8,070,190
Toronto-Dominion Bank	226,395	27,388,903
Tourmaline Oil Corp.	83,773	3,816,463
Whitecap Resources, Inc.	750,471	9,725,069
		268,764,240

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Denmark — 0.6%
AP Moller - Maersk AS, A Shares	54	$174,661
AP Moller - Maersk AS, B Shares	126	422,133
Danske Bank AS	3,686	213,068
Genmab AS, ADR(1)	17,483	579,736
NKT AS(1)	13,215	1,877,883
Novo Nordisk AS, ADR	209,250	9,485,303
Orsted AS(1)	1,598	33,656
Pandora AS	177	23,357
Rockwool AS, B Shares	7,772	249,076
		13,058,873
Finland — 1.4%
Kemira OYJ	10,699	218,191
Kesko OYJ, B Shares	148,621	3,873,119
Lumo Kodit OYJ	789	7,399
Neste OYJ	204,712	7,646,438
Nordea Bank Abp	743,886	15,195,240
Stora Enso OYJ, R Shares	189,501	2,224,171
UPM-Kymmene OYJ	3,152	88,000
		29,252,558
France — 8.4%
Aeroports de Paris SA(2)	31,158	3,904,612
Arkema SA	63	4,385
Ayvens SA	378,378	4,999,772
Bouygues SA	60	3,074
Carrefour SA	589,476	10,710,167
Cie de Saint-Gobain SA	27,269	2,471,520
Cie Generale des Etablissements Michelin SCA	109,411	4,439,676
Dassault Aviation SA	33	10,879
Eiffage SA	91,008	11,493,581
FDJ UNITED(2)	120	3,111
Gaztransport Et Technigaz SA	22,926	5,602,109
Hermes International SCA	1,771	3,239,874
Ipsen SA	45,083	8,538,303
JCDecaux SE	42,720	1,167,628
Kering SA	1,446	426,097
LVMH Moet Hennessy Louis Vuitton SE	34,260	17,961,562
Nexans SA	51,295	8,308,760
Renault SA	164,782	5,679,652
Safran SA	108,878	42,553,849
SCOR SE	70,375	2,755,048
SEB SA	93	6,453
TotalEnergies SE	176,601	15,595,634
Valeo SE	21,284	355,497
Vallourec SACA	268,617	5,843,485
Vinci SA	147,396	19,324,830
		175,399,558
Germany — 7.8%
adidas AG	69,988	12,258,205
AIXTRON SE	53,369	2,216,064
Allianz SE	50,295	26,229,609
Aurubis AG	268	54,978
BASF SE	216,638	13,300,479

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Bayerische Motoren Werke AG	46,047	$3,303,650
Beiersdorf AG	9,307	852,104
Commerzbank AG(1)	12	544
Daimler Truck Holding AG	214,450	11,613,116
Deutsche Bank AG	11,204	448,832
Deutsche Lufthansa AG	377,643	3,421,363
Deutsche Post AG	195,717	12,712,684
Deutsche Telekom AG	608,731	20,005,155
Dr. Ing hc F Porsche AG, Preference Shares	11,407	598,629
Evonik Industries AG	879	19,392
Fraport AG Frankfurt Airport Services Worldwide	2,828	207,317
FUCHS SE, Preference Shares	21,547	1,006,658
Hannover Rueck SE	24,253	7,247,356
Heidelberg Materials AG	46	8,768
Infineon Technologies AG	99,363	6,477,183
KION Group AG	17,328	888,156
Knorr-Bremse AG	23,524	2,876,292
Krones AG	153	21,412
Mercedes-Benz Group AG	91,551	5,010,200
MTU Aero Engines AG	1,248	508,868
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,582	15,978,181
Nordex SE(1)	69,461	3,049,853
Rational AG	120	87,540
RENK Group AG	1,603	87,316
Schaeffler AG	110,811	948,167
Schott Pharma AG & Co. KGaA	841	22,532
Talanx AG	31,177	4,516,246
Volkswagen AG	1,576	143,294
Volkswagen AG, Preference Shares	10,851	971,759
Wacker Chemie AG(1)	10,507	1,143,351
Zalando SE(1)	103,812	2,953,770
		161,189,023
Hong Kong — 1.4%
AIA Group Ltd.	254,200	2,457,504
Bank of East Asia Ltd.	541,157	1,275,455
BOC Hong Kong Holdings Ltd.	484,500	3,249,759
CK Asset Holdings Ltd.	481,500	2,775,591
CTF Services Ltd.	339,000	345,451
Galaxy Entertainment Group Ltd.	36,000	156,484
Hang Lung Group Ltd.	35,000	55,226
Hang Lung Properties Ltd.	948,910	843,717
Hong Kong Exchanges & Clearing Ltd.	55,600	3,006,092
Hysan Development Co. Ltd.	4,000	8,119
Jardine Matheson Holdings Ltd.	26,600	1,566,041
Johnson Electric Holdings Ltd.	107,000	267,353
Kerry Properties Ltd.	326,000	765,267
MGM China Holdings Ltd.(2)	86,000	110,068
Mobvista, Inc.(1)	5,000	6,936
New World Development Co. Ltd.(1)(2)	14,000	11,745
Pacific Basin Shipping Ltd.	38,000	20,207
Sands China Ltd.	147,600	262,899
Sino Land Co. Ltd.	13,075	17,219
SITC International Holdings Co. Ltd.	4,000	24,324

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Sun Hung Kai Properties Ltd.	287,500	$4,246,413
SUNeVision Holdings Ltd.(2)	8,000	4,984
Swire Properties Ltd.	8,000	24,434
Techtronic Industries Co. Ltd.	12,000	206,381
United Energy Group Ltd.(1)(2)	1,056,000	55,997
United Laboratories International Holdings Ltd.(2)	120,000	126,070
WH Group Ltd.	3,426,500	3,234,476
Wharf Real Estate Investment Co. Ltd.	703,000	2,761,782
Xinyi Glass Holdings Ltd.(2)	778,305	870,035
Yue Yuen Industrial Holdings Ltd.(2)	130,000	222,712
		28,978,741
Ireland — 0.4%
AIB Group PLC	471,572	6,000,233
Bank of Ireland Group PLC	3,076	67,866
Glanbia PLC	4,967	127,679
Kingspan Group PLC	231	27,466
Ryanair Holdings PLC	95,682	2,579,692
		8,802,936
Israel — 1.0%
Bank Hapoalim BM	179,816	4,642,903
Bank Leumi Le-Israel BM	153,004	3,900,717
Bezeq The Israeli Telecommunication Corp. Ltd.	659,195	1,735,588
Clal Insurance Enterprises Holdings Ltd.	18,184	1,605,637
First International Bank Of Israel Ltd.	11,725	921,811
Harel Insurance Investments & Financial Services Ltd.	24,690	1,597,138
ICL Group Ltd.	4,579	26,124
Israel Corp. Ltd.	100	2,814
Israel Discount Bank Ltd., A Shares	125,697	1,436,549
Menora Mivtachim Holdings Ltd.	4,485	773,903
Migdal Insurance & Financial Holdings Ltd.(1)	132,052	892,563
Mizrahi Tefahot Bank Ltd.	20,341	1,577,285
Phoenix Financial Ltd.	41,979	2,633,713
		21,746,745
Italy — 4.5%
Banca Generali SpA	732	56,137
Banca Mediolanum SpA	92,532	2,583,794
Brunello Cucinelli SpA(2)	7,052	719,198
Credito Emiliano SpA	32,528	766,400
Eni SpA, ADR	366,323	20,074,500
Fincantieri SpA(1)(2)	53,723	779,620
Intesa Sanpaolo SpA	3,164,423	24,929,920
Iveco Group NV	112,530	1,822,129
Poste Italiane SpA	262,704	8,475,313
Prysmian SpA	280	39,138
Saipem SpA(2)	1,800,160	9,576,732
Tenaris SA, ADR	162	9,051
UniCredit SpA	241,227	23,543,767
		93,375,699
Japan — 20.3%
77 Bank Ltd.	74,700	1,857,371
Acom Co. Ltd.	48,700	147,988
Aeon Co. Ltd.	26,965	229,043
AGC, Inc.	82,000	2,928,977

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Air Water, Inc.	41,100	$673,515
Aisin Corp.	150,300	2,107,971
Amada Co. Ltd.	45,000	723,373
ANA Holdings, Inc.	39,600	751,541
Asahi Kasei Corp.	299,500	3,065,658
Astellas Pharma, Inc.	437,900	6,492,394
Bandai Namco Holdings, Inc.	108,000	3,868,183
BayCurrent, Inc.	400	20,526
BIPROGY, Inc.	15,000	447,158
Bridgestone Corp.	280,700	7,251,619
Brother Industries Ltd.	91,100	2,786,117
Calbee, Inc.	300	5,815
Central Japan Railway Co.	174,700	4,330,827
Coca-Cola Bottlers Japan Holdings, Inc.	35,400	870,735
Cosmo Energy Holdings Co. Ltd.	32,300	862,183
Credit Saison Co. Ltd.	57,500	1,675,254
CyberAgent, Inc.	4,600	38,998
Daicel Corp.	29,400	272,237
Daido Steel Co. Ltd.	9,300	132,267
Daiichi Life Group, Inc.	750,000	8,577,992
Daikin Industries Ltd.	38,400	4,945,965
Daishi Hokuetsu Financial Group, Inc.	22,000	356,884
Denso Corp.	172,400	2,069,667
Dentsu Group, Inc.	25,600	592,635
Dexerials Corp.	76,400	1,456,793
DMG Mori Co. Ltd.	300	5,577
East Japan Railway Co.(2)	212,000	4,728,532
Electric Power Development Co. Ltd.	57,100	1,460,419
ENEOS Holdings, Inc.	769,500	6,416,040
EXEO Group, Inc.	30,900	509,633
Food & Life Cos. Ltd.	18,000	662,287
Fuji Electric Co. Ltd.	43,200	3,711,273
Fujitsu Ltd.	500	12,003
Fukuoka Financial Group, Inc.	38,300	1,880,650
GMO Payment Gateway, Inc.	11,600	685,652
GS Yuasa Corp.	17,300	574,618
Gunma Bank Ltd.	109,400	1,936,249
Hachijuni Nagano Bank Ltd.	69,800	1,180,632
Hakuhodo DY Holdings, Inc.	2,000	17,097
Haseko Corp.	31,200	565,323
Hirogin Holdings, Inc.	58,100	871,031
Hirose Electric Co. Ltd.	10,200	1,646,147
Hitachi Construction Machinery Co. Ltd.	39,300	1,402,698
Hokuhoku Financial Group, Inc.	44,500	2,322,246
Honda Motor Co. Ltd., ADR	223,645	7,147,694
Horiba Ltd.	8,200	1,194,575
Hulic Co. Ltd.	149,600	1,668,792
Idemitsu Kosan Co. Ltd.	91,600	811,176
IHI Corp.(2)	171,100	2,858,732
INFRONEER Holdings, Inc.(2)	95,300	1,697,453
Inpex Corp.	207,800	5,135,064
Internet Initiative Japan, Inc.	23,600	500,208
Isetan Mitsukoshi Holdings Ltd.	96,300	2,111,476

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Isuzu Motors Ltd.(2)	190,200	$2,701,085
Iyogin Holdings, Inc.	59,300	1,483,140
J Front Retailing Co. Ltd.	117,300	2,163,362
Japan Airlines Co. Ltd.	33,900	637,126
Japan Airport Terminal Co. Ltd.	12,000	442,958
Japan Petroleum Exploration Co. Ltd.	1,000	11,971
Japan Post Holdings Co. Ltd.	9,200	142,369
JFE Holdings, Inc.	225,700	2,602,211
JTEKT Corp.	96,900	1,295,377
Kawasaki Heavy Industries Ltd.	161,000	2,564,025
KDDI Corp.	439,900	8,126,177
Keisei Electric Railway Co. Ltd.	49,600	423,171
Kinden Corp.	29,400	1,284,051
Kintetsu Group Holdings Co. Ltd.	91,400	1,994,844
Kioxia Holdings Corp.(1)	1,100	340,113
Kirin Holdings Co. Ltd.	192,200	3,669,380
Kobe Steel Ltd.	160,700	2,025,303
Koito Manufacturing Co. Ltd.	82,400	1,387,953
Kubota Corp.	210,700	3,844,213
Kuraray Co. Ltd.	63,100	727,723
Kurita Water Industries Ltd.	21,800	1,095,040
Kyoto Financial Group, Inc.	69,900	2,173,205
Kyushu Financial Group, Inc.	70,500	696,772
Kyushu Railway Co.	8,100	183,426
Lixil Corp.	25,900	286,705
Marui Group Co. Ltd.	34,700	633,975
MatsukiyoCocokara & Co.	60,600	991,070
Mazda Motor Corp.	224,100	1,718,927
Mebuki Financial Group, Inc.	90,000	956,278
Medipal Holdings Corp.	44,100	797,122
Mercari, Inc.(1)	51,800	1,502,436
Minebea Mitsumi, Inc.	88,100	1,850,332
MISUMI Group, Inc.	88,200	2,063,523
Mitsubishi Chemical Group Corp.	394,700	2,959,603
Mitsubishi HC Capital, Inc.(2)	330,400	2,876,735
Mitsubishi Heavy Industries Ltd.	445,100	10,785,874
Mitsubishi Motors Corp.(2)	127,600	312,912
Mitsubishi UFJ Financial Group, Inc., ADR	148,477	3,377,852
Mitsui Chemicals, Inc.	167,000	2,273,707
Mitsui OSK Lines Ltd.(2)	65,400	2,864,269
Mizuho Financial Group, Inc., ADR	723,030	7,693,039
MonotaRO Co. Ltd.	10,400	125,668
MS&AD Insurance Group Holdings, Inc.	113,000	3,589,138
Nagase & Co. Ltd.	1,600	11,710
Nagoya Railroad Co. Ltd.(2)	17,900	212,461
NGK Corp.	83,800	2,769,041
NH Foods Ltd.	18,900	745,136
NHK Spring Co. Ltd.	77,500	1,655,624
Nichirei Corp.	29,600	399,891
NIDEC Corp.	188,000	3,023,242
Nifco, Inc.	10,100	333,708
NIPPON EXPRESS HOLDINGS, Inc.	93,600	3,373,919
Nippon Steel Corp.(2)	1,003,200	4,206,008

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Nippon Yusen KK(2)	95,000	$4,177,373
Nishi-Nippon Financial Holdings, Inc.	12,200	370,526
Nissan Chemical Corp.	41,900	2,146,921
Nissan Motor Co. Ltd.(1)(2)	755,900	1,545,591
Nisshin Seifun Group, Inc.	7,500	96,115
Niterra Co. Ltd.	48,400	2,514,672
Nitori Holdings Co. Ltd.	103,900	1,982,339
Nitto Denko Corp.	123,600	2,699,286
NOF Corp.	79,200	1,339,918
NOK Corp.	1,400	26,895
NTT, Inc.	4,231,500	4,562,600
Obayashi Corp.	121,900	2,273,731
Odakyu Electric Railway Co. Ltd.(2)	22,200	247,503
Oji Holdings Corp.(2)	273,500	1,509,624
Olympus Corp.(2)	207,900	2,744,664
Omron Corp.	1,200	49,720
Ono Pharmaceutical Co. Ltd.	15,700	240,963
ORIX Corp., ADR	104,442	4,070,105
Otsuka Corp.	69,500	1,569,682
Park24 Co. Ltd.	600	7,523
Persol Holdings Co. Ltd.	339,100	639,386
Resona Holdings, Inc.	14,700	230,500
Resorttrust, Inc.	15,300	180,811
Ricoh Co. Ltd.	211,800	2,239,899
Rorze Corp.	13,200	331,354
Round One Corp.	10,000	84,212
Sankyo Co. Ltd.	26,400	331,308
Sankyu, Inc.	8,200	426,449
Sanrio Co. Ltd.	18,000	145,197
Sanwa Holdings Corp.	41,400	939,954
Sapporo Breweries Ltd.	40,800	481,814
SBI Holdings, Inc.	156,600	3,235,240
Seibu Holdings, Inc.	700	15,020
Seiko Epson Corp.	143,800	2,893,883
Seiko Group Corp.	900	66,113
Sekisui Chemical Co. Ltd.	124,900	2,070,470
Seven Bank Ltd.(2)	66,400	140,590
SG Holdings Co. Ltd.(2)	96,700	915,528
Sharp Corp.(1)	300	1,242
Shimizu Corp.(2)	2,900	43,136
Shionogi & Co. Ltd.	250,600	4,555,491
Shiseido Co. Ltd.	4,400	102,639
SKY Perfect JSAT Corp.	1,000	13,038
SoftBank Group Corp.	445,200	14,341,959
Sompo Holdings, Inc.	181,400	7,728,746
Sony Financial Group, Inc., ADR(2)	69,994	341,571
Sony Group Corp., ADR	160,856	3,950,623
Stanley Electric Co. Ltd.	16,700	377,950
Subaru Corp.	128,800	2,135,476
Sugi Holdings Co. Ltd.	36,400	300,874
SUMCO Corp.	99,300	2,088,850
Sumitomo Chemical Co. Ltd.	674,000	2,398,975
Sumitomo Corp.(2)	757,100	8,451,449

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Sumitomo Heavy Industries Ltd.	34,100	$1,221,778
Sumitomo Mitsui Financial Group, Inc., ADR	693,745	17,926,371
Sumitomo Mitsui Trust Group, Inc.	524,400	5,805,250
Sumitomo Rubber Industries Ltd.	55,800	779,807
Suntory Beverage & Food Ltd.	25,400	715,719
Suzuki Motor Corp.	367,500	5,087,791
Sysmex Corp.	138,200	1,701,053
T&D Holdings, Inc.	132,800	4,029,701
Taiheiyo Cement Corp.	28,200	745,197
Taiyo Yuden Co. Ltd.	21,000	1,193,369
Takashimaya Co. Ltd.	115,800	1,696,248
TDK Corp.	475,900	9,112,896
THK Co. Ltd.	59,400	2,446,374
TISI, Inc.	5,000	124,118
Tobu Railway Co. Ltd.	2,700	50,789
Toho Holdings Co. Ltd.	400	9,882
Tokio Marine Holdings, Inc.	117,600	5,646,720
Tokyo Century Corp.	55,900	940,356
Tokyo Metro Co. Ltd.	92,600	852,913
Tokyu Corp.(2)	10,400	108,096
Tokyu Fudosan Holdings Corp.	193,400	1,605,062
Tomy Co. Ltd.	200	4,686
Toray Industries, Inc.	110,100	883,127
Tosoh Corp.	115,100	1,912,390
TOTO Ltd.	50,600	2,016,319
Toyo Seikan Group Holdings Ltd.	25,700	722,872
Toyo Tire Corp.	35,800	838,539
Toyoda Gosei Co. Ltd.	13,100	448,505
Toyota Boshoku Corp.(2)	18,800	266,948
Toyota Motor Corp., ADR	103,685	20,378,250
Toyota Tsusho Corp.	1,200	55,697
Trend Micro, Inc.	33,200	1,246,135
Tsuruha Holdings, Inc.	8,365	120,941
West Japan Railway Co.(2)	148,100	2,793,416
Yamada Holdings Co. Ltd.	75,000	336,041
Yamaha Motor Co. Ltd.	388,400	4,626,980
Yamato Holdings Co. Ltd.	4,200	51,201
Yamazaki Baking Co. Ltd.	40,000	927,183
Yokogawa Electric Corp.	67,000	2,130,143
Yokohama Rubber Co. Ltd.	54,800	2,529,457
Zensho Holdings Co. Ltd.	26,900	1,981,927
		422,103,608
Netherlands — 2.8%
ABN AMRO Bank NV, CVA	72,258	3,503,804
AerCap Holdings NV	23,349	3,407,553
Akzo Nobel NV(2)	13,487	964,949
ASM International NV	978	919,775
ASML Holding NV, NY Shares	11,517	19,532,947
ASR Nederland NV	30,061	2,533,236
Coca-Cola Europacific Partners PLC	15,497	1,673,986
CVC Capital Partners PLC(2)	945	15,892
DSM-Firmenich AG	10,034	1,114,428
Heineken NV	17,000	1,435,256

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
ING Groep NV, ADR	222,599	$7,862,197
InPost SA(1)	49,048	887,394
Koninklijke Ahold Delhaize NV	93,820	3,338,321
Koninklijke KPN NV	680,939	3,269,185
Nebius Group NV(1)(2)	9,900	2,042,568
NN Group NV	45,156	4,082,473
OCI NV(1)	2,227	10,527
SBM Offshore NV	13,964	571,248
Universal Music Group NV	6,313	107,286
Wolters Kluwer NV	428	35,210
		57,308,235
New Zealand — 0.2%
Air New Zealand Ltd.	50,725	11,714
Auckland International Airport Ltd.	211,448	1,107,469
Chorus Ltd.(2)	22,363	117,396
Fletcher Building Ltd.(1)	292,094	688,128
Meridian Energy Ltd.	150,730	493,196
Ryman Healthcare Ltd.(1)	10,198	12,678
Spark New Zealand Ltd.	571,069	723,060
		3,153,641
Norway — 0.8%
Aker Solutions ASA	496	2,300
BW LPG Ltd.	17,496	424,160
DNB Bank ASA	54,178	1,845,142
DOF Group ASA	609	8,678
Equinor ASA, ADR	145,461	6,225,731
Frontline PLC	434	19,000
Kongsberg Gruppen ASA	14,547	493,080
Norsk Hydro ASA	131,326	1,325,871
Stolt-Nielsen Ltd.	298	10,503
Subsea 7 SA	66,914	2,469,784
Wallenius Wilhelmsen ASA	38,067	662,804
Yara International ASA	42,610	2,088,484
		15,575,537
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	3,070,273	3,987,836
Galp Energia SGPS SA	7,832	196,012
Jeronimo Martins SGPS SA	685	14,304
		4,198,152
Singapore — 1.8%
ComfortDelGro Corp. Ltd.	88,600	89,812
DBS Group Holdings Ltd.	231,350	14,068,731
First Resources Ltd.	452,200	1,624,871
Golden Agri-Resources Ltd.	37,500	9,283
Hafnia Ltd.	210,150	1,778,754
Keppel Ltd.	673,100	6,129,970
Olam Group Ltd.	19,000	15,691
Oversea-Chinese Banking Corp. Ltd.	351,500	8,698,634
Seatrium Ltd.	14,000	23,653
Singapore Airlines Ltd.	124,200	662,960
United Overseas Bank Ltd.	112,300	3,660,175
Wilmar International Ltd.	6,700	20,178
		36,782,712

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Spain — 4.7%
Aena SME SA	232,011	$7,111,683
Banco Bilbao Vizcaya Argentaria SA, ADR	1,840,860	53,311,306
Bankinter SA	95,293	1,839,537
Ferrovial NV	10,071	589,063
Industria de Diseno Textil SA	243,146	16,344,595
International Consolidated Airlines Group SA	1,304,260	7,568,360
Mapfre SA	1,888,509	9,785,961
		96,550,505
Sweden — 1.9%
Avanza Bank Holding AB	50,416	2,112,169
Axfood AB	16,345	416,510
BioArctic AB(2)	17,718	587,586
Boliden AB	79,075	4,651,695
Clas Ohlson AB, B Shares	15,191	731,628
Elekta AB, B Shares	1,732	9,804
Embracer Group AB(1)(2)	920	6,878
Essity AB, B Shares	95,703	2,795,991
H & M Hennes & Mauritz AB, B Shares	123,889	2,263,257
Husqvarna AB, B Shares	1,335	5,305
Industrivarden AB, A Shares	19,822	1,121,917
Loomis AB	32,407	1,829,843
Nordnet AB publ	46,381	1,743,021
Paradox Interactive AB	4,076	61,324
Peab AB, Class B	52,442	537,545
Saab AB, Class B	50,194	3,317,012
Skandinaviska Enskilda Banken AB, A Shares	48,843	1,140,459
Skanska AB, B Shares	83,948	2,381,760
SKF AB, B Shares	98,911	2,861,157
SSAB AB, A Shares	19,710	212,007
SSAB AB, B Shares	46,702	505,582
Svenska Handelsbanken AB, A Shares	1,098	16,921
Swedbank AB, A Shares	101,415	3,972,958
Swedish Orphan Biovitrum AB(1)	2,358	110,585
Telefonaktiebolaget LM Ericsson, ADR	425,460	4,292,891
Telia Co. AB	468,265	2,129,190
Trelleborg AB, B Shares	66	3,094
Volvo AB, A Shares	224	8,077
Volvo AB, B Shares	76	2,741
Volvo Car AB, Class B(1)(2)	36,514	74,714
		39,903,621
Switzerland — 8.2%
Accelleron Industries AG	61,253	5,515,694
Bachem Holding AG, Class B(2)	1,552	145,100
Banque Cantonale Vaudoise	1,569	251,609
Barry Callebaut AG	1,907	2,625,883
DKSH Holding AG	5,800	472,504
EFG International AG(1)	19,267	380,741
Emmi AG	128	133,093
Flughafen Zurich AG	9,887	2,552,449
Helvetia Baloise Holding AG	2,841	752,481
Holcim AG(1)	38,088	3,340,050
Julius Baer Group Ltd.	109,213	10,141,043

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Kuehne & Nagel International AG	940	$250,575
Logitech International SA(2)	70,935	6,967,965
On Holding AG, Class A(1)	108	3,078
Partners Group Holding AG	7,195	6,515,536
Roche Holding AG	83,704	36,488,321
Roche Holding AG, Bearer Shares	3,563	1,586,527
SFS Group AG(1)	7,544	1,256,203
Siegfried Holding AG(1)	160	14,315
Sika AG	1,747	414,380
Swatch Group AG	376	17,072
Swiss Life Holding AG	5,426	6,155,333
Swiss Re AG	89,824	15,577,476
Swisscom AG	9,504	7,355,942
Swissquote Group Holding SA	160	8,284
UBS Group AG	550,950	30,698,934
Vontobel Holding AG	587	67,645
Zurich Insurance Group AG	41,029	30,024,419
		169,712,652
United Kingdom — 13.9%
3i Group PLC	73,783	2,792,271
Aberdeen Group PLC	719,811	2,429,808
Admiral Group PLC	158,668	8,605,660
Associated British Foods PLC	118,336	3,263,820
Beazley PLC	70,986	1,242,246
BP PLC, ADR	557,405	23,895,952
BT Group PLC	3,085,763	8,539,567
Burberry Group PLC(1)	118,061	1,708,915
Diageo PLC, ADR	103,688	9,523,743
easyJet PLC	291,298	2,612,705
Fresnillo PLC	88,516	3,711,497
Games Workshop Group PLC	17,662	4,379,722
Glencore PLC	203,485	1,623,808
GSK PLC, ADR	206,600	10,381,650
Howden Joinery Group PLC	251,103	2,668,722
HSBC Holdings PLC, ADR	8,070	832,340
JD Sports Fashion PLC	1,525,878	1,769,448
JET2 PLC	75,285	1,529,802
Kingfisher PLC	836,254	3,534,703
Legal & General Group PLC	2,979,904	11,691,724
Lion Finance Group PLC	6,225	1,121,140
M&G PLC	918,654	4,328,769
Marks & Spencer Group PLC	1,217,288	6,453,261
NatWest Group PLC, ADR	1,119,573	20,376,229
Next PLC	56,350	11,783,641
Rightmove PLC	510,541	3,504,454
Rolls-Royce Holdings PLC	1,313,605	26,697,918
Shell PLC, ADR	392,103	35,857,819
Smiths Group PLC	130,072	4,545,975
Softcat PLC	49,271	1,375,243
St. James's Place PLC	256,172	4,040,932
Standard Chartered PLC	448,001	13,010,922
Sunbelt Rentals Holdings, Inc.	151,426	10,760,823
Sunbelt Rentals Holdings, Inc.	150,808	10,900,402

Schedule of Investments - Avantis International Large Cap Value ETF

	Shares	Value
Tesco PLC	1,730,609	$10,714,054
Vodafone Group PLC, ADR	640,585	10,274,983
Whitbread PLC	66,124	2,171,829
Wise Group PLC(1)	242,051	3,158,699
		287,815,196
United States — 0.0%
Coeur Mining, Inc.(2)	2,167	44,983
TOTAL COMMON STOCKS (Cost $1,745,418,036)		2,069,922,167
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,013,663	1,013,663
State Street Navigator Securities Lending Government Money Market Portfolio(3)	17,625,759	17,625,759
TOTAL SHORT-TERM INVESTMENTS (Cost $18,639,422)		18,639,422
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,764,057,458)		2,088,561,589
OTHER ASSETS AND LIABILITIES — (0.6)%		(12,452,530)
TOTAL NET ASSETS — 100.0%		$2,076,109,059

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	32.1%
Industrials	17.8%
Energy	12.1%
Materials	10.7%
Consumer Discretionary	9.9%
Communication Services	4.5%
Health Care	4.1%
Consumer Staples	4.1%
Information Technology	3.6%
Real Estate	0.6%
Utilities	0.2%
Short-Term Investments	0.9%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $28,158,935. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $29,703,500, which includes securities collateral of $12,077,741.

Schedule of Investments - Avantis International Large Cap Value ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$30,107,140	$86,510,943	—
Denmark	10,065,039	2,993,834	—
France	15,595,634	159,803,924	—
Germany	448,832	160,740,191	—
Italy	20,083,551	73,292,148	—
Japan	64,885,505	357,218,103	—
Netherlands	34,519,251	22,788,984	—
Norway	6,244,731	9,330,806	—
Spain	53,311,306	43,239,199	—
Sweden	4,292,891	35,610,730	—
Switzerland	30,702,012	139,010,640	—
United Kingdom	122,043,118	165,772,078	—
Other Countries	—	421,311,577	—
Short-Term Investments	18,639,422	—	—
	$410,938,432	$1,677,623,157	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.7%
Australia — 9.1%
29Metals Ltd.(1)	53,888	$14,654
Accent Group Ltd.	41,736	21,368
Adairs Ltd.	21,448	21,496
Aeris Resources Ltd.(1)	98,768	35,312
AGL Energy Ltd.(2)	36,362	223,651
AIC Mines Ltd.(1)	9,528	5,522
Alkane Resources Ltd.(1)	60,260	81,887
Alkane Resources Ltd.(1)	43,966	59,321
Alpha HPA Ltd.(1)	78,691	31,249
Amotiv Ltd.	16,517	74,901
AMP Ltd.	309,148	526,569
Amplitude Energy Ltd.(1)	36,575	42,457
Ansell Ltd.	19,976	582,818
Antipa Minerals Ltd.(1)	68,616	30,463
Appen Ltd.(1)	37,836	30,716
Arafura Rare Earths Ltd.(1)	582,304	85,381
ARB Corp. Ltd.(2)	11,087	152,352
Argosy Minerals Ltd.(1)(2)	202,406	6,237
Astral Resources NL(1)	195,198	28,650
Atlantic Lithium Ltd.(1)	363	78
AUB Group Ltd.	372	7,749
Audinate Group Ltd.(1)	8,595	14,780
Aurelia Metals Ltd.(1)	191,505	62,413
Aurizon Holdings Ltd.	218,929	573,570
Ausgold Ltd.(1)	55,397	57,357
Aussie Broadband Ltd.	39,113	120,765
Austal Ltd.(1)	53,893	159,474
Australian Clinical Labs Ltd.	20,508	40,883
Australian Ethical Investment Ltd.	12,870	42,919
Australian Finance Group Ltd.	25,988	27,917
Baby Bunting Group Ltd.(1)(2)	20,723	18,430
Ballard Mining Ltd.(1)	3,328	1,762
Bank of Queensland Ltd.(2)	106,011	495,423
Bannerman Energy Ltd.(1)(2)	35,552	112,897
Bapcor Ltd.(2)	72,781	35,358
Beach Energy Ltd.	245,947	152,437
Bega Cheese Ltd.	43,325	187,930
Bellavista Resources Ltd.(1)	2,269	576
Bellevue Gold Ltd.(1)	172,823	199,049
Bendigo & Adelaide Bank Ltd.	42,667	327,629
Berkeley Energia Ltd.(1)	59,711	20,287
Black Cat Syndicate Ltd.(1)	74,918	57,674
Boab Metals Ltd.(1)	67,809	24,300
Boss Energy Ltd.(1)(2)	44,484	45,119
Bravura Solutions Ltd.	5,572	12,609
Breville Group Ltd.(2)	14,916	345,945
Brightstar Resources Ltd.(1)	110,064	46,106
Broken Hill Mines Ltd.(1)	1,032	550
Capricorn Metals Ltd.	51,560	613,406

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Catalyst Metals Ltd.(1)	32,117	$149,666
edar Woods Properties Ltd.	9,075	45,870
Cettire Ltd.(1)(2)	19,048	3,001
Chalice Mining Ltd.(1)(2)	151	143
Challenger Ltd.	73,781	498,584
Champion Iron Ltd.	52,783	132,331
Chrysos Corp. Ltd.(1)	9,987	49,320
Civmec Australia Ltd.	23,900	30,762
Cleanaway Waste Management Ltd.	269,932	502,312
Clinuvel Pharmaceuticals Ltd.	5,511	31,640
Coast Entertainment Holdings Ltd.(1)	11,426	4,262
Cobram Estate Olives Ltd.(2)	42,234	87,398
Codan Ltd.	11,762	395,194
Collins Foods Ltd.	17,261	100,700
Core Lithium Ltd.(1)	426,396	115,856
Coronado Global Resources, Inc.(1)	102,370	16,495
Credit Corp. Group Ltd.(2)	9,820	98,436
Cuscal Ltd.	3,028	11,975
Data#3 Ltd.	19,262	151,802
Deep Yellow Ltd.(1)	151,351	177,070
Delta Lithium Ltd.(1)	43,292	5,578
Deterra Royalties Ltd.	59,083	173,690
Develop Global Ltd.(1)	32,014	123,859
DGL Group Ltd.(1)	2,597	512
Dicker Data Ltd.	19,394	203,199
Domino's Pizza Enterprises Ltd.	9,921	147,621
Downer EDI Ltd.	96,246	450,822
Dyno Nobel Ltd.	197,049	532,946
Elders Ltd.	31,483	135,561
Electro Optic Systems Holdings Ltd.(1)(2)	7,394	51,875
Elevra Lithium Ltd.(1)(2)	8,858	52,125
Elixir Energy Ltd.(1)	257,296	8,855
Elsight Ltd.(1)	25,915	95,836
Emeco Holdings Ltd.(1)	43,263	35,299
Emerald Resources NL(1)	72,396	363,963
EML Payments Ltd.(1)	48,837	8,568
Endeavour Group Ltd.	227,519	511,409
EQT Holdings Ltd.	2,374	32,727
European Lithium Ltd.(1)	39,768	10,499
EVT Ltd.	13,951	151,629
Fenix Resources Ltd.	61,374	11,864
FireFly Metals Ltd.(1)	26,364	34,317
FleetPartners Group Ltd.	27,139	81,218
Flight Centre Travel Group Ltd.(2)	25,730	216,162
Focus Minerals Ltd.(1)	11,249	16,286
Forrestania Resources Ltd.(1)	27,128	7,086
G8 Education Ltd.	1,166	113
Galan Lithium Ltd.(1)	70,303	19,863
Gemlife Communities Group	2,944	9,763
Generation Development Group Ltd.	35,147	79,813
Genesis Minerals Ltd.(1)	129,072	759,097
GenusPlus Group Ltd.	11,942	71,775

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
GR Engineering Services Ltd.	11,903	$56,114
GrainCorp Ltd., A Shares	28,184	124,723
Grange Resources Ltd.(1)	39,763	3,838
Guzman y Gomez Ltd.(2)	8,157	165,082
GWA Group Ltd.	26,575	39,010
Hansen Technologies Ltd.	21,776	53,328
Harvey Norman Holdings Ltd.	50,688	155,310
Healius Ltd.(1)	2,484	755
Helia Group Ltd.	39,073	140,945
Helloworld Travel Ltd.	7,550	8,572
HMC Capital Ltd.	23,971	55,730
IDP Education Ltd.	39,359	49,655
IGO Ltd.(1)	79,215	492,154
Iluka Resources Ltd.	53,822	263,742
Imdex Ltd.	68,874	172,828
Immutep Ltd.(1)	6,007	206
Inghams Group Ltd.	47,700	69,305
Invictus Energy Ltd.(1)(2)	239,778	10,971
ioneer Ltd.(1)	235,052	18,405
IPD Group Ltd.	1,244	4,757
IPH Ltd.	30,889	73,856
Judo Capital Holdings Ltd.(1)	88,361	64,125
Jumbo Interactive Ltd.	7,335	38,455
Jupiter Mines Ltd.	160,558	29,882
Karoon Energy Ltd.	114,934	144,143
Kelly Partners Group Holdings Ltd.(1)	2,515	8,463
Kelsian Group Ltd.	28,575	87,000
Kingsgate Consolidated Ltd.	30,327	120,607
Kogan.com Ltd.	9,410	24,519
L1 Group Ltd.	107,596	101,737
Lake Resources NL(1)(2)	269,141	8,841
Lendlease Corp. Ltd.	80,280	168,810
Lifestyle Communities Ltd.(1)(2)	11,789	44,059
Lindian Resources Ltd.(1)	37,211	20,352
Lindsay Australia Ltd.	20,292	10,972
Liontown Ltd.(1)	17,209	15,077
Lotus Resources Ltd.(1)(2)	41,684	7,590
Lovisa Holdings Ltd.(2)	9,766	179,357
Lycopodium Ltd.	1,389	22,804
MA Financial Group Ltd.	12,784	55,355
Maas Group Holdings Ltd.	23,638	89,765
Macmahon Holdings Ltd.	219,990	155,810
Macquarie Technology Group Ltd.(1)	1,888	76,886
Mader Group Ltd.	7,455	32,937
Magellan Financial Group Ltd.	26,091	167,611
Mayne Pharma Group Ltd.(1)	5,894	13,108
McMillan Shakespeare Ltd.	9,406	140,039
Meeka Metals Ltd.(1)	326,686	29,263
Megaport Ltd.(1)	31,126	367,894
Mesoblast Ltd.(1)(2)	107,941	182,004
Metals X Ltd.(1)	133,177	181,957
Metcash Ltd.	158,865	334,359

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Metro Mining Ltd.(1)	30,905	$30,209
MGX Resources Ltd.(1)	25,073	6,645
Minerals 260 Ltd.(1)	281,446	177,445
Monadelphous Group Ltd.	14,927	307,737
Myer Holdings Ltd.(2)	148,174	21,216
MyState Ltd.	15,971	54,820
Nanosonics Ltd.(1)	36,264	71,591
Navigator Global Investments Ltd.	54,206	94,348
Netwealth Group Ltd.	19,173	295,531
Neuren Pharmaceuticals Ltd.(1)	18,329	258,722
New Hope Corp. Ltd.(2)	90,463	391,233
New Murchison Gold Ltd.(1)	1,145,683	56,596
nib holdings Ltd.	69,111	336,050
Nick Scali Ltd.(2)	10,390	110,553
Nickel Industries Ltd.(1)	273,998	167,446
Nine Entertainment Co. Holdings Ltd.	42,797	29,546
Novonix Ltd.(1)(2)	36,068	2,840
NRW Holdings Ltd.	73,670	398,206
Nufarm Ltd.(1)	43,475	98,632
Nuix Ltd.(1)	22,738	32,442
Objective Corp. Ltd.	3,030	14,213
OFX Group Ltd.(1)	17,352	10,317
Omni Bridgeway Ltd.(1)	11,151	11,589
oOh!media Ltd.(2)	86,170	100,926
Ora Banda Mining Ltd.(1)	185,820	203,484
Orora Ltd.	143,555	149,951
Paladin Energy Ltd.(1)	3,129	25,924
Paladin Energy Ltd.(1)(2)	2,814	23,085
Pantoro Gold Ltd.(1)	45,660	88,660
Peet Ltd.	1,768	2,404
Peninsula Energy Ltd.(1)(2)	31,443	6,509
Perenti Ltd.	116,933	188,977
Perpetual Ltd.	12,858	175,483
Perseus Mining Ltd.	172,973	803,193
PEXA Group Ltd.(1)	15,982	83,591
Pinnacle Investment Management Group Ltd.	21,286	256,571
PolyNovo Ltd.(1)(2)	64,760	46,581
Praemium Ltd.	51,489	25,067
Premier Investments Ltd.	11,394	94,107
PWR Holdings Ltd.(2)	13,329	110,030
Qualitas Ltd.	15,791	32,826
Ramelius Resources Ltd.	193,721	531,633
Redox Ltd.	28,247	67,942
Regal Partners Ltd.	23,196	42,953
Regis Resources Ltd.	120,201	714,427
Reliance Worldwide Corp. Ltd.	84,861	254,265
Renascor Resources Ltd.(1)(2)	98,442	4,021
Resolute Mining Ltd.(1)	380,422	373,444
Ricegrowers Ltd.(2)	8,070	77,136
Ridley Corp. Ltd.(2)	47,547	89,160
Rox Resources Ltd.(1)	140,473	59,376
SEEK Ltd.	42,720	448,828

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Select Harvests Ltd.	19,390	$62,539
Service Stream Ltd.	81,717	141,671
Silver Mines Ltd.(1)(2)	310,005	36,671
Sims Ltd.	26,375	458,850
SiteMinder Ltd.(1)(2)	35,166	75,320
SKS Technologies Group Ltd.	10,552	61,964
SmartGroup Corp. Ltd.	20,762	158,478
Southern Cross Electrical Engineering Ltd.	3,940	11,675
SRG Global Ltd.	79,619	216,949
St Barbara Ltd.(1)	193,737	106,759
Stanmore Resources Ltd.	35,200	69,022
Star Entertainment Group Ltd.(1)	251,015	23,356
Steadfast Group Ltd.	137,428	572,938
Strickland Metals Ltd.(1)	186,988	10,970
Strike Energy Ltd.(1)	256,235	21,094
Super Retail Group Ltd.	22,907	220,395
Superloop Ltd.(1)	66,724	137,469
Supply Network Ltd.(2)	2,973	76,232
Syrah Resources Ltd.(1)(2)	127,680	10,515
Tasmea Ltd.(2)	20,347	136,821
Telix Pharmaceuticals Ltd.(1)	27	298
Temple & Webster Group Ltd.(1)	6,200	21,303
Terracom Ltd.(1)(2)	26,259	1,509
Titan Minerals Ltd.(1)	32,904	14,727
Treasury Wine Estates Ltd.(1)	99,401	389,844
Tuas Ltd.(1)	38,945	57,064
Tyro Payments Ltd.(1)	61,895	32,545
Unico Silver Ltd.(1)	7,832	4,793
Universal Store Holdings Ltd.	10,138	59,606
Vault Minerals Ltd.	167,406	799,285
Ventia Services Group Ltd.	99,836	389,315
Viva Energy Group Ltd.	170,453	361,497
Vulcan Energy Resources Ltd.(1)(2)	44,909	86,281
Wagners Holding Co. Ltd.	18,545	55,618
Washington H Soul Pattinson & Co. Ltd.	207	6,591
WEB Travel Group Ltd.(1)	4,096	11,081
Webjet Group Ltd.	13,237	3,414
West African Resources Ltd.(1)	178,451	478,666
Westgold Resources Ltd.	46,484	212,172
Whitehaven Coal Ltd.	97,939	601,068
Wildcat Resources Ltd.(1)(2)	119,389	32,429
Zip Co. Ltd.(1)(2)	2,734	4,882
		32,042,367
Austria — 0.8%
CA Immobilien Anlagen AG	12,235	331,216
CPI Europe AG(1)	11,664	208,310
DO & Co. AG	2,458	578,904
FACC AG	7,612	148,600
Lenzing AG(1)	6,774	179,998
Mayr Melnhof Karton AG	879	77,302
Oesterreichische Post AG	8,140	293,356
Palfinger AG	2,258	83,265

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Porr AG	7,883	$340,795
Wienerberger AG	21,538	489,846
Zumtobel Group AG	3,752	17,517
		2,749,109
Belgium — 1.3%
AGFA-Gevaert NV(1)	3,311	1,813
Barco NV	19,287	175,527
Bekaert SA	7,850	356,078
bpost SA(1)(2)	13,636	20,464
CMB Tech NV	31,132	568,883
EVS(2)	2,692	92,541
Fagron	9,463	244,529
Gimv NV	4,341	221,126
Kinepolis Group NV	3,016	163,575
Lakefront Biotherapeutics NV, ADR(1)(2)	7,449	212,296
Melexis NV	5,953	456,628
Ontex Group NV(1)(2)	4,742	14,924
Proximus SADP	37,957	279,764
Recticel SA	9,598	146,499
Solvay SA	15,267	458,303
Tessenderlo Group SA	4,111	109,583
Umicore SA	29,592	813,318
VGP NV	3,706	344,264
		4,680,115
Canada — 11.3%
5N Plus, Inc.(1)	10,207	187,798
Acadian Timber Corp.	368	4,511
ADENTRA, Inc.	2,166	55,512
Advantage Energy Ltd.(1)	14,093	113,175
Aecon Group, Inc.	5,692	178,364
Ag Growth International, Inc.(2)	1,284	12,414
AGF Management Ltd., Class B	5,186	81,048
Air Canada(1)	15,562	306,423
AKITA Drilling Ltd.(1)(2)	941	2,600
Algoma Steel Group, Inc.(1)(2)	8,757	36,899
Algonquin Power & Utilities Corp.	66,946	379,181
Allied Gold Corp.(1)	7,778	183,401
Altius Minerals Corp.	4,215	195,886
Altus Group Ltd.	444	15,054
Americas Gold & Silver Corp.(1)(2)	8,155	43,954
Amerigo Resources Ltd.	15,878	93,942
Andean Precious Metals Corp.(1)(2)	4,123	20,616
Aris Mining Corp.(1)	21,744	434,739
Aritzia, Inc.(1)	5,702	543,355
Arizona Metals Corp.(1)	362	59
Atco Ltd., Class I	6,519	349,950
Athabasca Oil Corp.(1)	45,863	351,761
Atrium Mortgage Investment Corp.	5,071	41,345
ATS Corp.(1)	5,700	109,891
AutoCanada, Inc.(1)(2)	1,852	29,772
Avino Silver & Gold Mines Ltd.(1)(2)	13,725	100,614
Aya Gold & Silver, Inc.(1)	5,242	146,222

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
B2Gold Corp.	135,263	$741,729
Badger Infrastructure Solutions Ltd.	3,399	203,849
Ballard Power Systems, Inc.(1)(2)	29,358	68,208
Baytex Energy Corp.	73,637	357,572
Birchcliff Energy Ltd.	23,360	110,062
Bird Construction, Inc.	7,184	350,919
Black Diamond Group Ltd.	4,374	53,841
Boston Pizza Royalties Income Fund	721	10,888
Boyd Group Services, Inc.	1,489	129,341
BRP, Inc.	3,664	226,219
Canada Goose Holdings, Inc.(1)(2)	3,636	30,039
Canada Packers, Inc.	1,044	12,550
Canadian Tire Corp. Ltd., Class A(2)	4,748	643,435
Canfor Corp.(1)	5,580	58,177
Capital Power Corp.	11,863	546,351
Capstone Copper Corp.(1)	68,495	794,689
Cardinal Energy Ltd.	14,608	126,375
Cargojet, Inc.	520	31,711
Cascades, Inc.	5,680	67,826
Cavvy Energy Ltd.(1)	3,612	5,734
Centerra Gold, Inc.	24,088	551,993
CES Energy Solutions Corp.	24,516	328,484
Chorus Aviation, Inc.	878	17,719
Cineplex, Inc.(1)(2)	10	86
Cogeco Communications, Inc.	1,073	46,382
Cogeco, Inc.	329	13,322
Computer Modelling Group Ltd.	5,280	15,467
Defi Technologies, Inc.(1)(2)	44,068	25,755
Definity Financial Corp.	12,034	638,190
Descartes Systems Group, Inc.(1)	7,390	594,687
Dexterra Group, Inc.	408	4,039
Discovery Mining Ltd.(1)	76,901	684,699
Docebo, Inc.(1)(2)	1,576	41,778
Doman Building Materials Group Ltd.	5,571	43,010
DPM Metals, Inc.	22,085	999,597
DREAM Unlimited Corp., Class A	3,011	39,431
Dynacor Group, Inc.	1,749	7,117
Eldorado Gold Corp.	20,075	899,207
Element Fleet Management Corp.	16,660	316,744
Eloro Resources Ltd.(1)(2)	10,859	16,140
Empire Co. Ltd., Class A	5,464	188,724
Endeavour Silver Corp.(1)	31,856	341,327
Enerflex Ltd.	12,449	253,839
Energy Fuels, Inc.(1)	8,921	131,585
Enghouse Systems Ltd.	2,789	34,914
Ensign Energy Services, Inc.(1)(2)	5,280	14,096
EQB, Inc.	2,903	267,186
Equinox Gold Corp. (Toronto)	60,917	786,763
ERO Copper Corp.(1)	10,992	409,003
Exchange Income Corp.	2,377	205,345
Extendicare, Inc.	6,735	148,603
Fiera Capital Corp.(2)	9,126	30,026

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Finning International, Inc.	12,001	$787,367
Firm Capital Mortgage Investment Corp.	4,231	35,595
First Majestic Silver Corp.	17,652	364,261
First Mining Gold Corp.(1)	128,784	81,771
FirstService Corp. (Toronto)	3,696	514,339
Fortuna Mining Corp.(1)	31,291	377,718
Freehold Royalties Ltd.	13,823	175,536
Frontera Energy Corp.	2,217	13,693
G Mining Ventures Corp.(1)(2)	8,353	314,786
Galiano Gold, Inc.(1)	22,582	51,325
Gibson Energy, Inc.	15,859	356,898
Global Atomic Corp.(1)(2)	54,149	21,879
goeasy Ltd.(2)	1,260	38,429
GoGold Resources, Inc.(1)	42,288	131,506
GoldMining, Inc.(1)(2)	17,927	19,402
Greenfire Resources Ltd.(1)	5,258	32,437
Groupe Dynamite, Inc.(2)	1,482	67,655
Hammond Power Solutions, Inc.	306	52,539
Headwater Exploration, Inc.	24,651	257,191
High Liner Foods, Inc.	844	9,159
Highlander Silver Corp.(1)	812	4,488
Hudbay Minerals, Inc.	33,398	955,950
i-80 Gold Corp.(1)(2)	40,587	73,504
IAMGOLD Corp.(1)	45,284	926,297
Imperial Metals Corp.(1)	8,868	59,826
Interfor Corp.(1)	6,937	71,224
International Petroleum Corp.(1)(2)	7,414	186,159
IsoEnergy Ltd.(1)	3,529	39,493
Jaguar Mining, Inc.(1)(2)	3,994	22,046
Jamieson Wellness, Inc.	2,857	94,227
Journey Energy, Inc.(1)(2)	2,603	11,025
K92 Mining, Inc.(1)	27,584	583,146
K-Bro Linen, Inc.	1,310	44,160
Keel Infrastructure Corp.(1)(2)	28,878	90,429
Kelt Exploration Ltd.(1)	14,093	107,786
Kinaxis, Inc.(1)	1,657	211,723
Knight Therapeutics, Inc.(1)	1,216	8,475
Labrador Iron Ore Royalty Corp.	6,482	123,845
Laurentian Bank of Canada	3,529	103,378
Leon's Furniture Ltd.	1,893	32,958
Lightspeed Commerce, Inc.(1)(2)	15,194	160,168
Linamar Corp.	4,273	304,424
Lithium Americas Corp.(1)	29,762	92,553
Lithium Argentina AG(1)(2)	1,438	9,805
Magellan Aerospace Corp.	1,233	29,776
Major Drilling Group International, Inc.(1)	9,586	117,374
Maple Leaf Foods, Inc.	8,162	156,415
Marimaca Copper Corp.(1)	780	4,733
Martinrea International, Inc.	5,280	39,049
Mattr Corp.(1)	5,280	68,193
MCAN Mortgage Corp.	3,238	51,866
MDA Space Ltd.(1)(2)	8,236	237,878

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Medical Facilities Corp.	1,663	$18,622
Mega Uranium Ltd.(1)	42,888	19,805
Meren Energy, Inc.	40,961	67,384
Methanex Corp.	5,826	342,847
Montage Gold Corp.(1)	2,857	40,115
MTY Food Group, Inc.	1,748	43,929
Mullen Group Ltd.	7,551	140,837
Neo Performance Materials, Inc.	4,346	98,400
New Pacific Metals Corp.(1)(2)	38	260
North American Construction Group Ltd.	2,603	34,915
North West Co., Inc.	4,868	170,527
Northland Power, Inc.	27,204	407,093
Nouveau Monde Graphite, Inc.(1)	15	22
Obsidian Energy Ltd.(1)(2)	6,108	70,161
OceanaGold Corp.	26,875	790,572
Onex Corp.	6,004	489,045
Open Text Corp.	14,696	366,671
OR Royalties, Inc.	13,072	482,814
Orezone Gold Corp.(1)	58,292	113,139
Osisko Metals, Inc.(1)(2)	54,293	67,771
Paramount Resources Ltd., A Shares	7,535	171,800
Parex Resources, Inc.	11,329	233,128
Pason Systems, Inc.	7,887	84,336
Pet Valu Holdings Ltd.	6,492	87,266
PetroTal Corp.(1)	53,280	19,990
Peyto Exploration & Development Corp.	17,604	319,576
PHX Energy Services Corp.	5,222	48,303
Pine Cliff Energy Ltd.	15,966	6,336
Pizza Pizza Royalty Corp.	2,603	22,481
PMET Resources, Inc.(1)(2)	12,188	43,794
PrairieSky Royalty Ltd.	20,534	542,852
Precision Drilling Corp.(1)	1,264	115,898
Premium Brands Holdings Corp.	2,127	121,747
Propel Holdings, Inc.(2)	2,387	43,918
Quebecor, Inc., Class B	3,089	136,826
Real Matters, Inc.(1)(2)	5,280	17,258
RFA Financial, Inc.(2)	1,605	30,549
Richelieu Hardware Ltd.	4,150	106,509
Rio2 Ltd.(1)	57,917	144,589
Rogers Sugar, Inc.(2)	10,241	50,098
Russel Metals, Inc.	5,818	309,675
Saturn Oil & Gas, Inc.(1)(2)	10,907	49,894
Savaria Corp.	6,321	127,382
Seabridge Gold, Inc.(1)(2)	2,785	88,637
Secure Waste Infrastructure Corp.	17,303	306,621
Sienna Senior Living, Inc.	10,698	160,862
Silvercorp Metals, Inc.	26,485	329,259
South Bow Corp.	18,679	706,485
Spartan Delta Corp.(1)	21,059	198,746
Spin Master Corp., VTG Shares	2,600	37,557
Sprott, Inc.(2)	2,104	276,566
SSR Mining, Inc.(2)	19,257	723,761

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Stella-Jones, Inc.	5,081	$252,923
Steppe Gold Ltd.(1)	9,593	12,320
StorageVault Canada, Inc.	18,446	57,629
Strathcona Resources Ltd.	4,570	141,029
Superior Plus Corp.	13,683	71,182
Surge Energy, Inc.	7,834	62,912
Talisker Resources Ltd.(1)	457	498
Talon Metals Corp.(1)(2)	6,360	34,784
Tamarack Valley Energy Ltd.	52,806	516,649
Telesat Corp.(1)	1,241	53,770
Tenaz Energy Corp.(1)	3,642	170,991
Timbercreek Financial Corp.	6,643	27,656
Topaz Energy Corp.	11,329	262,882
Torex Gold Resources, Inc.	9,375	458,282
Total Energy Services, Inc.	2,603	59,011
TransAlta Corp.	30,214	365,589
Transcontinental, Inc., Class A	7,141	28,184
Trekor Metals Ltd.(1)	42,813	387,987
Trican Well Service Ltd.	20,735	93,655
Triple Flag Precious Metals Corp.	6,794	228,632
Trisura Group Ltd.(1)	5,405	161,961
Valeura Energy, Inc.(1)(2)	9,286	90,853
Valor Gold Corp.(1)(2)	968	3,129
Vermilion Energy, Inc.	16,288	208,837
Vitalhub Corp.(1)(2)	3,321	20,607
Vizsla Silver Corp.(1)	3,604	14,562
Vox Royalty Corp.	5,488	30,157
Vox Royalty Corp.	5,290	29,123
Wajax Corp.	2,603	55,874
Wesdome Gold Mines Ltd.(1)	15,062	361,023
West Fraser Timber Co. Ltd.	3,778	257,437
Western Copper & Gold Corp.(1)(2)	13,048	32,951
Westshore Terminals Investment Corp.	3,609	107,415
Whitecap Resources, Inc.	17,863	231,480
Winpak Ltd.	2,603	82,638
		39,811,358
Denmark — 1.7%
AL Sydbank	5,326	562,000
ALK-Abello AS	520	16,849
Alm Brand AS	102,836	274,944
Ambu AS, Class B	3,028	33,399
Bavarian Nordic AS(1)	10,707	361,319
cBrain AS	849	10,825
Chemometec AS	2,333	179,507
D/S Norden AS	3,026	169,143
Dfds AS(1)	3,116	72,600
FLSmidth & Co. AS	4,327	396,174
GN Store Nord AS(1)	11,584	173,352
Green Hydrogen Systems AS(1)	1,379	2
H&H International AS, B Shares(1)	1,034	16,516
Harboes Bryggeri AS, Class B	107	2,142
ISS AS	11,876	531,604

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
NKT AS(1)	5,698	$809,700
NTG Nordic Transport Group AS(1)	1,760	77,021
Per Aarsleff Holding AS	2,273	246,668
Ringkjoebing Landbobank AS	2,686	749,058
Rockwool AS, B Shares	1,596	51,148
Royal Unibrew AS	5,265	349,336
Schouw & Co. AS	1,534	185,904
SJF Bank AS	1,132	80,989
Skjern Bank	143	8,723
Solar AS, B Shares(1)	363	11,524
SP Group AS	1,482	113,489
TORM PLC, Class A	9,162	300,905
Zealand Pharma AS(1)	5,285	245,885
		6,030,726
Finland — 1.0%
Anora Group OYJ(2)	4,467	20,171
Bittium OYJ	4,389	189,005
Finnair OYJ(1)	16,264	84,580
F-Secure OYJ	10,628	24,337
GRK Infra OYJ	1,391	34,657
Harvia OYJ	2,263	117,149
Hiab OYJ, B Shares	172	12,584
Huhtamaki OYJ	12,194	453,590
Incap OYJ(1)(2)	1,562	15,342
Kalmar OYJ, B Shares	6,292	283,041
Kemira OYJ	14,346	292,566
Lumo Kodit OYJ	16,894	158,417
Mandatum OYJ(2)	61,074	449,473
Marimekko OYJ	4,467	49,716
Metsa Board OYJ, Class B(1)(2)	15,443	61,349
Nokian Renkaat OYJ(2)	19,757	377,319
Outokumpu OYJ	57,643	376,945
Puuilo OYJ	13,480	266,798
Raisio OYJ, V Shares	6,732	19,194
Revenio Group OYJ(1)	3	52
Tokmanni Group Corp.(2)	6,017	51,631
YIT OYJ(1)	17,137	66,504
		3,404,420
France — 3.3%
Air France-KLM(1)	6,592	88,428
Alten SA	3,948	351,444
Antin Infrastructure Partners SA	4,155	42,219
Aperam SA	7,169	391,370
Aramis Group SAS(1)	3,351	15,023
Arkema SA	8,801	612,524
Atos Group(1)	7	227
Beneteau SACA	5,480	37,067
Boiron SA	635	18,793
Caisse Regionale de Credit Agricole Mutuel Nord de France	1,253	43,919
Carbios SACA(1)	2,165	15,600
Catana Group	2,416	5,281
Cie des Alpes	3,395	78,800

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Clariane SE(1)	37,365	$172,662
Coface SA	15,132	278,295
Derichebourg SA	18,465	197,819
Equasens	189	7,173
Eramet SA(1)(2)	72	3,786
Etablissements Maurel et Prom SA	11,425	106,182
Eurazeo SE	4,240	247,170
Euroapi SA(1)	875	932
Eutelsat Communications SACA(1)	30,775	65,646
Exosens SAS	5,363	361,884
FDJ UNITED(2)	17,678	458,371
Fnac Darty SA	1,548	62,073
Forvia SE(1)	27,592	292,761
Genfit SA(1)	259	4,256
GL Events SACA	1,886	64,548
ID Logistics Group SACA(1)	424	163,240
Imerys SA	5,118	147,665
Interparfums SA	456	14,942
IPSOS SA	5,461	244,565
JCDecaux SE	11,119	303,906
Kaufman & Broad SA	53	1,472
La Francaise De L'energie SACA(1)	358	11,519
LISI SA	3,191	224,940
Louis Hachette Group	95,955	199,252
Lumibird	1,432	41,335
Maisons du Monde SA(1)(2)	2,580	648
Manitou BF SA	1,240	29,595
Mersen SA	2,748	121,250
Metropole Television SA(2)	4,266	59,374
Nexans SA	2,255	365,265
Nexity SA(1)(2)	6,434	49,307
North Atlantic Energies(2)	438	43,998
Opmobility	9,485	138,794
OVH Groupe SA(1)	4,684	81,359
Planisware SA	3,404	98,904
Pluxee NV	12,351	229,765
Pullup Entertainment	736	6,947
Remy Cointreau SA(2)	3,238	171,356
Robertet SA	132	123,969
Rubis SCA	8,369	326,268
SEB SA	3,101	215,183
Seche Environnement SACA(2)	4	366
SES SA	65,428	371,859
SMCP SA(1)(2)	6,293	49,813
Societe BIC SA	3,711	293,356
SOITEC(1)	759	101,594
Solutions 30 SE(1)	13,117	8,671
Sopra Steria Group	1,800	373,197
STIF SA	15	814
Teleperformance SE	6,259	505,730
Television Francaise 1 SA	6,427	50,941
Tikehau Capital SCA	3,649	70,897

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Trigano SA	1,427	$256,565
Ubisoft Entertainment SA(1)(2)	12,701	74,526
Unify Group(1)	2,101	4,197
Valeo SE	35,688	596,080
Vallourec SACA	30,501	663,518
Vicat SACA	2,429	181,569
Virbac SACA	564	211,130
Viridien(1)	1,289	132,213
Vivendi SE	102,326	191,388
Voltalia SA(1)(2)	6,604	52,389
Worldline SA(1)(2)	392	6,240
X-Fab Silicon Foundries SE(1)	10,070	70,699
		11,706,823
Germany — 3.4%
1&1 AG	3,911	105,628
2G Energy AG	856	54,784
7C Solarparken AG(1)	3,709	7,458
Adesso SE	259	19,176
Adtran Networks SE	952	25,541
AIXTRON SE	15,951	662,340
All for One Group SE	218	16,993
Alzchem Group AG	594	113,558
Aroundtown SA	97,140	214,898
ASTA Energy Solutions AG(1)	596	42,356
Atoss Software SE	1,102	129,181
Aumann AG	423	6,747
Aumovio SE(1)	6,213	265,141
Aurubis AG	2,132	437,361
Basler AG	1,599	43,079
BayWa AG(1)	27	82
Bechtle AG	3,604	155,595
Befesa SA	4,040	169,022
Bijou Brigitte AG	251	13,649
Bilfinger SE	4,067	394,731
Bitcoin Group SE	437	13,549
Borussia Dortmund GmbH & Co. KGaA	7,313	28,121
BRANICKS Group AG(1)	1,352	1,033
CANCOM SE	2,273	57,828
Carl Zeiss Meditec AG	492	18,301
Ceconomy AG(1)	13,701	65,256
Cewe Stiftung & Co. KGaA	501	61,418
Clearvise AG(1)	856	1,023
Datagroup SE	148	13,409
Dermapharm Holding SE	1,351	61,232
Deutsche Beteiligungs AG	1,309	32,188
Deutsche Pfandbriefbank AG(1)	13,529	53,187
Deutsche Rohstoff AG	447	44,860
Deutz AG	13,957	205,834
Douglas AG(1)	1,480	13,663
Draegerwerk AG & Co. KGaA	108	10,446
Draegerwerk AG & Co. KGaA, Preference Shares	458	59,793
Duerr AG	4,135	88,464

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Eckert & Ziegler SE	3,682	$55,465
Einhell Germany AG, Preference Shares	409	35,737
Elmos Semiconductor SE	354	53,851
ElringKlinger AG	1,693	10,226
Fielmann Group AG	2,516	113,787
flatexDEGIRO SE	9,270	411,643
Fraport AG Frankfurt Airport Services Worldwide	2,194	160,839
Friedrich Vorwerk Group SE	851	76,832
FUCHS SE, Preference Shares	5,909	276,064
Gerresheimer AG(1)	4,096	133,294
Grenke AG	2,486	33,832
Heidelberger Druckmaschinen AG(1)	28,457	48,700
HelloFresh SE(1)	13,640	43,478
Hornbach Holding AG & Co. KGaA	1,136	109,071
HUGO BOSS AG	556	24,918
Hypoport SE(1)	52	5,280
Indus Holding AG	1,925	82,276
Init Innovation in Traffic Systems SE	562	29,373
Instone Real Estate Group SE	952	8,177
IONOS Group SE(1)	6,616	270,345
Jenoptik AG	5,329	246,223
JOST Werke SE	1,629	118,181
Jungheinrich AG, Preference Shares	4,613	140,940
K&S AG	19,031	364,833
Koenig & Bauer AG(1)	954	9,982
Krones AG	1,238	173,259
KWS Saat SE & Co. KGaA	1,041	94,737
Lang & Schwarz AG	765	16,063
Lanxess AG	7,311	126,539
LEG Immobilien SE	10,084	574,112
MBB SE	140	30,170
Medios AG(1)	1,673	21,654
Mensch und Maschine Software SE	723	30,561
Mutares SE & Co. KGaA	1,761	51,777
Nagarro SE	809	73,066
Norma Group SE	2,837	65,823
Patrizia SE	3,962	34,489
Pentixapharm Holding AG(1)	39	84
Pfeiffer Vacuum Technology AG	237	45,367
Pfisterer Holding SE	938	74,367
Platform Group SE & Co. KGaA(1)	638	755
PNE AG	760	6,466
ProCredit Holding AG	2,269	23,017
Puma SE(1)	8,575	252,503
RENK Group AG	10,634	579,236
SAF-Holland SE	4,595	118,230
Salzgitter AG	2,484	163,710
Schaeffler AG	6,786	58,065
Schott Pharma AG & Co. KGaA	5,329	142,777
Secunet Security Networks AG	141	29,221
SGL Carbon SE(1)	5,766	27,553
Siltronic AG(1)	1,549	141,938

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sixt SE	1,276	$108,091
Sixt SE, Preference Shares	1,587	112,484
SMA Solar Technology AG(1)	1,478	101,390
Stabilus SE	2,788	55,766
Steico SE	448	9,852
STO SE & Co. KGaA, Preference Shares	204	24,481
STRATEC SE	773	22,771
Stroeer SE & Co. KGaA	3,808	172,941
Suedzucker AG(1)	7,546	111,887
SUSS MicroTec SE	1,628	131,817
TAG Immobilien AG	25,094	367,638
TeamViewer SE(1)	20,658	168,183
Technotrans SE	616	20,050
thyssenkrupp AG	35,462	593,699
Tkms AG& Co. KGaA(1)	1,726	176,277
United Internet AG	2,823	89,240
Verbio SE(1)	1,617	58,710
VIB Vermoegen AG(1)	308	2,231
Wacker Chemie AG(1)	1,660	180,638
Wacker Neuson SE	3,463	91,578
Washtec AG	977	45,403
Wuestenrot & Wuerttembergische AG	1,867	31,295
		12,202,233
Hong Kong — 1.4%
APAC Resources Ltd.	120,000	28,202
Asia Tele-Net & Technology Corp. Ltd.	20,000	13,286
AV Concept Holdings Ltd.	58,000	10,267
Baozun, Inc., ADR(1)	1,935	5,495
Bright Smart Securities & Commodities Group Ltd.(1)(2)	36,000	34,399
Cafe de Coral Holdings Ltd.(2)	50,000	33,631
Chow Sang Sang Holdings International Ltd.	47,000	83,824
CITIC Telecom International Holdings Ltd.	254,000	79,021
Citychamp Watch & Jewellery Group Ltd.(1)(2)	34,000	402
CMBC Capital Holdings Ltd.(1)	49,000	4,497
Comba Telecom Systems Holdings Ltd.	222,000	20,648
Cowell e Holdings, Inc.(2)	37,000	120,175
CPBIO Holding Co. Ltd.(1)	6,500	7,281
Crystal International Group Ltd.	26,500	23,627
Dah Sing Banking Group Ltd.	67,200	123,183
Dah Sing Financial Holdings Ltd.	26,400	152,841
Deep Source Holdings Ltd.(1)(2)	430,000	30,970
Dream International Ltd.	21,000	18,605
EC Healthcare(1)	1,000	54
Emperor Watch & Jewellery Ltd.	240,000	9,148
Fameglow Holdings Ltd.(1)	41,000	120,822
First Pacific Co. Ltd.	366,000	232,218
Giordano International Ltd.	30,000	5,320
Great Eagle Holdings Ltd.	17,000	32,978
Guotai Junan International Holdings Ltd.(2)	420,000	153,463
Hang Lung Group Ltd.	123,000	194,081
Hao Tian International Construction Investment Group Ltd.(1)(2)	216,000	441
Health & Happiness H&H International Holdings Ltd.	2,000	4,673

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
HKBN Ltd.	55,000	$42,806
Hong Kong Technology Venture Co. Ltd.(1)	4,000	520
Hong Kong Zcloud Technology Construction Ltd.(1)	64,000	42,504
Hutchison Telecommunications Hong Kong Holdings Ltd.	90,000	13,253
Hysan Development Co. Ltd.	108,000	219,227
IGG, Inc.	85,000	33,155
Impro Precision Industries Ltd.	75,000	82,234
ITC Properties Group Ltd.(1)	45,000	14,732
Johnson Electric Holdings Ltd.	61,500	153,665
JS Global Lifestyle Co. Ltd.(1)(2)	109,500	20,350
Karrie International Holdings Ltd.	86,000	21,543
Kerry Properties Ltd.	92,000	215,965
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	1,133	67
Luk Fook Holdings International Ltd.	46,000	127,117
Man Wah Holdings Ltd.(2)	254,000	100,413
Melco International Development Ltd.(1)	118,000	46,306
Midland Holdings Ltd.	74,000	18,116
Mobvista, Inc.(1)	80,000	110,980
Modern Dental Group Ltd.	57,000	60,150
New World Development Co. Ltd.(1)(2)	238,000	199,673
Pacific Basin Shipping Ltd.	652,000	346,706
Pacific Textiles Holdings Ltd.	15,000	1,817
PAX Global Technology Ltd.	89,000	46,249
Plover Bay Technologies Ltd.	14,000	13,697
Rongzun International Holdings Group Ltd.	75,000	55,026
Sa Sa International Holdings Ltd.	180,000	22,374
Singamas Container Holdings Ltd.	78,000	4,379
SJM Holdings Ltd.(1)(2)	400,000	70,276
Stella International Holdings Ltd.(2)	92,500	146,145
SUNeVision Holdings Ltd.(2)	51,000	31,773
Texhong International Group Ltd.(1)	2,000	1,593
Time Interconnect Technology Ltd.(2)	6,000	13,681
Truly International Holdings Ltd.	46,000	4,920
TS Lines Ltd.	47,000	82,538
TVB Ltd.(1)	36,100	10,296
United Energy Group Ltd.(1)(2)	2,226,000	118,039
United Laboratories International Holdings Ltd.(2)	116,000	121,867
Value Partners Group Ltd.	105,000	26,177
Valuetronics Holdings Ltd.	46,200	36,693
Vitasoy International Holdings Ltd.(2)	82,000	67,516
VSTECS Holdings Ltd.	72,000	90,601
VTech Holdings Ltd.(2)	22,700	148,122
WK Group Holdings Ltd.(1)	150,000	14,905
Yue Yuen Industrial Holdings Ltd.(2)	160,500	274,964
		4,816,682
Ireland — 0.2%
Cairn Homes PLC	2,547	7,467
Glenveagh Properties PLC(1)	148,314	422,260
Origin Enterprises PLC	11,569	61,976
Uniphar PLC	75,942	374,432
		866,135
Israel — 3.8%
Ackerstein Group Ltd.	7,827	19,058

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Afcon Holdings Ltd.	32	$5,340
Africa Israel Residences Ltd.	452	35,437
Airport City Ltd.(1)	5,520	99,495
Alony Hetz Properties & Investments Ltd.	17,067	181,913
Altshuler Shaham Finance Ltd.	4,241	9,572
Amot Investments Ltd.	27,398	178,987
Analyst IMS Investment Management Services Ltd.	114	5,212
Argo Properties NV(1)	2,173	95,276
Aryt Industries Ltd.	3,948	20,770
Ashdod Refinery Ltd.(1)	665	27,095
Ashtrom Group Ltd.	4,082	76,574
AudioCodes Ltd.	1,138	11,380
Aura Investments Ltd.	18,162	108,673
Ayalon Holdings Ltd.	1,428	81,899
Azorim-Investment Development & Construction Co. Ltd.	828	4,664
B Communications Ltd.(1)	1,594	5
Bezeq The Israeli Telecommunication Corp. Ltd.	95,911	252,523
Big Shopping Centers Ltd.	1,957	443,686
Blue Square Real Estate Ltd.	450	45,164
Camtek Ltd.(1)	638	85,925
Carasso Motors Ltd.	4,068	36,001
Cellcom Israel Ltd.	15,306	181,183
Cellebrite DI Ltd.(1)	2,738	32,856
Ceragon Networks Ltd.(1)	2,113	4,374
Clal Insurance Enterprises Holdings Ltd.	8,196	723,702
Cognyte Software Ltd.(1)	351	3,110
Danel Adir Yeoshua Ltd.	295	41,895
Danya Cebus Ltd.	1,249	44,510
Delek Automotive Systems Ltd.(1)	5,411	35,304
Delek Group Ltd.	7,466	211,117
Delek Yizum Nechasim Ltd.(1)	677	14,491
Delta Galil Ltd.	1,290	78,268
Direct Finance of Direct Group 2006 Ltd.	4	882
Doral Group Renewable Energy Resources Ltd.(1)	11,961	262,090
El Al Israel Airlines Ltd.	29,770	169,698
Electra Consumer Products 1970 Ltd.	1,368	30,137
Electra Ltd.	3,529	138,929
Energix-Renewable Energies Ltd.	17,323	118,805
Enlight Renewable Energy Ltd.(1)	12,104	945,518
Equital Ltd.(1)	1,954	70,465
Etoro Group Ltd., Class A(1)	2,845	90,983
Fattal Holdings 1998 Ltd.(1)	848	202,013
FIBI Holdings Ltd.	1,631	169,734
Fiverr International Ltd.(1)	1,764	16,723
Formula Systems 1985 Ltd.	614	78,644
Fox Wizel Ltd.	1,007	110,376
G City Ltd.	6,819	25,749
Gav-Yam Lands Corp. Ltd.	896	11,268
Gilat Satellite Networks Ltd.(1)	9,848	95,701
Hagag Group Real Estate Development	1,295	8,989
Harel Insurance Investments & Financial Services Ltd.	4,861	314,447
Hilan Ltd.	1,929	156,187
IBI Investment House Ltd.	343	48,315

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
IDI Insurance Co. Ltd.	1,263	$110,897
IES Holdings Ltd.(1)	3	697
Inmode Ltd.(1)	3,897	58,299
Inrom Construction Industries Ltd.	11,386	96,720
Isracard Ltd.(1)	19,919	75,321
Israel Canada TR Ltd.	17,549	84,190
Israel Corp. Ltd.	3,378	95,066
Isras Holdings Ltd.	227	28,834
Isras Investment Co. Ltd.	100	27,196
Isrotel Ltd.(1)	2,119	94,493
Ituran Location & Control Ltd.	1,469	74,860
Kamada Ltd.	3,912	31,951
Kenon Holdings Ltd.	2,265	154,559
Kornit Digital Ltd.(1)	2,292	38,597
Kvutzat Acro Ltd.(1)	2,072	27,602
Land Development Nimrodi Group Ltd.	548	7,332
M Yochananof & Sons Ltd.	430	49,145
Malam-Team Holding Ltd.(1)	606	33,358
Matrix IT Ltd.	4,789	176,453
Max Stock Ltd.	11,668	147,850
Maytronics Ltd.(1)	2,284	1,920
Mega Or Holdings Ltd.	2,207	331,890
Melisron Ltd.	15	2,048
Menora Mivtachim Holdings Ltd.	1,368	236,053
Meshek Energy Renewable Energies Ltd.(1)	29,344	102,390
Meshulam Levinstein Contracting & Engineering Ltd.	151	18,323
Migdal Insurance & Financial Holdings Ltd.(1)	84,796	573,152
Mivne Real Estate KD Ltd.	64,907	279,514
Mivtach Shamir Holdings Ltd.	561	72,784
Monday.com Ltd.(1)	3,029	306,353
Nayax Ltd.(1)	861	44,987
Neto Malinda Trading Ltd.	1,352	52,683
Next Vision Stabilized Systems Ltd.	3,648	255,330
Nexxen International Ltd.(1)	2,883	28,109
Nice Ltd., ADR(1)	664	72,496
Novolog Ltd.	18,548	4,797
Oddity Tech Ltd., Class A(1)	324	4,666
OG Rimon Consulting Ltd.(1)	2,104	82,747
Oil Refineries Ltd.	308,842	218,683
One Software Technologies Ltd.	4,336	100,030
OPC Energy Ltd.(1)	6,457	215,171
Orion Retail Properties Ltd.(1)	823	464
Oron Group Investments & Holdings Ltd.(1)	404	4,276
OY Nofar Energy Ltd.(1)	2,765	153,316
Palram Industries 1990 Ltd.	953	14,713
Partner Communications Co. Ltd.	23,401	288,916
Paz Retail & Energy Ltd.	831	241,637
Perion Network Ltd.(1)	2,122	20,672
Polyram Plastic Industries Ltd.	1,797	5,093
Prashkovsky Investments & Construction Ltd.	926	40,605
Priortech Ltd.(1)	213	20,097
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	963	112,972
Retailors Ltd.(1)	2,411	15,200

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Scope Metals Group Ltd.	1,122	$110,258
Shapir Engineering & Industry Ltd.	2,329	33,093
Shikun & Binui Ltd.(1)	27,284	162,536
Shikun & Binui Soltec Renewable Energy(1)	28,707	40,345
Shufersal Ltd.	23,911	301,609
Silicom Ltd.(1)	264	11,365
SimilarWeb Ltd.(1)	108	1,003
Strauss Group Ltd.	5,613	211,142
Summit Real Estate Holdings Ltd.	3,971	64,222
Tadiran Group Ltd.(1)	5	343
Tamar Petroleum Ltd.	3,860	36,140
TAT Technologies Ltd.(1)	1,669	60,635
TAT Technologies Ltd.(1)	1,336	47,915
Tel Aviv Stock Exchange Ltd.	9,132	388,565
Telsys Ltd.	301	35,647
Turpaz Industries Ltd.	696	13,213
YD More Investments Ltd.	4,073	55,912
YH Dimri Construction & Development Ltd.	708	87,366
ZIM Integrated Shipping Services Ltd.	11,852	324,745
		13,582,673
Italy — 2.3%
ACEA SpA	7,938	193,180
Amplifon SpA	15,003	210,908
Ariston Holding NV	6,357	28,573
Arnoldo Mondadori Editore SpA	15,760	38,430
Avio SpA(2)	4,747	162,281
Azimut Holding SpA	17,419	783,230
Banca IFIS SpA(2)	4,751	82,315
Banca Sistema SpA(1)	9,817	18,246
Banco di Desio e della Brianza SpA	5,000	101,544
BFF Bank SpA(1)(2)	34,132	124,595
Biesse SpA(1)(2)	761	4,646
Brembo NV	18,518	217,828
Cairo Communication SpA	7,359	19,409
Carel Industries SpA	6,503	202,790
Cembre SpA	603	58,808
Cementir Holding NV	6,019	101,073
CIR SpA-Compagnie Industriali(1)	93,703	81,963
Credito Emiliano SpA	10,655	251,045
Cy4gate SpA(1)	1,301	14,745
d'Amico International Shipping SA	5,244	44,832
Danieli & C Officine Meccaniche SpA(2)	1,766	136,510
Danieli & C Officine Meccaniche SpA, Preference Shares	6,183	322,730
De' Longhi SpA	7,886	387,775
Digital Bros SpA(1)(2)	355	5,094
doValue SpA(2)	2,660	5,023
El.En. SpA	7,283	130,596
Enav SpA	38,528	223,981
Equita Group SpA	2,517	17,205
ERG SpA	8,428	217,731
Esprinet SpA	3,986	32,351
Eurogroup Laminations SpA(1)	5,306	6,196

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Ferretti SpA(2)	22,273	$80,555
Fila SpA	5,416	65,154
Fincantieri SpA(1)(2)	10,210	148,166
GPI SpA	1,294	20,450
GVS SpA(1)	4,305	23,854
Industrie De Nora SpA	3,603	28,279
Intercos SpA	6,836	111,365
Iren SpA	84,783	242,958
Italian Sea Group SpA(1)	1,475	2,196
Iveco Group NV	27,492	445,161
Juventus Football Club SpA(1)(2)	48	116
Maire SpA	21,214	307,749
MFE-MediaForEurope NV, Class A(2)	26,474	79,180
MFE-MediaForEurope NV, Class B(2)	7,631	32,387
NewPrinces SpA(1)(2)	2,006	36,935
Nexi SpA(2)	75,747	387,279
Orsero SpA	1,035	20,563
OVS SpA	25,840	178,840
Pharmanutra SpA	503	47,945
Piaggio & C SpA(2)	21,926	51,052
RAI Way SpA	11,155	58,941
Reply SpA	65	9,218
Safilo Group SpA(1)	25,904	54,527
Saipem SpA(2)	95,989	510,655
Salvatore Ferragamo SpA(1)	9,088	100,908
Sanlorenzo SpA(2)	1,559	68,704
Sesa SpA	1,005	111,112
Sogefi SpA(1)(2)	8,285	19,789
Tamburi Investment Partners SpA	2,960	33,778
Technogym SpA	15,975	245,632
Tesmec SpA(1)	17,796	8,242
TREVI - Finanziaria Industriale SpA(1)(2)	8,791	47,168
TXT e-solutions SpA	1,591	96,942
Webuild SpA(2)	71,859	185,477
Wiit SpA(2)	1,080	36,343
Zignago Vetro SpA(2)	4,142	33,298
		8,156,551
Japan — 32.6%
77 Bank Ltd.	15,100	375,453
A&D HOLON Holdings Co. Ltd.	4,200	75,786
AB & Company Co. Ltd.	800	7,964
Achilles Corp.	200	2,317
AD Works Group Co. Ltd.	5,300	14,391
ADEKA Corp.	11,500	333,565
Ad-sol Nissin Corp.	1,200	10,730
Advanced Media, Inc.	700	4,694
Aeon Fantasy Co. Ltd.	600	10,676
AEON Financial Service Co. Ltd.	15,700	164,032
Aeon Hokkaido Corp.(2)	4,100	22,260
Aeon Kyushu Co. Ltd.	600	10,508
AeroEdge Co. Ltd.(1)	200	1,951
Ahresty Corp.	1,600	7,019

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Ai Holdings Corp.	4,720	$87,967
Aica Kogyo Co. Ltd.	2,900	75,225
Aichi Corp.	3,600	33,233
Aichi Electric Co. Ltd.	100	5,593
Aichi Financial Group, Inc.	33,800	416,030
Aichi Steel Corp.	4,500	91,719
Aichi Tokei Denki Co. Ltd.	800	14,798
Aida Engineering Ltd.	2,900	21,350
Aidma Holdings, Inc.	400	2,458
AIMECHATEC Ltd.	1,500	58,628
Ain Holdings, Inc.	3,000	115,380
Aiphone Co. Ltd.	700	12,535
Air Water, Inc.	23,900	391,655
Airport Facilities Co. Ltd.	2,100	12,698
Airtrip Corp.	600	3,061
Aisan Industry Co. Ltd.	4,200	62,353
AIT Corp.	200	2,953
Aizawa Securities Group Co. Ltd.	2,600	30,124
Akatsuki, Inc.	600	14,835
Akebono Brake Industry Co. Ltd.(1)(2)	14,400	9,753
Akita Bank Ltd.	2,400	134,117
Albis Co. Ltd.	100	1,579
Alconix Corp.	2,800	59,072
Alfresa Holdings Corp.	23,800	344,620
Alinco, Inc.	300	2,134
Allied Telesis Holdings KK	5,100	8,415
Alpen Co. Ltd.	1,800	26,893
Alpha Systems, Inc.	100	2,155
AlphaPolis Co. Ltd.	700	5,179
Alps Alpine Co. Ltd.	23,700	332,702
Altech Corp.	900	5,004
Amano Corp.	3,600	89,191
Amiya Corp.	400	11,344
Amiyaki Tei Co. Ltd.	600	5,290
Amuse, Inc.	100	1,199
Amvis Holdings, Inc.	2,900	7,546
Anabuki Kosan, Inc.	100	1,475
And ST HD Co. Ltd.	3,700	78,229
Anest Iwata Corp.	4,200	52,122
Anicom Holdings, Inc.	6,100	42,074
Anritsu Corp.	13,800	293,578
Anycolor, Inc.	2,900	55,088
AOKI Holdings, Inc.	4,500	49,849
Aoyama Trading Co. Ltd.	18,000	87,009
Aozora Bank Ltd.	15,300	325,478
Appier Group, Inc.	8,600	77,159
Arakawa Chemical Industries Ltd.	700	9,324
Arata Corp.	3,000	51,144
Araya Industrial Co. Ltd.(2)	600	10,325
ARCLANDS Corp.	8,187	94,933
Arcs Co. Ltd.	5,700	133,538
ARE Holdings, Inc.	2,500	61,483

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Arealink Co. Ltd.	400	$2,347
Argo Graphics, Inc.	6,700	56,114
Arisawa Manufacturing Co. Ltd.	3,100	52,533
Artience Co. Ltd.	4,900	157,496
Artnature, Inc.	300	1,654
Artner Co. Ltd.	200	1,222
As One Corp.	7,600	120,137
Asahi Co. Ltd.	2,100	17,420
Asahi Diamond Industrial Co. Ltd.	6,500	49,212
Asahi Kogyosha Co. Ltd.	1,900	46,562
Asahi Net, Inc.	400	1,553
Asahi Printing Co. Ltd.	300	1,699
Asahi Yukizai Corp.(2)	1,400	51,873
Asanuma Corp.	9,700	55,133
Asax Co. Ltd.	300	1,674
Ascentech KK	1,800	5,422
Asia Pile Holdings Corp.	4,900	47,670
ASKA Pharmaceutical Holdings Co. Ltd.	200	2,645
Astena Holdings Co. Ltd.	2,400	8,243
Atom Corp.(1)	100	242
Atrae, Inc.	500	2,797
Aucnet, Inc.	4,000	36,056
Autobacs Seven Co. Ltd.	8,400	83,051
Avant Group Corp.	2,400	17,978
Avex, Inc.	3,800	30,841
Awa Bank Ltd.	5,400	336,844
Axial Retailing, Inc.	8,800	70,864
Axyz Co. Ltd.	100	2,238
AZ-COM MARUWA Holdings, Inc.	4,400	24,901
AZOOM Co. Ltd.	400	12,365
Bando Chemical Industries Ltd.	3,000	46,788
Bank of Iwate Ltd.	8,500	137,515
Bank of Nagoya Ltd.	5,500	248,850
Bank of Saga Ltd.	1,800	73,775
Bank of the Ryukyus Ltd.	6,600	133,779
Base Co. Ltd.	600	12,846
BASE, Inc.(2)	4,900	11,440
baudroie, Inc.	1,200	22,248
Beauty Garage, Inc.	400	4,001
Belc Co. Ltd.	1,300	55,575
Bell System24 Holdings, Inc.	3,500	30,545
Belluna Co. Ltd.	3,300	22,399
Bengo4.com, Inc.(1)	1,200	40,189
Bewith, Inc.	1,000	10,768
Bic Camera, Inc.	11,200	124,784
BIPROGY, Inc.	7,500	223,579
Blue Zones Holdings Co. Ltd.	15,200	175,522
BML, Inc.	2,100	48,207
Bookoff Group Holdings Ltd.	2,500	48,457
Bourbon Corp.	200	3,873
Broadleaf Co. Ltd.	17,300	54,055
BRONCO BILLY Co. Ltd.	2,600	47,021

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Buffalo, Inc.	1,600	$31,512
Bunka Shutter Co. Ltd.	6,700	79,782
Bushiroad, Inc.	7,400	20,968
Business Brain Showa-Ota, Inc.	600	4,177
Business Engineering Corp.	3,600	32,944
BuySell Technologies Co. Ltd.	4,200	83,355
C Uyemura & Co. Ltd.	800	99,557
CAC Holdings Corp.	800	9,871
Calbee, Inc.	11,800	228,738
Carlit Co. Ltd.(2)	1,300	17,159
Casio Computer Co. Ltd.	3,300	51,710
Cawachi Ltd.	1,600	37,266
CCI Group, Inc.	33,400	269,292
Celsys, Inc.	2,100	25,626
Central Automotive Products Ltd.	5,200	71,560
Central Glass Co. Ltd.	3,300	93,960
Central Security Patrols Co. Ltd.	200	3,487
Central Sports Co. Ltd.	100	1,536
Ceres, Inc.	900	12,424
Change Holdings, Inc.	4,500	29,002
Charm Care Corp. KK	1,300	11,404
Chiba Kogyo Bank Ltd.	5,100	83,925
Chikaranomoto Holdings Co. Ltd.(2)	800	8,079
Chino Corp.	1,800	18,956
Chiyoda Co. Ltd.	3,200	19,870
Chiyoda Integre Co. Ltd.	200	4,367
Chofu Seisakusho Co. Ltd.	2,200	29,114
Chori Co. Ltd.	1,300	34,680
Chubu Shiryo Co. Ltd.	2,600	32,723
Chubu Steel Plate Co. Ltd.(2)	1,400	18,769
Chudenko Corp.	3,600	113,596
Chuetsu Pulp & Paper Co. Ltd.	100	1,406
Chugai Ro Co. Ltd.	500	12,597
Chugin Financial Group, Inc.	23,500	522,851
Chugoku Electric Power Co., Inc.(2)	44,100	277,918
Chugoku Marine Paints Ltd.	3,200	71,629
Chuo Spring Co. Ltd.(2)	1,400	32,442
Chuo Warehouse Co. Ltd.	1,700	19,377
Citizen Watch Co. Ltd.	26,100	458,967
CKD Corp.	5,200	179,888
CK-San-Etsu Co. Ltd.	100	3,307
Cleanup Corp.	500	3,113
CMK Corp.	10,100	47,780
Coca-Cola Bottlers Japan Holdings, Inc.	17,000	418,150
COLOPL, Inc.	9,400	26,090
Colowide Co. Ltd.(2)	13,300	178,554
Computer Engineering & Consulting Ltd.	2,800	44,943
Computer Institute of Japan Ltd.	4,100	14,129
COMSYS Holdings Corp.	15,400	525,187
Comture Corp.	1,500	12,825
Copro-Holdings Co. Ltd.	1,800	10,500
Core Concept Technologies, Inc.	500	4,629

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Corona Corp.	300	$1,827
Cosel Co. Ltd.	2,200	18,267
Cosmo Energy Holdings Co. Ltd.	14,600	389,717
Cosmos Pharmaceutical Corp.	3,400	138,578
Cover Corp.(1)(2)	3,600	37,773
Create Restaurants Holdings, Inc.	36,520	172,023
Create SD Holdings Co. Ltd.	3,500	74,359
Creek & River Co. Ltd.	500	4,831
Cresco Ltd.	3,000	38,575
Cross Cat Co. Ltd.	200	1,338
CTI Engineering Co. Ltd.	1,500	30,278
CTS Co. Ltd.	500	2,615
CUC, Inc.(1)	500	2,327
Curves Holdings Co. Ltd.	6,400	37,956
Cybertrust Japan Co. Ltd.	400	3,431
Cybozu, Inc.(2)	2,400	48,975
Dai Nippon Toryo Co. Ltd.	2,500	25,157
Daicel Corp.	25,500	236,124
Dai-Dan Co. Ltd.	14,000	239,761
Daido Metal Co. Ltd.	3,200	24,379
Daido Steel Co. Ltd.	18,900	268,800
Daiei Kankyo Co. Ltd.	6,200	150,543
Daihatsu Infinearth Mfg Co. Ltd.	1,500	29,122
Daihen Corp.	1,200	95,771
Daiho Corp.	2,000	10,386
Dai-Ichi Cutter Kogyo KK	200	1,753
Daiichi Jitsugyo Co. Ltd.	2,100	50,024
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(2)	2,900	47,931
Daiichikosho Co. Ltd.	10,600	126,019
Daiki Aluminium Industry Co. Ltd.	3,500	41,553
Daikoku Denki Co. Ltd.	700	11,251
Daikokutenbussan Co. Ltd.	400	11,608
Daikyonishikawa Corp.	5,300	37,802
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,400	55,387
Daio Paper Corp.	12,300	75,697
Daiseki Co. Ltd.	5,300	125,709
Daishi Hokuetsu Financial Group, Inc.	33,100	536,948
Daishinku Corp.	900	4,421
Daisue Construction Co. Ltd.	500	11,421
Daito Pharmaceutical Co. Ltd.	2,820	23,506
Daitron Co. Ltd.	2,100	52,826
Daiwa Ltd.	3,500	37,973
Daiwabo Holdings Co. Ltd.	8,900	211,314
Datasection, Inc.(1)	2,000	21,046
DCM Holdings Co. Ltd.	14,100	140,499
Demae-Can Co. Ltd.(1)	400	452
DeNA Co. Ltd.(2)	7,300	117,402
Denka Co. Ltd.	11,300	236,252
Dentsu Soken, Inc.	6,900	123,139
Denyo Co. Ltd.	1,500	38,955
Dexerials Corp.	27,500	524,369
DIC Corp.	10,500	329,638

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Digital Arts, Inc.	700	$20,099
Digital Hearts Holdings Co. Ltd.	300	1,985
Digital Information Technologies Corp.	1,400	8,472
Dip Corp.	3,500	40,356
DKK Co. Ltd.	600	12,551
DKS Co. Ltd.	900	76,582
DMG Mori Co. Ltd.	21,500	399,695
Doshisha Co. Ltd.	2,900	54,969
Double Standard, Inc.	200	1,733
Doutor Nichires Holdings Co. Ltd.	3,800	80,906
DTS Corp.	15,900	114,119
Duskin Co. Ltd.	6,000	177,248
DyDo Group Holdings, Inc.	2,300	43,908
Dynapac Co. Ltd.	100	1,533
Eagle Industry Co. Ltd.	2,400	45,857
Earth Corp.	1,600	49,523
EAT&HOLDINGS Co. Ltd.	100	1,292
Ebara Foods Industry, Inc.	100	1,609
Ebase Co. Ltd.	500	1,385
Eco's Co. Ltd.	100	1,621
EDION Corp.	8,700	138,811
eGuarantee, Inc.	4,400	48,147
Ehime Bank Ltd.	4,800	94,090
Eiken Chemical Co. Ltd.	200	2,908
Eizo Corp.	4,200	82,696
EJ Holdings, Inc.	300	3,535
Elan Corp.	100	468
Elecom Co. Ltd.	3,000	37,812
Electric Power Development Co. Ltd.	15,900	406,667
EM Systems Co. Ltd.	300	1,132
en, Inc.	2,100	22,386
Endo Lighting Corp.	800	12,846
Enigmo, Inc.	200	544
Enplas Corp.	800	51,627
Enshu Truck Co. Ltd.	100	2,009
Envipro Holdings, Inc.	1,800	8,882
eRex Co. Ltd.	2,800	15,222
ERI Holdings Co. Ltd.	900	9,497
ES-Con Japan Ltd.	200	1,398
ESPEC Corp.	2,000	49,768
Eternal Hospitality Group Co. Ltd.	2,200	19,877
eWeLL Co. Ltd.	400	5,515
ExaWizards, Inc.(1)(2)	6,200	32,429
Exedy Corp.	3,600	139,425
EXEO Group, Inc.	24,500	404,078
Ezaki Glico Co. Ltd.	400	12,933
FALCO HOLDINGS Co. Ltd.	200	3,651
FCC Co. Ltd.	5,500	143,304
f-code, Inc.(1)	400	3,698
Feed One Co. Ltd.	3,300	29,595
Ferrotec Corp.	4,200	242,473
FFRI Security, Inc.	300	10,534

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Fibergate, Inc.	300	$1,502
FIDEA Holdings Co. Ltd.	1,700	30,534
Financial Partners Group Co. Ltd.(2)	4,900	52,875
FINDEX, Inc.	300	1,586
Fintech Global, Inc.	15,300	15,847
First Bank of Toyama Ltd.	8,600	182,213
First Juken Co. Ltd.	200	1,425
Fit Easy, Inc.	900	16,814
Fixstars Corp.(2)	4,100	58,607
FJ Next Holdings Co. Ltd.	1,700	21,936
Food & Life Cos. Ltd.	1,000	36,794
Forval Corp.	200	1,263
Foster Electric Co. Ltd.(2)	2,200	41,764
FP Corp.	4,000	70,264
FP Partner, Inc.	1,100	16,238
France Bed Holdings Co. Ltd.	100	824
Freebit Co. Ltd.	800	9,046
Fudo Tetra Corp.	1,900	33,731
Fuji Co. Ltd.	4,600	59,185
Fuji Corp. Ltd.	500	2,410
Fuji Kyuko Co. Ltd.	2,800	48,825
Fuji Media Holdings, Inc.	4,600	120,792
Fuji Oil Co. Ltd.	1,200	34,703
Fuji Pharma Co. Ltd.	2,300	25,780
Fuji Seal International, Inc.	4,600	95,579
Fujibo Holdings, Inc.	4,000	85,765
Fujicco Co. Ltd.	1,000	10,212
Fujii Sangyo Corp.	100	2,754
Fujikura Composites, Inc.(2)	1,900	32,347
Fujikura Kasei Co. Ltd.	2,500	15,046
Fujimi, Inc.	8,500	187,499
Fujishoji Co. Ltd.	100	642
Fujita Kanko, Inc.(2)	3,700	70,107
Fujiya Co. Ltd.	600	9,460
FuKoKu Co. Ltd.	700	8,998
Fukuda Corp.	1,600	48,224
Fukuda Denshi Co. Ltd.	2,300	175,651
Fukui Bank Ltd.	2,900	126,423
Fukui Computer Holdings, Inc.	700	13,638
Fukuyama Transporting Co. Ltd.	1,900	74,813
FULLCAST Holdings Co. Ltd.	1,500	17,709
Fumakilla Ltd.	200	1,511
Funai Soken Holdings, Inc.	9,800	72,886
Furukawa Co. Ltd.	2,500	69,344
Furuno Electric Co. Ltd.	2,100	99,109
Furuya Metal Co. Ltd.	2,400	135,439
Furyu Corp.	2,300	20,566
Fuso Chemical Co. Ltd.	5,300	98,547
Fuso Pharmaceutical Industries Ltd.	100	1,431
Futaba Corp.	2,400	11,481
Futaba Industrial Co. Ltd.	7,500	52,674
Future Corp.	3,400	52,114

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Fuyo General Lease Co. Ltd.	7,500	$207,288
G-7 Holdings, Inc.	400	3,621
GA Technologies Co. Ltd.	2,000	19,963
Gakken Holdings Co. Ltd.	3,000	19,566
Gakkyusha Co. Ltd.	100	1,660
Gakujo Co. Ltd.	200	2,170
Galilei Holdings Co. Ltd.	2,400	52,879
GENDA, Inc.(2)	14,200	66,152
Geniee, Inc.(1)	700	4,204
Genki Global Dining Concepts Corp.(2)	1,100	24,615
Genky DrugStores Co. Ltd.	1,700	38,917
GENOVA, Inc.	200	828
Geo Holdings Corp.	3,400	51,838
Gift Holdings, Inc.	3,000	45,433
Giken Ltd.	1,400	16,868
Global Security Experts, Inc.	400	12,132
GLOBERIDE, Inc.	1,100	17,157
Glory Ltd.	4,400	133,253
GLtechno Holdings, Inc.	310	10,096
GMO Financial Holdings, Inc.	4,700	35,786
GMO internet group, Inc.	5,400	141,671
GMO Payment Gateway, Inc.	2,800	165,502
GMS Group Co. Ltd.	400	871
Godo Steel Ltd.(2)	1,200	22,867
Goldcrest Co. Ltd.	1,900	39,420
Goldwin, Inc.	800	10,752
Good Com Asset Co. Ltd.(2)	1,200	11,647
Grandy House Corp.	300	1,076
GREE Holdings, Inc.	8,100	21,781
Greens Co. Ltd.	1,300	17,292
grems, Inc.	1,200	18,658
GS Yuasa Corp.	10,700	355,400
GSI Creos Corp.	1,200	20,399
G-Tekt Corp.	3,800	55,431
Gun-Ei Chemical Industry Co. Ltd.	600	16,460
Gunma Bank Ltd.	22,700	401,763
Gunze Ltd.	3,600	93,726
H.U. Group Holdings, Inc.	7,700	174,310
H2O Retailing Corp.	13,400	255,119
Hachijuni Nagano Bank Ltd.	3,900	65,967
Hagihara Industries, Inc.	1,300	15,321
Hagoromo Foods Corp.	100	2,290
Hakuhodo DY Holdings, Inc.	24,800	212,006
Hakuto Co. Ltd.	1,200	39,710
Halows Co. Ltd.	1,100	28,349
Hamakyorex Co. Ltd.	7,700	89,391
Hanwa Co. Ltd.	17,100	199,925
Happinet Corp.	3,800	90,644
Harima Chemicals Group, Inc.	300	2,109
Hashimoto Sogyo Holdings Co. Ltd.	200	1,789
Hazama Ando Corp.	15,300	183,560
HEALIOS KK(1)	200	358

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Heiwa Corp.	6,600	$91,540
Heiwado Co. Ltd.	3,200	53,376
Hennge KK(2)	1,400	15,250
Hibino Corp.	100	1,769
Hibiya Engineering Ltd.	3,000	55,200
Hiday Hidaka Corp.	2,000	37,491
HI-LEX Corp.	3,000	50,271
Hioki EE Corp.	1,600	108,424
Hirakawa Hewtech Corp.	70	1,403
Hirano Tecseed Co. Ltd.	600	6,964
Hirata Corp.	3,000	66,623
Hirogin Holdings, Inc.	37,500	562,197
Hirose Tusyo, Inc.	100	2,459
Hiroshima Electric Railway Co. Ltd.	300	1,196
HIS Co. Ltd.	4,400	32,317
Hisaka Works Ltd.	1,100	12,487
Hochiki Corp.	6,200	75,063
Hoden Seimitsu Kako Kenkyusho Co. Ltd.	400	7,313
Hodogaya Chemical Co. Ltd.	1,500	20,454
Hokkaido Coca-Cola Bottling Co. Ltd.	100	2,553
Hokkaido Electric Power Co., Inc.(2)	26,800	184,716
Hokkaido Gas Co. Ltd.	8,800	46,859
Hokkan Holdings Ltd.	200	3,450
Hokko Chemical Industry Co. Ltd.	1,600	20,180
Hokuetsu Corp.	11,700	67,622
Hokuhoku Financial Group, Inc.	13,300	694,064
Hokuriku Electric Power Co.	23,600	150,103
Hokuriku Electrical Construction Co. Ltd.	900	8,663
Hokuryo Co. Ltd.	600	8,338
Hokuto Corp.	2,400	32,704
H-One Co. Ltd.	2,400	22,558
Honeys Holdings Co. Ltd.	2,100	19,190
Hoosiers Holdings Co. Ltd.	2,000	16,719
Horiba Ltd.	500	72,840
Hosiden Corp.	4,700	79,470
Hotland Holdings Co. Ltd.	1,600	16,285
House Foods Group, Inc.	8,300	207,775
Howa Machinery Ltd.	1,500	14,518
HS Holdings Co. Ltd.	2,100	14,930
Human Technologies, Inc.	400	4,192
Hyakugo Bank Ltd.	35,600	543,040
Hyakujushi Bank Ltd.	15,700	306,189
IBJ, Inc.	1,200	7,182
Ichigo, Inc.	25,200	63,370
Ichikoh Industries Ltd.	300	1,058
Ichinen Holdings Co. Ltd.	500	8,550
Ichiyoshi Securities Co. Ltd.	3,800	41,231
Icom, Inc.	100	2,315
IDEA Consultants, Inc.	500	12,062
Idec Corp.	4,000	93,287
IDOM, Inc.	3,000	23,445
Iida Group Holdings Co. Ltd.	18,400	273,322

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Iino Kaiun Kaisha Ltd.	10,000	$110,703
IKK Holdings, Inc.	300	1,488
I'll, Inc.	1,200	19,012
Imuraya Group Co. Ltd.	200	3,026
IMV Corp.	1,100	14,353
Inaba Denki Sangyo Co. Ltd.	12,700	244,437
Inaba Seisakusho Co. Ltd.	200	2,168
Inabata & Co. Ltd.	6,300	174,416
Ines Corp.	400	5,898
Information Planning Co.	500	3,387
INFRONEER Holdings, Inc.	25,200	448,854
Innotech Corp.	1,600	34,389
Insource Co. Ltd.	3,600	16,856
Integral Corp.	800	14,784
Internet Initiative Japan, Inc.	14,300	303,092
Intloop, Inc.(1)	200	2,904
Inui Global Logistics Co. Ltd.	2,000	27,120
IPS, Inc.	400	10,526
Iriso Electronics Co. Ltd.	1,700	30,107
ISB Corp.	100	1,544
Ise Chemicals Corp.	2,800	75,856
Iseki & Co. Ltd.	1,600	18,529
Ishihara Chemical Co. Ltd.	1,200	22,411
Ishihara Sangyo Kaisha Ltd.	4,100	81,577
Istyle, Inc.	9,200	31,056
Itfor, Inc.	1,400	14,718
Ito En Ltd.	6,900	130,844
Ito En Ltd., Preference Shares	2,600	29,034
Itochu Enex Co. Ltd.	3,500	49,560
Itoham Yonekyu Holdings, Inc.	3,460	110,871
Itoki Corp.	4,000	66,576
IwaiCosmo Holdings, Inc.	2,600	76,423
Iwaki Co. Ltd.	1,500	38,665
Iwatani Corp.	26,900	371,567
Iwatsuka Confectionery Co. Ltd.	100	1,915
Iyogin Holdings, Inc.	9,000	225,097
Izumi Co. Ltd.	16,100	103,833
J Front Retailing Co. Ltd.	35,400	652,882
J Trust Co. Ltd.	14,000	61,338
JAC Recruitment Co. Ltd.	10,600	66,790
Jaccs Co. Ltd.	3,100	74,128
JAFCO Group Co. Ltd.	5,200	75,994
JALCO Holdings, Inc.	100	247
Japan Airport Terminal Co. Ltd.	9,100	335,910
Japan Aviation Electronics Industry Ltd.	5,200	80,464
Japan Business Systems, Inc.(2)	2,200	22,789
Japan Cash Machine Co. Ltd.	1,200	9,583
Japan Communications, Inc.(1)(2)	13,000	9,661
Japan Electronic Materials Corp.	1,400	55,971
Japan Elevator Service Holdings Co. Ltd.	20,700	201,925
Japan Engine Corp.	200	14,340
Japan Eyewear Holdings Co. Ltd.	2,000	33,904

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Japan Lifeline Co. Ltd.	6,900	$68,881
Japan Material Co. Ltd.	8,000	106,398
Japan Petroleum Exploration Co. Ltd.	26,700	319,618
Japan Property Management Center Co. Ltd.	700	10,270
Japan Pulp & Paper Co. Ltd.	11,100	83,655
Japan Securities Finance Co. Ltd.	9,000	140,735
Japan System Techniques Co. Ltd.	1,900	23,345
Japan Transcity Corp.	3,900	34,968
Japan Wool Textile Co. Ltd.	5,200	64,161
JBCC Holdings, Inc.	6,300	70,545
JCU Corp.	2,600	87,780
JDC Corp.	4,900	16,869
Jeol Ltd.	4,000	175,983
JFE Systems, Inc.	200	2,489
JGC Holdings Corp.	31,300	459,125
JINS Holdings, Inc.	1,100	41,202
JINUSHI Co. Ltd.	100	1,862
JK Holdings Co. Ltd.	300	2,686
J-Lease Co. Ltd.	1,400	12,182
JM Holdings Co. Ltd.	2,700	24,592
J-Oil Mills, Inc.	2,400	34,845
Joshin Corp.	3,400	96,281
Joyful Honda Co. Ltd.	8,100	113,267
JP-Holdings, Inc.	5,200	21,850
JRC Co. Ltd.	500	3,905
JSP Corp.	2,200	43,251
JTEKT Corp.	32,900	439,813
Juki Corp.	100	448
Juroku Financial Group, Inc.	27,000	443,471
Justsystems Corp.	1,600	42,806
JVCKenwood Corp.	23,900	153,938
JX Advanced Metals Corp.	1,260	29,384
Kadoya Sesame Mills, Inc.	300	3,402
Kaga Electronics Co. Ltd.	4,300	135,819
Kagome Co. Ltd.	10,500	180,230
Kaken Pharmaceutical Co. Ltd.	100	2,506
Kamakura Shinsho Ltd.	3,200	11,974
Kameda Seika Co. Ltd.	2,800	24,870
Kamei Corp.	2,700	78,397
Kamigumi Co. Ltd.	5,300	161,977
Kanaden Corp.	300	4,842
Kanadevia Corp.	21,200	156,551
Kanagawa Chuo Kotsu Co. Ltd.	100	2,520
Kanamic Network Co. Ltd.	600	1,990
Kanamoto Co. Ltd.	3,500	120,773
Kandenko Co. Ltd.	3,900	133,379
Kaneka Corp.	6,000	233,496
Kaneko Seeds Co. Ltd.	200	2,042
Kanematsu Corp.	24,000	337,569
Kanemi Co. Ltd.	100	2,447
Kanro, Inc.	2,900	19,695
Kansai Paint Co. Ltd.(2)	21,200	381,623

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Kanto Denka Kogyo Co. Ltd.	2,500	$35,624
Kappa Create Co. Ltd.(1)	2,700	27,822
Katakura Industries Co. Ltd.	1,700	32,265
Kato Sangyo Co. Ltd.	2,600	108,618
Kato Works Co. Ltd.	100	851
Kawada Technologies, Inc.	5,000	43,222
Kawai Musical Instruments Manufacturing Co. Ltd.	100	2,167
KeePer Technical Laboratory Co. Ltd.	700	14,743
Keihan Holdings Co. Ltd.	11,600	232,227
Keihanshin Building Co. Ltd.	7,800	54,715
Keikyu Corp.	29,100	285,519
Keio Corp.	74,200	363,265
Keisei Electric Railway Co. Ltd.	45,100	384,778
KEIWA, Inc.(2)	300	2,224
Keiyo Bank Ltd.	15,400	272,845
Kenko Mayonnaise Co. Ltd.	200	2,550
Kewpie Corp.	91	2,714
Key Coffee, Inc.	2,000	25,507
KH Neochem Co. Ltd.	3,900	84,373
Kibun Foods, Inc.	300	2,135
Kidswell Bio Corp.(1)(2)	200	218
Kimura Kohki Co. Ltd.	100	8,082
Kinjiro Co. Ltd.	500	2,115
Kintetsu Group Holdings Co. Ltd.	24,600	536,905
Kissei Pharmaceutical Co. Ltd.	3,800	97,267
Kita-Nippon Bank Ltd.	1,000	49,581
Kitazato Corp.	1,500	14,107
Kitoku Shinryo Co. Ltd.	700	7,932
Kitz Corp.	10,500	125,358
Kiyo Bank Ltd.	9,200	291,737
KNT-CT Holdings Co. Ltd.	700	8,626
Koa Corp.	4,800	70,104
Koatsu Gas Kogyo Co. Ltd.	600	4,657
Kobe Electric Railway Co. Ltd.	100	1,547
Kohnan Shoji Co. Ltd.	2,800	78,656
Kohoku Kogyo Co. Ltd.	1,600	49,425
Kojima Co. Ltd.	3,800	32,916
Komatsu Matere Co. Ltd.	500	2,402
Komatsu Wall Industry Co. Ltd.	1,000	17,783
KOMEDA Holdings Co. Ltd.	2,100	38,863
Komeri Co. Ltd.	3,800	91,742
Komori Corp.	3,200	40,693
Kondotec, Inc.	400	4,244
Konica Minolta, Inc.	75,900	314,741
Konishi Co. Ltd.	6,300	57,269
Konoike Transport Co. Ltd.	2,500	45,544
Konoshima Chemical Co. Ltd.	1,100	11,414
Kosaido Holdings Co. Ltd.(2)	6,500	22,494
Koshidaka Holdings Co. Ltd.	5,700	36,507
Kotobuki Spirits Co. Ltd.	14,800	257,097
Kourakuen Corp.	300	2,278
KPP Group Holdings Co. Ltd.	4,600	31,793

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
KRS Corp.	1,500	$29,804
K's Holdings Corp.	17,700	215,589
KU Holdings Co. Ltd.	300	2,380
kubell Co. Ltd.(1)	900	2,102
Kumagai Gumi Co. Ltd.	7,600	61,263
Kumiai Chemical Industry Co. Ltd.	11,100	54,047
Kura Sushi, Inc.(2)	6,400	70,024
Kurabo Industries Ltd.	1,300	92,548
Kuraray Co. Ltd.	42,800	493,606
Kureha Corp.	3,900	110,424
Kurimoto Ltd.	2,900	32,344
Kuriyama Holdings Corp.	400	4,596
Kuroda Group Co. Ltd.	6,000	45,009
Kusuri No. Aoki Holdings Co. Ltd.(2)	4,200	108,181
KYB Corp.	2,800	83,355
Kyodo Printing Co. Ltd.	2,600	28,723
Kyoei Steel Ltd.	2,400	30,892
Kyokuto Boeki Kaisha Ltd.	200	2,280
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,900	56,202
Kyokuto Securities Co. Ltd.	1,600	19,394
Kyokuyo Co. Ltd.	1,500	44,653
Kyorin Pharmaceutical Co. Ltd.	5,300	39,191
Kyoritsu Maintenance Co. Ltd.	10,400	223,936
Kyosan Electric Manufacturing Co. Ltd.	5,200	32,955
Kyowa Leather Cloth Co. Ltd.	300	1,752
Kyushu Financial Group, Inc.	42,900	423,993
Kyushu Leasing Service Co. Ltd.	200	2,022
Kyushu Railway Co.	14,600	330,621
Lacto Japan Co. Ltd.	1,000	21,688
LEC, Inc.	2,900	17,527
Leopalace21 Corp.	23,700	95,390
Life Corp.	5,600	94,682
Lifedrink Co., Inc.	3,600	34,976
LIKE, Inc.	100	970
Link & Motivation, Inc.	5,700	26,439
Lintec Corp.(2)	6,000	206,143
Lion Corp.	33,700	400,972
LITALICO, Inc.	3,500	41,821
Lixil Corp.(2)	40,100	443,895
Loadstar Capital KK	400	6,578
Look Holdings, Inc.	100	1,679
Luckland Co. Ltd.	1,100	8,453
M&A Capital Partners Co. Ltd.	2,200	59,072
Mabuchi Motor Co. Ltd.	21,400	235,464
Macbee Planet, Inc.	500	4,016
Macnica Holdings, Inc.	15,700	361,884
Maeda Kosen Co. Ltd.	5,500	70,946
Maezawa Kyuso Industries Co. Ltd.	300	3,190
Makino Milling Machine Co. Ltd.	500	47,939
Mamiya-Op Co. Ltd.	200	1,358
Mammy Mart Holdings Corp.	500	3,227
Mani, Inc.	11,500	112,958

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
MarkLines Co. Ltd.	200	$1,975
Mars Group Holdings Corp.	1,300	26,304
Marubun Corp.	1,300	15,354
Maruchiyo Yamaokaya Corp.(2)	1,600	40,153
Marudai Food Co. Ltd.	2,200	31,298
Marui Group Co. Ltd.	22,700	414,733
Maruichi Steel Tube Ltd.	22,600	248,555
Marumae Co. Ltd.	2,600	32,267
Marusan Securities Co. Ltd.	7,300	59,544
Maruwa Co. Ltd.	700	230,857
Maruzen CHI Holdings Co. Ltd.	500	1,261
Maruzen Showa Unyu Co. Ltd.	1,400	64,371
Marvelous, Inc.	500	1,635
Matsui Securities Co. Ltd.	16,200	121,327
Matsuoka Corp.	100	1,562
Matsuya Co. Ltd.	2,400	33,907
Matsuyafoods Holdings Co. Ltd.	700	23,600
Max Co. Ltd.	8,400	97,285
Maxell Ltd.	4,400	72,058
Maxvalu Tokai Co. Ltd.	200	4,335
MEC Co. Ltd.	2,400	99,236
Media Do Co. Ltd.	200	1,630
Medikit Co. Ltd.	100	1,800
Medipal Holdings Corp.	26,100	471,766
Medley, Inc.(1)	1,900	33,181
Megachips Corp.	1,100	74,559
Megmilk Snow Brand Co. Ltd.	5,400	125,959
Meidensha Corp.	5,600	413,057
Meiji Shipping Group Co. Ltd.	200	1,299
Meiko Construction Co. Ltd.	200	2,375
Meiko Electronics Co. Ltd.	3,300	405,995
Meisei Industrial Co. Ltd.	2,200	23,594
MEITEC Group Holdings, Inc.	5,500	117,758
Meito Co. Ltd.(2)	1,300	28,250
Meiwa Corp.	2,400	14,764
Meiwa Estate Co. Ltd.	200	1,057
Menicon Co. Ltd.	8,600	102,733
Mercari, Inc.(1)	15,500	449,571
METAWATER Co. Ltd.	3,300	64,289
MicroAd, Inc.(1)	2,100	7,895
Micronics Japan Co. Ltd.	4,700	373,039
Midac Holdings Co. Ltd.	400	5,115
Mie Kotsu Group Holdings, Inc.(2)	1,000	3,858
Milbon Co. Ltd.	3,500	72,492
MIMAKI ENGINEERING Co. Ltd.	1,300	15,930
Mirai Industry Co. Ltd.	100	2,321
Miraial Co. Ltd.	100	1,190
Mirait One Corp.	11,600	262,263
Mirarth Holdings, Inc.	12,400	36,040
Miroku Jyoho Service Co. Ltd.	400	5,197
Mitachi Co. Ltd.	700	7,523
Mitani Sangyo Co. Ltd.	600	2,964
Mitani Sekisan Co. Ltd.	400	5,327

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Mito Securities Co. Ltd.	6,500	$39,585
Mitsuba Corp.	5,100	42,321
Mitsubishi Kakoki Kaisha Ltd.	2,500	51,142
Mitsubishi Materials Corp.(2)	17,400	610,858
Mitsubishi Motors Corp.(2)	69,200	169,699
Mitsubishi Paper Mills Ltd.	3,400	25,751
Mitsubishi Pencil Co. Ltd.	4,700	93,262
Mitsubishi Research Institute, Inc.	900	29,039
Mitsubishi Steel Manufacturing Co. Ltd.	1,500	23,004
Mitsuboshi Belting Ltd.	3,000	83,383
Mitsui DM Sugar Co. Ltd.	1,600	36,680
Mitsui E&S Co. Ltd.	12,900	352,954
Mitsui High-Tec, Inc.	12,600	74,340
Mitsui Kinzoku Co. Ltd.	600	108,687
Mitsui Matsushima Holdings Co. Ltd.(2)	500	7,433
Mitsui-Soko Holdings Co. Ltd.	8,000	167,428
Mitsuuroko Group Holdings Co. Ltd.	2,900	42,701
Miura Co. Ltd.	11,700	234,327
MIXI, Inc.	3,200	72,891
Miyaji Engineering Group, Inc.	1,800	18,100
Miyazaki Bank Ltd.	11,400	188,130
Miyoshi Oil & Fat Co. Ltd.	1,000	13,668
Mizuho Leasing Co. Ltd.	20,300	174,252
Mizuno Corp.	3,400	86,569
Mochida Pharmaceutical Co. Ltd.	2,700	55,406
Modec, Inc.	3,300	199,584
Monex Group, Inc.	22,100	102,533
Monogatari Corp.	4,300	156,248
Morinaga & Co. Ltd.	9,000	142,811
Morinaga Milk Industry Co. Ltd.	39,700	284,374
Moriroku Co. Ltd.	800	14,733
Morita Holdings Corp.	3,100	48,497
Morito Co. Ltd.	400	4,606
Moriya Transportation Engineering & Manufacturing Co. Ltd.(2)	800	11,053
Mory Industries, Inc.	500	2,943
MOS Food Services, Inc.(2)	3,100	76,143
MrMax Holdings Ltd.	500	2,469
MTG Co. Ltd.	1,800	103,685
Mugen Estate Co. Ltd.	100	1,069
m-up Holdings, Inc.	7,800	40,710
Musashi Seimitsu Industry Co. Ltd.	6,500	131,159
Musashino Bank Ltd.	14,300	251,791
Muto Seiko Co.	100	1,426
Nabtesco Corp.	5,900	168,798
Nachi-Fujikoshi Corp.	1,600	55,901
Nafco Co. Ltd.	300	4,027
Nagano Keiki Co. Ltd.	1,400	36,805
Nagase & Co. Ltd.	45,100	330,064
Nagase Brothers, Inc.	200	2,968
Nagawa Co. Ltd.	700	22,806
Nagoya Railroad Co. Ltd.	28,200	334,716
Nakamuraya Co. Ltd.	100	1,980

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nakanishi, Inc.	10,000	$195,492
Nakano Corp.	800	6,896
Nakayama Steel Works Ltd.	5,000	19,827
Namura Shipbuilding Co. Ltd.	5,000	150,465
NANKAI Co. Ltd.	12,700	246,591
Nanto Bank Ltd.	21,900	268,965
Nareru Group, Inc.	200	3,021
NEC Capital Solutions Ltd.	500	13,289
Needs Well, Inc.	1,300	3,925
NEOJAPAN, Inc.	100	1,039
Net Protections Holdings, Inc.(1)	4,800	13,416
Neturen Co. Ltd.(2)	3,100	29,576
New Art Holdings Co. Ltd.	220	1,938
New Cosmos Electric Co. Ltd.	100	2,682
Next Generation Technology Group, Inc.(1)	400	51,072
Nextage Co. Ltd.	6,500	137,141
NexTone, Inc.	200	2,467
NH Foods Ltd.	11,500	453,390
Nicca Chemical Co. Ltd.	200	2,560
Nice Corp.	100	1,250
Nichiban Co. Ltd.	200	2,472
Nichicon Corp.	4,800	82,158
Nichiden Corp.	1,700	32,566
Nichiha Corp.	2,600	49,983
Nichimo Co. Ltd.	100	1,530
Nichirei Corp.	26,700	360,712
Nichireki Group Co. Ltd.	1,700	23,873
Nichirin Co. Ltd.	200	5,216
Nifco, Inc.	11,500	379,965
Nihon Dempa Kogyo Co. Ltd.	2,700	46,424
Nihon Dengi Co. Ltd.	7,000	102,955
Nihon Denkei Co. Ltd.	100	1,832
Nihon Flush Co. Ltd.	400	1,768
Nihon Kohden Corp.	16,200	152,622
Nihon M&A Center Holdings, Inc.	36,300	155,514
Nihon Nohyaku Co. Ltd.	3,600	28,751
Nihon Parkerizing Co. Ltd.	9,900	108,542
Nihon Tokushu Toryo Co. Ltd.	900	15,279
Nihon Trim Co. Ltd.	100	3,088
Nihon Yamamura Glass Co. Ltd.	1,100	20,259
Nikkiso Co. Ltd.	7,100	166,195
Nikko Co. Ltd.	2,600	16,565
Nippi, Inc.	200	14,951
Nippn Corp.	8,700	159,881
Nippon Air Conditioning Services Co. Ltd.	1,000	9,859
Nippon Aqua Co. Ltd.	100	503
Nippon Avionics Co. Ltd.(2)	700	25,650
Nippon Beet Sugar Manufacturing Co. Ltd.	700	23,745
Nippon Carbide Industries Co., Inc.	1,200	25,376
Nippon Carbon Co. Ltd.	500	16,355
Nippon Ceramic Co. Ltd.	1,100	26,066
Nippon Chemical Industrial Co. Ltd.	800	27,270

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nippon Chemi-Con Corp.(2)	2,700	$49,166
Nippon Coke & Engineering Co. Ltd.(1)(2)	14,400	9,252
Nippon Concrete Industries Co. Ltd.	400	947
Nippon Denko Co. Ltd.	14,300	39,267
Nippon Densetsu Kogyo Co. Ltd.	800	19,747
Nippon Electric Glass Co. Ltd.	8,800	265,621
Nippon Fine Chemical Co. Ltd.	200	3,454
Nippon Gas Co. Ltd.	13,200	252,110
Nippon Kayaku Co. Ltd.	17,900	233,670
Nippon Kodoshi Corp.	1,200	50,121
Nippon Light Metal Holdings Co. Ltd.	9,000	169,740
Nippon Paper Industries Co. Ltd.	15,900	140,665
Nippon Parking Development Co. Ltd.	25,700	43,404
Nippon Rietec Co. Ltd.	900	14,221
Nippon Seiki Co. Ltd.	6,100	103,874
Nippon Seisen Co. Ltd.	300	2,674
Nippon Sharyo Ltd.	1,000	23,037
Nippon Sheet Glass Co. Ltd.(1)(2)	10,700	32,845
Nippon Shinyaku Co. Ltd.	8,500	188,616
Nippon Shokubai Co. Ltd.	11,500	191,869
Nippon Signal Co. Ltd.	4,700	54,532
Nippon Ski Resort Development Co. Ltd.	1,100	3,217
Nippon Soda Co. Ltd.	5,700	142,671
Nippon Thompson Co. Ltd.	8,000	89,114
Nippon Yakin Kogyo Co. Ltd.(2)	1,600	54,604
Nipro Corp.	23,700	228,108
Nishikawa Rubber Co. Ltd.	1,700	39,721
Nishimatsu Construction Co. Ltd.	3,800	132,215
Nishimatsuya Chain Co. Ltd.	2,100	26,405
Nishi-Nippon Financial Holdings, Inc.	16,200	492,009
Nishi-Nippon Railroad Co. Ltd.	7,600	148,479
Nishio Holdings Co. Ltd.	2,000	58,028
Nissan Shatai Co. Ltd.	4,000	23,109
Nissan Tokyo Sales Holdings Co. Ltd.	1,100	3,809
Nissei ASB Machine Co. Ltd.	1,000	55,738
Nissha Co. Ltd.	2,900	23,146
Nisshin Group Holdings Co. Ltd.	600	2,541
Nisshin Oillio Group Ltd.	10,700	137,238
Nisshin Seifun Group, Inc.	29,100	372,926
Nisshinbo Holdings, Inc.	21,900	312,513
Nisso Holdings Co. Ltd.	100	431
Nissui Corp.	43,200	344,251
Nitta Corp.	3,600	151,365
NITTAN Corp.(2)	1,300	4,135
Nittetsu Mining Co. Ltd.	6,900	163,658
Nitto Boseki Co. Ltd.(2)	10,500	208,107
Nitto Kogyo Corp.	3,300	91,192
Nitto Kohki Co. Ltd.	200	2,180
Nitto Seiko Co. Ltd.	2,800	13,705
Nittoc Construction Co. Ltd.	2,500	18,799
Nittoku Co. Ltd.	600	9,340
Noevir Holdings Co. Ltd.(2)	1,900	58,503

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
NOF Corp.	23,500	$397,577
Nohmi Bosai Ltd.	1,500	40,074
Nojima Corp.	26,400	211,003
NOK Corp.	11,300	217,085
Nomura Co. Ltd.	5,300	41,961
Nomura Micro Science Co. Ltd.	1,600	35,011
Noritake Co. Ltd.	6,100	140,271
Noritsu Koki Co. Ltd.	3,400	44,757
Noritz Corp.	4,400	66,421
North Pacific Bank Ltd.	45,200	365,239
NPR-RIKEN Corp.	1,900	47,145
NS Group, Inc.	2,900	29,647
NS United Kaiun Kaisha Ltd.	1,400	91,828
NSD Co. Ltd.	4,900	90,836
NSK Ltd.	60,700	418,376
NSW, Inc.	200	3,514
NTN Corp.	76,400	178,136
Oat Agrio Co. Ltd.	800	14,111
Obara Group, Inc.(2)	1,300	46,299
Ochi Holdings Co. Ltd.	200	1,845
Odakyu Electric Railway Co. Ltd.	40,700	453,756
Oenon Holdings, Inc.	800	2,334
Ogaki Kyoritsu Bank Ltd.	6,000	307,734
Ohashi Technica, Inc.	400	3,021
Ohba Co. Ltd.	200	1,466
Ohsho Food Service Corp.(2)	3,900	72,226
OIE Sangyo Co. Ltd.	100	1,641
Oiles Corp.	1,500	27,489
Oisix, Inc.(2)	2,000	21,290
Oita Bank Ltd.	11,600	221,995
Okabe Co. Ltd.	2,900	17,446
Okamoto Industries, Inc.	600	24,019
Okamoto Machine Tool Works Ltd.	400	11,855
Okamura Corp.	5,800	86,689
Okano Valve Manufacturing Co. Ltd.	100	8,595
Okasan Securities Group, Inc.	23,000	176,994
Oki Electric Industry Co. Ltd.	11,800	210,857
Okinawa Cellular Telephone Co.	4,200	109,246
Okinawa Electric Power Co., Inc.	2,800	20,692
Okinawa Financial Group, Inc.	2,700	125,732
OKUMA Corp.	7,000	208,966
Okumura Corp.	4,600	167,375
Okura Industrial Co. Ltd.	500	17,863
Okuwa Co. Ltd.	2,600	13,015
One Career, Inc.	400	6,547
Onoken Co. Ltd.	400	3,628
Onward Holdings Co. Ltd.	6,700	31,493
Ootoya Holdings Co. Ltd.	100	6,124
Open Up Group, Inc.	6,000	77,503
Optex Group Co. Ltd.	4,800	97,793
Optorun Co. Ltd.	2,200	36,083
Organo Corp.	1,600	129,071

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Orient Corp.	10,600	$57,411
Oriental Consultants Holdings Co. Ltd.	200	4,088
Oriental Shiraishi Corp.	13,400	29,805
Orion Breweries Ltd.	1,100	8,211
Osaka Organic Chemical Industry Ltd.	1,900	53,402
Osaka Soda Co. Ltd.	8,900	116,745
Osaka Steel Co. Ltd.(1)	1,400	24,030
OSAKA Titanium Technologies Co. Ltd.(2)	500	8,302
Osaki Electric Co. Ltd.	2,400	23,118
OSG Corp.	10,900	252,104
Oval Corp.	1,100	5,843
Oyo Corp.	1,900	33,775
Pacific Metals Co. Ltd.	2,500	41,392
Pack Corp.	6,100	58,661
PAL GROUP Holdings Co. Ltd.	12,400	117,282
Park24 Co. Ltd.	19,200	240,734
Pasona Group, Inc.	1,700	18,472
PCA Corp.	300	3,146
Penta-Ocean Construction Co. Ltd.	42,800	387,387
People Dreams & Technologies Group Co. Ltd.	100	1,089
Persol Holdings Co. Ltd.	193,700	365,229
PHC Holdings Corp.	3,600	35,987
PIA Corp.	900	15,612
Pigeon Corp.	16,200	214,491
PILLAR Corp.(2)	2,800	176,882
Pilot Corp.	10,500	138,266
Piolax, Inc.	1,900	20,601
PKSHA Technology, Inc.(1)	1,400	28,803
Plaid, Inc.(1)	1,100	5,112
Plus Alpha Consulting Co. Ltd.(2)	3,200	44,863
Pluszero, Inc.(1)	200	2,647
Pola Orbis Holdings, Inc.	11,800	103,381
Polaris Holdings Co. Ltd.	300	361
Port, Inc.	1,200	17,152
PR Times Corp.	700	9,696
Premium Group Co. Ltd.	4,700	61,795
Premium Water Holdings, Inc.	100	2,360
Press Kogyo Co. Ltd.	11,100	69,845
Prestige International, Inc.	12,800	57,523
Prima Meat Packers Ltd.	2,900	44,507
Procrea Holdings, Inc.	4,400	127,252
Pronexus, Inc.	300	2,126
Pro-Ship, Inc.	1,400	19,783
PS Construction Co. Ltd.	1,200	17,167
QB Net Holdings Co. Ltd.	100	814
Qol Holdings Co. Ltd.	2,600	39,537
QPS Holdings, Inc.(1)	700	7,829
Quants Research Institute Holdings, Inc.	1,900	14,383
Quick Co. Ltd.	900	4,866
Raccoon Holdings, Inc.	1,000	4,064
Raito Kogyo Co. Ltd.	4,800	114,925
Raiznext Corp.	2,300	44,190

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Rakumachi, Inc.	600	$4,059
Rakus Co. Ltd.	17,700	128,901
Rasa Industries Ltd.(2)	5,100	68,118
Relo Group, Inc.	11,500	158,966
Renaissance, Inc.	300	1,985
RenetJapanGroup, Inc.(1)	600	2,999
Rengo Co. Ltd.	23,900	243,343
RENOVA, Inc.(1)	4,000	22,797
Resorttrust, Inc.	22,100	261,171
Restar Corp.	2,400	82,374
Retail Partners Co. Ltd.	3,400	29,533
Rheon Automatic Machinery Co. Ltd.	100	981
Rhythm Co. Ltd.	500	12,576
Ricoh Leasing Co. Ltd.	2,100	90,046
Rigaku Holdings Corp.	9,600	96,739
Riken Keiki Co. Ltd.	4,000	85,634
Riken Technos Corp.	3,100	50,409
Riken Vitamin Co. Ltd.	2,500	53,386
Ringer Hut Co. Ltd.	2,800	40,214
Rinnai Corp.	13,600	308,351
Rion Co. Ltd.	1,000	20,744
Rise Consulting Group, Inc.	1,100	2,972
Riso Kagaku Corp.	1,200	8,556
Riso Kyoiku Group Corp.(2)	1,500	1,969
Rohto Pharmaceutical Co. Ltd.	23,700	454,075
Rokko Butter Co. Ltd.	300	2,017
Roland Corp.	800	19,311
Rorze Corp.	14,100	353,947
Round One Corp.	25,700	216,425
Royal Holdings Co. Ltd.	8,800	75,846
Ryobi Ltd.	2,100	36,386
RYODEN Corp.	1,100	32,698
Ryoyo Ryosan Holdings, Inc.	3,300	67,134
Ryoyu Systems Co. Ltd.	200	3,451
S Foods, Inc.	2,500	45,675
S&B Foods, Inc.	1,400	60,051
Sac's Bar Holdings, Inc.	400	1,906
Sagami Holdings Corp.	200	1,420
Saibu Gas Holdings Co. Ltd.	1,600	25,593
Saizeriya Co. Ltd.	4,600	203,524
Sakai Chemical Industry Co. Ltd.	1,900	46,669
Sakai Moving Service Co. Ltd.	2,900	54,275
Sakata INX Corp.	5,100	85,519
Sakata Seed Corp.	3,700	100,620
Sakura Internet, Inc.	100	2,444
Sala Corp.	5,500	42,166
Samco, Inc.	700	38,119
San Holdings, Inc.	400	3,389
San ju San Financial Group, Inc.	14,600	204,579
San-A Co. Ltd.	1,000	21,069
San-Ai Obbli Co. Ltd.	6,700	102,235
Sangetsu Corp.	6,100	122,863

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
San-In Godo Bank Ltd.	23,900	$393,519
SANIX HOLDINGS, Inc.	100	171
Sanken Electric Co. Ltd.(1)	800	36,379
Sanki Engineering Co. Ltd.	17,200	259,671
Sanko Gosei Ltd.	2,200	12,564
Sanko Metal Industrial Co. Ltd.	1,000	8,441
Sankyo Co. Ltd.	12,500	156,869
Sankyo Frontier Co. Ltd.	200	2,955
Sankyo Seiko Co. Ltd.	600	3,296
Sankyo Tateyama, Inc.	200	840
Sankyu, Inc.	6,200	322,437
Sanoh Industrial Co. Ltd.(2)	2,000	9,788
Sansan, Inc.	8,500	123,145
Sansei Technologies, Inc.	300	5,158
Sanshin Electronics Co. Ltd.	1,200	25,203
Santec Holdings Corp.	500	60,541
Santen Pharmaceutical Co. Ltd.	34,000	399,641
Sanyo Chemical Industries Ltd.	1,600	64,257
Sanyo Electric Railway Co. Ltd.	300	3,830
Sanyo Shokai Ltd.	1,800	18,206
Sanyo Trading Co. Ltd.	1,200	9,024
Sapporo Breweries Ltd.	41,100	485,357
Sato Corp.	2,800	49,656
Sato Shoji Corp.	1,400	32,127
Sawai Group Holdings Co. Ltd.	4,600	45,997
SAXA, Inc.	900	12,421
SBI Insurance Group Co. Ltd.	200	2,645
SBI Leasing Services Co. Ltd.(2)	400	6,787
SBS Holdings, Inc.	1,800	58,813
Scroll Corp.	4,200	47,520
SEC Carbon Ltd.	200	3,333
Sega Sammy Holdings, Inc.(2)	18,600	361,285
Seibu Electric & Machinery Co. Ltd.	200	3,662
Seibu Giken Co. Ltd.	900	10,837
Seika Corp.	3,200	63,512
Seikagaku Corp.	3,400	15,276
Seikitokyu Kogyo Co. Ltd.	2,500	23,343
Seiko Electric Co. Ltd.	1,700	23,861
Seiko Group Corp.	9,000	661,126
Seikoh Giken Co. Ltd.	1,500	53,873
Seino Holdings Co. Ltd.	11,700	203,322
Seiren Co. Ltd.	5,700	124,471
Sekisui Jushi Corp.	3,200	58,416
Sekisui Kasei Co. Ltd.	600	2,311
Senko Group Holdings Co. Ltd.	16,100	225,268
Senshu Electric Co. Ltd.	1,800	82,350
Senshu Ikeda Holdings, Inc.	37,500	255,676
Senshukai Co. Ltd.(1)	200	134
Septeni Holdings Co. Ltd.	12,300	40,915
SERAKU Co. Ltd.	400	3,500
SERENDIP HOLDINGS Co. Ltd.(1)	1,500	13,721
Seria Co. Ltd.	2,600	71,941

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Seven Bank Ltd.(2)	83,400	$176,584
Sharingtechnology, Inc.	3,100	31,301
Shibaura Machine Co. Ltd.	3,200	89,753
Shibaura Mechatronics Corp.	8,400	211,051
Shibusawa Logistics Corp.	4,100	53,594
Shibuya Corp.	1,700	58,595
SHIFT, Inc.	23,600	141,368
Shiga Bank Ltd.	27,900	494,495
Shikoku Bank Ltd.	5,100	117,086
Shikoku Electric Power Co., Inc.	16,100	198,031
Shima Seiki Manufacturing Ltd.	1,900	11,447
Shimadaya Corp.	100	1,011
Shimizu Bank Ltd.	800	15,849
Shimojima Co. Ltd.	200	1,946
Shin Nippon Air Technologies Co. Ltd.	2,500	49,806
Shinagawa Refra Co. Ltd.	3,200	41,496
Shindengen Electric Manufacturing Co. Ltd.	900	17,682
Shin-Etsu Polymer Co. Ltd.	5,200	72,621
Shinko Shoji Co. Ltd.	400	3,919
Shinmaywa Industries Ltd.	7,200	88,933
Shinnihon Corp.	2,900	42,533
Shinnihonseiyaku Co. Ltd.	900	11,897
Shinsho Corp.	800	15,429
Shinwa Co. Ltd.	900	17,423
Ship Healthcare Holdings, Inc.	11,300	168,750
Shizuki Electric Co., Inc.(2)	1,800	13,734
Shizuoka Gas Co. Ltd.	200	1,646
SHO-BOND Holdings Co. Ltd.	12,200	97,333
Shoei Co. Ltd.	5,300	70,122
Shofu, Inc.	2,700	39,032
Showa Sangyo Co. Ltd.	3,000	70,509
SIGMAXYZ Holdings, Inc.	10,100	35,905
Siix Corp.	2,700	27,014
Simplex Holdings, Inc.	24,200	189,012
Sinfonia Technology Co. Ltd.	3,700	287,354
Sinko Industries Ltd.	4,500	35,440
Sintokogio Ltd.	4,300	32,102
SK-Electronics Co. Ltd.	500	10,200
Skylark Holdings Co. Ltd.	9,800	206,385
Smaregi, Inc.	600	14,280
SMK Corp.	100	2,136
SMS Co. Ltd.	10,900	170,642
Socionext, Inc.	400	4,961
Soda Nikka Co. Ltd.	400	3,388
Sodick Co. Ltd.	6,200	67,911
Softcreate Holdings Corp.	1,100	15,143
Software Service, Inc.	100	7,750
Soken Chemical & Engineering Co. Ltd.	2,000	47,488
Soliton Systems KK	800	12,143
Solvvy, Inc.	500	4,550
Sotetsu Holdings, Inc.	8,600	141,579
Sourcenext Corp.(1)(2)	400	290

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Sparx Group Co. Ltd.	2,800	$45,726
SPK Corp.	400	3,686
S-Pool, Inc.	2,500	4,502
SRA Holdings	1,000	31,194
SRS Holdings Co. Ltd.(2)	4,800	47,957
St. Marc Holdings Co. Ltd.	2,300	36,554
Stanley Electric Co. Ltd.	12,500	282,897
Startia Holdings, Inc.	300	5,736
Starts Corp., Inc.	4,600	135,964
Starzen Co. Ltd.	4,500	45,108
Stella Chemifa Corp.	500	16,849
STI Foods Holdings, Inc.	300	2,106
Strike Group Co. Ltd.	4,400	40,107
Subaru Enterprise Co. Ltd.	100	2,353
Sugi Holdings Co. Ltd.	28,800	238,054
Sugimoto & Co. Ltd.	400	3,372
SUMCO Corp.	36,500	767,805
Sumida Corp.	3,200	24,229
Sumitomo Bakelite Co. Ltd.	10,700	498,547
Sumitomo Heavy Industries Ltd.	14,800	530,273
Sumitomo Osaka Cement Co. Ltd.	5,100	181,256
Sumitomo Rubber Industries Ltd.	26,500	370,338
Sumitomo Seika Chemicals Co. Ltd.	5,400	51,298
Sumitomo Warehouse Co. Ltd.	7,500	198,003
Sun*, Inc.(1)	100	297
Suncall Corp.(2)	3,700	47,881
Sundrug Co. Ltd.	7,300	170,608
Sun-Wa Technos Corp.(2)	500	13,282
SUNWELS Co. Ltd.(1)	1,400	1,015
Suruga Bank Ltd.	17,700	328,782
Suzuken Co. Ltd.	8,000	257,641
Suzuki Co. Ltd.	1,500	29,153
SWCC Corp.	4,300	398,224
Synchro Food Co. Ltd.	1,300	2,874
System Research Co. Ltd.	900	11,054
System Support Holdings, Inc.	1,200	10,765
Systems Engineering Consultants Co. Ltd.	400	8,003
Systena Corp.	35,900	103,015
Syuppin Co. Ltd.	1,600	11,986
T Hasegawa Co. Ltd.	4,500	94,427
T RAD Co. Ltd.	5,000	49,303
Tachibana Eletech Co. Ltd.	1,400	35,358
Tachikawa Corp.	1,900	32,051
Tachi-S Co. Ltd.	4,200	61,985
Tadano Ltd.	11,100	95,895
Taihei Dengyo Kaisha Ltd.	5,900	90,510
Taiheiyo Cement Corp.	15,900	420,164
Taiho Kogyo Co. Ltd.	2,200	15,533
Taikisha Ltd.	5,700	140,089
Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	100	1,794
Taiyo Holdings Co. Ltd.	12,300	363,294
Taiyo Kagaku Co. Ltd.	200	3,435

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Taiyo Yuden Co. Ltd.	14,300	$812,627
Takamatsu Construction Group Co. Ltd.	1,900	50,227
Takamiya Co. Ltd.	500	1,255
Takaoka Toko Co. Ltd.	1,600	70,848
Takara & Co. Ltd.	1,100	29,797
Takara Holdings, Inc.(2)	21,000	279,176
Takara Standard Co. Ltd.	5,000	99,112
Takasago International Corp.	4,000	33,731
Takasago Thermal Engineering Co. Ltd.	1,200	32,319
Takashimaya Co. Ltd.	41,300	604,966
TAKEBISHI Corp.	200	3,455
Takeuchi Manufacturing Co. Ltd.	4,700	223,275
Taki Chemical Co. Ltd.	900	33,437
Takuma Co. Ltd.	7,200	135,621
Tama Home Co. Ltd.	1,800	32,478
Tamron Co. Ltd.	20,900	180,573
Tamura Corp.	7,000	36,661
Tanabe Engineering Corp.	200	3,033
Tanseisha Co. Ltd.	900	8,604
Tayca Corp.	2,100	31,824
Tazmo Co. Ltd.	600	13,088
TDC Soft, Inc.	1,800	11,812
TechMatrix Corp.	4,200	64,846
Techno Horizon Co. Ltd.	1,400	8,772
Techno Ryowa Ltd.	1,200	51,803
Technoflex Corp.	1,100	27,165
Teijin Ltd.	21,700	237,852
Teikoku Corp.	2,000	42,982
Teikoku Sen-I Co. Ltd.	1,100	22,284
Teikoku Tsushin Kogyo Co. Ltd.	200	3,547
Tekken Corp.	1,000	28,372
Tekscend Photomask Corp.	7,200	168,109
Tenpos Holdings Co. Ltd.	100	2,346
Tenryu Saw Manufacturing Co. Ltd.	100	1,441
Tential, Inc.(1)	2,100	24,235
Tera Probe, Inc.	500	35,052
Terasaki Electric Co. Ltd.	600	15,824
TerraSky Co. Ltd.(2)	300	4,627
Tess Holdings Co. Ltd.	7,200	29,039
Tigers Polymer Corp.	200	1,304
Timee, Inc.(1)(2)	6,500	72,181
TKC Corp.	3,300	85,480
TKP Corp.(1)	1,100	12,993
Toa Corp.	3,300	36,008
Toa Corp.	4,700	61,892
TOA ROAD Corp.	3,300	33,508
Toagosei Co. Ltd.	12,000	140,425
TOBISHIMA HOLDINGS, Inc.	2,600	35,303
Tobu Railway Co. Ltd.	27,600	519,171
TOC Co. Ltd.	3,400	21,981
Tocalo Co. Ltd.	5,500	94,810
Tochigi Bank Ltd.	15,500	105,300

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Toda Corp.	26,300	$251,762
Toenec Corp.	3,700	50,485
Toho Bank Ltd.	31,000	191,577
Toho Co. Ltd.	3,000	26,739
Toho Holdings Co. Ltd.	6,100	150,698
Tohoku Electric Power Co., Inc.	65,000	540,194
Tohokushinsha Film Corp.	600	1,932
Tokai Carbon Co. Ltd.	24,300	274,338
Tokai Corp.	2,300	36,595
TOKAI Holdings Corp.	14,700	120,346
Tokai Rika Co. Ltd.	7,500	148,600
Tokai Tokyo Financial Holdings, Inc.	34,400	197,423
Token Corp.	600	51,795
Tokushu Tokai Paper Co. Ltd.	1,000	13,751
Tokuyama Corp.	5,600	140,407
Tokyo Base Co. Ltd.	3,900	9,137
Tokyo Electron Device Ltd.	2,400	64,016
Tokyo Energy & Systems, Inc.	1,600	20,496
Tokyo Kiraboshi Financial Group, Inc.	33,700	365,524
Tokyo Rope Manufacturing Co. Ltd.	1,600	19,473
Tokyo Sangyo Co. Ltd.	400	2,443
Tokyo Seimitsu Co. Ltd.	4,000	439,677
Tokyo Steel Manufacturing Co. Ltd.	6,700	72,171
Tokyo Tekko Co. Ltd.	2,600	33,471
Tokyotokeiba Co. Ltd.	1,700	53,702
Tokyu Construction Co. Ltd.	12,100	89,325
Toli Corp.	2,500	11,162
Tomen Devices Corp.(2)	300	64,251
Tomoe Corp.	1,500	18,622
Tomoe Engineering Co. Ltd.	2,100	26,967
Tomoku Co. Ltd.	800	22,254
TOMONY Holdings, Inc.	24,800	173,475
Tomy Co. Ltd.	11,600	271,789
Topre Corp.	5,400	113,389
Topy Industries Ltd.	1,800	34,741
Toridoll Holdings Corp.(2)	4,600	125,593
Torigoe Co. Ltd.	300	2,084
Torishima Pump Manufacturing Co. Ltd.	2,300	42,918
Tosei Corp.	800	9,179
Toshiba TEC Corp.	3,600	70,965
Tosho Co. Ltd.	100	459
Totech Corp.	3,400	81,491
Totetsu Kogyo Co. Ltd.	2,200	54,725
Toukei Computer Co. Ltd.	800	35,691
Tow Co. Ltd.	100	247
Towa Bank Ltd.	3,700	33,763
Towa Corp.	1,900	27,551
Towa Pharmaceutical Co. Ltd.	3,800	92,530
Toyo Corp.(2)	2,700	32,531
Toyo Gosei Co. Ltd.	800	55,993
Toyo Kanetsu KK	1,500	23,249
Toyo Securities Co. Ltd.	6,400	29,914

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Toyo Seikan Group Holdings Ltd.	12,200	$343,153
Toyo Tire Corp.	13,500	316,209
Toyobo Co. Ltd.	12,400	129,165
Toyoda Gosei Co. Ltd.	14,200	486,165
Toyokumo, Inc.	300	4,790
Toyota Boshoku Corp.	12,900	183,172
TPR Co. Ltd.	5,900	59,418
Traders Holdings Co. Ltd.	800	6,934
Transaction Co. Ltd.	3,500	25,934
Transcosmos, Inc.	2,800	65,133
TRE Holdings Corp.	5,300	63,547
Treasure Factory Co. Ltd.	1,900	24,418
Tri Chemical Laboratories, Inc.	400	7,649
Trial Holdings, Inc.	6,100	153,246
Trinity Industrial Corp.	200	1,563
tripla Co. Ltd.(1)	200	2,568
Trusco Nakayama Corp.	6,500	98,546
TS Tech Co. Ltd.	10,500	121,135
Tsubaki Nakashima Co. Ltd.(1)	1,400	2,948
Tsubakimoto Chain Co.	10,600	179,551
Tsubakimoto Kogyo Co. Ltd.	200	3,668
Tsugami Corp.	6,400	210,987
Tsukada Global Holdings, Inc.	500	1,949
Tsukishima Holdings Co. Ltd.	2,300	40,476
Tsukuba Bank Ltd.	12,900	60,813
Tsumura & Co.	7,300	172,857
Tsurumi Manufacturing Co. Ltd.	3,600	58,526
Tsutsumi Jewelry Co. Ltd.	100	1,668
Tsuzuki Denki Co. Ltd.	900	24,062
TV Asahi Holdings Corp.	3,000	58,841
Tv Tokyo Holdings Corp.	300	6,517
TWOSTONE&Sons	600	1,243
UACJ Corp.	23,000	335,201
UBE Corp.	11,700	260,324
Uchida Yoko Co. Ltd.	4,200	61,504
Ukai Co. Ltd.	100	2,172
ULS Group, Inc.	2,000	6,870
Umios Corp.	19,400	157,203
U-Next Holdings Co. Ltd.	5,600	60,723
Union Tool Co.	800	69,899
Unipres Corp.	4,900	40,977
Unisia Holdings Co.(2)	900	10,576
UNISOL Holdings Corp.	2,200	37,269
United Arrows Ltd.	3,100	47,893
United Super Markets Holdings, Inc.	13,538	69,052
Unitika Ltd.(1)	9,400	97,684
Universal Entertainment Corp.(1)(2)	2,000	9,257
User Local, Inc.	1,300	12,792
Ushio, Inc.	2,200	53,151
UT Group Co. Ltd.	61,000	91,045
V Technology Co. Ltd.	900	31,579
Valor Holdings Co. Ltd.	6,000	122,903

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Vector, Inc.	4,300	$58,775
Vision, Inc.	4,100	27,251
Visional, Inc.(1)	2,200	130,953
Vital KSK Holdings, Inc.	5,500	57,114
VRAIN Solution, Inc.(1)	100	2,680
VT Holdings Co. Ltd.	11,300	38,007
Wacom Co. Ltd.	16,400	85,335
Wakita & Co. Ltd.	3,500	42,237
Warabeya Nichiyo Holdings Co. Ltd.	1,100	19,274
Waseda Academy Co. Ltd.(2)	600	9,706
Washington Hotel Corp.	900	13,050
WATAMI Co. Ltd.	1,600	9,745
WDI Corp.	100	1,903
Weathernews, Inc.	3,300	43,692
West Holdings Corp.	3,400	55,610
Will Group, Inc.	200	1,507
WingArc1st, Inc.	2,900	62,600
World Co. Ltd.	8,500	86,458
World Holdings Co. Ltd.	1,000	18,074
Wowow, Inc.	200	1,262
W-Scope Corp.(1)	700	696
Xebio Holdings Co. Ltd.	1,400	10,162
YAC Holdings Co. Ltd.	200	1,632
Yagi & Co. Ltd.	300	3,208
Yahagi Construction Co. Ltd.	3,000	41,682
YAKUODO Holdings Co. Ltd.	200	2,078
YAMABIKO Corp.	4,100	112,713
Yamada Holdings Co. Ltd.	77,600	347,691
Yamae Group Holdings Co. Ltd.	2,700	48,289
Yamagata Bank Ltd.	3,600	102,701
Yamaguchi Financial Group, Inc.	24,100	486,615
Yamaha Corp.	55,000	460,105
Yamaichi Electronics Co. Ltd.	3,200	160,199
Yamami Co.	200	7,580
Yamanashi Chuo Bank Ltd.	4,300	197,427
Yamashin-Filter Corp.	400	1,354
Yamatane Corp.(2)	1,000	12,996
Yamaura Corp.	200	1,866
Yamaya Corp.	100	1,294
Yamazen Corp.	5,500	67,193
Yashima Denki Co. Ltd.	2,400	46,681
Yasuda Logistics Corp.	1,000	15,774
YE DIGITAL Corp.	800	7,648
Yellow Hat Ltd.	8,300	91,547
Yodoko Ltd.	15,000	133,796
Yokogawa Bridge Holdings Corp.	3,700	68,557
Yokorei Co. Ltd.	8,000	109,998
Yokowo Co. Ltd.	2,700	67,428
Yondenko Corp.	3,900	54,802
Yonex Co. Ltd.	3,800	65,964
Yonkyu Co. Ltd.	100	1,780
Yorozu Corp.	400	2,293

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Yoshinoya Holdings Co. Ltd.	9,600	$229,640
Yossix Holdings Co. Ltd.	600	12,400
Yotai Refractories Co. Ltd.	600	6,725
Yuasa Co. Ltd.	2,000	80,556
Yukiguni Factory Co. Ltd.	1,100	8,156
Yushin Co.	400	1,861
Yushiro, Inc.	1,100	20,460
Zacros Corp.	7,400	59,722
Zenhoren Co. Ltd.	600	4,576
Zenitaka Corp.	100	4,937
Zenkoku Hosho Co. Ltd.	15,100	303,301
Zenrin Co. Ltd.	3,900	22,827
Zeon Corp.	16,200	253,773
ZERIA Pharmaceutical Co. Ltd.	3,100	39,201
ZIGExN Co. Ltd.(2)	3,300	9,551
Zuken, Inc.	1,600	51,410
		115,317,418
Netherlands — 1.4%
Aalberts NV	9,140	465,826
Acomo NV	1,493	41,902
Alfen NV(1)(2)	2,128	28,383
Allfunds Group PLC	21,944	225,950
AMG Critical Materials NV	2,865	108,402
Arcadis NV	6,273	325,104
Avantium NV(1)(2)	2,403	13,632
Basic-Fit NV(1)	4,524	176,126
Brunel International NV	1,164	10,278
Constellium SE(1)	12,039	318,191
Corbion NV	4,321	101,404
Envipco Holding NV(1)	2,576	11,294
Ferrari Group PLC	1,709	15,823
ForFarmers NV	2,862	19,189
Fugro NV(2)	9,566	99,478
Havas NV	3,313	70,481
IMCD NV	1,593	185,320
InPost SA(1)	13,637	246,725
Kendrion NV	1,164	26,511
Koninklijke BAM Groep NV	24,699	333,509
Koninklijke Heijmans NV, CVA	2,648	272,333
Koninklijke Vopak NV	4,514	252,015
Nedap NV	439	47,043
OCI NV(1)	7,426	35,102
Pharming Group NV(1)	38,816	44,548
PostNL NV(2)	18,234	19,097
Randstad NV(2)	4,040	189,872
SBM Offshore NV	11,766	481,331
SIF Holding NV(1)	548	2,414
Signify NV	7,767	138,940
Sligro Food Group NV	2,257	27,660
TKH Group NV, CVA	3,469	208,493
TomTom NV(1)	4,187	20,161

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Van Lanschot Kempen NV, CVA	2,827	$218,680
		4,781,217
New Zealand — 0.3%
Air New Zealand Ltd.	442,037	102,084
Channel Infrastructure NZ Ltd.	126,991	253,884
Eroad Ltd.(1)	30,595	17,751
Fletcher Building Ltd.(1)	36,939	87,023
Freightways Group Ltd.	34,961	271,122
KMD Brands Ltd.(1)	6,154	6,159
Ryman Healthcare Ltd.(1)	40,330	50,136
SKYCITY Entertainment Group Ltd.(1)	218,803	87,362
Summerset Group Holdings Ltd.	54,474	275,271
Tourism Holdings Ltd.	2,282	3,644
		1,154,436
Norway — 2.2%
2020 Bulkers Ltd.	3,216	1,430
Aker ASA, A Shares	3	506
Aker Solutions ASA	49,373	228,933
Archer Ltd.(1)	7,324	19,445
Atea ASA(1)	7,074	135,196
Austevoll Seafood ASA	11,795	111,883
B2 Impact ASA	26,994	76,117
Bakkafrost P	6,879	335,036
Bluenord ASA(1)	3,028	179,170
Borregaard ASA	4,640	78,765
Bouvet ASA	9,579	52,521
BW Energy Ltd.(1)	7,293	43,714
BW LPG Ltd.	15,477	375,213
BW Offshore Ltd.	13,568	59,782
Cadeler AS(1)	33,311	208,706
DNO ASA	58,129	112,168
DOF Group ASA	21,677	308,897
Elopak ASA	9,269	36,888
Endur ASA	3,252	38,090
Europris ASA	20,726	195,525
FLEX LNG Ltd.(1)(2)	1,799	56,956
Grieg Seafood ASA	6,439	19,977
Himalaya Shipping Ltd.(1)	3,917	65,923
Hoegh Autoliners ASA	17,483	321,631
Kid ASA	3,919	51,606
Kitron ASA	27,436	270,316
Klaveness Combination Carriers ASA	2,522	29,323
Kongsberg Automotive ASA(1)	74,742	16,065
Kongsberg Maritime AS(1)	52,452	322,321
Leroy Seafood Group ASA	33,153	161,046
Moreld AS(1)	7,007	18,483
MPC Container Ships ASA	57,830	165,136
Multiconsult ASA	1,484	22,869
NEL ASA(1)	214,081	47,610
Noram Drilling AS(1)	1,081	5,463
Norbit ASA	4,968	88,186
Norconsult Norge AS	26,401	109,088

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Nordic Mining ASA(1)	729	$151
Nordic Semiconductor ASA(1)	4,680	83,185
Norske Skog ASA(1)	9,178	48,325
Norwegian Air Shuttle ASA	85,080	117,559
Odfjell Drilling Ltd.	18,682	188,865
Odfjell SE, Class A	2,172	26,772
Odfjell Technology Ltd.	1,844	11,661
OKEA ASA(1)	8,412	35,053
Paratus Energy Services Ltd.	11,235	60,758
Pareto Bank ASA	4,291	27,018
Petronor E&P ASA(1)	7,948	9,914
PPI Public Property Invest AB, Class A	23,675	46,386
Prosafe SE(1)	50,964	29,128
Protector Forsikring ASA	6,184	315,756
Salmon Evolution ASA(1)	21,844	8,979
SATS ASA(1)	23,646	113,736
Scatec ASA(1)	17,761	183,266
Sea1 offshore, Inc.	5,808	17,080
SED Energy Holdings PLC(1)	26,027	21,579
Sentia AS	3,417	31,599
Solstad Maritime ASA	7,131	22,011
Solstad Offshore ASA	4,042	29,835
SpareBank 1 Nord Norge	14,342	261,433
Sparebank 1 Oestlandet	5,452	116,282
SpareBank 1 SMN	17,244	390,729
Sparebanken Norge	5,356	117,012
Stolt-Nielsen Ltd.	2,931	103,301
TGS ASA	29,444	429,065
TOMRA Systems ASA	16,060	185,539
Veidekke ASA	11,472	257,610
Wilh Wilhelmsen Holding ASA, Class A	1,399	122,306
Zaptec ASA	14,601	79,312
		7,861,189
Portugal — 0.3%
Corticeira Amorim SGPS SA	3,498	28,498
CTT-Correios de Portugal SA	15,061	114,594
Mota-Engil SGPS SA(2)	11,026	60,797
Navigator Co. SA	2,188	8,245
NOS SGPS SA	34,834	203,358
REN - Redes Energeticas Nacionais SGPS SA	72,749	296,072
Semapa-Sociedade de Investimento e Gestao	2,047	50,381
Sonae SGPS SA	47,426	110,329
Teixeira Duarte SA(1)(2)	49,444	27,295
		899,569
Singapore — 1.9%
Addvalue Technologies Ltd.(1)	62,400	9,060
AEM Holdings Ltd.	36,051	251,598
Banyan Tree Holdings Ltd.	83,400	34,082
Boustead Singapore Ltd.	5,200	7,558
Bumitama Agri Ltd.	96,700	167,925
Capitaland India Trust	278,100	213,172
Centurion Corp. Ltd.	64,000	80,084

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
China Aviation Oil Singapore Corp. Ltd.	56,200	$64,448
China Sunsine Chemical Holdings Ltd.	66,200	34,334
CNMC Goldmine Holdings Ltd.	71,100	76,454
ComfortDelGro Corp. Ltd.(2)	564,300	572,018
COSCO Shipping International Singapore Co. Ltd.(2)	35,500	3,127
CSE Global Ltd.	10,800	10,095
First Resources Ltd.	138,700	498,385
Food Empire Holdings Ltd.(2)	67,680	122,741
Frencken Group Ltd.	75,800	139,471
Geo Energy Resources Ltd.	187,400	80,268
Golden Agri-Resources Ltd.	1,825,800	451,993
Hafnia Ltd.	66,179	560,153
Haw Par Corp. Ltd.	13,400	154,720
Hong Leong Asia Ltd.	57,000	131,530
Hutchison Port Holdings Trust, U Shares	1,128,100	231,222
iFAST Corp. Ltd.	4,700	32,805
ISDN Holdings Ltd.	38,400	20,830
Keppel Infrastructure Trust	1,011,100	413,545
LHN Ltd.	42,300	18,282
Marco Polo Marine Ltd.	633,400	65,710
Nanofilm Technologies International Ltd.	67,900	50,181
Netlink NBN Trust	64,400	49,399
Oiltek International Ltd.	24,900	26,612
Olam Group Ltd.	183,200	151,290
Pan-United Corp. Ltd.	64,700	79,745
PC Partner Group Ltd.	6,400	14,256
Propnex Ltd.(2)	35,100	49,399
Raffles Medical Group Ltd.	227,400	154,753
RH PetroGas Ltd.	45,900	5,901
Riverstone Holdings Ltd.(2)	166,100	103,889
Samudera Shipping Line Ltd.	43,600	31,548
Sheng Siong Group Ltd.	200,600	507,751
Singapore Post Ltd.	26,400	7,061
StarHub Ltd.(2)	168,600	149,861
Super Hi International Holding Ltd.(1)(2)	26,000	33,929
Venture Corp. Ltd.	53,600	712,352
Wee Hur Holdings Ltd.	105,400	54,213
Yangzijiang Financial Holding Ltd.(1)	56,800	8,920
Yangzijiang Maritime Development Ltd.	127,300	58,532
Yanlord Land Group Ltd.	188,500	83,626
Yoma Strategic Holdings Ltd.(1)	468,800	28,731
		6,807,559
South Africa — 0.1%
Anglogold Ashanti PLC (New York)	2,799	314,384
Spain — 1.3%
Acerinox SA	23,261	483,296
Almirall SA	10,794	129,386
Amper SA(1)(2)	4,522	24,039
Atresmedia Corp. de Medios de Comunicacion SA	11,166	66,750
CIE Automotive SA	2,707	78,932
Construcciones y Auxiliar de Ferrocarriles SA	2,185	180,196
Deoleo SA(1)	32,816	15,154

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Distribuidora Internacional de Alimentacion SA(1)	1,925	$84,898
Ebro Foods SA	4,156	88,240
eDreams ODIGEO SA(1)(2)	9,555	61,702
Elecnor SA	5,531	201,076
Enagas SA	32,537	636,727
Ence Energia y Celulosa SA(1)(2)	11,675	34,400
Faes Farma SA	13,148	68,834
Fluidra SA	2,094	47,158
Gestamp Automocion SA	16,086	55,594
Global Dominion Access SA(2)	10,193	32,445
Grenergy Renovables SA(1)	254	26,145
Grupo Empresarial San Jose SA	3,369	30,160
Indra Sistemas SA	2,104	149,559
Laboratorios Farmaceuticos Rovi SA	1,622	114,034
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	6,676	10,286
Logista Integral SA	4,372	183,132
Melia Hotels International SA	13,529	157,087
Neinor Homes SA	5,718	102,973
Obrascon Huarte Lain SA(1)(2)	70,416	32,202
Pharma Mar SA	1,649	155,770
Prosegur Cash SA(2)	13,421	10,306
Prosegur Cia de Seguridad SA	9,913	33,188
Sacyr SA	35,767	175,906
Solaria Energia y Medio Ambiente SA(1)	10,758	211,448
Soltec Power Holdings SA(1)(2)	85	82
Tecnicas Reunidas SA(1)	2,054	62,897
Tubacex SA	9,409	31,012
Tubos Reunidos SA(1)	2,915	365
Unicaja Banco SA	82,261	336,692
Vidrala SA(2)	1,751	182,536
Viscofan SA	3,170	210,651
		4,505,258
Sweden — 4.2%
AcadeMedia AB	12,616	133,573
AddLife AB, B Shares	17,546	306,598
Addnode Group AB	573	2,765
AFRY AB	1,320	14,151
Alimak Group AB	7,953	108,178
Alleima AB	22,585	288,109
Altra Fastigheter AB	20,069	157,313
Ambea AB	12,276	219,950
Apotea AB	8,681	70,212
AQ Group AB	9,316	210,315
Arjo AB, B Shares	27,830	81,479
Asker Healthcare Group AB	21,301	163,385
Asmodee Group AB, Class B(1)	23,011	370,131
Atrium Ljungberg AB, B Shares	31,846	83,297
Attendo AB	22,309	278,044
Avarda Bank AB	3,987	86,780
Beijer Alma AB	2,815	88,460
Bergman & Beving AB	3,138	86,618
Better Collective AS(1)(2)	4,132	51,291

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
BICO Group AB(1)	5,287	$12,045
Bilia AB, A Shares	9,932	151,715
Billerud AB	33,695	281,689
BioArctic AB(2)	6,206	205,811
BioGaia AB, B Shares	13,290	158,918
Bonava AB, B Shares(1)	16,777	17,809
BoneSupport Holding AB(1)(2)	8,629	196,337
Boozt AB(1)(2)	10,036	157,016
Bufab AB	22,224	309,940
Bulten AB(1)	2,012	13,601
Bure Equity AB	9,835	322,633
Byggmax Group AB	7,568	40,396
Cantargia AB(1)(2)	45,519	8,685
Catena AB	7,116	281,601
Cibus Real Estate AB publ	10,415	152,614
Clas Ohlson AB, B Shares	6,420	309,200
Cloetta AB, B Shares	29,263	174,733
Coffee Stain Group AB, Class B(1)(2)	13,088	25,826
Coor Service Management Holding AB	16,416	85,950
Corem Property Group AB, B Shares	102,556	26,443
Cynca Nordic AB(1)	19,800	34,180
DGH International AB(1)(2)	2,965	3,603
Dios Fastigheter AB	17,061	114,255
Dynavox Group AB(2)	17,662	137,692
Eastnine AB	3,223	15,165
Electrolux AB, B Shares(1)(2)	59,719	174,052
Electrolux Professional AB, B Shares	32,189	163,974
Embracer Group AB(1)(2)	18,943	141,609
Enad Global 7 AB(1)	6,018	9,776
Engcon AB	3,728	26,835
Enity Holding AB	2,601	21,108
Fabege AB	26,578	198,467
Fagerhult Group AB	6,604	11,630
Fastighetsbolaget Emilshus AB, Class B(1)	309	1,683
FastPartner AB, Class A	7,627	33,839
G5 Entertainment AB	549	3,427
Granges AB	13,981	262,956
Gruvaktiebolaget Viscaria(1)	38,285	93,473
Hacksaw AB(2)	8,659	71,557
Haypp Group AB(1)	2,789	41,351
Heba Fastighets AB, Class B	8,345	21,477
Hemnet Group AB	10,147	101,343
Hexatronic Group AB(1)(2)	26,139	109,479
Hexpol AB	10,869	109,545
HMS Networks AB	4,575	248,091
Hoist Finance AB	8,164	186,115
Hufvudstaden AB, A Shares	13,468	165,045
Humble Group AB(1)	46,639	27,320
Husqvarna AB, B Shares	33,566	133,387
Instalco AB	26,824	105,944
Intea Fastigheter AB	17,548	133,364
Intrum AB(1)	195,006	76,913

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Invisio AB(2)	5,232	$125,151
Inwido AB	327	5,999
JM AB	9,681	131,061
KNOW IT AB	213	2,095
Lime Technologies AB	1,343	36,122
Logistea AB, Class B	40,183	54,887
Loomis AB	6,425	362,784
Medcap AB(1)	2,091	122,333
Medicover AB, B Shares	928	23,461
MEKO AB	4,742	36,652
Mildef Group AB	5,915	142,751
MIPS AB	3,879	151,127
Modern Times Group MTG AB, B Shares(1)	13,130	181,699
Morrow Bank AB(1)	15,001	23,353
Munters Group AB	13,327	233,028
Mycronic AB	1,462	49,741
NCAB Group AB	15,993	131,834
NCC AB, B Shares	13,796	258,711
Nelly Group AB(1)	1,794	6,782
Neobo Fastigheter AB(1)(2)	15,793	31,884
Net Insight AB, B Shares(1)	20,593	6,427
New Wave Group AB, B Shares	13,752	125,534
Nobia AB(1)	5,890	9,347
Nolato AB, B Shares	26,294	145,824
Norion Bank AB(1)	656	4,590
Note AB(1)(2)	279	4,857
NP3 Fastigheter AB	4,553	119,958
Orron Energy AB(1)(2)	13,907	10,897
Ovzon AB(1)	9,071	36,810
Pandox AB	10,532	186,151
Paradox Interactive AB	5,859	88,149
Peab AB, Class B	22,803	233,737
Platzer Fastigheter Holding AB, B Shares	7,898	58,922
Plejd AB(1)	1,441	147,746
PowerCell Sweden AB(1)(2)	150	314
Prevas AB, B Shares	224	1,596
Proact IT Group AB	2,283	32,128
Ratos AB, B Shares	30,904	122,538
RaySearch Laboratories AB	4,641	87,251
Rejlers AB	117	1,952
Rusta AB	9,086	76,948
Rvrc Holding AB	14,689	85,005
Samhallsbyggnadsbolaget i Norden AB(1)(2)	59,607	18,772
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	11,472	7,092
Saniona AB(1)	25,331	30,116
Scandi Standard AB	4,173	62,678
Scandic Hotels Group AB	23,349	218,260
Sdiptech AB, Class B(1)	4,852	131,991
Sedana Medical AB(1)	7,231	8,564
Sinch AB(1)	70,625	342,454
SkiStar AB	5,170	87,607
Stillfront Group AB(1)	21,463	14,803

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Storytel AB	5,388	$61,285
Surgical Science Sweden AB(1)(2)	1,802	10,144
Sveafastigheter AB(1)	10,725	34,225
SwedenCare AB(2)	7,460	17,559
Synsam AB	19,918	122,086
Teqnion AB(1)	764	14,818
Thule Group AB	16,332	348,782
Troax Group AB(2)	6,221	96,178
Truecaller AB, B Shares(2)	39,808	102,157
VBG Group AB, B Shares	2,925	95,519
Viaplay Group AB, B Shares(1)	340,742	47,119
Vicore Pharma Holding AB(1)	3,690	3,966
Vitrolife AB(2)	10,402	102,864
Wallenstam AB, B Shares	38,470	158,022
Wihlborgs Fastigheter AB	41,298	331,605
Yubico AB(1)	6,581	60,518
Zinzino AB, Class B(2)	3,425	49,409
		14,988,995
Switzerland — 3.7%
Accelleron Industries AG	6,690	602,419
Allreal Holding AG	1,866	457,743
ALSO Holding AG	711	170,020
ams-OSRAM AG(1)	10,467	236,948
APG SGA SA	64	15,634
Arbonia AG(1)	4,643	26,703
Aryzta AG(1)	2,989	152,133
Ascom Holding AG	3,029	19,978
Autoneum Holding AG	381	60,323
Bachem Holding AG, Class B(2)	2,740	256,169
Basilea Pharmaceutica Ag Allschwil(1)	1,611	126,472
Basler Kantonalbank	376	45,081
Bell Food Group AG	130	37,192
Bossard Holding AG, Class A	812	237,062
Bucher Industries AG	744	290,876
Burckhardt Compression Holding AG	330	208,551
Burkhalter Holding AG	712	115,413
Bystronic AG	52	9,724
Cembra Money Bank AG	3,356	367,827
Cicor Technologies Ltd.(1)(2)	301	47,464
Cie Financiere Tradition SA, Class BR	246	82,425
Clariant AG(1)	25,175	338,040
Comet Holding AG	574	235,868
Cosmo NV	223	15,284
Daetwyler Holding AG, Bearer Shares	1,015	168,078
DKSH Holding AG	5,048	411,241
dormakaba Holding AG	3,562	254,564
EFG International AG(1)	13,445	265,691
Emmi AG	242	251,628
Forbo Holding AG	113	136,040
Gurit Holding AG, Bearer Shares(1)	107	6,446
Hiag Immobilien Holding AG	584	91,556
Huber & Suhner AG	1,339	275,396
Implenia AG	2,131	174,412

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Inficon Holding AG	2,211	$455,398
Interroll Holding AG	48	95,473
Intershop Holding AG	669	132,026
Jungfraubahn Holding AG	621	197,513
Kardex Holding AG	650	207,692
Komax Holding AG(1)	411	38,915
Landis & Gyr Group AG(1)	2,180	125,276
LEM Holding SA(1)	69	46,877
Leonteq AG(1)	720	18,953
Medacta Group SA	796	124,269
Medmix AG	2,183	24,361
Mobilezone Holding AG	334	5,426
Mobimo Holding AG	995	421,325
Montana Aerospace AG(1)	3,121	90,753
Novavest Real Estate AG(1)	544	26,630
OC Oerlikon Corp. AG Pfaeffikon	26,235	167,471
PolyPeptide Group AG(1)	1,870	101,860
R&S Group Holding AG(1)(2)	3,402	80,508
Rieter Holding AG(1)(2)	7,415	28,021
Schweiter Technologies AG(2)	137	60,994
Sensirion Holding AG(1)	870	87,201
SFS Group AG(1)	1,919	319,546
Siegfried Holding AG(1)	3,842	343,729
SIG Group AG(1)	32,804	554,037
SKAN Group AG	1,222	97,590
SMG Swiss Marketplace Group AG	2,300	91,496
Softwareone Holding AG(1)	11,578	136,162
Softwareone Holding AG(1)	6,206	72,696
St. Galler Kantonalbank AG	150	121,664
Stadler Rail AG	2,851	105,202
Sulzer AG	1,825	362,402
Tecan Group AG	1,926	470,284
Temenos AG	5,369	493,662
TX Group AG	311	62,695
Valiant Holding AG	2,135	395,012
Vaudoise Assurances Holding SA	53	50,226
Vetropack Holding AG	1,254	33,504
Vontobel Holding AG	3,255	375,103
Warteck Invest AG	3	7,149
Ypsomed Holding AG(1)	492	241,793
Zehnder Group AG	1,089	97,769
		13,159,064
United Kingdom — 11.5%
4imprint Group PLC	3,711	223,169
Aberdeen Group PLC	12,580	42,465
Advanced Medical Solutions Group PLC	8,931	33,934
AEP Plantations PLC	27,151	75,344
AG Barr PLC	13,155	106,186
AJ Bell PLC	38,585	314,558
Alfa Financial Software Holdings PLC	10,564	23,827
AO World PLC	26,191	34,026
Ashtead Technology Holdings PLC(2)	11,518	54,102

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
ASOS PLC(1)	4,169	$23,442
Atalaya Mining Copper SA	13,256	193,429
Autotrader Group PLC	101,266	718,233
B&M European Value Retail PLC	133,352	427,120
Babcock International Group PLC	19,419	274,861
Balfour Beatty PLC	69,868	828,335
Barratt Redrow PLC	146,062	622,612
Beazley PLC	46,014	805,239
Bellway PLC	14,013	407,975
Berkeley Group Holdings PLC(1)	10,864	522,194
Bloomsbury Publishing PLC(2)	11,244	97,199
Bodycote PLC	20,560	252,542
BP Marsh & Partners PLC	748	6,884
Breedon Group PLC	1,534	7,347
Burberry Group PLC(1)	41,629	602,573
Burford Capital Ltd.	5,707	23,684
Burford Capital Ltd. (London)(2)	16,501	71,028
Bytes Technology Group PLC(2)	32,409	190,449
Capita PLC(1)	12,500	47,371
Capricorn Energy PLC(1)	5,361	25,100
Central Asia Metals PLC	21,286	50,655
Chemring Group PLC	32,764	242,148
Chesnara PLC	28,021	142,740
Churchill China PLC	331	1,660
Close Brothers Group PLC(1)	19,451	108,335
CMC Markets PLC	11,153	109,125
Coats Group PLC	233,454	255,055
Computacenter PLC	7,700	587,725
Conduit Holdings Ltd.	16,614	102,199
Costain Group PLC	35,617	109,690
Cranswick PLC	7,116	517,904
Crest Nicholson Holdings PLC(2)	27,373	23,667
CVS Group PLC	8,354	148,773
DCC Energy PLC	8,646	742,717
Dr. Martens PLC	69,896	72,864
Drax Group PLC	45,893	480,225
Duke Capital Ltd.	28,854	10,448
Dunelm Group PLC	17,359	204,265
easyJet PLC	23,497	210,749
Ecora Royalties PLC	26,008	59,631
Energean PLC	14,963	148,986
EnQuest PLC	254,561	88,995
Essentra PLC	29,833	43,527
Everplay Group PLC	13,376	48,304
FDM Group Holdings PLC	11,680	17,337
Ferrexpo PLC(1)	28,762	8,360
Fevara PLC	2,188	4,333
Fevertree Drinks PLC	2,979	34,291
Filtronic PLC(1)	22,911	72,761
Firstgroup PLC	83,382	201,019
Fonix PLC	5,041	11,574
Foresight Group Holdings Ltd.	9,074	60,640

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Forterra PLC	22,429	$42,975
Foxtons Group PLC	25,582	13,291
Frasers Group PLC(1)	13,729	154,152
Frontier Developments PLC(1)	2,676	15,448
FRP Advisory Group PLC	25,692	41,343
Fuller Smith & Turner PLC, Class A	2,689	27,245
Funding Circle Holdings PLC(1)	15,267	46,842
Galliford Try Holdings PLC	12,872	105,575
Games Workshop Group PLC	2,911	721,853
Gamma Communications PLC	10,915	167,735
Genel Energy PLC(1)(2)	8,690	8,245
Georgia Capital PLC(1)	3,581	211,927
Gooch & Housego PLC	3,801	62,045
Goodwin PLC(2)	347	86,493
Grafton Group PLC	22,691	317,233
Greencore Group PLC	33,660	121,271
Greggs PLC	13,029	323,955
Gulf Keystone Petroleum Ltd.	27,532	71,870
Gulf Marine Services PLC(1)	60,888	15,000
Gym Group PLC(1)	12,957	34,237
Halfords Group PLC	30,347	111,793
Harbour Energy PLC	102,057	356,910
Harworth Group PLC	9,027	21,463
Hays PLC	201,765	210,358
Helios Towers PLC	126,360	344,927
Henry Boot PLC(2)	4,171	8,223
Hikma Pharmaceuticals PLC	19,433	422,920
Hill & Smith PLC	11,751	473,084
Hilton Food Group PLC	10,555	90,562
Hiscox Ltd.	34,736	859,414
Hochschild Mining PLC	44,778	396,077
Hollywood Bowl Group PLC	19,390	72,239
Hostelworld Group PLC	6,334	9,243
Howden Joinery Group PLC	71,579	760,741
Hunting PLC	17,119	95,226
Ibstock PLC	37,437	44,901
Impax Asset Management Group PLC(2)	4,646	7,125
Inchcape PLC	39,205	448,914
IntegraFin Holdings PLC	35,650	191,682
IP Group PLC(1)	97,674	95,839
IQE PLC(1)(2)	155,016	100,645
ITV PLC	433,576	414,534
J D Wetherspoon PLC(2)	9,970	114,896
James Halstead PLC	38,981	72,002
JD Sports Fashion PLC	276,178	320,263
JET2 PLC	16,288	330,974
Johnson Matthey PLC	16,023	489,015
Johnson Service Group PLC	47,699	95,373
Jubilee Metals Group PLC(1)	246,149	8,504
Judges Scientific PLC	68	3,695
Jupiter Fund Management PLC	54,852	125,451
Kainos Group PLC	9,884	165,239

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Keller Group PLC	10,320	$421,542
Keystone Law Group PLC	1,935	15,252
Kier Group PLC	50,692	177,721
Lancashire Holdings Ltd.	29,492	243,624
Lion Finance Group PLC	4,604	829,194
Liontrust Asset Management PLC	8,437	36,325
LSL Property Services PLC	6,168	23,264
Luceco PLC	11,593	34,200
M&C Saatchi PLC(1)(2)	8,018	16,235
Macfarlane Group PLC(2)	9,989	10,378
Man Group PLC	140,568	583,073
Marshalls PLC	23,497	52,444
Marston's PLC(1)	76,065	53,604
Me Group International PLC	24,539	42,866
Mears Group PLC	10,093	57,885
Metals Exploration PLC(1)(2)	173,276	38,362
Michael Page PLC	35,963	107,114
Midwich Group PLC(2)	3,975	7,591
Mitchells & Butlers PLC(1)	32,624	123,596
Mitie Group PLC	149,911	421,163
MJ Gleeson PLC(2)	3,579	13,431
Molten Ventures PLC(1)	21,548	203,896
Mondi PLC	43,393	504,397
MONY Group PLC	58,995	161,976
Morgan Advanced Materials PLC	33,692	108,919
Morgan Sindall Group PLC	5,575	329,843
Mortgage Advice Bureau Holdings PLC	3,649	25,108
MP Evans Group PLC	5,647	137,457
NCC Group PLC	28,844	56,302
Next 15 Group PLC(2)	8,911	38,223
Nichols PLC	2,603	40,219
Ninety One PLC	28,875	83,674
Norcros PLC	5,145	22,608
Ocado Group PLC(1)(2)	63,795	204,674
On the Beach Group PLC(2)	17,739	46,192
OSB Group PLC	44,383	306,439
Oxford Instruments PLC	7,723	296,963
Pan African Resources PLC	279,823	509,100
Pantheon Resources PLC(1)(2)	196,902	30,361
Paragon Banking Group PLC	22,937	245,916
PayPoint PLC	7,746	65,615
Pennon Group PLC	54,233	350,109
Persimmon PLC	27,567	435,708
Pinewood Technologies Group PLC(1)	3,983	24,252
Plus500 Ltd.	8,066	409,652
Polar Capital Holdings PLC	14,121	167,434
Pollen Street Group Ltd.	4,318	51,657
PPHE Hotel Group Ltd.	2,675	54,912
Premier Foods PLC	89,871	240,465
Pulsar Group PLC(1)	1,831	595
PureTech Health PLC(1)(2)	22,963	38,898
PZ Cussons PLC	27,037	37,915

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
QinetiQ Group PLC	57,818	$394,895
Quilter PLC	21,847	57,032
Rathbones Group PLC	5,368	123,445
Reach PLC	34,288	19,752
Renishaw PLC	4,579	316,201
Restore PLC	17,123	67,836
RHI Magnesita NV	2,233	82,724
Rightmove PLC	95,318	654,282
Rockhopper Exploration PLC(1)(2)	7,758	8,289
Rockhopper Exploration PLC(1)	184	21
Rotork PLC	94,765	617,509
RS Group PLC	55,299	562,603
RWS Holdings PLC	20,357	34,404
S&U PLC	135	3,653
S4 Capital PLC	73,363	49,290
Sabre Insurance Group PLC	23,219	53,654
Secure Trust Bank PLC	2,361	47,481
Senior PLC	58,418	230,964
Serabi Gold PLC	6,409	27,473
Serco Group PLC	129,278	452,367
Serica Energy PLC	39,273	139,036
Severfield PLC(1)	24,891	12,843
Shawbrook Group PLC(1)	12,802	54,317
SIG PLC(1)	36,329	4,661
SigmaRoc PLC(1)	127,014	214,791
Softcat PLC	20,749	579,142
Spire Healthcare Group PLC	39,540	125,065
SSP Group PLC	94,577	257,301
SThree PLC	16,050	65,221
Supreme PLC	5,049	10,116
Synthomer PLC(1)	12,121	16,131
Tate & Lyle PLC	46,723	348,614
Tatton Asset Management PLC	5,713	53,238
Taylor Wimpey PLC	309,530	353,975
TBC Bank Group PLC	5,932	402,150
Team Internet Group PLC(1)	8,157	4,855
TP ICAP Group PLC	77,359	358,434
Trainline PLC(1)	39,696	105,536
Travis Perkins PLC	25,006	218,769
TT Electronics PLC(1)	13,250	24,173
TUI AG	51,190	416,019
Vanquis Banking Group PLC(1)	34,133	36,760
Vertu Motors PLC(2)	28,038	34,466
Vesuvius PLC	24,185	126,669
Victorian Plumbing Group PLC	15,381	15,345
Victrex PLC	8,045	91,251
Vistry Group PLC(1)(2)	34,663	139,868
Volution Group PLC	23,695	214,325
Warpaint London PLC	115	334
Watches of Switzerland Group PLC(1)	36,533	350,281
Watkin Jones PLC(1)	10,604	2,225
WH Smith PLC	11,427	63,200

Schedule of Investments - Avantis International Small Cap Equity ETF

	Shares	Value
Whitbread PLC	21,013	$690,168
Wickes Group PLC	33,655	87,837
WPP PLC, ADR	13,338	341,186
XP Power Ltd.(1)	2,659	64,153
Yellow Cake PLC(1)	29,919	234,518
Young & Co.'s Brewery PLC, Class A	1,434	16,894
Zigup PLC	32,244	190,934
Zotefoams PLC	4,531	27,048
		40,660,964
United States — 0.6%
Alcoa Corp.	318	15,786
Coeur Mining, Inc.	8,135	169,045
Coeur Mining, Inc.	23,976	497,702
Golar LNG Ltd.	6,543	336,899
Hut 8 Corp.(1)	2,734	215,079
Indivior Pharmaceuticals, Inc.(1)	2,729	95,324
Kingsway Corp.(1)(2)	263	2,712
Lion Electric Co.(1)	1,425	1
Luxfer Holdings PLC	693	11,906
Ovintiv, Inc.	2,806	184,421
Pagaya Technologies Ltd., Class A(1)	858	18,653
Primo Brands Corp., Class A	4,855	110,791
Quanex Building Products Corp.	220	4,228
Quanex Building Products Corp. (London)	34	653
Royal Gold, Inc.	860	224,864
Sunococorp LLC	2,113	164,180
Trilogy Metals, Inc.(1)	6,215	22,511
Uranium Royalty Corp.(1)	11,505	48,436
Viemed Healthcare, Inc.(1)	15	133
		2,123,324
TOTAL COMMON STOCKS (Cost $297,614,067)		352,622,569
RIGHTS — 0.0%
Canada — 0.0%
Greenfire Resources Ltd.(1)	5,258	6,260
Germany — 0.0%
Norma Group SE(1)	2,393	1,987
Sweden — 0.0%
Scandi Standard AB(1)	4,173	394
TOTAL RIGHTS (Cost $5,211)		8,641
WARRANTS — 0.0%
Italy — 0.0%
Fincantieri SpA(1)(2) (Cost $—)	531	738
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	276,783	276,783
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,187,658	4,187,658
TOTAL SHORT-TERM INVESTMENTS (Cost $4,464,441)		4,464,441
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $302,083,719)		357,096,389
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,352,753)
TOTAL NET ASSETS — 100.0%		$353,743,636

Schedule of Investments - Avantis International Small Cap Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.1%
Materials	16.4%
Financials	14.1%
Consumer Discretionary	12.1%
Information Technology	8.2%
Energy	6.4%
Consumer Staples	6.2%
Health Care	4.7%
Real Estate	3.3%
Utilities	3.3%
Communication Services	2.9%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $15,754,637. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $16,689,887, which includes securities collateral of $12,502,229.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,761,659	$348,860,910	—
Rights	—	8,641	—
Warrants	—	738	—
Short-Term Investments	4,464,441	—	—
	$8,226,100	$348,870,289	—

See Notes to Financial Statements.

Schedule of Investments - Avantis International Small Cap Value ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 9.4%
29Metals Ltd.(1)	19,287,125	$5,244,850
Accent Group Ltd.	4,238,940	2,170,300
Adairs Ltd.	1,172,473	1,175,099
Aeris Resources Ltd.(1)	21,537,960	7,700,257
AIC Mines Ltd.(1)	8,919,154	5,168,867
Alkane Resources Ltd.(1)	1,003,156	1,363,180
Alliance Aviation Services Ltd.(2)	134,244	63,370
Amotiv Ltd.(2)	287,115	1,301,995
AMP Ltd.	9,166,512	15,613,245
Amplitude Energy Ltd.(1)	3,306,888	3,838,695
Appen Ltd.(1)	714,956	580,415
ARB Corp. Ltd.	359,942	4,946,146
ARN Media Ltd.	1,042	198
Aurelia Metals Ltd.(1)	21,786,734	7,100,490
Aurizon Holdings Ltd.	13,393,217	35,088,770
Austal Ltd.(1)	2,108,137	6,238,160
Australian Agricultural Co. Ltd.(1)	232,563	221,616
Australian Finance Group Ltd.	2,515,931	2,702,672
Baby Bunting Group Ltd.(1)(2)	565,175	502,627
Bank of Queensland Ltd.	13,832,876	64,645,368
Bapcor Ltd.(2)	632,749	307,396
Beach Energy Ltd.	50,065,759	31,030,510
Bendigo & Adelaide Bank Ltd.	2,539,711	19,501,769
Black Cat Syndicate Ltd.(1)	5,800,925	4,465,715
Boss Energy Ltd.(1)	137,959	139,929
Capricorn Metals Ltd.	426,634	5,075,636
Catalyst Metals Ltd.(1)	3,347,246	15,598,286
Cedar Woods Properties Ltd.	1,278,578	6,462,591
Challenger Gold Ltd.(1)	2,914	4,194
Challenger Ltd.	3,767,707	25,460,733
Champion Iron Ltd.	11,093,046	27,811,126
Coast Entertainment Holdings Ltd.(1)(2)	13,124	4,896
Coronado Global Resources, Inc.(1)	7,862,789	1,266,934
Credit Corp. Group Ltd.	923,401	9,256,201
Cuscal Ltd.	1,189,095	4,702,379
Duratec Ltd.	304,824	460,588
Dyno Nobel Ltd.	24,900,307	67,346,236
Elders Ltd.	267,637	1,152,403
Emeco Holdings Ltd.(1)	2,970,281	2,423,522
Endeavour Group Ltd.	5,983,405	13,449,289
EVT Ltd.(2)	1,436,887	15,617,082
Fenix Resources Ltd.	2,953,309	570,898
Findi Ltd.(1)	1,352	392
FleetPartners Group Ltd.	3,876,250	11,600,348
Focus Minerals Ltd.(1)(2)	1,082,282	1,566,899
GenusPlus Group Ltd.	164,257	987,228
GrainCorp Ltd., A Shares	6,024,774	26,661,410
Grange Resources Ltd.(1)	4,529,711	437,180
Greatland Resources Ltd.(1)	1,513,950	12,955,873

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
GWA Group Ltd.	1,784,215	$2,619,111
Harvey Norman Holdings Ltd.	5,128,998	15,715,494
Helia Group Ltd.	9,250,704	33,369,459
Hillgrove Resources Ltd.(1)	702,865	553,974
Horizon Oil Ltd.	2,056,085	316,646
Humm Group Ltd.	1,118,620	340,680
Iluka Resources Ltd.	9,371,766	45,924,057
Inghams Group Ltd.	11,366,692	16,514,956
JB Hi-Fi Ltd.	12,653	605,471
Judo Capital Holdings Ltd.(1)	1,670,994	1,212,674
Jumbo Interactive Ltd.	242,765	1,272,744
Karoon Energy Ltd.	25,540,731	32,031,670
Kogan.com Ltd.	1,066,862	2,779,822
L1 Group Ltd.	4,400,918	4,161,281
Lindsay Australia Ltd.	43,815	23,691
Lycopodium Ltd.	11,168	183,349
MA Financial Group Ltd.	25,542	110,597
Maas Group Holdings Ltd.	643,660	2,444,301
Macmahon Holdings Ltd.	30,043,910	21,278,922
Macquarie Technology Group Ltd.(1)(2)	261,157	10,635,280
Magellan Financial Group Ltd.	2,652,344	17,038,909
Mayne Pharma Group Ltd.(1)(2)	147,610	328,276
McMillan Shakespeare Ltd.	222,913	3,318,787
Metals X Ltd.(1)	17,750,720	24,252,428
Metro Mining Ltd.(1)	3,336,192	3,261,052
Mineral Resources Ltd.(1)	29,487	1,362,789
Monadelphous Group Ltd.	775,924	15,996,530
Myer Holdings Ltd.(2)	11,275,857	1,614,504
MyState Ltd.	255,657	877,528
Navigator Global Investments Ltd.	3,755,730	6,536,985
Neuren Pharmaceuticals Ltd.(1)	1,019,383	14,389,036
New Hope Corp. Ltd.(2)	13,784,569	59,615,320
New Murchison Gold Ltd.(1)	13,358,209	659,889
nib holdings Ltd.	29,957	145,665
Nine Entertainment Co. Holdings Ltd.	21,974,756	15,170,589
NRW Holdings Ltd.	12,027,346	65,010,951
Nufarm Ltd.(1)	6,472,563	14,684,275
Nuix Ltd.(1)	1,134,871	1,619,227
OFX Group Ltd.(1)(2)	103,793	61,709
oOh!media Ltd.(2)	2,080,799	2,437,114
Ora Banda Mining Ltd.(1)	11,303,495	12,378,003
Orora Ltd.	19,841,774	20,725,745
Pantoro Gold Ltd.(1)	5,129,331	9,959,848
Peet Ltd.	854,847	1,162,425
Pepper Money Ltd.	304,325	407,596
Perenti Ltd.	27,198,295	43,955,640
Perseus Mining Ltd.	30,616,706	142,167,429
Premier Investments Ltd.	1	8
Ramelius Resources Ltd.	29,691,737	81,483,672
Redox Ltd.	339,518	816,639
Regis Resources Ltd.	22,371,490	132,967,252
Resimac Group Ltd.	17,380	11,891

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Resolute Mining Ltd.(1)	72,807,522	$71,472,028
Ricegrowers Ltd.(2)	584,732	5,589,051
Ridley Corp. Ltd.(2)	2,223,746	4,169,970
Sandfire Resources Ltd.(1)	2,156,058	35,317,998
Select Harvests Ltd.(2)	1,079,454	3,481,600
Servcorp Ltd.(2)	21,643	94,999
Sims Ltd.	3,429,451	59,662,650
Southern Cross Electrical Engineering Ltd.	190,783	565,340
Southern Cross Media Group Ltd.	118,167	50,777
SRG Global Ltd.	643,150	1,752,480
St Barbara Ltd.(1)	21,931,103	12,085,123
Stanmore Resources Ltd.	8,062,321	15,808,921
Star Entertainment Group Ltd.(1)(2)	34,408,504	3,201,555
Strike Energy Ltd.(1)	192,658	15,860
Super Retail Group Ltd.	4,210,448	40,510,040
Symal Group Ltd.	117,432	241,101
Terracom Ltd.(1)(2)	6,318,460	363,148
Tyro Payments Ltd.(1)(2)	3,531,129	1,856,693
Universal Store Holdings Ltd.	17,141	100,780
Vault Minerals Ltd.	22,339,044	106,658,430
Viva Energy Group Ltd.	2,901,106	6,152,678
Wagners Holding Co. Ltd.	1,079,728	3,238,209
West African Resources Ltd.(1)	29,597,655	79,390,886
Westgold Resources Ltd.	2,632,022	12,013,644
Westgold Resources Ltd. (Toronto)	192,598	868,529
Whitehaven Coal Ltd.	16,200,089	99,422,644
		1,922,580,987
Austria — 1.5%
AT&S Austria Technologie & Systemtechnik AG(1)	1,247,315	222,639,454
CPI Europe AG(1)	751	13,412
Lenzing AG(1)	910,426	24,191,698
Oesterreichische Post AG	444,230	16,009,536
Palfinger AG	13,641	503,015
Porr AG	627,375	27,122,472
UNIQA Insurance Group AG	416,844	8,519,166
Wienerberger AG	268,421	6,104,781
		305,103,534
Belgium — 1.3%
Bekaert SA	1,479,961	67,131,370
bpost SA(1)(2)	973,303	1,460,664
Cie d'Entreprises CFE	26,716	350,743
CMB Tech NV	285,670	5,220,121
EVS(2)	21,022	722,658
Gimv NV(2)	57,699	2,939,123
Ion Beam Applications(2)	149,590	2,789,672
KBC Ancora	133,925	14,494,412
Kinepolis Group NV	19,798	1,073,761
Ontex Group NV(1)	515	1,621
Proximus SADP	4,159,855	30,660,450
Solvay SA	1,774,971	53,283,227
Tessenderlo Group SA	557,313	14,855,832
Umicore SA	2,304,067	63,325,842
		258,309,496

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Canada — 10.9%
ACT Energy Technologies Ltd.(1)	38,101	$211,405
ADENTRA, Inc.	235,674	6,040,002
ADF Group, Inc.	38,619	446,113
Advantage Energy Ltd.(1)	3,153,255	25,322,507
Aecon Group, Inc.	492,963	15,447,443
AKITA Drilling Ltd.(1)	71,243	196,876
Allied Gold Corp.(1)	519,800	12,256,621
Amerigo Resources Ltd.	2,209,507	13,072,591
Andean Precious Metals Corp.(1)	180,561	902,838
Aris Mining Corp.(1)	2,646,133	52,905,477
Athabasca Oil Corp.(1)	4,631,828	35,525,330
AutoCanada, Inc.(1)(2)	89,441	1,437,819
B2Gold Corp.	23,957,701	131,374,528
Badger Infrastructure Solutions Ltd.	54,692	3,280,060
Baytex Energy Corp.	15,185,141	73,737,147
Birchcliff Energy Ltd.	3,581,602	16,874,967
Bird Construction, Inc.	89,922	4,392,452
Bonterra Energy Corp.(1)	16,299	70,679
Boston Pizza Royalties Income Fund	41,118	620,946
Calfrac Well Services Ltd.(1)(2)	53,688	272,323
Canacol Energy Ltd.(1)(2)	17,903	129
Canada Goose Holdings, Inc.(1)(2)	561,435	4,638,285
Canada Packers, Inc.	101,496	1,220,046
Canadian Tire Corp. Ltd., Class A	135,554	18,369,892
Capital Power Corp.	659,542	30,375,241
Capstone Copper Corp.(1)	1,546,159	17,938,769
Cardinal Energy Ltd.	1,533,503	13,266,497
Cargojet, Inc.(2)	75,837	4,624,801
Cascades, Inc.	1,058,058	12,634,554
Cavvy Energy Ltd.(1)(2)	198,386	314,910
Centerra Gold, Inc.	4,145,262	94,991,537
CES Energy Solutions Corp.	1,644,874	22,039,258
Chorus Aviation, Inc.	131,240	2,648,568
Cogeco Communications, Inc.	112,377	4,857,683
Cogeco, Inc.	13,800	558,791
Computer Modelling Group Ltd.	14,756	43,226
Defi Technologies, Inc.(1)(2)	1,438,222	840,550
Dorel Industries, Inc., Class B(1)(2)	42,819	49,123
Eldorado Gold Corp.	1,554,778	69,642,208
Empire Co. Ltd., Class A	425,645	14,701,559
Endeavour Silver Corp.(1)	775,300	8,307,085
Enerflex Ltd.	1,544,422	31,491,299
Energy Fuels, Inc.(1)(2)	1,525,034	22,494,252
Ensign Energy Services, Inc.(1)(2)	2,480,577	6,622,270
Equinox Gold Corp. (Toronto)	1,460,167	18,858,537
ERO Copper Corp.(1)	1,666,810	62,020,558
Evertz Technologies Ltd.	300	3,344
Finning International, Inc.	243,505	15,975,980
Fortuna Mining Corp.(1)	6,300,022	76,048,464
Freehold Royalties Ltd.	496,463	6,304,520
Frontera Energy Corp.	407,334	2,515,804
Galiano Gold, Inc.(1)	3,546,882	8,061,386

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Greenfire Resources Ltd.(1)	881	$5,435
Headwater Exploration, Inc.	3,856,217	40,232,979
High Liner Foods, Inc.	4	43
Hudbay Minerals, Inc.	2,400,234	68,701,817
IAMGOLD Corp.(1)	3,168,362	64,809,743
Imperial Metals Corp.(1)	693,460	4,678,272
InPlay Oil Corp.	155,400	1,972,283
International Petroleum Corp.(1)(2)	635,863	15,965,967
Jaguar Mining, Inc.(1)(2)	88,884	490,611
Journey Energy, Inc.(1)	288,484	1,221,834
K92 Mining, Inc.(1)	784,296	16,580,593
Kelt Exploration Ltd.(1)	2,206,988	16,879,449
Keyera Corp.	10	434
Kolibri Global Energy, Inc.(1)	1,512	9,117
Kolibri Global Energy, Inc.(1)(2)	83,661	506,451
Laurentian Bank of Canada	168,435	4,934,133
Leon's Furniture Ltd.	3,400	59,196
Linamar Corp.	502,297	35,785,422
Maple Leaf Foods, Inc.	776,657	14,883,661
Martinrea International, Inc.	1,681,725	12,437,448
Methanex Corp.	219,304	12,905,541
Mullen Group Ltd.	717,658	13,385,374
National Bank of Canada	1	153
North American Construction Group Ltd.	603,315	8,092,374
North West Co., Inc.	503,780	17,647,476
Obsidian Energy Ltd.(1)(2)	1,288,791	14,803,963
OceanaGold Corp.	3,813,028	112,166,493
Orezone Gold Corp.(1)	6,707,311	13,018,267
Orvana Minerals Corp.(1)	12,576	23,683
Paramount Resources Ltd., A Shares	452,972	10,327,873
Parex Resources, Inc.	2,082,959	42,863,011
Pason Systems, Inc.	54,804	586,021
PetroTal Corp.(1)	5,081,318	1,906,480
Peyto Exploration & Development Corp.	3,840,610	69,720,948
PHX Energy Services Corp.	32,257	298,376
Pine Cliff Energy Ltd.	38,156	15,142
Polaris Renewable Energy, Inc.(2)	38,910	409,328
Precision Drilling Corp.(1)	206,662	18,949,173
Propel Holdings, Inc.(2)	16,590	305,238
Real Matters, Inc.(1)(2)	229,556	750,308
Rio2 Ltd.(1)	1,291,692	3,224,687
Rogers Sugar, Inc.(2)	345,657	1,690,937
Russel Metals, Inc.	196,622	10,465,605
Saturn Oil & Gas, Inc.(1)(2)	1,721,416	7,874,582
Silvercorp Metals, Inc.	136,910	1,702,052
South Bow Corp.	1,744,609	65,985,356
Spartan Delta Corp.(1)	3,113,835	29,387,036
Spin Master Corp., VTG Shares	324,354	4,685,282
SSR Mining, Inc.	2,174,460	81,725,619
Stella-Jones, Inc.	74,637	3,715,290
Steppe Gold Ltd.(1)	28,890	37,104
Strathcona Resources Ltd.	158,995	4,906,538
Surge Energy, Inc.	2,267,442	18,208,903

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Tamarack Valley Energy Ltd.	10,631,681	$104,019,333
Tenaz Energy Corp.(1)	26,744	1,255,624
Tidewater Midstream & Infrastructure Ltd.(1)(2)	60,030	896,584
Torex Gold Resources, Inc.	1,312,624	64,165,573
Total Energy Services, Inc.	427,623	9,694,372
Transcontinental, Inc., Class A	639,000	2,521,974
Trican Well Service Ltd.	2,927,902	13,224,623
Valeura Energy, Inc.(1)	1,231,023	12,044,209
Vermilion Energy, Inc.	4,061,115	52,069,709
Wajax Corp.	270,529	5,807,019
Wesdome Gold Mines Ltd.(1)	2,058,997	49,352,343
West Fraser Timber Co. Ltd.	47	3,203
Western Forest Products, Inc.(1)(2)	641	8,376
Westshore Terminals Investment Corp.	160,498	4,776,899
Whitecap Resources, Inc.	5,899,398	76,448,060
		2,235,074,252
China — 0.0%
K Wah International Holdings Ltd.	2,026,000	531,561
Denmark — 1.7%
AL Sydbank	580,679	61,273,356
cBrain AS	459	5,853
Chemometec AS	12,282	945,011
D/S Norden AS	786,987	43,989,806
Dfds AS(1)	827,884	19,288,986
H&H International AS, B Shares(1)	370	5,910
NKT AS(1)	514,752	73,147,499
NNIT AS(1)	2,397	15,154
Per Aarsleff Holding AS	400,075	43,416,504
Rockwool AS, B Shares	58,429	1,872,522
Schouw & Co. AS	178,371	21,616,670
SJF Bank AS	12,039	861,333
Solar AS, B Shares(1)	40,157	1,274,842
TORM PLC, Class A	1,753,599	57,592,913
Zealand Pharma AS(1)	591,439	27,516,781
		352,823,140
Finland — 1.0%
Bittium OYJ	143,237	6,168,261
Finnair OYJ(1)	3,722,425	19,358,228
GRK Infra OYJ	25,996	647,687
Hiab OYJ, B Shares	63,642	4,656,033
Kalmar OYJ, B Shares	333,757	15,013,822
Kemira OYJ	2,072,945	42,274,759
Lassila & Tikanoja OYJ	60,937	506,087
Luotea PLC	29,401	66,526
Marimekko OYJ	207,906	2,313,911
Metsa Board OYJ, Class B(1)(2)	1,069,305	4,247,951
Nokian Renkaat OYJ(2)	3,802,357	72,617,400
Olvi OYJ, A Shares	26,801	1,002,606
Outokumpu OYJ	1,439,943	9,416,230
Posti Group OYJ	34,131	513,919
Puuilo OYJ	1,521,983	30,123,310
Suominen OYJ(1)	68,046	54,737
Tokmanni Group Corp.(2)	351,075	3,012,487

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
YIT OYJ(1)	175,928	$682,729
		212,676,683
France — 3.2%
Air France-KLM(1)	3,165,193	42,459,511
AKWEL SADIR	2,357	17,560
Alten SA	177,038	15,759,609
Aperam SA	252,875	13,804,943
Arkema SA	1,049,895	73,069,660
Ayvens SA	1,926	25,450
Beneteau SACA(2)	1,255	8,489
Caisse Regionale de Credit Agricole Mutuel Nord de France	12,172	426,641
Catana Group	1,663	3,635
Cie des Alpes	656,328	15,233,807
Clariane SE(1)	654,851	3,026,042
Coface SA	427,498	7,862,174
Derichebourg SA	2,485,123	26,623,523
Emeis SA(1)	1,267,370	19,247,130
Etablissements Maurel et Prom SA	1,693,022	15,734,702
Euroapi SA(1)(2)	637,017	678,672
Eutelsat Communications SACA(1)(2)	6,395,970	13,643,316
Guillemot Corp.	967	4,888
ID Logistics Group SACA(1)	24,658	9,493,341
Imerys SA	273,819	7,900,236
Interparfums SA	3,851	126,191
Jacquet Metals SACA	60,403	1,448,144
JCDecaux SE	711,476	19,446,145
Kaufman & Broad SA	106,279	2,952,480
La Francaise De L'energie SACA(1)	211	6,789
Louis Hachette Group	864,847	1,795,872
Maisons du Monde SA(1)(2)	233,729	58,749
Manitou BF SA	70,499	1,682,579
Mersen SA	441,516	19,480,967
Nexans SA	78,790	12,762,398
Nexity SA(1)(2)	777,978	5,962,088
North Atlantic Energies(2)	47,387	4,760,076
Opmobility	1,671,407	24,457,705
OVH Groupe SA(1)(2)	139,246	2,418,648
Pullup Entertainment(2)	38,302	361,538
SEB SA	83,580	5,799,738
SES SA	8,339,404	47,396,885
SMCP SA(1)(2)	459,553	3,637,668
Societe BIC SA	83,439	6,595,883
Solutions 30 SE(1)(2)	358,215	236,796
Television Francaise 1 SA	1,722,697	13,654,212
Trigano SA	120,765	21,712,698
Ubisoft Entertainment SA(1)(2)	2,641,624	15,500,412
Valeo SE	5,450,077	91,030,066
Vallourec SACA	3,146,946	68,458,558
Vicat SACA	101,621	7,596,233
X-Fab Silicon Foundries SE(1)(2)	804,099	5,645,393
		650,008,240
Germany — 3.3%
2G Energy AG	41,383	2,648,500

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
7C Solarparken AG(1)	68,320	$137,378
Adesso SE	11,156	825,979
Alzchem Group AG	29,071	5,557,648
Aroundtown SA	714,480	1,580,607
Aumann AG	4,168	66,484
Aumovio SE(1)	1,102,398	47,045,010
Aurubis AG	143,660	29,470,604
Baader Bank AG	7,082	54,871
Bijou Brigitte AG	22,461	1,221,398
Borussia Dortmund GmbH & Co. KGaA	1,035,231	3,980,791
Cewe Stiftung & Co. KGaA	99,017	12,138,538
Daldrup & Soehne AG	364	9,616
Deutsche Rohstoff AG	127,834	12,829,279
Deutz AG	1,046,412	15,432,225
Draegerwerk AG & Co. KGaA	981	94,887
Draegerwerk AG & Co. KGaA, Preference Shares	16,490	2,152,809
Duerr AG	769,418	16,460,910
Elmos Semiconductor SE	96,107	14,619,925
flatexDEGIRO SE	2,442,540	108,463,201
Formycon AG(1)	71,505	1,595,487
Friedrich Vorwerk Group SE	116,247	10,495,213
FUCHS SE, Preference Shares	222,641	10,401,605
Heidelberger Druckmaschinen AG(1)	5,020,930	8,592,599
HelloFresh SE(1)	491,609	1,567,032
Hornbach Holding AG & Co. KGaA	263,848	25,332,983
HUGO BOSS AG	109,452	4,905,230
Ibu-Tec Advanced Materials AG, Class A	8,251	144,233
Indus Holding AG	53,591	2,290,526
Init Innovation in Traffic Systems SE	5,128	268,014
Instone Real Estate Group SE	46,274	397,481
JOST Werke SE	221,351	16,058,676
Jungheinrich AG, Preference Shares	1,154,661	35,278,061
Knaus Tabbert AG(1)	5,691	77,917
Koenig & Bauer AG(1)	14,871	155,598
Krones AG	74,920	10,485,087
Lang & Schwarz AG	46,492	976,224
Lanxess AG	2,670,783	46,226,092
MBB SE	255	54,952
Mutares SE & Co. KGaA	498,179	14,647,421
Norma Group SE	543,134	12,601,592
ProCredit Holding AG	290,427	2,946,078
SAF-Holland SE	1,397,154	35,948,894
Salzgitter AG	173,131	11,410,346
Schaeffler AG	454,505	3,889,025
Schott Pharma AG & Co. KGaA	194,825	5,219,849
SGL Carbon SE(1)	1,281,968	6,125,947
Sixt SE(2)	378,341	32,049,707
Sixt SE, Preference Shares	333,590	23,644,254
SMA Solar Technology AG(1)	200,136	13,729,238
Stabilus SE	7,343	146,875
Steico SE	627	13,789
STO SE & Co. KGaA, Preference Shares	10,361	1,243,368
Suedzucker AG(1)(2)	1,678,827	24,892,609

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
TAG Immobilien AG	453,673	$6,646,511
Technotrans SE	4,011	130,552
thyssenkrupp AG	394,492	6,604,515
Tkms AG& Co. KGaA(1)	51,824	5,292,812
Wacker Neuson SE	467,941	12,374,517
Westwing Group SE(1)	51,299	746,331
Wuestenrot & Wuerttembergische AG	161,521	2,707,473
		673,105,373
Hong Kong — 1.3%
Asia Tele-Net & Technology Corp. Ltd.	550,000	365,358
AustAsia Group Ltd.(1)	564,732	125,485
Bank of East Asia Ltd.	132,240	311,677
Baozun, Inc., ADR(1)	237,756	675,227
Bright Smart Securities & Commodities Group Ltd.(1)(2)	628,000	600,069
Cafe de Coral Holdings Ltd.(2)	6,490,000	4,365,290
Chow Sang Sang Holdings International Ltd.	339,000	604,603
Citychamp Watch & Jewellery Group Ltd.(1)(2)	2,138,000	25,310
CPBIO Holding Co. Ltd.(1)	19,000	21,284
Crystal International Group Ltd.	4,444,500	3,962,679
Dah Sing Banking Group Ltd.	521,600	956,138
Dah Sing Financial Holdings Ltd.	2,858,000	16,546,229
Dream International Ltd.	2,224,500	1,970,839
E-Commodities Holdings Ltd.(2)	21,980,000	2,113,484
Emperor Watch & Jewellery Ltd.	3,930,000	149,799
FSE Lifestyle Services Ltd.	19,000	12,330
Giordano International Ltd.	108,000	19,152
Great Eagle Holdings Ltd.	695,000	1,348,221
G-Resources Group Ltd.	369,000	376,672
Guotai Junan International Holdings Ltd.(2)	40,037,000	14,629,082
Hang Lung Group Ltd.	13,513,000	21,322,081
Hong Kong Technology Venture Co. Ltd.(1)	484,000	62,944
Hutchison Telecommunications Hong Kong Holdings Ltd.	130,000	19,143
IGG, Inc.	13,608,000	5,307,899
Impro Precision Industries Ltd.	175,000	191,879
ITC Properties Group Ltd.(1)	698,000	228,506
Johnson Electric Holdings Ltd.	10,967,820	27,404,447
JS Global Lifestyle Co. Ltd.(1)(2)	2,476,500	460,246
Kerry Properties Ltd.	4,500,500	10,564,677
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	27,400	1,622
Man Wah Holdings Ltd.(2)	12,800	5,060
Midland Holdings Ltd.	7,426,000	1,817,920
New World Development Co. Ltd.(1)(2)	8,667,000	7,271,267
Oriental Watch Holdings	1,104,000	472,102
Pacific Basin Shipping Ltd.	121,012,000	64,349,076
PAX Global Technology Ltd.	6,039,000	3,138,151
Regina Miracle International Holdings Ltd.	194,000	64,303
Sa Sa International Holdings Ltd.	7,100,000	882,540
Shun Tak Holdings Ltd.(1)	4,030,000	243,402
Singamas Container Holdings Ltd.	3,366,000	188,973
SJM Holdings Ltd.(1)(2)	37,691,000	6,621,940
SmarTone Telecommunications Holdings Ltd.	218,000	133,882
Soundwill Holdings Ltd.	500	395
Sun Hung Kai & Co. Ltd.	406,000	213,321

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Tai Hing Group Holdings Ltd.	87,000	$16,800
Ten Pao Group Holdings Ltd.	32,000	7,219
Texhong International Group Ltd.(1)	969,000	771,600
Texwinca Holdings Ltd.	388,000	48,211
TradeGo Fintech Ltd.(1)	16,000	2,470
Truly International Holdings Ltd.	718,000	76,792
TS Lines Ltd.(2)	5,367,000	9,425,144
United Energy Group Ltd.(1)(2)	374,734,000	19,871,188
United Laboratories International Holdings Ltd.(2)	19,366,000	20,345,525
VSTECS Holdings Ltd.	7,808,000	9,825,202
Yue Yuen Industrial Holdings Ltd.(2)	4,584,500	7,854,039
		268,388,894
Ireland — 0.2%
Glenveagh Properties PLC(1)	14,306,444	40,731,370
Israel — 4.1%
Adgar Investment & Development Ltd.	1,910	2,414
Afcon Holdings Ltd.	1,451	242,150
AFI Properties Ltd.(1)	293	17,348
Airport City Ltd.(1)	55,650	1,003,058
Alony Hetz Properties & Investments Ltd.	678,873	7,235,921
Altshuler Shaham Finance Ltd.	54,621	123,274
Amot Investments Ltd.	351,354	2,295,337
Analyst IMS Investment Management Services Ltd.	17,195	786,196
Argo Properties NV(1)	123,010	5,393,444
Ari Real Estate Arena Investment Ltd.	120,965	201,258
Ashdod Refinery Ltd.(1)	22,680	924,095
AudioCodes Ltd.	26,153	261,530
Ayalon Holdings Ltd.	167,405	9,601,087
Baladi Ltd.	9,789	198,129
Big Shopping Centers Ltd.	30,995	7,027,109
Blue Square Real Estate Ltd.	25,860	2,595,427
Carasso Real Estate Ltd.(1)	41,739	421,214
Cellcom Israel Ltd.	50,200	594,236
Ceragon Networks Ltd.(1)	284,806	589,548
Clal Insurance Enterprises Holdings Ltd.	1,328,549	117,310,094
Compugen Ltd.(1)	87,369	223,665
Delek Automotive Systems Ltd.(1)	144,143	940,446
Delek Group Ltd.	1,858,254	52,546,145
Delek Yizum Nechasim Ltd.(1)	183,985	3,938,206
Delta Galil Ltd.	82,675	5,016,136
Delta Israel Brands Ltd.	6,971	262,802
Direct Finance of Direct Group 2006 Ltd.	28	6,172
El Al Israel Airlines Ltd.	4,348,009	24,784,922
Elmor Electrical Installation & Services 1986 Ltd.	2,736	22,795
Enlight Renewable Energy Ltd.(1)	382,942	29,913,954
Equital Ltd.(1)	147,211	5,308,744
Etoro Group Ltd., Class A(1)	236,918	7,576,638
Fattal Holdings 1998 Ltd.(1)	91,050	21,690,139
FIBI Holdings Ltd.	431,214	44,875,254
Fiverr International Ltd.(1)	106,980	1,014,170
Fox Wizel Ltd.	48,330	5,297,366
G City Ltd.	1,079,757	4,077,256
Hagag Group Real Estate Development	24,369	169,154

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Harel Insurance Investments & Financial Services Ltd.	1,387,311	$89,741,865
IDI Insurance Co. Ltd.	119,120	10,459,307
Ilex Medical Ltd.	657	11,071
Inmode Ltd.(1)	107,360	1,606,106
Inrom Construction Industries Ltd.	2,139	18,170
Isracard Ltd.(1)	740,489	2,800,074
Israel Canada TR Ltd.	241,884	1,160,426
Israel Corp. Ltd.	597,337	16,810,645
Isras Holdings Ltd.	12,155	1,543,948
Isras Investment Co. Ltd.	12,893	3,506,397
Ituran Location & Control Ltd.	6,722	342,553
Kvutzat Acro Ltd.(1)	22,969	305,982
Libra Insurance Co. Ltd.	4,455	42,248
M Yochananof & Sons Ltd.	35,494	4,056,653
Menora Mivtachim Holdings Ltd.	321,111	55,408,891
Migdal Insurance & Financial Holdings Ltd.(1)	8,730,811	59,013,140
Naphtha Israel Petroleum Corp. Ltd.	10,408	83,356
Nexxen International Ltd.(1)	199,853	1,948,567
Norstar Holdings, Inc.(1)	35,461	86,325
Oil Refineries Ltd.	66,202,385	46,876,213
Orion Retail Properties Ltd.(1)	23,873	13,470
Palram Industries 1990 Ltd.	12,567	194,013
Partner Communications Co. Ltd.	3,211,117	39,645,415
Paz Retail & Energy Ltd.	10,237	2,976,699
Phoenix Financial Ltd.	44,077	2,765,339
Plasson Industries Ltd.	70	3,390
Protalix BioTherapeutics, Inc.(1)	15,523	39,894
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,021	471,715
Retailors Ltd.(1)	33,126	208,841
Shikun & Binui Ltd.(1)	2,558,962	15,244,186
Shufersal Ltd.	2,864,898	36,137,329
Sisram Medical Ltd.	19,200	5,132
Summit Real Estate Holdings Ltd.	289,942	4,689,179
Tamar Petroleum Ltd.	80,527	753,952
Tera Light Ltd.(1)	13,795	75,972
Tiv Taam Holdings 1 Ltd.	37,883	152,231
Victory Supermarket Chain Ltd.	1,418	19,208
Wesure Global Tech Ltd.	89,499	410,481
ZIM Integrated Shipping Services Ltd.	2,878,697	78,876,298
		842,991,514
Italy — 2.2%
Aquafil SpA(1)(2)	111,267	183,518
Arnoldo Mondadori Editore SpA	470,754	1,147,923
Azimut Holding SpA	193,216	8,687,782
Banca IFIS SpA(2)	243,674	4,221,833
Banca Sistema SpA(1)	98,508	183,086
Banco di Desio e della Brianza SpA	54,934	1,115,638
BFF Bank SpA(1)(2)	1,644,663	6,003,640
Brembo NV	908,876	10,691,154
CIR SpA-Compagnie Industriali(1)	742,273	649,276
Credito Emiliano SpA	433,743	10,219,523
d'Amico International Shipping SA	2,126,667	18,181,347
Danieli & C Officine Meccaniche SpA(2)	129,598	10,017,761

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Danieli & C Officine Meccaniche SpA, Preference Shares	338,862	$17,687,348
Digital Bros SpA(1)(2)	96,473	1,384,440
Enav SpA	769	4,471
ERG SpA	209,442	5,410,770
Esprinet SpA	6,022	48,875
Fiera Milano SpA	93,861	865,645
Fila SpA	1,846	22,207
Fincantieri SpA(1)(2)	1,751,640	25,419,526
Fine Foods & Pharmaceuticals NTM	62	637
FNM SpA	63,993	33,902
Gas Plus SpA	174,472	1,220,866
Geox SpA(1)	92,709	30,423
Iveco Group NV	4,216,023	68,267,478
MFE-MediaForEurope NV, Class A(2)	5,983,573	17,896,021
MFE-MediaForEurope NV, Class B(2)	1,513,574	6,423,783
NewPrinces SpA(1)(2)	305,449	5,624,021
Orsero SpA	6,556	130,255
OVS SpA	9,215,917	63,783,871
RAI Way SpA	618,128	3,266,089
Safilo Group SpA(1)	3,935,389	8,283,914
Saipem SpA(2)	19,071,946	101,461,488
Salvatore Ferragamo SpA(1)	523,627	5,814,062
Sanlorenzo SpA(2)	75,594	3,331,359
Sesa SpA	73,022	8,073,227
Sogefi SpA(1)	278,337	664,821
Tesmec SpA(1)	6,101,766	2,825,922
TREVI - Finanziaria Industriale SpA(1)(2)	926,530	4,971,265
Webuild SpA(2)	11,814,359	30,494,371
Zignago Vetro SpA(2)	103,749	834,040
		455,577,578
Japan — 32.5%
77 Bank Ltd.	1,469,700	36,543,216
Access Co. Ltd.(1)	3,100	8,964
AD Works Group Co. Ltd.	95,600	259,575
ADEKA Corp.	92,500	2,683,021
AEON Financial Service Co. Ltd.	3,172,800	33,149,168
Aeon Hokkaido Corp.(2)	1,700	9,230
Aeon Kyushu Co. Ltd.	13,700	239,927
AFC-HD AMS Life Science Co. Ltd.	15,500	84,625
Ahresty Corp.	301,000	1,320,529
Aichi Steel Corp.	778,500	15,867,353
Aiphone Co. Ltd.	500	8,953
Air Water, Inc.	2,544,800	41,702,223
Airman Corp.	73,200	1,197,353
Airport Facilities Co. Ltd.	2,000	12,093
Airtrip Corp.	17,500	89,286
Aisan Industry Co. Ltd.	789,500	11,720,835
Akatsuki, Inc.	15,000	370,870
Akebono Brake Industry Co. Ltd.(1)(2)	1,850,000	1,252,982
Akita Bank Ltd.	28,300	1,581,462
Alconix Corp.	622,600	13,135,094
Alfresa Holdings Corp.	2,565,700	37,150,941
Allied Telesis Holdings KK	970,700	1,601,692

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
AlphaPolis Co. Ltd.	14,100	$104,318
Alps Alpine Co. Ltd.	5,347,600	75,070,003
Amuse, Inc.	500	5,995
Amvis Holdings, Inc.(2)	742,700	1,932,470
And ST HD Co. Ltd.	551,200	11,654,030
AOKI Holdings, Inc.	742,600	8,226,162
Aoyama Trading Co. Ltd.	824,800	3,986,932
Arakawa Chemical Industries Ltd.	77,200	1,028,357
Arata Corp.	520,100	8,866,608
ARCLANDS Corp.	1,387,000	16,083,058
Arcs Co. Ltd.	728,000	17,055,374
ARE Holdings, Inc.	1,518,100	37,335,135
Argo Graphics, Inc.	35,700	298,996
Artience Co. Ltd.	498,500	16,022,853
Asahi Broadcasting Group Holdings Corp.	14,900	81,237
Asahi Co. Ltd.	155,900	1,293,255
Asahi Kogyosha Co. Ltd.	54,700	1,340,486
Asahi Yukizai Corp.	43,500	1,611,756
Asanuma Corp.	1,076,300	6,117,439
Asia Pile Holdings Corp.	664,000	6,459,719
ASKA Pharmaceutical Holdings Co. Ltd.	76,000	1,005,213
Astena Holdings Co. Ltd.	28,800	98,920
Autobacs Seven Co. Ltd.	113,600	1,123,165
Awa Bank Ltd.	252,800	15,769,308
Axial Retailing, Inc.	1,281,300	10,318,003
Bando Chemical Industries Ltd.	447,300	6,976,137
Bank of Nagoya Ltd.	448,800	20,306,190
Bank of Saga Ltd.	247,500	10,144,047
Bank of the Ryukyus Ltd.	815,700	16,533,807
BASE, Inc.	96,000	224,131
Belc Co. Ltd.	140,200	5,993,590
Belluna Co. Ltd.	284,600	1,931,725
Bewith, Inc.	3,200	34,459
Bic Camera, Inc.	228,300	2,543,579
Blue Zones Holdings Co. Ltd.	690,600	7,974,722
BML, Inc.	223,100	5,121,413
Bookoff Group Holdings Ltd.	113,700	2,203,845
Buffalo, Inc.(2)	191,800	3,777,490
Bunka Shutter Co. Ltd.	306,200	3,646,137
Carlit Co. Ltd.(2)	56,000	739,168
Cawachi Ltd.	136,200	3,172,293
CCI Group, Inc.	988,300	7,968,317
CE Holdings Co. Ltd.	11,200	115,531
Central Glass Co. Ltd.	502,300	14,301,815
Ceres, Inc.	89,200	1,231,378
Charm Care Corp. KK	75,200	659,662
Chiba Kogyo Bank Ltd.	468,700	7,712,892
Chino Corp.	20,600	216,941
Chori Co. Ltd.	22,200	592,233
Chubu Shiryo Co. Ltd.	94,100	1,184,306
Chuetsu Pulp & Paper Co. Ltd.	10,800	151,864
Chugai Ro Co. Ltd.	34,500	869,170
Chuo Spring Co. Ltd.(2)	42,700	989,481

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Citizen Watch Co. Ltd.	1,861,800	$32,739,670
CKD Corp.	428,100	14,809,646
CMK Corp.	1,006,500	4,761,402
Computer Engineering & Consulting Ltd.	95,300	1,529,684
Cosmo Energy Holdings Co. Ltd.	1,008,800	26,927,876
Cosmos Pharmaceutical Corp.	231,100	9,419,257
Create SD Holdings Co. Ltd.	84,800	1,801,618
Credit Saison Co. Ltd.	534,800	15,581,316
Cresco Ltd.	600	7,715
CTI Engineering Co. Ltd.	102,500	2,069,021
CUC, Inc.(1)	30,900	143,829
Dai Nippon Toryo Co. Ltd.	46,100	463,904
Daicel Corp.	5,363,900	49,668,492
Dai-Dan Co. Ltd.	10,200	174,683
Daido Metal Co. Ltd.	940,100	7,162,122
Daido Steel Co. Ltd.	3,879,400	55,173,678
Daihatsu Infinearth Mfg Co. Ltd.	173,000	3,358,792
Daiho Corp.	55,600	288,718
Daiichi Jitsugyo Co. Ltd.	64,500	1,536,446
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	13,900	229,739
Daiichikosho Co. Ltd.	1,122,600	13,346,116
Daiki Aluminium Industry Co. Ltd.	129,600	1,538,635
Daikoku Denki Co. Ltd.	142,900	2,296,769
Daikokutenbussan Co. Ltd.	35,000	1,015,707
Daikyonishikawa Corp.	648,200	4,623,217
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	102,600	887,919
Daio Paper Corp.	1,699,200	10,457,286
Daishi Hokuetsu Financial Group, Inc.	1,786,700	28,983,847
Daisue Construction Co. Ltd.	51,000	1,164,975
Daito Pharmaceutical Co. Ltd.	197,100	1,642,937
Daitron Co. Ltd.	213,300	5,365,659
Daiwabo Holdings Co. Ltd.	1,303,600	30,951,573
DCM Holdings Co. Ltd.	371,700	3,703,787
Dear Life Co. Ltd.	2,500	18,134
Denka Co. Ltd.	1,666,900	34,850,340
Densan System Holdings Co. Ltd.	47,100	919,053
DIC Corp.	2,502,500	78,563,789
Digital Grid Corp.(1)	900	4,397
DKS Co. Ltd.	68,300	5,811,738
Doshisha Co. Ltd.	338,700	6,419,957
Dowa Holdings Co. Ltd.	459,900	28,576,514
Eagle Industry Co. Ltd.	375,100	7,167,111
Ebara Jitsugyo Co. Ltd.	400	5,943
Eco's Co. Ltd.(2)	18,600	301,462
EDION Corp.	1,252,300	19,980,826
Ehime Bank Ltd.	115,400	2,262,082
EJ Holdings, Inc.	1,000	11,784
Elecom Co. Ltd.	100,400	1,265,452
Electric Power Development Co. Ltd.	1,626,100	41,589,977
Endo Lighting Corp.	136,900	2,198,259
Envipro Holdings, Inc.	24,800	122,381
eRex Co. Ltd.	88,200	479,502
Exedy Corp.	465,800	18,040,104

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
EXEO Group, Inc.	400	$6,597
FaithNetwork Co. Ltd.	1,900	10,249
FCC Co. Ltd.	977,900	25,479,408
Feed One Co. Ltd.	165,200	1,481,521
Ferrotec Corp.	755,700	43,627,870
FIDEA Holdings Co. Ltd.	47,310	849,731
Financial Partners Group Co. Ltd.	136,300	1,470,786
Fintech Global, Inc.	289,100	299,437
First Bank of Toyama Ltd.	797,500	16,897,098
FJ Next Holdings Co. Ltd.	5,000	64,519
Foster Electric Co. Ltd.(2)	310,100	5,886,781
FP Corp.	347,600	6,105,954
France Bed Holdings Co. Ltd.	48,200	397,289
Fudo Tetra Corp.	5,100	90,541
Fuji Co. Ltd.	586,300	7,543,572
Fuji Oil Co. Ltd.	230,500	6,665,883
Fuji Pharma Co. Ltd.	248,600	2,786,517
Fuji Seal International, Inc.	662,400	13,763,341
Fujibo Holdings, Inc.	129,600	2,778,794
Fujikura Composites, Inc.(2)	246,100	4,189,842
Fujita Kanko, Inc.	5,100	96,634
FuKoKu Co. Ltd.	117,100	1,505,253
Fukuda Corp.	40,400	1,217,663
Fukuda Denshi Co. Ltd.	200	15,274
Fukui Bank Ltd.	117,800	5,135,382
Fukuyama Transporting Co. Ltd.	228,700	9,005,142
FULLCAST Holdings Co. Ltd.	14,100	166,462
Furukawa Co. Ltd.	358,700	9,949,422
Furuno Electric Co. Ltd.	331,300	15,635,673
Furuya Metal Co. Ltd.	26,400	1,489,829
Furyu Corp.	48,300	431,882
Fuso Chemical Co. Ltd.	395,400	7,351,997
Futaba Industrial Co. Ltd.	1,057,000	7,423,466
Future Innovation Group, Inc.(2)	715,500	5,403,216
Fuyo General Lease Co. Ltd.	1,210,300	33,450,755
G-7 Holdings, Inc.	1,400	12,675
Gakken Holdings Co. Ltd.	125,600	819,172
Gamecard Holdings, Inc.	1,900	33,922
Gecoss Corp.	22,100	243,176
Genky DrugStores Co. Ltd.	38,000	869,918
Geo Holdings Corp.	640,300	9,762,308
GLOBERIDE, Inc.	74,100	1,155,741
Glory Ltd.	1,116,300	33,807,008
GLtechno Holdings, Inc.	1,100	35,824
GMO Financial Holdings, Inc.	132,800	1,011,131
GMO internet group, Inc.	80,700	2,117,198
Godo Steel Ltd.(2)	206,000	3,925,583
Greens Co. Ltd.	52,400	697,009
GS Yuasa Corp.	1,386,900	46,065,757
GSI Creos Corp.	61,700	1,048,867
G-Tekt Corp.	750,400	10,946,236
Gunma Bank Ltd.	1,288,400	22,803,136
H2O Retailing Corp.	2,748,800	52,333,608

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Hakudo Co. Ltd.	15,700	$365,312
Hakuhodo DY Holdings, Inc.	2,079,600	17,777,704
Halows Co. Ltd.	126,300	3,254,969
Hamakyorex Co. Ltd.	970,100	11,262,166
Hanwa Co. Ltd.	1,995,400	23,329,294
Happinet Corp.	369,100	8,804,385
Hazama Ando Corp.	1,109,800	13,314,681
Heiwa Corp.	326,600	4,529,857
Heiwado Co. Ltd.	771,400	12,866,925
Helios Techno Holding Co. Ltd.	2,700	16,734
Hibino Corp.	23,900	422,715
HI-LEX Corp.	113,700	1,905,281
Hirano Tecseed Co. Ltd.	100	1,161
Hirata Corp.	282,000	6,262,527
Hirogin Holdings, Inc.	981,600	14,716,075
HIS Co. Ltd.	160,100	1,175,908
Hochiki Corp.	171,300	2,073,920
Hodogaya Chemical Co. Ltd.	43,900	598,611
Hokko Chemical Industry Co. Ltd.	137,300	1,731,725
Hokuhoku Financial Group, Inc.	1,296,300	67,647,805
Hokuriku Electric Industry Co. Ltd.	1,200	18,466
Hokuryo Co. Ltd.	22,800	316,828
Hokuto Corp.	289,000	3,938,060
H-One Co. Ltd.	304,600	2,862,940
Hoosiers Holdings Co. Ltd.	86,800	725,583
Horiba Ltd.	9,600	1,398,526
Hosiden Corp.	558,800	9,448,456
Howa Machinery Ltd.	173,500	1,679,217
HS Holdings Co. Ltd.	800	5,688
Hyakugo Bank Ltd.	878,000	13,392,949
Hyakujushi Bank Ltd.	437,600	8,534,280
Ichiken Co. Ltd.	27,100	588,481
Ichinen Holdings Co. Ltd.	40,300	689,110
Ichiyoshi Securities Co. Ltd.	36,300	393,862
IDEA Consultants, Inc.	200	4,825
IDOM, Inc.	220,800	1,725,589
Iino Kaiun Kaisha Ltd.	2,221,700	24,594,864
i-mobile Co. Ltd.	305,700	995,502
Inaba Denki Sangyo Co. Ltd.	53,800	1,035,488
Inabata & Co. Ltd.	393,800	10,902,377
I-NE Co. Ltd.	7,000	64,864
Ines Corp.	200	2,949
INFRONEER Holdings, Inc.	3,009,800	53,609,592
Innotech Corp.	146,300	3,144,445
Integral Corp.	67,400	1,245,513
Internet Initiative Japan, Inc.	60,300	1,278,073
Inui Global Logistics Co. Ltd.(2)	49,000	664,451
IPS, Inc.(2)	51,400	1,352,644
Iriso Electronics Co. Ltd.	180,900	3,203,775
Iseki & Co. Ltd.(2)	415,100	4,807,102
Ishihara Sangyo Kaisha Ltd.	818,200	16,279,545
Ito En Ltd.	1,591,700	30,183,193
Ito En Ltd., Preference Shares	311,300	3,476,257

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Itochu Enex Co. Ltd.	637,800	$9,031,273
IwaiCosmo Holdings, Inc.	439,800	12,927,249
Iwatani Corp.	2,203,000	30,429,850
Izumi Co. Ltd.	2,866,200	18,484,772
J Front Retailing Co. Ltd.	1,233,300	22,745,737
J Trust Co. Ltd.	2,281,600	9,996,338
Jaccs Co. Ltd.	570,800	13,649,179
JANOME Corp.	11,500	101,962
Japan Aviation Electronics Industry Ltd.	392,200	6,068,844
Japan Business Systems, Inc.(2)	124,600	1,290,670
Japan Cash Machine Co. Ltd.	143,400	1,145,115
Japan Electronic Materials Corp.	58,700	2,346,794
Japan Investment Adviser Co. Ltd.	59,800	795,411
Japan Petroleum Exploration Co. Ltd.	2,991,300	35,808,027
Japan Property Management Center Co. Ltd.	17,800	261,139
Japan Pulp & Paper Co. Ltd.	1,271,800	9,584,960
Japan Transcity Corp.	205,600	1,843,448
JGC Holdings Corp.	1,099,000	16,120,707
JK Holdings Co. Ltd.	600	5,372
JM Holdings Co. Ltd.	142,700	1,299,715
J-Oil Mills, Inc.	1,300	18,874
Joshin Corp.	542,400	15,359,692
JSP Corp.	157,900	3,104,249
JTEKT Corp.	5,867,500	78,437,802
Juki Corp.	153,000	685,996
Juroku Financial Group, Inc.	1,928,400	31,673,662
JVCKenwood Corp.	4,574,000	29,460,784
Kaga Electronics Co. Ltd.	910,400	28,755,827
Kamei Corp.	497,100	14,433,830
Kanaden Corp.	3,000	48,420
Kanadevia Corp.	5,042,400	37,235,416
Kanamoto Co. Ltd.	1,068,500	36,870,351
Kaneka Corp.	1,182,000	45,998,806
Kanematsu Corp.	3,156,500	44,397,295
Kansai Paint Co. Ltd.(2)	45,100	811,848
Kanto Denka Kogyo Co. Ltd.	1,077,500	15,353,835
Kato Sangyo Co. Ltd.	201,200	8,405,329
Kawada Technologies, Inc.	325,900	2,817,197
Keihan Holdings Co. Ltd.	339,700	6,800,638
Keikyu Corp.	700,400	6,872,072
Keio Corp.	386,900	1,894,167
KEIWA, Inc.(2)	109,800	814,070
Keiyo Bank Ltd.	461,100	8,169,391
Kenko Mayonnaise Co. Ltd.	18,300	233,318
KH Neochem Co. Ltd.	318,800	6,896,916
Kibun Foods, Inc.	1,200	8,539
Kintetsu Group Holdings Co. Ltd.	500,200	10,917,078
Kita-Nippon Bank Ltd.	5,300	262,780
Kitoku Shinryo Co. Ltd.	1,700	19,264
Kitz Corp.	874,700	10,442,899
Kiyo Bank Ltd.	624,800	19,812,736
Koa Corp.	636,100	9,290,209
Koa Shoji Holdings Co. Ltd.	12,800	60,784

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Kobe Steel Ltd.	440,200	$5,547,843
Kohnan Shoji Co. Ltd.	493,900	13,874,388
Kojima Co. Ltd.	184,000	1,593,808
Komeri Co. Ltd.	564,500	13,628,458
Komori Corp.	301,100	3,828,967
Konica Minolta, Inc.	5,491,300	22,771,248
Konishi Co. Ltd.	4,000	36,361
Konoike Transport Co. Ltd.	763,200	13,903,685
Konoshima Chemical Co. Ltd.	53,500	555,139
Kosaido Holdings Co. Ltd.(2)	1,760,700	6,093,001
Koshidaka Holdings Co. Ltd.	283,400	1,815,114
KPP Group Holdings Co. Ltd.	834,500	5,767,576
Kraftia Corp.	48,600	2,465,036
KRS Corp.	7,400	147,033
K's Holdings Corp.	1,071,100	13,046,194
Kumagai Gumi Co. Ltd.	563,600	4,543,141
Kumiai Chemical Industry Co. Ltd.	1,191,300	5,800,586
Kurabo Industries Ltd.	60,100	4,278,569
Kuraray Co. Ltd.	6,181,300	71,287,984
Kureha Corp.	292,700	8,287,466
KYB Corp.	942,000	28,043,002
Kyodo Printing Co. Ltd.	1,200	13,257
Kyoei Steel Ltd.	398,100	5,124,172
Kyokuto Securities Co. Ltd.	21,800	264,247
Kyoritsu Maintenance Co. Ltd.	662,100	14,256,544
Kyosan Electric Manufacturing Co. Ltd.	43,500	275,682
Kyushu Leasing Service Co. Ltd.	5,000	50,560
Kyushu Railway Co.	492,200	11,145,989
Lacto Japan Co. Ltd.	2,000	43,377
LEC, Inc.	15,400	93,077
Life Corp.	1,178,500	19,925,586
LIFULL Co. Ltd.	638,900	957,641
LIKE, Inc.	2,900	28,125
Lintec Corp.	58,800	2,020,204
Lixil Corp.	338,500	3,747,096
Loadstar Capital KK	14,300	235,154
Luckland Co. Ltd.	33,600	258,186
Mabuchi Motor Co. Ltd.	127,200	1,399,582
Macbee Planet, Inc.	9,300	74,706
Macnica Holdings, Inc.	1,994,200	45,966,224
Mamiya-Op Co. Ltd.	2,000	13,575
Mars Group Holdings Corp.	59,500	1,203,913
Marubun Corp.	345,600	4,081,908
Marudai Food Co. Ltd.	152,900	2,175,243
Marui Group Co. Ltd.	156,600	2,861,109
Maruzen Showa Unyu Co. Ltd.	73,900	3,397,863
Marvelous, Inc.	59,800	195,515
Matsuda Sangyo Co. Ltd.	30,100	1,310,993
Maxell Ltd.	114,600	1,876,780
Medipal Holdings Corp.	75,800	1,370,110
Megmilk Snow Brand Co. Ltd.	899,300	20,976,889
Meidensha Corp.	14,400	1,062,146
Meiji Shipping Group Co. Ltd.	77,000	500,241

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Meiko Electronics Co. Ltd.	83,000	$10,211,386
Meisei Industrial Co. Ltd.	125,100	1,341,619
Meiwa Corp.	138,100	849,520
Menicon Co. Ltd.	112,000	1,337,921
METAWATER Co. Ltd.	276,900	5,394,410
Mie Kotsu Group Holdings, Inc.(2)	1,700	6,558
Mikuni Corp.	22,300	52,066
MIMAKI ENGINEERING Co. Ltd.	149,500	1,831,952
Ministop Co. Ltd.	700	7,893
Miraial Co. Ltd.	7,200	85,659
Miraini Holdings Co. Ltd.	29,770	447,969
Mirait One Corp.	488,200	11,037,656
Mitachi Co. Ltd.	200	2,150
Mitani Sangyo Co. Ltd.	82,200	406,135
Mitani Sekisan Co. Ltd.	15,300	203,776
Mito Securities Co. Ltd.	51,200	311,808
Mitsuba Corp.	1,015,900	8,430,261
Mitsubishi Kakoki Kaisha Ltd.	202,800	4,148,651
Mitsubishi Materials Corp.(2)	1,936,800	67,994,801
Mitsubishi Motors Corp.(2)	8,466,600	20,762,574
Mitsubishi Paper Mills Ltd.	226,700	1,716,987
Mitsubishi Research Institute, Inc.	12,700	409,776
Mitsubishi Steel Manufacturing Co. Ltd.	231,300	3,547,210
Mitsui DM Sugar Co. Ltd.	41,400	949,104
Mitsui High-Tec, Inc.	2,823,600	16,659,223
Mitsui Kinzoku Co. Ltd.	306,600	55,539,137
Mitsui Matsushima Holdings Co. Ltd.(2)	858,900	12,768,301
Mitsui-Soko Holdings Co. Ltd.	580,200	12,142,724
MIXI, Inc.	316,800	7,216,162
Miyaji Engineering Group, Inc.	358,900	3,608,951
Miyazaki Bank Ltd.	1,356,100	22,379,276
Miyoshi Oil & Fat Co. Ltd.	4,300	58,772
Mizuho Leasing Co. Ltd.	2,196,300	18,852,651
Mizuho Medy Co. Ltd.	2,600	28,451
Modec, Inc.	223,900	13,541,469
Monex Group, Inc.	660,900	3,066,246
MORESCO Corp.	1,500	22,653
Morinaga Milk Industry Co. Ltd.	4,284,600	30,690,950
Moriroku Co. Ltd.	900	16,574
Morita Holdings Corp.	91,500	1,431,447
Muninova Holdings, Inc.	145,900	405,297
Musashi Seimitsu Industry Co. Ltd.	1,374,700	27,739,025
Musashino Bank Ltd.	1,741,700	30,667,399
Muto Seiko Co.	2,300	32,803
Nachi-Fujikoshi Corp.	387,900	13,552,396
Nagano Keiki Co. Ltd.	300,200	7,892,147
Nagase & Co. Ltd.	1,325,500	9,700,670
Nagase Brothers, Inc.	19,300	286,410
Nagoya Railroad Co. Ltd.(2)	3,438,300	40,810,384
Nakayama Steel Works Ltd.	592,600	2,349,927
Namura Shipbuilding Co. Ltd.	1,578,000	47,486,633
NANKAI Co. Ltd.	663,700	12,886,824
Nankai Tatsumura Construction Co. Ltd.	6,700	17,972

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Nanto Bank Ltd.	1,597,000	$19,613,587
NEC Capital Solutions Ltd.	114,400	3,040,629
Netstars Co. Ltd.(1)	2,400	10,582
NH Foods Ltd.	188,700	7,439,531
NHK Spring Co. Ltd.	414,200	8,848,508
Nichicon Corp.	420,800	7,202,504
Nichimo Co. Ltd.	900	13,766
Nichireki Group Co. Ltd.	19,800	278,050
Nichirin Co. Ltd.	6,300	164,291
Nihon Dempa Kogyo Co. Ltd.(2)	907,200	15,598,384
Nihon House Holdings Co. Ltd.	4,800	9,874
Nihon Nohyaku Co. Ltd.	202,900	1,620,450
Nihon Seiko Co. Ltd.	2,500	29,418
Nihon Yamamura Glass Co. Ltd.(2)	96,500	1,777,246
Nikkato Corp.	3,900	32,129
Nikkiso Co. Ltd.	809,800	18,955,608
Nikko Co. Ltd.	28,800	183,493
Nikkon Holdings Co. Ltd.(2)	789,900	27,197,025
Nippn Corp.	132,200	2,429,461
Nippon Beet Sugar Manufacturing Co. Ltd.	8,300	281,545
Nippon Carbide Industries Co., Inc.	122,600	2,592,577
Nippon Chemical Industrial Co. Ltd.(2)	194,800	6,640,269
Nippon Chemi-Con Corp.(2)	726,100	13,221,934
Nippon Coke & Engineering Co. Ltd.(1)	1,600	1,028
Nippon Concrete Industries Co. Ltd.	3,300	7,812
Nippon Denko Co. Ltd.	2,179,800	5,985,535
Nippon Densetsu Kogyo Co. Ltd.	47,000	1,160,110
Nippon Kodoshi Corp.	41,500	1,733,355
Nippon Light Metal Holdings Co. Ltd.	1,630,210	30,745,746
Nippon Paper Industries Co. Ltd.	3,174,000	28,079,927
Nippon Rietec Co. Ltd.	11,800	186,455
Nippon Seiki Co. Ltd.	847,900	14,438,447
Nippon Seisen Co. Ltd.	1,800	16,045
Nippon Sharyo Ltd.	103,100	2,375,117
Nippon Shinyaku Co. Ltd.	381,200	8,458,874
Nippon Shokubai Co. Ltd.	1,735,100	28,948,819
Nippon Signal Co. Ltd.	372,400	4,320,772
Nippon Thompson Co. Ltd.	995,600	11,090,179
Nippon Yakin Kogyo Co. Ltd.(2)	343,900	11,736,351
Nipro Corp.	4,602,900	44,301,969
Nishimatsu Construction Co. Ltd.	9,600	334,017
Nishi-Nippon Financial Holdings, Inc.	1,004,900	30,519,769
Nishi-Nippon Railroad Co. Ltd.	781,200	15,262,061
Nishio Holdings Co. Ltd.	573,600	16,642,426
Nissan Shatai Co. Ltd.	531,200	3,068,872
Nissan Tokyo Sales Holdings Co. Ltd.	61,000	211,207
Nissei ASB Machine Co. Ltd.	29,800	1,661,003
Nissha Co. Ltd.	193,700	1,545,993
Nisshin Oillio Group Ltd.	435,900	5,590,841
Nisshinbo Holdings, Inc.	1,240,800	17,706,206
Nisso Holdings Co. Ltd.	26,400	113,864
Nissui Corp.	5,071,100	40,410,486
NITTAN Corp.(2)	269,700	857,806

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Nittetsu Mining Co. Ltd.(2)	915,200	$21,707,176
Nitto Kogyo Corp.	146,500	4,048,370
Nittoc Construction Co. Ltd.	112,500	845,941
Nittoku Co. Ltd.	55,900	870,185
Nojima Corp.	4,877,200	38,981,236
NOK Corp.	1,278,400	24,559,398
Nomura Micro Science Co. Ltd.(2)	182,000	3,982,516
Noritsu Koki Co. Ltd.	192,400	2,532,726
North Pacific Bank Ltd.	3,470,900	28,046,660
NPC, Inc.	500	2,113
NPR-RIKEN Corp.	313,100	7,768,963
NS United Kaiun Kaisha Ltd.	325,700	21,363,188
NSK Ltd.	1,599,000	11,021,128
NTN Corp.	16,146,400	37,647,339
Oat Agrio Co. Ltd.	16,800	296,321
Obara Group, Inc.	100	3,561
Odakyu Electric Railway Co. Ltd.(2)	232,400	2,590,981
Ogaki Kyoritsu Bank Ltd.	329,800	16,915,103
Oiles Corp.	9,400	172,264
Okasan Securities Group, Inc.	368,400	2,834,976
Oki Electric Industry Co. Ltd.	2,668,500	47,683,961
Okinawa Cellular Telephone Co.	210,700	5,480,496
Okinawa Financial Group, Inc.	187,400	8,726,760
Okumura Corp.	10,500	382,052
Okura Industrial Co. Ltd.	33,100	1,182,554
Okuwa Co. Ltd.	67,600	338,388
Optex Group Co. Ltd.	112,200	2,285,922
Orient Corp.	1,770,740	9,590,570
Oriental Shiraishi Corp.	160,000	355,880
Osaka Steel Co. Ltd.(1)(2)	217,700	3,736,721
Osaki Electric Co. Ltd.	473,200	4,558,092
OSG Corp.	755,500	17,473,804
Oval Corp.	13,600	72,237
Park24 Co. Ltd.	162,600	2,038,718
Pegasus Co. Ltd.	3,300	11,084
Penta-Ocean Construction Co. Ltd.	6,280,800	56,848,182
PILLAR Corp.(2)	33,400	2,109,947
Press Kogyo Co. Ltd.	2,886,000	18,159,751
Prestige International, Inc.	133,900	601,750
Prima Meat Packers Ltd.	226,400	3,474,644
PS Construction Co. Ltd.	221,700	3,171,516
Raito Kogyo Co. Ltd.	100	2,394
Raiznext Corp.(2)	17,600	338,153
Rasa Corp.	13,300	171,966
Rasa Industries Ltd.(2)	147,500	1,970,069
Rengo Co. Ltd.	6,119,400	62,306,016
RENOVA, Inc.(1)	1,498,500	8,540,235
Resorttrust, Inc.	1,622,200	19,170,656
Restar Corp.	506,800	17,394,690
Retail Partners Co. Ltd.	118,900	1,032,777
Rheon Automatic Machinery Co. Ltd.	103,300	1,013,336
Ricoh Leasing Co. Ltd.	415,300	17,807,691
Riken Technos Corp.	377,300	6,135,236

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Rion Co. Ltd.	31,300	$649,276
robot home, Inc.	173,800	192,047
Round One Corp.	3,030,000	25,516,245
Ryobi Ltd.	632,100	10,952,202
Ryoyo Ryosan Holdings, Inc.	10,200	207,504
Ryoyu Systems Co. Ltd.	14,700	253,645
S Foods, Inc.	54,500	995,723
Sakai Chemical Industry Co. Ltd.	503,500	12,367,253
Sakata INX Corp.	595,800	9,990,609
Sala Corp.	416,700	3,194,632
San ju San Financial Group, Inc.	988,300	13,848,348
San-Ai Obbli Co. Ltd.	486,200	7,418,919
Sangetsu Corp.	67,200	1,353,511
San-In Godo Bank Ltd.	789,400	12,997,637
Sanki Engineering Co. Ltd.	1,167,800	17,630,481
Sanko Gosei Ltd.	239,100	1,365,524
Sankyo Co. Ltd.	212,400	2,665,523
Sankyo Tateyama, Inc.	900	3,781
Sankyu, Inc.	225,100	11,706,533
Sansei Technologies, Inc.	51,000	876,834
Sansha Electric Manufacturing Co. Ltd.	10,300	76,111
Sanshin Electronics Co. Ltd.	232,700	4,887,357
Sanwayuka Industry Corp.	100	2,337
Sanyo Chemical Industries Ltd.	150,300	6,036,175
Sanyo Denki Co. Ltd.	40,000	1,374,315
Sanyo Electric Railway Co. Ltd.(2)	18,300	233,601
Sanyo Shokai Ltd.	17,100	172,954
Sanyo Trading Co. Ltd.	94,700	712,153
Sato Corp.	666,200	11,814,470
Sato Shoji Corp.	1,600	36,717
Satudora Holdings Co. Ltd.	2,400	18,744
SBI Leasing Services Co. Ltd.(2)	17,200	291,827
SBS Holdings, Inc.	270,500	8,838,227
Scroll Corp.	722,900	8,179,113
SEC Carbon Ltd.	1,000	16,665
Seed Co. Ltd.	5,000	24,810
Segue Group Co. Ltd.	16,700	70,349
Seibu Giken Co. Ltd.	6,700	80,672
Seika Corp.	204,300	4,054,859
Seiko Electric Co. Ltd..	26,200	367,737
Seiko Group Corp.	875,500	64,312,913
Sekisui Kasei Co. Ltd.	37,100	142,885
Senko Group Holdings Co. Ltd.	2,821,300	39,475,077
Senshu Electric Co. Ltd.	45,200	2,067,890
Senshu Ikeda Holdings, Inc.	3,558,100	24,259,203
SERENDIP HOLDINGS Co. Ltd.(1)	100,300	917,506
Serverworks Co. Ltd.	9,600	156,989
Seven Bank Ltd.	11,698,600	24,769,645
Shibaura Machine Co. Ltd.	90,300	2,532,717
Shikoku Bank Ltd.	276,400	6,345,578
Shikoku Kasei Holdings Corp.	297,500	4,472,760
Shin Nippon Air Technologies Co. Ltd.	26,500	527,943
Shinagawa Refra Co. Ltd.	314,300	4,075,686

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Shindengen Electric Manufacturing Co. Ltd.	81,400	$1,599,209
Shinmaywa Industries Ltd.	1,270,200	15,689,217
Shinnihon Corp.	202,000	2,962,653
Shinsho Corp.	50,200	968,164
Shinwa Co. Ltd.	400	7,744
Ship Healthcare Holdings, Inc.	1,471,200	21,970,405
Shizuki Electric Co., Inc.(2)	38,100	290,713
Showa Sangyo Co. Ltd.	305,100	7,170,801
Siix Corp.	1,154,500	11,550,985
Sintokogio Ltd.	211,200	1,576,730
SK-Electronics Co. Ltd.	117,400	2,395,003
SKY Perfect JSAT Corp.	945,700	12,330,230
Sodick Co. Ltd.	567,700	6,218,224
Software Service, Inc.	1,200	92,996
Soken Chemical & Engineering Co. Ltd.	154,100	3,658,913
Sotetsu Holdings, Inc.	191,700	3,155,892
Sparx Group Co. Ltd.	30,100	491,557
S-Pool, Inc.	468,700	844,058
SRA Holdings	24,400	761,138
Stanley Electric Co. Ltd.	1,708,400	38,664,041
Starts Corp., Inc.	328,900	9,721,426
Studio Alice Co. Ltd.(2)	11,800	140,141
SUMCO Corp.	117,500	2,471,701
Sumida Corp.	1,213,400	9,187,517
Sumitomo Heavy Industries Ltd.	858,000	30,741,516
Sumitomo Osaka Cement Co. Ltd.	1,054,600	37,480,991
Sumitomo Rubber Industries Ltd.	3,444,700	48,139,786
Sumitomo Seika Chemicals Co. Ltd.	777,500	7,385,906
Sumitomo Warehouse Co. Ltd.	69,800	1,842,744
Suncall Corp.(2)	259,300	3,355,528
Sun-Wa Technos Corp.(2)	43,100	1,144,905
SUNWELS Co. Ltd.(1)(2)	16,400	11,892
Suzuden Corp.	10,400	231,394
Suzuken Co. Ltd.	652,500	21,013,858
Suzuki Co. Ltd.	253,400	4,924,901
Syuppin Co. Ltd.	2,200	16,481
T RAD Co. Ltd.	317,100	3,126,806
Tachibana Eletech Co. Ltd.	11,700	295,495
Tachikawa Corp.	800	13,495
Tachi-S Co. Ltd.	686,900	10,137,422
Taiheiyo Cement Corp.	2,439,700	64,470,126
Taiho Kogyo Co. Ltd.	91,700	647,462
Taikisha Ltd.	406,400	9,988,100
Taisei Oncho Co. Ltd.	10,100	321,216
Takamiya Co. Ltd.	1,600	4,017
Takaoka Toko Co. Ltd.	49,000	2,169,711
Takara Holdings, Inc.(2)	405,500	5,390,751
Takara Standard Co. Ltd.	1,028,700	20,391,338
Takasago International Corp.	257,900	2,174,790
Takashimaya Co. Ltd.	5,332,300	78,107,985
Take & Give Needs Co. Ltd.	14,700	68,589
Tamura Corp.	920,800	4,822,537
Taoka Chemical Co. Ltd.	7,800	38,815

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Tayca Corp.	27,800	$421,285
Tazmo Co. Ltd.	221,000	4,820,660
Techno Horizon Co. Ltd.	141,200	884,725
Techno Ryowa Ltd.	152,300	6,574,661
Technoflex Corp.	35,200	869,265
Teijin Ltd.	5,575,200	61,109,434
Tekken Corp.	4,800	136,184
Tekscend Photomask Corp.	565,300	13,198,923
Tera Probe, Inc.	88,900	6,232,335
Tess Holdings Co. Ltd.	357,300	1,441,075
THK Co. Ltd.	87,300	3,595,428
TKC Corp.	35,800	927,329
TKP Corp.(1)(2)	108,300	1,279,200
Toa Corp.	1,179,900	15,537,495
Toagosei Co. Ltd.	41,000	479,785
Tobu Railway Co. Ltd.	3,137,900	59,025,637
Toda Corp.	2,216,500	21,217,862
Toenec Corp.	702,200	9,581,217
Togami Electric Manufacturing Co. Ltd.	600	21,507
Toho Bank Ltd.	460,400	2,845,225
Toho Co. Ltd.	381,900	3,403,887
Toho Holdings Co. Ltd.	251,300	6,208,252
Tokai Carbon Co. Ltd.	6,511,900	73,516,809
Tokai Corp.	65,000	1,034,216
TOKAI Holdings Corp.	2,453,000	20,082,287
Tokai Rika Co. Ltd.	1,560,600	30,920,669
Tokai Tokyo Financial Holdings, Inc.	269,400	1,546,097
Token Corp.	10,200	880,510
Tokuyama Corp.	1,743,700	43,719,099
Tokyo Electron Device Ltd.	316,900	8,452,788
Tokyo Energy & Systems, Inc.	162,500	2,081,607
Tokyo Kiraboshi Financial Group, Inc.	7,472,700	81,051,995
Tokyo Rope Manufacturing Co. Ltd.	124,500	1,515,250
Tokyo Steel Manufacturing Co. Ltd.	26,300	283,298
Tokyo Tekko Co. Ltd.(2)	641,500	8,258,233
Tokyotokeiba Co. Ltd.	136,200	4,302,496
Tokyu Construction Co. Ltd.	1,777,700	13,123,457
Toli Corp.	301,300	1,345,205
Tomen Devices Corp.	5,400	1,156,525
Tomoku Co. Ltd.	137,700	3,830,477
TOMONY Holdings, Inc.	3,549,300	24,827,154
Topre Corp.	1,100,200	23,102,047
Topy Industries Ltd.	232,000	4,477,759
Torex Semiconductor Ltd.	33,900	416,820
Torishima Pump Manufacturing Co. Ltd.	58,500	1,091,607
Toshiba TEC Corp.	76,600	1,509,978
Tosho Co. Ltd.	16,100	73,946
Totech Corp.	18,500	443,406
Towa Bank Ltd.	330,200	3,013,084
Towa Pharmaceutical Co. Ltd.	283,000	6,891,040
Toyo Gosei Co. Ltd.(2)	1,200	83,990
Toyo Kanetsu KK	76,000	1,177,940
Toyo Seikan Group Holdings Ltd.	1,053,300	29,626,480

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Toyo Tanso Co. Ltd.(2)	23,900	$1,015,286
Toyo Tire Corp.	2,127,800	49,839,220
Toyobo Co. Ltd.	2,326,200	24,230,894
Toyoda Gosei Co. Ltd.	3,010,500	103,070,481
Toyota Boshoku Corp.	2,188,000	31,068,212
TPR Co. Ltd.	1,167,900	11,761,779
Traders Holdings Co. Ltd.	181,500	1,573,203
Transaction Media Networks, Inc.(1)	1,200	3,295
Transcosmos, Inc.	115,200	2,679,745
TRE Holdings Corp.	1,346,440	16,143,700
Trusco Nakayama Corp.	179,900	2,727,449
Tsubaki Nakashima Co. Ltd.(1)	3,600	7,581
Tsubakimoto Chain Co.	580,700	9,836,369
Tsubakimoto Kogyo Co. Ltd.(2)	30,800	564,864
Tsugami Corp.	916,000	30,197,451
Tsukada Global Holdings, Inc.	40,700	158,610
Tsukuba Bank Ltd.	1,972,600	9,299,203
Tsuzuki Denki Co. Ltd.	17,300	462,525
Tv Tokyo Holdings Corp.	7,400	160,764
UACJ Corp.	3,316,100	48,328,739
UBE Corp.	120,300	2,676,662
Uchida Yoko Co. Ltd.	829,900	12,152,854
Umios Corp.	2,895,600	23,463,702
Unipres Corp.	1,218,900	10,193,237
United Super Markets Holdings, Inc.	822,500	4,195,251
UNITED, Inc.	3,900	13,222
Unitika Ltd.(1)(2)	2,124,100	22,073,356
Ushio, Inc.	279,300	6,747,807
Valor Holdings Co. Ltd.	1,279,400	26,207,010
Vital KSK Holdings, Inc.	238,800	2,479,796
VT Holdings Co. Ltd.	1,272,400	4,279,617
Wacom Co. Ltd.	130,300	677,997
Wakita & Co. Ltd.	81,000	977,480
Warabeya Nichiyo Holdings Co. Ltd.	199,700	3,499,131
Washington Hotel Corp.	35,000	507,505
Wellnet Corp.	900	3,601
World Holdings Co. Ltd.	91,100	1,646,552
Yahagi Construction Co. Ltd.	431,500	5,995,226
YAMABIKO Corp.	421,800	11,595,710
Yamae Group Holdings Co. Ltd.	439,600	7,862,110
Yamagata Bank Ltd.	900	25,675
Yamaichi Electronics Co. Ltd.	310,500	15,544,284
Yamatane Corp.(2)	5,900	76,676
Yamaura Corp.(2)	8,500	79,301
Yashima Denki Co. Ltd.(2)	140,700	2,736,684
Yasuda Logistics Corp.	42,400	668,833
YE DIGITAL Corp.	10,700	102,291
Yellow Hat Ltd.	203,900	2,248,968
Yokogawa Bridge Holdings Corp.	401,300	7,435,638
Yokorei Co. Ltd.	965,700	13,278,097
Yokowo Co. Ltd.	168,300	4,203,018
Yondenko Corp.	22,200	311,948
Yorozu Corp.	600	3,439

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Yuasa Co. Ltd.	346,300	$13,948,299
Yurtec Corp.	401,000	6,412,090
Zacros Corp.	434,500	3,506,652
Zenhoren Co. Ltd.	7,100	54,145
Zenrin Co. Ltd.	324,700	1,900,478
Zeon Corp.	2,878,400	45,090,165
ZERIA Pharmaceutical Co. Ltd.	1,600	20,233
Zero Co. Ltd.	6,300	138,950
		6,656,221,563
Netherlands — 1.2%
AMG Critical Materials NV	164,501	6,224,180
ASR Nederland NV	4,985	420,085
Basic-Fit NV(1)	699,290	27,224,393
Brunel International NV(2)	132,629	1,171,089
CM.com NV(1)	672	5,351
Constellium SE(1)	2,418,381	63,917,810
Corbion NV	360,657	8,463,760
Ferrari Group PLC	644	5,962
Flow Traders Ltd.(1)	279	9,481
ForFarmers NV	388,743	2,606,379
Fugro NV(2)	613,253	6,377,297
InPost SA(1)	172,823	3,126,776
Kendrion NV	85,885	1,956,115
Koninklijke BAM Groep NV	3,072,312	41,485,289
Koninklijke Heijmans NV, CVA	419,453	43,138,547
Koninklijke Vopak NV	185,327	10,346,725
Nedap NV	14,996	1,606,947
SBM Offshore NV	604,206	24,717,218
SIF Holding NV(1)	2,564	11,297
Sligro Food Group NV	305,534	3,744,442
TKH Group NV, CVA	59,131	3,553,878
		250,113,021
New Zealand — 0.1%
Air New Zealand Ltd.	59,445,165	13,728,266
Eroad Ltd.(1)(2)	4,014,723	2,329,340
Fletcher Building Ltd.(1)(2)	2,387,688	5,625,019
KMD Brands Ltd.(1)(2)	17,247	17,259
Oceania Healthcare Ltd.(1)	3,282,020	1,514,577
SKYCITY Entertainment Group Ltd.(1)	11,276,645	4,502,470
Warehouse Group Ltd.(1)	8,816	3,520
		27,720,451
Norway — 2.1%
2020 Bulkers Ltd.	153,224	68,129
ABG Sundal Collier Holding ASA	15,794	12,474
Aker Solutions ASA	1,929,246	8,945,530
Bluenord ASA(1)	164,752	9,748,568
BW LPG Ltd.	2,286,928	55,442,547
BW Offshore Ltd.	2,405,619	10,599,461
Cadeler AS(1)	1,870,980	11,722,401
DNO ASA	9,587,417	18,500,319
DOF Group ASA	828,273	11,802,878
Elopak ASA	63,569	252,989
Grieg Seafood ASA	1,328,223	4,120,795

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Hoegh Autoliners ASA	2,913,363	$53,596,530
Kid ASA	165,666	2,181,529
Kongsberg Automotive ASA(1)	716,501	154,008
MPC Container Ships ASA	11,730,134	33,495,887
Nordic Mining ASA(1)	9,851	2,045
Norske Skog ASA(1)	1,065,057	5,607,800
Norwegian Air Shuttle ASA	17,809,203	24,607,892
Odfjell Drilling Ltd.	856,229	8,656,035
Odfjell SE, Class A	240,692	2,966,738
Odfjell Technology Ltd.	1,583	10,011
Panoro Energy ASA(1)	34,049	111,725
Paratus Energy Services Ltd.	331,955	1,795,175
Petronor E&P ASA(1)	185,394	231,250
Scatec ASA(1)	1,629,389	16,812,731
Sea1 offshore, Inc.	278,310	818,454
Solstad Offshore ASA	221,352	1,633,853
SpareBank 1 Nord Norge	2,348,581	42,811,132
SpareBank 1 SMN	177,239	4,016,029
Sparebanken Norge	50,051	1,093,457
Stolt-Nielsen Ltd.	505,123	17,802,614
TGS ASA	4,477,752	65,250,863
Wallenius Wilhelmsen ASA	735,218	12,801,267
Zaptec ASA	887,607	4,821,454
		432,494,570
Portugal — 0.2%
Corticeira Amorim SGPS SA(2)	109,326	890,666
CTT-Correios de Portugal SA	1,825,340	13,888,385
Mota-Engil SGPS SA(2)	1,368,462	7,545,677
Navigator Co. SA	5,409	20,382
NOS SGPS SA	1,536,372	8,969,206
Semapa-Sociedade de Investimento e Gestao	142,621	3,510,205
Teixeira Duarte SA(1)(2)	5,389,954	2,975,522
		37,800,043
Singapore — 1.9%
AEM Holdings Ltd.	1,025,300	7,155,502
Aztech Global Ltd.	652,200	297,007
Banyan Tree Holdings Ltd.	39,500	16,142
Boustead Singapore Ltd.	132,700	192,872
BRC Asia Ltd.	3,800	12,662
Bumitama Agri Ltd.(2)	9,566,100	16,612,051
Capitaland India Trust	3,781,200	2,898,402
China Aviation Oil Singapore Corp. Ltd.	7,457,100	8,551,576
China Sunsine Chemical Holdings Ltd.(2)	3,099,900	1,607,734
CNMC Goldmine Holdings Ltd.(2)	1,792,300	1,927,267
ComfortDelGro Corp. Ltd.(2)	6,948,400	7,043,440
CSE Global Ltd.(2)	2,135,719	1,996,389
Delfi Ltd.	3,513,700	2,153,740
First Resources Ltd.	13,658,900	49,079,949
Frencken Group Ltd.(2)	352,700	648,964
Geo Energy Resources Ltd.(2)	30,737,100	13,165,398
Global Resource Construction Ltd.	17,631,100	1,511,911
Golden Agri-Resources Ltd.	170,019,700	42,089,874
Hafnia Ltd.	9,045,519	76,563,176

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Hong Fok Corp. Ltd.	100	$68
Hong Leong Asia Ltd.	3,097,200	7,146,913
Hour Glass Ltd.	112,800	248,579
Hutchison Port Holdings Trust, U Shares	104,178,900	21,353,132
Indofood Agri Resources Ltd.	178,900	48,582
ISDN Holdings Ltd.(2)	5,488,264	2,977,138
Keppel Infrastructure Trust	15,518,200	6,347,018
Koh Brothers Group Ltd.	317,900	58,701
LHN Ltd.(2)	4,846,989	2,094,924
Marco Polo Marine Ltd.(2)	44,968,700	4,665,127
OKP Holdings Ltd.(2)	319,100	180,650
Olam Group Ltd.	26,751,900	22,092,216
Pan-United Corp. Ltd.	131,700	162,325
QAF Ltd.	18,600	14,262
Raffles Medical Group Ltd.(2)	8,600	5,853
Rex International Holding Ltd.(1)(2)	57,714,100	2,857,963
RH PetroGas Ltd.	8,637,800	1,110,546
Riverstone Holdings Ltd.	19,900	12,447
Samudera Shipping Line Ltd.	14,365,300	10,394,460
SBS Transit Ltd.	85,500	253,402
Tuan Sing Holdings Ltd.	53,716	12,026
Wee Hur Holdings Ltd.(2)	20,736,700	10,666,031
Wing Tai Holdings Ltd.	87,200	106,983
Yangzijiang Financial Holding Ltd.(1)(2)	76,219,100	11,969,355
Yangzijiang Maritime Development Ltd.(2)	77,348,300	35,564,275
Yanlord Land Group Ltd.(2)	22,482,200	9,973,989
		383,841,021
Spain — 1.2%
Acerinox SA	3,781,754	78,573,814
Aedas Homes SA	1,474	36,128
Amper SA(1)(2)	2,849	15,146
Atresmedia Corp. de Medios de Comunicacion SA(2)	112,540	672,761
Audax Renovables SA(2)	10,379	14,617
Bankinter SA	751,733	14,511,460
Construcciones y Auxiliar de Ferrocarriles SA	190,930	15,745,952
Deoleo SA(1)	136,660	63,109
Elecnor SA	300,733	10,932,962
Gestamp Automocion SA	4,043,472	13,974,309
Grenergy Renovables SA(1)	13,624	1,402,347
Grupo Empresarial San Jose SA	77,897	697,352
Melia Hotels International SA	2,466,897	28,643,460
Miquel y Costas & Miquel SA	215	3,343
Obrascon Huarte Lain SA(1)(2)	14,810,605	6,772,988
Prosegur Cia de Seguridad SA	10,773	36,068
Sacyr SA	4,980,010	24,492,247
Solaria Energia y Medio Ambiente SA(1)	228,938	4,499,763
Tecnicas Reunidas SA(1)	268,205	8,212,958
Tubacex SA	33,642	110,884
Tubos Reunidos SA(1)	29,396	3,683
Unicaja Banco SA	6,323,525	25,881,979
Vidrala SA(2)	105,579	11,006,256
Viscofan SA	243	16,148
		246,319,734

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Sweden — 4.1%
AcadeMedia AB	407,053	$4,309,716
Alleima AB	3,092,029	39,443,922
Alligo AB, Class B	13,569	191,453
Altra Fastigheter AB	3,337,028	26,157,657
Apotea AB(2)	808,984	6,543,076
AQ Group AB	819,590	18,502,787
Arjo AB, B Shares	1,347,878	3,946,257
Avanza Bank Holding AB	26,700	1,118,592
Avarda Bank AB	288,278	6,274,575
Bahnhof AB, B Shares	130,309	805,041
Beijer Alma AB	55,052	1,729,974
Berner Industrier AB	406	3,225
BICO Group AB(1)	391,990	893,033
Bilia AB, A Shares	2,046,529	31,261,562
Billerud AB	4,233,289	35,390,209
BioArctic AB(2)	185,444	6,149,919
BioGaia AB, B Shares	442,790	5,294,772
Bonava AB, B Shares(1)(2)	615,665	653,537
Boozt AB(1)(2)	1,718,373	26,884,460
Bufab AB(2)	759,721	10,595,214
Bulten AB(1)	2,600	17,576
Bure Equity AB	79,240	2,599,433
Byggmax Group AB	952,918	5,086,460
Cantargia AB(1)(2)	6,562,227	1,252,087
Cheffelo AB	13,733	167,550
Cibus Real Estate AB publ	91,037	1,333,991
Clas Ohlson AB, B Shares	1,425,649	68,662,016
Cloetta AB, B Shares	1,180,991	7,051,833
Coffee Stain Group AB, Class B(1)(2)	2,307,073	4,552,483
Corem Property Group AB, B Shares	21,856,978	5,635,605
CTT Systems AB	713	10,911
DGH International AB(1)(2)	338,292	411,048
Dios Fastigheter AB	2,914,952	19,521,040
Dynavox Group AB(2)	2,251,671	17,553,891
Electrolux AB, B Shares(1)	70,353	205,045
Electrolux Professional AB, B Shares	27,287	139,003
Embracer Group AB(1)(2)	2,681,565	20,046,181
Engcon AB	113,712	818,528
G5 Entertainment AB	33,668	210,182
GomSpace Group AB(1)(2)	19,954	23,745
Granges AB	1,361,888	25,614,517
Gruvaktiebolaget Viscaria(1)	1,318,759	3,219,769
Hacksaw AB(2)	1,580,501	13,061,094
Hanza AB	355,181	5,353,525
Haypp Group AB(1)(2)	75,717	1,122,627
Hemnet Group AB	626,649	6,258,664
Hexatronic Group AB(1)(2)	3,221,413	13,492,355
Hoist Finance AB	588,658	13,419,623
Husqvarna AB, B Shares	4,230,746	16,812,503
JM AB(2)	999,774	13,534,946
Kopparbergs Bryggeri AB, B Shares	11,841	146,463
Lime Technologies AB	62,053	1,669,008

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Logistea AB, Class B(2)	891,587	$1,217,833
Loomis AB	1,142,971	64,537,211
Medcap AB(1)	122,706	7,178,869
MEKO AB	616,171	4,762,576
MIPS AB	175,342	6,831,360
Morrow Bank AB(1)	16,501	25,688
NCC AB, B Shares	1,911,058	35,837,311
Nelly Group AB(1)(2)	374,497	1,415,768
Neobo Fastigheter AB(1)(2)	842,170	1,700,209
Net Insight AB, B Shares(1)	22,544	7,035
New Wave Group AB, B Shares	167,613	1,530,047
Nobia AB(1)(2)	826,300	1,311,221
Nolato AB, B Shares	737,546	4,090,356
Norion Bank AB(1)(2)	492,917	3,448,593
Note AB(1)	199,198	3,467,770
NP3 Fastigheter AB	387,777	10,216,806
Ovzon AB(1)	1,363,487	5,533,038
Pandox AB	633,455	11,196,196
Paradox Interactive AB	1,031,611	15,520,688
Peab AB, Class B	4,723,786	48,420,125
Platzer Fastigheter Holding AB, B Shares	1,268,081	9,460,306
Plejd AB(1)	22,249	2,281,198
Ratos AB, B Shares	852,270	3,379,343
RaySearch Laboratories AB	716,894	13,477,563
Rottneros AB(1)	12,445	4,279
Rusta AB	1,402,220	11,875,221
Rvrc Holding AB	2,207,436	12,774,334
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	14,624	9,041
Saniona AB(1)	4,648,722	5,526,779
Scandi Standard AB	883,730	13,273,451
Scandic Hotels Group AB	487,141	4,553,650
SkiStar AB	1,270,543	21,529,699
Sotkamo Silver AB(1)(2)	3,428,325	1,861,069
Studsvik AB(1)	438	9,998
Synsam AB	45,014	275,911
Tobii AB(1)	2,188	278
Troax Group AB	189,481	2,929,416
Truecaller AB, B Shares(2)	4,348,093	11,158,261
Viaplay Group AB, B Shares(1)	880,810	121,802
Zinzino AB, Class B(2)	391,469	5,647,378
		843,550,360
Switzerland — 3.7%
APG SGA SA	2,406	587,745
Arbonia AG(1)	2,166	12,457
Ascom Holding AG	572,856	3,778,279
Autoneum Holding AG	126,188	19,979,165
Basilea Pharmaceutica Ag Allschwil(1)	278,710	21,880,162
Basler Kantonalbank	38	4,556
Bell Food Group AG	12,597	3,603,865
Bossard Holding AG, Class A	15,636	4,564,900
Bucher Industries AG	144,470	56,482,279
Burckhardt Compression Holding AG	51,974	32,846,100
Burkhalter Holding AG	7,996	1,296,124

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Cembra Money Bank AG	92,826	$10,173,990
Cicor Technologies Ltd.(1)(2)	31,402	4,951,730
Cie Financiere Tradition SA, Class BR	551	184,618
Clariant AG(1)	3,568,751	47,919,759
Cosmo NV	24,946	1,709,767
Daetwyler Holding AG, Bearer Shares	117,746	19,497,996
DKSH Holding AG	311,783	25,399,754
dormakaba Holding AG	362,079	25,876,544
EFG International AG(1)	1,490,930	29,462,717
Emmi AG	45,313	47,115,844
Forbo Holding AG	5,762	6,936,842
Gurit Holding AG, Bearer Shares(1)	28,300	1,704,933
Implenia AG	368,250	30,139,397
Jungfraubahn Holding AG	4,026	1,280,495
Komax Holding AG(1)(2)	6,405	606,445
LEM Holding SA(1)(2)	2,779	1,888,004
Leonteq AG(1)(2)	75,884	1,997,570
Medmix AG	809	9,028
Metall Zug AG, B Shares(1)	13	14,065
Mobilezone Holding AG	489,576	7,953,399
Montana Aerospace AG(1)	41,324	1,201,627
OC Oerlikon Corp. AG Pfaeffikon	1,371,922	8,757,638
PolyPeptide Group AG(1)	386,628	21,059,886
R&S Group Holding AG(1)(2)	250,146	5,919,662
Schweiter Technologies AG(2)	8,248	3,672,100
SFS Group AG(1)	311,851	51,928,435
Siegfried Holding AG(1)	665,541	59,543,360
SKAN Group AG	4,164	332,542
Stadler Rail AG	271,290	10,010,654
Sulzer AG	10,254	2,036,204
Swiss Steel Holding AG(1)(2)	9,470	10,544
Swissquote Group Holding SA	1,196,866	61,968,259
Valiant Holding AG	311,084	57,555,912
Vaudoise Assurances Holding SA	3,265	3,094,111
Vetropack Holding AG(2)	178,211	4,761,342
Vontobel Holding AG	256,157	29,519,292
V-ZUG Holding AG(1)	347	18,020
Ypsomed Holding AG(1)	27,392	13,461,804
Zehnder Group AG	161,198	14,472,078
		759,181,999
United Kingdom — 11.6%
4imprint Group PLC	356,885	21,462,013
Aberdeen Group PLC	1,126,714	3,803,358
AEP Plantations PLC	745,003	2,067,386
Afentra PLC(1)	431,290	440,727
AltynGold PLC(1)	136,719	2,337,112
Anglo Asian Mining PLC	646,730	3,707,423
AO World PLC	926,323	1,203,423
ASOS PLC(1)(2)	827,737	4,654,341
Atalaya Mining Copper SA	1,782,979	26,016,910
Berkeley Group Holdings PLC(1)	53,863	2,589,003
boohoo Group PLC(1)(2)	2,159,395	603,864
Burberry Group PLC(1)	7,993,591	115,706,002

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Burford Capital Ltd. (London)(2)	780	$3,357
Capital Ltd.	102,062	156,536
Capricorn Energy PLC(1)	262,683	1,229,894
Central Asia Metals PLC	4,720,850	11,234,339
Close Brothers Group PLC(1)	2,736,652	15,242,162
CMC Markets PLC	1,951,506	19,094,192
Coats Group PLC	19,126,720	20,896,495
Computacenter PLC	1,205,981	92,050,026
Conduit Holdings Ltd.	118,807	730,826
Costain Group PLC	9,414	28,993
Crest Nicholson Holdings PLC(2)	1,245,534	1,076,899
DFS Furniture PLC	392,859	879,996
Drax Group PLC	8,333,266	87,199,439
Dunelm Group PLC	1,549,410	18,232,077
easyJet PLC	5,856,039	52,523,887
Energean PLC	494,101	4,919,751
EnQuest PLC	44,227,429	15,462,014
EnSilica PLC(1)	25,144	25,296
FDM Group Holdings PLC	25,923	38,478
Ferrexpo PLC(1)	3,073,210	893,221
Firstgroup PLC	18,325,744	44,180,020
Foresight Group Holdings Ltd.	905,166	6,049,060
Forterra PLC	2,109,345	4,041,567
Foxtons Group PLC	353,188	183,493
Frasers Group PLC(1)	2,270,862	25,497,738
Frontier Developments PLC(1)	339,299	1,958,669
Funding Circle Holdings PLC(1)(2)	1,713,271	5,256,676
Georgia Capital PLC(1)	234,993	13,907,132
Grafton Group PLC	825,568	11,541,922
Greggs PLC(2)	2,760,441	68,636,057
Gulf Keystone Petroleum Ltd.	1,678,540	4,381,717
Gulf Marine Services PLC(1)	2,359,968	581,378
Gym Group PLC(1)	1,385,752	3,661,629
Halfords Group PLC	5,675,028	20,905,744
Hilton Food Group PLC	1,519,725	13,039,224
Hiscox Ltd.	251,406	6,220,116
Hochschild Mining PLC	7,119,957	62,978,442
Hollywood Bowl Group PLC	1,700,239	6,334,399
Howden Joinery Group PLC	6,967,774	74,053,479
Hunting PLC	215	1,196
ICG PLC	448,938	12,104,975
IG Group Holdings PLC	1,423,773	26,910,081
Impax Asset Management Group PLC	258,828	396,926
Inchcape PLC	2,368,669	27,122,267
Investec PLC	1,929,837	17,169,981
IQE PLC(1)	33,316,748	21,631,168
J D Wetherspoon PLC(2)	1,872,200	21,575,508
James Halstead PLC(2)	774,588	1,430,751
JD Sports Fashion PLC	49,989,713	57,969,364
JET2 PLC	2,980,560	60,565,386
Johnson Matthey PLC	3,247,582	99,114,721
Johnson Service Group PLC	9,032,244	18,059,764
Keller Group PLC	1,883,754	76,945,919

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Lancashire Holdings Ltd.	876,718	$7,242,280
Lion Finance Group PLC	686,764	123,688,170
LSL Property Services PLC	84,723	319,547
Luceco PLC	103,403	305,047
Man Group PLC	6,664,452	27,644,011
Marston's PLC(1)	8,760,807	6,173,806
McBride PLC	1,046,711	2,902,384
Mears Group PLC	1,652,665	9,478,278
Metals Exploration PLC(1)	1,546,427	342,371
Michael Page PLC	5,495,013	16,366,555
Mitchells & Butlers PLC(1)	4,375,088	16,574,970
Mitie Group PLC	3,271,539	9,191,124
Molten Ventures PLC(1)	48,677	460,602
Morgan Advanced Materials PLC	3,497,610	11,307,078
Morgan Sindall Group PLC	86,614	5,124,492
MP Evans Group PLC	356,478	8,677,252
Ninety One PLC	3,154,429	9,140,914
Ocado Group PLC(1)	2,899,036	9,300,990
On the Beach Group PLC(2)	1,743,346	4,539,609
OSB Group PLC	6,881,184	47,510,535
Pan African Resources PLC	45,739,279	83,216,437
Paragon Banking Group PLC	4,144,766	44,437,648
Plus500 Ltd.	948,669	48,180,560
Polar Capital Holdings PLC	1,113,274	13,200,208
Prax Exploration & Production PLC(1)	1,669,848	18,282
PZ Cussons PLC	219,529	307,851
Quilter PLC	31,229,328	81,524,615
Reach PLC(2)	8,258,600	4,757,423
RHI Magnesita NV	308,802	11,439,971
S4 Capital PLC	14,817,482	9,955,266
Secure Trust Bank PLC	98,103	1,972,889
Senior PLC	3,445,845	13,623,631
Serabi Gold PLC	468,117	2,006,633
Serica Energy PLC	7,939,431	28,107,438
Smiths News PLC	181,595	170,698
Softcat PLC	528,928	14,763,337
Speedy Hire PLC	6,106,873	1,499,595
Spire Healthcare Group PLC	6,016,330	19,029,651
St. James's Place PLC	1,179,188	18,600,856
SThree PLC	2,043,791	8,305,148
Synthomer PLC(1)	1,410,156	1,876,705
Tate & Lyle PLC	746,519	5,569,999
TBC Bank Group PLC	784,554	53,187,489
Travis Perkins PLC	1,797,630	15,726,824
TT Electronics PLC(1)	276,678	504,764
Vertu Motors PLC	2,529,099	3,108,891
Vesuvius PLC	3,103,952	16,257,026
Victrex PLC	448,041	5,081,914
Watches of Switzerland Group PLC(1)	2,757,386	26,438,030
Whitbread PLC	3,951,524	129,787,003
Wickes Group PLC	5,250,492	13,703,434
Yu Group PLC	34,647	778,571
Zigup PLC	6,560,970	38,851,091

Schedule of Investments - Avantis International Small Cap Value ETF

	Shares	Value
Zotefoams PLC	86,345	$515,437
		2,373,711,239
United States — 0.8%
Coeur Mining, Inc.(2)	6,166,097	127,997,843
Dauch Corp.(1)	45,858	294,361
Diversified Energy Co.	929,863	14,002,597
Ovintiv, Inc.	446,023	29,314,358
		171,609,159
TOTAL COMMON STOCKS (Cost $14,798,458,451)		20,400,465,782
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	7,122	51
Hong Kong — 0.0%
CSI Properties Ltd.(1)	4,000	6
Italy — 0.0%
Fincantieri SpA(1)(2)	637,623	885,646
Geox SpA(1)(2)	27,265	7
Webuild SpA(1)(2)	35,053	90,568
		976,221
TOTAL WARRANTS (Cost $—)		976,278
RIGHTS — 0.0%
Australia — 0.0%
Alliance Aviation Services Ltd.(1)	23,972	171
Canada — 0.0%
Greenfire Resources Ltd.(1)	881	1,049
Germany — 0.0%
Norma Group SE(1)(2)	529,211	439,514
Sweden — 0.0%
Scandi Standard AB(1)	883,418	83,475
United States — 0.0%
Resolute Forest Products, Inc.(1)	212,429	156,036
TOTAL RIGHTS (Cost $234,260)		680,245
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	41,307,171	41,307,171
State Street Navigator Securities Lending Government Money Market Portfolio(3)	179,888,192	179,888,192
TOTAL SHORT-TERM INVESTMENTS (Cost $221,195,363)		221,195,363
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $15,019,888,074)		20,623,317,668
OTHER ASSETS AND LIABILITIES — (0.6)%		(123,470,010)
TOTAL NET ASSETS — 100.0%		$20,499,847,658

Schedule of Investments - Avantis International Small Cap Value ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	23.6%
Industrials	21.5%
Financials	14.3%
Consumer Discretionary	14.2%
Energy	10.5%
Information Technology	5.3%
Consumer Staples	3.9%
Communication Services	2.2%
Health Care	1.9%
Utilities	1.2%
Real Estate	0.9%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $431,303,294. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $456,510,810, which includes securities collateral of $276,622,618.

AFFILIATED COMPANY TRANSACTIONS
If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the period ended August 31, 2026 follows (amounts in thousands):

Company	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Income
AT&S Austria Technologie & Systemtechnik AG(1)(2)	$42,006	$13,429	$24,802	$192,006	(1)	(1)	$132,299	—
Rex International Holding Ltd.(1)(2)(3)	10,229	2	1,960	(5,413)	(1)	(1)	(981)	—
	$52,235	$13,431	$26,762	$186,593	—	—	$131,318	—
(1)Company was not an affiliate at August 31, 2026.
(2)Non-income producing.
(3)Security, or a portion thereof, is on loan.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$179,575,375	$20,220,890,407	—
Warrants	—	976,278	—
Rights	156,036	524,209	—
Short-Term Investments	221,195,363	—	—
	$400,926,774	$20,222,390,894	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 100.2%
Brazil — 3.9%
Allos SA	19,204	$98,993
Alpargatas SA, Preference Shares	7,500	21,683
Ambev SA, ADR(1)	102,551	294,321
Americanas SA(2)	92	91
Anima Holding SA	500	270
Armac Locacao Logistica E Servicos SA	100	71
Auren Energia SA(2)	10,900	23,413
Automob Participacoes SA(2)	299	683
Axia Energia SA	5,135	52,643
Axia Energia SA, ADR	20,004	203,441
Axia Energia SA, Class C, ADR	5,252	53,833
Axia Energia SA, Class C Preference Shares(2)	1,134	11,516
Azzas 2154 SA	2,928	8,408
B3 SA - Brasil Bolsa Balcao	79,000	248,516
Banco ABC Brasil SA, Preference Shares	9,089	40,748
Banco ABC Brasil SA, Preference Shares(2)	326	1,428
Banco BMG SA, Preference Shares	13,606	13,996
Banco Bradesco SA	47,170	137,189
Banco Bradesco SA, ADR	167,790	550,351
Banco BTG Pactual SA	24,108	255,245
Banco do Brasil SA	84,000	337,521
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	9,600	26,086
Banco Santander Brasil SA, ADR	10,639	61,174
BB Seguridade Participacoes SA	22,400	174,261
Bemobi Mobile Tech SA	2,600	12,846
Blau Farmaceutica SA	650	1,142
BR Advisory Partners Participacoes SA	6,500	16,910
Bradsaude SA	17,320	46,195
C&A Modas SA	12,000	19,153
Caixa Seguridade Participacoes SA	3,700	13,860
Cia Brasileira de Distribuicao(2)	21,500	11,162
Cia de Saneamento de Minas Gerais Copasa MG	7,200	76,536
Cia De Saneamento do Parana Sanepar	4,300	27,576
Cia De Saneamento do Parana Sanepar, Preference Shares	45,400	57,040
Cia Energetica de Minas Gerais, ADR	105,394	212,896
Cia Paranaense de Energia - Copel	41,500	119,016
Cia Paranaense de Energia - Copel, ADR(1)	9,318	106,877
Construtora Tenda SA	5,200	33,007
CPFL Energia SA	1,800	15,549
Cruzeiro do Sul Educacional SA	200	188
Cury Construtora e Incorporadora SA	14,000	87,947
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,400	71,627
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	2,619	11,489
Desktop SA	100	362
Dexco SA(2)	20,852	20,966
Dexxos Participacoes SA	112	155
Dimed SA -Distribuidora De Medicamentos	800	1,857
Direcional Engenharia SA	15,600	33,569
EcoRodovias Infraestrutura e Logistica SA	49,100	69,080
Empreendimentos Pague Menos SA	3,200	2,186

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Energisa SA	7,150	$66,276
Engie Brasil Energia SA	8,400	47,775
Equatorial SA	19,696	140,073
Even Construtora e Incorporadora SA	3,600	2,981
Ez Tec Empreendimentos e Participacoes SA	11,316	26,054
Fras-Le SA	4,400	19,794
Gerdau SA, ADR	36,288	167,288
GPS Participacoes e Empreendimentos SA	1,257	3,037
Grendene SA	20,800	14,090
Grupo Mateus SA	5,600	5,026
Grupo Multi SA	4,500	1,650
Grupo SBF SA	7,700	12,290
Guararapes Confeccoes SA	2,400	3,265
Hapvida Participacoes e Investimentos SA(2)	900	1,157
Hidrovias do Brasil SA(2)	32,729	21,792
Hospital Mater Dei SA	100	95
Iguatemi SA	12,400	58,990
Inter & Co., Inc., Class A	12,646	68,415
Iochpe Maxion SA	14,200	24,829
Irani Papel e Embalagem SA	15,100	22,090
Isa Energia Brasil SA, Preference Shares	15,200	78,383
Itau Unibanco Holding SA, ADR	53,213	404,951
JHSF Participacoes SA	30,400	62,953
Klabin SA	17,882	64,604
Lavvi Empreendimentos Imobiliarios SA	3,700	7,241
Light SA(2)	10,400	7,165
Localiza Rent a Car SA	7,896	53,655
Localiza Rent a Car SA, Preference Shares	353	2,339
LOG Commercial Properties e Participacoes SA	1,100	5,197
Log-in Logistica Intermodal SA(2)	1,000	5,404
Lojas Quero-Quero SA(2)	1,900	436
Lojas Renner SA	66,970	141,009
M Dias Branco SA	3,200	10,746
Magazine Luiza SA	23,731	22,029
Mahle Metal Leve SA	5,600	35,114
Marcopolo SA	6,666	5,249
Marcopolo SA, Preference Shares	42,436	36,035
Marisa Lojas SA(2)	8,286	1,151
Mills Locacao Servicos e Logistica SA	13,900	42,305
Motiva Infraestrutura de Mobilidade SA	69,200	207,137
Moura Dubeux Engenharia SA	8,600	40,663
Movida Participacoes SA	29,539	41,844
MRV Engenharia e Participacoes SA(2)	36,200	38,425
Multiplan Empreendimentos Imobiliarios SA	2,900	15,621
Oceanpact Servicos Maritimos SA	200	398
Orizon Valorizacao de Residuos SA(2)	400	1,281
Pagseguro Digital Ltd., Class A	12,894	116,304
PBG SA(2)	2,400	741
Plano & Plano Desenvolvimento Imobiliario SA	1,500	2,058
Porto Seguro SA	14,900	141,824
Positivo Tecnologia SA	2,300	1,465
Raia Drogasil SA	40,222	151,758
Randoncorp SA, Preference Shares(2)	11,400	10,605

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Rede D'Or Sao Luiz SA	4,355	$29,913
Romi SA	1,282	1,410
Rumo SA	90,500	264,782
Sao Martinho SA	11,700	44,776
Sendas Distribuidora SA, ADR(1)	6,172	49,654
Ser Educacional SA	1,100	2,641
Simpar SA	3,046	3,909
Smartfit Escola de Ginastica e Danca SA	32,816	107,032
StoneCo Ltd., A Shares	3,265	31,670
Suzano SA, ADR(1)	29,563	257,789
SYN prop e tech SA	500	351
Tegma Gestao Logistica SA	3,300	22,125
Telefonica Brasil SA, ADR	10,163	117,281
TIM SA, ADR	8,703	156,132
TOTVS SA	2,300	15,762
Transmissora Alianca de Energia Eletrica SA	7,100	53,810
Trisul SA	4,160	3,862
Tupy SA(2)	5,300	15,486
Uniao Pet Participacoes SA	11,400	7,590
Unifique Telecomunicacoes SA	220	203
Vale SA, ADR	49,127	741,326
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,900	12,984
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	51,100	29,783
Vivara Participacoes SA	5,500	23,628
Vulcabras SA	1,972	5,168
WEG SA	15,700	151,651
Wiz Co.	900	1,395
XP, Inc., Class A	17,206	313,665
YDUQS Participacoes SA	13,100	22,122
Zamp SA(2)	5	3,377
		8,639,406
Chile — 0.5%
Aguas Andinas SA, A Shares	36,888	12,647
Banco de Chile	667,526	137,678
Banco de Credito e Inversiones SA	1,495	103,315
Banco Santander Chile, ADR	3,281	114,015
CAP SA(2)	2,635	15,669
Cencosud SA	22,265	46,661
Cencosud Shopping SA	5,339	13,958
Cia Cervecerias Unidas SA, ADR	4,819	56,768
Embotelladora Andina SA, Class B Preference Shares	12,263	59,520
Empresa Nacional de Telecomunicaciones SA	7,778	32,334
Empresas CMPC SA	28,615	30,812
Enel Americas SA	135,873	12,301
Falabella SA	15,473	102,454
Parque Arauco SA	23,197	96,931
Plaza SA	24,788	104,402
Ripley Corp. SA	85,210	38,436
SMU SA	56,251	7,745
Sociedad Quimica y Minera de Chile SA, ADR	1,381	109,113
Vina Concha y Toro SA	16,043	15,642
		1,110,401

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China — 17.2%
361 Degrees International Ltd.	66,000	$37,904
3SBio, Inc.(2)	192,000	393,997
AAC Technologies Holdings, Inc.	54,000	305,598
Agile Group Holdings Ltd.(2)	154,000	3,233
Agora, Inc., ADR(2)	3,440	14,414
AK Medical Holdings Ltd.	2,000	1,303
Alibaba Group Holding Ltd., ADR	17,744	2,023,171
Alibaba Health Information Technology Ltd.(2)	20,000	7,854
A-Living Smart City Services Co. Ltd.	71,250	15,807
Anhui Expressway Co. Ltd., H Shares	28,000	56,328
ANTA Sports Products Ltd.	58,000	573,260
Anton Oilfield Services Group	194,000	18,926
Art Group Holdings Ltd.(1)(2)	115,000	47,221
Ascletis Pharma, Inc.(1)(2)	40,000	51,021
AsiaInfo Technologies Ltd.(1)	11,600	6,326
ATRenew, Inc., ADR	4,399	18,124
Autohome, Inc., ADR(1)	2,376	52,129
BAIC Motor Corp. Ltd., H Shares(1)(2)	154,000	15,914
Baidu, Inc., ADR(1)(2)	640	60,979
Bairong AI, Inc.(1)(2)	19,000	13,010
Bank of China Ltd., H Shares	590,000	442,843
Bank of Chongqing Co. Ltd., H Shares	38,500	40,874
Bank of Communications Co. Ltd., H Shares	200,000	198,653
Beijing Capital International Airport Co. Ltd., H Shares(2)	50,000	9,875
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	260
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	6,090
BeOne Medicines Ltd., ADR(2)	194	69,758
BeOne Medicines Ltd., Class H(2)	2,600	71,194
Bilibili, Inc., ADR(1)(2)	51	824
Blue Moon Group Holdings Ltd.(1)(2)	58,000	27,654
BOC Aviation Ltd.	18,200	174,009
BOE Varitronix Ltd.	32,000	18,178
Bosideng International Holdings Ltd.	430,000	233,907
Brilliance China Automotive Holdings Ltd.	266,000	79,221
BYD Co. Ltd., H Shares	22,600	249,455
BYD Electronic International Co. Ltd.	4,500	15,456
C&D International Investment Group Ltd.(1)	49,339	81,207
Cathay Group Holdings, Inc.	1,000	87
CGN Mining Co. Ltd.	75,000	24,979
Cheerwin Group Ltd.	500	144
China Automotive Systems, Inc.(2)	1,135	6,254
China Bohai Bank Co. Ltd., H Shares(1)(2)	8,500	921
China Chunlai Education Group Co. Ltd.(2)	26,000	3,409
China Cinda Asset Management Co. Ltd., H Shares(1)	390,000	45,972
China CITIC Bank Corp. Ltd., H Shares	257,000	273,686
China Communications Services Corp. Ltd., H Shares	200,000	98,510
China Conch Environment Protection Holdings Ltd.(2)	4,500	152
China Conch Venture Holdings Ltd.(1)	53,500	53,539
China Construction Bank Corp., H Shares	1,899,000	2,295,569
China Datang Corp. Renewable Power Co. Ltd., H Shares	189,000	26,498
China Dongxiang Group Co. Ltd.	16,000	541
China East Education Holdings Ltd.(2)	57,500	29,355

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
China Education Group Holdings Ltd.(2)	71,088	$16,950
China Everbright Bank Co. Ltd., H Shares	87,000	31,453
China Everbright Ltd.(1)	4,000	3,151
China Foods Ltd.	2,000	980
China Galaxy Securities Co. Ltd., H Shares	160,000	160,371
China General Education Group Ltd.(2)	1,000	307
China Glass Holdings Ltd.(1)(2)	2,000	85
China International Capital Corp. Ltd., H Shares	95,600	274,249
China Kepei Education Group Ltd.	18,000	1,949
China Lesso Group Holdings Ltd.	65,000	29,966
China Life Insurance Co. Ltd., Class H	229,555	883,153
China Medical System Holdings Ltd.	86,000	123,033
China Meidong Auto Holdings Ltd.(2)	70,000	3,305
China Merchants Bank Co. Ltd., H Shares	101,000	654,861
China Merchants Port Holdings Co. Ltd.	62,000	127,081
China Minsheng Banking Corp. Ltd., H Shares	231,000	102,428
China New Higher Education Group Ltd.(2)	62,354	4,291
China Overseas Land & Investment Ltd.	140,500	223,825
China Pacific Insurance Group Co. Ltd., H Shares	68,800	264,712
China Resources Beer Holdings Co. Ltd.	18,000	44,273
China Resources Beverage Holdings Co. Ltd.(1)	9,600	9,007
China Resources Land Ltd.	124,500	476,083
China Resources Medical Holdings Co. Ltd.	21,000	6,711
China Resources Mixc Lifestyle Services Ltd.	30,800	153,262
China Sanjiang Fine Chemicals Co. Ltd.	68,000	33,653
China Shineway Pharmaceutical Group Ltd.	25,000	26,408
China Starch Holdings Ltd.	35,000	705
China Taiping Insurance Holdings Co. Ltd.	127,000	341,875
China Tower Corp. Ltd., H Shares	253,000	294,128
China Vanke Co. Ltd., H Shares(1)(2)	103,800	31,741
China Yongda Automobiles Services Holdings Ltd.	82,500	8,820
Chongqing Rural Commercial Bank Co. Ltd., H Shares	132,000	110,098
Chow Tai Fook Jewellery Group Ltd.(1)	94,400	155,418
CITIC Securities Co. Ltd., H Shares	43,500	151,542
CMGE Technology Group Ltd.(2)	14,000	357
CMOC Group Ltd., H Shares	36,000	76,705
Concord New Energy Group Ltd.	630,000	25,320
Consun Pharmaceutical Group Ltd.	25,000	43,149
Contemporary Amperex Technology Co. Ltd., Class H(1)	500	38,020
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	35,000	76,816
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	13,326
COSCO SHIPPING Ports Ltd.	88,446	62,648
Country Garden Services Holdings Co. Ltd.	86,000	60,510
CSPC Pharmaceutical Group Ltd.	468,000	549,965
Damai Entertainment Holdings Ltd.(1)(2)	780,000	49,079
Digital China Holdings Ltd.(1)	25,000	5,479
DPC Dash Ltd.(1)(2)	3,000	12,727
Dynagreen Environmental Protection Group Co. Ltd., H Shares	1,000	751
East Buy Holding Ltd.(1)(2)	6,000	18,764
Edvantage Group Holdings Ltd.	20,725	1,213
Ever Sunshine Services Group Ltd.	78,000	18,395
Evergrande Property Services Group Ltd.(2)	387,500	56,744
Excellence Commercial Property & Facilities Management Group Ltd.(2)	13,000	855

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
FIH Mobile Ltd.	35,500	$76,033
FinVolution Group, ADR	13,697	50,268
First Tractor Co. Ltd., H Shares	14,000	17,041
Fuyao Glass Industry Group Co. Ltd., H Shares	15,600	109,084
Ganfeng Lithium Group Co. Ltd., H Shares	5,080	26,401
Geely Automobile Holdings Ltd.	360,000	806,128
Gemdale Properties & Investment Corp. Ltd.(2)	660,000	8,271
Genertec Universal Medical Group Co. Ltd.	72,000	42,203
Genscript Biotech Corp.(2)	44,000	189,904
GF Securities Co. Ltd., H Shares	52,800	124,889
Goldpac Group Ltd.	1,000	78
Goldwind Science & Technology Co. Ltd., H Shares(1)	6,200	7,516
Grand Pharmaceutical Group Ltd.(1)	4,000	2,561
Great Wall Motor Co. Ltd., H Shares	42,000	41,810
Greentown China Holdings Ltd.(1)(2)	89,500	71,339
Greentown Management Holdings Co. Ltd.	16,000	3,996
Guangdong Investment Ltd.	54,000	60,925
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	192,000	4,653
Guoquan Food Shanghai Co. Ltd.(1)	7,600	1,621
Guotai Haitong Securities Co. Ltd., H Shares	56,016	108,471
H World Group Ltd., ADR	9,389	444,287
Haidilao International Holding Ltd.	13,000	19,420
Haier Smart Home Co. Ltd., H Shares	24,400	66,589
Haitian International Holdings Ltd.	34,000	78,269
Hangzhou Tigermed Consulting Co. Ltd., H Shares	500	2,622
Hanking Gold International Ltd.(1)(2)	76,000	31,879
Hansoh Pharmaceutical Group Co. Ltd.	10,000	44,924
Harbin Electric Co. Ltd., H Shares	16,000	34,162
Hello Group, Inc., ADR	6,364	35,257
Hengan International Group Co. Ltd.	53,000	149,211
Hisense Home Appliances Group Co. Ltd., H Shares	4,000	10,818
Huatai Securities Co. Ltd., H Shares	31,800	71,534
Industrial & Commercial Bank of China Ltd., H Shares	1,457,000	1,403,300
Ingdan, Inc.(1)(2)	70,000	36,771
Inkeverse Group Ltd.(2)	127,000	13,104
Innovent Biologics, Inc.(2)	53,000	699,063
J&T Global Express Ltd.(2)	108,000	133,667
JD Health International, Inc.(2)	47,950	221,967
JD Logistics, Inc.(2)	126,400	177,138
JD.com, Inc., ADR	11,765	332,244
Jiangsu Expressway Co. Ltd., H Shares	20,000	24,684
Jiayin Group, Inc., ADR(2)	1,143	2,297
Jinxin Fertility Group Ltd.	76,500	21,619
Jiumaojiu International Holdings Ltd.	86,000	12,706
JNBY Design Ltd.	24,000	60,420
JOYY, Inc., ADR	1,382	103,152
Kanzhun Ltd., ADR	3,075	53,382
KE Holdings, Inc., ADR	8,894	152,888
Kingboard Laminates Holdings Ltd.	8,000	47,135
Kingdee International Software Group Co. Ltd.(1)(2)	22,000	24,211
Kingsoft Corp. Ltd.	26,600	84,067
Kuaishou Technology	129,200	549,854
Lenovo Group Ltd.	154,000	590,020

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Leoch International Technology Ltd.(2)	26,000	$3,248
Li Auto, Inc., ADR(2)	10,091	122,101
Li Ning Co. Ltd.	221,500	384,020
Lingbao Gold Group Co. Ltd., Class H(1)	44,300	124,629
Linklogis, Inc., Class B	20,000	6,208
Logan Group Co. Ltd.(1)(2)	69,000	12,211
Longfor Group Holdings Ltd.(1)	171,917	137,492
Lonking Holdings Ltd.	7,000	3,148
Lufax Holding Ltd., ADR(2)	1,852	2,333
Luye Pharma Group Ltd.(1)(2)	24,000	5,928
LVGEM China Real Estate Investment Co. Ltd.(2)	30,000	757
Maoyan Entertainment(1)	23,000	12,738
Meitu, Inc.(1)(2)	34,000	20,495
Meituan, Class B(2)	27,550	275,619
Midea Group Co. Ltd.(1)	1,800	23,226
Midea Real Estate Holding Ltd.(2)	54,400	15,682
MINISO Group Holding Ltd., ADR(1)	3,783	35,182
Minth Group Ltd.	76,000	251,715
NetDragon Websoft Holdings Ltd.(1)	13,500	14,359
NetEase Cloud Music, Inc.(2)	3,250	37,526
NetEase, Inc., ADR	8,513	1,036,713
New China Life Insurance Co. Ltd., H Shares	69,600	410,673
Newborn Town, Inc.(2)	48,000	53,964
Nexteer Automotive Group Ltd.	81,000	52,256
NIO, Inc., ADR(2)	9,506	40,210
Niu Technologies, ADR(1)(2)	33	67
Noah Holdings Ltd., ADR	4,557	39,053
Nongfu Spring Co. Ltd., H Shares	50,800	277,558
Onewo, Inc., Class H	19,800	48,214
Orient Overseas International Ltd.	9,000	180,030
PDD Holdings, Inc., ADR(2)	9,768	820,512
People's Insurance Co. Group of China Ltd., H Shares	272,000	197,870
Perennial Energy Holdings Ltd.(2)	15,000	1,537
Pharmaron Beijing Co. Ltd., H Shares(1)	375	1,337
PICC Property & Casualty Co. Ltd., H Shares	244,000	528,491
Ping An Insurance Group Co. of China Ltd., H Shares	150,000	1,075,883
Poly Property Group Co. Ltd.	229,000	39,677
Poly Property Services Co. Ltd., Class H	29,200	103,142
Pop Mart International Group Ltd.(1)	19,600	389,051
Postal Savings Bank of China Co. Ltd., H Shares	271,000	182,980
Precision Tsugami China Corp. Ltd.	14,000	94,265
Q Technology Group Co. Ltd.	16,000	12,347
Qfin Holdings, Inc., ADR	11,115	96,256
Radiance Holdings Group Co. Ltd.(1)(2)	28,000	4,071
Seazen Group Ltd.(1)(2)	172,000	30,012
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	103,600	42,435
Shanghai Chicmax Cosmetic Co. Ltd.	5,000	13,800
Shanghai Conant Optical Co. Ltd., Class H(1)	17,800	101,617
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,020
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,900	12,897
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,227
Shenzhen International Holdings Ltd.(1)	104,298	67,835
Shenzhen Investment Ltd.(1)(2)	242,000	20,807

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Shenzhou International Group Holdings Ltd.	45,600	$203,481
Shimao Services Holdings Ltd.(2)	25,000	1,165
Shoucheng Holdings Ltd.	64,000	11,649
Shui On Land Ltd.(2)	339,000	19,868
Sichuan Expressway Co. Ltd., Class H	56,000	33,811
Sihuan Pharmaceutical Holdings Group Ltd.(1)	419,000	39,985
Sino Biopharmaceutical Ltd.	375,000	259,997
Sino-Ocean Group Holding Ltd.(2)	319,000	1,870
Sinopharm Group Co. Ltd., H Shares	62,400	122,955
Sinotruk Hong Kong Ltd.	62,000	317,417
Skyworth Group Ltd.(2)	55,013	29,658
SOHO China Ltd.(2)	57,000	2,325
Sohu.com Ltd., ADR(2)	2,151	30,222
Sun Art Retail Group Ltd.(1)	229,500	30,458
Sun King Technology Group Ltd.(2)	2,000	339
Sunac Services Holdings Ltd.(1)	178,000	19,046
Sunny Optical Technology Group Co. Ltd.	11,900	107,556
Sunshine Lake Pharma Co. Ltd.(1)(2)	52	253
SY Holdings Group Ltd.(1)	34,000	28,133
TAL Education Group, ADR(2)	421	4,943
TCL Electronics Holdings Ltd.	2,000	4,258
Tencent Holdings Ltd.	56,100	3,222,113
Tencent Music Entertainment Group, ADR	8,104	67,020
Tianli International Holdings Ltd.	106,000	14,870
Tianneng Power International Ltd.	20,000	11,108
Tomson Group Ltd.	48,000	13,146
Tong Ren Tang Technologies Co. Ltd., H Shares(1)	2,000	753
Tongcheng Travel Holdings Ltd.	115,600	177,174
Topsports International Holdings Ltd.	60,000	8,460
TravelSky Technology Ltd., H Shares	17,000	18,866
Trip.com Group Ltd., ADR(2)	4,592	205,033
Tsaker New Energy Tech Co. Ltd.	4,000	497
Tsingtao Brewery Co. Ltd., H Shares	32,000	166,046
Tuya, Inc., ADR	1,390	2,613
Up Fintech Holding Ltd., ADR(2)	126	635
Vipshop Holdings Ltd., ADR	24,678	323,282
Viva Biotech Holdings(2)	54,500	9,506
Vnet Group, Inc., ADR(1)(2)	4,945	29,967
VOYAH Automobile Technology Co. Ltd., Class H(2)	25,578	8,507
Wasion Holdings Ltd.	50,000	98,824
Weibo Corp., ADR(1)	8,965	61,231
Weichai Power Co. Ltd., H Shares	33,000	133,305
Wuling Motors Holdings Ltd.	10,000	503
WuXi AppTec Co. Ltd., H Shares(1)	4,800	115,597
Wuxi Biologics Cayman, Inc.(2)	130,000	806,266
XD, Inc.(2)	22,200	121,093
Xiaomi Corp., Class B(2)	108,000	379,124
Xinhua Winshare Publishing & Media Co. Ltd., H Shares(1)	18,000	17,989
Xinyi Energy Holdings Ltd.	169,335	17,065
XJ International Holdings Co. Ltd.(2)	200,000	3,750
XPeng, Inc., Class A, ADR(1)(2)	902	10,247
Xtep International Holdings Ltd.	144,094	67,432
Yadea Group Holdings Ltd.	38,000	45,361

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Yeahka Ltd.(2)	2,800	$1,604
Yidu Tech, Inc.(2)	12,200	5,998
Yihai International Holding Ltd.	48,000	96,743
Yixin Group Ltd.(1)	174,000	27,005
Youdao, Inc., ADR(2)	38	623
Yuexiu Property Co. Ltd.(1)	68,000	28,219
Yuexiu Services Group Ltd.	14,500	3,510
Yuexiu Transport Infrastructure Ltd.	74,000	32,800
Yum China Holdings, Inc.	20,552	916,825
Zengame Technology Holding Ltd.	28,000	8,243
Zhejiang Expressway Co. Ltd., H Shares	91,880	74,801
Zhejiang Leapmotor Technology Co. Ltd.(2)	29,900	139,771
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	46,200	67,095
Zhongsheng Group Holdings Ltd.(2)	76,000	41,336
Zonqing Environmental Ltd.(2)	12,000	284
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	7,800	6,054
ZTO Express Cayman, Inc., ADR	10,428	220,761
		38,216,011
Colombia — 0.2%
Cementos Argos SA	11,376	38,811
Grupo Cibest SA	2,627	69,255
Grupo Cibest SA, ADR	1,381	132,742
Grupo de Inversiones Suramericana SA	250	4,776
Interconexion Electrica SA ESP	18,841	166,774
Mineros SA	3,056	17,990
		430,348
Czech Republic — 0.1%
Komercni Banka AS	2,547	130,153
Moneta Money Bank AS	17,013	159,459
		289,612
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	93,059	245,830
Greece — 0.7%
Aegean Airlines SA	4,354	61,560
Aktor SA Holding Co. Technical & Energy Projects(2)	2,451	29,288
Alpha Bank SA	79,849	423,498
Athens International Airport SA	2,481	30,156
Eurobank SA	28,556	151,472
GEK TERNA SA	1,399	75,590
Hellenic Telecommunications Organization SA	2,656	60,954
Jumbo SA	2,572	77,514
LAMDA Development SA(2)	2,181	16,128
National Bank of Greece SA	11,080	216,542
Piraeus Bank SA(2)	26,000	309,347
		1,452,049
Hong Kong — 0.0%
Brii Biosciences Ltd.(2)	28,500	3,336
Central China New Life Ltd.	13,000	504
China Dili Group(2)	6,000	8
China Rare Earth Holdings Ltd.(2)	2,000	3
China South City Holdings Ltd.(1)(2)	122,000	416
China Sunshine Paper Holdings Co. Ltd.(2)	2,000	249
EVA Precision Industrial Holdings Ltd.	6,000	592

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Fu Shou Yuan International Group Ltd.(1)	84,000	$21,218
Jiayuan International Group Ltd.(2)	18,000	23
Jinchuan Group International Resources Co. Ltd.(1)	203,000	259
KWG Living Group Holdings Ltd.(1)(2)	31,000	573
Mobvista, Inc.(2)	3,000	4,162
NH Health(1)(2)	7,500	10
Redco Properties Group Ltd.(2)	10,000	146
Zhuguang Holdings Group Co. Ltd.(2)	2,000	5
		31,504
Hungary — 0.4%
Magyar Telekom Telecommunications PLC	19,539	156,953
OTP Bank Nyrt	3,998	575,043
Richter Gedeon Nyrt	2,255	94,001
		825,997
India — 13.0%
360 ONE WAM Ltd.	2,181	26,898
3M India Ltd.	93	32,539
63 Moons Technologies Ltd.	2,542	20,758
Aarti Pharmalabs Ltd.	98	870
Aavas Financiers Ltd.(2)	2,250	29,758
ABB India Ltd.	766	61,391
Accelya Solutions India Ltd.	256	3,029
Action Construction Equipment Ltd.(2)	844	9,830
Adani Green Energy Ltd.(2)	1,375	17,517
Aditya Birla Capital Ltd.(2)	15,565	66,836
Aditya Birla Fashion & Retail Ltd.(2)	168	92
Aditya Birla Lifestyle Brands Ltd.	30,978	28,172
Aditya Birla Sun Life Asset Management Co. Ltd.	3,433	37,883
Advent Hotels International Ltd.(2)	718	1,045
Affle 3i Ltd.(2)	8	134
AIA Engineering Ltd.	190	8,490
Ajanta Pharma Ltd.	1,835	69,390
Alivus Life Sciences Ltd.	1,731	25,537
Allcargo Global Ltd.(2)	12,708	1,846
Allcargo Logistics Ltd.(2)	12,708	1,592
Allcargo Terminals Ltd.(2)	3,177	862
Alok Industries Ltd.(2)	2,218	198
Amara Raja Energy & Mobility Ltd.	7,002	65,576
Amber Enterprises India Ltd.(2)	859	68,696
Ambika Cotton Mills Ltd.	30	516
Anand Rathi Wealth Ltd.	2,212	51,197
Anant Raj Ltd.	6,179	39,120
Andhra Paper Ltd.	1,875	1,194
Andhra Sugars Ltd.	371	387
Apcotex Industries Ltd.	9	61
Apex Frozen Foods Ltd.	40	159
APL Apollo Tubes Ltd.(2)	2,941	68,582
Apollo Hospitals Enterprise Ltd.	1,556	145,302
Apollo Pipes Ltd.	3,561	23,433
Apollo Tyres Ltd.	14,819	68,334
Aptech Ltd.	2,258	2,173
Aptus Value Housing Finance India Ltd.	7,719	20,149
Arman Financial Services Ltd.(2)	924	19,209

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Arvind Fashions Ltd.	6,392	$30,348
Arvind Ltd.(2)	10,599	61,783
Asahi India Glass Ltd.	3,494	34,940
Ashapura Minechem Ltd.	143	847
Ashok Leyland Ltd.	173,626	319,824
Asian Granito India Ltd.(2)	544	283
Asian Paints Ltd.	8,368	232,595
Associated Alcohols & Breweries Ltd.(2)	285	2,097
Aster DM Quality Care Ltd.	21,920	174,011
Astra Microwave Products Ltd.	1,301	22,760
Astral Ltd.	914	14,599
AstraZeneca Pharma India Ltd.	197	14,380
AU Small Finance Bank Ltd.	15,587	177,670
AurionPro Solutions Ltd.	1,212	9,014
Aurobindo Pharma Ltd.(2)	9,609	173,105
Avadh Sugar & Energy Ltd.	127	1,141
Avenue Supermarts Ltd.(2)	552	22,591
AvenuesAI Ltd.(2)	13,216	2,083
Awfis Space Solutions Ltd.(2)	3,413	9,268
Axis Bank Ltd., GDR	10,066	657,552
Bajaj Auto Ltd.	1,295	165,020
Bajaj Consumer Care Ltd.(2)	4,128	20,529
Bajaj Finance Ltd.	46,335	513,736
Bajaj Finserv Ltd.	4,203	89,101
Bajaj Healthcare Ltd.	2,301	8,065
Bajaj Hindusthan Sugar Ltd.(2)	81,563	19,236
Bajel Projects Ltd.	1,643	3,344
Balaji Amines Ltd.	542	13,215
Balaji Telefilms Ltd.(2)	116	112
Balkrishna Industries Ltd.	1,492	35,692
Balrampur Chini Mills Ltd.	7,692	56,024
Banco Products India Ltd.	461	3,026
Bandhan Bank Ltd.	44,039	75,520
Bank of Baroda	28,452	71,211
BASF India Ltd.	271	10,775
Bata India Ltd.	2,119	15,173
Bayer CropScience Ltd.	750	31,290
BEML Ltd.	2,660	54,046
Berger Paints India Ltd.	1,530	7,984
Best Agrolife Ltd.	6,285	1,133
BF Utilities Ltd.(2)	24	127
Bhansali Engineering Polymers Ltd.	10,475	13,316
Bharat Bijlee Ltd.	971	24,079
Bharat Electronics Ltd.	111,263	483,914
Bharat Forge Ltd.	6,951	153,483
Bharat Heavy Electricals Ltd.	28,271	131,229
Bharat Rasayan Ltd.	36	472
Biocon Ltd.	5,335	23,061
BirlaNu Ltd.	34	514
Birlasoft Ltd.	5,461	16,677
BLS International Services Ltd.	2,730	6,886
Blue Dart Express Ltd.(2)	360	18,619
Blue Star Ltd.	620	9,521

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Bluspring Enterprises Ltd.(2)	2,161	$2,866
Bodal Chemicals Ltd.(2)	231	288
Bombay Dyeing & Manufacturing Co. Ltd.	8,414	10,081
Brigade Enterprises Ltd.	5,970	41,069
Brightcom Group Ltd.(2)	76,861	7,285
Britannia Industries Ltd.	1,964	108,236
BSE Ltd.	12,721	437,742
Butterfly Gandhimathi Appliances Ltd.(2)	2	13
Camlin Fine Sciences Ltd.(2)	1,734	1,867
Can Fin Homes Ltd.	4,319	36,051
Canara Bank	71,303	94,855
Cantabil Retail India Ltd.	55	140
Capacit'e Infraprojects Ltd.(2)	1,314	2,950
Caplin Point Laboratories Ltd.	162	4,282
Carborundum Universal Ltd.	2,547	29,573
Care Ratings Ltd.	319	5,791
Carysil Ltd.	145	1,718
Ceat Ltd.	2,371	85,049
Cemindia Projects Ltd.	7,898	101,486
Central Depository Services India Ltd.	2,495	36,693
Centum Electronics Ltd.	727	26,286
Century Enka Ltd.	40	229
Century Plyboards India Ltd.	1,260	10,014
Cera Sanitaryware Ltd.	121	7,278
CG Power & Industrial Solutions Ltd.	1,647	15,832
Chalet Hotels Ltd.	3,255	30,879
Chemcon Speciality Chemicals Ltd.	474	998
Cholamandalam Financial Holdings Ltd.	1,240	19,326
Cholamandalam Investment & Finance Co. Ltd.	14,136	275,350
CIE Automotive India Ltd.	6,110	25,077
Cipla Ltd.	7,452	110,176
City Union Bank Ltd.	38,498	92,563
CMS Info Systems Ltd.	17,928	45,845
Cochin Shipyard Ltd.	7,236	114,660
Coffee Day Enterprises Ltd.(2)	3,695	1,144
Coforge Ltd.	3,064	63,748
Cohance Lifesciences Ltd.(2)	2,202	10,527
Colgate-Palmolive India Ltd.	2,525	50,303
Computer Age Management Services Ltd.	9,992	81,977
Confidence Petroleum India Ltd.	5,136	4,391
Coromandel International Ltd.	3,801	76,060
Cosmo First Ltd.	1,971	19,227
Craftsman Automation Ltd.	421	49,551
CreditAccess Grameen Ltd.(2)	6,474	92,703
CRISIL Ltd.	399	20,195
Crompton Greaves Consumer Electricals Ltd.	10,526	26,035
CSB Bank Ltd.(2)	5,325	19,183
Cummins India Ltd.	958	51,307
Cyient Ltd.	1,948	23,999
Dabur India Ltd.	6,083	24,326
Dalmia Bharat Refractories Ltd.(2)	3	—
Dalmia Bharat Sugar & Industries Ltd.	176	895
Datamatics Global Services Ltd.	138	1,131

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
DB Corp. Ltd.	3,495	$7,308
DCB Bank Ltd.	4,946	11,311
DCM Shriram Ltd.	2,490	26,580
DCW Ltd.	23,865	11,396
Deepak Nitrite Ltd.	1,139	20,912
DEN Networks Ltd.(2)	481	143
Devyani International Ltd.(2)	13,765	20,035
Digitide Solutions Ltd.(2)	2,161	2,205
Dish TV India Ltd.(2)	43,324	1,246
Dishman Carbogen Amcis Ltd.(2)	1,053	1,972
Divi's Laboratories Ltd.	1,034	102,736
Dixon Technologies India Ltd.	307	47,793
DLF Ltd.	5,848	42,371
D-Link India Ltd.	647	2,999
Dollar Industries Ltd.	80	226
Dr. Lal PathLabs Ltd.	2,779	56,490
Dr. Reddy's Laboratories Ltd., ADR	6,851	83,103
Dredging Corp. of India Ltd.(2)	199	2,300
eClerx Services Ltd.	3,299	68,443
Edelweiss Financial Services Ltd.	20,268	27,056
Eicher Motors Ltd.	1,446	120,743
EIH Ltd.	281	832
Elecon Engineering Co. Ltd.	6,654	28,756
Elgi Equipments Ltd.	12,106	79,662
Emami Ltd.	10,899	41,652
Embassy Developments Ltd.(2)	10,505	6,839
Endurance Technologies Ltd.	1,868	56,303
Engineers India Ltd.	8,267	22,698
Epack Durable Ltd.(2)	5,005	9,831
Epigral Ltd.	1,093	13,803
EPL Ltd.	16,271	44,720
Equitas Small Finance Bank Ltd.(2)	10,360	8,032
Escorts Kubota Ltd.	589	18,513
Eternal Ltd.(2)	38,018	130,797
Eveready Industries India Ltd.	4,637	16,055
Everest Industries Ltd.	196	888
Everest Kanto Cylinder Ltd.(2)	75	85
Excel Industries Ltd.(2)	24	263
Exide Industries Ltd.	14,439	66,703
Fairchem Organics Ltd.	46	326
FDC Ltd.	1,017	3,602
Federal Bank Ltd.	63,205	236,450
FIEM Industries Ltd.	1,002	21,395
Filatex India Ltd.	32,934	25,970
Fine Organic Industries Ltd.	377	20,915
Finolex Cables Ltd.	6,083	79,572
Finolex Industries Ltd.	12,305	20,367
Firstsource Solutions Ltd.	332	922
Five-Star Business Finance Ltd.	9,720	54,543
Force Motors Ltd.	544	99,923
Fortis Healthcare Ltd.	3,119	29,706
Fusion Finance Ltd.(2)	8,396	17,636
Gabriel India Ltd.	5,665	85,570

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Galaxy Surfactants Ltd.	65	$1,540
Ganesh Housing Ltd.	109	888
Ganesha Ecosphere Ltd.	327	3,505
Garden Reach Shipbuilders & Engineers Ltd.	1,194	32,128
Garware Hi-Tech Films Ltd.	1,181	88,467
Gateway Distriparks Ltd.	19,885	11,221
Genus Power Infrastructures Ltd.	942	3,310
Geojit Financial Services Ltd.	339	296
GHCL Textiles Ltd.	2,488	3,516
GIC Housing Finance Ltd.	2,493	3,642
Gillette India Ltd.	233	17,917
GlaxoSmithKline Pharmaceuticals Ltd.	800	25,611
Glenmark Pharmaceuticals Ltd.	10,695	278,529
Global Health Ltd.	1,672	25,967
Globus Spirits Ltd.(2)	434	4,177
GMM Pfaudler Ltd.	3,106	33,983
GMR Airports Ltd.(2)	31,512	30,952
GNA Axles Ltd.	138	782
Godrej Consumer Products Ltd.	1,885	17,828
Godrej Properties Ltd.	986	20,827
Gokaldas Exports Ltd.(2)	3,049	24,937
Gokul Agro Resources Ltd.(2)	10,667	27,304
Goodluck India Ltd.	693	3,374
Greenply Industries Ltd.	546	1,663
GTL Infrastructure Ltd.(2)	37,531	461
Gufic Biosciences Ltd.	77	337
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,509	27,179
Gujarat Pipavav Port Ltd.	15,666	27,551
Gulshan Chemfill Ltd.(2)	157	67
Hathway Cable & Datacom Ltd.(2)	5,258	587
Havells India Ltd.	2,293	29,939
HBL Engineering Ltd.	5,790	39,918
HCL Technologies Ltd.	16,830	231,410
HDFC Asset Management Co. Ltd.	6,256	171,987
HDFC Bank Ltd.	116,382	864,602
HDFC Life Insurance Co. Ltd.	5,721	32,611
HealthCare Global Enterprises Ltd.(2)	1,599	12,315
HEG Ltd.	4,579	35,012
Hero MotoCorp Ltd.	6,570	375,571
HFCL Ltd.	11,203	29,282
HG Infra Engineering Ltd.	1,134	5,832
Himadri Speciality Chemical Ltd., ADR	10,859	75,063
Himatsingka Seide Ltd.	231	168
Hinduja Global Solutions Ltd.(2)	241	1,013
Hindustan Aeronautics Ltd.	4,733	238,579
Hindustan Oil Exploration Co. Ltd.(2)	687	1,169
Hindustan Unilever Ltd.	10,150	209,544
Hindware Home Innovation Ltd.(2)	2,181	4,275
Hitachi Energy India Ltd.	14	4,961
Honda India Power Products Ltd.	209	4,426
Hubtown Ltd.(2)	5,143	9,837
ICICI Bank Ltd.	15,305	233,135
ICICI Bank Ltd., ADR	44,012	1,336,204

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
ICICI Lombard General Insurance Co. Ltd.	2,602	$42,788
ICICI Prudential Life Insurance Co. Ltd.	1,582	8,583
IDFC First Bank Ltd.	135,670	122,365
IFCI Ltd.(2)	33,486	31,479
IIFL Capital Services Ltd.	17,671	62,505
IIFL Finance Ltd.	21,242	144,095
India Glycols Ltd.	3,106	37,410
IndiaMart InterMesh Ltd.	2,588	47,658
Indian Energy Exchange Ltd.	21,547	27,248
Indian Hotels Co. Ltd.	9,404	72,843
Indian Metals & Ferro Alloys Ltd.	35	484
Indian Railway Catering & Tourism Corp. Ltd.	1,720	8,686
Indo Count Industries Ltd.	5,972	29,376
Indo Rama Synthetics India Ltd.(2)	481	333
IndoStar Capital Finance Ltd.(2)	5,181	13,548
Indraprastha Medical Corp. Ltd.	1,432	5,455
IndusInd Bank Ltd.	26,775	285,450
Info Edge India Ltd.	4,907	67,580
Infosys Ltd., ADR	45,318	546,535
Ingersoll Rand India Ltd.	118	6,008
Inox Wind Ltd.(2)	5,270	3,891
Insecticides India Ltd.	135	866
Intellect Design Arena Ltd.	2,922	20,872
IOL Chemicals & Pharmaceuticals Ltd.	1,290	2,622
ION Exchange India Ltd.	1,470	5,608
Ipca Laboratories Ltd.	3,566	73,943
IRB Infrastructure Developers Ltd.	63,196	12,836
ISGEC Heavy Engineering Ltd.	33	274
Jai Corp. Ltd.	1,548	1,600
Jain Irrigation Systems Ltd.(2)	8,727	2,588
Jammu & Kashmir Bank Ltd.(2)	38,758	60,006
Jamna Auto Industries Ltd.	27,896	35,557
Jana Small Finance Bank Ltd.(2)	3,500	19,737
Jindal Poly Films Ltd.	165	1,093
Jio Financial Services Ltd.	41,787	105,813
JK Tyre & Industries Ltd.	6,899	27,465
JM Financial Ltd.	23,843	31,982
Jubilant Foodworks Ltd.	5,365	27,960
Jubilant Pharmova Ltd.	2,724	25,225
Just Dial Ltd.(2)	2,151	16,033
Jyothy Labs Ltd.	831	1,773
Kansai Nerolac Paints Ltd.	8,389	16,969
Karnataka Bank Ltd.	12,460	43,792
Karur Vysya Bank Ltd.	43,513	158,751
KCP Ltd.	7,300	12,790
KEC International Ltd.	6,402	27,971
KEI Industries Ltd.	970	58,429
Kellton Tech Solutions Ltd.(2)	595	88
Kennametal India Ltd.	93	4,299
Kiri Industries Ltd.(2)	1,143	6,366
Kirloskar Brothers Ltd.	1,708	34,080
Kirloskar Oil Engines Ltd.	5,587	123,064
Kitex Garments Ltd.	903	1,203

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kolte-Patil Developers Ltd.(2)	1,063	$4,987
Kotak Mahindra Bank Ltd.	123,457	542,917
KPI Green Energy Ltd.	2,358	7,534
KPIT Technologies Ltd.	3,690	22,651
KPR Mill Ltd.	1,319	16,297
KRBL Ltd.	4,113	18,229
Krishna Institute of Medical Sciences Ltd.(2)	7,855	62,302
KRN Heat Exchanger & Refrigeration Ltd.(2)	1,894	30,830
KSB Ltd.	825	6,992
Kwality Wall's India Ltd.(2)	9,774	4,650
LA Opala RG Ltd.	598	1,089
Lemon Tree Hotels Ltd.(2)	409	456
LG Balakrishnan & Bros Ltd.	984	17,473
LIC Housing Finance Ltd.	22,960	129,722
Lodha Developers Ltd.	2,311	29,065
Lumax Auto Technologies Ltd.	732	15,981
Lupin Ltd.	7,137	163,965
LUX Industries Ltd.	48	609
Maharashtra Scooters Ltd.	179	25,689
Mahindra & Mahindra Financial Services Ltd.	29,206	114,307
Mahindra & Mahindra Ltd.	17,656	608,298
Mahindra Lifespace Developers Ltd.	302	1,160
Mahindra Logistics Ltd.	6,546	26,878
Maithan Alloys Ltd.	69	707
Man Industries India Ltd.(2)	316	2,494
Manali Petrochemicals Ltd.	1,472	1,263
Manappuram Finance Ltd.	54,375	193,972
Marico Ltd.	5,018	43,183
Maruti Suzuki India Ltd.	2,420	344,328
MAS Financial Services Ltd.	6,145	19,652
Mastek Ltd.	113	2,074
Max Financial Services Ltd.(2)	7,489	123,555
Max Healthcare Institute Ltd.	3,221	35,230
Mayur Uniquoters Ltd.	1,297	10,209
Mazagon Dock Shipbuilders Ltd.	1,722	44,799
Meghmani Organics Ltd.(2)	1,526	1,023
Metropolis Healthcare Ltd.	1,872	11,437
Minda Corp. Ltd.	5,159	38,594
Mirza International Ltd.(2)	663	220
Mishra Dhatu Nigam Ltd.	621	2,698
Mold-Tek Packaging Ltd.	61	455
Monte Carlo Fashions Ltd.	87	484
Motherson Sumi Wiring India Ltd.	145,557	56,241
Motilal Oswal Financial Services Ltd.	3,728	40,776
Mphasis Ltd.	5,017	127,693
MRF Ltd.	49	68,765
MSTC Ltd.	182	1,434
Multi Commodity Exchange of India Ltd.	5,925	211,379
Muthoot Finance Ltd.	5,699	177,991
Narayana Hrudayalaya Ltd.	4,268	85,461
Natco Pharma Ltd.	3,355	29,627
National Fertilizers Ltd.	712	526
Navkar Corp. Ltd.(2)	1,587	1,599

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Navneet Education Ltd.	1,113	$1,573
NELCO Ltd.	265	2,647
NESCO Ltd.	779	8,509
Nestle India Ltd.	8,622	135,441
Network18 Media & Investments Ltd.(2)	64,809	18,518
Neuland Laboratories Ltd.	563	136,016
Newgen Software Technologies Ltd.	262	1,452
NHPC Ltd.	51,531	41,483
NIIT Learning Systems Ltd.	4,357	10,377
NIIT Ltd.	525	558
Nippon Life India Asset Management Ltd.	5,288	65,003
Nuvama Wealth Management Ltd.	5,714	105,165
Oberoi Realty Ltd.	2,365	46,336
Olectra Greentech Ltd.	242	3,239
Omaxe Ltd.(2)	298	392
One 97 Communications Ltd.(2)	6,461	116,342
Onesource Specialty Pharma Ltd.(2)	1,868	29,780
OnMobile Global Ltd.(2)	473	250
Optiemus Infracom Ltd.(2)	173	1,042
Oracle Financial Services Software Ltd.	776	102,097
Orient Electric Ltd.	8,140	15,357
Orient Paper & Industries Ltd.(2)	2,680	474
Page Industries Ltd.	218	81,914
Paisalo Digital Ltd.	31,562	22,279
Panama Petrochem Ltd.	251	1,242
Patel Engineering Ltd.(2)	22,887	6,727
PB Fintech Ltd.(2)	1,415	27,846
PC Jeweller Ltd.(2)	30,550	3,521
PDS Ltd.	771	2,978
Pearl Global Industries Ltd.	1,590	41,081
Pennar Industries Ltd.(2)	6,819	11,880
Persistent Systems Ltd.	2,331	136,654
PG Electroplast Ltd.	560	3,410
Phoenix Mills Ltd.	2,286	45,562
PI Industries Ltd.	2,638	65,635
Pidilite Industries Ltd.	1,606	28,449
Piramal Finance Ltd.	4,812	116,145
Piramal Pharma Ltd.(2)	12,559	28,246
Pitti Engineering Ltd.	2,236	25,947
PNB Housing Finance Ltd.	4,528	54,572
Pokarna Ltd.	1,018	9,125
Polycab India Ltd.	286	28,344
Polyplex Corp. Ltd.	991	12,299
Pondy Oxides & Chemicals Ltd.	4,635	24,081
Poonawalla Fincorp Ltd.(2)	9,647	46,943
Power Finance Corp. Ltd.	56,655	199,811
Power Grid Corp. of India Ltd.	111,307	308,032
Power Mech Projects Ltd.	616	16,276
Praj Industries Ltd.	5,232	18,890
Prakash Industries Ltd.	8,059	10,770
Prestige Estates Projects Ltd.	1,612	27,604
Pricol Ltd.	4,014	33,851
Prince Pipes & Fittings Ltd.	312	963

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Procter & Gamble Health Ltd.	2	$121
PSP Projects Ltd.(2)	400	3,680
PVR Inox Ltd.(2)	2,796	35,442
Quess Corp. Ltd.	7,252	29,039
Radico Khaitan Ltd.	866	40,761
Railtel Corp. of India Ltd.	8,959	25,898
Rainbow Children's Medicare Ltd.	2,314	34,339
Rajesh Exports Ltd.(2)	1,830	1,455
Rallis India Ltd.	2,626	5,712
Ramco Systems Ltd.(2)	27	163
Ramky Infrastructure Ltd.(2)	3,646	13,439
Raymond Lifestyle Ltd.	1,248	8,674
Raymond Ltd.(2)	1,561	10,345
Raymond Realty Ltd.	1,561	8,708
RBL Bank Ltd.	41,108	164,019
REC Ltd.	64,363	218,259
Redington Ltd.	20,698	77,763
Redtape Ltd.	2,652	3,454
Relaxo Footwears Ltd.(2)	4,554	17,088
Reliance Industrial Infrastructure Ltd.	30	237
Religare Enterprises Ltd.(2)	7,206	18,341
Repco Home Finance Ltd.	5,814	22,152
Rico Auto Industries Ltd.	5,876	7,992
RITES Ltd.	5,048	11,562
RPG Life Sciences Ltd.	383	10,560
RSWM Ltd.(2)	288	600
Rupa & Co. Ltd.(2)	235	364
Safari Industries India Ltd.	472	7,487
Saksoft Ltd.	653	1,064
SAMHI Hotels Ltd.(2)	16,635	27,249
Sammaan Capital Ltd.(2)	31,531	48,404
Samvardhana Motherson International Ltd.	185,695	332,322
Sandhar Technologies Ltd.	2,807	19,233
Sanghvi Movers Ltd.	3,320	15,930
Sanofi India Ltd.	283	9,279
Sansera Engineering Ltd.	2,407	101,415
Sapphire Foods India Ltd.(2)	8,456	20,792
Satia Industries Ltd.	1,711	1,022
Satin Creditcare Network Ltd.(2)	3,993	9,388
SBFC Finance Ltd.(2)	38,145	39,560
SBI Cards & Payment Services Ltd.	4,415	29,863
SBI Life Insurance Co. Ltd.	2,241	40,932
Schaeffler India Ltd.	307	12,943
Schneider Electric Infrastructure Ltd.(2)	1,980	25,298
SEAMEC Ltd.	1,110	19,500
Seshasayee Paper & Boards Ltd.	951	2,289
Shakti Pumps India Ltd.	294	1,500
Shankara Building Products Ltd.(2)	97	149
Shankara Buildpro Ltd.	97	1,275
Shanthi Gears Ltd.	393	2,168
Shipping Corp. of India Land & Assets Ltd.	3,065	1,276
Shoppers Stop Ltd.(2)	706	2,845
Shriram Finance Ltd.	62,927	732,291

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Siemens Energy India Ltd.	499	$16,905
Siemens Ltd.	1,470	62,124
Siyaram Silk Mills Ltd.	139	822
Siyaram Silk Mills Ltd., Preference Shares(2)	417	44
Siyaram Silk Mills Ltd., Preference Shares(2)	556	58
SJS Enterprises Ltd.	1,288	33,631
SKF India Industrial Ltd.	1,472	46,096
SKF India Ltd.	981	16,031
Sobha Ltd.	1,467	19,343
Som Distilleries & Breweries Ltd.(2)	1,480	1,128
Sona Blw Precision Forgings Ltd.	2,403	20,499
Sonata Software Ltd.	13	40
South Indian Bank Ltd.	16,624	7,960
Southern Petrochemical Industries Corp. Ltd.	22,193	15,762
Spandana Sphoorty Financial Ltd.(2)	269	680
Spandana Sphoorty Financial Ltd.(2)	65	164
Speciality Restaurants Ltd.(2)	716	1,055
SPR Auto Technologies Ltd.	1,362	66,002
SRF Ltd.	893	23,987
State Bank of India, GDR	2,973	325,503
Steel Strips Wheels Ltd.	1,280	4,100
Sterlite Technologies Ltd.(2)	1,461	11,198
STL Networks Ltd.(2)	1,461	432
Stove Kraft Ltd.	129	1,151
Strides Pharma Science Ltd.	3,755	40,432
Sudarshan Chemical Industries Ltd.	2,186	29,084
Sumitomo Chemical India Ltd.	255	1,385
Sun Pharmaceutical Industries Ltd.	12,205	254,150
Sun TV Network Ltd.	8,279	40,505
Sundaram Finance Ltd.	138	6,578
Sundram Fasteners Ltd.	1,507	19,057
Sunflag Iron & Steel Co. Ltd.	4,345	15,506
Sunteck Realty Ltd.	4,389	13,947
Suprajit Engineering Ltd.	837	4,430
Supreme Industries Ltd.	1,844	68,866
Supreme Petrochem Ltd.	3,446	26,383
Suzlon Energy Ltd.(2)	65,532	32,660
Swaraj Engines Ltd.	600	22,477
Syngene International Ltd.	6,238	26,253
Tamil Nadu Newsprint & Papers Ltd.	2,474	3,657
Tamilnad Mercantile Bank Ltd.	3,100	30,350
Tamilnadu Petroproducts Ltd.	713	903
Tanla Platforms Ltd.	5,187	28,824
Tata Communications Ltd.	3,337	60,339
Tata Consultancy Services Ltd.	10,209	256,814
Tata Consumer Products Ltd.	1,886	20,532
Tata Elxsi Ltd.	1,129	42,382
Tata Investment Corp. Ltd.	4,053	27,307
Tata Motors Ltd./new	7,541	37,235
Tata Motors Passenger Vehicles Ltd.	7,121	23,079
Tata Technologies Ltd.	3,015	26,286
Tata Teleservices Maharashtra Ltd.(2)	1,227	497
TCI Express Ltd.	160	920

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
TeamLease Services Ltd.(2)	66	$889
Tech Mahindra Ltd.	11,950	203,981
Technocraft Industries India Ltd.	45	1,549
Tejas Networks Ltd.(2)	62	364
Texmaco Rail & Engineering Ltd.	4,065	4,648
Thanga Mayil Jewellery Ltd.	698	39,640
Thermax Ltd.	827	33,871
Thirumalai Chemicals Ltd.(2)	663	1,113
Thomas Cook India Ltd.	9,872	11,170
Thyrocare Technologies Ltd.	951	6,044
Time Technoplast Ltd.	8,010	15,728
Timken India Ltd.	948	31,335
Tips Music Ltd.	2,580	17,428
Titagarh Rail System Ltd.	4,155	35,663
Titan Co. Ltd.	1,807	96,680
Torrent Pharmaceuticals Ltd.	2,802	149,148
Tourism Finance Corp. of India Ltd.	44,800	65,740
TransIndia Real Estate Ltd.(2)	3,177	897
Transport Corp. of India Ltd.	729	6,645
Trent Ltd.	2,632	79,503
Triveni Turbine Ltd.	2,044	12,406
TSF Investments Ltd.	5,271	22,191
TTK Prestige Ltd.	440	2,700
Tube Investments of India Ltd.	857	24,992
TV Today Network Ltd.	140	168
TVS Motor Co. Ltd.	1,206	54,903
TVS Motor Co. Ltd., Preference Shares(2)	4,824	535
TVS Srichakra Ltd.	149	8,638
TVS Supply Chain Solutions Ltd.(2)	13,217	17,617
Uflex Ltd.	2,752	18,736
Ugar Sugar Works Ltd.	5,572	3,254
Ujjivan Small Finance Bank Ltd.(2)	103,405	74,960
Unichem Laboratories Ltd.(2)	1,194	6,976
Union Bank of India Ltd.	47,643	94,242
United Spirits Ltd.	3,824	59,820
UNO Minda Ltd.	1,747	23,392
UPL Ltd.	19,864	117,183
UTI Asset Management Co. Ltd.	2,118	19,344
VA Tech Wabag Ltd.	485	10,060
Vadilal Industries Ltd.	363	29,254
Vaibhav Global Ltd.	295	678
Valiant Organics Ltd.(2)	107	327
Valor Estate Ltd.(2)	7,177	7,812
Vardhman Textiles Ltd.	4,955	29,745
Varroc Engineering Ltd.	1,311	11,865
Varun Beverages Ltd.	13,850	58,175
Vedant Fashions Ltd.(2)	1,119	6,406
Venky's India Ltd.(2)	65	1,162
Vijaya Diagnostic Centre Ltd.(2)	1,655	26,369
Vinati Organics Ltd.	1,041	14,531
VIP Industries Ltd.(2)	2,951	9,489
Visaka Industries Ltd.	1,090	1,013
Vishnu Chemicals Ltd.	520	3,557

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Viyash Scientific Ltd.(2)	193	$534
VL E-Governance & IT Solutions Ltd.(2)	1,063	116
V-Mart Retail Ltd.	2,464	21,927
Voltamp Transformers Ltd.	388	44,393
Voltas Ltd.	1,427	17,885
VRL Logistics Ltd.	8,491	27,017
Welspun Corp. Ltd.	5,887	147,669
Welspun Enterprises Ltd.	4,869	35,008
Welspun Living Ltd.	11,785	24,229
Westlife Foodworld Ltd.	3,202	19,216
Whirlpool of India Ltd.	1,709	14,408
Windlas Biotech Ltd.	412	4,302
Wipro Ltd., ADR	28,903	53,471
Wonderla Holidays Ltd.	85	479
Yes Bank Ltd.(2)	340,689	81,577
Zee Entertainment Enterprises Ltd.(2)	44,045	43,229
Zee Media Corp. Ltd.(2)	1,302	118
Zen Technologies Ltd.	88	1,642
Zensar Technologies Ltd.	3,573	17,254
Zydus Lifesciences Ltd.	10,316	125,750
		28,726,129
Indonesia — 0.8%
Adaro Andalan Indonesia PT	98,700	60,309
Adi Sarana Armada Tbk. PT	33,000	1,182
Aspirasi Hidup Indonesia Tbk. PT	364,800	7,327
Astra Otoparts Tbk. PT	63,600	12,325
Bank BTPN Syariah Tbk. PT	193,400	10,751
Bank Central Asia Tbk. PT	604,500	220,671
Bank Jago Tbk. PT(2)	5,600	307
Bank KB Indonesia Tbk. PT(2)	53,500	166
Bank Mandiri Persero Tbk. PT	840,900	200,654
Bank Negara Indonesia Persero Tbk. PT	359,800	78,321
Bank Pan Indonesia Tbk. PT	102,300	5,137
Bank Pembangunan Daerah Jawa Timur Tbk. PT	54,800	1,624
Bank Rakyat Indonesia Persero Tbk. PT	1,324,600	242,957
Bank Tabungan Negara Persero Tbk. PT(2)	538,978	37,685
BFI Finance Indonesia Tbk. PT	506,400	26,564
Blue Bird Tbk. PT	36,200	3,332
Buana Lintas Lautan Tbk. PT(2)	267,700	6,720
Bukalapak.com Tbk. PT(2)	1,742,500	10,320
Bumi Serpong Damai Tbk. PT(2)	256,000	9,388
Chandra Asri Pacific Tbk. PT	20,000	2,211
Ciputra Development Tbk. PT	502,100	18,133
Cisarua Mountain Dairy Tbk. PT	70,800	19,309
Clipan Finance Indonesia Tbk. PT	285,800	5,679
Darma Henwa Tbk. PT	2,727,100	67,592
Dharma Polimetal Tbk. PT	126,400	7,304
Elang Mahkota Teknologi Tbk. PT	682,300	19,806
Erajaya Swasembada Tbk. PT	315,000	8,778
Gajah Tunggal Tbk. PT	189,300	14,890
Global Mediacom Tbk. PT(2)	409,300	2,609
GoTo Gojek Tokopedia Tbk. PT(2)	1,442,500	4,070
Indosat Tbk. PT	105,700	14,895

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	399,800	$7,945
Jasa Marga Persero Tbk. PT	133,600	22,309
Kalbe Farma Tbk. PT	502,900	22,254
Kawasan Industri Jababeka Tbk. PT	1,880,200	22,890
Kencana Energi Lestari Tbk. PT	67,700	3,496
Kino Indonesia Tbk. PT	3,900	294
Lippo Cikarang Tbk. PT(2)	19,400	668
Lippo Karawaci Tbk. PT(2)	214,300	749
Map Aktif Adiperkasa PT	1,041,800	42,331
Mark Dynamics Indonesia Tbk. PT	12,800	773
MD Entertainment Tbk. PT(2)	19,140	863
MDS Retailing Tbk. PT	222,300	20,081
Media Nusantara Citra Tbk. PT(2)	802,900	9,058
Medikaloka Hermina Tbk. PT	72,900	2,653
Mitra Keluarga Karyasehat Tbk. PT	3,300	347
Mitra Pinasthika Mustika Tbk. PT	33,100	1,896
Pakuwon Jati Tbk. PT	294,100	4,647
Panin Financial Tbk. PT(2)	465,400	5,878
Petrosea Tbk. PT(2)	200,200	57,170
Puradelta Lestari Tbk. PT	105,100	1,233
Samator Indo Gas Tbk. PT	20,100	3,391
Samudera Indonesia Tbk. PT	335,100	6,049
Sarana Menara Nusantara Tbk. PT	782,700	20,044
Sariguna Primatirta Tbk. PT	200,800	4,625
Steel Pipe Industry of Indonesia PT	19,100	450
Sumber Alfaria Trijaya Tbk. PT	113,300	8,532
Summarecon Agung Tbk. PT	593,500	10,516
Surya Citra Media Tbk. PT	448,800	5,058
Telkom Indonesia Persero Tbk. PT, ADR	18,784	273,871
Temas Tbk. PT	308,500	2,437
Tower Bersama Infrastructure Tbk. PT	38,900	3,216
Unilever Indonesia Tbk. PT	130,800	12,954
Wijaya Karya Persero Tbk. PT(2)	131,100	—
XLSMART Telecom Sejahtera Tbk. PT	402,700	64,020
		1,763,714
Kuwait — 0.6%
Boursa Kuwait Securities Co. KPSC	2,211	21,033
Commercial Real Estate Co. KSC	31,939	19,331
Gulf Bank KSCP	43,539	50,013
Humansoft Holding Co. KSC	5,481	41,486
Integrated Holding Co. KCSC	36,696	47,235
Kuwait Finance House KSCP	132,124	329,156
Kuwait Telecommunications Co.	23,004	45,328
Mabanee Co. KPSC	6,713	21,224
Mobile Telecommunications Co. KSCP	61,281	119,936
National Bank of Kuwait SAKP	175,548	496,330
United Real Estate Co. SAKP(2)	55,441	46,989
Warba Bank KSCP	22,208	19,901
		1,257,962
Malaysia — 1.2%
Aeon Co. M Bhd.	42,800	10,828
AEON Credit Service M Bhd.	1,000	1,395
AFFIN Bank Bhd.	29,504	15,014

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Alliance Bank Malaysia Bhd.	38,882	$47,484
AMMB Holdings Bhd.	107,200	183,547
Ann Joo Resources Bhd.(2)	300	40
Astro Malaysia Holdings Bhd.(2)	35,300	525
Axiata Group Bhd.	123,600	55,812
Bank Islam Malaysia Bhd.	22,800	11,884
Berjaya Food Bhd.(2)	31,108	1,313
Bermaz Auto Bhd.	2,400	545
Bursa Malaysia Bhd.	9,100	19,496
Carlsberg Brewery Malaysia Bhd.	2,500	8,913
CELCOMDIGI Bhd.	86,100	60,246
CIMB Group Holdings Bhd.	150,931	298,070
Cypark Resources Bhd.(2)	24,100	4,150
D&O Green Technologies Bhd.(2)	100	10
Dagang NeXchange Bhd.(2)	275,400	33,097
Dayang Enterprise Holdings Bhd.	5,400	1,910
DRB-Hicom Bhd.	1,700	403
Dufu Technology Corp. Bhd.	2,100	1,395
Eco World Development Group Bhd.	7,800	3,903
Ekovest Bhd.(2)	137,000	6,125
Fraser & Neave Holdings Bhd.	1,000	6,324
Frontken Corp. Bhd.	13,400	16,908
Gamuda Bhd.	114,657	128,290
Greatech Technology Bhd.(2)	2,200	1,412
Hartalega Holdings Bhd.	61,400	14,855
Heineken Malaysia Bhd.	6,200	24,648
Hengyuan Refining Co. Bhd.(2)	10,600	5,170
Hiap Teck Venture Bhd.	7,600	491
Hong Leong Bank Bhd.	11,100	64,739
Hong Leong Capital Bhd.	600	483
Hong Leong Financial Group Bhd.	2,000	9,432
IHH Healthcare Bhd.	23,300	47,700
Inari Amertron Bhd.	14,200	8,977
IOI Properties Group Bhd.	51,400	51,646
Iskandar Waterfront City Bhd.(2)	76,500	4,161
Johor Plantations Group Bhd.	85,500	40,774
Kelington Group Bhd.	36,000	82,008
Kossan Rubber Industries Bhd.	59,000	16,108
KPJ Healthcare Bhd.	83,600	56,052
KSL Holdings Bhd.	26,375	18,816
Lingkaran Trans Kota Holdings Bhd.(2)	10,400	10
Lotte Chemical Titan Holding Bhd.(2)	2,000	162
Mah Sing Group Bhd.	102,000	29,806
Malayan Banking Bhd.	80,500	213,322
Malaysian Pacific Industries Bhd.	7,300	75,196
Malaysian Resources Corp. Bhd.	70,200	5,397
Maxis Bhd.	30,400	28,146
MBSB Bhd.	55,700	8,362
Mieco Bhd.(2)	700	111
Mr. DIY Group M Bhd.	133,000	45,524
Nestle Malaysia Bhd.	1,800	44,710
Pecca Group Bhd.	15,100	4,909
Pentamaster Corp. Bhd.(2)	1,100	1,425

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Perak Transit Bhd.	11,250	$558
Petron Malaysia Refining & Marketing Bhd.	500	416
Press Metal Aluminium Holdings Bhd.	16,800	33,371
Public Bank Bhd.	160,600	197,272
Ranhill Utilities Bhd.(2)	90,125	56,081
RHB Bank Bhd.	66,514	143,291
Scientex Bhd.	3,300	3,027
Shin Yang Group Bhd.	22,500	4,159
Signature International Bhd.	3,300	1,098
Sime Darby Bhd.	135,600	87,415
Sime Darby Property Bhd.	170,100	55,603
Southern Cable Group Bhd.	38,200	23,898
SP Setia Bhd. Group	112,900	23,075
Sunway Bhd.	22,300	28,426
Sunway Healthcare Holdings Bhd., Class B(2)	2,350	1,236
Supermax Corp. Bhd.(2)	79,360	6,407
Swift Haulage Bhd.	2,100	198
Syarikat Takaful Malaysia Keluarga Bhd.	500	393
Telekom Malaysia Bhd.	21,300	40,803
TIME dotCom Bhd.	44,600	66,555
Top Glove Corp. Bhd.	32,000	5,244
UEM Sunrise Bhd.	56,400	8,387
Unisem M Bhd.	5,800	6,391
UWC Bhd.(2)	5,800	9,890
Velesto Energy Bhd.	661,600	40,339
ViTrox Corp. Bhd.	3,600	8,230
VS Industry Bhd.	163,296	9,094
Westports Holdings Bhd.	2,000	3,451
Zetrix Ai Bhd.	176,776	12,923
		2,699,410
Mexico — 1.6%
Alsea SAB de CV(1)	15,739	38,374
America Movil SAB de CV, ADR	11,633	268,024
Arca Continental SAB de CV	3,906	44,811
Banco del Bajio SA	87,477	296,557
Becle SAB de CV(1)	2,371	2,028
Bolsa Mexicana de Valores SAB de CV	8,854	20,259
Coca-Cola Femsa SAB de CV(1)	4,880	54,257
Corp. Inmobiliaria Vesta SAB de CV	35,507	122,378
Fomento Economico Mexicano SAB de CV, ADR	1,426	171,705
Genomma Lab Internacional SAB de CV, Class B	39,113	30,307
Gentera SAB de CV(1)	116,449	278,577
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,532	152,128
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	918	189,145
Grupo Aeroportuario del Sureste SAB de CV, ADR(1)	303	77,723
Grupo Bimbo SAB de CV, Series A(1)	9,807	34,187
Grupo Comercial Chedraui SA de CV	3,517	18,441
Grupo Financiero Banorte SAB de CV, Class O	60,394	684,762
Grupo Financiero Inbursa SAB de CV, Class O(1)	24,092	62,752
Grupo Mexico SAB de CV, Series B	19,816	271,174
Grupo Televisa SAB, ADR(2)	25,834	71,044
Grupo Traxion SAB de CV(1)(2)	23,646	15,971
Kimberly-Clark de Mexico SAB de CV, A Shares	50,062	117,464

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
La Comer SAB de CV	37,717	$71,012
Megacable Holdings SAB de CV	25,120	76,795
Nemak SAB de CV(2)	157,215	28,120
Orbia Advance Corp. SAB de CV(2)	44,850	56,101
Promotora y Operadora de Infraestructura SAB de CV	9,443	145,397
Qualitas Controladora SAB de CV	8,469	76,451
Regional SAB de CV	7,012	58,158
Wal-Mart de Mexico SAB de CV(1)	44,451	123,626
		3,657,728
Peru — 0.4%
Credicorp Ltd.	1,364	499,742
Intercorp Financial Services, Inc.	169	9,231
Southern Copper Corp.	1,387	289,797
		798,770
Philippines — 0.3%
Apex Mining Co., Inc.	183,100	46,885
Ayala Land, Inc.	118,200	29,386
Bank of the Philippine Islands	17,758	28,489
BDO Unibank, Inc.	44,706	83,097
Century Pacific Food, Inc.	1,600	833
Converge Information & Communications Technology Solutions, Inc.	74,100	10,814
Globe Telecom, Inc.	486	12,720
GT Capital Holdings, Inc.	3,500	26,726
International Container Terminal Services, Inc.	16,680	236,551
JG Summit Holdings, Inc.	67,500	23,004
Jollibee Foods Corp.	10,040	24,169
LT Group, Inc.	22,800	5,563
Manila Water Co., Inc.	61,500	34,336
Megaworld Corp.	433,000	15,227
Metropolitan Bank & Trust Co.	61,620	65,922
Monde Nissin Corp.	25,900	2,827
PLDT, Inc., ADR	1,240	22,146
Puregold Price Club, Inc.	38,200	25,179
Robinsons Land Corp.	51,000	13,927
Security Bank Corp.	3,640	3,728
SM Investments Corp.	1,320	11,753
SM Prime Holdings, Inc.	71,600	20,506
Wilcon Depot, Inc.	22,700	2,147
		745,935
Poland — 1.3%
Alior Bank SA	7,883	279,358
Allegro.eu SA(2)	4,854	59,288
AmRest Holdings SE	2,608	7,424
Asseco Poland SA	607	39,021
Bank Handlowy w Warszawie SA	1,444	45,792
Bank Millennium SA(2)	39,621	215,189
Bank Polska Kasa Opieki SA	4,867	338,722
Benefit Systems SA(2)	139	202,820
Budimex SA	250	47,692
CD Projekt Red SA(2)	799	50,182
Cyfrowy Polsat SA(2)	883	3,770
Diagnostyka SA	686	31,024
Dino Polska SA(2)	7,423	71,633

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Erste Bank Polska SA	201	$38,857
KRUK SA	234	25,087
LPP SA	21	117,372
mBank SA(2)	249	91,093
Modivo SA(1)(2)	2,151	50,038
Orange Polska SA	59,523	218,440
Pepco Group NV	9,215	107,024
Powszechna Kasa Oszczednosci Bank Polski SA	9,291	284,095
Powszechny Zaklad Ubezpieczen SA	9,128	181,575
TEN Square Games SA	36	1,010
Text SA	490	5,612
Warsaw Stock Exchange	153	4,002
XTB SA	5,359	265,051
		2,781,171
Qatar — 0.4%
Barwa Real Estate Co.	141,414	89,728
Commercial Bank PSQC	74,957	86,449
Doha Bank QPSC	75,375	54,443
Mannai Corp. QSC	13,486	19,076
Ooredoo QPSC	41,919	145,647
Qatar Islamic Bank QPSC	13,972	83,233
Qatar National Bank QPSC	78,469	359,799
United Development Co. QSC	202,278	44,619
		882,994
Saudi Arabia — 2.2%
Al Majed for Oud Co.	1,336	43,675
Al Rajhi Bank	29,882	532,526
Alinma Bank	27,064	184,098
Almunajem Foods Co.	2,844	46,585
Arab National Bank	45,033	266,942
Arabian Centres Co.	10,944	47,083
Arabian Mills for Food Products Co.	1,565	17,555
Arabian Pipes Co.	31,448	44,511
Arriyadh Development Co.	4,201	17,668
Bank AlBilad	23,581	163,442
Bank Al-Jazira	33,718	107,159
Banque Saudi Fransi	46,001	265,761
Bupa Arabia for Cooperative Insurance Co.	1,335	55,026
Catrion Catering Holding Co.	1,004	19,185
Co. for Cooperative Insurance	2,522	91,240
Dar Al Arkan Real Estate Development Co.(2)	12,758	71,410
Dr. Sulaiman Al Habib Medical Services Group Co.	620	38,407
Etihad Etisalat Co.	11,681	207,233
Fourth Milling Co.	43,851	47,020
Jabal Omar Development Co.(2)	27,122	132,155
Jahez International Co.(2)	13,425	47,158
Jarir Marketing Co.	30,546	140,463
Mobile Telecommunications Co. Saudi Arabia	36,521	100,559
Rasan Information Technology Co.(2)	1,188	43,230
Riyad Bank	66,024	365,842
Saudi Awwal Bank	36,990	335,330
Saudi Investment Bank	25,765	99,622
Saudi Manpower Solutions Co.	29,325	45,289

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Saudi National Bank	39,350	$450,610
Saudi Public Transport Co.(2)	16,698	52,974
Saudi Telecom Co.	59,027	700,916
Saudia Dairy & Foodstuff Co.	831	45,087
Sustained Infrastructure Holding Co.	5,291	56,605
United International Transportation Co.	5,444	45,960
		4,928,326
South Africa — 3.2%
Absa Group Ltd.	23,188	329,322
AECI Ltd.	10,571	66,869
Aspen Pharmacare Holdings Ltd.	12,162	119,514
Astral Foods Ltd.	159	1,933
AVI Ltd.	13,618	72,134
Bid Corp. Ltd.	3,540	98,837
Capitec Ltd.	930	268,736
Clicks Group Ltd.	5,993	73,986
Coronation Fund Managers Ltd.	15,963	43,261
DataTec Ltd.	16,921	83,499
Dis-Chem Pharmacies Ltd.(1)	21,561	38,151
Discovery Ltd.	7,063	113,435
E Media Holdings Ltd.	7,648	763
FirstRand Ltd.	46,296	274,045
Fortress Real Estate Investments Ltd., Class B	38,031	56,441
Foschini Group Ltd.	16,198	51,430
Gold Fields Ltd., ADR	15,182	703,989
Grindrod Ltd.	40,454	61,615
Impala Platinum Holdings Ltd.	24,663	345,052
Investec Ltd.	4,720	40,652
JSE Ltd.	2,821	27,514
Kumba Iron Ore Ltd.(1)	2,049	30,466
Life Healthcare Group Holdings Ltd.	32,928	24,297
Merafe Resources Ltd.	32,945	3,021
Momentum Group Ltd.	85,018	213,773
Motus Holdings Ltd.	8,735	58,313
Mr. Price Group Ltd.	9,285	93,848
MTN Group Ltd.	43,702	512,546
Naspers Ltd., N Shares	3,913	191,631
Nedbank Group Ltd.	11,232	205,276
NEPI Rockcastle NV(2)	18,558	175,624
Netcare Ltd.	81,861	91,459
Ninety One Ltd.	11,237	30,954
Northam Platinum Holdings Ltd.	10,348	187,871
Nutun Ltd.(2)	2,107	113
Oceana Group Ltd.	71	277
Old Mutual Ltd.	226,087	182,776
Omnia Holdings Ltd.	9,317	57,404
OUTsurance Group Ltd.	18,753	101,777
Pepkor Holdings Ltd.	16,083	19,659
Pick n Pay Stores Ltd.(1)(2)	10,029	11,949
PPC Ltd.	125,432	56,978
PSG Financial Services Ltd.	9,043	17,991
Raubex Group Ltd.	11,616	29,833
Remgro Ltd.	18,929	227,668

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Reunert Ltd.	2,384	$8,242
Sanlam Ltd.	22,602	121,582
Santam Ltd.	1,596	41,097
Sappi Ltd.(2)	11,060	10,164
Shoprite Holdings Ltd.	8,710	166,452
Sibanye Stillwater Ltd., ADR	40,819	483,705
Standard Bank Group Ltd.	19,743	388,963
Super Group Ltd.(2)	37,539	41,783
Telkom SA SOC Ltd.	26,678	91,502
Tiger Brands Ltd.	4,870	81,309
Truworths International Ltd.	12,280	34,812
Valterra Platinum Ltd.	2,321	198,338
Vodacom Group Ltd.	14,018	129,893
Woolworths Holdings Ltd.	542	1,448
Zeda Ltd.	6,708	6,372
		7,202,344
South Korea — 21.1%
Aekyung Chemical Co. Ltd.	845	6,791
Aekyung Industrial Co. Ltd.	22	191
Agabang & Co.(2)	104	332
Ahnlab, Inc.	19	820
Aju IB Investment Co. Ltd.	40	98
Alteogen, Inc.	213	47,919
Amorepacific Corp.	434	46,626
Amorepacific Holdings Corp.	734	14,605
APR Corp.	448	151,707
BGF Co. Ltd.	183	525
BGF retail Co. Ltd.	552	59,568
BH Co. Ltd.	1,308	17,343
Binggrae Co. Ltd.	522	34,514
BNK Financial Group, Inc.	13,330	147,850
Byucksan Corp.	247	260
C&C International Co. Ltd.(2)	137	2,278
Celltrion, Inc.	1,021	141,070
Cheil Worldwide, Inc.	4,502	63,108
Cheryong Electric Co. Ltd.	359	12,416
CJ CGV Co. Ltd.(2)	3,809	15,134
CJ CheilJedang Corp.	436	59,331
CJ ENM Co. Ltd.(2)	1,019	25,227
CJ Logistics Corp.	713	38,193
Classys, Inc.	220	5,432
Com2uSCorp	75	1,887
Coreana Cosmetics Co. Ltd.(2)	63	65
Cosmax, Inc.	362	79,352
CosmoAM&T Co. Ltd.(2)	66	1,989
Coway Co. Ltd.	3,292	232,914
CS Wind Corp.(2)	1,232	43,871
Cuckoo Homesys Co. Ltd.	229	3,970
Daeduck Electronics Co. Ltd.	1,730	141,250
Daewoong Co. Ltd.	334	4,400
Danal Co. Ltd.(2)	122	471
Daou Data Corp.	1,042	15,301
DB HiTek Co. Ltd.	1,945	134,103

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
DB Insurance Co. Ltd.	2,571	$339,223
DI Dong Il Corp.	479	9,676
DL E&C Co. Ltd.	1,079	56,587
DN Automotive Corp.	430	14,822
Dong-A Socio Holdings Co. Ltd.(2)	162	11,146
DongKook Pharmaceutical Co. Ltd.	41	666
Dongwha Enterprise Co. Ltd.(2)	1,097	6,219
Dongwon Development Co. Ltd.	33	53
Doosan Bobcat, Inc.	1,094	49,643
Doosan Co. Ltd.	6	5,491
Doosan Enerbility Co. Ltd.(2)	2,829	169,468
Doosan Fuel Cell Co. Ltd.(2)	689	22,584
DoubleUGames Co. Ltd.(2)	272	11,615
Dreamtech Co. Ltd.	427	1,795
Ecopro BM Co. Ltd.	38	3,341
Ecopro HN Co. Ltd.	72	1,328
E-MART, Inc.	1,117	60,512
Eo Technics Co. Ltd.	220	64,650
Eugene Technology Co. Ltd.	90	8,698
F&F Co. Ltd.	734	35,839
FutureCore Co. Ltd.(2)	4	1
Genexine, Inc.(2)	113	219
GOLFZON Co. Ltd.	202	5,340
GS P&L Co. Ltd.	232	7,424
GS Retail Co. Ltd.	1,031	19,820
Hana Financial Group, Inc.	9,268	920,818
Hana Tour Service, Inc.	324	7,709
Handsome Co. Ltd.	153	1,767
Hanjin Logistics Corp.	134	1,460
Hankook & Co. Co. Ltd.	1,873	33,573
Hankook Tire & Technology Co. Ltd.	4,160	201,944
Hanmi Semiconductor Co. Ltd.	887	141,537
Hanon Systems(2)	11,938	30,523
Hansae Co. Ltd.	851	5,548
Hansol Chemical Co. Ltd.	383	57,633
Hansol Technics Co. Ltd.	4,752	23,590
Hanssem Co. Ltd.(2)	358	10,255
Hanwha Engine Co. Ltd.(2)	2,425	83,726
Hanwha Galleria Corp.(2)	853	1,270
Hanwha General Insurance Co. Ltd.(2)	3,225	19,799
Hanwha Investment & Securities Co. Ltd.(2)	5,448	19,525
Hanwha Life Insurance Co. Ltd.(2)	13,083	54,943
Hanwha Solutions Corp.(2)	3,151	77,663
Hanwha Systems Co. Ltd.	548	29,153
Hanwha Vision Co. Ltd.(2)	466	16,927
HD Construction Equipment Co. Ltd.	670	65,020
HD Hyundai Electric Co. Ltd.	687	389,725
HD-Hyundai Marine Engine(2)	1,152	43,685
Helixmith Co. Ltd.(2)	119	270
Hite Jinro Co. Ltd.	2,421	27,490
HL Holdings Corp.(2)	51	1,520
HL Mando Co. Ltd.	1,516	57,178
HMM Co. Ltd.	4,593	71,831

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Hotel Shilla Co. Ltd.(2)	815	$26,217
HPSP Co. Ltd.	1,080	39,347
HS Hyosung Advanced Materials Corp.	224	29,366
HS Hyosung Corp.	15	524
Hugel, Inc.(2)	52	9,568
Humedix Co. Ltd.(2)	72	1,373
Hwaseung Enterprise Co. Ltd.	36	79
HYBE Co. Ltd.(2)	139	18,182
Hyosung Chemical Corp.(2)	3	127
Hyosung Corp.	867	105,136
Hyosung Heavy Industries Corp.	93	199,896
Hyosung TNC Corp.	312	80,807
Hyundai Autoever Corp.	262	80,205
HYUNDAI Corp.	447	8,361
Hyundai Department Store Co. Ltd.	1,499	104,322
Hyundai Elevator Co. Ltd.	416	22,533
Hyundai Engineering & Construction Co. Ltd.	1,996	178,859
Hyundai Futurenet Co. Ltd.	86	209
Hyundai GF Holdings	881	7,691
Hyundai Glovis Co. Ltd.	2,118	319,715
Hyundai Green Food	269	3,712
Hyundai Marine & Fire Insurance Co. Ltd.(2)	2,661	98,842
Hyundai Motor Co.	2,817	829,013
Hyundai Rotem Co. Ltd.	2,210	219,122
Hyundai Wia Corp.	1,815	79,594
Iljin Electric Co. Ltd.	974	50,339
iM Financial Group Co. Ltd.	8,428	113,753
iMarketKorea, Inc.	319	1,927
Industrial Bank of Korea	7,623	115,155
Innocean Worldwide, Inc.	1,147	16,055
Innox Advanced Materials Co. Ltd.	492	7,628
Insun ENT Co. Ltd.(2)	304	690
Interflex Co. Ltd.(2)	83	373
INTOPS Co. Ltd.	605	7,972
iNtRON Biotechnology, Inc.(2)	184	376
IPARK Hyundai Development Co., E Shares	2,365	40,370
IS Dongseo Co. Ltd.(2)	786	9,208
ISU Chemical Co. Ltd.(2)	305	2,710
ISU Specialty Chemical(2)	1,190	60,531
IsuPetasys Co. Ltd.	2,050	169,476
JB Financial Group Co. Ltd.	5,346	110,523
Jusung Engineering Co. Ltd.	1,729	221,814
JYP Entertainment Corp.	1,001	29,103
K Car Co. Ltd.	629	2,923
Kakao Corp.	2,178	58,024
Kakao Games Corp.(2)	78	501
KakaoBank Corp.	1,860	29,639
Kakaopay Corp.(2)	897	30,324
KB Financial Group, Inc., ADR	7,934	990,084
KC Co. Ltd.	71	2,115
KC Tech Co. Ltd.	77	3,818
KCC Corp.	202	69,432
KCC Glass Corp.(2)	147	2,709

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
KEPCO Engineering & Construction Co., Inc.	21	$1,777
KEPCO Plant Service & Engineering Co. Ltd.	643	21,459
KG Eco Solution Co. Ltd.	1,102	4,515
KH Vatec Co. Ltd.	267	2,067
Kia Corp.	8,231	785,142
KIWOOM Securities Co. Ltd.	427	86,028
Koh Young Technology, Inc.	681	14,085
Kolmar Korea Co. Ltd.(2)	317	37,054
Kolon Industries, Inc.	850	36,835
KONA I Co. Ltd.(2)	775	22,333
Korea Investment Holdings Co. Ltd.	2,084	291,100
Korea Petrochemical Ind Co. Ltd.	241	16,895
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,386
Korean Air Lines Co. Ltd.	4,073	83,202
Korean Reinsurance Co.	8,007	83,594
Krafton, Inc.(2)	442	73,153
KT Corp.	1,216	47,471
KT Skylife Co. Ltd.	319	958
Kum Yang Co. Ltd.(2)	480	—
Kumho Petrochemical Co. Ltd.	488	45,387
Kumho Tire Co., Inc.(2)	8,166	43,819
Kyung Dong Navien Co. Ltd.	478	21,825
LEENO Industrial, Inc.	1,575	76,319
LF Corp.	203	3,443
LG Display Co. Ltd., ADR(2)	28,860	97,835
LG Electronics, Inc.	7,198	1,130,555
LG Energy Solution Ltd.(2)	263	72,464
LG H&H Co. Ltd.	215	49,120
LG Innotek Co. Ltd.	874	406,624
LG Uplus Corp.	14,668	160,350
LOGEN Co. Ltd.(2)	408	454
Lotte Chemical Corp.	356	15,332
Lotte Chilsung Beverage Co. Ltd.	286	20,845
LOTTE Fine Chemical Co. Ltd.	1,210	42,091
LOTTE Himart Co. Ltd.(2)	6	28
Lotte Innovate Co. Ltd.	27	366
Lotte Rental Co. Ltd.	1,439	49,726
Lotte Shopping Co. Ltd.	514	39,855
Lotte Wellfood Co. Ltd.	117	12,447
LS Corp.	194	43,894
LS Electric Co. Ltd.	906	136,343
LVMC Holdings(2)	3,944	3,631
LX Hausys Ltd.(2)	49	1,240
LX Semicon Co. Ltd.	779	20,764
Maeil Dairies Co. Ltd.	36	919
Mcnex Co. Ltd.	268	4,085
MegaStudyEdu Co. Ltd.	330	8,678
Meritz Financial Group, Inc.(2)	3,251	289,789
Mirae Asset Securities Co. Ltd.	7,125	179,288
Misto Holdings Corp.	1,238	37,840
NAVER Corp.	1,332	210,544
NC Corp.	179	29,317
Neowiz(2)	704	9,319

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Netmarble Corp.	637	$17,517
Nexen Tire Corp.	499	2,337
NH Investment & Securities Co. Ltd.	5,514	106,492
NHN Corp.(2)	602	32,604
NHN KCP Corp.	879	9,754
NICE Information Service Co. Ltd.	459	5,373
OCI Holdings Co. Ltd.	1,277	257,465
Otoki Corp.	108	26,556
Pan Ocean Co. Ltd.	10,419	43,059
Partron Co. Ltd.	1,043	4,180
Pearl Abyss Corp.(2)	43	992
PharmaResearch Co. Ltd.	43	13,371
PI Advanced Materials Co. Ltd.	615	8,998
Pond Group Co. Ltd.	418	1,635
PSK, Inc.	981	90,910
Pulmuone Co. Ltd.	21	151
RFHIC Corp.(2)	31	1,058
S&S Tech Corp.	167	5,037
S-1 Corp.	622	37,107
Sam Young Electronics Co. Ltd.	51	459
Samsung Biologics Co. Ltd.(2)	78	86,475
Samsung C&T Corp.	860	234,001
Samsung Electro-Mechanics Co. Ltd.	1,257	1,325,663
Samsung Electronics Co. Ltd., GDR	2,553	11,872,041
Samsung Episholdings Co. Ltd.(2)	42	11,864
Samsung Fire & Marine Insurance Co. Ltd.	978	473,387
Samsung Heavy Industries Co. Ltd.(2)	33,947	515,846
Samsung Life Insurance Co. Ltd.	884	196,489
Samsung SDI Co. Ltd.(2)	520	218,244
Samsung SDS Co. Ltd.	598	104,446
Samsung Securities Co. Ltd.	3,730	238,447
Samwha Capacitor Co. Ltd.	47	3,830
SD Biosensor, Inc.(2)	1,269	5,665
SeAH Steel Corp.	233	23,622
Sebang Co. Ltd.	290	2,861
Sebang Global Battery Co. Ltd.	282	13,990
Seegene, Inc.	882	21,628
Seobu T&D(2)	1,016	8,254
Seojin System Co. Ltd.(2)	300	8,512
SFA Engineering Corp.	338	5,903
SFA Semicon Co. Ltd.(2)	644	2,665
Shinhan Financial Group Co. Ltd., ADR	10,356	819,885
Shinsegae International, Inc.	226	1,785
Shinsegae, Inc.	661	199,270
SK Biopharmaceuticals Co. Ltd.(2)	295	18,821
SK Bioscience Co. Ltd.(2)	159	4,461
SK Chemicals Co. Ltd.	298	11,560
SK Eternix Co. Ltd.(2)	568	22,768
SK Hynix, Inc.	11,579	14,013,920
SK IE Technology Co. Ltd.(2)	301	3,553
SK Networks Co. Ltd.	4,678	22,374
SK Telecom Co. Ltd., ADR	3,511	134,787
SL Corp.	1,197	46,432

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
SM Entertainment Co. Ltd.	170	$9,277
SNT Dynamics Co. Ltd.	1,015	21,697
ST Pharm Co. Ltd.	36	2,770
STIC Investments, Inc.(2)	42	261
Studio Dragon Corp.(2)	518	8,468
Sun Kwang Co. Ltd.	52	792
Sungwoo Hitech Co. Ltd.	1,622	7,158
Taewoong Co. Ltd.(2)	105	2,381
Taihan Cable & Solution Co. Ltd.(2)	304	6,491
TES Co. Ltd.	1,635	168,892
TKG Huchems Co. Ltd.	432	5,182
Value Added Technology Co. Ltd.	33	453
Vidente Co. Ltd.(2)	312	—
VT Co. Ltd.(2)	910	8,587
Webzen, Inc.	98	801
WONIK IPS Co. Ltd.	501	40,474
Wonik QnC Corp.	562	10,719
Woongjin Thinkbig Co. Ltd.	1,359	1,266
Woori Financial Group, Inc.	22,247	545,273
Woori Technology Investment Co. Ltd.(2)	1,267	5,596
W-Scope Chungju Plant Co. Ltd.(2)	317	2,274
YG Entertainment, Inc.	232	6,959
Youngone Corp.	1,572	82,890
Youngone Holdings Co. Ltd.	418	51,407
Yuhan Corp.	428	26,184
Zinus, Inc.	262	1,386
		46,693,257
Taiwan — 28.1%
Abico Avy Co. Ltd.	10,659	15,373
Ability Enterprise Co. Ltd.	1,119	2,420
AcBel Polytech, Inc.(2)	1,299	1,837
Accton Technology Corp.	10,000	640,226
Acer, Inc.	48,000	47,649
ACES Electronic Co. Ltd.	13,654	59,808
Acon Holding, Inc.(2)	5,000	800
Acter Group Corp. Ltd.	4,000	108,921
Advanced International Multitech Co. Ltd.	4,000	6,376
Advanced Wireless Semiconductor Co.(2)	5,000	18,603
Advancetek Enterprise Co. Ltd.(2)	19,000	17,541
Advantech Co. Ltd.(2)	1,099	23,422
AIC, Inc.	1,000	19,007
Allied Supreme Corp.	1,000	6,690
Alltek Technology Corp.	22,134	32,011
Alltop Technology Co. Ltd.	1,000	8,951
Alpha Networks, Inc.(2)	8,000	7,186
Altek Corp.	23,561	29,333
Amazing Microelectronic Corp.	3,040	7,649
Ambassador Hotel	6,000	8,399
Ampak Technology, Inc.	2,000	3,965
Ampire Co. Ltd.	1,000	774
AMPOC Far-East Co. Ltd.	5,540	31,366
AmTRAN Technology Co. Ltd.	24,629	32,798
Anpec Electronics Corp.(2)	1,000	9,207

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Aopen, Inc.	1,000	$1,782
Apacer Technology, Inc.	1,000	7,167
Apex International Co. Ltd.(2)	2,467	3,137
Arcadyan Technology Corp.(2)	9,000	44,798
Ardentec Corp.	39,000	280,273
Argosy Research, Inc.	1,000	4,304
ASE Technology Holding Co. Ltd., ADR	25,110	927,814
Asia Optical Co., Inc.	6,000	27,029
Asia Polymer Corp.	9,000	4,088
Asia Vital Components Co. Ltd.	6,382	688,843
Asustek Computer, Inc.	10,000	314,802
AUO Corp.(1)	137,600	115,644
AURAS Technology Co. Ltd.	1,000	39,413
Avermedia Technologies	1,000	1,379
Axiomtek Co. Ltd.	4,000	15,496
Azurewave Technologies, Inc.	12,000	19,073
Bafang Yunji International Co. Ltd.	1,050	6,025
Bank of Kaohsiung Co. Ltd.	62,336	23,284
BenQ Materials Corp.	3,000	2,420
Bioteque Corp.	1,000	3,592
Bizlink Holding, Inc.	3,029	206,945
Brillian Network & Automation Integrated System Co. Ltd.	2,000	22,757
Capital Securities Corp.	63,336	61,888
Career Technology MFG. Co. Ltd.(2)	10,000	5,593
Catcher Technology Co. Ltd.	14,000	91,992
Cathay Financial Holding Co. Ltd.	219,611	765,422
Cenra, Inc.	1,000	1,096
Center Laboratories, Inc.	2,424	2,387
Central Reinsurance Co. Ltd.	13,000	18,960
Chailease Holding Co. Ltd.	23,637	87,131
Chang Hwa Commercial Bank Ltd.	134,311	106,482
Chang Wah Electromaterials, Inc.	3,000	4,747
Chang Wah Technology Co. Ltd.	1,000	2,250
Channel Well Technology Co. Ltd.	17,000	27,803
CHC Healthcare Group	7,000	5,672
CHC Resources Corp.	5,000	9,930
Chenbro Micom Co. Ltd.	3,000	91,673
Cheng Mei Materials Technology Corp.(2)	30,892	20,617
Cheng Shin Rubber Industry Co. Ltd.	54,000	52,634
Cheng Uei Precision Industry Co. Ltd.	6,000	8,506
Chenming Electronic Technology Corp.	6,000	16,572
Chicony Electronics Co. Ltd.	15,000	50,368
Chicony Power Technology Co. Ltd.	7,000	17,434
China Bills Finance Corp.	11,000	5,722
China Container Terminal Corp.	1,000	715
China General Plastics Corp.	3,000	1,187
China Man-Made Fiber Corp.(2)	47,000	16,167
China Metal Products	10,000	7,252
China Motor Corp.	4,000	6,804
China Steel Chemical Corp.	1,000	2,714
China Wire & Cable Co. Ltd.	1,000	963
Chinese Maritime Transport Ltd.	2,000	3,813
Chin-Poon Industrial Co. Ltd.	13,000	17,983

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Chipbond Technology Corp.	13,000	$71,961
ChipMOS Technologies, Inc.(2)	23,000	64,272
Chlitina Holding Ltd.(2)	1,000	2,652
Chong Hong Development Co. Ltd.	6,387	15,177
Chroma ATE, Inc.	9,000	556,306
Chunghwa Chemical Synthesis & Biotech Co. Ltd.(2)	1,000	1,133
Chunghwa Precision Test Tech Co. Ltd.	1,000	89,610
Chunghwa Telecom Co. Ltd., ADR	1,765	76,266
Cleanaway Co. Ltd.	20,000	16,886
Clevo Co.	10,000	15,044
CMC Magnetics Corp.	21,400	7,378
Collins Co. Ltd.	1,000	435
Compal Electronics, Inc.	68,000	86,438
Compeq Manufacturing Co. Ltd.	38,043	297,742
Concord International Securities Co. Ltd.	18,828	21,199
Concord Securities Co. Ltd.	54,450	36,384
Contrel Technology Co. Ltd.	6,000	18,913
Coremax Corp.	2,000	5,519
Coretronic Corp.(2)	10,000	26,532
Co-Tech Development Corp.	6,000	102,197
Creative Sensor, Inc.	5,400	7,080
CSBC Corp. Taiwan(2)	1,000	608
CTBC Financial Holding Co. Ltd.	388,000	791,514
CyberPower Systems, Inc.	2,000	16,007
Da-Li Development Co. Ltd.	7,188	10,674
Darfon Electronics Corp.	6,000	5,884
Darwin Precisions Corp.	900	360
Daxin Materials Corp.	3,000	27,938
Delpha Construction Co. Ltd.	1,000	592
Delta Electronics, Inc.	6,000	348,089
Depo Auto Parts Ind Co. Ltd.	6,000	26,169
Dimerco Data System Corp.(2)	4,000	11,741
Dimerco Express Corp.	6,300	15,495
D-Link Corp.(2)	3,000	1,881
Dynamic Holding Co. Ltd.	13,220	50,170
Dynapack International Technology Corp.	7,000	85,228
E Ink Holdings, Inc.	1,000	4,931
E.Sun Financial Holding Co. Ltd.	275,410	345,147
Eastech Holding Ltd.	6,000	11,421
Eclat Textile Co. Ltd.	4,000	38,948
Edom Technology Co. Ltd.	2,000	3,461
Elan Microelectronics Corp.	4,000	17,088
Elite Advanced Laser Corp.	2,000	40,719
Elite Material Co. Ltd.	5,000	863,802
Elitegroup Computer Systems Co. Ltd.(2)	11,000	6,794
eMemory Technology, Inc.	1,000	75,669
Emerging Display Technologies Corp.	1,000	637
Ennostar, Inc.(2)	28,000	54,342
Eson Precision Ind Co. Ltd.	5,000	14,209
Eternal Materials Co. Ltd.	25,040	65,099
Evergreen International Storage & Transport Corp.	14,000	23,254
Evergreen Marine Corp. Taiwan Ltd.	30,800	226,781
EVERGREEN Steel Corp.	7,000	18,225

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Everlight Chemical Industrial Corp.(2)	18,000	$24,570
Everlight Electronics Co. Ltd.(2)	15,000	31,249
Excelsior Medical Co. Ltd.	6,274	14,079
Far Eastern Department Stores Ltd.	42,000	29,585
Far Eastern International Bank	91,835	39,085
Far Eastern New Century Corp.	79,000	70,633
Far EasTone Telecommunications Co. Ltd.(2)	24,934	79,377
Faraday Technology Corp.	3,000	16,551
Farglory F T Z Investment Holding Co. Ltd.	2,423	3,941
Farglory Land Development Co. Ltd.	11,000	21,399
Favite, Inc.(2)	5,000	13,828
Feedback Technology Corp.	1,080	7,402
Feng TAY Enterprise Co. Ltd.	6,120	13,051
First Financial Holding Co. Ltd.	329,169	366,292
First Hi-Tec Enterprise Co. Ltd.	3,000	25,273
First Steamship Co. Ltd.(2)	16,000	3,432
Fitipower Integrated Technology, Inc.	1,950	9,986
FLEXium Interconnect, Inc.(2)	6,000	14,165
Flytech Technology Co. Ltd.	5,000	21,763
FocalTech Systems Co. Ltd.	7,000	10,720
Forcecon Tech Co. Ltd.	3,547	8,285
Formosa Advanced Technologies Co. Ltd.	8,000	16,049
Formosa Chemicals & Fibre Corp.	41,000	88,327
Formosa International Hotels Corp.	2,000	11,160
Formosa Laboratories, Inc.	2,000	3,073
Formosan Union Chemical Corp.	13,000	13,710
Foxconn Technology Co. Ltd.	26,000	53,028
Foxsemicon Integrated Technology, Inc.	2,000	17,589
Franbo Lines Corp.	1,000	564
Froch Enterprise Co. Ltd.	4,000	2,855
FSP Technology, Inc.	7,000	11,784
Fu Hua Innovation Co. Ltd.	38,850	17,209
Fubon Financial Holding Co. Ltd.	156,747	711,617
Fulgent Sun International Holding Co. Ltd.	3,118	7,026
Fulltech Fiber Glass Corp.(2)	9,706	38,662
Fusheng Precision Co. Ltd.	5,000	45,287
G Shank Enterprise Co. Ltd.	3,176	12,564
Gamania Digital Entertainment Co. Ltd.	3,000	3,896
Gemtek Technology Corp.	15,000	17,119
General Interface Solution GIS Holding Ltd.(2)	7,000	15,790
Genius Electronic Optical Co. Ltd.	2,000	63,368
Getac Holdings Corp.	10,000	36,875
Giant Manufacturing Co. Ltd.	7,000	22,509
Gigabyte Technology Co. Ltd.	13,000	146,757
Global Brands Manufacture Ltd.	29,057	76,633
Global Mixed Mode Technology, Inc.	2,000	16,103
Global Unichip Corp.	2,000	384,185
Globaltek Fabrication Co. Ltd.	4,000	8,163
Globalwafers Co. Ltd.	7,000	201,312
Gloria Material Technology Corp.	13,000	13,584
Gold Circuit Electronics Ltd.	8,800	322,850
Gordon Auto Body Parts	1,000	860
Gourmet Master Co. Ltd.(2)	2,000	5,176

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Grand Fortune Securities Co. Ltd.	2,200	$1,040
Grand Pacific Petrochemical(2)	45,393	22,238
Grand Process Technology Corp.	1,000	75,964
Grape King Bio Ltd.	4,000	11,276
Greatek Electronics, Inc.	29,000	105,530
Group Up Industrial Co. Ltd.	4,000	43,818
GTM Holdings Corp.	1,000	1,009
Hai Kwang Enterprise Corp.(2)	1,071	437
Hannstar Board Corp.	25,120	58,582
HannStar Display Corp.(2)	43,000	19,660
HannsTouch Holdings Co.(2)	12,000	5,122
HD Renewable Energy Co. Ltd.	2,284	4,968
Highwealth Construction Corp.	19,068	28,042
Hiroca Holdings Ltd.	1,000	456
Hiwin Technologies Corp.	2,030	22,393
Hiyes International Co. Ltd.	3,150	7,007
Ho Tung Chemical Corp.	43,000	22,948
Hocheng Corp.	8,000	6,276
Holy Stone Enterprise Co. Ltd.	5,050	118,051
Hon Hai Precision Industry Co. Ltd.	221,000	1,740,770
Hong Pu Real Estate Development Co. Ltd.	10,000	6,556
Hong TAI Electric Industrial	1,000	1,106
Horizon Securities Co. Ltd.	1,060	541
Hotai Finance Co. Ltd.	8,157	15,475
Hotai Motor Co. Ltd.	2,020	32,669
HTC Corp.	11,000	13,940
Hu Lane Associate, Inc.	5,381	21,280
Hua Nan Financial Holdings Co. Ltd.	147,173	191,898
Huaku Development Co. Ltd.	6,063	17,754
Huang Hsiang Construction Corp.	1,000	1,079
Hung Sheng Construction Ltd.	10,000	5,485
Hwang Chang General Contractor Co. Ltd.	32,003	40,147
Ibase Technology, Inc.(2)	1,000	1,767
IBF Financial Holdings Co. Ltd.(2)	35,601	17,896
Ichia Technologies, Inc.	7,000	13,163
I-Chiun Precision Industry Co. Ltd.	8,324	68,921
IEI Integration Corp.	3,000	8,536
Infortrend Technology, Inc.	6,000	7,254
Innodisk Corp.	2,162	98,902
Innolux Corp.	233,248	366,679
Inpaq Technology Co. Ltd.	5,000	12,236
Insyde Software Corp.	2,400	16,423
Integrated Service Technology, Inc.	2,257	9,815
International Games System Co. Ltd.	5,000	114,989
Inventec Corp.	39,000	82,004
Iron Force Industrial Co. Ltd.	4,148	9,787
ITE Technology, Inc.(2)	12,000	48,618
ITEQ Corp.	16,000	276,203
Jarllytec Co. Ltd.	1,025	2,833
Jetwell Computer Co. Ltd.	2,240	15,386
Johnson Health Tech Co. Ltd.	3,000	11,912
JPC connectivity, Inc.	3,000	28,589
JPP Holding Co. Ltd.	3,000	30,553

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kaimei Electronic Corp.	5,800	$23,230
Kaori Heat Treatment Co. Ltd.	1,000	36,956
KEE TAI Properties Co. Ltd.	9,135	2,545
Kenda Rubber Industrial Co. Ltd.	2,100	1,133
Kenmec Mechanical Engineering Co. Ltd.	5,160	8,208
Kerry TJ Logistics Co. Ltd.	1,000	900
Keystone Microtech Corp.	1,000	38,133
Kindom Development Co. Ltd.	7,700	8,846
King Yuan Electronics Co. Ltd.	55,650	450,379
Kinik Co.(2)	1,000	21,522
Kinpo Electronics	54,000	55,091
Kinsus Interconnect Technology Corp.	6,689	172,613
KMC Kuei Meng International, Inc.	1,000	2,951
KNH Enterprise Co. Ltd.(2)	2,000	880
Ko Ja Cayman Co. Ltd.	1,000	1,220
KS Terminals, Inc.	4,000	8,697
Kwong Lung Enterprise Co. Ltd.(2)	1,000	1,293
Lanner Electronics, Inc.	3,180	8,201
Largan Precision Co. Ltd.	1,000	240,778
Lealea Enterprise Co. Ltd.(2)	8,320	1,861
LEE CHI Enterprises Co. Ltd.	1,000	355
Lelon Electronics Corp.	4,000	28,237
Lien Hwa Industrial Holdings Corp.	2,535	3,340
Lingsen Precision Industries Ltd.(2)	22,000	21,675
Lintes Technology Co. Ltd.	2,000	20,094
Lite-On Technology Corp.	46,000	441,878
Long Bon International Co. Ltd.(2)	17,000	6,270
Longchen Paper & Packaging Co. Ltd.(2)	11,000	3,850
Longwell Co.	5,000	39,946
Lotes Co. Ltd.	1,025	54,539
Lumax International Corp. Ltd.	7,000	25,696
Lung Yen Life Service Corp.(2)	7,000	11,141
Macroblock, Inc.	1,000	1,599
Macronix International Co. Ltd.(2)	39,000	154,864
Makalot Industrial Co. Ltd.	8,160	50,013
Marketech International Corp.	7,000	106,962
Materials Analysis Technology, Inc.	1,074	8,367
MediaTek, Inc.	31,000	3,835,444
Mega Financial Holding Co. Ltd.	182,967	280,081
Mercuries Life Insurance Co. Ltd.(2)	83,442	27,144
Merida Industry Co. Ltd.	5,000	12,905
Merry Electronics Co. Ltd.	5,075	12,604
Micro-Star International Co. Ltd.	12,000	58,633
Mildef Crete, Inc.	4,000	15,956
MIN AIK Technology Co. Ltd.(2)	12,000	10,027
Mitac Holdings Corp.(2)	34,900	101,736
momo.com, Inc.	1,050	8,180
MOSA Industrial Corp.(2)	13,331	7,057
Mosel Vitelic, Inc.(2)	2,000	2,528
MPI Corp.	3,000	484,653
MSSCORPS Co. Ltd.	3,000	49,139
My Humble House Hospitality Management Consulting	3,000	3,581
Myson Century, Inc.(1)	166,281	188,652

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Namchow Holdings Co. Ltd.	12,000	$12,388
Nan Pao Resins Chemical Co. Ltd.	2,000	21,752
Nan Ya Printed Circuit Board Corp.	4,000	154,994
Nanya Technology Corp.	17,000	290,801
Netronix, Inc.	3,000	8,378
Nexcom International Co. Ltd.	8,000	17,168
Nichidenbo Corp.	6,000	33,073
Nidec Chaun-Choung Technology Corp.(2)	1,000	3,401
Nien Hsing Textile Co. Ltd.	2,000	1,093
Nien Made Enterprise Co. Ltd.	4,000	47,140
Nova Technology Corp.	4,000	35,124
Novatek Microelectronics Corp.	9,000	153,232
Nuvoton Technology Corp.(2)	8,000	30,250
O-Bank Co. Ltd.	22,000	7,178
Oneness Biotech Co. Ltd.(2)	143	209
Optimax Technology Corp.	8,000	5,738
Orient Semiconductor Electronics Ltd.	23,000	31,540
Oriental Union Chemical Corp.(2)	3,000	1,545
O-TA Precision Industry Co. Ltd.	3,000	4,755
Pan Jit International, Inc.	15,000	71,431
Pan-International Industrial Corp.	17,000	25,071
PCL Technologies, Inc.	3,000	16,548
Pegatron Corp.	30,000	86,116
Pegavision Corp.	2,000	25,181
Phison Electronics Corp.	3,000	204,683
Phoenix Silicon International Corp.	6,275	47,651
Pixart Imaging, Inc.	2,000	12,104
Planet Technology Corp.	2,000	10,332
Pou Chen Corp.	79,000	61,867
Powerchip Semiconductor Manufacturing Corp.	63,000	144,933
Powertech Technology, Inc.	29,000	253,088
Poya International Co. Ltd.	10,300	24,356
President Chain Store Corp.	20,000	136,488
President Securities Corp.	35,200	54,948
Primax Electronics Ltd.	10,000	18,722
Prince Housing & Development Corp.	33,000	8,634
Promate Electronic Co. Ltd.(2)	5,199	7,882
Prosperity Dielectrics Co. Ltd.(2)	7,000	54,268
Qisda Corp.	12,300	10,986
Quanta Computer, Inc.	33,000	352,222
Quanta Storage, Inc.	9,000	19,057
Quintain Steel Co. Ltd.(2)	23,327	6,716
Radiant Opto-Electronics Corp.	11,250	32,346
Radium Life Tech Co. Ltd.	34,947	10,966
Realtek Semiconductor Corp.	14,000	318,388
Rechi Precision Co. Ltd.	13,000	9,774
Rich Development Co. Ltd.	33,990	8,281
Ritek Corp.(2)	10,000	3,503
Rodex Fasteners Corp.	1,000	698
Roo Hsing Co. Ltd.(2)	263	69
Ruentex Development Co. Ltd.(2)	4,050	3,550
Ruentex Industries Ltd.	18,000	31,755
San Fang Chemical Industry Co. Ltd.	14,000	13,483

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
San Far Property Ltd.	8,000	$4,350
Sanyang Motor Co. Ltd.	10,000	19,890
Savior Lifetec Corp.	5,340	3,323
Scientech Corp.	1,000	22,805
ScinoPharm Taiwan Ltd.	1,000	599
SDI Corp.	1,000	7,324
Sercomm Corp.	4,000	9,726
Shanghai Commercial & Savings Bank Ltd.	96,864	131,011
Sharehope Medicine Co. Ltd.	1,146	690
Sheng Yu Steel Co. Ltd.	1,000	692
ShenMao Technology, Inc.	4,000	14,113
Shih Her Technologies, Inc.	3,220	18,119
Shih Wei Navigation Co. Ltd.(2)	8,000	4,276
Shin Foong Specialty & Applied Materials Co. Ltd.(2)	1,000	1,025
Shin Ruenn Development Co. Ltd.	14,690	14,816
Shin Zu Shing Co. Ltd.	4,127	27,830
Shinkong Insurance Co. Ltd.	12,000	60,112
Shinkong Synthetic Fibers Corp.	24,000	18,607
Shiny Chemical Industrial Co. Ltd.	3,600	18,601
Sigurd Microelectronics Corp.(2)	40,000	262,839
Simplo Technology Co. Ltd.	8,000	101,843
Sinbon Electronics Co. Ltd.(2)	4,000	39,412
Sino-American Silicon Products, Inc.	1,000	5,609
Sinon Corp.	11,000	13,853
SinoPac Financial Holdings Co. Ltd.	372,290	482,519
Sinphar Pharmaceutical Co. Ltd.	1,202	1,162
Sitronix Technology Corp.	3,000	27,329
Siward Crystal Technology Co. Ltd.(2)	3,000	6,992
Soft-World International Corp.(2)	4,000	12,393
Solar Applied Materials Technology Corp.	1,000	3,245
Solomon Technology Corp.	2,000	9,106
Sonix Technology Co. Ltd.	1,000	1,929
Sporton International, Inc.	1,050	6,371
Sports Gear Co. Ltd.	1,000	2,048
St. Shine Optical Co. Ltd.(2)	3,000	9,309
Standard Foods Corp.	21,000	19,097
Stark Technology, Inc.	4,000	19,789
Sunonwealth Electric Machine Industry Co. Ltd.	5,185	29,336
Sunplus Innovation Technology, Inc.(2)	2,053	8,704
Sunrex Technology Corp.	2,000	2,307
Supreme Electronics Co. Ltd.	27,514	78,715
Symtek Automation Asia Co. Ltd.	2,080	9,735
Syncmold Enterprise Corp.	2,000	4,821
Synnex Technology International Corp.	48,000	131,552
Systex Corp.	4,000	23,133
T3EX Global Holdings Corp.	1,000	2,169
TAI Roun Products Co. Ltd.	1,000	339
Taichung Commercial Bank Co. Ltd.	127,356	76,469
TaiDoc Technology Corp.	2,202	8,848
Taiflex Scientific Co. Ltd.	7,000	72,092
Tainan Spinning Co. Ltd.	28,000	12,264
Tai-Saw Technology Co. Ltd.	1,000	1,508
Taisun Enterprise Co. Ltd.	1,000	457

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Taita Chemical Co. Ltd.	1,050	$446
TAI-TECH Advanced Electronics Co. Ltd.	3,000	20,379
Taiwan Acceptance Corp.	7,850	21,504
Taiwan Business Bank	204,296	109,147
Taiwan Cooperative Financial Holding Co. Ltd.	36,369	29,294
Taiwan Fire & Marine Insurance Co. Ltd.	13,300	24,440
Taiwan FU Hsing Industrial Co. Ltd.	9,600	11,621
Taiwan Glass Industry Corp.(2)	5,000	9,577
Taiwan High Speed Rail Corp.	40,000	32,793
Taiwan Hon Chuan Enterprise Co. Ltd.	10,222	42,374
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	13,026
Taiwan Mask Corp.(2)	8,010	9,854
Taiwan Mobile Co. Ltd.(2)	3,000	10,969
Taiwan Navigation Co. Ltd.	4,000	3,902
Taiwan Paiho Ltd.	6,000	7,910
Taiwan PCB Techvest Co. Ltd.	6,000	6,220
Taiwan Sakura Corp.	4,000	10,464
Taiwan Secom Co. Ltd.	1,050	3,508
Taiwan Semiconductor Manufacturing Co. Ltd.	79,000	5,936,993
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,848	18,210,951
Taiwan Steel Union Co. Ltd.	1,000	3,420
Taiwan Styrene Monomer(2)	1,000	276
Taiwan Surface Mounting Technology Corp.	7,000	43,998
Taiwan TEA Corp.(2)	9,000	3,164
Taiwan Union Technology Corp.	6,000	271,089
Tatung Co. Ltd.(2)	16,150	14,273
Tatung System Technologies, Inc.	1,520	2,947
TCI Co. Ltd.	3,000	11,912
Team Group, Inc.	3,000	26,105
Teco Electric & Machinery Co. Ltd.	33,000	75,380
Test Research, Inc.	5,000	45,771
Tex-Ray Industrial Co. Ltd.(2)	1,000	264
Thinking Electronic Industrial Co. Ltd.	1,000	7,944
Thye Ming Industrial Co. Ltd.	4,303	9,469
Ton Yi Industrial Corp.	17,000	8,170
Tong Hsing Electronic Industries Ltd.(2)	3,770	25,195
Tong Yang Industry Co. Ltd.	7,000	18,197
Tong-Tai Machine & Tool Co. Ltd.(2)	15,000	14,416
Topco Scientific Co. Ltd.	6,086	98,800
Topkey Corp.	6,000	30,628
Topoint Technology Co. Ltd.	9,142	125,215
TPK Holding Co. Ltd.	14,000	30,068
Transcend Information, Inc.	6,000	55,693
Tripod Technology Corp.	25,000	391,104
TS Financial Holding Co. Ltd.	911,578	1,107,818
TS Financial Holding Co. Ltd., Preference Shares	91,335	27,381
Tsann Kuen Enterprise Co. Ltd.	4,000	2,244
TSRC Corp.	13,000	11,635
TTY Biopharm Co. Ltd.	7,000	17,167
Tung Ho Steel Enterprise Corp.	12,000	30,568
Tung Thih Electronic Co. Ltd.	1,144	1,563
TXC Corp.(2)	6,000	35,077
TYC Brother Industrial Co. Ltd.	7,000	6,178

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Tycoons Group Enterprise(2)	702	$168
Tyntek Corp.	1,000	3,081
TZE Shin International Co. Ltd.	1,100	515
UDE Corp.	4,000	14,941
Unimicron Technology Corp.	30,631	963,934
Union Bank of Taiwan	40,234	25,685
Uni-President Enterprises Corp.	108,000	259,389
Unitech Printed Circuit Board Corp.	21,000	29,407
United Microelectronics Corp.	195,000	793,269
United Orthopedic Corp.	3,000	7,731
United Renewable Energy Co. Ltd.(2)	3,000	1,719
Univacco Technology, Inc.	6,000	9,779
Universal Cement Corp.	10,200	8,569
UPC Technology Corp.(2)	25,000	9,578
USI Corp.	15,000	5,980
Utechzone Co. Ltd.(2)	1,000	8,213
Vanguard International Semiconductor Corp.	35,464	169,248
Ventec International Group Co. Ltd.	2,000	17,324
Visco Vision, Inc.	2,000	16,032
VisEra Technologies Co. Ltd.	3,000	44,203
Vizionfocus, Inc.	2,000	13,549
Voltronic Power Technology Corp.(2)	1,000	32,635
Wafer Works Corp.(2)	14,390	47,850
Wah Lee Industrial Corp.	1,000	4,034
Walsin Lihwa Corp.	40,627	50,180
Walsin Technology Corp.	5,000	46,480
Walton Advanced Engineering, Inc.	1,000	1,438
Wan Hai Lines Ltd.	25,150	90,402
We & Win Development Co. Ltd.(2)	1,000	363
Weikeng Industrial Co. Ltd.	14,000	19,651
Win Semiconductors Corp.	8,000	112,957
Winbond Electronics Corp.	78,228	449,928
Winmate, Inc.	2,000	11,463
Winstek Semiconductor Co. Ltd.	2,000	11,223
Wisdom Marine Lines Co. Ltd.	10,000	29,660
Wistron Corp.	92,000	516,200
WITS Corp.	2,131	8,229
Wiwynn Corp.	2,000	446,913
WNC Corp.	15,071	115,905
Wowprime Corp.	7,398	54,896
WPG Holdings Ltd.	7,000	21,970
WT Microelectronics Co. Ltd.	13,395	82,711
WUS Printed Circuit Co. Ltd.	7,000	35,179
XinTec, Inc.	4,000	53,238
Xxentria Technology Materials Corp.	5,450	7,241
Yageo Corp.	3,796	65,174
Yang Ming Marine Transport Corp.	50,000	93,809
Yem Chio Co. Ltd.	2,040	969
Yeong Guan Energy Technology Group Co. Ltd.(2)	1,135	149
YFY, Inc.	26,000	24,477
Young Fast Optoelectronics Co. Ltd.(2)	2,000	3,346
Youngtek Electronics Corp.	6,000	14,751
Yuanta Financial Holding Co. Ltd.	314,646	648,667

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Yulon Motor Co. Ltd.	17,952	$16,810
Zenitron Corp.	11,879	24,208
Zhen Ding Technology Holding Ltd.	23,000	361,968
Zippy Technology Corp.	12,000	20,609
Zyxel Group Corp.	6,898	9,054
		62,210,382
Thailand — 1.2%
AAPICO Hitech PCL, NVDR	10,800	5,107
Advanced Info Service PCL, NVDR	20,500	219,249
Advanced Information Technology PCL, NVDR	17,600	2,558
AEON Thana Sinsap Thailand PCL, NVDR	4,400	13,395
Airports of Thailand PCL, NVDR	36,800	70,359
Amata Corp. PCL, NVDR	52,800	52,080
AP Thailand PCL, NVDR	175,700	43,429
Asia Plus Group Holdings PCL, NVDR	12,800	926
Asset World Corp. PCL, NVDR	53,900	4,999
Bangkok Aviation Fuel Services PCL, NVDR	4,200	1,367
Bangkok Chain Hospital PCL, NVDR	51,100	16,468
Bangkok Dusit Medical Services PCL, NVDR	129,800	76,662
Bangkok Expressway & Metro PCL, NVDR	45,400	9,436
Bangkok Life Assurance PCL, NVDR	9,100	6,671
BCPG PCL, NVDR	61,500	13,705
BEC World PCL, NVDR	22,100	1,319
Berli Jucker PCL, NVDR	5,800	2,707
BTS Group Holdings PCL, NVDR(2)	100,100	6,275
Bumrungrad Hospital PCL, NVDR	16,700	96,368
Cal-Comp Electronics Thailand PCL, NVDR	351,600	100,310
Carabao Group PCL, NVDR	16,500	27,092
Central Pattana PCL, NVDR	49,300	99,909
Central Plaza Hotel PCL, NVDR	41,100	53,416
Central Retail Corp. PCL, NVDR	45,200	39,455
Charoen Pokphand Foods PCL, NVDR	38,900	27,649
Com7 PCL, NVDR	40,000	35,827
Country Group Holdings PCL, NVDR(2)	34,000	595
CP ALL PCL, NVDR	27,700	38,581
CP Axtra PCL, NVDR	29,462	13,134
Delta Electronics Thailand PCL, NVDR	29,900	223,752
Ditto Thailand PCL, NVDR	3,780	1,629
Dohome PCL, NVDR	1,552	166
Eastern Water Resources Development & Management PCL, NVDR	1,400	205
Erawan Group PCL, NVDR	176,000	19,789
Forth Corp. PCL, NVDR	1,500	722
G J Steel PCL, NVDR(2)	247,700	969
Gulf Development PCL, NVDR	22,860	43,589
Gunkul Engineering PCL, NVDR	406,800	63,096
Hana Microelectronics PCL, NVDR	16,000	22,719
Home Product Center PCL, NVDR	262,900	51,057
Humanica PCL, NVDR	1,500	198
Indorama Ventures PCL, NVDR	29,000	21,317
Interlink Communication PCL, NVDR	7,100	1,053
Jasmine International PCL, NVDR(2)	4,424	120
Jaymart Group Holdings PCL, NVDR	30,100	9,877
JMT Network Services PCL, NVDR	4,900	1,622

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Kasikornbank PCL, NVDR	14,100	$105,418
KCE Electronics PCL, NVDR	31,100	56,498
KGI Securities Thailand PCL, NVDR	22,000	3,302
Kiatnakin Phatra Bank PCL, NVDR	16,050	56,095
Krung Thai Bank PCL, NVDR	69,800	90,961
Krungthai Card PCL, NVDR	20,600	23,118
Land & Houses PCL, NVDR	239,300	26,398
LPN Development PCL, NVDR	5,100	243
Major Cineplex Group PCL, NVDR	59,200	12,582
MBK PCL, NVDR	21,900	14,662
MC Group PCL, NVDR	19,200	6,543
MCS Steel PCL, NVDR	10,700	2,516
Mega Lifesciences PCL, NVDR	22,900	24,865
Minor International PCL, NVDR	143,900	96,061
MK Restaurants Group PCL, NVDR	12,900	8,277
Muangthai Capital PCL, NVDR	24,100	22,672
Origin Property PCL, NVDR	5,000	268
Osotspa PCL, NVDR	60,800	29,473
Plan B Media PCL, NVDR	116,900	23,060
POSCO-Thainox PCL, NVDR(2)	1,430	173
Praram 9 Hospital PCL, NVDR	20,400	11,678
PRG Corp. PCL, NVDR	1,810	600
Pruksa Holding PCL, NVDR	32,700	3,827
Quality Houses PCL, NVDR	265,900	11,382
Rajthanee Hospital PCL, NVDR	6,100	2,759
Ramkhamhaeng Hospital PCL, NVDR	4,400	2,350
Ratchthani Leasing PCL, NVDR	70,870	4,486
S Hotels & Resorts PCL, NVDR	25,300	1,211
S Kijchai Enterprise PCL, R Shares, NVDR(2)	11,400	1,719
Sabina PCL, NVDR	14,200	6,637
Samart Corp. PCL, NVDR	111,700	19,180
Sansiri PCL, NVDR	367,500	16,172
Sappe PCL, NVDR	4,000	4,218
SC Asset Corp. PCL, NVDR	46,300	2,819
SCB X PCL, NVDR	5,200	23,665
Sena Development PCL, NVDR	1,800	92
Sermsang Power Corp. Co. Ltd., NVDR	41,097	6,254
Siam Global House PCL, NVDR	9,283	1,943
SISB PCL, NVDR	9,800	2,732
Somboon Advance Technology PCL, NVDR	11,700	5,706
Sri Trang Agro-Industry PCL, NVDR	43,800	30,240
Srisawad Corp. PCL, NVDR	19,682	13,985
Srithai Superware PCL, NVDR	93,300	3,264
Stecon Group PCL, NVDR	106,300	58,857
Stella X PCL, NVDR(2)	17,100	119
STP & I PCL, NVDR(2)	27,900	4,831
Supalai PCL, NVDR	64,900	31,499
Super Energy Corp. PCL, NVDR(2)	530,200	1,915
Tata Steel Thailand PCL, NVDR	6,300	190
Thai Vegetable Oil PCL, NVDR	1,240	1,047
Thai Wah PCL, NVDR	18,500	1,483
Thaicom PCL, NVDR(2)	43,500	14,284
Thanachart Capital PCL, NVDR	5,400	13,955

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
TIDLOR Holdings PCL, NVDR	57,044	$33,330
Tisco Financial Group PCL, NVDR	5,300	20,451
TKS Technologies PCL, NVDR	8,300	1,964
TMBThanachart Bank PCL, NVDR	573,500	51,497
TOA Paint Thailand PCL, NVDR	9,100	4,247
True Corp. PCL, NVDR	165,291	65,198
TTW PCL, NVDR	9,200	2,913
VGI PCL, NVDR(2)	144,153	4,383
WHA Corp. PCL, NVDR	115,800	16,818
Workpoint Entertainment PCL, NVDR(2)	200	21
Xspring Capital PCL, NVDR(2)	20,100	327
		2,650,361
Turkey — 0.6%
Akbank TAS	54,011	80,251
Akfen Yenilenebilir Enerji AS(2)	41,812	19,640
Aksigorta AS(2)	7,362	949
Alarko Holding AS(1)	3,850	8,636
Albaraka Turk Katilim Bankasi AS	127,302	22,876
Alkim Alkali Kimya AS(2)	2,168	696
Anadolu Anonim Turk Sigorta Sirketi	45,336	25,562
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	42,214	15,592
Anadolu Hayat Emeklilik AS	2,010	4,334
Aselsan Elektronik Sanayi Ve Ticaret AS(1)	9,058	72,513
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	8,625	58,171
BIM Birlesik Magazalar AS(1)	13,219	111,017
Bogazici Beton Sanayi Ve Ticaret AS	618	256
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS(2)	494	782
Bursa Cimento Fabrikasi AS(2)	30,541	3,618
Cemas Dokum Sanayi AS(2)	37,122	3,154
Coca-Cola Icecek AS	11,548	17,999
Destek Finans Faktoring AS(1)(2)	1,584	68,364
Dogus Otomotiv Servis ve Ticaret AS	2,506	8,499
EGE Gubre Sanayii AS	391	906
EGE Seramik Sanayi ve Ticaret AS(2)	2,095	126
Enerjisa Enerji AS	2,384	5,436
Enerya Enerji AS	25,826	5,288
Esenboga Elektrik Uretim AS(2)	12,831	965
Europap Tezol Kagit Sanayi VE Ticaret AS	2,053	398
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	138,390	11,217
Fenerbahce Futbol AS(2)	4,055	263
Ford Otomotiv Sanayi AS(1)	8,131	12,961
Galata Wind Enerji AS	2,846	1,334
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	7,990	14,045
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	960	6,000
Goodyear Lastikleri TAS	6,327	342
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	18,260	8,403
GSD Holding AS(2)	16,193	1,539
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	20,857	5,133
Is Finansal Kiralama AS(2)	9,863	3,970
Is Yatirim Menkul Degerler AS	24,064	16,559
Isiklar Enerji ve Yapi Holding AS(2)	40,535	174,316
Jantsa Jant Sanayi Ve Ticaret AS(2)	1,001	321
Karsan Otomotiv Sanayii Ve Ticaret AS(2)	1,448	297

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Konya Kagit Sanayi VE Ticaret AS(2)	1,671	$351
Kordsa Teknik Tekstil AS(2)	362	631
Logo Yazilim Sanayi Ve Ticaret AS	2,489	6,912
Marmara Holding AS(2)	144,283	6,743
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	21,922	16,739
MLP Saglik Hizmetleri AS(2)	2,359	20,576
Naturel Yenilenebilir Enerji Ticaret AS(2)	5,795	659
Netas Telekomunikasyon AS(2)	578	1,096
Parsan Makina Parcalari Sanayii AS(2)	100	146
Penta Teknoloji Urunleri Dagitim Ticaret AS(2)	692	189
Polisan Holding AS(2)	39,894	18,015
Qua Granite Hayal(2)	13,408	884
Ral Yatirim Holding AS(2)	4,429	24,838
Sasa Polyester Sanayi AS(1)(2)	302,046	14,720
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(2)	5,789	5,721
Sekerbank Turk AS	217,375	28,117
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,494	44,892
Sok Marketler Ticaret AS(2)	9,371	10,747
TAB Gida Sanayi Ve Ticaret AS, Class A	2,207	10,763
TAV Havalimanlari Holding AS	3,978	21,816
Tekfen Holding AS	6,942	30,077
Teknosa Ic Ve Dis Ticaret AS(2)	524	195
Tofas Turk Otomobil Fabrikasi AS	708	3,975
Turcas Holding AS	978	955
Turk Traktor ve Ziraat Makineleri AS(2)	735	6,509
Turkcell Iletisim Hizmetleri AS, ADR(1)	9,560	48,087
Turkiye Halk Bankasi AS(2)	13,749	12,004
Turkiye Is Bankasi AS, C Shares(1)	176,323	46,121
Turkiye Sigorta AS	110,040	13,600
Turkiye Sinai Kalkinma Bankasi AS	66,623	15,078
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	52,454	34,447
Ulker Biskuvi Sanayi AS	7,771	14,471
Usak Seramik Sanayii AS(2)	88,846	2,246
Vakif Finansal Kiralama AS(2)	155,244	3,759
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,172	9,878
Vestel Beyaz Esya Sanayi ve Ticaret AS(2)	23,385	2,590
Vestel Elektronik Sanayi ve Ticaret AS(2)	8,088	3,843
Yapi ve Kredi Bankasi AS(1)(2)	88,045	66,516
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	3,034	1,362
Yunsa Yunlu Sanayi VE Ticare AS	13,848	2,301
		1,345,297
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	42,132	171,759
Abu Dhabi Islamic Bank PJSC	31,543	196,212
Abu Dhabi National Hotels	246,043	27,355
Aldar Properties PJSC	52,308	108,893
Deyaar Development PJSC	84,352	16,238
Dubai Islamic Bank PJSC	66,527	130,065
Emaar Development PJSC	55,050	190,527
Emaar Properties PJSC	166,809	485,559
Emirates NBD Bank PJSC	43,776	357,727
Emirates Telecommunications Group Co. PJSC	54,378	315,430
First Abu Dhabi Bank PJSC	40,328	216,718

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

	Shares	Value
Parkin Co. PJSC	49,587	$77,634
RAK Properties PJSC(2)	112,935	32,644
Space42 PLC(2)	92,379	46,137
		2,372,898
TOTAL COMMON STOCKS (Cost $142,917,897)		221,957,836
WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Food Bhd.(2)	15,554	97
Eco World Development Group Bhd.(2)	360	78
Hengyuan Refining Co. Bhd.(2)	2,650	816
Supermax Corp. Bhd.(2)	3,768	84
Top Glove Corp. Bhd.(2)	1,600	56
VS Industry Bhd.(2)	15,360	19
		1,150
Thailand — 0.0%
Jasmine International PCL, NVDR(2)	2,212	7
Origin Property PCL, NVDR(2)	1,025	6
Roctec Global PCL, NVDR(2)	5,800	2
		15
TOTAL WARRANTS (Cost $—)		1,165
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(2)	2,699	10
Movida Participacoes SA(2)	1,688	277
TOTAL RIGHTS (Cost $—)		287
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	481,225	481,225
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,140,386	1,140,386
TOTAL SHORT-TERM INVESTMENTS (Cost $1,621,611)		1,621,611
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $144,539,508)		223,580,899
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,937,103)
TOTAL NET ASSETS — 100.0%		$221,643,796

Schedule of Investments - Avantis Responsible Emerging Markets Equity ETF

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	39.4%
Financials	27.6%
Consumer Discretionary	9.8%
Industrials	6.0%
Communication Services	5.6%
Health Care	3.8%
Materials	3.1%
Consumer Staples	2.0%
Real Estate	1.7%
Utilities	1.1%
Energy	0.1%
Short-Term Investments	0.7%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,236,071. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,448,001, which includes securities collateral of $2,307,615.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$3,907,368	$4,732,038	—
Chile	279,896	830,505	—
China	7,485,257	30,730,754	—
Colombia	132,742	297,606	—
India	2,019,313	26,706,816	—
Indonesia	273,871	1,489,843	—
Mexico	929,769	2,727,959	—
Peru	798,770	—	—
Philippines	22,146	723,789	—
South Africa	1,187,694	6,014,650	—
South Korea	2,042,591	44,650,666	—
Taiwan	19,215,031	42,995,351	—
Turkey	48,087	1,297,210	—
Other Countries	—	20,418,114	—
Warrants	—	1,165	—
Rights	—	287	—
Short-Term Investments	1,621,611	—	—
	$39,964,146	$183,616,753	—

See Notes to Financial Statements.

Schedule of Investments - Avantis Responsible International Equity ETF
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Australia — 6.2%
Accent Group Ltd.	20,276	$10,381
Acrow Ltd.(1)	29,351	19,339
Adairs Ltd.	11,315	11,340
Aeris Resources Ltd.(2)	51,282	18,334
AIC Mines Ltd.(2)	62,987	36,502
ALS Ltd.	6,404	101,756
Amotiv Ltd.	9,178	41,620
AMP Ltd.	125,812	214,295
Ansell Ltd.	1,648	48,082
ANZ Group Holdings Ltd.	64,883	1,726,459
ARB Corp. Ltd.(1)	7,410	101,825
ASX Ltd.	743	29,883
Aurizon Holdings Ltd.	140,869	369,061
Australian Clinical Labs Ltd.	4,254	8,480
Australian Ethical Investment Ltd.	5,366	17,895
Australian Finance Group Ltd.	17,984	19,319
Baby Bunting Group Ltd.(1)(2)	13,815	12,286
Bank of Queensland Ltd.(1)	32,570	152,210
Bapcor Ltd.(1)	15,907	7,728
Bega Cheese Ltd.	14,631	63,465
Bendigo & Adelaide Bank Ltd.	24,496	188,098
Black Cat Syndicate Ltd.(1)(2)	58,698	45,187
Brambles Ltd.	48,052	672,541
Bravura Solutions Ltd.	28,289	64,014
Breville Group Ltd.(1)	2,803	65,010
CAR Group Ltd.	2,266	44,822
Catalyst Metals Ltd.(2)	21,928	102,185
Cedar Woods Properties Ltd.	8,672	43,833
Cettire Ltd.(2)	1,516	239
Challenger Ltd.	37,410	252,803
Cleanaway Waste Management Ltd.	5,251	9,771
Cochlear Ltd.	581	55,643
Codan Ltd.	2,645	88,870
Coles Group Ltd.	44,945	773,569
Commonwealth Bank of Australia	18,294	2,090,642
Computershare Ltd.	4,144	117,985
Credit Corp. Group Ltd.(1)	5,141	51,534
CSL Ltd.	1,716	210,193
Data#3 Ltd.	11,370	89,606
Deterra Royalties Ltd.	9,497	27,919
Develop Global Ltd.(2)	4,659	18,025
Dicker Data Ltd.	6,766	70,890
Domino's Pizza Enterprises Ltd.	685	10,193
DroneShield Ltd.(1)(2)	1,880	2,368
Eagers Automotive Ltd.	3,431	52,368
Elders Ltd.	14,751	63,515
Emeco Holdings Ltd.(2)	18,392	15,006
EML Payments Ltd.(2)	19,713	3,458
Endeavour Group Ltd.	100,433	225,750
EQT Holdings Ltd.	6	83

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
European Lithium Ltd.(2)	57,471	$15,173
Evolution Mining Ltd.	1,962	20,898
EVT Ltd.	6,707	72,896
Firefinch Ltd.(1)(2)	1,565	70
FleetPartners Group Ltd.	9,672	28,945
Flight Centre Travel Group Ltd.(1)	3,370	28,312
Focus Minerals Ltd.(1)(2)	10,770	15,593
Fortescue Ltd.	71,997	911,368
GenusPlus Group Ltd.	4,817	28,951
Greatland Resources Ltd.(2)	37,495	320,870
Guzman y Gomez Ltd.(1)	69	1,396
Hansen Technologies Ltd.	5,640	13,812
Harvey Norman Holdings Ltd.	27,430	84,047
Healius Ltd.(2)	44,095	13,408
Helia Group Ltd.	23,469	84,658
HUB24 Ltd.	1,383	74,913
Humm Group Ltd.	13,637	4,153
IDP Education Ltd.	8,753	11,043
Imdex Ltd.	17,438	43,758
Insurance Australia Group Ltd.	83,660	469,781
Invictus Energy Ltd.(2)	80,007	3,661
IPH Ltd.	5,264	12,586
James Hardie Industries PLC(2)	9,090	269,091
James Hardie Industries PLC(2)	1,855	55,112
JB Hi-Fi Ltd.	5,560	266,057
Kelsian Group Ltd.	16,454	50,096
Kingsgate Consolidated Ltd.	19,523	77,641
Kogan.com Ltd.	6,255	16,298
L1 Group Ltd.	3,927	3,713
Lendlease Corp. Ltd.	9,807	20,622
Lifestyle Communities Ltd.(1)(2)	2,054	7,676
Lovisa Holdings Ltd.(1)	2,864	52,599
Lycopodium Ltd.	2,402	39,434
Lynas Rare Earths Ltd.(2)	5,694	64,179
Maas Group Holdings Ltd.	9,472	35,970
Macquarie Group Ltd.	3,181	570,442
Magellan Financial Group Ltd.	15,934	102,361
Mayne Pharma Group Ltd.(1)(2)	5,653	12,572
McMillan Shakespeare Ltd.	4,666	69,469
Medibank Pvt Ltd.	92,606	320,495
Megaport Ltd.(2)	5,703	67,407
Metals X Ltd.(2)	90,079	123,073
Metro Mining Ltd.(2)	23,841	23,304
Mineral Resources Ltd.(2)	13,210	610,521
Myer Holdings Ltd.(1)	73,700	10,553
National Australia Bank Ltd.	37,931	1,046,873
Netwealth Group Ltd.	2,998	46,211
nib holdings Ltd.	59,558	289,598
Nick Scali Ltd.(1)	4,650	49,478
Nine Entertainment Co. Holdings Ltd.	105,928	73,129
Nuix Ltd.(2)	9,564	13,646
OFX Group Ltd.(2)	9,252	5,501
Omni Bridgeway Ltd.(2)	7,142	7,423

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
oOh!media Ltd.(1)	27,916	$32,696
Ora Banda Mining Ltd.(2)	2,738	2,998
Orora Ltd.	98,933	103,341
Pantoro Gold Ltd.(2)	77	149
Peet Ltd.	19,395	26,373
Peninsula Energy Ltd.(1)(2)	53,687	11,114
Pepper Money Ltd.	16,787	22,484
Perpetual Ltd.	2,962	40,425
Praemium Ltd.	21,037	10,242
Premier Investments Ltd.	5,778	47,723
Pro Medicus Ltd.	1,010	129,376
PWR Holdings Ltd.(1)	3,753	30,981
QBE Insurance Group Ltd.	39,031	620,638
Ramsay Health Care Ltd.	1,875	68,782
REA Group Ltd.	748	94,979
Reece Ltd.	2,552	30,704
Regal Partners Ltd.	26,505	49,080
Reliance Worldwide Corp. Ltd.	33,330	99,865
Renascor Resources Ltd.(1)(2)	1,161	47
Resolute Mining Ltd.(2)	216,709	212,734
Ricegrowers Ltd.	5,141	49,139
Sandfire Resources Ltd.(2)	52	852
SEEK Ltd.	2,971	31,214
SGH Ltd.	5,759	163,071
Sigma Healthcare Ltd.	65,588	126,290
Silver Mines Ltd.(1)(2)	87,120	10,306
Sims Ltd.	14,142	246,030
SiteMinder Ltd.(2)	11,390	24,396
SmartGroup Corp. Ltd.	4,092	31,235
Solvar Ltd.	1,965	2,350
Sonic Healthcare Ltd.	1,236	17,324
Southern Cross Electrical Engineering Ltd.	14,470	42,878
Southern Cross Media Group Ltd.	11,635	5,000
SRG Global Ltd.	42,199	114,985
Steadfast Group Ltd.	14,385	59,971
Suncorp Group Ltd.	40,421	545,397
Super Retail Group Ltd.	11,306	108,779
Technology One Ltd.	5,672	132,154
Telix Pharmaceuticals Ltd.(1)(2)	60	662
Telstra Group Ltd.	112,268	375,377
Transurban Group	12,401	126,910
Treasury Wine Estates Ltd.(1)(2)	28,899	113,340
Tyro Payments Ltd.(1)(2)	44,582	23,442
Universal Store Holdings Ltd.	4,498	26,446
Vulcan Energy Resources Ltd.(1)(2)	5,704	10,959
Wagners Holding Co. Ltd.	10,143	30,420
Webjet Group Ltd.	4,912	1,267
Wesfarmers Ltd.	16,612	944,096
Westpac Banking Corp.	47,665	1,177,962
WiseTech Global Ltd.(1)	1,132	32,630
Woolworths Group Ltd.	34,847	1,005,515
Xero Ltd.(2)	576	34,111
		22,376,455

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Austria — 0.4%
ANDRITZ AG	745	$72,190
AT&S Austria Technologie & Systemtechnik AG(2)	1,788	319,149
BAWAG Group AG	1,253	261,358
CA Immobilien Anlagen AG	421	11,397
DO & Co. AG	165	38,860
Erste Group Bank AG	2,617	367,828
Eurotelesites AG(2)	328	1,734
Oesterreichische Post AG	1,354	48,797
Porr AG	353	15,261
Raiffeisen Bank International AG	3,747	277,287
Telekom Austria AG	1,425	16,752
UNIQA Insurance Group AG	3,517	71,878
Verbund AG	535	36,866
Vienna Insurance Group AG Wiener Versicherung Gruppe	593	49,712
Wienerberger AG	261	5,936
		1,595,005
Belgium — 1.0%
Ackermans & van Haaren NV	744	236,302
Ageas SA	3,615	316,927
AGFA-Gevaert NV(2)	3,078	1,686
Anheuser-Busch InBev SA, ADR(1)	4,338	343,136
Argenx SE, ADR(2)	364	375,524
Azelis Group NV	2	29
Bekaert SA	2,114	95,892
bpost SA(1)(2)	4,383	6,578
Cie d'Entreprises CFE	308	4,044
Colruyt Group NV	1,537	69,218
D'ieteren Group	900	186,732
Elia Group SA	902	134,290
Fagron	3,097	80,028
Financiere de Tubize SA(1)	54	11,553
Gimv NV(1)	1,631	83,081
KBC Ancora	1,054	114,072
KBC Group NV	5,309	807,822
Kinepolis Group NV	639	34,657
Lotus Bakeries NV(1)	6	88,898
Melexis NV	1,807	138,607
Ontex Group NV(1)(2)	3,694	11,625
Proximus SADP	3,606	26,578
Syensqo SA	145	13,674
UCB SA	1,461	365,724
Umicore SA	6,130	168,479
VGP NV	495	45,982
		3,761,138
Canada — 12.2%
5N Plus, Inc.(2)	5,654	104,028
ADENTRA, Inc.	1,874	48,028
ADF Group, Inc.	2,373	27,412
AGF Management Ltd., Class B	4,269	66,717
Agnico Eagle Mines Ltd.	8,234	1,670,802
Aimia, Inc.(1)(2)	1,376	2,800
Altus Group Ltd.	600	20,343

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Amerigo Resources Ltd.	20,020	$118,449
Andean Precious Metals Corp.(1)(2)	1,630	8,150
Aritzia, Inc.(2)	4,452	424,240
Atrium Mortgage Investment Corp.	454	3,702
AutoCanada, Inc.(1)(2)	1,276	20,512
Avino Silver & Gold Mines Ltd.(2)	3,325	24,375
B2Gold Corp.	86,743	475,664
Ballard Power Systems, Inc.(1)(2)	3,672	8,531
Bank of Montreal	8,841	1,506,979
Bank of Nova Scotia	19,250	1,762,147
BCE, Inc.	2,996	70,644
Black Diamond Group Ltd.	3,799	46,763
Bonterra Energy Corp.(2)	1,217	5,277
Boston Pizza Royalties Income Fund	312	4,712
Boyd Group Services, Inc.	729	63,324
Brookfield Asset Management Ltd., Class A	1,814	93,400
Brookfield Corp.	5,680	233,929
Brookfield Renewable Corp.	1,278	41,145
Brookfield Wealth Solutions Ltd.	150	6,185
BRP, Inc.	1,180	72,854
CAE, Inc.(2)	4,725	114,311
Cambria Gold Mines, Inc.(2)	72	51
Cameco Corp.	4,513	445,520
Canaccord Genuity Group, Inc.	26	273
Canada Goose Holdings, Inc.(1)(2)	3,936	32,517
Canadian Imperial Bank of Commerce	18,560	2,106,623
Canadian National Railway Co.	6,976	871,025
Canadian Pacific Kansas City Ltd.	6,689	619,648
Canadian Tire Corp. Ltd., Class A	2,864	388,121
Canfor Corp.(2)	1,793	18,694
Cascades, Inc.	5,013	59,862
CCL Industries, Inc., Class B	3,273	219,625
Celestica, Inc. (Toronto)(2)	6,184	1,855,445
Centerra Gold, Inc.	15,238	349,189
CGI, Inc.	2,187	164,678
Cineplex, Inc.(1)(2)	744	6,410
Cogeco Communications, Inc.	1,158	50,056
Colliers International Group, Inc.	48	4,823
Computer Modelling Group Ltd.	4,225	12,377
Defi Technologies, Inc.(1)(2)	22,784	13,316
Definity Financial Corp.	5,114	271,207
Descartes Systems Group, Inc.(2)	1,156	93,025
Discovery Mining Ltd.(2)	33,673	299,812
Docebo, Inc.(1)(2)	368	9,755
Dollarama, Inc.	4,738	598,493
Dorel Industries, Inc., Class B(1)(2)	698	801
DPM Metals, Inc.	14	634
DREAM Unlimited Corp., Class A	486	6,365
Eldorado Gold Corp.	13,214	591,887
Element Fleet Management Corp.	11,691	222,272
Empire Co. Ltd., Class A	6,729	232,416
Enghouse Systems Ltd.	498	6,234
EQB, Inc.	1,861	171,283

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Exchange Income Corp.	1,315	$113,601
Fairfax Financial Holdings Ltd.	540	880,485
Fiera Capital Corp.(1)	737	2,425
Finning International, Inc.	9,131	599,071
Firm Capital Mortgage Investment Corp.	1,518	12,771
First Mining Gold Corp.(2)	89,238	56,661
FirstService Corp. (Toronto)	493	68,606
Fortuna Mining Corp.(2)	27,777	335,300
George Weston Ltd.	4,055	284,504
Gildan Activewear, Inc.	2,102	109,639
goeasy Ltd.	438	13,359
Great-West Lifeco, Inc.	4,650	298,973
Hudbay Minerals, Inc.	31,832	911,126
Hydro One Ltd.	11,049	425,394
iA Financial Corp., Inc.	4,509	643,450
IAMGOLD Corp.(2)	20,392	417,124
IGM Financial, Inc.	1,466	91,274
InPlay Oil Corp.	1,543	19,583
Intact Financial Corp.	6,692	1,295,330
Interfor Corp.(2)	1,967	20,196
IsoEnergy Ltd.(2)	1,340	14,996
Journey Energy, Inc.(2)	4,350	18,424
K-Bro Linen, Inc.	404	13,619
Keel Infrastructure Corp.(1)(2)	8,647	27,077
Kinaxis, Inc.(2)	719	91,870
Kinross Gold Corp.	35,907	1,099,530
Labrador Iron Ore Royalty Corp.	2,516	48,071
Laurentian Bank of Canada	1,039	30,436
Leon's Furniture Ltd.	1,742	30,329
Linamar Corp.	3,213	228,906
Loblaw Cos. Ltd.	12,860	562,668
Magna International, Inc.	15,777	1,035,901
Manulife Financial Corp.	33,914	1,438,583
MDA Space Ltd.(1)(2)	6,837	197,471
Metro, Inc.	3,945	250,542
Montage Gold Corp.(2)	10,056	141,195
Mullen Group Ltd.	5,954	111,051
National Bank of Canada	8,772	1,346,038
Neo Performance Materials, Inc.	486	11,004
OceanaGold Corp.	14	412
Open Text Corp.	6,203	154,767
OR Royalties, Inc.	2,398	88,570
Orezone Gold Corp.(2)	62,568	121,439
Pan American Silver Corp.	18,009	935,176
Pason Systems, Inc.	4,353	46,547
Pet Valu Holdings Ltd.	2,730	36,697
Pizza Pizza Royalty Corp.	744	6,426
Polaris Renewable Energy, Inc.	725	7,627
Power Corp. of Canada	5,820	385,662
Propel Holdings, Inc.(1)	1,480	27,230
RB Global, Inc.	1,879	159,029
Real Matters, Inc.(1)(2)	4,253	13,901
Restaurant Brands International, Inc.	4,332	337,664

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Restaurant Brands International, Inc.	3,266	$254,356
Richelieu Hardware Ltd.	2,258	57,951
Rogers Communications, Inc., Class B	6,284	231,827
Royal Bank of Canada	13,960	2,854,550
Russel Metals, Inc.	3,753	199,761
Shopify, Inc., Class A(2)	4,505	663,975
Silvercorp Metals, Inc.	20,534	255,277
Spin Master Corp., VTG Shares	1,079	15,586
Sprott, Inc.(1)	884	116,200
Stantec, Inc.	1,867	136,123
Stella-Jones, Inc.	3,603	179,351
StorageVault Canada, Inc.	2,442	7,629
Sun Life Financial, Inc.	10,163	798,184
Talon Metals Corp.(2)	5,347	29,244
Teck Resources Ltd., Class B	7,783	530,734
TELUS Corp.	12,419	120,162
TELUS Corp.(2)	106	1,021
Tenaz Energy Corp.(1)(2)	3,038	142,633
TFI International, Inc.	1,649	221,564
Thomson Reuters Corp.(1)	904	96,913
TMX Group Ltd.	5,963	232,462
Torex Gold Resources, Inc.	954	46,635
Toromont Industries Ltd.	2,208	319,040
Toronto-Dominion Bank	21,585	2,611,319
TransAlta Corp.	10,500	127,050
Transcontinental, Inc., Class A	5,799	22,887
Triple Flag Precious Metals Corp.	1,124	37,825
Trisura Group Ltd.(2)	18	539
Valeura Energy, Inc.(2)	11,126	108,856
Wajax Corp.	1,528	32,799
West Fraser Timber Co. Ltd.	1,767	120,405
Western Copper & Gold Corp.(2)	3,857	9,740
Western Forest Products, Inc.(1)(2)	310	4,051
Westshore Terminals Investment Corp.	2,574	76,610
Wheaton Precious Metals Corp.	2,211	333,241
Winpak Ltd.	1,561	49,557
WSP Global, Inc.	1,217	165,302
		43,596,949
China — 0.0%
Chow Tai Fook Jewellery Group Ltd.(1)	7,200	11,854
K Wah International Holdings Ltd.(1)	7,000	1,837
		13,691
Denmark — 1.6%
AL Sydbank	3,529	372,381
Alm Brand AS	39,421	105,397
Bavarian Nordic AS(2)	818	27,604
Carlsberg AS, B Shares	229	31,369
cBrain AS	4	51
Chemometec AS	555	42,703
Coloplast AS, B Shares	181	12,863
Danske Bank AS	13,673	790,362
Demant AS(2)	400	17,893
DSV AS	571	119,982

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
FLSmidth & Co. AS	529	$48,435
Genmab AS, ADR(2)	6,385	211,727
H Lundbeck AS	8,767	57,380
H Lundbeck AS, A Shares	874	5,675
ISS AS	956	42,793
Jyske Bank AS	1,864	316,841
NKT AS(2)	2,053	291,736
Novo Nordisk AS, ADR	22,832	1,034,975
Novonesis Novozymes B, B Shares	5,084	365,246
Orsted AS(2)	4,022	84,710
Pandora AS	2,211	291,758
Ringkjoebing Landbobank AS	1,063	296,444
Rockwool AS, B Shares	2,852	91,400
Royal Unibrew AS	735	48,768
SJF Bank AS	300	21,464
Solar AS, B Shares(2)	221	7,016
SP Group AS	12	919
Tryg AS	2,210	52,765
Vestas Wind Systems AS	27,873	924,288
		5,714,945
Finland — 1.1%
Anora Group OYJ(1)	222	1,002
Bittium OYJ	3,037	130,783
Elisa OYJ	2,224	90,717
Hiab OYJ, B Shares	1,537	112,447
Huhtamaki OYJ	1,581	58,810
Kalmar OYJ, B Shares	1,196	53,801
Kemira OYJ	4,999	101,947
Kesko OYJ, B Shares	7,600	198,059
Kone OYJ, B Shares	2,604	159,274
Konecranes OYJ	6,345	217,593
Lassila & Tikanoja OYJ	294	2,442
Lumo Kodit OYJ	3,346	31,376
Luotea PLC	308	697
Mandatum OYJ(1)	3,085	22,704
Marimekko OYJ	899	10,006
Metso OYJ	8,595	177,576
Nokia OYJ, ADR	16,598	168,304
Nokian Renkaat OYJ(1)	6,625	126,524
Nordea Bank Abp	39,450	805,839
Orion OYJ, Class B	1,924	176,514
Outokumpu OYJ	16,828	110,043
Puuilo OYJ	6,051	119,762
Raisio OYJ, V Shares	803	2,290
Sampo OYJ, A Shares	16,197	182,532
Sampo OYJ (XCSE), A Shares	10,859	122,761
Sanoma OYJ	473	5,283
Stora Enso OYJ, R Shares	15,714	184,435
Taaleri PLC	312	2,640
Tokmanni Group Corp.(1)	2,519	21,615
UPM-Kymmene OYJ	8,739	243,982
Valmet OYJ	1,334	44,353
Wartsila OYJ Abp	4,921	158,960

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
YIT OYJ(2)	979	$3,799
		3,848,870
France — 7.7%
Aeroports de Paris SA(1)	2,209	276,824
Airbus SE	4,138	944,393
Alstom SA(1)(2)	4,822	91,609
Alten SA	1,589	141,450
Amundi SA	1,780	194,849
Antin Infrastructure Partners SA	4	41
Aperam SA	1,967	107,382
Arkema SA	1,968	136,967
Aubay	36	2,294
AXA SA	23,712	1,183,960
Ayvens SA	4,924	65,064
Beneteau SACA	1,246	8,428
BioMerieux	1,116	97,071
BNP Paribas SA	12,177	1,449,762
Bollore SE(1)	5,542	24,698
Bureau Veritas SA	8,732	276,341
Caisse Regionale de Credit Agricole Mutuel Nord de France	574	20,119
Capgemini SE	420	52,244
Carrefour SA	25,719	467,288
Cie de Saint-Gobain SA	13,979	1,266,984
Cie des Alpes	923	21,423
Cie Generale des Etablissements Michelin SCA	22,814	925,746
Coface SA	6,090	112,002
Credit Agricole SA	15,822	340,038
Danone SA	1,966	146,612
Dassault Systemes SE	3,691	97,753
Derichebourg SA	5,899	63,197
Edenred SE	1,296	45,207
Elior Group SA	6,063	14,408
Elis SA	4,405	122,449
Equasens	113	4,289
EssilorLuxottica SA	1,078	200,053
Eurazeo SE	571	33,286
Euroapi SA(2)	729	777
Eurofins Scientific SE	1,335	112,359
Euronext NV	2,132	403,623
Eutelsat Communications SACA(1)(2)	18,102	38,614
Forvia SE(2)	6,227	66,071
Genfit SA(2)	314	5,160
Getlink SE	12,679	277,435
GL Events SACA	274	9,378
Groupe LDLC(2)	32	469
Guerbet(2)	69	618
Hermes International SCA	245	448,204
ID Logistics Group SACA(2)	162	62,370
Interparfums SA	26	852
Ipsen SA	1,887	357,380
IPSOS SA	175	7,837
Jacquet Metals SACA	135	3,237
JCDecaux SE	4,907	134,119

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Kaufman & Broad SA	38	$1,056
Kering SA	1,731	510,078
Legrand SA	1,806	286,541
LISI SA	1,133	79,867
L'Oreal SA	1,462	650,965
Louis Hachette Group	15,828	32,867
Lumibird	648	18,705
LVMH Moet Hennessy Louis Vuitton SE	2,867	1,503,088
Maisons du Monde SA(1)(2)	954	240
Manitou BF SA	192	4,582
Mersen SA	2,142	94,511
Metropole Television SA(1)	1,690	23,521
Nacon SA(2)	13	1
Nexans SA	2,694	436,374
Nexity SA(1)(2)	1,385	10,614
Opmobility	3,687	53,952
Orange SA	64,367	1,150,851
Pernod Ricard SA	3,166	236,755
Planisware SA	1,072	31,147
Pluxee NV	2,880	53,577
Publicis Groupe SA	1,504	176,428
Pullup Entertainment	467	4,408
Remy Cointreau SA(1)	348	18,416
Renault SA	7,852	270,640
Rexel SA	7,410	308,874
Safran SA	7,593	2,967,646
Sanofi SA, ADR	22,722	1,007,948
Sartorius Stedim Biotech	264	60,058
Schneider Electric SE	1,860	636,642
SCOR SE	4,984	195,114
SEB SA	569	39,484
SES SA	30,445	173,034
SMCP SA(1)(2)	1,572	12,443
Societe BIC SA	967	76,442
Societe Generale SA	19,720	1,661,138
SOITEC(2)	469	62,777
Solutions 30 SE(2)	7,794	5,152
Sopra Steria Group	76	15,757
SPIE SA	3,148	159,034
STMicroelectronics NV, NY Shares	9,472	474,926
Teleperformance SE	996	80,477
Television Francaise 1 SA	2,865	22,708
Thales SA	1,527	433,096
Tikehau Capital SCA	769	14,941
Ubisoft Entertainment SA(2)	5,472	32,108
Unify Group(2)	175	350
Valeo SE	14,081	235,188
Valneva SE(1)(2)	6,494	20,382
Veolia Environnement SA	11,513	435,208
Vinci SA	13,149	1,723,942
Virbac SACA	214	80,110
Vivendi SE	13,176	24,644
Voltalia SA(1)(2)	1,013	8,036

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Vusion(1)	140	$20,893
X-Fab Silicon Foundries SE(1)(2)	5,841	41,008
		27,541,478
Germany — 7.1%
Adesso SE	188	13,919
adidas AG	4,755	832,825
AIXTRON SE	660	27,405
Allianz SE	4,171	2,175,240
Aroundtown SA	7,397	16,364
Atoss Software SE	328	38,449
Aumovio SE(2)	1,196	51,039
Aurubis AG	1,107	227,091
Auto1 Group SE(2)	270	7,030
BASF SE	6,380	391,700
Bayer AG	25,800	1,468,471
Bayerische Motoren Werke AG	4,546	326,154
BayWa AG(2)	309	939
Bechtle AG	156	6,735
Beiersdorf AG	1,143	104,648
Bijou Brigitte AG	361	19,631
Borussia Dortmund GmbH & Co. KGaA	3,445	13,247
Brenntag SE	2,691	195,828
CANCOM SE	734	18,674
Ceconomy AG(2)	3,187	15,179
Cewe Stiftung & Co. KGaA	271	33,222
Commerzbank AG(2)	18,658	845,518
Continental AG	3,986	328,778
CTS Eventim AG & Co. KGaA	2,356	159,289
Daimler Truck Holding AG	18,317	991,921
Datagroup SE	20	1,812
Delivery Hero SE(2)	1,575	66,890
Dermapharm Holding SE	469	21,257
Deutsche Bank AG	24,921	998,335
Deutsche Boerse AG	1,493	498,914
Deutsche Pfandbriefbank AG(2)	4,495	17,671
Deutsche Post AG	15,133	982,955
Deutsche Telekom AG	39,113	1,285,398
Deutz AG	6,834	100,786
Dr. Ing hc F Porsche AG, Preference Shares	877	46,024
Duerr AG	356	7,616
E.ON SE	38,894	803,144
ElringKlinger AG	570	3,443
Evonik Industries AG	10,080	222,377
Fielmann Group AG	499	22,567
flatexDEGIRO SE	4,001	177,668
Fraport AG Frankfurt Airport Services Worldwide	882	64,658
Fresenius Medical Care AG, ADR	606	13,780
Fresenius SE & Co. KGaA	3,346	175,184
GEA Group AG	4,021	313,005
GFT Technologies SE	222	6,513
Grenke AG	1,124	15,297
Hannover Rueck SE	1,824	545,053
Heidelberger Druckmaschinen AG(2)	1,974	3,378

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
HelloFresh SE(2)	6,052	$19,291
Henkel AG & Co. KGaA	745	60,880
Henkel AG & Co. KGaA, Preference Shares	1,162	102,293
Hensoldt AG	1,384	137,961
HOCHTIEF AG	427	206,914
Hornbach Holding AG & Co. KGaA	559	53,672
Infineon Technologies AG	22,743	1,482,550
Instone Real Estate Group SE	1,131	9,715
Jenoptik AG	1,267	58,541
JOST Werke SE	630	45,705
Jungheinrich AG, Preference Shares	2,733	83,501
KION Group AG	3,674	188,313
Knorr-Bremse AG	2,135	261,048
Koenig & Bauer AG(2)	166	1,737
Krones AG	409	57,240
Lang & Schwarz AG	574	12,053
Lanxess AG	1,552	26,862
LEG Immobilien SE	1,359	77,372
Mercedes-Benz Group AG	6,058	331,529
Merck KGaA	1,013	163,054
MTU Aero Engines AG	930	379,205
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,823	1,095,788
Mutares SE & Co. KGaA	434	12,760
Nagarro SE	135	12,193
Nemetschek SE	990	80,537
Nordex SE(2)	6,331	277,978
Norma Group SE	1,097	25,452
Patrizia SE	534	4,648
Pfeiffer Vacuum Technology AG	6	1,148
Pfisterer Holding SE	315	24,974
Porsche Automobil Holding SE, Preference Shares	3,792	124,821
ProCredit Holding AG	1,790	18,158
PVA TePla AG(2)	3	108
Qiagen NV	457	19,783
RENK Group AG	219	11,929
Rheinmetall AG	618	795,631
RTL Group SA	395	14,675
SAF-Holland SE	2,593	66,718
SAP SE, ADR	3,500	773,115
Sartorius AG, Preference Shares	81	23,353
Schaeffler AG	5,053	43,237
Schott Pharma AG & Co. KGaA	225	6,028
Scout24 SE	1,574	145,503
Secunet Security Networks AG	84	17,408
SGL Carbon SE(2)	1,327	6,341
Siemens AG	2,139	709,096
Siemens Energy AG	6,311	1,039,469
Siemens Healthineers AG	640	28,970
Siltronic AG(2)	672	61,576
Sixt SE	664	56,248
Sixt SE, Preference Shares	821	58,191
Stroeer SE & Co. KGaA	750	34,061
Symrise AG	2,316	247,474

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
TAG Immobilien AG	8,841	$129,525
Talanx AG	2,384	345,342
TeamViewer SE(2)	3,505	28,535
Tkms AG& Co. KGaA(2)	380	38,810
United Internet AG	2,691	85,067
Verbio SE(2)	298	10,820
Volkswagen AG	235	21,367
Volkswagen AG, Preference Shares	1,615	144,631
Vonovia SE	9,665	215,274
Wacker Neuson SE	1,642	43,422
Wuestenrot & Wuerttembergische AG	1,319	22,110
Zalando SE(2)	7,448	211,918
		25,596,649
Hong Kong — 1.6%
AIA Group Ltd.	85,800	829,480
ASMPT Ltd.	6,700	139,813
Bank of East Asia Ltd.	62,717	147,818
BOC Hong Kong Holdings Ltd.	62,500	419,215
Budweiser Brewing Co. APAC Ltd.(1)	2,100	1,603
Chow Sang Sang Holdings International Ltd.	17,000	30,319
CK Asset Holdings Ltd.	44,500	256,519
CK Hutchison Holdings Ltd.	1,000	8,929
Comba Telecom Systems Holdings Ltd.	222,000	20,648
Cowell e Holdings, Inc.(1)	8,000	25,984
Deep Source Holdings Ltd.(1)(2)	30,000	2,161
DFI Retail Group Holdings Ltd.	17,600	65,237
Dream International Ltd.	8,000	7,088
EC Healthcare(2)	3,000	161
Futu Holdings Ltd., ADR	187	22,840
Giordano International Ltd.	100,000	17,734
Hang Lung Group Ltd.	52,000	82,050
Hang Lung Properties Ltd.	67,852	60,330
HKT Trust & HKT Ltd.	128,000	199,221
Hong Kong Exchanges & Clearing Ltd.	11,200	605,544
Hongkong Land Holdings Ltd.	32,700	266,309
Hysan Development Co. Ltd.	51,000	103,524
IGG, Inc.	60,000	23,403
Jiaxin International Resources Investment Ltd.(1)(2)	1,600	12,783
Johnson Electric Holdings Ltd.	29,000	72,460
JS Global Lifestyle Co. Ltd.(1)(2)	57,000	10,593
Karrie International Holdings Ltd.	78,000	19,539
Kerry Properties Ltd.	27,000	63,381
Luk Fook Holdings International Ltd.	5,000	13,817
Man Wah Holdings Ltd.(1)	101,600	40,165
Modern Dental Group Ltd.	15,000	15,829
MTR Corp. Ltd.(1)	5,000	20,592
New World Development Co. Ltd.(1)(2)	65,000	54,532
Oriental Watch Holdings	8,000	3,421
PAX Global Technology Ltd.	50,000	25,982
Perfect Medical Health Management Ltd.	1,000	169
Sino Land Co. Ltd.	13,988	18,422
Stella International Holdings Ltd.(1)	38,500	60,828
Sun Hung Kai Properties Ltd.	38,500	568,650

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Swire Properties Ltd.	19,200	$58,642
Techtronic Industries Co. Ltd.	48,500	834,122
Texhong International Group Ltd.(2)	3,500	2,787
TVB Ltd.(2)	6,800	1,939
VSTECS Holdings Ltd.	44,000	55,367
VTech Holdings Ltd.(1)	7,000	45,676
Wharf Real Estate Investment Co. Ltd.	77,000	302,500
Yue Yuen Industrial Holdings Ltd.(1)	68,000	116,496
		5,754,622
Ireland — 0.5%
AIB Group PLC	35,749	454,866
Bank of Ireland Group PLC	27,314	602,629
Cairn Homes PLC	24,861	72,886
Glanbia PLC	2,578	66,269
Glenveagh Properties PLC(2)	24,111	68,645
Kerry Group PLC, A Shares	731	71,271
Kingspan Group PLC	2,310	274,658
Origin Enterprises PLC	6,130	32,839
Uniphar PLC	5,672	27,966
		1,672,029
Israel — 1.5%
AFI Properties Ltd.(2)	23	1,362
Africa Israel Residences Ltd.	2	157
Airport City Ltd.(2)	2,817	50,775
Alony Hetz Properties & Investments Ltd.	5,245	55,905
Alpha Tau Medical Ltd.(2)	7,082	99,927
Amos Luzon Development & Energy Group Ltd.	4,237	6,480
Amot Investments Ltd.	7,574	49,480
Analyst IMS Investment Management Services Ltd.	350	16,003
Argo Properties NV(2)	550	24,115
Aura Investments Ltd.	1,951	11,674
Ayalon Holdings Ltd.	1,780	102,087
Azrieli Group Ltd.	488	64,623
Baladi Ltd.	661	13,379
Bank Hapoalim BM	26,671	688,653
Bank Leumi Le-Israel BM	16,441	419,150
Bet Shemesh Engines Holdings 1997 Ltd.(2)	122	31,105
Big Shopping Centers Ltd.	296	67,108
Blue Square Real Estate Ltd.	210	21,077
Camtek Ltd.(2)	310	41,751
Ceragon Networks Ltd.(2)	7,412	15,343
Check Point Software Technologies Ltd.(2)	792	110,017
Compugen Ltd.(2)	11,124	28,477
Danel Adir Yeoshua Ltd.	355	50,346
Delek Automotive Systems Ltd.(2)	2,056	13,414
Delta Galil Ltd.	483	29,305
Direct Finance of Direct Group 2006 Ltd.	142	31,302
Electra Consumer Products 1970 Ltd.	135	2,974
Energix-Renewable Energies Ltd.	11,181	76,682
Enlight Renewable Energy Ltd.(2)	3,971	310,199
Etoro Group Ltd., Class A(2)	667	21,331
First International Bank Of Israel Ltd.	433	34,042
G City Ltd.	5,493	20,742

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Gilat Satellite Networks Ltd.(2)	424	$4,120
Global-e Online Ltd.(2)	1,350	50,422
Hilan Ltd.	584	47,285
ICL Group Ltd.	31,374	178,996
IES Holdings Ltd.(2)	90	20,909
Isracard Ltd.(2)	9,807	37,084
Israel Corp. Ltd.	3,166	89,100
Israel Discount Bank Ltd., A Shares	27,346	312,528
Isras Holdings Ltd.	4	508
Isras Investment Co. Ltd.	2	544
Ituran Location & Control Ltd.	716	36,487
Land Development Nimrodi Group Ltd.	820	10,971
Libra Insurance Co. Ltd.	2,287	21,688
Matrix IT Ltd.	873	32,166
Max Stock Ltd.	8,289	105,033
Meitav Investment House Ltd.	951	37,869
Melisron Ltd.	326	44,506
Mivne Real Estate KD Ltd.	17,988	77,463
Mivtach Shamir Holdings Ltd.	223	28,932
Mizrahi Tefahot Bank Ltd.	6,735	522,246
Monday.com Ltd.(2)	222	22,453
Nano Dimension Ltd., ADR(2)	2,700	4,239
Neto Malinda Trading Ltd.	100	3,897
Nexxen International Ltd.(2)	932	9,087
Norstar Holdings, Inc.(2)	340	828
Nova Ltd.(2)	561	197,042
Orion Retail Properties Ltd.(2)	683	386
OY Nofar Energy Ltd.(2)	8	444
Perion Network Ltd.(2)	1,347	13,122
Phoenix Financial Ltd.	5,410	339,417
Priortech Ltd.(2)	212	20,003
Qualitau Ltd.	187	20,496
Retailors Ltd.(2)	1,542	9,721
Summit Real Estate Holdings Ltd.	219	3,542
Tamar Petroleum Ltd.	637	5,964
Tel Aviv Stock Exchange Ltd.	3,472	147,733
Telsys Ltd.	214	25,344
Teva Pharmaceutical Industries Ltd., ADR(2)	9,472	341,466
Wix.com Ltd.(2)	223	19,680
YD More Investments Ltd.	2,543	34,909
ZIM Integrated Shipping Services Ltd.	386	10,576
		5,398,191
Italy — 2.9%
A2A SpA	1,640	4,458
ACEA SpA	2,994	72,862
Amplifon SpA	901	12,666
Arnoldo Mondadori Editore SpA	9,010	21,971
Azimut Holding SpA	3,267	146,898
Banca Generali SpA	1,953	149,776
Banca IFIS SpA(1)	1,226	21,241
Banca Mediolanum SpA	4,659	130,094
Banca Monte dei Paschi di Siena SpA	19,004	255,373
Banco BPM SpA	19,005	354,790

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Banco di Desio e della Brianza SpA	1,458	$29,610
BFF Bank SpA(1)(2)	12,039	43,947
BPER Banca SpA	42,839	708,986
Brembo NV	10,717	126,065
Brunello Cucinelli SpA(1)	909	92,704
Cairo Communication SpA	3,694	9,743
Carel Industries SpA	1,498	46,714
Credito Emiliano SpA	2,595	61,141
Davide Campari-Milano NV(1)	1,342	9,059
De' Longhi SpA	2,286	112,409
Digital Bros SpA(1)(2)	239	3,430
Enav SpA	2,210	12,848
Enel SpA	84,097	919,631
ERG SpA	472	12,194
Esprinet SpA	63	511
Ferrari NV	822	348,011
Fiera Milano SpA	1,583	14,599
Fila SpA	3,009	36,198
Fincantieri SpA(1)(2)	9,315	135,178
FinecoBank Banca Fineco SpA	14,944	411,380
Generali(1)	6,051	313,029
Geox SpA(2)	1,798	590
Haiki & SpA(2)	1,222	1,262
Infrastrutture Wireless Italiane SpA	576	4,133
Intesa Sanpaolo SpA	120,968	953,009
Iveco Group NV	2,189	35,445
Leonardo SpA	1,461	87,774
Maire SpA	88	1,277
MFE-MediaForEurope NV, Class A(1)	10,886	32,558
MFE-MediaForEurope NV, Class B(1)	4,011	17,023
Moncler SpA	3,113	169,976
Nexi SpA(1)	504	2,577
Orsero SpA	298	5,921
OVS SpA	10,966	75,896
Piaggio & C SpA(1)	3,530	8,219
Poste Italiane SpA	11,941	385,238
Prysmian SpA	3,703	517,593
RAI Way SpA	3,355	17,727
Recordati Industria Chimica e Farmaceutica SpA	1,514	92,387
Safilo Group SpA(2)	17,728	37,317
Salvatore Ferragamo SpA(2)	3,994	44,347
Sanlorenzo SpA	34	1,498
Sesa SpA	506	55,943
SOL SpA	908	59,379
Stellantis NV(1)(2)	19,489	107,706
Tamburi Investment Partners SpA(1)	1,916	21,865
Technogym SpA	3,579	55,031
Telecom Italia SpA(2)	16,389	149,075
Terna - Rete Elettrica Nazionale	13,796	156,023
UniCredit SpA	23,806	2,323,467
Unipol Assicurazioni SpA	4,738	155,288
Webuild SpA(1)	11,244	29,022
Wiit SpA	377	12,686
		10,234,768

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Japan — 22.7%
A&D HOLON Holdings Co. Ltd.	3,000	$54,133
Acom Co. Ltd.	14,100	42,846
AD Works Group Co. Ltd.	6,800	18,463
Advantest Corp.	8,700	1,820,800
Aeon Co. Ltd.	34,675	294,533
Aeon Hokkaido Corp.(1)	1,700	9,230
AIMECHATEC Ltd.	100	3,909
Ain Holdings, Inc.	700	26,922
Aiphone Co. Ltd.	1,100	19,697
Air Water, Inc.	12,300	201,563
Airport Facilities Co. Ltd.	1,800	10,884
Aisan Industry Co. Ltd.	200	2,969
Aisin Corp.	24,000	336,602
Aizawa Securities Group Co. Ltd.	1,200	13,904
Ajinomoto Co., Inc.	11,700	393,332
Akatsuki, Inc.	700	17,307
Akebono Brake Industry Co. Ltd.(2)	5,100	3,454
Alfresa Holdings Corp.	11,000	159,278
Alpen Co. Ltd.	100	1,494
Alps Alpine Co. Ltd.	14,200	199,341
Altech Corp.	2,100	11,676
Amano Corp.	500	12,388
Amvis Holdings, Inc.	4,800	12,489
And ST HD Co. Ltd.	1,200	25,372
Anycolor, Inc.	1,400	26,594
AOKI Holdings, Inc.	1,700	18,832
Aoyama Trading Co. Ltd.	12,200	58,973
Aozora Bank Ltd.	3,500	74,456
Arata Corp.	2,100	35,801
ARCLANDS Corp.	4,900	56,818
Asahi Co. Ltd.	1,300	10,784
Asahi Group Holdings Ltd.	900	9,434
Asahi Intecc Co. Ltd.	7,100	167,552
Asahi Kasei Corp.(1)	51,700	529,197
Asia Pile Holdings Corp.	4,000	38,914
Asics Corp.	16,200	454,295
Astellas Pharma, Inc.	62,900	932,568
Atrae, Inc.	100	559
Aucnet, Inc.	2,000	18,028
Autobacs Seven Co. Ltd.(1)	5,100	50,424
Avant Group Corp.	400	2,996
Avex, Inc.	1,800	14,609
Azbil Corp.(1)	400	3,811
AZ-COM MARUWA Holdings, Inc.	1,500	8,489
Bandai Namco Holdings, Inc.	12,700	454,870
Base Co. Ltd.	100	2,141
BayCurrent, Inc.	2,400	123,159
Bell System24 Holdings, Inc.	2,000	17,454
Belluna Co. Ltd.(1)	1,700	11,539
Bic Camera, Inc.	3,500	38,995
BIPROGY, Inc.	1,900	56,640
B-Lot Co. Ltd.	1,100	10,290

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
BML, Inc.	2,000	$45,911
Bookoff Group Holdings Ltd.	1,000	19,383
Bridgestone Corp.	39,600	1,023,028
Broadleaf Co. Ltd.	4,000	12,498
Brother Industries Ltd.	8,700	266,073
Business Engineering Corp.	1,500	13,727
Canon Marketing Japan, Inc.	3,000	70,043
Capcom Co. Ltd.	4,000	106,632
Carlit Co. Ltd.(1)	2,200	29,039
Celsys, Inc.	300	3,661
Central Automotive Products Ltd.	2,100	28,899
Charm Care Corp. KK	1,400	12,281
Chiba Bank Ltd.	9,100	159,684
Chori Co. Ltd.	700	18,674
Chugai Pharmaceutical Co. Ltd.	6,400	277,022
Chugai Ro Co. Ltd.	400	10,077
Coca-Cola Bottlers Japan Holdings, Inc.	7,600	186,938
COLOPL, Inc.	3,700	10,269
Computer Engineering & Consulting Ltd.	1,700	27,287
Comture Corp.	100	855
Cover Corp.(1)(2)	2,200	23,084
Credit Saison Co. Ltd.	5,800	168,982
Creek & River Co. Ltd.	100	966
Cresco Ltd.	2,300	29,574
Cross Cat Co. Ltd.	100	669
CyberAgent, Inc.	13,500	114,451
Cybozu, Inc.(1)	600	12,244
Dai Nippon Printing Co. Ltd.	9,700	187,481
Daifuku Co. Ltd.	5,500	198,286
Daihatsu Infinearth Mfg Co. Ltd.	800	15,532
Daiichi Jitsugyo Co. Ltd.	300	7,146
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.(1)	2,500	41,320
Daiichi Life Group, Inc.	102,400	1,171,182
Daiichi Sankyo Co. Ltd.	8,100	145,057
Daiichikosho Co. Ltd.	5,000	59,443
Daikin Industries Ltd.	1,700	218,962
Daiseki Co. Ltd.	1,800	42,693
Daishinku Corp.	5,100	25,052
Daito Trust Construction Co. Ltd.(1)	3,500	72,977
Daitron Co. Ltd.	1,800	45,280
Daiwa House Industry Co. Ltd.	8,800	256,860
Daiwa Securities Group, Inc.(1)	22,300	256,067
Daiwabo Holdings Co. Ltd.	5,100	121,090
DCM Holdings Co. Ltd.	5,100	50,819
DeNA Co. Ltd.(1)	3,800	61,113
Densan System Holdings Co. Ltd.	800	15,610
Denso Corp.	30,100	361,351
Dentsu Group, Inc.	4,800	111,119
Dentsu Soken, Inc.	600	10,708
Dexerials Corp.	12,600	240,256
Digital Arts, Inc.	400	11,485
Digital Hearts Holdings Co. Ltd.	100	662
Digital Information Technologies Corp.	200	1,210

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Dip Corp.	1,700	$19,601
Disco Corp.	600	215,396
Doshisha Co. Ltd.	2,500	47,387
Double Standard, Inc.	100	866
DTS Corp.	6,400	45,935
Duskin Co. Ltd.	300	8,862
Ebara Corp.	29,700	859,829
EDION Corp.	5,100	81,372
Eisai Co. Ltd.	1,100	32,692
Eizo Corp.	2,700	53,162
Elan Corp.	100	468
Elecom Co. Ltd.	3,900	49,156
Endo Lighting Corp.	700	11,240
Envipro Holdings, Inc.	100	493
ESPEC Corp.	700	17,419
F&M Co. Ltd.	100	1,697
FANUC Corp.	1,000	37,471
Fast Retailing Co. Ltd.	1,700	767,036
FCC Co. Ltd.	2,600	67,744
FFRI Security, Inc.	300	10,534
Fintech Global, Inc.	13,400	13,879
First Bank of Toyama Ltd.	4,700	99,582
Fixstars Corp.(1)	900	12,865
Foster Electric Co. Ltd.(1)	1,400	26,577
FP Corp.	2,800	49,185
Freebit Co. Ltd.	1,000	11,308
Fuji Electric Co. Ltd.	8,100	695,864
Fuji Media Holdings, Inc.	2,100	55,144
Fuji Seal International, Inc.	4,000	83,112
Fujibo Holdings, Inc.	2,700	57,892
FUJIFILM Holdings Corp.	5,700	120,247
Fujikura Composites, Inc.	900	15,322
Fujikura Kasei Co. Ltd.	2,500	15,046
Fujitsu Ltd.	16,300	391,305
Fukui Computer Holdings, Inc.	200	3,897
Fukuyama Transporting Co. Ltd.	700	27,563
FULLCAST Holdings Co. Ltd.	300	3,542
Funai Soken Holdings, Inc.	2,000	14,875
Furuno Electric Co. Ltd.	1,400	66,073
Futaba Industrial Co. Ltd.	8,400	58,994
Future Corp.	1,600	24,524
Fuyo General Lease Co. Ltd.	4,000	110,554
G-7 Holdings, Inc.	300	2,716
GA Technologies Co. Ltd.	1,100	10,980
Gakken Holdings Co. Ltd.	600	3,913
Gakujo Co. Ltd.	100	1,085
Genky DrugStores Co. Ltd.	1,700	38,917
Geo Holdings Corp.	800	12,197
Giftee Group, Inc.(2)	2,300	18,994
GLOBERIDE, Inc.	1,400	21,836
Glory Ltd.	4,900	148,396
GMO Payment Gateway, Inc.	900	53,197
Goldwin, Inc.	1,200	16,128

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Greens Co. Ltd.	700	$9,311
GS Yuasa Corp.	4,000	132,860
G-Tekt Corp.	1,000	14,587
Gun-Ei Chemical Industry Co. Ltd.	400	10,973
Gunze Ltd.	2,100	54,674
H.U. Group Holdings, Inc.	5,100	115,452
H2O Retailing Corp.	9,700	184,675
Hachijuni Nagano Bank Ltd.	18,100	306,152
Hakuhodo DY Holdings, Inc.	10,900	93,180
Hamakyorex Co. Ltd.	2,300	26,701
Hanwa Co. Ltd.	3,500	40,920
Happinet Corp.	2,800	66,790
Haseko Corp.	7,100	128,647
Hioki EE Corp.	900	60,989
Hirose Electric Co. Ltd.	2,300	371,190
Hitachi Construction Machinery Co. Ltd.	5,100	182,029
Hitachi Ltd.	3,800	129,005
Hochiki Corp.	5,100	61,745
Hokko Chemical Industry Co. Ltd.	1,800	22,703
Honda Motor Co. Ltd., ADR	11,924	381,091
H-One Co. Ltd.	1,400	13,159
Honeys Holdings Co. Ltd.	100	914
Horiba Ltd.	1,000	145,680
Hosiden Corp.	4,800	81,161
Hotland Holdings Co. Ltd.	100	1,018
Hoya Corp.	1,400	214,376
HS Holdings Co. Ltd.	5,100	36,259
Hulic Co. Ltd.	14,800	165,094
Ibiden Co. Ltd.	12,000	1,515,658
Ichigo, Inc.	6,000	15,088
Idec Corp.	500	11,661
IHI Corp.(1)	7,000	116,956
Iida Group Holdings Co. Ltd.	1,300	19,311
I'll, Inc.	100	1,584
i-mobile Co. Ltd.	300	977
IMV Corp.	1,000	13,049
Inaba Denki Sangyo Co. Ltd.	2,400	46,193
Inabata & Co. Ltd.	1,500	41,528
Ines Corp.	200	2,949
Innotech Corp.	1,500	32,240
Insource Co. Ltd.	400	1,873
Internet Initiative Japan, Inc.	3,800	80,542
Inui Global Logistics Co. Ltd.	200	2,712
IPS, Inc.(1)	700	18,421
Iriso Electronics Co. Ltd.	1,500	26,565
Isetan Mitsukoshi Holdings Ltd.	10,700	234,608
ITmedia, Inc.	100	769
Itoki Corp.	1,800	29,959
IwaiCosmo Holdings, Inc.	2,200	64,666
Izumi Co. Ltd.	2,700	17,413
J Front Retailing Co. Ltd.	13,400	247,136
JAC Recruitment Co. Ltd.	800	5,041
Jaccs Co. Ltd.(1)	1,200	28,695

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Japan Airport Terminal Co. Ltd.	2,400	$88,592
Japan Aviation Electronics Industry Ltd.	5,100	78,917
Japan Business Systems, Inc.(1)	1,000	10,359
Japan Exchange Group, Inc.	18,000	251,528
Japan Lifeline Co. Ltd.	5,900	58,898
Japan Material Co. Ltd.	1,800	23,940
Japan Post Bank Co. Ltd.	17,900	379,100
Japan Post Holdings Co. Ltd.	39,900	617,447
Japan Post Insurance Co. Ltd.	20,400	215,228
Japan Pulp & Paper Co. Ltd.	5,300	39,944
Japan System Techniques Co. Ltd.	1,100	13,515
Japan Wool Textile Co. Ltd.	3,500	43,185
JBCC Holdings, Inc.	2,400	26,874
Jeol Ltd.	3,500	153,985
JINS Holdings, Inc.	500	18,728
J-Lease Co. Ltd.	200	1,740
J-Oil Mills, Inc.	1,600	23,230
Joshin Corp.	1,800	50,972
Joyful Honda Co. Ltd.	4,000	55,934
JP-Holdings, Inc.	3,500	14,707
JTEKT Corp.	20,600	275,385
Justsystems Corp.	700	18,728
JVCKenwood Corp.	12,300	79,223
Kaga Electronics Co. Ltd.	3,200	101,075
Kamigumi Co. Ltd.	900	27,506
Kanamoto Co. Ltd.	2,000	69,013
Kanematsu Corp.	13,600	191,289
Kanro, Inc.	2,900	19,695
Kao Corp.	13,400	305,082
Kato Sangyo Co. Ltd.	800	33,421
KDDI Corp.	48,400	894,083
Keihanshin Building Co. Ltd.(1)	4,800	33,671
KEIWA, Inc.(1)	1,300	9,638
Keyence Corp.	200	104,209
KH Neochem Co. Ltd.	2,000	43,268
Kibun Foods, Inc.	1,500	10,673
Kirin Holdings Co. Ltd.	12,700	242,462
Kitz Corp.	8,400	100,286
Koa Corp.	1,500	21,907
Kohnan Shoji Co. Ltd.	1,600	44,946
Kohoku Kogyo Co. Ltd.	500	15,445
Koito Manufacturing Co. Ltd.	5,600	94,327
Kojima Co. Ltd.	1,600	13,859
Komatsu Ltd.	24,300	1,123,806
Komatsu Wall Industry Co. Ltd.	700	12,448
KOMEDA Holdings Co. Ltd.	200	3,701
Komeri Co. Ltd.	1,900	45,871
Konica Minolta, Inc.	30,100	124,818
Konoike Transport Co. Ltd.	1,700	30,970
Konoshima Chemical Co. Ltd.	1,000	10,376
KRS Corp.	700	13,909
K's Holdings Corp.	5,500	66,991
Kubota Corp.	20,900	381,320

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Kureha Corp.	1,100	$31,145
Kurita Water Industries Ltd.	4,400	221,017
Kusuri No. Aoki Holdings Co. Ltd.(1)	1,200	30,909
Kyocera Corp.	26,600	605,163
Kyowa Kirin Co. Ltd.	1,300	21,408
Kyushu Railway Co.	400	9,058
Lacto Japan Co. Ltd.	600	13,013
Lasertec Corp.	3,000	626,888
Leopalace21 Corp.	7,700	30,992
LIFULL Co. Ltd.	5,100	7,644
Link & Motivation, Inc.	100	464
Lintec Corp.(1)	3,400	116,814
Lion Corp.	8,400	99,946
Lixil Corp.(1)	9,500	105,162
LY Corp.	5,300	18,469
M3, Inc.	1,000	11,502
Mabuchi Motor Co. Ltd.	13,600	149,641
Macbee Planet, Inc.	400	3,213
Maeda Kosen Co. Ltd.	1,000	12,899
Maezawa Holdings Co. Ltd.	800	9,518
Mani, Inc.	4,000	39,290
MarkLines Co. Ltd.	100	988
Marubun Corp.	2,200	25,984
Marui Group Co. Ltd.	10,300	188,183
Maruwa Co. Ltd.	200	65,959
Maruzen Showa Unyu Co. Ltd.	500	22,990
MatsukiyoCocokara & Co.	7,000	114,480
Maxell Ltd.	5,100	83,522
Medipal Holdings Corp.	8,900	160,870
Meidensha Corp.	1,100	81,136
MEIJI Holdings Co. Ltd.	7,900	221,966
Meiko Electronics Co. Ltd.	2,100	258,360
MEITEC Group Holdings, Inc.	2,300	49,244
Meito Co. Ltd.(1)	900	19,558
Meiwa Corp.	300	1,845
Menicon Co. Ltd.	3,900	46,588
Mercari, Inc.(2)	2,700	78,312
Micronics Japan Co. Ltd.	4,900	388,913
MIMAKI ENGINEERING Co. Ltd.	900	11,028
Minebea Mitsumi, Inc.	9,600	201,625
Miraini Holdings Co. Ltd.	1,200	18,057
Mirarth Holdings, Inc.	8,400	24,414
Mitsuba Corp.	2,700	22,405
Mitsubishi Electric Corp.	13,600	470,923
Mitsubishi Estate Co. Ltd.	14,800	348,384
Mitsubishi Gas Chemical Co., Inc.	3,000	73,876
Mitsubishi HC Capital, Inc.	40,000	348,273
Mitsubishi Heavy Industries Ltd.	32,300	782,709
Mitsubishi Logistics Corp.	7,600	72,528
Mitsubishi Motors Corp.(1)	7,100	17,411
Mitsubishi Research Institute, Inc.	500	16,133
Mitsubishi Steel Manufacturing Co. Ltd.	1,200	18,403
Mitsubishi UFJ Financial Group, Inc., ADR	124,536	2,833,194

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Mitsui Chemicals, Inc.	12,000	$163,380
Mitsui Fudosan Co. Ltd.	22,200	209,995
Mitsui-Soko Holdings Co. Ltd.	5,700	119,293
MIXI, Inc.	100	2,278
Miyaji Engineering Group, Inc.	1,100	11,061
Mizuho Financial Group, Inc., ADR(1)	141,519	1,505,762
Monex Group, Inc.	10,600	49,179
MonotaRO Co. Ltd.	5,000	60,417
Morinaga & Co. Ltd.	4,900	77,753
Morinaga Milk Industry Co. Ltd.	14,400	103,148
Moriya Transportation Engineering & Manufacturing Co. Ltd.(1)	600	8,290
MS&AD Insurance Group Holdings, Inc.	22,200	705,123
MTG Co. Ltd.	300	17,281
m-up Holdings, Inc.	200	1,044
Murata Manufacturing Co. Ltd.	12,500	555,501
Musashi Seimitsu Industry Co. Ltd.(1)	1,300	26,232
Nagano Keiki Co. Ltd.	1,200	31,548
Nagase & Co. Ltd.	23,400	171,253
Nakanishi, Inc.	1,700	33,234
NEC Capital Solutions Ltd.	600	15,947
NEC Corp.	22,800	695,223
Net Protections Holdings, Inc.(2)	6,000	16,770
Nexon Co. Ltd.	500	9,898
Nextage Co. Ltd.	2,200	46,417
NGK Corp.	9,800	323,826
NHK Spring Co. Ltd.	6,300	134,586
Nichicon Corp.	4,900	83,869
NIDEC Corp.	800	12,865
Nifco, Inc.	5,100	168,506
Nihon Dempa Kogyo Co. Ltd.	2,300	39,546
Nihon Dengi Co. Ltd.	2,000	29,416
Nihon House Holdings Co. Ltd.	200	411
Nihon Kohden Corp.	6,100	57,469
Nihon M&A Center Holdings, Inc.	7,400	31,703
Nihon Seiko Co. Ltd.	800	9,414
Nihon Yamamura Glass Co. Ltd.	800	14,734
Nikon Corp.	5,100	61,320
Nintendo Co. Ltd.	1,800	101,464
Nippon Carbide Industries Co., Inc.	800	16,917
NIPPON EXPRESS HOLDINGS, Inc.	9,800	353,252
Nippon Parking Development Co. Ltd.	13,300	22,462
Nippon Seiki Co. Ltd.	400	6,811
Nippon Shinyaku Co. Ltd.	5,500	122,046
Nippon Soda Co. Ltd.	3,000	75,090
Nippon Television Holdings, Inc.	2,100	39,898
Nipro Corp.	10,400	100,098
Nishikawa Rubber Co. Ltd.	900	21,029
Nishio Holdings Co. Ltd.	1,000	29,014
Nissan Chemical Corp.	3,900	199,833
Nissan Motor Co. Ltd.(1)(2)	104,900	214,489
Nissha Co. Ltd.	5,100	40,705
Nisshin Group Holdings Co. Ltd.	2,200	9,317
Nissin Foods Holdings Co. Ltd.(1)	3,900	72,936

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Niterra Co. Ltd.	6,700	$348,105
Nitori Holdings Co. Ltd.	6,300	120,200
Nitta Corp.	600	25,227
Nitto Denko Corp.	16,400	358,158
Nohmi Bosai Ltd.	200	5,343
Nojima Corp.	16,900	135,074
NOK Corp.	1,800	34,580
Noritz Corp.	1,800	27,172
NPR-RIKEN Corp.	1,600	39,701
NS Solutions Corp.	1,000	25,243
NSD Co. Ltd.	1,200	22,246
NSK Ltd.	13,800	95,117
NTT, Inc.	156,100	168,314
Oat Agrio Co. Ltd.	700	12,347
Obic Co. Ltd.	500	15,908
Oji Holdings Corp.(1)	18,900	104,321
Okamoto Machine Tool Works Ltd.	100	2,964
Oki Electric Industry Co. Ltd.	6,700	119,724
Okura Industrial Co. Ltd.	400	14,291
Olympus Corp.(1)	28,700	378,893
Omron Corp.	400	16,573
Ono Pharmaceutical Co. Ltd.	15,400	236,359
Onward Holdings Co. Ltd.	3,500	16,452
Open House Group Co. Ltd.	2,500	124,330
Open Up Group, Inc.	100	1,292
Optex Group Co. Ltd.	2,800	57,046
Oracle Corp.	100	5,899
Orient Corp.	8,300	44,954
Oriental Land Co. Ltd.(1)	500	9,464
ORIX Corp., ADR	30,477	1,187,689
Osaki Electric Co. Ltd.	2,900	27,934
Otsuka Corp.	5,300	119,702
Otsuka Holdings Co. Ltd.	4,900	375,780
Oyo Corp.	100	1,778
Pack Corp.	2,600	25,003
PAL GROUP Holdings Co. Ltd.	2,400	22,700
Pan Pacific International Holdings Corp.	25,800	130,247
Park24 Co. Ltd.	5,100	63,945
Pasona Group, Inc.	200	2,173
Persol Holdings Co. Ltd.	39,500	74,479
PIA Corp.	1,000	17,347
Pigeon Corp.	3,800	50,313
Pilot Corp.	3,900	51,356
Piolax, Inc.	200	2,169
Plus Alpha Consulting Co. Ltd.(1)	1,800	25,235
Port, Inc.	800	11,434
Premium Group Co. Ltd.	1,900	24,981
Prestige International, Inc.	5,100	22,920
Pro-Ship, Inc.	1,000	14,131
Qol Holdings Co. Ltd.	1,000	15,206
Quick Co. Ltd.	300	1,622
Raccoon Holdings, Inc.	100	406
Rakus Co. Ltd.	600	4,370

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Rakuten Group, Inc.(2)	22,400	$108,150
Rasa Industries Ltd.(1)	3,500	46,747
Recruit Holdings Co. Ltd.	8,500	962,656
Relo Group, Inc.	2,300	31,793
Renesas Electronics Corp.	5,100	106,659
Rengo Co. Ltd.	12,700	129,308
Resona Holdings, Inc.	52,200	818,512
Ricoh Co. Ltd.	16,000	169,209
Ricoh Leasing Co. Ltd.	1,400	60,031
Rinnai Corp.	3,400	77,088
Rion Co. Ltd.	100	2,074
Riso Kyoiku Group Corp.(1)	5,100	6,696
RYODEN Corp.	100	2,973
Ryohin Keikaku Co. Ltd.	16,100	436,324
Ryoyo Ryosan Holdings, Inc.	600	12,206
Sakai Moving Service Co. Ltd.	800	14,973
Sakura Internet, Inc.(1)	500	12,218
Samco, Inc.	300	16,337
Sangetsu Corp.	1,700	34,241
Sanko Gosei Ltd.	1,800	10,280
Sankyu, Inc.	1,800	93,611
Sanrio Co. Ltd.	19,100	154,070
Sansan, Inc.	1,400	20,283
Sansei Technologies, Inc.	700	12,035
Sanshin Electronics Co. Ltd.	600	12,602
Santen Pharmaceutical Co. Ltd.	10,900	128,120
Sanwa Holdings Corp.	6,200	140,766
Sato Corp.	1,500	26,601
SBI Holdings, Inc.	3,700	76,439
SBS Holdings, Inc.(1)	500	16,337
SCREEN Holdings Co. Ltd.	3,100	260,858
Scroll Corp.	200	2,263
Secom Co. Ltd.	1,400	56,666
Seika Corp.	1,200	23,817
Seiko Epson Corp.	18,200	366,263
Seiko Group Corp.	3,200	235,067
Seino Holdings Co. Ltd.	5,600	97,317
Seiren Co. Ltd.	1,300	28,388
Sekisui Chemical Co. Ltd.	2,700	44,758
Sekisui House Ltd.	5,100	109,966
Senko Group Holdings Co. Ltd.	10,500	146,914
Seria Co. Ltd.	500	13,835
SG Holdings Co. Ltd.(1)	6,900	65,327
Sharingtechnology, Inc.	2,800	28,272
Sharp Corp.(2)	4,000	16,566
Shibaura Mechatronics Corp.(1)	3,900	97,988
SHIFT, Inc.	5,100	30,550
Shimadzu Corp.	700	17,901
Shimamura Co. Ltd.	2,400	49,186
Shimano, Inc.	200	24,902
Shin Nippon Air Technologies Co. Ltd.	1,100	21,915
Shindengen Electric Manufacturing Co. Ltd.	1,000	19,646
Shin-Etsu Polymer Co. Ltd.	3,100	43,293

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Shinsho Corp.	300	$5,786
Shionogi & Co. Ltd.	20,000	363,567
Ship Healthcare Holdings, Inc.	5,100	76,162
Shiseido Co. Ltd.	17,000	396,559
Shizuoka Financial Group, Inc.	17,700	406,473
SIGMAXYZ Holdings, Inc.	2,400	8,532
Siix Corp.	4,800	48,025
SK-Electronics Co. Ltd.	600	12,240
SKY Perfect JSAT Corp.	7,900	103,002
Skylark Holdings Co. Ltd.	5,100	107,404
SoftBank Corp.	356,700	528,359
SoftBank Group Corp.	57,000	1,836,235
Softcreate Holdings Corp.	200	2,753
Soken Chemical & Engineering Co. Ltd.	2,000	47,487
Sompo Holdings, Inc.	22,300	950,116
Sony Financial Group, Inc., ADR	7,852	38,318
Sony Group Corp., ADR	31,530	774,377
Sparx Group Co. Ltd.	1,600	26,129
S-Pool, Inc.	5,100	9,184
Square Enix Holdings Co. Ltd.(1)	5,000	92,471
SRA Holdings	1,000	31,194
SRS Holdings Co. Ltd.(1)	3,000	29,973
Stanley Electric Co. Ltd.	5,800	131,264
Studio Alice Co. Ltd.	100	1,188
Subaru Corp.	6,900	114,400
Sugi Holdings Co. Ltd.	10,600	87,617
Sumida Corp.	3,200	24,229
Sumitomo Electric Industries Ltd.	126,400	1,750,386
Sumitomo Forestry Co. Ltd.	9,800	82,393
Sumitomo Mitsui Financial Group, Inc., ADR(1)	54,384	1,405,283
Sumitomo Mitsui Trust Group, Inc.	66,800	739,494
Sumitomo Realty & Development Co. Ltd.	5,200	107,861
Sumitomo Rubber Industries Ltd.	9,700	135,558
Sumitomo Warehouse Co. Ltd.(1)	700	18,480
Suncall Corp.(1)	2,200	28,470
Sundrug Co. Ltd.	1,000	23,371
Suntory Beverage & Food Ltd.	800	22,542
Sun-Wa Technos Corp.(1)	1,300	34,533
Suzuken Co. Ltd.	1,800	57,969
Suzuki Co. Ltd.	1,300	25,266
Suzuki Motor Corp.	23,100	319,804
Sysmex Corp.	15,700	193,245
System Support Holdings, Inc.	1,000	8,971
Systena Corp.	9,500	27,260
Syuppin Co. Ltd.	2,600	19,477
T RAD Co. Ltd.	3,000	29,582
T&D Holdings, Inc.	15,300	464,265
Tachibana Eletech Co. Ltd.	700	17,679
Taiyo Yuden Co. Ltd.(1)	5,600	318,232
Takara & Co. Ltd.	200	5,418
Takashimaya Co. Ltd.	16,800	246,088
Takeda Pharmaceutical Co. Ltd., ADR	11,532	207,345
Tamron Co. Ltd.	13,600	117,502

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Tazmo Co. Ltd.	800	$17,450
TBS Holdings, Inc.	1,500	56,415
TDK Corp.	38,300	733,398
TechMatrix Corp.	2,600	40,143
Teijin Ltd.	13,800	151,261
Tera Probe, Inc.	400	28,042
Terasaki Electric Co. Ltd.	400	10,549
Terumo Corp.	1,000	15,759
Tess Holdings Co. Ltd.	4,100	16,536
TISI, Inc.	5,200	129,082
TKC Corp.	200	5,181
TOA ROAD Corp.	2,000	20,308
TOBISHIMA HOLDINGS, Inc.	900	12,220
TOC Co. Ltd.	1,900	12,283
Tocalo Co. Ltd.	1,900	32,753
Toho Co. Ltd.	4,700	46,510
Toho Co. Ltd.	2,400	21,391
Tokai Corp.	1,800	28,640
Tokio Marine Holdings, Inc.	37,100	1,781,406
Tokyo Century Corp.	7,000	117,755
Tokyo Electron Device Ltd.(1)	2,300	61,349
Tokyo Electron Ltd.	4,000	1,400,006
Tokyo Metro Co. Ltd.	1,900	17,500
Tokyo Rope Manufacturing Co. Ltd.	1,300	15,822
Tokyo Seimitsu Co. Ltd.	1,400	153,887
Tokyo Tatemono Co. Ltd.	8,200	176,343
Tokyo Tekko Co. Ltd.	2,400	30,896
Tokyu Fudosan Holdings Corp.	25,000	207,480
Toli Corp.	2,600	11,608
Tomoku Co. Ltd.	1,100	30,599
Tomy Co. Ltd.	5,400	126,522
TOPPAN Holdings, Inc.	5,100	161,692
Toray Industries, Inc.	47,200	378,598
Torex Semiconductor Ltd.	100	1,230
Toshiba TEC Corp.	1,100	21,684
Totech Corp.	1,200	28,761
TOTO Ltd.	4,800	191,271
Toyo Seikan Group Holdings Ltd.	6,000	168,764
Toyo Tire Corp.	7,200	168,645
Toyobo Co. Ltd.	5,100	53,124
Toyoda Gosei Co. Ltd.	8,100	277,320
Toyota Boshoku Corp.(1)	3,700	52,538
Toyota Motor Corp., ADR	9,793	1,924,716
Transaction Co. Ltd.	2,600	19,265
Transcosmos, Inc.	600	13,957
TRE Holdings Corp.	1,800	21,582
Treasure Factory Co. Ltd.	800	10,281
Trend Micro, Inc.	5,000	187,671
Trusco Nakayama Corp.	1,700	25,774
TS Tech Co. Ltd.	3,500	40,378
Tsukuba Bank Ltd.	5,100	24,042
Tsuruha Holdings, Inc.	8,175	118,194
Tsuzuki Denki Co. Ltd.	700	18,715

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
TV Asahi Holdings Corp.	1,500	$29,420
Tv Tokyo Holdings Corp.	100	2,172
Uchida Yoko Co. Ltd.	4,000	58,575
Unicharm Corp.	8,800	54,977
Unipres Corp.	5,100	42,650
United Arrows Ltd.	600	9,270
Unitika Ltd.(2)	4,800	49,881
Ushio, Inc.	1,300	31,408
USS Co. Ltd.	12,600	157,135
UT Group Co. Ltd.	7,700	11,493
Valqua Ltd.(1)	300	12,627
Vector, Inc.	2,100	28,704
Vital KSK Holdings, Inc.	2,400	24,923
VT Holdings Co. Ltd.(1)	3,900	13,117
Wacom Co. Ltd.	7,500	39,025
Wakita & Co. Ltd.	1,100	13,274
West Japan Railway Co.(1)	3,100	58,471
Will Group, Inc.	100	753
Workman Co. Ltd.	600	23,378
World Co. Ltd.	5,400	54,926
Xebio Holdings Co. Ltd.	100	726
YAMABIKO Corp.	1,200	32,989
Yamada Holdings Co. Ltd.	22,200	99,468
Yamae Group Holdings Co. Ltd.	1,500	26,827
Yamaguchi Financial Group, Inc.	8,500	171,628
Yamaha Corp.	16,100	134,685
Yamaha Motor Co. Ltd.	37,000	440,778
Yamaichi Electronics Co. Ltd.	2,300	115,143
Yamami Co.	300	11,371
Yamatane Corp.(1)	1,000	12,996
Yamato Holdings Co. Ltd.	2,900	35,353
Yaskawa Electric Corp.	1,900	56,319
Yellow Hat Ltd.	2,100	23,162
Yokogawa Electric Corp.	1,000	31,793
Yokohama Financial Group, Inc.	13,100	159,009
Yokohama Rubber Co. Ltd.	6,500	300,027
Yokorei Co. Ltd.(1)	4,800	65,999
Yonex Co. Ltd.(1)	2,200	38,190
Yuasa Co. Ltd.	400	16,111
Yushiro, Inc.	700	13,020
Zenkoku Hosho Co. Ltd.	2,900	58,250
Zenrin Co. Ltd.	3,700	21,656
ZIGExN Co. Ltd.(1)	600	1,737
ZOZO, Inc.	2,700	19,437
		81,613,092
Netherlands — 4.3%
Aalberts NV	3,100	157,994
ABN AMRO Bank NV, CVA	19,670	953,802
Acomo NV	293	8,223
Adyen NV(2)	75	90,845
Aegon Ltd.	36,132	330,247
AerCap Holdings NV	4,662	680,372
Akzo Nobel NV(1)	4,316	308,795

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Alfen NV(1)(2)	1,474	$19,660
Allfunds Group PLC	3,707	38,170
Arcadis NV	362	18,761
ASM International NV	645	606,600
ASML Holding NV, NY Shares	2,366	4,012,760
ASR Nederland NV	6,977	587,951
BE Semiconductor Industries NV	631	143,666
Brunel International NV(1)	96	848
Coca-Cola Europacific Partners PLC	3,704	400,106
Constellium SE(2)	10,753	284,202
Corbion NV	3,022	70,919
DSM-Firmenich AG	1,360	151,049
Ferrari Group PLC	1,418	13,129
Flow Traders Ltd.(2)	923	31,367
ForFarmers NV	3,007	20,161
Heineken Holding NV	164	13,007
Heineken NV	5,537	467,471
IMCD NV	28	3,257
ING Groep NV, ADR	52,139	1,841,549
InPost SA(2)	11,204	202,707
Kendrion NV	903	20,567
Koninklijke Ahold Delhaize NV	26,124	929,549
Koninklijke BAM Groep NV	11,042	149,100
Koninklijke Heijmans NV, CVA	2,116	217,619
Koninklijke KPN NV	111,572	535,657
Koninklijke Philips NV, NY Shares	3,135	83,297
Magnum Ice Cream Co. NV(2)	2,311	47,191
NN Group NV	10,129	915,745
Pharming Group NV(2)	15,007	17,223
PostNL NV	12,458	13,047
Prosus NV(2)	3,852	171,592
Randstad NV(1)	997	46,857
SIF Holding NV(2)	613	2,701
Signify NV	34	608
TKH Group NV, CVA	1,439	86,486
Triodos Bank NV, DUTCH CERTIFICATE	660	27,182
Universal Music Group NV	17,907	304,321
Van Lanschot Kempen NV, CVA	973	75,265
Wolters Kluwer NV	2,637	216,935
		15,318,560
New Zealand — 0.2%
Auckland International Airport Ltd.(1)	17,527	91,799
Chorus Ltd.(1)	12,827	67,336
EBOS Group Ltd.	1,144	14,274
Eroad Ltd.(2)	11,191	6,493
Fisher & Paykel Healthcare Corp. Ltd.	5,068	133,124
Fletcher Building Ltd.(2)	66,328	156,258
Freightways Group Ltd.	2,571	19,938
Infratil Ltd.(1)	5,368	45,824
KMD Brands Ltd.(1)(2)	395	395
Mercury NZ Ltd.	15,919	63,108
Meridian Energy Ltd.	14,871	48,659
Spark New Zealand Ltd.	57,384	72,657

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
TOWER Ltd.	10,158	$11,246
		731,111
Norway — 0.8%
2020 Bulkers Ltd.	1,109	493
Aker ASA, A Shares	496	83,645
Atea ASA(2)	1,054	20,144
B2 Impact ASA	17,848	50,327
Bakkafrost P	659	32,096
Borregaard ASA	1,792	30,420
Bouvet ASA	1,946	10,670
DNB Bank ASA	12,758	434,500
Elopak ASA	8,820	35,101
Europris ASA	3,778	35,641
Gjensidige Forsikring ASA	1,618	49,017
Kid ASA	2,036	26,811
Kitron ASA	8,023	79,047
Kongsberg Automotive ASA(2)	88,056	18,927
Leroy Seafood Group ASA	6,474	31,449
Mowi ASA	3,197	70,221
Norbit ASA	899	15,958
Norsk Hydro ASA	34,117	344,446
Norske Skog ASA(2)	2,898	15,259
OKEA ASA(2)	3,231	13,464
Orkla ASA	6,592	67,239
Pareto Bank ASA	2,074	13,059
Petronor E&P ASA(2)	154	192
PPI Public Property Invest AB, Class A	3,644	7,140
Prosafe SE(2)	15,295	8,742
Protector Forsikring ASA	34	1,736
Salmar ASA	901	54,846
SATS ASA(2)	9,179	44,150
Scatec ASA(2)	6,789	70,052
Sea1 offshore, Inc.	40	118
Solstad Offshore ASA	577	4,259
SpareBank 1 Nord Norge	10,393	189,449
Sparebank 1 Oestlandet	2,981	63,579
SpareBank 1 SMN	7,174	162,554
SpareBank 1 Sor-Norge ASA	6,559	157,093
Storebrand ASA	14,670	321,406
Telenor ASA	9,691	142,026
TGS ASA	7,080	103,171
TOMRA Systems ASA	74	855
Veidekke ASA	29	651
Vend Marketplaces ASA, B Shares	2,313	64,068
Wilh Wilhelmsen Holding ASA, Class A	248	21,681
		2,895,702
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	365,233	474,384
Corticeira Amorim SGPS SA	2,475	20,163
CTT-Correios de Portugal SA	482	3,667
EDP Renewables SA(1)	2,387	37,858
Jeronimo Martins SGPS SA	3,345	69,848
Navigator Co. SA	10,495	39,547

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
NOS SGPS SA	5,048	$29,470
Sonae SGPS SA	34,294	79,780
		754,717
Singapore — 1.7%
Capitaland India Trust	21,192	16,244
CapitaLand Investment Ltd.(1)	41,200	85,738
Centurion Corp. Ltd.	24,800	31,033
China Sunsine Chemical Holdings Ltd.	32,900	17,063
City Developments Ltd.	8,800	57,546
ComfortDelGro Corp. Ltd.(1)	162,100	164,317
DBS Group Holdings Ltd.	31,010	1,885,763
Food Empire Holdings Ltd.	13,400	24,302
Grab Holdings Ltd., Class A(2)	8,785	31,099
Hafnia Ltd.	6,457	54,653
Hong Fok Corp. Ltd.	23,400	15,993
Hutchison Port Holdings Trust, U Shares	265,900	54,500
Netlink NBN Trust	65,800	50,473
Oversea-Chinese Banking Corp. Ltd.	49,000	1,212,612
Pan-United Corp. Ltd.	26,600	32,785
Propnex Ltd.(1)	8,300	11,681
Samudera Shipping Line Ltd.	23,600	17,077
SATS Ltd.	33,080	101,901
Sea Ltd., ADR(2)	1,966	223,102
Sheng Siong Group Ltd.	39,800	100,740
Singapore Exchange Ltd.	22,600	452,404
Singapore Telecommunications Ltd.	51,400	183,282
Stamford Land Corp. Ltd.	6,400	2,339
StarHub Ltd.(1)	22,400	19,910
United Overseas Bank Ltd.	25,500	831,117
UOL Group Ltd.	14,100	100,503
Venture Corp. Ltd.	8,100	107,650
Wee Hur Holdings Ltd.	38,600	19,854
Yanlord Land Group Ltd.(1)	31,800	14,108
Yoma Strategic Holdings Ltd.(2)	48,600	2,979
		5,922,768
Spain — 3.1%
Acciona SA(1)	1,159	281,318
Acerinox SA	13,682	284,272
Aena SME SA	14,159	434,007
Amadeus IT Group SA	5,209	352,986
Atresmedia Corp. de Medios de Comunicacion SA	1,021	6,104
Banco Bilbao Vizcaya Argentaria SA, ADR	86,568	2,507,009
Banco de Sabadell SA	158,392	666,754
Banco Santander SA, ADR	118,633	1,727,296
Bankinter SA	23,785	459,146
CaixaBank SA	24,786	377,933
Cellnex Telecom SA	1,547	47,445
CIE Automotive SA	82	2,391
Construcciones y Auxiliar de Ferrocarriles SA	810	66,801
Corp. ACCIONA Energias Renovables SA	577	14,345
Distribuidora Internacional de Alimentacion SA(2)	159	7,012
eDreams ODIGEO SA(1)(2)	297	1,918
Ence Energia y Celulosa SA(1)(2)	2,659	7,835

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Endesa SA	10,959	$535,074
Ferrovial NV	7,918	463,132
Gestamp Automocion SA	8,616	29,777
Grifols SA(1)	753	8,574
Iberdrola SA	56,538	1,316,306
Industria de Diseno Textil SA	12,192	819,562
Laboratorios Farmaceuticos Rovi SA	308	21,654
Mapfre SA	71,067	368,258
Melia Hotels International SA	5,877	68,239
Neinor Homes SA	985	17,738
Prosegur Cash SA	3,046	2,339
Prosegur Cia de Seguridad SA	2,583	8,648
Redeia Corp. SA	3,628	64,304
Solaria Energia y Medio Ambiente SA(2)	6,810	133,850
Telefonica SA	33,099	139,955
Viscofan SA	446	29,637
		11,271,619
Sweden — 3.2%
AcadeMedia AB	1,416	14,992
AddLife AB, B Shares	383	6,693
Addnode Group AB	1,183	5,708
AddTech AB, B Shares	3,702	130,387
Alfa Laval AB	3,048	182,453
Altra Fastigheter AB	5,094	39,930
Ambea AB	817	14,638
Apotea AB	4,753	38,442
AQ Group AB	2,985	67,388
Arjo AB, B Shares	6,527	19,109
Asmodee Group AB, Class B(2)	6,212	99,920
Assa Abloy AB, Class B	4,001	148,887
Atlas Copco AB, A Shares	19,541	419,388
Atlas Copco AB, B Shares	11,360	211,099
Atrium Ljungberg AB, B Shares	3,424	8,956
Avanza Bank Holding AB(1)	5,606	234,862
Axfood AB	5,736	146,167
Beijer Ref AB	11,188	161,616
Bilia AB, A Shares	3,795	57,970
Billerud AB	5,868	49,056
BioArctic AB(1)	2,731	90,569
BioGaia AB, B Shares	1,447	17,303
Boliden AB	9,705	570,910
Bonava AB, B Shares(2)	3,023	3,209
Boozt AB(1)(2)	3,354	52,474
Bufab AB	5,482	76,453
Byggmax Group AB	4,572	24,404
Camurus AB(1)(2)	395	24,050
Castellum AB(1)	5,617	76,740
Catena AB	807	31,935
Cibus Real Estate AB publ	1,686	24,705
Clas Ohlson AB, B Shares	3,191	153,685
Cloetta AB, B Shares	7,799	46,569
Coffee Stain Group AB, Class B(1)(2)	6,094	12,025
Coor Service Management Holding AB	2,124	11,121

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Corem Property Group AB, B Shares	7,442	$1,919
Dios Fastigheter AB	2,039	13,655
Dynavox Group AB(1)	5,867	45,739
Electrolux AB, B Shares(1)(2)	12,212	35,592
Electrolux Professional AB, B Shares	1,210	6,164
Embracer Group AB(1)(2)	6,212	46,438
Engcon AB	355	2,555
Epiroc AB, A Shares	10,723	295,471
Epiroc AB, B Shares	5,725	134,072
EQT AB	2,909	100,742
Essity AB, B Shares	12,899	376,848
Fabege AB	4,165	31,101
Fastighets AB Balder, B Shares(2)	12,115	66,414
Fastighetsbolaget Emilshus AB, Class B(2)	141	768
G5 Entertainment AB	246	1,536
Getinge AB, B Shares	5,079	128,920
Granges AB	5,781	108,730
H & M Hennes & Mauritz AB, B Shares	14,954	273,186
Hanza AB	1,619	24,403
Haypp Group AB(1)(2)	884	13,107
Hemnet Group AB(1)	2,178	21,753
Hexagon AB, B Shares	5,811	60,545
Hexatronic Group AB(1)(2)	7,183	30,085
Hoist Finance AB	3,492	79,607
Holmen AB, B Shares	1,214	41,471
Hufvudstaden AB, A Shares	1,516	18,578
Husqvarna AB, B Shares	2,476	9,839
Industrivarden AB, A Shares	4,337	245,473
Indutrade AB	4,264	111,999
Instalco AB	320	1,264
Investment AB Latour, B Shares(1)	716	15,037
Invisio AB(1)	848	20,284
Inwido AB	2,221	40,743
JM AB(1)	1,576	21,336
Loomis AB	3,746	211,516
Medcap AB(2)	555	32,470
Medicover AB, B Shares	851	21,515
MEKO AB	745	5,758
Millicom International Cellular SA	2,438	228,587
MIPS AB	1,934	75,349
Modern Times Group MTG AB, B Shares(2)	232	3,211
Mycronic AB	4,102	139,561
NCAB Group AB	2,035	16,775
NCC AB, B Shares	1,743	32,686
Neobo Fastigheter AB(1)(2)	1,077	2,174
New Wave Group AB, B Shares	1,779	16,240
NOBA Bank Group AB	3,592	32,313
Nobia AB(2)	4,000	6,347
Nordnet AB publ	5,965	224,168
Norion Bank AB(2)	1,273	8,906
NP3 Fastigheter AB	1,116	29,403
Octave Intelligence PLC, SDR(1)(2)	570	11,363
Pandox AB	2,301	40,670

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Paradox Interactive AB	2,111	$31,760
Platzer Fastigheter Holding AB, B Shares	1,010	7,535
RaySearch Laboratories AB	2,142	40,269
Rusta AB	2,140	18,123
Rvrc Holding AB	4,840	28,009
Samhallsbyggnadsbolaget i Norden AB(1)(2)	24,654	7,764
Samhallsbyggnadsbolaget i Norden AB, D Shares(2)	1,576	974
Sandvik AB	13,056	523,115
Scandi Standard AB	1,478	22,199
Scandic Hotels Group AB	5,951	55,628
Sdiptech AB, Class B(2)	439	11,942
Sectra AB, B Shares	2,353	72,309
Securitas AB, B Shares	3,512	55,634
Sinch AB(2)	15,786	76,545
Skandinaviska Enskilda Banken AB, A Shares	18,148	423,747
Skanska AB, B Shares	62	1,759
SKF AB, B Shares	14,598	422,270
SkiStar AB	3,084	52,259
Spotify Technology SA(2)	384	208,750
Storytel AB	2,732	31,075
Svenska Cellulosa AB SCA, B Shares	10,594	126,108
Svenska Handelsbanken AB, A Shares	27,370	421,794
Sweco AB, B Shares	880	11,801
Swedbank AB, A Shares	17,788	696,849
Synsam AB	4,873	29,869
Tele2 AB, B Shares	10,579	187,402
Telefonaktiebolaget LM Ericsson, ADR	42,967	433,537
Telia Co. AB	61,750	280,776
Thule Group AB	1,058	22,594
Truecaller AB, B Shares(1)	8,138	20,884
VBG Group AB, B Shares	358	11,691
Viaplay Group AB, B Shares(2)	416	58
Vitec Software Group AB, B Shares	976	28,151
Volvo Car AB, Class B(1)(2)	16,754	34,282
Wallenstam AB, B Shares	3,433	14,102
Wihlborgs Fastigheter AB	5,913	47,479
Zinzino AB, Class B(1)	1,406	20,283
		11,317,525
Switzerland — 7.4%
ABB Ltd.	8,639	845,978
Accelleron Industries AG	3,492	314,447
Adecco Group AG	124	3,687
Alcon AG	5,608	406,036
Allreal Holding AG	310	76,045
ams-OSRAM AG(2)	164	3,713
APG SGA SA	49	11,970
Ascom Holding AG	1,702	11,226
Autoneum Holding AG	223	35,307
Bachem Holding AG, Class B(1)	832	77,786
Banque Cantonale Vaudoise	904	144,968
Basler Kantonalbank	197	23,619
Belimo Holding AG	213	225,107
Bossard Holding AG, Class A	207	60,433

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Bucher Industries AG	55	$21,503
Calida Holding AG	101	1,758
Cembra Money Bank AG	1,890	207,149
Chocoladefabriken Lindt & Spruengli AG	1	111,540
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	9	97,386
Cicor Technologies Ltd.(1)(2)	137	21,603
Cie Financiere Richemont SA, Class A	5,386	1,281,855
Clariant AG(2)	8,238	110,617
Daetwyler Holding AG, Bearer Shares	262	43,386
DKSH Holding AG	1,257	102,403
dormakaba Holding AG	1,715	122,565
EFG International AG(2)	5,812	114,853
Flughafen Zurich AG	639	164,966
Forbo Holding AG	68	81,865
Galderma Group AG(2)	236	48,935
Geberit AG	187	131,747
Georg Fischer AG	594	41,172
Givaudan SA	16	64,878
Helvetia Baloise Holding AG	1,929	510,924
Hiag Immobilien Holding AG	169	26,495
Huber & Suhner AG	626	128,751
Idorsia Ltd.(1)(2)	398	2,429
Implenia AG	410	33,556
Inficon Holding AG	719	148,092
Interroll Holding AG	5	9,945
Intershop Holding AG	51	10,065
Julius Baer Group Ltd.	6,632	615,819
Kardex Holding AG	44	14,059
Kuehne & Nagel International AG	473	126,087
LEM Holding SA(1)(2)	15	10,191
Leonteq AG(2)	308	8,108
Logitech International SA(1)	2,820	277,009
Lonza Group AG	991	706,240
Medacta Group SA	2	312
Medmix AG	1,091	12,175
Mobilezone Holding AG	1,296	21,054
Mobimo Holding AG	237	100,356
Montana Aerospace AG(2)	2	58
Nestle SA	11,142	1,083,832
Newron Pharmaceuticals SpA(2)	30	458
Novartis AG, ADR	18,998	2,888,836
OC Oerlikon Corp. AG Pfaeffikon	5,384	34,369
On Holding AG, Class A(2)	4,401	125,429
Partners Group Holding AG	678	613,973
Peach Property Group AG(1)(2)	251	1,490
PolyPeptide Group AG(2)	1,561	85,029
PSP Swiss Property AG	1,419	255,120
Roche Holding AG	8,639	3,765,920
Roche Holding AG, Bearer Shares	363	161,636
Sandoz Group AG	1,779	149,398
Schindler Holding AG	316	100,351
Schindler Holding AG, Bearer Participation Certificate	569	184,932
SGS SA	1,803	206,654

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Siegfried Holding AG(2)	2,251	$201,388
SIG Group AG(2)	47	794
Sika AG	2,580	611,964
SKAN Group AG	2	160
Softwareone Holding AG(2)	2,034	23,921
Sonova Holding AG	173	49,616
Straumann Holding AG	2,080	241,309
Sulzer AG	2	397
Swatch Group AG	994	45,131
Swatch Group AG, Bearer Shares	574	132,838
Swiss Life Holding AG	715	811,106
Swiss Prime Site AG	2,199	339,751
Swiss Re AG	6,126	1,062,384
Swisscom AG	656	507,733
Swissquote Group Holding SA	3,020	156,362
Tecan Group AG	333	81,311
Temenos AG	1,081	99,394
TX Group AG	127	25,602
UBS Group AG	43,957	2,449,284
VAT Group AG	551	409,219
Vontobel Holding AG	1,788	206,047
Zehnder Group AG	437	39,233
Zurich Insurance Group AG	2,142	1,567,484
		26,492,083
United Kingdom — 12.1%
3i Group PLC	23,065	872,881
4imprint Group PLC	2,012	120,996
Aberdeen Group PLC	118,347	399,495
Admiral Group PLC	12,850	696,944
Advanced Medical Solutions Group PLC	134	509
AG Barr PLC	1,378	11,123
Airtel Africa PLC	24,776	110,696
AJ Bell PLC	17,188	140,123
AltynGold PLC(2)	875	14,958
Anglo American PLC	15,482	877,682
Antofagasta PLC	6,346	338,592
AO World PLC	12,607	16,378
Ashmore Group PLC	6,547	19,694
ASOS PLC(1)(2)	3,093	17,392
AstraZeneca PLC	7,124	1,155,014
Autotrader Group PLC	25,776	182,817
Aviva PLC	19,275	188,925
B&M European Value Retail PLC	21,538	68,985
BAE Systems PLC	16,654	456,914
Barclays PLC, ADR	69,688	1,856,488
Barratt Redrow PLC	36,505	155,608
Beazley PLC	18,700	327,248
Bellway PLC	3,748	109,119
Berkeley Group Holdings PLC(2)	2,535	121,848
Bloomsbury Publishing PLC	3,928	33,956
Bodycote PLC	3,621	44,477
Breedon Group PLC	14,867	71,207
BT Group PLC	246,738	682,825

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Bunzl PLC	1,651	$62,129
Burberry Group PLC(2)	20,741	300,223
Bytes Technology Group PLC(1)	7,426	43,638
Canal & SA	9,479	33,358
Central Asia Metals PLC	10,968	26,101
Centrica PLC	79,137	165,735
Chemring Group PLC	2,596	19,186
Clarkson PLC	722	49,593
Close Brothers Group PLC(2)	7,142	39,778
CMC Markets PLC	9,251	90,515
Coats Group PLC	121,312	132,537
Coca-Cola HBC AG(2)	5,738	352,845
Compass Group PLC	13,557	412,566
Computacenter PLC	3,528	269,285
Conduit Holdings Ltd.	4,592	28,247
Convatec Group PLC	5,716	17,450
Crest Nicholson Holdings PLC(1)	8,662	7,489
Croda International PLC	439	20,408
DFS Furniture PLC	15,051	33,714
Diageo PLC, ADR(1)	9,530	875,331
Domino's Pizza Group PLC	2,117	6,033
dotdigital group PLC	1,792	1,296
Dr. Martens PLC	36,316	37,858
Drax Group PLC	20,869	218,374
Dunelm Group PLC	6,001	70,614
Ecora Royalties PLC	9,734	22,318
Elementis PLC	16,577	39,140
Everplay Group PLC	2,487	8,981
Experian PLC	3,936	160,226
FDM Group Holdings PLC	1,058	1,570
Firstgroup PLC	40,621	97,930
Foresight Group Holdings Ltd.	6,621	44,247
Forterra PLC	11,985	22,964
Foxtons Group PLC	16,789	8,722
Frasers Group PLC(2)	6,226	69,907
Frontier Developments PLC(2)	210	1,212
Funding Circle Holdings PLC(2)	30,589	93,854
Games Workshop Group PLC	1,637	405,934
Gamma Communications PLC	3,519	54,078
Georgia Capital PLC(2)	2,405	142,330
Grafton Group PLC	7,821	109,342
Greggs PLC	7,174	178,376
GSK PLC, ADR	35,876	1,802,769
Gym Group PLC(2)	12,147	32,097
Haleon PLC, ADR	22,415	224,823
Halfords Group PLC	12,603	46,427
Halma PLC	214	10,406
Hays PLC	53,740	56,029
Helios Towers PLC	39,868	108,828
Hikma Pharmaceuticals PLC	1,359	29,576
Hilton Food Group PLC	2,730	23,423
Hiscox Ltd.	10,717	265,153
Hochschild Mining PLC	22,990	203,354

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
Hollywood Bowl Group PLC	9,473	$35,293
Howden Joinery Group PLC	25,178	267,592
HSBC Holdings PLC, ADR	38,788	4,000,594
Ibstock PLC	8,253	9,898
ICG PLC	8,178	220,508
IG Group Holdings PLC	10,296	194,600
IMI PLC	3,954	164,727
Impax Asset Management Group PLC(1)	4,675	7,169
Inchcape PLC	9,950	113,932
Informa PLC	1,256	15,147
IntegraFin Holdings PLC	9,433	50,719
InterContinental Hotels Group PLC	879	141,059
International Workplace Group PLC	19,243	48,897
Intertek Group PLC	2,255	177,185
Investec PLC	20,132	179,117
IP Group PLC(2)	45,553	44,697
J D Wetherspoon PLC(1)	4,651	53,599
J Sainsbury PLC	46,263	208,342
JD Sports Fashion PLC	103,176	119,646
Johnson Matthey PLC	8,450	257,890
Johnson Service Group PLC	31,078	62,140
Jubilee Metals Group PLC(2)	11,027	381
Jupiter Fund Management PLC	21,411	48,969
Kainos Group PLC	3,687	61,639
Kingfisher PLC	55,222	233,414
Lancashire Holdings Ltd.	13,271	109,627
Legal & General Group PLC	240,071	941,924
Lion Finance Group PLC	1,635	294,468
Liontrust Asset Management PLC	892	3,841
Lloyds Banking Group PLC, ADR	246,725	1,448,276
London Stock Exchange Group PLC	1,198	145,208
M&G PLC	117,447	553,419
Man Group PLC	44,771	185,709
Marks & Spencer Group PLC	82,787	438,882
Marshalls PLC	5,868	13,097
Marston's PLC(2)	50,292	35,441
Me Group International PLC	7,118	12,434
Mears Group PLC	5,338	30,614
Metals Exploration PLC(1)(2)	73,797	16,338
Michael Page PLC	15,062	44,861
Mitchells & Butlers PLC(2)	8,036	30,444
Molten Ventures PLC(2)	7,124	67,410
Mondi PLC	10,771	125,201
MONY Group PLC	28,468	78,162
Morgan Advanced Materials PLC	32	103
Morgan Sindall Group PLC	1,429	84,546
NatWest Group PLC, ADR	71,291	1,297,496
Next 15 Group PLC(1)	3,208	13,760
Next PLC	3,694	772,472
Ninety One PLC	7,103	20,583
Ocado Group PLC(1)(2)	8,171	26,215
OSB Group PLC	13,856	95,668
Paragon Banking Group PLC	7,537	80,807

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
PayPoint PLC	3,043	$25,777
Pearson PLC, ADR(1)	8,478	140,481
Pennon Group PLC	10,052	64,892
Persimmon PLC	4,237	66,968
Pinewood Technologies Group PLC(1)(2)	240	1,461
Plus500 Ltd.	4,423	224,633
Polar Capital Holdings PLC	3,259	38,642
Pollen Street Group Ltd.	854	10,217
Prax Exploration & Production PLC(2)	44,885	491
Premier Foods PLC	11,537	30,869
Prudential PLC, ADR	27,778	757,506
QinetiQ Group PLC	18,594	126,997
Quilter PLC	91,215	238,118
Rathbones Group PLC	3,906	89,824
Reach PLC(1)	26,747	15,408
Reckitt Benckiser Group PLC	8,537	589,577
RELX PLC, ADR	12,685	462,115
Renishaw PLC	244	16,849
Rentokil Initial PLC	5,567	26,173
Rightmove PLC	37,722	258,931
Rockhopper Exploration PLC(1)(2)	18,943	20,241
Rockhopper Exploration PLC(2)	451	53
RS Group PLC	5,402	54,959
RWS Holdings PLC	2,802	4,736
S4 Capital PLC	44,810	30,106
Sage Group PLC	7,095	103,714
Schroders PLC	13,871	109,434
Serabi Gold PLC	4,055	17,382
Severn Trent PLC	9,501	402,403
SIG PLC(2)	35,014	4,492
Smith & Nephew PLC, ADR(1)	9,070	260,853
Smiths Group PLC	12	419
Softcat PLC	5,531	154,380
Speedy Hire PLC	10,741	2,638
Spirax Group PLC	381	36,262
Spire Healthcare Group PLC	8,589	27,167
SSE PLC	34,768	1,142,913
SSP Group PLC	22,740	61,865
St. James's Place PLC	23,486	370,475
Standard Chartered PLC	46,150	1,340,296
Standard Life PLC	17,046	215,173
SThree PLC	3,185	12,943
Strix Group PLC(2)	1,788	853
Sunbelt Rentals Holdings, Inc.	9,507	675,598
Synthomer PLC(2)	1,258	1,674
Tatton Asset Management PLC	1,376	12,823
Taylor Wimpey PLC	105,656	120,827
TBC Bank Group PLC	1,949	132,129
Tesco PLC	164,066	1,015,719
THG PLC(1)(2)	1,344	623
TP ICAP Group PLC	10,957	50,768
Travis Perkins PLC	5,334	46,665
Trustpilot Group PLC(2)	21,000	81,925

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
TUI AG	17,266	$140,320
Unilever PLC, ADR	10,388	673,662
United Utilities Group PLC	25,847	497,971
Vanquis Banking Group PLC(2)	13,563	14,607
Vertu Motors PLC	13,487	16,579
Vesuvius PLC	7,230	37,867
Victrex PLC	4,906	55,646
Vistry Group PLC(1)(2)	10,428	42,078
Vodafone Group PLC, ADR	74,511	1,195,156
Volex PLC	1,506	12,588
Watches of Switzerland Group PLC(2)	14,114	135,326
Watkin Jones PLC(2)	1,964	412
Weir PLC	3,656	139,659
WH Smith PLC	2,277	12,594
Whitbread PLC	2,877	94,495
Wickes Group PLC	21,350	55,722
Wise Group PLC(2)	9,302	121,389
XP Power Ltd.(2)	405	9,771
Yellow Cake PLC(2)	7,450	58,396
Zigup PLC	15,280	90,481
Zotefoams PLC	2,020	12,058
		43,470,587
United States — 0.0%
Dauch Corp.(2)	1,692	10,861
Gen Digital, Inc.	2	62
Quanex Building Products Corp.	32	615
Uranium Royalty Corp.(2)	6,460	27,197
		38,735
TOTAL COMMON STOCKS (Cost $300,847,901)		356,931,289
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	4	—
Canada — 0.0%
Constellation Software, Inc.(2)	144	1
Italy — 0.0%
Fincantieri SpA(2)	3,546	4,925
Haiki Cobat SpA Societa' Benefit(2)	18	—
Innovatec SpA(2)	18	—
		4,925
TOTAL WARRANTS (Cost $—)		4,926
RIGHTS — 0.0%
Germany — 0.0%
Norma Group SE(2)	1,019	846
Sweden — 0.0%
Scandi Standard AB(2)	1,478	140
United States — 0.0%
Resolute Forest Products, Inc.(2)	1,220	896
TOTAL RIGHTS (Cost $1,342)		1,882
SHORT-TERM INVESTMENTS — 1.4%
Money Market Funds — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	665,658	665,658

Schedule of Investments - Avantis Responsible International Equity ETF

	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,522,874	$4,522,874
TOTAL SHORT-TERM INVESTMENTS (Cost $5,188,532)		5,188,532
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $306,037,775)		362,126,629
OTHER ASSETS AND LIABILITIES — (0.9)%		(3,355,292)
TOTAL NET ASSETS — 100.0%		$358,771,337

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	36.3%
Industrials	15.6%
Consumer Discretionary	10.9%
Information Technology	8.6%
Health Care	7.7%
Materials	7.1%
Consumer Staples	4.9%
Communication Services	4.5%
Utilities	2.3%
Real Estate	1.4%
Energy	0.2%
Short-Term Investments	1.4%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,375,442. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,790,702, which includes securities collateral of $4,267,828.

Schedule of Investments - Avantis Responsible International Equity ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$55,112	$22,321,343	—
Belgium	718,660	3,042,478	—
Canada	254,356	43,342,593	—
Denmark	1,246,702	4,468,243	—
Finland	168,304	3,680,566	—
France	1,482,874	26,058,604	—
Germany	1,805,013	23,791,636	—
Hong Kong	22,840	5,731,782	—
Israel	769,505	4,628,686	—
Japan	10,257,775	71,355,317	—
Netherlands	7,679,724	7,638,836	—
Singapore	254,201	5,668,567	—
Spain	4,234,305	7,037,314	—
Sweden	870,874	10,446,651	—
Switzerland	5,463,549	21,028,534	—
United Kingdom	16,150,564	27,320,023	—
United States	27,812	10,923	—
Other Countries	—	17,897,023	—
Warrants	—	4,926	—
Rights	896	986	—
Short-Term Investments	5,188,532	—	—
	$56,651,598	$305,475,031	—

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Assets
Investment securities, at value	$28,211,689,691	$458,956,829
Investment made with cash collateral received for securities on loan, at value	199,689,242	2,340,376
Cash	2,692,175	9,506
Foreign currency holdings, at value	9,681,435	214,404
Receivable for investments sold	235,076	—
Receivable for capital shares sold	160,712,050	4,939,938
Dividends and interest receivable	59,456,266	774,731
Securities lending receivable	4,039,587	15,624
Other assets	8,757	—
	28,648,204,279	467,251,408

Liabilities
Payable for collateral received for securities on loan	199,689,242	2,340,376
Payable for investments purchased	150,555,960	4,996,649
Accrued management fees	7,608,711	120,045
Accrued foreign taxes	73,750,298	356,956
Accrued other expenses	151,117	—
	431,755,328	7,814,026

Net Assets	$28,216,448,951	$459,437,382

Shares outstanding (unlimited number of shares authorized)	298,450,000	5,580,000

Net Asset Value Per Share	$94.54	$82.34

Net Assets Consist of:
Capital paid in	$20,884,075,535	$355,648,112
Distributable earnings (loss)	7,332,373,416	103,789,270
	$28,216,448,951	$459,437,382

Investment securities, at cost	$20,628,900,514	$355,132,547
Investment securities on loan, at value	$1,855,840,680	$5,271,422
Investment made with cash collateral received for securities on loan, at cost	$199,689,242	$2,340,376
Foreign currency holdings, at cost	$9,679,407	$213,871

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value	$132,001,547	$1,543,768,490
Investment made with cash collateral received for securities on loan, at value	1,237,147	5,176,841
Cash	—	100,194
Foreign currency holdings, at value	59,577	814,228
Receivable for investments sold	11,439	—
Receivable for capital shares sold	6,956,130	—
Dividends and interest receivable	217,198	5,210,464
Securities lending receivable	14,645	356,070
Other assets	4	43,123
	140,497,687	1,555,469,410

Liabilities
Payable for collateral received for securities on loan	1,237,147	5,176,841
Payable for investments purchased	6,731,466	126,690
Accrued management fees	43,218	455,979
Accrued foreign taxes	328,746	6,062,214
Accrued other expenses	—	14,769
	8,340,577	11,836,493

Net Assets	$132,157,110	$1,543,632,917

Shares outstanding (unlimited number of shares authorized)	1,900,000	23,200,000

Net Asset Value Per Share	$69.56	$66.54

Net Assets Consist of:
Capital paid in	$120,452,529	$1,304,970,186
Distributable earnings (loss)	11,704,581	238,662,731
	$132,157,110	$1,543,632,917

Investment securities, at cost	$118,200,241	$1,241,946,567
Investment securities on loan, at value	$4,881,667	$141,582,137
Investment made with cash collateral received for securities on loan, at cost	$1,237,147	$5,176,841
Foreign currency holdings, at cost	$59,199	$814,055

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value	$19,043,391,450	$2,070,935,830
Investment made with cash collateral received for securities on loan, at value	208,396,192	17,625,759
Cash	2,605	—
Foreign currency holdings, at value	2,653,537	69,053
Receivable for investments sold	29,775	—
Dividends and interest receivable	51,725,370	5,520,689
Securities lending receivable	263,079	22,295
	19,306,462,008	2,094,173,626

Liabilities
Payable for collateral received for securities on loan	208,396,192	17,625,759
Payable for investments purchased	4,223	—
Accrued management fees	3,686,119	438,808
	212,086,534	18,064,567

Net Assets	$19,094,375,474	$2,076,109,059

Shares outstanding (unlimited number of shares authorized)	204,050,000	25,080,000

Net Asset Value Per Share	$93.58	$82.78

Net Assets Consist of:
Capital paid in	$14,805,244,480	$1,795,150,913
Distributable earnings (loss)	4,289,130,994	280,958,146
	$19,094,375,474	$2,076,109,059

Investment securities, at cost	$14,526,040,205	$1,746,431,699
Investment securities on loan, at value	$367,921,120	$28,158,935
Investment made with cash collateral received for securities on loan, at cost	$208,396,192	$17,625,759
Foreign currency holdings, at cost	$2,657,254	$68,914

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Assets
Investment securities, at value	$352,908,731	$20,443,429,476
Investment made with cash collateral received for securities on loan, at value	4,187,658	179,888,192
Cash	—	6,495,813
Foreign currency holdings, at value	180,044	60,552,042
Receivable for investments sold	2,580,522	7,953,580
Receivable for capital shares sold	—	43,683,420
Dividends and interest receivable	710,653	54,299,402
Securities lending receivable	15,675	550,250
	360,583,283	20,796,852,175

Liabilities
Disbursements in excess of demand deposit cash	3	—
Payable for collateral received for securities on loan	4,187,658	179,888,192
Payable for investments purchased	2,565,733	111,054,328
Accrued management fees	86,253	6,061,997
	6,839,647	297,004,517

Net Assets	$353,743,636	$20,499,847,658

Shares outstanding (unlimited number of shares authorized)	4,400,000	182,400,000

Net Asset Value Per Share	$80.40	$112.39

Net Assets Consist of:
Capital paid in	$301,250,265	$15,327,078,144
Distributable earnings (loss)	52,493,371	5,172,769,514
	$353,743,636	$20,499,847,658

Investment securities, at cost	$297,896,061	$14,839,999,882
Investment securities on loan, at value	$15,754,637	$431,303,294
Investment made with cash collateral received for securities on loan, at cost	$4,187,658	$179,888,192
Foreign currency holdings, at cost	$180,341	$60,755,759

See Notes to Financial Statements.

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value	$222,440,513	$357,603,755
Investment made with cash collateral received for securities on loan, at value	1,140,386	4,522,874
Cash	4,715	—
Foreign currency holdings, at value	81,854	100,735
Receivable for investments sold	3,335	—
Dividends and interest receivable	290,262	1,129,694
Securities lending receivable	12,385	7,649
Other assets	77	—
	223,973,527	363,364,707

Liabilities
Payable for collateral received for securities on loan	1,140,386	4,522,874
Payable for investments purchased	1,628	—
Accrued management fees	61,049	70,496
Accrued foreign taxes	1,126,668	—
	2,329,731	4,593,370

Net Assets	$221,643,796	$358,771,337

Shares outstanding (unlimited number of shares authorized)	2,800,000	4,350,000

Net Asset Value Per Share	$79.16	$82.48

Net Assets Consist of:
Capital paid in	$147,919,001	$309,113,271
Distributable earnings (loss)	73,724,795	49,658,066
	$221,643,796	$358,771,337

Investment securities, at cost	$143,399,122	$301,514,901
Investment securities on loan, at value	$3,236,071	$8,375,442
Investment made with cash collateral received for securities on loan, at cost	$1,140,386	$4,522,874
Foreign currency holdings, at cost	$81,671	$100,929

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF
Investment Income (Loss)
Income:
Dividends	$556,098,745	$8,080,519
Securities lending, net	29,573,390	137,584
Interest	1,570,729	27,473
Less foreign taxes withheld	(66,097,149)	(1,083,590)
	521,145,715	7,161,986

Expenses:
Management fees	66,050,114	952,578
Trustees' fees and expenses	—	3,794
Other expenses	355,985	—
	66,406,099	956,372

Net investment income (loss)	454,739,616	6,205,614

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(39,597,787)	1,514,380
Foreign currency translation transactions	(10,790,695)	(99,137)
	(50,388,482)	1,415,243

Change in net unrealized appreciation (depreciation) on:
Investments**	5,318,268,491	93,911,730
Translation of assets and liabilities in foreign currencies	610,589	6,480
	5,318,879,080	93,918,210

Net realized and unrealized gain (loss)	5,268,490,598	95,333,453

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,723,230,214	$101,539,067
*Net of foreign tax expenses paid (refunded)	$2,235,706	$(34)
**Includes (increase) decrease in accrued foreign taxes	$(23,167,656)	$(356,956)

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends	$2,869,759	$40,792,945
Securities lending, net	107,687	2,239,464
Interest	10,101	147,399
Less foreign taxes withheld	(333,144)	(5,001,787)
	2,654,403	38,178,021

Expenses:
Management fees	388,396	4,192,148
Trustees' fees and expenses	1,223	—
Other expenses	194	46,417
	389,813	4,238,565

Net investment income (loss)	2,264,590	33,939,456

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	(8,666)	15,881,902
Foreign currency translation transactions	(31,721)	(1,019,331)
	(40,387)	14,862,571

Change in net unrealized appreciation (depreciation) on:
Investments**	9,223,023	162,406,145
Translation of assets and liabilities in foreign currencies	1,644	90,647
	9,224,667	162,496,792

Net realized and unrealized gain (loss)	9,184,280	177,359,363

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,448,870	$211,298,819
*Net of foreign tax expenses paid (refunded)	$(262)	$1,637,609
**Includes (increase) decrease in accrued foreign taxes	$(252,597)	$(466,199)

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$438,936,468	$43,006,335
Securities lending, net	2,400,174	185,526
Interest	427,494	76,811
Less foreign taxes withheld	(38,757,230)	(3,892,922)
	403,006,906	39,375,750

Expenses:
Management fees	32,024,015	3,234,924
Other expenses	318,693	18,904
	32,342,708	3,253,828

Net investment income (loss)	370,664,198	36,121,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(97,571,808)	85,103,634
Foreign currency translation transactions	(1,197,562)	(178,139)
	(98,769,370)	84,925,495

Change in net unrealized appreciation (depreciation) on:
Investments	2,707,039,007	197,569,368
Translation of assets and liabilities in foreign currencies	(324,671)	(30,243)
	2,706,714,336	197,539,125

Net realized and unrealized gain (loss)	2,607,944,966	282,464,620

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,978,609,164	$318,586,542

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends	$7,179,165	$588,878,519
Securities lending, net	152,191	5,530,804
Interest	19,648	997,078
Less foreign taxes withheld	(685,958)	(52,228,387)
	6,665,046	543,178,014

Expenses:
Management fees	700,886	60,398,214
Trustees' fees and expenses	3,054	—
Other expenses	996	154,878
	704,936	60,553,092

Net investment income (loss)	5,960,110	482,624,922

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	6,865,844	1,174,436,751
Investment transactions - affiliated	—	131,318,192
Foreign currency translation transactions	3,784	(5,673,622)
	6,869,628	1,300,081,321

Change in net unrealized appreciation (depreciation) on:
Investments	37,231,061	2,925,357,142
Investments - affiliated	—	186,592,566
Translation of assets and liabilities in foreign currencies	3,065	(214,385)
	37,234,126	3,111,735,323

Net realized and unrealized gain (loss)	44,103,754	4,411,816,644

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,063,864	$4,894,441,566

See Notes to Financial Statements.

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends	$4,828,314	$12,180,556
Securities lending, net	118,295	116,225
Interest	13,959	37,799
Less foreign taxes withheld	(592,544)	(1,261,455)
	4,368,024	11,073,125

Expenses:
Management fees	618,143	916,200
Trustees' fees and expenses	2,086	4,687
Other expenses	—	7,985
	620,229	928,872

Net investment income (loss)	3,747,795	10,144,253

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	770,708	63,511,912
Foreign currency translation transactions	(38,084)	(64,655)
	732,624	63,447,257

Change in net unrealized appreciation (depreciation) on:
Investments**	49,381,315	2,604,359
Translation of assets and liabilities in foreign currencies	2,649	(10,333)
	49,383,964	2,594,026

Net realized and unrealized gain (loss)	50,116,588	66,041,283

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,864,383	$76,185,536
*Net of foreign tax expenses paid (refunded)	$15,981	—
**Includes (increase) decrease in accrued foreign taxes	$(254,291)	—

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets ex-China Equity ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$454,739,616	$233,546,141	$6,205,614	$2,420,324
Net realized gain (loss)	(50,388,482)	35,528,896	1,415,243	866,872
Change in net unrealized appreciation (depreciation)	5,318,879,080	1,450,372,858	93,918,210	8,808,106
Net increase (decrease) in net assets resulting from operations	5,723,230,214	1,719,447,895	101,539,067	12,095,302

Distributions to Shareholders
From earnings	(390,860,295)	(262,858,235)	(5,179,746)	(1,398,594)

Capital Share Transactions
Proceeds from shares sold	11,051,914,496	4,378,385,613	208,003,202	126,879,263
Payments for shares redeemed	(179,302,850)	(106,768,560)	(4,830,804)	(3,440,964)
Other capital	120,685	108,903	50	43,788
Net increase (decrease) in net assets from capital share transactions	10,872,732,331	4,271,725,956	203,172,448	123,482,087

Net increase (decrease) in net assets	16,205,102,250	5,728,315,616	299,531,769	134,178,795

Net Assets
Beginning of period	12,011,346,701	6,283,031,085	159,905,613	25,726,818
End of period	$28,216,448,951	$12,011,346,701	$459,437,382	$159,905,613

Transactions in Shares of the Funds
Sold	131,200,000	68,600,000	2,820,000	2,400,000
Redeemed	(2,000,000)	(1,550,000)	(60,000)	(60,000)
Net increase (decrease) in shares of the funds	129,200,000	67,050,000	2,760,000	2,340,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Emerging Markets Small Cap Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$2,264,590	$923,583	$33,939,456	$20,586,597
Net realized gain (loss)	(40,387)	1,994,574	14,862,571	6,930,591
Change in net unrealized appreciation (depreciation)	9,224,667	3,546,140	162,496,792	83,928,008
Net increase (decrease) in net assets resulting from operations	11,448,870	6,464,297	211,298,819	111,445,196

Distributions to Shareholders
From earnings	(1,935,910)	(924,500)	(27,407,672)	(25,106,776)

Capital Share Transactions
Proceeds from shares sold	72,598,429	31,263,274	666,778,152	282,419,162
Payments for shares redeemed	(3,285,685)	(5,907,075)	(83,534,816)	(93,077,868)
Other capital	35,933	25,341	36,773	151,171
Net increase (decrease) in net assets from capital share transactions	69,348,677	25,381,540	583,280,109	189,492,465

Net increase (decrease) in net assets	78,861,637	30,921,337	767,171,256	275,830,885

Net Assets
Beginning of period	53,295,473	22,374,136	776,461,661	500,630,776
End of period	$132,157,110	$53,295,473	$1,543,632,917	$776,461,661

Transactions in Shares of the Funds
Sold	1,100,000	550,000	10,600,000	5,680,000
Redeemed	(50,000)	(100,000)	(1,400,000)	(1,800,000)
Net increase (decrease) in shares of the funds	1,050,000	450,000	9,200,000	3,880,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$370,664,198	$187,770,253	$36,121,922	$19,387,213
Net realized gain (loss)	(98,769,370)	66,534,434	84,925,495	43,676,094
Change in net unrealized appreciation (depreciation)	2,706,714,336	1,010,590,285	197,539,125	86,365,541
Net increase (decrease) in net assets resulting from operations	2,978,609,164	1,264,894,972	318,586,542	149,428,848

Distributions to Shareholders
From earnings	(364,244,950)	(195,347,485)	(35,201,136)	(19,163,223)

Capital Share Transactions
Proceeds from shares sold	7,855,264,314	2,670,405,509	1,240,750,415	516,780,943
Payments for shares redeemed	(131,513,990)	(210,743,977)	(279,596,469)	(237,226,296)
Other capital	19,142	11,042	45,257	73,692
Net increase (decrease) in net assets from capital share transactions	7,723,769,466	2,459,672,574	961,199,203	279,628,339

Net increase (decrease) in net assets	10,338,133,680	3,529,220,061	1,244,584,609	409,893,964

Net Assets
Beginning of period	8,756,241,794	5,227,021,733	831,524,450	421,630,486
End of period	$19,094,375,474	$8,756,241,794	$2,076,109,059	$831,524,450

Transactions in Shares of the Funds
Sold	91,500,000	38,250,000	16,080,000	8,970,000
Redeemed	(1,500,000)	(3,200,000)	(3,660,000)	(3,930,000)
Net increase (decrease) in shares of the funds	90,000,000	35,050,000	12,420,000	5,040,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis International Small Cap Equity ETF		Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$5,960,110	$1,991,278	$482,624,922	$281,710,662
Net realized gain (loss)	6,869,628	2,580,895	1,300,081,321	479,926,396
Change in net unrealized appreciation (depreciation)	37,234,126	15,316,672	3,111,735,323	1,599,115,603
Net increase (decrease) in net assets resulting from operations	50,063,864	19,888,845	4,894,441,566	2,360,752,661

Distributions to Shareholders
From earnings	(5,480,932)	(1,870,028)	(500,493,420)	(326,691,165)

Capital Share Transactions
Proceeds from shares sold	204,535,444	80,076,442	6,503,310,445	4,334,297,880
Payments for shares redeemed	(21,349,312)	(9,661,768)	(2,155,324,792)	(1,218,375,153)
Other capital	44,031	23,436	—	8,912
Net increase (decrease) in net assets from capital share transactions	183,230,163	70,438,110	4,347,985,653	3,115,931,639

Net increase (decrease) in net assets	227,813,095	88,456,927	8,741,933,799	5,149,993,135

Net Assets
Beginning of period	125,930,541	37,473,614	11,757,913,859	6,607,920,724
End of period	$353,743,636	$125,930,541	$20,499,847,658	$11,757,913,859

Transactions in Shares of the Funds
Sold	2,760,000	1,400,000	66,060,000	59,190,000
Redeemed	(280,000)	(160,000)	(21,060,000)	(17,280,000)
Net increase (decrease) in shares of the funds	2,480,000	1,240,000	45,000,000	41,910,000

See Notes to Financial Statements.

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$3,747,795	$2,646,058	$10,144,253	$4,648,411
Net realized gain (loss)	732,624	1,546,659	63,447,257	4,281,197
Change in net unrealized appreciation (depreciation)	49,383,964	16,303,389	2,594,026	24,579,655
Net increase (decrease) in net assets resulting from operations	53,864,383	20,496,106	76,185,536	33,509,263

Distributions to Shareholders
From earnings	(4,094,725)	(3,257,760)	(10,537,600)	(5,101,190)

Capital Share Transactions
Proceeds from shares sold	36,107,876	54,669,855	259,800,924	51,471,481
Payments for shares redeemed	(11,872,495)	(5,783,385)	(182,589,375)	(13,098,875)
Other capital	18,721	28,549	30,405	24,048
Net increase (decrease) in net assets from capital share transactions	24,254,102	48,915,019	77,241,954	38,396,654

Net increase (decrease) in net assets	74,023,760	66,153,365	142,889,890	66,804,727

Net Assets
Beginning of period	147,620,036	81,466,671	215,881,447	149,076,720
End of period	$221,643,796	$147,620,036	$358,771,337	$215,881,447

Transactions in Shares of the Funds
Sold	500,000	1,000,000	3,500,000	800,000
Redeemed	(150,000)	(100,000)	(2,250,000)	(200,000)
Net increase (decrease) in shares of the funds	350,000	900,000	1,250,000	600,000

See Notes to Financial Statements.

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Emerging Markets Equity ETF	AVEM	NYSE Arca, Inc.
Avantis Emerging Markets ex-China Equity ETF	AVXC	The Nasdaq Stock Market LLC
Avantis Emerging Markets Small Cap Equity ETF	AVEE	NYSE Arca, Inc.
Avantis Emerging Markets Value ETF	AVES	NYSE Arca, Inc.
Avantis International Equity ETF	AVDE	NYSE Arca, Inc.
Avantis International Large Cap Value ETF	AVIV	NYSE Arca, Inc.
Avantis International Small Cap Equity ETF	AVDS	NYSE Arca, Inc
Avantis International Small Cap Value ETF	AVDV	NYSE Arca, Inc
Avantis Responsible Emerging Markets Equity ETF	AVSE	NYSE Arca, Inc
Avantis Responsible International Equity ETF	AVSD	NYSE Arca, Inc

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets ex-China Equity ETF	0.33%
Avantis Emerging Markets Small Cap Equity ETF	0.42%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Equity ETF	0.30%
Avantis International Small Cap Value ETF	0.36%
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Emerging Markets Small Cap Equity ETF	American Century ETF Trust	20%
Avantis Emerging Markets Value ETF	American Century ETF Trust	12%
Avantis International Large Cap Value ETF	American Century ETF Trust	17%
Avantis International Small Cap Equity ETF	American Century ETF Trust	8%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Purchases	$8,747,567,103	$146,025,875	$74,815,421	$956,542,109	$1,977,944,017
Sales	$611,459,707	$11,344,711	$9,140,182	$394,160,187	$1,148,353,211

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$523,440,449	$112,392,421	$4,919,010,643	$32,449,248	$81,272,173
Sales	$290,855,435	$28,506,580	$2,777,636,432	$9,078,174	$33,339,406

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$2,919,330,177	$180,009,952	$110,447,484
Avantis Emerging Markets ex-China Equity ETF	$73,406,886	$4,865,114	$2,926,962
Avantis Emerging Markets Small Cap Equity ETF	$7,077,086	$3,261,189	$1,877,775
Avantis Emerging Markets Value ETF	$106,401,147	$82,771,310	$31,761,236
Avantis International Equity ETF	$7,022,748,798	$130,618,600	$54,750,159
Avantis International Large Cap Value ETF	$1,007,419,991	$280,563,568	$103,472,353
Avantis International Small Cap Equity ETF	$121,862,040	$21,507,170	$9,519,595
Avantis International Small Cap Value ETF	$4,391,580,686	$2,142,690,305	$1,354,177,227
Avantis Responsible Emerging Markets Equity ETF	$6,139,216	$5,775,228	$3,093,883
Avantis Responsible International Equity ETF	$194,782,072	$165,305,697	$68,042,794
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity ETF	$390,860,295	—	$262,858,235	—
Avantis Emerging Markets ex-China Equity ETF	$5,179,746	—	$1,398,594	—
Avantis Emerging Markets Small Cap Equity ETF	$1,935,910	—	$924,500	—
Avantis Emerging Markets Value ETF	$27,407,672	—	$25,106,776	—
Avantis International Equity ETF	$364,244,950	—	$195,347,485	—
Avantis International Large Cap Value ETF	$35,201,136	—	$19,163,223	—
Avantis International Small Cap Equity ETF	$5,480,932	—	$1,870,028	—
Avantis International Small Cap Value ETF	$500,493,420	—	$326,691,165	—
Avantis Responsible Emerging Markets Equity ETF	$4,094,725	—	$3,257,760	—
Avantis Responsible International Equity ETF	$10,537,600	—	$5,101,190	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to in kind transactions, were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Capital paid in	$106,028,015	$2,963,982	$1,882,866	$31,041,854	$54,240,755
Distributable earnings (loss)	$(106,028,015)	$(2,963,982)	$(1,882,866)	$(31,041,854)	$(54,240,755)

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Capital paid in	$101,547,257	$9,754,203	$1,363,661,910	$3,107,695	$68,444,534
Distributable earnings (loss)	$(101,547,257)	$(9,754,203)	$(1,363,661,910)	$(3,107,695)	$(68,444,534)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets ex-China Equity ETF	Avantis Emerging Markets Small Cap Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF
Federal tax cost of investments	$21,077,246,118	$360,371,826	$120,775,104	$1,265,754,920	$14,809,397,075
Gross tax appreciation of investments	$8,609,486,263	$117,486,250	$25,532,472	$373,485,668	$4,815,014,554
Gross tax depreciation of investments	(1,275,353,448)	(16,560,871)	(13,068,882)	(90,295,257)	(372,623,987)
Net tax appreciation (depreciation) of investments	7,334,132,815	100,925,379	12,463,590	283,190,411	4,442,390,567
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	(73,380,272)	(352,301)	(327,150)	(6,021,472)	448,385
Net tax appreciation (depreciation)	$7,260,752,543	$100,573,078	$12,136,440	$277,168,939	$4,442,838,952
Undistributed ordinary income	$275,454,298	$4,562,959	$1,734,008	$18,606,098	$81,769,915
Accumulated short-term capital losses	$(84,318,086)	$(640,920)	$(1,507,822)	$(36,226,067)	$(131,382,165)
Accumulated long-term capital losses	$(119,515,339)	$(705,847)	$(658,045)	$(20,886,239)	$(104,095,708)

	Avantis International Large Cap Value ETF	Avantis International Small Cap Equity ETF	Avantis International Small Cap Value ETF	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$1,766,580,497	$303,682,094	$15,199,542,335	$147,720,492	$307,897,178
Gross tax appreciation of investments	$348,026,762	$63,709,096	$5,901,141,294	$87,503,106	$66,631,489
Gross tax depreciation of investments	(26,045,670)	(10,294,801)	(477,365,961)	(11,642,699)	(12,402,038)
Net tax appreciation (depreciation) of investments	321,981,092	53,414,295	5,423,775,333	75,860,407	54,229,451
Net tax appreciation (depreciation) on translation of assets and liabilities in foreign currencies	44,869	3,153	359,664	(1,125,351)	9,363
Net tax appreciation (depreciation)	$322,025,961	$53,417,448	$5,424,134,997	$74,735,056	$54,238,814
Undistributed ordinary income	$3,753,785	$1,930,205	$120,213,468	$2,163,262	$634,518
Accumulated short-term capital losses	$(32,074,339)	$(2,772,085)	$(214,632,873)	$(1,135,921)	$(3,722,377)
Accumulated long-term capital losses	$(12,747,261)	$(82,197)	$(156,946,078)	$(2,037,602)	$(1,492,889)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.
Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2026	$70.97	1.94	23.38	25.32	(1.75)	0.00(4)	$94.54	36.17%	0.33%	2.27%	3%	$28,216,449
2025	$61.48	1.77	9.74	11.51	(2.02)	0.00(4)	$70.97	19.19%	0.33%	2.79%	0%	$12,011,347
2024	$53.98	1.63	7.58	9.21	(1.71)	0.00(4)	$61.48	17.35%	0.33%	2.84%	2%	$6,283,031
2023	$51.66	1.90	1.88	3.78	(1.46)	0.00(4)	$53.98	7.45%	0.33%	3.62%	1%	$3,810,805
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets ex-China Equity ETF
2026	$56.70	1.56	25.42	26.98	(1.34)	0.00(4)	$82.34	48.13%	0.33%	2.15%	4%	$459,437
2025	$53.60	1.50	2.34	3.84	(0.77)	0.03	$56.70	7.33%	0.33%	2.83%	1%	$159,906
2024(5)	$49.65	0.71	3.47	4.18	(0.28)	0.05	$53.60	8.52%	0.33%	3.00%	4%	$25,727

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 19, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Small Cap Equity ETF
2026	$62.70	1.62	6.75	8.37	(1.54)	0.03	$69.56	13.66%	0.42%	2.44%	10%	$132,157
2025	$55.94	1.57	6.81	8.38	(1.66)	0.04	$62.70	15.51%	0.42%	2.77%	3%	$53,295
2024(4)	$50.52	1.58	4.41	5.99	(0.65)	0.08	$55.94	12.02%	0.42%	3.59%	2%	$22,374

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)November 7, 2023 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2026	$55.46	1.81	10.88	12.69	(1.61)	0.00(4)	$66.54	23.29%	0.36%	2.91%	34%	$1,543,633
2025	$49.47	1.72	6.42	8.14	(2.16)	0.01	$55.46	17.09%	0.36%	3.45%	12%	$776,462
2024	$43.83	1.62	5.80	7.42	(1.80)	0.02	$49.47	17.36%	0.36%	3.48%	17%	$500,631
2023	$42.06	1.79	1.47	3.26	(1.52)	0.03	$43.83	8.03%	0.36%	4.22%	23%	$289,260
2022(5)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%	5.26%	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2026	$76.78	2.30	16.71	19.01	(2.21)	0.00(4)	$93.58	25.08%	0.23%	2.66%	8%	$19,094,375
2025	$66.16	2.06	10.66	12.72	(2.10)	0.00(4)	$76.78	19.64%	0.23%	3.03%	3%	$8,756,242
2024	$57.40	1.84	8.86	10.70	(1.94)	0.00(4)	$66.16	18.98%	0.23%	3.02%	3%	$5,227,022
2023	$50.57	1.89	6.52	8.41	(1.58)	0.00(4)	$57.40	16.73%	0.23%	3.41%	3%	$3,205,671
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2026	$65.68	2.11	16.99	19.10	(2.00)	0.00(4)	$82.78	29.50%	0.25%	2.79%	22%	$2,076,109
2025	$55.33	1.87	10.23	12.10	(1.76)	0.01	$65.68	22.37%	0.25%	3.24%	11%	$831,524
2024	$48.81	1.80	6.66	8.46	(1.94)	0.00(4)	$55.33	17.68%	0.25%	3.49%	16%	$421,630
2023	$41.94	1.96	6.36	8.32	(1.47)	0.02	$48.81	20.03%	0.25%	4.15%	21%	$251,856
2022(5)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%	4.61%	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)September 28, 2021 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Equity ETF
2026	$65.59	1.89	14.66	16.55	(1.75)	0.01	$80.40	25.59%	0.30%	2.55%	12%	$353,744
2025	$55.11	1.71	10.31	12.02	(1.56)	0.02	$65.59	22.34%	0.30%	2.97%	6%	$125,931
2024	$48.71	1.48	6.08	7.56	(1.19)	0.03	$55.11	15.78%	0.30%	2.85%	7%	$37,474
2023(4)	$50.27	0.10	(1.72)	(1.62)	—	0.06	$48.71	(3.11)%	0.30%	1.65%	0%	$3,896

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)July 18, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2026	$85.57	2.89	26.86	29.75	(2.93)	—	$112.39	35.31%	0.36%	2.88%	17%	$20,499,848
2025	$69.20	2.58	16.86	19.44	(3.07)	0.00(4)	$85.57	29.11%	0.36%	3.57%	4%	$11,757,914
2024	$59.04	1.99	10.24	12.23	(2.07)	0.00(4)	$69.20	21.09%	0.36%	3.16%	8%	$6,607,921
2023	$53.12	2.22	5.62	7.84	(1.92)	0.00(4)	$59.04	14.97%	0.36%	3.90%	14%	$3,452,077
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2026	$60.25	1.42	19.10	20.52	(1.62)	0.01	$79.16	34.59%	0.33%	2.00%	5%	$221,644
2025	$52.56	1.39	8.00	9.39	(1.72)	0.02	$60.25	18.36%	0.33%	2.56%	2%	$147,620
2024	$45.92	1.25	6.95	8.20	(1.58)	0.02	$52.56	18.23%	0.33%	2.57%	5%	$81,467
2023	$43.38	1.31	1.97	3.28	(0.78)	0.04	$45.92	7.75%	0.33%	2.96%	7%	$57,404
2022(4)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%	4.89%	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)March 28, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2026	$69.64	1.95	12.75	14.70	(1.87)	0.01	$82.48	21.36%	0.23%	2.55%	9%	$358,771
2025	$59.63	1.74	10.17	11.91	(1.91)	0.01	$69.64	20.42%	0.23%	2.82%	3%	$215,881
2024	$50.78	1.54	8.92	10.46	(1.61)	0.00(4)	$59.63	20.94%	0.23%	2.86%	5%	$149,077
2023	$44.83	1.55	5.49	7.04	(1.12)	0.03	$50.78	15.83%	0.23%	3.14%	8%	$101,551
2022(5)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%	3.01%	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
(5)March 15, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the Avantis® Emerging Markets Equity ETF, Avantis® Emerging Markets ex-China Equity ETF, Avantis® Emerging Markets Small Cap Equity ETF, Avantis® Emerging Markets Value ETF, Avantis® International Equity ETF, Avantis® International Large Cap Value ETF, Avantis® International Small Cap Equity ETF, Avantis® International Small Cap Value ETF, Avantis® Responsible Emerging Markets Equity ETF, and Avantis® Responsible International Equity ETF (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Emerging Markets Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Avantis® Emerging Markets ex-China Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from March 19, 2024 (fund inception) through August 31, 2024
Avantis® Emerging Markets Small Cap Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from November 7, 2023 (fund inception) through August 31, 2024
Avantis® Emerging Markets Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Avantis® International Large Cap Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from September 28, 2021 (fund inception) through August 31, 2022
Avantis® International Small Cap Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from July 18, 2023 (fund inception) through August 31, 2023
Avantis® International Small Cap Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Avantis® Responsible Emerging Markets Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from March 28, 2022 (fund inception) through August 31, 2022
Avantis® Responsible International Equity ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from March 15, 2022 (fund inception) through August 31, 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Emerging Markets Equity ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Emerging Markets ex-China Equity ETF - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Emerging Markets Small Cap Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis Emerging Markets Value ETF - The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis International Equity ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis International Large Cap Value ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Small Cap Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.
Avantis International Small Cap Value ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Responsible Emerging Markets Equity ETF - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Responsible International Equity ETF - The Fund’s performance was above its benchmark for the one- and three-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Corporate Dividends Received Deduction
Avantis Emerging Markets Equity ETF	$1,480,547
Avantis Emerging Markets ex-China Equity ETF	$7,051
Avantis Emerging Markets Small Cap Equity ETF	—
Avantis Emerging Markets Value ETF	$19,082
Avantis International Equity ETF	$541,613
Avantis International Large Cap Value ETF	$123,921
Avantis International Small Cap Equity ETF	$16,143
Avantis International Small Cap Value ETF	$1,650,258
Avantis Responsible Emerging Markets Equity ETF	$32,347
Avantis Responsible International Equity ETF	$15,763

For the fiscal year ended August 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity ETF	$65,375,733	$0.2191	$533,344,824	$1.7870
Avantis Emerging Markets ex-China Equity ETF	$1,078,103	$0.1932	$8,026,159	$1.4384
Avantis Emerging Markets Small Cap Equity ETF	$333,144	$0.1753	$2,777,867	$1.4620
Avantis Emerging Markets Value ETF	$6,445,231	$0.2778	$39,437,111	$1.6999
Avantis International Equity ETF	$36,792,656	$0.1803	$434,888,277	$2.1313
Avantis International Large Cap Value ETF	$3,763,967	$0.1501	$42,704,374	$1.7027
Avantis International Small Cap Equity ETF	$683,912	$0.1554	$7,113,718	$1.6168
Avantis International Small Cap Value ETF	$51,055,633	$0.2799	$584,651,804	$3.2053
Avantis Responsible Emerging Markets Equity ETF	$609,448	$0.2177	$4,733,754	$1.6906
Avantis Responsible International Equity ETF	$1,208,432	$0.2778	$12,038,987	$2.7676

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis Emerging Markets Equity ETF	—
Avantis Emerging Markets ex-China Equity ETF	$37,021
Avantis Emerging Markets Small Cap Equity ETF	$23,819
Avantis Emerging Markets Value ETF	—
Avantis International Equity ETF	—
Avantis International Large Cap Value ETF	$2,671,994
Avantis International Small Cap Equity ETF	$395,497
Avantis International Small Cap Value ETF	$32,304,750
Avantis Responsible Emerging Markets Equity ETF	$90,237
Avantis Responsible International Equity ETF	$1,269,192

Contact Us	avantisinvestors.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97506 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Credit ETF (AVGB)
Avantis® Short-Term Fixed Income ETF (AVSF)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 62.9%
Aerospace and Defense — 0.9%
General Dynamics Corp., 4.25%, 4/1/40	$2,356,000	$2,051,120
General Electric Co., 6.75%, 3/15/32	885,000	960,400
Lockheed Martin Corp., 4.70%, 12/15/31	1,509,000	1,500,472
Lockheed Martin Corp., 3.90%, 6/15/32	906,000	860,857
Lockheed Martin Corp., 5.25%, 1/15/33	2,345,000	2,388,591
Lockheed Martin Corp., 4.75%, 2/15/34	1,295,000	1,262,139
Lockheed Martin Corp., 4.80%, 8/15/34	2,070,000	2,022,215
Lockheed Martin Corp., 4.50%, 5/15/36	2,320,000	2,189,372
RTX Corp., 5.15%, 2/27/33	100,000	100,137
RTX Corp., 6.10%, 3/15/34	181,000	190,316
RTX Corp., 6.05%, 6/1/36	870,000	915,933
RTX Corp., 4.45%, 11/16/38	516,000	465,509
Textron, Inc., 3.90%, 9/17/29	1,745,000	1,692,604
Textron, Inc., 2.45%, 3/15/31	874,000	783,504
		17,383,169
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 4.875%, 3/3/33(1)	2,015,000	2,010,109
United Parcel Service, Inc., 5.15%, 5/22/34	650,000	651,151
United Parcel Service, Inc., 5.25%, 5/14/35(1)	1,110,000	1,111,451
United Parcel Service, Inc., 6.20%, 1/15/38	3,204,000	3,393,307
		7,166,018
Automobiles — 0.8%
American Honda Finance Corp., 4.70%, 1/12/28	1,021,000	1,022,446
American Honda Finance Corp., 4.80%, 3/5/30	2,344,000	2,323,858
American Honda Finance Corp., 5.05%, 7/10/31	5,763,000	5,719,091
American Honda Finance Corp., 4.90%, 1/10/34	840,000	810,025
Toyota Motor Credit Corp., 2.15%, 2/13/30	759,000	693,825
Toyota Motor Credit Corp., 2.40%, 1/13/32	988,000	868,548
Toyota Motor Credit Corp., 4.80%, 1/5/34	1,312,000	1,278,400
Toyota Motor Credit Corp., 5.35%, 1/9/35	3,610,000	3,613,823
Toyota Motor Credit Corp., 4.80%, 1/11/36	517,000	497,037
		16,827,053
Banks — 7.1%
African Development Bank, 4.125%, 2/25/27	1,000,000	999,877
African Development Bank, 4.375%, 11/3/27	2,115,000	2,115,881
African Development Bank, 3.50%, 9/18/29	1,555,000	1,513,634
Asian Development Bank, 3.125%, 9/26/28	250,000	244,055
Asian Development Bank, 3.625%, 8/28/29	3,013,000	2,946,335
Asian Development Bank, 0.75%, 10/8/30	985,000	849,217
Asian Development Bank, 3.875%, 9/28/32	1,000,000	962,711
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,076,000	1,069,946
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	1,027,000	1,022,418
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	2,787,000	2,791,669
Banco Santander SA, 3.80%, 2/23/28	400,000	394,720
Banco Santander SA, 5.57%, 1/17/30	782,000	792,748
Bank of America Corp., 5.875%, 2/7/42	2,687,000	2,705,906
Bank of America Corp., VRN, 3.59%, 7/21/28	800,000	793,169
Bank of America Corp., VRN, 5.20%, 4/25/29	1,296,000	1,304,807
Bank of America Corp., VRN, 4.27%, 7/23/29	415,000	411,166
2

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Bank of America Corp., VRN, 2.50%, 2/13/31	$125,000	$114,960
Bank of America Corp., VRN, 5.29%, 4/25/34	487,000	484,770
Bank of Montreal, 5.51%, 6/4/31	6,588,000	6,719,796
Bank of Montreal, VRN, 4.64%, 9/10/30	1,750,000	1,735,289
Bank of Nova Scotia, 2.15%, 8/1/31	3,133,000	2,735,274
Bank of Nova Scotia, 5.65%, 2/1/34	1,714,000	1,744,247
Bank of Nova Scotia, VRN, 4.25%, 2/2/30	782,000	770,046
Bank of Nova Scotia, VRN, 4.81%, 2/2/34	1,300,000	1,256,131
Barclays PLC, VRN, 5.09%, 2/25/29	395,000	396,190
Barclays PLC, VRN, 4.97%, 5/16/29	485,000	485,229
Barclays PLC, VRN, 4.22%, 5/24/30	2,940,000	2,873,402
Barclays PLC, VRN, 5.37%, 2/25/31	500,000	501,995
Barclays PLC, VRN, 7.44%, 11/2/33	860,000	943,651
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	4,944,000	4,566,661
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	2,274,000	2,381,021
Capital One NA, 2.70%, 2/6/30	280,000	259,744
Citibank NA, 4.91%, 5/29/30	185,000	185,266
Citibank NA, 5.57%, 4/30/34	2,159,000	2,191,462
Citigroup, Inc., 8.125%, 7/15/39	1,447,000	1,755,980
Citigroup, Inc., 5.875%, 1/30/42	1,458,000	1,452,752
Citigroup, Inc., VRN, 4.79%, 3/4/29	260,000	259,996
Citigroup, Inc., VRN, 2.98%, 11/5/30	762,000	715,689
Citigroup, Inc., VRN, 2.56%, 5/1/32	660,000	586,839
Citigroup, Inc., VRN, 4.91%, 5/24/33	600,000	588,150
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,874,000	2,699,731
Cooperatieve Rabobank UA, 5.25%, 5/24/41	3,490,000	3,344,452
Council of Europe Development Bank, 0.875%, 9/22/26	1,023,000	1,020,835
Council of Europe Development Bank, 4.125%, 1/24/29	1,403,000	1,393,868
Council of Europe Development Bank, 4.50%, 1/15/30	1,221,000	1,222,562
European Bank for Reconstruction & Development, 4.375%, 3/9/28	1,000,000	1,000,249
European Bank for Reconstruction & Development, 4.125%, 1/25/29	950,000	943,897
European Investment Bank, 4.375%, 3/19/27	695,000	695,839
European Investment Bank, 3.25%, 11/15/27	1,050,000	1,037,264
European Investment Bank, 4.75%, 6/15/29	1,525,000	1,538,248
European Investment Bank, 0.75%, 9/23/30	775,000	669,336
European Investment Bank, 4.625%, 2/12/35	1,053,000	1,048,192
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	900,000	925,102
HSBC Holdings PLC, VRN, 6.16%, 3/9/29	1,300,000	1,325,739
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	400,000	399,101
ING Groep NV, 4.05%, 4/9/29	1,085,000	1,063,060
ING Groep NV, VRN, 5.07%, 3/25/31	769,000	767,505
Inter-American Development Bank, 2.375%, 7/7/27	500,000	492,130
Inter-American Development Bank, 4.00%, 1/12/28	1,320,000	1,314,055
Inter-American Development Bank, 1.125%, 7/20/28	1,789,000	1,685,292
Inter-American Development Bank, 3.125%, 9/18/28	1,400,000	1,366,136
Inter-American Development Bank, 1.125%, 1/13/31	1,988,000	1,725,502
Inter-American Investment Corp., 4.75%, 9/19/28	1,090,000	1,097,334
International Bank for Reconstruction & Development, 3.125%, 6/15/27	850,000	842,750
International Bank for Reconstruction & Development, 0.75%, 11/24/27	1,155,000	1,105,834
International Bank for Reconstruction & Development, 1.75%, 10/23/29	1,696,000	1,563,833
International Bank for Reconstruction & Development, 0.875%, 5/14/30	2,655,000	2,333,586
International Finance Corp., 0.75%, 10/8/26	320,000	318,949
3

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
JPMorgan Chase & Co., 5.50%, 10/15/40	$3,669,000	$3,606,145
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	1,018,000	1,006,457
JPMorgan Chase & Co., VRN, 5.14%, 1/24/31	3,040,000	3,049,881
JPMorgan Chase & Co., VRN, 5.50%, 1/24/36	1,142,000	1,141,342
KeyCorp, 2.55%, 10/1/29	803,000	748,558
KeyCorp, VRN, 5.31%, 1/28/37	700,000	672,576
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,875,000	1,860,641
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	2,440,000	2,468,414
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	935,000	920,258
Landwirtschaftliche Rentenbank, Series 44, 3.875%, 6/14/28	1,390,000	1,378,858
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,302,000	1,297,937
M&T Bank Corp., VRN, 6.08%, 3/13/32	1,000,000	1,030,701
Nordic Investment Bank, 3.75%, 5/9/30	1,050,000	1,024,256
Oesterreichische Kontrollbank AG, 4.75%, 5/21/27	1,330,000	1,335,582
Oesterreichische Kontrollbank AG, 4.50%, 1/24/30	1,730,000	1,733,157
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34	1,000,000	982,569
PNC Financial Services Group, Inc., VRN, 6.875%, 10/20/34	188,000	203,537
Royal Bank of Canada, 3.875%, 5/4/32	1,969,000	1,849,841
Royal Bank of Canada, 5.00%, 2/1/33	2,465,000	2,441,569
Royal Bank of Canada, 5.00%, 5/2/33	1,592,000	1,577,197
Royal Bank of Canada, 5.15%, 2/1/34(1)	2,211,000	2,212,957
Royal Bank of Canada, VRN, 4.97%, 5/2/31	1,050,000	1,047,815
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	464,000	474,030
Sumitomo Mitsui Financial Group, Inc., 5.85%, 7/13/30	2,205,000	2,264,550
Toronto-Dominion Bank, 4.99%, 4/5/29	978,000	983,129
Toronto-Dominion Bank, 3.20%, 3/10/32	2,039,000	1,850,537
Toronto-Dominion Bank, 4.46%, 6/8/32	1,866,000	1,803,833
Truist Financial Corp., VRN, 5.07%, 5/20/31	2,090,000	2,084,768
Truist Financial Corp., VRN, 4.96%, 10/23/36	1,200,000	1,138,458
U.S. Bancorp, 1.375%, 7/22/30	1,959,000	1,714,406
U.S. Bancorp, VRN, 5.08%, 5/15/31	1,688,000	1,687,538
U.S. Bancorp, VRN, 4.84%, 2/1/34	1,000,000	969,687
Wells Fargo & Co., VRN, 4.97%, 4/23/29	2,032,000	2,039,363
Wells Fargo & Co., VRN, 4.08%, 9/15/29	260,000	256,208
Wells Fargo & Co., VRN, 5.15%, 4/23/31	500,000	500,975
		142,920,910
Beverages — 0.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,543,000	2,410,171
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	1,582,000	1,499,367
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	858,000	858,714
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 6/15/34	893,000	882,956
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/38	1,596,000	1,446,055
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	2,228,000	2,727,540
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	1,263,000	1,245,745
Brown-Forman Corp., 4.75%, 4/15/33	1,920,000	1,860,742
Coca-Cola Co., 5.00%, 5/13/34	118,000	118,668
Constellation Brands, Inc., 2.875%, 5/1/30	735,000	681,904
Constellation Brands, Inc., 4.80%, 5/1/30	85,000	84,327
Constellation Brands, Inc., 2.25%, 8/1/31	990,000	864,933
Keurig Dr. Pepper, Inc., 3.20%, 5/1/30	1,049,000	979,763
PepsiCo, Inc., 5.00%, 2/7/35	1,535,000	1,513,034
		17,173,919
4

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	$567,000	$567,462
AbbVie, Inc., 4.40%, 3/15/33	410,000	393,197
AbbVie, Inc., 4.55%, 3/15/35	2,680,000	2,538,466
AbbVie, Inc., 5.20%, 3/15/35	1,922,000	1,904,628
AbbVie, Inc., 4.50%, 5/14/35	2,183,000	2,055,093
AbbVie, Inc., 4.30%, 5/14/36	1,568,000	1,440,818
Amgen, Inc., 2.45%, 2/21/30	238,000	219,261
Amgen, Inc., 5.25%, 3/2/30	347,000	350,207
Amgen, Inc., 2.30%, 2/25/31	626,000	558,973
Amgen, Inc., 5.25%, 3/2/33	306,000	306,309
Amgen, Inc., 5.15%, 11/15/41	680,000	628,227
Biogen, Inc., 5.05%, 1/15/31	1,731,000	1,736,174
Gilead Sciences, Inc., 1.65%, 10/1/30	480,000	422,958
Gilead Sciences, Inc., 5.65%, 12/1/41	2,335,000	2,302,823
		15,424,596
Broadline Retail — 0.3%
Amazon.com, Inc., 2.10%, 5/12/31	1,000,000	879,979
Amazon.com, Inc., 4.65%, 11/20/35	1,370,000	1,291,543
eBay, Inc., 6.30%, 11/22/32	2,716,000	2,867,987
		5,039,509
Building Products — 0.1%
Carrier Global Corp., 5.90%, 3/15/34	456,000	470,669
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 9/15/30	1,021,000	902,383
Owens Corning, 3.50%, 2/15/30	380,000	362,115
		1,735,167
Capital Markets — 3.6%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	6,224,000	6,144,289
Ameriprise Financial, Inc., 4.50%, 5/13/32	4,050,000	3,940,390
Ameriprise Financial, Inc., 5.15%, 5/15/33	4,130,000	4,124,646
Blackrock, Inc., 5.00%, 3/14/34	3,989,000	3,950,226
Brookfield Asset Management Ltd., 4.65%, 11/15/30	1,425,000	1,396,756
Brookfield Finance, Inc., 4.35%, 4/15/30	2,478,000	2,419,813
Brookfield Finance, Inc., 2.72%, 4/15/31	6,655,000	5,999,524
Brookfield Finance, Inc., 5.68%, 1/15/35	2,000,000	1,995,472
Brookfield Finance, Inc., 5.33%, 1/15/36	215,000	207,788
Cboe Global Markets, Inc., 1.625%, 12/15/30	4,450,000	3,871,861
Cboe Global Markets, Inc., 3.00%, 3/16/32	3,879,000	3,478,208
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,150,000	1,177,954
Franklin Templeton, Inc., 1.60%, 10/30/30	733,000	640,421
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,903,000	1,758,179
Goldman Sachs Group, Inc., 3.80%, 3/15/30	2,165,000	2,079,318
Goldman Sachs Group, Inc., 6.125%, 2/15/33	451,000	474,113
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	531,000	539,828
Goldman Sachs Group, Inc., VRN, 5.22%, 4/23/31	738,000	738,602
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	1,725,000	1,668,200
Goldman Sachs Group, Inc., VRN, 2.62%, 4/22/32	1,180,000	1,046,896
Intercontinental Exchange, Inc., 2.10%, 6/15/30	1,645,000	1,486,472
Intercontinental Exchange, Inc., 5.25%, 6/15/31	4,382,000	4,423,836
Intercontinental Exchange, Inc., 4.60%, 3/15/33	1,000,000	967,344
Intercontinental Exchange, Inc., 5.15%, 9/1/33	860,000	857,800
Lazard Group LLC, 6.00%, 3/15/31	2,071,000	2,134,100
5

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Morgan Stanley, 7.25%, 4/1/32	$4,619,000	$5,123,488
Morgan Stanley, VRN, 5.16%, 4/20/29	950,000	956,294
Morgan Stanley, VRN, 4.13%, 10/18/29	310,000	305,105
Morgan Stanley, VRN, 3.62%, 4/1/31	550,000	523,116
Morgan Stanley, VRN, 5.19%, 4/17/31	445,000	445,652
Morgan Stanley, VRN, 4.49%, 1/16/32	105,000	101,792
Nasdaq, Inc., 5.55%, 2/15/34	3,356,000	3,391,433
State Street Corp., VRN, 4.68%, 10/22/32	482,000	472,799
UBS Americas, Inc., 7.125%, 7/15/32	3,529,000	3,874,587
		72,716,302
Chemicals — 0.3%
CF Industries, Inc., 5.15%, 3/15/34	2,145,000	2,099,309
Eastman Chemical Co., 5.625%, 2/20/34	472,000	472,390
EIDP, Inc., 5.125%, 5/15/32	1,731,000	1,707,052
Mosaic Co., 5.45%, 11/15/33(1)	2,018,000	1,997,646
Nutrien Ltd., 2.95%, 5/13/30	250,000	233,183
		6,509,580
Commercial Services and Supplies — 0.6%
Eaton Capital ULC, 4.45%, 5/9/30	2,550,000	2,508,183
Republic Services, Inc., 4.75%, 7/15/30	2,531,000	2,521,125
Republic Services, Inc., 5.00%, 4/1/34	2,097,000	2,070,101
Waste Management, Inc., 4.80%, 3/15/32	2,962,000	2,935,695
Waste Management, Inc., 4.625%, 2/15/33	770,000	751,956
Waste Management, Inc., 4.875%, 2/15/34	1,626,000	1,603,262
		12,390,322
Communications Equipment — 0.3%
Cisco Systems, Inc., 4.95%, 2/24/32	650,000	648,393
Cisco Systems, Inc., 5.90%, 2/15/39	1,269,000	1,302,970
Cisco Systems, Inc., 5.50%, 1/15/40	3,611,000	3,557,473
Motorola Solutions, Inc., 5.55%, 8/15/35	425,000	423,137
		5,931,973
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	2,731,000	2,506,833
Quanta Services, Inc., 2.35%, 1/15/32	959,000	829,971
		3,336,804
Consumer Finance — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	250,000	249,276
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/27	450,000	446,857
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	5,075,000	5,245,197
American Express Co., VRN, 5.53%, 4/25/30	148,000	150,355
American Express Co., VRN, 5.02%, 4/25/31	710,000	710,782
American Express Co., VRN, 4.46%, 2/10/32	1,227,000	1,194,351
American Express Co., VRN, 5.04%, 5/1/34	837,000	824,985
American Express Co., VRN, 4.80%, 10/24/36	1,010,000	955,218
Capital One Financial Corp., 6.70%, 11/29/32	7,100,000	7,583,577
Capital One Financial Corp., VRN, 6.31%, 6/8/29	985,000	1,008,676
Capital One Financial Corp., VRN, 5.27%, 5/10/33	985,000	973,458
Sumisho Air Lease Corp., 3.625%, 12/1/27	2,398,000	2,366,198
		21,708,930
Consumer Staples Distribution & Retail — 1.4%
Dollar General Corp., 5.00%, 11/1/32	110,000	108,006
Kroger Co., 7.50%, 4/1/31	3,506,000	3,860,141
6

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Kroger Co., 5.00%, 9/15/34	$2,500,000	$2,416,856
Sysco Corp., 5.375%, 9/21/35	9,154,000	8,971,401
Target Corp., 4.50%, 9/15/32(1)	2,017,000	1,984,183
Target Corp., 6.35%, 11/1/32	1,005,000	1,078,350
Target Corp., 6.50%, 10/15/37	6,173,000	6,671,779
Walmart, Inc., 5.25%, 9/1/35	2,783,000	2,804,609
		27,895,325
Containers and Packaging — 0.0%
Packaging Corp. of America, 3.00%, 12/15/29	830,000	783,532
Sonoco Products Co., 2.85%, 2/1/32	50,000	44,388
		827,920
Diversified Consumer Services — 0.2%
Novant Health, Inc., 2.64%, 11/1/36	1,558,000	1,203,565
Trustees of Princeton University, 5.70%, 3/1/39	2,770,000	2,844,093
		4,047,658
Diversified REITs — 3.1%
Brixmor Operating Partnership LP, 5.20%, 4/1/32	2,880,000	2,853,822
ERP Operating LP, 3.30%, 6/1/29	800,000	770,405
ERP Operating LP, 2.50%, 2/15/30	1,722,000	1,589,782
ERP Operating LP, 4.35%, 12/1/30	2,760,000	2,696,006
ERP Operating LP, 5.00%, 2/15/33	6,083,000	6,027,694
ERP Operating LP, 5.35%, 6/1/34	4,063,000	4,055,593
ERP Operating LP, 5.00%, 8/1/35	1,500,000	1,458,468
Essex Portfolio LP, 5.375%, 4/1/35	6,103,000	6,081,992
Extra Space Storage LP, 2.35%, 3/15/32	566,000	486,356
Federal Realty OP LP, 3.50%, 6/1/30	745,000	707,858
Host Hotels & Resorts LP, 5.70%, 7/1/34	986,000	984,691
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34	1,734,000	1,432,465
Kimco Realty OP LLC, 6.40%, 3/1/34	1,165,000	1,235,576
Prologis LP, 2.875%, 11/15/29	440,000	414,912
Prologis LP, 2.25%, 4/15/30	1,402,000	1,279,314
Prologis LP, 4.75%, 1/15/31	3,120,000	3,105,098
Prologis LP, 1.625%, 3/15/31	2,080,000	1,796,429
Prologis LP, 4.625%, 1/15/33	2,309,000	2,245,251
Prologis LP, 5.25%, 5/15/35	4,125,000	4,078,384
Simon Property Group LP, 4.375%, 10/1/30	1,640,000	1,608,791
Simon Property Group LP, 2.20%, 2/1/31	438,000	390,265
Simon Property Group LP, 5.50%, 3/8/33	2,955,000	2,992,317
Simon Property Group LP, 6.25%, 1/15/34	2,101,000	2,212,230
Simon Property Group LP, 6.75%, 2/1/40	3,642,000	3,967,745
Ventas Realty LP, 5.10%, 7/15/32	600,000	595,048
Welltower OP LLC, 4.50%, 7/1/30	5,328,000	5,248,657
Welltower OP LLC, 5.125%, 7/1/35	870,000	854,049
		61,169,198
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.25%, 2/1/32	200,000	172,129
AT&T, Inc., 4.90%, 8/15/37	200,000	185,177
British Telecommunications Ltd., 9.625%, 12/15/30	730,000	852,106
Comcast Corp., 2.65%, 2/1/30	1,069,000	988,885
Comcast Corp., 3.40%, 4/1/30	201,000	189,944
Comcast Corp., 4.25%, 10/15/30	539,000	521,459
Comcast Corp., 5.50%, 11/15/32	135,000	136,962
7

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Comcast Corp., 7.05%, 3/15/33	$1,085,000	$1,181,697
Deutsche Telekom International Finance BV, 8.25%, 6/15/30	947,000	1,048,099
Space Exploration Technologies Corp., 5.65%, 7/15/33(2)	4,000,000	3,861,044
Sprint Capital Corp., 6.875%, 11/15/28	509,000	530,515
Sprint Capital Corp., 8.75%, 3/15/32	611,000	708,669
Telefonica Europe BV, 8.25%, 9/15/30	3,776,000	4,186,875
Verizon Communications, Inc., 4.02%, 12/3/29	160,000	155,957
Verizon Communications, Inc., 2.55%, 3/21/31	1,042,000	937,899
Verizon Communications, Inc., 4.75%, 1/15/33	800,000	774,494
Verizon Communications, Inc., 5.05%, 5/9/33	190,000	187,822
Verizon Communications, Inc., 4.50%, 8/10/33	464,000	440,426
Verizon Communications, Inc., 6.40%, 9/15/33	1,681,000	1,773,290
Verizon Communications, Inc., 4.40%, 11/1/34	1,295,000	1,201,872
Verizon Communications, Inc., 4.27%, 1/15/36	469,000	419,719
		20,455,040
Electric Utilities — 5.2%
AEP Texas, Inc., 5.40%, 6/1/33	2,581,000	2,570,916
AEP Texas, Inc., 5.70%, 5/15/34	435,000	439,456
Alabama Power Co., 4.30%, 3/15/31	300,000	291,599
Alabama Power Co., 5.85%, 11/15/33	1,655,000	1,712,113
Alabama Power Co., 6.00%, 3/1/39	2,643,000	2,702,715
American Electric Power Co., Inc., 2.30%, 3/1/30	1,194,000	1,090,795
American Electric Power Co., Inc., 5.95%, 11/1/32	1,708,000	1,764,675
Berkshire Hathaway Energy Co., 6.125%, 4/1/36	225,000	234,195
Berkshire Hathaway Energy Co., 5.95%, 5/15/37	830,000	854,722
CenterPoint Energy Houston Electric LLC, 2.35%, 4/1/31	790,000	706,737
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	2,911,000	3,186,401
Commonwealth Edison Co., 5.90%, 3/15/36	3,344,000	3,448,359
Connecticut Light & Power Co., 4.95%, 8/15/34	2,021,000	1,967,621
Constellation Energy Generation LLC, 6.125%, 1/15/34	568,000	590,967
DTE Electric Co., 3.00%, 3/1/32	1,790,000	1,625,857
DTE Electric Co., 5.20%, 3/1/34	1,813,000	1,810,551
Duke Energy Ohio, Inc., 2.125%, 6/1/30	395,000	357,147
Duke Energy Ohio, Inc., 5.25%, 4/1/33	1,236,000	1,236,261
Entergy Louisiana LLC, 5.15%, 9/15/34	537,000	529,167
Entergy Mississippi LLC, 5.05%, 4/15/36	210,000	201,303
Eversource Energy, 5.50%, 1/1/34	345,000	345,111
Eversource Energy, 5.95%, 7/15/34	1,444,000	1,481,950
Exelon Corp., 5.125%, 3/15/31	3,950,000	3,961,756
Exelon Corp., 4.95%, 6/15/35	1,670,000	1,592,870
Florida Power & Light Co., 2.45%, 2/3/32	2,012,000	1,771,449
Florida Power & Light Co., 5.10%, 4/1/33	2,025,000	2,014,783
Florida Power & Light Co., 5.30%, 6/15/34	2,357,000	2,360,649
Florida Power & Light Co., 5.00%, 8/1/34	2,227,000	2,187,727
Georgia Power Co., 4.70%, 5/15/32	1,608,000	1,579,481
Georgia Power Co., 4.95%, 5/17/33	1,330,000	1,313,356
Georgia Power Co., 5.20%, 3/15/35	620,000	613,645
Georgia Power Co., 4.30%, 3/15/42	990,000	832,318
Louisville Gas & Electric Co., 5.45%, 4/15/33	894,000	902,262
MidAmerican Energy Co., 6.75%, 12/30/31	2,292,000	2,474,655
MidAmerican Energy Co., 5.35%, 1/15/34	420,000	423,994
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	690,000	690,737
8

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/32	$3,079,000	$3,488,530
National Rural Utilities Cooperative Finance Corp., 2.75%, 4/15/32	395,000	348,639
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	4,902,000	5,064,851
Nevada Power Co., Series N, 6.65%, 4/1/36	3,406,000	3,645,991
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,730,000	1,568,930
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	235,000	232,445
Northern States Power Co., 6.25%, 6/1/36	5,085,000	5,378,904
NSTAR Electric Co., 4.85%, 3/1/30	380,000	378,832
Ohio Power Co., 2.60%, 4/1/30	400,000	370,949
Pacific Gas & Electric Co., 5.55%, 5/15/29	50,000	50,723
PacifiCorp, 2.70%, 9/15/30	1,025,000	934,447
PacifiCorp, 7.70%, 11/15/31	3,449,000	3,808,029
PPL Electric Utilities Corp., 5.00%, 5/15/33	1,715,000	1,696,421
PPL Electric Utilities Corp., 6.25%, 5/15/39	3,994,000	4,186,228
Public Service Co. of Colorado, 5.35%, 5/15/34	1,070,000	1,064,189
Public Service Co. of Colorado, 6.25%, 9/1/37	1,832,000	1,908,428
Public Service Electric & Gas Co., 4.90%, 12/15/32	3,571,000	3,528,853
Public Service Electric & Gas Co., 5.80%, 5/1/37	2,735,000	2,818,841
Puget Energy, Inc., 4.10%, 6/15/30	210,000	201,483
Southern Co., 5.70%, 3/15/34	1,070,000	1,085,451
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	1,106,000	1,103,673
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	225,000	229,844
Virginia Electric & Power Co., 5.30%, 8/15/33	440,000	440,456
Virginia Electric & Power Co., 5.15%, 3/15/35	500,000	487,424
Virginia Electric & Power Co., Series B, 6.00%, 1/15/36	1,777,000	1,836,845
Wisconsin Electric Power Co., 5.00%, 5/15/29	790,000	795,561
Wisconsin Electric Power Co., 4.60%, 10/1/34	5,088,000	4,883,151
Xcel Energy, Inc., 5.45%, 8/15/33	1,253,000	1,255,705
		104,662,123
Electrical Equipment — 0.2%
Emerson Electric Co., 5.00%, 3/15/35	4,003,000	3,944,518
Electronic Equipment, Instruments and Components — 0.1%
Arrow Electronics, Inc., 5.875%, 4/10/34	280,000	283,215
Keysight Technologies, Inc., 3.00%, 10/30/29	300,000	282,964
Tyco Electronics Group SA, 5.00%, 5/9/35	1,425,000	1,379,783
		1,945,962
Energy Equipment and Services — 0.4%
Halliburton Co., 7.45%, 9/15/39	2,868,000	3,267,233
Schlumberger Holdings Corp., 4.85%, 5/15/33(2)	485,000	476,441
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	3,685,000	3,578,814
Schlumberger Investment SA, 2.65%, 6/26/30	700,000	644,949
		7,967,437
Entertainment — 0.4%
TWDC Enterprises 18 Corp., Series B, 7.00%, 3/1/32	2,663,000	2,930,369
Walt Disney Co., 3.80%, 3/22/30	227,000	220,023
Walt Disney Co., 6.55%, 3/15/33	3,440,000	3,740,550
Walt Disney Co., 6.40%, 12/15/35	1,350,000	1,464,474
		8,355,416
Financial Services — 1.0%
Apollo Global Management, Inc., 6.375%, 11/15/33	4,152,000	4,357,196
Corebridge Financial, Inc., 6.05%, 9/15/33	3,337,000	3,429,161
Corebridge Financial, Inc., 5.75%, 1/15/34	1,870,000	1,887,954
9

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Equitable Holdings, Inc., 5.59%, 1/11/33	$2,790,000	$2,812,010
Fidelity National Information Services, Inc., 5.10%, 7/15/32	300,000	295,582
PayPal Holdings, Inc., 4.40%, 6/1/32	548,000	524,380
Visa, Inc., 4.15%, 12/14/35	6,226,000	5,810,125
		19,116,408
Food Products — 1.5%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	3,089,000	2,925,338
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,425,000	1,281,686
Archer-Daniels-Midland Co., 5.94%, 10/1/32	4,929,000	5,174,699
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,567,000	1,517,126
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	390,000	352,523
General Mills, Inc., 2.25%, 10/14/31	2,005,000	1,749,482
General Mills, Inc., 4.95%, 3/29/33	3,700,000	3,620,537
Hershey Co., 4.50%, 5/4/33	2,701,000	2,633,452
Ingredion, Inc., 2.90%, 6/1/30	1,147,000	1,066,099
J.M. Smucker Co., 4.25%, 3/15/35	919,000	840,805
Kraft Heinz Foods Co., 4.25%, 3/1/31	2,360,000	2,281,800
Kraft Heinz Foods Co., 5.20%, 3/15/32	2,356,000	2,350,393
Mars, Inc., 5.00%, 3/1/32(2)	2,507,000	2,490,567
Mondelez International, Inc., 1.50%, 2/4/31	1,092,000	944,316
Tyson Foods, Inc., 4.95%, 2/20/36	1,150,000	1,094,194
		30,323,017
Gas Utilities — 0.0%
Southern California Gas Co., 5.20%, 6/1/33	405,000	403,918
Ground Transportation — 1.5%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	1,871,000	1,900,094
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,055,000	1,906,460
Canadian National Railway Co., 3.85%, 8/5/32	2,413,000	2,271,897
Canadian National Railway Co., 6.25%, 8/1/34	7,882,000	8,431,847
Canadian Pacific Railway Co., 4.80%, 3/30/30	2,621,000	2,609,667
Canadian Pacific Railway Co., 5.20%, 3/30/35	1,736,000	1,723,989
CSX Corp., 4.10%, 11/15/32	600,000	572,080
CSX Corp., 5.20%, 11/15/33	405,000	406,260
CSX Corp., 4.75%, 5/30/42	455,000	406,856
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,213,000	2,202,891
Uber Technologies, Inc., 4.80%, 9/15/34	2,986,000	2,856,586
Uber Technologies, Inc., 4.80%, 9/15/35	531,000	503,175
Union Pacific Corp., 2.375%, 5/20/31	200,000	178,834
Union Pacific Corp., 2.80%, 2/14/32	1,565,000	1,405,276
Union Pacific Corp., 4.50%, 1/20/33	1,824,000	1,784,100
		29,160,012
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 6.00%, 4/1/39	4,478,000	4,694,555
Boston Scientific Corp., 6.25%, 11/15/35	1,368,000	1,458,484
GE HealthCare Technologies, Inc., 5.86%, 3/15/30	1,050,000	1,077,186
Medtronic Global Holdings SCA, 4.50%, 3/30/33	1,666,000	1,605,572
Medtronic, Inc., 4.375%, 3/15/35	3,051,000	2,870,276
Smith & Nephew PLC, 2.03%, 10/14/30	444,000	392,922
Solventum Corp., 5.45%, 3/13/31	600,000	606,473
Stryker Corp., 1.95%, 6/15/30	114,000	102,385
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	3,292,000	3,283,471
		16,091,324
10

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Health Care Providers and Services — 1.1%
Cigna Group, 4.50%, 9/15/30	$118,000	$115,954
Cigna Group, 5.40%, 3/15/33	1,043,000	1,052,522
Cigna Group, 5.25%, 2/15/34	940,000	932,443
Cigna Group, 4.80%, 8/15/38	5,466,000	5,033,222
CommonSpirit Health, 2.78%, 10/1/30	685,000	626,127
CVS Health Corp., 3.25%, 8/15/29	263,000	251,373
Elevance Health, Inc., 4.10%, 5/15/32	2,476,000	2,342,473
HCA, Inc., 4.125%, 6/15/29	1,203,000	1,180,213
HCA, Inc., 5.25%, 3/1/30	123,000	123,838
HCA, Inc., 3.50%, 9/1/30	201,000	189,694
HCA, Inc., 5.45%, 4/1/31	759,000	766,835
HCA, Inc., 3.625%, 3/15/32	1,717,000	1,579,998
HCA, Inc., 5.60%, 4/1/34	1,235,000	1,240,520
HCA, Inc., 5.75%, 3/1/35	1,050,000	1,058,538
HCA, Inc., 4.375%, 3/15/42	926,000	766,849
Humana, Inc., 2.15%, 2/3/32	50,000	42,826
Humana, Inc., 5.875%, 3/1/33	1,017,000	1,033,641
Humana, Inc., 5.95%, 3/15/34	814,000	826,907
McKesson Corp., 4.95%, 5/30/32	1,195,000	1,187,107
UnitedHealth Group, Inc., 4.95%, 1/15/32	1,381,000	1,373,054
UnitedHealth Group, Inc., 4.50%, 4/15/33	468,000	449,333
		22,173,467
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,220,000	1,204,784
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	2,238,000	2,040,210
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	1,000,000	831,065
Healthpeak OP LLC, 5.25%, 12/15/32	470,000	465,284
Healthpeak OP LLC, 5.375%, 2/15/35	290,000	285,655
Omega Healthcare Investors, Inc., 3.625%, 10/1/29	2,074,000	1,981,716
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	4,086,000	3,754,393
		10,563,107
Hotels, Restaurants and Leisure — 0.5%
Darden Restaurants, Inc., 6.30%, 10/10/33	492,000	515,962
Expedia Group, Inc., 3.25%, 2/15/30	1,022,000	964,527
Expedia Group, Inc., 2.95%, 3/15/31	1,147,000	1,044,895
Expedia Group, Inc., 5.50%, 4/15/36	260,000	252,809
Hyatt Hotels Corp., 5.75%, 3/30/32	240,000	243,949
Marriott International, Inc., 5.55%, 10/15/28	900,000	914,107
Marriott International, Inc., 5.10%, 4/15/32	1,911,000	1,902,858
Marriott International, Inc., 3.50%, 10/15/32	577,000	523,869
McDonald's Corp., 4.70%, 12/9/35	1,421,000	1,357,001
McDonald's Corp., 6.30%, 3/1/38	1,560,000	1,653,427
		9,373,404
Household Durables — 0.4%
PulteGroup, Inc., 6.375%, 5/15/33	7,506,000	7,939,104
Household Products — 0.2%
Clorox Co., 4.40%, 5/1/29	997,000	984,580
Procter & Gamble Co., 2.30%, 2/1/32	250,000	222,169
Procter & Gamble Co., 5.55%, 3/5/37	2,391,000	2,480,414
		3,687,163
Industrial Conglomerates — 0.6%
3M Co., 4.80%, 3/15/30	2,279,000	2,275,666
3M Co., 5.70%, 3/15/37	1,878,000	1,908,827
11

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Eaton Corp., 4.15%, 3/15/33	$2,702,000	$2,568,565
Honeywell International, Inc., 4.50%, 1/15/34	466,000	445,354
Siemens Funding BV, 4.60%, 5/28/30(2)	4,200,000	4,169,832
		11,368,244
Insurance — 4.7%
Allstate Corp., 5.25%, 3/30/33	2,405,000	2,407,826
Allstate Corp., 5.95%, 4/1/36	3,820,000	3,959,938
American International Group, Inc., 5.125%, 3/27/33	1,464,000	1,450,040
Aon Corp., 2.80%, 5/15/30	2,824,000	2,607,071
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,460,000	1,457,594
Chubb INA Holdings LLC, 5.00%, 3/15/34	3,833,000	3,760,812
Chubb INA Holdings LLC, Series 1, 6.50%, 5/15/38	9,591,000	10,417,522
Cincinnati Financial Corp., 6.125%, 11/1/34	6,809,000	6,957,966
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	6,342,000	6,298,859
Hartford Insurance Group, Inc., 2.80%, 8/19/29	2,210,000	2,091,866
Hartford Insurance Group, Inc., 6.10%, 10/1/41	4,621,000	4,687,793
Marsh & McLennan Cos., Inc., 2.25%, 11/15/30	3,037,000	2,723,683
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	4,753,000	4,350,214
Principal Financial Group, Inc., 6.05%, 10/15/36	5,926,000	6,086,890
Progressive Corp., 3.20%, 3/26/30	1,691,000	1,599,839
Progressive Corp., 6.25%, 12/1/32	3,254,000	3,460,849
Progressive Corp., 4.95%, 6/15/33	3,778,000	3,747,061
Prudential Financial, Inc., 5.20%, 3/14/35	2,987,000	2,931,139
Prudential Financial, Inc., 6.625%, 6/21/40	4,120,000	4,467,737
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	1,560,000	1,583,096
Prudential Funding Asia PLC, 3.125%, 4/14/30	2,562,000	2,415,446
RenaissanceRe Holdings Ltd., 5.75%, 6/5/33	1,175,000	1,182,355
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	1,315,000	1,319,995
Travelers Cos., Inc., 6.25%, 6/15/37	8,639,000	9,178,417
Travelers Property Casualty Corp., 6.375%, 3/15/33	2,425,000	2,599,694
		93,743,702
Interactive Media and Services — 0.5%
Alphabet, Inc., 4.10%, 2/15/31	249,000	240,742
Alphabet, Inc., 4.40%, 2/15/33	310,000	296,778
Alphabet, Inc., 5.20%, 8/15/33	2,050,000	2,043,234
Alphabet, Inc., 4.70%, 11/15/35	3,457,000	3,276,491
Meta Platforms, Inc., 3.85%, 8/15/32	352,000	326,548
Meta Platforms, Inc., 4.875%, 5/15/33	3,000,000	2,898,828
Meta Platforms, Inc., 4.95%, 5/15/33	315,000	307,874
Meta Platforms, Inc., 5.25%, 5/15/36(1)	500,000	481,482
		9,871,977
IT Services — 0.6%
International Business Machines Corp., 1.95%, 5/15/30	809,000	726,573
International Business Machines Corp., 5.00%, 2/10/32	245,000	242,809
International Business Machines Corp., 4.40%, 7/27/32	1,445,000	1,381,995
International Business Machines Corp., 4.75%, 2/6/33	295,000	287,570
International Business Machines Corp., 5.60%, 11/30/39	2,804,000	2,737,271
Leidos, Inc., 4.375%, 5/15/30	2,137,000	2,081,422
Leidos, Inc., 5.75%, 3/15/33	50,000	50,756
VeriSign, Inc., 2.70%, 6/15/31	890,000	792,856
VeriSign, Inc., 5.25%, 6/1/32	3,715,000	3,687,604
		11,988,856
12

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Life Sciences Tools and Services — 0.7%
Agilent Technologies, Inc., 2.75%, 9/15/29	$1,170,000	$1,100,825
Revvity, Inc., 3.30%, 9/15/29	1,442,000	1,370,859
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	474,000	444,960
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	2,992,000	3,003,708
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	1,309,000	1,271,431
Thermo Fisher Scientific, Inc., 4.95%, 11/21/32(1)	1,552,000	1,546,149
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	1,734,000	1,727,227
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	982,000	981,103
Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	2,500,000	2,407,250
		13,853,512
Machinery — 1.8%
Caterpillar, Inc., 5.20%, 5/15/35	3,869,000	3,861,345
Caterpillar, Inc., 5.20%, 5/27/41	4,621,000	4,469,973
Cummins, Inc., 4.70%, 2/15/31	6,485,000	6,448,049
Cummins, Inc., 5.15%, 2/20/34	3,425,000	3,411,461
Cummins, Inc., 5.30%, 5/9/35	2,300,000	2,291,192
IDEX Corp., 3.00%, 5/1/30	632,000	589,757
John Deere Capital Corp., 4.20%, 3/10/31	465,000	451,750
John Deere Capital Corp., 4.40%, 9/8/31	2,104,000	2,057,379
John Deere Capital Corp., 3.90%, 6/7/32	1,189,000	1,128,745
John Deere Capital Corp., 4.35%, 9/15/32	950,000	921,890
John Deere Capital Corp., Series 1, 5.05%, 6/12/34	973,000	968,083
John Deere Capital Corp., Series I, 5.15%, 9/8/33	2,092,000	2,102,668
Nordson Corp., 4.50%, 12/15/29	1,405,000	1,385,335
Nordson Corp., 5.80%, 9/15/33	985,000	1,006,472
PACCAR Financial Corp., 5.00%, 3/22/34	3,518,000	3,479,998
Parker-Hannifin Corp., 4.20%, 11/21/34	838,000	780,284
Westinghouse Air Brake Technologies Corp., 4.70%, 9/15/28	230,000	229,534
		35,583,915
Media — 0.1%
Fox Corp., 5.48%, 1/25/39	1,942,000	1,847,762
Omnicom Group, Inc., 4.75%, 3/30/30	460,000	455,283
Omnicom Group, Inc., 5.375%, 6/15/33	560,000	549,330
		2,852,375
Metals and Mining — 0.9%
Barrick North America Finance LLC, 5.70%, 5/30/41	3,529,000	3,444,506
BHP Billiton Finance USA Ltd., 5.25%, 9/8/26	76,000	76,015
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	3,304,000	3,253,292
Freeport-McMoRan, Inc., 4.625%, 8/1/30	788,000	775,110
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,375,000	1,292,416
Kinross Gold Corp., 6.25%, 7/15/33	3,089,000	3,227,216
Newmont Corp., 5.875%, 4/1/35	2,857,000	2,963,183
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	2,767,000	2,769,194
Steel Dynamics, Inc., 3.25%, 1/15/31	1,204,000	1,119,664
		18,920,596
Multi-Utilities — 0.7%
Consolidated Edison Co. of New York, Inc., Series 2005-A, 5.30%, 3/1/35	1,460,000	1,453,896
Consumers Energy Co., 4.625%, 5/15/33	5,001,000	4,849,060
Dominion Energy, Inc., 3.375%, 4/1/30	1,331,000	1,260,223
Dominion Energy, Inc., 5.375%, 11/15/32	405,000	406,486
Dominion Energy, Inc., 5.25%, 8/1/33	333,000	329,020
13

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Dominion Energy, Inc., 5.95%, 6/15/35	$998,000	$1,021,753
NiSource, Inc., 3.60%, 5/1/30	1,070,000	1,022,186
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,387,000	1,220,898
San Diego Gas & Electric Co., 5.40%, 4/15/35	1,767,000	1,752,880
Sempra, 6.00%, 10/15/39	1,290,000	1,281,727
		14,598,129
Oil, Gas and Consumable Fuels — 4.5%
Boardwalk Pipelines LP, 4.80%, 5/3/29	1,835,000	1,831,021
BP Capital Markets America, Inc., 2.72%, 1/12/32	1,091,000	974,413
BP Capital Markets America, Inc., 4.81%, 2/13/33	1,113,000	1,090,735
BP Capital Markets America, Inc., 4.89%, 9/11/33	2,080,000	2,042,759
BP Capital Markets America, Inc., 4.99%, 4/10/34	1,205,000	1,184,292
BP Capital Markets America, Inc., 5.23%, 11/17/34	3,724,000	3,713,966
Canadian Natural Resources Ltd., 5.85%, 2/1/35	1,933,000	1,978,367
Cheniere Energy Partners LP, 5.95%, 6/30/33	1,260,000	1,297,047
Chevron USA, Inc., 4.85%, 10/15/35	2,056,000	2,012,932
Chevron USA, Inc., 6.00%, 3/1/41	4,524,000	4,862,001
ConocoPhillips, 6.50%, 2/1/39	2,600,000	2,820,294
ConocoPhillips Co., 6.80%, 3/15/32	225,000	240,019
ConocoPhillips Co., 6.60%, 10/1/37	992,000	1,087,702
DCP Midstream Operating LP, 8.125%, 8/16/30	5,523,000	6,148,450
Diamondback Energy, Inc., 5.15%, 1/30/30	1,380,000	1,390,958
Diamondback Energy, Inc., 5.40%, 4/18/34	391,000	390,480
Diamondback Energy, Inc., 5.55%, 4/1/35	1,821,000	1,832,594
Enbridge Energy Partners LP, Series B, 7.50%, 4/15/38	2,541,000	2,884,992
Enbridge, Inc., 6.20%, 11/15/30	631,000	656,564
Enbridge, Inc., 5.70%, 3/8/33	430,000	438,048
Energy Transfer LP, 6.10%, 12/1/28	146,000	149,908
Energy Transfer LP, 5.25%, 4/15/29	346,000	349,097
Energy Transfer LP, 7.50%, 7/1/38	4,027,000	4,528,375
Enterprise Products Operating LLC, 6.65%, 10/15/34	425,000	461,800
EOG Resources, Inc., 4.40%, 1/15/31	310,000	302,953
EOG Resources, Inc., 5.00%, 7/15/32	760,000	755,931
EQT Corp., 5.00%, 1/15/29	125,000	125,159
EQT Corp., 7.00%, 2/1/30	864,000	913,705
EQT Corp., 7.50%, 6/1/30	1,800,000	1,925,450
EQT Corp., 5.75%, 2/1/34	1,057,000	1,066,393
Equinor ASA, 7.25%, 9/23/27	1,412,000	1,452,377
Equinor ASA, 3.125%, 4/6/30	1,476,000	1,396,497
Exxon Mobil Corp., 4.23%, 3/19/40	850,000	746,283
Hess Corp., 7.30%, 8/15/31	650,000	714,410
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	1,085,000	1,136,169
Kinder Morgan, Inc., 7.80%, 8/1/31	678,000	756,022
Kinder Morgan, Inc., 5.20%, 6/1/33	281,000	279,893
Kinder Morgan, Inc., 5.30%, 12/1/34	1,332,000	1,315,697
MPLX LP, 2.65%, 8/15/30	131,000	119,736
MPLX LP, 5.00%, 3/1/33	436,000	426,628
MPLX LP, 5.40%, 9/15/35	580,000	568,471
ONEOK, Inc., 3.40%, 9/1/29	1,227,000	1,176,486
ONEOK, Inc., 6.35%, 1/15/31	100,000	104,376
ONEOK, Inc., 4.75%, 10/15/31	179,000	175,126
Phillips 66 Co., 5.30%, 6/30/33	1,110,000	1,113,387
14

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 1/15/31	$165,000	$162,017
Plains All American Pipeline LP/PAA Finance Corp., 6.65%, 1/15/37	3,893,000	4,124,200
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	140,000	137,679
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	3,172,683	3,267,539
Shell Finance U.S., Inc., 4.75%, 1/6/36	4,450,000	4,273,021
Shell Finance U.S., Inc., 6.375%, 12/15/38	991,000	1,061,094
Shell Finance U.S., Inc., 5.50%, 3/25/40	1,455,000	1,437,042
Suncor Energy, Inc., 6.85%, 6/1/39	1,720,000	1,866,639
Targa Resources Corp., 4.90%, 9/15/30	1,055,000	1,047,446
Targa Resources Corp., 6.125%, 3/15/33	1,645,000	1,705,303
Targa Resources Corp., 6.50%, 3/30/34	949,000	1,003,461
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30	183,000	184,088
TransCanada PipeLines Ltd., 6.20%, 10/15/37	1,268,000	1,310,420
TransCanada PipeLines Ltd., 7.625%, 1/15/39	2,173,000	2,475,932
Valero Energy Corp., 4.00%, 4/1/29	1,700,000	1,664,961
Valero Energy Corp., 5.15%, 2/15/30	625,000	629,461
Valero Energy Corp., 6.625%, 6/15/37	1,760,000	1,899,172
Williams Cos., Inc., 4.90%, 3/15/29	350,000	350,563
Williams Cos., Inc., 5.65%, 3/15/33	150,000	151,869
Woodside Finance Ltd., 5.40%, 5/19/30	510,000	515,237
		90,205,107
Paper and Forest Products — 0.4%
Georgia-Pacific LLC, 8.875%, 5/15/31	6,811,000	7,883,025
Passenger Airlines — 0.0%
Southwest Airlines Co., 2.625%, 2/10/30	348,000	320,040
United Airlines Pass-Through Trust, Class AA, 5.45%, 8/15/38	127,956	128,454
		448,494
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	828,000	799,511
Estee Lauder Cos., Inc., 5.00%, 2/14/34	2,300,000	2,252,877
Estee Lauder Cos., Inc., 6.00%, 5/15/37	2,982,000	3,111,050
Kenvue, Inc., 4.90%, 3/22/33	655,000	645,921
Unilever Capital Corp., 5.90%, 11/15/32	4,397,000	4,609,256
Unilever Capital Corp., 5.00%, 12/8/33	1,560,000	1,557,644
Unilever Capital Corp., 4.625%, 8/12/34	1,275,000	1,236,324
		14,212,583
Pharmaceuticals — 3.1%
Astrazeneca Finance LLC, 4.875%, 3/3/33	1,720,000	1,703,764
Astrazeneca Finance LLC, 5.00%, 2/26/34	414,000	409,480
AstraZeneca PLC, 6.45%, 9/15/37	1,487,000	1,605,227
Bristol-Myers Squibb Co., 5.75%, 2/1/31	1,198,000	1,236,853
Bristol-Myers Squibb Co., 5.10%, 2/22/31	2,592,000	2,609,722
Bristol-Myers Squibb Co., 2.95%, 3/15/32	765,000	690,151
Bristol-Myers Squibb Co., 5.90%, 11/15/33	1,642,000	1,711,742
Bristol-Myers Squibb Co., 5.20%, 2/22/34	4,109,000	4,110,259
Eli Lilly & Co., 4.70%, 2/27/33	900,000	887,215
Eli Lilly & Co., 4.70%, 2/9/34	911,000	889,246
GlaxoSmithKline Capital, Inc., 5.375%, 4/15/34	4,082,000	4,137,489
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	7,399,000	7,888,605
Johnson & Johnson, 3.625%, 3/3/37	1,205,000	1,054,526
Johnson & Johnson, 5.85%, 7/15/38	4,258,000	4,506,398
Merck & Co., Inc., 4.15%, 3/15/31	825,000	800,755
15

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Merck & Co., Inc., 6.50%, 12/1/33	$6,510,000	$7,045,490
Merck Sharp & Dohme LLC, 5.75%, 11/15/36	3,846,000	4,029,892
Novartis Capital Corp., 4.60%, 3/18/33	3,000,000	2,923,395
Novartis Capital Corp., 4.20%, 9/18/34	1,360,000	1,282,252
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	743,000	724,741
Pfizer, Inc., 1.70%, 5/28/30	646,000	576,562
Pfizer, Inc., 4.00%, 12/15/36	740,000	662,916
Pfizer, Inc., 7.20%, 3/15/39	1,220,000	1,386,881
Royalty Pharma PLC, 2.20%, 9/2/30	2,488,000	2,234,720
Royalty Pharma PLC, 2.15%, 9/2/31	1,035,000	899,835
Wyeth LLC, 6.50%, 2/1/34	3,190,000	3,421,572
Wyeth LLC, 5.95%, 4/1/37	1,810,000	1,866,776
		61,296,464
Professional Services — 0.5%
Automatic Data Processing, Inc., 4.45%, 9/9/34	1,037,000	990,953
Paychex, Inc., 5.35%, 4/15/32	2,488,000	2,486,635
Paychex, Inc., 1, 5.60%, 4/15/35(1)	1,947,000	1,933,489
Verisk Analytics, Inc., 5.25%, 6/5/34	750,000	736,008
Verisk Analytics, Inc., 5.25%, 3/15/35	3,178,000	3,093,379
		9,240,464
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31	4,222,000	3,762,698
CBRE Services, Inc., 5.95%, 8/15/34	2,648,000	2,699,211
		6,461,909
Residential REITs — 0.4%
UDR, Inc., 4.40%, 1/26/29	647,000	640,216
UDR, Inc., 3.00%, 8/15/31	3,935,000	3,560,187
UDR, Inc., 2.10%, 8/1/32	3,436,000	2,883,032
UDR, Inc., 1.90%, 3/15/33	1,959,000	1,589,852
		8,673,287
Retail REITs — 0.5%
Realty Income Corp., 4.00%, 7/15/29	965,000	944,572
Realty Income Corp., 3.40%, 1/15/30	100,000	95,226
Realty Income Corp., 3.25%, 1/15/31	2,191,000	2,038,675
Realty Income Corp., 5.625%, 10/13/32	3,335,000	3,405,796
Realty Income Corp., 4.90%, 7/15/33	383,000	373,491
Realty Income Corp., 5.125%, 4/15/35	2,653,000	2,587,346
		9,445,106
Semiconductors and Semiconductor Equipment — 1.6%
Advanced Micro Devices, Inc., 3.92%, 6/1/32(1)	1,691,000	1,588,232
Analog Devices, Inc., 5.05%, 4/1/34	1,349,000	1,331,850
Applied Materials, Inc., 5.85%, 6/15/41	4,646,000	4,694,159
Broadcom, Inc., 4.75%, 4/15/29	215,000	214,510
Broadcom, Inc., 5.00%, 4/15/30	300,000	298,634
Broadcom, Inc., 4.30%, 11/15/32	3,072,000	2,879,076
Broadcom, Inc., 2.60%, 2/15/33	776,000	651,129
Broadcom, Inc., 4.93%, 5/15/37(2)	2,419,000	2,221,365
Intel Corp., 5.625%, 2/10/43	508,000	472,229
KLA Corp., 4.65%, 7/15/32	3,373,000	3,299,507
KLA Corp., 4.70%, 2/1/34	880,000	850,632
Marvell Technology, Inc., 4.75%, 7/15/30	396,000	390,374
Marvell Technology, Inc., 2.95%, 4/15/31	2,098,000	1,900,666
16

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Marvell Technology, Inc., 5.45%, 7/15/35	$1,092,000	$1,075,021
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	250,000	244,325
QUALCOMM, Inc., 2.15%, 5/20/30	240,000	217,950
QUALCOMM, Inc., 4.25%, 5/20/32	1,254,000	1,212,543
QUALCOMM, Inc., 4.75%, 5/20/32	1,085,000	1,070,597
QUALCOMM, Inc., 4.65%, 5/20/35	2,828,000	2,701,807
Texas Instruments, Inc., 4.90%, 3/14/33	835,000	828,871
Texas Instruments, Inc., 4.85%, 2/8/34	3,830,000	3,765,802
		31,909,279
Software — 0.5%
Autodesk, Inc., 2.85%, 1/15/30	1,778,000	1,661,953
Intuit, Inc., 5.20%, 9/15/33	619,000	611,142
Microsoft Corp., 3.50%, 2/12/35(1)	1,148,000	1,034,609
Microsoft Corp., 3.45%, 8/8/36(1)	2,058,000	1,795,714
Oracle Corp., 3.85%, 7/15/36	1,352,000	1,074,221
Oracle Corp., 6.50%, 4/15/38	1,000,000	967,351
Salesforce, Inc., 4.50%, 3/15/28	750,000	748,775
Salesforce, Inc., 4.90%, 9/15/31	575,000	567,677
Salesforce, Inc., 5.20%, 3/15/33	265,000	261,763
ServiceNow, Inc., 4.70%, 8/15/31	1,400,000	1,376,248
ServiceNow, Inc., 5.05%, 5/15/33	400,000	393,266
		10,492,719
Specialized REITs — 0.7%
American Tower Corp., 2.90%, 1/15/30	1,342,000	1,253,451
American Tower Corp., 4.90%, 3/15/30	990,000	985,562
American Tower Corp., 2.10%, 6/15/30	171,000	153,399
American Tower Corp., 5.65%, 3/15/33	100,000	101,466
American Tower Corp., 5.55%, 7/15/33	845,000	849,189
American Tower Corp., 5.35%, 3/15/35	2,615,000	2,578,514
Crown Castle, Inc., 5.60%, 6/1/29	450,000	456,768
Crown Castle, Inc., 3.10%, 11/15/29	355,000	334,397
Crown Castle, Inc., 2.10%, 4/1/31	2,895,000	2,519,989
Crown Castle, Inc., 5.10%, 5/1/33	233,000	226,667
Public Storage Operating Co., 2.30%, 5/1/31	2,189,000	1,947,411
Public Storage Operating Co., 2.25%, 11/9/31	1,054,000	922,258
Weyerhaeuser Co., 4.00%, 11/15/29	2,033,000	1,975,645
		14,304,716
Specialty Retail — 0.9%
AutoNation, Inc., 4.45%, 1/15/29	974,000	960,628
AutoZone, Inc., 4.75%, 2/1/33	2,354,000	2,285,928
AutoZone, Inc., 5.20%, 8/1/33	2,651,000	2,625,659
Home Depot, Inc., 3.95%, 9/15/30	165,000	160,065
Home Depot, Inc., 1.375%, 3/15/31	850,000	729,779
Home Depot, Inc., 4.95%, 6/25/34	2,588,000	2,546,130
Home Depot, Inc., 5.875%, 12/16/36	4,259,000	4,408,137
Home Depot, Inc., 5.95%, 4/1/41	2,239,000	2,287,597
Lowe's Cos., Inc., 5.50%, 10/15/35	2,804,000	2,829,841
		18,833,764
Technology Hardware, Storage and Peripherals — 0.4%
Apple, Inc., 4.50%, 2/23/36(1)	1,320,000	1,277,462
Dell International LLC/EMC Corp., 6.20%, 7/15/30	425,000	440,318
Dell International LLC/EMC Corp., 5.75%, 2/1/33	1,060,000	1,082,800
17

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	$781,000	$768,293
Hewlett Packard Enterprise Co., 6.20%, 10/15/35(1)	2,162,000	2,265,336
HP, Inc., 2.65%, 6/17/31	940,000	833,554
HP, Inc., 4.20%, 4/15/32	726,000	683,565
HP, Inc., 5.50%, 1/15/33	542,000	544,351
NetApp, Inc., 5.50%, 3/17/32	410,000	412,178
		8,307,857
Transportation Infrastructure — 0.1%
Aon North America, Inc., 5.15%, 3/1/29	1,506,000	1,516,781
Federal Express Corp. Pass-Through Trusts, Series 2020-1, Class AA, 1.875%, 8/20/35	605,135	515,340
		2,032,121
Water Utilities — 0.2%
American Water Capital Corp., 2.30%, 6/1/31	2,054,000	1,817,609
American Water Capital Corp., 5.25%, 3/1/35	2,295,000	2,275,328
		4,092,937
Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., 5.30%, 2/15/34	1,555,000	1,507,474
T-Mobile USA, Inc., 2.40%, 3/15/29	210,000	197,903
T-Mobile USA, Inc., 2.55%, 2/15/31	1,368,000	1,227,954
T-Mobile USA, Inc., 2.25%, 11/15/31	1,237,000	1,071,605
T-Mobile USA, Inc., 5.125%, 5/15/32	1,679,000	1,669,719
T-Mobile USA, Inc., 5.00%, 2/15/36	355,000	337,612
Vodafone Group PLC, 6.25%, 11/30/32	1,885,000	1,973,750
Vodafone Group PLC, 6.15%, 2/27/37	2,987,000	3,081,231
Vodafone Group PLC, 5.00%, 5/30/38	1,312,000	1,233,931
		12,301,179
TOTAL CORPORATE BONDS (Cost $1,291,057,806)		1,259,288,090
U.S. TREASURY SECURITIES — 25.0%
U.S. Treasury Bonds, 5.00%, 5/15/37	8,000,000	8,196,875
U.S. Treasury Bonds, 4.50%, 8/15/39	7,075,700	6,795,712
U.S. Treasury Bonds, 1.125%, 8/15/40	11,394,700	6,941,420
U.S. Treasury Bonds, 1.375%, 11/15/40	12,090,000	7,597,337
U.S. Treasury Bonds, 2.00%, 11/15/41	13,845,000	9,296,701
U.S. Treasury Bonds, 2.75%, 8/15/42	10,640,000	7,867,781
U.S. Treasury Bonds, 2.875%, 5/15/43	10,210,000	7,578,532
U.S. Treasury Bonds, 3.375%, 5/15/44	7,250,000	5,708,809
U.S. Treasury Bonds, 3.125%, 8/15/44	7,250,000	5,474,883
U.S. Treasury Bonds, 3.00%, 11/15/44	7,800,000	5,752,195
U.S. Treasury Bonds, 2.50%, 2/15/45	10,900,000	7,357,926
U.S. Treasury Bonds, 2.875%, 8/15/45	9,000,000	6,427,266
U.S. Treasury Bonds, 2.50%, 2/15/46	10,000,000	6,631,250
U.S. Treasury Bonds, 2.25%, 8/15/46	12,500,000	7,829,346
U.S. Treasury Notes, 4.625%, 11/15/26	9,000,000	9,012,371
U.S. Treasury Notes, 4.25%, 12/31/26	8,750,000	8,759,831
U.S. Treasury Notes, 4.125%, 1/31/27	11,850,000	11,857,458
U.S. Treasury Notes, 2.25%, 2/15/27	12,500,000	12,404,509
U.S. Treasury Notes, 4.125%, 2/28/27	11,000,000	11,006,844
U.S. Treasury Notes, 2.50%, 3/31/27	8,000,000	7,931,069
U.S. Treasury Notes, 4.50%, 5/15/27	6,000,000	6,015,531
U.S. Treasury Notes, 3.875%, 5/31/27(3)	8,560,000	8,544,015
U.S. Treasury Notes, 3.875%, 7/15/28	14,010,000	13,893,980
U.S. Treasury Notes, 1.125%, 8/31/28	15,290,000	14,357,967
18

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Notes, 1.25%, 9/30/28	$14,090,000	$13,229,464
U.S. Treasury Notes, 1.375%, 10/31/28	16,739,999	15,718,925
U.S. Treasury Notes, 1.50%, 11/30/28	16,510,000	15,507,469
U.S. Treasury Notes, 1.375%, 12/31/28	11,000,000	10,276,621
U.S. Treasury Notes, 3.50%, 1/15/29	13,250,000	12,990,176
U.S. Treasury Notes, 4.00%, 1/31/29	13,590,000	13,472,415
U.S. Treasury Notes, 2.625%, 2/15/29	12,340,000	11,839,893
U.S. Treasury Notes, 2.375%, 3/31/29	12,760,000	12,139,196
U.S. Treasury Notes, 4.50%, 5/31/29	10,720,000	10,748,056
U.S. Treasury Notes, 4.00%, 7/31/29	8,100,000	8,010,299
U.S. Treasury Notes, 4.125%, 10/31/29	7,500,000	7,433,935
U.S. Treasury Notes, 1.50%, 2/15/30	10,050,000	9,115,468
U.S. Treasury Notes, 0.625%, 5/15/30	15,550,000	13,538,219
U.S. Treasury Notes, 4.125%, 8/31/30(3)	9,940,000	9,817,303
U.S. Treasury Notes, 3.75%, 12/31/30	9,130,000	8,869,296
U.S. Treasury Notes, 3.75%, 1/31/31	10,750,000	10,437,368
U.S. Treasury Notes, 4.25%, 2/28/31	8,125,000	8,048,193
U.S. Treasury Notes, 1.625%, 5/15/31	11,850,000	10,422,445
U.S. Treasury Notes, 4.25%, 6/30/31	10,000,000	9,892,578
U.S. Treasury Notes, 1.875%, 2/15/32	15,750,000	13,740,029
U.S. Treasury Notes, 4.125%, 3/31/32	9,750,000	9,554,429
U.S. Treasury Notes, 2.875%, 5/15/32	14,520,000	13,307,353
U.S. Treasury Notes, 2.75%, 8/15/32	12,000,000	10,875,703
U.S. Treasury Notes, 3.50%, 2/15/33	12,060,000	11,330,511
U.S. Treasury Notes, 4.25%, 5/15/35	10,004,400	9,683,556
U.S. Treasury Notes, 4.25%, 8/15/35	9,250,000	8,939,258
U.S. Treasury Notes, 4.125%, 2/15/36	8,750,000	8,348,047
TOTAL U.S. TREASURY SECURITIES (Cost $509,976,593)		500,525,813
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.8%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.8%
GNMA, 3.50%, TBA	7,000,000	6,119,851
GNMA, 3.50%, TBA	6,500,000	5,679,672
GNMA, 4.50%, TBA	15,000,000	14,043,912
GNMA, 4.50%, TBA	10,000,000	9,348,155
GNMA, 5.00%, TBA	28,000,000	27,114,937
GNMA, 5.00%, TBA	25,000,000	24,180,469
GNMA, 5.50%, TBA	33,000,000	32,770,504
GNMA, 5.50%, TBA	17,000,000	16,857,204
GNMA, 6.00%, TBA	26,000,000	26,364,537
GNMA, 6.00%, TBA	15,000,000	15,178,669
UMBS, 2.00%, TBA	6,000,000	5,420,565
UMBS, 2.00%, TBA	3,500,000	3,160,903
UMBS, 3.00%, TBA	15,000,000	12,785,610
UMBS, 3.00%, TBA	5,000,000	4,257,964
UMBS, 3.50%, TBA	10,000,000	9,389,312
UMBS, 3.50%, TBA	10,000,000	8,867,578
UMBS, 3.50%, TBA	8,000,000	7,506,449
UMBS, 3.50%, TBA	8,000,000	7,087,812
UMBS, 4.00%, TBA	15,000,000	13,688,672
UMBS, 4.00%, TBA	10,000,000	9,107,813
UMBS, 4.00%, TBA	9,000,000	8,609,302
UMBS, 4.00%, TBA	9,000,000	8,602,974
19

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
UMBS, 4.00%, TBA	$5,000,000	$4,558,789
UMBS, 4.50%, TBA	20,000,000	18,750,373
UMBS, 4.50%, TBA	20,000,000	18,741,779
UMBS, 4.50%, TBA	15,000,000	14,078,600
UMBS, 4.50%, TBA	9,500,000	9,271,777
UMBS, 4.50%, TBA	6,000,000	5,851,172
UMBS, 5.00%, TBA	12,500,000	12,059,824
UMBS, 5.00%, TBA	12,500,000	12,043,222
UMBS, 5.50%, TBA	13,000,000	12,868,298
UMBS, 5.50%, TBA	7,000,000	6,908,029
UMBS, 5.50%, TBA	5,000,000	4,941,337
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $397,773,652)		396,216,064
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
Federal Farm Credit Banks Funding Corp., 3.625%, 9/15/26	1,000,000	999,899
FHLB, 4.00%, 10/9/26	450,000	450,056
FHLB, 4.625%, 11/17/26	930,000	931,366
FHLB, 3.875%, 3/10/28	1,000,000	992,185
FHLB, 3.25%, 6/9/28	500,000	491,822
FHLB, 3.25%, 11/16/28	820,000	801,635
FHLMC, 0.80%, 10/27/26	1,000,000	995,311
FHLMC, 3.92%, 1/16/29	500,000	494,424
FHLMC, 4.00%, 3/9/29	1,250,000	1,236,516
FHLMC, 4.00%, 3/19/29	1,750,000	1,729,832
FHLMC, 6.75%, 9/15/29	260,000	277,995
FHLMC, 6.75%, 3/15/31	1,341,000	1,464,620
FHLMC, 6.25%, 7/15/32	949,000	1,032,010
FNMA, 6.25%, 5/15/29	485,000	507,811
FNMA, 7.25%, 5/15/30	610,000	668,695
FNMA, 6.625%, 11/15/30	597,000	645,220
Tennessee Valley Authority, 3.875%, 3/15/28	1,272,000	1,262,422
Tennessee Valley Authority, 7.125%, 5/1/30	1,223,000	1,329,727
Tennessee Valley Authority, 1.50%, 9/15/31	500,000	431,568
Tennessee Valley Authority, 4.875%, 5/15/35	650,000	649,955
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $17,548,623)		17,393,069
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 3.875%, 2/14/28	1,045,000	1,038,092
Export Development Canada, 4.125%, 2/13/29	965,000	958,942
Export Development Canada, 4.00%, 6/20/30	750,000	738,295
		2,735,329
Sweden — 0.0%
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	445,449
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $3,218,991)		3,180,778
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,007,462	1,007,462
State Street Navigator Securities Lending Government Money Market Portfolio(4)	11,683,473	11,683,473
		12,690,935
Treasury Bills(5) — 10.0%
U.S. Treasury Bills, 3.72%, 9/1/26	$25,000,000	25,000,000
20

Schedule of Investments - Avantis Core Fixed Income ETF

	Principal Amount/Shares	Value
U.S. Treasury Bills, 3.78%, 9/17/26	$25,000,000	$24,959,618
U.S. Treasury Bills, 3.84%, 9/22/26	25,000,000	24,946,878
U.S. Treasury Bills, 3.77%, 9/24/26	25,000,000	24,941,781
U.S. Treasury Bills, 3.73%, 9/29/26	25,000,000	24,928,124
U.S. Treasury Bills, 3.77%, 10/1/26	15,000,000	14,954,010
U.S. Treasury Bills, 3.80%, 10/8/26	25,000,000	24,904,642
U.S. Treasury Bills, 3.78%, 10/15/26	25,000,000	24,886,643
U.S. Treasury Bills, 3.77%, 10/29/26	11,000,000	10,933,625
		200,455,321
TOTAL SHORT-TERM INVESTMENTS (Cost $213,147,835)		213,146,256
TOTAL INVESTMENT SECURITIES — 119.5% (Cost $2,432,723,500)		2,389,750,070
OTHER ASSETS AND LIABILITIES — (19.5)%		(389,146,603)
TOTAL NET ASSETS — 100.0%		$2,000,603,467

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	15	December 2026	$1,629,375	$(10,404)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 46	Sell	1.00%	6/20/31	$35,000,000	$546,980	$270,551	$817,531
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,111,358. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $23,096,922, which represented 1.2% of total net assets.
21

Schedule of Investments - Avantis Core Fixed Income ETF
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,339,699.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $12,511,226, which includes securities collateral of $827,753.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$1,259,288,090	—
U.S. Treasury Securities	—	500,525,813	—
U.S. Government Agency Mortgage-Backed Securities	—	396,216,064	—
U.S. Government Agency Securities	—	17,393,069	—
Sovereign Governments and Agencies	—	3,180,778	—
Short-Term Investments	$12,690,935	200,455,321	—
	$12,690,935	$2,377,059,135	—
Other Financial Instruments
Swap Agreements	—	$817,531	—
Liabilities
Other Financial Instruments
Futures Contracts	$10,404	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Interest Rate	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$8,906	$8,906
Payable for variation margin on swap agreements*	$246	—	246
			$9,152
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(5,715)	$(5,715)
Swap agreement transactions	$224,938	—	224,938
			$219,223
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$(21,513)	$(21,513)
Swap agreements	$121,240	—	121,240
			$99,727

See Notes to Financial Statements.
22

Schedule of Investments - Avantis Core Municipal Fixed Income ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.7%
Alabama — 2.1%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	$200,000	$210,493
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	147,923
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	260,662
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	678,640
Birmingham Regional Water Works Rev., 4.00%, 1/1/41	300,000	281,279
Jefferson County Sewer Rev., 5.00%, 10/1/31	200,000	215,438
Jefferson County Sewer Rev., 5.00%, 10/1/32	240,000	261,109
Jefferson County Sewer Rev., 5.00%, 10/1/33	875,000	956,389
Selma Industrial Development Board Rev., (International Paper Co.), 4.20%, 5/1/34	540,000	546,442
		3,558,375
Arizona — 0.3%
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	71,581
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	195,318
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	66,090
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup, Inc.)	195,000	198,503
		531,492
California — 12.9%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	405,645
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	500,215
California Enterprise Development Authority Rev., (County of Riverside CA), 5.25%, 11/1/49	175,000	183,921
California Housing Finance Agency Rev., (AH Housing Preservation LP), 4.10%, 9/1/40 (FNMA)	500,000	477,029
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	162,823
California School Finance Authority Rev., (Magnolia Public Schools Obligated Group), 5.00%, 7/1/46(1)	400,000	388,398
California State Public Works Board Rev., (State of California), 5.00%, 4/1/45	960,000	1,009,372
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AG)(2)	50,000	48,794
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	60,752
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	277,701
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	300,455
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	74,971
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	67,622
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/28	275,000	286,733
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	205,000	222,150
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/31	1,130,000	1,224,536
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/32	915,000	1,000,202
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/33	120,000	123,503
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	270,000	297,543
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/34	535,000	589,576
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	391,021
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/31	150,000	163,111
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/32	750,000	819,838
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	76,918
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/32	1,005,000	1,098,582
23

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/33	$465,000	$512,617
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/35	775,000	854,029
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/39	890,000	948,960
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	130,067
Los Angeles Unified School District GO, 5.00%, 7/1/30	450,000	487,530
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	42,367
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	69,206
Los Angeles Unified School District GO, 5.00%, 7/1/44	475,000	501,211
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	118,040
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	180,761
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	225,581
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	100,258
Poway Unified School District GO, (Poway Unified School District Facilities Improvement District No. 2007-1), Capital Appreciation, 0.00%, 8/1/34(2)	110,000	83,915
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	147,990
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	629,255
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	52,181
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	241,222
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	530,000	553,516
Southern California Public Power Authority Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/49	655,000	665,294
State of California GO, 5.00%, 4/1/27	265,000	268,841
State of California GO, 3.00%, 9/1/29	260,000	259,408
State of California GO, 5.00%, 4/1/31	90,000	98,145
State of California GO, 5.00%, 9/1/31	50,000	50,073
State of California GO, 4.00%, 9/1/32	110,000	110,027
State of California GO, 4.00%, 9/1/33	60,000	60,012
State of California GO, 4.00%, 9/1/33	300,000	300,062
State of California GO, 4.00%, 9/1/33	455,000	455,094
State of California GO, 5.00%, 8/1/34	20,000	20,040
State of California GO, 3.00%, 10/1/35	300,000	282,984
State of California GO, 4.00%, 10/1/35	200,000	204,548
State of California GO, 4.00%, 3/1/36	140,000	142,214
State of California GO, 5.00%, 8/1/36	145,000	162,796
State of California GO, 4.00%, 10/1/36	50,000	50,268
State of California GO, 4.00%, 8/1/37	100,000	100,069
State of California GO, 4.00%, 10/1/39	200,000	197,178
State of California GO, 4.00%, 9/1/43	210,000	203,590
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	467,535
University of California Rev., 5.00%, 5/15/36	65,000	65,789
University of California Rev., 5.00%, 11/15/39	750,000	833,239
University of California Rev., 4.00%, 5/15/40	310,000	305,697
Vernon Electric System Rev., 5.00%, 4/1/28	575,000	590,992
		22,024,012
Colorado — 1.0%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30(2)	80,000	70,896
State of Colorado COP, 5.00%, 3/15/32	130,000	131,453
State of Colorado COP, 4.00%, 12/15/35	50,000	49,990
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,435,390
University of Colorado Rev., 4.00%, 6/1/43	80,000	75,012
		1,762,741
Connecticut — 1.8%
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	401,884
24

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	$350,000	$327,021
State of Connecticut GO, 4.00%, 1/15/32	125,000	130,515
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,102
State of Connecticut GO, 4.00%, 1/15/37	75,000	75,611
State of Connecticut GO, 4.00%, 1/15/38	170,000	170,579
State of Connecticut GO, 5.00%, 3/15/38	100,000	109,471
State of Connecticut GO, 4.00%, 4/15/38	225,000	223,820
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	55,000
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	670,587
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	68,394
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	63,781
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	485,008
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	218,314
University of Connecticut Rev., 4.00%, 4/15/38	95,000	95,046
		3,145,133
District of Columbia — 2.7%
District of Columbia GO, 4.00%, 6/1/37	100,000	99,341
District of Columbia Rev., 4.00%, 3/1/37	360,000	358,737
District of Columbia Rev., 5.00%, 3/1/38	100,000	104,260
District of Columbia Rev., 4.00%, 3/1/40	1,315,000	1,250,004
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	150,000	151,420
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	453,673
District of Columbia Income Tax Rev., 5.00%, 6/1/37	140,000	154,087
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	202,249
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	113,034
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	88,562
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	478,206
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	161,986
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	375,778
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	589,769
		4,581,106
Florida — 7.3%
Broward County Airport System Rev., 4.00%, 10/1/42	910,000	856,616
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	449,593
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	105,933
Capital Projects Finance Authority Rev., (Provident Group - Continuum Properties LLC), 5.00%, 11/1/48	245,000	223,606
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	55,491
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	147,931
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	125,274
Florida Atlantic University Finance Corp. Rev., 5.00%, 7/1/49	185,000	187,038
Florida Department of Management Services COP, 5.00%, 11/1/26	75,000	75,269
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	160,305
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	259,591
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	55,687
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	290,776
Lakeland Department of Electric Utilities Rev., 5.25%, 10/1/36	760,000	848,337
Miami Beach Rev., 5.00%, 9/1/40	2,500,000	2,516,835
Miami-Dade County GO, 5.00%, 7/1/38	100,000	100,673
Miami-Dade County GO, 4.00%, 7/1/42	500,000	466,495
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	135,258
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	446,316
25

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	$250,000	$250,492
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	279,297
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/27	100,000	102,648
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	920,172
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	496,580
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	136,028
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	587,166
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	115,130
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	50,056
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	150,169
Orange County School Board COP, 5.00%, 8/1/34	55,000	61,229
Palm Beach County Health Facilities Authority Rev., (Jupiter Medical Center Obligated Group), 5.00%, 11/1/32	75,000	79,806
Palm Beach County School District COP, 5.00%, 8/1/27	220,000	224,639
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	129,656
School Board of Miami-Dade County COP, 5.00%, 5/1/29	200,000	210,756
School Board of Miami-Dade County COP, 5.00%, 5/1/32	290,000	315,605
School Board of Miami-Dade County COP, 5.00%, 2/1/33	105,000	114,917
School District of Broward County COP, 5.00%, 7/1/27	235,000	239,350
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	605,468
		12,576,188
Georgia — 1.4%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AG)	75,000	75,140
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	126,840
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	202,455
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,455
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	229,776
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	85,000	94,444
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/33	120,000	133,332
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	245,729
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	107,998
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	48,904
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	223,412
State of Georgia GO, 4.00%, 7/1/36	855,000	861,835
		2,391,320
Hawaii — 0.2%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	74,977
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	152,002
State of Hawaii GO, 5.00%, 1/1/38	75,000	76,318
		303,297
Idaho — 0.2%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	110,000	116,523
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	157,676
Idaho State Building Authority Rev., (State of Idaho Sales Tax), 5.00%, 6/1/34	110,000	123,814
		398,013
Illinois — 4.0%
Bridgeview Village GO, 5.00%, 12/1/30	60,000	60,011
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	97,963
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	947,463
Illinois Finance Authority Rev., (Chicago School - California, Inc.), 5.25%, 4/1/36	140,000	147,548
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	123,499
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	224,424
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	88,726
26

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	$655,000	$655,681
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,110
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,049
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	127,887
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	196,060
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	775,486
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	588,848
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/26	115,000	115,339
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	524,508
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	220,745
Northeastern Illinois University COP, 3.65%, 10/1/29	230,000	222,274
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	91,797
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	55,397
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/35	440,000	480,398
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	156,079
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	334,957
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	222,475
State of Illinois GO, 5.00%, 3/1/27	100,000	101,110
		6,768,834
Indiana — 0.5%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	393,150
Indiana Finance Authority Rev., (Lutheran University Association, Inc.), 5.00%, 10/1/29	150,000	147,956
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/33	110,000	119,992
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	194,952
		856,050
Kentucky — 1.0%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	135,000	135,000
Kentucky Public Energy Authority Rev., 5.00%, 12/1/33 (GA: Jefferies Financial Group)	500,000	508,686
Kentucky State Property & Building Commission Rev., (Commonwealth of Kentucky), 5.00%, 4/1/35	265,000	293,648
Kentucky State Property & Building Commission Rev., (Kentucky), 5.00%, 4/1/34	230,000	255,371
Kentucky State Property & Building Commission Rev., (Kentucky), 5.00%, 10/1/34	135,000	150,170
Kentucky State Property & Building Commission Rev., (Kentucky), 5.00%, 9/1/41	195,000	206,160
Kentucky State Property & Building Commission Rev., (Kentucky), 5.00%, 9/1/43	100,000	104,919
		1,653,954
Louisiana — 0.9%
Louisiana Gasoline & Fuels Tax Rev., 5.00%, 5/1/35	115,000	128,717
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	570,709
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	117,123
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	122,040
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	147,269
New Orleans GO, 4.00%, 10/1/39	535,000	478,906
		1,564,764
Maryland — 0.4%
Maryland Community Development Administration Rev., (Maryland Community Development Administration Residential Rev.), 1.65%, 9/1/29	125,000	116,990
State of Maryland GO, 5.00%, 3/15/27	305,000	309,072
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	270,000	250,007
		676,069
27

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Massachusetts — 2.9%
Commonwealth of Massachusetts GO, 5.00%, 4/1/50	$145,000	$148,668
Massachusetts GO, 5.00%, 2/1/35	50,000	50,384
Massachusetts GO, 3.00%, 7/1/35	100,000	93,093
Massachusetts GO, 4.00%, 12/1/39	50,000	47,763
Massachusetts GO, 4.00%, 11/1/40	275,000	262,386
Massachusetts GO, 3.00%, 4/1/41	710,000	566,241
Massachusetts GO, 5.00%, 11/1/41	55,000	55,694
Massachusetts GO, 4.00%, 4/1/42	645,000	606,596
Massachusetts GO, 5.00%, 11/1/45	75,000	77,440
Massachusetts GO, 5.00%, 1/1/49	445,000	456,048
Massachusetts GO, 5.00%, 11/1/50	75,000	76,381
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(2)	500,000	425,405
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	216,013
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/38	440,000	483,327
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	141,382
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 2/15/33	500,000	556,590
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	95,529
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.50%, 7/1/45	475,000	484,264
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), 5.00%, 10/1/48	115,000	118,786
		4,961,990
Michigan — 3.4%
Great Lakes Water Authority Disposal System Rev., 5.00%, 7/1/38	150,000	160,819
Michigan Mathematics & Science Initiative Rev., 4.00%, 1/1/31	200,000	195,597
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,196,673
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	914,674
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	50,000	49,857
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	487,789
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	96,726
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	892,392
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	429,797
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	535,487
Wayne State University Rev., 4.00%, 11/15/48	900,000	777,016
		5,736,827
Minnesota — 1.0%
Apple Valley Rev., (Minnesota Senior Living LLC), 4.00%, 1/1/28	200,000	194,488
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	100,701
Minnesota Municipal Gas Agency Rev., 5.00%, 9/1/33 (GA: Nomura Holdings, Inc.)	500,000	515,631
Robbinsdale Independent School District No. 281 COP, 2.375%, 4/1/30	135,000	117,462
State of Minnesota GO, 5.00%, 8/1/37	300,000	329,812
State of Minnesota GO, 5.00%, 8/1/40	145,000	155,487
State of Minnesota Rev., 5.00%, 3/1/27	100,000	101,240
State of Minnesota Rev., 5.00%, 3/1/29	215,000	226,942
		1,741,763
Mississippi — 0.7%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,209,529
Missouri — 0.5%
Health & Educational Facilities Authority of the State of Missouri Rev., (Maryville University of State Louis), 5.00%, 6/15/40	835,000	818,560
Montana — 0.2%
Montana Board of Housing Rev., 3.90%, 6/1/33	300,000	300,054
28

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Nebraska — 0.4%
Omaha Public Power District Rev., 4.00%, 2/1/42	$295,000	$279,001
Omaha Public Power District Rev., 4.00%, 2/1/49	500,000	455,235
		734,236
Nevada — 1.0%
Clark County GO, 5.00%, 6/1/43	180,000	182,888
Clark County School District GO, 5.00%, 6/15/27	240,000	244,400
Clark County School District GO, 5.00%, 6/15/33	350,000	386,148
Clark County School District GO, 5.00%, 6/15/42	215,000	225,440
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	508,863
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,098
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	106,642
		1,704,479
New Jersey — 2.7%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	95,315
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	50,193
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	651,567
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	867,572
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,041
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	680,000	683,061
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,047
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	828,334
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	470,000	473,680
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	130,000	143,508
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	95,382
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	192,789
South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	241,213
State of New Jersey GO, 4.00%, 6/1/30	100,000	103,969
State of New Jersey GO, 3.00%, 6/1/32	110,000	107,764
		4,625,435
New Mexico — 0.2%
City of Farmington Rev., (Public Service Co. of New Mexico), 2.15%, 4/1/33	170,000	145,610
Farmington Rev., (Southern California Edison Co.), 1.80%, 4/1/29	150,000	141,385
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	49,060
		336,055
New York — 16.0%
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	152,313
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	64,880
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	210,393
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	61,580
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	94,041
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	414,313
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	151,129
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	145,162
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,365,509
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	72,364
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	112,924
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	70,408
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	846,101
Glen Cove GO, 5.00%, 6/15/34	120,000	127,260
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	100,855
29

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	$160,000	$161,230
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	559,922
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	57,017
Long Island Power Authority Rev., 5.00%, 9/1/34	195,000	219,192
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	102,790
Long Island Power Authority Rev., 5.00%, 9/1/41	325,000	325,000
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	197,319
Metropolitan Transportation Authority Rev., 5.00%, 11/15/27	110,000	113,177
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	205,522
Metropolitan Transportation Authority Rev., 5.00%, 11/15/34	170,000	189,155
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	366,054
Metropolitan Transportation Authority Rev., 3.375%, 11/15/37	130,000	112,820
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AG)	220,000	201,834
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	89,607
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/35	510,000	515,712
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/42	810,000	814,707
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	602,789
Metropolitan Transportation Authority Dedicated Tax Fund Rev., Capital Appreciation, 0.00%, 11/15/30(2)	615,000	538,522
New York City GO, 5.00%, 8/1/32	1,630,000	1,785,815
New York City GO, 5.00%, 8/1/33	230,000	253,421
New York City GO, 5.00%, 8/1/37	105,000	105,138
New York City GO, 4.00%, 8/1/39	360,000	336,578
New York City GO, 4.00%, 8/1/40	650,000	608,288
New York City GO, 4.00%, 8/1/41	400,000	371,745
New York City GO, 5.00%, 12/1/41	80,000	80,244
New York City GO, 5.00%, 9/1/42	185,000	191,125
New York City GO, 4.00%, 3/1/44	465,000	428,171
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AG)	100,000	90,466
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	323,212
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	155,170
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	128,603
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	600,259
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	69,287
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,246,025
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	115,086
New York State Dormitory Authority Rev., (Montefiore Obligated Group), 5.50%, 11/1/47	185,000	190,335
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	366,762
New York State Dormitory Authority Rev., (New School), 5.00%, 7/1/44	100,000	100,940
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	887,683
New York State Dormitory Authority Rev., (New York Institute of Technology), 5.00%, 7/1/43	400,000	402,703
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	49,191
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	271,198
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	463,245
New York State Dormitory Authority Rev., (Pace University), 5.25%, 5/1/34	75,000	81,597
New York State Dormitory Authority Rev., (Pace University), 5.50%, 5/1/49	180,000	182,951
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	73,981
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	142,925
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	63,495
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	192,842
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	139,632
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	567,491
30

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	$100,000	$94,513
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	128,565
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	428,945
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,113
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	577,200
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	149,565
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	233,695
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	203,336
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	60,113
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	51,348
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	107,675
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	221,590
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	71,586
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	98,346
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	97,221
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	33,215
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	648,087
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	98,969
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	125,996
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	208,330
Port Authority of New York & New Jersey Rev., 5.375%, 3/1/28	20,000	20,436
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	100,588
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	972,346
St. Lawrence County Industrial Development Agency Rev., (Clarkson University), 5.00%, 9/1/40	550,000	525,604
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	152,397
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	106,466
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	96,244
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	202,096
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	50,484
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	73,595
Triborough Bridge & Tunnel Authority Rev., 5.25%, 11/15/48	145,000	152,742
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/49	280,000	284,912
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 4.00%, 11/15/31	125,000	131,126
Triborough Bridge & Tunnel Authority Rev., (Metropolitan Transportation Authority Payroll Mobility Tax), 5.00%, 11/15/34	145,000	162,440
Triborough Bridge & Tunnel Authority Rev., Capital Appreciation, 0.00%, 11/15/32(2)	255,000	206,032
		27,403,121
North Carolina — 0.3%
Nash Health Care Systems Rev., 5.00%, 2/1/32	145,000	155,824
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(2)	500,000	248,814
State of North Carolina Rev., 5.00%, 3/1/33	115,000	120,027
		524,665
Ohio — 4.1%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/36	175,000	175,916
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/37	435,000	434,403
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center), 4.00%, 2/15/38	50,000	49,246
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	94,991
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	104,764
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	326,344
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	32,778
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/31	500,000	529,453
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	101,706
31

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	$200,000	$200,667
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	506,685
JobsOhio Beverage System Rev., 5.00%, 1/1/36	2,505,000	2,808,864
Ohio Higher Educational Facility Commission Rev., (Xavier University), 5.00%, 5/1/43	400,000	396,322
Ohio State University Rev., 5.00%, 6/1/35	315,000	352,879
Ohio State University Rev., 4.00%, 12/1/43	700,000	671,475
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	78,578
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	103,983
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	40,000	43,078
		7,012,132
Oklahoma — 0.9%
Canadian County Educational Facilities Authority Rev., (Canadian County Independent School District No. 69 Mustang), 3.00%, 9/1/29	105,000	104,136
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	230,000	236,984
Mcintosh County Educational Facilities Authority Rev., (McIntosh County Independent School District No. 1 Eufaula), 5.00%, 9/1/31	100,000	105,248
Oklahoma County Finance Authority Rev., (Oklahoma County Independent School District No. 41 Western Heights), 5.00%, 9/1/30	200,000	206,853
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/32	105,000	114,472
Oklahoma Industries Authority Rev., (Oklahoma County Independent School District No. 89 Oklahoma City), 5.00%, 4/1/33	485,000	532,703
Tulsa County Industrial Authority Rev., (Tulsa County Independent School District No. 11 Owasso), 5.00%, 9/1/32	205,000	224,293
		1,524,689
Oregon — 0.0%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	82,000
Pennsylvania — 4.4%
Clairton Municipal Authority Rev., 5.00%, 12/1/34	250,000	267,390
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,973
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	734,116
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	1,030,000	1,162,584
Lehigh County General Purpose Authority Rev., (Lehigh Valley Academy Regional Charter School), 4.00%, 6/1/42	120,000	102,017
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	269,341
Pennsylvania COP, 5.00%, 7/1/43	100,000	100,927
Pennsylvania COP, 4.00%, 7/1/46	850,000	777,120
Pennsylvania GO, 5.00%, 1/1/27	135,000	136,121
Pennsylvania GO, 4.00%, 9/15/32	330,000	330,005
Pennsylvania GO, 3.00%, 9/15/36	80,000	71,569
Pennsylvania GO, 5.00%, 4/1/38	130,000	142,960
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	952,319
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	197,259
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/39	305,000	325,353
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/47	145,000	149,528
Philadelphia GO, 5.00%, 8/1/27	165,000	168,495
Philadelphia Authority for Industrial Development Rev., (St. Joseph's University), 4.00%, 11/1/45	795,000	697,667
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AG)	100,000	100,825
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	696,916
		7,593,485
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	957,969
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	191,947
		1,149,916
South Carolina — 0.6%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	80,000	80,083
32

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	$300,000	$300,245
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	100,283
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,966
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	55,799
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	235,189
South Carolina State Housing Finance & Development Authority Rev., 1.70%, 1/1/30	275,000	254,953
		1,065,518
Texas — 15.6%
Austin Community College District GO, 4.00%, 8/1/45	425,000	385,696
Bexar County GO, 4.00%, 6/15/41	75,000	69,236
Bexar County GO, 5.00%, 6/15/42	400,000	402,169
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/35	190,000	212,768
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	460,069
Central Texas Turnpike System Rev., 5.00%, 8/15/32	150,000	163,419
Central Texas Turnpike System Rev., 5.00%, 8/15/38	170,000	181,143
Central Texas Turnpike System Rev., 5.00%, 8/15/39	280,000	288,662
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	759,647
Dallas GO, 5.00%, 2/15/29	100,000	105,212
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/26	145,000	145,562
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	300,000	333,438
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	313,772
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	490,507
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,158
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	90,352
El Paso GO, 4.00%, 8/15/41	20,000	18,218
El Paso GO, 4.00%, 8/15/42	495,000	448,192
El Paso GO, 4.00%, 8/15/47	300,000	264,413
El Paso GO, 4.00%, 8/15/47	400,000	352,551
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,561,424
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	359,671
Hidalgo County GO, 4.00%, 8/15/43	500,000	452,679
Houston GO, 5.00%, 3/1/32	300,000	327,422
Houston GO, 5.00%, 3/1/34	225,000	248,467
Houston GO, 5.00%, 3/1/35	860,000	951,555
Houston Higher Education Finance Corp. Rev., (William Marsh Rice University), 5.00%, 5/15/34	120,000	133,474
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,005,693
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/50	105,000	106,302
North Texas Tollway Authority Rev., 5.00%, 1/1/34	170,000	189,111
North Texas Tollway Authority Rev., 5.00%, 1/1/34	340,000	378,221
North Texas Tollway Authority Rev., 5.00%, 1/1/35	185,000	206,333
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	404,228
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	49,807
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	449,584
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AG)(2)	100,000	90,172
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	130,162
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	230,286
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,050,000	1,050,729
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/35	715,000	795,407
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/36	275,000	305,592
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/39	285,000	308,326
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/41	150,000	158,696
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,531,991
33

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
San Jacinto Community College District GO, 4.00%, 2/15/41	$2,850,000	$2,639,548
State of Texas GO, 5.00%, 10/1/30	55,000	56,292
State of Texas GO, 5.00%, 10/1/33	100,000	102,034
State of Texas GO, 5.00%, 10/1/36	225,000	249,894
State of Texas GO, 5.00%, 10/1/40	195,000	208,906
Tarrant Regional Water District Water Supply System Rev., 5.00%, 3/1/32	105,000	115,209
Tarrant Regional Water District Water Supply System Rev., 5.00%, 3/1/34	110,000	122,241
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,080
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,009
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	125,418
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	216,641
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	396,962
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	292,896
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	464,710
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	599,700
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	507,092
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	409,991
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	825,451
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 3.00%, 10/15/39	150,000	124,157
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 4.50%, 10/15/45	115,000	112,961
		26,710,708
Utah — 0.7%
Intermountain Power Agency Rev., 5.00%, 7/1/29	105,000	111,543
Intermountain Power Agency Rev., 5.00%, 7/1/29	110,000	116,855
Intermountain Power Agency Rev., 5.00%, 7/1/30	175,000	188,800
Intermountain Power Agency Rev., 5.00%, 7/1/31	475,000	519,422
Intermountain Power Agency Rev., 5.00%, 7/1/32	45,000	49,618
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	150,992
Utah Transit Authority Rev., 5.25%, 6/15/32 (AG)	40,000	44,028
		1,181,258
Virginia — 0.3%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	70,601
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	73,925
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	51,081
Virginia Public Building Authority Rev., (Commonwealth of Virginia), 5.00%, 8/1/27	110,000	112,461
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	142,425
		450,493
Washington — 4.5%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	53,554
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	142,486
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	510,000	561,476
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	129,354
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	150,000	160,642
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,070,594
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	618,368
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	953,225
State of Washington GO, 5.00%, 8/1/27	135,000	138,082
State of Washington GO, 5.00%, 8/1/32	255,000	260,312
State of Washington GO, 5.00%, 2/1/39	125,000	134,026
State of Washington GO, 5.00%, 8/1/39	110,000	117,866
State of Washington GO, 5.00%, 2/1/40	40,000	41,472
34

Schedule of Investments - Avantis Core Municipal Fixed Income ETF

	Principal Amount/Shares	Value
State of Washington GO, 5.00%, 2/1/40	$100,000	$100,609
State of Washington GO, 5.00%, 8/1/40	265,000	272,972
State of Washington GO, 5.00%, 2/1/44	530,000	552,966
State of Washington GO, 5.00%, 2/1/45	1,290,000	1,352,094
State of Washington GO, 5.00%, 8/1/45	140,000	146,445
University of Washington Rev., 4.00%, 12/1/41	875,000	845,252
		7,651,795
West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	71,365
State of West Virginia GO, 4.00%, 12/1/42	210,000	195,893
		267,258
Wisconsin — 0.7%
Public Finance Authority Rev., (Campus Real Estate Holding Corp. LLC), 5.00%, 6/1/30	125,000	128,436
Public Finance Authority Rev., (North East Carolina Preparatory School, Inc.), 5.00%, 6/15/44	325,000	313,569
Public Finance Authority Rev., (Southeastern Regional Medical Center Obligated Group), 5.00%, 2/1/30	200,000	199,884
State of Wisconsin GO, 5.00%, 5/1/36	320,000	352,286
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	135,146
		1,129,321
TOTAL MUNICIPAL SECURITIES (Cost $174,099,830)		168,706,635
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
BlackRock Liquidity Funds MuniCash (Cost $358,501)	358,465	358,501
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $174,458,331)		169,065,136
OTHER ASSETS AND LIABILITIES — 1.1%		1,944,032
TOTAL NET ASSETS — 100.0%		$171,009,168

NOTES TO SCHEDULE OF INVESTMENTS
AG	–	Assured Guaranty, Inc.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $388,398, which represented 0.2% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$168,706,635	—
Short-Term Investments	$358,501	—	—
	$358,501	$168,706,635	—

See Notes to Financial Statements.
35

Schedule of Investments - Avantis Credit ETF
AUGUST 31, 2026

		Principal Amount/Shares	Value
CORPORATE BONDS — 92.7%
Aerospace and Defense — 0.9%
Airbus SE, 1.375%, 5/13/31	EUR	100,000	$105,490
General Electric Co., 6.75%, 3/15/32		$100,000	108,520
			214,010
Automobiles — 2.5%
American Honda Finance Corp., 4.80%, 3/5/30		100,000	99,141
BMW U.S. Capital LLC, 3.375%, 2/2/34	EUR	190,000	209,816
Mercedes-Benz International Finance BV, 3.25%, 11/15/30	EUR	100,000	114,474
Toyota Motor Credit Corp., 5.10%, 3/21/31		$100,000	100,501
Volkswagen Leasing GmbH, 4.00%, 4/11/31	EUR	50,000	58,294
			582,226
Banks — 17.6%
Banco Bilbao Vizcaya Argentaria SA, 4.375%, 10/14/29	EUR	100,000	119,711
Bank of America Corp., VRN, 4.48%, 4/23/30		$130,000	128,492
Bank of Montreal, 4.42%, 7/17/29	CAD	100,000	73,597
BNP Paribas SA, 1.25%, 7/13/31	GBP	100,000	111,995
BPCE SA, 4.375%, 7/13/28	EUR	200,000	236,177
Canadian Imperial Bank of Commerce, 3.45%, 4/7/27		$150,000	149,315
Citizens Financial Group, Inc., VRN, 5.84%, 1/23/30		154,000	156,759
Commerzbank AG, VRN, 3.125%, 9/3/31	EUR	200,000	225,829
Cooperatieve Rabobank UA, 4.00%, 1/10/30	EUR	200,000	235,497
Credit Agricole SA, VRN, 3.125%, 1/26/29	EUR	200,000	231,451
Fifth Third Bancorp, VRN, 5.98%, 1/30/30(1)		$125,000	127,634
ING Bank NV, 4.125%, 10/2/26	EUR	100,000	116,313
Intesa Sanpaolo SpA, 5.25%, 1/13/30	EUR	140,000	171,249
KeyCorp, VRN, 5.31%, 1/28/37		$50,000	48,041
Lloyds Banking Group PLC, VRN, 3.875%, 5/14/32	EUR	100,000	116,191
Nordea Bank Abp, 3.625%, 3/15/34	EUR	200,000	228,689
Royal Bank of Canada, 5.15%, 2/1/34		$385,000	385,341
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30		230,000	230,395
Societe Generale SA, VRN, 3.50%, 3/1/32	EUR	200,000	226,513
Standard Chartered PLC, VRN, 4.20%, 3/4/32	EUR	150,000	175,876
Swedbank AB, 3.25%, 9/24/29	EUR	150,000	172,868
Toronto-Dominion Bank, 5.30%, 1/30/32		$100,000	100,691
Truist Financial Corp., VRN, 4.96%, 10/23/36		30,000	28,461
UniCredit SpA, 4.00%, 3/5/34	EUR	200,000	232,306
			4,029,391
Beverages — 1.5%
Coca-Cola Co., 3.45%, 3/25/30		$160,000	154,113
Constellation Brands, Inc., 4.95%, 11/1/35		210,000	200,337
			354,450
Biotechnology — 1.4%
AbbVie, Inc., 4.95%, 3/15/31		210,000	210,196
Amgen, Inc., 5.25%, 3/2/33		100,000	100,101
			310,297
Capital Markets — 7.8%
Affiliated Managers Group, Inc., 5.50%, 2/15/36		175,000	169,695
Brookfield Finance, Inc., 5.68%, 1/15/35		75,000	74,830
Brookfield Finance, Inc., 5.33%, 1/15/36		30,000	28,994
Deutsche Bank AG, VRN, 6.82%, 11/20/29		150,000	155,754
36

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Goldman Sachs Group, Inc., VRN, 3.50%, 1/23/33	EUR	90,000	$101,994
Intercontinental Exchange, Inc., 3.625%, 9/1/28		$150,000	146,991
Lazard Group LLC, 4.375%, 3/11/29		135,000	133,138
LPL Holdings, Inc., 4.00%, 3/15/29(1)		100,000	97,051
Morgan Stanley, VRN, 5.45%, 7/20/29		100,000	101,050
Morgan Stanley, VRN, 0.50%, 2/7/31	EUR	100,000	104,087
MSCI, Inc., 5.15%, 3/15/36		$130,000	123,470
Nasdaq, Inc., 5.55%, 2/15/34		200,000	202,111
TPG Operating Group II LP, 5.875%, 3/5/34		150,000	150,873
UBS Group AG, VRN, 4.40%, 9/23/31(1)		200,000	194,356
			1,784,394
Chemicals — 0.6%
Dow Chemical Co., 5.35%, 3/15/35		130,000	126,726
Communications Equipment — 0.9%
Cisco Systems, Inc., 5.05%, 2/26/34		200,000	197,587
Construction and Engineering — 1.4%
Bouygues SA, 1.125%, 7/24/28	EUR	100,000	111,663
Vinci SA, 1.75%, 9/26/30	EUR	200,000	216,596
			328,259
Consumer Finance — 4.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.30%, 1/19/34		$175,000	172,104
Andrew W Mellon Foundation, 0.95%, 8/1/27		150,000	145,577
Capital One Financial Corp., VRN, 5.46%, 7/26/30		220,000	222,287
Sumisho Air Lease Corp., 4.625%, 10/1/28		200,000	199,279
Sumisho Air Lease Corp., 4.50%, 3/24/29(1)		190,000	187,647
			926,894
Consumer Staples Distribution & Retail — 2.2%
Kroger Co., 5.00%, 9/15/34		200,000	193,349
Sysco Corp., 6.00%, 1/17/34		200,000	205,669
Tesco Corporate Treasury Services PLC, 0.375%, 7/27/29	EUR	100,000	107,050
			506,068
Diversified REITs — 6.5%
Boston Properties LP, 4.50%, 12/1/28		$100,000	99,224
Essex Portfolio LP, 4.875%, 2/15/36		130,000	123,567
Federal Realty OP LP, 3.20%, 6/15/29		180,000	172,333
Host Hotels & Resorts LP, 4.25%, 12/15/28		90,000	88,663
Host Hotels & Resorts LP, 5.70%, 6/15/32		100,000	100,958
Host Hotels & Resorts LP, 5.50%, 4/15/35		50,000	48,974
Invitation Homes Operating Partnership LP, 4.95%, 1/15/33		75,000	72,823
Invitation Homes Operating Partnership LP, 4.875%, 2/1/35		130,000	123,273
Mid-America Apartments LP, 1.10%, 9/15/26		110,000	109,880
Prologis LP, 5.00%, 3/15/34		200,000	195,721
Simon Property Group LP, 4.75%, 9/26/34		210,000	200,735
Ventas Realty LP, 4.00%, 3/1/28		150,000	148,376
			1,484,527
Diversified Telecommunication Services — 1.1%
Bell Telephone Co. of Canada or Bell Canada, 4.55%, 2/9/30	CAD	140,000	102,912
British Telecommunications Ltd., 5.75%, 12/7/28	GBP	50,000	68,792
Space Exploration Technologies Corp., 5.65%, 7/15/33(1)		$75,000	72,394
			244,098
37

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Electric Utilities — 3.3%
ENEL Finance International NV, 3.875%, 3/9/29	EUR	100,000	$117,387
National Rural Utilities Cooperative Finance Corp., 4.15%, 8/25/28		$300,000	297,216
Pacific Gas & Electric Co., 6.40%, 6/15/33		150,000	155,614
Pacific Gas & Electric Co., 6.00%, 8/15/35		85,000	85,618
Southern Co., 3.70%, 4/30/30		100,000	95,738
			751,573
Financial Services — 1.0%
Berkshire Hathaway, Inc., 1.125%, 3/16/27	EUR	100,000	115,124
Nykredit Realkredit AS, 4.00%, 7/17/28	EUR	100,000	117,318
			232,442
Food Products — 1.8%
Conagra Brands, Inc., 5.30%, 10/1/26		$100,000	100,079
Hershey Co., 4.95%, 2/24/32		100,000	100,032
Kraft Heinz Foods Co., 3.75%, 4/1/30		110,000	105,374
Mars, Inc., 4.55%, 4/20/28(1)		100,000	99,942
			405,427
Health Care Equipment and Supplies — 1.9%
Becton Dickinson Euro Finance SARL, 3.55%, 9/13/29	EUR	100,000	116,327
Boston Scientific Corp., 6.25%, 11/15/35		$200,000	213,229
Medtronic Global Holdings SCA, 3.00%, 10/15/28	EUR	100,000	115,581
			445,137
Health Care Providers and Services — 2.3%
Elevance Health, Inc., 4.75%, 2/15/30		$100,000	99,347
HCA, Inc., 5.75%, 3/1/35		100,000	100,813
Humana, Inc., 5.375%, 4/15/31		125,000	125,275
UnitedHealth Group, Inc., 4.90%, 4/15/31		100,000	99,777
Universal Health Services, Inc., 4.625%, 10/15/29		100,000	98,399
			523,611
Health Care REITs — 0.6%
Omega Healthcare Investors, Inc., 3.625%, 10/1/29		135,000	128,993
Hotels, Restaurants and Leisure — 1.9%
Expedia Group, Inc., 5.50%, 4/15/36		225,000	218,777
Hyatt Hotels Corp., 5.40%, 12/15/35		130,000	125,873
Marriott International, Inc., 5.25%, 10/15/35		90,000	87,931
			432,581
Household Durables — 0.8%
Toll Brothers Finance Corp., 5.60%, 6/15/35		185,000	183,649
Insurance — 4.8%
Allstate Corp., 5.95%, 4/1/36		120,000	124,396
Athene Global Funding, 5.58%, 1/9/29(1)		100,000	100,634
Chubb INA Holdings LLC, 4.65%, 8/15/29		150,000	149,714
Fairfax Financial Holdings Ltd., 3.95%, 3/3/31	CAD	150,000	107,755
Fidelity National Financial, Inc., 2.45%, 3/15/31		$100,000	87,863
MetLife, Inc., 5.70%, 6/15/35		55,000	55,983
Principal Financial Group, Inc., 3.70%, 5/15/29		135,000	130,803
Prudential Financial, Inc., 5.20%, 3/14/35		125,000	122,662
Wynnton Funding Trust, 5.25%, 8/15/35(1)		225,000	216,810
			1,096,620
Interactive Media and Services — 0.5%
Alphabet, Inc., 4.375%, 11/15/32		75,000	72,152
Meta Platforms, Inc., 4.875%, 5/15/33		50,000	48,314
			120,466
38

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Machinery — 0.4%
Caterpillar Financial Services Corp., 4.70%, 11/15/29		$100,000	$100,037
Media — 1.3%
AppLovin Corp., 5.50%, 12/1/34		225,000	221,398
Videotron Ltd., 3.125%, 1/15/31	CAD	120,000	83,255
			304,653
Metals and Mining — 1.4%
Freeport-McMoRan, Inc., 4.625%, 8/1/30		$100,000	98,364
Rio Tinto Finance USA PLC, 5.25%, 3/14/35		235,000	233,517
			331,881
Multi-Utilities — 0.5%
Engie SA, 1.375%, 2/28/29	EUR	100,000	111,050
Oil, Gas and Consumable Fuels — 7.4%
BP Capital Markets America, Inc., 4.70%, 4/10/29		$110,000	110,050
Chevron USA, Inc., 4.69%, 4/15/30		150,000	149,949
ConocoPhillips Co., 5.00%, 1/15/35		200,000	196,321
Enbridge, Inc., 5.30%, 4/5/29		100,000	101,063
Enbridge, Inc., 4.73%, 8/22/34	CAD	120,000	87,374
Energy Transfer LP, 5.25%, 4/15/29		$186,000	187,665
Exxon Mobil Corp., 2.61%, 10/15/30		240,000	221,293
Inter Pipeline Ltd./AB, 5.76%, 2/17/28	CAD	130,000	96,640
Kinder Morgan, Inc., 5.40%, 2/1/34		$100,000	100,140
Pembina Pipeline Corp., 5.21%, 1/12/34	CAD	225,000	168,427
TotalEnergies Capital International SA, 0.75%, 7/12/28	EUR	100,000	111,144
Williams Cos., Inc., 2.60%, 3/15/31		$185,000	165,915
			1,695,981
Personal Care Products — 0.4%
Unilever Finance Netherlands BV, 1.625%, 2/12/33	EUR	100,000	102,984
Pharmaceuticals — 1.4%
Bayer AG, 4.625%, 5/26/33	EUR	175,000	210,147
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	100,000	112,440
			322,587
Semiconductors and Semiconductor Equipment — 1.3%
Broadcom, Inc., 5.20%, 7/15/35		$80,000	76,271
Infineon Technologies AG, 1.625%, 6/24/29	EUR	200,000	221,158
			297,429
Software — 2.0%
Oracle Corp., 5.20%, 9/26/35		$55,000	49,364
Salesforce, Inc., 5.55%, 3/15/36		210,000	206,255
ServiceNow, Inc., 5.40%, 5/15/36		200,000	196,198
			451,817
Specialized REITs — 3.0%
American Tower Corp., 3.80%, 8/15/29		100,000	97,081
Equinix, Inc., 3.20%, 11/18/29		295,000	279,260
VICI Properties LP, 5.125%, 5/15/32		100,000	97,276
Weyerhaeuser Co., 7.375%, 3/15/32		185,000	203,463
			677,080
Specialty Retail — 1.7%
AutoZone, Inc., 4.00%, 4/15/30		175,000	169,106
Richemont International Holding SA, 1.50%, 3/26/30	EUR	200,000	217,724
			386,830
39

Schedule of Investments - Avantis Credit ETF

		Principal Amount/Shares	Value
Technology Hardware, Storage and Peripherals — 2.0%
Dell International LLC/EMC Corp., 5.10%, 2/15/36		$210,000	$201,954
Hewlett Packard Enterprise Co., 4.55%, 10/15/29		210,000	207,227
HP, Inc., 6.10%, 4/25/35		50,000	51,336
			460,517
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., 2.85%, 3/27/30		160,000	149,842
Water Utilities — 0.9%
American Water Capital Corp., 4.45%, 6/1/32		210,000	203,852
Wireless Telecommunication Services — 1.0%
Rogers Communications, Inc., 5.90%, 9/21/33	CAD	170,000	132,090
Vodafone Group PLC, 1.625%, 11/24/30	EUR	100,000	107,474
			239,564
TOTAL CORPORATE BONDS (Cost $21,409,167)			21,245,530
SHORT-TERM INVESTMENTS — 6.5%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class		93,207	93,207
Treasury Bills(2) — 6.1%
U.S. Treasury Bills, 3.69%, 9/3/26		$350,000	349,930
U.S. Treasury Bills, 3.78%, 9/24/26(3)		350,000	349,185
U.S. Treasury Bills, 3.83%, 10/27/26		350,000	347,967
U.S. Treasury Bills, 3.81%, 11/19/26		350,000	347,131
			1,394,213
TOTAL SHORT-TERM INVESTMENTS (Cost $1,487,442)			1,487,420
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $22,896,609)			22,732,950
OTHER ASSETS AND LIABILITIES — 0.8%			183,703
TOTAL NET ASSETS — 100.0%			$22,916,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	858,076	CAD	1,200,511	Morgan Stanley & Co. LLC	11/5/26	$(10,717)
USD	5,479,514	EUR	4,745,735	Morgan Stanley & Co. LLC	11/5/26	(46,588)
USD	181,566	GBP	135,248	Morgan Stanley & Co. LLC	11/5/26	(1,716)
						$(59,021)

40

Schedule of Investments - Avantis Credit ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 45	Sell	5.00%	12/20/30	$1,358,000	$96,290	$24,518	$120,808
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,096,468, which represented 4.8% of total net assets.
(2)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $109,744.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$21,245,530	—
Short-Term Investments	$93,207	1,394,213	—
	$93,207	$22,639,743	—
Other Financial Instruments
Swap Agreements	—	$120,808	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$59,021	—

41

Schedule of Investments - Avantis Credit ETF

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Foreign Currency	Total
Asset Derivatives:
Receivable for variation margin on swap agreements*	$438	—	$438
Liability Derivatives:
Unrealized depreciation on forward foreign currency exchange contracts	—	$59,021	$59,021
*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

	Type of Risk Exposure
	Credit	Foreign Currency	Interest Rate	Total
Net realized gain (loss) on:
Forward foreign currency exchange transactions	—	$208,279	—	$208,279
Futures contract transactions	—	—	$(8,558)	(8,558)
Swap agreement transactions	$26,058	—	—	26,058
				$225,779
Change in net unrealized appreciation (depreciation) on:
Forward foreign currency exchange contracts	—	$(44,745)	—	$(44,745)
Futures contracts	—	—	$(1,607)	(1,607)
Swap agreements	$3,384	—	—	3,384
				$(42,968)

See Notes to Financial Statements.
42

Schedule of Investments - Avantis Short-Term Fixed Income ETF
AUGUST 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 77.2%
Aerospace and Defense — 1.0%
General Dynamics Corp., 3.625%, 4/1/30	$433,000	$415,711
General Electric Co., 4.30%, 7/29/30	125,000	122,585
Howmet Aerospace, Inc., 3.00%, 1/15/29	50,000	48,024
L3Harris Technologies, Inc., 5.05%, 6/1/29	1,901,000	1,910,736
Lockheed Martin Corp., 4.50%, 2/15/29	2,418,000	2,411,283
Northrop Grumman Corp., 4.60%, 2/1/29	100,000	99,708
RTX Corp., 5.75%, 1/15/29	396,000	405,230
Textron, Inc., 3.90%, 9/17/29	1,450,000	1,406,462
		6,819,739
Air Freight and Logistics — 0.0%
FedEx Corp., 3.10%, 8/5/29	125,000	119,056
United Parcel Service, Inc., 3.40%, 3/15/29	195,000	189,292
		308,348
Automobiles — 1.6%
American Honda Finance Corp., 4.55%, 3/3/28	1,714,000	1,711,019
American Honda Finance Corp., 4.90%, 3/13/29	856,000	855,991
American Honda Finance Corp., 4.80%, 3/5/30	1,665,000	1,650,693
General Motors Co., 5.35%, 4/15/28	105,000	105,850
General Motors Co., 5.00%, 10/1/28	813,000	814,268
General Motors Financial Co., Inc., 2.70%, 8/20/27	9,000	8,846
General Motors Financial Co., Inc., 5.45%, 7/15/30	517,000	522,156
Mercedes-Benz Finance North America LLC, 8.50%, 1/18/31	240,000	270,690
Toyota Motor Credit Corp., 5.25%, 9/11/28	492,000	498,149
Toyota Motor Credit Corp., 5.05%, 5/16/29	1,162,000	1,171,611
Toyota Motor Credit Corp., 4.45%, 6/29/29	913,000	906,276
Toyota Motor Credit Corp., 4.55%, 8/9/29	1,852,000	1,842,876
Toyota Motor Credit Corp., 4.95%, 1/9/30	120,000	120,440
Toyota Motor Credit Corp., 4.80%, 5/15/30	135,000	134,638
		10,613,503
Banks — 13.8%
African Development Bank, 4.375%, 11/3/27	470,000	470,196
African Development Bank, 3.875%, 6/12/28	972,000	963,969
Asian Development Bank, 1.50%, 1/20/27	470,000	465,412
Asian Development Bank, 4.375%, 1/14/28	470,000	470,313
Asian Development Bank, 2.75%, 1/19/28	972,000	951,758
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,608,000	1,598,953
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 3/13/29	460,000	465,412
Banco Santander SA, 5.57%, 1/17/30	160,000	162,199
Banco Santander SA, 3.49%, 5/28/30	1,600,000	1,509,952
Bank of America Corp., VRN, 5.20%, 4/25/29	1,438,000	1,447,772
Bank of America Corp., VRN, 4.62%, 5/9/29	908,000	906,207
Bank of Montreal, 5.72%, 9/25/28	2,970,000	3,027,397
Bank of Montreal, 5.51%, 6/4/31	2,500,000	2,550,014
Bank of Nova Scotia, 5.45%, 8/1/29	3,710,000	3,787,131
Bank of Nova Scotia, 4.85%, 2/1/30	225,000	224,380
Barclays PLC, VRN, 4.94%, 9/10/30	500,000	496,796
Barclays PLC, VRN, 5.37%, 2/25/31	2,300,000	2,309,177
Canadian Imperial Bank of Commerce, 5.26%, 4/8/29	974,000	984,065
Canadian Imperial Bank of Commerce, VRN, 4.58%, 9/8/31	629,000	616,367
43

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Citibank NA, 4.84%, 8/6/29	$1,300,000	$1,304,908
Citigroup, Inc., VRN, 4.54%, 9/19/30	1,323,000	1,305,502
Citigroup, Inc., VRN, 2.57%, 6/3/31	604,000	551,604
Citizens Financial Group, Inc., 2.50%, 2/6/30	100,000	91,830
Citizens Financial Group, Inc., 3.25%, 4/30/30	2,026,000	1,903,151
Citizens Financial Group, Inc., VRN, 5.25%, 3/5/31	1,763,000	1,764,135
Cooperatieve Rabobank UA, 4.80%, 1/9/29	1,217,000	1,222,364
European Bank for Reconstruction & Development, 4.375%, 3/9/28	970,000	970,242
European Bank for Reconstruction & Development, 4.125%, 1/25/29	100,000	99,357
European Investment Bank, 4.375%, 3/19/27	675,000	675,814
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	1,026,000	1,054,617
Fifth Third Bancorp, VRN, 4.77%, 7/28/30	1,241,000	1,232,204
HSBC Holdings PLC, 4.95%, 3/31/30	2,150,000	2,150,560
HSBC Holdings PLC, VRN, 2.21%, 8/17/29	580,000	551,365
HSBC Holdings PLC, VRN, 2.85%, 6/4/31	300,000	276,204
Huntington National Bank, 5.65%, 1/10/30	1,500,000	1,528,535
ING Groep NV, VRN, 5.07%, 3/25/31	750,000	748,541
Inter-American Development Bank, 2.375%, 7/7/27	700,000	688,983
Inter-American Development Bank, 3.125%, 9/18/28	224,000	218,582
International Bank for Reconstruction & Development, 3.125%, 6/15/27	150,000	148,721
International Bank for Reconstruction & Development, 0.75%, 11/24/27	150,000	143,615
International Bank for Reconstruction & Development, 3.50%, 7/12/28	1,171,000	1,153,214
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	930,000	919,455
JPMorgan Chase & Co., VRN, 4.20%, 7/23/29	615,000	609,449
JPMorgan Chase & Co., VRN, 5.58%, 4/22/30	579,000	588,085
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	557,000	539,773
JPMorgan Chase & Co., VRN, 5.00%, 7/22/30	1,170,000	1,170,951
JPMorgan Chase & Co., VRN, 4.60%, 10/22/30	811,000	802,197
JPMorgan Chase & Co., VRN, 5.14%, 1/24/31	100,000	100,325
KeyCorp, 4.10%, 4/30/28	426,000	421,814
KeyCorp, 2.55%, 10/1/29	1,960,000	1,827,116
Kreditanstalt fuer Wiederaufbau, 3.875%, 5/15/28	970,000	963,422
Kreditanstalt fuer Wiederaufbau, 3.875%, 6/15/28	1,294,000	1,284,090
Kreditanstalt fuer Wiederaufbau, 3.50%, 5/15/29	980,000	957,979
Landwirtschaftliche Rentenbank, 3.875%, 9/28/27	518,000	515,444
Lloyds Banking Group PLC, 4.55%, 8/16/28	1,700,000	1,694,695
M&T Bank Corp., VRN, 6.08%, 3/13/32	2,248,000	2,317,015
Mitsubishi UFJ Financial Group, Inc., 2.56%, 2/25/30	2,255,000	2,079,600
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	640,000	573,069
Mitsubishi UFJ Financial Group, Inc., VRN, 4.51%, 1/14/32	700,000	680,769
Mizuho Financial Group, Inc., VRN, 5.38%, 7/10/30	200,000	202,151
Mizuho Financial Group, Inc., VRN, 3.15%, 7/16/30	405,000	385,591
Mizuho Financial Group, Inc., VRN, 2.20%, 7/10/31	2,000,000	1,795,255
National Bank of Canada, 4.50%, 10/10/29	2,055,000	2,034,715
NatWest Group PLC, VRN, 4.89%, 5/18/29	1,000,000	1,001,667
Nordic Investment Bank, 3.75%, 5/9/30	200,000	195,096
Oesterreichische Kontrollbank AG, 4.25%, 3/1/28	970,000	968,772
Oesterreichische Kontrollbank AG, 4.00%, 5/28/28	1,179,000	1,171,583
PNC Financial Services Group, Inc., 3.45%, 4/23/29	1,753,000	1,698,625
PNC Financial Services Group, Inc., 2.55%, 1/22/30	1,435,000	1,327,638
PNC Financial Services Group, Inc., VRN, 5.22%, 1/29/31	495,000	498,150
Royal Bank of Canada, VRN, 5.15%, 2/4/31	1,902,000	1,907,272
44

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Royal Bank of Canada, VRN, 4.97%, 5/2/31	$886,000	$884,156
Royal Bank of Canada, VRN, 4.70%, 8/6/31	1,184,000	1,166,893
Santander Holdings USA, Inc., VRN, 6.50%, 3/9/29	300,000	306,485
Santander Holdings USA, Inc., VRN, 6.17%, 1/9/30	290,000	296,275
Santander Holdings USA, Inc., VRN, 5.35%, 9/6/30	360,000	360,618
Sumitomo Mitsui Financial Group, Inc., 5.72%, 9/14/28	190,000	193,342
Sumitomo Mitsui Financial Group, Inc., 4.31%, 10/16/28	531,000	526,243
Toronto-Dominion Bank, 5.52%, 7/17/28	250,000	253,663
Toronto-Dominion Bank, 4.99%, 4/5/29	2,699,000	2,713,156
Truist Financial Corp., VRN, 5.07%, 5/20/31	1,584,000	1,580,035
U.S. Bancorp, 1.375%, 7/22/30	1,328,000	1,162,190
U.S. Bancorp, VRN, 5.38%, 1/23/30	367,000	371,335
U.S. Bancorp, VRN, 5.05%, 2/12/31	1,902,000	1,899,955
U.S. Bancorp, VRN, 5.08%, 5/15/31	936,000	935,744
Wells Fargo & Co., 4.15%, 1/24/29	2,707,000	2,671,816
Wells Fargo & Co., VRN, 5.15%, 4/23/31	450,000	450,878
		90,196,065
Beverages — 0.4%
Constellation Brands, Inc., 4.65%, 11/15/28	774,000	771,402
Constellation Brands, Inc., 3.15%, 8/1/29	599,000	570,682
Keurig Dr. Pepper, Inc., 3.95%, 4/15/29	530,000	517,241
Pepsico Singapore Financing I Pte. Ltd., 4.55%, 2/16/29	433,000	432,680
		2,292,005
Biotechnology — 0.3%
AbbVie, Inc., 4.80%, 3/15/29	409,000	409,635
AbbVie, Inc., 4.875%, 3/15/30	1,644,000	1,645,339
		2,054,974
Broadline Retail — 0.8%
Amazon.com, Inc., 4.00%, 3/13/29	1,930,000	1,897,513
Amazon.com, Inc., 4.65%, 12/1/29	1,450,000	1,446,656
Amazon.com, Inc., 4.10%, 11/20/30	1,750,000	1,696,376
		5,040,545
Building Products — 0.5%
Owens Corning, 3.95%, 8/15/29	2,566,000	2,502,724
Trane Technologies Financing Ltd., 3.80%, 3/21/29	521,000	509,187
		3,011,911
Capital Markets — 7.2%
Affiliated Managers Group, Inc., 3.30%, 6/15/30	3,250,000	3,057,416
Ameriprise Financial, Inc., 5.70%, 12/15/28	4,045,000	4,132,115
Ares Management Corp., 6.375%, 11/10/28	913,000	938,091
Bank of New York Mellon Corp., VRN, 4.94%, 2/11/31	1,952,000	1,949,647
Blackstone Reg Finance Co. LLC, 4.30%, 11/3/30(1)	3,030,000	2,948,403
Brookfield Finance, Inc., 3.90%, 1/25/28	2,294,000	2,271,016
Cboe Global Markets, Inc., 1.625%, 12/15/30	3,070,000	2,671,149
Charles Schwab Corp., 3.25%, 5/22/29	223,000	214,838
Charles Schwab Corp., 2.30%, 5/13/31	4,500,000	4,003,807
Deutsche Bank AG, VRN, 6.72%, 1/18/29	1,050,000	1,075,523
Deutsche Bank AG, VRN, 4.47%, 12/10/31	1,000,000	973,763
Goldman Sachs Group, Inc., 2.60%, 2/7/30	1,487,000	1,373,837
Goldman Sachs Group, Inc., 3.80%, 3/15/30	563,000	540,719
Goldman Sachs Group, Inc., VRN, 5.05%, 7/23/30	827,000	826,695
Goldman Sachs Group, Inc., VRN, 4.37%, 10/21/31	886,000	856,826
45

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Intercontinental Exchange, Inc., 2.10%, 6/15/30	$3,545,000	$3,203,370
Intercontinental Exchange, Inc., 5.25%, 6/15/31	1,000,000	1,009,547
Intercontinental Exchange, Inc., 4.90%, 9/1/31	1,500,000	1,495,229
Lazard Group LLC, 4.50%, 9/19/28	2,875,000	2,851,110
LPL Holdings, Inc., 5.70%, 5/20/27	3,631,000	3,658,034
Morgan Stanley, VRN, 3.77%, 1/24/29	428,000	422,741
Morgan Stanley, VRN, 5.16%, 4/20/29	930,000	936,162
Morgan Stanley, VRN, 5.45%, 7/20/29	882,000	891,265
Morgan Stanley, VRN, 6.41%, 11/1/29	241,000	248,353
Morgan Stanley, VRN, 2.70%, 1/22/31	611,000	564,840
Morgan Stanley, VRN, 3.62%, 4/1/31	1,207,000	1,148,002
S&P Global, Inc., 2.50%, 12/1/29(1)	218,000	203,105
State Street Corp., 4.83%, 4/24/30	2,858,000	2,862,467
		47,328,070
Chemicals — 0.7%
Eastman Chemical Co., 5.00%, 8/1/29	1,661,000	1,662,121
Ecolab, Inc., 1.30%, 1/30/31	1,084,000	929,074
Mosaic Co., 4.35%, 1/15/29	751,000	738,849
Nutrien Ltd., 4.90%, 3/27/28	294,000	294,749
Nutrien Ltd., 4.20%, 4/1/29	379,000	373,112
RPM International, Inc., 4.55%, 3/1/29	430,000	426,422
		4,424,327
Commercial Services and Supplies — 0.9%
Eaton Capital ULC, 4.45%, 5/9/30	1,125,000	1,106,551
Republic Services, Inc., 4.875%, 4/1/29	219,000	219,747
Republic Services, Inc., 4.75%, 7/15/30	1,665,000	1,658,504
Veralto Corp., 5.35%, 9/18/28	235,000	237,550
Waste Management, Inc., 4.875%, 2/15/29	1,744,000	1,752,887
Waste Management, Inc., 4.65%, 3/15/30	646,000	643,029
		5,618,268
Communications Equipment — 0.5%
Cisco Systems, Inc., 4.85%, 2/26/29	2,694,000	2,708,776
Motorola Solutions, Inc., 5.00%, 4/15/29	695,000	698,269
		3,407,045
Construction Materials — 0.4%
Vulcan Materials Co., 4.95%, 12/1/29	2,632,000	2,640,873
Consumer Finance — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28	150,000	152,240
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	2,150,000	2,222,103
American Express Co., VRN, 5.28%, 7/27/29	190,000	191,989
Capital One Financial Corp., 3.80%, 1/31/28	132,000	130,484
Capital One Financial Corp., VRN, 5.47%, 2/1/29	399,000	402,513
Capital One Financial Corp., VRN, 6.31%, 6/8/29	1,471,000	1,506,357
Capital One Financial Corp., VRN, 5.25%, 7/26/30	470,000	472,327
Sumisho Air Lease Corp., 3.625%, 12/1/27	334,000	329,570
Sumisho Air Lease Corp., 4.625%, 10/1/28	1,764,000	1,757,639
		7,165,222
Consumer Staples Distribution & Retail — 0.5%
Dollar Tree, Inc., 4.20%, 5/15/28	567,000	561,603
Kroger Co., 4.50%, 1/15/29	466,000	463,522
Sysco Corp., 5.75%, 1/17/29	151,000	153,967
Target Corp., 2.65%, 9/15/30	2,136,000	1,964,228
		3,143,320
46

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Containers and Packaging — 0.3%
Amcor Flexibles North America, Inc., 4.80%, 3/17/28	$1,695,000	$1,696,678
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	362,000	362,985
WRKCo, Inc., 4.90%, 3/15/29	181,000	181,044
		2,240,707
Diversified REITs — 8.0%
Boston Properties LP, 2.75%, 10/1/26	1,090,000	1,088,678
Boston Properties LP, 4.50%, 12/1/28	1,959,000	1,943,801
Brixmor Operating Partnership LP, 4.125%, 5/15/29	2,634,000	2,581,716
Digital Realty Trust LP, 3.70%, 8/15/27	2,000,000	1,985,739
Digital Realty Trust LP, 4.45%, 7/15/28	1,083,000	1,075,946
Digital Realty Trust LP, 3.60%, 7/1/29	1,952,000	1,883,259
ERP Operating LP, 3.30%, 6/1/29	1,619,000	1,559,107
ERP Operating LP, 2.50%, 2/15/30	1,277,000	1,178,950
ERP Operating LP, 2.30%, 3/1/30	1,760,000	1,613,269
ERP Operating LP, 4.35%, 12/1/30	886,000	865,457
ERP Operating LP, 2.45%, 1/15/31	1,000,000	902,452
Essex Portfolio LP, 3.00%, 1/15/30	3,103,000	2,910,947
Federal Realty OP LP, 3.25%, 7/15/27	2,462,000	2,435,673
Federal Realty OP LP, 5.375%, 5/1/28	155,000	156,297
Federal Realty OP LP, 3.20%, 6/15/29	145,000	138,823
Host Hotels & Resorts LP, 3.375%, 12/15/29	1,057,000	1,003,056
Host Hotels & Resorts LP, 3.50%, 9/15/30	2,147,000	2,009,872
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	1,229,000	1,163,691
Invitation Homes Operating Partnership LP, 5.45%, 8/15/30	1,460,000	1,467,799
Kimco Realty OP LLC, 2.70%, 10/1/30	2,500,000	2,303,211
Mid-America Apartments LP, 2.75%, 3/15/30	3,663,000	3,407,260
Prologis LP, 4.00%, 9/15/28	669,000	661,261
Prologis LP, 4.375%, 2/1/29	1,325,000	1,314,475
Prologis LP, 1.75%, 7/1/30	1,486,000	1,323,736
Prologis LP, 1.625%, 3/15/31	1,750,000	1,511,419
Rexford Industrial Realty LP, 5.00%, 6/15/28	907,000	908,844
Simon Property Group LP, 2.45%, 9/13/29	4,164,000	3,891,638
Simon Property Group LP, 4.375%, 10/1/30	1,604,000	1,573,476
Ventas Realty LP, 4.40%, 1/15/29	1,791,000	1,773,841
Welltower OP LLC, 4.50%, 7/1/30	3,700,000	3,644,901
WP Carey, Inc., 4.65%, 7/15/30	1,934,000	1,902,379
		52,180,973
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.35%, 3/1/29	254,000	251,273
Space Exploration Technologies Corp., 5.35%, 7/15/31(2)	2,440,000	2,385,875
Sprint Capital Corp., 6.875%, 11/15/28	1,396,000	1,455,009
Verizon Communications, Inc., 7.75%, 12/1/30	968,000	1,069,484
		5,161,641
Electric Utilities — 3.4%
AEP Texas, Inc., 5.45%, 5/15/29	1,610,000	1,632,607
American Electric Power Co., Inc., 5.20%, 1/15/29	328,000	330,883
American Electric Power Co., Inc., Series J, 4.30%, 12/1/28	205,000	202,960
CenterPoint Energy Houston Electric LLC, 5.20%, 10/1/28	140,000	141,546
Duke Energy Carolinas LLC, 3.95%, 11/15/28	731,000	720,437
Entergy Texas, Inc., 4.00%, 3/30/29	492,000	483,063
Florida Power & Light Co., 5.15%, 6/15/29	405,000	410,292
47

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Interstate Power & Light Co., 4.10%, 9/26/28	$150,000	$148,064
Interstate Power & Light Co., 3.60%, 4/1/29	465,000	451,423
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	1,413,000	1,377,261
National Rural Utilities Cooperative Finance Corp., 5.15%, 6/15/29	1,805,000	1,822,915
Nevada Power Co., 3.70%, 5/1/29	601,000	585,505
NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	165,000	157,230
NextEra Energy Capital Holdings, Inc., 3.50%, 4/1/29	857,000	830,584
NSTAR Electric Co., 4.85%, 3/1/30	2,027,000	2,020,772
Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29	1,681,000	1,718,471
Pacific Gas & Electric Co., 5.00%, 6/4/28	345,000	346,054
Pacific Gas & Electric Co., 3.75%, 7/1/28	736,618	721,212
Pacific Gas & Electric Co., 6.10%, 1/15/29	82,000	83,906
Pacific Gas & Electric Co., 5.55%, 5/15/29	997,000	1,011,408
PacifiCorp, 5.10%, 2/15/29	295,000	296,604
Public Service Co. of New Hampshire, 2.20%, 6/15/31	1,500,000	1,322,189
Public Service Electric & Gas Co., 3.20%, 5/15/29	1,822,000	1,756,838
Southern California Edison Co., 5.25%, 3/15/30	347,000	346,974
Southern Co., 5.50%, 3/15/29	105,000	106,686
Wisconsin Electric Power Co., 5.00%, 5/15/29	1,261,000	1,269,876
Wisconsin Public Service Corp., 4.55%, 12/1/29	2,263,000	2,250,630
		22,546,390
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., 4.125%, 11/15/30	3,410,000	3,304,247
Jabil, Inc., 5.45%, 2/1/29	335,000	337,347
		3,641,594
Energy Equipment and Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	185,000	175,936
Financial Services — 1.1%
Corebridge Financial, Inc., 3.85%, 4/5/29	2,170,000	2,110,457
Equitable Holdings, Inc., 4.35%, 4/20/28	710,000	704,464
Fiserv, Inc., 4.20%, 10/1/28	186,000	183,265
Global Payments, Inc., 4.95%, 8/15/27	488,000	489,587
Mastercard, Inc., 2.95%, 6/1/29	3,361,000	3,221,911
UBS AG, 5.65%, 9/11/28	200,000	203,965
		6,913,649
Food Products — 1.0%
General Mills, Inc., 5.50%, 10/17/28	200,000	202,989
General Mills, Inc., 4.875%, 1/30/30	100,000	99,678
J.M. Smucker Co., 5.90%, 11/15/28	150,000	153,610
Kellanova, 2.10%, 6/1/30	3,410,000	3,085,837
Kraft Heinz Foods Co., 4.625%, 1/30/29	660,000	658,629
Mars, Inc., 4.80%, 3/1/30(2)	1,746,000	1,737,521
Mondelez International, Inc., 2.75%, 4/13/30	549,000	509,789
Tyson Foods, Inc., 4.35%, 3/1/29	373,000	368,937
		6,816,990
Ground Transportation — 0.5%
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	2,094,000	2,084,435
Union Pacific Corp., 3.70%, 3/1/29	387,000	378,623
Union Pacific Corp., 2.40%, 2/5/30	696,000	643,782
		3,106,840
Health Care Equipment and Supplies — 0.7%
Abbott Laboratories, 4.00%, 3/15/31	1,562,000	1,506,793
Solventum Corp., 5.40%, 3/1/29	412,000	416,587
48

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Zimmer Biomet Holdings, Inc., 5.05%, 2/19/30	$2,469,000	$2,474,464
		4,397,844
Health Care Providers and Services — 2.0%
Cardinal Health, Inc., 5.125%, 2/15/29	1,171,000	1,179,870
Cardinal Health, Inc., 4.50%, 9/15/30	230,000	225,703
Cigna Group, 4.375%, 10/15/28	703,000	697,818
Cigna Group, 5.00%, 5/15/29	507,000	510,318
CVS Health Corp., 5.00%, 1/30/29	408,000	409,883
Elevance Health, Inc., 4.10%, 3/1/28	78,000	77,379
Elevance Health, Inc., 5.15%, 6/15/29	1,937,000	1,953,261
HCA, Inc., 5.20%, 6/1/28	515,000	518,706
HCA, Inc., 4.125%, 6/15/29	1,906,000	1,869,898
HCA, Inc., 5.45%, 4/1/31	186,000	187,920
Humana, Inc., 5.75%, 3/1/28	100,000	101,276
Humana, Inc., 3.70%, 3/23/29	792,000	768,605
Humana, Inc., 4.875%, 4/1/30	1,343,000	1,330,105
IQVIA, Inc., 6.25%, 2/1/29	1,906,000	1,957,921
UnitedHealth Group, Inc., 2.30%, 5/15/31	1,523,000	1,351,555
		13,140,218
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc., 4.70%, 7/1/30	1,040,000	1,019,621
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	1,809,000	1,786,438
Omega Healthcare Investors, Inc., 4.75%, 1/15/28	329,000	328,123
Omega Healthcare Investors, Inc., 5.20%, 7/1/30	2,248,000	2,234,338
		5,368,520
Hotels, Restaurants and Leisure — 0.7%
Airbnb, Inc., 4.65%, 3/16/31	350,000	345,203
Choice Hotels International, Inc., 3.70%, 1/15/31	850,000	794,213
Expedia Group, Inc., 3.80%, 2/15/28	1,263,000	1,246,920
Expedia Group, Inc., 2.95%, 3/15/31	1,000,000	910,981
Hyatt Hotels Corp., 4.375%, 9/15/28	400,000	396,427
Hyatt Hotels Corp., 5.25%, 6/30/29	177,000	178,189
Marriott International, Inc., 5.55%, 10/15/28	350,000	355,486
Marriott International, Inc., 4.625%, 6/15/30	116,000	114,433
Starbucks Corp., 3.55%, 8/15/29	508,000	491,334
		4,833,186
Household Durables — 0.1%
Mohawk Industries, Inc., 5.85%, 9/18/28	676,000	689,646
Industrial Conglomerates — 1.0%
3M Co., 4.80%, 3/15/30	840,000	838,771
Honeywell International, Inc., 2.70%, 8/15/29	584,000	552,283
Pentair Finance SARL, 4.50%, 7/1/29	1,865,000	1,834,050
Siemens Funding BV, 4.60%, 5/28/30(2)	3,475,000	3,450,039
		6,675,143
Insurance — 5.0%
Allstate Corp., 1.45%, 12/15/30	3,720,000	3,208,277
Aon Corp., 3.75%, 5/2/29	1,098,000	1,065,728
Assurant, Inc., 4.90%, 3/27/28	2,515,000	2,518,885
Athene Holding Ltd., 6.15%, 4/3/30	1,310,000	1,344,473
AXIS Specialty Finance LLC, 3.90%, 7/15/29	1,803,000	1,747,327
Chubb INA Holdings LLC, 4.65%, 8/15/29	2,153,000	2,148,902
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	1,959,000	1,945,674
49

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28	$1,607,000	$1,604,343
Fairfax Financial Holdings Ltd., 4.625%, 4/29/30	500,000	492,270
Fidelity National Financial, Inc., 3.40%, 6/15/30	3,250,000	3,035,081
Lincoln National Corp., 3.80%, 3/1/28	1,307,000	1,287,898
Lincoln National Corp., 3.40%, 1/15/31	340,000	316,060
Pacific Life Global Funding II, 4.45%, 5/1/28(2)	1,749,000	1,742,797
Principal Financial Group, Inc., 3.70%, 5/15/29	1,715,000	1,661,680
Progressive Corp., 6.625%, 3/1/29	3,032,000	3,167,907
Progressive Corp., 4.60%, 3/26/31	2,007,000	1,974,091
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,505,000	1,418,910
Reinsurance Group of America, Inc., 3.90%, 5/15/29	125,000	121,660
RenaissanceRe Finance, Inc., 3.45%, 7/1/27	2,051,000	2,032,731
		32,834,694
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.80%, 5/15/30	135,000	134,601
Meta Platforms, Inc., 4.55%, 5/15/31	3,692,000	3,608,931
		3,743,532
IT Services — 0.4%
IBM International Capital Pte. Ltd., 4.60%, 2/5/29	1,100,000	1,094,012
IBM International Capital Pte. Ltd., 4.75%, 2/5/31	220,000	217,089
International Business Machines Corp., 3.50%, 5/15/29	1,650,000	1,597,406
		2,908,507
Life Sciences Tools and Services — 0.7%
Illumina, Inc., 4.75%, 12/12/30	1,763,000	1,734,390
Thermo Fisher Scientific, Inc., 5.00%, 1/31/29	3,005,000	3,029,622
		4,764,012
Machinery — 2.2%
CNH Industrial Capital LLC, 5.50%, 1/12/29	1,982,000	2,004,464
Cummins, Inc., 4.90%, 2/20/29	1,834,000	1,845,460
Cummins, Inc., 4.70%, 2/15/31	2,630,000	2,615,015
Deere & Co., 5.375%, 10/16/29	511,000	522,093
Deere Funding Canada Corp., 4.15%, 10/9/30	164,000	159,419
IDEX Corp., 4.95%, 9/1/29	588,000	587,676
Ingersoll Rand, Inc., 5.18%, 6/15/29	1,513,000	1,530,443
John Deere Capital Corp., 4.50%, 1/16/29	355,000	353,998
John Deere Capital Corp., 2.80%, 7/18/29	338,000	321,199
John Deere Capital Corp., 4.375%, 10/15/30	2,872,000	2,826,557
Otis Worldwide Corp., 5.25%, 8/16/28	143,000	144,360
Otis Worldwide Corp., 2.57%, 2/15/30	188,000	173,615
PACCAR Financial Corp., 4.55%, 5/8/30(1)	1,320,000	1,314,233
		14,398,532
Media — 0.1%
Fox Corp., 4.71%, 1/25/29	446,000	444,032
Metals and Mining — 0.6%
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	1,249,000	1,264,271
Freeport-McMoRan, Inc., 4.25%, 3/1/30	2,160,000	2,112,060
Freeport-McMoRan, Inc., 4.625%, 8/1/30	160,000	157,383
Rio Tinto Finance USA Ltd., 7.125%, 7/15/28	292,000	305,311
		3,839,025
Multi-Utilities — 1.2%
Ameren Corp., 5.00%, 1/15/29	1,317,000	1,322,814
CenterPoint Energy, Inc., 5.40%, 6/1/29	2,179,000	2,212,202
50

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Consumers Energy Co., 4.60%, 5/30/29	$2,757,000	$2,748,852
Consumers Energy Co., 4.70%, 1/15/30	1,338,000	1,332,377
National Grid PLC, 5.60%, 6/12/28	320,000	324,351
		7,940,596
Oil, Gas and Consumable Fuels — 4.5%
BP Capital Markets America, Inc., 3.94%, 9/21/28	590,000	581,786
BP Capital Markets America, Inc., 4.70%, 4/10/29	808,000	808,371
BP Capital Markets America, Inc., 4.87%, 11/25/29	1,846,000	1,853,212
Cheniere Energy, Inc., 4.625%, 10/15/28	620,000	616,750
Chevron USA, Inc., 4.69%, 4/15/30	2,298,000	2,297,218
ConocoPhillips Co., 6.95%, 4/15/29	160,000	168,677
ConocoPhillips Co., 4.70%, 1/15/30	3,590,000	3,576,288
DCP Midstream Operating LP, 5.125%, 5/15/29	1,194,000	1,201,129
Devon Energy Corp., 4.50%, 1/15/30	224,000	220,625
Enbridge, Inc., 6.00%, 11/15/28	170,000	174,213
Enbridge, Inc., 4.20%, 11/20/28	1,763,000	1,743,180
Enbridge, Inc., 5.30%, 4/5/29	495,000	500,264
Enbridge, Inc., 4.50%, 2/15/31	500,000	487,553
Energy Transfer LP, 6.05%, 12/1/26	403,000	404,189
Energy Transfer LP, 4.95%, 5/15/28	431,000	432,304
Enterprise Products Operating LLC, 3.125%, 7/31/29	300,000	286,914
EQT Corp., 5.70%, 4/1/28	1,138,000	1,153,732
Equinor ASA, 3.00%, 4/6/27	100,000	99,259
Equinor ASA, 7.25%, 9/23/27	869,000	893,850
Kinder Morgan, Inc., 5.00%, 2/1/29	744,000	747,985
Kinder Morgan, Inc., 5.15%, 6/1/30	571,000	575,984
MPLX LP, 4.80%, 2/15/29	1,146,000	1,145,069
ONEOK, Inc., 4.55%, 7/15/28	545,000	543,024
ONEOK, Inc., 5.65%, 11/1/28	909,000	924,686
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29	1,175,000	1,126,179
Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 1/15/31	1,896,000	1,861,725
Targa Resources Corp., 6.15%, 3/1/29	778,000	800,164
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/28	486,000	485,819
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	201,000	209,891
Valero Energy Corp., 5.15%, 2/15/30	2,177,000	2,192,539
Williams Cos., Inc., 5.30%, 8/15/28	300,000	303,128
Woodside Finance Ltd., 4.90%, 5/19/28	1,312,000	1,314,687
		29,730,394
Paper and Forest Products — 0.3%
Georgia-Pacific LLC, 7.75%, 11/15/29	1,853,000	2,011,155
Passenger Airlines — 0.0%
Delta Air Lines, Inc., 3.75%, 10/28/29	100,000	96,303
United Airlines Pass-Through Trust, Class A, 5.875%, 4/15/29	32,637	32,940
		129,243
Pharmaceuticals — 1.5%
Astrazeneca Finance LLC, 4.85%, 2/26/29	1,497,000	1,505,188
Bristol-Myers Squibb Co., 3.40%, 7/26/29	459,000	443,245
Bristol-Myers Squibb Co., 5.10%, 2/22/31	315,000	317,154
Eli Lilly & Co., 4.20%, 8/14/29	2,347,000	2,322,352
GlaxoSmithKline Capital PLC, 3.375%, 6/1/29	1,434,000	1,389,201
GlaxoSmithKline Capital, Inc., 4.50%, 4/15/30	529,000	524,365
Merck & Co., Inc., 3.40%, 3/7/29	473,000	459,837
51

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Pharmacia LLC, 6.60%, 12/1/28	$3,000,000	$3,122,251
		10,083,593
Professional Services — 0.3%
Paychex, Inc., 5.10%, 4/15/30	1,791,000	1,792,214
Real Estate Management and Development — 0.7%
CBRE Services, Inc., 5.50%, 4/1/29	2,031,000	2,059,901
CBRE Services, Inc., 4.80%, 6/15/30	224,000	221,661
First Industrial LP, 5.25%, 1/15/31	1,973,000	1,971,503
Jones Lang LaSalle, Inc., 6.875%, 12/1/28	581,000	604,340
		4,857,405
Residential REITs — 0.9%
Camden Property Trust, 4.10%, 10/15/28	253,000	250,306
Camden Property Trust, 3.15%, 7/1/29	1,036,000	991,366
Camden Property Trust, 2.80%, 5/15/30	1,292,000	1,198,017
UDR, Inc., 4.40%, 1/26/29	1,784,000	1,765,293
UDR, Inc., 3.20%, 1/15/30	1,547,000	1,461,280
		5,666,262
Retail REITs — 0.3%
Realty Income Corp., 3.25%, 6/15/29	719,000	690,448
Realty Income Corp., 3.25%, 1/15/31	157,000	146,085
Realty Income Corp., 3.20%, 2/15/31	1,355,000	1,254,751
		2,091,284
Semiconductors and Semiconductor Equipment — 1.8%
Applied Materials, Inc., 4.00%, 1/15/31	251,000	242,173
Broadcom, Inc., 4.35%, 2/15/30	1,174,000	1,144,481
Broadcom, Inc., 5.05%, 4/15/30	2,030,000	2,023,070
Intel Corp., 5.125%, 2/10/30	864,000	865,879
KLA Corp., 4.10%, 3/15/29	2,034,000	2,003,222
Marvell Technology, Inc., 4.875%, 6/22/28	165,000	165,325
Marvell Technology, Inc., 5.75%, 2/15/29	2,052,000	2,090,928
NVIDIA Corp., 4.50%, 6/15/31	2,000,000	1,954,451
QUALCOMM, Inc., 4.50%, 5/20/30	980,000	971,127
Texas Instruments, Inc., 4.60%, 2/8/29	25,000	25,015
		11,485,671
Software — 0.3%
Atlassian Corp., 5.25%, 5/15/29	309,000	309,811
Salesforce, Inc., 4.50%, 3/15/28	1,818,000	1,815,030
		2,124,841
Specialized REITs — 1.5%
American Tower Corp., 5.50%, 3/15/28	323,000	326,720
American Tower Corp., 5.80%, 11/15/28	320,000	326,105
American Tower Corp., 3.95%, 3/15/29	564,000	551,553
American Tower Corp., 5.00%, 1/31/30	205,000	204,847
American Tower Corp., 4.90%, 3/15/30	1,154,000	1,148,827
Crown Castle, Inc., 5.00%, 1/11/28	115,000	115,362
Crown Castle, Inc., 4.80%, 9/1/28	150,000	149,900
Crown Castle, Inc., 5.60%, 6/1/29	1,776,000	1,802,710
Public Storage Operating Co., 5.125%, 1/15/29	1,026,000	1,037,666
VICI Properties LP, 4.75%, 4/1/28	1,300,000	1,296,685
Weyerhaeuser Co., 4.00%, 11/15/29	2,772,000	2,693,796
		9,654,171
Specialty Retail — 1.6%
AutoZone, Inc., 4.00%, 4/15/30	688,000	664,827
52

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
Home Depot, Inc., 4.90%, 4/15/29	$573,000	$577,009
Home Depot, Inc., 2.95%, 6/15/29	1,421,000	1,359,685
Lowe's Cos., Inc., 3.65%, 4/5/29	448,000	435,536
Ross Stores, Inc., 1.875%, 4/15/31	4,680,000	4,086,540
TJX Cos., Inc., 3.875%, 4/15/30	3,230,000	3,122,524
		10,246,121
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc., 1.65%, 5/11/30	1,670,000	1,501,783
Dell International LLC/EMC Corp., 4.90%, 10/1/26	488,000	488,093
Dell International LLC/EMC Corp., 5.30%, 10/1/29	694,000	700,937
HP, Inc., 4.00%, 4/15/29	1,761,000	1,720,871
		4,411,684
Textiles, Apparel and Luxury Goods — 0.6%
Ralph Lauren Corp., 2.95%, 6/15/30	4,314,000	4,009,388
Transportation Infrastructure — 0.3%
Aon North America, Inc., 5.15%, 3/1/29	2,258,000	2,274,165
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 2.40%, 3/15/29	296,000	278,949
T-Mobile USA, Inc., 3.875%, 4/15/30	794,000	763,415
Vodafone Group PLC, 7.875%, 2/15/30	1,300,000	1,417,017
		2,459,381
TOTAL CORPORATE BONDS (Cost $511,011,862)		505,853,394
U.S. TREASURY SECURITIES — 19.7%
U.S. Treasury Notes, 1.625%, 10/31/26	1,800,000	1,793,323
U.S. Treasury Notes, 4.25%, 12/31/26	8,670,000	8,679,741
U.S. Treasury Notes, 4.125%, 1/31/27	10,100,000	10,106,357
U.S. Treasury Notes, 3.875%, 7/31/27	4,700,000	4,686,059
U.S. Treasury Notes, 0.75%, 1/31/28	3,368,000	3,205,652
U.S. Treasury Notes, 1.25%, 4/30/28	4,284,000	4,074,737
U.S. Treasury Notes, 1.25%, 6/30/28	4,387,800	4,152,041
U.S. Treasury Notes, 1.00%, 7/31/28	6,389,200	6,001,106
U.S. Treasury Notes, 1.25%, 9/30/28	5,190,000	4,873,025
U.S. Treasury Notes, 3.125%, 11/15/28	4,805,700	4,681,709
U.S. Treasury Notes, 1.375%, 12/31/28	6,612,000	6,177,184
U.S. Treasury Notes, 3.50%, 1/15/29	6,620,000	6,490,186
U.S. Treasury Notes, 1.75%, 1/31/29	5,728,300	5,386,504
U.S. Treasury Notes, 1.875%, 2/28/29	2,200,800	2,071,804
U.S. Treasury Notes, 2.375%, 3/31/29	6,690,000	6,364,516
U.S. Treasury Notes, 2.75%, 5/31/29	5,940,000	5,689,638
U.S. Treasury Notes, 4.25%, 6/30/29	4,210,000	4,193,061
U.S. Treasury Notes, 2.625%, 7/31/29	5,550,000	5,282,581
U.S. Treasury Notes, 3.875%, 9/30/29	5,270,000	5,188,788
U.S. Treasury Notes, 4.125%, 11/30/29	5,510,000	5,459,743
U.S. Treasury Notes, 0.625%, 8/15/30	5,590,000	4,819,846
U.S. Treasury Notes, 4.375%, 11/30/30	5,512,000	5,490,361
U.S. Treasury Notes, 4.125%, 3/31/31	5,220,000	5,142,006
U.S. Treasury Notes, 1.625%, 5/15/31	5,380,000	4,731,878
U.S. Treasury Notes, 4.25%, 6/30/31	4,463,600	4,415,651
TOTAL U.S. TREASURY SECURITIES (Cost $130,626,160)		129,157,497
U.S. GOVERNMENT AGENCY SECURITIES — 1.6%
FHLB, 4.00%, 3/10/27	1,000,000	1,000,102
53

Schedule of Investments - Avantis Short-Term Fixed Income ETF

	Principal Amount/Shares	Value
FHLB, 3.875%, 3/10/28	$1,000,000	$992,185
FHLB, 3.25%, 6/9/28	500,000	491,822
FHLB, 4.00%, 6/30/28	100,000	99,435
FHLB, 3.25%, 11/16/28	150,000	146,640
FHLMC, 0.80%, 10/27/26	665,000	661,882
FHLMC, 3.92%, 1/16/29	980,000	969,071
FHLMC, 4.00%, 3/9/29	1,490,000	1,473,927
FHLMC, 4.00%, 3/19/29	1,470,000	1,453,059
FHLMC, 6.75%, 3/15/31	500,000	546,093
FNMA, 1.875%, 9/24/26	1,312,000	1,310,239
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	100,000	99,517
Tennessee Valley Authority, 3.875%, 3/15/28	911,000	904,140
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $10,173,532)		10,148,112
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Canada — 0.3%
Export Development Canada, 3.00%, 5/25/27	430,000	426,368
Export Development Canada, 3.75%, 9/7/27	440,000	437,794
Export Development Canada, 3.875%, 2/14/28	770,000	764,910
Export Development Canada, 4.125%, 2/13/29	300,000	298,117
		1,927,189
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	1,000,000	989,887
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,927,755)		2,917,076
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	301,941	301,941
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,371,025	1,371,025
TOTAL SHORT-TERM INVESTMENTS (Cost $1,672,966)		1,672,966
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $656,412,275)		649,749,045
OTHER ASSETS AND LIABILITIES — 0.8%		5,374,817
TOTAL NET ASSETS — 100.0%		$655,123,862

NOTES TO SCHEDULE OF INVESTMENTS
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,325,042. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,261,906, which represented 1.7% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,371,025.

54

Schedule of Investments - Avantis Short-Term Fixed Income ETF

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$505,853,394	—
U.S. Treasury Securities	—	129,157,497	—
U.S. Government Agency Securities	—	10,148,112	—
Sovereign Governments and Agencies	—	2,917,076	—
Short-Term Investments	$1,672,966	—	—
	$1,672,966	$648,076,079	—

See Notes to Financial Statements.
55

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value	$2,378,066,597	$169,065,136
Investment made with cash collateral received for securities on loan, at value	11,683,473	—
Receivable for investments sold	203,239,925	10,000
Interest receivable	21,733,651	1,955,967
Securities lending receivable	4,691	—
	2,614,728,337	171,031,103

Liabilities
Payable for collateral received for securities on loan	11,683,473	—
Payable for investments purchased	602,179,717	—
Payable for variation margin on futures contracts	8,906	—
Payable for variation margin on swap agreements	246	—
Accrued management fees	252,528	21,935
	614,124,870	21,935

Net Assets	$2,000,603,467	$171,009,168

Shares outstanding (unlimited number of shares authorized)	49,150,000	3,800,000

Net Asset Value Per Share	$40.70	$45.00

Net Assets Consist of:
Capital paid in	$2,070,519,751	$176,672,698
Distributable earnings (loss)	(69,916,284)	(5,663,530)
	$2,000,603,467	$171,009,168

Investment securities, at cost	$2,421,040,027	$174,458,331
Investment securities on loan, at value	$12,111,358	—
Investment made with cash collateral received for securities on loan, at cost	$11,683,473	—

See Notes to Financial Statements.
56

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value	$22,732,950	$648,378,020
Investment made with cash collateral received for securities on loan, at value	—	1,371,025
Cash	—	153,724
Receivable for investments sold	—	856,284
Receivable for variation margin on swap agreements	438	—
Interest receivable	304,963	6,816,120
Securities lending receivable	—	567
	23,038,351	657,575,740

Liabilities
Foreign currency overdraft payable, at value	59,470	—
Payable for collateral received for securities on loan	—	1,371,025
Payable for investments purchased	—	997,745
Unrealized depreciation on forward foreign currency exchange contracts	59,021	—
Accrued management fees	3,207	83,108
	121,698	2,451,878

Net Assets	$22,916,653	$655,123,862

Shares outstanding (unlimited number of shares authorized)	450,000	14,150,000

Net Asset Value Per Share	$50.93	$46.30

Net Assets Consist of:
Capital paid in	$22,726,940	$662,735,648
Distributable earnings (loss)	189,713	(7,611,786)
	$22,916,653	$655,123,862

Investment securities, at cost	$22,896,609	$655,041,250
Investment securities on loan, at value	—	$1,325,042
Investment made with cash collateral received for securities on loan, at cost	—	$1,371,025
Foreign currency overdraft payable, at cost	$59,626	—

See Notes to Financial Statements.
57

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$73,774,151	$5,752,642
Securities lending, net	46,818	—
	73,820,969	5,752,642
Expenses:
Management fees	2,480,840	235,045
Interest expenses	35,512	—
	2,516,352	235,045

Net investment income (loss)	71,304,617	5,517,597

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(3,479,713)	(128,071)
Futures contract transactions	(5,715)	—
Swap agreement transactions	224,938	—
	(3,260,490)	(128,071)

Change in net unrealized appreciation (depreciation) on:
Investments	(50,831,264)	495,383
Futures contracts	(21,513)	—
Swap agreements	121,240	—
	(50,731,537)	495,383

Net realized and unrealized gain (loss)	(53,992,027)	367,312

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,312,590	$5,884,909

See Notes to Financial Statements.
58

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$620,438	$29,871,196
Securities lending, net	—	13,597
	620,438	29,884,793
Expenses:
Management fees	26,850	1,023,236
Interest expenses	2,654	—
Trustees' fees and expenses	204	—
	29,708	1,023,236

Net investment income (loss)	590,730	28,861,557

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(43,301)	1,954,653
Forward foreign currency exchange contract transactions	208,279	—
Futures contract transactions	(8,558)	—
Swap agreement transactions	26,058	—
Foreign currency translation transactions	532	—
	183,010	1,954,653

Change in net unrealized appreciation (depreciation) on:
Investments	(376,136)	(15,034,662)
Forward foreign currency exchange contracts	(44,745)	—
Futures contracts	(1,607)	—
Swap agreements	3,384	—
Translation of assets and liabilities in foreign currencies	(141)	—
	(419,245)	(15,034,662)

Net realized and unrealized gain (loss)	(236,235)	(13,080,009)

Net Increase (Decrease) in Net Assets Resulting from Operations	$354,495	$15,781,548

See Notes to Financial Statements.
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Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$71,304,617	$46,269,718	$5,517,597	$5,304,020
Net realized gain (loss)	(3,260,490)	(5,296,353)	(128,071)	(183,837)
Change in net unrealized appreciation (depreciation)	(50,731,537)	2,448,546	495,383	(6,253,846)
Net increase (decrease) in net assets resulting from operations	17,312,590	43,421,911	5,884,909	(1,133,663)

Distributions to Shareholders
From earnings	(69,576,575)	(44,957,870)	(5,441,525)	(5,183,560)

Capital Share Transactions
Proceeds from shares sold	1,054,222,776	521,099,100	30,062,445	11,595,570
Payments for shares redeemed	(215,885,570)	(92,680,290)	(6,915,680)	(2,237,810)
Other capital	12,624	9,845	88,943	28,786
Net increase (decrease) in net assets from capital share transactions	838,349,830	428,428,655	23,235,708	9,386,546

Net increase (decrease) in net assets	786,085,845	426,892,696	23,679,092	3,069,323

Net Assets
Beginning of period	1,214,517,622	787,624,926	147,330,076	144,260,753
End of period	$2,000,603,467	$1,214,517,622	$171,009,168	$147,330,076

Transactions in Shares of the Funds
Sold	25,250,000	12,550,000	650,000	250,000
Redeemed	(5,150,000)	(2,250,000)	(150,000)	(50,000)
Net increase (decrease) in shares of the funds	20,100,000	10,300,000	500,000	200,000

See Notes to Financial Statements.
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Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025 (EXCEPT AS NOTED)
	Avantis Credit ETF		Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025(1)	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$590,730	$169,367	$28,861,557	$25,628,374
Net realized gain (loss)	183,010	(23,982)	1,954,653	52,739
Change in net unrealized appreciation (depreciation)	(419,245)	221,533	(15,034,662)	4,846,413
Net increase (decrease) in net assets resulting from operations	354,495	366,918	15,781,548	30,527,526

Distributions to Shareholders
From earnings	(454,180)	(77,520)	(29,333,930)	(24,656,640)

Capital Share Transactions
Proceeds from shares sold	10,177,675	12,538,700	169,107,790	273,045,985
Payments for shares redeemed	—	—	(168,379,110)	(18,625,150)
Other capital	10,299	266	2,232	4,037
Net increase (decrease) in net assets from capital share transactions	10,187,974	12,538,966	730,912	254,424,872

Net increase (decrease) in net assets	10,088,289	12,828,364	(12,821,470)	260,295,758

Net Assets
Beginning of period	12,828,364	—	667,945,332	407,649,574
End of period	$22,916,653	$12,828,364	$655,123,862	$667,945,332

Transactions in Shares of the Funds
Sold	200,000	250,000	3,600,000	5,850,000
Redeemed	—	—	(3,600,000)	(400,000)
Net increase (decrease) in shares of the funds	200,000	250,000	—	5,450,000
(1)April 15, 2025 (fund inception) through August 31, 2025.

See Notes to Financial Statements.
61

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis Core Fixed Income ETF	AVIG	NYSE Arca, Inc.
Avantis Core Municipal Fixed Income ETF	AVMU	NYSE Arca, Inc.
Avantis Credit ETF	AVGB	The Nasdaq Stock Market LLC
Avantis Short-Term Fixed Income ETF	AVSF	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

Avantis Core Fixed Income ETF	Monthly
Avantis Core Municipal Fixed Income ETF	Monthly
Avantis Credit ETF	Quarterly
Avantis Short-Term Fixed Income ETF	Monthly

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Credit ETF	0.18%
Avantis Short-Term Fixed Income ETF	0.15%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Credit ETF	American Century ETF Trust	31%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$4,465,328,132	—	—	$106,441,865
Purchases of other investment securities	$189,945,950	$51,927,308	$8,959,801	$205,768,262
Total Purchases	$4,655,274,082	$51,927,308	$8,959,801	$312,210,127

Sales of U.S. Treasury and Government Agency obligations	$4,156,596,914	—	—	$51,149,112
Sales of other investment securities	$128,358,740	$26,824,207	$4,126,543	$198,428,349
Total Sales	$4,284,955,654	$26,824,207	$4,126,543	$249,577,461

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$887,914,371	$207,493,832	$3,937,880
Avantis Credit ETF	$4,963,939	—	—
Avantis Short-Term Fixed Income ETF	$135,777,497	$164,336,780	$1,302,536
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

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5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Credit Risk — The funds may be subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income ETF	$31,833,333
Avantis Credit ETF	$846,500

Foreign Currency Risk — The funds may be subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was as follows:

Avantis Credit ETF	$5,991,864

Interest Rate Risk — The funds may be subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income ETF	$2,439,961	—
Avantis Credit ETF	$817,520	—

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7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 (except as noted) were as follows:
	2026			2025
	Distributions Paid From:			Distributions Paid From:
	Exempt Income	Ordinary Income	Long-term Capital Gains	Exempt Income	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income ETF	—	$69,576,575	—	—	$44,957,870	—
Avantis Core Municipal Fixed Income ETF	$5,441,525	—	—	$5,183,560	—	—
Avantis Credit ETF	—	$453,039	$1,141	—(1)	$ 77,520(1)	—(1)
Avantis Short-Term Fixed Income ETF	—	$29,333,930	—	—	$24,656,640	—
(1) April 15, 2025 (fund inception) through August 31, 2025.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Credit ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$2,434,598,387	$174,458,331	$22,903,154	$656,474,366
Gross tax appreciation of investments	$45,376	$232,561	$22,825	$202,484
Gross tax depreciation of investments	(44,893,693)	(5,625,756)	(193,029)	(6,927,805)
Net tax appreciation (depreciation) of investments	(44,848,317)	(5,393,195)	(170,204)	(6,725,321)
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	201,523	—	11,577	—
Net tax appreciation (depreciation)	$(44,646,794)	$(5,393,195)	$(158,627)	$(6,725,321)
Undistributed ordinary income	$6,595,724	—	$348,340	$2,078,499
Undistributed exempt income	—	$457,430	—	—
Accumulated short-term capital losses	$(16,835,960)	$(14,400)	—	$(1,270,959)
Accumulated long-term capital losses	$(15,029,254)	$(713,365)	—	$(1,694,005)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal
Revenue Code limitations.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Portfolio Turnover Rate (excluding TBA transactions)(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2026	$41.81	1.80	(1.12)	0.68	(1.79)	0.00(4)	$40.70	1.62%	0.15%	4.31%	252%	18%	$2,000,603
2025	$42.01	1.88	(0.22)	1.66	(1.86)	0.00(4)	$41.81	4.10%	0.15%	4.57%	332%	49%	$1,214,518
2024	$40.81	1.90	1.17	3.07	(1.87)	0.00(4)	$42.01	7.77%	0.15%	4.66%	324%	27%	$787,625
2023	$42.59	1.62	(1.92)	(0.30)	(1.48)	0.00(4)	$40.81	(0.67)%	0.15%	3.91%	346%	27%	$514,217
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(4)	$42.59	(12.86)%	0.15%	2.09%	382%	31%	$249,132

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2026	$44.65	1.62	0.31	1.93	(1.61)	0.03	$45.00	4.37%	0.15%	3.52%	18%	$171,009
2025	$46.54	1.63	(1.93)	(0.30)	(1.60)	0.01	$44.65	(0.66)%	0.15%	3.59%	16%	$147,330
2024	$45.66	1.49	0.77	2.26	(1.40)	0.02	$46.54	5.10%	0.15%	3.23%	19%	$144,261
2023	$45.62	1.11	(0.13)	0.98	(0.98)	0.04	$45.66	2.22%	0.15%	2.42%	6%	$86,746
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Credit ETF
2026	$51.31	2.02	(0.79)	1.23	(1.65)	0.04	$50.93	2.50%	0.20%	3.95%	29%	$22,917
2025(4)	$50.00	0.77	0.93	1.70	(0.39)	0.00(5)	$51.31	3.41%	0.19%	4.04%	2%	$12,828

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)April 15, 2025 (fund inception) through August 31, 2025.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations*:							Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2026	$47.20	1.98	(0.86)	1.12	(2.02)	0.00(4)	$46.30	2.39%	0.15%	4.23%	39%	$655,124
2025	$46.86	2.06	0.29	2.35	(2.01)	0.00(4)	$47.20	5.18%	0.15%	4.41%	57%	$667,945
2024	$45.84	2.04	0.97	3.01	(1.99)	0.00(4)	$46.86	6.74%	0.15%	4.44%	39%	$407,650
2023	$46.60	1.70	(0.96)	0.74	(1.50)	0.00(4)	$45.84	1.63%	0.15%	3.69%	59%	$247,554
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(4)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the Avantis® Core Fixed Income ETF, Avantis® Core Municipal Fixed Income ETF, Avantis® Credit ETF, and Avantis® Short-Term Fixed Income ETF (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Constituting the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® Core Fixed Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023 and 2022
Avantis® Core Municipal Fixed Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023 and 2022
Avantis® Credit ETF	For the year ended August 31, 2026	For the year ended August 31, 2026, and for the period from April 15, 2025 (fund inception) through August 31, 2025
Avantis® Short-Term Fixed Income ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023 and 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2025

We have served as the auditor of one or more American Century investment companies since 1997.
71

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
72

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

73

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Core Fixed Income ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Core Municipal Fixed Income ETF - The Fund’s performance was above its benchmark for the one-year period and below its benchmark for the three- and five-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was within the range of its peer expense group.
Avantis Credit ETF - Because the Fund was recently launched and had not established a sufficient performance history as of the date of the review, the Board did not evaluate Fund performance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis Short-Term Fixed Income ETF - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

74

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

	Exempt Interest Dividends	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)	Qualified Interest Income
Avantis Core Fixed Income ETF	—	—	—	$62,386,671
Avantis Core Municipal Fixed Income ETF	$5,441,525	—	—	—
Avantis Credit ETF	—	$1,453	$1,141	$302,310
Avantis Short-Term Fixed Income ETF	—	—	—	$25,332,998

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis Core Fixed Income ETF	—
Avantis Core Municipal Fixed Income ETF	—
Avantis Credit ETF	—
Avantis Short-Term Fixed Income ETF	$6,602
75

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96956 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Equity Fund
Institutional Class (AVSCX)
G Class (AVSBX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis U.S. Equity Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.5%
AeroVironment, Inc.(1)	148	$21,956
AerSale Corp.(1)	423	2,322
Astronics Corp.(1)	1,453	107,043
Astronics Corp., Class B(1)	290	21,135
ATI, Inc.(1)	2,331	475,990
Boeing Co.(1)	3,706	770,033
BWX Technologies, Inc.	1,732	263,766
Carpenter Technology Corp.	708	337,305
Curtiss-Wright Corp.	240	139,807
Ducommun, Inc.(1)	60	10,285
General Dynamics Corp.	1,793	665,831
General Electric Co.	6,855	2,301,292
Hexcel Corp.	847	78,492
Honeywell Aerospace, Inc.(1)	2,222	351,320
Howmet Aerospace, Inc.	2,670	654,017
Huntington Ingalls Industries, Inc.	957	278,678
Innovative Solutions & Support, Inc.(1)	720	13,680
Lockheed Martin Corp.	2,042	1,146,032
Moog, Inc., Class A	538	199,867
National Presto Industries, Inc.	57	8,647
Northrop Grumman Corp.	851	459,285
RTX Corp.	7,749	1,609,700
Textron, Inc.	2,659	214,209
TransDigm Group, Inc.	223	261,298
Woodward, Inc.	603	204,911
		10,596,901
Air Freight and Logistics — 0.7%
CH Robinson Worldwide, Inc.	666	99,673
Expeditors International of Washington, Inc.	5,193	984,852
FedEx Corp.	4,612	1,509,969
Hub Group, Inc., Class A	1,133	45,173
Radiant Logistics, Inc.(1)	1,211	10,342
United Parcel Service, Inc., Class B	20,759	2,163,711
		4,813,720
Automobile Components — 0.3%
Aptiv PLC(1)	6,557	293,491
Autoliv, Inc.	2,931	355,267
BorgWarner, Inc.	9,256	593,865
Dana, Inc.	6,886	206,442
Dauch Corp.(1)	469	2,936
Dorman Products, Inc.(1)	508	65,456
Gentex Corp.	5,853	130,932
Gentherm, Inc.(1)	666	26,167
Goodyear Tire & Rubber Co.(1)	13,711	85,968
LCI Industries	686	69,032
Lear Corp.	2,364	295,476
Motorcar Parts of America, Inc.(1)	156	1,813
Patrick Industries, Inc.	734	59,982
Phinia, Inc.	1,435	98,211
Standard Motor Products, Inc.	423	15,956
2

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Stoneridge, Inc.(1)	725	$5,017
Strattec Security Corp.(1)	197	13,818
Visteon Corp.	1,201	122,286
XPEL, Inc.(1)	319	15,714
		2,457,829
Automobiles — 1.1%
Ford Motor Co.	55,703	776,500
General Motors Co.	28,574	2,466,508
Harley-Davidson, Inc.	4,925	135,930
Rivian Automotive, Inc., Class A(1)	6,438	103,394
Tesla, Inc.(1)	11,948	4,396,266
Thor Industries, Inc.(2)	861	65,436
Winnebago Industries, Inc.	367	11,043
		7,955,077
Banks — 5.2%
1st Source Corp.	469	40,160
ACNB Corp.	183	11,893
Amalgamated Financial Corp.	846	40,667
Amerant Bancorp, Inc.	1,053	30,232
Ameris Bancorp	1,240	104,470
Ames National Corp.	247	7,778
Arrow Financial Corp.	383	14,454
Associated Banc-Corp.	3,301	101,044
Atlantic Union Bankshares Corp.	2,727	109,980
Avidia Bancorp, Inc.	974	21,574
Axos Financial, Inc.(1)	2,167	209,744
Banc of California, Inc.	4,104	76,416
BancFirst Corp.	468	51,115
Banco Santander SA, ADR	6,515	94,858
Bancorp, Inc.(1)	2,108	137,020
Bank First Corp.	174	26,215
Bank of America Corp.	55,662	3,447,704
Bank of Hawaii Corp.(2)	1,250	94,912
Bank of Marin Bancorp	216	5,741
Bank of NT Butterfield & Son Ltd.	1,932	113,756
Bank OZK	3,395	166,627
Bank7 Corp.	111	5,701
BankUnited, Inc.	1,765	80,484
Bankwell Financial Group, Inc.	393	25,836
Banner Corp.	913	64,038
Bar Harbor Bankshares	317	12,436
BayCom Corp.	224	6,682
BCB Bancorp, Inc.	300	2,565
Beacon Financial Corp.	1,737	53,934
BOK Financial Corp.(2)	412	56,065
Bridgewater Bancshares, Inc.(1)	539	11,357
Burke & Herbert Financial Services Corp.	628	44,783
Business First Bancshares, Inc.	765	23,730
Byline Bancorp, Inc.	722	27,378
California BanCorp	849	18,067
Camden National Corp.	708	39,988
Capital Bancorp, Inc.	634	22,913
Capital City Bank Group, Inc.	250	12,620
3

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Capitol Federal Financial, Inc.	2,411	$20,759
Carter Bankshares, Inc.	1,208	37,738
Cathay General Bancorp	1,536	94,019
Central BanCo, Inc., Class A	4,480	143,830
Central Pacific Financial Corp.	762	28,362
ChoiceOne Financial Services, Inc.(2)	280	9,299
Citigroup, Inc.	16,821	2,213,980
Citizens & Northern Corp.	141	3,573
Citizens Financial Group, Inc.	6,135	422,517
City Holding Co.	493	70,474
Civista Bancshares, Inc.	479	12,923
CNB Financial Corp.	831	28,104
CoastalSouth Bancshares, Inc.	801	21,955
Colony Bankcorp, Inc.	970	20,516
Columbia Banking System, Inc.	7,030	208,369
Columbia Financial, Inc.	4,456	51,779
Commerce Bancshares, Inc.	3,742	215,951
Community Financial System, Inc.	578	36,270
Community Trust Bancorp, Inc.	377	28,701
Community West Bancshares	718	18,618
ConnectOne Bancorp, Inc.	1,324	41,627
Cullen/Frost Bankers, Inc.	1,712	275,409
Customers Bancorp, Inc.(1)	1,013	79,196
CVB Financial Corp.	3,305	73,272
Dime Commercial Bancshares, Inc.	991	40,036
Eagle Bancorp, Inc.	510	13,918
East West Bancorp, Inc.	4,657	590,787
Eastern Bankshares, Inc.	5,069	111,315
Enterprise Financial Services Corp.	913	57,729
Equity Bancshares, Inc., Class A	317	15,647
Esquire Financial Holdings, Inc.	231	25,807
Farmers & Merchants Bancorp, Inc.	289	9,812
Farmers National Banc Corp.	739	11,536
FB Financial Corp.	748	42,606
Fifth Third Bancorp	13,747	739,176
Financial Institutions, Inc.	1,017	41,209
First BanCorp	6,740	187,911
First Bancorp, Inc.	46	1,576
First Bancorp/Southern Pines NC	696	44,147
First Bank	635	11,303
First Busey Corp.	2,314	69,651
First Business Financial Services, Inc.	198	13,834
First Citizens BancShares, Inc., Class A	200	432,880
First Commonwealth Financial Corp.	2,555	52,888
First Community Bankshares, Inc.	370	17,941
First Community Corp.	156	5,164
First Financial Bancorp	2,453	80,041
First Financial Bankshares, Inc.	2,708	89,987
First Financial Corp.	544	42,584
First Hawaiian, Inc.	2,544	65,152
First Horizon Corp.	11,454	278,561
First Internet Bancorp	145	3,964
First Interstate BancSystem, Inc., Class A	1,473	54,221
4

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
First Merchants Corp.	1,539	$63,822
First Mid Bancshares, Inc.	910	45,282
Firstsun Capital Bancorp(1)	653	26,127
Five Star Bancorp	695	31,845
Flagstar Bank NA	12,978	172,737
FNB Corp.	6,928	126,297
FS Bancorp, Inc.	94	3,976
Fulton Financial Corp.	5,092	119,458
German American Bancorp, Inc.	728	35,905
Glacier Bancorp, Inc.	1,152	53,349
Great Southern Bancorp, Inc.	239	18,707
Hancock Whitney Corp.	2,242	167,007
Hanmi Financial Corp.	820	25,420
HBT Financial, Inc.	508	18,024
Heritage Financial Corp.	952	27,199
Hilltop Holdings, Inc.	938	35,691
Hingham Institution For Savings(2)	46	13,260
Home Bancorp, Inc.	154	10,547
Home BancShares, Inc.	3,315	97,660
HomeTrust Bancshares, Inc.	580	26,935
Hope Bancorp, Inc.	2,846	39,246
Horizon Bancorp, Inc.	656	12,740
Huntington Bancshares, Inc.	33,094	552,173
Independent Bank Corp.	846	68,678
Independent Bank Corp. (Michigan)	791	28,864
International Bancshares Corp.	1,722	120,816
Investar Holding Corp.	292	8,798
JPMorgan Chase & Co.	28,011	9,972,476
Kearny Financial Corp.	1,330	13,127
KeyCorp	16,954	366,376
Lakeland Financial Corp.	751	44,377
Live Oak Bancshares, Inc.	953	37,539
M&T Bank Corp.	2,135	499,462
Mercantile Bank Corp.	549	32,808
Metrocity Bankshares, Inc.	1,209	42,097
Metropolitan Bank Holding Corp.	246	22,332
Mid Penn Bancorp, Inc.	807	29,383
Midland States Bancorp, Inc.	482	15,805
MVB Financial Corp.	97	2,936
National Bank Holdings Corp., Class A	918	37,904
NB Bancorp, Inc.	838	18,713
NBT Bancorp, Inc.	1,339	68,851
Nicolet Bankshares, Inc.	361	61,132
Northeast Bank	328	41,377
Northpointe Bancshares, Inc.	1,091	18,536
Northrim BanCorp, Inc.	916	23,422
Northwest Bancshares, Inc.	3,862	59,050
OceanFirst Financial Corp.	1,418	26,715
OFG Bancorp	1,821	94,783
Old National Bancorp	7,308	186,939
Old Second Bancorp, Inc.	1,583	39,702
Orange County Bancorp, Inc.	659	25,009
Origin Bancorp, Inc.	643	34,163
5

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Orrstown Financial Services, Inc.	831	$34,653
Park National Corp.	416	81,241
Parke Bancorp, Inc.	160	5,400
Pathward Financial, Inc.	944	76,898
PCB Bancorp	382	10,440
Peapack-Gladstone Financial Corp.	389	17,365
Peoples Bancorp, Inc.	900	35,433
Peoples Financial Services Corp.(2)	202	13,871
Pinnacle Financial Partners, Inc.	2,638	263,721
Plumas Bancorp	386	23,635
PNC Financial Services Group, Inc.	5,282	1,265,726
Ponce Financial Group, Inc.(1)	1,145	23,221
Popular, Inc.	1,847	310,647
Preferred Bank	531	54,390
Primis Financial Corp.	210	3,339
Prosperity Bancshares, Inc.	1,270	90,881
Provident Financial Services, Inc.	4,240	99,216
QCR Holdings, Inc.	561	55,803
RBB Bancorp	349	9,057
Red River Bancshares, Inc.	138	13,806
Regions Financial Corp.	14,322	427,941
Renasant Corp.	1,598	65,374
Republic Bancorp, Inc., Class A	463	43,295
S&T Bancorp, Inc.	697	34,488
Seacoast Banking Corp. of Florida	1,545	52,460
ServisFirst Bancshares, Inc.	2,404	103,468
Shore Bancshares, Inc.	1,346	30,904
Sierra Bancorp	379	15,016
Simmons First National Corp., Class A	2,386	53,876
SmartFinancial, Inc.	340	17,187
South Plains Financial, Inc.	424	18,486
Southern First Bancshares, Inc.(1)	148	9,080
Southern Missouri Bancorp, Inc.	262	19,281
Southside Bancshares, Inc.	668	21,082
Southstate Bank Corp.	2,978	312,362
Stock Yards Bancorp, Inc.	719	56,952
Texas Capital Bancshares, Inc.	1,326	128,861
TFS Financial Corp.	385	6,726
Third Coast Bancshares, Inc.(1)	271	12,087
Timberland Bancorp, Inc.	209	9,528
Tompkins Financial Corp.	685	66,527
Towne Bank	1,920	71,117
TriCo Bancshares	628	33,523
Triumph Financial, Inc.(1)	212	15,105
Truist Financial Corp.	16,468	816,483
TrustCo Bank Corp.	477	27,055
Trustmark Corp.	1,501	68,926
U.S. Bancorp	26,466	1,629,776
UMB Financial Corp.	1,563	221,368
United Bankshares, Inc.	2,643	124,565
United Community Banks, Inc.	3,024	105,356
Unity Bancorp, Inc.	222	12,883
Univest Financial Corp.	575	23,874
6

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Valley National Bancorp	9,369	$127,793
WaFd, Inc.	1,756	62,795
Washington Trust Bancorp, Inc.	329	12,874
Wells Fargo & Co.	34,058	2,942,271
WesBanco, Inc.	1,734	69,377
West BanCorp, Inc.	333	9,407
Westamerica Bancorporation	965	56,018
Western Alliance Bancorp	2,846	222,358
Wintrust Financial Corp.	1,958	294,405
WSFS Financial Corp.	1,413	109,437
Zions Bancorp NA	4,746	316,511
		37,856,139
Beverages — 0.9%
Boston Beer Co., Inc., Class A(1)	333	59,211
Brown-Forman Corp., Class A	1,179	32,116
Brown-Forman Corp., Class B	7,804	207,352
Celsius Holdings, Inc.(1)	1,186	37,300
Coca-Cola Co.	32,324	2,866,169
Constellation Brands, Inc., Class A	4,436	579,430
MGP Ingredients, Inc.	168	2,790
Molson Coors Beverage Co., Class B	4,527	179,994
Monster Beverage Corp.(1)	16,078	738,302
National Beverage Corp.	1,079	34,129
PepsiCo, Inc.	13,254	1,860,066
Primo Brands Corp., Class A	703	16,042
		6,612,901
Biotechnology — 1.8%
4D Molecular Therapeutics, Inc.(1)	793	11,189
AbbVie, Inc.	7,690	1,971,870
Agios Pharmaceuticals, Inc.(1)	773	26,035
Aktis Oncology, Inc.(1)	881	22,827
Amgen, Inc.	4,588	1,972,289
Anika Therapeutics, Inc.(1)	12	250
Atrium Therapeutics, Inc.(1)	215	2,864
Beam Therapeutics, Inc.(1)	934	27,488
Bicara Therapeutics, Inc.(1)	436	10,080
Biogen, Inc.(1)	2,875	622,869
BioMarin Pharmaceutical, Inc.(1)	1,683	109,782
CRISPR Therapeutics AG(1)(2)	765	43,590
Cullinan Therapeutics, Inc.(1)	1,107	24,431
Emergent BioSolutions, Inc.(1)	873	5,325
Entrada Therapeutics, Inc.(1)	725	5,111
Exelixis, Inc.(1)	10,844	592,516
Gilead Sciences, Inc.	20,805	3,044,604
GRAIL, Inc.(1)	879	69,766
Halozyme Therapeutics, Inc.(1)	2,107	224,374
Hyperliquid Strategies, Inc.(1)	9,051	110,875
Ideaya Biosciences, Inc.(1)	880	35,288
Immunovant, Inc.(1)	285	11,634
Incyte Corp.(1)	4,315	531,694
Iovance Biotherapeutics, Inc.(1)(2)	5,808	47,451
Krystal Biotech, Inc.(1)	51	18,327
MiMedx Group, Inc.(1)	2,030	9,216
7

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Moderna, Inc.(1)	1,871	$262,576
Monte Rosa Therapeutics, Inc.(1)	860	11,988
Myriad Genetics, Inc.(1)	4,542	14,625
Neurocrine Biosciences, Inc.(1)	950	146,329
Nkarta, Inc.(1)	523	1,417
Organogenesis Holdings, Inc.(1)(2)	518	891
ORIC Pharmaceuticals, Inc.(1)	847	11,003
PDL BioPharma, Inc.(1)	752	8
Praxis Precision Medicines, Inc.(1)	97	33,979
Protagonist Therapeutics, Inc.(1)	324	47,871
Puma Biotechnology, Inc.(1)	2,290	20,862
Regeneron Pharmaceuticals, Inc.	983	785,496
Rigel Pharmaceuticals, Inc.(1)	870	40,177
Roivant Sciences Ltd.(1)	3,881	134,438
Sarepta Therapeutics, Inc.(1)	485	10,200
Spyre Therapeutics, Inc.(1)	396	35,375
TG Therapeutics, Inc.(1)	307	16,670
Twist Bioscience Corp.(1)	31	4,309
United Therapeutics Corp.(1)	913	465,977
Vanda Pharmaceuticals, Inc.(1)	654	3,532
Vaxcyte, Inc.(1)	1,283	77,929
Vertex Pharmaceuticals, Inc.(1)	2,399	1,306,303
Vir Biotechnology, Inc.(1)	2,859	31,277
Voyager Therapeutics, Inc.(1)	1,306	4,506
Xencor, Inc.(1)	799	21,785
		13,041,268
Broadline Retail — 3.8%
Amazon.com, Inc.(1)	101,130	26,270,540
Dillard's, Inc., Class A	129	80,750
eBay, Inc.	3,417	353,865
Kohl's Corp.	5,293	94,321
Macy's, Inc.	10,203	224,058
MercadoLibre, Inc.(1)	237	458,879
		27,482,413
Building Products — 0.5%
A.O. Smith Corp.	3,273	193,532
Advanced Drainage Systems, Inc.	2,656	360,499
Allegion PLC	272	42,228
Apogee Enterprises, Inc.	970	37,888
Armstrong World Industries, Inc.	1,798	310,299
AZZ, Inc.	297	40,736
Carlisle Cos., Inc.	504	174,676
Fortune Brands Innovations, Inc.	657	29,125
Griffon Corp.	965	93,981
Hayward Holdings, Inc.(1)	1,496	21,019
Insteel Industries, Inc.	468	14,087
Janus International Group, Inc.(1)	1,711	8,487
Johnson Controls International PLC	2,202	304,404
Lennox International, Inc.	770	294,633
Louisiana-Pacific Corp.	1,928	135,943
Modine Manufacturing Co.(1)	162	28,906
Owens Corning	3,145	434,482
Quanex Building Products Corp.	1,916	36,826
8

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Simpson Manufacturing Co., Inc.	1,137	$207,628
Tecnoglass Holdings, Inc.	1,113	44,186
Trane Technologies PLC	1,826	811,474
Trex Co., Inc.(1)	2,589	118,007
UFP Industries, Inc.	1,301	109,960
Zurn Elkay Water Solutions Corp.	1,621	77,484
		3,930,490
Capital Markets — 4.0%
Acadian Asset Management, Inc.	1,429	134,612
Ameriprise Financial, Inc.	2,848	1,575,257
Artisan Partners Asset Management, Inc., Class A	3,020	128,561
Bank of New York Mellon Corp.	9,542	1,538,934
BGC Group, Inc., Class A	12,897	154,893
Blackrock, Inc.	919	1,062,006
Blackstone, Inc.	3,946	565,225
Carlyle Group, Inc.	3,807	184,221
Cboe Global Markets, Inc.	599	179,820
Charles Schwab Corp.	28,721	3,154,140
CME Group, Inc.	2,840	810,820
Cohen & Steers, Inc.	622	50,177
Coinbase Global, Inc., Class A(1)	1,472	276,913
Evercore, Inc., Class A	1,499	429,359
FactSet Research Systems, Inc.	1,334	418,276
Federated Hermes, Inc.	1,365	86,882
Franklin Templeton, Inc.	3,744	127,858
Galaxy Digital, Inc., Class A(1)	8,177	201,154
Goldman Sachs Group, Inc.	3,606	3,699,395
Hamilton Lane, Inc., Class A	562	61,157
Houlihan Lokey, Inc.	595	79,308
Interactive Brokers Group, Inc., Class A	1,795	174,636
Intercontinental Exchange, Inc.	2,043	328,310
Jefferies Financial Group, Inc.	5,788	304,680
KKR & Co., Inc.	5,715	627,050
Lazard, Inc.	3,397	146,852
LPL Financial Holdings, Inc.	2,646	979,377
MarketAxess Holdings, Inc.	1,244	202,312
Moelis & Co., Class A	1,452	98,838
Moody's Corp.	1,218	614,651
Morgan Stanley	18,598	3,967,325
MSCI, Inc.	158	90,161
Northern Trust Corp.	5,367	995,900
Oppenheimer Holdings, Inc., Class A	558	66,285
Piper Sandler Cos.	2,651	198,984
Raymond James Financial, Inc.	4,009	714,283
Robinhood Markets, Inc., Class A(1)	5,407	566,708
S&P Global, Inc.	1,066	464,605
SEI Investments Co.	2,414	267,906
State Street Corp.	4,002	765,903
Stifel Financial Corp.	3,294	266,089
StoneX Group, Inc.(1)	3,885	266,045
T. Rowe Price Group, Inc.	6,690	744,463
Tradeweb Markets, Inc., Class A	918	98,869
Victory Capital Holdings, Inc., Class A	2,219	261,864
9

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Virtu Financial, Inc., Class A	3,380	$221,863
Virtus Investment Partners, Inc.	267	44,188
Webull Corp.(1)	15,579	147,689
WisdomTree, Inc.(2)	3,880	93,353
		28,638,157
Chemicals — 1.3%
AdvanSix, Inc.	1,022	17,180
Air Products & Chemicals, Inc.	4,150	1,284,259
Albemarle Corp.	2,009	271,155
American Vanguard Corp.(1)	580	1,276
Ascent Industries Co.(1)	235	3,565
Ashland, Inc.	641	47,005
Aspen Aerogels, Inc.(1)	1,800	8,874
Avient Corp.	1,324	58,335
Axalta Coating Systems Ltd.(1)	2,993	109,005
Balchem Corp.	151	26,559
Cabot Corp.	2,256	186,594
CF Industries Holdings, Inc.	5,408	703,202
Core Molding Technologies, Inc.(1)	287	7,189
Corteva, Inc.	8,081	683,895
Dow, Inc.	7,267	221,789
Eastman Chemical Co.	1,956	141,693
Ecolab, Inc.	1,462	414,038
Ecovyst, Inc.(1)	5,482	55,752
FMC Corp.	4,436	51,147
Hawkins, Inc.	338	40,651
HB Fuller Co.	565	31,047
Huntsman Corp.	3,791	36,318
Ingevity Corp.(1)	1,427	98,877
Innospec, Inc.	393	36,887
International Flavors & Fragrances, Inc.	1,640	141,581
Intrepid Potash, Inc.(1)	207	8,005
Koppers Holdings, Inc.	1,042	47,797
Kronos Worldwide, Inc.	448	3,951
Linde PLC	2,935	1,436,917
LSB Industries, Inc.(1)	2,494	26,611
LyondellBasell Industries NV, Class A	8,996	585,460
Mativ Holdings, Inc.	2,699	32,091
Minerals Technologies, Inc.	543	38,510
Mosaic Co.	6,346	153,066
NewMarket Corp.	375	336,637
Olin Corp.	4,343	75,568
Orion SA	2,681	16,729
PPG Industries, Inc.	1,976	221,648
Quaker Chemical Corp.	193	31,999
RPM International, Inc.	2,071	215,591
Sensient Technologies Corp.	337	45,475
Sherwin-Williams Co.	2,110	714,889
Solstice Advanced Materials, Inc.	4,880	309,343
Stepan Co.	387	24,230
Tronox Holdings PLC, Class A	2,840	15,024
Valhi, Inc.	83	1,551
10

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Westlake Corp.	942	$70,716
		9,089,681
Commercial Services and Supplies — 0.4%
ACCO Brands Corp.	3,012	12,891
Brady Corp., Class A	609	55,206
Brink's Co.	589	64,160
Cintas Corp.	3,065	618,486
Civeo Corp.(1)	575	19,222
Clean Harbors, Inc.(1)	707	222,882
Copart, Inc.(1)	9,427	310,997
Ennis, Inc.	739	15,770
Healthcare Services Group, Inc.(1)	2,606	57,306
Interface, Inc.	2,568	97,378
MSA Safety, Inc.	471	87,969
Quad/Graphics, Inc.	1,134	11,408
Republic Services, Inc.	813	179,608
Rollins, Inc.	2,667	96,199
UniFirst Corp.	263	72,746
Veralto Corp.	803	79,152
Waste Connections, Inc.	624	103,160
Waste Management, Inc.	3,135	686,314
		2,790,854
Communications Equipment — 0.7%
Arista Networks, Inc.(1)	8,918	1,745,164
Aviat Networks, Inc.(1)	367	7,314
BK Technologies Corp.(1)	132	9,553
Ciena Corp.(1)	1,318	504,530
Cisco Systems, Inc.	13,273	1,466,534
F5, Inc.(1)	394	160,409
Harmonic, Inc.(1)	4,966	59,493
Motorola Solutions, Inc.	1,553	753,671
NETGEAR, Inc.(1)	884	18,706
Ubiquiti, Inc.	70	41,301
Viasat, Inc.(1)	6,005	403,956
Vistance Networks, Inc.(1)	9,296	58,658
		5,229,289
Construction and Engineering — 0.7%
Argan, Inc.	730	310,243
Centuri Holdings, Inc.(1)	4,604	93,968
Comfort Systems USA, Inc.	791	1,222,585
Dycom Industries, Inc.(1)	692	201,517
EMCOR Group, Inc.	1,314	965,185
Fluor Corp.(1)	1,663	90,650
Granite Construction, Inc.	1,269	152,991
IES Holdings, Inc.(1)	610	184,830
MasTec, Inc.(1)	519	124,446
Matrix Service Co.(1)	1,359	14,691
MYR Group, Inc.(1)	817	238,090
NWPX Infrastructure, Inc.(1)	174	19,126
Primoris Services Corp.	1,981	142,850
Quanta Services, Inc.	1,013	614,982
Sterling Infrastructure, Inc.(1)	555	260,889
Tutor Perini Corp.	2,265	200,498
11

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Valmont Industries, Inc.	665	$312,324
WillScot Holdings Corp.	1,987	41,131
		5,190,996
Construction Materials — 0.2%
CRH PLC	7,050	664,745
Eagle Materials, Inc.	1,388	269,633
Martin Marietta Materials, Inc.	648	336,118
Titan America SA(1)	982	14,651
U.S. Lime & Minerals, Inc.	380	44,889
Vulcan Materials Co.	1,617	435,911
		1,765,947
Consumer Finance — 1.1%
Ally Financial, Inc.	10,452	441,179
American Express Co.	9,321	3,077,515
Atlanticus Holdings Corp.(1)	267	24,156
Bread Financial Holdings, Inc.	1,768	184,703
Capital One Financial Corp.	7,397	1,586,730
Consumer Portfolio Services, Inc.(1)(2)	310	2,861
Credit Acceptance Corp.(1)	164	98,357
Dave, Inc.(1)	592	212,836
Encore Capital Group, Inc.(1)	1,090	105,741
EZCORP, Inc., Class A(1)	933	30,155
Green Dot Corp., Class A(1)(2)	2,599	34,541
Happen, Inc.(1)	4,092	71,937
Jefferson Capital, Inc.	979	20,373
Medallion Financial Corp.(2)	854	10,094
Navient Corp.	1,250	11,888
Nelnet, Inc., Class A	324	40,587
NerdWallet, Inc., Class A(1)	1,827	18,051
OneMain Holdings, Inc.	4,834	301,932
PRA Group, Inc.(1)	1,764	33,198
Regional Management Corp.	269	8,632
SLM Corp.	8,764	227,601
SoFi Technologies, Inc.(1)(2)	10,105	180,677
Synchrony Financial	12,022	926,656
World Acceptance Corp.(1)	80	14,705
		7,665,105
Consumer Staples Distribution & Retail — 2.4%
Albertsons Cos., Inc., Class A	13,699	169,183
Andersons, Inc.	937	60,783
BJ's Wholesale Club Holdings, Inc.(1)	5,067	459,323
Casey's General Stores, Inc.	942	708,582
Costco Wholesale Corp.	5,785	5,460,404
Dollar General Corp.	8,592	1,089,036
Dollar Tree, Inc.(1)	7,594	961,324
Grocery Outlet Holding Corp.(1)	2,081	24,868
Ingles Markets, Inc., Class A	559	45,726
Kroger Co.	17,445	1,003,785
Maplebear, Inc.(1)	7,192	363,340
Natural Grocers by Vitamin Cottage, Inc.	664	18,174
Performance Food Group Co.(1)	1,464	145,185
PriceSmart, Inc.	1,058	179,871
Sprouts Farmers Market, Inc.(1)	3,924	321,925
12

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Sysco Corp.	3,083	$249,970
Target Corp.	14,081	2,265,351
U.S. Foods Holding Corp.(1)	430	45,081
United Natural Foods, Inc.(1)	3,194	140,089
Village Super Market, Inc., Class A	417	18,048
Walmart, Inc.	35,859	3,760,533
Weis Markets, Inc.	586	41,635
		17,532,216
Containers and Packaging — 0.4%
AptarGroup, Inc.	1,350	177,687
Avery Dennison Corp.	651	113,345
Ball Corp.	2,510	158,055
Crown Holdings, Inc.	579	67,390
Graphic Packaging Holding Co.	11,449	128,229
Greif, Inc., Class A	908	75,137
Greif, Inc., Class B(2)	181	19,121
International Paper Co.	16,156	612,797
Myers Industries, Inc.	632	20,281
Packaging Corp. of America	2,890	676,086
Smurfit Westrock PLC	16,383	768,363
Sonoco Products Co.	3,847	212,162
TriMas Corp.	1,412	54,757
		3,083,410
Distributors — 0.1%
Genuine Parts Co.	1,109	150,458
GigaCloud Technology, Inc., Class A(1)	220	10,677
Gold.com, Inc.	1,206	54,234
LKQ Corp.	1,286	32,279
Pool Corp.	503	93,819
Weyco Group, Inc.	283	12,670
		354,137
Diversified Consumer Services — 0.1%
ADT, Inc.	952	7,035
American Public Education, Inc.(1)	621	28,349
Coursera, Inc.(1)	1,950	12,714
Covista, Inc.(1)	713	94,351
Frontdoor, Inc.(1)	883	71,408
Graham Holdings Co., Class B	49	55,316
Grand Canyon Education, Inc.(1)	1,192	176,571
Laureate Education, Inc., Class A(1)	3,894	146,142
Lincoln Educational Services Corp.(1)	1,279	32,180
OneSpaWorld Holdings Ltd.	1,434	35,606
Perdoceo Education Corp.	1,890	62,824
Service Corp. International	885	72,251
Strategic Education, Inc.	184	15,242
Universal Technical Institute, Inc.(1)	2,182	46,106
		856,095
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	68,856	1,782,682
ATN International, Inc.	292	8,810
Comcast Corp., Class A	54,138	1,441,154
Globalstar, Inc.(1)	2,495	203,467
IDT Corp., Class B	709	48,368
13

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Iridium Communications, Inc.	4,792	$225,128
Liberty Capital Corp., Class A(1)(2)	122	3,257
Liberty Capital Corp., Class C(1)	1,221	31,783
Shenandoah Telecommunications Co.	1,009	12,481
Space Exploration Technologies Corp., Class A(1)	1,626	233,640
Verizon Communications, Inc.	68,802	3,441,476
		7,432,246
Electric Utilities — 1.3%
Alliant Energy Corp.	4,580	311,349
American Electric Power Co., Inc.	7,917	969,278
Constellation Energy Corp.	2,007	551,463
Duke Energy Corp.	8,129	974,748
Edison International	7,550	407,549
Entergy Corp.	7,380	784,568
Evergy, Inc.	3,854	312,251
Eversource Energy	7,730	542,182
Exelon Corp.	16,268	711,237
FirstEnergy Corp.	4,813	220,724
Hawaiian Electric Industries, Inc.(1)	5,522	61,957
IDACORP, Inc.	540	73,527
NextEra Energy, Inc.	5,992	493,381
NRG Energy, Inc.	2,100	231,252
OGE Energy Corp.	4,810	219,480
Otter Tail Corp.	934	84,499
PG&E Corp.	35,188	466,945
Pinnacle West Capital Corp.	2,934	286,476
Portland General Electric Co.	3,736	182,541
PPL Corp.	11,856	404,645
Southern Co.	8,891	782,408
Xcel Energy, Inc.	8,636	653,659
		9,726,119
Electrical Equipment — 1.0%
Acuity, Inc.	401	133,048
AMETEK, Inc.	1,374	323,124
Atkore, Inc.	1,479	138,567
Bloom Energy Corp., Class A(1)	1,025	211,457
Eaton Corp. PLC	2,168	871,276
Emerson Electric Co.	2,104	320,734
EnerSys	1,411	259,426
GE Vernova, Inc.	2,748	2,469,160
Generac Holdings, Inc.(1)	550	101,959
Nextpower, Inc., Class A(1)	6,337	519,824
nVent Electric PLC	692	104,319
Powell Industries, Inc.	525	94,358
Preformed Line Products Co.	96	38,482
Rockwell Automation, Inc.	286	121,387
Shoals Technologies Group, Inc., Class A(1)	2,259	15,632
Sunrun, Inc.(1)	1,452	12,444
Vertiv Holdings Co., Class A	4,941	1,278,336
		7,013,533
Electronic Equipment, Instruments and Components — 1.2%
Amphenol Corp., Class A	7,914	1,254,765
Arrow Electronics, Inc.(1)	1,231	251,653
14

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Avnet, Inc.	2,304	$206,346
Badger Meter, Inc.	298	40,370
Belden, Inc.	175	20,031
Benchmark Electronics, Inc.	1,705	119,827
CDW Corp.	807	122,325
Cognex Corp.	1,958	119,360
Corning, Inc.	8,767	1,303,916
CTS Corp.	560	31,623
Daktronics, Inc.(1)	1,978	38,630
ePlus, Inc.	556	48,911
Fabrinet(1)	282	116,446
Flex Ltd.(1)	13,198	1,441,882
Ingram Micro Holding Corp.	2,208	62,199
IPG Photonics Corp.(1)	470	35,758
Jabil, Inc.	2,508	765,592
Keysight Technologies, Inc.(1)	1,450	467,915
Kimball Electronics, Inc.(1)	1,103	26,053
Knowles Corp.(1)	786	26,866
Littelfuse, Inc.	452	186,305
Methode Electronics, Inc.(2)	787	14,347
Napco Security Technologies, Inc.	792	28,702
PC Connection, Inc.	280	22,364
Plexus Corp.(1)	717	171,700
Rogers Corp.(1)	273	34,281
Sanmina Corp.(1)	1,970	387,538
ScanSource, Inc.(1)	623	35,567
TD SYNNEX Corp.	1,462	369,667
TE Connectivity PLC	3,047	625,397
Teledyne Technologies, Inc.(1)	122	74,780
TTM Technologies, Inc.(1)	1,996	237,364
Vishay Intertechnology, Inc.	4,110	125,067
Vishay Precision Group, Inc.(1)	247	15,267
		8,828,814
Energy Equipment and Services — 1.1%
Archrock, Inc.	10,412	328,186
Atlas Energy Solutions, Inc.(1)(2)	1,605	21,026
Baker Hughes Co.	11,376	722,945
Bristow Group, Inc.	1,430	64,908
Core Laboratories, Inc.	556	6,911
DMC Global, Inc.(1)	561	3,966
Expro Ltd.(1)	4,195	76,013
Forum Energy Technologies, Inc.(1)	548	44,920
Halliburton Co.	29,798	1,098,056
Helix Energy Solutions Group, Inc.(1)	3,643	37,523
Helmerich & Payne, Inc.	4,301	187,438
Innovex International, Inc.(1)	2,096	64,284
Kodiak Gas Services, Inc.	4,581	269,225
Liberty Energy, Inc., Class A	8,528	168,087
Nabors Industries Ltd.(1)	852	79,781
National Energy Services Reunited Corp.(1)	3,212	112,773
Natural Gas Services Group, Inc.	599	21,085
Noble Corp. PLC	6,839	313,431
NOV, Inc.	16,117	343,131
15

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Oceaneering International, Inc.(1)	5,404	$279,711
Oil States International, Inc.(1)	4,181	36,876
Patterson-UTI Energy, Inc.	23,696	299,517
ProFrac Holding Corp., Class A(1)	1,415	7,217
ProPetro Holding Corp.(1)	5,788	65,752
Ranger Energy Services, Inc.	877	14,646
RPC, Inc.	3,585	23,410
SEACOR Marine Holdings, Inc.(1)	200	1,910
Seadrill Ltd.(1)	1,310	63,823
Select Water Solutions, Inc., Class A	4,589	89,485
SLB Ltd.	11,551	694,215
Solaris Energy Infrastructure, Inc., Class A	2,396	121,645
TechnipFMC PLC	15,844	1,238,209
TETRA Technologies, Inc.(1)	7,508	51,805
Tidewater, Inc.(1)	2,180	203,002
Transocean Ltd.(1)	25,380	147,458
Valaris Ltd.(1)	1,330	114,872
Weatherford International PLC	3,528	344,933
		7,762,175
Entertainment — 0.8%
Cinemark Holdings, Inc.	1,233	43,907
IMAX Corp.(1)	1,797	92,006
Live Nation Entertainment, Inc.(1)	1,486	267,317
Marcus Corp.	916	26,042
Netflix, Inc.(1)	35,750	2,897,537
ROBLOX Corp., Class A(1)	68	2,808
Roku, Inc.(1)	925	145,160
Sphere Entertainment Co.(1)	601	81,916
Take-Two Interactive Software, Inc.(1)	1,491	327,573
Walt Disney Co.	13,254	1,425,468
Warner Bros Discovery, Inc.(1)	28,304	807,513
		6,117,247
Financial Services — 2.8%
Acacia Research Corp.(1)	1,057	4,693
Affirm Holdings, Inc.(1)	1,156	86,064
Alerus Financial Corp.	301	9,903
Apollo Global Management, Inc.	4,915	671,291
Berkshire Hathaway, Inc., Class B(1)	10,491	5,287,779
Block, Inc.(1)	1,994	163,548
Cannae Holdings, Inc.	1,127	17,581
Cass Information Systems, Inc.	348	19,526
Corebridge Financial, Inc.	11,730	381,694
Corpay, Inc.(1)	473	191,234
Dlocal Ltd.	5,538	82,129
Enact Holdings, Inc.	930	44,826
Essent Group Ltd.	2,270	153,361
Euronet Worldwide, Inc.(1)	1,305	90,711
Federal Agricultural Mortgage Corp., Class C	401	88,180
Finance of America Cos., Inc., Class A(1)	409	7,260
HA Sustainable Infrastructure Capital, Inc.	2,107	83,332
Jack Henry & Associates, Inc.	1,702	285,783
Jackson Financial, Inc., Class A	3,165	422,306
Marqeta, Inc., Class A(1)	835	13,711
16

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Mastercard, Inc., Class A	6,582	$3,878,838
Merchants Bancorp	723	38,059
MGIC Investment Corp.	8,585	263,130
NCR Atleos Corp.(1)	835	38,343
NewtekOne, Inc.	1,316	15,516
NMI Holdings, Inc., Class A(1)	3,170	140,589
Onity Group, Inc.(1)	196	6,711
Payoneer Global, Inc.(1)	7,512	53,410
PayPal Holdings, Inc.	6,442	339,268
Paysign, Inc.(1)	2,393	29,817
PennyMac Financial Services, Inc.	686	50,153
Radian Group, Inc.	4,335	155,453
Sezzle, Inc.(1)	566	68,231
Visa, Inc., Class A	17,244	6,541,856
Voya Financial, Inc.	2,386	241,750
Waterstone Financial, Inc.	455	9,537
Western Union Co.(2)	3,562	25,504
WEX, Inc.(1)	366	69,752
		20,070,829
Food Products — 0.5%
Archer-Daniels-Midland Co.	11,256	915,000
B&G Foods, Inc.(2)	1,590	5,517
Bunge Global SA	1,847	214,640
Cal-Maine Foods, Inc.	2,037	160,760
Darling Ingredients, Inc.(1)	3,068	203,316
Del Monte Corp.	1,127	35,703
Flowers Foods, Inc.(2)	5,062	35,029
Freshpet, Inc.(1)	752	52,535
Hershey Co.	3,379	595,414
Hormel Foods Corp.	1,492	32,600
Ingredion, Inc.	2,563	265,168
J&J Snack Foods Corp.	261	23,015
J.M. Smucker Co.	376	49,316
John B Sanfilippo & Son, Inc.	353	26,013
Kraft Heinz Co.	9,295	238,603
Lamb Weston Holdings, Inc.	5,795	316,001
Marzetti Co.	589	66,351
McCormick & Co., Inc.	55	2,982
Mission Produce, Inc.(1)	1,288	16,383
Mondelez International, Inc., Class A	4,469	277,391
Pilgrim's Pride Corp.(1)	1,810	56,798
Seaboard Corp.	4	15,641
Seneca Foods Corp., Class A(1)	255	50,564
Smithfield Foods, Inc.	1,388	30,411
Tootsie Roll Industries, Inc.	277	11,318
Tyson Foods, Inc., Class A	4,239	233,739
		3,930,208
Gas Utilities — 0.1%
Atmos Energy Corp.	1,037	172,277
National Fuel Gas Co.	2,426	201,503
New Jersey Resources Corp.	2,258	120,442
ONE Gas, Inc.	1,384	109,710
17

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Southwest Gas Holdings, Inc.	1,689	$149,189
		753,121
Ground Transportation — 1.8%
ArcBest Corp.	912	125,829
Covenant Logistics Group, Inc.	815	28,810
CSX Corp.	48,582	2,453,877
Heartland Express, Inc.	1,211	14,968
JB Hunt Transport Services, Inc.	3,390	899,943
Knight-Swift Transportation Holdings, Inc.	2,263	155,038
Landstar System, Inc.	1,352	244,212
Lyft, Inc., Class A(1)	13,172	222,607
Marten Transport Ltd.	1,951	28,133
Norfolk Southern Corp.	4,989	1,710,179
Old Dominion Freight Line, Inc.	5,858	1,171,366
PAMT Corp.(1)	2	24
Ryder System, Inc.	1,796	439,050
Saia, Inc.(1)	667	236,872
Schneider National, Inc., Class B	1,379	47,589
Uber Technologies, Inc.(1)	16,254	1,229,615
U-Haul Holding Co.(1)(2)	182	12,258
U-Haul Holding Co.	2,432	145,118
Union Pacific Corp.	11,674	3,510,022
Universal Logistics Holdings, Inc.(2)	188	3,512
Werner Enterprises, Inc.	2,069	81,063
XPO, Inc.(1)	1,082	209,897
		12,969,982
Health Care Equipment and Supplies — 1.2%
Abbott Laboratories	11,410	1,259,208
Align Technology, Inc.(1)	1,176	187,913
AngioDynamics, Inc.(1)	392	6,323
Baxter International, Inc.	6,090	158,340
Bioventus, Inc., Class A(1)	2,025	27,641
Boston Scientific Corp.(1)	8,044	388,525
CONMED Corp.	636	31,705
Cooper Cos., Inc.(1)	1,998	140,040
Dentsply Sirona, Inc.	6,330	70,706
Dexcom, Inc.(1)	12,131	1,104,649
Edwards Lifesciences Corp.(1)	4,447	403,565
Electromed, Inc.(1)	155	4,335
Enovis Corp.(1)	2,087	51,319
Envista Holdings Corp.(1)	736	19,975
Glaukos Corp.(1)	41	7,362
Globus Medical, Inc., Class A(1)	1,655	134,667
Haemonetics Corp.(1)	2,366	243,864
ICU Medical, Inc.(1)	479	82,843
IDEXX Laboratories, Inc.(1)	1,097	610,689
Inogen, Inc.(1)	116	623
Insulet Corp.(1)	344	51,139
Integer Holdings Corp.(1)	135	16,909
Integra LifeSciences Holdings Corp.(1)	1,882	31,843
Intuitive Surgical, Inc.(1)	2,211	833,238
Lantheus Holdings, Inc.(1)	3,958	399,600
LeMaitre Vascular, Inc.	297	23,843
18

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
LivaNova PLC(1)	3,163	$252,439
Medtronic PLC	7,433	673,801
Neogen Corp.(1)	4,283	49,512
Omnicell, Inc.(1)	515	18,107
OraSure Technologies, Inc.(1)	1,061	3,809
Orthofix Medical, Inc.(1)	742	6,967
Penumbra, Inc.(1)	132	42,649
QuidelOrtho Corp.(1)(2)	2,529	36,494
ResMed, Inc.	1,278	306,848
Shoulder Innovations, Inc.(1)	306	6,414
Solventum Corp.(1)	511	46,532
STERIS PLC	1,027	238,921
Stryker Corp.	1,873	606,477
Tactile Systems Technology, Inc.(1)	477	10,962
Teleflex, Inc.	324	46,024
TransMedics Group, Inc.(1)	954	80,966
UFP Technologies, Inc.(1)	111	33,072
Utah Medical Products, Inc.	66	4,695
Varex Imaging Corp.(1)	439	8,117
Zimmer Biomet Holdings, Inc.	2,176	217,687
		8,981,357
Health Care Providers and Services — 1.2%
Acadia Healthcare Co., Inc.(1)	2,842	78,325
Alignment Healthcare, Inc.(1)	5,202	69,707
AMN Healthcare Services, Inc.(1)	409	14,020
Ardent Health, Inc.(1)	1,268	13,720
Cardinal Health, Inc.	580	136,080
Castle Biosciences, Inc.(1)	259	8,555
Cencora, Inc.	1,751	566,624
Centene Corp.(1)	20,204	1,299,925
Chemed Corp.	155	80,400
Cigna Group	522	144,114
Concentra Group Holdings Parent, Inc.	308	10,392
CorVel Corp.(1)	1,265	87,133
CVS Health Corp.	4,177	392,262
Elevance Health, Inc.	2,664	1,045,727
Encompass Health Corp.	3,540	425,543
Ensign Group, Inc.	1,380	237,719
Fulgent Genetics, Inc.(1)	433	8,387
Guardian Pharmacy Services, Inc., Class A(1)	680	25,221
HCA Healthcare, Inc.	838	347,309
HealthEquity, Inc.(1)	292	28,190
Hims & Hers Health, Inc.(1)(2)	3,306	97,791
Hinge Health, Inc., Class A(1)	2,542	235,287
Humana, Inc.	838	321,147
InfuSystem Holdings, Inc.(1)	186	2,260
Labcorp Holdings, Inc.	655	217,892
McKesson Corp.	652	577,229
Molina Healthcare, Inc.(1)	331	65,793
National HealthCare Corp.	297	64,309
NRC Health	289	6,052
Nutex Health, Inc.(1)(2)	254	47,945
PACS Group, Inc.(1)	2,548	107,806
19

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Progyny, Inc.(1)	3,467	$88,721
UnitedHealth Group, Inc.	3,158	1,229,757
Universal Health Services, Inc., Class B	1,670	284,451
		8,365,793
Health Care Technology — 0.1%
Doximity, Inc., Class A(1)	258	6,891
HealthStream, Inc.	162	4,706
Teladoc Health, Inc.(1)	1,223	7,754
Veeva Systems, Inc., Class A(1)	1,212	346,256
		365,607
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)(2)	2,676	31,149
Airbnb, Inc., Class A(1)	5,454	999,282
BJ's Restaurants, Inc.(1)	1,157	73,574
Bloomin' Brands, Inc.(1)	4,626	47,648
Booking Holdings, Inc.	3,825	761,519
Boyd Gaming Corp.	2,529	196,225
Brinker International, Inc.(1)	1,589	363,087
Carnival Corp. Ltd.	37,521	896,377
Cheesecake Factory, Inc.	2,286	250,294
Chipotle Mexican Grill, Inc.(1)	34,426	1,309,221
Churchill Downs, Inc.	742	64,910
Cracker Barrel Old Country Store, Inc.(2)	1,101	60,819
Darden Restaurants, Inc.	1,929	413,308
Dave & Buster's Entertainment, Inc.(1)	475	4,261
DoorDash, Inc., Class A(1)	5,801	1,344,324
DraftKings, Inc., Class A(1)	439	10,663
Dutch Bros, Inc., Class A(1)	740	36,156
Expedia Group, Inc.	762	241,645
Hilton Worldwide Holdings, Inc.	906	286,550
Las Vegas Sands Corp.	8,824	386,579
Life Time Group Holdings, Inc.(1)	3,395	142,658
Marriott International, Inc., Class A	983	335,950
McDonald's Corp.	3,212	846,491
MGM Resorts International(1)	569	23,534
Monarch Casino & Resort, Inc.	621	74,799
Norwegian Cruise Line Holdings Ltd.(1)	19,844	320,282
RCI Hospitality Holdings, Inc.	286	8,331
Red Rock Resorts, Inc., Class A	1,300	73,008
Royal Caribbean Cruises Ltd.	6,199	1,665,919
Shake Shack, Inc., Class A(1)	634	43,676
Starbucks Corp.	5,654	600,738
Super Group SGHC Ltd.	7,475	101,212
Target Hospitality Corp.(1)	2,906	53,819
Texas Roadhouse, Inc.	2,615	511,494
Vail Resorts, Inc.	295	40,388
Viking Holdings Ltd.(1)	4,466	384,701
Wendy's Co.(2)	2,143	17,787
Wyndham Hotels & Resorts, Inc.	576	42,428
Yum! Brands, Inc.	707	108,390
		13,173,196
Household Durables — 0.6%
Bassett Furniture Industries, Inc.	153	2,876
20

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Cavco Industries, Inc.(1)	165	$92,256
Century Communities, Inc.	397	26,817
Cricut, Inc., Class A	1,665	9,824
Dr. Horton, Inc.	4,243	613,368
Ethan Allen Interiors, Inc.	718	16,981
Flexsteel Industries, Inc.	132	10,499
Garmin Ltd.	1,568	445,485
Green Brick Partners, Inc.(1)	305	22,027
Hamilton Beach Brands Holding Co., Class A	347	10,899
Helen of Troy Ltd.(1)	568	17,097
Hooker Furnishings Corp.	98	1,284
Hovnanian Enterprises, Inc., Class A(1)	242	30,040
Installed Building Products, Inc.	739	179,451
KB Home	1,127	60,069
La-Z-Boy, Inc.	1,731	54,769
Legacy Housing Corp.(1)	338	9,508
Lennar Corp., B Shares	244	20,071
Lennar Corp., Class A	5,515	463,867
LGI Homes, Inc.(1)	305	17,062
Lifetime Brands, Inc.(2)	241	2,277
Lovesac Co.(1)(2)	688	10,729
M/I Homes, Inc.(1)	493	73,363
Meritage Homes Corp.	990	68,736
Mohawk Industries, Inc.(1)	1,417	181,730
NVR, Inc.(1)	100	631,523
PulteGroup, Inc.	4,041	510,459
SharkNinja, Inc.(1)	832	160,152
Somnigroup International, Inc.	841	54,455
Sonos, Inc.(1)	1,548	24,149
Toll Brothers, Inc.	2,422	347,436
Universal Electronics, Inc.	58	265
		4,169,524
Household Products — 0.6%
Central Garden & Pet Co.(1)(2)	351	15,086
Central Garden & Pet Co., Class A(1)	2,080	77,397
Church & Dwight Co., Inc.	2,361	235,581
Colgate-Palmolive Co.	10,268	922,272
Energizer Holdings, Inc.	910	19,820
Kimberly-Clark Corp.	3,592	387,756
Oil-Dri Corp. of America	460	41,391
Procter & Gamble Co.	16,682	2,420,892
Reynolds Consumer Products, Inc.	56	1,296
Spectrum Brands Holdings, Inc.	1,084	93,560
WD-40 Co.	190	40,688
		4,255,739
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.	11,125	163,983
Clearway Energy, Inc., Class C	1,548	49,149
Hallador Energy Co.(1)	1,114	18,470
Montauk Renewables, Inc.(1)(2)	1,281	2,203
Ormat Technologies, Inc.	2,085	212,670
Talen Energy Corp.(1)	1,811	535,622
Vistra Corp.	4,668	641,243
21

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
XPLR Infrastructure LP(1)	921	$11,052
		1,634,392
Industrial Conglomerates — 0.1%
3M Co.	1,504	258,432
DuPont de Nemours, Inc.	1,447	194,752
Honeywell International, Inc.	2,222	474,464
		927,648
Insurance — 3.7%
Aflac, Inc.	7,653	886,600
Allstate Corp.	7,201	1,856,418
American Coastal Insurance Corp., Class C	1,118	10,587
American Financial Group, Inc.	2,438	347,537
American International Group, Inc.	15,355	1,172,508
AMERISAFE, Inc.	479	12,473
Aon PLC, Class A	767	246,606
Arch Capital Group Ltd.(1)	9,684	949,710
Assurant, Inc.	2,052	578,377
Assured Guaranty Ltd.	870	64,989
Axis Capital Holdings Ltd.	3,338	329,728
Bowhead Specialty Holdings, Inc.(1)	835	27,989
Brighthouse Financial, Inc.(1)	2,717	144,055
Chubb Ltd.	6,060	2,051,916
Cincinnati Financial Corp.	1,782	302,762
CNA Financial Corp.	247	11,997
CNO Financial Group, Inc.	4,293	235,213
Donegal Group, Inc., Class A	1,142	21,835
Employers Holdings, Inc.	503	24,692
Erie Indemnity Co., Class A	240	61,334
Everest Group Ltd.	1,175	440,214
Exzeo Group, Inc.(1)(2)	4,419	74,151
F&G Annuities & Life, Inc.	1,012	24,086
Fidelity National Financial, Inc.	7,344	341,129
First American Financial Corp.	2,964	219,099
Genworth Financial, Inc., Class A(1)	8,422	83,715
Globe Life, Inc.	3,003	518,528
Greenlight Capital Re Ltd., Class A(1)(2)	481	7,292
Hamilton Insurance Group Ltd., Class B	974	34,246
Hanover Insurance Group, Inc.	1,303	294,621
Hartford Insurance Group, Inc.	8,622	1,184,490
HCI Group, Inc.	545	101,223
Heritage Insurance Holdings, Inc.(1)	1,243	41,790
Hippo Holdings, Inc.(1)	737	24,225
Horace Mann Educators Corp.	1,516	77,149
Investors Title Co.	32	9,421
James River Group Holdings, Inc.	495	1,985
Kemper Corp.	883	24,883
Kinsale Capital Group, Inc.	430	160,777
Lincoln National Corp.	7,906	336,716
Loews Corp.	3,526	381,830
Markel Group, Inc.(1)	188	338,947
Marsh & McLennan Cos., Inc.	2,265	429,897
Mercury General Corp.	1,199	122,250
MetLife, Inc.	13,713	1,305,066
22

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Octave Specialty Group, Inc.(1)	1,197	$5,219
Old Republic International Corp.	5,148	214,826
Oscar Health, Inc., Class A(1)	13,540	405,658
Palomar Holdings, Inc.	1,117	148,081
Pelagos Insurance Capital Ltd.	1,119	27,315
Primerica, Inc.	1,392	400,409
Principal Financial Group, Inc.	6,847	754,265
Progressive Corp.	12,432	2,711,171
Prudential Financial, Inc.	9,119	1,072,394
Reinsurance Group of America, Inc.	1,670	410,887
RenaissanceRe Holdings Ltd.	1,780	583,199
RLI Corp.	2,804	177,970
Safety Insurance Group, Inc.	275	28,528
Selective Insurance Group, Inc.	2,158	197,004
SiriusPoint Ltd.(1)	5,486	132,706
Skyward Specialty Insurance Group, Inc.(1)	1,567	89,961
Slide Insurance Holdings, Inc.	3,719	86,467
Tiptree, Inc.	1,167	21,613
Travelers Cos., Inc.	5,975	2,186,432
Trupanion, Inc.(1)	532	15,508
United Fire Group, Inc.	1,017	54,786
Universal Insurance Holdings, Inc.	1,373	59,012
Unum Group	2,881	268,567
W.R. Berkley Corp.	7,235	488,797
White Mountains Insurance Group Ltd.	45	94,590
		26,550,421
Interactive Media and Services — 5.5%
Alphabet, Inc., Class A	43,202	14,660,599
Alphabet, Inc., Class C	35,121	11,779,935
Cargurus, Inc.(1)	2,410	85,940
Cars.com, Inc.(1)	2,558	29,928
EverQuote, Inc., Class A(1)	1,038	26,407
Match Group, Inc.	1	41
Meta Platforms, Inc., Class A	22,971	13,147,222
People, Inc.(1)	1,105	42,299
Pinterest, Inc., Class A(1)	3,818	82,889
Yelp, Inc.(1)	2,587	57,819
Ziff Davis, Inc.(1)	444	24,487
		39,937,566
IT Services — 0.6%
Accenture PLC, Class A	3,979	755,055
Akamai Technologies, Inc.(1)	1,755	190,628
Amdocs Ltd.	632	39,854
Cloudflare, Inc., Class A(1)	779	237,681
Cognizant Technology Solutions Corp., Class A	6,948	448,702
CoreWeave, Inc., Class A(1)	2,618	222,242
DXC Technology Co.(1)	8,713	98,457
EPAM Systems, Inc.(1)	949	111,820
GoDaddy, Inc., Class A(1)	1,876	183,623
International Business Machines Corp.	5,556	1,299,382
Kyndryl Holdings, Inc.(1)	10,702	143,942
Okta, Inc.(1)	230	39,799
Twilio, Inc., Class A(1)	866	204,055
23

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
VeriSign, Inc.	89	$25,657
		4,000,897
Leisure Products — 0.1%
Acushnet Holdings Corp.	702	60,646
American Outdoor Brands, Inc.(1)	204	2,156
Brunswick Corp.	3,218	244,246
Callaway Golf Co.(1)	6,790	106,671
Clarus Corp.	169	629
Funko, Inc., Class A(1)	2,123	14,267
Hasbro, Inc.	992	93,347
Malibu Boats, Inc., Class A(1)	573	15,448
MasterCraft Boat Holdings, Inc.(1)	368	8,567
Mattel, Inc.(1)(2)	8,106	121,185
Polaris, Inc.	2,543	164,125
Smith & Wesson Brands, Inc.	2,298	29,230
Sturm Ruger & Co., Inc.	410	15,568
YETI Holdings, Inc.(1)	3,636	149,258
		1,025,343
Life Sciences Tools and Services — 0.5%
10X Genomics, Inc., Class A(1)	1,233	77,001
AbCellera Biologics, Inc.(1)	4,396	50,466
Agilent Technologies, Inc.	1,237	189,954
Azenta, Inc.(1)	450	14,693
Bio-Rad Laboratories, Inc., Class A(1)	221	85,333
Bio-Techne Corp.	942	68,116
CryoPort, Inc.(1)	707	11,312
Cytek Biosciences, Inc.(1)	1,394	6,663
Danaher Corp.	3,457	738,277
Ginkgo Bioworks Holdings, Inc.(1)	635	4,324
Illumina, Inc.(1)	2,276	486,222
IQVIA Holdings, Inc.(1)	550	143,654
Medpace Holdings, Inc.(1)	327	194,235
Mettler-Toledo International, Inc.(1)	28	39,344
OmniAb, Inc.(1)	182	45
OmniAb, Inc.(1)	182	29
Quanterix Corp.(1)	727	1,941
Seer, Inc.(1)	988	1,936
Sotera Health Co.(1)	747	14,118
Thermo Fisher Scientific, Inc.	1,286	793,591
Waters Corp.(1)	757	313,875
West Pharmaceutical Services, Inc.	785	267,771
		3,502,900
Machinery — 2.2%
AGCO Corp.	1,841	217,809
Alamo Group, Inc.	93	15,306
Albany International Corp., Class A	1,280	70,950
Astec Industries, Inc.	644	27,402
Atmus Filtration Technologies, Inc.	3,701	174,798
Caterpillar, Inc.	5,990	4,776,845
Crane Co.	273	55,984
Cummins, Inc.	2,865	1,617,006
Deere & Co.	4,043	2,647,801
Donaldson Co., Inc.	2,497	226,952
24

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Douglas Dynamics, Inc.	852	$34,992
Dover Corp.	658	127,803
Enerpac Tool Group Corp.	733	27,356
Enpro, Inc.	171	50,654
ESCO Technologies, Inc.	338	92,284
Flowserve Corp.	2,438	192,821
Franklin Electric Co., Inc.	567	56,751
Gates Industrial Corp. Ltd.(1)	1,546	39,547
Gorman-Rupp Co.	407	30,688
Graco, Inc.	3,023	234,071
Greenbrier Cos., Inc.	1,452	65,442
Hillman Solutions Corp.(1)	2,411	18,565
Hyster-Yale, Inc.	269	9,108
IDEX Corp.	176	40,241
Illinois Tool Works, Inc.	2,827	778,471
Ingersoll Rand, Inc.	581	44,766
Kennametal, Inc.	2,237	65,634
Lincoln Electric Holdings, Inc.	942	264,919
Lindsay Corp.	352	40,448
Luxfer Holdings PLC	771	13,246
Manitowoc Co., Inc.(1)	796	15,458
Miller Industries, Inc.	442	24,761
Mueller Industries, Inc.	6,220	388,190
Mueller Water Products, Inc., Class A	6,839	165,093
Omega Flex, Inc.	52	1,385
Oshkosh Corp.	1,309	201,730
Otis Worldwide Corp.	667	47,444
PACCAR, Inc.	5,782	717,720
Parker-Hannifin Corp.	878	859,948
Park-Ohio Holdings Corp.	449	20,263
Proto Labs, Inc.(1)	245	19,615
RBC Bearings, Inc.(1)	148	73,150
Snap-on, Inc.	806	311,366
SPX Technologies, Inc.(1)	457	89,915
Tennant Co.	526	36,610
Timken Co.	1,501	180,795
Titan International, Inc.(1)	1,642	11,806
Toro Co.	4,301	420,681
Trinity Industries, Inc.	3,617	104,242
Watts Water Technologies, Inc., Class A	389	142,277
Worthington Enterprises, Inc.	642	36,876
Xylem, Inc.	1,253	137,968
		16,065,953
Marine Transportation — 0.1%
Costamare, Inc.	1,376	21,025
Genco Shipping & Trading Ltd.	955	25,050
Kirby Corp.(1)	1,735	246,127
Matson, Inc.	1,641	368,913
Pangaea Logistics Solutions Ltd.	1,346	10,930
		672,045
Media — 0.3%
AMC Global Media, Inc., Class A(1)(2)	1,178	14,831
AppLovin Corp., Class A(1)	2,748	857,541
25

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Boston Omaha Corp., Class A(1)	186	$2,565
Cable One, Inc.(1)	218	5,969
Charter Communications, Inc., Class A(1)	1,327	202,288
EchoStar Corp., Class A(1)	1,076	93,010
Fox Corp., Class A	4,507	303,547
Fox Corp., Class B	2,828	170,302
Grandstand Ltd.(1)	838	1,550
New York Times Co., Class A	3,442	231,543
News Corp., Class A	3,209	98,548
News Corp., Class B	1,064	36,612
Paramount Skydance Corp., Class B	6,342	69,191
PubMatic, Inc., Class A(1)	1,076	17,894
Scholastic Corp.	460	17,664
Trade Desk, Inc., Class A(1)	1,819	24,957
USA TODAY Co., Inc.(1)	1,983	12,473
		2,160,485
Metals and Mining — 1.0%
Alcoa Corp.	2,794	139,560
Alpha Metallurgical Resources, Inc.(1)	341	80,374
Ampco-Pittsburgh Corp.(1)	803	6,890
Caledonia Mining Corp. PLC	529	13,389
Cleveland-Cliffs, Inc.(1)	9,054	104,574
Coeur Mining, Inc.	17,003	353,322
Commercial Metals Co.	2,632	177,581
Compass Minerals International, Inc.(1)	2,485	61,777
Freeport-McMoRan, Inc.	31,983	2,422,392
Hecla Mining Co.	7,606	151,131
Kaiser Aluminum Corp.	464	73,674
Materion Corp.	212	50,049
McEwen, Inc.(1)	1,372	27,660
Metallus, Inc.(1)	924	18,036
Newmont Corp.	10,913	1,375,693
Nucor Corp.	3,713	926,913
Reliance, Inc.	676	259,618
Royal Gold, Inc.	1,055	275,851
Ryerson Holding Corp.	1,643	41,174
Steel Dynamics, Inc.	2,039	474,312
SunCoke Energy, Inc.	2,634	27,209
Tredegar Corp.(1)	786	6,044
Warrior Met Coal, Inc.	833	90,164
Worthington Steel, Inc.	940	32,383
		7,189,770
Multi-Utilities — 0.4%
Ameren Corp.	3,848	407,926
Avista Corp.	2,190	81,380
CMS Energy Corp.	4,894	333,086
Consolidated Edison, Inc.	5,427	580,798
Dominion Energy, Inc.	2,948	194,597
DTE Energy Co.	2,601	352,774
NiSource, Inc.	4,297	175,833
Northwestern Energy Group, Inc.	1,159	80,156
Public Service Enterprise Group, Inc.	5,632	412,995
Sempra	4,083	333,581
26

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Unitil Corp.	459	$24,575
WEC Energy Group, Inc.	262	27,817
		3,005,518
Oil, Gas and Consumable Fuels — 6.9%
Amplify Energy Corp.(1)	1,152	5,668
Antero Midstream Corp.	12,982	291,056
Antero Resources Corp.(1)	10,552	406,041
APA Corp.	16,276	702,309
Ardmore Shipping Corp.	1,571	27,320
BKV Corp.(1)	1,075	25,972
California Resources Corp.	3,721	197,325
Cheniere Energy, Inc.	5,839	1,703,178
Chevron Corp.	25,363	5,228,329
Chord Energy Corp.	2,653	390,283
Clean Energy Fuels Corp.(1)	3,155	5,016
CNX Resources Corp.(1)	6,153	223,846
Comstock Resources, Inc.(1)	3,190	46,032
ConocoPhillips	24,139	3,198,176
Core Natural Resources, Inc.	1,000	102,300
Crescent Energy Co., Class A	12,009	164,403
CVR Energy, Inc.	1,046	43,786
Delek U.S. Holdings, Inc.	603	44,827
Devon Energy Corp.	40,862	1,982,216
DHT Holdings, Inc.	8,278	162,249
Diamondback Energy, Inc.	4,925	987,364
Dorian LPG Ltd.	1,712	85,668
DT Midstream, Inc.	1,509	197,709
EOG Resources, Inc.	13,927	2,018,858
EQT Corp.	17,637	955,573
Evolution Petroleum Corp.	1,808	6,690
Expand Energy Corp.	7,992	784,495
ExxonMobil Holdings Corp.	56,972	9,169,643
FutureFuel Corp.	693	3,652
Golar LNG Ltd.	379	19,515
Gran Tierra Energy, Inc.(1)	2,404	24,401
Granite Ridge Resources, Inc.(2)	3,664	18,430
Green Plains, Inc.(1)	1,029	14,869
Gulfport Energy Corp.(1)	679	121,847
Hess Midstream LP, Class A	5,718	229,921
HF Sinclair Corp.	6,999	711,168
HighPeak Energy, Inc.	538	4,406
Infinity Natural Resources, Inc., Class A(1)(2)	1,276	19,701
International Seaways, Inc.	2,305	227,365
Kimbell Royalty Partners LP	3,909	58,440
Kinder Morgan, Inc.	16,318	526,092
Kosmos Energy Ltd.(1)	24,641	70,473
Magnolia Oil & Gas Corp., Class A	8,277	222,237
Marathon Petroleum Corp.	7,905	2,951,095
Matador Resources Co.	6,847	397,194
Murphy Oil Corp.	5,994	218,302
Navigator Holdings Ltd.	1,303	28,809
Northern Oil & Gas, Inc.	4,791	124,614
Occidental Petroleum Corp.	20,257	1,219,066
27

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
ONEOK, Inc.	17,592	$1,689,008
Ovintiv, Inc.	11,458	752,218
Par Pacific Holdings, Inc.(1)	2,505	200,200
PBF Energy, Inc., Class A	5,128	374,293
Peabody Energy Corp.	3,616	107,359
Permian Resources Corp.	31,605	736,080
Phillips 66	5,992	1,477,507
Plains GP Holdings LP, Class A(1)	2,793	78,818
Range Resources Corp.	9,007	372,169
REX American Resources Corp.(1)	533	21,896
Riley Exploration Permian, Inc.	1,100	42,933
SandRidge Energy, Inc.	1,377	19,443
Scorpio Tankers, Inc.	1,026	80,910
SFL Corp. Ltd.	6,908	86,005
SM Energy Co.	12,454	463,040
Talos Energy, Inc.(1)	5,867	101,264
Targa Resources Corp.	6,876	2,019,137
Teekay Tankers Ltd., Class A	1,123	100,666
Texas Pacific Land Corp.	976	365,356
VAALCO Energy, Inc.	8,068	47,924
Valero Energy Corp.	6,353	2,280,219
Vitesse Energy, Inc.(2)	1,019	17,822
Western Midstream Partners LP	100	4,810
Williams Cos., Inc.	27,767	2,083,913
World Kinect Corp.	2,374	84,871
		49,975,790
Paper and Forest Products — 0.0%
Clearwater Paper Corp.(1)	476	9,991
Magnera Corp.(1)	465	5,840
Sylvamo Corp.	1,582	56,826
		72,657
Passenger Airlines — 0.5%
Alaska Air Group, Inc.(1)	4,819	199,169
Allegiant Travel Co.(1)	1,343	102,135
Delta Air Lines, Inc.	20,241	1,578,798
JetBlue Airways Corp.(1)	4,763	21,910
SkyWest, Inc.(1)	1,902	180,043
Southwest Airlines Co.	7,831	301,729
United Airlines Holdings, Inc.(1)	11,079	1,196,421
		3,580,205
Personal Care Products — 0.1%
Edgewell Personal Care Co.	1,360	39,059
Estee Lauder Cos., Inc., Class A	5,838	597,227
Honest Co., Inc.(1)	5,038	28,817
Interparfums, Inc.	795	93,357
Kenvue, Inc.	8,959	169,146
Lifevantage Corp.	472	2,988
Medifast, Inc.(1)(2)	253	3,071
Nature's Sunshine Products, Inc.(1)(2)	728	10,301
Nu Skin Enterprises, Inc., Class A	2,214	10,384
USANA Health Sciences, Inc.(1)	229	3,266
		957,616
28

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Pharmaceuticals — 3.1%
Amphastar Pharmaceuticals, Inc.(1)	1,114	$25,099
ANI Pharmaceuticals, Inc.(1)	800	58,600
Arvinas, Inc.(1)	926	8,519
Atea Pharmaceuticals, Inc.(1)	1,650	8,828
BioAge Labs, Inc.(1)	695	6,603
Bristol-Myers Squibb Co.	19,323	1,290,970
Collegium Pharmaceutical, Inc.(1)	1,540	37,899
Corcept Therapeutics, Inc.(1)	387	43,867
CorMedix, Inc.(1)	3,582	29,587
Elanco Animal Health, Inc.(1)	4,085	97,713
Eli Lilly & Co.	7,938	9,182,123
Fulcrum Therapeutics, Inc.(1)	653	2,540
Harmony Biosciences Holdings, Inc.(1)	2,677	105,420
Harrow, Inc.(1)(2)	1,175	43,369
Innoviva, Inc.(1)	1,996	41,457
Jazz Pharmaceuticals PLC(1)	2,549	638,983
Johnson & Johnson	16,167	4,297,997
LB Pharmaceuticals, Inc.(1)	475	22,449
Merck & Co., Inc.	23,461	3,466,597
Organon & Co.	1,008	13,870
Pacira BioSciences, Inc.(1)	882	22,844
Perrigo Co. PLC	1,314	19,237
Pfizer, Inc.	49,128	1,398,183
Phibro Animal Health Corp., Class A	688	25,965
Prestige Consumer Healthcare, Inc.(1)	1,218	63,068
Royalty Pharma PLC, Class A	5,249	322,341
Septerna, Inc.(1)	375	14,306
SIGA Technologies, Inc.	1,388	4,358
Supernus Pharmaceuticals, Inc.(1)	582	25,730
Theravance Biopharma, Inc.(1)	59	1,005
Viatris, Inc.	47,333	781,468
Zoetis, Inc.	5,051	389,432
		22,490,427
Professional Services — 0.4%
Automatic Data Processing, Inc.	1,873	535,978
Booz Allen Hamilton Holding Corp.	1,217	92,066
Broadridge Financial Solutions, Inc.	709	129,307
Clarivate PLC(1)(2)	7,114	14,584
CRA International, Inc.	274	47,813
ExlService Holdings, Inc.(1)	1,119	42,612
Exponent, Inc.	1,150	81,661
Franklin Covey Co.(1)	390	7,937
Genpact Ltd.	940	35,701
IBEX Holdings Ltd.(1)	529	20,345
KBR, Inc.	396	14,850
Kelly Services, Inc., Class A	903	15,532
Kforce, Inc.	610	35,124
Korn Ferry	1,339	114,551
Legalzoom.com, Inc.(1)	1,504	9,370
ManpowerGroup, Inc.	543	34,182
Paychex, Inc.	2,534	322,680
Paycom Software, Inc.	1,214	290,267
29

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Paylocity Holding Corp.(1)	504	$80,751
Resources Connection, Inc.	744	3,117
Robert Half, Inc.	2,301	104,327
TaskUS, Inc., Class A(2)	634	5,231
TriNet Group, Inc.	431	30,295
TrueBlue, Inc.(1)	584	6,126
UL Solutions, Inc., Class A	675	50,301
Upwork, Inc.(1)	4,672	42,188
Verisk Analytics, Inc.	1,913	370,701
Verra Mobility Corp.(1)	1,528	6,769
		2,544,366
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	1,717	250,356
CoStar Group, Inc.(1)	2,098	67,283
Douglas Elliman, Inc.(1)	2,008	3,715
Five Point Holdings LLC, Class A(1)	844	4,287
Forestar Group, Inc.(1)	518	14,644
FRP Holdings, Inc.(1)	27	598
Howard Hughes Holdings, Inc.(1)	1,302	83,497
Jones Lang LaSalle, Inc.(1)	395	144,519
Marcus & Millichap, Inc.	534	16,906
Real REMAX Group, Inc.(1)	152	2,899
Seaport Entertainment Group, Inc.(1)(2)	104	2,734
St. Joe Co.	894	59,093
Zillow Group, Inc., Class A(1)(2)	192	6,872
Zillow Group, Inc., Class C(1)	761	26,604
		684,007
Semiconductors and Semiconductor Equipment — 12.6%
ACM Research, Inc., Class A(1)	788	57,382
Advanced Micro Devices, Inc.(1)	8,111	3,818,010
Alpha & Omega Semiconductor Ltd.(1)	391	9,642
Amkor Technology, Inc.	5,680	268,664
Analog Devices, Inc.	3,245	1,175,144
Applied Materials, Inc.	6,546	3,000,621
Axcelis Technologies, Inc.(1)	688	79,347
Broadcom, Inc.	19,231	7,122,009
Cirrus Logic, Inc.(1)	1,828	200,184
Diodes, Inc.(1)	1,094	99,335
First Solar, Inc.(1)	3,087	623,265
GLOBALFOUNDRIES, Inc.	1,283	57,337
Intel Corp.(1)	30,148	2,698,548
KLA Corp.	16,653	2,921,769
Lam Research Corp.	14,417	4,346,581
Magnachip Semiconductor Corp.(1)	401	1,255
Marvell Technology, Inc.	3,143	665,247
Micron Technology, Inc.	17,604	16,877,483
Monolithic Power Systems, Inc.	269	341,030
NVE Corp.	140	14,017
NVIDIA Corp.	183,538	40,521,520
NXP Semiconductors NV	818	183,756
ON Semiconductor Corp.(1)	13,076	968,801
Onto Innovation, Inc.(1)	487	130,131
Photronics, Inc.(1)	2,608	73,389
30

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Qorvo, Inc.(1)	1,380	$132,590
QUALCOMM, Inc.	8,799	1,500,054
Rambus, Inc.(1)	954	82,702
Skyworks Solutions, Inc.	5,344	358,101
SolarEdge Technologies, Inc.(1)	3,322	106,968
Teradyne, Inc.	1,870	654,182
Texas Instruments, Inc.	8,060	2,102,935
Universal Display Corp.	486	40,421
Wolfspeed, Inc.(1)	1,719	47,101
		91,279,521
Software — 6.8%
A10 Networks, Inc.	3,176	80,639
Adeia, Inc.	4,612	116,361
Adobe, Inc.(1)	2,879	842,942
Alarm.com Holdings, Inc.(1)	590	33,960
Appfolio, Inc., Class A(1)	148	34,663
Autodesk, Inc.(1)	1,606	415,199
Cadence Design Systems, Inc.(1)	1,728	585,412
Cleanspark, Inc.(1)	5,011	58,228
Clear Secure, Inc., Class A	2,524	111,435
Commvault Systems, Inc.(1)	780	107,266
Crowdstrike Holdings, Inc., Class A(1)	4,196	969,276
Datadog, Inc., Class A(1)	628	148,861
Docusign, Inc.(1)	1,331	88,205
Dolby Laboratories, Inc., Class A	822	50,602
Dynatrace, Inc.(1)	422	23,037
Fair Isaac Corp.(1)	26	29,827
Fortinet, Inc.(1)	11,914	2,036,460
HubSpot, Inc.(1)	14	3,659
InterDigital, Inc.	1,080	361,832
Intuit, Inc.	1,255	450,922
LiveRamp Holdings, Inc.(1)	659	24,858
Manhattan Associates, Inc.(1)	911	203,326
Microsoft Corp.	67,321	34,151,270
OneSpan, Inc.	1,405	23,211
Oracle Corp.	10,707	1,596,628
Pagaya Technologies Ltd., Class A(1)	2,556	55,567
Palantir Technologies, Inc., Class A(1)	7,389	1,377,162
Palo Alto Networks, Inc.(1)	3,767	1,439,484
Pegasystems, Inc.	3,566	131,264
Progress Software Corp.(1)	222	10,272
Qualys, Inc.(1)	1,501	279,396
Riot Platforms, Inc.(1)(2)	3,888	73,853
Salesforce, Inc.	3,685	949,035
ServiceNow, Inc.(1)	5,988	886,164
Strategy, Inc., Class A(1)	5,733	762,145
Synopsys, Inc.(1)	761	334,528
UiPath, Inc., Class A(1)	2,910	54,330
Workday, Inc., Class A(1)	829	163,686
Xperi, Inc.(1)	702	4,170
Zoom Communications, Inc., Class A(1)	2,287	221,107
		49,290,242
31

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(1)(2)	443	$1,617
Abercrombie & Fitch Co., Class A(1)	2,174	311,056
Academy Sports & Outdoors, Inc.	2,096	90,044
Advance Auto Parts, Inc.(2)	1,035	43,656
American Eagle Outfitters, Inc.	7,499	124,708
America's Car-Mart, Inc.(1)	139	320
Arhaus, Inc.	1,338	11,654
Arko Corp.	1,227	5,595
ARKO Petroleum Corp.	489	8,875
Asbury Automotive Group, Inc.(1)	447	94,496
AutoNation, Inc.(1)	265	53,331
AutoZone, Inc.(1)	57	170,501
Best Buy Co., Inc.	8,704	697,626
Buckle, Inc.	1,517	64,624
Build-A-Bear Workshop, Inc.	653	19,766
Burlington Stores, Inc.(1)	2,257	586,278
Caleres, Inc.	1,111	13,532
CarMax, Inc.(1)	4,122	252,802
Carvana Co.(1)	2,310	169,693
Cato Corp., Class A(1)(2)	405	1,057
Chewy, Inc., Class A(1)	3,171	75,470
Citi Trends, Inc.(1)	415	28,247
Designer Brands, Inc., Class A(2)	2,204	12,056
Dick's Sporting Goods, Inc.	432	58,363
Five Below, Inc.(1)	1,974	487,262
Floor & Decor Holdings, Inc., Class A(1)	1,876	94,307
GameStop Corp., Class A(1)	96	1,765
Gap, Inc.	10,689	238,472
Genesco, Inc.(1)	274	9,171
Group 1 Automotive, Inc.	273	73,584
Haverty Furniture Cos., Inc.	312	8,508
Home Depot, Inc.	7,287	2,388,897
Lands' End, Inc.(1)(2)	110	1,301
Lithia Motors, Inc.	899	330,221
Lowe's Cos., Inc.	2,697	552,076
MarineMax, Inc.(1)	573	29,899
Murphy USA, Inc.	700	360,773
National Vision Holdings, Inc.(1)	347	5,927
O'Reilly Automotive, Inc.(1)	4,118	365,678
Penske Automotive Group, Inc.	281	60,862
PetMed Express, Inc.(1)(2)	188	355
Ross Stores, Inc.	9,280	2,120,851
Sally Beauty Holdings, Inc.(1)	4,971	81,425
Shoe Station Group, Inc.	328	4,494
Signet Jewelers Ltd.	1,769	145,553
Sonic Automotive, Inc., Class A	339	26,662
TJX Cos., Inc.	19,311	2,585,936
Tractor Supply Co.	17,112	597,209
Ulta Beauty, Inc.(1)	1,644	882,992
Upbound Group, Inc.	2,462	45,055
Urban Outfitters, Inc.(1)	2,464	198,820
Valvoline, Inc.(1)	1,534	49,180
32

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
Victoria's Secret & Co.(1)	4,033	$344,459
Williams-Sonoma, Inc.	4,258	971,889
Zumiez, Inc.(1)	427	7,643
		15,966,593
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	121,207	38,404,438
Dell Technologies, Inc., Class C	1,676	764,273
Diebold Nixdorf, Inc.(1)	1,159	78,626
Eastman Kodak Co.(1)	1,263	11,342
Everpure, Inc., Class A(1)	1,802	167,496
Immersion Corp.	1,301	9,862
NetApp, Inc.	2,054	380,586
Sandisk Corp.(1)	1,619	2,536,487
Seagate Technology Holdings PLC	2,537	2,101,600
Super Micro Computer, Inc.(1)	5,444	202,952
Western Digital Corp.	4,014	1,808,508
		46,466,170
Textiles, Apparel and Luxury Goods — 0.5%
Carter's, Inc.	1,173	37,994
Columbia Sportswear Co.	866	49,708
Crocs, Inc.(1)	2,412	290,357
Deckers Outdoor Corp.(1)	4,787	416,852
Ermenegildo Zegna NV(2)	3,566	48,426
Fossil Group, Inc.(1)	2,732	13,578
G-III Apparel Group Ltd.	1,542	50,254
Lakeland Industries, Inc.(2)	83	965
Levi Strauss & Co., Class A	3,936	81,711
Lululemon Athletica, Inc.(1)	3,888	467,571
Movado Group, Inc.	333	11,232
NIKE, Inc., Class B	12,959	506,179
Oxford Industries, Inc.	622	23,816
PVH Corp.	1,193	88,473
Ralph Lauren Corp.	1,276	442,644
Rocky Brands, Inc.	74	3,346
Steven Madden Ltd.	2,491	107,561
Tapestry, Inc.	3,701	456,666
Under Armour, Inc., Class A(1)	4,731	23,844
Under Armour, Inc., Class C(1)	3,027	14,923
Unifi, Inc.(1)	263	1,944
VF Corp.	19,592	263,317
Wolverine World Wide, Inc.	484	9,549
		3,410,910
Trading Companies and Distributors — 0.7%
Applied Industrial Technologies, Inc.	715	231,646
BlueLinx Holdings, Inc.(1)	256	20,385
Boise Cascade Co.	754	58,819
DNOW, Inc.(1)	4,155	66,605
Fastenal Co.	18,883	931,121
GATX Corp.	762	133,297
Global Industrial Co.	435	17,008
Herc Holdings, Inc.	316	48,139
Hudson Technologies, Inc.(1)	981	5,239
Karat Packaging, Inc.	332	15,816
33

Schedule of Investments - Avantis U.S. Equity Fund

	Shares	Value
McGrath RentCorp	287	$32,270
MSC Industrial Direct Co., Inc., Class A	812	96,531
NPK International, Inc.(1)	3,170	42,098
QXO, Inc.(1)	4,361	57,914
Rush Enterprises, Inc., Class A	2,061	158,347
Rush Enterprises, Inc., Class B	285	22,156
SiteOne Landscape Supply, Inc.(1)	630	62,074
Titan Machinery, Inc.(1)(2)	1,146	23,573
United Rentals, Inc.	1,085	1,126,230
Watsco, Inc.(2)	377	116,802
WESCO International, Inc.	482	164,073
WW Grainger, Inc.	1,163	1,522,937
		4,953,080
Water Utilities — 0.0%
American States Water Co.	619	55,270
Artesian Resources Corp., Class A	224	7,968
California Water Service Group	1,306	65,261
		128,499
Wireless Telecommunication Services — 0.2%
Array Digital Infrastructure, Inc.	552	20,236
Gogo, Inc.(1)	1,796	4,526
Telephone & Data Systems, Inc.	2,199	74,062
T-Mobile U.S., Inc.	6,697	1,208,407
		1,307,231
TOTAL COMMON STOCKS (Cost $478,742,752)		720,638,367
RIGHTS — 0.0%
Biotechnology — 0.0%
Chinook Therapeutics, Inc.(1)	1,501	15
Mirati Therapeutics, Inc.(1)	667	467
Sage Therapeutics, Inc.(1)	1,513	272
Verve Therapeutics, Inc.(1)	1,431	902
		1,656
Health Care Equipment and Supplies — 0.0%
ABIOMED, Inc.(1)	443	452
Hologic, Inc.(1)	1,983	19
		471
TOTAL RIGHTS (Cost $1,840)		2,127
WARRANTS — 0.0%
Specialty Retail — 0.0%
GameStop Corp.(1) (Cost $—)	14	32
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,574,043	3,574,043
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,219,358	1,219,358
TOTAL SHORT-TERM INVESTMENTS (Cost $4,793,401)		4,793,401
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $483,537,993)		725,433,927
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,020,522)
TOTAL NET ASSETS — 100.0%		$724,413,405

34

Schedule of Investments - Avantis U.S. Equity Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	4	September 2026	$1,539,800	$3,094
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,742,939. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,791,949, which includes securities collateral of $572,591.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$4,480
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$126,756
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$3,094

See Notes to Financial Statements.
35

Schedule of Investments - Avantis U.S. Large Cap Value Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.6%
ATI, Inc.(1)	24,370	$4,976,354
Air Freight and Logistics — 1.5%
Expeditors International of Washington, Inc.	16,355	3,101,726
FedEx Corp.	6,928	2,268,227
United Parcel Service, Inc., Class B	70,650	7,363,849
		12,733,802
Automobile Components — 0.7%
Aptiv PLC(1)	12,399	554,979
Autoliv, Inc.	12,958	1,570,639
BorgWarner, Inc.	41,314	2,650,706
Lear Corp.	10,775	1,346,767
Versigent PLC(1)	2,786	132,057
		6,255,148
Automobiles — 1.0%
General Motors Co.	98,661	8,516,418
Banks — 5.0%
East West Bancorp, Inc.	20,680	2,623,465
First Citizens BancShares, Inc., Class A	462	999,953
JPMorgan Chase & Co.	68,740	24,472,815
Wells Fargo & Co.	151,586	13,095,514
Wintrust Financial Corp.	420	63,151
Zions Bancorp NA	18,787	1,252,905
		42,507,803
Beverages — 0.3%
Constellation Brands, Inc., Class A	13,333	1,741,556
Molson Coors Beverage Co., Class B	20,385	810,508
		2,552,064
Biotechnology — 0.4%
Exelixis, Inc.(1)	47,336	2,586,439
Incyte Corp.(1)	5,169	636,924
		3,223,363
Broadline Retail — 3.3%
Amazon.com, Inc.(1)	104,240	27,078,425
Dillard's, Inc., Class A	532	333,016
Macy's, Inc.	18,401	404,086
		27,815,527
Building Products — 0.9%
A.O. Smith Corp.	14,664	867,082
Advanced Drainage Systems, Inc.	7,841	1,064,259
Armstrong World Industries, Inc.	7,655	1,321,100
Lennox International, Inc.	4,002	1,531,325
Owens Corning	17,625	2,434,894
		7,218,660
Capital Markets — 6.6%
Ameriprise Financial, Inc.	9,456	5,230,208
Charles Schwab Corp.	99,626	10,940,927
Evercore, Inc., Class A	7,321	2,096,954
FactSet Research Systems, Inc.	786	246,450
Galaxy Digital, Inc., Class A(1)	42,820	1,053,372
Goldman Sachs Group, Inc.	10,298	10,564,718
36

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
LPL Financial Holdings, Inc.	8,958	$3,315,669
Morgan Stanley	56,209	11,990,504
Northern Trust Corp.	24,699	4,583,147
StoneX Group, Inc.(1)	20,108	1,376,996
T. Rowe Price Group, Inc.	32,723	3,641,416
Virtu Financial, Inc., Class A	5,979	392,462
		55,432,823
Chemicals — 1.4%
Axalta Coating Systems Ltd.(1)	20,973	763,837
Cabot Corp.	4,495	371,781
CF Industries Holdings, Inc.	28,422	3,695,713
LyondellBasell Industries NV, Class A	54,800	3,566,384
NewMarket Corp.	1,497	1,343,857
Solstice Advanced Materials, Inc.	25,544	1,619,234
		11,360,806
Communications Equipment — 0.2%
Viasat, Inc.(1)	25,048	1,684,979
Construction and Engineering — 1.1%
Argan, Inc.	3,270	1,389,717
Comfort Systems USA, Inc.	3,471	5,364,847
EMCOR Group, Inc.	1,342	985,753
Fluor Corp.(1)	9,813	534,906
IES Holdings, Inc.(1)	2,066	625,998
Primoris Services Corp.	1,953	140,831
		9,042,052
Construction Materials — 0.1%
Eagle Materials, Inc.	5,110	992,669
Consumer Finance — 2.7%
Ally Financial, Inc.	47,721	2,014,304
American Express Co.	32,117	10,604,070
Capital One Financial Corp.	20,078	4,306,932
OneMain Holdings, Inc.	21,853	1,364,938
SLM Corp.	24,588	638,550
Synchrony Financial	54,541	4,204,020
		23,132,814
Consumer Staples Distribution & Retail — 5.5%
BJ's Wholesale Club Holdings, Inc.(1)	24,713	2,240,233
Costco Wholesale Corp.	23,722	22,390,958
Dollar General Corp.	32,757	4,151,950
Dollar Tree, Inc.(1)	30,679	3,883,655
Kroger Co.	66,239	3,811,392
Sprouts Farmers Market, Inc.(1)	10,530	863,881
Target Corp.	58,086	9,344,876
		46,686,945
Containers and Packaging — 0.6%
Packaging Corp. of America	11,799	2,760,258
Smurfit Westrock PLC	56,035	2,628,042
		5,388,300
Diversified Telecommunication Services — 2.4%
Comcast Corp., Class A	216,235	5,756,176
Globalstar, Inc.(1)	12,240	998,172
Verizon Communications, Inc.	276,907	13,850,888
		20,605,236
37

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Electronic Equipment, Instruments and Components — 0.4%
Flex Ltd.(1)	27,000	$2,949,750
Ingram Micro Holding Corp.	10,044	282,940
		3,232,690
Energy Equipment and Services — 1.5%
Baker Hughes Co.	21,724	1,380,560
Halliburton Co.	90,428	3,332,272
Kodiak Gas Services, Inc.	17,604	1,034,587
Noble Corp. PLC(2)	8,174	374,614
NOV, Inc.	57,595	1,226,198
TechnipFMC PLC	59,883	4,679,857
Weatherford International PLC	6,817	666,498
		12,694,586
Entertainment — 0.9%
Netflix, Inc.(1)	90,342	7,322,219
Financial Services — 0.7%
Corebridge Financial, Inc.	35,878	1,167,470
Jack Henry & Associates, Inc.	3,552	596,416
Jackson Financial, Inc., Class A	14,247	1,900,977
MGIC Investment Corp.	18,747	574,596
PayPal Holdings, Inc.	36,361	1,914,952
		6,154,411
Food Products — 0.3%
Ingredion, Inc.	7,548	780,916
Lamb Weston Holdings, Inc.	27,224	1,484,525
Pilgrim's Pride Corp.(1)	5,214	163,615
		2,429,056
Ground Transportation — 3.5%
CSX Corp.	177,654	8,973,304
JB Hunt Transport Services, Inc.	11,846	3,144,758
Ryder System, Inc.	7,904	1,932,212
U-Haul Holding Co.(1)(2)	1,290	86,881
U-Haul Holding Co.	13,912	830,129
Union Pacific Corp.	47,453	14,267,693
		29,234,977
Health Care Equipment and Supplies — 0.5%
Dexcom, Inc.(1)	31,570	2,874,764
IDEXX Laboratories, Inc.(1)	2,047	1,139,544
Lantheus Holdings, Inc.(1)	5,759	581,429
		4,595,737
Health Care Providers and Services — 0.8%
Centene Corp.(1)	66,720	4,292,765
Encompass Health Corp.	7,074	850,366
PACS Group, Inc.(1)	9,630	407,445
Universal Health Services, Inc., Class B	7,727	1,316,140
		6,866,716
Hotels, Restaurants and Leisure — 3.6%
Boyd Gaming Corp.	8,495	659,127
Brinker International, Inc.(1)	3,024	690,984
Carnival Corp. Ltd.	226,062	5,400,621
Chipotle Mexican Grill, Inc.(1)	123,486	4,696,173
DoorDash, Inc., Class A(1)	24,369	5,647,272
Las Vegas Sands Corp.	38,927	1,705,392
38

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Norwegian Cruise Line Holdings Ltd.(1)	74,955	$1,209,774
Royal Caribbean Cruises Ltd.	23,583	6,337,695
Super Group SGHC Ltd.	6,480	87,739
Texas Roadhouse, Inc.	7,401	1,447,636
Viking Holdings Ltd.(1)	27,118	2,335,944
		30,218,357
Household Durables — 0.4%
Mohawk Industries, Inc.(1)	8,327	1,067,938
NVR, Inc.(1)	345	2,178,754
		3,246,692
Independent Power and Renewable Electricity Producers — 0.4%
Ormat Technologies, Inc.	10,774	1,098,948
Talen Energy Corp.(1)	8,444	2,497,397
		3,596,345
Insurance — 8.3%
Allstate Corp.	30,222	7,791,232
American Financial Group, Inc.	11,059	1,576,460
American International Group, Inc.	53,748	4,104,197
Arch Capital Group Ltd.(1)	35,763	3,507,277
Assurant, Inc.	8,952	2,523,211
Axis Capital Holdings Ltd.	14,984	1,480,120
Erie Indemnity Co., Class A	113	28,878
Globe Life, Inc.	13,309	2,298,065
Hanover Insurance Group, Inc.	3,178	718,578
Hartford Insurance Group, Inc.	40,267	5,531,881
Kinsale Capital Group, Inc.	1,219	455,784
Lincoln National Corp.	29,841	1,270,928
MetLife, Inc.	52,361	4,983,196
Oscar Health, Inc., Class A(1)	53,759	1,610,620
Primerica, Inc.	7,169	2,062,163
Principal Financial Group, Inc.	32,051	3,530,738
Progressive Corp.	49,003	10,686,574
Prudential Financial, Inc.	38,957	4,581,343
RenaissanceRe Holdings Ltd.	8,361	2,739,398
Travelers Cos., Inc.	23,037	8,429,929
W.R. Berkley Corp.	1,053	71,141
		69,981,713
Interactive Media and Services — 2.6%
Meta Platforms, Inc., Class A	38,446	22,004,184
IT Services — 0.8%
Accenture PLC, Class A	19,306	3,663,506
CoreWeave, Inc., Class A(1)	32,066	2,722,083
		6,385,589
Machinery — 2.2%
Cummins, Inc.	11,608	6,551,555
Deere & Co.	15,634	10,238,863
Oshkosh Corp.	278	42,843
Toro Co.	18,874	1,846,066
		18,679,327
Media — 0.4%
Fox Corp., Class A	15,358	1,034,361
Fox Corp., Class B	12,797	770,636
Paramount Skydance Corp., Class B	110,812	1,208,959
		3,013,956
39

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Metals and Mining — 0.1%
Freeport-McMoRan, Inc.	11,011	$833,973
Oil, Gas and Consumable Fuels — 13.3%
Antero Midstream Corp.	58,545	1,312,579
Antero Resources Corp.(1)	43,681	1,680,845
APA Corp.	71,882	3,101,708
Cheniere Energy, Inc.	18,876	5,505,940
Chevron Corp.	5,141	1,059,766
Chord Energy Corp.	6,697	985,196
Comstock Resources, Inc.(1)	4,995	72,078
ConocoPhillips	76,736	10,166,753
Devon Energy Corp.	130,326	6,322,114
Diamondback Energy, Inc.	17,254	3,459,082
EOG Resources, Inc.	47,658	6,908,504
EQT Corp.	30,646	1,660,400
Expand Energy Corp.	32,815	3,221,120
ExxonMobil Holdings Corp.	133,204	21,439,184
Hess Midstream LP, Class A	23,651	951,007
HF Sinclair Corp.	1,332	135,344
Magnolia Oil & Gas Corp., Class A	11,204	300,827
Marathon Petroleum Corp.	27,301	10,192,009
Matador Resources Co.	25,271	1,465,971
Murphy Oil Corp.	9,577	348,794
Occidental Petroleum Corp.	77,344	4,654,562
Ovintiv, Inc.	37,378	2,453,866
Permian Resources Corp.	154,345	3,594,695
Phillips 66	14,055	3,465,682
Range Resources Corp.	31,868	1,316,786
SM Energy Co.	50,337	1,871,530
Targa Resources Corp.	24,336	7,146,266
Valero Energy Corp.	1,915	687,332
Williams Cos., Inc.	89,931	6,749,322
		112,229,262
Passenger Airlines — 1.7%
Alaska Air Group, Inc.(1)	12,478	515,715
Delta Air Lines, Inc.	79,206	6,178,068
Southwest Airlines Co.	68,245	2,629,480
United Airlines Holdings, Inc.(1)	45,620	4,926,504
		14,249,767
Personal Care Products — 0.3%
Estee Lauder Cos., Inc., Class A	21,173	2,165,998
Pharmaceuticals — 3.4%
Eli Lilly & Co.	20,871	24,142,112
Jazz Pharmaceuticals PLC(1)	9,056	2,270,158
Viatris, Inc.	139,879	2,309,402
		28,721,672
Professional Services — 0.0%
Paycom Software, Inc.	1,673	400,014
Semiconductors and Semiconductor Equipment — 3.8%
First Solar, Inc.(1)	1,964	396,531
Micron Technology, Inc.	27,764	26,618,180
NVIDIA Corp.	18,000	3,974,040
ON Semiconductor Corp.(1)	12,596	933,238
		31,921,989
40

Schedule of Investments - Avantis U.S. Large Cap Value Fund

	Shares	Value
Software — 3.7%
Clear Secure, Inc., Class A	3,197	$141,148
Docusign, Inc.(1)	22,764	1,508,570
InterDigital, Inc.	5,216	1,747,517
Microsoft Corp.	53,214	26,994,930
Pegasystems, Inc.(2)	14,036	516,665
Qualys, Inc.(1)	1,860	346,220
		31,255,050
Specialty Retail — 5.1%
Abercrombie & Fitch Co., Class A(1)	4,263	609,950
AutoNation, Inc.(1)	7,420	1,493,275
Best Buy Co., Inc.	33,711	2,701,937
Burlington Stores, Inc.(1)	10,841	2,816,058
Chewy, Inc., Class A(1)	1,251	29,774
Five Below, Inc.(1)	8,036	1,983,606
Gap, Inc.	45,984	1,025,903
Lithia Motors, Inc.	2,463	904,709
Murphy USA, Inc.	4,105	2,115,676
Ross Stores, Inc.	35,780	8,177,161
TJX Cos., Inc.	83,597	11,194,474
Tractor Supply Co.	79,981	2,791,337
Ulta Beauty, Inc.(1)	6,411	3,443,348
Victoria's Secret & Co.(1)	579	49,453
Williams-Sonoma, Inc.	14,929	3,407,544
		42,744,205
Technology Hardware, Storage and Peripherals — 3.3%
Apple, Inc.	69,352	21,974,181
Sandisk Corp.(1)	3,643	5,707,488
		27,681,669
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	29,315	2,552,750
Levi Strauss & Co., Class A	16,345	339,322
Lululemon Athletica, Inc.(1)	18,082	2,174,542
Ralph Lauren Corp.	4,720	1,637,368
VF Corp.	77,984	1,048,105
		7,752,087
Trading Companies and Distributors — 1.4%
Fastenal Co.	107,285	5,290,223
WW Grainger, Inc.	4,949	6,480,666
		11,770,889
Wireless Telecommunication Services — 0.6%
T-Mobile U.S., Inc.	26,551	4,790,862
TOTAL COMMON STOCKS (Cost $703,964,392)		836,299,755
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,901,029	6,901,029
State Street Navigator Securities Lending Government Money Market Portfolio(3)	529,859	529,859
TOTAL SHORT-TERM INVESTMENTS (Cost $7,430,888)		7,430,888
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $711,395,280)		843,730,643
OTHER ASSETS AND LIABILITIES — (0.1)%		(713,313)
TOTAL NET ASSETS — 100.0%		$843,017,330
41

Schedule of Investments - Avantis U.S. Large Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	5	September 2026	$1,924,750	$(1,320)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $804,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $828,211, which includes securities collateral of $298,352.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$5,600
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$304,922

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(80,514)

See Notes to Financial Statements.
42

Schedule of Investments - Avantis U.S. Small Cap Equity Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.0%
AAR Corp.(1)	2,163	$279,654
AerSale Corp.(1)	2,509	13,774
Archer Aviation, Inc., Class A(1)	35,178	203,329
Astronics Corp.(1)	2,978	219,389
Astronics Corp., Class B(1)	595	43,364
Beta Technologies, Inc., Class A(1)	12,872	258,727
Cadre Holdings, Inc.	2,456	72,845
Ducommun, Inc.(1)	1,116	191,305
Innovative Solutions & Support, Inc.(1)	1,295	24,605
National Presto Industries, Inc.	705	106,955
Park Aerospace Corp.	2,220	72,239
Virgin Galactic Holdings, Inc.(1)(2)	2,627	7,671
		1,493,857
Air Freight and Logistics — 0.3%
GXO Logistics, Inc.(1)	4,207	200,800
Hub Group, Inc., Class A	5,411	215,737
Radiant Logistics, Inc.(1)	4,471	38,182
		454,719
Automobile Components — 1.7%
Adient PLC(1)	7,209	136,755
Dana, Inc.	12,495	374,600
Dorman Products, Inc.(1)	2,264	291,716
Fox Factory Holding Corp.(1)	1,916	39,144
Gentex Corp.	4,350	97,310
Gentherm, Inc.(1)	2,821	110,837
Goodyear Tire & Rubber Co.(1)	22,008	137,990
Holley, Inc.(1)	5,181	14,818
LCI Industries	2,250	226,418
Motorcar Parts of America, Inc.(1)	2,547	29,596
Patrick Industries, Inc.	2,881	235,435
Phinia, Inc.	3,076	210,521
Solid Power, Inc.(1)	17,549	40,889
Standard Motor Products, Inc.	1,995	75,251
Stoneridge, Inc.(1)	554	3,834
Strattec Security Corp.(1)	418	29,319
Versigent PLC(1)	5,560	263,544
Visteon Corp.	3,101	315,744
XPEL, Inc.(1)	2,258	111,229
		2,744,950
Automobiles — 0.4%
Harley-Davidson, Inc.	8,989	248,096
Thor Industries, Inc.	3,700	281,200
Winnebago Industries, Inc.	1,711	51,484
		580,780
Banks — 14.2%
1st Source Corp.	1,286	110,120
ACNB Corp.	1,021	66,355
Amalgamated Financial Corp.	1,306	62,779
Amerant Bancorp, Inc.	3,125	89,719
Ames National Corp.	666	20,972
43

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Arrow Financial Corp.	1,515	$57,176
Associated Banc-Corp.	7,877	241,115
Axos Financial, Inc.(1)	2,286	221,262
Banc of California, Inc.	14,813	275,818
BancFirst Corp.	1,678	183,271
Bancorp, Inc.(1)	4,673	303,745
Bank First Corp.	737	111,036
Bank of Hawaii Corp.(2)	4,322	328,169
Bank of Marin Bancorp	1,815	48,243
Bank of NT Butterfield & Son Ltd.	3,769	221,919
Bank7 Corp.	538	27,632
BankUnited, Inc.	8,055	367,308
Bankwell Financial Group, Inc.	584	38,392
Banner Corp.	2,798	196,252
Bar Harbor Bankshares	1,832	71,869
BayCom Corp.	891	26,579
Beacon Financial Corp.	7,092	220,207
Blue Ridge Bankshares, Inc.	8,878	34,624
Bridgewater Bancshares, Inc.(1)	2,209	46,544
Burke & Herbert Financial Services Corp.	1,457	103,899
Business First Bancshares, Inc.	3,092	95,914
Byline Bancorp, Inc.	2,073	78,608
C&F Financial Corp.	459	41,774
California BanCorp	2,955	62,882
Camden National Corp.	1,250	70,600
Capital Bancorp, Inc.	765	27,647
Capital City Bank Group, Inc.	1,005	50,732
Capitol Federal Financial, Inc.	12,213	105,154
Carter Bankshares, Inc.	2,227	69,571
Cathay General Bancorp	5,935	363,281
Central Pacific Financial Corp.	2,036	75,780
Chemung Financial Corp.	547	44,345
ChoiceOne Financial Services, Inc.(2)	1,741	57,819
Citizens & Northern Corp.	1,456	36,895
Citizens Financial Services, Inc.	426	34,225
City Holding Co.	1,069	152,814
Civista Bancshares, Inc.	1,592	42,952
CNB Financial Corp.	2,671	90,333
Coastal Financial Corp.(1)	957	45,084
Colony Bankcorp, Inc.	2,128	45,007
Columbia Financial, Inc.	9,091	105,637
Commercial Bancgroup, Inc.	629	21,248
Community Financial System, Inc.	4,711	295,615
Community Trust Bancorp, Inc.	1,072	81,611
Community West Bancshares	2,074	53,779
ConnectOne Bancorp, Inc.	4,495	141,323
Customers Bancorp, Inc.(1)	2,566	200,610
CVB Financial Corp.	17,318	383,940
Dime Commercial Bancshares, Inc.	3,841	155,176
Eagle Bancorp, Inc.	2,134	58,237
Eastern Bankshares, Inc.	13,884	304,893
Enterprise Financial Services Corp.	3,032	191,713
Equity Bancshares, Inc., Class A	1,250	61,700
44

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Esquire Financial Holdings, Inc.	492	$54,966
Farmers & Merchants Bancorp, Inc.	1,110	37,685
Farmers National Banc Corp.	4,813	75,131
FB Bancorp, Inc.(1)	2,178	34,151
FB Financial Corp.	4,321	246,124
Financial Institutions, Inc.	1,502	60,861
First BanCorp	14,323	399,325
First Bancorp, Inc.	690	23,639
First Bancorp/Southern Pines NC	3,458	219,341
First Bank	2,735	48,683
First Busey Corp.	7,219	217,292
First Business Financial Services, Inc.	581	40,594
First Commonwealth Financial Corp.	7,726	159,928
First Community Bankshares, Inc.	1,374	66,625
First Community Corp.	732	24,229
First Financial Bancorp	10,264	334,914
First Financial Bankshares, Inc.	10,295	342,103
First Financial Corp.	735	57,536
First Hawaiian, Inc.	11,509	294,746
First Internet Bancorp	809	22,118
First Interstate BancSystem, Inc., Class A	7,718	284,100
First Merchants Corp.	5,232	216,971
First Mid Bancshares, Inc.	2,060	102,506
First Northern Community Bancorp(1)(2)	1,399	23,321
First United Corp.	670	28,743
First Western Financial, Inc.(1)	713	22,082
Firstsun Capital Bancorp(1)	2,744	109,787
Five Star Bancorp	1,097	50,265
Franklin Financial Services Corp.	383	23,727
FS Bancorp, Inc.	102	4,315
Fulton Financial Corp.	14,372	337,167
FVCBankcorp, Inc.	1,274	23,263
GBank Financial Holdings, Inc.(1)(2)	841	16,458
German American Bancorp, Inc.	3,219	158,761
Great Southern Bancorp, Inc.	621	48,606
Greene County Bancorp, Inc.	685	23,557
Hanmi Financial Corp.	2,304	71,424
HBT Financial, Inc.	949	33,671
Heritage Financial Corp.	3,465	98,995
Hilltop Holdings, Inc.	3,079	117,156
Hingham Institution For Savings(2)	165	47,565
Home Bancorp, Inc.	460	31,505
HomeTrust Bancshares, Inc.	1,132	52,570
Hope Bancorp, Inc.	9,495	130,936
Horizon Bancorp, Inc.	3,804	73,874
Independent Bank Corp.	3,841	311,812
Independent Bank Corp. (Michigan)	1,577	57,545
International Bancshares Corp.	4,447	312,002
Investar Holding Corp.	500	15,065
Kearny Financial Corp.	5,689	56,150
Lakeland Financial Corp.	2,269	134,075
Live Oak Bancshares, Inc.	3,172	124,945
Mercantile Bank Corp.	1,667	99,620
45

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Meridian Corp.	1,436	$27,672
Metrocity Bankshares, Inc.	1,425	49,619
Metropolitan Bank Holding Corp.	1,012	91,869
Mid Penn Bancorp, Inc.	2,262	82,359
Midland States Bancorp, Inc.	1,411	46,267
MVB Financial Corp.	898	27,182
National Bank Holdings Corp., Class A	3,395	140,180
NB Bancorp, Inc.	2,606	58,192
NBT Bancorp, Inc.(2)	4,258	218,946
Nicolet Bankshares, Inc.	1,363	230,810
Northeast Bank	456	57,524
Northpointe Bancshares, Inc.	2,205	37,463
Northrim BanCorp, Inc.	2,484	63,516
Northwest Bancshares, Inc.	12,129	185,452
OceanFirst Financial Corp.	8,009	150,890
OFG Bancorp	3,811	198,363
Old Second Bancorp, Inc.	3,884	97,411
Orange County Bancorp, Inc.	921	34,952
Origin Bancorp, Inc.	2,738	145,470
Orrstown Financial Services, Inc.	1,421	59,256
Park National Corp.	1,645	321,252
Parke Bancorp, Inc.	937	31,624
Pathward Financial, Inc.	1,750	142,555
PCB Bancorp	982	26,838
Peapack-Gladstone Financial Corp.	1,223	54,595
Peoples Bancorp, Inc.	3,270	128,740
Peoples Financial Services Corp.(2)	1,124	77,185
Plumas Bancorp	469	28,717
Ponce Financial Group, Inc.(1)	1,854	37,599
Preferred Bank	979	100,279
Primis Financial Corp.	2,396	38,096
Provident Financial Services, Inc.	14,221	332,771
QCR Holdings, Inc.	1,244	123,741
RBB Bancorp	1,432	37,160
Red River Bancshares, Inc.	442	44,218
Renasant Corp.	7,281	297,866
Republic Bancorp, Inc., Class A	1,377	128,763
S&T Bancorp, Inc.	3,251	160,859
Seacoast Banking Corp. of Florida	10,028	340,501
ServisFirst Bancshares, Inc.	9,308	400,616
Shore Bancshares, Inc.	2,390	54,874
Sierra Bancorp	839	33,241
Simmons First National Corp., Class A	15,259	344,548
SmartFinancial, Inc.	1,646	83,205
South Plains Financial, Inc.	1,498	65,313
Southern First Bancshares, Inc.(1)	487	29,877
Southern Missouri Bancorp, Inc.	1,198	88,161
Southside Bancshares, Inc.	2,191	69,148
Stock Yards Bancorp, Inc.	2,084	165,074
Texas Capital Bancshares, Inc.	4,272	415,153
TFS Financial Corp.	4,110	71,802
Third Coast Bancshares, Inc.(1)	871	38,847
Timberland Bancorp, Inc.	454	20,698
46

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Tompkins Financial Corp.	959	$93,138
Towne Bank	8,277	306,580
TriCo Bancshares	2,522	134,624
Triumph Financial, Inc.(1)	1,878	133,808
TrustCo Bank Corp.	1,456	82,584
Trustmark Corp.	5,346	245,488
United Community Banks, Inc.	11,007	383,484
Unity Bancorp, Inc.	551	31,975
Univest Financial Corp.	2,148	89,185
USCB Financial Holdings, Inc.	963	21,417
WaFd, Inc.	8,130	290,729
Washington Trust Bancorp, Inc.	1,263	49,421
WesBanco, Inc.	9,767	390,778
West BanCorp, Inc.	800	22,600
Westamerica Bancorporation	1,896	110,063
WSFS Financial Corp.	5,037	390,116
		22,237,733
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	764	135,847
MGP Ingredients, Inc.	566	9,401
National Beverage Corp.	1,139	36,027
Vita Coco Co., Inc.(1)	4,427	259,931
		441,206
Biotechnology — 4.0%
4D Molecular Therapeutics, Inc.(1)	6,116	86,297
Abeona Therapeutics, Inc.(1)(2)	3,816	22,324
ACADIA Pharmaceuticals, Inc.(1)	10,884	314,656
ADMA Biologics, Inc.(1)	17,190	161,414
Agios Pharmaceuticals, Inc.(1)	5,379	181,165
Aligos Therapeutics, Inc.(1)	332	1,946
Allogene Therapeutics, Inc.(1)	22,419	44,838
Anika Therapeutics, Inc.(1)	845	17,635
Arbutus Biopharma Corp.(1)	12,171	61,829
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,285	33,727
Assembly Biosciences, Inc.(1)(2)	1,166	39,213
Aurinia Pharmaceuticals, Inc.(1)	10,567	170,234
Beam Therapeutics, Inc.(1)	8,821	259,602
Bicara Therapeutics, Inc.(1)	4,792	110,791
Black Diamond Therapeutics, Inc.(1)	4,591	9,641
C4 Therapeutics, Inc.(1)	9,345	34,670
CareDx, Inc.(1)	4,041	202,495
Century Therapeutics, Inc.(1)(2)	12,344	25,305
CRISPR Therapeutics AG(1)(2)	7,314	416,752
Cullinan Therapeutics, Inc.(1)	4,935	108,915
Denali Therapeutics, Inc.(1)	11,253	267,371
Design Therapeutics, Inc.(1)	2,109	31,825
Emergent BioSolutions, Inc.(1)	3,910	23,851
Entrada Therapeutics, Inc.(1)	3,003	21,171
Evommune, Inc.(1)(2)	2,284	28,915
Fate Therapeutics, Inc.(1)(2)	9,647	23,056
First Tracks Biotherapeutics, Inc.(1)	2,722	113,889
GRAIL, Inc.(1)	2,575	204,378
Ideaya Biosciences, Inc.(1)	8,811	353,321
47

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Inhibikase Therapeutics, Inc.(1)(2)	8,659	$20,002
Instil Bio, Inc.(1)(2)	404	3,074
Intellia Therapeutics, Inc.(1)	12,275	156,261
Iovance Biotherapeutics, Inc.(1)(2)	39,943	326,334
Janux Therapeutics, Inc.(1)	3,642	66,357
Keros Therapeutics, Inc.(1)	970	10,748
Kiniksa Pharmaceuticals International PLC(1)	3,416	268,600
Kyverna Therapeutics, Inc.(1)(2)	3,361	28,484
Larimar Therapeutics, Inc.(1)	1,554	5,936
MapLight Therapeutics, Inc.(1)	778	10,091
MiMedx Group, Inc.(1)	8,617	39,121
Monopar Therapeutics, Inc.(1)(2)	394	44,100
Monte Rosa Therapeutics, Inc.(1)	6,301	87,836
Myriad Genetics, Inc.(1)	9,331	30,046
Neurogene, Inc.(1)	1,009	36,566
Nkarta, Inc.(1)	404	1,095
Organogenesis Holdings, Inc.(1)	8,063	13,868
ORIC Pharmaceuticals, Inc.(1)	7,991	103,803
Ovid therapeutics, Inc.(1)	16,593	44,303
Palisade Bio, Inc.(1)(2)	13,542	26,407
Perspective Therapeutics, Inc.(1)	8,286	26,184
Protara Therapeutics, Inc.(1)	3,240	12,506
Prothena Corp. PLC(1)	5,452	50,976
Puma Biotechnology, Inc.(1)	6,469	58,933
Recursion Pharmaceuticals, Inc., Class A(1)(2)	15,986	54,352
Relay Therapeutics, Inc.(1)	19,403	356,627
Rezolute, Inc.(1)	7,633	35,799
Rigel Pharmaceuticals, Inc.(1)	1,854	85,618
Sarepta Therapeutics, Inc.(1)	3,817	80,272
Solid Biosciences, Inc.(1)	6,211	59,501
Tango Therapeutics, Inc.(1)	13,589	310,373
Tectonic Therapeutic, Inc.(1)	1,075	32,186
Upstream Bio, Inc.(1)	5,295	35,053
Vanda Pharmaceuticals, Inc.(1)	7,009	37,849
Vir Biotechnology, Inc.(1)	12,219	133,676
Voyager Therapeutics, Inc.(1)	2,141	7,386
X4 Pharmaceuticals, Inc.(1)	6,802	27,480
Xencor, Inc.(1)	7,453	203,206
Zentalis Pharmaceuticals, Inc.(1)	5,728	21,537
		6,323,772
Broadline Retail — 0.6%
1stdibs.com, Inc.(1)	113	494
Contextlogic Holdings, Inc.(1)(2)	2,618	33,772
Kohl's Corp.	12,325	219,632
Macy's, Inc.	20,341	446,688
Ollie's Bargain Outlet Holdings, Inc.(1)	2,621	197,676
Savers Value Village, Inc.(1)	2,745	28,356
		926,618
Building Products — 1.6%
Apogee Enterprises, Inc.	1,994	77,886
AZZ, Inc.	2,149	294,757
Fortune Brands Innovations, Inc.	3,600	159,588
Gibraltar Industries, Inc.(1)	2,248	101,138
48

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Griffon Corp.	3,909	$380,697
Hayward Holdings, Inc.(1)	18,362	257,986
Insteel Industries, Inc.	1,531	46,083
Janus International Group, Inc.(1)	9,404	46,644
Louisiana-Pacific Corp.	4,901	345,569
Masterbrand, Inc.(1)	17,070	140,827
Quanex Building Products Corp.	2,881	55,373
Tecnoglass Holdings, Inc.	510	20,247
Trex Co., Inc.(1)	8,545	389,481
UFP Industries, Inc.	2,915	246,376
		2,562,652
Capital Markets — 3.0%
Acadian Asset Management, Inc.	2,890	272,238
Artisan Partners Asset Management, Inc., Class A	6,246	265,892
BGC Group, Inc., Class A	30,934	371,517
Bullish(1)(2)	1,994	67,856
Cohen & Steers, Inc.	94	7,583
DigitalBridge Group, Inc.	14,617	232,556
Donnelley Financial Solutions, Inc.(1)	1,353	65,350
Federated Hermes, Inc.	6,886	438,294
GCM Grosvenor, Inc., Class A	4,967	68,495
Hamilton Lane, Inc., Class A	373	40,590
Lazard, Inc.	8,181	353,665
Marex Group Ltd.	5,811	421,181
MarketAxess Holdings, Inc.	1,114	181,170
Moelis & Co., Class A	6,229	424,008
Oppenheimer Holdings, Inc., Class A	672	79,827
Piper Sandler Cos.	5,814	436,399
Victory Capital Holdings, Inc., Class A	4,771	563,026
Virtus Investment Partners, Inc.	489	80,929
Wealthfront Corp.(1)	5,844	53,823
WisdomTree, Inc.(2)	13,446	323,511
		4,747,910
Chemicals — 3.0%
AdvanSix, Inc.	2,607	43,824
Alto Ingredients, Inc.(1)	6,211	24,596
American Vanguard Corp.(1)	2,260	4,972
Arq, Inc.(1)	3,610	7,653
Ashland, Inc.	3,795	278,287
ASP Isotopes, Inc.(1)(2)	7,670	30,833
Aspen Aerogels, Inc.(1)	8,612	42,457
Avient Corp.	4,971	219,022
Balchem Corp.	2,124	373,590
Cabot Corp.	4,651	384,684
Celanese Corp.	9,235	420,008
Core Molding Technologies, Inc.(1)	751	18,813
Ecovyst, Inc.(1)	8,671	88,184
FMC Corp.	11,201	129,147
Hawkins, Inc.	2,018	242,705
HB Fuller Co.	4,516	248,154
Huntsman Corp.	15,901	152,332
Ingevity Corp.(1)	3,328	230,597
Innospec, Inc.	1,939	181,995
49

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Intrepid Potash, Inc.(1)	1,306	$50,503
Koppers Holdings, Inc.	1,426	65,411
Kronos Worldwide, Inc.	1,629	14,368
LSB Industries, Inc.(1)	5,241	55,921
Mativ Holdings, Inc.	5,945	70,686
Minerals Technologies, Inc.	2,358	167,229
Northern Technologies International Corp.	28	224
Olin Corp.	10,312	179,429
Orion SA	4,868	30,376
Quaker Chemical Corp.	1,217	201,779
Rayonier Advanced Materials, Inc.(1)	6,698	57,536
Sensient Technologies Corp.	3,556	479,847
Stepan Co.	1,515	94,854
Tronox Holdings PLC, Class A	11,757	62,195
Valhi, Inc.	85	1,589
		4,653,800
Commercial Services and Supplies — 1.6%
ABM Industries, Inc.	3,895	181,624
ACCO Brands Corp.	9,125	39,055
Brady Corp., Class A	3,771	341,841
BrightView Holdings, Inc.(1)	7,176	79,725
Brink's Co.	1,167	127,121
Civeo Corp.(1)	1,156	38,645
Deluxe Corp.	5,374	124,139
Ennis, Inc.	3,189	68,053
Healthcare Services Group, Inc.(1)	6,311	138,779
HNI Corp.	5,219	252,756
Interface, Inc.	4,516	171,247
Liquidity Services, Inc.(1)	2,410	100,449
MillerKnoll, Inc.	5,158	116,519
OPENLANE, Inc.(1)	11,591	412,640
Quad/Graphics, Inc.	4,346	43,721
UniFirst Corp.	794	219,621
Virco Mfg. Corp.(2)	583	3,498
		2,459,433
Communications Equipment — 0.8%
ADTRAN Holdings, Inc.(1)	5,312	41,168
Aviat Networks, Inc.(1)	1,479	29,477
BK Technologies Corp.(1)	411	29,744
Calix, Inc.(1)	2,478	94,461
Clearfield, Inc.(1)	1,221	35,421
Digi International, Inc.(1)	3,444	258,093
Extreme Networks, Inc.(1)	12,007	270,037
Harmonic, Inc.(1)	10,016	119,992
Lantronix, Inc.(1)	3,140	16,642
NETGEAR, Inc.(1)	2,034	43,040
NetScout Systems, Inc.(1)	5,222	202,770
Ribbon Communications, Inc.(1)	8,714	17,341
Vistance Networks, Inc.(1)	20,177	127,317
		1,285,503
Construction and Engineering — 1.2%
Ameresco, Inc., Class A(1)	3,185	70,452
Centuri Holdings, Inc.(1)	8,211	167,587
50

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Limbach Holdings, Inc.(1)(2)	695	$28,648
Matrix Service Co.(1)	3,052	32,992
MYR Group, Inc.(1)	1,431	417,022
NWPX Infrastructure, Inc.(1)	1,021	112,229
Orion Group Holdings, Inc.(1)	3,733	35,090
Primoris Services Corp.	4,454	321,178
Tutor Perini Corp.	5,212	461,366
WillScot Holdings Corp.	14,469	299,508
		1,946,072
Construction Materials — 0.3%
Knife River Corp.(1)	4,382	274,752
Smith-Midland Corp.(1)(2)	8	210
Titan America SA(1)	2,120	31,630
U.S. Lime & Minerals, Inc.	985	116,358
		422,950
Consumer Finance — 1.3%
Atlanticus Holdings Corp.(1)	376	34,017
Bread Financial Holdings, Inc.	4,883	510,127
Dave, Inc.(1)	1,051	377,856
Encore Capital Group, Inc.(1)	1,992	193,244
EZCORP, Inc., Class A(1)	4,891	158,077
Green Dot Corp., Class A(1)(2)	5,053	67,154
Happen, Inc.(1)	10,388	182,621
Jefferson Capital, Inc.	1,225	25,492
Navient Corp.	5,218	49,623
NerdWallet, Inc., Class A(1)	3,748	37,030
Oportun Financial Corp.(1)	4,402	32,355
OppFi, Inc.(1)(2)	3,015	20,894
PRA Group, Inc.(1)	2,859	53,807
Regional Management Corp.	559	17,938
SLM Corp.	9,559	248,247
World Acceptance Corp.(1)	178	32,718
		2,041,200
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	3,063	198,697
Chefs' Warehouse, Inc.(1)	2,763	310,755
Grocery Outlet Holding Corp.(1)(2)	7,640	91,298
Ingles Markets, Inc., Class A	1,121	91,698
Natural Grocers by Vitamin Cottage, Inc.	949	25,974
PriceSmart, Inc.	2,609	443,556
United Natural Foods, Inc.(1)	5,746	252,019
Village Super Market, Inc., Class A	1,208	52,282
Weis Markets, Inc.	1,056	75,029
		1,541,308
Containers and Packaging — 0.7%
Graphic Packaging Holding Co.	7,350	82,320
Greif, Inc., Class A	2,520	208,530
Greif, Inc., Class B	266	28,100
Myers Industries, Inc.	4,032	129,387
O-I Glass, Inc.(1)	11,404	82,907
Ranpak Holdings Corp.(1)	3,805	18,074
Silgan Holdings, Inc.	7,275	302,204
Sonoco Products Co.	3,329	183,594
51

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
TriMas Corp.	3,303	$128,090
		1,163,206
Distributors — 0.0%
Gold.com, Inc.	1,031	46,364
Diversified Consumer Services — 2.2%
ADT, Inc.	38,253	282,690
American Public Education, Inc.(1)	1,135	51,813
Bright Horizons Family Solutions, Inc.(1)	2,860	212,155
Carriage Services, Inc.	1,449	48,759
Coursera, Inc.(1)	13,645	88,965
Covista, Inc.(1)	3,163	418,560
Driven Brands Holdings, Inc.(1)(2)	7,104	88,232
Frontdoor, Inc.(1)	6,461	522,501
Graham Holdings Co., Class B	257	290,125
Grand Canyon Education, Inc.(1)	1,050	155,536
Laureate Education, Inc., Class A(1)	7,268	272,768
Lincoln Educational Services Corp.(1)	2,080	52,333
McGraw Hill, Inc.(1)	1,233	16,189
OneSpaWorld Holdings Ltd.	8,654	214,879
Perdoceo Education Corp.	5,419	180,127
Strategic Education, Inc.	1,879	155,656
Stride, Inc.(1)	3,837	332,629
Universal Technical Institute, Inc.(1)	4,797	101,361
		3,485,278
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(1)	919	83,528
ATN International, Inc.	219	6,607
IDT Corp., Class B	1,553	105,946
Iridium Communications, Inc.	8,669	407,270
Liberty Capital Corp., Class A(1)	152	4,059
Liberty Capital Corp., Class C(1)	1,533	39,904
Liberty Global Ltd., Class A(1)	15,415	165,711
Liberty Global Ltd., Class C(1)	13,851	145,297
Liberty Latin America Ltd., Class A(1)	1,271	10,943
Liberty Latin America Ltd., Class C(1)	5,257	44,947
Shenandoah Telecommunications Co.	4,681	57,904
		1,072,116
Electric Utilities — 0.5%
Genie Energy Ltd., Class B	1,491	22,127
Hawaiian Electric Industries, Inc.(1)	15,820	177,500
MGE Energy, Inc.	3,167	246,044
Otter Tail Corp.	3,795	343,334
		789,005
Electrical Equipment — 0.7%
Allient, Inc.	1,635	153,706
Atkore, Inc.	2,994	280,508
FuelCell Energy, Inc.(1)	5,190	89,424
Hyliion Holdings Corp.(1)	12,982	45,048
NANO Nuclear Energy, Inc.(1)(2)	1,815	33,196
Preformed Line Products Co.	174	69,748
Sensata Technologies Holding PLC	5,962	244,621
Shoals Technologies Group, Inc., Class A(1)	17,532	121,321
Sunrun, Inc.(1)	8,641	74,053
52

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Ultralife Corp.(1)	37	$234
		1,111,859
Electronic Equipment, Instruments and Components — 3.0%
908 Devices, Inc.(1)(2)	1,037	11,065
Avnet, Inc.	5,141	460,428
Badger Meter, Inc.	1,554	210,521
Belden, Inc.	2,950	337,657
Benchmark Electronics, Inc.	2,751	193,340
Climb Global Solutions, Inc.	1,764	50,327
Crane NXT Co.	4,442	217,214
CTS Corp.	2,204	124,460
Daktronics, Inc.(1)	3,179	62,086
ePlus, Inc.	2,392	210,424
Insight Enterprises, Inc.(1)	2,605	409,037
IPG Photonics Corp.(1)	2,345	178,408
Itron, Inc.(1)	2,575	249,801
Kimball Electronics, Inc.(1)	2,611	61,672
Knowles Corp.(1)	7,884	269,475
Methode Electronics, Inc.	4,197	76,511
M-Tron Industries, Inc.(1)	357	27,189
Napco Security Technologies, Inc.	3,201	116,004
PC Connection, Inc.	1,252	99,997
Ralliant Corp.	4,807	296,736
Richardson Electronics Ltd.	1,498	25,945
Rogers Corp.(1)	1,452	182,328
ScanSource, Inc.(1)	1,634	93,285
Unusual Machines, Inc.(1)(2)	2,888	68,359
Vishay Intertechnology, Inc.	8,844	269,123
Vishay Precision Group, Inc.(1)	1,425	88,079
Vontier Corp.	7,752	249,692
		4,639,163
Energy Equipment and Services — 3.7%
Atlas Energy Solutions, Inc.(1)(2)	8,256	108,154
Bristow Group, Inc.	1,969	89,373
Cactus, Inc., Class A	5,511	387,534
Core Laboratories, Inc.	2,602	32,343
DMC Global, Inc.(1)	266	1,881
Energy Services of America Corp.	1,327	15,460
Expro Ltd.(1)	10,264	185,984
Flowco Holdings, Inc., Class A	3,059	67,114
Forum Energy Technologies, Inc.(1)	1,135	93,036
Geospace Technologies Corp.(1)	1,287	6,782
Helix Energy Solutions Group, Inc.(1)	13,846	142,614
Helmerich & Payne, Inc.	9,704	422,900
Innovex International, Inc.(1)	3,438	105,443
Kodiak Gas Services, Inc.	6,968	409,509
Liberty Energy, Inc., Class A	15,291	301,386
Nabors Industries Ltd.(1)	1,449	135,684
National Energy Services Reunited Corp.(1)	5,848	205,323
Natural Gas Services Group, Inc.	1,632	57,446
Oceaneering International, Inc.(1)	11,169	578,107
Oil States International, Inc.(1)	6,004	52,955
Patterson-UTI Energy, Inc.	39,774	502,743
53

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
ProFrac Holding Corp., Class A(1)	1,579	$8,053
ProPetro Holding Corp.(1)	10,221	116,111
Ranger Energy Services, Inc.	1,811	30,244
RPC, Inc.	12,430	81,168
SEACOR Marine Holdings, Inc.(1)	810	7,736
Seadrill Ltd.(1)	5,204	253,539
Select Water Solutions, Inc., Class A	11,847	231,016
Solaris Energy Infrastructure, Inc., Class A	4,169	211,660
TETRA Technologies, Inc.(1)	13,228	91,273
Tidewater, Inc.(1)	3,966	369,314
Valaris Ltd.(1)	5,851	505,351
		5,807,236
Entertainment — 0.8%
Cinemark Holdings, Inc.	8,770	312,300
Firy, Inc.(1)(2)	213	2,106
IMAX Corp.(1)	3,922	200,806
Madison Square Garden Entertainment Corp.(1)	3,098	240,684
Marcus Corp.	2,413	68,602
Sphere Entertainment Co.(1)(2)	3,289	448,291
		1,272,789
Financial Services — 2.4%
Acacia Research Corp.(1)	1,380	6,127
Alerus Financial Corp.	1,770	58,233
Cannae Holdings, Inc.	3,764	58,718
Cass Information Systems, Inc.	1,371	76,927
Essent Group Ltd.	1,456	98,367
Euronet Worldwide, Inc.(1)	1,534	106,628
EVERTEC, Inc.	5,904	174,936
Federal Agricultural Mortgage Corp., Class C	710	156,129
Finance of America Cos., Inc., Class A(1)	871	15,460
Flywire Corp.(1)	10,486	198,081
HA Sustainable Infrastructure Capital, Inc.	10,892	430,779
International Money Express, Inc.(1)	2,887	41,775
Marqeta, Inc., Class A(1)	9,060	148,765
Merchants Bancorp	1,635	86,067
NCR Atleos Corp.(1)	7,985	366,671
NewtekOne, Inc.	3,016	35,559
NMI Holdings, Inc., Class A(1)	8,061	357,505
Onity Group, Inc.(1)	789	27,015
Paymentus Holdings, Inc., Class A(1)	2,418	86,081
Payoneer Global, Inc.(1)	22,951	163,182
Radian Group, Inc.	10,498	376,458
Remitly Global, Inc.(1)	14,686	392,704
Repay Holdings Corp.(1)	9,129	32,773
Velocity Financial, Inc.(1)	1,080	19,386
Walker & Dunlop, Inc.	2,870	116,321
Waterstone Financial, Inc.	1,419	29,742
Western Union Co.(2)	24,331	174,210
		3,834,599
Food Products — 1.2%
Alico, Inc.	694	27,573
B&G Foods, Inc.(2)	6,070	21,063
Cal-Maine Foods, Inc.	3,787	298,870
54

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Del Monte Corp.	3,070	$97,258
Dole PLC	6,198	85,842
Flowers Foods, Inc.(2)	4,745	32,835
Freshpet, Inc.(1)	3,568	249,261
J&J Snack Foods Corp.	1,067	94,088
John B Sanfilippo & Son, Inc.	947	69,784
Lifeway Foods, Inc.(1)	604	15,722
Limoneira Co.	1,908	26,254
Marzetti Co.	1,082	121,887
Mission Produce, Inc.(1)	4,476	56,935
Post Holdings, Inc.(1)	3,155	263,001
Seaboard Corp.	19	74,295
Seneca Foods Corp., Class A(1)	339	67,220
Tootsie Roll Industries, Inc.	2,022	82,619
Utz Brands, Inc.	6,223	88,367
Vital Farms, Inc.(1)	3,486	37,230
		1,810,104
Gas Utilities — 1.1%
Chesapeake Utilities Corp.	1,667	222,611
MDU Resources Group, Inc.	16,886	336,369
New Jersey Resources Corp.	6,751	360,098
Northwest Natural Holding Co.	3,470	170,273
ONE Gas, Inc.	5,235	414,979
Spire, Inc.	3,135	256,568
		1,760,898
Ground Transportation — 0.4%
ArcBest Corp.	2,046	282,287
Covenant Logistics Group, Inc.	1,609	56,878
Heartland Express, Inc.	4,804	59,378
Marten Transport Ltd.	5,390	77,724
Universal Logistics Holdings, Inc.(2)	646	12,067
Werner Enterprises, Inc.	4,819	188,808
		677,142
Health Care Equipment and Supplies — 3.3%
Acme United Corp.(2)	9	561
AngioDynamics, Inc.(1)	4,841	78,085
Beta Bionics, Inc.(1)	3,919	78,184
Bioventus, Inc., Class A(1)	4,466	60,961
CONMED Corp.	3,018	150,447
Delcath Systems, Inc.(1)	2,277	37,479
Dentsply Sirona, Inc.	17,765	198,435
Electromed, Inc.(1)	681	19,048
Enovis Corp.(1)	4,208	103,475
Envista Holdings Corp.(1)	14,456	392,336
Haemonetics Corp.(1)	5,000	515,350
ICU Medical, Inc.(1)	1,944	336,215
Inogen, Inc.(1)	2,116	11,363
Integer Holdings Corp.(1)	2,026	253,757
Integra LifeSciences Holdings Corp.(1)	6,531	110,505
iRadimed Corp.	921	79,556
IRhythm Holdings, Inc.(1)	378	44,959
Kewaunee Scientific Corp.(1)(2)	340	12,808
Lantheus Holdings, Inc.(1)	5,092	514,088
55

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
LeMaitre Vascular, Inc.	2,091	$167,865
LivaNova PLC(1)	6,049	482,771
Merit Medical Systems, Inc.(1)	4,264	386,574
Neogen Corp.(1)	17,813	205,918
Omnicell, Inc.(1)	3,360	118,138
OraSure Technologies, Inc.(1)	8,199	29,434
Orthofix Medical, Inc.(1)	2,554	23,982
OrthoPediatrics Corp.(1)	1,466	34,172
QuidelOrtho Corp.(1)(2)	5,335	76,984
Sensus Healthcare, Inc.(1)(2)	1,242	4,397
SI-BONE, Inc.(1)	3,970	75,509
STAAR Surgical Co.(1)	2,623	59,254
Tactile Systems Technology, Inc.(1)	2,597	59,679
TransMedics Group, Inc.(1)	2,350	199,445
UFP Technologies, Inc.(1)	485	144,506
Utah Medical Products, Inc.	395	28,096
Varex Imaging Corp.(1)	5,274	97,516
		5,191,852
Health Care Providers and Services — 1.9%
Acadia Healthcare Co., Inc.(1)	8,046	221,748
AdaptHealth Corp.(1)	10,854	60,674
Alignment Healthcare, Inc.(1)	13,021	174,481
AMN Healthcare Services, Inc.(1)	3,733	127,967
Ardent Health, Inc.(1)	2,330	25,211
Astrana Health, Inc.(1)	3,416	130,184
Aveanna Healthcare Holdings, Inc.(1)	7,957	106,783
Castle Biosciences, Inc.(1)	2,626	86,737
Concentra Group Holdings Parent, Inc.	9,992	337,130
CorVel Corp.(1)	1,188	81,829
Fulgent Genetics, Inc.(1)	1,243	24,077
Guardian Pharmacy Services, Inc., Class A(1)	3,070	113,866
InfuSystem Holdings, Inc.(1)	2,562	31,128
Joint Corp.(1)	41	346
National HealthCare Corp.	988	213,932
NeoGenomics, Inc.(1)	11,308	202,526
NRC Health	883	18,490
Nutex Health, Inc.(1)(2)	231	43,604
Omada Health, Inc.(1)	4,480	109,984
Option Care Health, Inc.(1)	9,337	218,953
Pediatrix Medical Group, Inc.(1)	7,040	184,659
Progyny, Inc.(1)	5,998	153,489
RadNet, Inc.(1)	1,738	131,775
Sonida Senior Living, Inc.(1)	2,353	88,238
Strata Critical Medical, Inc.(1)	6,337	35,867
		2,923,678
Health Care Technology — 0.2%
American Well Corp., Class A(1)	1,413	16,914
GoodRx Holdings, Inc., Class A(1)	937	3,270
HealthStream, Inc.	1,544	44,853
Schrodinger, Inc.(1)	5,026	98,007
Teladoc Health, Inc.(1)	13,490	85,527
		248,571
Hotels, Restaurants and Leisure — 2.4%
Accel Entertainment, Inc.(1)(2)	4,450	51,798
56

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Biglari Holdings, Inc., Class A(1)	6	$11,744
Biglari Holdings, Inc., Class B(1)	75	29,136
BJ's Restaurants, Inc.(1)	1,667	106,005
Bloomin' Brands, Inc.(1)	5,431	55,939
Brightstar Lottery PLC	5,867	66,121
Caesars Entertainment, Inc.(1)	8,481	251,886
Cheesecake Factory, Inc.	4,301	470,917
Choice Hotels International, Inc.	1,597	165,066
Cracker Barrel Old Country Store, Inc.(2)	1,790	98,880
Dave & Buster's Entertainment, Inc.(1)	2,523	22,631
El Pollo Loco Holdings, Inc.(1)	2,325	35,503
First Watch Restaurant Group, Inc.(1)	5,521	70,006
Genius Sports Ltd.(1)	6,915	51,309
Global Business Travel Group I(1)	14,995	141,853
Hilton Grand Vacations, Inc.(1)(2)	5,820	246,826
Marriott Vacations Worldwide Corp.	3,006	313,406
Monarch Casino & Resort, Inc.	1,184	142,613
Penn Entertainment, Inc.(1)	11,537	192,783
Portillo's, Inc., Class A(1)	7,395	33,795
Pursuit Attractions & Hospitality, Inc.(1)	2,351	112,848
RCI Hospitality Holdings, Inc.	1,019	29,684
Rush Street Interactive, Inc.(1)	4,990	128,542
Shake Shack, Inc., Class A(1)	2,863	197,232
Six Flags Entertainment Corp.(1)	8,309	125,050
Super Group SGHC Ltd.	5,749	77,841
Sweetgreen, Inc., Class A(1)	7,886	54,887
Target Hospitality Corp.(1)	3,133	58,023
Vail Resorts, Inc.(2)	2,000	273,820
Wendy's Co.(2)	11,334	94,072
Wyndham Hotels & Resorts, Inc.	659	48,542
		3,758,758
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,124	70,474
Cavco Industries, Inc.(1)	448	250,490
Century Communities, Inc.	2,211	149,353
Champion Homes, Inc.(1)	4,237	378,237
Cricut, Inc., Class A	5,030	29,677
Dream Finders Homes, Inc., Class A(1)	1,204	16,916
Ethan Allen Interiors, Inc.	1,837	43,445
Flexsteel Industries, Inc.	423	33,646
Green Brick Partners, Inc.(1)	2,847	205,610
Hamilton Beach Brands Holding Co., Class A	575	18,061
Helen of Troy Ltd.(1)	2,851	85,815
Hooker Furnishings Corp.	966	12,655
Hovnanian Enterprises, Inc., Class A(1)	438	54,369
KB Home	5,070	270,231
La-Z-Boy, Inc.	3,533	111,784
Legacy Housing Corp.(1)	1,101	30,971
LGI Homes, Inc.(1)	1,374	76,862
Lifetime Brands, Inc.(2)	51	482
Lovesac Co.(1)(2)	1,540	24,016
M/I Homes, Inc.(1)	2,310	343,751
Meritage Homes Corp.	5,360	372,145
57

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Newell Brands, Inc.	31,333	$195,831
Somnigroup International, Inc.	1,739	112,600
Sonos, Inc.(1)	10,475	163,410
Universal Electronics, Inc.	491	2,239
		3,053,070
Household Products — 0.5%
Central Garden & Pet Co.(1)(2)	613	26,347
Central Garden & Pet Co., Class A(1)	3,879	144,337
Energizer Holdings, Inc.	6,100	132,858
Oil-Dri Corp. of America	862	77,563
Reynolds Consumer Products, Inc.	2,728	63,153
Spectrum Brands Holdings, Inc.	1,768	152,596
WD-40 Co.	1,119	239,634
		836,488
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	3,754	62,241
Montauk Renewables, Inc.(1)(2)	2,452	4,218
XPLR Infrastructure LP(1)	6,834	82,008
		148,467
Insurance — 3.2%
American Coastal Insurance Corp., Class C	1,541	14,593
AMERISAFE, Inc.	1,423	37,055
Assured Guaranty Ltd.	2,178	162,697
Baldwin Insurance Group, Inc.(1)	5,818	179,485
Bowhead Specialty Holdings, Inc.(1)	1,754	58,794
Brighthouse Financial, Inc.(1)	3,971	210,543
CNO Financial Group, Inc.	7,839	429,499
Donegal Group, Inc., Class A	1,180	22,562
Employers Holdings, Inc.	1,780	87,380
Genworth Financial, Inc., Class A(1)	40,101	398,604
Greenlight Capital Re Ltd., Class A(1)(2)	2,521	38,218
Hagerty, Inc., Class A(1)	1,455	19,352
Hamilton Insurance Group Ltd., Class B	4,114	144,648
HCI Group, Inc.	890	165,300
Heritage Insurance Holdings, Inc.(1)	2,086	70,131
Hippo Holdings, Inc.(1)	2,400	78,888
Horace Mann Educators Corp.	3,414	173,739
Investors Title Co.	134	39,450
James River Group Holdings, Inc.	4,185	16,782
Kemper Corp.	1,446	40,748
Kingstone Cos., Inc.	1,743	34,250
Mercury General Corp.	1,981	201,983
Octave Specialty Group, Inc.(1)	4,664	20,335
Palomar Holdings, Inc.	2,434	322,675
Pelagos Insurance Capital Ltd.	4,615	112,652
RLI Corp.	4,564	289,677
Root, Inc., Class A(1)	812	45,058
Safety Insurance Group, Inc.	1,095	113,595
Selective Insurance Group, Inc.	1,611	147,068
SiriusPoint Ltd.(1)	8,230	199,084
Skyward Specialty Insurance Group, Inc.(1)	3,132	179,808
Slide Insurance Holdings, Inc.	5,787	134,548
Stewart Information Services Corp.	2,385	163,730
58

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Tiptree, Inc.	2,781	$51,504
Trupanion, Inc.(1)	2,549	74,303
United Fire Group, Inc.	2,060	110,972
Universal Insurance Holdings, Inc.	1,979	85,057
White Mountains Insurance Group Ltd.	168	353,138
		5,027,905
Interactive Media and Services — 0.7%
Cargurus, Inc.(1)	6,155	219,487
Cars.com, Inc.(1)	4,522	52,907
EverQuote, Inc., Class A(1)	2,660	67,671
People, Inc.(1)	4,890	187,189
QuinStreet, Inc.(1)	1,292	25,117
Shutterstock, Inc.	672	3,723
Taboola.com Ltd.(1)	12,879	48,039
TripAdvisor, Inc.(1)	11,368	108,223
Webtoon Entertainment, Inc.(1)(2)	5,760	60,710
Yelp, Inc.(1)	4,733	105,783
Ziff Davis, Inc.(1)	3,048	168,097
ZoomInfo Technologies, Inc.(1)	22,876	96,994
		1,143,940
IT Services — 0.2%
Backblaze, Inc., Class A(1)	5,238	74,013
BigBear.ai Holdings, Inc.(1)(2)	28,658	89,699
CSP, Inc.	324	2,563
DXC Technology Co.(1)	5,823	65,800
Hackett Group, Inc.	3,261	36,556
		268,631
Leisure Products — 1.1%
American Outdoor Brands, Inc.(1)	1,754	18,540
Brunswick Corp.	4,506	342,005
Callaway Golf Co.(1)	11,014	173,030
Clarus Corp.	1,628	6,056
Funko, Inc., Class A(1)	3,907	26,255
JAKKS Pacific, Inc.	1,079	27,094
Johnson Outdoors, Inc., Class A	489	22,005
Latham Group, Inc.(1)	4,022	28,436
Malibu Boats, Inc., Class A(1)	1,431	38,580
MasterCraft Boat Holdings, Inc.(1)	2,093	48,725
Mattel, Inc.(1)(2)	17,235	257,663
Polaris, Inc.	5,487	354,131
Smith & Wesson Brands, Inc.	4,134	52,584
Sturm Ruger & Co., Inc.	1,118	42,450
YETI Holdings, Inc.(1)	7,136	292,933
		1,730,487
Life Sciences Tools and Services — 0.6%
Alpha Teknova, Inc.(1)	3,918	28,131
Azenta, Inc.(1)	3,046	99,452
CryoPort, Inc.(1)	4,331	69,296
Cytek Biosciences, Inc.(1)	12,847	61,409
Fortrea Holdings, Inc.(1)	6,994	128,480
Ginkgo Bioworks Holdings, Inc.(1)	3,726	25,374
Mesa Laboratories, Inc.	655	83,755
Personalis, Inc.(1)	3,492	58,596
59

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Quanterix Corp.(1)	2,354	$6,285
Sotera Health Co.(1)	16,737	316,329
		877,107
Machinery — 3.0%
Aebi Schmidt Holding AG(1)	3,952	49,993
AirJoule Technologies Corp.(1)(2)	1,682	7,619
Alamo Group, Inc.	712	117,181
Albany International Corp., Class A	2,250	124,718
Astec Industries, Inc.	1,832	77,952
Atmus Filtration Technologies, Inc.	7,614	359,609
Douglas Dynamics, Inc.	1,717	70,517
Eastern Co.	3	82
Enerpac Tool Group Corp.	4,015	149,840
Enpro, Inc.	49	14,515
Esab Corp.	2,891	217,924
Franklin Electric Co., Inc.	2,982	298,468
Gorman-Rupp Co.	2,191	165,201
Graham Corp.(1)	1,267	110,495
Greenbrier Cos., Inc.	2,906	130,973
Helios Technologies, Inc.	2,940	214,679
Hillman Solutions Corp.(1)	14,590	112,343
Hyster-Yale, Inc.	1,059	35,858
Kadant, Inc.	750	224,355
Kennametal, Inc.	6,992	205,145
L.B. Foster Co., Class A(1)	1,189	44,599
Lindsay Corp.	827	95,031
Luxfer Holdings PLC	2,853	49,015
Manitowoc Co., Inc.(1)	3,553	68,999
Middleby Corp.(1)	3,268	362,225
Miller Industries, Inc.	1,191	66,720
Mueller Water Products, Inc., Class A	14,560	351,478
Omega Flex, Inc.	263	7,006
Park-Ohio Holdings Corp.	342	15,434
Proto Labs, Inc.(1)	2,267	181,496
Standex International Corp.	977	282,998
Taylor Devices, Inc.(1)	246	14,765
Tennant Co.	1,631	113,518
Titan International, Inc.(1)	5,067	36,432
Trinity Industries, Inc.	5,594	161,219
Worthington Enterprises, Inc.	3,309	190,069
		4,728,471
Marine Transportation — 0.1%
Costamare Bulkers Holdings Ltd.(1)	726	14,861
Genco Shipping & Trading Ltd.	3,754	98,467
Pangaea Logistics Solutions Ltd.	2,782	22,590
		135,918
Media — 1.3%
AMC Global Media, Inc., Class A(1)(2)	3,828	48,195
Boston Omaha Corp., Class A(1)	2,824	38,943
Cable One, Inc.(1)	480	13,142
DoubleVerify Holdings, Inc.(1)	14,158	189,717
Entravision Communications Corp., Class A	4,558	36,418
Grandstand Ltd.(1)	1,719	3,180
60

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Ibotta, Inc., Class A(1)(2)	1,789	$66,569
John Wiley & Sons, Inc., Class A	3,868	202,645
Magnite, Inc.(1)	2,405	56,494
National CineMedia, Inc.	7,316	18,436
Nexstar Media Group, Inc., Class A	2,360	429,827
NIQ Global Intelligence PLC(1)	4,706	89,696
PubMatic, Inc., Class A(1)	4,935	82,069
Scholastic Corp.	1,017	39,053
Sinclair, Inc.	3,896	54,934
Stagwell, Inc.(1)	8,468	73,502
TechTarget, Inc.(1)(2)	75	290
USA TODAY Co., Inc.(1)	14,736	92,689
Versant Media Group, Inc.	11,385	468,151
		2,003,950
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	804	189,503
Compass Minerals International, Inc.(1)	4,210	104,660
Contango Silver & Gold, Inc.(1)	1,767	34,456
Idaho Strategic Resources, Inc.(1)	842	27,399
Kaiser Aluminum Corp.	1,433	227,532
Materion Corp.	2,328	549,594
McEwen, Inc.(1)	5,111	103,038
Metallus, Inc.(1)	2,780	54,266
NioCorp Developments Ltd.(1)	10,267	43,019
Ramaco Resources, Inc., Class A(1)	1,974	28,110
Ramaco Resources, Inc., Class B(1)	429	3,243
Ryerson Holding Corp.	4,881	122,318
SunCoke Energy, Inc.	8,822	91,131
Tredegar Corp.(1)	3,086	23,731
USA Rare Earth, Inc.(1)(2)	20,166	359,358
Warrior Met Coal, Inc.	5,132	555,488
Worthington Steel, Inc.	2,855	98,355
		2,615,201
Multi-Utilities — 0.4%
Avista Corp.	8,422	312,962
Northwestern Energy Group, Inc.	3,584	247,869
Unitil Corp.	1,623	86,895
		647,726
Oil, Gas and Consumable Fuels — 5.6%
Amplify Energy Corp.(1)	3,055	15,031
Ardmore Shipping Corp.	3,857	67,073
BKV Corp.(1)	2,700	65,232
California Resources Corp.	7,652	405,786
Centrus Energy Corp., Class A(1)(2)	1,022	175,171
Clean Energy Fuels Corp.(1)	15,742	25,030
CNX Resources Corp.(1)	11,923	433,759
Comstock, Inc.(1)(2)	2,919	9,662
Core Natural Resources, Inc.	4,127	422,192
Crescent Energy Co., Class A	29,351	401,815
CVR Energy, Inc.	3,125	130,813
Delek U.S. Holdings, Inc.	6,263	465,591
DHT Holdings, Inc.	12,909	253,016
Dorian LPG Ltd.	3,685	184,397
61

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Evolution Petroleum Corp.	3,007	$11,126
Excelerate Energy, Inc., Class A	2,114	83,757
FutureFuel Corp.	2,720	14,334
Gevo, Inc.(1)	20,126	33,409
Golar LNG Ltd.	8,582	441,887
Gran Tierra Energy, Inc.(1)	3,739	37,951
Granite Ridge Resources, Inc.(2)	6,652	33,460
Green Plains, Inc.(1)	5,683	82,119
Gulfport Energy Corp.(1)	879	157,737
HighPeak Energy, Inc.	2,325	19,042
International Seaways, Inc.	5,074	500,499
Kimbell Royalty Partners LP	6,553	97,967
Kosmos Energy Ltd.(1)	61,914	177,074
Lightbridge Corp.(1)(2)	1,429	10,760
Magnolia Oil & Gas Corp., Class A	16,745	449,603
Murphy Oil Corp.	11,932	434,564
Navigator Holdings Ltd.	2,927	64,716
Nordic American Tankers Ltd.	19,526	133,363
Northern Oil & Gas, Inc.	9,165	238,382
Par Pacific Holdings, Inc.(1)	4,854	387,932
Peabody Energy Corp.	13,803	409,811
Plains GP Holdings LP, Class A(1)	16,817	474,576
PrimeEnergy Resources Corp.(1)	19	4,011
REX American Resources Corp.(1)	2,492	102,371
Riley Exploration Permian, Inc.	981	38,288
SandRidge Energy, Inc.	3,287	46,412
Scorpio Tankers, Inc.	3,590	283,107
SFL Corp. Ltd.	12,318	153,359
Summit Midstream Corp.(1)	1,327	46,219
Talos Energy, Inc.(1)	11,673	201,476
Tamboran Resources Corp.(1)(2)	1,803	68,298
Teekay Tankers Ltd., Class A	2,251	201,780
VAALCO Energy, Inc.	9,094	54,018
Vitesse Energy, Inc.	3,107	54,341
World Kinect Corp.	4,195	149,971
		8,752,288
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,361	28,567
Sylvamo Corp.	2,638	94,757
		123,324
Passenger Airlines — 0.6%
Alaska Air Group, Inc.(1)	9,191	379,864
Allegiant Travel Co.(1)	1,886	143,431
JetBlue Airways Corp.(1)	22,535	103,661
SkyWest, Inc.(1)	3,820	361,601
		988,557
Personal Care Products — 0.5%
Edgewell Personal Care Co.	4,903	140,814
elf Beauty, Inc.(1)	2,915	317,881
Honest Co., Inc.(1)	12,483	71,403
Interparfums, Inc.	1,365	160,292
Lifevantage Corp.(2)	1,530	9,685
Medifast, Inc.(1)(2)	892	10,829
62

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Nature's Sunshine Products, Inc.(1)(2)	36	$509
Nu Skin Enterprises, Inc., Class A	5,252	24,632
USANA Health Sciences, Inc.(1)	890	12,691
		748,736
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.(1)	2,107	74,546
Amphastar Pharmaceuticals, Inc.(1)	3,318	74,754
ANI Pharmaceuticals, Inc.(1)	1,513	110,827
Arvinas, Inc.(1)	6,199	57,031
Atea Pharmaceuticals, Inc.(1)	6,599	35,305
BioAge Labs, Inc.(1)	2,882	27,379
Collegium Pharmaceutical, Inc.(1)	2,789	68,637
Contineum Therapeutics, Inc., Class A(1)	2,401	38,992
CorMedix, Inc.(1)(2)	1,108	9,152
Enliven Therapeutics, Inc.(1)	6,004	347,572
Eton Pharmaceuticals, Inc.(1)	2,344	141,671
Fulcrum Therapeutics, Inc.(1)	3,621	14,086
Harmony Biosciences Holdings, Inc.(1)	3,795	149,447
Harrow, Inc.(1)(2)	1,593	58,798
Innoviva, Inc.(1)	5,813	120,736
LB Pharmaceuticals, Inc.(1)	1,851	87,478
MBX Biosciences, Inc.(1)	2,292	141,187
Nektar Therapeutics(1)	1,173	83,729
Organon & Co.	21,630	297,629
Pacira BioSciences, Inc.(1)	3,384	87,646
Perrigo Co. PLC(2)	5,613	82,174
Phibro Animal Health Corp., Class A	911	34,381
Prestige Consumer Healthcare, Inc.(1)	2,771	143,482
Rapport Therapeutics, Inc.(1)	3,399	165,429
Relmada Therapeutics, Inc.(1)	8,733	38,076
Septerna, Inc.(1)	3,298	125,819
SIGA Technologies, Inc.	4,736	14,871
Supernus Pharmaceuticals, Inc.(1)	6,098	269,593
Theravance Biopharma, Inc.(1)	3,256	55,482
Third Harmonic Bio, Inc.(1)(2)	544	16
Zevra Therapeutics, Inc.(1)	5,212	61,189
		3,017,114
Professional Services — 2.6%
Amentum Holdings, Inc.(1)	1,941	38,801
Asure Software, Inc.(1)	3,217	29,339
Clarivate PLC(1)(2)	18,424	37,769
Concentrix Corp.(2)	1,473	44,337
Conduent, Inc.(1)	16,724	28,765
CRA International, Inc.	581	101,384
ExlService Holdings, Inc.(1)	5,098	194,132
Exponent, Inc.	2,371	168,365
First Advantage Corp.(1)	6,079	127,781
Franklin Covey Co.(1)	1,387	28,225
FTI Consulting, Inc.(1)	2,193	330,200
Huron Consulting Group, Inc.(1)	1,836	293,558
IBEX Holdings Ltd.(1)	1,338	51,459
Innodata, Inc.(1)	2,962	167,116
KBR, Inc.	7,473	280,237
63

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Kelly Services, Inc., Class A	1,043	$17,940
Kforce, Inc.	1,476	84,988
Korn Ferry	4,694	401,572
Legalzoom.com, Inc.(1)	15,242	94,958
ManpowerGroup, Inc.	2,358	148,436
Maximus, Inc.	1,784	103,062
Mistras Group, Inc.(1)	2,154	40,409
Parsons Corp.(1)	3,168	154,092
RCM Technologies, Inc.(1)	6	250
Resources Connection, Inc.	2,593	10,865
Robert Half, Inc.	8,416	381,581
Science Applications International Corp.	3,107	398,380
TaskUS, Inc., Class A(2)	2,418	19,948
TriNet Group, Inc.	669	47,024
TrueBlue, Inc.(1)	2,959	31,040
Upwork, Inc.(1)	10,272	92,756
Verra Mobility Corp.(1)	13,703	60,704
Willdan Group, Inc.(1)	1,447	127,264
		4,136,737
Real Estate Management and Development — 0.6%
Cushman & Wakefield Ltd.(1)	23,992	323,652
Douglas Elliman, Inc.(1)	4,572	8,458
Five Point Holdings LLC, Class A(1)(2)	8,138	41,341
Forestar Group, Inc.(1)	1,642	46,419
FRP Holdings, Inc.(1)	1,170	25,904
Howard Hughes Holdings, Inc.(1)	1,159	74,327
Marcus & Millichap, Inc.	2,977	94,252
Newmark Group, Inc., Class A	6,810	103,716
RMR Group, Inc., Class A	1,095	21,155
Seritage Growth Properties, Class A(1)	2,270	4,722
St. Joe Co.	3,251	214,891
Tejon Ranch Co.(1)	1,950	31,356
		990,193
Semiconductors and Semiconductor Equipment — 1.8%
ACM Research, Inc., Class A(1)	5,256	382,742
Alpha & Omega Semiconductor Ltd.(1)	1,892	46,657
Ambiq Micro, Inc.(1)	2,001	116,678
Axcelis Technologies, Inc.(1)	2,859	329,729
CEVA, Inc.(1)	3,067	82,962
Cohu, Inc.(1)	4,387	202,241
Diodes, Inc.(1)	4,108	373,006
inTEST Corp.(1)	20	216
Magnachip Semiconductor Corp.(1)	1,295	4,053
NVE Corp.	593	59,371
Photronics, Inc.(1)	4,439	124,913
Power Integrations, Inc.(2)	4,825	247,909
SolarEdge Technologies, Inc.(1)	6,286	202,409
Synaptics, Inc.(1)	3,560	344,323
Universal Display Corp.(2)	1,462	121,595
Veeco Instruments, Inc.(1)	5,817	257,693
		2,896,497
Software — 3.2%
8x8, Inc.(1)	18,346	34,491
64

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
A10 Networks, Inc.	6,319	$160,439
ACI Worldwide, Inc.(1)	4,010	213,653
Adeia, Inc.	8,100	204,363
Alarm.com Holdings, Inc.(1)	3,965	228,225
AvePoint, Inc.(1)	9,731	135,456
Bill Holdings, Inc.(1)	4,053	199,529
Blackbaud, Inc.(1)	4,218	202,717
C3.ai, Inc., Class A(1)	8,238	89,135
Cerence, Inc.(1)	3,017	25,463
Cleanspark, Inc.(1)	21,829	253,653
Commvault Systems, Inc.(1)	3,813	524,364
Consensus Cloud Solutions, Inc.(1)	1,654	63,266
CS Disco, Inc.(1)	55	241
Daily Journal Corp.(1)(2)	137	85,342
Dolby Laboratories, Inc., Class A	3,897	239,899
Five9, Inc.(1)	5,811	200,828
Freshworks, Inc., Class A(1)	2,446	34,048
Klaviyo, Inc., Class A(1)	8,612	177,235
LiveRamp Holdings, Inc.(1)	5,971	225,226
Mitek Systems, Inc.(1)	3,241	59,829
NCR Voyix Corp.(1)(2)	4,205	35,238
OneSpan, Inc.	2,733	45,149
Ooma, Inc.(1)	2,231	50,510
Pagaya Technologies Ltd., Class A(1)	5,624	122,266
Progress Software Corp.(1)	3,167	146,537
Q2 Holdings, Inc.(1)	1,668	108,487
Qualys, Inc.(1)	2,701	502,764
Rapid7, Inc.(1)	5,212	70,154
Red Violet, Inc.(1)	1,430	104,619
ReposiTrak, Inc.	1,427	11,430
SPS Commerce, Inc.(1)	506	43,212
Tenable Holdings, Inc.(1)	8,865	338,200
Thryv Holdings, Inc.(1)	4,969	9,491
Vertex, Inc., Class A(1)	184	2,605
Xperi, Inc.(1)	5,286	31,399
		4,979,463
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	7,107
Abercrombie & Fitch Co., Class A(1)	4,142	592,637
Academy Sports & Outdoors, Inc.	6,055	260,123
Advance Auto Parts, Inc.(2)	6,519	274,971
American Eagle Outfitters, Inc.	14,628	243,264
America's Car-Mart, Inc.(1)	885	2,036
Arhaus, Inc.	5,588	48,672
Arko Corp.	6,055	27,611
Asbury Automotive Group, Inc.(1)	938	198,293
Barnes & Noble Education, Inc.(2)	1,785	21,599
Boot Barn Holdings, Inc.(1)	1,555	234,230
Buckle, Inc.	3,455	147,183
Build-A-Bear Workshop, Inc.(2)	1,426	43,165
Caleres, Inc.	1,358	16,540
Citi Trends, Inc.(1)	644	43,834
Designer Brands, Inc., Class A(2)	1,877	10,267
65

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Genesco, Inc.(1)	1,527	$51,109
Group 1 Automotive, Inc.	478	128,840
Haverty Furniture Cos., Inc.	1,749	47,695
J Jill, Inc.(2)	919	17,948
Lands' End, Inc.(1)(2)	929	10,990
MarineMax, Inc.(1)	1,964	102,482
National Vision Holdings, Inc.(1)	6,177	105,503
OneWater Marine, Inc., Class A(1)(2)	270	3,237
Petco Health & Wellness Co., Inc.(1)	188	500
Revolve Group, Inc.(1)	143	3,177
RH(1)(2)	569	84,866
Sally Beauty Holdings, Inc.(1)	7,466	122,293
Shoe Station Group, Inc.	1,366	18,714
Signet Jewelers Ltd.	2,564	210,966
Sonic Automotive, Inc., Class A	1,440	113,256
Stitch Fix, Inc., Class A(1)	11,282	35,764
Upbound Group, Inc.	3,758	68,771
Valvoline, Inc.(1)	8,477	271,773
Victoria's Secret & Co.(1)	7,573	646,810
Warby Parker, Inc., Class A(1)	6,321	155,497
Zumiez, Inc.(1)	726	12,995
		4,384,718
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	6,400	77,760
Diebold Nixdorf, Inc.(1)	2,139	145,110
Eastman Kodak Co.(1)	8,436	75,755
Immersion Corp.	3,497	26,507
Quantum Computing, Inc.(1)(2)	16,915	139,211
		464,343
Textiles, Apparel and Luxury Goods — 1.4%
Carter's, Inc.	3,219	104,263
Columbia Sportswear Co.	428	24,567
Crocs, Inc.(1)	641	77,164
Ermenegildo Zegna NV	5,348	72,626
Figs, Inc., Class A(1)	10,548	161,806
G-III Apparel Group Ltd.	2,894	94,316
Gildan Activewear, Inc.(2)	3,802	198,198
Kontoor Brands, Inc.	4,136	311,896
Lakeland Industries, Inc.(2)	886	10,304
Movado Group, Inc.	1,917	64,660
Oxford Industries, Inc.	1,635	62,604
PVH Corp.	4,344	322,151
Rocky Brands, Inc.	394	17,813
Steven Madden Ltd.	6,988	301,742
Superior Group of Cos., Inc.(2)	1,464	17,495
Under Armour, Inc., Class A(1)	19,347	97,509
Under Armour, Inc., Class C(1)	11,594	57,158
Vera Bradley, Inc.(1)	67	228
Wolverine World Wide, Inc.	7,190	141,859
		2,138,359
Trading Companies and Distributors — 1.5%
BlueLinx Holdings, Inc.(1)	841	66,969
Boise Cascade Co.	2,200	171,622
66

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

	Shares	Value
Custom Truck One Source, Inc.(1)	8,502	$78,304
DNOW, Inc.(1)	14,923	239,216
DXP Enterprises, Inc.(1)	1,037	194,676
Global Industrial Co.	1,313	51,338
Herc Holdings, Inc.	2,497	380,393
Hudson Technologies, Inc.(1)	3,609	19,272
Karat Packaging, Inc.	772	36,778
McGrath RentCorp	2,072	232,976
NPK International, Inc.(1)	6,456	85,736
Rush Enterprises, Inc., Class A	5,599	430,171
Rush Enterprises, Inc., Class B	218	16,947
SiteOne Landscape Supply, Inc.(1)	2,646	260,710
Titan Machinery, Inc.(1)	2,928	60,229
Willis Lease Finance Corp.	1,023	55,375
		2,380,712
Water Utilities — 0.4%
American States Water Co.	2,900	258,941
Artesian Resources Corp., Class A	620	22,053
California Water Service Group	6,272	313,412
Middlesex Water Co.	1,345	78,010
		672,416
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	19,996
Spok Holdings, Inc.	2,115	22,229
Telephone & Data Systems, Inc.	1,989	66,989
		109,214
TOTAL COMMON STOCKS (Cost $134,054,118)		156,457,113
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)(2)	16,239	5,521
Cargo Therapeutics, Inc.(1)(2)	3,540	36
Sage Therapeutics, Inc.(1)	6,879	1,238
Verve Therapeutics, Inc.(1)	10,456	6,587
		13,382
Software — 0.0%
Gen Digital, Inc.(1)	1,147	5,964
TOTAL RIGHTS (Cost $16,582)		19,346
PREFERRED SECURITIES — 0.0%
Diversified Telecommunication Services — 0.0%
Liberty Latin America Ltd., 9.00%(2) (Cost $18,455)	652	13,783
SHORT-TERM INVESTMENTS — 2.8%
Money Market Funds — 2.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	472,484	472,484
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,984,331	3,984,331
TOTAL SHORT-TERM INVESTMENTS (Cost $4,456,815)		4,456,815
TOTAL INVESTMENT SECURITIES — 102.5% (Cost $138,545,970)		160,947,057
OTHER ASSETS AND LIABILITIES — (2.5)%		(3,961,403)
TOTAL NET ASSETS — 100.0%		$156,985,654

67

Schedule of Investments - Avantis U.S. Small Cap Equity Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	2	September 2026	$295,870	$(2,693)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,977,162. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,182,291, which includes securities collateral of $2,197,960.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$1,819
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$157,894

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(2,693)

See Notes to Financial Statements.
68

Schedule of Investments - Avantis U.S. Small Cap Value Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 98.9%
Aerospace and Defense — 0.0%
AerSale Corp.(1)	62,552	$343,410
Automobile Components — 2.4%
Dana, Inc.	157,650	4,726,347
Dauch Corp.(1)	168,659	1,055,805
Fox Factory Holding Corp.(1)	720	14,710
Gentex Corp.	397,863	8,900,195
Gentherm, Inc.(1)	60,042	2,359,050
Goodyear Tire & Rubber Co.(1)	644,843	4,043,166
LCI Industries	14,875	1,496,871
Lear Corp.	107,309	13,412,552
Motorcar Parts of America, Inc.(1)	27,082	314,693
Phinia, Inc.	73,100	5,002,964
Standard Motor Products, Inc.	19,526	736,521
Stoneridge, Inc.(1)	12,530	86,707
Strattec Security Corp.(1)	6,119	429,187
Visteon Corp.	61,902	6,302,862
		48,881,630
Automobiles — 0.4%
Harley-Davidson, Inc.	265,634	7,331,498
Winnebago Industries, Inc.	11,334	341,040
		7,672,538
Banks — 13.7%
1st Source Corp.	27,853	2,385,052
ACNB Corp.	14,910	969,001
Amalgamated Financial Corp.	28,349	1,362,736
Amerant Bancorp, Inc.	62,780	1,802,414
Ameris Bancorp	28,560	2,406,180
Ames National Corp.	7,949	250,314
Arrow Financial Corp.	21,052	794,502
Associated Banc-Corp.	243,390	7,450,168
Axos Financial, Inc.(1)	94,338	9,130,975
Banc of California, Inc.	82,807	1,541,866
BancFirst Corp.	10,654	1,163,630
Bancorp, Inc.(1)	66,837	4,344,405
Bank of Hawaii Corp.	64,790	4,919,505
Bank of NT Butterfield & Son Ltd.	79,669	4,690,911
Bank OZK	170,463	8,366,324
Bank7 Corp.	6,085	312,526
BankUnited, Inc.	113,304	5,166,662
Bankwell Financial Group, Inc.	8,881	583,837
Banner Corp.	48,482	3,400,527
Bar Harbor Bankshares	14,891	584,174
BayCom Corp.	3,578	106,732
BCB Bancorp, Inc.	3,352	28,660
Beacon Financial Corp.	123,753	3,842,531
Bridgewater Bancshares, Inc.(1)	31,036	653,929
Burke & Herbert Financial Services Corp.	27,226	1,941,486
Business First Bancshares, Inc.	46,373	1,438,490
Byline Bancorp, Inc.	43,562	1,651,871
C&F Financial Corp.	1,247	113,489
69

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
California BanCorp	35,665	$758,951
Camden National Corp.	24,496	1,383,534
Capital Bancorp, Inc.	15,221	550,087
Capital City Bank Group, Inc.	16,459	830,850
Capitol Federal Financial, Inc.	133,139	1,146,327
Carter Bankshares, Inc.	43,756	1,366,937
Cathay General Bancorp	96,548	5,909,703
CB Financial Services, Inc.	235	8,782
Central Pacific Financial Corp.	39,433	1,467,696
CF Bankshares, Inc.	3,011	104,060
Chemung Financial Corp.	5,571	451,641
ChoiceOne Financial Services, Inc.	15,467	513,659
Citizens Financial Services, Inc.	4,825	387,640
City Holding Co.	19,373	2,769,370
Civista Bancshares, Inc.	17,143	462,518
CNB Financial Corp.	42,795	1,447,327
Colony Bankcorp, Inc.	18,639	394,215
Columbia Banking System, Inc.	190,786	5,654,897
Commercial Bancgroup, Inc.	7,603	256,829
Community Bancorp/VT	4,266	172,688
Community Trust Bancorp, Inc.	25,395	1,933,321
Community West Bancshares	14,703	381,249
ConnectOne Bancorp, Inc.	75,914	2,386,736
Customers Bancorp, Inc.(1)	56,126	4,387,931
Dime Commercial Bancshares, Inc.	67,229	2,716,052
Eagle Bancorp Montana, Inc.	5,653	126,345
Eagle Financial Services, Inc.	3,231	133,473
Eastern Bankshares, Inc.	243,566	5,348,709
Enterprise Financial Services Corp.	57,581	3,640,847
Farmers & Merchants Bancorp, Inc.	14,997	509,148
Financial Institutions, Inc.	32,286	1,308,229
First BanCorp	253,745	7,074,411
First Bancorp, Inc.	10,387	355,859
First Bancorp/Southern Pines NC	233	14,779
First Bank	29,042	516,948
First Busey Corp.	127,986	3,852,379
First Business Financial Services, Inc.	11,507	803,994
First Capital, Inc.	1,964	122,023
First Commonwealth Financial Corp.	46,730	967,311
First Community Corp.	2,395	79,274
First Financial Bancorp	11,959	390,222
First Financial Corp.	16,059	1,257,099
First Internet Bancorp	162	4,429
First Interstate BancSystem, Inc., Class A	98,776	3,635,945
First Merchants Corp.	23,417	971,103
First Mid Bancshares, Inc.	37,549	1,868,438
First National Corp.	7,202	220,021
First Northern Community Bancorp(1)	12,605	210,125
First United Corp.	3,934	168,769
First Western Financial, Inc.(1)	900	27,873
Firstsun Capital Bancorp(1)	11,189	447,672
Five Star Bancorp	28,267	1,295,194
Franklin Financial Services Corp.	4,544	281,501
70

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
FS Bancorp, Inc.	5,917	$250,289
Fulton Financial Corp.	296,307	6,951,362
FVCBankcorp, Inc.	9,349	170,713
Glacier Bancorp, Inc.	342	15,838
Great Southern Bancorp, Inc.	13,839	1,083,179
Greene County Bancorp, Inc.	6,102	209,848
Hancock Whitney Corp.	94,624	7,048,542
Hanmi Financial Corp.	42,405	1,314,555
Hawthorn Bancshares, Inc.	617	24,007
Hilltop Holdings, Inc.	32,379	1,232,021
Hingham Institution For Savings(2)	2,173	626,411
Home Bancorp, Inc.	9,354	640,655
HomeTrust Bancshares, Inc.	21,578	1,002,082
Hope Bancorp, Inc.	161,310	2,224,465
Horizon Bancorp, Inc.	743	14,429
Independent Bank Corp. (Michigan)	30,674	1,119,294
International Bancshares Corp.	92,322	6,477,311
Investar Holding Corp.	8,296	249,958
Kearny Financial Corp.	17,555	173,268
Lakeland Financial Corp.	34,331	2,028,619
Landmark Bancorp, Inc.	235	7,468
LCNB Corp.	1,307	25,264
Live Oak Bancshares, Inc.	58,751	2,314,202
MainStreet Bancshares, Inc.	2,999	74,795
Mechanics Bancorp	1,028	16,181
Mercantile Bank Corp.	26,427	1,579,278
Meridian Corp.	9,182	176,937
Metrocity Bankshares, Inc.	34,932	1,216,332
Metropolitan Bank Holding Corp.	14,620	1,327,204
Mid Penn Bancorp, Inc.	25,410	925,178
Midland States Bancorp, Inc.	33,827	1,109,187
MVB Financial Corp.	2,840	85,967
National Bankshares, Inc.	2,528	104,154
NB Bancorp, Inc.	47,655	1,064,136
NBT Bancorp, Inc.	80,469	4,137,716
Northeast Bank	13,281	1,675,398
Northpointe Bancshares, Inc.	32,990	560,500
Northrim BanCorp, Inc.	32,388	828,161
Northwest Bancshares, Inc.	65,371	999,523
Norwood Financial Corp.	8,081	276,047
Oak Valley Bancorp	6,043	202,984
OFG Bancorp	72,926	3,795,798
Old Second Bancorp, Inc.	74,272	1,862,742
OP Bancorp	4,094	61,451
Orange County Bancorp, Inc.	14,128	536,158
Origin Bancorp, Inc.	29,484	1,566,485
Orrstown Financial Services, Inc.	29,273	1,220,684
Parke Bancorp, Inc.	13,547	457,211
Pathward Financial, Inc.	35,055	2,855,580
PCB Bancorp	12,665	346,134
Peapack-Gladstone Financial Corp.	13,690	611,122
Peoples Bancorp of North Carolina, Inc.	3,394	148,318
Peoples Bancorp, Inc.	50,492	1,987,870
71

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Peoples Financial Services Corp.(2)	14,030	$963,440
Plumas Bancorp	9,482	580,583
Ponce Financial Group, Inc.(1)	16,260	329,753
Preferred Bank	19,051	1,951,394
Primis Financial Corp.	18,126	288,203
Princeton Bancorp, Inc.	1,198	50,580
Provident Financial Services, Inc.	209,662	4,906,091
QCR Holdings, Inc.	22,258	2,214,003
RBB Bancorp	19,480	505,506
Red River Bancshares, Inc.	6,519	652,161
Republic Bancorp, Inc., Class A	24,425	2,283,982
Riverview Bancorp, Inc.	2,994	15,569
S&T Bancorp, Inc.	36,810	1,821,359
SB Financial Group, Inc.	380	10,526
ServisFirst Bancshares, Inc.	101,250	4,357,800
Shore Bancshares, Inc.	49,019	1,125,476
Sierra Bancorp	14,817	587,050
SmartFinancial, Inc.	22,299	1,127,214
South Plains Financial, Inc.	16,046	699,606
Southern First Bancshares, Inc.(1)	6,348	389,450
Southern Missouri Bancorp, Inc.	13,532	995,820
Southside Bancshares, Inc.	9,489	299,473
Texas Capital Bancshares, Inc.	69,125	6,717,567
Third Coast Bancshares, Inc.(1)	17,856	796,378
Timberland Bancorp, Inc.	7,473	340,694
Tompkins Financial Corp.	24,095	2,340,106
TriCo Bancshares	39,586	2,113,101
TrustCo Bank Corp.	25,277	1,433,711
Trustmark Corp.	85,266	3,915,415
Union Bankshares, Inc.	156	3,678
United Community Banks, Inc.	162,081	5,646,902
Unity Bancorp, Inc.	10,137	588,250
Univest Financial Corp.	40,163	1,667,568
USCB Financial Holdings, Inc.	10,956	243,661
Valley National Bancorp	291,484	3,975,842
WaFd, Inc.	108,823	3,891,510
Washington Trust Bancorp, Inc.	27,657	1,082,218
WesBanco, Inc.	111,809	4,473,478
West BanCorp, Inc.	19,342	546,411
Westamerica Bancorporation	37,053	2,150,927
WSFS Financial Corp.	21,628	1,675,089
		281,648,573
Beverages — 0.3%
Boston Beer Co., Inc., Class A(1)	21,410	3,806,912
MGP Ingredients, Inc.	25,387	421,678
National Beverage Corp.	41,282	1,305,750
		5,534,340
Biotechnology — 0.3%
Alkermes PLC(1)	333	15,648
Anika Therapeutics, Inc.(1)	863	18,011
Emergent BioSolutions, Inc.(1)	133,507	814,393
MiMedx Group, Inc.(1)	111,559	506,478
Myriad Genetics, Inc.(1)	228,305	735,142
72

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Puma Biotechnology, Inc.(1)	108,294	$986,558
Q32 Bio, Inc.(1)	50,628	752,838
Rigel Pharmaceuticals, Inc.(1)	59,365	2,741,476
Seres Therapeutics, Inc.(1)	1,176	5,774
XBiotech, Inc.(1)	282	643
		6,576,961
Broadline Retail — 0.9%
Dillard's, Inc., Class A	2,962	1,854,123
Kohl's Corp.	281,055	5,008,400
Macy's, Inc.	560,617	12,311,150
		19,173,673
Building Products — 1.0%
Apogee Enterprises, Inc.	58,557	2,287,236
Quanex Building Products Corp.	117,113	2,250,912
Tecnoglass Holdings, Inc.	58,351	2,316,535
Trex Co., Inc.(1)	256,504	11,691,452
UFP Industries, Inc.	29,601	2,501,877
		21,048,012
Capital Markets — 1.4%
Artisan Partners Asset Management, Inc., Class A	51,737	2,202,444
Oppenheimer Holdings, Inc., Class A	18,314	2,175,520
StoneX Group, Inc.(1)	145,728	9,979,453
Victory Capital Holdings, Inc., Class A	79,651	9,399,615
Virtus Investment Partners, Inc.	8,922	1,476,591
Webull Corp.(1)	454,767	4,311,191
WisdomTree, Inc.(2)	667	16,048
		29,560,862
Chemicals — 2.8%
AdvanSix, Inc.	54,593	917,708
Alto Ingredients, Inc.(1)	126,611	501,380
American Vanguard Corp.(1)	5,366	11,805
Ascent Industries Co.(1)	700	10,619
Ashland, Inc.	86,480	6,341,578
Aspen Aerogels, Inc.(1)	184,436	909,269
Cabot Corp.	157,383	13,017,148
Chemours Co.	40,660	632,670
Core Molding Technologies, Inc.(1)	3,833	96,017
FMC Corp.	426,776	4,920,727
Huntsman Corp.	474,724	4,547,856
Intrepid Potash, Inc.(1)	28,591	1,105,614
Koppers Holdings, Inc.	55,294	2,536,336
Kronos Worldwide, Inc.	31,395	276,904
LSB Industries, Inc.(1)	201,356	2,148,469
Mativ Holdings, Inc.	108,922	1,295,083
Mosaic Co.	192,966	4,654,340
NewMarket Corp.	8,585	7,706,754
Orion SA	193,675	1,208,532
Rayonier Advanced Materials, Inc.(1)	2,721	23,373
Stepan Co.	64,485	4,037,406
Valhi, Inc.	749	13,999
		56,913,587
Commercial Services and Supplies — 0.6%
ACCO Brands Corp.	39,186	167,716
73

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Civeo Corp.(1)	26,514	$886,363
Ennis, Inc.	64,655	1,379,738
Healthcare Services Group, Inc.(1)	154,816	3,404,404
Interface, Inc.	173,094	6,563,724
Virco Mfg. Corp.	25,345	152,070
		12,554,015
Communications Equipment — 1.0%
Aviat Networks, Inc.(1)	100	1,993
BK Technologies Corp.(1)	991	71,719
Harmonic, Inc.(1)	187,487	2,246,094
Viasat, Inc.(1)	186,899	12,572,696
Vistance Networks, Inc.(1)	885,323	5,586,388
		20,478,890
Construction and Engineering — 1.2%
Ameresco, Inc., Class A(1)	84,703	1,873,630
Fluor Corp.(1)	122,839	6,695,954
Matrix Service Co.(1)	73,891	798,762
NWPX Infrastructure, Inc.(1)	31,499	3,462,370
Tutor Perini Corp.	132,618	11,739,345
		24,570,061
Construction Materials — 0.7%
Eagle Materials, Inc.	74,267	14,427,107
Titan America SA(1)	57,427	856,811
		15,283,918
Consumer Finance — 2.3%
Atlanticus Holdings Corp.(1)	11,756	1,063,565
Bread Financial Holdings, Inc.	77,235	8,068,740
Consumer Portfolio Services, Inc.(1)	6,386	58,943
Credit Acceptance Corp.(1)	7,198	4,316,928
Encore Capital Group, Inc.(1)	45,062	4,371,465
Green Dot Corp., Class A(1)	112,292	1,492,361
Happen, Inc.(1)	193,338	3,398,882
Jefferson Capital, Inc.	31,333	652,040
Medallion Financial Corp.(2)	1,917	22,659
Navient Corp.	88,171	838,506
Nelnet, Inc., Class A	22,356	2,800,536
NerdWallet, Inc., Class A(1)	31,081	307,080
OneMain Holdings, Inc.	97,164	6,068,863
Oportun Financial Corp.(1)	43,360	318,696
OppFi, Inc.(1)	42,432	294,054
PRA Group, Inc.(1)	84,506	1,590,403
Regional Management Corp.	11,277	361,879
SLM Corp.	361,809	9,396,180
World Acceptance Corp.(1)	4,001	735,424
		46,157,204
Consumer Staples Distribution & Retail — 1.5%
Grocery Outlet Holding Corp.(1)	312,513	3,734,530
HF Foods Group, Inc.(1)	1,687	3,020
Ingles Markets, Inc., Class A	40,669	3,326,724
Natural Grocers by Vitamin Cottage, Inc.	31,289	856,380
PriceSmart, Inc.	51,092	8,686,151
Sprouts Farmers Market, Inc.(1)	16,790	1,377,452
United Natural Foods, Inc.(1)	211,747	9,287,223
74

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Village Super Market, Inc., Class A	23,060	$998,037
Weis Markets, Inc.	42,443	3,015,575
		31,285,092
Containers and Packaging — 1.2%
Graphic Packaging Holding Co.	675,545	7,566,104
Greif, Inc., Class A	33,658	2,785,199
Greif, Inc., Class B	4,327	457,104
Sonoco Products Co.	173,939	9,592,736
TriMas Corp.	110,519	4,285,927
		24,687,070
Distributors — 0.3%
GigaCloud Technology, Inc., Class A(1)	69,939	3,394,140
Gold.com, Inc.	50,965	2,291,896
Weyco Group, Inc.	4,073	182,348
		5,868,384
Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	29,585	1,350,555
Coursera, Inc.(1)	429,249	2,798,703
Grand Canyon Education, Inc.(1)	30	4,444
Laureate Education, Inc., Class A(1)	132	4,954
Perdoceo Education Corp.	134,115	4,457,983
Phoenix Education Partners, Inc.(2)	5,851	170,323
Stride, Inc.(1)	74,904	6,493,428
		15,280,390
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	22,865	689,837
Iridium Communications, Inc.	245,136	11,516,489
Liberty Capital Corp., Class A(1)	8,308	221,824
Liberty Capital Corp., Class C(1)	85,911	2,236,263
Liberty Global Ltd., Class A(1)	250,723	2,695,272
Liberty Global Ltd., Class C(1)	224,338	2,353,306
Shenandoah Telecommunications Co.	76,148	941,951
		20,654,942
Electrical Equipment — 0.6%
Atkore, Inc.	101,194	9,480,866
Broadwind, Inc.(1)	45,778	196,846
EnerSys	3,885	714,296
Sunrun, Inc.(1)	246,055	2,108,691
		12,500,699
Electronic Equipment, Instruments and Components — 1.6%
908 Devices, Inc.(1)(2)	68,813	734,235
Arrow Electronics, Inc.(1)	56,266	11,502,458
Avnet, Inc.	1,233	110,427
Benchmark Electronics, Inc.	111,564	7,840,718
Climb Global Solutions, Inc.	10,111	288,467
Daktronics, Inc.(1)	79,667	1,555,896
Ingram Micro Holding Corp.	167,515	4,718,898
Kimball Electronics, Inc.(1)	72,639	1,715,733
Methode Electronics, Inc.(2)	75,306	1,372,828
ScanSource, Inc.(1)	59,095	3,373,734
		33,213,394
Energy Equipment and Services — 6.6%
Archrock, Inc.	381,429	12,022,642
75

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Bristow Group, Inc.	50,807	$2,306,130
DMC Global, Inc.(1)	8,947	63,255
Energy Services of America Corp.	2,036	23,719
Expro Ltd.(1)	50,669	918,122
Forum Energy Technologies, Inc.(1)	18,268	1,497,428
Helix Energy Solutions Group, Inc.(1)	255,087	2,627,396
Helmerich & Payne, Inc.	190,363	8,296,020
Innovex International, Inc.(1)	67,428	2,068,017
Kodiak Gas Services, Inc.	135,732	7,976,970
Liberty Energy, Inc., Class A	323,795	6,381,999
Nabors Industries Ltd.(1)	35,441	3,318,695
Natural Gas Services Group, Inc.	24,861	875,107
Noble Corp. PLC	228,626	10,477,930
NOV, Inc.	455,070	9,688,440
Oceaneering International, Inc.(1)	208,261	10,779,589
Oil States International, Inc.(1)	100,743	888,553
Patterson-UTI Energy, Inc.	830,121	10,492,729
Ranger Energy Services, Inc.	23,514	392,684
RPC, Inc.	177,935	1,161,916
Seadrill Ltd.(1)	88,464	4,309,966
Select Water Solutions, Inc., Class A	186,392	3,634,644
Smart Sand, Inc.	23,705	124,925
TETRA Technologies, Inc.(1)	203,914	1,407,007
Tidewater, Inc.(1)	85,572	7,968,465
Transocean Ltd.(1)	1,898,395	11,029,675
Valaris Ltd.(1)	13,964	1,206,071
Weatherford International PLC	127,276	12,443,775
		134,381,869
Entertainment — 0.1%
Firy, Inc.(1)	4,038	39,936
Marcus Corp.	67,905	1,930,539
Starz Entertainment Corp.(1)	161	4,262
		1,974,737
Financial Services — 3.1%
Acacia Research Corp.(1)	6,117	27,160
Alerus Financial Corp.	16,578	545,416
Cass Information Systems, Inc.	7,695	431,766
Dlocal Ltd.	111,075	1,647,242
Enact Holdings, Inc.(2)	41,958	2,022,376
Essent Group Ltd.	144,257	9,746,003
Federal Agricultural Mortgage Corp., Class C	16,393	3,604,821
Finance of America Cos., Inc., Class A(1)	2,339	41,517
Jackson Financial, Inc., Class A	45,447	6,063,993
Merchants Bancorp	33,928	1,785,970
MGIC Investment Corp.	343,278	10,521,471
NewtekOne, Inc.	47,355	558,315
NMI Holdings, Inc., Class A(1)	130,624	5,793,174
Onity Group, Inc.(1)	7,447	254,985
PennyMac Financial Services, Inc.	31,578	2,308,668
Radian Group, Inc.	221,810	7,954,107
Velocity Financial, Inc.(1)	11,271	202,314
Voya Financial, Inc.	97,546	9,883,361
Waterstone Financial, Inc.	8,858	185,664
		63,578,323
76

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Food Products — 2.3%
Cal-Maine Foods, Inc.	142,069	$11,212,086
Del Monte Corp.	89,518	2,835,930
Ingredion, Inc.	158,503	16,398,720
J&J Snack Foods Corp.	36,900	3,253,842
John B Sanfilippo & Son, Inc.	23,383	1,723,093
Lamb Weston Holdings, Inc.	33,715	1,838,479
Mission Produce, Inc.(1)	96,688	1,229,871
Pilgrim's Pride Corp.(1)	51,724	1,623,099
Seaboard Corp.	414	1,618,844
Seneca Foods Corp., Class A(1)	18,370	3,642,587
Simply Good Foods Co.(1)	74,833	856,838
Village Farms International, Inc.(1)	23,753	68,409
		46,301,798
Ground Transportation — 2.6%
ArcBest Corp.	77,027	10,627,415
Covenant Logistics Group, Inc.	55,901	1,976,101
Lyft, Inc., Class A(1)	1,191,548	20,137,161
Marten Transport Ltd.	69,761	1,005,954
PAMT Corp.(1)	17	206
Proficient Auto Logistics, Inc.(1)	19,454	98,048
Ryder System, Inc.	31,214	7,630,575
Schneider National, Inc., Class B	105,873	3,653,677
Universal Logistics Holdings, Inc.(2)	3,262	60,934
Werner Enterprises, Inc.	178,645	6,999,311
		52,189,382
Health Care Equipment and Supplies — 1.6%
Acme United Corp.(2)	4,204	261,993
Bioventus, Inc., Class A(1)	116,969	1,596,627
Enovis Corp.(1)	165,181	4,061,801
Kewaunee Scientific Corp.(1)	3,650	137,495
Lantheus Holdings, Inc.(1)	180,862	18,259,827
LivaNova PLC(1)	87,137	6,954,404
Pro-Dex, Inc.(1)	100	6,210
QuidelOrtho Corp.(1)	157,469	2,272,278
Utah Medical Products, Inc.	197	14,013
Varex Imaging Corp.(1)	488	9,023
		33,573,671
Health Care Providers and Services — 0.9%
Acadia Healthcare Co., Inc.(1)	145,780	4,017,697
Ardent Health, Inc.(1)	58,867	636,941
InfuSystem Holdings, Inc.(1)	32,227	391,558
Nutex Health, Inc.(1)(2)	18,462	3,484,887
PACS Group, Inc.(1)	100,897	4,268,952
Progyny, Inc.(1)	227,652	5,825,615
		18,625,650
Health Care Technology — 0.2%
CareCloud, Inc.(1)	4,479	10,526
Teladoc Health, Inc.(1)	601,847	3,815,710
		3,826,236
Hotels, Restaurants and Leisure — 2.1%
Accel Entertainment, Inc.(1)	94,899	1,104,624
BJ's Restaurants, Inc.(1)	54,317	3,454,018
77

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Bloomin' Brands, Inc.(1)	209,561	$2,158,478
Boyd Gaming Corp.	106,679	8,277,224
Cheesecake Factory, Inc.	95,966	10,507,317
Cracker Barrel Old Country Store, Inc.(2)	57,595	3,181,548
Life Time Group Holdings, Inc.(1)	114,354	4,805,155
Monarch Casino & Resort, Inc.	28,296	3,408,253
ONE Group Hospitality, Inc.(1)	4,532	7,614
Pursuit Attractions & Hospitality, Inc.(1)	28,223	1,354,704
RCI Hospitality Holdings, Inc.	10,689	311,371
Super Group SGHC Ltd.	196,863	2,665,525
Target Hospitality Corp.(1)	107,096	1,983,418
		43,219,249
Household Durables — 1.9%
Bassett Furniture Industries, Inc.	2,036	38,277
Century Communities, Inc.	43,011	2,905,393
Cricut, Inc., Class A	77,653	458,153
Ethan Allen Interiors, Inc.	34,281	810,746
Flexsteel Industries, Inc.	4,324	343,931
Hamilton Beach Brands Holding Co., Class A	2,899	91,058
Helen of Troy Ltd.(1)	47,424	1,427,462
Hooker Furnishings Corp.	6,211	81,364
Hovnanian Enterprises, Inc., Class A(1)	11,616	1,441,894
KB Home	102,359	5,455,735
La-Z-Boy, Inc.	88,943	2,814,156
Legacy Housing Corp.(1)	3,900	109,707
LGI Homes, Inc.(1)	33,416	1,869,291
Lifetime Brands, Inc.(2)	9,599	90,710
Lovesac Co.(1)	22,475	350,498
M/I Homes, Inc.(1)	28,728	4,275,014
Meritage Homes Corp.	65,515	4,548,706
Mohawk Industries, Inc.(1)	97,393	12,490,652
Traeger, Inc.(1)	1,812	101,563
Universal Electronics, Inc.	3,515	16,028
		39,720,338
Household Products — 0.7%
Central Garden & Pet Co.(1)	25,677	1,103,598
Central Garden & Pet Co., Class A(1)	152,755	5,684,014
Oil-Dri Corp. of America	22,829	2,054,153
Spectrum Brands Holdings, Inc.	73,810	6,370,541
		15,212,306
Independent Power and Renewable Electricity Producers — 0.6%
Hallador Energy Co.(1)	92,718	1,537,264
Montauk Renewables, Inc.(1)(2)	44,200	76,024
Ormat Technologies, Inc.	78,286	7,985,172
XPLR Infrastructure LP(1)	147,909	1,774,908
		11,373,368
Insurance — 6.5%
American Coastal Insurance Corp., Class C	29,244	276,941
American Integrity Insurance Group, Inc.	17,396	452,296
AMERISAFE, Inc.	16,613	432,603
Assured Guaranty Ltd.	51,924	3,878,723
Axis Capital Holdings Ltd.	59,307	5,858,345
Bowhead Specialty Holdings, Inc.(1)	26,343	883,017
78

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Brighthouse Financial, Inc.(1)	124,427	$6,597,120
CNO Financial Group, Inc.	164,061	8,988,902
Crawford & Co., Class A	609	7,990
Donegal Group, Inc., Class A	19,555	373,892
Employers Holdings, Inc.	29,743	1,460,084
Exzeo Group, Inc.(1)	87,287	1,464,676
F&G Annuities & Life, Inc.	56,594	1,346,937
First American Financial Corp.	69,044	5,103,732
Genworth Financial, Inc., Class A(1)	468,042	4,652,337
Greenlight Capital Re Ltd., Class A(1)	28,498	432,030
Hanover Insurance Group, Inc.	30,909	6,988,834
HCI Group, Inc.	20,429	3,794,278
Heritage Insurance Holdings, Inc.(1)	45,914	1,543,629
Hippo Holdings, Inc.(1)	32,275	1,060,879
Horace Mann Educators Corp.	48,640	2,475,290
Investors Title Co.	1,907	561,421
James River Group Holdings, Inc.	17,240	69,132
Kingstone Cos., Inc.	13,850	272,152
Lincoln National Corp.	132,191	5,630,015
Mercury General Corp.	50,088	5,106,972
NI Holdings, Inc.(1)	1,243	18,645
Oscar Health, Inc., Class A(1)	416,395	12,475,194
Palomar Holdings, Inc.	43,235	5,731,664
Pelagos Insurance Capital Ltd.	89,599	2,187,112
RLI Corp.	126,688	8,040,887
Root, Inc., Class A(1)	14,997	832,184
Safety Insurance Group, Inc.	7,688	797,553
Selective Insurance Group, Inc.	99,107	9,047,478
SiriusPoint Ltd.(1)	211,799	5,123,418
Skyward Specialty Insurance Group, Inc.(1)	70,108	4,024,900
Slide Insurance Holdings, Inc.	134,470	3,126,427
Tiptree, Inc.	672	12,445
Trupanion, Inc.(1)	46,126	1,344,573
United Fire Group, Inc.	41,542	2,237,868
Universal Insurance Holdings, Inc.	49,491	2,127,123
White Mountains Insurance Group Ltd.	2,753	5,786,834
		132,626,532
Interactive Media and Services — 0.7%
Cars.com, Inc.(1)	165,241	1,933,320
EverQuote, Inc., Class A(1)	89,837	2,285,453
Yelp, Inc.(1)	141,277	3,157,541
Ziff Davis, Inc.(1)	130,444	7,193,987
		14,570,301
IT Services — 0.8%
DXC Technology Co.(1)	408,010	4,610,513
EPAM Systems, Inc.(1)	40,253	4,743,011
Kyndryl Holdings, Inc.(1)	525,451	7,067,316
Whitefiber, Inc.(1)(2)	41,189	779,296
WidePoint Corp.(1)	3,998	40,699
		17,240,835
Leisure Products — 1.2%
American Outdoor Brands, Inc.(1)	786	8,308
Brunswick Corp.	121,920	9,253,728
79

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Clarus Corp.	11,600	$43,152
Escalade, Inc.	413	8,326
Funko, Inc., Class A(1)	46,483	312,366
JAKKS Pacific, Inc.	9,549	239,775
Johnson Outdoors, Inc., Class A	903	40,635
Latham Group, Inc.(1)	22,684	160,376
Malibu Boats, Inc., Class A(1)	26,905	725,359
Polaris, Inc.	97,562	6,296,652
Smith & Wesson Brands, Inc.	98,828	1,257,092
YETI Holdings, Inc.(1)	125,369	5,146,397
		23,492,166
Life Sciences Tools and Services — 0.1%
Azenta, Inc.(1)	42,975	1,403,134
OmniAb, Inc.(1)	2,677	663
OmniAb, Inc.(1)	2,677	431
		1,404,228
Machinery — 1.4%
Albany International Corp., Class A	95,734	5,306,536
Blue Bird Corp.(1)	36,859	2,143,351
Commercial Vehicle Group, Inc.(1)	50,596	156,848
Greenbrier Cos., Inc.	87,382	3,938,307
Hyster-Yale, Inc.	17,459	591,162
L.B. Foster Co., Class A(1)	27,722	1,039,852
Lindsay Corp.	25,689	2,951,923
Luxfer Holdings PLC	4,252	73,049
Manitowoc Co., Inc.(1)	40,127	779,266
Miller Industries, Inc.	35,667	1,998,065
Park-Ohio Holdings Corp.	30,179	1,361,978
Taylor Devices, Inc.(1)(2)	281	16,866
Tennant Co.	8,138	566,405
Titan International, Inc.(1)	29,809	214,327
Trinity Industries, Inc.	240,509	6,931,469
		28,069,404
Marine Transportation — 1.8%
Costamare Bulkers Holdings Ltd.(1)	1,294	26,488
Costamare, Inc.	129,983	1,986,140
Genco Shipping & Trading Ltd.	87,899	2,305,591
Kirby Corp.(1)	76,686	10,878,676
Matson, Inc.	92,567	20,809,988
Safe Bulkers, Inc.	143,286	1,236,558
		37,243,441
Media — 0.3%
Advantage Solutions, Inc.(1)(2)	208	6,858
AMC Global Media, Inc., Class A(1)	95,961	1,208,149
Entravision Communications Corp., Class A	191,374	1,529,078
Grandstand Ltd.(1)	7,446	13,775
PubMatic, Inc., Class A(1)	97,533	1,621,974
Scholastic Corp.	34,556	1,326,950
TechTarget, Inc.(1)(2)	15,639	60,523
		5,767,307
Metals and Mining — 0.6%
Ampco-Pittsburgh Corp.(1)	4,109	35,255
Caledonia Mining Corp. PLC	28,823	729,510
80

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Compass Minerals International, Inc.(1)	129,255	$3,213,279
Kaiser Aluminum Corp.	18,014	2,860,263
McEwen, Inc.(1)	11,334	228,494
Metallus, Inc.(1)	60,781	1,186,445
Ramaco Resources, Inc., Class B(1)	1,390	10,508
SunCoke Energy, Inc.	219,418	2,266,588
Tredegar Corp.(1)	23,820	183,176
Worthington Steel, Inc.	45,873	1,580,325
		12,293,843
Oil, Gas and Consumable Fuels — 9.0%
American Resources Corp.(2)	47,745	112,678
Amplify Energy Corp.(1)	52,838	259,963
Ardmore Shipping Corp.	74,178	1,289,955
BKV Corp.(1)	66,049	1,595,744
Chord Energy Corp.	87,800	12,916,258
Clean Energy Fuels Corp.(1)	130,558	207,587
CNX Resources Corp.(1)	272,320	9,907,002
Comstock Resources, Inc.(1)	89,694	1,294,284
Core Natural Resources, Inc.	65,603	6,711,187
Crescent Energy Co., Class A	648,837	8,882,578
DHT Holdings, Inc.	289,189	5,668,104
Dorian LPG Ltd.	89,405	4,473,826
Epsilon Energy Ltd.(2)	9,289	57,870
Evolution Petroleum Corp.	14,420	53,354
FutureFuel Corp.	2,080	10,962
Gran Tierra Energy, Inc.(1)	58,223	590,963
Granite Ridge Resources, Inc.(2)	163,990	824,870
Gulfport Energy Corp.(1)	28,578	5,128,322
HighPeak Energy, Inc.(2)	41,225	337,633
International Seaways, Inc.	109,445	10,795,655
Kimbell Royalty Partners LP	192,688	2,880,686
Kosmos Energy Ltd.(1)	1,338,941	3,829,371
Magnolia Oil & Gas Corp., Class A	476,514	12,794,401
Matador Resources Co.	275,896	16,004,727
Murphy Oil Corp.	309,792	11,282,625
NACCO Industries, Inc., Class A	2,354	100,728
Navigator Holdings Ltd.	62,623	1,384,595
Northern Oil & Gas, Inc.	229,884	5,979,283
Par Pacific Holdings, Inc.(1)	112,865	9,020,171
Peabody Energy Corp.	170,438	5,060,304
PrimeEnergy Resources Corp.(1)	1,894	399,785
REX American Resources Corp.(1)	12,946	531,822
Riley Exploration Permian, Inc.	36,025	1,406,056
SandRidge Energy, Inc.	44,285	625,304
Scorpio Tankers, Inc.	81,953	6,462,814
SFL Corp. Ltd.	275,787	3,433,548
SM Energy Co.	413,387	15,369,729
Talos Energy, Inc.(1)	308,759	5,329,180
Teekay Corp. Ltd.	117,906	1,551,643
Teekay Tankers Ltd., Class A	50,366	4,514,808
VAALCO Energy, Inc.	227,549	1,351,641
Vitesse Energy, Inc.(2)	56,030	979,965
World Kinect Corp.	64,277	2,297,903
		183,709,884
81

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Paper and Forest Products — 0.2%
Magnera Corp.(1)	85,924	$1,079,205
Sylvamo Corp.	69,000	2,478,480
		3,557,685
Passenger Airlines — 1.5%
Alaska Air Group, Inc.(1)	288,576	11,926,846
Allegiant Travel Co.(1)	81,495	6,197,695
Republic Airways Holdings, Inc.(1)(2)	34,764	605,241
SkyWest, Inc.(1)	126,928	12,015,005
		30,744,787
Personal Care Products — 0.5%
Edgewell Personal Care Co.	148,056	4,252,168
Honest Co., Inc.(1)	300,886	1,721,068
Interparfums, Inc.	34,160	4,011,409
Medifast, Inc.(1)	14,742	178,968
Nature's Sunshine Products, Inc.(1)	27,862	394,247
Nu Skin Enterprises, Inc., Class A	83,339	390,860
USANA Health Sciences, Inc.(1)	552	7,872
		10,956,592
Pharmaceuticals — 1.0%
Amphastar Pharmaceuticals, Inc.(1)	80,308	1,809,339
ANI Pharmaceuticals, Inc.(1)	59,452	4,354,859
Collegium Pharmaceutical, Inc.(1)	40,900	1,006,549
CorMedix, Inc.(1)(2)	225,578	1,863,274
Harmony Biosciences Holdings, Inc.(1)	162,870	6,413,820
Pacira BioSciences, Inc.(1)	49,853	1,291,193
Perrigo Co. PLC	261,462	3,827,804
SIGA Technologies, Inc.	2,928	9,194
		20,576,032
Professional Services — 1.7%
Alight, Inc., Class A	71,589	1,024,439
Barrett Business Services, Inc.	70,839	2,436,862
Clarivate PLC(1)	1,033,623	2,118,927
Conduent, Inc.(1)	13,109	22,547
IBEX Holdings Ltd.(1)	30,529	1,174,145
Kelly Services, Inc., Class A	116,248	1,999,466
Kforce, Inc.	46,511	2,678,103
Korn Ferry	44,000	3,764,200
ManpowerGroup, Inc.	153,714	9,676,296
Paycom Software, Inc.	35,766	8,551,651
Upwork, Inc.(1)	124,006	1,119,774
		34,566,410
Real Estate Management and Development — 0.3%
AMREP Corp.(1)	100	2,313
Douglas Elliman, Inc.(1)	1,215	2,248
Forestar Group, Inc.(1)	53,820	1,521,491
Howard Hughes Holdings, Inc.(1)	81,463	5,224,222
		6,750,274
Semiconductors and Semiconductor Equipment — 0.3%
Photronics, Inc.(1)	153,877	4,330,099
Wolfspeed, Inc.(1)	91,298	2,501,565
		6,831,664
Software — 1.8%
Cleanspark, Inc.(1)	433,041	5,031,936
82

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
InterDigital, Inc.	11,170	$3,742,285
OneSpan, Inc.	83,253	1,375,340
Pagaya Technologies Ltd., Class A(1)	277,290	6,028,285
Qualys, Inc.(1)	98,182	18,275,597
Sprinklr, Inc., Class A(1)	241,605	1,983,577
Telos Corp.(1)	22,247	107,231
Xperi, Inc.(1)	17,318	102,869
		36,647,120
Specialty Retail — 5.6%
Abercrombie & Fitch Co., Class A(1)	95,775	13,703,487
Academy Sports & Outdoors, Inc.	97,816	4,202,175
Advance Auto Parts, Inc.(2)	121,821	5,138,410
American Eagle Outfitters, Inc.	327,825	5,451,730
Arhaus, Inc.	84,071	732,258
ARKO Petroleum Corp.	9,363	169,938
Asbury Automotive Group, Inc.(1)	17,799	3,762,709
Barnes & Noble Education, Inc.	32,712	395,815
Bob's Discount Furniture, Inc.(1)	47,787	804,255
Buckle, Inc.	56,573	2,410,010
Build-A-Bear Workshop, Inc.(2)	22,469	680,137
Caleres, Inc.	47,972	584,299
CarMax, Inc.(1)	234,558	14,385,442
Citi Trends, Inc.(1)	17,020	1,158,466
Designer Brands, Inc., Class A(2)	64,581	353,258
Duluth Holdings, Inc., Class B(1)	5,416	19,931
Floor & Decor Holdings, Inc., Class A(1)	52,459	2,637,114
Gap, Inc.	274,247	6,118,451
Genesco, Inc.(1)	16,425	549,745
Haverty Furniture Cos., Inc.	19,905	542,809
Lands' End, Inc.(1)(2)	14,187	167,832
Lithia Motors, Inc.	40,788	14,982,248
MarineMax, Inc.(1)	46,032	2,401,950
Sally Beauty Holdings, Inc.(1)	180,165	2,951,103
Shoe Station Group, Inc.	26,998	369,873
Signet Jewelers Ltd.	89,062	7,328,021
Sonic Automotive, Inc., Class A	227	17,853
Tile Shop Holdings, Inc.(1)	548	1,408
Upbound Group, Inc.	106,049	1,940,697
Urban Outfitters, Inc.(1)	126,791	10,230,766
Victoria's Secret & Co.(1)	116,739	9,970,678
Zumiez, Inc.(1)	9,179	164,304
		114,327,172
Technology Hardware, Storage and Peripherals — 0.1%
Diebold Nixdorf, Inc.(1)	40,004	2,713,871
Immersion Corp.	33,777	256,030
		2,969,901
Textiles, Apparel and Luxury Goods — 2.2%
Carter's, Inc.	76,596	2,480,944
Columbia Sportswear Co.	47,521	2,727,705
Crocs, Inc.(1)	98,920	11,907,990
Ermenegildo Zegna NV	154,373	2,096,385
Fossil Group, Inc.(1)	63,018	313,200
G-III Apparel Group Ltd.	74,043	2,413,061
83

Schedule of Investments - Avantis U.S. Small Cap Value Fund

	Shares	Value
Movado Group, Inc.	22,635	$763,479
Oxford Industries, Inc.	32,969	1,262,383
PVH Corp.	93,545	6,937,297
Rocky Brands, Inc.	2,350	106,244
Steven Madden Ltd.	59,185	2,555,608
Superior Group of Cos., Inc.(2)	14,433	172,474
Under Armour, Inc., Class A(1)	331,422	1,670,367
Under Armour, Inc., Class C(1)	188,292	928,280
Unifi, Inc.(1)	4,426	32,708
Vera Bradley, Inc.(1)	9,946	33,816
VF Corp.	640,722	8,611,304
		45,013,245
Trading Companies and Distributors — 2.2%
Boise Cascade Co.	8,261	644,440
EquipmentShare.com, Inc., Class A(1)	173,186	3,049,805
GATX Corp.	106,059	18,552,901
Global Industrial Co.	18,767	733,790
Karat Packaging, Inc.	19,406	924,502
McGrath RentCorp	11,020	1,239,089
NPK International, Inc.(1)	80,588	1,070,209
Rush Enterprises, Inc., Class A	178,998	13,752,416
Rush Enterprises, Inc., Class B	24,393	1,896,312
Titan Machinery, Inc.(1)	68,791	1,415,031
Willis Lease Finance Corp.	31,483	1,704,175
		44,982,670
Wireless Telecommunication Services — 0.5%
Array Digital Infrastructure, Inc.	32,604	1,195,263
Telephone & Data Systems, Inc.	252,252	8,495,847
		9,691,110
TOTAL COMMON STOCKS (Cost $1,691,651,990)		2,027,897,175
RIGHTS — 0.0%
Software — 0.0%
Gen Digital, Inc.(1) (Cost $46,543)	11,934	62,057
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,244,021	12,244,021
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,168,753	12,168,753
TOTAL SHORT-TERM INVESTMENTS (Cost $24,412,774)		24,412,774
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,716,111,307)		2,052,372,006
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,980,536)
TOTAL NET ASSETS — 100.0%		$2,049,391,470

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	14	September 2026	$2,071,090	$(5,972)
^Amount represents value and unrealized appreciation (depreciation).

84

Schedule of Investments - Avantis U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $12,781,687. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $13,821,150, which includes securities collateral of $1,652,397.

FAIR VALUE MEASUREMENTS
As of period end, the fund's investment securities and other financial instruments were classified as Level 1.

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$12,730
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$1,345,588

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(295,276)

See Notes to Financial Statements.
85

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value	$724,214,569	$843,200,784
Investment made with cash collateral received for securities on loan, at value	1,219,358	529,859
Cash	46,480	—
Deposits with broker for futures contracts	103,995	129,994
Receivable for investments sold	5,176	17,716,288
Receivable for capital shares sold	97,319	1,041,062
Dividends and interest receivable	716,510	1,131,251
Securities lending receivable	991	489
	726,404,398	863,749,727

Liabilities
Payable for collateral received for securities on loan	1,219,358	529,859
Payable for investments purchased	—	19,661,794
Payable for capital shares redeemed	718,157	432,461
Payable for variation margin on futures contracts	4,480	5,600
Accrued management fees	48,998	102,683
	1,990,993	20,732,397

Net Assets	$724,413,405	$843,017,330

Net Assets Consist of:
Capital paid in	$474,772,731	$589,867,288
Distributable earnings (loss)	249,640,674	253,150,042
	$724,413,405	$843,017,330

Investment securities, at cost	$482,318,635	$710,865,421
Investment securities on loan, at value	$1,742,939	$804,370
Investment made with cash collateral received for securities on loan, at cost	$1,219,358	$529,859

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$389,820,038	15,846,907	$24.60
G Class	$334,593,367	13,582,237	$24.63
Avantis U.S. Large Cap Value Fund
Institutional Class	$811,940,582	40,481,037	$20.06
G Class	$31,076,748	1,548,316	$20.07

See Notes to Financial Statements.
86

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value	$156,962,726	$2,040,203,253
Investment made with cash collateral received for securities on loan, at value	3,984,331	12,168,753
Cash	100,885	7,412,927
Deposits with broker for futures contracts	22,224	155,566
Receivable for investments sold	—	24,503,947
Receivable for capital shares sold	1,935	7,262,507
Dividends and interest receivable	127,470	1,904,598
Securities lending receivable	4,215	5,169
	161,203,786	2,093,616,720

Liabilities
Payable for collateral received for securities on loan	3,984,331	12,168,753
Payable for investments purchased	—	27,056,318
Payable for capital shares redeemed	198,086	4,578,061
Payable for variation margin on futures contracts	1,819	12,730
Accrued management fees	33,896	409,388
	4,218,132	44,225,250

Net Assets	$156,985,654	$2,049,391,470

Net Assets Consist of:
Capital paid in	$121,870,063	$1,561,205,111
Distributable earnings (loss)	35,115,591	488,186,359
	$156,985,654	$2,049,391,470

Investment securities, at cost	$134,561,639	$1,703,942,554
Investment securities on loan, at value	$5,977,162	$12,781,687
Investment made with cash collateral received for securities on loan, at cost	$3,984,331	$12,168,753

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Equity Fund
Institutional Class	$156,215,648	10,798,283	$14.47
G Class	$770,006	53,121	$14.50
Avantis U.S. Small Cap Value Fund
Institutional Class	$1,964,371,434	91,344,058	$21.51
G Class	$85,020,036	3,946,597	$21.54

See Notes to Financial Statements.
87

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$10,371,391	$10,436,808
Interest	103,262	141,208
Securities lending, net	11,367	4,690
Less foreign taxes withheld	(2,654)	—
	10,483,366	10,582,706

Expenses:
Management fees	1,201,107	977,702
Trustees' fees and expenses	8,658	—
Other expenses	433	690
	1,210,198	978,392
Fees waived - G Class	(397,637)	(40,873)
	812,561	937,519

Net investment income (loss)	9,670,805	9,645,187

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	190,732,733	120,108,390
Futures contract transactions	126,756	304,922
	190,859,489	120,413,312

Change in net unrealized appreciation (depreciation) on:
Investments	(27,403,994)	78,139,699
Futures contracts	3,094	(80,514)
	(27,400,900)	78,059,185

Net realized and unrealized gain (loss)	163,458,589	198,472,497

Net Increase (Decrease) in Net Assets Resulting from Operations	$173,129,394	$208,117,684

See Notes to Financial Statements.
88

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$1,828,623	$26,046,563
Interest	36,591	401,108
Securities lending, net	39,125	95,357
Less foreign taxes withheld	(2,152)	(41,425)
	1,902,187	26,501,603

Expenses:
Management fees	311,679	3,740,257
Trustees' fees and expenses	1,708	—
Other expenses	351	2,057
	313,738	3,742,314
Fees waived - G Class	(1,679)	(138,856)
	312,059	3,603,458

Net investment income (loss)	1,590,128	22,898,145

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	16,792,567	181,246,544
Futures contract transactions	157,894	1,345,588
	16,950,461	182,592,132

Change in net unrealized appreciation (depreciation) on:
Investments	15,474,010	156,204,394
Futures contracts	(2,693)	(295,276)
	15,471,317	155,909,118

Net realized and unrealized gain (loss)	32,421,778	338,501,250

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,011,906	$361,399,395

See Notes to Financial Statements.
89

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$9,670,805	$11,066,760	$9,645,187	$6,648,715
Net realized gain (loss)	190,859,489	7,126,914	120,413,312	16,922,427
Change in net unrealized appreciation (depreciation)	(27,400,900)	93,902,248	78,059,185	10,044,990
Net increase (decrease) in net assets resulting from operations	173,129,394	112,095,922	208,117,684	33,616,132

Distributions to Shareholders
From earnings:
Institutional Class	(18,391,933)	(9,401,422)	(18,293,160)	(4,696,440)
G Class	(5,774,343)	(844,462)	(939,958)	(274,779)
Decrease in net assets from distributions	(24,166,276)	(10,245,884)	(19,233,118)	(4,971,219)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(370,081,503)	97,852,441	286,728,615	40,185,733

Net increase (decrease) in net assets	(221,118,385)	199,702,479	475,613,181	68,830,646

Net Assets
Beginning of period	945,531,790	745,829,311	367,404,149	298,573,503
End of period	$724,413,405	$945,531,790	$843,017,330	$367,404,149

See Notes to Financial Statements.
90

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis U.S. Small Cap Equity Fund		Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,590,128	$904,490	$22,898,145	$18,656,665
Net realized gain (loss)	16,950,461	164,630	182,592,132	27,502,138
Change in net unrealized appreciation (depreciation)	15,471,317	6,725,430	155,909,118	28,014,758
Net increase (decrease) in net assets resulting from operations	34,011,906	7,794,550	361,399,395	74,173,561

Distributions to Shareholders
From earnings:
Institutional Class	(5,991,466)	(128,687)	(79,664,046)	(38,207,104)
G Class	(33,049)	(3,465)	(1,676,341)	(214,273)
Decrease in net assets from distributions	(6,024,515)	(132,152)	(81,340,387)	(38,421,377)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	22,181,833	96,946,979	560,561,979	311,798,428

Net increase (decrease) in net assets	50,169,224	104,609,377	840,620,987	347,550,612

Net Assets
Beginning of period	106,816,430	2,207,053	1,208,770,483	861,219,871
End of period	$156,985,654	$106,816,430	$2,049,391,470	$1,208,770,483

See Notes to Financial Statements.
91

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis U.S. Equity Fund	Institutional, G
Avantis U.S. Large Cap Value Fund	Institutional, G
Avantis U.S. Small Cap Equity Fund	Institutional, G
Avantis U.S. Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

92

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.
93

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds' transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis U.S. Equity Fund	0.15%	0.00%	0.15%
Avantis U.S. Large Cap Value Fund	0.15%	0.00%	0.15%
Avantis U.S. Small Cap Equity Fund	0.25%	0.00%	0.25%
Avantis U.S. Small Cap Value Fund	0.25%	0.00%	0.25%

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis U.S. Equity Fund	American Century Asset Allocation Portfolios, Inc.	23%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Purchases	$105,440,207	$730,348,512	$91,667,749	$1,253,368,656
Sales	$180,020,183	$455,379,394	$69,325,262	$705,066,276

For the period ended August 31, 2026, Avantis U.S. Equity Fund incurred net realized gains of $157,259,921 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.
94

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	2,303,982	$52,312,665	3,761,067	$67,124,002
Issued in reinvestment of distributions	877,754	18,345,052	485,916	9,378,192
Redeemed	(21,658,936)	(470,481,698)	(8,281,500)	(153,861,214)
	(18,477,200)	(399,823,981)	(4,034,517)	(77,359,020)
G Class
Sold	5,542,636	121,116,243	12,512,695	237,016,743
Issued in reinvestment of distributions	276,152	5,774,343	43,732	844,462
Redeemed	(4,541,312)	(97,148,108)	(3,308,366)	(62,649,744)
	1,277,476	29,742,478	9,248,061	175,211,461
Net increase (decrease)	(17,199,724)	$(370,081,503)	5,213,544	$97,852,441

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	24,138,564	$402,388,998	15,911,377	$226,765,092
Issued in reinvestment of distributions	1,167,515	18,283,278	313,531	4,693,551
Redeemed	(7,786,694)	(138,851,857)	(13,407,952)	(191,536,276)
	17,519,385	281,820,419	2,816,956	39,922,367
G Class
Sold	749,377	11,875,379	356,454	5,098,016
Issued in reinvestment of distributions	60,061	939,958	18,355	274,779
Redeemed	(450,205)	(7,907,141)	(356,218)	(5,109,429)
	359,233	4,908,196	18,591	263,366
Net increase (decrease)	17,878,618	$286,728,615	2,835,547	$40,185,733

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Equity Fund
Institutional Class
Sold	4,611,663	$58,589,908	10,301,002	$111,384,332
Issued in reinvestment of distributions	512,529	5,991,466	10,980	128,687
Redeemed	(3,410,565)	(42,432,590)	(1,377,326)	(14,569,505)
	1,713,627	22,148,784	8,934,656	96,943,514
G Class
Issued in reinvestment of distributions	2,825	33,049	296	3,465
Net increase (decrease)	1,716,452	$22,181,833	8,934,952	$96,946,979

95

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	41,910,255	$836,435,813	33,523,247	$562,660,075
Issued in reinvestment of distributions	4,377,229	76,338,876	2,013,603	36,828,797
Redeemed	(20,954,792)	(403,350,583)	(18,371,858)	(304,359,917)
	25,332,692	509,424,106	17,164,992	295,128,955
G Class
Sold	3,402,623	65,635,546	1,249,180	21,401,215
Issued in reinvestment of distributions	96,120	1,676,341	11,722	214,273
Redeemed	(810,243)	(16,174,014)	(289,340)	(4,946,015)
	2,688,500	51,137,873	971,562	16,669,473
Net increase (decrease)	28,021,192	$560,561,979	18,136,554	$311,798,428

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$975,348
Avantis U.S. Large Cap Value Fund	$1,342,475
Avantis U.S. Small Cap Equity Fund	$330,999
Avantis U.S. Small Cap Value Fund	$3,261,355

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis U.S. Equity Fund	$12,909,718	$11,256,558	$10,245,884	—
Avantis U.S. Large Cap Value Fund	$10,242,858	$8,990,260	$4,971,219	—
Avantis U.S. Small Cap Equity Fund	$5,708,124	$316,391	$132,152	—
Avantis U.S. Small Cap Value Fund	$23,280,109	$58,060,278	$13,018,702	$25,402,675

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
96

The reclassifications, which are primarily due to tax equalization, were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Capital paid in	$179,878,157	$6,822,692	$708,695	$8,479,994
Distributable earnings (loss)	$(179,878,157)	$(6,822,692)	$(708,695)	$(8,479,994)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Equity Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$484,118,182	$711,362,951	$138,740,996	$1,716,855,168
Gross tax appreciation of investments	$264,798,510	$151,006,784	$30,838,521	$407,862,592
Gross tax depreciation of investments	(23,482,765)	(18,639,092)	(8,632,460)	(72,345,754)
Net tax appreciation (depreciation) of investments	241,315,745	132,367,692	22,206,061	335,516,838
Net tax appreciation (depreciation) on derivatives	—	—	—	—
Net tax appreciation (depreciation)	$241,315,745	$132,367,692	$22,206,061	$335,516,838
Undistributed ordinary income	$8,324,929	$61,365,225	$7,122,483	$42,171,589
Accumulated long-term gains	—	$59,417,125	$5,787,047	$110,497,932

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales, return of capital dividends received and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

97

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2026	$20.27	0.25	4.63	4.88	(0.24)	(0.31)	(0.55)	$24.60	24.57%	0.15%	0.15%	1.16%	1.16%	13%	$389,820
2025	$18.01	0.25	2.26	2.51	(0.25)	—	(0.25)	$20.27	14.02%	0.15%	0.15%	1.32%	1.32%	16%	$695,745
2024	$14.74	0.23	3.23	3.46	(0.19)	—	(0.19)	$18.01	23.72%	0.15%	0.15%	1.46%	1.46%	10%	$690,706
2023	$13.23	0.24	1.48	1.72	(0.21)	—	(0.21)	$14.74	13.19%	0.15%	0.15%	1.79%	1.79%	7%	$585,425
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
G Class
2026	$20.30	0.29	4.62	4.91	(0.27)	(0.31)	(0.58)	$24.63	24.73%	0.00%	0.15%	1.31%	1.16%	13%	$334,593
2025	$18.03	0.27	2.28	2.55	(0.28)	—	(0.28)	$20.30	14.23%	0.00%	0.15%	1.47%	1.32%	16%	$249,786
2024	$14.76	0.26	3.22	3.48	(0.21)	—	(0.21)	$18.03	23.88%	0.00%	0.15%	1.61%	1.46%	10%	$55,123
2023	$13.26	0.26	1.47	1.73	(0.23)	—	(0.23)	$14.76	13.26%	0.00%	0.15%	1.94%	1.79%	7%	$34,692
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%	0.15%	1.67%	1.52%	4%	$25,097

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2026	$15.21	0.26	5.12	5.38	(0.18)	(0.35)	(0.53)	$20.06	36.30%	0.15%	0.15%	1.47%	1.47%	71%	$811,941
2025	$14.01	0.26	1.17	1.43	(0.23)	—	(0.23)	$15.21	10.23%	0.15%	0.15%	1.79%	1.79%	57%	$349,300
2024	$11.70	0.25	2.26	2.51	(0.20)	—	(0.20)	$14.01	21.77%	0.15%	0.15%	1.95%	1.95%	17%	$282,164
2023	$10.48	0.26	1.07	1.33	(0.11)	—	(0.11)	$11.70	12.76%	0.16%	0.16%	2.34%	2.34%	40%	$141,271
2022(3)	$10.00	0.08	0.40	0.48	—	—	—	$10.48	4.80%	0.15%	0.15%	3.59%	3.59%	0%	$80,581
G Class
2026	$15.23	0.28	5.11	5.39	(0.20)	(0.35)	(0.55)	$20.07	36.40%	0.00%	0.15%	1.62%	1.47%	71%	$31,077
2025	$14.02	0.28	1.18	1.46	(0.25)	—	(0.25)	$15.23	10.46%	0.00%	0.15%	1.94%	1.79%	57%	$18,104
2024	$11.71	0.27	2.25	2.52	(0.21)	—	(0.21)	$14.02	21.94%	0.00%	0.15%	2.10%	1.95%	17%	$16,409
2023	$10.48	0.27	1.08	1.35	(0.12)	—	(0.12)	$11.71	12.95%	0.01%	0.16%	2.49%	2.34%	40%	$13,355
2022(3)	$10.00	0.05	0.43	0.48	—	—	—	$10.48	4.80%	0.00%	0.15%	3.74%	3.59%	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 21, 2022 (fund inception) through August 31, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity Fund
Institutional Class
2026	$11.69	0.16	3.25	3.41	(0.14)	(0.49)	(0.63)	$14.47	30.41%	0.25%	0.25%	1.27%	1.27%	55%	$156,216
2025	$11.03	0.15	0.56	0.71	(0.05)	—	(0.05)	$11.69	6.47%	0.25%	0.25%	1.43%	1.43%	15%	$106,227
2024(3)	$10.00	0.03	1.00	1.03	—	—	—	$11.03	10.30%	0.25%	0.25%	1.42%	1.42%	0%	$1,655
G Class
2026	$11.71	0.19	3.26	3.45	(0.17)	(0.49)	(0.66)	$14.50	30.78%	0.00%	0.25%	1.52%	1.27%	55%	$770
2025	$11.04	0.17	0.57	0.74	(0.07)	—	(0.07)	$11.71	6.70%	0.00%	0.25%	1.68%	1.43%	15%	$589
2024(3)	$10.00	0.03	1.01	1.04	—	—	—	$11.04	10.40%	0.00%	0.25%	1.67%	1.42%	0%	$552

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)June 20, 2024 (fund inception) through August 31, 2024.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2026	$17.97	0.30	4.48	4.78	(0.28)	(0.96)	(1.24)	$21.51	28.15%	0.25%	0.25%	1.52%	1.52%	47%	$1,964,371
2025	$17.53	0.31	0.83	1.14	(0.24)	(0.46)	(0.70)	$17.97	6.44%	0.25%	0.25%	1.84%	1.84%	20%	$1,186,127
2024	$14.89	0.30	2.60	2.90	(0.26)	—	(0.26)	$17.53	19.76%	0.25%	0.25%	1.85%	1.85%	21%	$856,189
2023	$14.27	0.29	1.42	1.71	(0.25)	(0.84)	(1.09)	$14.89	12.59%	0.25%	0.25%	2.06%	2.06%	22%	$427,244
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
G Class
2026	$18.00	0.36	4.46	4.82	(0.32)	(0.96)	(1.28)	$21.54	28.43%	0.00%	0.25%	1.77%	1.52%	47%	$85,020
2025	$17.56	0.34	0.85	1.19	(0.29)	(0.46)	(0.75)	$18.00	6.71%	0.00%	0.25%	2.09%	1.84%	20%	$22,644
2024	$14.92	0.34	2.59	2.93	(0.29)	—	(0.29)	$17.56	20.03%	0.00%	0.25%	2.10%	1.85%	21%	$5,031
2023	$14.29	0.32	1.44	1.76	(0.29)	(0.84)	(1.13)	$14.92	12.94%	0.00%	0.25%	2.31%	2.06%	22%	$3,200
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%	0.25%	1.95%	1.70%	45%	$2,304

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the Avantis® U.S. Equity Fund, Avantis® U.S. Large Cap Value Fund, Avantis® U.S. Small Cap Equity Fund, and Avantis® U.S. Small Cap Value Fund (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® U.S. Equity Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022
Avantis® U.S. Large Cap Value Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, and 2023, and the period from June 21, 2022 (fund inception) through August 31, 2022
Avantis® U.S. Small Cap Equity Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, and 2025, and the period from June 20, 2024 (fund inception) through August 31, 2024
Avantis® U.S. Small Cap Value Fund	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, 2024, 2023, and 2022

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.

102

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
103

•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such
104

information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis U.S. Equity Fund - The Fund’s performance was above its benchmark for the five-year period and below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Large Cap Value Fund - The Fund’s performance was above its benchmark for the three-year period and below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Small Cap Equity Fund - The Fund’s performance was below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis U.S. Small Cap Value Fund - The Fund’s performance was above its benchmark for the three- and five-year periods and below its benchmark for the one-year period reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.

105

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Avantis U.S. Equity Fund	$12,909,718	$2,881,572	$32,771,627
Avantis U.S. Large Cap Value Fund	$7,318,529	$6,738,836	$12,283,399
Avantis U.S. Small Cap Equity Fund	$2,233,176	$4,781,669	$555,605
Avantis U.S. Small Cap Value Fund	$22,618,294	$6,422,391	$64,240,557

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis U.S. Equity Fund	$23,091,920
Avantis U.S. Large Cap Value Fund	$6,822,692
Avantis U.S. Small Cap Equity Fund	$708,695
Avantis U.S. Small Cap Value Fund	$8,479,994
106

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97500 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Emerging Markets Equity Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 3.8%
Allos SA	65,561	$337,956
Alpargatas SA, Preference Shares	9,400	27,176
Ambev SA, ADR(1)	265,493	761,965
Ambipar Participacoes e Empreendimentos SA(2)	19,400	599
Anima Holding SA	600	324
Aura Minerals, Inc.	8,926	746,035
Auren Energia SA(2)	77,102	165,616
Automob Participacoes SA(2)	1,984	4,530
Axia Energia SA	14,477	148,415
Axia Energia SA, ADR	90,355	918,910
Axia Energia SA, Class C, ADR	20,070	205,718
Axia Energia SA, Class C Preference Shares(2)	4,338	44,054
Azzas 2154 SA	30,200	86,726
B3 SA - Brasil Bolsa Balcao	272,800	858,168
Banco ABC Brasil SA, Preference Shares	20,640	92,534
Banco ABC Brasil SA, Preference Shares(2)	741	3,246
Banco BMG SA, Preference Shares	43,100	44,335
Banco Bradesco SA	137,959	401,239
Banco Bradesco SA, ADR	461,064	1,512,290
Banco BTG Pactual SA	76,768	812,786
Banco do Brasil SA	107,620	432,428
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	62,900	170,920
Banco Santander Brasil SA, ADR(1)	28,959	166,514
BB Seguridade Participacoes SA	62,200	483,886
Bradsaude SA	208,260	555,462
BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,400	34,849
Braskem SA, Class A, ADR(1)(2)	13,074	22,226
Brava Energia	123,539	411,991
Caixa Seguridade Participacoes SA	14,000	52,444
Camil Alimentos SA	39,600	38,595
Cia Brasileira de Aluminio	42,653	92,030
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	19,200	18,935
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	182,994	889,351
Cia de Saneamento de Minas Gerais Copasa MG	52,100	553,824
Cia De Saneamento do Parana Sanepar, Preference Shares	281,200	353,294
Cia Energetica de Minas Gerais, ADR	241,774	488,383
Cia Paranaense de Energia - Copel	103,000	295,390
Cia Paranaense de Energia - Copel, ADR(1)	6,132	70,334
CPFL Energia SA	25,100	216,822
Cristal Pigmentos do Brasil SA, Preference Shares(2)	200	359
Cury Construtora e Incorporadora SA	44,700	280,801
CVC Brasil Operadora e Agencia de Viagens SA(2)	184,500	65,873
Cyrela Brazil Realty SA Empreendimentos e Participacoes	57,800	268,835
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Preference Shares(2)	10,957	48,065
Dexco SA(2)	119,770	120,428
Dexxos Participacoes SA	4,049	5,603
Dimed SA -Distribuidora De Medicamentos	26,100	60,596
EcoRodovias Infraestrutura e Logistica SA	146,400	205,972
Embraer SA, ADR	7,282	521,100
Empreendimentos Pague Menos SA	32,402	22,137
2

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Energisa SA	11,690	$108,360
Eneva SA(2)	70,800	358,950
Engie Brasil Energia SA	28,640	162,890
Equatorial SA	85,275	606,456
Eucatex SA Industria e Comercio, Preference Shares	3,000	12,106
Even Construtora e Incorporadora SA	34,800	28,812
Ez Tec Empreendimentos e Participacoes SA	20,726	47,720
Fras-Le SA	16,400	73,778
Gerdau SA, ADR	163,664	754,491
Grazziotin SA, Preference Shares	232	1,019
Grendene SA	46,400	31,432
Grupo Mateus SA	115,200	103,382
Grupo Multi SA	62,800	23,028
Grupo SBF SA	29,300	46,764
Guararapes Confeccoes SA	19,100	25,987
Iguatemi SA	39,437	187,612
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	20,800	59,652
Inter & Co., Inc., Class A	47,627	257,662
Iochpe Maxion SA	40,800	71,339
Irani Papel e Embalagem SA	35,800	52,371
IRB-Brasil Resseguros SA	17,747	193,891
Isa Energia Brasil SA, Preference Shares	58,100	299,608
Itau Unibanco Holding SA, ADR	212,021	1,613,480
Jalles Machado SA	18,157	9,286
JBS NV, BDR	34,900	469,460
JHSF Participacoes SA	125,400	259,679
JSL SA	37,200	39,773
Kepler Weber SA	37,300	46,935
Klabin SA	42,067	151,980
Light SA(2)	15,600	10,748
Localiza Rent a Car SA	43,248	293,882
Localiza Rent a Car SA, Preference Shares	1,663	11,018
LOG Commercial Properties e Participacoes SA	9,100	42,993
Log-in Logistica Intermodal SA(2)	5,558	30,034
Lojas Quero-Quero SA(2)	43,536	9,999
Lojas Renner SA	202,287	425,925
M Dias Branco SA	7,800	26,193
Magazine Luiza SA	113,835	105,672
Mahle Metal Leve SA	15,500	97,190
Marcopolo SA	20,680	16,284
Marcopolo SA, Preference Shares	122,210	103,777
Marisa Lojas SA(2)	7,757	1,078
MBRF Global Foods Co. SA	94,743	331,501
Metalurgica Gerdau SA, Preference Shares	117,063	234,734
Mills Locacao Servicos e Logistica SA	27,249	82,932
Minerva SA	60,100	44,424
Motiva Infraestrutura de Mobilidade SA	217,200	650,148
Movida Participacoes SA	79,203	112,196
MRV Engenharia e Participacoes SA(2)	85,800	91,073
Multiplan Empreendimentos Imobiliarios SA	16,500	88,876
NU Holdings Ltd., Class A(2)	6,751	98,227
Oceanpact Servicos Maritimos SA	27,500	54,665
Pagseguro Digital Ltd., Class A	41,612	375,340
3

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PBG SA(2)	18,400	$5,682
Petroleo Brasileiro SA - Petrobras, ADR	160,173	3,099,348
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares(1)	200,437	3,487,604
Petroreconcavo SA	42,900	90,245
Porto Seguro SA	44,400	422,616
Positivo Tecnologia SA	18,500	11,782
PRIO SA(2)	106,800	1,284,102
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	1,702
Raia Drogasil SA	212,772	802,789
Raizen SA, Preference Shares(2)	182,400	8,096
Rede D'Or Sao Luiz SA	17,010	116,835
Romi SA	7,778	8,556
Rumo SA	150,200	439,450
Sao Carlos Empreendimentos e Participacoes SA	100	239
Sao Martinho SA	48,200	184,463
Ser Educacional SA	25,500	61,221
Sigma Lithium Corp.(2)	19,723	249,299
Simpar SA	42,153	54,099
Smartfit Escola de Ginastica e Danca SA	31,499	102,736
StoneCo Ltd., A Shares	18,376	178,247
Suzano SA, ADR(1)	78,919	688,174
SYN prop e tech SA	7,800	5,479
Taurus Armas SA, Preference Shares	11,660	12,422
Tegma Gestao Logistica SA	4,500	30,171
Telefonica Brasil SA, ADR	26,079	300,952
TIM SA, ADR	26,817	481,097
TOTVS SA	12,900	88,406
Transmissora Alianca de Energia Eletrica SA	4,300	32,589
Trisul SA	20,021	18,585
Tupy SA(2)	21,600	63,113
Ultrapar Participacoes SA, ADR	142,929	951,907
Uniao Pet Participacoes SA	3,800	2,530
Unifique Telecomunicacoes SA	27,700	25,607
Unipar Carbocloro SA, Class B Preference Shares	6,100	66,103
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	139,000	199,049
Vale SA, ADR	250,865	3,785,553
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	17,600	58,593
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	153,400	89,407
Vibra Energia SA	290,658	1,924,052
Vitru Brasil Empreendimentos Participacoes e Comercio SA	19,800	53,765
WEG SA	106,500	1,028,712
Wiz Co.	22,900	35,489
XP, Inc., Class A	79,154	1,442,977
YDUQS Participacoes SA	19,100	32,254
Zamp SA(2)	16	10,808
		45,593,786
Chile — 0.5%
Aguas Andinas SA, A Shares	107,071	36,710
Banco de Chile	2,959,390	610,376
Banco de Credito e Inversiones SA	7,809	539,659
Banco Itau Chile SA	4,740	112,237
Banco Santander Chile, ADR	19,104	663,864
Besalco SA	2,057	2,720
4

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CAP SA(2)	15,673	$93,199
Cencosud SA	42,171	88,379
Cencosud Shopping SA	29,082	76,029
Cia Cervecerias Unidas SA, ADR(1)	3,927	46,260
Cia Sud Americana de Vapores SA	3,721,444	191,389
Colbun SA	1,170,058	184,912
Embotelladora Andina SA, Class B Preference Shares	54,595	264,982
Empresa Nacional de Telecomunicaciones SA	47,942	199,302
Empresas CMPC SA	136,824	147,331
Empresas Copec SA	40,808	289,446
Enel Americas SA	3,085,442	279,344
Enel Chile SA	2,820,356	241,746
Engie Energia Chile SA	125,063	262,633
Falabella SA	69,740	461,780
Parque Arauco SA	32,798	137,049
Plaza SA	38,745	163,186
Ripley Corp. SA	222,768	100,485
Salfacorp SA	4,009	5,352
Sociedad Quimica y Minera de Chile SA, ADR	10,854	857,574
SONDA SA	1,402	466
Vina Concha y Toro SA	34,969	34,095
		6,090,505
China — 19.1%
361 Degrees International Ltd.(1)	314,000	180,330
3SBio, Inc.(2)	243,500	499,679
AAC Technologies Holdings, Inc.	273,500	1,547,797
Agile Group Holdings Ltd.(2)	766,000	16,079
Agora, Inc., ADR(2)	16,639	69,717
Agricultural Bank of China Ltd., H Shares	2,241,000	1,810,174
Air China Ltd., H Shares(2)	28,000	13,398
Ajisen China Holdings Ltd.	4,000	401
AK Medical Holdings Ltd.	70,000	45,609
Akeso, Inc.(2)	19,000	217,661
Alibaba Group Holding Ltd., ADR(1)	71,047	8,100,779
Alibaba Health Information Technology Ltd.(1)(2)	74,000	29,058
A-Living Smart City Services Co. Ltd.(1)	175,250	38,881
Aluminum Corp. of China Ltd., H Shares	532,000	580,575
Angang Steel Co. Ltd., H Shares(2)	4,000	603
Anhui Conch Cement Co. Ltd., H Shares	201,000	434,141
Anhui Expressway Co. Ltd., H Shares(1)	146,000	293,710
ANTA Sports Products Ltd.	231,200	2,285,132
Anton Oilfield Services Group	924,000	90,140
Art Group Holdings Ltd.(1)(2)	215,000	88,283
AsiaInfo Technologies Ltd.(1)	43,600	23,779
Atour Lifestyle Holdings Ltd., ADR	8,541	298,764
Autohome, Inc., ADR(1)	5,218	114,483
BAIC Motor Corp. Ltd., H Shares(1)(2)	648,500	67,014
Baidu, Inc., ADR(2)	6,314	601,598
BAIOO Family Interactive Ltd.(2)	74,000	2,837
Bairong AI, Inc.(1)(2)	58,500	40,059
Bank of China Ltd., H Shares	6,278,000	4,712,152
Bank of Chongqing Co. Ltd., H Shares	208,000	220,828
Bank of Communications Co. Ltd., H Shares	883,000	877,053
5

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
BBMG Corp., H Shares(1)	541,000	$42,761
Beauty Farm Medical & Health Industry, Inc.	5,000	12,115
Beijing Capital International Airport Co. Ltd., H Shares(2)	422,000	83,341
Beijing Enterprises Holdings Ltd.	83,000	342,000
Beijing Jingneng Clean Energy Co. Ltd., H Shares	630,000	132,451
Beijing North Star Co. Ltd., H Shares(2)	4,000	357
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	44,000	33,494
BeOne Medicines Ltd., ADR(2)	885	318,228
BOC Aviation Ltd.	81,800	782,083
BOE Varitronix Ltd.(1)	138,000	78,393
Bosideng International Holdings Ltd.	1,794,000	975,882
Brilliance China Automotive Holdings Ltd.(1)	984,000	293,058
BYD Co. Ltd., H Shares	138,200	1,525,430
BYD Electronic International Co. Ltd.(1)	140,000	480,841
C&D International Investment Group Ltd.(1)	377,000	620,505
C&D Property Management Group Co. Ltd.	12,000	3,929
Cathay Group Holdings, Inc.	12,000	1,042
Chaowei Power Holdings Ltd.	36,000	5,516
Cheetah Mobile, Inc., ADR(2)	61	206
Chervon Holdings Ltd.	62,900	157,746
China Aircraft Leasing Group Holdings Ltd.	1,000	484
China Beststudy Education Group	17,000	6,077
China BlueChemical Ltd., H Shares	358,000	88,646
China Bohai Bank Co. Ltd., H Shares(2)	215,000	23,304
China Chunlai Education Group Co. Ltd.(2)	44,000	5,768
China Cinda Asset Management Co. Ltd., H Shares(1)	1,306,000	153,948
China CITIC Bank Corp. Ltd., H Shares	1,161,000	1,236,378
China Coal Energy Co. Ltd., H Shares	320,000	495,994
China Communications Services Corp. Ltd., H Shares	860,000	423,594
China Conch Environment Protection Holdings Ltd.(2)	5,500	186
China Conch Venture Holdings Ltd.(1)	452,500	452,827
China Construction Bank Corp., H Shares	10,114,000	12,226,111
China Datang Corp. Renewable Power Co. Ltd., H Shares	756,000	105,991
China Dongxiang Group Co. Ltd.	210,000	7,101
China East Education Holdings Ltd.(2)	244,000	124,565
China Eastern Airlines Corp. Ltd., H Shares(2)	14,000	4,853
China Education Group Holdings Ltd.(1)(2)	495,841	118,227
China Everbright Bank Co. Ltd., H Shares	462,000	167,029
China Everbright Environment Group Ltd.	1,127,000	723,837
China Everbright Greentech Ltd.	104,000	10,482
China Everbright Ltd.(1)	216,000	170,146
China Feihe Ltd.(1)	1,248,000	446,528
China Foods Ltd.	368,000	180,235
China Galaxy Securities Co. Ltd., H Shares	607,000	608,408
China Gas Holdings Ltd.(1)	182,000	131,396
China Glass Holdings Ltd.(1)(2)	118,000	5,028
China Gold International Resources Corp. Ltd.	4,600	149,754
China Harmony Auto Holding Ltd.(2)	28,500	2,301
China Hongqiao Group Ltd.	610,000	1,769,465
China International Capital Corp. Ltd., H Shares	453,600	1,301,247
China Isotope & Radiation Corp.	2,200	4,655
China Kepei Education Group Ltd.	68,000	7,361
China Lesso Group Holdings Ltd.	429,000	197,777
6

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
China Life Insurance Co. Ltd., Class H	929,580	$3,576,315
China Lilang Ltd.	24,000	9,564
China Longyuan Power Group Corp. Ltd., H Shares(1)	617,000	427,102
China Medical System Holdings Ltd.	344,000	492,130
China Meidong Auto Holdings Ltd.(2)	294,000	13,881
China Mengniu Dairy Co. Ltd.	797,000	1,839,057
China Merchants Bank Co. Ltd., H Shares	439,000	2,846,376
China Merchants Land Ltd.(2)	40,000	1,222
China Merchants Port Holdings Co. Ltd.	241,814	495,644
China Minsheng Banking Corp. Ltd., H Shares	1,339,500	593,952
China Modern Dairy Holdings Ltd.(1)(2)	552,000	102,743
China National Building Material Co. Ltd., H Shares(1)	788,832	361,510
China New Higher Education Group Ltd.(2)	299,101	20,581
China Nonferrous Mining Corp. Ltd.	411,000	864,101
China Oilfield Services Ltd., Class H	574,000	539,918
China Oriental Group Co. Ltd.	26,000	3,729
China Overseas Land & Investment Ltd.	681,500	1,085,670
China Pacific Insurance Group Co. Ltd., H Shares	450,000	1,731,401
China Petroleum & Chemical Corp., Class H	2,676,300	1,630,638
China Power International Development Ltd.(1)	1,240,000	452,616
China Railway Group Ltd., H Shares(1)	990,000	434,306
China Railway Signal & Communication Corp. Ltd., H Shares(1)	31,000	12,657
China Renaissance Holdings Ltd.(2)	32,700	13,734
China Resources Beer Holdings Co. Ltd.	257,500	633,351
China Resources Beverage Holdings Co. Ltd.(1)	146,200	137,175
China Resources Building Materials Technology Holdings Ltd.(1)	732,000	96,998
China Resources Gas Group Ltd.	93,300	203,240
China Resources Land Ltd.	257,000	982,757
China Resources Medical Holdings Co. Ltd.(1)	336,000	107,377
China Resources Mixc Lifestyle Services Ltd.	79,000	393,106
China Resources Power Holdings Co. Ltd.(1)	712,000	1,701,026
China Risun Group Ltd.(1)	218,000	55,995
China Sanjiang Fine Chemicals Co. Ltd.	48,000	23,755
China Shenhua Energy Co. Ltd., H Shares	332,000	1,960,877
China Shineway Pharmaceutical Group Ltd.	117,000	123,592
China Starch Holdings Ltd.	515,000	10,374
China State Construction International Holdings Ltd.	476,000	508,174
China Suntien Green Energy Corp. Ltd., H Shares	162,000	67,377
China Taiping Insurance Holdings Co. Ltd.	473,200	1,273,820
China Tobacco International HK Co. Ltd.	5,000	15,661
China Tower Corp. Ltd., H Shares	1,140,600	1,326,020
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	896,000	156,351
China Travel International Investment Hong Kong Ltd.(1)	536,000	78,825
China Vanke Co. Ltd., H Shares(1)(2)	97,700	29,876
China Water Affairs Group Ltd.(1)	160,000	91,007
China Xinhua Education Group Ltd.(2)	17,000	729
China XLX Fertiliser Ltd.	337,000	479,096
China Yongda Automobiles Services Holdings Ltd.	460,500	49,233
China Youran Dairy Group Ltd.(1)(2)	692,000	358,048
China Yuhua Education Corp. Ltd.(2)	328,000	16,334
Chongqing Machinery & Electric Co. Ltd., Class H	194,000	46,400
Chongqing Rural Commercial Bank Co. Ltd., H Shares	472,000	393,685
Chow Tai Fook Jewellery Group Ltd.(1)	214,200	352,655
7

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CIFI Holdings Group Co. Ltd.(2)	282,880	$1,366
CIMC Enric Holdings Ltd.	226,000	219,299
Cirrus Aircraft Ltd.	8,800	53,709
CITIC Ltd.	568,000	950,312
CITIC Securities Co. Ltd., H Shares	209,825	730,971
CMGE Technology Group Ltd.(2)	110,000	2,808
CMOC Group Ltd., H Shares	354,000	754,263
COFCO Joycome Foods Ltd.(1)(2)	974,000	132,268
Concord New Energy Group Ltd.(1)	1,440,000	57,874
Consun Pharmaceutical Group Ltd.	121,000	208,842
Contemporary Amperex Technology Co. Ltd., Class H(1)	9,300	707,165
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)	48,000	101,776
COSCO SHIPPING Holdings Co. Ltd., Class H(1)	427,549	938,365
COSCO SHIPPING International Hong Kong Co. Ltd.	76,000	63,301
COSCO SHIPPING Ports Ltd.	300,154	212,605
Country Garden Services Holdings Co. Ltd.	672,809	473,393
CSPC Pharmaceutical Group Ltd.	1,873,200	2,201,271
CSSC Hong Kong Shipping Co. Ltd.(1)	694,000	202,769
Damai Entertainment Holdings Ltd.(1)(2)	4,030,000	253,577
Daqo New Energy Corp., ADR(2)	16,280	209,849
Datang International Power Generation Co. Ltd., H Shares(1)	6,000	1,972
Digital China Holdings Ltd.(1)	152,000	33,314
Dongyue Group Ltd.	501,000	886,453
DPC Dash Ltd.(1)(2)	11,400	48,363
Dynagreen Environmental Protection Group Co. Ltd., H Shares	152,000	114,170
Edvantage Group Holdings Ltd.	92,754	5,427
ENN Energy Holdings Ltd.	59,700	377,695
Essex Bio-technology Ltd.	21,000	6,109
Ever Sunshine Services Group Ltd.	90,000	21,225
Evergrande Property Services Group Ltd.(2)	1,287,500	188,538
Excellence Commercial Property & Facilities Management Group Ltd.(2)	65,000	4,276
Far East Horizon Ltd.	862,000	775,963
FIH Mobile Ltd.	81,400	174,340
FinVolution Group, ADR	45,665	167,591
First Tractor Co. Ltd., H Shares(1)	154,000	187,448
Flat Glass Group Co. Ltd., H Shares(1)	4,000	3,335
Fosun International Ltd.(2)	320,000	226,423
Fountain SET Holdings Ltd.	6,000	505
Fufeng Group Ltd.	517,000	313,989
Full Truck Alliance Co. Ltd., ADR	63,294	536,100
Fuyao Glass Industry Group Co. Ltd., H Shares	95,200	665,695
Ganfeng Lithium Group Co. Ltd., H Shares	16,480	85,649
Gaotu Techedu, Inc., ADR(1)(2)	7,991	15,263
GCL Technology Holdings Ltd.(1)(2)	2,540,000	226,167
GDS Holdings Ltd., Class A(1)(2)	62,400	249,516
Geely Automobile Holdings Ltd.	1,743,000	3,903,001
Gemdale Properties & Investment Corp. Ltd.(1)(2)	1,556,000	19,499
Genertec Universal Medical Group Co. Ltd.	253,000	148,297
Genscript Biotech Corp.(2)	414,000	1,786,820
GF Securities Co. Ltd., H Shares	253,800	600,317
Giant Biogene Holding Co. Ltd.(1)	101,800	333,997
GOME Retail Holdings Ltd.(2)	1,993,000	2,529
Goodbaby International Holdings Ltd.	263,000	30,302
8

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Grand Pharmaceutical Group Ltd.(1)	329,500	$210,984
Great Wall Motor Co. Ltd., H Shares	384,000	382,265
Greater Bay Area AI Computing Tech Co. Ltd.(1)(2)	202,000	288,431
Greentown China Holdings Ltd.(1)(2)	384,000	306,082
Greentown Management Holdings Co. Ltd.(1)	181,000	45,210
Guangdong Investment Ltd.	456,000	514,480
Guangshen Railway Co. Ltd., Class H	146,000	45,513
Guangzhou Automobile Group Co. Ltd., H Shares(1)(2)	152,000	41,653
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	754,000	18,272
Guotai Haitong Securities Co. Ltd., H Shares	311,848	603,874
Gushengtang Holdings Ltd.	25,500	88,377
H World Group Ltd., ADR	22,643	1,071,467
Haidilao International Holding Ltd.(1)	247,000	368,978
Haier Smart Home Co. Ltd., H Shares	279,600	763,040
Haitian International Holdings Ltd.	189,000	435,084
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	8,914
Hansoh Pharmaceutical Group Co. Ltd.	88,000	395,332
Harbin Electric Co. Ltd., H Shares	282,000	602,107
HealthyWay, Inc.(2)	54,000	11,813
Hello Group, Inc., ADR	45,437	251,721
Hengan International Group Co. Ltd.	222,000	624,996
Hi Sun Technology China Ltd.(2)	57,000	2,543
High Templar Tech Ltd., ADR(2)	37,345	96,724
Hisense Home Appliances Group Co. Ltd., H Shares	39,000	105,480
Hua Hong Grace Semiconductor Ltd.(2)	30,000	468,780
Hua Medicine(2)	241,500	71,931
Huabao International Holdings Ltd.	110,000	44,430
Huadian Power International Corp. Ltd., H Shares	30,000	14,976
Huaneng Power International, Inc., H Shares(1)	1,104,000	777,597
Huatai Securities Co. Ltd., H Shares	317,800	714,887
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	97,800	128,393
iDreamSky Technology Holdings Ltd.(1)(2)	222,400	12,764
Industrial & Commercial Bank of China Ltd., H Shares	5,651,000	5,442,725
Inkeverse Group Ltd.(2)	578,000	59,637
Innovent Biologics, Inc.(2)	227,500	3,000,695
J&T Global Express Ltd.(2)	423,800	524,520
JD Health International, Inc.(2)	211,250	977,906
JD Logistics, Inc.(2)	711,100	996,542
JD.com, Inc., ADR	182,853	5,163,769
JD.com, Inc., Class A	4,138	58,510
Jia Yao Holdings Ltd.(2)	15,000	38,897
Jiangsu Expressway Co. Ltd., H Shares	318,000	392,481
Jiangxi Copper Co. Ltd., H Shares	149,000	707,765
Jinxin Fertility Group Ltd.	391,500	110,638
Jiumaojiu International Holdings Ltd.	431,000	63,679
JNBY Design Ltd.	99,500	250,491
JOYY, Inc., ADR	4,883	364,467
Jutal Offshore Oil Services Ltd.	44,333	2,345
Kanzhun Ltd., ADR	3,034	52,670
KE Holdings, Inc., ADR	19,568	336,374
Kinetic Development Group Ltd.	892,000	253,784
Kingboard Holdings Ltd.(1)	199,500	1,374,853
Kingboard Laminates Holdings Ltd.	66,500	391,808
9

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kingdee International Software Group Co. Ltd.(1)(2)	101,000	$111,149
Kingsoft Corp. Ltd.	210,400	664,954
Kuaishou Technology	381,300	1,622,750
Kunlun Energy Co. Ltd.	686,000	677,211
Lee & Man Paper Manufacturing Ltd.	218,000	106,312
Legend Biotech Corp., ADR(2)	4,335	90,081
Lenovo Group Ltd.	312,000	1,195,366
Lepu Biopharma Co. Ltd., Class H(1)(2)	109,000	61,351
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	21,000	36,758
Li Auto, Inc., ADR(2)	50,195	607,359
Li Ning Co. Ltd.	975,500	1,691,250
Lianlian DigiTech Co. Ltd., Class H(1)(2)	46,500	21,427
Lifetech Scientific Corp.(1)(2)	1,676,000	290,206
Lingbao Gold Group Co. Ltd., Class H(1)	163,700	460,535
Linklogis, Inc., Class B(1)	302,500	93,889
Logan Group Co. Ltd.(1)(2)	433,000	76,628
Longfor Group Holdings Ltd.(1)	647,666	517,977
Lonking Holdings Ltd.	719,000	323,327
Luye Pharma Group Ltd.(1)(2)	596,000	147,224
Luyuan Group Holding Cayman Ltd.(2)	11,500	18,845
LVGEM China Real Estate Investment Co. Ltd.(2)	218,000	5,500
Maanshan Iron & Steel Co. Ltd., H Shares(2)	228,000	50,705
Maoyan Entertainment(1)	180,600	100,021
Meitu, Inc.(2)	45,000	27,126
Meituan, Class B(2)	164,510	1,645,808
Metallurgical Corp. of China Ltd., H Shares(2)	5,000	873
Microport Cardioflow Medtech Corp.(2)	9,000	1,470
MicroPort NeuroScientific Corp.(1)	43,000	44,049
Midea Group Co. Ltd.(1)	10,800	139,354
Midea Real Estate Holding Ltd.(2)	119,400	34,421
Ming Yuan Cloud Group Holdings Ltd.(2)	32,000	4,847
MINISO Group Holding Ltd., ADR(1)	11,647	108,317
Minth Group Ltd.	244,000	808,137
MMG Ltd.(1)(2)	1,409,600	1,650,513
Mokingran Jewellery Group Co. Ltd., Class H	13,600	48,496
NetDragon Websoft Holdings Ltd.(1)	59,500	63,285
NetEase, Inc., ADR	46,524	5,665,693
New China Life Insurance Co. Ltd., H Shares	225,100	1,328,197
New Oriental Education & Technology Group, Inc., ADR	6,226	359,240
Newborn Town, Inc.(1)(2)	262,000	294,553
Nexteer Automotive Group Ltd.	361,000	232,894
Nine Dragons Paper Holdings Ltd.(2)	407,000	353,641
NIO, Inc., ADR(2)	79,558	336,530
Niu Technologies, ADR(1)(2)	20,342	41,091
Noah Holdings Ltd., ADR	16,363	140,231
Nongfu Spring Co. Ltd., H Shares	190,800	1,042,480
Onewo, Inc., Class H(1)	63,800	155,356
Orient Overseas International Ltd.(1)	42,500	850,139
PDD Holdings, Inc., ADR(2)	64,400	5,409,600
People's Insurance Co. Group of China Ltd., H Shares	1,183,000	860,588
Perennial Energy Holdings Ltd.(2)	40,000	4,098
PetroChina Co. Ltd., Class H	2,334,400	3,025,370
Pharmaron Beijing Co. Ltd., H Shares	5,850	20,857
10

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PICC Property & Casualty Co. Ltd., H Shares	1,042,000	$2,256,914
Ping An Insurance Group Co. of China Ltd., H Shares	677,506	4,859,450
Poly Property Group Co. Ltd.	591,362	102,460
Poly Property Services Co. Ltd., Class H	56,200	198,514
Pop Mart International Group Ltd.(1)	60,400	1,198,913
Postal Savings Bank of China Co. Ltd., H Shares	876,000	591,478
Pou Sheng International Holdings Ltd.	90,000	4,535
Powerlong Commercial Management Holdings Ltd.(2)	8,500	2,112
Precision Tsugami China Corp. Ltd.	57,000	383,795
PW Medtech Group Ltd.	7,000	807
Q Technology Group Co. Ltd.	203,000	156,652
Qfin Holdings, Inc., ADR	20,555	178,006
Qingling Motors Co. Ltd., H Shares(2)	6,000	404
Qyuns Therapeutics Co. Ltd., Class H(2)	17,400	36,914
Radiance Holdings Group Co. Ltd.(1)(2)	182,000	26,462
Remegen Co. Ltd., Class H(2)	28,000	287,348
REPT BATTERO Energy Co. Ltd., Class H(2)	83,600	108,868
Sany Heavy Equipment International Holdings Co. Ltd.	465,000	539,076
Seazen Group Ltd.(1)(2)	936,000	163,320
Shandong Gold Mining Co. Ltd., H Shares	27,000	93,364
Shandong Molong Petroleum Machinery Co. Ltd., Class H(2)	84,000	50,774
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	158,800	65,045
Shanghai Chicmax Cosmetic Co. Ltd.(1)	15,000	41,399
Shanghai Electric Group Co. Ltd., H Shares	40,000	14,799
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	15,500	31,630
Shanghai Haohai Biological Technology Co. Ltd., H Shares	280	585
Shanghai Industrial Holdings Ltd.	114,000	199,818
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	49,200	71,296
Shenzhen Expressway Corp. Ltd., H Shares(1)	72,000	61,365
Shenzhen International Holdings Ltd.(1)	380,580	247,527
Shenzhen Investment Ltd.(2)	268,000	23,042
Shenzhou International Group Holdings Ltd.	133,000	593,486
Shimao Services Holdings Ltd.(2)	49,000	2,283
Shoucheng Holdings Ltd.(1)	1,007,200	183,321
Shougang Fushan Resources Group Ltd.(1)	392,666	152,918
Shui On Land Ltd.(1)(2)	909,000	53,274
Sichuan Expressway Co. Ltd., Class H(1)	196,000	118,339
Sihuan Pharmaceutical Holdings Group Ltd.(1)	619,000	59,071
Simcere Pharmaceutical Group Ltd.	259,000	365,846
Sino Biopharmaceutical Ltd.	1,723,000	1,194,601
Sinopec Engineering Group Co. Ltd., H Shares	658,500	426,920
Sinopec Kantons Holdings Ltd.	292,000	138,626
Sinopec Shanghai Petrochemical Co. Ltd., Class H(2)	36,500	5,400
Sinopharm Group Co. Ltd., H Shares	370,400	729,850
Sinotrans Ltd., H Shares	4,000	2,474
Sinotruk Hong Kong Ltd.	230,500	1,180,074
Skyworth Group Ltd.(2)	309,538	166,872
SOHO China Ltd.(2)	54,500	2,223
Sohu.com Ltd., ADR(2)	6,119	85,972
South Manganese Investment Ltd.(2)	210,000	10,295
SSY Group Ltd.(1)	320,000	110,208
Sun Art Retail Group Ltd.(1)	1,061,500	140,875
Sun King Technology Group Ltd.(2)	2,000	339
11

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sunac Services Holdings Ltd.(1)	632,386	$67,666
Sunny Optical Technology Group Co. Ltd.	50,100	452,818
Sunshine Lake Pharma Co. Ltd.(1)(2)	31,331	152,337
TAL Education Group, ADR(2)	27,476	322,568
Tanwan, Inc.(2)	89,000	118,458
TCL Electronics Holdings Ltd.	358,000	762,190
Tencent Holdings Ltd.	355,000	20,389,486
Tencent Music Entertainment Group, ADR	50,872	420,711
Tiangong International Co. Ltd.	202,000	82,888
Tianjin Port Development Holdings Ltd.	12,000	979
Tianli International Holdings Ltd.(1)	405,000	56,814
Tianneng Power International Ltd.	306,000	169,946
Tingyi Cayman Islands Holding Corp.	468,000	760,494
Tong Ren Tang Technologies Co. Ltd., H Shares(1)	71,000	26,739
Tongcheng Travel Holdings Ltd.	337,200	516,810
Tongda Group Holdings Ltd.(2)	14,900	4,257
Tongdao Liepin Group	12,800	3,900
Tongguan Gold Group Ltd.	300,000	126,338
Topsports International Holdings Ltd.	344,000	48,503
Towngas Smart Energy Co. Ltd.(1)(2)	80,000	31,474
TravelSky Technology Ltd., H Shares	242,000	268,559
Trip.com Group Ltd., ADR(2)	14,698	656,266
Tsaker New Energy Tech Co. Ltd.	72,500	9,008
Tsingtao Brewery Co. Ltd., H Shares	146,000	757,585
Tuhu Car, Inc.(1)(2)	62,800	95,949
Uni-President China Holdings Ltd.	173,000	163,783
Up Fintech Holding Ltd., ADR(2)	42,757	215,495
Venus MedTech Hangzhou, Inc., H Shares(2)	9,000	1,148
Vipshop Holdings Ltd., ADR	84,773	1,110,526
Viva Biotech Holdings(2)	313,500	54,680
VOYAH Automobile Technology Co. Ltd., Class H(2)	164,472	54,703
Want Want China Holdings Ltd.	1,645,000	644,386
Weibo Corp., ADR(1)	25,940	177,170
Weichai Power Co. Ltd., H Shares	147,000	593,814
Weilong Delicious Global Holdings Ltd.(1)	100,200	98,889
West China Cement Ltd.(1)	672,000	168,606
Wuling Motors Holdings Ltd.	160,000	8,046
WuXi AppTec Co. Ltd., H Shares(1)	48,207	1,160,950
Wuxi Biologics Cayman, Inc.(2)	567,000	3,516,562
WuXi XDC Cayman, Inc.(1)(2)	15,500	137,727
XD, Inc.(2)	70,400	384,008
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	4,563
Xiaomi Corp., Class B(1)(2)	891,800	3,130,578
Xin Point Holdings Ltd.	12,000	5,761
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	80,000	79,949
Xinte Energy Co. Ltd., H Shares(1)(2)	74,400	38,928
Xinyi Energy Holdings Ltd.(1)	923,805	93,097
Xinyi Solar Holdings Ltd.(1)	1,563,230	449,072
XJ International Holdings Co. Ltd.(2)	1,008,000	18,898
Xtep International Holdings Ltd.	599,122	280,375
Xunlei Ltd., ADR(1)(2)	887	4,373
Yadea Group Holdings Ltd.	446,000	532,401
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	13,500	285,519
12

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Yankuang Energy Group Co. Ltd., H Shares(1)	355,300	$633,459
Yidu Tech, Inc.(1)(2)	326,600	160,559
Yihai International Holding Ltd.	231,000	465,576
Yiren Digital Ltd., ADR	2,651	2,678
Yixin Group Ltd.	462,000	71,704
Youdao, Inc., ADR(1)(2)	3,212	52,645
Youzan Technology Ltd.(1)(2)	76,000	12,100
Yuexiu Property Co. Ltd.(1)	576,800	239,361
Yuexiu Services Group Ltd.	72,500	17,552
Yuexiu Transport Infrastructure Ltd.	198,000	87,763
Yum China Holdings, Inc.	24,785	1,105,659
ZCZL Industrial Technology Group Co. Ltd., H Shares	6,400	10,234
Zengame Technology Holding Ltd.	102,000	30,030
Zhaojin Mining Industry Co. Ltd., H Shares	341,000	1,001,494
Zhejiang Expressway Co. Ltd., H Shares	248,400	202,227
Zhejiang Leapmotor Technology Co. Ltd.(1)(2)	144,300	674,549
Zhihu, Inc., ADR(2)	4,484	12,376
ZhongAn Online P&C Insurance Co. Ltd., H Shares(2)	261,800	380,204
Zhongsheng Group Holdings Ltd.(2)	326,000	177,312
Zhou Hei Ya International Holdings Co. Ltd.	177,000	28,607
Zhuzhou CRRC Times Electric Co. Ltd., Class H	96,200	386,982
Zijin Gold International Co. Ltd.(1)	17,800	342,958
Zijin Mining Group Co. Ltd., H Shares	604,000	2,816,378
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(1)	114,200	88,644
ZTO Express Cayman, Inc., ADR	58,473	1,237,873
Zylox-Tonbridge Medical Technology Co. Ltd.	21,000	57,243
		231,860,216
Colombia — 0.2%
BAC Holding International Corp.	3,792	430
Banco Davivienda SA, Preference Shares	1,532	12,069
Corp. Financiera Colombiana SA(2)	3,119	21,766
Ecopetrol SA, ADR	17,105	285,140
Grupo Argos SA	60,349	378,088
Grupo Aval Acciones y Valores SA, Preference Shares	3,792	993
Grupo Cibest SA	12,549	330,826
Grupo Cibest SA, ADR	5,620	540,194
Grupo de Inversiones Suramericana SA	16,293	311,281
Interconexion Electrica SA ESP	40,461	358,148
Mineros SA	20,536	120,888
		2,359,823
Czech Republic — 0.1%
CEZ AS	11,399	755,638
Komercni Banka AS	5,431	277,526
Moneta Money Bank AS	52,198	489,240
		1,522,404
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	449,654	1,187,830
Greece — 0.7%
Aegean Airlines SA	18,435	260,648
Alpha Bank SA	229,360	1,216,465
Athens International Airport SA	8,251	100,290
Eurobank SA	201,651	1,069,635
Fourlis Holdings SA	301	1,438
13

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Hellenic Telecommunications Organization SA	7,470	$171,431
HELLENiQ ENERGY Holdings SA	12,550	226,021
Jumbo SA	10,631	320,393
LAMDA Development SA(2)	19,803	146,437
Motor Oil Hellas Corinth Refineries SA	15,527	1,086,546
National Bank of Greece SA	53,254	1,040,771
Optima bank SA	4,646	65,688
Piraeus Bank SA(2)	128,968	1,534,454
Public Power Corp. SA	15,145	420,938
Titan SA	5,890	373,271
Viohalco SA	2,419	48,404
		8,082,830
Hong Kong — 0.0%
Baozun, Inc., Class A(2)	1,700	1,633
Central China New Life Ltd.	17,000	660
China Maple Leaf Educational Systems Ltd.(2)	2,000	45
China Rare Earth Holdings Ltd.(2)	68,000	87
China Shuifa Singyes Energy Holdings Ltd.(2)	35,000	863
China South City Holdings Ltd.(1)(2)	148,000	505
China Sunshine Paper Holdings Co. Ltd.(2)	65,000	8,088
China Zhongwang Holdings Ltd.(1)(2)	81,088	104
Fu Shou Yuan International Group Ltd.(1)	314,000	79,317
Homeland Interactive Technology Ltd.(2)	12,000	1,839
Honliv Healthcare Management Group Co. Ltd.(2)	20,000	1,990
Hopson Development Holdings Ltd.(2)	42,163	10,650
JH Educational Technology, Inc.(2)	12,000	1,160
Jiayuan International Group Ltd.(2)	52,000	66
Jinchuan Group International Resources Co. Ltd.(1)	703,000	897
KWG Group Holdings Ltd.(2)	151,000	1,787
KWG Living Group Holdings Ltd.(1)(2)	6,500	120
Pacific Millennium Packaging Group Corp.(2)	2,000	701
Shanghai Pioneer Holding Ltd.	16,000	4,569
Truly International Holdings Ltd.	76,000	8,128
Yincheng International Holding Co. Ltd.(2)	4,000	1
Zhuguang Holdings Group Co. Ltd.(2)	472,000	1,267
		124,477
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	82,933	666,187
MOL Hungarian Oil & Gas PLC(2)	59,352	954,364
OTP Bank Nyrt	10,227	1,470,977
Richter Gedeon Nyrt	10,838	451,786
		3,543,314
India — 12.3%
20 Microns Ltd.	5,667	12,955
360 ONE WAM Ltd.	10,948	135,018
3M India Ltd.	187	65,429
63 Moons Technologies Ltd.	4,379	35,758
Aadhar Housing Finance Ltd.(2)	10,418	51,176
Aarti Drugs Ltd.	9,641	41,690
Aarti Industries Ltd.(2)	21,152	116,383
Aarti Pharmalabs Ltd.	8,346	74,116
Aavas Financiers Ltd.(2)	10,533	139,309
ABB India Ltd.	2,252	180,487
14

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
ACC Ltd.	6,924	$92,773
Accelya Solutions India Ltd.	926	10,957
Acme Solar Holdings Ltd.	60,860	256,679
Action Construction Equipment Ltd.(2)	10,890	126,836
Adani Energy Solutions Ltd.(2)	13,550	201,458
Adani Enterprises Ltd.	9,540	286,068
Adani Green Energy Ltd.(2)	6,990	89,052
Adani Ports & Special Economic Zone Ltd.	43,977	734,955
Adani Power Ltd.(2)	273,085	567,464
Adani Total Gas Ltd.	8,578	55,929
Aditya Birla Capital Ltd.(2)	66,865	287,117
Aditya Birla Fashion & Retail Ltd.(2)	156,471	85,511
Aditya Birla Sun Life Asset Management Co. Ltd.	16,335	180,257
Afcons Infrastructure Ltd.	27,361	82,010
Agarwal Industrial Corp. Ltd.	1,367	6,577
AGI Greenpac Ltd.(2)	7,217	58,731
AIA Engineering Ltd.	4,656	208,041
Ajanta Pharma Ltd.	8,430	318,778
Akums Drugs & Pharmaceuticals Ltd.	5,632	45,935
Alembic Ltd.	9,345	9,679
Alembic Pharmaceuticals Ltd.	8,197	71,869
Alivus Life Sciences Ltd.	7,976	117,669
Alkem Laboratories Ltd.	6,412	358,801
Alkyl Amines Chemicals	545	11,464
Allcargo Global Ltd.(2)	39,128	5,685
Allcargo Logistics Ltd.(2)	39,128	4,901
Allcargo Terminals Ltd.(2)	9,782	2,654
Allied Blenders & Distillers Ltd.	7,379	47,884
Allied Digital Services Ltd.	9,140	10,086
Alok Industries Ltd.(2)	30,788	2,744
Amagi Media Labs Ltd.(2)	15,472	92,073
Amara Raja Energy & Mobility Ltd.	33,736	315,948
Ambuja Cements Ltd.	25,656	107,939
Anand Rathi Share & Stock Brokers Ltd.	7,000	37,344
Anand Rathi Wealth Ltd.	9,483	219,484
Anant Raj Ltd.	22,448	142,122
Andhra Paper Ltd.	16,070	10,235
Andhra Sugars Ltd.	20,345	21,248
Angel One Ltd.	144,502	434,789
Antelopus Selan Energy Ltd.(2)	1,229	10,123
Antony Waste Handling Cell Ltd.	4,338	17,437
Apar Industries Ltd.(2)	3,485	646,722
APL Apollo Tubes Ltd.(2)	12,471	290,814
Apollo Hospitals Enterprise Ltd.	6,307	588,960
Apollo Tyres Ltd.	65,347	301,332
Aptus Value Housing Finance India Ltd.	123,831	323,236
Archean Chemical Industries Ltd.	14,564	74,201
Arvind Fashions Ltd.	25,044	118,902
Arvind Ltd.(2)	48,006	279,832
Arvind SmartSpaces Ltd.	2,390	16,677
Asahi India Glass Ltd.	13,935	139,352
Ashok Leyland Ltd.	411,406	757,821
Ashoka Buildcon Ltd.(2)	52,270	65,931
15

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Asian Paints Ltd.	17,466	$485,481
ASK Automotive Ltd.	8,060	55,870
Astral Ltd.	2,185	34,900
Ather Energy Ltd.(2)	3,591	64,766
Atul Ltd.	1,013	67,983
AU Small Finance Bank Ltd.	28,817	328,474
Aurobindo Pharma Ltd.(2)	32,171	579,556
Aurum Proptech Ltd.(2)	376	912
Avanti Feeds Ltd.	9,135	79,009
Avenue Supermarts Ltd.(2)	2,943	120,443
AWL Agri Business Ltd.	56,578	114,283
Axis Bank Ltd., GDR	34,119	2,228,793
Bajaj Auto Ltd.	3,939	501,940
Bajaj Consumer Care Ltd.(2)	15,148	75,332
Bajaj Finance Ltd.	155,601	1,725,216
Bajaj Finserv Ltd.	21,573	457,333
Bajaj Healthcare Ltd.	4,557	15,972
Bajaj Hindusthan Sugar Ltd.(2)	283,405	66,839
Balaji Amines Ltd.	3,721	90,726
Balkrishna Industries Ltd.	8,777	209,968
Balrampur Chini Mills Ltd.	18,717	136,323
Bandhan Bank Ltd.	206,043	353,334
Bank of Baroda	110,705	277,077
Bank of Maharashtra	85,420	73,467
BASF India Ltd.	1,301	51,728
Bata India Ltd.	9,595	68,703
Bayer CropScience Ltd.	2,286	95,372
Belrise Industries Ltd.(2)	28,770	70,173
Berger Paints India Ltd.	8,059	42,052
Best Agrolife Ltd.	26,400	4,760
Bhansali Engineering Polymers Ltd.	21,758	27,660
Bharat Bijlee Ltd.	1,734	43,000
Bharat Electronics Ltd.	154,146	670,424
Bharat Forge Ltd.	21,353	471,490
Bharat Heavy Electricals Ltd.	73,597	341,625
Bharat Petroleum Corp. Ltd.	225,009	764,787
Bharat Rasayan Ltd.	868	11,374
Bharti Airtel Ltd.	126,348	2,401,696
Biocon Ltd.	11,885	51,374
Birla Corp. Ltd.	2,240	20,501
BirlaNu Ltd.	531	8,030
Birlasoft Ltd.	44,349	135,437
Bliss Gvs Pharma Ltd.	23,549	152,368
BLS International Services Ltd.	11,482	28,959
Blue Dart Express Ltd.(2)	1,475	76,284
Bluspring Enterprises Ltd.(2)	6,356	8,431
Bombay Burmah Trading Co.	4,932	77,802
Bombay Dyeing & Manufacturing Co. Ltd.	27,868	33,389
Bosch Ltd.	143	75,118
Brigade Enterprises Ltd.	16,837	115,825
Brightcom Group Ltd.(2)	188,567	17,872
Britannia Industries Ltd.	8,076	445,069
BSE Ltd.	5,906	203,231
16

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Camlin Fine Sciences Ltd.(2)	22,666	$24,399
Campus Activewear Ltd.	17,472	41,467
Can Fin Homes Ltd.	28,510	237,975
Canara Bank	298,054	396,503
Canara Robeco Asset Management Co. Ltd.	11,339	30,834
Capacit'e Infraprojects Ltd.(2)	13,971	31,365
Caplin Point Laboratories Ltd.	1,110	29,342
Capri Global Capital Ltd.	56,141	151,017
Carborundum Universal Ltd.	4,834	56,126
Care Ratings Ltd.	3,557	64,570
Castrol India Ltd.	72,396	140,253
CCL Products India Ltd.	4,764	53,968
Ceat Ltd.	6,761	242,520
Cemindia Projects Ltd.	23,620	303,508
Central Depository Services India Ltd.	7,705	113,313
Centum Electronics Ltd.	2,064	74,626
Century Plyboards India Ltd.	183	1,454
Cera Sanitaryware Ltd.	402	24,179
CESC Ltd.	62,905	96,520
CG Power & Industrial Solutions Ltd.	27,275	262,181
Chalet Hotels Ltd.	13,548	128,524
Chambal Fertilisers & Chemicals Ltd.	44,576	191,462
Chemcon Speciality Chemicals Ltd.	561	1,181
Chemplast Sanmar Ltd.(2)	17,320	32,082
Chennai Petroleum Corp. Ltd.	12,992	186,496
Cholamandalam Financial Holdings Ltd.	8,542	133,133
Cholamandalam Investment & Finance Co. Ltd.	46,829	912,164
CIE Automotive India Ltd.	31,976	131,237
Cipla Ltd.	33,201	490,868
City Union Bank Ltd.	94,514	227,246
CMS Info Systems Ltd.	57,355	146,666
Coal India Ltd.	221,500	934,246
Coforge Ltd.	20,730	431,299
Cohance Lifesciences Ltd.(2)	8,004	38,263
Colgate-Palmolive India Ltd.	13,085	260,680
Computer Age Management Services Ltd.	28,820	236,448
Container Corp. of India Ltd.	20,678	111,048
Coromandel International Ltd.	22,622	452,681
Cosmo First Ltd.	5,636	54,978
Craftsman Automation Ltd.	809	95,218
CreditAccess Grameen Ltd.(2)	14,114	202,101
CRISIL Ltd.	1,603	81,135
Crompton Greaves Consumer Electricals Ltd.	42,692	105,596
CSB Bank Ltd.(2)	12,428	44,772
Cummins India Ltd.	7,999	428,394
Cyient Ltd.	11,960	147,343
Dabur India Ltd.	25,853	103,388
Dalmia Bharat Ltd.	5,784	112,639
Dalmia Bharat Refractories Ltd.(2)	33	4
Dalmia Bharat Sugar & Industries Ltd.	1,638	8,328
DAM Capital Advisors Ltd.	12,699	19,339
Datamatics Global Services Ltd.	5,211	42,723
DB Corp. Ltd.	13,014	27,212
17

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
DCB Bank Ltd.	54,936	$125,630
DCM Shriram Fine Chemicals Ltd.	6,912	1,953
DCM Shriram Industries Ltd.	6,912	3,511
DCM Shriram International Ltd.	2,397	1,774
DCM Shriram Ltd.	6,921	73,878
DCW Ltd.	38,894	18,573
Dcx Systems Ltd.(2)	19,870	36,086
Deepak Fertilisers & Petrochemicals Corp. Ltd.	21,689	320,250
Deepak Nitrite Ltd.	5,774	106,013
Delhivery Ltd.(2)	37,930	181,554
Delta Corp. Ltd.	3,208	1,968
Devyani International Ltd.(2)	51,787	75,377
Digitide Solutions Ltd.(2)	6,356	6,487
Dilip Buildcon Ltd.	10,399	44,194
Dish TV India Ltd.(2)	221,711	6,378
Dishman Carbogen Amcis Ltd.(2)	11,349	21,256
Divi's Laboratories Ltd.	3,904	387,895
Dixon Technologies India Ltd.	2,520	392,309
DLF Ltd.	76,585	554,887
D-Link India Ltd.	5,282	24,482
Dr. Lal PathLabs Ltd.	10,494	213,317
Dr. Reddy's Laboratories Ltd., ADR	47,224	572,827
Dwarikesh Sugar Industries Ltd.	31,044	17,090
Dynacons Systems & Solutions Ltd.	1,460	15,932
eClerx Services Ltd.	14,144	293,441
Edelweiss Financial Services Ltd.	128,351	171,335
Eicher Motors Ltd.	5,646	471,450
EID Parry India Ltd.(2)	23,743	199,209
EIH Ltd.	23,266	68,920
Elecon Engineering Co. Ltd.	16,414	70,934
Electrosteel Castings Ltd.	79,734	69,785
Emami Ltd.	34,735	132,744
Embassy Developments Ltd.(2)	98,263	63,971
Endurance Technologies Ltd.	6,087	183,466
Engineers India Ltd.	100,470	275,853
Epack Durable Ltd.(2)	14,162	27,818
Epigral Ltd.	2,722	34,375
EPL Ltd.	58,157	159,842
Equitas Small Finance Bank Ltd.(2)	112,358	87,105
Eris Lifesciences Ltd.	2,069	28,176
Escorts Kubota Ltd.	1,598	50,227
Ester Industries Ltd.	7,600	7,324
Eternal Ltd.(2)	91,136	313,545
Eveready Industries India Ltd.	9,278	32,124
Everest Industries Ltd.	1,312	5,941
Everest Kanto Cylinder Ltd.(2)	12,621	14,223
Excel Industries Ltd.(2)	1,451	15,929
Exide Industries Ltd.	96,579	446,158
FDC Ltd.	9,736	34,486
Fedbank Financial Services Ltd.(2)	21,001	34,637
Federal Bank Ltd.	249,215	932,313
Federal-Mogul Goetze India Ltd.(2)	5,784	37,965
FIEM Industries Ltd.	3,723	79,495
18

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Filatex India Ltd.	66,582	$52,502
Fine Organic Industries Ltd.	1,901	105,462
Finolex Cables Ltd.	7,205	94,249
Finolex Industries Ltd.	51,489	85,225
Five-Star Business Finance Ltd.	57,739	323,999
Force Motors Ltd.	1,521	279,381
Fortis Healthcare Ltd.	12,310	117,244
FSN E-Commerce Ventures Ltd.(2)	26,306	96,392
G R Infraprojects Ltd.	4,953	45,566
Gabriel India Ltd.	10,034	151,564
GAIL India Ltd.	247,260	460,451
Galaxy Surfactants Ltd.	260	6,158
Ganesha Ecosphere Ltd.	2,736	29,324
Garware Technical Fibres Ltd.	8,205	70,052
Gateway Distriparks Ltd.	25,998	14,671
GE Vernova T&D India Ltd.	9,606	448,209
Genesys International Corp. Ltd.(2)	11,465	27,329
Geojit Financial Services Ltd.	25,322	22,134
GHCL Ltd.	11,424	52,515
GHCL Textiles Ltd.	5,163	7,297
GIC Housing Finance Ltd.	7,865	11,490
Gillette India Ltd.	1,040	79,971
Gland Pharma Ltd.	3,180	96,440
GlaxoSmithKline Pharmaceuticals Ltd.	3,461	110,801
Glenmark Pharmaceuticals Ltd.	21,408	557,527
Global Health Ltd.	6,568	102,005
Globus Spirits Ltd.(2)	1,530	14,726
GM Breweries Ltd.	2,182	20,078
GMM Pfaudler Ltd.	5,881	64,344
GMR Airports Ltd.(2)	115,370	113,320
GNA Axles Ltd.	6,379	36,166
Go Fashion India Ltd.(2)	9,832	33,806
Godawari Power & Ispat Ltd.	63,770	163,020
Godrej Agrovet Ltd.	8,470	54,682
Godrej Consumer Products Ltd.	6,465	61,143
Godrej Properties Ltd.	7,341	155,065
Gokul Agro Resources Ltd.(2)	34,108	87,305
Granules India Ltd.	39,191	340,858
Graphite India Ltd.	10,458	77,094
Grasim Industries Ltd.	12,195	431,282
Great Eastern Shipping Co. Ltd.	33,453	456,936
Greaves Cotton Ltd.	35,619	73,913
Greenpanel Industries Ltd.	7,398	12,153
Greenply Industries Ltd.	13,704	41,728
Grindwell Norton Ltd.	1,853	39,372
GSPL Transmission Ltd.(2)	1,055	1,643
Gujarat Alkalies & Chemicals Ltd.	3,254	23,921
Gujarat Ambuja Exports Ltd.	30,364	56,381
Gujarat Fluorochemicals Ltd.	757	37,255
Gujarat Industries Power Co. Ltd.	9,040	18,908
Gujarat Mineral Development Corp. Ltd.	9,795	57,888
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	12,684	76,456
Gujarat Pipavav Port Ltd.	79,486	139,787
19

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	38,670	$64,157
Gulf Oil Lubricants India Ltd.	5,694	67,025
Happiest Minds Technologies Ltd.	6,267	26,737
Hathway Cable & Datacom Ltd.(2)	53,179	5,936
Havells India Ltd.	19,258	251,442
HCL Technologies Ltd.	75,792	1,042,127
HDFC Asset Management Co. Ltd.	19,482	535,591
HDFC Bank Ltd.	451,459	3,353,888
HDFC Life Insurance Co. Ltd.	28,671	163,430
HealthCare Global Enterprises Ltd.(2)	11,665	89,839
HEG Ltd.	12,544	95,913
HeidelbergCement India Ltd.	18,473	30,531
Heritage Foods Ltd.	14,642	55,531
Hero MotoCorp Ltd.	15,685	896,625
Hexaware Technologies Ltd.	22,746	132,332
HFCL Ltd.	116,692	305,004
HG Infra Engineering Ltd.	4,795	24,662
Hikal Ltd.	15,602	32,967
Himatsingka Seide Ltd.	16,480	11,997
Hindalco Industries Ltd.	156,150	1,664,531
Hinduja Global Solutions Ltd.(2)	630	2,648
Hindustan Aeronautics Ltd.	4,725	238,175
Hindustan Oil Exploration Co. Ltd.(2)	12,291	20,919
Hindustan Petroleum Corp. Ltd.	173,666	666,093
Hindustan Unilever Ltd.	38,421	793,193
Hitachi Energy India Ltd.	989	350,469
HI-Tech Pipes Ltd.	26,394	21,845
Home First Finance Co. India Ltd.	3,285	40,138
Honda India Power Products Ltd.	797	16,880
Housing & Urban Development Corp. Ltd.	16,313	31,136
Huhtamaki India Ltd.	5,133	14,155
I G Petrochemicals Ltd.	1,499	8,411
ICICI Bank Ltd., ADR	190,947	5,797,151
ICICI Lombard General Insurance Co. Ltd.	10,933	179,786
ICICI Prudential Life Insurance Co. Ltd.	13,287	72,086
IDFC First Bank Ltd.	549,216	495,354
IFB Industries Ltd.(2)	1,951	27,252
IFCI Ltd.(2)	76,940	72,329
IIFL Capital Services Ltd.	43,723	154,655
IIFL Finance Ltd.	71,101	482,313
Indegene Ltd.	19,563	125,593
India Cements Ltd.(2)	19,560	76,069
India Glycols Ltd.	9,348	112,591
India Shelter Finance Corp. Ltd.	10,741	73,290
Indiabulls Ltd.(2)	147,414	40,595
IndiaMart InterMesh Ltd.	8,552	157,486
Indian Bank	32,035	301,809
Indian Energy Exchange Ltd.	109,007	137,849
Indian Hotels Co. Ltd.	34,514	267,346
Indian Hume Pipe Co. Ltd.	4,662	18,634
Indian Metals & Ferro Alloys Ltd.	5,733	79,253
Indian Oil Corp. Ltd.	271,128	395,802
Indian Railway Catering & Tourism Corp. Ltd.	9,660	48,780
20

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Indian Renewable Energy Development Agency Ltd.	166,798	$203,789
Indigo Paints Ltd.(2)	6,835	82,569
IndiGrid Infrastructure Trust	48,251	89,011
Indo Count Industries Ltd.	10,682	52,544
Indraprastha Gas Ltd.	87,442	138,114
Indraprastha Medical Corp. Ltd.	16,933	64,503
Indus Towers Ltd.	197,781	806,943
IndusInd Bank Ltd.	74,180	790,837
Info Edge India Ltd.	19,177	264,109
Infosys Ltd., ADR(1)	256,985	3,099,239
Ingersoll Rand India Ltd.	565	28,767
INOX India Ltd.	5,441	121,875
Intellect Design Arena Ltd.	18,409	131,495
InterGlobe Aviation Ltd.(2)	13,896	762,120
IOL Chemicals & Pharmaceuticals Ltd.	29,965	60,913
Ipca Laboratories Ltd.	6,396	132,624
IRB Infrastructure Developers Ltd.	671,280	136,343
IRCON International Ltd.	39,977	50,008
ISGEC Heavy Engineering Ltd.	10,220	84,806
ITC Hotels Ltd.	56,781	95,342
J Kumar Infraprojects Ltd.	6,357	32,696
Jagran Prakashan Ltd.	9,956	6,384
Jai Balaji Industries Ltd.(2)	26,950	20,394
Jai Corp. Ltd.	9,007	9,310
Jain Irrigation Systems Ltd.(2)	59,660	17,693
Jaiprakash Power Ventures Ltd.(2)	981,173	169,214
Jammu & Kashmir Bank Ltd.(2)	137,703	213,194
Jamna Auto Industries Ltd.	70,951	90,435
Jana Small Finance Bank Ltd.(2)	13,462	75,916
Jash Engineering Ltd.	5,310	25,932
Jayaswal NECO Industries Ltd.(2)	118,038	121,732
JBM Auto Ltd.(2)	10,148	66,548
Jeena Sikho Lifecare Ltd.	7,131	38,259
Jindal Drilling & Industries Ltd.(2)	2,127	13,870
Jindal Poly Films Ltd.	1,475	9,768
Jindal Saw Ltd.	53,281	173,004
Jindal Stainless Ltd.	56,432	415,767
Jindal Steel Ltd.	58,598	733,371
Jio Financial Services Ltd.	191,278	484,353
JK Cement Ltd.	4,664	251,171
JK Lakshmi Cement Ltd.	14,332	79,886
JK Paper Ltd.	25,337	105,363
JK Tyre & Industries Ltd.	22,186	88,322
JM Financial Ltd.	103,344	138,619
JSW Dulux Ltd.	552	18,343
JSW Energy Ltd.	42,000	229,257
JSW Steel Ltd.	21,879	300,010
Jubilant Foodworks Ltd.	22,574	117,647
Jubilant Ingrevia Ltd.	12,275	87,017
Jubilant Pharmova Ltd.	21,083	195,236
Just Dial Ltd.(2)	979	7,297
Jyoti Structures Ltd.(2)	168,125	17,631
Kajaria Ceramics Ltd.	15,248	199,166
21

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kalpataru Projects International Ltd.	13,804	$202,903
Kalyan Jewellers India Ltd.	4,962	31,265
Kalyani Steels Ltd.	2,407	22,973
Kansai Nerolac Paints Ltd.	14,918	30,176
Karnataka Bank Ltd.	55,284	194,301
Karur Vysya Bank Ltd.	129,112	471,046
Kaveri Seed Co. Ltd.	5,784	46,442
KCP Ltd.	19,748	34,600
KEC International Ltd.	37,089	162,047
KEI Industries Ltd.	2,594	156,252
Kellton Tech Solutions Ltd.(2)	38,405	5,665
Kennametal India Ltd.	279	12,897
Kfin Technologies Ltd.	7,063	71,872
Kiri Industries Ltd.(2)	8,250	45,951
Kirloskar Brothers Ltd.	4,041	80,631
Kirloskar Ferrous Industries Ltd.	11,193	53,134
Kirloskar Oil Engines Ltd.	20,773	457,564
Kirloskar Pneumatic Co. Ltd.	8,168	61,233
KNR Constructions Ltd.	38,774	49,302
Kolte-Patil Developers Ltd.(2)	1,397	6,554
Kopran Ltd.	1,454	3,325
Kotak Mahindra Bank Ltd.	339,630	1,493,565
KPIT Technologies Ltd.	15,137	92,919
KPR Mill Ltd.	19,677	243,121
KRBL Ltd.	23,078	102,283
Kwality Wall's India Ltd.(2)	234,440	111,537
L&T Finance Ltd.	165,563	557,304
L&T Technology Services Ltd.	955	36,154
LA Opala RG Ltd.	4,256	7,754
Landmark Cars Ltd.	7,532	40,894
Larsen & Toubro Ltd.	35,419	1,501,569
Laurus Labs Ltd.	3,468	69,698
Laxmi Organic Industries Ltd.	22,759	39,754
LG Balakrishnan & Bros Ltd.	4,509	80,068
LIC Housing Finance Ltd.	79,426	448,749
Lincoln Pharmaceuticals Ltd.	1,473	9,388
Linde India Ltd.	348	23,316
Lloyds Metals & Energy Ltd.	10,764	202,603
Lodha Developers Ltd.	10,590	133,189
LT Foods Ltd.	21,706	101,736
LTM Ltd.	5,066	241,137
Lupin Ltd.	26,618	611,521
LUX Industries Ltd.	1,558	19,779
Mahanagar Gas Ltd.	15,132	169,873
Maharashtra Scooters Ltd.	356	51,091
Maharashtra Seamless Ltd.(2)	14,871	103,492
Mahindra & Mahindra Financial Services Ltd.	85,818	335,876
Mahindra & Mahindra Ltd.	37,941	1,307,173
Mahindra Logistics Ltd.	10,307	42,321
Maithan Alloys Ltd.	2,266	23,228
Man Industries India Ltd.(2)	5,700	44,993
Man Infraconstruction Ltd.	17,927	23,056
Manali Petrochemicals Ltd.	9,199	7,891
22

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Manappuram Finance Ltd.	161,805	$577,207
Mangalam Cement Ltd.	4,384	49,291
Mankind Pharma Ltd.(2)	8,430	213,978
Marico Ltd.	34,196	294,281
Marksans Pharma Ltd.	42,291	142,705
Maruti Suzuki India Ltd.	4,220	600,439
MAS Financial Services Ltd.	4,887	15,628
Matrimony.com Ltd.	293	1,595
Max Financial Services Ltd.(2)	25,739	424,647
Max Healthcare Institute Ltd.	18,740	204,973
Mayur Uniquoters Ltd.	3,364	26,479
Mazagon Dock Shipbuilders Ltd.	4,276	111,243
Medplus Health Services Ltd.(2)	19,395	136,912
Meghmani Organics Ltd.(2)	29,589	19,838
Metropolis Healthcare Ltd.	4,076	24,903
Minda Corp. Ltd.	18,757	140,318
Mirza International Ltd.(2)	9,808	3,260
MOIL Ltd.	21,352	55,473
Monarch Networth Capital Ltd.	327	1,305
Morepen Laboratories Ltd.(2)	65,277	73,409
Motherson Sumi Wiring India Ltd.	235,813	91,115
Motilal Oswal Financial Services Ltd.	33,965	371,504
Mphasis Ltd.	19,841	504,992
MRF Ltd.	329	461,709
MSTC Ltd.	4,216	33,219
Multi Commodity Exchange of India Ltd.	14,890	531,213
Muthoot Finance Ltd.	15,724	491,092
Muthoot Microfin Ltd.(2)	21,755	46,524
Narayana Hrudayalaya Ltd.	15,781	315,994
Natco Pharma Ltd.	30,606	270,272
National Aluminium Co. Ltd.	175,175	701,736
National Fertilizers Ltd.	36,922	27,257
National Securities Depository Ltd.	10,352	88,214
Nava Ltd.	43,208	257,542
NBCC India Ltd.	34,016	30,733
NCC Ltd.	143,186	222,857
NELCO Ltd.	2,578	25,752
Nephrocare Health Services Ltd.(2)	5,294	37,950
NESCO Ltd.	1,414	15,445
Nestle India Ltd.	39,755	624,500
Network18 Media & Investments Ltd.(2)	137,865	39,393
Neuland Laboratories Ltd.	759	183,368
Newgen Software Technologies Ltd.	14,639	81,157
NHPC Ltd.	409,146	329,370
NIIT Learning Systems Ltd.	7,767	18,499
NIIT Ltd.	9,326	9,915
Nippon Life India Asset Management Ltd.	20,520	252,243
Nitin Spinners Ltd.(2)	9,804	64,494
NLC India Ltd.	92,914	260,722
NMDC Ltd.	537,979	497,693
NMDC Steel Ltd.(2)	167,794	81,306
NOCIL Ltd.	17,520	31,501
Northern Arc Capital Ltd.(2)	33,002	107,907
23

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
NTPC Ltd.	470,699	$1,617,262
Nucleus Software Exports Ltd.	1,557	12,163
Nuvama Wealth Management Ltd.	21,533	396,309
Oberoi Realty Ltd.	9,619	188,460
Oil & Natural Gas Corp. Ltd.	270,546	658,542
Oil India Ltd.	89,978	456,663
One 97 Communications Ltd.(2)	18,464	332,479
OnMobile Global Ltd.(2)	3,493	1,849
Oracle Financial Services Software Ltd.	3,204	421,545
Orient Cement Ltd.	10,027	13,629
Orient Electric Ltd.	31,070	58,619
Orient Green Power Co. Ltd.(2)	182,034	17,559
Page Industries Ltd.	613	230,336
Paisalo Digital Ltd.	163,997	115,763
Panama Petrochem Ltd.	4,381	21,672
Paradeep Phosphates Ltd.(2)	139,495	234,013
Paramount Communications Ltd.(2)	55,613	38,103
Park Medi World Ltd.(2)	17,670	53,119
Patel Engineering Ltd.(2)	59,060	17,360
PB Fintech Ltd.(2)	18,169	357,553
PC Jeweller Ltd.(2)	244,100	28,134
PDS Ltd.	5,742	22,176
Pennar Industries Ltd.(2)	21,103	36,766
Persistent Systems Ltd.	7,627	447,130
Petronet LNG Ltd.	202,416	637,900
Phoenix Mills Ltd.	9,365	186,654
PI Industries Ltd.	8,669	215,690
Pidilite Industries Ltd.	15,580	275,985
Piramal Finance Ltd.	20,349	491,156
Piramal Pharma Ltd.(2)	50,878	114,430
PIX Transmissions Ltd.	2,307	44,017
PNB Housing Finance Ltd.	47,925	577,601
PNC Infratech Ltd.	17,907	35,350
Pokarna Ltd.	3,522	31,570
Polycab India Ltd.	1,929	191,175
Polyplex Corp. Ltd.	3,736	46,368
Poonawalla Fincorp Ltd.(2)	23,119	112,498
Power Finance Corp. Ltd.	225,510	795,329
Power Grid Corp. of India Ltd.	301,760	835,095
Power Mech Projects Ltd.	1,510	39,898
Prakash Industries Ltd.	29,875	39,925
Prakash Pipes Ltd.	3,503	9,614
Precision Camshafts Ltd.	8,326	10,950
Precision Wires India Ltd.	19,800	105,006
Premier Energies Ltd.	13,399	145,706
Premier Explosives Ltd.	9,136	63,497
Prestige Estates Projects Ltd.	32,953	564,298
Prince Pipes & Fittings Ltd.	10,830	33,417
Prism Johnson Ltd.(2)	20,331	23,736
Privi Speciality Chemicals Ltd.	2,429	88,580
Protean eGov Technologies Ltd.	10,673	58,313
Prudent Corporate Advisory Services Ltd.	1,266	48,802
PSP Projects Ltd.(2)	2,983	27,442
24

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PTC India Ltd.	90,801	$143,760
Pudumjee Paper Products Ltd.	10,757	10,748
Punjab National Bank	135,752	162,580
PVR Inox Ltd.(2)	8,306	105,285
Quess Corp. Ltd.	3,069	12,289
Radico Khaitan Ltd.	2,607	122,708
Railtel Corp. of India Ltd.	30,216	87,346
Rainbow Children's Medicare Ltd.	10,147	150,578
Rajesh Exports Ltd.(2)	5,055	4,020
Rallis India Ltd.	2,331	5,070
Ram Ratna Wires Ltd.	3,555	21,034
Ramco Cements Ltd.	28,996	267,754
Ramco Industries Ltd.	5,549	19,101
Ramco Systems Ltd.(2)	6,890	41,581
Ramkrishna Forgings Ltd.	14,795	115,460
Ramky Infrastructure Ltd.(2)	5,433	20,025
Rashi Peripherals Ltd.	4,592	39,302
Rashtriya Chemicals & Fertilizers Ltd.	39,385	46,909
Rategain Travel Technologies Ltd.(2)	4,772	46,946
Ratnamani Metals & Tubes Ltd.	2,566	71,401
RattanIndia Enterprises Ltd.(2)	63,650	20,036
RattanIndia Power Ltd.(2)	123,095	9,688
Raymond Lifestyle Ltd.	1	7
Raymond Ltd.(2)	7,599	50,360
Raymond Realty Ltd.	7,599	42,389
RBL Bank Ltd.	83,585	333,500
REC Ltd.	213,754	724,853
Redington Ltd.	87,916	330,305
Relaxo Footwears Ltd.(2)	20,853	78,247
Reliance Industrial Infrastructure Ltd.	626	4,936
Reliance Industries Ltd., GDR	91,743	4,795,169
Reliance Infrastructure Ltd.(2)	38,258	23,850
Reliance Power Ltd.(2)	508,308	117,693
Religare Enterprises Ltd.(2)	31,562	80,331
Repco Home Finance Ltd.	8,841	33,686
Rico Auto Industries Ltd.	24,063	32,728
RITES Ltd.	30,402	69,635
Rolex Rings Ltd.(2)	39,248	74,335
Route Mobile Ltd.	6,323	33,156
RPG Life Sciences Ltd.	1,162	32,040
Rupa & Co. Ltd.(2)	2,495	3,864
SAMHI Hotels Ltd.(2)	62,219	101,920
Sammaan Capital Ltd.(2)	107,910	165,654
Samvardhana Motherson International Ltd.	357,282	639,396
Sandhar Technologies Ltd.	3,964	27,161
Sandur Manganese & Iron Ores Ltd.	37,685	79,962
Sanghvi Movers Ltd.	7,262	34,845
Sanofi India Ltd.	976	32,001
Sapphire Foods India Ltd.(2)	49,871	122,627
Sarda Energy & Minerals Ltd.	24,382	127,639
Saregama India Ltd.	22,711	114,370
Satin Creditcare Network Ltd.(2)	18,991	44,648
SBFC Finance Ltd.(2)	140,467	145,678
25

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
SBI Cards & Payment Services Ltd.	35,104	$237,442
SBI Life Insurance Co. Ltd.	11,654	212,859
Schaeffler India Ltd.	875	36,890
Schneider Electric Infrastructure Ltd.(2)	4,184	53,457
SEAMEC Ltd.	2,359	41,443
SG Finserve Ltd.(2)	8,838	63,867
SG Mart Ltd.(2)	16,575	139,680
Shankara Buildpro Ltd.	1,719	22,604
Sharda Cropchem Ltd.	9,132	73,415
Share India Securities Ltd.	27,903	50,590
Shipping Corp. of India Land & Assets Ltd.	5,563	2,316
Shipping Corp. of India Ltd.	36,362	110,465
Shivalik Bimetal Controls Ltd.	5,403	60,618
Shoppers Stop Ltd.(2)	2,091	8,427
Shree Cement Ltd.	961	233,935
Shree Renuka Sugars Ltd.(2)	13,699	3,581
Shriram Finance Ltd.	162,950	1,896,275
Shyam Metalics & Energy Ltd.	15,545	178,361
Siemens Energy India Ltd.	2,965	100,446
Siemens Ltd.	2,965	125,304
Siyaram Silk Mills Ltd.	3,903	23,085
Siyaram Silk Mills Ltd., Preference Shares(2)	11,709	1,230
Siyaram Silk Mills Ltd., Preference Shares(2)	15,612	1,640
SJS Enterprises Ltd.	6,802	177,606
SKF India Ltd.	5,880	96,088
SKM EGG Products Export Ltd.(2)	9,043	25,442
SMC Global Securities Ltd.	20,728	17,244
Sobha Ltd.	9,655	127,304
Solar Industries India Ltd.	1,815	383,154
Solara Active Pharma Sciences Ltd.(2)	3,164	21,022
Sonata Software Ltd.	35,429	108,471
South Indian Bank Ltd.	308,995	147,946
Southern Petrochemical Industries Corp. Ltd.	17,726	12,590
Spandana Sphoorty Financial Ltd.(2)	2,425	6,131
Spandana Sphoorty Financial Ltd.(2)	591	1,489
SpiceJet Ltd.(2)	31,227	3,377
SPML Infra Ltd.(2)	4,669	8,887
SPR Auto Technologies Ltd.	2,729	132,246
SRF Ltd.	8,805	236,516
Star Cement Ltd.	27,251	52,839
State Bank of India, GDR	13,077	1,431,755
Steel Strips Wheels Ltd.	17,087	54,732
Sterling Tools Ltd.	6,076	13,854
STL Networks Ltd.(2)	13,985	4,132
Stove Kraft Ltd.	4,034	36,005
Strides Pharma Science Ltd.	5,032	54,182
Sudarshan Chemical Industries Ltd.	8,677	115,444
Sula Vineyards Ltd.	5,406	8,352
Sumitomo Chemical India Ltd.	4,396	23,877
Sun Pharmaceutical Industries Ltd.	30,085	626,472
Sun TV Network Ltd.	24,227	118,532
Sundaram Finance Ltd.	4,110	195,903
Sundram Fasteners Ltd.	6,323	79,959
26

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sunflag Iron & Steel Co. Ltd.	6,118	$21,833
Sunteck Realty Ltd.	3,995	12,695
Supreme Industries Ltd.	4,667	174,294
Supreme Petrochem Ltd.	13,676	104,707
Supriya Lifescience Ltd.	6,912	57,943
Surya Roshni Ltd.	20,466	47,179
Suryoday Small Finance Bank Ltd.	13,374	21,714
Suzlon Energy Ltd.(2)	682,209	340,002
Swan Corp. Ltd.	3,528	10,847
Swaraj Engines Ltd.	1,257	47,089
Symphony Ltd.	699	4,302
Syngene International Ltd.	42,093	177,152
TAJGVK Hotels & Resorts Ltd.	4,746	16,724
Tamil Nadu Newsprint & Papers Ltd.	7,235	10,695
Tamilnad Mercantile Bank Ltd.	6,779	66,369
Tamilnadu Petroproducts Ltd.	7,021	8,891
Tanla Platforms Ltd.	24,724	137,390
Tata Chemicals Ltd.	18,243	123,104
Tata Communications Ltd.	12,690	229,457
Tata Consultancy Services Ltd.	55,232	1,389,396
Tata Consumer Products Ltd.	10,750	117,032
Tata Elxsi Ltd.	5,109	191,789
Tata Investment Corp. Ltd.	16,030	108,001
Tata Motors Ltd./new	132,439	653,933
Tata Motors Passenger Vehicles Ltd.	68,137	220,833
Tata Power Co. Ltd.	198,115	721,356
Tata Steel Ltd.	787,907	1,522,843
Tata Technologies Ltd.	34,517	300,938
Tata Teleservices Maharashtra Ltd.(2)	18,159	7,348
TCI Express Ltd.	457	2,627
TeamLease Services Ltd.(2)	194	2,614
Tech Mahindra Ltd.	58,736	1,002,595
Techno Electric & Engineering Co. Ltd.	9,439	97,165
Tejas Networks Ltd.(2)	5,272	30,957
Thanga Mayil Jewellery Ltd.	1,002	56,905
Thermax Ltd.	5,021	205,642
Thirumalai Chemicals Ltd.(2)	10,204	17,132
Thyrocare Technologies Ltd.	9,510	60,436
Time Technoplast Ltd.	24,064	47,249
Timken India Ltd.	1,290	42,639
Tips Music Ltd.	8,489	57,344
Titan Co. Ltd.	9,629	515,183
Torrent Pharmaceuticals Ltd.	16,256	865,295
Torrent Power Ltd.	13,079	166,757
Tourism Finance Corp. of India Ltd.	82,910	121,663
Transformers & Rectifiers India Ltd.(2)	26,960	88,623
TransIndia Real Estate Ltd.(2)	9,782	2,763
Transport Corp. of India Ltd.	1,642	14,966
Trent Ltd.	13,568	409,840
Trident Ltd.	276,362	70,025
Triveni Engineering & Industries Ltd.	12,778	39,653
Triveni Power Transmission Ltd.(2)	4,259	24,203
TTK Prestige Ltd.	2,696	16,541
27

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Tube Investments of India Ltd.	5,516	$160,859
TV Today Network Ltd.	2,282	2,735
TVS Motor Co. Ltd.	3,946	179,641
TVS Motor Co. Ltd., Preference Shares(2)	15,784	1,750
Uflex Ltd.	10,549	71,821
Ujjivan Small Finance Bank Ltd.(2)	138,471	100,380
UltraTech Cement Ltd.	3,742	449,408
Union Bank of India Ltd.	193,333	382,429
United Foodbrands Ltd.(2)	7,708	58,802
United Spirits Ltd.	20,164	315,432
UNO Minda Ltd.	9,825	131,557
UPL Ltd.	45,604	269,030
Usha Martin Ltd.	23,690	123,999
UTI Asset Management Co. Ltd.	11,828	108,027
Vadilal Industries Ltd.	258	20,792
Vaibhav Global Ltd.	1,025	2,354
Valiant Organics Ltd.(2)	1,671	5,099
Valor Estate Ltd.(2)	16,640	18,112
Vardhman Textiles Ltd.	30,765	184,682
Varroc Engineering Ltd.	12,155	110,006
Varun Beverages Ltd.	62,524	262,623
Vedant Fashions Ltd.(2)	11,596	66,381
Vedanta Aluminium Metal Ltd.	164,536	752,226
Vedanta Iron & Steel Ltd.(2)	337,762	130,696
Vedanta Ltd.	241,217	704,586
Vedanta Oil & Gas Ltd.(2)	164,536	66,916
Vedanta Power Ltd.(2)	320,152	118,332
Veedol Corp. Ltd.	360	5,567
Venky's India Ltd.(2)	1,284	22,952
Venus Remedies Ltd.	3,690	64,613
V-Guard Industries Ltd.	23,507	85,423
Vijaya Diagnostic Centre Ltd.(2)	9,866	157,196
Vikram Solar Ltd.(2)	29,421	52,063
Vimta Labs Ltd.	7,787	52,546
Vinati Organics Ltd.	654	9,129
Vindhya Telelinks Ltd.	914	24,324
VIP Industries Ltd.(2)	11,408	36,681
Vishal Mega Mart Ltd.(2)	27,841	32,288
Vishnu Chemicals Ltd.	3,320	22,710
VL E-Governance & IT Solutions Ltd.(2)	10,240	1,115
V-Mart Retail Ltd.	16,162	143,827
Vodafone Idea Ltd.(2)	921,168	138,423
Voltamp Transformers Ltd.	1,361	155,718
Voltas Ltd.	5,043	63,206
VRL Logistics Ltd.	12,044	38,322
WAAREE Energies Ltd.	9,279	253,613
Waaree Renewable Technologies Ltd.(2)	6,727	61,575
Websol Energy System Ltd.(2)	50,483	40,484
Welspun Corp. Ltd.	28,780	721,917
Welspun Enterprises Ltd.	14,136	101,639
Welspun Living Ltd.	41,434	85,186
West Coast Paper Mills Ltd.	5,873	37,706
Westlife Foodworld Ltd.	3,809	22,858
28

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Wework India Management Ltd.(2)	9,407	$67,610
Wheels India Ltd.	4,025	65,397
Windlas Biotech Ltd.	1,983	20,704
Wipro Ltd., ADR	224,363	415,072
Wonderla Holidays Ltd.	1,940	10,941
Yes Bank Ltd.(2)	1,931,402	462,470
Zee Entertainment Enterprises Ltd.(2)	213,605	209,649
Zensar Technologies Ltd.	27,294	131,806
Zydus Lifesciences Ltd.	30,213	368,291
		149,495,557
Indonesia — 0.7%
ABM Investama Tbk. PT	109,100	16,755
Adaro Andalan Indonesia PT	480,633	293,680
Adhi Karya Persero Tbk. PT(2)	245,413	1,843
Adi Sarana Armada Tbk. PT	73,600	2,636
Agung Podomoro Land Tbk. PT(2)	80,200	611
Alam Sutera Realty Tbk. PT	2,581,000	18,198
Alamtri Minerals Indonesia Tbk. PT	1,405,900	138,707
Alamtri Resources Indonesia Tbk. PT	2,428,500	389,096
Amman Mineral Internasional PT(2)	313,800	76,599
ANTAM Persero Tbk. PT	921,400	161,021
Astra Agro Lestari Tbk. PT	40,600	18,452
Astra International Tbk. PT	1,890,700	511,879
Astra Otoparts Tbk. PT	140,800	27,285
Bank BTPN Syariah Tbk. PT	433,300	24,087
Bank Central Asia Tbk. PT	1,546,200	564,436
Bank China Construction Bank Indonesia Tbk. PT(2)	357,900	1,414
Bank Mandiri Persero Tbk. PT	2,793,500	666,580
Bank Negara Indonesia Persero Tbk. PT	1,089,600	237,182
Bank Pan Indonesia Tbk. PT	266,100	13,362
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	248,200	11,066
Bank Pembangunan Daerah Jawa Timur Tbk. PT	113,500	3,363
Bank Rakyat Indonesia Persero Tbk. PT	3,417,397	626,815
Bank Syariah Indonesia Persero Tbk. PT	68,639	6,873
Bank Tabungan Negara Persero Tbk. PT(2)	736,545	51,499
Barito Pacific Tbk. PT	799,015	80,349
BFI Finance Indonesia Tbk. PT	1,086,800	57,009
Blue Bird Tbk. PT	139,500	12,842
Buana Lintas Lautan Tbk. PT(2)	553,700	13,900
Bukalapak.com Tbk. PT(2)	8,500,100	50,342
Bukit Asam Persero Tbk. PT	883,100	127,627
Buma Internasional Grup Tbk. PT(2)	1,482,300	19,743
Bumi Resources Minerals Tbk. PT(2)	5,563,500	235,195
Bumi Resources Tbk. PT(2)	6,997,500	75,657
Bumi Serpong Damai Tbk. PT(2)	732,100	26,847
Chandra Asri Pacific Tbk. PT	151,800	16,783
Charoen Pokphand Indonesia Tbk. PT	239,100	40,231
Ciputra Development Tbk. PT	1,125,200	40,636
Cisarua Mountain Dairy Tbk. PT	64,600	17,618
Dharma Polimetal Tbk. PT	280,300	16,198
Dharma Satya Nusantara Tbk. PT	1,502,300	135,660
Elang Mahkota Teknologi Tbk. PT	2,075,700	60,253
Elnusa Tbk. PT	960,900	39,016
29

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Energi Mega Persada Tbk. PT(2)	3,988,800	$294,750
ESSA Industries Indonesia Tbk. PT	1,274,800	46,713
Gajah Tunggal Tbk. PT	529,400	41,642
Global Mediacom Tbk. PT(2)	881,800	5,621
GoTo Gojek Tokopedia Tbk. PT(2)	9,758,100	27,534
Indah Kiat Pulp & Paper Tbk. PT	444,500	220,516
Indo Tambangraya Megah Tbk. PT	88,900	130,736
Indocement Tunggal Prakarsa Tbk. PT	101,100	31,504
Indofood CBP Sukses Makmur Tbk. PT	52,300	22,429
Indofood Sukses Makmur Tbk. PT	147,200	62,309
Indosat Tbk. PT	412,000	58,059
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	1,000,352	19,880
Japfa Comfeed Indonesia Tbk. PT	1,115,500	138,500
Jasa Marga Persero Tbk. PT	201,300	33,614
Kalbe Farma Tbk. PT	887,100	39,256
Kawasan Industri Jababeka Tbk. PT	2,945,700	35,862
Lippo Karawaci Tbk. PT(2)	5,142,600	17,979
Malindo Feedmill Tbk. PT	13,400	503
Map Aktif Adiperkasa PT	1,832,300	74,450
Mark Dynamics Indonesia Tbk. PT	299,900	18,109
MDS Retailing Tbk. PT	145,500	13,144
Medco Energi Internasional Tbk. PT	1,380,640	109,390
Media Nusantara Citra Tbk. PT(2)	1,273,900	14,372
Merdeka Copper Gold Tbk. PT	237,551	39,361
Mitra Pinasthika Mustika Tbk. PT	157,800	9,040
MNC Tourism Indonesia Tbk. PT(2)	4,059,500	14,886
Pabrik Kertas Tjiwi Kimia Tbk. PT	201,400	90,798
Pakuwon Jati Tbk. PT	1,083,400	17,118
Panin Financial Tbk. PT(2)	1,773,800	22,403
Perusahaan Gas Negara Persero Tbk. PT	899,200	77,613
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	609,500	51,086
PP Persero Tbk. PT(2)	159,800	1,776
PT TIMAH Persero Tbk	751,000	170,861
Puradelta Lestari Tbk. PT	105,100	1,233
Rimo International Lestari Tbk. PT(2)	329,900	—
Salim Ivomas Pratama Tbk. PT	44,700	1,564
Samator Indo Gas Tbk. PT	60,300	10,174
Samudera Indonesia Tbk. PT	1,064,000	19,207
Sarana Menara Nusantara Tbk. PT	1,772,400	45,389
Sawit Sumbermas Sarana Tbk. PT	1,100	57
Selamat Sempurna Tbk. PT	231,100	22,383
Semen Indonesia Persero Tbk. PT	508,407	42,441
Siloam International Hospitals Tbk. PT(2)	246,200	29,993
Sri Rejeki Isman Tbk. PT(2)	54,600	—
Steel Pipe Industry of Indonesia PT	274,200	6,464
Sumber Alfaria Trijaya Tbk. PT	1,598,700	120,395
Sumber Tani Agung Resources Tbk. PT	174,800	11,890
Summarecon Agung Tbk. PT	1,703,100	30,178
Surya Semesta Internusa Tbk. PT	936,400	102,437
Telkom Indonesia Persero Tbk. PT, ADR	47,167	687,695
Temas Tbk. PT	1,259,000	9,946
Triputra Agro Persada PT	1,607,900	189,748
Tunas Baru Lampung Tbk. PT	24,900	878
30

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Unilever Indonesia Tbk. PT	696,500	$68,976
United Tractors Tbk. PT	215,300	294,283
Vale Indonesia Tbk. PT	352,064	104,068
Waskita Karya Persero Tbk. PT(2)	384,292	—
Wijaya Karya Persero Tbk. PT(2)	437,400	—
XLSMART Telecom Sejahtera Tbk. PT	1,036,895	164,842
		8,845,400
Kuwait — 0.6%
A'ayan Leasing & Investment Co. KSCP	9,475	8,675
A'ayan Real Estate Co. SAK	72,762	44,947
Acico Industries Co. KSC(2)	17,639	34,419
Agility Public Warehousing Co. KSCC	487,694	241,461
Al Ahli Bank of Kuwait KSCP	363,907	355,577
Al-Enma'a Real Estate Co. KSCP	82,874	32,190
Ali Alghanim Sons Automotive Co. KSCC	14,264	42,927
Beyout Holding Co. KPSC	30,250	33,086
Boubyan Bank KSCP	45,545	97,842
Boubyan Petrochemicals Co. KSCP	34,335	81,042
Boursa Kuwait Securities Co. KPSC	5,540	52,702
Burgan Bank SAK	152,628	92,330
Combined Group Contracting Co. SAK	26,762	78,880
Commercial Real Estate Co. KSC	236,139	142,924
First Investment Co. KSCP(2)	137,126	59,434
Gulf Bank KSCP	145,340	166,952
Heavy Engineering & Ship Building Co. KSCP	39,035	79,722
Humansoft Holding Co. KSC	18,201	137,763
KAMCO Investment Co. KSC	52,544	34,688
Kuwait Finance House KSCP	664,098	1,654,447
Kuwait Financial Centre SAK	89,201	41,564
Kuwait International Bank KSCP	141,926	115,691
Kuwait Telecommunications Co.	87,172	171,769
Mabanee Co. KPSC	46,223	146,140
Mezzan Holding Co. KSCC	6,471	24,257
Mobile Telecommunications Co. KSCP	346,237	677,635
National Bank of Kuwait SAKP	548,194	1,549,918
National Industries Co. KSC	5,263	4,719
National Industries Group Holding SAK	131,597	101,768
National Investments Co. KSCP	137,034	121,939
National Real Estate Co. KPSC(2)	125,227	55,535
Salhia Real Estate Co. KSCP	178,039	216,724
Sokouk Holding Co. KSCP(2)	116,043	29,629
Specialities Group Holding Co. KSCC, Class C	42,240	36,074
United Real Estate Co. SAKP(2)	151,674	128,550
Warba Bank KSCP	110,010	98,582
		6,992,502
Malaysia — 1.2%
7-Eleven Malaysia Holdings Bhd., Class B	3,000	1,490
Aeon Co. M Bhd.	118,600	30,005
AEON Credit Service M Bhd.	1,000	1,395
AFFIN Bank Bhd.	95,013	48,351
Alliance Bank Malaysia Bhd.(1)	196,705	240,225
AMMB Holdings Bhd.	334,300	572,386
Ann Joo Resources Bhd.(2)	20,750	2,781
31

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Astro Malaysia Holdings Bhd.(2)	23,800	$354
Axiata Group Bhd.	287,200	129,685
Bank Islam Malaysia Bhd.	90,700	47,277
Berjaya Corp. Bhd.(2)	871,449	54,120
Berjaya Food Bhd.(2)	32,373	1,366
Bumi Armada Bhd.(1)	953,700	80,940
Cahya Mata Sarawak Bhd.	168,500	41,558
Carlsberg Brewery Malaysia Bhd.	7,800	27,809
CELCOMDIGI Bhd.(1)	257,700	180,318
CIMB Group Holdings Bhd.	672,850	1,328,797
Coastal Contracts Bhd.	3,400	1,436
CSC Steel Holdings Bhd.	18,100	5,658
Cypark Resources Bhd.(2)	15,400	2,652
Dagang NeXchange Bhd.(2)	779,600	93,692
Dayang Enterprise Holdings Bhd.	67,300	23,801
Dialog Group Bhd.	69,000	33,625
DRB-Hicom Bhd.	155,700	36,890
Dufu Technology Corp. Bhd.	43,100	28,634
Eastern & Oriental Bhd.	140,400	26,770
Econpile Holdings Bhd.(2)	5,500	170
EG Industries Bhd.	65,200	31,559
Ekovest Bhd.(2)	323,900	14,481
Farm Fresh Bhd.	111,000	56,192
Fraser & Neave Holdings Bhd.	5,300	33,517
Frontken Corp. Bhd.	87,100	109,901
Gamuda Bhd.(1)	405,533	453,750
Gas Malaysia Bhd.	40,400	50,062
Genting Bhd.(1)	189,800	97,004
Genting Malaysia Bhd.	47,900	20,211
Genting Plantations Bhd.	6,300	9,023
Globetronics Technology Bhd.(2)	12,200	785
Guan Chong Bhd.	140,800	48,862
HAP Seng Consolidated Bhd.	16,900	11,402
Hartalega Holdings Bhd.	368,600	89,180
Heineken Malaysia Bhd.	11,600	46,116
Hengyuan Refining Co. Bhd.(2)	115,500	56,338
Hextar Global Bhd.	94,472	18,776
Hiap Teck Venture Bhd.	125,000	8,075
Hibiscus Petroleum Bhd.	251,120	128,605
Hong Leong Bank Bhd.	35,500	207,048
Hong Leong Financial Group Bhd.	8,500	40,085
Hong Leong Industries Bhd.	400	1,762
IHH Healthcare Bhd.(1)	59,000	120,784
IJM Corp. Bhd.(1)	232,100	162,318
IOI Corp. Bhd.	75,900	88,204
IOI Properties Group Bhd.	223,400	224,467
JAKS Resources Bhd.(2)	11,180	345
Jaya Tiasa Holdings Bhd.	303,800	83,013
Johor Plantations Group Bhd.	266,200	126,947
Kelington Group Bhd.	88,800	202,287
Kossan Rubber Industries Bhd.	233,200	63,668
KPJ Healthcare Bhd.	246,800	165,475
KSL Holdings Bhd.(1)	138,400	98,736
32

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kuala Lumpur Kepong Bhd.	61,201	$334,050
Land & General Bhd.	29,900	1,415
LBS Bina Group Bhd.	8,961	888
Leong Hup International Bhd.	220,000	42,585
Lii Hen Industries Bhd.	4,200	271
Lotte Chemical Titan Holding Bhd.(2)	20,000	1,617
Luxchem Corp. Bhd.	20,900	2,337
Mah Sing Group Bhd.	346,700	101,311
Malakoff Corp. Bhd.	213,500	42,134
Malayan Banking Bhd.(1)	347,349	920,464
Malayan Cement Bhd.	91,200	146,782
Malayan Flour Mills Bhd.	143,700	24,602
Malaysia Marine & Heavy Engineering Holdings Bhd.(2)	4,700	434
Malaysian Pacific Industries Bhd.	4,400	45,324
Malaysian Resources Corp. Bhd.	281,800	21,663
Matrix Concepts Holdings Bhd.	36,700	11,015
Maxis Bhd.(1)	190,700	176,563
MBM Resources Bhd.	13,400	17,657
MBSB Bhd.	316,800	47,559
Media Prima Bhd.	58,500	4,220
Mega First Corp. Bhd.	58,900	40,936
MISC Bhd.	64,900	127,654
MKH Bhd.	2,900	1,433
MKH Oil Palm East Kalimantan Bhd.	414	68
Mr. DIY Group M Bhd.	192,500	65,890
Muhibbah Engineering M Bhd.	2,000	233
Naim Holdings Bhd.(2)	4,300	800
Nestle Malaysia Bhd.	4,700	116,742
OCK Group Bhd.	7,100	767
OSK Holdings Bhd.	131,900	67,702
Padini Holdings Bhd.	9,450	2,815
Paramount Corp. Bhd.	3,400	877
Pentamaster Corp. Bhd.(2)	2,000	2,591
Perak Transit Bhd.	8,349	414
Petronas Chemicals Group Bhd.	100,800	106,637
Petronas Dagangan Bhd.	26,700	134,696
Petronas Gas Bhd.	48,400	212,156
Poh Huat Resources Holdings Bhd.	2,800	458
PPB Group Bhd.	61,400	151,603
Press Metal Aluminium Holdings Bhd.	245,400	487,454
Public Bank Bhd.	617,000	757,888
QL Resources Bhd.	90,325	85,926
Ranhill Utilities Bhd.(2)	83,848	52,175
RHB Bank Bhd.	164,575	354,544
Sam Engineering & Equipment M Bhd.	2,400	2,693
Sarawak Oil Palms Bhd.	31,800	42,271
SD Guthrie Bhd.(1)	173,700	274,324
Sime Darby Bhd.	585,500	377,444
Sime Darby Property Bhd.(1)	609,100	199,105
SKP Resources Bhd.	150,100	10,604
SP Setia Bhd. Group	356,100	72,780
Sports Toto Bhd.	7,686	2,556
Sunway Bhd.	84,000	107,077
33

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Sunway Construction Group Bhd.	76,800	$156,065
Sunway Healthcare Holdings Bhd., Class B(2)	8,400	4,419
Supermax Corp. Bhd.(2)	249,651	20,155
Ta Ann Holdings Bhd.	26,400	40,599
Telekom Malaysia Bhd.	123,100	235,812
Tenaga Nasional Bhd.	297,500	1,046,499
Thong Guan Industries Bhd.	2,400	970
TIME dotCom Bhd.	180,100	268,756
Tiong NAM Logistics Holdings Bhd.(2)	27,572	5,411
Top Glove Corp. Bhd.	744,600	122,012
Tropicana Corp. Bhd.(2)	4,807	1,444
TSH Resources Bhd.	77,200	25,682
Uchi Technologies Bhd.	7,500	5,063
UEM Sunrise Bhd.	100,000	14,871
United Plantations Bhd.(1)	26,250	208,347
Vantris Energy Bhd.(2)	2,160	175
Velesto Energy Bhd.	1,792,400	109,285
ViTrox Corp. Bhd.	8,000	18,289
VS Industry Bhd.	573,652	31,948
Wasco Bhd.	16,200	3,060
WCT Holdings Bhd.(2)	295,846	28,578
Westports Holdings Bhd.	39,054	67,392
YTL Corp. Bhd.	99,696	61,208
YTL Power International Bhd.	196,800	280,331
Zetrix Ai Bhd.(1)	1,297,600	94,862
		14,566,600
Mexico — 1.6%
Alpek SAB de CV(2)	602,657	452,796
Alsea SAB de CV	41,600	101,427
America Movil SAB de CV, ADR	49,125	1,131,840
Arca Continental SAB de CV(1)	13,100	150,288
Banco del Bajio SA(1)	227,077	769,818
Becle SAB de CV	4,400	3,764
Cemex SAB de CV, ADR	53,294	572,378
Coca-Cola Femsa SAB de CV(1)	46,345	515,273
Consorcio ARA SAB de CV	4,900	1,416
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	29,112	190,393
Corp. Inmobiliaria Vesta SAB de CV	193,700	667,607
Fomento Economico Mexicano SAB de CV, ADR	15,846	1,908,017
GCC SAB de CV	30,855	350,876
Genomma Lab Internacional SAB de CV, Class B(1)	94,668	73,355
Gentera SAB de CV	306,649	733,585
Gruma SAB de CV, B Shares(1)	26,332	385,968
Grupo Aeroportuario del Centro Norte SAB de CV, ADR(1)	5,632	559,258
Grupo Aeroportuario del Pacifico SAB de CV, ADR(2)	3,065	631,513
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,697	435,298
Grupo Bimbo SAB de CV, Series A(1)	118,300	412,396
Grupo Carso SAB de CV, Series A1(1)	23,000	188,666
Grupo Comercial Chedraui SA de CV(1)	29,017	152,149
Grupo Financiero Banorte SAB de CV, Class O	193,496	2,193,906
Grupo Financiero Inbursa SAB de CV, Class O	162,050	422,085
Grupo GICSA SAB de CV(2)	8,000	1,318
Grupo Industrial Saltillo SAB de CV	1,789	1,258
34

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Grupo Mexico SAB de CV, Series B	101,213	$1,385,062
Grupo Televisa SAB, ADR(2)	115,871	318,645
Industrias Penoles SAB de CV	13,685	722,880
Kimberly-Clark de Mexico SAB de CV, A Shares	220,500	517,375
La Comer SAB de CV(1)	108,638	204,538
Megacable Holdings SAB de CV	297,913	910,753
Nemak SAB de CV(2)	615,840	110,150
Ollamani SAB(1)(2)	12,750	53,636
Promotora de Hoteles Norte 19 SAB de CV(2)	1,300	427
Promotora y Operadora de Infraestructura SAB de CV	12,615	194,237
Qualitas Controladora SAB de CV(1)	35,900	324,076
Regional SAB de CV	46,500	385,675
Sigma Foods SAB de CV, Class A	505,598	555,679
Wal-Mart de Mexico SAB de CV(1)	252,597	702,515
		19,392,296
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	6,325	216,948
Credicorp Ltd.	5,875	2,152,482
Intercorp Financial Services, Inc.	13,216	721,858
Southern Copper Corp.	4,666	974,657
		4,065,945
Philippines — 0.3%
Aboitiz Equity Ventures, Inc.	113,390	67,474
Aboitiz Power Corp.	12,100	8,733
ACEN Corp.	822	38
Alliance Global Group, Inc.	166,000	24,013
Apex Mining Co., Inc.	514,200	131,667
Ayala Corp.	17,530	139,303
Ayala Land, Inc.	928,900	230,936
AyalaLand Logistics Holdings Corp.(2)	17,000	314
Bank of the Philippine Islands	81,108	130,122
BDO Unibank, Inc.	216,577	402,561
Cebu Air, Inc.(2)	6,390	2,862
Converge Information & Communications Technology Solutions, Inc.	468,000	68,298
Cosco Capital, Inc.	51,700	6,598
DigiPlus Interactive Corp.	390,100	62,422
DMCI Holdings, Inc.	574,500	71,616
DoubleDragon Corp.(2)	2,700	526
East West Banking Corp.	5,400	895
Filinvest Land, Inc.	41,000	449
First Gen Corp.	22,000	8,927
Ginebra San Miguel, Inc.	1,300	4,553
Global Ferronickel Holdings, Inc.	171,000	5,673
Globe Telecom, Inc.	1,865	48,810
GT Capital Holdings, Inc.	5,810	44,365
International Container Terminal Services, Inc.	55,840	791,908
JG Summit Holdings, Inc.	230,403	78,521
Jollibee Foods Corp.	36,470	87,791
LT Group, Inc.	95,500	23,301
Manila Electric Co.	22,390	165,602
Manila Water Co., Inc.	137,100	76,544
Maynilad Water Services, Inc.	311,500	93,564
Megaworld Corp.	712,000	25,039
35

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Metropolitan Bank & Trust Co.	254,700	$272,480
Monde Nissin Corp.	76,200	8,318
Nickel Asia Corp.	273,100	18,227
Petron Corp.	75,000	2,748
PLDT, Inc., ADR(1)	12,518	223,571
Puregold Price Club, Inc.	221,400	145,933
Robinsons Land Corp.	81,300	22,202
Security Bank Corp.	98,660	101,054
Semirara Mining & Power Corp.	27,100	7,485
Shell Pilipinas Corp.	1,600	212
SM Investments Corp.	5,725	50,976
SM Prime Holdings, Inc.	695,700	199,247
Synergy Grid & Development Phils, Inc.	218,400	91,345
Universal Robina Corp.	106,350	104,010
Vista Land & Lifescapes, Inc.	62,800	968
Wilcon Depot, Inc.	81,300	7,689
		4,059,890
Poland — 1.2%
Alior Bank SA	29,099	1,031,211
Allegro.eu SA(2)	52,654	643,127
AmRest Holdings SE	2,830	8,056
Asseco Poland SA	1,802	115,842
Bank Handlowy w Warszawie SA	1,613	51,151
Bank Millennium SA(2)	111,365	604,843
Bank Polska Kasa Opieki SA	15,293	1,064,327
Benefit Systems SA(2)	313	456,709
Budimex SA	1,197	228,348
CD Projekt Red SA(2)	1,805	113,365
Diagnostyka SA	3,380	152,861
Dino Polska SA(2)	31,380	302,821
Enea SA	30,056	158,306
Erste Bank Polska SA	2,585	499,725
Eurocash SA(1)(2)	8,571	12,459
Grupa Kety SA	2,183	737,860
Jastrzebska Spolka Weglowa SA(1)(2)	7,794	69,206
KGHM Polska Miedz SA	4,344	416,888
KRUK SA	3,296	353,363
LPP SA	101	564,505
Lubelski Wegiel Bogdanka SA(2)	109	710
mBank SA(2)	880	321,937
Mercator Medical SA(2)	146	2,285
Modivo SA(2)	2,022	47,037
Orange Polska SA	191,200	701,675
ORLEN SA	50,183	2,074,992
Pepco Group NV	36,974	429,420
PGE Polska Grupa Energetyczna SA(2)	110,971	329,326
PKP Cargo SA(2)	196	551
Powszechna Kasa Oszczednosci Bank Polski SA	39,300	1,201,694
Powszechny Zaklad Ubezpieczen SA	33,069	657,812
Tauron Polska Energia SA	68,486	155,350
Text SA	2,426	27,786
XTB SA	18,153	897,828
Zabka Group SA	41,920	355,153
		14,788,529
36

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Qatar — 0.5%
Al Khaleej Takaful Group QSC	33,986	$27,452
Baladna(2)	397,861	137,558
Barwa Real Estate Co.	273,829	173,746
Commercial Bank PSQC	273,519	315,453
Doha Bank QPSC	620,164	447,944
Dukhan Bank	158,332	140,211
Estithmar Holding QPSC(2)	51,682	57,768
Gulf International Services QSC	50,434	24,240
Industries Qatar QSC	47,204	129,537
Mannai Corp. QSC	23,598	33,379
Mazaya Real Estate Development QPSC(2)	182,100	27,801
Mesaieed Petrochemical Holding Co.	554,714	165,755
Nebras Energy	22,076	82,533
Ooredoo QPSC	175,926	611,251
Qatar Fuel QSC	49,753	164,672
Qatar Gas Transport Co. Ltd.	228,587	271,769
Qatar International Islamic Bank QSC	49,856	150,436
Qatar Islamic Bank QPSC	80,757	481,078
Qatar Islamic Insurance Group	10,923	23,612
Qatar National Bank QPSC	367,686	1,685,930
Qatar Navigation QSC	144,987	417,541
United Development Co. QSC	433,866	95,704
Vodafone Qatar PQSC	257,144	183,950
		5,849,320
Russia(3) — 0.0%
Gazprom PJSC(2)	309,544	1
Globaltrans Investment PLC, GDR(2)	19,562	2
GMK Norilskiy Nickel PAO(2)	84,900	1
LUKOIL PJSC	14,461	—
Magnit PJSC(2)	1,613	—
Mechel PJSC(2)	7,372	—
MMC Norilsk Nickel PJSC, ADR(2)	3	—
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(2)	60,580	—
O'Key Group SA, GDR(2)	1,578	—
PhosAgro PJSC	2,275	—
PhosAgro PJSC, GDR(2)	44	—
PhosAgro PJSC, GDR(2)	2	—
Ros Agro PLC, GDR(2)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(2)	6,837	1
Tatneft PJSC	61,368	—
VK IPJSC, GDR(2)	87	—
VTB Bank PJSC(2)	77,279	—
X5 Retail Group NV, GDR(2)	2,570	—
		5
Saudi Arabia — 2.5%
Abdullah Al Othaim Markets Co.	52,892	69,906
Ades Holding Co.	78,754	385,099
Advanced Petrochemical Co.(2)	10,244	65,098
Al Babtain Power & Telecommunication Co.	11,019	181,298
Al Majed for Oud Co.	2,305	75,353
37

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Al Moammar Information Systems Co.	3,005	$232,573
Al Rajhi Bank	126,692	2,257,772
Al Rajhi Co. for Co-operative Insurance(2)	1,072	15,749
Alamar Foods	3,820	42,860
Alaseel Co.	26,309	24,497
Al-Dawaa Medical Services Co.	3,654	37,166
Aldrees Petroleum & Transport Services Co.	4,990	156,435
Alinma Bank	203,582	1,384,832
Almarai Co. JSC	78,802	1,026,143
Almawarid Manpower Co.	1,112	31,200
Almunajem Foods Co.	6,939	113,662
Alujain Corp.	4,962	35,997
Amlak International Finance Co.	7,232	16,840
Arab National Bank	132,003	782,474
Arabian Cement Co.	8,352	47,778
Arabian Centres Co.	41,718	179,479
Arabian Drilling Co.(2)	7,616	193,767
Arabian Internet & Communications Services Co.	1,171	63,375
Arabian Mills for Food Products Co.	3,058	34,301
Arabian Pipes Co.	59,470	84,173
Arriyadh Development Co.	1,988	8,361
Astra Industrial Group Co.	6,163	223,330
BAAN Holding Group Co.(2)	49,459	26,918
Bank AlBilad	105,142	728,750
Bank Al-Jazira	98,778	313,925
Banque Saudi Fransi	191,434	1,105,969
Bupa Arabia for Cooperative Insurance Co.	4,234	174,516
City Cement Co.	26,126	70,778
Co. for Cooperative Insurance	9,694	350,706
Dallah Healthcare Co.	1,930	43,332
Dar Al Arkan Real Estate Development Co.(2)	91,435	511,787
Derayah Financial Co.	4,334	25,893
Dr. Sulaiman Al Habib Medical Services Group Co.	3,609	223,568
East Pipes Integrated Co. for Industry	6,369	334,601
Eastern Province Cement Co.	14,456	97,164
Electrical Industries Co.	64,717	271,663
Elm Co.	662	112,673
Emaar Economic City(2)	9,390	24,779
Etihad Etisalat Co.	49,094	870,978
Fourth Milling Co.	73,197	78,486
Gulf Insurance Group	4,372	37,400
Jabal Omar Development Co.(2)	113,810	554,550
Jahez International Co.(2)	36,082	126,744
Jarir Marketing Co.	101,169	465,217
Lumi Rental Co.(2)	1,994	14,884
Makkah Construction & Development Co.	3,019	67,143
Middle East Healthcare Co.	14,982	130,408
Mobile Telecommunications Co. Saudi Arabia	100,924	277,889
Mouwasat Medical Services Co.	20,574	356,314
Nahdi Medical Co.	5,002	122,692
National Agriculture Development Co.(2)	9,869	40,217
National Industrialization Co.(2)	29,484	70,512
Qassim Cement Co.	1,639	19,797
38

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Rabigh Refining & Petrochemical Co.(2)	78,584	$348,494
Rasan Information Technology Co.(2)	3,008	109,459
Riyad Bank	237,113	1,313,853
SABIC Agri-Nutrients Co.	12,473	433,918
Sadr Logistics Co.(2)	34,034	22,715
Sahara International Petrochemical Co.	25,812	90,319
SAL Saudi Logistics Services	3,486	152,064
Saudi Arabian Mining Co.(2)	52,864	935,264
Saudi Arabian Oil Co.	402,411	2,776,482
Saudi Automotive Services Co.(2)	2,988	33,550
Saudi Awwal Bank	94,661	858,141
Saudi Basic Industries Corp.	25,279	331,861
Saudi Cement Co.	4,560	34,562
Saudi Chemical Co. Holding	148,551	310,271
Saudi Energy Co.	61,673	284,965
Saudi Ground Services Co.	4,169	30,293
Saudi Investment Bank	108,269	418,628
Saudi Kayan Petrochemical Co.(2)	215,738	301,362
Saudi Manpower Solutions Co.	48,836	75,421
Saudi National Bank	235,605	2,697,994
Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,910	175,747
Saudi Public Transport Co.(2)	23,255	73,776
Saudi Real Estate Co.(2)	18,234	74,975
Saudi Steel Pipe Co.	6,708	95,304
Saudi Tadawul Group Holding Co.	1,360	47,028
Saudi Telecom Co.	168,914	2,005,770
Saudia Dairy & Foodstuff Co.	1,749	94,895
Savola Group	49,041	340,212
Seera Group Holding(2)	16,710	98,243
SHL Finance Co.	5,213	19,903
Specialized Medical Co.	15,389	67,343
Sport Clubs Co.(2)	15,740	34,198
Sustained Infrastructure Holding Co.	14,959	160,038
Tanmiah Food Co.(2)	2,721	45,492
Theeb Rent A Car Co.	5,082	28,517
United Electronics Co.	4,413	76,401
United International Transportation Co.	6,910	58,336
Yamama Cement Co.	18,864	116,932
Yanbu Cement Co.	26,240	106,214
		30,698,711
South Africa — 3.2%
Absa Group Ltd.	111,970	1,590,229
AECI Ltd.(1)	34,102	215,720
African Rainbow Minerals Ltd.	28,672	321,050
Alexander Forbes Group Holdings Ltd.	4,775	2,034
Anglogold Ashanti PLC (New York)	12,830	1,441,066
Aspen Pharmacare Holdings Ltd.	102,919	1,011,372
Astral Foods Ltd.	3,234	39,307
AVI Ltd.	49,814	263,862
Bid Corp. Ltd.	21,325	595,393
Bidvest Group Ltd.	18,677	269,801
Blu Label Unlimited Group Ltd.	144,733	76,245
Boxer Retail Ltd.	14,966	72,647
39

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Capitec Ltd.	3,412	$985,944
City Lodge Hotels Ltd.	2,646	721
Clicks Group Ltd.	23,186	286,242
Coronation Fund Managers Ltd.	43,348	117,475
DataTec Ltd.	56,665	279,622
Dis-Chem Pharmacies Ltd.(1)	70,189	124,196
Discovery Ltd.	27,565	442,707
DRDGOLD Ltd.	29,394	82,365
E Media Holdings Ltd.	18,968	1,893
Exxaro Resources Ltd.	48,732	572,340
Famous Brands Ltd.	293	937
FirstRand Ltd.	318,850	1,887,402
Fortress Real Estate Investments Ltd., Class B	275,639	409,073
Foschini Group Ltd.(1)	66,389	210,791
Gold Fields Ltd., ADR	49,504	2,295,500
Harmony Gold Mining Co. Ltd., ADR(1)	79,295	1,558,147
Impala Platinum Holdings Ltd.	59,158	827,660
Investec Ltd.	18,763	161,602
KAL Group Ltd.	177	560
KAP Ltd.(2)	332,141	56,810
Kumba Iron Ore Ltd.(1)	10,085	149,949
Lewis Group Ltd.	508	2,753
Life Healthcare Group Holdings Ltd.	447,782	330,404
Metair Investments Ltd.(2)	1,914	589
Momentum Group Ltd.	355,634	894,222
Motus Holdings Ltd.	40,954	273,399
Mpact Ltd.	965	1,029
Mr. Price Group Ltd.	60,787	614,403
MTN Group Ltd.	246,193	2,887,399
Naspers Ltd., N Shares	16,165	791,648
Nedbank Group Ltd.(1)	60,600	1,107,528
NEPI Rockcastle NV(2)	100,341	949,577
Netcare Ltd.	341,665	381,726
Ninety One Ltd.(1)	37,073	102,122
Northam Platinum Holdings Ltd.	20,404	370,441
Oceana Group Ltd.	464	1,807
Old Mutual Ltd.	883,166	713,978
Omnia Holdings Ltd.	46,494	286,457
OUTsurance Group Ltd.	74,531	404,498
Pepkor Holdings Ltd.	392,811	480,151
Pick n Pay Stores Ltd.(1)(2)	75,631	90,111
PPC Ltd.	301,592	136,998
Premier Group Ltd.	148	1,617
PSG Financial Services Ltd.	3,499	6,961
Raubex Group Ltd.	149	383
Reinet Investments SCA	19,998	539,557
Remgro Ltd.	77,548	932,708
Sanlam Ltd.	163,684	880,501
Santam Ltd.	9,411	242,334
Sappi Ltd.(2)	171,105	157,235
Sasol Ltd., ADR(1)(2)	122,979	1,478,208
Shoprite Holdings Ltd.	70,548	1,348,207
Sibanye Stillwater Ltd., ADR	118,379	1,402,791
40

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Southern Sun Ltd.	3,866	$2,444
Standard Bank Group Ltd.	88,264	1,738,918
Sun International Ltd.	48,540	150,184
Telkom SA SOC Ltd.	97,821	335,514
Thungela Resources Ltd.(1)	44,158	360,885
Tiger Brands Ltd.	18,722	312,581
Truworths International Ltd.	103,647	293,826
Tsogo Sun Ltd.	3,616	1,600
Valterra Platinum Ltd.	12,591	1,075,948
Vodacom Group Ltd.	71,629	663,725
Zeda Ltd.	24,857	23,613
Zeder Investments Ltd.	8,750	592
		39,122,234
South Korea — 20.5%
Able C&C Co. Ltd.	5,008	47,212
Advanced Process Systems Corp.	1,624	22,789
Aekyung Industrial Co. Ltd.	1,099	9,558
Agabang & Co.(2)	2,113	6,742
Alteogen, Inc.	898	202,026
Amorepacific Corp.	893	95,938
Amorepacific Holdings Corp.	1,483	29,509
Ananti, Inc.(2)	12,188	45,804
APR Corp.	2,215	750,069
Aprogen, Inc.(2)	9	15
Asiana Airlines, Inc.(2)	11,655	64,604
BGF Co. Ltd.	616	1,766
BGF retail Co. Ltd.	3,348	361,294
BH Co. Ltd.	7,962	105,569
Binggrae Co. Ltd.	616	40,729
BNK Financial Group, Inc.	72,886	808,418
Boditech Med, Inc.	953	7,053
Bukwang Pharmaceutical Co. Ltd.	694	2,121
Byucksan Corp.	2,612	2,753
Celltrion Pharm, Inc.	295	8,988
Celltrion, Inc.	4,141	572,155
CG Invites Co. Ltd.(2)	1,166	736
Cheil Worldwide, Inc.	17,690	247,974
Cheryong Electric Co. Ltd.	636	21,995
Chong Kun Dang Pharmaceutical Corp.	1,678	83,903
Chongkundang Holdings Corp.	42	1,204
Chunbo Co. Ltd.(2)	75	2,305
CJ CGV Co. Ltd.(2)	16,596	65,941
CJ CheilJedang Corp.	1,797	244,536
CJ Corp.	2,466	233,342
CJ ENM Co. Ltd.(2)	3,381	83,703
CJ Logistics Corp.	3,377	180,893
Classys, Inc.	1,624	40,096
CMG Pharmaceutical Co. Ltd.(2)	803	334
Com2uSCorp	114	2,868
Cosmax, Inc.	1,702	373,083
CosmoAM&T Co. Ltd.(2)	2,424	73,057
COSON Co. Ltd.(2)	179	1
Coway Co. Ltd.	19,892	1,407,388
41

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CS Wind Corp.(2)	11,495	$409,334
Cuckoo Homesys Co. Ltd.	704	12,206
Daea TI Co. Ltd.(2)	824	1,848
Daeduck Electronics Co. Ltd.	6,484	529,403
Daesang Corp.	6,004	80,263
Daewon Pharmaceutical Co. Ltd.	395	2,290
Daewoo Engineering & Construction Co. Ltd.(2)	26,080	344,664
Daewoong Co. Ltd.	2,806	36,961
Daewoong Pharmaceutical Co. Ltd.	323	29,980
Daishin Securities Co. Ltd.(2)	4,161	82,063
Daol Investment & Securities Co. Ltd.	5,885	16,396
Daou Data Corp.	2,016	29,603
Daou Technology, Inc.	8,616	244,992
Dawonsys Co. Ltd.(2)	62	86
DB HiTek Co. Ltd.	8,324	573,919
DB Insurance Co. Ltd.	3,615	476,971
DB Securities Co. Ltd.	1,678	11,997
Dentium Co. Ltd.	478	13,056
DI Dong Il Corp.	1,500	30,302
DIO Corp.(2)	562	4,580
DL E&C Co. Ltd.	7,924	415,566
DL Holdings Co. Ltd.(2)	2,862	105,341
Dong-A Socio Holdings Co. Ltd.(2)	128	8,807
Dong-A ST Co. Ltd.	246	6,827
Dongjin Semichem Co. Ltd.	4,044	125,192
DongKook Pharmaceutical Co. Ltd.	415	6,743
Dongkuk CM Co. Ltd.	3,531	13,656
Dongkuk Holdings Co. Ltd.(2)	9,405	13,968
Dongkuk Steel Mill Co. Ltd.	5,859	43,595
Dongsuh Cos., Inc.	1,309	24,715
Dongwha Enterprise Co. Ltd.(2)	1,985	11,254
Dongwha Pharm Co. Ltd.	1,215	4,595
Dongwon Development Co. Ltd.	641	1,031
Dongwon Industries Co. Ltd.	2,097	58,858
Dongwon Systems Corp.	1,115	18,864
Doosan Bobcat, Inc.	5,079	230,474
Doosan Co. Ltd.	512	468,575
Doosan Enerbility Co. Ltd.(2)	11,514	689,734
Doosan Tesna, Inc.	1,960	114,111
DoubleUGames Co. Ltd.(2)	1,011	43,173
Dreamtech Co. Ltd.	3,650	15,343
Ecopro BM Co. Ltd.	3,490	306,850
Ecopro Co. Ltd.(2)	1,652	109,694
E-MART, Inc.	4,052	219,512
ENF Technology Co. Ltd.	240	7,759
Eo Technics Co. Ltd.	446	131,063
Eoflow Co. Ltd.(2)	486	—
Eugene Corp.(2)	3,001	7,158
Eugene Investment & Securities Co. Ltd.	26,355	84,214
F&F Co. Ltd.	5,336	260,543
F&F Holdings Co. Ltd.	27	283
Freet, Inc.(2)	151	99
GC Biopharma Corp.	482	45,463
42

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
GC Corp.	435	$3,184
Genexine, Inc.(2)	105	203
Giantstep, Inc.(2)	170	128
GOLFZON Co. Ltd.	964	25,483
Gradiant Corp.	604	5,272
Grand Korea Leisure Co. Ltd.	2,462	17,397
GS Engineering & Construction Corp.	19,175	506,746
GS Holdings Corp.	13,980	1,295,054
GS P&L Co. Ltd.	1,215	38,880
GS Retail Co. Ltd.	16,056	308,663
HAESUNG DS Co. Ltd.	1,458	56,958
Han Kuk Carbon Co. Ltd.(2)	9,743	170,992
Hana Financial Group, Inc.	68,916	6,847,121
Hana Materials, Inc.	1,755	66,010
Hana Tour Service, Inc.	2,000	47,586
Handsome Co. Ltd.	2,251	25,991
Hanil Cement Co. Ltd.	4,766	59,166
Hanjin Kal Corp.	1,137	110,233
Hanjin Logistics Corp.	337	3,671
Hankook & Co. Co. Ltd.	5,320	95,360
Hankook Shell Oil Co. Ltd.	40	14,562
Hankook Tire & Technology Co. Ltd.	20,603	1,000,155
Hanmi Pharm Co. Ltd.	392	141,109
Hanmi Science Co. Ltd.(2)	1,621	53,033
Hanmi Semiconductor Co. Ltd.	4,962	791,778
Hanon Systems(2)	46,228	118,196
Hansae Co. Ltd.	3,078	20,067
Hansol Chemical Co. Ltd.	375	56,429
Hansol Paper Co. Ltd.	1,067	5,970
Hansol Technics Co. Ltd.	1,300	6,454
Hanwha Aerospace Co. Ltd.	1,807	1,450,812
Hanwha Corp.	5,438	535,742
Hanwha Corp., Preference Shares	551	16,541
Hanwha Engine Co. Ltd.(2)	8,516	294,026
Hanwha Galleria Corp.(2)	4,395	6,545
Hanwha General Insurance Co. Ltd.(2)	20,132	123,595
Hanwha Investment & Securities Co. Ltd.(2)	17,784	63,735
Hanwha Life Insurance Co. Ltd.(2)	85,059	357,214
Hanwha Machinery & Service Holdings Co. Ltd.(2)	8,760	46,853
Hanwha Machinery & Service Holdings Co. Ltd., Preference Shares(2)	888	1,982
Hanwha Ocean Co. Ltd.(2)	5,389	345,050
Hanwha Solutions Corp.(2)	7,663	188,870
Hanwha Systems Co. Ltd.	2,295	122,092
Harim Holdings Co. Ltd.	17,282	136,178
HD Construction Equipment Co. Ltd.	5,953	577,703
HD Hyundai Co. Ltd.	9,068	1,444,749
HD Hyundai Electric Co. Ltd.	2,052	1,164,071
HD Hyundai Heavy Industries Co. Ltd.	1,989	650,914
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,002	1,522,875
HDC Holdings Co. Ltd.	1,750	28,862
Hite Jinro Co. Ltd.	7,717	87,625
HL Holdings Corp.(2)	590	17,580
HL Mando Co. Ltd.	13,377	504,530
43

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
HLB Global Co. Ltd.(2)	807	$919
HMM Co. Ltd.	32,234	504,113
HPSP Co. Ltd.	3,911	142,486
HS Hyosung Advanced Materials Corp.	537	70,399
HS Hyosung Corp.	149	5,206
HS Industries Co. Ltd.	1,315	2,425
Hugel, Inc.(2)	376	69,181
Humasis Co. Ltd.(2)	4,870	10,647
Humedix Co. Ltd.(2)	1,466	27,950
Huons Co. Ltd.(2)	129	2,014
Huons Global Co. Ltd.(2)	141	2,682
Hwa Shin Co. Ltd.	3,147	18,427
Hwaseung Enterprise Co. Ltd.	315	687
HYBE Co. Ltd.(2)	1,078	141,009
Hyosung Chemical Corp.(2)	216	9,162
Hyosung Corp.	2,581	312,981
Hyosung Heavy Industries Corp.	544	1,169,283
Hyosung TNC Corp.	842	218,076
Hyundai Autoever Corp.	426	130,409
HYUNDAI Corp.	337	6,304
Hyundai Department Store Co. Ltd.	6,264	435,941
Hyundai Elevator Co. Ltd.	3,830	207,455
Hyundai Engineering & Construction Co. Ltd.	6,782	607,726
Hyundai Futurenet Co. Ltd.	2,521	6,124
Hyundai GF Holdings	12,385	108,113
Hyundai Glovis Co. Ltd.	7,593	1,146,175
Hyundai Marine & Fire Insurance Co. Ltd.(2)	28,596	1,062,192
Hyundai Mobis Co. Ltd.	2,842	938,071
Hyundai Motor Co.	10,461	3,078,561
Hyundai Rotem Co. Ltd.	9,205	912,680
Hyundai Steel Co.	18,563	410,710
Hyundai Wia Corp.	6,751	296,054
ICD Co. Ltd.(2)	1,590	5,276
Iljin Diamond Co. Ltd.	93	673
Ilyang Pharmaceutical Co. Ltd.	2,125	13,216
iM Financial Group Co. Ltd.	50,443	680,832
iMarketKorea, Inc.	2,108	12,733
Industrial Bank of Korea	43,024	649,933
Innocean Worldwide, Inc.	2,711	37,947
Innox Advanced Materials Co. Ltd.	2,944	45,642
Insun ENT Co. Ltd.(2)	1,650	3,747
Interflex Co. Ltd.(2)	276	1,239
INTOPS Co. Ltd.	2,663	35,089
IPARK Hyundai Development Co., E Shares	8,404	143,455
IS Dongseo Co. Ltd.(2)	2,292	26,851
IsuPetasys Co. Ltd.	3,959	327,295
JB Financial Group Co. Ltd.	18,874	390,201
Jeil Pharmaceutical Co. Ltd.(2)	24	188
Jin Air Co. Ltd.(2)	3,532	14,815
Jusung Engineering Co. Ltd.	4,342	557,036
JW Holdings Corp.	418	1,261
JW Pharmaceutical Corp.	2,496	51,386
JYP Entertainment Corp.	1,575	45,791
44

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Kakao Corp.	10,091	$268,836
KakaoBank Corp.	10,319	164,434
Kangwon Land, Inc.	4,323	46,285
KB Financial Group, Inc., ADR	59,433	7,416,644
KC Co. Ltd.	2,714	80,848
KC Tech Co. Ltd.	2,925	145,027
KCC Corp.	631	216,888
KCC Glass Corp.(2)	1,172	21,598
KEPCO Plant Service & Engineering Co. Ltd.	1,697	56,635
KG Dongbusteel	14,012	56,852
KG Eco Solution Co. Ltd.	2,450	10,037
Kginicis Co. Ltd.	1,731	13,286
KH Vatec Co. Ltd.	1,906	14,755
Kia Corp.	45,461	4,336,452
KISCO Corp.	1,358	9,942
KIWOOM Securities Co. Ltd.	6,494	1,308,356
Kolmar BNH Co. Ltd.(2)	169	1,165
Kolmar Korea Co. Ltd.(2)	626	73,172
Kolon Industries, Inc.	4,414	191,281
KoMiCo Ltd.	8,350	160,338
Komipharm International Co. Ltd.(2)	203	1,379
KONA I Co. Ltd.(2)	1,598	46,050
Korea Aerospace Industries Ltd.	3,982	380,380
Korea Electric Power Corp., ADR	20,470	237,452
Korea Electric Terminal Co. Ltd.	1,846	73,731
Korea Gas Corp.	4,155	113,712
Korea Investment Holdings Co. Ltd.	16,651	2,325,869
Korea Line Corp.(2)	28,143	42,900
Korea Petrochemical Ind Co. Ltd.	318	22,293
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,357
Korea United Pharm, Inc.	247	3,207
Korean Air Lines Co. Ltd.	34,122	697,034
Korean Reinsurance Co.	53,930	563,032
Krafton, Inc.(2)	1,946	322,073
KT Skylife Co. Ltd.	1,686	5,061
Kum Yang Co. Ltd.(2)	2,158	2
Kumho Petrochemical Co. Ltd.	2,434	226,375
Kumho Tire Co., Inc.(2)	36,313	194,857
Kwang Dong Pharmaceutical Co. Ltd.	671	3,134
Kyobo Securities Co. Ltd.	138	1,024
Kyung Dong Navien Co. Ltd.	1,521	69,448
LB Semicon, Inc.(2)	1,686	5,225
LEENO Industrial, Inc.	3,190	154,576
LF Corp.	3,890	65,976
LG Chem Ltd.	6,494	1,324,135
LG Corp.	5,769	501,157
LG Display Co. Ltd., ADR(2)	108,307	367,161
LG Electronics, Inc.	28,807	4,524,576
LG Energy Solution Ltd.(2)	1,763	485,757
LG H&H Co. Ltd.	1,026	234,406
LG HelloVision Co. Ltd.(2)	1,238	1,482
LG Innotek Co. Ltd.	1,798	836,510
LG Uplus Corp.	51,640	564,525
45

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
LIG Defense&Aerospace Co. Ltd.	390	$197,310
LOGEN Co. Ltd.(2)	549	612
Lotte Chemical Corp.	1,486	63,998
Lotte Chilsung Beverage Co. Ltd.	1,206	87,899
Lotte Corp.	6,249	108,893
Lotte Energy Materials Corp.(2)	319	8,750
LOTTE Fine Chemical Co. Ltd.	4,744	165,025
LOTTE Himart Co. Ltd.(2)	116	543
Lotte Innovate Co. Ltd.	464	6,289
Lotte Rental Co. Ltd.	4,409	152,359
Lotte Shopping Co. Ltd.	4,798	372,035
Lotte Wellfood Co. Ltd.	557	59,257
LS Corp.	3,192	722,214
LS Electric Co. Ltd.	9,052	1,362,224
LVMC Holdings(2)	14,008	12,897
LX Hausys Ltd.(2)	634	16,050
LX Holdings Corp.	3,787	22,630
LX International Corp.	11,352	322,716
LX Semicon Co. Ltd.	2,539	67,678
Maeil Dairies Co. Ltd.	252	6,432
Mcnex Co. Ltd.	2,204	33,597
MegaStudyEdu Co. Ltd.	1,482	38,973
Meritz Financial Group, Inc.(2)	9,716	866,070
Mirae Asset Life Insurance Co. Ltd.(2)	2,237	35,232
Mirae Asset Securities Co. Ltd.	39,508	994,148
Misto Holdings Corp.	8,517	260,325
Miwon Commercial Co. Ltd.	26	2,621
Myoung Shin Industrial Co. Ltd.(2)	9,928	57,765
Namhae Chemical Corp.	960	4,424
Namsun Aluminum Co. Ltd.(2)	4,341	3,336
NAVER Corp.	4,855	767,410
NC Corp.	1,557	255,009
Neowiz(2)	1,144	15,143
NEPES Corp.(2)	10,418	171,533
Netmarble Corp.	1,462	40,205
Nexen Tire Corp.	6,561	30,733
NH Investment & Securities Co. Ltd.	55,696	1,075,660
NHN Corp.(2)	2,154	116,661
NHN KCP Corp.	1,223	13,571
NICE Holdings Co. Ltd.(2)	1,626	15,669
NICE Information Service Co. Ltd.	2,372	27,767
NongShim Co. Ltd.	507	164,159
OCI Co. Ltd.(2)	124	7,488
OCI Holdings Co. Ltd.	3,336	672,596
OptoElectronics Solutions Co. Ltd.(2)	81	1,376
Orion Corp.	4,704	446,639
Orion Holdings Corp.	7,013	132,137
Otoki Corp.	415	102,042
Pan Ocean Co. Ltd.	109,390	452,081
Paradise Co. Ltd.	5,924	44,124
Partron Co. Ltd.	7,816	31,327
People & Technology, Inc.	3,121	68,981
PharmaResearch Co. Ltd.	1,844	573,398
46

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
PI Advanced Materials Co. Ltd.	1,520	$22,239
Pond Group Co. Ltd.	562	2,198
Poongsan Corp.	1,383	82,528
POSCO Future M Co. Ltd.	2,385	347,518
POSCO Holdings, Inc., ADR	26,536	1,627,984
Posco International Corp.	6,485	253,978
PSK, Inc.	3,362	311,558
Pulmuone Co. Ltd.	627	4,513
Rainbow Robotics(2)	75	25,118
S-1 Corp.	3,657	218,167
Samchully Co. Ltd.	65	6,332
Samjin Pharmaceutical Co. Ltd.	249	3,414
Samlip Co. Ltd.	100	3,019
Samsung Biologics Co. Ltd.(2)	318	352,550
Samsung C&T Corp.	5,143	1,399,381
Samsung Card Co. Ltd.	448	15,364
Samsung E&A Co. Ltd.	13,135	450,261
Samsung Electro-Mechanics Co. Ltd.	2,884	3,041,536
Samsung Electronics Co. Ltd., GDR	14,077	65,461,306
Samsung Episholdings Co. Ltd.(2)	815	230,212
Samsung Fire & Marine Insurance Co. Ltd.	2,767	1,339,328
Samsung Heavy Industries Co. Ltd.(2)	33,940	515,740
Samsung Life Insurance Co. Ltd.	6,365	1,414,765
Samsung Pharmaceutical Co. Ltd.(2)	723	699
Samsung SDI Co. Ltd.(2)	4,450	1,867,664
Samsung SDS Co. Ltd.	3,082	538,301
Samsung Securities Co. Ltd.	20,816	1,330,698
Samwha Capacitor Co. Ltd.	200	16,297
Samyang Biopharmaceuticals Corp.(2)	187	7,551
Samyang Corp.	176	5,905
Samyang Foods Co. Ltd.	627	701,822
Samyang Holdings Corp.	176	7,750
SD Biosensor, Inc.(2)	3,414	15,240
SeAH Besteel Holdings Corp.	5,352	159,713
SeAH Steel Corp.	339	34,368
SeAH Steel Holdings Corp.	253	18,710
Sebang Global Battery Co. Ltd.	1,135	56,305
Seegene, Inc.	4,156	101,912
Seobu T&D(2)	2,019	16,402
Seoul Semiconductor Co. Ltd.(2)	5,788	41,176
Seoul Viosys Co. Ltd.(2)	377	2,411
Seoyon E-Hwa Co. Ltd.	2,819	25,141
SFA Engineering Corp.	6,047	105,601
SFA Semicon Co. Ltd.(2)	6,325	26,170
SHIFT UP Corp.(2)	1,087	25,906
Shin Poong Pharmaceutical Co. Ltd.(2)	78	593
Shinhan Financial Group Co. Ltd., ADR(1)	64,807	5,130,770
Shinsegae International, Inc.	1,719	13,580
Shinsegae, Inc.	2,468	744,023
SK Biopharmaceuticals Co. Ltd.(2)	1,017	64,883
SK Chemicals Co. Ltd.	1,075	41,703
SK Discovery Co. Ltd.	1,593	59,200
SK Gas Ltd.	126	20,935
47

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
SK Hynix, Inc.	48,069	$58,177,313
SK IE Technology Co. Ltd.(2)	232	2,739
SK Innovation Co. Ltd.(2)	12,915	1,180,303
SK Networks Co. Ltd.	28,271	135,217
SK Securities Co. Ltd.(2)	15,987	29,696
SK Telecom Co. Ltd., ADR(1)	66,787	2,563,953
SK, Inc.	3,276	1,292,103
SL Corp.	6,678	259,043
SM Entertainment Co. Ltd.	586	31,979
SNT Dynamics Co. Ltd.	3,449	73,727
SNT Motiv Co. Ltd.	2,310	43,876
S-Oil Corp.	14,597	1,598,132
Songwon Industrial Co. Ltd.	1,219	10,201
Soop Co. Ltd.	200	5,596
Soulbrain Co. Ltd.	444	110,661
Soulbrain Holdings Co. Ltd.	101	3,213
STIC Investments, Inc.(2)	700	4,342
Studio Dragon Corp.(2)	3,366	55,028
Suheung Co. Ltd.(2)	280	4,683
Sun Kwang Co. Ltd.	157	2,390
Sung Kwang Bend Co. Ltd.	2,419	56,510
Sungwoo Hitech Co. Ltd.	10,589	46,729
Taeyoung Engineering & Construction Co. Ltd.(2)	572	713
TES Co. Ltd.	1,403	144,927
TK Corp.(2)	3,338	63,845
TKG Huchems Co. Ltd.	3,057	36,666
Tokai Carbon Korea Co. Ltd.	493	88,958
Toptec Co. Ltd.	247	599
TY Holdings Co. Ltd.(2)	1,322	1,897
Unid Co. Ltd.	981	47,370
Value Added Technology Co. Ltd.	1,055	14,477
Vieworks Co. Ltd.	344	6,809
VT Co. Ltd.(2)	4,098	38,668
Webzen, Inc.	5,817	47,561
WiSoL Co. Ltd.(2)	935	4,203
Wonik Holdings Co. Ltd.(2)	908	12,383
WONIK IPS Co. Ltd.	1,371	110,758
Wonik Materials Co. Ltd.	174	4,167
Wonik QnC Corp.	1,985	37,861
Woongjin Thinkbig Co. Ltd.	1,158	1,078
Woori Financial Group, Inc.	124,937	3,062,201
Woori Technology Investment Co. Ltd.(2)	6,780	29,946
Youngone Corp.	3,736	196,996
Youngone Holdings Co. Ltd.	1,095	134,666
Yuanta Securities Korea Co. Ltd.	8,160	28,107
Yuhan Corp.	2,263	138,443
Zinus, Inc.	380	2,010
		247,973,087
Taiwan — 27.0%
Abico Avy Co. Ltd.(1)	36,261	52,296
Accton Technology Corp.	36,000	2,304,815
Acer Cyber Security, Inc.	3,000	15,555
Acer, Inc.	62,000	61,547
48

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
ACES Electronic Co. Ltd.(1)	28,899	$126,585
Acon Holding, Inc.(2)	69,000	11,040
Acter Group Corp. Ltd.	24,000	653,528
Actron Technology Corp.	10,000	46,651
ADATA Technology Co. Ltd.(1)	55,000	716,742
Advanced Analog Technology, Inc.	2,000	4,033
Advanced International Multitech Co. Ltd.	22,000	35,066
Advanced Power Electronics Corp.	16,000	90,130
Advancetek Enterprise Co. Ltd.(2)	69,000	63,703
Advantech Co. Ltd.(2)	6,708	142,964
AGV Products Corp.	14,000	4,409
AIC, Inc.(1)	13,000	247,092
Airtac International Group	12,046	541,028
Alchip Technologies Ltd.	7,000	898,738
All Ring Tech Co. Ltd.	11,000	466,685
Alltek Technology Corp.	101,850	147,299
Alltop Technology Co. Ltd.	11,500	102,939
Alpha Networks, Inc.(2)	26,773	24,048
Altek Corp.	29,654	36,919
Amazing Microelectronic Corp.	23,000	57,869
Ambassador Hotel	11,000	15,399
Ampak Technology, Inc.	11,000	21,808
Ampire Co. Ltd.	2,000	1,548
AMPOC Far-East Co. Ltd.(1)	32,324	183,008
AmTRAN Technology Co. Ltd.	68,827	91,656
Analog Integrations Corp.	6,000	76,714
Anderson Industrial Corp.	38,000	23,111
Anji Technology Co. Ltd.	25,099	28,832
Anpec Electronics Corp.(1)(2)	16,000	147,318
APCB, Inc.(2)	2,000	1,503
Ardentec Corp.(1)	155,000	1,113,906
Argosy Research, Inc.(1)	18,155	78,134
ASE Technology Holding Co. Ltd., ADR	143,762	5,312,006
Asia Cement Corp.	189,000	205,861
Asia Optical Co., Inc.(1)	41,000	184,696
Asia Polymer Corp.(1)	74,353	33,774
Asia Tech Image, Inc.	10,000	21,751
Asia Vital Components Co. Ltd.(1)	23,910	2,580,734
ASolid Technology Co. Ltd.	16,000	31,438
ASPEED Technology, Inc.	3,100	1,568,584
Asustek Computer, Inc.	54,000	1,699,932
Aten International Co. Ltd.	12,000	29,572
Auden Techno Corp.	21,000	63,510
Audix Corp.	1,000	2,109
AUO Corp.(1)	1,094,640	919,976
Aurona Industries, Inc.	1,222	2,152
Axiomtek Co. Ltd.	7,000	27,118
Azurewave Technologies, Inc.(1)	32,000	50,863
Bafang Yunji International Co. Ltd.	10,500	60,247
Bank of Kaohsiung Co. Ltd.	74,760	27,924
Basso Industry Corp.	17,000	17,522
BES Engineering Corp.(2)	180,878	68,695
Bioteque Corp.	8,000	28,739
49

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Bizlink Holding, Inc.	13,128	$896,921
Bonny Worldwide Ltd.	5,000	14,526
Brave C&H Supply Co. Ltd.	5,000	32,435
Brighton-Best International Taiwan, Inc.	31,000	35,910
Brillian Network & Automation Integrated System Co. Ltd.(1)	13,000	147,919
C Sun Manufacturing Ltd.	354	6,834
Capital Futures Corp.	27,529	55,106
Capital Securities Corp.	307,632	300,597
Career Technology MFG. Co. Ltd.(2)	55,023	30,772
Catcher Technology Co. Ltd.	60,000	394,252
Cathay Financial Holding Co. Ltd.	1,014,893	3,537,262
Cayman Engley Industrial Co. Ltd.(2)	2,000	1,251
Cenra, Inc.	14,500	15,898
Central Reinsurance Co. Ltd.	131,975	192,481
Century Iron & Steel Industrial Co. Ltd.	23,000	65,440
Chailease Holding Co. Ltd.	171,603	632,562
Chain Chon Industrial Co. Ltd.	41,000	13,118
ChainQui Construction Development Co. Ltd.(2)	2,200	1,068
Chaintech Technology Corp.	35,000	41,305
Champion Building Materials Co. Ltd.	22,500	5,681
Chang Hwa Commercial Bank Ltd.	885,583	702,089
Chang Wah Electromaterials, Inc.	105,000	166,155
Channel Well Technology Co. Ltd.	48,000	78,501
Chant Sincere Co. Ltd.(1)	18,000	40,318
Charoen Pokphand Enterprise(1)	36,000	121,963
CHC Healthcare Group	9,000	7,293
CHC Resources Corp.	17,000	33,761
Chen Full International Co. Ltd.	33,000	68,696
Chenbro Micom Co. Ltd.	19,000	580,597
Cheng Loong Corp.	71,000	56,408
Cheng Mei Materials Technology Corp.(1)(2)	49,789	33,228
Cheng Shin Rubber Industry Co. Ltd.	333,000	324,574
Cheng Uei Precision Industry Co. Ltd.	53,000	75,138
Chia Chang Co. Ltd.	5,000	5,225
Chia Hsin Cement Corp.	2,040	849
Chicony Electronics Co. Ltd.	18,000	60,442
Chicony Power Technology Co. Ltd.	16,000	39,849
Chief Telecom, Inc.	5,000	50,570
Chien Kuo Construction Co. Ltd.	42,400	69,907
China Airlines Ltd.	602,000	383,807
China Bills Finance Corp.	86,000	44,738
China Electric Manufacturing Corp.	28,000	10,548
China General Plastics Corp.	26,805	10,603
China Man-Made Fiber Corp.(2)	82,000	28,206
China Metal Products	44,000	31,907
China Motor Corp.	29,000	49,330
China Petrochemical Development Corp.(2)	464,690	119,787
China Steel Chemical Corp.	8,000	21,709
China Steel Corp.	937,000	559,676
China Wire & Cable Co. Ltd.	22,000	21,184
Chinese Maritime Transport Ltd.	26,000	49,575
Ching Feng Home Fashions Co. Ltd.	1,025	633
Chin-Poon Industrial Co. Ltd.	151,000	208,883
50

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Chipbond Technology Corp.(1)	118,000	$653,188
ChipMOS Technologies, Inc.(2)	217,000	606,389
Chlitina Holding Ltd.(2)	4,120	10,927
Chong Hong Development Co. Ltd.	39,389	93,595
Chroma ATE, Inc.	18,000	1,112,611
Chun Yuan Steel Industry Co. Ltd.	122,000	87,322
Chung Hung Steel Corp.(2)	203,000	109,080
Chung Hwa Pulp Corp.(2)	19,000	8,209
Chung-Hsin Electric & Machinery Manufacturing Corp.	95,000	490,931
Chunghwa Telecom Co. Ltd., ADR	19,679	850,330
Cleanaway Co. Ltd.	110,000	92,871
Clevo Co.	73,000	109,825
CMC Magnetics Corp.	163,280	56,294
Compal Electronics, Inc.	448,000	569,472
Compeq Manufacturing Co. Ltd.	151,286	1,184,033
Concord International Securities Co. Ltd.	146,799	165,284
Concord Securities Co. Ltd.	277,811	185,635
Continental Holdings Corp.	56,000	34,512
Contrel Technology Co. Ltd.(1)	12,000	37,826
Coremax Corp.	9,086	25,074
Creative Sensor, Inc.	6,000	7,866
Cryomax Cooling System Corp.(2)	1,578	1,208
CTBC Financial Holding Co. Ltd.	1,550,000	3,161,978
CTCI Corp.(2)	136,000	173,626
CviLux Corp.	21,900	82,088
CyberPower Systems, Inc.	12,000	96,044
Cystech Electronics Corp.	12,000	56,210
DA CIN Construction Co. Ltd.	55,000	156,575
Darfon Electronics Corp.	36,000	35,304
Darwin Precisions Corp.	143,700	57,527
Daxin Materials Corp.	2,000	18,625
De Licacy Industrial Co. Ltd.(2)	34,452	11,019
Delta Electronics, Inc.	60,000	3,480,885
Depo Auto Parts Ind Co. Ltd.	20,000	87,231
Desiccant Technology Corp.	9,900	68,517
Dimerco Express Corp.	13,102	32,224
DingZing Advanced Materials, Inc.	4,000	14,199
D-Link Corp.(2)	42,000	26,337
DONPON PRECISION, Inc.	7,000	10,918
Dyaco International, Inc.(2)	1,050	670
E Ink Holdings, Inc.	24,000	118,350
E.Sun Financial Holding Co. Ltd.	814,544	1,020,795
Eastech Holding Ltd.	12,000	22,842
Eastern Media International Corp.(2)	47,815	27,654
Eclat Textile Co. Ltd.	16,000	155,792
ECOVE Environment Corp.	3,000	25,583
Edimax Technology Co. Ltd.	43,000	18,625
Elan Microelectronics Corp.	123,000	525,451
E-Lead Electronic Co. Ltd.	26,000	36,834
Elite Advanced Laser Corp.	8,000	162,877
Elite Material Co. Ltd.	11,000	1,900,364
Elite Semiconductor Microelectronics Technology, Inc.	109,000	1,004,001
Elitegroup Computer Systems Co. Ltd.(1)(2)	35,000	21,617
51

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
eMemory Technology, Inc.	4,000	$302,678
Emerging Display Technologies Corp.	25,000	15,914
Ennostar, Inc.(1)(2)	124,325	241,287
EOI Investment Holdings Co. Ltd.(2)	40,000	28,548
Epileds Technologies, Inc.(2)	35,000	40,031
Eson Precision Ind Co. Ltd.	36,000	102,307
Eternal Materials Co. Ltd.(1)	129,083	335,589
Eurocharm Holdings Co. Ltd.	7,000	41,097
Eva Airways Corp.	489,000	647,296
Evergreen Aviation Technologies Corp.(1)	25,000	136,289
Evergreen International Storage & Transport Corp.	73,000	121,254
Evergreen Marine Corp. Taiwan Ltd.	171,800	1,264,965
EVERGREEN Steel Corp.	23,000	59,881
Everlight Chemical Industrial Corp.(2)	65,000	88,725
Everlight Electronics Co. Ltd.(2)	137,000	285,405
Excelsior Medical Co. Ltd.	25,597	57,442
Far Eastern Department Stores Ltd.	148,000	104,252
Far Eastern International Bank	489,938	208,516
Far Eastern New Century Corp.	585,000	523,040
Far EasTone Telecommunications Co. Ltd.(2)	282,674	899,893
Farglory Land Development Co. Ltd.	38,000	73,924
Feng Hsin Steel Co. Ltd.	54,000	108,653
Feng TAY Enterprise Co. Ltd.	43,344	92,430
Firich Enterprises Co. Ltd.(2)	9,918	7,254
First Financial Holding Co. Ltd.	785,875	874,503
First Insurance Co. Ltd.	50,000	44,378
First Steamship Co. Ltd.(2)	79,350	17,020
Fitipower Integrated Technology, Inc.	17,693	90,610
Fittech Co. Ltd.(2)	253	981
FLEXium Interconnect, Inc.(2)	48,000	113,324
FocalTech Systems Co. Ltd.	30,000	45,941
Forcecon Tech Co. Ltd.	5,750	13,431
Forest Water Environment Engineering Co. Ltd.(2)	16,512	23,896
Formosa Chemicals & Fibre Corp.	110,000	236,975
Formosa International Hotels Corp.	7,000	39,060
Formosa Laboratories, Inc.	12,000	18,436
Formosa Petrochemical Corp.	10,000	23,174
Formosa Plastics Corp.	106,000	221,389
Formosa Sumco Technology Corp.	10,000	119,490
Formosa Taffeta Co. Ltd.	87,000	49,776
Formosan Rubber Group, Inc.	11,700	9,923
Formosan Union Chemical Corp.	54,000	56,948
Fortune Electric Co. Ltd.	14,520	333,368
Founding Construction & Development Co. Ltd.	26,000	11,430
Foxconn Technology Co. Ltd.(1)	111,000	226,387
Foxsemicon Integrated Technology, Inc.	13,000	114,330
Franbo Lines Corp.	52,966	29,886
Froch Enterprise Co. Ltd.	33,000	23,557
FSP Technology, Inc.	13,000	21,885
Fu Chun Shin Machinery Manufacture Co. Ltd.	45,000	36,028
Fu Hua Innovation Co. Ltd.(1)	148,319	65,700
Fubon Financial Holding Co. Ltd.	1,307,673	5,936,716
Fulgent Sun International Holding Co. Ltd.	9,437	21,266
52

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Full Wang International Development Co. Ltd.(2)	1,552	$592
Fusheng Precision Co. Ltd.	19,000	172,090
Galaxy Software Services Corp.	2,317	7,084
GEM Services, Inc.	28,000	123,088
Gemtek Technology Corp.(1)	169,000	192,879
General Interface Solution GIS Holding Ltd.(1)(2)	101,000	227,834
Genesys Logic, Inc.	3,000	9,193
Genius Electronic Optical Co. Ltd.(1)	33,000	1,045,575
GeoVision, Inc.	11,570	22,866
Getac Holdings Corp.(1)	43,000	158,560
Giant Manufacturing Co. Ltd.	48,217	155,042
Giantplus Technology Co. Ltd.(2)	41,000	20,799
Gigabyte Technology Co. Ltd.(1)	22,000	248,357
Global Lighting Technologies, Inc.	5,000	5,325
Global Mixed Mode Technology, Inc.	6,000	48,310
Global PMX Co. Ltd.	13,000	65,227
Global Unichip Corp.	4,000	768,371
Globalwafers Co. Ltd.(1)	38,000	1,092,834
Globe Union Industrial Corp.	53,000	18,461
Gloria Material Technology Corp.	89,000	92,998
Gold Circuit Electronics Ltd.	30,100	1,104,294
Golden Long Teng Development Co. Ltd.	11,000	8,564
Goldsun Building Materials Co. Ltd.	75,990	74,734
Gordon Auto Body Parts(1)	33,000	28,390
Gourmet Master Co. Ltd.(2)	33,000	85,397
Grand Fortune Securities Co. Ltd.	97,269	45,980
Grand Pacific Petrochemical(1)(2)	173,160	84,831
Grand Process Technology Corp.	1,000	75,964
Grape King Bio Ltd.	17,000	47,925
Great Tree Pharmacy Co. Ltd.	5,607	12,054
Great Wall Enterprise Co. Ltd.	104,304	168,994
Greatek Electronics, Inc.	98,000	356,620
GTM Holdings Corp.	2,000	2,017
Hai Kwang Enterprise Corp.(2)	48,552	19,819
Hannstar Board Corp.(1)	81,076	189,076
HannStar Display Corp.(1)(2)	252,000	115,217
HannsTouch Holdings Co.(2)	113,000	48,229
Hanpin Electron Co. Ltd.	15,000	22,941
Harmony Electronics Corp.	5,000	6,328
Heran Co. Ltd.	2,784	4,600
Highlight Tech Corp.(1)	32,000	82,371
Highwealth Construction Corp.(1)	94,462	138,919
Hi-Lai Foods Co. Ltd.	4,000	22,908
HIM International Music, Inc.	8,000	21,487
Hiroca Holdings Ltd.	4,000	1,826
Ho Tung Chemical Corp.	146,000	77,918
Hocheng Corp.	66,140	51,884
Holy Stone Enterprise Co. Ltd.(1)	17,500	409,088
Hon Hai Precision Industry Co. Ltd.	970,000	7,640,485
Hon Precision, Inc.	5,000	923,443
Hong Ho Precision Textile Co. Ltd.	21,000	8,999
Hong Pu Real Estate Development Co. Ltd.	40,000	26,225
Hong TAI Electric Industrial	19,000	21,017
53

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Horizon Securities Co. Ltd.	19,080	$9,738
Hota Industrial Manufacturing Co. Ltd.(2)	2,147	3,360
Hotai Finance Co. Ltd.	22,433	42,558
Hotai Motor Co. Ltd.	29,180	471,919
Hsin Ba Ba Corp.	1,207	1,554
Hsing TA Cement Co.	2,000	848
HTC Corp.	106,000	134,334
Hu Lane Associate, Inc.	5,407	21,383
Hua Nan Financial Holdings Co. Ltd.	666,417	868,938
Huaku Development Co. Ltd.	34,650	101,464
Huang Hsiang Construction Corp.	15,777	17,029
Hung Ching Development & Construction Co. Ltd.	32,000	43,165
Hung Sheng Construction Ltd.	82,920	45,478
Hwang Chang General Contractor Co. Ltd.	14,518	18,212
IBF Financial Holdings Co. Ltd.(2)	250,710	126,025
IEI Integration Corp.	16,000	45,526
IKKA Holdings Cayman Ltd.	7,334	13,547
In Win Development, Inc.	6,000	11,921
Infortrend Technology, Inc.	23,000	27,806
Innodisk Corp.	6,119	279,918
Innolux Corp.(1)	1,504,524	2,365,198
Inpaq Technology Co. Ltd.	22,853	55,927
Insyde Software Corp.	13,000	88,955
Integrated Service Technology, Inc.	15,805	68,731
International CSRC Investment Holdings Co.(2)	89,000	29,316
International Games System Co. Ltd.(1)	17,000	390,963
Inventec Corp.(1)	339,000	712,800
Iron Force Industrial Co. Ltd.	8,296	19,575
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,376
ITE Technology, Inc.(2)	24,000	97,237
ITEQ Corp.	35,000	604,194
Jarllytec Co. Ltd.	7,175	19,828
Jean Co. Ltd.	28,386	17,256
Jentech Precision Industrial Co. Ltd.	2,000	377,385
Jih Lin Technology Co. Ltd.	2,000	5,106
Jiin Yeeh Ding Enterprise Co. Ltd.(2)	23,000	71,916
Jinan Acetate Chemical Co. Ltd.(1)(2)	134,170	195,966
Johnson Health Tech Co. Ltd.(1)	18,000	71,470
Joinsoon Electronics Manufacturing Co. Ltd.(2)	1,549	562
JPC connectivity, Inc.(1)	36,000	343,065
K Laser Technology, Inc.(2)	2,000	1,173
Kaimei Electronic Corp.	28,400	113,747
Kedge Construction Co. Ltd.	16,620	55,810
KEE TAI Properties Co. Ltd.	42,630	11,878
Kenda Rubber Industrial Co. Ltd.	37,892	20,443
Kenturn Nano Tec Co. Ltd.	7,000	9,598
Kerry TJ Logistics Co. Ltd.	23,000	20,702
Keystone Microtech Corp.(1)	5,000	190,666
KGI Financial Holding Co. Ltd.	683,527	729,669
KGI Financial Holding Co. Ltd., Preference Shares	80,081	20,675
KHGEARS International Ltd.	1,000	4,916
Kindom Development Co. Ltd.	98,340	112,975
King Slide Works Co. Ltd.	2,000	893,275
54

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
King Yuan Electronics Co. Ltd.	220,500	$1,784,520
Kinpo Electronics(1)	387,000	394,817
Kinsus Interconnect Technology Corp.	70,813	1,827,365
KMC Kuei Meng International, Inc.	2,000	5,902
KNH Enterprise Co. Ltd.(2)	4,000	1,759
KS Terminals, Inc.	3,000	6,523
Kuang Hong Arts Management, Inc.(2)	6,000	18,211
Kung Long Batteries Industrial Co. Ltd.	11,000	41,091
Kung Sing Engineering Corp.	132,400	44,465
Kuo Toong International Co. Ltd.	9,000	14,386
Kuo Yang Construction Co. Ltd.	25,000	13,394
L&K Engineering Co. Ltd.	46,918	1,116,200
Lanner Electronics, Inc.	18,180	46,887
Largan Precision Co. Ltd.	10,000	2,407,777
Lealea Enterprise Co. Ltd.(2)	23,920	5,351
Lelon Electronics Corp.(1)	29,000	204,718
Lemtech Holdings Co. Ltd.	9,450	29,299
Li Peng Enterprise Co. Ltd.(2)	126,000	27,149
Lien Hwa Industrial Holdings Corp.	1,655	2,181
Lintes Technology Co. Ltd.	1,000	10,047
Lion Travel Service Co. Ltd.	19,000	86,213
Lite-On Technology Corp.	136,000	1,306,423
Liton Technology Corp.	14,000	32,449
Long Bon International Co. Ltd.(2)	101,000	37,250
Long Da Construction & Development Corp.	2,100	1,834
Longchen Paper & Packaging Co. Ltd.(2)	70,591	24,705
Lotes Co. Ltd.	14,142	752,478
Lotus Pharmaceutical Co. Ltd.(1)	36,468	213,714
Loyalty Founder Enterprise Co. Ltd.	14,000	10,750
Lucky Cement Corp.	9,000	3,320
Lumax International Corp. Ltd.	21,000	77,088
Lung Yen Life Service Corp.(2)	23,000	36,606
Macauto Industrial Co. Ltd.(2)	2,000	3,404
Macnica Galaxy, Inc.	9,000	31,487
Macroblock, Inc.	3,000	4,796
Macronix International Co. Ltd.(2)	75,000	297,815
Makalot Industrial Co. Ltd.	13,320	81,639
Marketech International Corp.	41,000	626,494
Materials Analysis Technology, Inc.(1)	22,602	176,085
MediaTek, Inc.	54,000	6,681,095
Mega Financial Holding Co. Ltd.	615,247	941,802
Mega Union Technology, Inc.	23,400	528,755
Meiloon Industrial Co.	25,600	17,664
Mercuries & Associates Holding Ltd.(2)	70,504	38,885
Mercuries Life Insurance Co. Ltd.(2)	563,250	183,224
Merida Industry Co. Ltd.	34,000	87,753
Micro-Star International Co. Ltd.	19,000	92,836
Mildef Crete, Inc.	9,000	35,901
MIN AIK Technology Co. Ltd.(2)	36,000	30,080
Mitac Holdings Corp.(2)	99,924	291,286
Mobiletron Electronics Co. Ltd.(2)	1,000	987
momo.com, Inc.(1)	6,191	48,229
MOSA Industrial Corp.(2)	41,834	22,146
55

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
MPI Corp.	1,000	$161,551
MSSCORPS Co. Ltd.	10,000	163,796
My Humble House Hospitality Management Consulting	13,000	15,516
Nak Sealing Technologies Corp.	6,000	21,940
Namchow Holdings Co. Ltd.	27,000	27,873
Nan Kang Rubber Tire Co. Ltd.	25,000	24,606
Nan Pao Resins Chemical Co. Ltd.	9,000	97,885
Nan Ren Lake Leisure Amusement Co. Ltd.(2)	2,000	492
Nan Ya Plastics Corp.	160,000	1,222,306
Nan Ya Printed Circuit Board Corp.	19,000	736,220
Nantex Industry Co. Ltd.	29,000	27,914
Nanya Technology Corp.	165,000	2,822,483
New Era Electronics Co. Ltd.(2)	33,000	40,149
Nidec Chaun-Choung Technology Corp.(2)	3,000	10,204
Nien Made Enterprise Co. Ltd.	25,000	294,622
Niko Semiconductor Co. Ltd.	22,876	45,428
Nishoku Technology, Inc.	2,000	6,843
Nova Technology Corp.	2,000	17,562
Novatek Microelectronics Corp.	38,000	646,978
O-Bank Co. Ltd.	149,000	48,612
Ocean Plastics Co. Ltd.(2)	9,000	9,156
Optimax Technology Corp.	42,000	30,123
Orient Semiconductor Electronics Ltd.(1)	67,000	91,877
Oriental Union Chemical Corp.(2)	36,000	18,537
O-TA Precision Industry Co. Ltd.	10,000	15,849
Pacific Construction Co.	57,000	15,381
Pacific Hospital Supply Co. Ltd.	3,000	7,367
Paiho Shih Holdings Corp.	48,300	24,752
Pan Jit International, Inc.(1)	35,000	166,672
Pan-International Industrial Corp.(1)	45,000	66,365
Parade Technologies Ltd.	1,000	18,223
Pegatron Corp.(1)	263,000	754,947
Pegavision Corp.	7,171	90,286
PharmaEngine, Inc.	15,000	27,897
PharmaEssentia Corp.	8,250	362,615
Phison Electronics Corp.	8,000	545,821
Phoenix Silicon International Corp.	48,449	367,912
Phoenix Tours International, Inc.	11,550	16,373
Pixart Imaging, Inc.	17,000	102,883
Planet Technology Corp.	5,000	25,830
Podak Co. Ltd.	10,500	18,251
Posiflex Technology, Inc.	1,000	6,054
Pou Chen Corp.(1)	230,000	180,119
Power Wind Health Industry, Inc.	10,050	53,243
Powerchip Semiconductor Manufacturing Corp.(1)	158,000	363,482
Powertech Technology, Inc.	128,000	1,117,080
Poya International Co. Ltd.	270,910	640,605
President Chain Store Corp.	64,000	436,763
President Securities Corp.(1)	360,696	563,054
Primax Electronics Ltd.(1)	121,000	226,539
Prince Housing & Development Corp.	180,000	47,097
Promate Electronic Co. Ltd.(2)	43,199	65,496
Qisda Corp.	48,380	43,213
56

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Quang Viet Enterprise Co. Ltd.(2)	1,073	$2,004
Quanta Computer, Inc.(1)	184,000	1,963,905
Radiant Opto-Electronics Corp.	21,750	62,536
Radium Life Tech Co. Ltd.	128,601	40,352
Raydium Semiconductor Corp.	17,000	117,357
Realtek Semiconductor Corp.(1)	159,000	3,615,982
Rechi Precision Co. Ltd.	62,000	46,613
Rexon Industrial Corp. Ltd.	24,000	25,253
Rich Development Co. Ltd.	165,430	40,305
RiTdisplay Corp.	4,785	4,654
Ritek Corp.(2)	16,000	5,604
Roo Hsing Co. Ltd.(2)	790	208
Ruby Tech Corp.	13,390	21,861
Ruentex Development Co. Ltd.(2)	220,880	193,614
Ruentex Engineering & Construction Co.	18,806	101,392
Ruentex Industries Ltd.(1)	108,235	190,944
Ruentex Materials Co. Ltd.	1,000	674
Sakura Development Co. Ltd.	21,960	25,016
Sampo Corp.	9,000	6,597
San Fang Chemical Industry Co. Ltd.	52,000	50,081
San Far Property Ltd.	2,316	1,259
San Shing Fastech Corp.(2)	3,000	5,335
Sanyang Motor Co. Ltd.	35,000	69,614
Scientech Corp.	2,000	45,610
SDI Corp.	4,000	29,295
Senao Networks, Inc.	3,000	11,581
Sercomm Corp.	47,000	114,277
Sesoda Corp.	55,000	87,798
Shanghai Commercial & Savings Bank Ltd.	296,941	401,621
Shan-Loong Transportation Co. Ltd.(2)	2,000	847
Sheng Yu Steel Co. Ltd.	2,000	1,384
Shih Wei Navigation Co. Ltd.(2)	16,457	8,795
Shin Foong Specialty & Applied Materials Co. Ltd.(2)	3,000	3,074
Shin Zu Shing Co. Ltd.	19,829	133,717
Shining Building Business Co. Ltd.(2)	22,000	5,033
Shinkong Insurance Co. Ltd.	44,000	220,412
Shinkong Synthetic Fibers Corp.	163,000	126,370
Shiny Chemical Industrial Co. Ltd.	21,332	110,220
Shuttle, Inc.	27,000	13,061
Sigurd Microelectronics Corp.(2)	194,000	1,274,770
Silicon Integrated Systems Corp.	9,174	14,778
Simplo Technology Co. Ltd.	43,000	547,406
Sinbon Electronics Co. Ltd.(2)	16,000	157,649
Sincere Navigation Corp.(1)	119,000	132,676
Singatron Enterprise Co. Ltd.	8,000	7,547
Sino-American Silicon Products, Inc.	24,000	134,604
Sinon Corp.	70,000	88,158
SinoPac Financial Holdings Co. Ltd.	986,663	1,278,797
Sinopower Semiconductor, Inc.	6,000	46,190
Sinyi Realty, Inc.	6,000	3,813
Sirtec International Co. Ltd.	1,000	827
Sitronix Technology Corp.	25,000	227,744
Siward Crystal Technology Co. Ltd.(1)(2)	26,000	60,599
57

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Solteam, Inc.	5,332	$8,319
Sonix Technology Co. Ltd.	12,000	23,148
Speed Tech Corp.	44,035	38,900
Sporton International, Inc.	22,402	135,928
Sports Gear Co. Ltd.	5,000	10,242
St. Shine Optical Co. Ltd.(2)	8,000	24,824
Standard Foods Corp.	20,000	18,188
Stark Technology, Inc.	20,000	98,947
Starlux Airlines Co. Ltd.(2)	56,000	36,884
Sunjuice Holdings Co. Ltd.	1,000	5,719
Sunny Friend Environmental Technology Co. Ltd.	10,248	24,516
Sunonwealth Electric Machine Industry Co. Ltd.(1)	69,489	393,155
Sunplus Innovation Technology, Inc.(2)	5,133	21,761
Sunrex Technology Corp.	24,000	27,687
Sunspring Metal Corp.(2)	39,000	23,418
Superalloy Industrial Co. Ltd.	29,000	60,337
Swancor Holding Co. Ltd.	8,000	25,861
Sweeten Real Estate Development Co. Ltd.	2,595	1,796
Symtek Automation Asia Co. Ltd.	8,643	40,453
Syncmold Enterprise Corp.	9,000	21,695
Synnex Technology International Corp.	219,000	600,206
Syntec Technology Co. Ltd.(1)	12,000	860,476
Systex Corp.	4,000	23,133
T3EX Global Holdings Corp.	14,121	30,631
TA Chen Stainless Pipe	206,490	317,608
Ta Ya Electric Wire & Cable	96,000	113,778
Tah Hsin Industrial Corp.	2,145	4,462
TA-I Technology Co. Ltd.	38,000	148,111
Tai Tung Communication Co. Ltd.	47,000	23,633
Taichung Commercial Bank Co. Ltd.	681,497	409,195
TaiDoc Technology Corp.	9,912	39,828
Taiflex Scientific Co. Ltd.	23,103	237,934
Taimide Tech, Inc.	48,000	112,649
Tainan Spinning Co. Ltd.	160,000	70,082
Tai-Saw Technology Co. Ltd.	20,000	30,169
Taisun Enterprise Co. Ltd.	2,000	914
Taita Chemical Co. Ltd.	9,343	3,964
Taiwan Acceptance Corp.	41,856	114,658
Taiwan Business Bank	1,441,279	770,018
Taiwan Cooperative Financial Holding Co. Ltd.	557,175	448,779
Taiwan FamilyMart Co. Ltd.	1,000	5,833
Taiwan Fertilizer Co. Ltd.	72,000	101,095
Taiwan Fire & Marine Insurance Co. Ltd.	15,400	28,299
Taiwan FU Hsing Industrial Co. Ltd.	26,400	31,959
Taiwan Glass Industry Corp.(1)(2)	103,000	197,291
Taiwan High Speed Rail Corp.(1)	337,000	276,283
Taiwan Hon Chuan Enterprise Co. Ltd.	36,067	149,510
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	35,000	50,658
Taiwan Kong King Co. Ltd.	19,000	28,557
Taiwan Land Development Corp.(2)	21,000	7
Taiwan Mask Corp.(1)(2)	112,000	137,777
Taiwan Mobile Co. Ltd.(2)	181,000	661,768
Taiwan Navigation Co. Ltd.	37,000	36,098
58

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Taiwan Paiho Ltd.	73,000	$96,233
Taiwan PCB Techvest Co. Ltd.	38,000	39,395
Taiwan Sakura Corp.	17,000	44,473
Taiwan Secom Co. Ltd.	38,850	129,792
Taiwan Semiconductor Co. Ltd.	34,000	101,700
Taiwan Semiconductor Manufacturing Co. Ltd.	823,000	61,849,944
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	191,905	79,701,985
Taiwan Shin Kong Security Co. Ltd.	1,010	1,251
Taiwan Styrene Monomer(2)	2,000	551
Taiwan Surface Mounting Technology Corp.	94,000	590,837
Taiwan Takisawa Technology Co. Ltd.(2)	10,000	12,478
Taiwan TEA Corp.(2)	29,000	10,195
Taiwan Union Technology Corp.	8,000	361,451
Taiyen Biotech Co. Ltd.	6,000	5,807
Tatung Co. Ltd.(2)	108,300	95,711
TCC Group Holdings Co. Ltd.(1)(2)	627,858	482,844
TCI Co. Ltd.	29,000	115,150
Te Chang Construction Co. Ltd.	1,198	2,677
Teco Electric & Machinery Co. Ltd.	69,000	157,612
Teco Image Systems Co. Ltd.	19,000	10,122
Tera Autotech Corp.	1,081	1,220
Test Research, Inc.(1)	32,000	292,932
Test Rite International Co. Ltd.	2,000	1,381
Tex-Ray Industrial Co. Ltd.(2)	12,000	3,171
Thinking Electronic Industrial Co. Ltd.	16,000	127,096
Thye Ming Industrial Co. Ltd.	18,503	40,717
Ton Yi Industrial Corp.	112,000	53,826
Tong Hsing Electronic Industries Ltd.(2)	19,890	132,927
Tong Yang Industry Co. Ltd.(1)	73,000	189,765
Top Union Electronics Corp.	11,733	9,190
Topco Scientific Co. Ltd.(1)	70,000	1,136,378
Topkey Corp.	16,000	81,674
Topoint Technology Co. Ltd.	12,442	170,414
TPK Holding Co. Ltd.(1)	118,000	253,431
Transcend Information, Inc.	41,000	380,572
Tripod Technology Corp.	51,000	797,852
Trusval Technology Co. Ltd.	4,299	29,464
TS Financial Holding Co. Ltd.	587,433	713,893
TS Financial Holding Co. Ltd., Preference Shares	85,013	25,486
Tsann Kuen Enterprise Co. Ltd.	8,419	4,724
TSEC Corp.(1)(2)	40,000	32,751
TSRC Corp.	103,000	92,184
Ttet Union Corp.	10,000	49,475
TTFB Co. Ltd.	3,633	17,813
TTY Biopharm Co. Ltd.	17,000	41,691
Tung Ho Steel Enterprise Corp.	107,770	274,529
Tung Thih Electronic Co. Ltd.	16,536	22,589
TXC Corp.(2)	67,000	391,695
TYC Brother Industrial Co. Ltd.	44,000	38,835
Tyntek Corp.(1)	11,000	33,895
UDE Corp.	27,000	100,849
U-Ming Marine Transport Corp.(1)	98,000	235,035
Unimicron Technology Corp.	83,263	2,620,222
59

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Union Bank of Taiwan	275,757	$176,040
Union Insurance Co. Ltd.	16,100	19,819
Uni-President Enterprises Corp.	512,000	1,229,696
Unitech Printed Circuit Board Corp.(1)	189,497	265,358
United Alloy-Tech Co.	18,000	41,260
United Integrated Services Co. Ltd.	36,000	1,202,703
United Microelectronics Corp.	1,531,000	6,228,179
United Orthopedic Corp.	11,000	28,348
Univacco Technology, Inc.	18,000	29,337
Universal Cement Corp.	73,759	61,965
Universal Microelectronics Co. Ltd.	26,000	35,389
Universal Vision Biotechnology Co. Ltd.	3,339	15,098
UPC Technology Corp.(2)	63,000	24,137
Userjoy Technology Co. Ltd.(2)	5,093	11,418
USI Corp.	105,000	41,861
Usun Technology Co. Ltd.(2)	22,000	144,265
UVAT Technology Co. Ltd.	8,000	20,298
Vanguard International Semiconductor Corp.	392,733	1,874,276
Viking Tech Corp.	24,000	66,821
Visco Vision, Inc.	11,000	88,173
Visual Photonics Epitaxy Co. Ltd.	9,000	135,381
Vizionfocus, Inc.	5,000	33,873
Voltronic Power Technology Corp.(2)	4,000	130,539
Wafer Works Corp.(1)(2)	143,020	475,576
Wah Hong Industrial Corp.(1)	27,000	40,389
Wah Lee Industrial Corp.	46,100	185,984
Walsin Lihwa Corp.	213,461	263,654
Walsin Technology Corp.	39,000	362,542
Walton Advanced Engineering, Inc.(1)	100,000	143,803
Wan Hai Lines Ltd.	141,785	509,649
WEI Chih Steel Industrial Co. Ltd.	13,000	6,436
Wei Chuan Foods Corp.	9,000	3,476
Weikeng Industrial Co. Ltd.	199,000	279,319
Well Shin Technology Co. Ltd.	18,000	22,521
Wendell Industrial Co. Ltd.	6,000	35,748
Win Semiconductors Corp.(1)	25,000	352,990
Winbond Electronics Corp.	628,428	3,614,400
Winmate, Inc.	6,000	34,388
Winstek Semiconductor Co. Ltd.	25,000	140,290
Wisdom Marine Lines Co. Ltd.	102,047	302,672
Wistron Corp.(1)	372,000	2,087,244
Wiwynn Corp.	4,000	893,825
WNC Corp.(1)	30,000	230,718
Wowprime Corp.	21,293	158,003
WPG Holdings Ltd.	159,000	499,043
WT Microelectronics Co. Ltd.(1)	204,058	1,260,007
WUS Printed Circuit Co. Ltd.	27,800	139,712
XinTec, Inc.(1)	30,000	399,288
Xxentria Technology Materials Corp.	9,810	13,034
Yageo Corp.	59,320	1,018,478
Yang Ming Marine Transport Corp.(1)	287,000	538,463
Yankey Engineering Co. Ltd.	23,535	456,159
YC INOX Co. Ltd.	49,668	32,178
60

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
YCC Parts Manufacturing Co. Ltd.	1,000	$1,350
Yea Shin International Development Co. Ltd.	6,803	4,524
Yem Chio Co. Ltd.	14,046	6,669
Yen Sun Technology Corp.(2)	14,000	20,409
Yeong Guan Energy Technology Group Co. Ltd.(2)	15,128	1,981
YFC-Boneagle Electric Co. Ltd.	21,000	17,164
YFY, Inc.	82,000	77,197
Yi Jinn Industrial Co. Ltd.	7,350	3,325
Yieh Phui Enterprise Co. Ltd.(2)	177,228	79,070
Yonyu Plastics Co. Ltd.	1,000	673
Young Fast Optoelectronics Co. Ltd.(2)	20,000	33,457
Youngtek Electronics Corp.	37,000	90,967
Yuanta Financial Holding Co. Ltd.	1,015,446	2,093,421
Yuanta Futures Co. Ltd.	16,078	44,132
Yulon Motor Co. Ltd.(1)	66,784	62,535
Zeng Hsing Industrial Co. Ltd.	2,148	7,007
Zhen Ding Technology Holding Ltd.(1)	119,000	1,872,789
Zig Sheng Industrial Co. Ltd.(2)	22,000	6,939
Zippy Technology Corp.(1)	22,000	37,783
Zyxel Group Corp.	17,947	23,556
		328,014,221
Thailand — 1.2%
AAPICO Hitech PCL, NVDR	31,090	14,703
Advanced Info Service PCL, NVDR	78,400	838,493
AEON Thana Sinsap Thailand PCL, NVDR	9,800	29,834
Airports of Thailand PCL, NVDR	191,000	365,179
AP Thailand PCL, NVDR	293,500	72,547
Asia Plus Group Holdings PCL, NVDR	240,200	17,371
Asia Sermkij Leasing PCL, NVDR	2,400	774
Asian Sea Corp. PCL, NVDR	9,900	2,178
Asset World Corp. PCL, NVDR	171,600	15,914
B Grimm Power PCL, NVDR	40,900	25,005
Bangchak Corp. PCL, NVDR	155,500	261,381
Bangkok Airways PCL, NVDR	120,000	68,895
Bangkok Aviation Fuel Services PCL, NVDR	1,000	325
Bangkok Bank PCL, NVDR	9,600	55,266
Bangkok Dusit Medical Services PCL, NVDR	398,100	235,123
Bangkok Expressway & Metro PCL, NVDR	764,000	158,791
Bangkok Land PCL, NVDR	666,800	11,457
Bangkok Life Assurance PCL, NVDR	109,200	80,054
Banpu PCL, NVDR(2)	524,552	229,373
BCPG PCL, NVDR	221,600	49,383
BEC World PCL, NVDR	74,300	4,434
BG Container Glass PCL, NVDR	20,000	4,102
Bumrungrad Hospital PCL, NVDR	37,700	217,550
Cal-Comp Electronics Thailand PCL, NVDR	129,096	36,830
Carabao Group PCL, NVDR	37,100	60,917
Central Pattana PCL, NVDR	119,900	242,983
Central Retail Corp. PCL, NVDR	183,341	160,039
CH Karnchang PCL, NVDR	263,500	145,159
Charoen Pokphand Foods PCL, NVDR	333,200	236,833
CK Power PCL, NVDR	141,800	10,687
Com7 PCL, NVDR	199,100	178,327
61

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
CP ALL PCL, NVDR	138,800	$193,324
CP Axtra PCL, NVDR	29,863	13,313
Delta Electronics Thailand PCL, NVDR	115,800	866,573
Dhipaya Group Holdings PCL, NVDR	500	381
Diamond Building Products PCL, NVDR	5,000	806
Dohome PCL, NVDR	5,505	590
Dynasty Ceramic PCL, NVDR	269,300	11,042
Eastern Polymer Group PCL, NVDR	229,900	43,287
Eastern Water Resources Development & Management PCL, NVDR	2,900	425
Electricity Generating PCL, NVDR	34,400	137,908
Energy Absolute PCL, NVDR(2)	3,385,000	293,547
Erawan Group PCL, NVDR	480,760	54,056
GFPT PCL, NVDR	87,200	26,152
Global Power Synergy PCL, NVDR	239,500	382,191
Gulf Development PCL, NVDR	146,445	279,238
Gunkul Engineering PCL, NVDR	800,100	124,098
Haad Thip PCL, NVDR	2,800	1,351
Home Product Center PCL, NVDR	518,100	100,619
Ichitan Group PCL, NVDR	112,900	46,952
Indorama Ventures PCL, NVDR	314,700	231,325
Interlink Communication PCL, NVDR	21,100	3,131
IRPC PCL, NVDR	5,696,500	460,038
Italian-Thai Development PCL, NVDR(2)	149,800	1,580
Jasmine International PCL, NVDR(2)	53,400	1,449
Jaymart Group Holdings PCL, NVDR	147,200	48,303
Kasikornbank PCL, NVDR	46,000	343,916
KGI Securities Thailand PCL, NVDR	97,400	14,620
Khon Kaen Sugar Industry PCL, NVDR	55,500	3,063
Kiatnakin Phatra Bank PCL, NVDR	43,892	153,402
Krung Thai Bank PCL, NVDR	328,900	428,613
Krungthai Card PCL, NVDR	173,000	194,149
Land & Houses PCL, NVDR	1,179,200	130,080
LPN Development PCL, NVDR	37,300	1,777
Major Cineplex Group PCL, NVDR	139,000	29,541
MC Group PCL, NVDR	79,500	27,092
MCS Steel PCL, NVDR	9,400	2,210
Mega Lifesciences PCL, NVDR	61,600	66,885
Minor International PCL, NVDR	542,366	362,058
MK Restaurants Group PCL, NVDR	26,500	17,004
Muangthai Capital PCL, NVDR	94,400	88,805
Northeast Rubber PCL, NVDR	211,000	30,005
Osotspa PCL, NVDR	92,900	45,033
Plan B Media PCL, NVDR	429,604	84,745
Precious Shipping PCL, NVDR	213,000	65,503
Premier Marketing PCL, NVDR	3,900	1,294
PRG Corp. PCL, NVDR	8,530	2,829
Prima Marine PCL, NVDR	277,500	78,645
Pruksa Holding PCL, NVDR	61,600	7,209
PTG Energy PCL, NVDR	342,000	78,851
PTT Exploration & Production PCL, NVDR	138,500	620,322
PTT Global Chemical PCL, NVDR	349,300	468,465
PTT Oil & Retail Business PCL, NVDR	199,100	74,979
PTT PCL, NVDR	642,000	788,596
62

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Quality Houses PCL, NVDR	1,138,100	$48,716
R&B Food Supply PCL, NVDR	8,900	1,408
Rajthanee Hospital PCL, NVDR	900	407
Ratch Group PCL, NVDR	119,200	138,336
Ratchthani Leasing PCL, NVDR	189,915	12,020
Regional Container Lines PCL, NVDR	105,400	139,827
S Hotels & Resorts PCL, NVDR	188,700	9,035
Sabina PCL, NVDR	22,900	10,703
Sansiri PCL, NVDR	1,852,500	81,520
Sappe PCL, NVDR	13,000	13,709
SC Asset Corp. PCL, NVDR	164,100	9,993
SCB X PCL, NVDR	25,300	115,137
Sermsang Power Corp. Co. Ltd., NVDR	99,915	15,204
Siam Cement PCL, NVDR	68,600	539,099
Siamgas & Petrochemicals PCL, NVDR	27,100	7,111
Singha Estate PCL, NVDR	20,100	327
Somboon Advance Technology PCL, NVDR	36,500	17,802
SPCG PCL, NVDR	13,200	4,298
Sri Trang Agro-Industry PCL, NVDR	147,600	101,905
Srisawad Capital 1969 PCL, NVDR	22,889	1,158
Srisawad Corp. PCL, NVDR	77,077	54,766
Srivichai Vejvivat PCL, NVDR	5,200	1,371
Star Petroleum Refining PCL, NVDR	360,900	143,690
Supalai PCL, NVDR	169,500	82,267
Super Energy Corp. PCL, NVDR(2)	1,374,500	4,965
Susco PCL, NVDR	160,100	12,359
Thai Airways International PCL, NVDR	6,800	1,196
Thai Oil PCL, NVDR	205,100	395,521
Thai Vegetable Oil PCL, NVDR	36,960	31,203
Thaifoods Group PCL, NVDR	231,210	69,625
Thanachart Capital PCL, NVDR	35,000	90,447
Thoresen Thai Agencies PCL, NVDR	181,300	30,874
TIDLOR Holdings PCL, NVDR	288,359	168,485
Tipco Asphalt PCL, NVDR	53,400	28,649
Tisco Financial Group PCL, NVDR	19,600	75,632
TKS Technologies PCL, NVDR	15,200	3,597
TMBThanachart Bank PCL, NVDR	1,760,700	158,101
TOA Paint Thailand PCL, NVDR	35,000	16,334
TPI Polene PCL, NVDR	1,563,700	42,874
TPI Polene Power PCL, NVDR	54,800	2,908
True Corp. PCL, NVDR	712,158	280,907
TTW PCL, NVDR	14,400	4,560
Unique Engineering & Construction PCL, NVDR	4,000	323
Univanich Palm Oil PCL, NVDR	80,500	34,476
Workpoint Entertainment PCL, NVDR(2)	14,600	1,532
		14,365,654
Turkey — 0.7%
Adese Gayrimenkul Yatirim AS(2)	3,337,390	58,641
Afyon Cimento Sanayi TAS	45,120	11,794
AG Anadolu Grubu Holding AS	18,630	12,317
Agesa Hayat ve Emeklilik AS	4,804	25,981
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	67,543	53,198
Akbank TAS	233,060	346,285
63

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Akcansa Cimento AS	3,799	$19,012
Akenerji Elektrik Uretim AS(2)	46,296	10,093
Akfen Yenilenebilir Enerji AS(2)	37,132	17,442
Aksa Enerji Uretim AS(1)(2)	15,862	26,085
Aksigorta AS(2)	126,861	16,350
Alarko Holding AS(1)	21,181	47,514
Albaraka Turk Katilim Bankasi AS	433,395	77,880
Anadolu Anonim Turk Sigorta Sirketi	167,434	94,406
Anadolu Efes Biracilik Ve Malt Sanayii AS(1)	133,670	49,373
Anadolu Hayat Emeklilik AS	8,394	18,098
Aselsan Elektronik Sanayi Ve Ticaret AS(1)	70,187	561,878
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS(2)	14,592	98,416
Baticim Bati Anadolu Sanayi ve Ticaret Anonim Sirketi(1)(2)	358,163	30,349
Bera Holding AS(2)	107,853	30,354
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	41,113	10,900
BIM Birlesik Magazalar AS(1)	50,353	422,878
Bursa Cimento Fabrikasi AS(2)	149,295	17,687
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar(2)	57,295	6,880
Cemtas Celik Makina Sanayi Ve Ticaret AS	3,609	654
Cimsa Cimento Sanayi VE Ticaret AS(1)	55,004	50,918
Coca-Cola Icecek AS	36,117	56,294
Destek Finans Faktoring AS(1)(2)	4,366	188,433
Dogan Sirketler Grubu Holding AS(1)	140,017	64,102
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	40,181	6,055
Dogus Otomotiv Servis ve Ticaret AS	6,500	22,045
Efor Yatirim Sanayi Ticaret AS(1)(2)	264,426	98,672
EGE Gubre Sanayii AS	10,306	23,892
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS(1)	17,191	27,683
Eregli Demir ve Celik Fabrikalari TAS(1)	277,374	222,535
Ford Otomotiv Sanayi AS(1)	34,850	55,550
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	10,698	18,805
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	7,372	14,066
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	2,699	16,869
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	26,414	12,155
GSD Holding AS(2)	140,853	13,389
Gubre Fabrikalari TAS(1)(2)	8,699	86,759
Haci Omer Sabanci Holding AS(1)	191,712	369,450
HUN Yenilenebilir Enerji Uretim AS(2)	176,704	14,638
Ihlas Holding AS(2)	483,480	10,717
Is Finansal Kiralama AS(2)	109,545	44,089
Is Yatirim Menkul Degerler AS	67,687	46,577
Jantsa Jant Sanayi Ve Ticaret AS(2)	27,439	8,809
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A(2)	17,876	24,674
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(2)	11,042	30,615
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)(2)	25,765	25,274
Kartonsan Karton Sanayi ve Ticaret AS(2)	321	1,102
Katilimevim Tasarruf Finansman AS(1)	687,903	893,288
KOC Holding AS(1)	67,880	301,846
Logo Yazilim Sanayi Ve Ticaret AS	13,289	36,905
Marmara Holding AS(2)	292,461	13,669
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	47,368	36,169
Menderes Tekstil Sanayi ve Ticaret AS(2)	29,472	7,099
MLP Saglik Hizmetleri AS(2)	10,556	92,074
64

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Naturelgaz Sanayi ve Ticaret AS	277,372	$66,904
NET Holding AS(2)	51,653	45,828
Nuh Cimento Sanayi AS	3,524	15,769
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)(2)	104,778	15,891
Osmanli Yatirim Menkul Degerler AS	26,147	3,870
Oyak Cimento Fabrikalari AS(1)	80,783	37,593
Pegasus Hava Tasimaciligi AS(1)(2)	22,424	68,179
Petkim Petrokimya Holding AS(1)(2)	174,748	72,625
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	28,008	11,639
Polisan Holding AS(2)	73,544	33,211
Qua Granite Hayal(2)	133,792	8,819
Sasa Polyester Sanayi AS(1)(2)	249,144	12,142
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey(2)	26,925	26,608
Sekerbank Turk AS	362,719	46,917
Selcuk Ecza Deposu Ticaret ve Sanayi AS	15,486	107,052
Sok Marketler Ticaret AS(2)	20,100	23,051
TAB Gida Sanayi Ve Ticaret AS, Class A	6,809	33,205
TAV Havalimanlari Holding AS(1)	28,580	156,740
Tekfen Holding AS	5,305	22,985
Tera Yatirim Menkul Degerler AS(2)	17,056	66,162
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	10,865	32,537
Tukas Gida Sanayi ve Ticaret AS(2)	265,975	11,133
Turk Altin Isletmeleri AS(1)(2)	38,142	41,752
Turk Hava Yollari AO(1)	42,540	265,855
Turkcell Iletisim Hizmetleri AS, ADR(1)	43,376	218,181
Turkiye Halk Bankasi AS(1)(2)	30,178	26,349
Turkiye Is Bankasi AS, C Shares	474,504	124,116
Turkiye Petrol Rafinerileri AS(1)	68,846	572,249
Turkiye Sigorta AS	494,564	61,126
Turkiye Sinai Kalkinma Bankasi AS	232,812	52,688
Turkiye Sise ve Cam Fabrikalari AS(1)	106,325	87,226
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	198,741	130,515
Usak Seramik Sanayii AS(2)	377,520	9,541
Vestel Beyaz Esya Sanayi ve Ticaret AS(2)	34,840	3,858
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	23,545	11,187
Yapi ve Kredi Bankasi AS(1)(2)	248,820	187,977
YEO Teknoloji Enerji VE Endustri AS(2)	47,083	33,446
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	19,027	8,541
Zorlu Enerji Elektrik Uretim AS(2)	118,717	5,705
		7,758,854
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	137,868	562,043
Abu Dhabi Islamic Bank PJSC	132,747	825,746
Abu Dhabi National Oil Co. for Distribution PJSC	556,977	605,800
ADNOC Drilling Co. PJSC	250,703	393,198
Adnoc Gas PLC	293,377	259,526
ADNOC Logistics & Services	187,856	353,147
Agility Global PLC	850,396	388,277
Air Arabia PJSC	505,137	687,406
Ajman Bank PJSC	22,698	8,780
Aldar Properties PJSC	150,338	312,969
Alec Holdings PJSC	203,674	75,363
Americana Restaurants International PLC - Foreign Co.	819,656	536,399
65

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
Amlak Finance PJSC	164,068	$52,852
Dana Gas PJSC	1,366,911	309,769
Deyaar Development PJSC	256,476	49,374
Dubai Electricity & Water Authority PJSC	406,562	298,606
Dubai Investments PJSC	302,477	300,699
Dubai Islamic Bank PJSC	273,561	534,831
Dubai Taxi Co. PJSC	68,708	42,379
Emaar Development PJSC	201,752	698,261
Emaar Properties PJSC	774,281	2,253,829
Emirates Central Cooling Systems Corp.	91,340	39,311
Emirates NBD Bank PJSC	163,353	1,334,880
Emirates Telecommunications Group Co. PJSC	178,543	1,035,673
First Abu Dhabi Bank PJSC	130,835	703,093
Islamic Arab Insurance Co.(2)	170,020	60,965
Lulu Retail Holdings PLC	365,827	95,660
National Central Cooling Co. PJSC	184,151	125,803
NMDC Energy PJSC	156,694	123,438
Parkin Co. PJSC	88,985	139,317
RAK Properties PJSC(2)	221,391	63,993
Salik Co. PJSC	252,398	371,488
Sharjah Islamic Bank	403,040	320,716
Union Properties PJSC	457,303	68,033
		14,031,624
TOTAL COMMON STOCKS (Cost $888,757,564)		1,210,385,614
WARRANTS — 0.0%
Brazil — 0.0%
Gol Linhas Aereas Inteligentes SA(2)	11,284	8
Malaysia — 0.0%
Ann Joo Resources Bhd.(2)	4,150	98
Berjaya Corp. Bhd.(2)	287,578	2,143
Berjaya Food Bhd.(2)	16,186	101
Dagang NeXchange Bhd.(2)	259,866	18,719
Globetronics Technology Bhd.(2)	6,100	189
Globetronics Technology Bhd.(2)	6,100	189
Hengyuan Refining Co. Bhd.(2)	2,650	816
NEXG Bhd.(2)	108,150	2,686
PESTEC International Bhd.(2)	2,962	7
Supermax Corp. Bhd.(2)	12,482	279
Top Glove Corp. Bhd.(2)	12,335	429
VS Industry Bhd.(2)	56,910	71
YTL Corp. Bhd.(2)	19,939	5,223
YTL Power International Bhd.(2)	39,360	32,751
		63,701
Thailand — 0.0%
Energy Absolute PCL, NVDR(2)	10,533	184
Jasmine International PCL, NVDR(2)	185,337	613
Noble Development PCL, NVDR(2)	20,400	25
Roctec Global PCL, NVDR(2)	149,200	45
VGI PCL, NVDR(2)	6,660	2
		869
TOTAL WARRANTS (Cost $13,275)		64,578
66

Schedule of Investments - Avantis Emerging Markets Equity Fund

	Shares	Value
RIGHTS — 0.0%
Brazil — 0.0%
Banco Bradesco SA(2)	7,893	$30
Movida Participacoes SA(2)	4,528	743
		773
Kuwait — 0.0%
Burgan Bank SAK(2)	10,609	251
Qatar — 0.0%
Lesha Bank LLC(2)	65,960	51,302
TOTAL RIGHTS (Cost $53,988)		52,326
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,884,544	4,884,544
State Street Navigator Securities Lending Government Money Market Portfolio(4)	14,313,677	14,313,677
TOTAL SHORT-TERM INVESTMENTS (Cost $19,198,221)		19,198,221
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $908,023,048)		1,229,700,739
OTHER ASSETS AND LIABILITIES — (1.4)%		(16,462,757)
TOTAL NET ASSETS — 100.0%		$1,213,237,982

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	35.1%
Financials	23.0%
Consumer Discretionary	8.6%
Industrials	8.0%
Materials	6.0%
Communication Services	5.3%
Energy	4.6%
Consumer Staples	3.0%
Health Care	2.9%
Utilities	2.1%
Real Estate	1.2%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.4)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	7	September 2026	$2,694,650	$66,779
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $79,610,932. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $84,283,761, which includes securities collateral of $69,970,084.
67

Schedule of Investments - Avantis Emerging Markets Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$24,067,184	$21,526,602	—
Chile	1,567,698	4,522,807	—
China	36,110,230	195,749,986	—
Colombia	825,334	1,534,489	—
India	9,884,289	139,611,268	—
Indonesia	687,695	8,157,705	—
Mexico	5,747,342	13,644,954	—
Peru	4,065,945	—	—
Philippines	223,571	3,836,319	—
South Africa	8,175,712	30,946,522	—
South Korea	17,343,964	230,629,123	—
Taiwan	85,864,321	242,149,900	—
Turkey	218,181	7,540,673	—
Other Countries	—	115,753,800	—
Warrants	—	64,578	—
Rights	—	52,326	—
Short-Term Investments	19,198,221	—	—
	$213,979,687	$1,015,721,052	—

Other Financial Instruments
Futures Contracts	$66,779	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$7,840
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$1,255,559
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$18,537

See Notes to Financial Statements.
68

Schedule of Investments - Avantis International Equity Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.2%
29Metals Ltd.(1)	172,405	$46,883
4DMedical Ltd.(1)(2)	19,067	46,526
Accent Group Ltd.(2)	11,453	5,864
Acrow Ltd.(2)	11,579	7,629
Adairs Ltd.(2)	13,144	13,173
Aeris Resources Ltd.(1)	140,569	50,256
AGL Energy Ltd.(2)	22,808	140,285
AIC Mines Ltd.(1)	102,870	59,616
Alkane Resources Ltd.(1)	15,781	21,445
Alkane Resources Ltd.(1)	30,712	41,438
Alliance Aviation Services Ltd.(2)	1,918	905
ALS Ltd.	8,757	139,143
Amotiv Ltd.(2)	14,873	67,445
AMP Ltd.	284,830	485,149
Amplitude Energy Ltd.(1)	37,212	43,196
Ampol Ltd.	18,876	582,172
ANZ Group Holdings Ltd.	103,478	2,753,426
APA Group	35,103	273,696
Appen Ltd.(1)(2)	46,195	37,502
Arafura Rare Earths Ltd.(1)(2)	260,601	38,211
Aristocrat Leisure Ltd.	8,734	379,758
ARN Media Ltd.	1,854	352
ASX Ltd.	5,059	203,467
Aurelia Metals Ltd.(1)	247,075	80,524
Aurizon Holdings Ltd.	214,646	562,349
Aussie Broadband Ltd.(2)	5,692	17,575
Austal Ltd.(1)	18,666	55,234
Australian Agricultural Co. Ltd.(1)	2,182	2,079
Australian Clinical Labs Ltd.(2)	12,589	25,096
Australian Ethical Investment Ltd.	5,963	19,886
Australian Finance Group Ltd.(2)	17,166	18,440
Baby Bunting Group Ltd.(1)(2)	12,266	10,909
Bank of Queensland Ltd.(2)	74,958	350,302
BCI Minerals Ltd.(1)(2)	1,455	516
Beach Energy Ltd.(2)	200,537	124,292
Bega Cheese Ltd.	12,933	56,099
Bellavista Resources Ltd.(1)	1,265	321
Bellevue Gold Ltd.(1)	57,243	65,930
Bendigo & Adelaide Bank Ltd.(2)	59,484	456,762
BHP Group Ltd., ADR(2)	93,509	8,782,365
Black Cat Syndicate Ltd.(1)	94,315	72,606
BlueScope Steel Ltd.	36,641	813,976
Boss Energy Ltd.(1)(2)	25,677	26,044
Brambles Ltd.	67,372	942,945
Bravura Solutions Ltd.	36,946	83,603
Breville Group Ltd.(2)	1,595	36,993
Capricorn Metals Ltd.	22,910	272,559
CAR Group Ltd.	3,074	60,804
Catalyst Metals Ltd.(1)	20,966	97,702
Cedar Woods Properties Ltd.	8,694	43,944
69

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Challenger Ltd.	69,296	$468,276
Champion Iron Ltd.(2)	60,732	152,260
Cleanaway Waste Management Ltd.	35,519	66,097
Coast Entertainment Holdings Ltd.(1)(2)	1,272	474
Cobram Estate Olives Ltd.(2)	9,435	19,525
Cochlear Ltd.	754	72,211
Codan Ltd.	1,149	38,605
Coles Group Ltd.	64,885	1,116,765
Collins Foods Ltd.	7,170	41,830
Commonwealth Bank of Australia	31,662	3,618,340
Computershare Ltd.	19,680	560,314
Coronado Global Resources, Inc.(1)	22,324	3,597
Credit Corp. Group Ltd.(2)	12,825	128,558
CSL Ltd.	1,931	236,528
Cuscal Ltd.	31,800	125,756
Data#3 Ltd.	15,393	121,311
Deep Yellow Ltd.(1)(2)	23,459	27,445
Deterra Royalties Ltd.	36,273	106,634
Develop Global Ltd.(1)(2)	8,372	32,390
Dicker Data Ltd.	15,154	158,775
Domino's Pizza Enterprises Ltd.(2)	4,641	69,056
Downer EDI Ltd.	19,695	92,253
Duratec Ltd.	19,458	29,401
Dyno Nobel Ltd.	215,448	582,708
Eagers Automotive Ltd.(2)	8,654	132,087
Elders Ltd.	10,266	44,204
Elsight Ltd.(1)(2)	12,377	45,771
Emeco Holdings Ltd.(1)	53,593	43,728
Emerald Resources NL(1)	32,063	161,193
Endeavour Group Ltd.(2)	133,124	299,231
European Lithium Ltd.(1)	108,153	28,554
Evolution Mining Ltd.	122,855	1,308,570
EVT Ltd.(2)	10,038	109,100
Fenix Resources Ltd.(2)	63,030	12,184
FireFly Metals Ltd.(1)	16,226	21,121
FleetPartners Group Ltd.	23,442	70,154
Flight Centre Travel Group Ltd.(2)	12,821	107,711
Fortescue Ltd.	70,408	891,253
Galan Lithium Ltd.(1)	81,413	23,002
Generation Development Group Ltd.(2)	16,516	37,505
Genesis Minerals Ltd.(1)	58,847	346,090
GenusPlus Group Ltd.	10,309	61,960
GR Engineering Services Ltd.	7,920	37,337
GrainCorp Ltd., A Shares	31,537	139,561
Grange Resources Ltd.(1)(2)	38,316	3,698
Greatland Resources Ltd.(1)	53,328	456,363
Guzman y Gomez Ltd.(2)	1,664	33,676
GWA Group Ltd.(2)	30,275	44,442
Hansen Technologies Ltd.	2,687	6,580
Harvey Norman Holdings Ltd.	25,322	77,588
Helia Group Ltd.	51,914	187,266
Hillgrove Resources Ltd.(1)	41,053	32,357
HMC Capital Ltd.(2)	21,778	50,632
70

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Horizon Oil Ltd.	166,233	$25,601
HUB24 Ltd.	1,506	81,576
Humm Group Ltd.(2)	743	226
IDP Education Ltd.(2)	21,166	26,703
IGO Ltd.(1)	16,706	103,793
Iluka Resources Ltd.(2)	33,280	163,081
Imdex Ltd.	21,822	54,759
Inghams Group Ltd.	75,995	110,415
Insurance Australia Group Ltd.	147,118	826,121
Invictus Energy Ltd.(1)(2)	167,652	7,671
ioneer Ltd.(1)(2)	209,828	16,430
IVE Group Ltd.	5,574	10,538
James Hardie Industries PLC(1)	5,516	163,290
JB Hi-Fi Ltd.	7,561	361,809
Judo Capital Holdings Ltd.(1)	113,210	82,159
Jumbo Interactive Ltd.(2)	3,703	19,414
Jupiter Mines Ltd.(2)	20,273	3,773
Karoon Energy Ltd.	130,539	163,714
Kelsian Group Ltd.	8,701	26,491
Kingsgate Consolidated Ltd.	34,314	136,463
Kogan.com Ltd.(2)	10,415	27,137
L1 Group Ltd.	65,550	61,981
Lendlease Corp. Ltd.	37,306	78,446
Lifestyle Communities Ltd.(1)(2)	6,150	22,984
Lindsay Australia Ltd.(2)	22,194	12,001
Lovisa Holdings Ltd.(2)	3,347	61,469
Lycopodium Ltd.	1,873	30,750
Lynas Rare Earths Ltd.(1)	10,025	112,996
MA Financial Group Ltd.(2)	6,888	29,825
Maas Group Holdings Ltd.	19,327	73,394
Macmahon Holdings Ltd.	202,100	143,139
Macquarie Group Ltd.	6,578	1,179,618
Macquarie Technology Group Ltd.(1)(2)	2,012	81,936
Mader Group Ltd.	3,584	15,835
Magellan Financial Group Ltd.	20,432	131,257
Mayne Pharma Group Ltd.(1)(2)	2,120	4,715
McMillan Shakespeare Ltd.	7,428	110,590
Medibank Pvt Ltd.(2)	129,299	447,484
Megaport Ltd.(1)	1,171	13,841
Metals X Ltd.(1)	155,092	211,899
Metcash Ltd.	32,632	68,680
Metro Mining Ltd.(1)	20,340	19,882
MGX Resources Ltd.(1)	43,035	11,406
Mineral Resources Ltd.(1)	18,014	832,546
Monadelphous Group Ltd.	7,601	156,703
Myer Holdings Ltd.(2)	55,715	7,977
MyState Ltd.	613	2,104
National Australia Bank Ltd.	100,415	2,771,394
Navigator Global Investments Ltd.	64,521	112,301
Netwealth Group Ltd.	4,015	61,887
Neuren Pharmaceuticals Ltd.(1)	9,025	127,392
New Hope Corp. Ltd.(2)	82,519	356,877
NEXTDC Ltd.(1)(2)	37,354	368,799
71

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
nib holdings Ltd.(2)	47,951	$233,160
Nick Scali Ltd.(2)	5,750	61,182
Nickel Industries Ltd.(1)	145,212	88,742
Nine Entertainment Co. Holdings Ltd.	214,599	148,151
Northern Star Resources Ltd.	69,376	1,172,861
NRW Holdings Ltd.	48,354	261,366
Nufarm Ltd.(1)(2)	19,284	43,750
Objective Corp. Ltd.(2)	1,721	8,073
OFX Group Ltd.(1)(2)	3,710	2,206
Omni Bridgeway Ltd.(1)	6,182	6,425
oOh!media Ltd.(2)	23,654	27,704
Ora Banda Mining Ltd.(1)	151,076	165,437
Orica Ltd.	20,853	331,612
Origin Energy Ltd.	97,896	815,001
Orora Ltd.(2)	119,190	124,500
Pacific Current Group Ltd.	220	1,846
Paladin Energy Ltd.(1)(2)	1,291	10,591
Pantoro Gold Ltd.(1)	20,228	39,278
Peet Ltd.	24,064	32,722
Peninsula Energy Ltd.(1)(2)	38,513	7,973
Pepper Money Ltd.	18,865	25,267
Perenti Ltd.	128,026	206,905
Perpetual Ltd.	7,095	96,831
Perseus Mining Ltd.	130,858	607,634
Pinnacle Investment Management Group Ltd.(2)	4,797	57,821
PLS Group Ltd.(1)(2)	100,445	387,808
Premier Investments Ltd.	2,657	21,945
Pro Medicus Ltd.	3,335	427,198
PWR Holdings Ltd.(2)	5,389	44,486
Qantas Airways Ltd.	45,760	307,516
QBE Insurance Group Ltd.	100,501	1,598,082
Ramelius Resources Ltd.	204,035	559,938
Ramsay Health Care Ltd.(2)	8,285	303,923
REA Group Ltd.(2)	1,989	252,558
Redox Ltd.	25,929	62,367
Reece Ltd.(2)	8,747	105,238
Regal Partners Ltd.	11,095	20,545
Regis Healthcare Ltd.	3,946	17,576
Regis Resources Ltd.	98,278	584,125
Reliance Worldwide Corp. Ltd.	19,579	58,664
Resimac Group Ltd.	2,359	1,614
Resolute Mining Ltd.(1)	332,348	326,252
Ricegrowers Ltd.(2)	7,364	70,387
Ridley Corp. Ltd.(2)	11,048	20,717
Rio Tinto Ltd.	15,573	1,946,426
Sandfire Resources Ltd.(1)	42,149	690,435
Santos Ltd.	265,205	1,546,655
SEEK Ltd.(2)	1,698	17,840
Select Harvests Ltd.(2)	24,358	78,563
Servcorp Ltd.(2)	3,124	13,712
Service Stream Ltd.	40,946	70,987
SGH Ltd.	8,045	227,801
Sigma Healthcare Ltd.(2)	50,518	97,273
72

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sims Ltd.	18,407	$320,229
SiteMinder Ltd.(1)	7,630	16,342
SKS Technologies Group Ltd.	11,501	67,537
SmartGroup Corp. Ltd.	7,261	55,424
Solvar Ltd.(2)	3,577	4,278
Sonic Healthcare Ltd.	6,932	97,158
South32 Ltd.	318,089	1,170,322
Southern Cross Media Group Ltd.(2)	9,621	4,134
SRG Global Ltd.	48,358	131,768
St Barbara Ltd.(1)(2)	181,414	99,968
Stanmore Resources Ltd.	55,996	109,799
Star Entertainment Group Ltd.(1)	932,152	86,733
Steadfast Group Ltd.	11,400	47,527
Strike Energy Ltd.(1)	55,541	4,572
Suncorp Group Ltd.	36,700	495,190
Super Retail Group Ltd.(2)	7,016	67,503
Superloop Ltd.(1)	23,968	49,380
Supply Network Ltd.(2)	891	22,847
Syrah Resources Ltd.(1)(2)	110,993	9,141
Tasmea Ltd.(2)	7,775	52,282
Technology One Ltd.	15,950	371,625
Telstra Group Ltd.	178,297	596,151
TPG Telecom Ltd.	19,159	51,721
Transurban Group	33,008	337,800
Treasury Wine Estates Ltd.(1)(2)	53,560	210,059
Tyro Payments Ltd.(1)(2)	35,551	18,693
Universal Store Holdings Ltd.(2)	6,987	41,080
Vault Minerals Ltd.	113,761	543,155
Ventia Services Group Ltd.	45,040	175,636
Viva Energy Group Ltd.	70,369	149,239
Wagners Holding Co. Ltd.	7,412	22,229
Washington H Soul Pattinson & Co. Ltd.(2)	24,640	784,609
Webjet Group Ltd.	4,563	1,177
Wesfarmers Ltd.	24,849	1,412,223
West African Resources Ltd.(1)	160,644	430,901
Westgold Resources Ltd.	31,395	143,300
Westgold Resources Ltd. (Toronto)	14,134	63,738
Westpac Banking Corp.	90,600	2,239,031
Whitehaven Coal Ltd.	105,690	648,637
Wildcat Resources Ltd.(1)	93,158	25,304
WiseTech Global Ltd.(2)	2,149	61,946
Woodside Energy Group Ltd.	147,663	3,435,629
Woodside Energy Group Ltd., ADR(2)	5,413	126,015
Woolworths Group Ltd.	57,421	1,656,891
Xero Ltd.(1)	1,742	103,163
Yancoal Australia Ltd.(2)	46,329	205,450
		72,537,896
Austria — 0.4%
ANDRITZ AG	2,766	268,024
AT&S Austria Technologie & Systemtechnik AG(1)	3,665	654,184
BAWAG Group AG	3,929	819,534
CA Immobilien Anlagen AG	2,294	62,101
CPI Europe AG(1)	996	17,788
73

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
DO & Co. AG	424	$99,860
Erste Group Bank AG	3,896	547,596
EVN AG	3,482	119,130
FACC AG	2,684	52,396
Lenzing AG(1)	2,270	60,318
Oesterreichische Post AG	2,746	98,963
OMV AG	5,666	452,631
Porr AG	2,377	102,762
Raiffeisen Bank International AG	6,638	491,227
Telekom Austria AG	2,467	29,002
UNIQA Insurance Group AG	4,528	92,540
Verbund AG	551	37,968
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,074	173,868
voestalpine AG	8,316	441,083
Wienerberger AG	3,342	76,008
		4,696,983
Belgium — 1.0%
Ackermans & van Haaren NV	2,009	638,079
Ageas SA	9,276	813,226
AGFA-Gevaert NV(1)	2,083	1,141
Anheuser-Busch InBev SA, ADR	14,626	1,156,917
Argenx SE, ADR(1)	1,739	1,794,057
Bekaert SA	3,849	174,591
bpost SA(1)	3,655	5,485
Cie d'Entreprises CFE	208	2,731
CMB Tech NV	19,550	357,242
Colruyt Group NV(2)	4,087	184,055
Deme Group NV	788	159,897
D'ieteren Group	1,374	285,078
Elia Group SA(2)	2,174	323,665
Fagron	7,955	205,561
Financiere de Tubize SA(2)	1,181	252,674
Gimv NV(2)	1,998	101,776
KBC Ancora	3,292	356,286
KBC Group NV	10,763	1,637,707
Kinepolis Group NV	2,498	135,481
Lakefront Biotherapeutics NV, ADR(1)(2)	2,478	70,623
Lotus Bakeries NV(2)	36	533,388
Melexis NV	2,006	153,871
Ontex Group NV(1)(2)	4,593	14,455
Proximus SADP	21,872	161,209
Recticel SA	2,018	30,802
Solvay SA	8,530	256,064
Syensqo SA	3,400	320,643
Tessenderlo Group SA	1,257	33,507
UCB SA	5,288	1,323,714
Umicore SA	20,248	556,504
VGP NV	1,106	102,740
		12,143,169
Canada — 12.2%
5N Plus, Inc.(1)	10,000	183,989
ACT Energy Technologies Ltd.(1)(2)	3,800	21,084
ADENTRA, Inc.(2)	3,600	92,263
74

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Advantage Energy Ltd.(1)	24,600	$197,553
Aecon Group, Inc.	10,760	337,174
AGF Management Ltd., Class B(2)	5,900	92,207
Agnico Eagle Mines Ltd.	16,221	3,291,484
Air Canada(1)	6,600	129,957
AKITA Drilling Ltd.(1)(2)	791	2,186
Alamos Gold, Inc., Class A	31,794	1,164,904
Algoma Central Corp.	500	8,478
Algoma Steel Group, Inc.(1)(2)	3,600	15,169
Algonquin Power & Utilities Corp.	28,400	160,857
Alimentation Couche-Tard, Inc.	16,100	969,636
Allied Gold Corp.(1)	6,400	150,909
AltaGas Ltd.	4,600	178,265
Altius Minerals Corp.(2)	2,500	116,184
Altus Group Ltd.(2)	800	27,124
Amerigo Resources Ltd.(2)	22,800	134,897
Andean Precious Metals Corp.(1)	4,100	20,501
ARC Resources Ltd.	32,088	771,899
Aris Mining Corp.(1)	32,800	655,787
Aritzia, Inc.(1)	5,800	552,694
Atco Ltd., Class I	10,000	536,816
Athabasca Oil Corp.(1)	83,100	637,363
AtkinsRealis Group, Inc.	12,200	739,421
Atrium Mortgage Investment Corp.(2)	2,900	23,644
ATS Corp.(1)	4,000	77,117
AutoCanada, Inc.(1)(2)	2,200	35,366
Aya Gold & Silver, Inc.(1)	11,600	323,573
B2Gold Corp.	179,843	986,188
Badger Infrastructure Solutions Ltd.	4,400	263,883
Ballard Power Systems, Inc.(1)(2)	22,800	52,972
Bank of Montreal	17,041	2,904,698
Bank of Nova Scotia	39,150	3,583,795
Barrick Mining Corp.	57,351	2,572,198
Bausch Health Cos., Inc.(1)	3,520	22,325
Baytex Energy Corp.	124,150	602,857
BCE, Inc.(2)	9,497	223,934
Birchcliff Energy Ltd.	42,127	198,484
Bird Construction, Inc.(2)	8,700	424,972
Black Diamond Group Ltd.	6,900	84,934
Bombardier, Inc., Class B(1)	1,684	364,321
Bonterra Energy Corp.(1)(2)	1,100	4,770
Brookfield Asset Management Ltd., Class A(2)	2,515	129,493
Brookfield Business Corp., Class A	600	16,421
Brookfield Corp.	14,125	581,735
Brookfield Infrastructure Corp. (Toronto), Class A(2)	1,400	53,608
Brookfield Renewable Corp.(2)	3,600	115,900
Brookfield Wealth Solutions Ltd.	1,716	70,760
BRP, Inc.	2,200	135,830
CAE, Inc.(1)	10,700	258,863
Calfrac Well Services Ltd.(1)(2)	1,600	8,116
Cameco Corp.	5,300	523,212
Canacol Energy Ltd.(1)(2)	319	2
Canada Goose Holdings, Inc.(1)(2)	5,600	46,264
75

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Canada Packers, Inc.(2)	1,360	$16,348
Canadian Imperial Bank of Commerce	29,675	3,368,213
Canadian National Railway Co.	19,332	2,413,797
Canadian Natural Resources Ltd.	94,100	4,718,070
Canadian Pacific Kansas City Ltd.	14,255	1,320,538
Canadian Tire Corp. Ltd., Class A	5,535	750,087
Canadian Utilities Ltd., A Shares	11,100	415,664
Canfor Corp.(1)	1,800	18,767
Capital Power Corp.(2)	12,700	584,899
Capstone Copper Corp.(1)	66,200	768,062
Cardinal Energy Ltd.(2)	22,100	191,189
Cargojet, Inc.(2)	637	38,846
Cascades, Inc.(2)	10,300	122,995
Cavvy Energy Ltd.(1)(2)	22,000	34,922
CCL Industries, Inc., Class B	7,155	480,115
Celestica, Inc. (Toronto)(1)	3,900	1,170,155
Cenovus Energy, Inc.	90,482	2,906,496
Centerra Gold, Inc.	37,000	847,881
CES Energy Solutions Corp.	34,800	466,277
CGI, Inc.	2,200	165,657
Chorus Aviation, Inc.	1,471	29,686
Cineplex, Inc.(1)(2)	2,300	19,815
Cogeco Communications, Inc.	2,100	90,776
Computer Modelling Group Ltd.	2,700	7,909
Constellation Software, Inc.	700	1,585,269
Defi Technologies, Inc.(1)(2)	64,500	37,696
Definity Financial Corp.	9,500	503,806
Dexterra Group, Inc.	2,500	24,748
Discovery Mining Ltd.(1)	67,900	604,557
Docebo, Inc.(1)(2)	400	10,604
Dollarama, Inc.	8,600	1,086,332
Doman Building Materials Group Ltd.(2)	5,200	40,146
Dorel Industries, Inc., Class B(1)(2)	500	574
DPM Metals, Inc.	23,900	1,081,747
DREAM Unlimited Corp., Class A	1,800	23,572
Eldorado Gold Corp.(2)	25,294	1,132,978
Element Fleet Management Corp.	12,800	243,357
Emera, Inc.	18,500	927,836
Empire Co. Ltd., Class A	9,900	341,941
Enbridge, Inc.(2)	25,700	1,302,106
Endeavour Silver Corp.(1)	23,100	247,509
Enerflex Ltd.	19,600	399,651
Energy Fuels, Inc.(1)	28,846	425,478
Energy Fuels, Inc., CDI(1)	968	14,081
Enghouse Systems Ltd.(2)	1,100	13,770
Ensign Energy Services, Inc.(1)(2)	26,600	71,013
EQB, Inc.(2)	2,000	184,076
Equinox Gold Corp. (Toronto)(2)	88,283	1,140,204
ERO Copper Corp.(1)	13,700	509,765
Evertz Technologies Ltd.	400	4,459
Exchange Income Corp.	3,200	276,443
Exco Technologies Ltd.	100	602
Extendicare, Inc.	11,400	251,533
76

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fairfax Financial Holdings Ltd.	700	$1,141,369
Fiera Capital Corp.(2)	3,000	9,870
Finning International, Inc.	13,500	885,714
Firm Capital Mortgage Investment Corp.(2)	3,000	25,239
First Majestic Silver Corp.	46,400	957,495
First Mining Gold Corp.(1)	6,000	3,810
First Quantum Minerals Ltd.(1)	56,800	1,889,303
FirstService Corp. (Toronto)(2)	800	111,329
Fortis, Inc.	5,827	322,010
Fortuna Mining Corp.(1)	37,899	457,484
Franco-Nevada Corp.	2,500	657,654
Freehold Royalties Ltd.(2)	21,100	267,946
Frontera Energy Corp.(2)	6,677	41,239
Galiano Gold, Inc.(1)	35,950	81,707
George Weston Ltd.	5,700	399,919
GFL Environmental, Inc.(2)	1,600	67,604
Gibson Energy, Inc.	14,000	315,062
Gildan Activewear, Inc.(2)	6,200	323,387
goeasy Ltd.	1,000	30,499
GoGold Resources, Inc.(1)	26,000	80,854
Great-West Lifeco, Inc.(2)	4,500	289,329
Greenfire Resources Ltd.(1)	4,000	24,676
Groupe Dynamite, Inc.	1,400	63,911
Hammond Power Solutions, Inc.	500	85,847
Headwater Exploration, Inc.	38,600	402,724
High Liner Foods, Inc.	100	1,085
Hudbay Minerals, Inc.	45,862	1,312,706
Hydro One Ltd.	15,100	581,360
iA Financial Corp., Inc.	8,500	1,212,980
IAMGOLD Corp.(1)	65,800	1,345,958
IGM Financial, Inc.(2)	3,800	236,590
Imperial Metals Corp.(1)	14,300	96,472
Imperial Oil Ltd.(2)	8,473	1,113,512
InPlay Oil Corp.	3,700	46,959
Intact Financial Corp.	13,100	2,535,688
Interfor Corp.(1)	1,700	17,454
International Petroleum Corp.(1)(2)	7,127	178,953
IsoEnergy Ltd.(1)	1,800	20,144
Ivanhoe Mines Ltd., Class A(1)(2)	16,200	141,551
Jaguar Mining, Inc.(1)(2)	7,800	43,053
K92 Mining, Inc.(1)	32,863	694,748
Keel Infrastructure Corp.(1)(2)	35,800	112,105
Kelt Exploration Ltd.(1)	30,827	235,771
Keyera Corp.(2)	19,300	837,060
Kinaxis, Inc.(1)	900	114,998
Kinross Gold Corp.	65,500	2,005,714
Knight Therapeutics, Inc.(1)	6,500	45,305
Kolibri Global Energy, Inc.(1)(2)	3,900	23,609
Labrador Iron Ore Royalty Corp.(2)	3,800	72,603
Largo, Inc.(1)(2)	600	437
Lassonde Industries, Inc., Class A	100	17,046
Laurentian Bank of Canada(2)	2,000	58,588
Leon's Furniture Ltd.	1,300	22,634
77

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Linamar Corp.	4,400	$313,472
Lithium Americas Corp.(1)(2)	15,900	49,446
Loblaw Cos. Ltd.	23,500	1,028,204
Lumine Group, Inc.(1)	300	5,329
Lundin Gold, Inc.	6,100	434,454
Lundin Mining Corp.(2)	36,400	974,641
Magna International, Inc.	27,800	1,825,318
Mainstreet Equity Corp.	100	12,208
Major Drilling Group International, Inc.(1)	7,571	92,702
Manulife Financial Corp.	40,600	1,722,193
Maple Leaf Foods, Inc.	13,310	255,070
Martinrea International, Inc.	9,000	66,561
Mattr Corp.(1)	2,800	36,163
MCAN Mortgage Corp.(2)	3,700	59,266
Medical Facilities Corp.	1,800	20,157
Meren Energy, Inc.(2)	35,900	59,058
Methanex Corp.	7,300	429,588
Metro, Inc.	9,000	571,579
Montage Gold Corp.(1)	21,400	300,475
MTY Food Group, Inc.	900	22,618
Mullen Group Ltd.(2)	16,305	304,112
National Bank of Canada	13,655	2,095,320
Neo Performance Materials, Inc.	2,500	56,604
North American Construction Group Ltd.(2)	3,700	49,629
North West Co., Inc.	6,300	220,690
Northland Power, Inc.	38,480	575,833
Nutrien Ltd.	22,900	1,727,311
Obsidian Energy Ltd.(1)(2)	13,000	149,327
OceanaGold Corp.	29,633	871,703
Onex Corp.	4,100	333,958
Open Text Corp.(2)	3,000	74,851
Orezone Gold Corp.(1)	78,500	152,361
Pan American Silver Corp.	34,862	1,810,324
Paramount Resources Ltd., A Shares	6,000	136,801
Parex Resources, Inc.	15,900	327,189
Pason Systems, Inc.	9,700	103,722
Pembina Pipeline Corp.	28,000	1,364,898
Pet Valu Holdings Ltd.(2)	2,700	36,294
PetroTal Corp.(1)(2)	134,000	50,276
Peyto Exploration & Development Corp.(2)	32,000	580,916
PHX Energy Services Corp.	8,800	81,400
Pine Cliff Energy Ltd.(2)	22,200	8,810
PMET Resources, Inc.(1)(2)	7,300	26,230
Polaris Renewable Energy, Inc.(2)	400	4,208
Power Corp. of Canada	9,605	636,475
PrairieSky Royalty Ltd.	3,800	100,460
Precision Drilling Corp.(1)	2,481	227,487
Propel Holdings, Inc.(2)	1,400	25,759
Quarterhill, Inc.(1)	400	739
Quebecor, Inc., Class B	9,200	407,510
RB Global, Inc.(2)	2,800	236,978
Real Matters, Inc.(1)(2)	8,050	26,312
Restaurant Brands International, Inc.	10,900	849,617
78

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
RFA Financial, Inc.(2)	2,200	$41,875
Richelieu Hardware Ltd.(2)	4,900	125,757
Rio2 Ltd.(1)(2)	64,300	160,524
Rockpoint Gas Storage, Inc., Class A(2)	1,000	18,587
Rogers Communications, Inc., Class B(2)	14,597	538,508
Rogers Sugar, Inc.(2)	14,900	72,890
Royal Bank of Canada	31,500	6,441,141
Russel Metals, Inc.	7,091	377,433
Saputo, Inc.(2)	14,300	419,523
Saturn Oil & Gas, Inc.(1)(2)	27,849	127,395
Savaria Corp.	3,200	64,487
Secure Waste Infrastructure Corp.	15,500	274,671
Shopify, Inc., Class A(1)	11,800	1,739,158
Silvercorp Metals, Inc.	31,600	392,848
Solaris Resources, Inc.(1)	2,000	17,331
South Bow Corp.	30,157	1,140,611
Spartan Delta Corp.(1)(2)	34,000	320,877
Sprott, Inc.	1,500	197,172
SSR Mining, Inc.	35,073	1,318,195
Stantec, Inc.	2,400	174,985
Stella-Jones, Inc.	5,500	273,780
Steppe Gold Ltd.(1)	13,800	17,724
StorageVault Canada, Inc.	6,500	20,307
Strathcona Resources Ltd.	9,471	292,272
Sun Life Financial, Inc.(2)	17,700	1,390,126
Suncor Energy, Inc.(2)	65,066	4,353,382
Superior Plus Corp.	11,300	58,785
Surge Energy, Inc.(2)	19,900	159,809
Tamarack Valley Energy Ltd.	76,700	750,425
TC Energy Corp.	17,986	1,126,177
Teck Resources Ltd., Class B	8,300	565,989
Telesat Corp.(1)	1,000	43,328
TELUS Corp.	21,836	211,278
TELUS Corp.(1)	134	1,297
Tenaz Energy Corp.(1)(2)	1,900	89,205
TFI International, Inc.	4,400	591,196
Thomson Reuters Corp.(2)	700	75,043
Tidewater Midstream & Infrastructure Ltd.(1)(2)	3,700	55,262
Timbercreek Financial Corp.(2)	5,400	22,481
TMX Group Ltd.	5,200	202,717
Topaz Energy Corp.	9,300	215,800
Torex Gold Resources, Inc.	14,038	686,226
Toromont Industries Ltd.	5,560	803,381
Toronto-Dominion Bank	53,765	6,504,403
Total Energy Services, Inc.	7,800	176,829
Tourmaline Oil Corp.	29,687	1,352,457
TransAlta Corp.(2)	11,900	143,990
Transcontinental, Inc., Class A	3,960	15,629
Trekor Metals Ltd.(1)	31,300	283,652
Trican Well Service Ltd.(2)	35,400	159,893
Triple Flag Precious Metals Corp.(2)	2,400	80,765
Trisura Group Ltd.(1)	6,473	193,963
Valeura Energy, Inc.(1)	18,300	179,045
79

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Vermilion Energy, Inc.	32,433	$415,841
VersaBank	200	3,870
Wajax Corp.	3,785	81,247
Wesdome Gold Mines Ltd.(1)	25,100	601,625
West Fraser Timber Co. Ltd.	3,072	209,329
Western Forest Products, Inc.(1)(2)	166	2,169
Westshore Terminals Investment Corp.	5,500	163,696
Wheaton Precious Metals Corp.	9,300	1,401,693
Whitecap Resources, Inc.(2)	140,653	1,822,669
Winpak Ltd.(2)	2,200	69,844
WSP Global, Inc.	1,500	203,741
		143,342,031
China — 0.0%
K Wah International Holdings Ltd.(2)	11,000	2,886
Denmark — 1.5%
AL Sydbank	3,195	337,137
ALK-Abello AS	4,229	137,027
Alm Brand AS	36,227	96,857
AP Moller - Maersk AS, A Shares	159	514,280
AP Moller - Maersk AS, B Shares	215	720,306
Bang & Olufsen AS(1)	1,614	2,686
Bavarian Nordic AS(1)	4,311	145,479
Carlsberg AS, B Shares	2,068	283,284
Chemometec AS	1,028	79,097
Coloplast AS, B Shares	949	67,443
D/S Norden AS	4,579	255,950
Danske Bank AS	20,600	1,190,775
Demant AS(1)	2,692	120,418
Dfds AS(1)	7,088	165,144
DSV AS	2,211	464,589
Genmab AS, ADR(1)	35,483	1,176,616
GN Store Nord AS(1)	14,167	212,006
H Lundbeck AS, A Shares	981	6,370
H&H International AS, B Shares(1)	331	5,287
ISS AS	3,965	177,485
Jyske Bank AS	2,576	437,866
NKT AS(1)	6,806	967,149
Novo Nordisk AS, ADR	90,099	4,084,188
Novonesis Novozymes B, B Shares	9,294	667,703
Orsted AS(1)	20,016	421,568
Pandora AS	2,919	385,183
Per Aarsleff Holding AS	2,949	320,028
Ringkjoebing Landbobank AS	1,376	383,732
Rockwool AS, B Shares	11,267	361,083
Royal Unibrew AS	1,906	126,464
Schouw & Co. AS	1,567	189,904
Solar AS, B Shares(1)	136	4,318
SP Group AS	1,249	95,646
TORM PLC, Class A	8,472	278,243
Tryg AS	5,603	133,775
Vestas Wind Systems AS	73,957	2,452,466
Zealand Pharma AS(1)	5,106	237,557
		17,705,109
80

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Finland — 1.0%
Aktia Bank OYJ	500	$7,088
Bittium OYJ	2,431	104,687
Elisa OYJ	6,075	247,800
Finnair OYJ(1)	15,841	82,380
Fortum OYJ	20,246	486,997
GRK Infra OYJ	984	24,516
Harvia OYJ	636	32,924
Hiab OYJ, B Shares	343	25,094
Huhtamaki OYJ	3,763	139,975
Kalmar OYJ, B Shares	3,121	140,396
Kemira OYJ(2)	9,988	203,691
Kesko OYJ, B Shares	21,050	548,571
Kone OYJ, B Shares	8,469	518,009
Konecranes OYJ	11,336	388,753
Lumo Kodit OYJ	4,915	46,088
Mandatum OYJ(2)	13,826	101,752
Marimekko OYJ	1,820	20,256
Metsa Board OYJ, Class B(1)(2)	16,661	66,188
Metso OYJ	24,485	505,869
Neste OYJ	27,166	1,014,709
Nokia OYJ, ADR	72,431	734,450
Nokian Renkaat OYJ(2)	23,337	445,690
Nordea Bank Abp	91,284	1,864,644
Olvi OYJ, A Shares	2,358	88,211
Oriola OYJ, B Shares	441	470
Orion OYJ, Class B	6,926	635,412
Outokumpu OYJ	47,627	311,448
Puuilo OYJ	12,731	251,974
Sampo OYJ, A Shares	24,541	276,564
Sanoma OYJ	490	5,473
Stora Enso OYJ, R Shares(2)	67,933	797,329
Tokmanni Group Corp.(2)	4,909	42,123
UPM-Kymmene OYJ	37,519	1,047,482
Valmet OYJ(2)	3,712	123,417
Wartsila OYJ Abp	22,004	710,782
YIT OYJ(1)(2)	5,343	20,735
		12,061,947
France — 7.7%
Accor SA	9,155	492,775
Aeroports de Paris SA	4,731	592,872
Air France-KLM(1)	21,477	288,103
Air Liquide SA	12,335	2,426,594
Airbus SE	9,728	2,220,168
AKWEL SADIR	46	343
Alstom SA(1)	11,323	215,117
Alten SA	5,653	503,220
Amundi SA	3,646	399,112
Antin Infrastructure Partners SA	5,079	51,608
Aperam SA	6,200	338,470
ArcelorMittal SA, NY Shares	28,518	2,127,443
Arkema SA	7,026	488,989
AXA SA	73,767	3,683,246
81

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ayvens SA	65,292	$862,749
Beneteau SACA(2)	1,248	8,442
BioMerieux	2,439	212,148
BNP Paribas SA	47,005	5,596,294
Bollore SE	53,061	236,464
Bonduelle SCA	1,527	15,531
Bouygues SA	13,405	686,824
Bureau Veritas SA	26,791	847,854
Caisse Regionale de Credit Agricole Mutuel Nord de France	1,005	35,226
Capgemini SE	2,071	257,615
Carrefour SA	101,258	1,839,753
Cie de Saint-Gobain SA	22,890	2,074,630
Cie des Alpes	3,366	78,127
Cie Generale des Etablissements Michelin SCA	57,071	2,315,825
Clariane SE(1)	13,008	60,109
Coface SA	11,861	218,137
Credit Agricole SA	46,938	1,008,767
Danone SA	8,196	611,208
Dassault Aviation SA	1,271	419,008
Dassault Systemes SE	30,065	796,245
Derichebourg SA	12,147	130,133
Edenred SE	7,033	245,326
Eiffage SA	9,833	1,241,829
Elis SA	8,051	223,800
Engie SA	42,578	1,216,283
EssilorLuxottica SA	2,257	418,849
Etablissements Maurel et Prom SA	8,764	81,451
Eurazeo SE	3,628	211,494
Euroapi SA(1)	956	1,019
Eurofins Scientific SE	5,307	446,658
Euronext NV	4,035	763,893
Eutelsat Communications SACA(1)(2)	38,573	82,280
Exosens SAS	1,330	89,746
FDJ UNITED(2)	12,577	326,108
Forvia SE(1)	13,395	142,126
Gaztransport Et Technigaz SA	4,895	1,196,123
Genfit SA(1)	1,275	20,952
Getlink SE	16,173	353,888
Hermes International SCA	705	1,289,730
ID Logistics Group SACA(1)	429	165,165
Imerys SA	6,153	177,527
Infotel SA	213	9,921
Interparfums SA	972	31,851
Ipsen SA	5,808	1,099,981
IPSOS SA	3,461	154,997
Jacquet Metals SACA	529	12,683
JCDecaux SE	12,994	355,154
Kering SA	4,526	1,333,688
Legrand SA	5,603	888,974
LISI SA	1,332	93,895
L'Oreal SA	4,939	2,199,121
Louis Hachette Group	119,370	247,874
LVMH Moet Hennessy Louis Vuitton SE	7,102	3,723,380
82

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Maisons du Monde SA(1)(2)	672	$169
Manitou BF SA	2,075	49,523
Mersen SA	5,049	222,777
Metropole Television SA(2)	3,763	52,373
Nacon SA(1)	39	3
Nanobiotix SA(1)	1,276	51,437
Nexans SA	5,702	923,609
Nexity SA(1)	8,643	66,236
North Atlantic Energies	282	28,327
Opmobility	11,428	167,226
Orange SA	139,751	2,498,680
OVH Groupe SA(1)	3,488	60,585
Pernod Ricard SA	9,790	732,100
Planisware SA	4,131	120,027
Pluxee NV	5,702	106,074
Publicis Groupe SA	3,265	383,004
Pullup Entertainment(2)	53	500
Remy Cointreau SA(2)	2,051	108,540
Renault SA	25,859	891,300
Rexel SA	8,206	342,054
Robertet SA(2)	91	85,464
Rubis SCA	8,754	341,277
Safran SA	12,031	4,702,193
Sanofi SA, ADR	64,977	2,882,380
Sartorius Stedim Biotech	472	107,377
Schneider Electric SE	11,605	3,972,164
SCOR SE	23,338	913,639
SEB SA	2,545	176,601
SES SA	68,303	388,199
SMCP SA(1)	3,936	31,156
Societe BIC SA	1,798	142,133
Societe Generale SA	39,144	3,297,341
Sodexo SA	985	66,127
Solutions 30 SE(1)	9,666	6,390
SPIE SA	5,555	280,634
STMicroelectronics NV, NY Shares	28,309	1,419,413
Technip Energies NV	7,218	252,762
Teleperformance SE	3,998	323,040
Television Francaise 1 SA	5,866	46,494
Thales SA	5,705	1,618,084
Tikehau Capital SCA	3,514	68,274
TotalEnergies SE	48,815	4,310,853
Trigano SA	1,237	222,404
Ubisoft Entertainment SA(1)(2)	8,885	52,135
Valeo SE	41,903	699,886
Vallourec SACA	29,305	637,500
Veolia Environnement SA	45,417	1,716,829
Vicat SACA	1,376	102,857
Vinci SA	28,083	3,681,913
Virbac SACA	300	112,303
Viridien(1)	621	63,696
Vivendi SE	66,524	124,425
Voltalia SA(1)(2)	2,444	19,388
83

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
X-Fab Silicon Foundries SE(1)	7,168	$50,325
		90,705,115
Germany — 7.3%
1&1 AG	1,822	49,209
7C Solarparken AG(1)	2,864	5,759
Adesso SE	275	20,361
adidas AG	17,607	3,083,817
AIXTRON SE	17,267	716,985
Allianz SE	14,775	7,705,388
Alzchem Group AG	928	177,410
Aroundtown SA	47,078	104,148
ASTA Energy Solutions AG(1)	654	46,477
Atoss Software SE	1,155	135,394
Aumovio SE(1)	5,318	226,946
Aurubis AG	1,708	350,381
BASF SE	53,069	3,258,169
Basler AG	2,393	64,471
Bayer AG	29,385	1,672,521
Bayerische Motoren Werke AG	15,545	1,115,279
BayWa AG(1)	1,242	3,775
Bechtle AG	1,103	47,620
Befesa SA	4,625	193,497
Beiersdorf AG	6,493	594,468
Bertrandt AG(1)	99	1,079
Bijou Brigitte AG	565	30,724
Bilfinger SE	3,745	363,479
Borussia Dortmund GmbH & Co. KGaA	15,181	58,376
BRANICKS Group AG(1)	312	238
Brenntag SE	7,403	538,726
CANCOM SE	2,626	66,809
Ceconomy AG(1)	14,475	68,942
Cewe Stiftung & Co. KGaA	691	84,710
Commerzbank AG(1)	40,558	1,837,952
Continental AG	13,653	1,126,144
CTS Eventim AG & Co. KGaA	4,143	280,107
Daimler Truck Holding AG	49,458	2,678,300
Delivery Hero SE(1)	6,023	255,797
Dermapharm Holding SE	1,553	70,387
Deutsche Bank AG	66,296	2,655,818
Deutsche Beteiligungs AG	902	22,180
Deutsche Boerse AG	6,521	2,179,116
Deutsche Lufthansa AG	81,144	735,147
Deutsche Pfandbriefbank AG(1)	6,123	24,072
Deutsche Post AG	46,549	3,023,563
Deutsche Rohstoff AG	938	94,137
Deutsche Telekom AG	132,119	4,341,919
Douglas AG(1)	2,847	26,283
Dr. Ing hc F Porsche AG, Preference Shares	7,053	370,135
Draegerwerk AG & Co. KGaA	78	7,544
Draegerwerk AG & Co. KGaA, Preference Shares	416	54,310
Duerr AG	6,875	147,084
E.ON SE	72,978	1,506,963
Eckert & Ziegler SE	6,515	98,141
84

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Elmos Semiconductor SE	444	$67,542
ElringKlinger AG	121	731
Evonik Industries AG	24,683	544,536
Fielmann Group AG	2,645	119,621
flatexDEGIRO SE	14,613	648,903
Formycon AG(1)	715	15,954
Fraport AG Frankfurt Airport Services Worldwide	3,668	268,896
Fresenius Medical Care AG, ADR	4,192	95,326
Fresenius SE & Co. KGaA	14,710	770,162
Friedrich Vorwerk Group SE	1,005	90,735
FUCHS SE, Preference Shares	7,196	336,191
GEA Group AG	12,736	991,402
Gerresheimer AG(1)	4,600	149,695
Grenke AG	2,136	29,069
Hannover Rueck SE	5,200	1,553,880
Heidelberg Materials AG	4,569	870,872
Heidelberger Druckmaschinen AG(1)	38,644	66,134
HelloFresh SE(1)	11,184	35,650
Henkel AG & Co. KGaA	2,484	202,987
Henkel AG & Co. KGaA, Preference Shares	3,832	337,339
Hensoldt AG	4,145	413,186
HOCHTIEF AG	490	237,442
Hornbach Holding AG & Co. KGaA	1,461	140,276
HUGO BOSS AG	6,817	305,512
Indus Holding AG	2,605	111,340
Infineon Technologies AG	27,016	1,761,094
Init Innovation in Traffic Systems SE	763	39,878
Instone Real Estate Group SE	786	6,751
IONOS Group SE(1)	5,229	213,669
IVU Traffic Technologies AG	511	15,077
Jenoptik AG	4,943	228,388
JOST Werke SE	2,764	200,524
Jungheinrich AG, Preference Shares	7,158	218,696
K&S AG	14,837	284,432
KION Group AG	7,249	371,551
Knorr-Bremse AG	6,508	795,737
Koenig & Bauer AG(1)	246	2,574
Krones AG	1,621	226,860
KSB SE & Co. KGaA, Preference Shares	15	15,178
KWS Saat SE & Co. KGaA	954	86,820
Lang & Schwarz AG	742	15,580
Lanxess AG	11,984	207,420
LEG Immobilien SE	6,201	353,041
Leifheit AG	4	60
MBB SE	184	39,652
Medios AG(1)	1,012	13,098
Mensch und Maschine Software SE	542	22,910
Mercedes-Benz Group AG	41,014	2,244,523
Merck KGaA	4,282	689,236
MLP SE	786	8,607
MTU Aero Engines AG	1,013	413,048
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,850	4,117,468
Mutares SE & Co. KGaA	3,135	92,175
85

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nagarro SE	669	$60,421
Nemetschek SE	2,527	205,574
Norma Group SE	3,378	78,375
Patrizia SE	2,402	20,909
Pfisterer Holding SE	1,083	85,863
Porsche Automobil Holding SE, Preference Shares	9,852	324,297
ProCredit Holding AG	1,811	18,371
Qiagen NV	8,655	374,675
Rational AG	506	369,126
RENK Group AG	8,329	453,682
Rheinmetall AG	760	978,446
RWE AG	33,988	2,311,765
SAF-Holland SE	9,635	247,909
Salzgitter AG	2,426	159,888
SAP SE, ADR	10,665	2,355,792
Sartorius AG, Preference Shares	814	234,680
Schaeffler AG	27,891	238,653
Schott Pharma AG & Co. KGaA	6,806	182,350
Scout24 SE	3,125	288,880
Secunet Security Networks AG	204	42,276
SGL Carbon SE(1)	13,262	63,373
Siemens AG	5,976	1,981,094
Siemens Energy AG	23,785	3,917,568
Siemens Healthineers AG	5,721	258,963
Siltronic AG(1)	1,280	117,289
Sixt SE	2,698	228,551
Sixt SE, Preference Shares	3,652	258,847
Stabilus SE	2,776	55,525
Steico SE	77	1,693
STO SE & Co. KGaA, Preference Shares	273	32,761
STRATEC SE	559	16,467
Stroeer SE & Co. KGaA	2,644	120,077
Suedzucker AG(1)	12,057	178,774
SUSS MicroTec SE	1,320	106,879
Symrise AG	7,345	784,843
TAG Immobilien AG	14,932	218,760
Talanx AG	6,795	984,312
TeamViewer SE(1)	13,702	111,552
Technotrans SE	658	21,417
thyssenkrupp AG	42,247	707,292
Tkms AG& Co. KGaA(1)	1,958	199,972
UmweltBank AG	260	1,148
Uniper SE	92	4,812
United Internet AG	8,974	283,683
Villeroy & Boch AG, Preference Shares	677	11,826
Volkswagen AG	355	32,277
Volkswagen AG, Preference Shares	2,716	243,231
Vonovia SE	19,019	423,620
Wacker Chemie AG(1)	2,535	275,854
Wacker Neuson SE	2,869	75,870
Washtec AG	827	38,432
Westwing Group SE(1)	1,125	16,367
Wuestenrot & Wuerttembergische AG	2,316	38,822
86

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Zalando SE(1)	39,583	$1,126,258
		85,377,826
Hong Kong — 1.5%
AIA Group Ltd.	176,668	1,707,956
Asia Tele-Net & Technology Corp. Ltd.	20,000	13,286
ASMPT Ltd.	7,100	148,160
AustAsia Group Ltd.(1)	2,080	462
Bank of East Asia Ltd.	116,582	274,773
BOC Hong Kong Holdings Ltd.	135,500	908,859
Budweiser Brewing Co. APAC Ltd.(2)	14,200	10,838
Cafe de Coral Holdings Ltd.	16,000	10,762
Chow Sang Sang Holdings International Ltd.	37,000	65,989
CITIC Telecom International Holdings Ltd.	25,000	7,778
CK Asset Holdings Ltd.	99,906	575,905
CK Hutchison Holdings Ltd.	93,000	830,415
CK Infrastructure Holdings Ltd.	11,500	95,580
CLP Holdings Ltd.	67,000	671,665
CMBC Capital Holdings Ltd.(1)	62,000	5,691
Cowell e Holdings, Inc.	33,000	107,183
Crystal International Group Ltd.	68,500	61,074
CTF Services Ltd.	43,000	43,818
Dah Sing Banking Group Ltd.	40,400	74,057
Dah Sing Financial Holdings Ltd.	20,800	120,420
DFI Retail Group Holdings Ltd.	35,100	130,104
Dream International Ltd.	16,000	14,175
E-Commodities Holdings Ltd.(2)	82,000	7,885
Emperor Watch & Jewellery Ltd.	300,000	11,435
Fairwood Holdings Ltd.	2,000	1,198
Far East Consortium International Ltd.(1)	16,500	1,406
First Pacific Co. Ltd.	24,000	15,227
Futu Holdings Ltd., ADR	705	86,109
Galaxy Entertainment Group Ltd.	37,000	160,831
Giordano International Ltd.	52,000	9,221
Great Eagle Holdings Ltd.	23,000	44,617
G-Resources Group Ltd.	18,000	18,374
Guotai Junan International Holdings Ltd.(2)	362,000	132,271
Hang Lung Group Ltd.	83,000	130,965
Hang Lung Properties Ltd.	148,176	131,750
Hao Tian International Construction Investment Group Ltd.(1)(2)	192,000	392
Henderson Land Development Co. Ltd.	35,000	119,525
HK Electric Investments & HK Electric Investments Ltd.	28,500	22,914
HKBN Ltd.	45,000	35,023
HKT Trust & HKT Ltd.	97,000	150,972
Hong Kong & China Gas Co. Ltd.	52,332	48,055
Hong Kong Exchanges & Clearing Ltd.	29,200	1,578,739
Hong Kong Technology Venture Co. Ltd.(1)	27,000	3,511
Hongkong & Shanghai Hotels Ltd.(1)	1,000	709
Hongkong Land Holdings Ltd.	30,100	245,134
Hutchison Telecommunications Hong Kong Holdings Ltd.	126,000	18,554
Hysan Development Co. Ltd.	78,000	158,331
IGG, Inc.	112,000	43,686
Impro Precision Industries Ltd.	71,000	77,848
Jardine Matheson Holdings Ltd.	11,900	700,597
87

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Johnson Electric Holdings Ltd.	40,500	$101,194
Karrie International Holdings Ltd.	56,000	14,028
Kerry Properties Ltd.	67,000	157,279
KLN Logistics Group Ltd.	728	514
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	866	51
Luk Fook Holdings International Ltd.	12,000	33,161
Man Yue Technology Holdings Ltd.(1)	30,000	6,351
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	11,135
MGM China Holdings Ltd.(2)	17,600	22,526
Midland Holdings Ltd.	84,000	20,564
Mobvista, Inc.(1)	43,000	59,652
Modern Dental Group Ltd.	6,000	6,332
MTR Corp. Ltd.(2)	23,000	94,723
New World Development Co. Ltd.(1)(2)	149,000	125,005
Oriental Watch Holdings	24,828	10,617
Pacific Basin Shipping Ltd.	459,000	244,077
Pacific Textiles Holdings Ltd.	12,000	1,454
PAX Global Technology Ltd.	53,000	27,541
PCCW Ltd.	81,024	55,357
Perfect Medical Health Management Ltd.	7,000	1,182
Pico Far East Holdings Ltd.	18,000	5,083
Power Assets Holdings Ltd.	59,000	452,985
Sa Sa International Holdings Ltd.	220,000	27,346
Sands China Ltd.	29,200	52,010
Shangri-La Asia Ltd.	10,000	5,150
Shenwan Hongyuan HK Ltd.(1)	85,000	9,903
Shun Tak Holdings Ltd.(1)	58,000	3,503
Singamas Container Holdings Ltd.	96,000	5,390
Sino Land Co. Ltd.	302,408	398,264
SITC International Holdings Co. Ltd.	154,000	936,488
SJM Holdings Ltd.(1)(2)	223,500	39,267
SmarTone Telecommunications Holdings Ltd.	18,500	11,361
Stella International Holdings Ltd.(2)	48,500	76,627
Sun Hung Kai & Co. Ltd.	10,000	5,254
Sun Hung Kai Properties Ltd.	73,500	1,085,605
SUNeVision Holdings Ltd.(2)	37,000	23,051
Swire Pacific Ltd., Class A	21,000	285,142
Swire Properties Ltd.	12,600	38,484
Techtronic Industries Co. Ltd.	66,000	1,135,093
Texhong International Group Ltd.(1)	4,000	3,185
Texwinca Holdings Ltd.	86,000	10,686
Time Interconnect Technology Ltd.(2)	44,000	100,324
Transport International Holdings Ltd.	6,400	7,462
TS Lines Ltd.	58,000	101,855
United Energy Group Ltd.(1)(2)	1,082,000	57,376
United Laboratories International Holdings Ltd.(2)	70,000	73,541
Value Partners Group Ltd.	10,000	2,493
Vitasoy International Holdings Ltd.(2)	44,000	36,228
VSTECS Holdings Ltd.	138,000	173,652
VTech Holdings Ltd.(2)	21,400	139,640
WH Group Ltd.	774,923	731,496
Wharf Holdings Ltd.	37,000	88,726
Wharf Real Estate Investment Co. Ltd.	137,000	538,213
88

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Wynn Macau Ltd.(2)	7,600	$5,547
Xinyi Glass Holdings Ltd.(2)	199,446	222,952
Yue Yuen Industrial Holdings Ltd.(2)	88,500	151,616
		17,867,970
Ireland — 0.3%
AIB Group PLC	89,542	1,139,323
Bank of Ireland Group PLC	36,987	816,045
FBD Holdings PLC	510	11,046
Glanbia PLC	19,245	494,704
Glenveagh Properties PLC(1)	96,626	275,100
Kerry Group PLC, A Shares	1,658	161,651
Kingspan Group PLC	2,598	308,901
Origin Enterprises PLC	8,406	45,032
Ryanair Holdings PLC	27,606	744,288
Uniphar PLC	13,044	64,313
		4,060,403
Israel — 1.4%
AFI Properties Ltd.(1)	174	10,296
Africa Israel Residences Ltd.	154	12,074
Airport City Ltd.(1)	3,476	62,653
Alony Hetz Properties & Investments Ltd.	6,326	67,427
Alpha Tau Medical Ltd.(1)	1,919	27,077
Altshuler Shaham Finance Ltd.	7,910	17,852
Amot Investments Ltd.	8,168	53,360
Analyst IMS Investment Management Services Ltd.	624	28,531
Argo Properties NV(1)	2,130	93,391
Ashdod Refinery Ltd.(1)	916	37,322
Ashtrom Group Ltd.	1,289	24,180
Ayalon Holdings Ltd.	1,911	109,601
Azrieli Group Ltd.	849	112,428
Bank Hapoalim BM	60,384	1,559,133
Bank Leumi Le-Israel BM	47,157	1,202,231
Bezeq The Israeli Telecommunication Corp. Ltd.	186,637	491,395
Big Shopping Centers Ltd.	965	218,782
Blue Square Real Estate Ltd.	456	45,766
Camtek Ltd.(1)	402	54,141
Carasso Motors Ltd.	1,555	13,761
Carasso Real Estate Ltd.(1)	3,972	40,084
Cellcom Israel Ltd.	11,588	137,171
Cellebrite DI Ltd.(1)	1,339	16,068
Ceragon Networks Ltd.(1)	7,875	16,301
Check Point Software Technologies Ltd.(1)	666	92,514
Clal Insurance Enterprises Holdings Ltd.	6,503	574,211
Compugen Ltd.(1)	17,273	44,219
Danel Adir Yeoshua Ltd.	446	63,246
Delek Automotive Systems Ltd.(1)	1,513	9,871
Delek Group Ltd.	4,620	130,640
Delek Yizum Nechasim Ltd.(1)	462	9,889
Delta Galil Ltd.	312	18,930
Delta Israel Brands Ltd.	659	24,844
Direct Finance of Direct Group 2006 Ltd.	93	20,500
Duniec Brothers Ltd.(1)	223	17,430
El Al Israel Airlines Ltd.	31,785	181,184
89

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Elbit Systems Ltd.	636	$447,437
Electra Consumer Products 1970 Ltd.	158	3,481
Electra Ltd.	3,226	127,000
Enlight Renewable Energy Ltd.(1)	6,119	477,993
Equital Ltd.(1)	1,001	36,098
Etoro Group Ltd., Class A(1)	2,170	69,397
Fattal Holdings 1998 Ltd.(1)	440	104,818
FIBI Holdings Ltd.	1,867	194,294
First International Bank Of Israel Ltd.	2,840	223,279
FMS Enterprises Migun Ltd.	310	15,972
Formula Systems 1985 Ltd.	212	27,154
Fox Wizel Ltd.	605	66,313
G City Ltd.	10,250	38,705
Gav-Yam Lands Corp. Ltd.	433	5,449
Global-e Online Ltd.(1)	527	19,683
Hagag Group Real Estate Development	4,913	34,103
Harel Insurance Investments & Financial Services Ltd.	7,687	497,254
Hilan Ltd.	534	43,237
IBI Investment House Ltd.	358	50,428
ICL Group Ltd.	16,500	94,136
IDI Insurance Co. Ltd.	1,117	98,078
IES Holdings Ltd.(1)	246	57,151
Inmode Ltd.(1)	2,552	38,178
Inrom Construction Industries Ltd.	7,853	66,708
Isracard Ltd.(1)	15,938	60,266
Israel Canada TR Ltd.	22,493	107,909
Israel Corp. Ltd.	3,900	109,756
Israel Discount Bank Ltd., A Shares	60,526	691,731
Israel Shipyards Industries Ltd.	414	13,661
Isras Holdings Ltd.	133	16,894
Isras Investment Co. Ltd.	115	31,276
Isrotel Ltd.(1)	785	35,006
Ituran Location & Control Ltd.	1,780	90,709
Kamada Ltd.	160	1,307
Kornit Digital Ltd.(1)	4,647	78,255
Kvutzat Acro Ltd.(1)	1,226	16,332
Lahav L.R. Real Estate Ltd.	8,187	31,027
Land Development Nimrodi Group Ltd.	808	10,811
M Yochananof & Sons Ltd.	679	77,604
Malam-Team Holding Ltd.(1)	281	15,468
Matrix IT Ltd.	3,062	112,821
Max Stock Ltd.	9,821	124,446
Mediterranean Towers Ltd.	327	1,485
Mega Or Holdings Ltd.	693	104,214
Meitav Investment House Ltd.	2,266	90,233
Melisron Ltd.	1,243	169,694
Menora Mivtachim Holdings Ltd.	1,319	227,598
Migdal Insurance & Financial Holdings Ltd.(1)	45,354	306,556
Mivne Real Estate KD Ltd.	41,876	180,334
Mivtach Shamir Holdings Ltd.	231	29,970
Mizrahi Tefahot Bank Ltd.	4,722	366,154
Neto Malinda Trading Ltd.	370	14,418
Next Vision Stabilized Systems Ltd.	777	54,384
90

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nexxen International Ltd.(1)	4,694	$45,767
Nice Ltd., ADR(1)	1,316	143,681
Nova Ltd.(1)	378	132,766
Novolog Ltd.	5,599	1,448
Oddity Tech Ltd., Class A(1)	1,172	16,877
OG Rimon Consulting Ltd.(1)	902	35,474
Oil Refineries Ltd.	263,236	186,391
One Software Technologies Ltd.	3,007	69,370
OPC Energy Ltd.(1)	2,351	78,344
Orion Retail Properties Ltd.(1)	691	390
Partner Communications Co. Ltd.	15,524	191,664
Paz Retail & Energy Ltd.	771	224,190
Perion Network Ltd.(1)	533	5,192
Phoenix Financial Ltd.	11,905	746,906
Radware Ltd.(1)	708	20,447
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	749	87,867
Retailors Ltd.(1)	194	1,223
Scope Metals Group Ltd.	490	48,152
Shapir Engineering & Industry Ltd.	9,248	131,406
Shikun & Binui Ltd.(1)	6,057	36,081
Shikun & Binui Soltec Renewable Energy(1)	19,153	26,918
Shufersal Ltd.	15,226	192,058
Silicom Ltd.(1)	572	24,625
SofWave Medical Ltd.(1)	2,617	33,202
Strauss Group Ltd.	2,852	107,283
Summit Real Estate Holdings Ltd.	2,634	42,599
Tamar Petroleum Ltd.	2,297	21,506
Tel Aviv Stock Exchange Ltd.	6,258	266,277
Telsys Ltd.	360	42,634
Tera Light Ltd.(1)	69	380
Teva Pharmaceutical Industries Ltd., ADR(1)	29,033	1,046,640
Tower Semiconductor Ltd.(1)	1,869	384,590
Wesure Global Tech Ltd.	3,076	14,108
Wix.com Ltd.(1)	439	38,742
YD More Investments Ltd.	3,686	50,599
ZIM Integrated Shipping Services Ltd.	9,515	260,711
		16,401,676
Italy — 2.9%
A2A SpA	166,381	452,238
ACEA SpA	6,844	166,557
Amplifon SpA	1,006	14,142
Arnoldo Mondadori Editore SpA	21,894	53,388
Avio SpA(2)	2,460	84,097
Azimut Holding SpA	13,405	602,744
Banca Generali SpA	6,023	461,905
Banca IFIS SpA(2)	4,602	79,733
Banca Mediolanum SpA	20,909	583,847
Banca Monte dei Paschi di Siena SpA	77,697	1,044,081
Banco BPM SpA	76,985	1,437,175
Banco di Desio e della Brianza SpA	6,090	123,680
BFF Bank SpA(1)(2)	11,658	42,556
BPER Banca SpA	104,671	1,732,307
Brembo NV	15,053	177,069
91

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Brunello Cucinelli SpA(2)	1,093	$111,470
Buzzi SpA	1,417	67,497
Carel Industries SpA	3,359	104,747
Cementir Holding NV(2)	2,006	33,686
CIR SpA-Compagnie Industriali(1)	55,297	48,369
Credito Emiliano SpA	7,088	167,002
d'Amico International Shipping SA	13,292	113,636
Danieli & C Officine Meccaniche SpA(2)	1,352	104,508
Danieli & C Officine Meccaniche SpA, Preference Shares	4,813	251,221
Davide Campari-Milano NV(2)	5,755	38,847
De' Longhi SpA	2,617	128,685
El.En. SpA	1,494	26,790
Enav SpA	21,903	127,332
Enel SpA	245,245	2,681,843
Eni SpA, ADR	50,214	2,751,727
ERG SpA(2)	6,232	160,999
Esprinet SpA(2)	5,004	40,613
Ferrari NV	1,072	453,854
Ferretti SpA(2)	16,229	58,695
Fiera Milano SpA	2,481	22,881
Fila SpA	4,458	53,629
Fincantieri SpA(1)(2)	12,003	174,186
Fine Foods & Pharmaceuticals NTM	1,488	15,285
FinecoBank Banca Fineco SpA	55,443	1,526,242
Generalfinance SpA	327	8,015
Generali(2)	12,333	638,008
Hera SpA	94,255	417,001
Infrastrutture Wireless Italiane SpA	943	6,767
Intercos SpA(2)	3,851	62,737
Intesa Sanpaolo SpA	405,837	3,197,260
Iren SpA	45,547	130,521
Italgas SpA	59,485	606,794
Iveco Group NV	12,972	210,048
Leonardo SpA	10,882	653,767
Maire SpA	18,684	271,046
Mediobanca Banca di Credito Finanziario SpA	8,044	261,911
Moncler SpA	9,617	525,106
NewPrinces SpA(1)(2)	1,192	21,947
Nexi SpA	43,344	221,609
Next Geosolutions Europe SpA	750	13,716
Orsero SpA	1,068	21,219
OVS SpA	21,508	148,858
Pharmanutra SpA	280	26,689
Piaggio & C SpA(2)	5,336	12,424
Poste Italiane SpA	25,611	826,258
Prysmian SpA	9,274	1,296,289
RAI Way SpA	28,384	149,976
Recordati Industria Chimica e Farmaceutica SpA	2,805	171,166
Safilo Group SpA(1)	32,002	67,364
Saipem SpA	175,100	931,520
Salvatore Ferragamo SpA(1)	7,967	88,461
Sanlorenzo SpA(2)	4,124	181,741
Sesa SpA	983	108,679
92

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Snam SpA	129,026	$868,326
Sogefi SpA(1)	5,517	13,178
Stellantis NV(1)(2)	20,661	114,183
Tamburi Investment Partners SpA(2)	2,033	23,200
Technogym SpA	14,344	220,554
Technoprobe SpA(1)	1,667	52,272
Telecom Italia SpA(1)	47,324	430,461
Tenaris SA, ADR	4,163	232,587
Terna - Rete Elettrica Nazionale	88,717	1,003,326
Tesmec SpA(1)	158,738	73,517
TREVI - Finanziaria Industriale SpA(1)(2)	7,379	39,592
TXT e-solutions SpA	471	28,699
UniCredit SpA	27,673	2,700,886
Unipol Assicurazioni SpA	10,192	334,044
Webuild SpA(2)	33,093	85,417
Wiit SpA(2)	882	29,680
		33,846,082
Japan — 22.0%
77 Bank Ltd.	21,700	539,558
A&D HOLON Holdings Co. Ltd.	3,400	61,351
ABC-Mart, Inc.(2)	3,200	54,456
Acom Co. Ltd.	27,800	84,478
ADEKA Corp.	4,500	130,525
Ad-sol Nissin Corp.	1,800	16,096
Adtec Plasma Technology Co. Ltd.(2)	1,200	31,645
Advantest Corp.	17,600	3,683,457
Aeon Co. Ltd.(2)	81,330	690,825
Aeon Fantasy Co. Ltd.(2)	900	16,015
AEON Financial Service Co. Ltd.(2)	23,600	246,571
AGC, Inc.	15,600	557,220
Aichi Electric Co. Ltd.	200	11,185
Aichi Financial Group, Inc.	19,630	241,617
Aichi Steel Corp.	3,600	73,375
Aida Engineering Ltd.	2,900	21,350
AIMECHATEC Ltd.(2)	2,400	93,805
Ain Holdings, Inc.	1,000	38,460
Air Water, Inc.	22,200	363,797
Airman Corp.	3,800	62,158
Airport Facilities Co. Ltd.	2,800	16,931
Aisan Industry Co. Ltd.	2,700	40,084
Aisin Corp.	33,900	475,451
Ajinomoto Co., Inc.	24,500	823,645
Akatsuki, Inc.	100	2,472
Akita Bank Ltd.	2,200	122,941
Alconix Corp.	5,000	105,486
Alfresa Holdings Corp.	18,700	270,773
Allied Telesis Holdings KK	10,600	17,490
Alpen Co. Ltd.(2)	400	5,976
Alps Alpine Co. Ltd.	22,400	314,453
ALSOK Co. Ltd.	30,300	230,596
Altech Corp.	900	5,004
Amada Co. Ltd.	22,800	366,509
Amano Corp.	3,100	76,803
93

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Amvis Holdings, Inc.	5,400	$14,051
ANA Holdings, Inc.	12,700	241,025
And ST HD Co. Ltd.	3,800	80,343
Anest Iwata Corp.	1,900	23,579
Anycolor, Inc.	1,600	30,393
AOKI Holdings, Inc.	2,600	28,802
Aoyama Trading Co. Ltd.	15,400	74,441
Aozora Bank Ltd.	9,600	204,221
Appier Group, Inc.(2)	1,900	17,047
Arata Corp.	2,200	37,505
ARCHION Corp.(1)	18,400	31,751
ARCLANDS Corp.(2)	7,722	89,541
Arcs Co. Ltd.(2)	5,100	119,481
ARE Holdings, Inc.	10,900	268,067
Argo Graphics, Inc.	4,900	41,039
Arisawa Manufacturing Co. Ltd.	4,800	81,341
Artience Co. Ltd.	3,700	118,926
As One Corp.	1,900	30,034
Asahi Co. Ltd.	300	2,489
Asahi Group Holdings Ltd.	4,800	50,313
Asahi Intecc Co. Ltd.	9,400	221,829
Asahi Kasei Corp.	78,600	804,543
Asahi Kogyosha Co. Ltd.	1,900	46,562
Asahi Yukizai Corp.(2)	1,200	44,462
Asanuma Corp.	7,800	44,333
Asia Pile Holdings Corp.(2)	4,900	47,670
Asics Corp.	28,400	796,419
ASKA Pharmaceutical Holdings Co. Ltd.	3,300	43,647
Astellas Pharma, Inc.	111,800	1,657,569
Astena Holdings Co. Ltd.	1,500	5,152
Aucnet, Inc.	4,000	36,056
Autobacs Seven Co. Ltd.	5,600	55,367
Avant Group Corp.	3,500	26,218
Awa Bank Ltd.	3,400	212,087
Axial Retailing, Inc.	8,300	66,838
Azbil Corp.(2)	11,400	108,615
Bandai Namco Holdings, Inc.	26,900	963,464
Bando Chemical Industries Ltd.	3,900	60,825
Bank of Iwate Ltd.	7,700	124,572
Bank of Nagoya Ltd.	3,400	153,835
Bank of Saga Ltd.	1,600	65,578
Bank of the Ryukyus Ltd.	4,800	97,293
Base Co. Ltd.	300	6,423
BayCurrent, Inc.(2)	7,200	369,477
Belc Co. Ltd.	800	34,200
Belluna Co. Ltd.	6,900	46,834
Bic Camera, Inc.(2)	12,200	135,925
BIPROGY, Inc.	3,300	98,375
Blue Zones Holdings Co. Ltd.	13,100	151,273
BML, Inc.	2,500	57,389
Bookoff Group Holdings Ltd.	2,200	42,643
Bourbon Corp.	500	9,682
Bridgestone Corp.	60,500	1,562,960
94

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
BRONCO BILLY Co. Ltd.	1,600	$28,936
Brother Industries Ltd.	23,700	724,819
Buffalo, Inc.(2)	1,400	27,573
Business Engineering Corp.	2,800	25,623
C Uyemura & Co. Ltd.	700	87,112
Calbee, Inc.	4,900	94,984
Canon Marketing Japan, Inc.	8,000	186,782
Canon, Inc.(2)	14,900	434,598
Capcom Co. Ltd.	3,600	95,969
Carlit Co. Ltd.(2)	3,100	40,918
Cawachi Ltd.	1,400	32,608
CCI Group, Inc.	20,000	161,253
Celsys, Inc.	900	10,983
Central Automotive Products Ltd.	3,800	52,294
Central Glass Co. Ltd.	3,300	93,960
Central Japan Railway Co.	35,900	889,964
Ceres, Inc.	1,600	22,088
Charm Care Corp. KK	2,500	21,930
Chiba Bank Ltd.	29,000	508,884
Chiba Kogyo Bank Ltd.	3,100	51,013
Chino Corp.	1,700	17,903
Chiyoda Corp.(1)(2)	18,700	83,380
Chori Co. Ltd.	1,800	48,019
Chubu Electric Power Co., Inc.	32,700	586,825
Chubu Shiryo Co. Ltd.	2,600	32,723
Chubu Steel Plate Co. Ltd.(2)	1,400	18,769
Chudenko Corp.	2,000	63,109
Chugai Pharmaceutical Co. Ltd.	12,300	532,401
Chugai Ro Co. Ltd.	700	17,635
Chugin Financial Group, Inc.	14,000	311,486
Chugoku Electric Power Co., Inc.(2)	25,300	159,441
Chuo Spring Co. Ltd.(2)	1,000	23,173
Citizen Watch Co. Ltd.	20,600	362,250
CMK Corp.	8,800	41,630
Coca-Cola Bottlers Japan Holdings, Inc.	23,900	587,869
Colowide Co. Ltd.(2)	1,200	16,110
Computer Engineering & Consulting Ltd.	3,900	62,600
Comture Corp.	1,600	13,680
Cosmo Energy Holdings Co. Ltd.	11,300	301,631
Cosmos Pharmaceutical Corp.	3,800	154,882
Cover Corp.(1)(2)	1,100	11,542
Create Restaurants Holdings, Inc.(2)	14,700	69,243
Create SD Holdings Co. Ltd.	3,600	76,484
Credit Saison Co. Ltd.	12,000	349,618
Creek & River Co. Ltd.	500	4,831
Cresco Ltd.	1,700	21,859
CTI Engineering Co. Ltd.	1,600	32,297
Curves Holdings Co. Ltd.	7,700	45,666
CyberAgent, Inc.	37,700	319,615
Cybozu, Inc.(2)	700	14,284
Dai Nippon Printing Co. Ltd.	21,300	411,686
Daicel Corp.	23,700	219,457
Dai-Dan Co. Ltd.	10,100	172,970
95

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Daido Metal Co. Ltd.	6,800	$51,806
Daido Steel Co. Ltd.	16,400	233,244
Daiei Kankyo Co. Ltd.	1,500	36,422
Daifuku Co. Ltd.(2)	9,900	356,915
Daihatsu Infinearth Mfg Co. Ltd.	2,700	52,420
Daiichi Jitsugyo Co. Ltd.	1,500	35,731
Daiichi Kensetsu Corp.	900	18,811
Daiichi Life Group, Inc.	186,100	2,128,486
Daiichi Sankyo Co. Ltd.	17,400	311,605
Daiichikosho Co. Ltd.	10,700	127,208
Daiki Aluminium Industry Co. Ltd.	2,700	32,055
Daikin Industries Ltd.	11,200	1,442,573
Daikoku Denki Co. Ltd.	600	9,644
Daikokutenbussan Co. Ltd.(2)	600	17,412
Daikyonishikawa Corp.	8,000	57,059
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,800	41,540
Daio Paper Corp.	14,000	86,159
Daiseki Co. Ltd.	3,860	91,554
Daishi Hokuetsu Financial Group, Inc.	20,000	324,440
Daishinku Corp.(2)	1,400	6,877
Daisue Construction Co. Ltd.	1,200	27,411
Daito Pharmaceutical Co. Ltd.	2,740	22,839
Daito Trust Construction Co. Ltd.	8,000	166,804
Daitron Co. Ltd.	2,700	67,920
Daiwa House Industry Co. Ltd.	10,000	291,886
Daiwa Securities Group, Inc.	57,300	657,966
Daiwabo Holdings Co. Ltd.	3,500	83,101
DCM Holdings Co. Ltd.(2)	8,900	88,684
DeNA Co. Ltd.(2)	9,500	152,783
Denka Co. Ltd.(2)	10,400	217,436
Denso Corp.	35,600	427,379
Dentsu Group, Inc.	11,300	261,593
Dentsu Soken, Inc.	1,200	21,415
Denyo Co. Ltd.	1,200	31,164
Dexerials Corp.	17,400	331,783
DIC Corp.	8,400	263,711
Digital Arts, Inc.	300	8,614
Dip Corp.(2)	3,400	39,203
Disco Corp.	1,400	502,591
DKS Co. Ltd.	900	76,582
DMG Mori Co. Ltd.	9,600	178,468
Doshisha Co. Ltd.	3,800	72,028
Doutor Nichires Holdings Co. Ltd.	2,600	55,357
DTS Corp.	7,500	53,830
DyDo Group Holdings, Inc.(2)	2,600	49,635
Eagle Industry Co. Ltd.(2)	2,400	45,857
East Japan Railway Co.	45,500	1,014,850
Ebara Corp.(2)	16,200	468,998
EDION Corp.	11,300	180,295
Ehime Bank Ltd.	4,000	78,408
Eisai Co. Ltd.	1,400	41,608
Eizo Corp.	1,200	23,627
Elecom Co. Ltd.	4,300	54,198
96

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Electric Power Development Co. Ltd.	14,300	$365,744
Endo Lighting Corp.	1,200	19,269
ENEOS Holdings, Inc.	194,100	1,618,393
eRex Co. Ltd.	7,300	39,687
ESPEC Corp.	2,100	52,256
Eternal Hospitality Group Co. Ltd.(2)	1,800	16,263
Exedy Corp.(2)	3,200	123,934
EXEO Group, Inc.	20,600	339,755
FANUC Corp.	12,200	457,147
Fast Retailing Co. Ltd.	3,300	1,488,953
FCC Co. Ltd.	6,000	156,331
Feed One Co. Ltd.	3,200	28,698
FFRI Security, Inc.	400	14,046
FIDEA Holdings Co. Ltd.	1,400	25,145
Financial Partners Group Co. Ltd.(2)	3,600	38,847
Fintech Global, Inc.	21,100	21,854
First Bank of Toyama Ltd.(2)	6,900	146,194
Fixstars Corp.(2)	800	11,435
Food & Life Cos. Ltd.	21,000	772,668
Foster Electric Co. Ltd.(2)	1,700	32,272
FP Corp.	3,800	66,751
France Bed Holdings Co. Ltd.	1,800	14,837
Fuji Co. Ltd.(2)	3,600	46,319
Fuji Electric Co. Ltd.	10,000	859,091
Fuji Kyuko Co. Ltd.(2)	3,200	55,800
Fuji Media Holdings, Inc.	2,500	65,648
Fuji Oil Co. Ltd.	6,200	179,299
Fuji Pharma Co. Ltd.	1,900	21,297
Fuji Seal International, Inc.	2,500	51,945
Fujibo Holdings, Inc.	4,300	92,198
Fujicco Co. Ltd.	200	2,042
FUJIFILM Holdings Corp.	25,900	546,384
Fujikura Composites, Inc.	2,300	39,157
Fujikura Kasei Co. Ltd.	3,300	19,860
Fujikura Ltd.	28,800	981,949
Fujimi, Inc.	5,100	112,499
Fujita Kanko, Inc.(2)	3,900	73,897
Fujitsu Ltd.	34,500	828,222
Fujiya Co. Ltd.	300	4,730
FuKoKu Co. Ltd.	1,800	23,138
Fukuda Corp.	1,400	42,196
Fukuda Denshi Co. Ltd.	1,900	145,103
Fukui Bank Ltd.	3,100	135,142
Fukui Computer Holdings, Inc.	500	9,741
Fukuoka Financial Group, Inc.	12,600	618,700
Fukuyama Transporting Co. Ltd.	2,100	82,688
FULLCAST Holdings Co. Ltd.	700	8,264
Funai Soken Holdings, Inc.	6,700	49,831
Furukawa Co. Ltd.	1,900	52,701
Furukawa Electric Co. Ltd.	44,000	1,092,943
Furuno Electric Co. Ltd.(2)	2,100	99,109
Furuya Metal Co. Ltd.(2)	2,500	141,082
Furyu Corp.	3,000	26,825
97

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Fuso Chemical Co. Ltd.	7,200	$133,876
Futaba Industrial Co. Ltd.	7,000	49,162
Future Corp.	2,200	33,721
Future Innovation Group, Inc.(2)	4,600	34,738
Fuyo General Lease Co. Ltd.	7,300	201,760
G-7 Holdings, Inc.	2,300	20,823
GA Technologies Co. Ltd.	1,800	17,967
Gakken Holdings Co. Ltd.	1,500	9,783
Genki Global Dining Concepts Corp.(2)	1,200	26,852
Genky DrugStores Co. Ltd.(2)	1,300	29,760
Geo Holdings Corp.	3,600	54,887
Gift Holdings, Inc.	2,000	30,289
Giken Ltd.	2,000	24,097
GLOBERIDE, Inc.	1,700	26,515
Glory Ltd.	5,500	166,567
GLtechno Holdings, Inc.	1,500	48,851
GMO Financial Holdings, Inc.(2)	4,500	34,263
GMO internet group, Inc.	2,400	62,965
GMO Payment Gateway, Inc.	3,000	177,324
Godo Steel Ltd.(2)	700	13,339
Goldcrest Co. Ltd.(2)	500	10,374
grems, Inc.	1,100	17,103
GSI Creos Corp.	1,300	22,099
G-Tekt Corp.	4,300	62,725
Gunma Bank Ltd.	29,000	513,265
Gunze Ltd.	2,700	70,295
H.U. Group Holdings, Inc.	4,800	108,661
H2O Retailing Corp.	11,900	226,561
Hachijuni Nagano Bank Ltd.	25,400	429,628
Hakuhodo DY Holdings, Inc.	30,000	256,459
Hakuto Co. Ltd.	1,700	56,256
Halows Co. Ltd.	600	15,463
Hamakyorex Co. Ltd.	8,500	98,679
Hankyu Hanshin Holdings, Inc.	3,500	102,892
Hanwa Co. Ltd.	20,800	243,184
Happinet Corp.	4,100	97,800
Haseko Corp.	5,200	94,220
Hazama Ando Corp.	12,800	153,566
Heiwa Corp.	8,000	110,958
Heiwado Co. Ltd.	2,000	33,360
Hibiya Engineering Ltd.	3,200	58,880
Hiday Hidaka Corp.(2)	1,000	18,745
Hikari Tsushin, Inc.	200	50,591
HI-LEX Corp.(2)	1,200	20,108
Hioki EE Corp.	1,300	88,095
Hirata Corp.	4,700	104,375
Hirogin Holdings, Inc.	22,800	341,816
Hirose Electric Co. Ltd.	2,900	468,022
HIS Co. Ltd.	3,300	24,238
Hisaka Works Ltd.	1,600	18,163
Hitachi Construction Machinery Co. Ltd.	7,600	271,260
Hitachi Ltd.	96,300	3,269,264
Hochiki Corp.	4,500	54,481
98

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Hodogaya Chemical Co. Ltd.	1,500	$20,454
Hokkaido Electric Power Co., Inc.(2)	16,600	114,414
Hokkaido Gas Co. Ltd.	8,000	42,599
Hokko Chemical Industry Co. Ltd.	2,000	25,225
Hokuetsu Corp.	8,900	51,439
Hokuhoku Financial Group, Inc.	9,700	506,197
Hokuriku Electric Power Co.	14,300	90,952
Hokuto Corp.	3,900	53,143
Honda Motor Co. Ltd., ADR	59,498	1,901,556
H-One Co. Ltd.	2,300	21,618
Hoosiers Holdings Co. Ltd.	4,400	36,781
Horiba Ltd.	3,100	451,607
Hoshizaki Corp.	600	21,359
Hosiden Corp.	5,300	89,615
House Foods Group, Inc.	4,100	102,636
Hoya Corp.	4,484	686,617
HS Holdings Co. Ltd.	3,300	23,462
Hulic Co. Ltd.	42,600	475,204
Hyakugo Bank Ltd.	20,000	305,079
Hyakujushi Bank Ltd.	10,700	208,676
Ibiden Co. Ltd.	6,200	783,090
Ichiken Co. Ltd.	1,900	41,259
Ichinen Holdings Co. Ltd.	900	15,390
Ichiyoshi Securities Co. Ltd.	3,600	39,061
Icom, Inc.	200	4,630
Idec Corp.	1,900	44,311
Idemitsu Kosan Co. Ltd.	34,500	305,519
IDOM, Inc.	4,700	36,731
IHI Corp.	45,800	765,225
Iida Group Holdings Co. Ltd.	7,400	109,923
Iino Kaiun Kaisha Ltd.(2)	11,600	128,415
IMV Corp.	1,000	13,049
Inaba Denki Sangyo Co. Ltd.	11,700	225,190
Inabata & Co. Ltd.	4,700	130,120
INFRONEER Holdings, Inc.	22,584	402,259
Innotech Corp.	1,800	38,688
Inpex Corp.	57,000	1,408,559
Insource Co. Ltd.	1,600	7,491
Intage Holdings, Inc.(2)	200	2,695
Integral Corp.	1,800	33,263
Internet Initiative Japan, Inc.	14,800	313,690
Inui Global Logistics Co. Ltd.(2)	1,900	25,764
IPS, Inc.	800	21,053
IR Japan Holdings Ltd.	100	469
Iriso Electronics Co. Ltd.	2,100	37,191
Iseki & Co. Ltd.	1,800	20,845
Isetan Mitsukoshi Holdings Ltd.	27,300	598,580
Ishihara Sangyo Kaisha Ltd.	3,700	73,618
Istyle, Inc.(2)	6,100	20,591
Isuzu Motors Ltd.(2)	38,000	539,649
Itfor, Inc.	2,200	23,128
Ito En Ltd.	4,500	85,333
Ito En Ltd., Preference Shares	1,900	21,217
99

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
ITOCHU Corp.	62,200	$820,387
Itochu Enex Co. Ltd.	3,700	52,392
Itoki Corp.	5,700	94,871
IwaiCosmo Holdings, Inc.	2,700	79,362
Iyogin Holdings, Inc.	17,300	432,687
Izumi Co. Ltd.(2)	15,400	99,318
J Front Retailing Co. Ltd.(2)	43,700	805,959
J Trust Co. Ltd.	14,800	64,843
JAC Recruitment Co. Ltd.	3,900	24,574
Jaccs Co. Ltd.(2)	2,500	59,781
JAFCO Group Co. Ltd.(2)	3,600	52,611
Japan Airlines Co. Ltd.	6,500	122,163
Japan Airport Terminal Co. Ltd.	6,800	251,010
Japan Aviation Electronics Industry Ltd.	4,000	61,895
Japan Business Systems, Inc.(2)	2,300	23,825
Japan Electronic Materials Corp.	1,800	71,963
Japan Elevator Service Holdings Co. Ltd.	3,600	35,117
Japan Exchange Group, Inc.	57,100	797,903
Japan Investment Adviser Co. Ltd.(2)	2,300	30,593
Japan Lifeline Co. Ltd.	7,100	70,878
Japan Material Co. Ltd.	6,100	81,129
Japan Petroleum Exploration Co. Ltd.	18,500	221,458
Japan Post Bank Co. Ltd.	52,400	1,109,768
Japan Post Holdings Co. Ltd.	54,400	841,832
Japan Post Insurance Co. Ltd.	29,100	307,017
Japan Pulp & Paper Co. Ltd.	13,100	98,729
Japan Transcity Corp.	1,700	15,243
Japan Wool Textile Co. Ltd.	3,400	41,951
JBCC Holdings, Inc.	2,100	23,515
JCU Corp.(2)	2,300	77,652
JDC Corp.	200	689
Jeol Ltd.	5,800	255,176
JFE Holdings, Inc.	45,200	521,134
JGC Holdings Corp.	12,900	189,224
JINS Holdings, Inc.(2)	1,500	56,184
JM Holdings Co. Ltd.	3,500	31,878
J-Oil Mills, Inc.	1,500	21,778
Joshin Corp.	4,200	118,936
Joyful Honda Co. Ltd.	5,600	78,308
JP-Holdings, Inc.	5,600	23,531
JSP Corp.	2,600	51,115
JTEKT Corp.	25,800	344,899
Juki Corp.	4,900	21,970
Juroku Financial Group, Inc.	16,800	275,937
Justsystems Corp.	600	16,052
JVCKenwood Corp.(2)	20,600	132,683
JX Advanced Metals Corp.	26,510	618,227
Kaga Electronics Co. Ltd.	4,800	151,612
Kajima Corp.(2)	4,200	126,614
Kamei Corp.	3,600	104,530
Kanaden Corp.	2,400	38,736
Kanadevia Corp.	23,400	172,796
Kanamoto Co. Ltd.	4,600	158,731
100

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kandenko Co. Ltd.	6,300	$215,459
Kaneka Corp.	2,500	97,290
Kanematsu Corp.	20,100	282,714
Kanro, Inc.(2)	1,600	10,866
Kansai Electric Power Co., Inc.	29,800	522,743
Kansai Paint Co. Ltd.(2)	9,000	162,010
Kanto Denka Kogyo Co. Ltd.	4,700	66,973
Kao Corp.	17,800	405,258
Kato Sangyo Co. Ltd.	2,200	91,907
Kawada Technologies, Inc.	3,600	31,120
Kawasaki Heavy Industries Ltd.	48,000	764,430
Kawasaki Kisen Kaisha Ltd.(2)	13,400	278,797
KDDI Corp.	111,400	2,057,868
KeePer Technical Laboratory Co. Ltd.	300	6,318
Keihan Holdings Co. Ltd.	11,300	226,221
Keihanshin Building Co. Ltd.(2)	3,800	26,656
Keikyu Corp.(2)	26,700	261,971
Keio Corp.	44,600	218,351
Keisei Electric Railway Co. Ltd.	20,100	171,487
KEIWA, Inc.(2)	400	2,966
Keiyo Bank Ltd.	10,000	177,172
Key Coffee, Inc.	1,900	24,231
Keyence Corp.	1,600	833,674
KH Neochem Co. Ltd.	4,200	90,863
Kikkoman Corp.(2)	28,200	323,328
Kimura Kohki Co. Ltd.	100	8,082
Kinden Corp.	7,200	314,462
Kintetsu Group Holdings Co. Ltd.	18,200	397,223
Kioxia Holdings Corp.(1)	6,500	2,009,760
Kirin Holdings Co. Ltd.	43,800	836,206
Kissei Pharmaceutical Co. Ltd.	1,600	40,954
Kita-Nippon Bank Ltd.	700	34,707
Kitanotatsujin Corp.(2)	200	166
Kiyo Bank Ltd.	6,500	206,118
Koa Corp.	4,300	62,801
Koatsu Gas Kogyo Co. Ltd.	200	1,552
Kobe Bussan Co. Ltd.	1,200	21,259
Kobe Steel Ltd.	35,100	442,365
Kohnan Shoji Co. Ltd.(2)	2,700	75,847
Koito Manufacturing Co. Ltd.	14,900	250,977
Kojima Co. Ltd.(2)	3,600	31,183
Kokusai Electric Corp.	5,700	310,222
Komatsu Ltd.	33,500	1,549,280
Komatsu Wall Industry Co. Ltd.(2)	1,500	26,674
Komeri Co. Ltd.	3,600	86,913
Komori Corp.	4,500	57,225
Konami Group Corp.	1,600	220,822
Konica Minolta, Inc.	71,000	294,422
Konishi Co. Ltd.	5,700	51,815
Konoike Transport Co. Ltd.	3,500	63,762
Kosaido Holdings Co. Ltd.(2)	16,200	56,061
Koshidaka Holdings Co. Ltd.	4,000	25,619
Kotobuki Spirits Co. Ltd.	7,800	135,497
101

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
KPP Group Holdings Co. Ltd.	8,900	$61,512
KRS Corp.	2,000	39,739
K's Holdings Corp.	17,600	214,371
Kubota Corp.	48,000	875,758
Kumiai Chemical Industry Co. Ltd.	11,000	53,560
Kura Sushi, Inc.	4,400	48,142
Kurabo Industries Ltd.(2)	800	56,953
Kuraray Co. Ltd.	26,400	304,467
Kureha Corp.	3,800	107,593
Kurita Water Industries Ltd.	7,400	371,711
Kusuri No. Aoki Holdings Co. Ltd.(2)	3,100	79,848
KYB Corp.	4,200	125,032
Kyocera Corp.	46,900	1,066,997
Kyodo Printing Co. Ltd.	1,900	20,990
Kyoei Steel Ltd.	1,500	19,307
Kyokuto Kaihatsu Kogyo Co. Ltd.	2,800	40,350
Kyokuto Securities Co. Ltd.	2,000	24,243
Kyokuyo Co. Ltd.	900	26,792
Kyorin Pharmaceutical Co. Ltd.	5,000	36,973
Kyoritsu Maintenance Co. Ltd.	11,200	241,162
Kyosan Electric Manufacturing Co. Ltd.	6,100	38,659
Kyoto Financial Group, Inc.	13,000	404,173
Kyowa Kirin Co. Ltd.	9,300	153,152
Kyushu Electric Power Co., Inc.	25,400	321,883
Kyushu Financial Group, Inc.	29,300	289,580
Kyushu Railway Co.	11,100	251,362
Lasertec Corp.	3,700	773,162
LEC, Inc.	3,300	19,945
Leopalace21 Corp.	20,300	81,705
Life Corp.(2)	6,100	103,136
Lifedrink Co., Inc.	2,400	23,317
Lintec Corp.	4,800	164,915
Lion Corp.	26,800	318,874
LITALICO, Inc.	500	5,974
Lixil Corp.	24,500	271,208
LY Corp.	117,700	410,148
M&A Capital Partners Co. Ltd.	2,000	53,702
M3, Inc.	3,100	35,655
Macnica Holdings, Inc.	17,900	412,594
Makino Milling Machine Co. Ltd.	600	57,527
Makita Corp.(2)	5,100	168,493
Mani, Inc.(2)	6,300	61,881
MarkLines Co. Ltd.	400	3,950
Mars Group Holdings Corp.	1,200	24,281
Marubeni Corp.(2)	15,900	486,446
Marubun Corp.	2,700	31,890
Maruchiyo Yamaokaya Corp.(2)	900	22,586
Marudai Food Co. Ltd.	3,100	44,102
Marui Group Co. Ltd.	16,600	303,285
Maruichi Steel Tube Ltd.	11,500	126,477
Marumae Co. Ltd.(2)	1,800	22,339
Marusan Securities Co. Ltd.	700	5,710
Maruwa Co. Ltd.	200	65,959
102

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Maruzen Showa Unyu Co. Ltd.	1,300	$59,773
Matsui Securities Co. Ltd.	12,300	92,118
MatsukiyoCocokara & Co.	9,700	158,637
Matsuyafoods Holdings Co. Ltd.	500	16,857
Maxell Ltd.	4,600	75,333
Maxvalu Tokai Co. Ltd.	700	15,174
Mazda Motor Corp.	42,400	325,223
McDonald's Holdings Co. Japan Ltd.(2)	5,500	278,152
Mebuki Financial Group, Inc.	54,100	574,829
Media Do Co. Ltd.	200	1,630
Medipal Holdings Corp.	18,200	328,971
Megachips Corp.	800	54,225
Megmilk Snow Brand Co. Ltd.	3,900	90,971
Meidensha Corp.	3,500	258,160
MEIJI Holdings Co. Ltd.(2)	13,500	379,309
Meiji Shipping Group Co. Ltd.	3,100	20,140
Meiko Electronics Co. Ltd.	1,700	209,149
Meisei Industrial Co. Ltd.	2,100	22,521
MEITEC Group Holdings, Inc.	5,800	124,181
Meito Co. Ltd.(2)	1,000	21,731
Menicon Co. Ltd.	9,000	107,511
Mercari, Inc.(1)	10,200	295,846
METAWATER Co. Ltd.	3,900	75,978
Micronics Japan Co. Ltd.	2,800	222,236
Milbon Co. Ltd.	3,400	70,421
MIMAKI ENGINEERING Co. Ltd.	1,500	18,381
Minebea Mitsumi, Inc.	26,900	564,971
Miraini Holdings Co. Ltd.	3,000	45,143
Mirait One Corp.	10,400	235,132
Mirarth Holdings, Inc.	7,600	22,089
Miroku Jyoho Service Co. Ltd.	200	2,598
MISUMI Group, Inc.	22,700	531,088
Mitani Sangyo Co. Ltd.	4,700	23,222
Mito Securities Co. Ltd.	5,000	30,450
Mitsuba Corp.	5,900	48,960
Mitsubishi Chemical Group Corp.	76,700	575,124
Mitsubishi Corp.	32,900	985,891
Mitsubishi Electric Corp.	25,200	872,593
Mitsubishi Estate Co. Ltd.	13,500	317,782
Mitsubishi Gas Chemical Co., Inc.	7,900	194,541
Mitsubishi HC Capital, Inc.(2)	77,230	672,428
Mitsubishi Heavy Industries Ltd.	102,000	2,471,712
Mitsubishi Kakoki Kaisha Ltd.	1,900	38,868
Mitsubishi Materials Corp.(2)	13,700	480,963
Mitsubishi Motors Corp.(2)	49,700	121,879
Mitsubishi Pencil Co. Ltd.	2,100	41,670
Mitsubishi Research Institute, Inc.	400	12,906
Mitsubishi Steel Manufacturing Co. Ltd.	1,600	24,538
Mitsubishi UFJ Financial Group, Inc., ADR	306,188	6,965,777
Mitsuboshi Belting Ltd.	2,300	63,927
Mitsui & Co. Ltd.	23,500	733,718
Mitsui Chemicals, Inc.	32,100	437,042
Mitsui DM Sugar Co. Ltd.	2,000	45,850
103

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Mitsui E&S Co. Ltd.(2)	7,700	$210,678
Mitsui Fudosan Co. Ltd.	120,200	1,137,000
Mitsui High-Tec, Inc.	14,300	84,370
Mitsui Kinzoku Co. Ltd.	4,100	742,696
Mitsui OSK Lines Ltd.(2)	22,500	985,414
Mitsui-Soko Holdings Co. Ltd.(2)	5,100	106,735
Mitsuuroko Group Holdings Co. Ltd.	1,800	26,504
Miura Co. Ltd.	10,900	218,305
MIXI, Inc.	4,900	111,614
Miyaji Engineering Group, Inc.(2)	2,000	20,111
Miyazaki Bank Ltd.	9,200	151,825
Mizuho Financial Group, Inc., ADR(2)	354,125	3,767,890
Mizuho Leasing Co. Ltd.	15,800	135,624
Mochida Pharmaceutical Co. Ltd.	1,000	20,521
Modec, Inc.	3,300	199,584
Monex Group, Inc.	27,800	128,978
Monogatari Corp.	3,700	134,446
MonotaRO Co. Ltd.	4,400	53,167
Morinaga & Co. Ltd.	4,800	76,166
Morinaga Milk Industry Co. Ltd.	32,000	229,219
Moriroku Co. Ltd.	400	7,366
Morita Holdings Corp.	3,100	48,497
Moriya Transportation Engineering & Manufacturing Co. Ltd.(2)	1,200	16,580
MOS Food Services, Inc.(2)	2,600	63,862
MrMax Holdings Ltd.	400	1,975
MS&AD Insurance Group Holdings, Inc.	60,000	1,905,737
Muninova Holdings, Inc.	35,900	99,727
m-up Holdings, Inc.	9,300	48,539
Murata Manufacturing Co. Ltd.	43,100	1,915,369
Musashi Seimitsu Industry Co. Ltd.(2)	6,900	139,230
Musashino Bank Ltd.	11,200	197,207
Nachi-Fujikoshi Corp.	1,700	59,394
Nagano Keiki Co. Ltd.	2,400	63,095
Nagase & Co. Ltd.	20,000	146,370
Nagoya Railroad Co. Ltd.(2)	25,200	299,108
Nakanishi, Inc.	6,500	127,070
Nakano Corp.	1,400	12,069
Nakayama Steel Works Ltd.	5,700	22,603
Namura Shipbuilding Co. Ltd.	6,900	207,641
NANKAI Co. Ltd.	9,100	176,691
Nanto Bank Ltd.	13,800	169,485
NEC Capital Solutions Ltd.	1,600	42,526
NEC Corp.	23,000	701,322
Neturen Co. Ltd.	2,200	20,989
Nexon Co. Ltd.	3,300	65,324
Nextage Co. Ltd.	4,300	90,724
NGK Corp.	22,500	743,478
NH Foods Ltd.	7,000	275,976
NHK Spring Co. Ltd.	18,500	395,213
Nichiha Corp.	2,300	44,216
Nichirei Corp.	16,500	222,912
NIDEC Corp.	33,846	544,280
Nifco, Inc.	9,300	307,276
104

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Nihon Dempa Kogyo Co. Ltd.	3,700	$63,618
Nihon Dengi Co. Ltd.	5,600	82,364
Nihon Flush Co. Ltd.	400	1,768
Nihon Kohden Corp.	15,100	142,259
Nihon M&A Center Holdings, Inc.	21,300	91,252
Nihon Nohyaku Co. Ltd.(2)	3,400	27,154
Nihon Parkerizing Co. Ltd.	6,900	75,651
Nihon Yamamura Glass Co. Ltd.(2)	1,100	20,259
Nikkiso Co. Ltd.	5,800	135,765
Nintendo Co. Ltd.	5,200	293,117
Nippn Corp.	4,800	88,210
Nippon Avionics Co. Ltd.(2)	800	29,314
Nippon Beet Sugar Manufacturing Co. Ltd.	600	20,353
Nippon Carbide Industries Co., Inc.	1,300	27,491
Nippon Carbon Co. Ltd.	1,100	35,980
Nippon Chemi-Con Corp.(2)	3,900	71,017
Nippon Denko Co. Ltd.	12,900	35,422
Nippon Electric Glass Co. Ltd.	5,600	169,032
NIPPON EXPRESS HOLDINGS, Inc.	18,800	677,667
Nippon Gas Co. Ltd.	4,000	76,397
Nippon Kayaku Co. Ltd.	9,400	122,710
Nippon Kodoshi Corp.	1,100	45,944
Nippon Light Metal Holdings Co. Ltd.	7,260	136,924
Nippon Paint Holdings Co. Ltd.(2)	2,500	18,860
Nippon Paper Industries Co. Ltd.	13,700	121,202
Nippon Parking Development Co. Ltd.	20,000	33,778
Nippon Sanso Holdings Corp.	1,100	38,959
Nippon Seiki Co. Ltd.	5,300	90,251
Nippon Sharyo Ltd.	900	20,733
Nippon Sheet Glass Co. Ltd.(1)(2)	8,400	25,785
Nippon Shinyaku Co. Ltd.	6,600	146,455
Nippon Shokubai Co. Ltd.	9,400	156,832
Nippon Signal Co. Ltd.	5,300	61,493
Nippon Soda Co. Ltd.	3,200	80,096
Nippon Steel Corp.(2)	257,100	1,077,915
Nippon Television Holdings, Inc.	1,600	30,398
Nippon Thompson Co. Ltd.	5,900	65,721
Nippon Yakin Kogyo Co. Ltd.(2)	1,700	58,016
Nippon Yusen KK(2)	25,300	1,112,500
Nipro Corp.	28,900	278,157
Nishi-Nippon Financial Holdings, Inc.	11,800	358,377
Nishi-Nippon Railroad Co. Ltd.	6,900	134,803
Nishio Holdings Co. Ltd.	2,500	72,535
Nissan Chemical Corp.	9,500	486,772
Nissan Motor Co. Ltd.(1)(2)	163,400	334,105
Nissan Shatai Co. Ltd.	4,400	25,420
Nissei ASB Machine Co. Ltd.	900	50,165
Nissha Co. Ltd.	4,800	38,311
Nisshin Oillio Group Ltd.	5,400	69,260
Nisshin Seifun Group, Inc.	21,000	269,122
Nisshinbo Holdings, Inc.	17,600	251,152
Nissin Foods Holdings Co. Ltd.(2)	14,500	271,171
Nissui Corp.	28,600	227,907
105

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Niterra Co. Ltd.	9,600	$498,778
Nitori Holdings Co. Ltd.(2)	22,200	423,560
Nitta Corp.	1,500	63,069
Nittetsu Mining Co. Ltd.(2)	6,200	147,055
Nitto Boseki Co. Ltd.(2)	5,500	109,009
Nitto Denko Corp.	29,400	642,063
Nitto Kogyo Corp.	3,200	88,429
Nittoc Construction Co. Ltd.	2,500	18,799
Nittoku Co. Ltd.	1,700	26,464
Noevir Holdings Co. Ltd.(2)	1,000	30,791
NOF Corp.	13,600	230,087
Nohmi Bosai Ltd.	800	21,373
Nojima Corp.	24,500	195,817
NOK Corp.	6,200	119,108
Nomura Micro Science Co. Ltd.(2)	3,500	76,587
Noritz Corp.	3,300	49,816
North Pacific Bank Ltd.	28,400	229,487
NPR-RIKEN Corp.	2,400	59,551
NS United Kaiun Kaisha Ltd.	1,500	98,387
NSD Co. Ltd.	1,500	27,807
NSK Ltd.	28,800	198,504
NTN Corp.	73,400	171,141
NTT, Inc.	1,147,400	1,237,180
Obara Group, Inc.(2)	1,200	42,738
Obayashi Corp.	13,000	242,482
Obic Co. Ltd.	500	15,908
Odakyu Electric Railway Co. Ltd.(2)	29,900	333,349
Ogaki Kyoritsu Bank Ltd.	4,000	205,156
Ohsho Food Service Corp.(2)	1,200	22,223
Oiles Corp.	2,900	53,145
Oisix, Inc.(2)	1,600	17,032
Oita Bank Ltd.	8,100	155,014
Oji Holdings Corp.	35,100	193,740
Okabe Co. Ltd.	4,000	24,064
Okamoto Industries, Inc.	600	24,019
Okamoto Machine Tool Works Ltd.	200	5,928
Okamura Corp.(2)	7,000	104,625
Okasan Securities Group, Inc.	15,400	118,509
Oki Electric Industry Co. Ltd.	12,900	230,513
Okinawa Cellular Telephone Co.	3,500	91,038
Okinawa Electric Power Co., Inc.	4,200	31,038
Okinawa Financial Group, Inc.	1,800	83,822
OKUMA Corp.	3,100	92,542
Okumura Corp.(2)	3,100	112,796
Okura Industrial Co. Ltd.	400	14,291
Okuwa Co. Ltd.	100	501
Olympus Corp.(2)	29,500	389,454
Omron Corp.	700	29,003
Ono Pharmaceutical Co. Ltd.	30,900	474,252
Open House Group Co. Ltd.	2,900	144,223
Open Up Group, Inc.	3,400	43,918
Optex Group Co. Ltd.	4,400	89,644
Oracle Corp.	700	41,291
106

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Organo Corp.	1,200	$96,803
Orient Corp.(2)	8,740	47,337
Oriental Land Co. Ltd.(2)	2,500	47,319
Oriental Shiraishi Corp.	9,700	21,575
Orion Breweries Ltd.	3,500	26,126
ORIX Corp., ADR	50,601	1,971,921
Osaka Gas Co. Ltd.	6,200	223,331
Osaka Organic Chemical Industry Ltd.	1,800	50,592
Osaka Steel Co. Ltd.(1)(2)	2,200	37,762
Osaki Electric Co. Ltd.	5,400	52,015
OSG Corp.	7,000	161,902
Otsuka Corp.	11,400	257,473
Otsuka Holdings Co. Ltd.	12,400	950,953
Oyo Corp.	2,200	39,108
Pack Corp.	2,900	27,888
PAL GROUP Holdings Co. Ltd.	5,000	47,291
Pan Pacific International Holdings Corp.	36,500	184,264
Panasonic Holdings Corp.	84,400	2,353,428
Park24 Co. Ltd.	13,100	164,251
Parker Corp.	1,100	9,792
Pasona Group, Inc.	800	8,693
Pegasus Co. Ltd.	1,200	4,031
Penta-Ocean Construction Co. Ltd.	30,500	276,059
Persol Holdings Co. Ltd.	107,700	203,072
PIA Corp.	900	15,612
Pigeon Corp.	5,300	70,173
Pilot Corp.	7,500	98,762
Piolax, Inc.	700	7,590
Plus Alpha Consulting Co. Ltd.	3,000	42,059
Pola Orbis Holdings, Inc.	5,000	43,805
Pole To Win Holdings, Inc.	100	233
Premium Group Co. Ltd.	3,800	49,962
Press Kogyo Co. Ltd.	10,300	64,811
Prestige International, Inc.	13,600	61,119
Prima Meat Packers Ltd.	3,300	50,646
Procrea Holdings, Inc.	3,600	104,116
PS Construction Co. Ltd.	1,700	24,319
Quick Co. Ltd.	5,600	30,276
Raccoon Holdings, Inc.	300	1,219
Raito Kogyo Co. Ltd.	3,300	79,011
Raiznext Corp.(2)	700	13,449
Rakus Co. Ltd.	800	5,826
Rakuten Bank Ltd.(1)	2,400	96,073
Rakuten Group, Inc.(1)	20,400	98,494
Rasa Corp.(2)	1,400	18,102
Rasa Industries Ltd.(2)	4,500	60,104
Recruit Holdings Co. Ltd.	19,800	2,242,422
Relo Group, Inc.	9,400	129,937
Renesas Electronics Corp.	5,700	119,207
Rengo Co. Ltd.	22,700	231,125
RENOVA, Inc.(1)	6,600	37,615
Resona Holdings, Inc.	93,384	1,464,289
Resonac Holdings Corp.	6,700	655,820
107

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Resorttrust, Inc.	18,200	$215,082
Restar Corp.(2)	2,700	92,671
Retail Partners Co. Ltd.	500	4,343
Rheon Automatic Machinery Co. Ltd.	2,600	25,505
Ricoh Co. Ltd.	54,400	575,309
Ricoh Leasing Co. Ltd.	2,200	94,334
Riken Keiki Co. Ltd.	3,500	74,930
Riken Technos Corp.	4,400	71,548
Riken Vitamin Co. Ltd.	500	10,677
Ringer Hut Co. Ltd.(2)	1,500	21,543
Rinnai Corp.	9,300	210,858
Rion Co. Ltd.	1,100	22,818
Riso Kyoiku Group Corp.(2)	1,600	2,101
Rix Corp.	400	9,092
Rohm Co. Ltd.	12,200	369,179
Rorze Corp.	9,200	230,944
Round One Corp.	27,800	234,109
Royal Holdings Co. Ltd.(2)	5,400	46,542
RS Technologies Co. Ltd.	1,000	36,547
Ryobi Ltd.	2,300	39,851
RYODEN Corp.	1,000	29,725
Ryohin Keikaku Co. Ltd.	29,700	804,897
Ryoyo Ryosan Holdings, Inc.	3,400	69,168
S Foods, Inc.(2)	2,500	45,675
Sagami Holdings Corp.(2)	3,400	24,146
Saizeriya Co. Ltd.(2)	3,700	163,704
Sakai Chemical Industry Co. Ltd.	1,800	44,213
Sakai Moving Service Co. Ltd.	2,400	44,918
Sakata INX Corp.(2)	6,000	100,610
Sakata Seed Corp.	1,800	48,951
Sala Corp.	7,700	59,032
Samco, Inc.	700	38,119
San ju San Financial Group, Inc.	10,700	149,932
San-A Co. Ltd.	6,200	130,625
San-Ai Obbli Co. Ltd.	7,500	114,442
Sangetsu Corp.	5,200	104,736
San-In Godo Bank Ltd.	15,500	255,211
Sanko Gosei Ltd.	3,200	18,276
Sankyo Co. Ltd.	9,100	114,201
Sankyu, Inc.	3,800	197,623
Sanoh Industrial Co. Ltd.(2)	3,300	16,150
Sanrio Co. Ltd.	16,500	133,097
Sansan, Inc.	700	10,141
Sansei Technologies, Inc.	1,100	18,912
Sanshin Electronics Co. Ltd.	1,300	27,304
Santec Holdings Corp.(2)	400	48,433
Sanwa Holdings Corp.	5,400	122,603
Sanyo Chemical Industries Ltd.	1,600	64,257
Sanyo Trading Co. Ltd.	4,600	34,592
Sapporo Breweries Ltd.	19,400	229,098
Sato Corp.	3,200	56,749
SBI Holdings, Inc.	46,500	960,656
SBS Holdings, Inc.	2,300	75,149
108

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
SCREEN Holdings Co. Ltd.	9,200	$774,160
Scroll Corp.	6,000	67,886
SEC Carbon Ltd.	900	14,999
Secom Co. Ltd.	4,400	178,093
Seibu Giken Co. Ltd.	1,300	15,653
Seibu Holdings, Inc.	7,500	160,930
Seika Corp.	3,500	69,466
Seikagaku Corp.	700	3,145
Seikitokyu Kogyo Co. Ltd.(2)	2,200	20,542
Seiko Electric Co. Ltd.	1,400	19,650
Seiko Epson Corp.	30,500	613,793
Seiko Group Corp.	9,400	690,510
Seino Holdings Co. Ltd.	8,700	151,188
Seiren Co. Ltd.	2,900	63,327
Sekisui Chemical Co. Ltd.	17,900	296,729
Sekisui House Ltd.	11,700	252,275
Sekisui Jushi Corp.	1,800	32,859
Senko Group Holdings Co. Ltd.	15,600	218,272
Senshu Ikeda Holdings, Inc.	23,300	158,860
Seven & i Holdings Co. Ltd.(2)	20,600	260,754
Seven Bank Ltd.(2)	64,200	135,932
SG Holdings Co. Ltd.	9,400	88,996
Sharingtechnology, Inc.	3,200	32,311
Shibaura Machine Co. Ltd.	1,600	44,876
Shibaura Mechatronics Corp.(2)	3,000	75,375
Shibusawa Logistics Corp.	2,300	30,065
Shibuya Corp.	1,000	34,468
SHIFT, Inc.(2)	6,200	37,139
Shiga Bank Ltd.	15,300	271,175
Shikoku Bank Ltd.	4,700	107,902
Shimadzu Corp.	1,100	28,130
Shimamura Co. Ltd.(2)	2,400	49,186
Shimano, Inc.	600	74,705
Shimizu Corp.(2)	26,300	391,200
Shin Nippon Air Technologies Co. Ltd.	2,300	45,821
Shinagawa Refra Co. Ltd.(2)	3,200	41,496
Shindengen Electric Manufacturing Co. Ltd.	800	15,717
Shin-Etsu Chemical Co. Ltd.	33,600	1,258,005
Shin-Etsu Polymer Co. Ltd.	4,500	62,845
Shinmaywa Industries Ltd.	8,000	98,814
Shinnihon Corp.	1,900	27,867
Shinsho Corp.	1,200	23,143
Shinwa Co. Ltd.	600	11,615
Shionogi & Co. Ltd.	18,300	332,664
Ship Healthcare Holdings, Inc.(2)	8,500	126,936
Shiseido Co. Ltd.	46,500	1,084,705
Shizuoka Financial Group, Inc.	25,600	587,894
SHO-BOND Holdings Co. Ltd.	2,000	15,956
Shoei Co. Ltd.	6,800	89,967
Showa Sangyo Co. Ltd.	2,300	54,057
SIGMAXYZ Holdings, Inc.	1,800	6,399
Siix Corp.	6,200	62,032
Sinfonia Technology Co. Ltd.	1,600	124,261
109

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sinko Industries Ltd.	600	$4,725
Sintokogio Ltd.	3,300	24,636
SK-Electronics Co. Ltd.	800	16,320
SKY Perfect JSAT Corp.	7,900	103,002
Skylark Holdings Co. Ltd.	7,200	151,630
SMC Corp.	753	330,071
Sodick Co. Ltd.	6,700	73,388
SoftBank Corp.	854,000	1,264,981
SoftBank Group Corp.	117,100	3,772,335
Softcreate Holdings Corp.	1,600	22,027
Sojitz Corp.	5,940	207,313
Soken Chemical & Engineering Co. Ltd.	2,500	59,359
Sompo Holdings, Inc.	47,600	2,028,050
Sony Financial Group, Inc., ADR(2)	5,769	28,153
Sony Group Corp., ADR	182,948	4,493,203
Sotetsu Holdings, Inc.(2)	8,500	139,933
Space Co. Ltd.	1,400	12,792
Sparx Group Co. Ltd.	3,420	55,851
S-Pool, Inc.	1,600	2,881
Square Enix Holdings Co. Ltd.	5,700	105,417
SRA Holdings	1,400	43,672
St. Marc Holdings Co. Ltd.	1,400	22,250
Stanley Electric Co. Ltd.	9,600	217,265
Starts Corp., Inc.	3,300	97,539
Starzen Co. Ltd.	2,900	29,070
Stella Chemifa Corp.	1,100	37,068
Strike Group Co. Ltd.	3,800	34,638
Subaru Corp.	36,800	610,136
Sugi Holdings Co. Ltd.(2)	10,200	84,311
SUMCO Corp.	29,600	622,658
Sumida Corp.	4,400	33,316
Sumitomo Bakelite Co. Ltd.	3,000	139,779
Sumitomo Chemical Co. Ltd.	131,400	467,693
Sumitomo Corp.	86,800	968,942
Sumitomo Electric Industries Ltd.	112,800	1,562,053
Sumitomo Forestry Co. Ltd.(2)	17,700	148,812
Sumitomo Heavy Industries Ltd.	9,500	340,378
Sumitomo Metal Mining Co. Ltd.	12,800	883,064
Sumitomo Mitsui Financial Group, Inc., ADR(2)	165,531	4,277,321
Sumitomo Mitsui Trust Group, Inc.	141,900	1,570,871
Sumitomo Osaka Cement Co. Ltd.	4,300	152,824
Sumitomo Pharma Co. Ltd.(1)	4,800	46,681
Sumitomo Realty & Development Co. Ltd.	8,400	174,237
Sumitomo Rubber Industries Ltd.	22,200	310,246
Sumitomo Seika Chemicals Co. Ltd.	5,500	52,248
Sumitomo Warehouse Co. Ltd.	4,200	110,881
Suncall Corp.(2)	2,800	36,234
Sundrug Co. Ltd.	8,300	193,979
Suntory Beverage & Food Ltd.	8,500	239,512
Sun-Wa Technos Corp.(2)	2,000	53,128
Suruga Bank Ltd.	11,000	204,328
Suzuden Corp.	1,500	33,374
Suzuken Co. Ltd.	6,300	202,892
110

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Suzuki Co. Ltd.	2,400	$46,645
Suzuki Motor Corp.	77,800	1,077,089
SWCC Corp.	3,000	277,831
Sysmex Corp.	23,800	292,945
Systena Corp.	21,400	61,407
Syuppin Co. Ltd.(2)	600	4,495
T Hasegawa Co. Ltd.	3,200	67,148
T RAD Co. Ltd.	5,000	49,303
T&D Holdings, Inc.	30,200	916,393
Tachibana Eletech Co. Ltd.	1,400	35,358
Tachikawa Corp.	1,400	23,616
Tachi-S Co. Ltd.	5,200	76,743
Tadano Ltd.	7,400	63,930
Taiheiyo Cement Corp.	11,400	301,250
Taikisha Ltd.	6,200	152,377
Taisei Corp.	4,000	313,196
Taisei Oncho Co. Ltd.	400	12,721
Taiyo Holdings Co. Ltd.	6,000	177,217
Taiyo Yuden Co. Ltd.	9,900	562,588
Takamatsu Construction Group Co. Ltd.	100	2,643
Takaoka Toko Co. Ltd.	1,200	53,136
Takara & Co. Ltd.	900	24,379
Takara Standard Co. Ltd.	5,600	111,006
Takasago International Corp.	4,500	37,947
Takashimaya Co. Ltd.(2)	26,800	392,569
Takeda Pharmaceutical Co. Ltd., ADR	34,692	623,762
Takeuchi Manufacturing Co. Ltd.	3,600	171,019
Taki Chemical Co. Ltd.	700	26,007
Takuma Co. Ltd.	5,600	105,483
Tamron Co. Ltd.	16,100	139,101
Tamura Corp.	11,100	58,134
Tayca Corp.	1,900	28,793
Tazmo Co. Ltd.	2,300	50,170
TBS Holdings, Inc.	1,600	60,176
TDK Corp.	103,600	1,983,812
TechMatrix Corp.	4,200	64,846
Techno Ryowa Ltd.	1,400	60,437
Technoflex Corp.	900	22,226
Teijin Ltd.	20,700	226,891
Teikoku Corp.	1,500	32,237
Tekken Corp.	900	25,534
Tekscend Photomask Corp.	1,300	30,353
Tera Probe, Inc.	800	56,084
Terumo Corp.	7,000	110,314
Tess Holdings Co. Ltd.(2)	8,600	34,686
THK Co. Ltd.	8,900	366,544
Timee, Inc.(1)	3,300	36,646
TISI, Inc.	5,600	139,012
TKC Corp.	1,600	41,445
TKP Corp.(1)	2,000	23,623
Toa Corp.	1,900	20,732
Toa Corp.(2)	8,300	109,298
Toagosei Co. Ltd.	9,500	111,170
111

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
TOBISHIMA HOLDINGS, Inc.	1,600	$21,725
Tobu Railway Co. Ltd.	23,400	440,167
Tocalo Co. Ltd.	5,700	98,258
Tochigi Bank Ltd.	8,100	55,028
Toda Corp.	26,200	250,804
Toho Bank Ltd.	24,800	153,261
Toho Co. Ltd.(2)	12,100	119,738
Toho Co. Ltd.	3,100	27,630
Toho Holdings Co. Ltd.	3,900	96,348
Tohoku Electric Power Co., Inc.	57,000	473,708
Tokai Carbon Co. Ltd.	18,000	203,213
Tokai Corp.	2,500	39,778
TOKAI Holdings Corp.	14,000	114,616
Tokai Rika Co. Ltd.	6,300	124,824
Tokai Tokyo Financial Holdings, Inc.	29,000	166,432
Token Corp.	300	25,897
Tokio Marine Holdings, Inc.	54,500	2,616,890
Tokushu Tokai Paper Co. Ltd.	2,200	30,253
Tokyo Century Corp.	19,200	322,985
Tokyo Electric Power Co. Holdings, Inc.(1)	88,100	295,810
Tokyo Electron Device Ltd.	2,700	72,018
Tokyo Electron Ltd.	6,700	2,345,010
Tokyo Energy & Systems, Inc.	3,500	44,835
Tokyo Gas Co. Ltd.	7,500	289,987
Tokyo Kiraboshi Financial Group, Inc.	30,000	325,392
Tokyo Metro Co. Ltd.(2)	9,400	86,581
Tokyo Ohka Kogyo Co. Ltd.	2,300	122,465
Tokyo Rope Manufacturing Co. Ltd.	1,700	20,690
Tokyo Seimitsu Co. Ltd.	2,900	318,766
Tokyo Steel Manufacturing Co. Ltd.	3,600	38,778
Tokyo Tatemono Co. Ltd.	7,700	165,590
Tokyo Tekko Co. Ltd.(2)	2,400	30,896
Tokyotokeiba Co. Ltd.	2,200	69,497
Tokyu Construction Co. Ltd.	13,600	100,399
Tokyu Corp.	16,800	174,617
Tokyu Fudosan Holdings Corp.	23,700	196,691
Toli Corp.	5,300	23,663
Tomen Devices Corp.	600	128,503
Tomoku Co. Ltd.	2,000	55,635
TOMONY Holdings, Inc.	18,200	127,308
Tomy Co. Ltd.	4,300	100,749
TOPPAN Holdings, Inc.(2)	12,000	380,452
Topre Corp.	5,800	121,789
Topy Industries Ltd.	1,300	25,091
Toray Industries, Inc.	74,400	596,773
Toridoll Holdings Corp.(2)	2,800	76,448
Torishima Pump Manufacturing Co. Ltd.(2)	1,600	29,856
Toshiba TEC Corp.	3,800	74,908
Tosoh Corp.	22,800	378,823
Totech Corp.	2,600	62,317
TOTO Ltd.	11,000	438,330
Towa Bank Ltd.	3,400	31,025
Towa Pharmaceutical Co. Ltd.	3,700	90,095
112

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Toyo Kanetsu KK	1,600	$24,799
Toyo Securities Co. Ltd.	5,200	24,305
Toyo Seikan Group Holdings Ltd.	9,500	267,209
Toyo Suisan Kaisha Ltd.	4,000	262,243
Toyo Tire Corp.	12,600	295,128
Toyobo Co. Ltd.	10,600	110,415
Toyoda Gosei Co. Ltd.	11,700	400,573
Toyota Boshoku Corp.	10,200	144,834
Toyota Motor Corp., ADR	23,961	4,709,295
Toyota Tsusho Corp.	15,500	719,423
TPR Co. Ltd.	3,600	36,255
Transaction Co. Ltd.	3,200	23,711
Transcosmos, Inc.	3,000	69,785
TRE Holdings Corp.	8,068	96,735
Trend Micro, Inc.	10,000	375,342
Trial Holdings, Inc.(2)	3,000	75,367
Trusco Nakayama Corp.	3,600	54,579
TS Tech Co. Ltd.	5,000	57,683
TSI Holdings Co. Ltd.	2,400	19,005
Tsubakimoto Chain Co.	7,700	130,429
Tsubakimoto Kogyo Co. Ltd.(2)	2,300	42,181
Tsugami Corp.	6,100	201,097
Tsukishima Holdings Co. Ltd.	2,700	47,516
Tsukuba Bank Ltd.(2)	12,800	60,342
Tsumura & Co.	3,400	80,509
Tsuruha Holdings, Inc.(2)	9,505	137,424
Tsuzuki Denki Co. Ltd.	1,100	29,409
TV Asahi Holdings Corp.	1,700	33,343
UACJ Corp.	16,700	243,385
UBE Corp.(2)	8,100	180,224
Uchida Yoko Co. Ltd.	5,400	79,076
Umios Corp.	17,800	144,237
U-Next Holdings Co. Ltd.(2)	1,500	16,265
Unicharm Corp.	59,100	369,222
Unipres Corp.	4,800	40,141
UNISOL Holdings Corp.	2,000	33,881
United Arrows Ltd.	3,600	55,617
United Super Markets Holdings, Inc.(2)	8,800	44,885
Unitika Ltd.(1)	12,100	125,742
Universal Entertainment Corp.(1)	100	463
Ushio, Inc.	6,100	147,374
USS Co. Ltd.	13,900	173,347
UT Group Co. Ltd.	36,300	54,179
Valor Holdings Co. Ltd.	5,400	110,613
Vector, Inc.	3,600	49,207
Vision, Inc.(2)	5,700	37,886
Visional, Inc.(1)	900	53,572
Vital KSK Holdings, Inc.	3,300	34,269
VT Holdings Co. Ltd.	12,800	43,052
Wacom Co. Ltd.	13,900	72,327
Wakita & Co. Ltd.	4,100	49,477
Warabeya Nichiyo Holdings Co. Ltd.(2)	1,200	21,026
West Holdings Corp.	2,300	37,619
113

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
West Japan Railway Co.(2)	27,400	$516,810
World Co. Ltd.(2)	7,200	73,235
World Holdings Co. Ltd.	1,100	19,882
Xebio Holdings Co. Ltd.	800	5,807
Yahagi Construction Co. Ltd.	2,600	36,124
Yakult Honsha Co. Ltd.(2)	17,700	313,700
YAKUODO Holdings Co. Ltd.	200	2,078
YAMABIKO Corp.	3,800	104,466
Yamada Holdings Co. Ltd.	46,500	208,346
Yamae Group Holdings Co. Ltd.	3,500	62,596
Yamagata Bank Ltd.	2,600	74,173
Yamaguchi Financial Group, Inc.	14,300	288,738
Yamaha Corp.	37,200	311,198
Yamaha Motor Co. Ltd.	79,800	950,651
Yamaichi Electronics Co. Ltd.	2,100	105,130
Yamanashi Chuo Bank Ltd.	3,300	151,513
Yamatane Corp.(2)	1,000	12,996
Yamato Holdings Co. Ltd.	6,400	78,021
Yamato Kogyo Co. Ltd.	200	15,601
Yamaura Corp.(2)	2,100	19,592
Yamazaki Baking Co. Ltd.	10,500	243,385
Yamazen Corp.	4,600	56,198
Yashima Denki Co. Ltd.(2)	2,800	54,461
Yaskawa Electric Corp.(2)	11,400	337,914
Yasuda Logistics Corp.	1,700	26,816
Yellow Hat Ltd.	3,000	33,089
Yodoko Ltd.	7,400	66,006
Yokogawa Bridge Holdings Corp.	3,600	66,704
Yokogawa Electric Corp.	16,500	524,588
Yokohama Financial Group, Inc.	56,900	690,657
Yokohama Rubber Co. Ltd.	8,500	392,343
Yokorei Co. Ltd.	7,400	101,748
Yokowo Co. Ltd.	3,000	74,920
Yonex Co. Ltd.(2)	2,300	39,925
Yoshinoya Holdings Co. Ltd.(2)	4,400	105,252
Yotai Refractories Co. Ltd.	200	2,242
Yuasa Co. Ltd.	2,400	96,667
Yushiro, Inc.	900	16,740
Zacros Corp.	5,800	46,809
Zenitaka Corp.	200	9,874
Zenkoku Hosho Co. Ltd.	11,300	226,973
Zenrin Co. Ltd.	3,200	18,730
Zensho Holdings Co. Ltd.(2)	3,800	279,975
Zeon Corp.	16,500	258,473
ZERIA Pharmaceutical Co. Ltd.	2,200	27,820
Zojirushi Corp.	3,000	27,745
ZOZO, Inc.	8,800	63,351
		259,202,473
Netherlands — 4.5%
Aalberts NV	12,938	659,394
ABN AMRO Bank NV, CVA	43,790	2,123,385
Adyen NV(1)	1,135	1,374,784
Aegon Ltd.	70,126	640,952
114

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
AerCap Holdings NV	13,964	$2,037,906
Akzo Nobel NV(2)	14,732	1,054,025
Alfen NV(1)(2)	3,791	50,563
Allfunds Group PLC	12,699	130,757
AMG Critical Materials NV	4,045	153,050
Arcadis NV(2)	1,373	71,157
ASM International NV	1,009	948,929
ASML Holding NV, NY Shares	8,676	14,714,583
ASR Nederland NV	24,368	2,053,488
Basic-Fit NV(1)	8,778	341,740
BE Semiconductor Industries NV	1,563	355,864
Brunel International NV(2)	841	7,426
Coca-Cola Europacific Partners PLC	7,973	861,243
Constellium SE(1)	26,239	693,497
Corbion NV	7,296	171,220
CSG NV(1)	2,809	59,145
CVC Capital Partners PLC(2)	8,604	144,690
DSM-Firmenich AG	8,732	969,821
Ferrari Group PLC	2,471	22,878
ForFarmers NV	7,016	47,040
Fugro NV(2)	17,240	179,281
Heineken Holding NV	291	23,080
Heineken NV	11,334	956,894
ING Groep NV, ADR(2)	157,959	5,579,112
InPost SA(1)	48,792	882,762
Kendrion NV	2,492	56,758
Koninklijke Ahold Delhaize NV	64,587	2,298,147
Koninklijke BAM Groep NV	44,029	594,522
Koninklijke Heijmans NV, CVA	5,385	553,819
Koninklijke KPN NV	523,535	2,513,489
Koninklijke Philips NV, NY Shares(2)	8,151	216,572
Koninklijke Vopak NV	6,706	374,393
Magnum Ice Cream Co. NV(1)	3,088	63,057
Nebius Group NV(1)(2)	13,403	2,765,307
Nedap NV	734	78,654
NN Group NV	33,786	3,054,532
OCI NV(1)(2)	4,456	21,063
PostNL NV(2)	51,078	53,495
Prosus NV(1)	10,149	452,099
Randstad NV	1,477	69,416
SBM Offshore NV	18,936	774,645
SIF Holding NV(1)	290	1,278
Sligro Food Group NV	3,929	48,151
TKH Group NV, CVA	4,860	292,095
Triodos Bank NV, DUTCH CERTIFICATE	300	12,356
Universal Music Group NV	41,462	704,628
Van Lanschot Kempen NV, CVA	3,259	252,096
Wolters Kluwer NV	11,435	940,710
		53,499,948
New Zealand — 0.2%
Air New Zealand Ltd.	180,760	41,745
Auckland International Airport Ltd.	67,981	356,054
Channel Infrastructure NZ Ltd.	43,488	86,942
115

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Chorus Ltd.	10,602	$55,656
Contact Energy Ltd.	54,482	282,207
EBOS Group Ltd.	2,640	32,940
Eroad Ltd.(1)	8,315	4,824
Fisher & Paykel Healthcare Corp. Ltd.	9,261	243,265
Fletcher Building Ltd.(1)	98,448	231,928
Freightways Group Ltd.	9,231	71,586
Genesis Energy Ltd.	11,169	17,513
Hallenstein Glasson Holdings Ltd.	237	1,676
Infratil Ltd.(2)	12,547	107,108
KMD Brands Ltd.(1)	409	409
Mercury NZ Ltd.	35,112	139,196
Meridian Energy Ltd.	27,961	91,490
Oceania Healthcare Ltd.(1)	10,328	4,766
Ryman Healthcare Ltd.(1)	81,071	100,783
Sanford Ltd.	585	2,319
Skellerup Holdings Ltd.	7,362	32,667
SKYCITY Entertainment Group Ltd.(1)(2)	17,623	7,036
Spark New Zealand Ltd.	179,622	227,429
TOWER Ltd.	10,389	11,502
		2,151,041
Norway — 0.8%
2020 Bulkers Ltd.	909	404
Aker ASA, A Shares	866	146,041
Aker BP ASA	7,001	268,625
Aker Solutions ASA	37,542	174,075
Austevoll Seafood ASA	3,307	31,369
B2 Impact ASA	20,856	58,809
Bluenord ASA(1)	2,907	172,011
Bonheur ASA	230	6,293
Bouvet ASA	260	1,426
BW Energy Ltd.(1)	4,271	25,600
BW LPG Ltd.	8,832	214,116
BW Offshore Ltd.	15,596	68,718
Cadeler AS(1)	24,625	154,285
DNB Bank ASA	21,438	730,115
DNO ASA	12,184	23,511
DOF Group ASA	11,901	169,589
Elmera Group ASA	5,152	25,097
Elopak ASA	9,934	39,535
Entra ASA	613	6,914
Equinor ASA, ADR	24,192	1,035,418
Europris ASA	4,952	46,716
FLEX LNG Ltd.(1)(2)	624	19,756
Frontline PLC	4,470	195,697
Gjensidige Forsikring ASA	1,821	55,167
Grieg Seafood ASA	3,615	11,215
Himalaya Shipping Ltd.(1)	2,882	48,504
Hoegh Autoliners ASA	10,722	197,250
Kid ASA	2,644	34,817
Kitron ASA	13,188	129,936
Klaveness Combination Carriers ASA	2,123	24,684
Kongsberg Automotive ASA(1)	113,799	24,460
116

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Kongsberg Gruppen ASA	10,843	$367,530
Kongsberg Maritime AS(1)	35,562	218,531
Leroy Seafood Group ASA	2,204	10,706
Mowi ASA	7,296	160,254
MPC Container Ships ASA	53,554	152,926
NEL ASA(1)	156,747	34,859
Norbit ASA	935	16,597
Norsk Hydro ASA	52,622	531,273
Norske Skog ASA(1)	1,236	6,508
Norwegian Air Shuttle ASA	42,254	58,385
Odfjell SE, Class A	1,626	20,042
OKEA ASA(1)	6,266	26,111
Orkla ASA	7,289	74,348
Paratus Energy Services Ltd.	10,140	54,836
Petronor E&P ASA(1)	206	257
Protector Forsikring ASA	1,666	85,066
Salmar ASA	649	39,506
SATS ASA(1)	16,459	79,167
Scatec ASA(1)	11,849	122,263
Solstad Offshore ASA	4,554	33,614
SpareBank 1 Nord Norge	10,887	198,454
Sparebank 1 Oestlandet	2,594	55,325
SpareBank 1 SMN	9,646	218,567
SpareBank 1 Sor-Norge ASA	10,576	253,302
Sparebanken More	150	1,791
Sparebanken Norge	955	20,864
Stolt-Nielsen Ltd.	2,227	78,489
Storebrand ASA	19,807	433,954
Subsea 7 SA	13,948	514,818
Telenor ASA	12,354	181,054
TGS ASA	25,378	369,814
Var Energi ASA	13,198	70,406
Veidekke ASA	669	15,023
Vend Marketplaces ASA, B Shares	2,912	80,660
Wallenius Wilhelmsen ASA	10,604	184,632
Wilh Wilhelmsen Holding ASA, Class A	806	70,463
Yara International ASA	7,035	344,813
Zaptec ASA	10,706	58,155
		9,383,516
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares	430,908	559,686
Corticeira Amorim SGPS SA	2,809	22,885
EDP Renewables SA(2)	14,466	229,429
EDP SA	55,142	299,444
Galp Energia SGPS SA	13,174	329,707
Jeronimo Martins SGPS SA	5,580	116,517
Mota-Engil SGPS SA(2)	4,498	24,802
Navigator Co. SA(2)	7,527	28,363
NOS SGPS SA	9,056	52,868
REN - Redes Energeticas Nacionais SGPS SA	60,467	246,087
Semapa-Sociedade de Investimento e Gestao	1,552	38,198
Sonae SGPS SA	70,183	163,270
Teixeira Duarte SA(1)(2)	30,156	16,648
		2,127,904
117

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Singapore — 1.6%
Addvalue Technologies Ltd.(1)	186,600	$27,094
AEM Holdings Ltd.	54,800	382,446
Banyan Tree Holdings Ltd.	24,800	10,135
Bumitama Agri Ltd.	75,000	130,242
Capitaland India Trust	93,205	71,444
CapitaLand Investment Ltd.(2)	74,900	155,868
China Aviation Oil Singapore Corp. Ltd.	60,200	69,036
China Sunsine Chemical Holdings Ltd.	36,100	18,723
City Developments Ltd.	29,400	192,255
CNMC Goldmine Holdings Ltd.	42,900	46,131
ComfortDelGro Corp. Ltd.	301,400	305,523
DBS Group Holdings Ltd.	66,167	4,023,712
Delfi Ltd.	67,800	41,558
Far East Orchard Ltd.	3,900	3,280
First Resources Ltd.	81,600	293,210
Food Empire Holdings Ltd.(2)	30,000	54,406
Frencken Group Ltd.	73,000	134,319
Geo Energy Resources Ltd.	147,600	63,220
Golden Agri-Resources Ltd.	463,300	114,694
Grab Holdings Ltd., Class A(1)	43,503	154,001
Hafnia Ltd.	51,907	439,352
Haw Par Corp. Ltd.	2,700	31,175
Hong Fok Corp. Ltd.	42,100	28,773
Hong Leong Asia Ltd.	43,000	99,224
Hong Leong Finance Ltd.	4,900	9,553
Hour Glass Ltd.	8,700	19,172
Hutchison Port Holdings Trust, U Shares	730,200	149,666
ISDN Holdings Ltd.	63,500	34,446
Jardine Cycle & Carriage Ltd.	2,500	53,162
Keppel Infrastructure Trust	717,200	293,338
Keppel Ltd.	157,700	1,436,185
Kimly Ltd.	21,000	6,769
LHN Ltd.	24,500	10,589
Marco Polo Marine Ltd.	549,200	56,975
Micro-Mechanics Holdings Ltd.	7,900	17,090
OKP Holdings Ltd.(2)	25,700	14,549
Olam Group Ltd.	74,300	61,358
Oversea-Chinese Banking Corp. Ltd.	119,624	2,960,357
Pan-United Corp. Ltd.	16,800	20,707
PC Partner Group Ltd.	18,100	40,318
Propnex Ltd.(2)	13,800	19,422
QAF Ltd.	5,200	3,987
Riverstone Holdings Ltd.(2)	108,900	68,113
Samudera Shipping Line Ltd.	45,400	32,851
SATS Ltd.	37,309	114,929
SBS Transit Ltd.	2,200	6,520
Sea Ltd., ADR(1)	4,005	454,487
Seatrium Ltd.	39,219	66,261
Sembcorp Industries Ltd.(2)	17,500	81,378
Sheng Siong Group Ltd.	79,500	201,227
Sing Holdings Ltd.	31,375	9,995
Singapore Airlines Ltd.	74,900	399,805
118

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Singapore Exchange Ltd.	33,000	$660,590
Singapore Technologies Engineering Ltd.	67,900	574,893
Singapore Telecommunications Ltd.	109,800	391,525
StarHub Ltd.(2)	4,500	4,000
Straits Trading Co. Ltd.	6,700	8,485
Super Hi International Holding Ltd.(1)(2)	10,000	13,049
Tiong Woon Corp. Holding Ltd.	14,700	11,149
United Overseas Bank Ltd.	62,900	2,050,089
UOB-Kay Hian Holdings Ltd.	14,700	47,375
UOL Group Ltd.	56,400	402,013
Venture Corp. Ltd.	21,800	289,725
Wee Hur Holdings Ltd.	52,200	26,849
Wilmar International Ltd.	54,100	162,926
Wing Tai Holdings Ltd.	21,500	26,378
Yangzijiang Financial Holding Ltd.(1)	163,100	25,613
Yangzijiang Maritime Development Ltd.	163,100	74,992
Yangzijiang Shipbuilding Holdings Ltd.	277,800	1,055,289
Yanlord Land Group Ltd.	84,700	37,576
		19,395,546
Spain — 3.2%
Acciona SA(2)	3,456	838,856
Acerinox SA	34,799	723,022
ACS Actividades de Construccion y Servicios SA	11,170	1,321,638
Aena SME SA	56,945	1,745,498
Almirall SA(2)	2,193	26,287
Amadeus IT Group SA	2,870	194,484
Atresmedia Corp. de Medios de Comunicacion SA	1,279	7,646
Banco Bilbao Vizcaya Argentaria SA, ADR	280,292	8,117,256
Banco de Sabadell SA	239,864	1,009,712
Banco Santander SA, ADR	314,407	4,577,766
Bankinter SA	78,395	1,513,338
CaixaBank SA	80,295	1,224,326
Cellnex Telecom SA	8,151	249,986
CIE Automotive SA	1,198	34,932
Construcciones y Auxiliar de Ferrocarriles SA	1,179	97,232
Corp. ACCIONA Energias Renovables SA	664	16,508
Distribuidora Internacional de Alimentacion SA(1)	2,001	88,250
Ebro Foods SA	526	11,168
eDreams ODIGEO SA(1)(2)	5,733	37,021
Elecnor SA	7,185	261,206
Enagas SA	20,858	408,177
Endesa SA	28,843	1,408,262
Ferrovial NV	10,904	637,786
Gestamp Automocion SA	31,228	107,924
Grifols SA(2)	3,928	44,724
Grupo Empresarial San Jose SA	5,227	46,793
Iberdrola SA	146,584	3,412,738
Indra Sistemas SA	389	27,651
Industria de Diseno Textil SA	25,526	1,715,891
International Consolidated Airlines Group SA	133,322	773,641
Laboratorios Farmaceuticos Rovi SA	2,357	165,709
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	15,223	23,454
Logista Integral SA	5,301	222,046
119

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Mapfre SA	66,098	$342,510
Melia Hotels International SA	19,992	232,130
Miquel y Costas & Miquel SA	78	1,213
Naturgy Energy Group SA	2,310	78,971
Neinor Homes SA	1,125	20,260
Obrascon Huarte Lain SA(1)(2)	203,352	92,994
Pharma Mar SA	1,721	162,571
Prosegur Cash SA(2)	3,818	2,932
Prosegur Cia de Seguridad SA	6,467	21,651
Redeia Corp. SA	56,305	997,965
Repsol SA	116,089	3,702,610
Solaria Energia y Medio Ambiente SA(1)	3,272	64,311
Tecnicas Reunidas SA(1)	6,136	187,896
Telefonica SA	33,982	143,689
Tubacex SA(2)	5,516	18,181
Unicaja Banco SA	79,156	323,983
Vidrala SA(2)	1,240	129,266
Viscofan SA	1,813	120,476
		37,734,537
Sweden — 3.2%
AAK AB(2)	4,570	94,768
AcadeMedia AB	5,186	54,907
AddLife AB, B Shares	2,004	35,018
Addnode Group AB	6,167	29,757
AddTech AB, B Shares(2)	16,967	597,588
Alfa Laval AB	7,592	454,457
Alleima AB	12,806	163,362
Altra Fastigheter AB	7,630	59,809
Ambea AB	5,026	90,051
Annehem Fastigheter AB, B Shares(1)	226	385
Apotea AB(2)	8,491	68,675
AQ Group AB	6,137	138,547
Arjo AB, B Shares	31,096	91,041
Asker Healthcare Group AB	2,831	21,715
Asmodee Group AB, Class B(1)	6,822	109,732
Assa Abloy AB, Class B	13,148	489,269
Atlas Copco AB, A Shares	76,583	1,643,619
Atlas Copco AB, B Shares	44,502	826,966
Atrium Ljungberg AB, B Shares	18,677	48,852
Attendo AB	7,859	97,949
Avanza Bank Holding AB	13,844	579,992
Avarda Bank AB	3,718	80,925
Axfood AB(2)	9,376	238,923
Beijer Ref AB(2)	14,957	216,060
Better Collective AS(1)	2,325	28,860
Bilia AB, A Shares	10,863	165,937
Billerud AB	21,087	176,287
BioArctic AB(2)	5,177	171,686
BioGaia AB, B Shares	10,064	120,343
Boliden AB	22,135	1,302,121
Bonava AB, B Shares(1)(2)	11,151	11,837
BoneSupport Holding AB(1)	2,353	53,538
Boozt AB(1)(2)	8,144	127,415
120

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Bufab AB	5,678	$79,186
Bure Equity AB	3,765	123,509
Byggmax Group AB	9,397	50,159
Camurus AB(1)(2)	1,752	106,674
Cantargia AB(1)	35,058	6,689
Castellum AB(2)	28,225	385,613
Catena AB	3,340	132,173
Cibus Real Estate AB publ(2)	2,750	40,297
Clas Ohlson AB, B Shares	5,317	256,077
Cloetta AB, B Shares	14,476	86,438
Coffee Stain Group AB, Class B(1)(2)	30,865	60,905
Coor Service Management Holding AB	7,977	41,766
Corem Property Group AB, B Shares(2)	71,365	18,401
CTT Systems AB	656	10,038
Dios Fastigheter AB	12,952	86,738
Dynavox Group AB(2)	6,964	54,291
Electrolux AB, B Shares(1)(2)	34,416	100,306
Electrolux Professional AB, B Shares	15,550	79,213
Embracer Group AB(1)(2)	10,380	77,596
Enity Holding AB	2,001	16,239
Eolus AB, B Shares	472	2,308
Epiroc AB, A Shares	30,899	851,417
Epiroc AB, B Shares	18,283	428,163
EQT AB	8,757	303,265
Essity AB, B Shares	33,593	981,429
Evolution AB(1)	379	32,852
Fabege AB	13,704	102,332
Fastighets AB Balder, B Shares(1)	31,417	172,228
Fastighetsbolaget Emilshus AB, Class B(1)	1,328	7,231
FastPartner AB, Class A	3,692	16,380
G5 Entertainment AB	124	774
GARO AB(1)	383	454
Getinge AB, B Shares	7,857	199,433
Granges AB	6,466	121,613
Gruvaktiebolaget Viscaria(1)	29,219	71,339
H & M Hennes & Mauritz AB, B Shares(2)	32,482	593,395
Hacksaw AB(2)	6,725	55,575
Haypp Group AB(1)(2)	1,609	23,856
Hemnet Group AB	2,850	28,464
Hexagon AB, B Shares	75,206	783,577
Hexatronic Group AB(1)(2)	35,881	150,282
Hoist Finance AB	7,229	164,799
Holmen AB, B Shares	4,397	150,203
Hufvudstaden AB, A Shares	6,634	81,297
Husqvarna AB, B Shares	34,960	138,927
Industrivarden AB, A Shares	6,476	366,539
Indutrade AB	13,277	348,736
Instalco AB	11,720	46,289
Intea Fastigheter AB	3,409	25,908
Investment AB Latour, B Shares(2)	2,328	48,891
Investment AB Spiltan	827	15,871
JM AB(2)	9,857	133,444
John Mattson Fastighetsforetagen AB	886	5,523
121

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Klarna Group PLC(1)(2)	4,397	$64,592
Kopparbergs Bryggeri AB, B Shares	454	5,616
Lagercrantz Group AB, B Shares	6,122	143,445
Lifco AB, B Shares	4,745	156,680
Lime Technologies AB(2)	1,474	39,645
Lindab International AB	2,022	27,549
Logistea AB, Class B	24,985	34,127
Loomis AB	8,057	454,934
Medcap AB(1)	1,561	91,326
Medicover AB, B Shares	2,235	56,505
MEKO AB	6,469	50,001
Millicom International Cellular SA	11,446	1,073,177
MIPS AB	4,277	166,633
Modern Times Group MTG AB, B Shares(1)	5,344	73,953
Morrow Bank AB(1)	13,859	21,575
Munters Group AB(2)	9,514	166,356
Mycronic AB	16,034	545,520
NCAB Group AB	7,207	59,409
NCC AB, B Shares	12,812	240,258
Neobo Fastigheter AB(1)(2)	10,621	21,442
Net Insight AB, B Shares(1)	1	—
New Wave Group AB, B Shares(2)	6,100	55,684
Nibe Industrier AB, B Shares	62,491	277,952
NOBA Bank Group AB	8,666	77,958
Nobia AB(1)	5,547	8,802
Nolato AB, B Shares	19,075	105,788
Nordnet AB publ	12,315	462,804
Norion Bank AB(1)	6,272	43,881
NP3 Fastigheter AB(2)	2,600	68,502
Octave Intelligence PLC, SDR(1)(2)	13,808	275,273
Orron Energy AB(1)(2)	793	621
Ovzon AB(1)	10,891	44,196
Pandox AB(2)	8,150	144,050
Paradox Interactive AB	2,170	32,648
Peab AB, Class B	24,605	252,208
Platzer Fastigheter Holding AB, B Shares	5,734	42,778
Plejd AB(1)	707	72,489
Polestar Automotive Holding U.K. PLC, Class A, ADR(1)(2)	1,154	14,529
Proact IT Group AB	345	4,855
Ratos AB, B Shares	26,199	103,882
RaySearch Laboratories AB(2)	3,339	62,773
Rusta AB	10,753	91,066
Rvrc Holding AB	10,424	60,323
Saab AB, Class B	17,624	1,164,661
Sagax AB, B Shares	507	8,745
Samhallsbyggnadsbolaget i Norden AB(1)(2)	11,270	3,549
Sandvik AB	38,886	1,558,047
Saniona AB(1)	27,729	32,966
Scandi Standard AB(2)	4,996	75,039
Scandic Hotels Group AB	11,708	109,443
Sdiptech AB, Class B(1)	2,001	54,434
Sectra AB, B Shares	6,858	210,751
Securitas AB, B Shares	11,343	179,687
122

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Sinch AB(1)	21,789	$105,653
Skandinaviska Enskilda Banken AB, A Shares	58,565	1,367,463
Skanska AB, B Shares	25,761	730,887
SKF AB, B Shares	26,852	776,737
SkiStar AB	5,777	97,893
Solid Forsakring AB(2)	189	2,072
Spotify Technology SA(1)	1,238	673,002
SSAB AB, A Shares	15,682	168,680
SSAB AB, B Shares	49,152	532,105
Stendorren Fastigheter AB(1)	431	7,774
Storytel AB	8,790	99,980
Sveafastigheter AB(1)	4,749	15,155
Svenska Cellulosa AB SCA, B Shares	24,496	291,593
Svenska Handelsbanken AB, A Shares	68,178	1,050,678
Sweco AB, B Shares	5,394	72,337
Swedbank AB, A Shares	30,247	1,184,934
Swedish Orphan Biovitrum AB(1)	1,162	54,495
Synsam AB	12,647	77,519
Tele2 AB, B Shares(2)	26,071	461,835
Telefonaktiebolaget LM Ericsson, ADR(2)	143,711	1,450,044
Telia Co. AB	170,913	777,138
Trelleborg AB, B Shares	7,208	337,873
Troax Group AB(2)	1,877	29,019
Truecaller AB, B Shares	51,166	131,304
VBG Group AB, B Shares	560	18,287
Verisure PLC(1)(2)	2,071	21,384
Viaplay Group AB, B Shares(1)	190,660	26,365
Volvo AB, A Shares	2,916	105,141
Volvo AB, B Shares	23,132	834,376
Volvo Car AB, Class B(1)(2)	13,446	27,513
Wallenstam AB, B Shares(2)	29,233	120,080
Wihlborgs Fastigheter AB	16,050	128,875
Zinzino AB, Class B(2)	1,854	26,746
		37,653,557
Switzerland — 7.5%
ABB Ltd.	37,445	3,666,820
Accelleron Industries AG	14,610	1,315,597
Alcon AG	16,754	1,213,041
Allreal Holding AG	1,485	364,281
ams-OSRAM AG(1)	8,112	183,636
APG SGA SA	262	64,002
Arbonia AG(1)	3,283	18,881
Aryzta AG(1)	2,406	122,460
Ascom Holding AG	5,642	37,212
Autoneum Holding AG	352	55,732
Avolta AG(1)	6,491	365,702
Banque Cantonale Vaudoise	2,683	430,253
Barry Callebaut AG	420	578,328
Basilea Pharmaceutica Ag Allschwil(1)	1,914	150,259
Basler Kantonalbank	488	58,509
Belimo Holding AG	446	471,351
Bell Food Group AG	60	17,165
Bellevue Group AG	89	786
123

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Bergbahnen Engelberg-Truebsee-Titlis AG BET	87	$5,498
BKW AG	289	44,715
Bucher Industries AG	428	167,332
Burckhardt Compression Holding AG	515	325,465
Burkhalter Holding AG	1,403	227,421
Bystronic AG	14	2,618
Cembra Money Bank AG	3,912	428,766
Cham Swiss Properties AG	20	584
Chocoladefabriken Lindt & Spruengli AG	2	223,079
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	17	183,951
Cicor Technologies Ltd.(1)(2)	187	29,488
Cie Financiere Richemont SA, Class A	19,681	4,684,031
Cie Financiere Tradition SA, Class BR	281	94,152
Clariant AG(1)	30,723	412,536
Coltene Holding AG(2)	212	12,351
Daetwyler Holding AG, Bearer Shares	1,262	208,979
DKSH Holding AG	5,502	448,227
dormakaba Holding AG	2,690	192,245
EFG International AG(1)	11,488	227,018
Emmi AG	264	274,504
EMS-Chemie Holding AG	487	475,640
Flughafen Zurich AG	1,945	502,125
Forbo Holding AG	114	137,244
Fundamenta Real Estate AG	813	17,100
Galderma Group AG(1)	2,163	448,503
Geberit AG	1,206	849,665
Georg Fischer AG	4,489	311,144
Givaudan SA	65	263,569
Glarner Kantonalbank	388	12,332
Gurit Holding AG, Bearer Shares(1)	60	3,615
Helvetia Baloise Holding AG	3,975	1,052,838
Hiag Immobilien Holding AG	572	89,675
Holcim AG(1)	31,913	2,798,546
Huber & Suhner AG	1,711	351,906
Idorsia Ltd.(1)(2)	3,117	19,021
Implenia AG	2,599	212,715
Inficon Holding AG	1,506	310,190
Intershop Holding AG	521	102,819
Julius Baer Group Ltd.	23,515	2,183,500
Jungfraubahn Holding AG	573	182,246
Kardex Holding AG	649	207,372
Komax Holding AG(1)(2)	256	24,239
Kuehne & Nagel International AG	2,880	767,719
LEM Holding SA(1)	72	48,916
Leonteq AG(1)	1,575	41,460
Liechtensteinische Landesbank AG	79	10,945
Logitech International SA(2)	12,751	1,252,534
Lonza Group AG	3,979	2,835,652
Medacta Group SA	446	69,628
Medmix AG	3,056	34,103
Metall Zug AG, B Shares(1)	4	4,328
Mobilezone Holding AG	8,382	136,170
Mobimo Holding AG	776	328,591
124

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Montana Aerospace AG(1)	3,106	$90,317
Nestle SA	73,220	7,122,433
Newron Pharmaceuticals SpA(1)	2,358	36,034
Novartis AG, ADR	27,985	4,255,399
Novavest Real Estate AG(1)	190	9,301
OC Oerlikon Corp. AG Pfaeffikon	32,941	210,278
On Holding AG, Class A(1)	8,292	236,322
Orell Fuessli AG	41	7,359
Partners Group Holding AG	1,712	1,550,326
Peach Property Group AG(1)(2)	336	1,995
PolyPeptide Group AG(1)	2,539	138,301
PSP Swiss Property AG	3,499	629,079
R&S Group Holding AG(1)(2)	5,455	129,092
Rieter Holding AG(1)(2)	7,304	27,602
Roche Holding AG	20,524	8,946,840
Roche Holding AG, Bearer Shares	935	416,335
Sandoz Group AG	5,248	440,720
Schindler Holding AG	1,058	335,985
Schindler Holding AG, Bearer Participation Certificate	1,834	596,074
Schweiter Technologies AG	75	33,391
Schweizerische Nationalbank	2	7,525
Sensirion Holding AG(1)	1,455	145,837
SFS Group AG(1)	2,478	412,629
SGS SA	10,910	1,250,471
Siegfried Holding AG(1)	5,555	496,984
SIG Group AG(1)	2,920	49,317
Sika AG	3,938	934,076
SKAN Group AG	662	52,868
SMG Swiss Marketplace Group AG	631	25,102
Softwareone Holding AG(1)	1,972	23,192
Sonova Holding AG	357	102,387
St. Galler Kantonalbank AG	94	76,243
Straumann Holding AG	5,437	630,767
Sulzer AG	2,049	406,883
Swatch Group AG	1,119	50,806
Swatch Group AG, Bearer Shares	653	151,121
Swiss Life Holding AG	1,599	1,813,929
Swiss Prime Site AG	5,655	873,712
Swiss Re AG	20,855	3,616,720
Swisscom AG	2,341	1,811,896
Swissquote Group Holding SA	4,934	255,460
Tecan Group AG	1,034	252,479
Temenos AG	4,244	390,222
TX Group AG	184	37,093
UBS Group AG	147,883	8,240,041
Valiant Holding AG	2,016	372,995
VAT Group AG	617	458,236
Vaudoise Assurances Holding SA	141	133,620
Vetropack Holding AG	1,654	44,191
Vontobel Holding AG	3,695	425,808
VP Bank AG, Class A	81	9,492
VZ Holding AG	197	43,647
V-ZUG Holding AG(1)	38	1,973
125

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Ypsomed Holding AG(1)(2)	523	$257,028
Zehnder Group AG	1,023	91,843
Zurich Insurance Group AG	8,200	6,000,640
		88,553,441
United Kingdom — 12.4%
3i Group PLC	25,214	954,208
4imprint Group PLC	4,962	298,400
Aberdeen Group PLC	266,997	901,280
Admiral Group PLC	34,595	1,876,325
AEP Plantations PLC	26,400	73,260
Afentra PLC(1)	35,896	36,681
AG Barr PLC	7,153	57,738
Airtel Africa PLC	73,521	328,483
AJ Bell PLC	44,447	362,347
Alfa Financial Software Holdings PLC	13,165	29,693
AltynGold PLC(1)	1,825	31,197
Anglo American PLC	43,300	2,454,697
Antofagasta PLC	15,372	820,176
AO World PLC	29,412	38,210
Ashtead Technology Holdings PLC	11,784	55,351
ASOS PLC(1)	2,037	11,454
Associated British Foods PLC	8,532	235,321
AstraZeneca PLC	20,109	3,260,272
Atalaya Mining Copper SA	14,772	215,550
Autotrader Group PLC	37,262	264,282
Avation PLC	285	531
Aviva PLC	185,951	1,822,613
B&M European Value Retail PLC	27,589	88,366
Babcock International Group PLC	14,081	199,306
BAE Systems PLC	29,439	807,680
Balfour Beatty PLC	68,264	809,318
Barclays PLC, ADR	121,503	3,236,840
Barratt Redrow PLC	93,071	396,730
Beazley PLC	42,597	745,442
Bellway PLC	9,038	263,133
Berkeley Group Holdings PLC(1)	6,751	324,497
Big Technologies PLC(1)(2)	13,586	18,289
Bloomsbury Publishing PLC(2)	5,536	47,856
Bodycote PLC	4,049	49,735
boohoo Group PLC(1)(2)	39,860	11,147
BP PLC, ADR	149,799	6,421,883
Breedon Group PLC	25,376	121,541
BT Group PLC	686,598	1,900,097
Bunzl PLC	2,783	104,727
Burberry Group PLC(1)	41,266	597,319
Burford Capital Ltd. (London)(2)	4,035	17,368
Bytes Technology Group PLC(2)	39,757	233,629
Canal & SA	15,829	55,705
Capital Ltd.	8,495	13,029
Capricorn Energy PLC(1)	13,462	63,030
Central Asia Metals PLC	29,526	70,264
Centrica PLC	351,776	736,718
Chesnara PLC	23,333	118,860
126

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Close Brothers Group PLC(1)	15,701	$87,449
CMC Markets PLC	14,447	141,354
Coats Group PLC	243,002	265,487
Coca-Cola HBC AG(1)	15,507	953,566
Compass Group PLC	49,857	1,517,244
Computacenter PLC	5,698	434,917
Conduit Holdings Ltd.	16,417	100,987
Costain Group PLC	32,967	101,529
Crest Nicholson Holdings PLC(2)	35,216	30,448
CVS Group PLC	3,814	67,922
DCC Energy PLC	5,412	464,907
DFS Furniture PLC	14,813	33,181
Diageo PLC, ADR(2)	14,592	1,340,275
Diploma PLC	1,578	155,101
Domino's Pizza Group PLC	1,387	3,953
Dr. Martens PLC(2)	80,536	83,956
Drax Group PLC	50,034	523,557
Dunelm Group PLC	20,750	244,168
easyJet PLC	33,516	300,611
Ecora Royalties PLC	24,204	55,495
Endeavour Mining PLC	1,938	119,864
Energean PLC	16,014	159,451
EnQuest PLC	437,619	152,993
Experian PLC	5,839	237,693
FDM Group Holdings PLC	10,315	15,311
Ferrexpo PLC(1)	15,137	4,400
Firstgroup PLC(2)	59,495	143,432
Foresight Group Holdings Ltd.	11,752	78,537
Forterra PLC	16,351	31,329
Frasers Group PLC(1)	17,052	191,464
Fresnillo PLC	20,103	842,924
Frontier Developments PLC(1)	65	375
Fuller Smith & Turner PLC, Class A	988	10,010
Funding Circle Holdings PLC(1)	32,384	99,361
Galliford Try Holdings PLC	14,734	120,847
Games Workshop Group PLC	3,810	944,782
Gamma Communications PLC	9,892	152,014
Genel Energy PLC(1)	8,674	8,230
Georgia Capital PLC(1)	6,562	388,346
Glencore PLC	183,865	1,467,240
Goodwin PLC(2)	323	80,511
Grafton Group PLC	5,761	80,542
Greggs PLC(2)	18,913	470,256
GSK PLC, ADR	93,815	4,714,204
Gulf Keystone Petroleum Ltd.	10,676	27,869
Gulf Marine Services PLC(1)	114,766	28,273
Gym Group PLC(1)	24,178	63,887
Haleon PLC, ADR(2)	62,072	622,582
Halfords Group PLC	37,586	138,460
Halma PLC	5,565	270,606
Harbour Energy PLC	59,115	206,735
Hargreaves Services PLC	1,662	18,987
Hays PLC	36,679	38,241
127

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Headlam Group PLC(1)	1,141	$163
Helios Towers PLC	105,714	288,569
Hikma Pharmaceuticals PLC	7,112	154,778
Hill & Smith PLC	7,872	316,919
Hilton Food Group PLC	14,359	123,200
Hiscox Ltd.	29,285	724,550
Hochschild Mining PLC	54,610	483,044
Hollywood Bowl Group PLC	23,736	88,431
Howden Joinery Group PLC	40,700	432,559
HSBC Holdings PLC, ADR	69,506	7,168,849
Hunting PLC	21,321	118,600
Ibstock PLC	12,744	15,285
ICG PLC	14,594	393,506
IG Group Holdings PLC	5,810	109,812
IMI PLC	10,948	456,104
Impax Asset Management Group PLC(2)	2,916	4,472
Inchcape PLC	40,971	469,135
Informa PLC	10,281	123,982
IntegraFin Holdings PLC	30,774	165,465
InterContinental Hotels Group PLC	3,355	538,399
International Workplace Group PLC	23,879	60,677
Intertek Group PLC	3,215	252,617
Investec PLC	49,385	439,384
IP Group PLC(1)	83,193	81,630
IQE PLC(1)(2)	173,884	112,896
ITV PLC	216,587	207,075
J D Wetherspoon PLC(2)	9,577	110,367
J Sainsbury PLC	120,873	544,341
James Fisher & Sons PLC(1)	1,354	8,091
James Halstead PLC(2)	30,988	57,238
JD Sports Fashion PLC	342,726	397,434
JET2 PLC	9,165	186,234
Johnson Matthey PLC	18,176	554,723
Johnson Service Group PLC	60,798	121,564
Jubilee Metals Group PLC(1)(2)	357,059	12,335
Jupiter Fund Management PLC	9,481	21,684
Kainos Group PLC	9,759	163,149
Keller Group PLC	15,230	622,102
Kier Group PLC	18,708	65,588
Kingfisher PLC	160,852	679,894
Knights Group Holdings PLC	100	227
Lancashire Holdings Ltd.	38,219	315,715
Legal & General Group PLC	594,328	2,331,860
Lion Finance Group PLC	5,092	917,084
Liontrust Asset Management PLC	2,711	11,672
Lloyds Banking Group PLC, ADR	681,537	4,000,622
London Stock Exchange Group PLC	2,376	287,991
Luceco PLC	14,717	43,416
M&G PLC	287,674	1,355,542
Man Group PLC	77,581	321,804
Marks & Spencer Group PLC	225,086	1,193,258
Marshalls PLC	1,809	4,038
Marston's PLC(1)	85,708	60,399
128

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
McBride PLC	36,065	$100,003
Me Group International PLC	14,615	25,530
Mears Group PLC	15,351	88,040
Melrose Industries PLC	16,865	115,660
Metals Exploration PLC(1)(2)	159,966	35,416
Michael Page PLC	15,349	45,716
Mitchells & Butlers PLC(1)	24,636	93,333
Mitie Group PLC	71,514	200,913
MJ Gleeson PLC(2)	2,867	10,759
Molten Ventures PLC(1)	18,158	171,819
Mondi PLC	39,574	460,005
MONY Group PLC	48,195	132,324
Moonpig Group PLC	12,400	49,196
Morgan Advanced Materials PLC	45,655	147,594
Mortgage Advice Bureau Holdings PLC	3,509	24,145
Motorpoint group PLC(2)	72	121
MP Evans Group PLC	4,688	114,114
National Grid PLC, ADR(2)	27,627	2,186,953
NatWest Group PLC, ADR(2)	232,617	4,233,629
Next 15 Group PLC(2)	6,766	29,022
Next PLC	10,901	2,279,565
Norcros PLC	4,207	18,486
Ocado Group PLC(1)(2)	12,903	41,397
On the Beach Group PLC	20,320	52,913
OSB Group PLC	41,185	284,358
Oxford Instruments PLC	3,054	117,432
Pan African Resources PLC	389,799	709,187
Paragon Banking Group PLC	28,624	306,889
PayPoint PLC	2,412	20,431
Pearson PLC, ADR(2)	5,145	85,253
Pennon Group PLC	67,535	435,982
Persimmon PLC	15,575	246,169
Playtech PLC(1)(2)	3,187	17,423
Plus500 Ltd.	9,685	491,877
Polar Capital Holdings PLC	15,606	185,042
Pollen Street Group Ltd.	1,861	22,263
Prax Exploration & Production PLC(1)	154,073	1,687
Premier Foods PLC	10,225	27,359
Prudential PLC, ADR	47,271	1,289,080
PureTech Health PLC(1)(2)	13,280	22,495
PZ Cussons PLC	56,766	79,604
QinetiQ Group PLC	69,104	471,978
Quilter PLC	247,077	644,998
Rathbones Group PLC	909	20,904
Reach PLC(2)	31,263	18,009
Reckitt Benckiser Group PLC	28,572	1,973,222
RELX PLC, ADR	39,321	1,432,464
Renishaw PLC	80	5,524
Rentokil Initial PLC	25,994	122,209
RHI Magnesita NV	2,849	105,545
Rightmove PLC	81,965	562,624
Rio Tinto PLC, ADR	38,884	3,985,610
Rolls-Royce Holdings PLC	277,243	5,634,731
129

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Rotork PLC	27,082	$176,472
RS Group PLC	29,330	298,399
RWS Holdings PLC	20,183	34,110
S&U PLC	222	6,006
S4 Capital PLC(2)	123,833	83,198
Sage Group PLC	19,446	284,259
Savannah Energy PLC(1)	44,665	3,335
Schroders PLC	23,842	188,099
Secure Trust Bank PLC	4,191	84,283
Senior PLC	73,310	289,841
Serabi Gold PLC	10,430	44,709
Serco Group PLC	42,989	150,426
Serica Energy PLC	58,215	206,095
Severn Trent PLC	25,354	1,073,836
Shawbrook Group PLC(1)	6,060	25,712
Shell PLC, ADR	101,383	9,271,475
SIG PLC(1)	1,703	218
Smith & Nephew PLC, ADR(2)	14,512	417,365
Smiths Group PLC	37,683	1,317,009
Smiths News PLC	13,807	12,978
Softcat PLC	23,188	647,219
Speedy Hire PLC	39,890	9,795
Spirax Group PLC	2,951	280,863
Spire Healthcare Group PLC	32,933	104,167
SSE PLC	46,127	1,516,313
SSP Group PLC	92,717	252,240
St. James's Place PLC	60,248	950,370
Standard Chartered PLC	102,435	2,974,935
Standard Life PLC	67,899	857,094
SThree PLC	18,550	75,380
Sunbelt Rentals Holdings, Inc.	27,188	1,932,068
Sunbelt Rentals Holdings, Inc.(2)	13,316	962,480
Synthomer PLC(1)	16,457	21,902
Tatton Asset Management PLC	2,800	26,092
Taylor Wimpey PLC	260,704	298,138
TBC Bank Group PLC	7,810	529,466
Tesco PLC	422,026	2,612,727
Topps Tiles PLC	1,038	502
TP ICAP Group PLC	32,066	148,574
Trainline PLC(1)	19,879	52,850
Travis Perkins PLC	18,728	163,845
Trustpilot Group PLC(1)	47,786	186,422
TT Electronics PLC(1)	4,607	8,405
TUI AG	12,237	99,450
Tullow Oil PLC(1)	13,780	3,928
Unilever PLC, ADR	21,017	1,362,952
United Utilities Group PLC	60,173	1,159,299
Vanquis Banking Group PLC(1)	22,240	23,952
Vertu Motors PLC	30,540	37,541
Vesuvius PLC	19,909	104,274
Victrex PLC	9,264	105,077
Vistry Group PLC(1)(2)	26,524	107,027
130

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
Vodafone Group PLC, ADR	180,789	$2,899,856
Volution Group PLC	6,949	62,855
Vp PLC(2)	87	583
Watches of Switzerland Group PLC(1)	33,039	316,780
Watkin Jones PLC(1)	3,373	708
Weir PLC	18,300	699,057
WH Smith PLC	6,234	34,479
Whitbread PLC	23,591	774,842
Wickes Group PLC	36,378	94,944
Wise Group PLC(1)	81,049	1,057,667
XP Power Ltd.(1)	2,615	63,092
Yellow Cake PLC(1)	22,412	175,675
Young & Co.'s Brewery PLC, Class A	3,740	44,060
Zegona Communications PLC	2,926	64,110
Zigup PLC	42,367	250,878
		146,234,674
United States — 0.2%
Alcoa Corp.	424	21,048
Amrize Ltd.(1)	10,090	442,277
Carnival Corp. Ltd.	10,087	240,978
Coeur Mining, Inc.(2)	42,498	882,187
Dauch Corp.(1)	5,882	37,756
Diversified Energy Co.	4,927	74,195
Dole PLC	1,462	20,249
Keel Infrastructure Corp.(1)(2)	37,974	119,618
Newmont Corp.	6,802	863,020
Sunococorp LLC	1,081	83,994
Uranium Royalty Corp.(1)	4,800	20,208
		2,805,530
TOTAL COMMON STOCKS (Cost $949,346,906)		1,169,491,260
RIGHTS — 0.0%
Australia — 0.0%
Alliance Aviation Services Ltd.(1)	342	2
Canada — 0.0%
Greenfire Resources Ltd.(1)	4,000	4,762
Germany — 0.0%
Norma Group SE(1)	3,378	2,806
Sweden — 0.0%
Scandi Standard AB(1)	4,996	472
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	1,689
TOTAL RIGHTS (Cost $6,015)		9,731
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	1
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
Italy — 0.0%
Fincantieri SpA(1)(2)	3,222	4,475
TOTAL WARRANTS (Cost $—)		4,477
131

Schedule of Investments - Avantis International Equity Fund

	Shares	Value
SHORT-TERM INVESTMENTS — 4.1%
Money Market Funds — 4.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,265,833	$5,265,833
State Street Navigator Securities Lending Government Money Market Portfolio(3)	42,681,563	42,681,563
TOTAL SHORT-TERM INVESTMENTS (Cost $47,947,396)		47,947,396
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $997,300,317)		1,217,452,864
OTHER ASSETS AND LIABILITIES — (3.3)%		(39,325,797)
TOTAL NET ASSETS — 100.0%		$1,178,127,067

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.4%
Industrials	17.8%
Materials	12.3%
Consumer Discretionary	8.3%
Energy	7.0%
Information Technology	6.8%
Health Care	5.6%
Consumer Staples	4.6%
Utilities	4.1%
Communication Services	3.3%
Real Estate	1.0%
Short-Term Investments	4.1%
Other Assets and Liabilities	(3.3)%

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	6	September 2026	$2,309,700	$(28,059)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $83,969,390. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $88,102,147, which includes securities collateral of $45,420,584.

132

Schedule of Investments - Avantis International Equity Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$8,908,380	$63,629,516	—
Belgium	3,021,597	9,121,572	—
Canada	425,478	142,916,553	—
Denmark	5,260,804	12,444,305	—
Finland	734,450	11,327,497	—
France	10,740,089	79,965,026	—
Germany	5,481,611	79,896,215	—
Hong Kong	97,244	17,770,726	—
Israel	2,089,891	14,311,785	—
Italy	2,984,314	30,861,768	—
Japan	28,738,878	230,463,595	—
Netherlands	27,572,229	25,927,719	—
Norway	1,250,871	8,132,645	—
Singapore	608,488	18,787,058	—
Spain	12,695,022	25,039,515	—
Sweden	3,275,344	34,378,213	—
Switzerland	12,731,762	75,821,679	—
United Kingdom	58,892,644	87,342,030	—
United States	485,047	2,320,483	—
Other Countries	—	13,039,217	—
Rights	1,689	8,042	—
Warrants	—	4,477	—
Short-Term Investments	47,947,396	—	—
	$233,943,228	$983,509,636	—

Liabilities
Other Financial Instruments
Futures Contracts	$28,059	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$6,720
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$226,389
Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(87,454)

See Notes to Financial Statements.
133

Schedule of Investments - Avantis International Small Cap Value Fund
AUGUST 31, 2026

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 9.4%
29Metals Ltd.(1)	136,603	$37,147
Accent Group Ltd.(2)	72,198	36,965
Adairs Ltd.(2)	33,819	33,895
Aeris Resources Ltd.(1)	492,760	176,172
AIC Mines Ltd.(1)	135,461	78,503
Alliance Aviation Services Ltd.(2)	9,551	4,509
AMP Ltd.	180,813	307,977
Amplitude Energy Ltd.(1)	59,384	68,934
Appen Ltd.(1)(2)	149,294	121,200
ARB Corp. Ltd.(2)	15,512	213,158
Aurelia Metals Ltd.(1)	662,614	215,952
Aurizon Holdings Ltd.	388,987	1,019,104
Austal Ltd.(1)	41,404	122,518
Australian Agricultural Co. Ltd.(1)	38,261	36,460
Australian Finance Group Ltd.(2)	74,626	80,165
Bank of Queensland Ltd.	380,861	1,779,883
Beach Energy Ltd.(2)	1,952,817	1,210,346
Bendigo & Adelaide Bank Ltd.(2)	110,167	845,943
Black Cat Syndicate Ltd.(1)	238,288	183,441
Bravura Solutions Ltd.	7,897	17,870
Catalyst Metals Ltd.(1)	190,012	885,463
Cedar Woods Properties Ltd.	3,273	16,543
Challenger Ltd.	359,065	2,426,425
Champion Iron Ltd.(2)	312,036	782,298
Coast Entertainment Holdings Ltd.(1)	93,560	34,901
Coronado Global Resources, Inc.(1)	141,693	22,831
Credit Corp. Group Ltd.(2)	16,887	169,276
Cuscal Ltd.	48,019	189,895
Dyno Nobel Ltd.	623,817	1,687,197
Elders Ltd.	1,270	5,468
Emeco Holdings Ltd.(1)	88,013	71,812
EML Payments Ltd.(1)(2)	3,043	534
Endeavour Group Ltd.(2)	45,918	103,213
EVT Ltd.(2)	43,676	474,701
FleetPartners Group Ltd.	76,422	228,706
GenusPlus Group Ltd.	6,235	37,474
GrainCorp Ltd., A Shares	76,366	337,942
Grange Resources Ltd.(1)	222,445	21,469
GWA Group Ltd.	56,010	82,219
Harvey Norman Holdings Ltd.	22,994	70,455
Helia Group Ltd.	326,671	1,178,379
HUB24 Ltd.	126	6,825
Humm Group Ltd.(2)	50,226	15,297
Iluka Resources Ltd.(2)	392,559	1,923,640
Inghams Group Ltd.	374,841	544,616
Judo Capital Holdings Ltd.(1)	98,047	71,155
Jumbo Interactive Ltd.(2)	8,651	45,355
Karoon Energy Ltd.	994,535	1,247,287
Kogan.com Ltd.(2)	8,201	21,369
Lycopodium Ltd.	1,550	25,447
134

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Macmahon Holdings Ltd.	538,165	$381,161
Macquarie Technology Group Ltd.(1)(2)	4,539	184,845
Magellan Financial Group Ltd.	82,219	528,183
Metals X Ltd.(1)	600,157	819,982
Metro Mining Ltd.(1)	21,508	21,024
MGX Resources Ltd.(1)	54,215	14,369
Monadelphous Group Ltd.	72,904	1,502,996
Myer Holdings Ltd.(2)	297,353	42,576
Neuren Pharmaceuticals Ltd.(1)	7,243	102,238
New Hope Corp. Ltd.(2)	474,065	2,050,230
New Murchison Gold Ltd.(1)	967,305	47,784
Nine Entertainment Co. Holdings Ltd.	482,308	332,968
NRW Holdings Ltd.	362,914	1,961,645
Nufarm Ltd.(1)	332,523	754,393
Nuix Ltd.(1)	79,168	112,956
OFX Group Ltd.(1)(2)	32,997	19,618
Ora Banda Mining Ltd.(1)	406,743	445,408
Orora Ltd.	449,104	469,112
Pacific Current Group Ltd.	868	7,284
Pantoro Gold Ltd.(1)	96,751	187,866
Peet Ltd.	33,417	45,441
Pepper Money Ltd.	9,897	13,255
Perenti Ltd.	692,924	1,119,847
Perseus Mining Ltd.	1,111,586	5,161,604
Premier Investments Ltd.	690	5,699
Ramelius Resources Ltd.	1,180,857	3,240,651
Regis Resources Ltd.	784,072	4,660,213
Resimac Group Ltd.	17,203	11,770
Resolute Mining Ltd.(1)	2,465,223	2,420,004
Ricegrowers Ltd.(2)	6,040	57,732
Sandfire Resources Ltd.(1)	190,875	3,126,689
Sims Ltd.	115,063	2,001,767
Southern Cross Media Group Ltd.(2)	33,053	14,203
SRG Global Ltd.	201,617	549,374
St Barbara Ltd.(1)	229,669	126,559
Stanmore Resources Ltd.	221,517	434,359
Star Entertainment Group Ltd.(1)	1,115,633	103,805
Super Retail Group Ltd.(2)	124,404	1,196,930
Ten Sixty Four Ltd.(1)	4,832	35
Terracom Ltd.(1)(2)	194,588	11,184
Tyro Payments Ltd.(1)	106,005	55,738
Universal Store Holdings Ltd.(2)	9,488	55,784
Vault Minerals Ltd.	521,348	2,489,191
Viva Energy Group Ltd.	125,205	265,535
Wagners Holding Co. Ltd.	8,494	25,474
West African Resources Ltd.(1)	1,145,093	3,071,525
Westgold Resources Ltd.	150,223	685,680
Whitehaven Coal Ltd.	581,084	3,566,209
		63,821,229
Austria — 1.5%
AT&S Austria Technologie & Systemtechnik AG(1)	34,156	6,096,674
CPI Europe AG(1)	19,648	350,898
Lenzing AG(1)	44,493	1,182,261
135

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Oesterreichische Post AG	3,114	$112,225
Porr AG	36,227	1,566,154
UNIQA Insurance Group AG	8,250	168,608
Wienerberger AG	30,711	698,470
		10,175,290
Belgium — 1.2%
Bekaert SA	41,947	1,902,726
bpost SA(1)	1,050	1,576
Cie d'Entreprises CFE	3,893	51,110
CMB Tech NV	10,439	190,755
Deme Group NV	517	104,907
EVS	1,199	41,217
Gimv NV	4,528	230,651
Ion Beam Applications	887	16,541
Jensen-Group NV	135	11,733
KBC Ancora	2,117	229,118
Kinepolis Group NV	6,494	352,208
Proximus SADP	146,556	1,080,199
Solvay SA	59,479	1,785,513
Tessenderlo Group SA	11,847	315,796
Umicore SA	68,072	1,870,916
		8,184,966
Canada — 11.0%
ADENTRA, Inc.(2)	13,130	336,504
ADF Group, Inc.	2,700	31,189
Advantage Energy Ltd.(1)	98,100	787,801
Aecon Group, Inc.	26,375	826,485
AKITA Drilling Ltd.(1)(2)	6,188	17,100
Alaris Equity Partners Income	700	12,122
Algoma Central Corp.	200	3,391
Allied Gold Corp.(1)	27,100	639,004
Amerigo Resources Ltd.	83,081	491,550
Aris Mining Corp.(1)	57,121	1,142,049
Athabasca Oil Corp.(1)	270,200	2,072,388
AutoCanada, Inc.(1)(2)	4,900	78,771
B2Gold Corp.	786,052	4,310,397
Badger Infrastructure Solutions Ltd.	6,922	415,135
Baytex Energy Corp.	314,849	1,528,867
Birchcliff Energy Ltd.	53,215	250,726
Bonterra Energy Corp.(1)	5,800	25,151
Boston Pizza Royalties Income Fund	6,046	91,304
Brookfield Wealth Solutions Ltd.	3,650	150,509
Calfrac Well Services Ltd.(1)	4,100	20,797
Canacol Energy Ltd.(1)(2)	3,101	22
Canada Goose Holdings, Inc.(1)(2)	23,933	197,722
Canada Packers, Inc.	9,300	111,792
Canadian Tire Corp. Ltd., Class A(2)	4,100	555,620
Capstone Copper Corp.(1)	44,643	517,955
Cardinal Energy Ltd.(2)	76,900	665,270
Cargojet, Inc.(2)	5,100	311,016
Cascades, Inc.	43,700	521,833
Centerra Gold, Inc.	107,487	2,463,139
CES Energy Solutions Corp.	89,620	1,200,796
136

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Chorus Aviation, Inc.	2,123	$42,845
Cogeco Communications, Inc.	11,800	510,075
Cogeco, Inc.	2,500	101,230
Defi Technologies, Inc.(1)(2)	21,470	12,548
Doman Building Materials Group Ltd.(2)	2,200	16,985
Dorel Industries, Inc., Class B(1)(2)	877	1,006
Eldorado Gold Corp.(2)	95,700	4,286,631
Empire Co. Ltd., Class A	9,700	335,033
Enerflex Ltd.	76,086	1,551,420
Energy Fuels, Inc.(1)(2)	95,561	1,409,525
Ensign Energy Services, Inc.(1)	39,675	105,918
ERO Copper Corp.(1)	58,600	2,180,455
Evertz Technologies Ltd.	200	2,230
Finning International, Inc.	40,600	2,663,702
Fortuna Mining Corp.(1)	173,700	2,096,757
Frontera Energy Corp.	1,494	9,227
Galiano Gold, Inc.(1)	76,181	173,145
Headwater Exploration, Inc.	135,510	1,413,813
Hudbay Minerals, Inc.	173,125	4,955,351
iA Financial Corp., Inc.	75	10,703
Imperial Metals Corp.(1)	11,666	78,702
InPlay Oil Corp.	5,500	69,804
International Petroleum Corp.(1)(2)	16,902	424,395
Jaguar Mining, Inc.(1)	2,641	14,577
Journey Energy, Inc.(1)	520	2,202
K92 Mining, Inc.(1)	80,592	1,703,774
Kelt Exploration Ltd.(1)	57,800	442,065
Laurentian Bank of Canada(2)	8,327	243,931
Linamar Corp.	17,400	1,239,638
Logan Energy Corp.(1)(2)	71,900	59,141
Maple Leaf Foods, Inc.	52,851	1,012,823
Martinrea International, Inc.	49,060	362,831
Methanex Corp.	13,500	794,444
Mullen Group Ltd.(2)	20,631	384,798
North American Construction Group Ltd.(2)	14,249	191,124
North West Co., Inc.	27,500	963,328
Northland Power, Inc.	89,200	1,334,830
Obsidian Energy Ltd.(1)(2)	18,800	215,950
OceanaGold Corp.	138,933	4,086,943
Orezone Gold Corp.(1)	208,221	404,138
Paramount Resources Ltd., A Shares	46,900	1,069,332
Parex Resources, Inc.	54,100	1,113,267
PetroTal Corp.(1)	367,500	137,884
Peyto Exploration & Development Corp.(2)	113,100	2,053,174
PHX Energy Services Corp.	2,200	20,350
Pizza Pizza Royalty Corp.(2)	300	2,591
Precision Drilling Corp.(1)	5,910	541,898
Real Matters, Inc.(1)(2)	14,527	47,482
Rio2 Ltd.(1)	56,900	142,050
Rogers Sugar, Inc.(2)	25,835	126,384
Saturn Oil & Gas, Inc.(1)	20,400	93,319
South Bow Corp.	17,900	677,022
Spartan Delta Corp.(1)(2)	79,025	745,804
137

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Spin Master Corp., VTG Shares	25,900	$374,125
SSR Mining, Inc.	39,300	1,477,064
Stella-Jones, Inc.	3,404	169,445
Strathcona Resources Ltd.	12,600	388,832
Surge Energy, Inc.(2)	68,800	552,505
Tamarack Valley Energy Ltd.	346,400	3,389,144
Tenaz Energy Corp.(1)	3,956	185,733
Tidewater Midstream & Infrastructure Ltd.(1)(2)	3,100	46,300
Torex Gold Resources, Inc.	25,763	1,259,384
Total Energy Services, Inc.	8,700	197,232
Transcontinental, Inc., Class A	20,900	82,487
Trican Well Service Ltd.	99,105	447,633
Valeura Energy, Inc.(1)	65,200	637,910
Vermilion Energy, Inc.	115,263	1,477,848
Wajax Corp.	9,075	194,799
Wesdome Gold Mines Ltd.(1)	62,109	1,488,698
Western Forest Products, Inc.(1)(2)	1,156	15,105
Westshore Terminals Investment Corp.	3,800	113,099
		74,952,342
China — 0.0%
Ever Sunshine Services Group Ltd.	2,000	472
K Wah International Holdings Ltd.(2)	129,000	33,845
		34,317
Denmark — 1.8%
AL Sydbank	21,836	2,304,139
D/S Norden AS	20,982	1,172,820
Dfds AS(1)	20,213	470,945
H&H International AS, B Shares(1)	496	7,922
Harboes Bryggeri AS, Class B	336	6,726
NKT AS(1)	23,906	3,397,100
NTG Nordic Transport Group AS(1)	232	10,153
Per Aarsleff Holding AS	14,246	1,545,989
Schouw & Co. AS	5,069	614,309
Solar AS, B Shares(1)	3,968	125,970
TORM PLC, Class A	52,891	1,737,083
Zealand Pharma AS(1)	23,238	1,081,151
		12,474,307
Finland — 1.0%
Aspo OYJ	1,402	12,010
Atria OYJ	343	6,270
Bittium OYJ	261	11,240
Easor OYJ(1)	3,181	1,945
Finnair OYJ(1)	153,751	799,572
Harvia OYJ	205	10,612
Incap OYJ(1)(2)	1,360	13,358
Kalmar OYJ, B Shares	12,321	554,251
Kemira OYJ(2)	34,035	694,095
Lassila & Tikanoja OYJ(2)	13,271	110,217
Luotea PLC	12,112	27,406
Marimekko OYJ	9,644	107,334
Metsa Board OYJ, Class B(1)(2)	18,281	72,624
Nokian Renkaat OYJ(2)	100,216	1,913,925
Outokumpu OYJ	189,392	1,238,492
138

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Puuilo OYJ	76,455	$1,513,209
Talenom OYJ	3,181	4,586
Verkkokauppa.com OYJ	249	1,058
YIT OYJ(1)(2)	1,678	6,512
		7,098,716
France — 3.3%
Air France-KLM(1)	119,989	1,609,594
AKWEL SADIR	113	842
Alten SA	3,328	296,253
Antin Infrastructure Partners SA	1,193	12,122
Aperam SA	3,130	170,873
Arkema SA	38,602	2,686,588
Catana Group	4,546	9,937
Cie des Alpes	21,654	502,604
Clariane SE(1)	31,774	146,826
Coface SA	52,896	972,817
Derichebourg SA	104,367	1,118,100
Emeis SA(1)	26,181	397,602
Etablissements Maurel et Prom SA(2)	65,205	606,006
Euroapi SA(1)	31,710	33,784
Eutelsat Communications SACA(1)(2)	220,207	469,726
Guerbet(1)	63	564
ID Logistics Group SACA(1)	30	11,550
Imerys SA	8,438	243,453
Jacquet Metals SACA	893	21,409
JCDecaux SE	6,651	181,786
Kaufman & Broad SA	7,413	205,937
Louis Hachette Group	92,446	191,966
Maisons du Monde SA(1)(2)	12,783	3,213
Manitou BF SA	4,237	101,123
Mersen SA	17,622	777,534
Nexans SA	228	36,931
Nexity SA(1)(2)	16,608	127,277
North Atlantic Energies(2)	1,404	141,033
Opmobility	52,355	766,111
OVH Groupe SA(1)	4,613	80,126
Pullup Entertainment	1,787	16,868
SEB SA	6,744	467,976
SES SA	299,059	1,699,698
SMCP SA(1)(2)	34,159	270,391
Societe BIC SA	297	23,478
Solutions 30 SE(1)	15,873	10,493
Synergie SE	96	3,111
Television Francaise 1 SA(2)	43,894	347,907
Trigano SA	2,342	421,075
Ubisoft Entertainment SA(1)(2)	79,591	467,021
Unify Group(1)	1,855	3,705
Valeo SE	181,489	3,031,325
Vallourec SACA	116,997	2,545,149
Vicat SACA	8,612	643,752
X-Fab Silicon Foundries SE(1)	52,605	369,328
		22,244,964
Germany — 3.1%
2G Energy AG	4,228	270,591
7C Solarparken AG(1)	5,130	10,315
139

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Alzchem Group AG	2,802	$535,672
Aroundtown SA	8,132	17,990
Aumovio SE(1)	35,261	1,504,769
Aurubis AG	2,541	521,264
Baader Bank AG	2,427	18,804
Bijou Brigitte AG	1,293	70,312
Borussia Dortmund GmbH & Co. KGaA	34,225	131,606
Cewe Stiftung & Co. KGaA	3,936	482,516
Deutsche Rohstoff AG	2,046	205,334
Draegerwerk AG & Co. KGaA	622	60,163
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	307,712
Duerr AG	15,969	341,640
Einhell Germany AG, Preference Shares	508	44,387
Elmos Semiconductor SE	3,370	512,649
flatexDEGIRO SE	71,931	3,194,161
Formycon AG(1)	471	10,509
Friedrich Vorwerk Group SE	4,105	370,615
Gesco SE	473	7,830
Heidelberger Druckmaschinen AG(1)	189,120	323,652
Hornbach Holding AG & Co. KGaA	8,024	770,413
Indus Holding AG	4,638	198,232
Instone Real Estate Group SE	1,059	9,097
JOST Werke SE	6,742	489,122
Jungheinrich AG, Preference Shares	35,468	1,083,645
Koenig & Bauer AG(1)	6,503	68,042
Krones AG	2,045	286,199
KSB SE & Co. KGaA	1	1,098
KSB SE & Co. KGaA, Preference Shares	69	69,818
Lang & Schwarz AG	4,227	88,757
Lanxess AG	83,191	1,439,875
Multitude AG	937	6,556
Mutares SE & Co. KGaA	17,927	527,088
Norma Group SE	19,876	461,156
ProCredit Holding AG	7,223	73,270
SAF-Holland SE	42,006	1,080,818
Salzgitter AG	9,786	644,955
Schaeffler AG	76,463	654,264
Schott Pharma AG & Co. KGaA	16,775	449,444
SGL Carbon SE(1)	20,889	99,819
Sixt SE	12,294	1,041,439
Sixt SE, Preference Shares	13,191	934,954
SMA Solar Technology AG(1)	11,757	806,525
Steico SE	1,286	28,281
STO SE & Co. KGaA, Preference Shares	1,138	136,565
Suedzucker AG(1)	54,603	809,620
Villeroy & Boch AG, Preference Shares	195	3,406
Vossloh AG	192	13,594
Wacker Neuson SE	8,367	221,262
Wuestenrot & Wuerttembergische AG	1,983	33,240
		21,473,045
Hong Kong — 1.3%
Analogue Holdings Ltd.	12,000	1,528
Asia Tele-Net & Technology Corp. Ltd.	35,000	23,250
140

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
AustAsia Group Ltd.(1)	7,812	$1,736
Baozun, Inc., ADR(1)	11,154	31,677
Cafe de Coral Holdings Ltd.(2)	372,000	250,214
Chow Sang Sang Holdings International Ltd.	50,000	89,175
Crystal International Group Ltd.	205,000	182,776
Dah Sing Banking Group Ltd.	192,800	353,419
Dah Sing Financial Holdings Ltd.	106,400	615,997
Dickson Concepts International Ltd.	10,000	7,563
Dream International Ltd.	28,500	25,250
Eagle Nice International Holdings Ltd.	2,000	720
E-Commodities Holdings Ltd.(2)	1,418,000	136,348
Great Eagle Holdings Ltd.	9,000	17,459
Guotai Junan International Holdings Ltd.(2)	1,071,000	391,332
Hang Lung Group Ltd.	334,000	527,017
IGG, Inc.	293,000	114,287
International Housewares Retail Co. Ltd.	10,000	828
ITC Properties Group Ltd.(1)	6,000	1,964
Johnson Electric Holdings Ltd.	381,906	954,239
JS Global Lifestyle Co. Ltd.(1)(2)	65,000	12,080
Karrie International Holdings Ltd.	20,000	5,010
Kerry Properties Ltd.	124,000	291,083
Langham Hospitality Investments & Langham Hospitality Investments Ltd.	600	36
LK Technology Holdings Ltd.(2)	250	44
Man Wah Holdings Ltd.(2)	187,600	74,163
Midland Holdings Ltd.	208,000	50,919
New World Development Co. Ltd.(1)(2)	166,000	139,267
Oriental Watch Holdings	52,000	22,237
Pacific Basin Shipping Ltd.	3,308,000	1,759,055
PAX Global Technology Ltd.	210,000	109,126
Regina Miracle International Holdings Ltd.	25,000	8,286
Sa Sa International Holdings Ltd.	222,000	27,595
Shun Tak Holdings Ltd.(1)	406,000	24,521
Singamas Container Holdings Ltd.	268,000	15,046
SJM Holdings Ltd.(1)(2)	2,029,000	356,475
SmarTone Telecommunications Holdings Ltd.	92,000	56,500
Sun Hung Kai & Co. Ltd.	30,000	15,763
Tai Hing Group Holdings Ltd.	50,000	9,655
Ten Pao Group Holdings Ltd.	64,000	14,438
Texhong International Group Ltd.(1)	93,000	74,055
Texwinca Holdings Ltd.	26,000	3,231
Truly International Holdings Ltd.	218,000	23,316
TS Lines Ltd.(2)	182,000	319,615
United Energy Group Ltd.(1)(2)	9,780,000	518,608
United Laboratories International Holdings Ltd.(2)	368,000	386,613
VSTECS Holdings Ltd.	422,000	531,024
Yue Yuen Industrial Holdings Ltd.(2)	263,000	450,564
		9,025,104
Ireland — 0.2%
FBD Holdings PLC	2,442	52,891
Glanbia PLC	8,649	222,328
Glenveagh Properties PLC(1)	450,572	1,282,808
Origin Enterprises PLC	7,397	39,626
Permanent TSB Group Holdings PLC	4,574	15,663
		1,613,316
141

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Israel — 3.8%
Adgar Investment & Development Ltd.	786	$993
Africa Israel Residences Ltd.	193	15,131
Alony Hetz Properties & Investments Ltd.	26,576	283,266
Amot Investments Ltd.	43,709	285,544
Analyst IMS Investment Management Services Ltd.	1,011	46,225
Argo Properties NV(1)	4,403	193,052
Ashdod Refinery Ltd.(1)	1,929	78,597
Ayalon Holdings Ltd.	4,873	279,478
Bezeq The Israeli Telecommunication Corp. Ltd.	86,575	227,942
Big Shopping Centers Ltd.	614	139,204
Blue Square Real Estate Ltd.	1,700	170,620
Cellcom Israel Ltd.	11,701	138,509
Clal Insurance Enterprises Holdings Ltd.	35,583	3,141,958
Delek Automotive Systems Ltd.(1)	7,730	50,434
Delek Group Ltd.	59,430	1,680,512
Delek Yizum Nechasim Ltd.(1)	4,397	94,118
Delta Galil Ltd.	3,664	222,306
Direct Finance of Direct Group 2006 Ltd.	37	8,156
Dor Alon Energy in Israel 1988 Ltd.	81	4,819
El Al Israel Airlines Ltd.	199,514	1,137,288
Elco Ltd.	345	14,744
Energix-Renewable Energies Ltd.	189	1,296
Equital Ltd.(1)	6,646	239,683
Etoro Group Ltd., Class A(1)	14,676	469,338
Fattal Holdings 1998 Ltd.(1)	3,767	897,383
FIBI Holdings Ltd.	11,158	1,161,182
Fox Wizel Ltd.	2,503	274,349
G City Ltd.	62,715	236,817
Harel Insurance Investments & Financial Services Ltd.	22,904	1,481,606
IDI Insurance Co. Ltd.	5,506	483,453
Inmode Ltd.(1)	6,530	97,689
Isracard Ltd.(1)	19,692	74,463
Israel Canada TR Ltd.	44,144	211,779
Israel Corp. Ltd.	21,646	609,176
Isras Holdings Ltd.	163	20,704
Isras Investment Co. Ltd.	672	182,758
Land Development Nimrodi Group Ltd.	2,361	31,590
M Yochananof & Sons Ltd.	1,305	149,150
Malam-Team Holding Ltd.(1)	163	8,972
Menora Mivtachim Holdings Ltd.	8,542	1,473,954
Migdal Insurance & Financial Holdings Ltd.(1)	239,078	1,615,972
Mivne Real Estate KD Ltd.	34,520	148,656
Naphtha Israel Petroleum Corp. Ltd.	2,351	18,829
Neto Malinda Trading Ltd.	390	15,197
Nexxen International Ltd.(1)	7,690	74,977
Norstar Holdings, Inc.(1)	1,824	4,440
Oil Refineries Ltd.	1,988,452	1,407,972
Orion Retail Properties Ltd.(1)	5,277	2,978
Partner Communications Co. Ltd.	85,029	1,049,794
Perion Network Ltd.(1)	573	5,582
Phoenix Financial Ltd.	27,339	1,715,216
Property & Building Corp. Ltd.	90	8,411
142

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	$10,793
Retailors Ltd.(1)	1,186	7,477
Scope Metals Group Ltd.	69	6,781
Shikun & Binui Ltd.(1)	71	423
Shufersal Ltd.	126,605	1,596,974
Silicom Ltd.(1)	134	5,769
Summit Real Estate Holdings Ltd.	10,392	168,068
Tadiran Group Ltd.(1)	102	6,991
Tamar Petroleum Ltd.	6,676	62,506
Tera Light Ltd.(1)	1,388	7,644
Victory Supermarket Chain Ltd.	265	3,590
Wesure Global Tech Ltd.	2,595	11,902
YH Dimri Construction & Development Ltd.	35	4,319
ZIM Integrated Shipping Services Ltd.	58,921	1,614,435
		25,893,934
Italy — 2.4%
Aquafil SpA(1)(2)	14,237	23,482
Arnoldo Mondadori Editore SpA	27,447	66,929
Azimut Holding SpA	49,399	2,221,181
Banca IFIS SpA(2)	6,157	106,675
Banca Sistema SpA(1)	33,424	62,121
Banco di Desio e della Brianza SpA	7,077	143,725
BasicNet SpA	1,033	7,254
BFF Bank SpA(1)(2)	63,451	231,620
Brembo NV	35,232	414,436
Credito Emiliano SpA	54,843	1,292,169
d'Amico International Shipping SA(2)	78,261	669,071
Danieli & C Officine Meccaniche SpA(2)	3,363	259,956
Danieli & C Officine Meccaniche SpA, Preference Shares	4,205	219,485
Emak SpA	6,148	5,870
ERG SpA	45,965	1,187,470
Eurogroup Laminations SpA(1)	1,972	2,303
Fincantieri SpA(1)(2)	51,474	746,983
Gefran SpA	300	4,349
Geox SpA(1)	48,891	16,044
Iveco Group NV	47,702	772,409
MFE-MediaForEurope NV, Class A(2)	219,593	656,772
MFE-MediaForEurope NV, Class B(2)	43,705	185,489
NewPrinces SpA(1)(2)	17,092	314,703
Orsero SpA	717	14,245
OVS SpA	184,882	1,279,578
Safilo Group SpA(1)	165,929	349,277
Saipem SpA(2)	642,685	3,419,042
Salvatore Ferragamo SpA(1)	39,487	438,442
Sanlorenzo SpA(2)	3,244	142,960
Sesa SpA	2,174	240,355
TREVI - Finanziaria Industriale SpA(1)(2)	34,561	185,436
Webuild SpA(2)	247,529	638,904
Zignago Vetro SpA	6,820	54,826
		16,373,561
Japan — 31.6%
77 Bank Ltd.	49,700	1,235,761
AD Works Group Co. Ltd.(2)	4,500	12,218
143

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
AEON Financial Service Co. Ltd.(2)	73,000	$762,698
Aeon Hokkaido Corp.(2)	3,200	17,373
Aeon Kyushu Co. Ltd.	1,000	17,513
AFC-HD AMS Life Science Co. Ltd.	1,300	7,098
Ahresty Corp.	9,900	43,433
Aichi Steel Corp.	23,200	472,861
Air Water, Inc.	159,200	2,608,847
Airman Corp.	900	14,722
Airport Facilities Co. Ltd.	400	2,419
Aisan Industry Co. Ltd.	26,900	399,355
Akatsuki, Inc.	4,900	121,151
Akebono Brake Industry Co. Ltd.(1)	50,600	34,271
Alconix Corp.	20,700	436,711
Alfresa Holdings Corp.	66,100	957,118
Alinco, Inc.	200	1,423
Allied Telesis Holdings KK(2)	43,600	71,942
Alps Alpine Co. Ltd.	150,300	2,109,922
Amuse, Inc.	400	4,796
Amvis Holdings, Inc.	4,400	11,449
And ST HD Co. Ltd.	22,200	469,375
AOKI Holdings, Inc.	25,900	286,908
Arakawa Chemical Industries Ltd.	19,200	255,757
Arata Corp.	18,700	318,796
ARCLANDS Corp.(2)	55,500	643,554
Arcs Co. Ltd.(2)	29,000	679,404
ARE Holdings, Inc.	25,200	619,752
Artience Co. Ltd.	13,900	446,776
Asahi Co. Ltd.	11,500	95,397
Asahi Kogyosha Co. Ltd.	3,000	73,518
Asanuma Corp.	59,600	338,753
Asia Pile Holdings Corp.(2)	24,700	240,294
ASKA Pharmaceutical Holdings Co. Ltd.	400	5,291
Autobacs Seven Co. Ltd.	17,000	168,079
Awa Bank Ltd.	7,900	492,791
Axial Retailing, Inc.	55,500	446,928
Bando Chemical Industries Ltd.	14,300	223,024
Bank of Nagoya Ltd.	17,000	769,174
Bank of Saga Ltd.	10,400	426,255
Bank of the Ryukyus Ltd.	23,700	480,386
Belc Co. Ltd.	4,400	188,101
Belluna Co. Ltd.	20,300	137,786
Bic Camera, Inc.(2)	28,000	311,959
Blue Zones Holdings Co. Ltd.	26,300	303,700
BML, Inc.	7,200	165,281
Bookoff Group Holdings Ltd.	6,800	131,804
Buffalo, Inc.(2)	800	15,756
Bunka Shutter Co. Ltd.	1,100	13,098
Carlit Co. Ltd.(2)	3,100	40,918
Cawachi Ltd.	6,300	146,736
Central Glass Co. Ltd.	16,600	472,646
Ceres, Inc.	8,800	121,481
Charm Care Corp. KK	2,800	24,562
Chiba Kogyo Bank Ltd.	600	9,874
144

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Chino Corp.	1,900	$20,009
Chori Co. Ltd.	300	8,003
Chubu Shiryo Co. Ltd.	5,300	66,704
Chubu Steel Plate Co. Ltd.(2)	300	4,022
Chuetsu Pulp & Paper Co. Ltd.	2,700	37,966
Chuo Spring Co. Ltd.(2)	700	16,221
CMK Corp.	48,200	228,017
Computer Engineering & Consulting Ltd.	5,700	91,492
Cosmo Energy Holdings Co. Ltd.	34,600	923,577
Cosmos Pharmaceutical Corp.	16,800	684,740
Create SD Holdings Co. Ltd.	6,600	140,220
Credit Saison Co. Ltd.	46,300	1,348,943
CTI Engineering Co. Ltd.	1,700	34,315
CUC, Inc.(1)	3,200	14,895
Daicel Corp.	188,500	1,745,467
Daido Metal Co. Ltd.	43,400	330,642
Daido Steel Co. Ltd.	105,500	1,500,444
Daihatsu Infinearth Mfg Co. Ltd.	5,300	102,899
Daiichi Jitsugyo Co. Ltd.	900	21,439
Daiichikosho Co. Ltd.	26,300	312,670
Daiki Aluminium Industry Co. Ltd.	16,200	192,329
Daikoku Denki Co. Ltd.	3,200	51,432
Daikokutenbussan Co. Ltd.(2)	1,100	31,922
Daikyonishikawa Corp.	38,000	271,031
Daio Paper Corp.	92,600	569,883
Daishi Hokuetsu Financial Group, Inc.	49,500	802,989
Daishinku Corp.(2)	1,500	7,368
Daisue Construction Co. Ltd.	2,500	57,107
Daito Pharmaceutical Co. Ltd.	4,000	33,342
Daitron Co. Ltd.	5,800	145,902
Daiwabo Holdings Co. Ltd.	15,600	370,393
DCM Holdings Co. Ltd.	20,300	202,278
Denka Co. Ltd.(2)	44,700	934,555
Densan System Holdings Co. Ltd.	400	7,805
DIC Corp.	86,800	2,725,010
DKS Co. Ltd.	4,400	374,402
Doshisha Co. Ltd.	8,800	166,801
Eagle Industry Co. Ltd.(2)	14,200	271,322
Eco's Co. Ltd.	100	1,621
EDION Corp.	66,900	1,067,410
Ehime Bank Ltd.	13,200	258,748
Eizo Corp.	100	1,969
EJ Holdings, Inc.	1,100	12,962
Electric Power Development Co. Ltd.	60,900	1,557,610
Endo Lighting Corp.	8,900	142,911
eRex Co. Ltd.	10,100	54,909
ERI Holdings Co. Ltd.	1,200	12,662
Exedy Corp.	2,000	77,459
FCC Co. Ltd.	31,400	818,134
Feed One Co. Ltd.	4,000	35,872
FIDEA Holdings Co. Ltd.	3,420	61,426
Financial Partners Group Co. Ltd.(2)	5,800	62,587
First Bank of Toyama Ltd.(2)	27,600	584,777
145

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Foster Electric Co. Ltd.(2)	900	$17,085
FP Corp.	20,100	353,077
France Bed Holdings Co. Ltd.	3,100	25,552
Fuji Co. Ltd.(2)	12,200	156,970
Fuji Pharma Co. Ltd.	16,500	184,946
Fuji Seal International, Inc.	25,200	523,605
Fujibo Holdings, Inc.	8,700	186,539
Fujikura Composites, Inc.	3,600	61,290
FuKoKu Co. Ltd.	4,300	55,274
Fukui Bank Ltd.	6,300	274,643
Fukuyama Transporting Co. Ltd.	1,000	39,375
Furuya Metal Co. Ltd.(2)	10,900	615,119
Furyu Corp.	3,400	30,402
Fuso Chemical Co. Ltd.	23,400	435,095
Futaba Industrial Co. Ltd.	12,900	90,599
Future Innovation Group, Inc.(2)	33,100	249,960
Fuyo General Lease Co. Ltd.	45,300	1,252,019
Gakken Holdings Co. Ltd.	5,200	33,915
Gamecard Holdings, Inc.	1,700	30,351
Gecoss Corp.	400	4,401
Genky DrugStores Co. Ltd.	6,900	157,959
Geo Holdings Corp.	23,100	352,193
GLOBERIDE, Inc.	9,800	152,851
Glory Ltd.	43,700	1,323,449
GMO Financial Holdings, Inc.(2)	3,200	24,365
Godo Steel Ltd.(2)	2,100	40,018
Good Com Asset Co. Ltd.(2)	1,600	15,529
Greens Co. Ltd.	1,700	22,613
GS Yuasa Corp.	46,300	1,537,850
G-Tekt Corp.	28,000	408,442
Gunma Bank Ltd.	46,400	821,224
H2O Retailing Corp.	84,900	1,616,387
Hagihara Industries, Inc.	1,200	14,143
Hakudo Co. Ltd.	800	18,615
Hakuhodo DY Holdings, Inc.	116,800	998,478
Halows Co. Ltd.	4,300	110,818
Hamakyorex Co. Ltd.	35,700	414,451
Hanwa Co. Ltd.	42,400	495,721
Happinet Corp.	13,300	317,254
Hazama Ando Corp.	101,300	1,215,334
Heiwa Corp.	19,500	270,460
Heiwado Co. Ltd.	29,700	495,395
HI-LEX Corp.	700	11,730
Hirano Tecseed Co. Ltd.(2)	800	9,285
Hirata Corp.	9,800	217,634
HIS Co. Ltd.	6,500	47,741
Hodogaya Chemical Co. Ltd.	5,200	70,906
Hokko Chemical Industry Co. Ltd.	9,200	116,037
Hokuhoku Financial Group, Inc.	38,900	2,030,008
Hokuto Corp.	9,900	134,902
H-One Co. Ltd.	18,000	169,182
Hosiden Corp.	22,300	377,059
HS Holdings Co. Ltd.	900	6,399
146

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Hyakugo Bank Ltd.	29,700	$453,042
Hyakujushi Bank Ltd.	17,200	335,442
Ichiken Co. Ltd.	800	17,372
Ichikoh Industries Ltd.	4,500	15,876
Ichinen Holdings Co. Ltd.	6,900	117,987
Iino Kaiun Kaisha Ltd.(2)	84,700	937,654
i-mobile Co. Ltd.	15,600	50,801
Inabata & Co. Ltd.	9,800	271,314
INFRONEER Holdings, Inc.	185,900	3,311,191
Innotech Corp.	7,300	156,900
Internet Initiative Japan, Inc.	6,600	139,889
Inui Global Logistics Co. Ltd.(2)	5,300	71,869
IPS, Inc.(2)	7,100	186,844
Iriso Electronics Co. Ltd.	15,200	269,195
Iseki & Co. Ltd.	6,800	78,748
Ishihara Sangyo Kaisha Ltd.	32,200	640,676
Ito En Ltd.	64,500	1,223,105
Ito En Ltd., Preference Shares	15,300	170,854
Itochu Enex Co. Ltd.	22,700	321,433
IwaiCosmo Holdings, Inc.	16,100	473,235
Iwatani Corp.	25,200	348,085
Izumi Co. Ltd.(2)	94,700	610,742
J Trust Co. Ltd.	91,800	402,202
Jaccs Co. Ltd.	20,100	480,639
JAFCO Group Co. Ltd.(2)	800	11,691
Japan Aviation Electronics Industry Ltd.	16,000	247,582
Japan Business Systems, Inc.	2,800	29,004
Japan Cash Machine Co. Ltd.	7,900	63,085
Japan Investment Adviser Co. Ltd.	7,300	97,099
Japan Petroleum Exploration Co. Ltd.	95,900	1,147,992
Japan Property Management Center Co. Ltd.	2,300	33,743
Japan Pulp & Paper Co. Ltd.	52,600	396,422
Japan Transcity Corp.	7,000	62,763
Japan Wool Textile Co. Ltd.	1,300	16,040
JGC Holdings Corp.	54,500	799,434
JM Holdings Co. Ltd.	5,800	52,827
J-Oil Mills, Inc.	2,600	37,748
Joshin Corp.	14,100	399,284
JSP Corp.	7,200	141,549
JTEKT Corp.	190,200	2,542,628
Juroku Financial Group, Inc.	59,000	969,066
JVCKenwood Corp.(2)	123,200	793,522
Kaga Electronics Co. Ltd.	39,300	1,241,327
Kamei Corp.	11,400	331,011
Kanadevia Corp.	162,000	1,196,283
Kanamoto Co. Ltd.	37,000	1,276,746
Kaneka Corp.	38,800	1,509,944
Kanematsu Corp.	141,800	1,994,467
Kanto Denka Kogyo Co. Ltd.	700	9,975
Kato Sangyo Co. Ltd.	5,000	208,880
Kawada Technologies, Inc.	14,500	125,343
Keihan Holdings Co. Ltd.	34,100	682,666
Keihanshin Building Co. Ltd.(2)	400	2,806
147

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Keikyu Corp.	29,200	$286,500
Keio Corp.	101,700	497,898
Keiyo Bank Ltd.	8,400	148,824
Kenko Mayonnaise Co. Ltd.	1,300	16,575
KH Neochem Co. Ltd.	9,300	201,196
Kintetsu Group Holdings Co. Ltd.	37,100	809,723
Kitz Corp.	30,200	360,553
Kiyo Bank Ltd.	19,800	627,868
Koa Corp.	20,500	299,401
Koatsu Gas Kogyo Co. Ltd.	2,900	22,507
Kohnan Shoji Co. Ltd.(2)	17,200	483,174
Kojima Co. Ltd.(2)	13,300	115,205
Komeri Co. Ltd.	22,100	533,550
Komori Corp.	11,200	142,426
Konica Minolta, Inc.	87,900	364,503
Konishi Co. Ltd.	2,500	22,726
Konoike Transport Co. Ltd.	20,700	377,105
Kosaido Holdings Co. Ltd.(2)	60,800	210,402
KPP Group Holdings Co. Ltd.	38,900	268,854
KRS Corp.	1,600	31,791
K's Holdings Corp.	32,900	400,728
Kumiai Chemical Industry Co. Ltd.	33,200	161,655
Kurabo Industries Ltd.	2,700	192,215
Kuraray Co. Ltd.	273,200	3,150,774
Kureha Corp.	9,800	277,476
KYB Corp.	31,100	925,836
Kyoei Steel Ltd.	5,600	72,081
Kyoritsu Maintenance Co. Ltd.	36,800	792,389
Kyushu Leasing Service Co. Ltd.	1,800	18,202
Kyushu Railway Co.	53,600	1,213,785
Lacto Japan Co. Ltd.	400	8,675
Life Corp.(2)	34,300	579,930
LIFULL Co. Ltd.	23,300	34,924
Look Holdings, Inc.	1,000	16,787
Macnica Holdings, Inc.	101,400	2,337,266
Mamiya-Op Co. Ltd.	400	2,715
Mars Group Holdings Corp.	5,400	109,263
Marubun Corp.	7,400	87,402
Marudai Food Co. Ltd.	11,500	163,606
Maruzen Showa Unyu Co. Ltd.	1,200	55,175
Matsuda Sangyo Co. Ltd.	300	13,066
Maxell Ltd.	6,400	104,811
Mebuki Financial Group, Inc.	81,100	861,713
Medipal Holdings Corp.	10,800	195,214
Megachips Corp.	200	13,556
Megmilk Snow Brand Co. Ltd.	32,200	751,091
Meidensha Corp.	200	14,752
Meiji Shipping Group Co. Ltd.	4,400	28,585
Meisei Industrial Co. Ltd.	800	8,580
Meiwa Corp.	7,500	46,136
METAWATER Co. Ltd.	1,200	23,378
MIMAKI ENGINEERING Co. Ltd.	11,500	140,919
Ministop Co. Ltd.	800	9,020
148

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Miraial Co. Ltd.	1,700	$20,225
Miraini Holdings Co. Ltd.	300	4,514
Mirait One Corp.	39,300	888,529
Mito Securities Co. Ltd.	6,100	37,149
Mitsuba Corp.	33,900	281,313
Mitsubishi Materials Corp.(2)	24,500	860,116
Mitsubishi Motors Corp.(2)	375,900	921,816
Mitsubishi Paper Mills Ltd.(2)	3,300	24,994
Mitsubishi Research Institute, Inc.	200	6,453
Mitsubishi Steel Manufacturing Co. Ltd.	7,100	108,885
Mitsui DM Sugar Co. Ltd.	2,300	52,728
Mitsui High-Tec, Inc.	106,200	626,579
MIXI, Inc.	11,800	268,784
Miyaji Engineering Group, Inc.(2)	10,500	105,584
Miyazaki Bank Ltd.	32,000	528,086
Mizuho Leasing Co. Ltd.	53,000	454,943
Mizuho Medy Co. Ltd.	1,500	16,414
Morinaga Milk Industry Co. Ltd.	36,400	260,736
Moriroku Co. Ltd.	5,500	101,288
Muninova Holdings, Inc.	87,100	241,956
Musashi Seimitsu Industry Co. Ltd.	40,300	813,183
Musashino Bank Ltd.	47,100	829,324
Nachi-Fujikoshi Corp.	12,300	429,736
Nafco Co. Ltd.	1,100	14,767
Nagano Keiki Co. Ltd.	7,500	197,172
Nagase & Co. Ltd.	200	1,464
Nagase Brothers, Inc.	1,200	17,808
Nagoya Railroad Co. Ltd.(2)	187,200	2,221,942
Nakayama Steel Works Ltd.	11,300	44,810
Namura Shipbuilding Co. Ltd.	54,500	1,640,064
NANKAI Co. Ltd.	42,200	819,382
Nanto Bank Ltd.	102,800	1,262,540
Nasu Denki Tekko Co. Ltd.	100	12,633
NEC Capital Solutions Ltd.(2)	4,900	130,237
NH Foods Ltd.	27,000	1,064,480
Nichicon Corp.	700	11,981
Nichirin Co. Ltd.	2,700	70,410
Nihon Dempa Kogyo Co. Ltd.	24,000	412,656
Nihon Dengi Co. Ltd.	800	11,766
Nihon Flush Co. Ltd.	400	1,768
Nihon House Holdings Co. Ltd.	7,900	16,250
Nihon Nohyaku Co. Ltd.(2)	6,500	51,912
Nihon Tokushu Toryo Co. Ltd.	500	8,489
Nihon Yamamura Glass Co. Ltd.(2)	2,600	47,884
Nikkiso Co. Ltd.	28,000	655,417
Nippon Beet Sugar Manufacturing Co. Ltd.	200	6,784
Nippon Carbide Industries Co., Inc.	5,800	122,650
Nippon Chemical Industrial Co. Ltd.	7,500	255,657
Nippon Chemi-Con Corp.(2)	19,900	362,369
Nippon Concrete Industries Co. Ltd.	2,500	5,918
Nippon Denko Co. Ltd.	68,500	188,095
Nippon Densetsu Kogyo Co. Ltd.	400	9,873
Nippon Light Metal Holdings Co. Ltd.	48,800	920,368
149

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Nippon Paper Industries Co. Ltd.	134,800	$1,192,556
Nippon Rietec Co. Ltd.	1,800	28,442
Nippon Seiki Co. Ltd.	24,200	412,089
Nippon Shinyaku Co. Ltd.	2,100	46,599
Nippon Shokubai Co. Ltd.	73,000	1,217,949
Nippon Signal Co. Ltd.	23,300	270,338
Nippon Thompson Co. Ltd.	47,100	524,656
Nippon Yakin Kogyo Co. Ltd.(2)	12,400	423,178
Nipro Corp.	123,600	1,189,625
Nishikawa Rubber Co. Ltd.	300	7,010
Nishi-Nippon Financial Holdings, Inc.	36,100	1,096,391
Nishi-Nippon Railroad Co. Ltd.	25,200	492,325
Nishio Holdings Co. Ltd.	19,900	577,378
Nissan Shatai Co. Ltd.	46,400	268,064
Nissei ASB Machine Co. Ltd.	100	5,574
Nissha Co. Ltd.	8,400	67,044
Nisshinbo Holdings, Inc.	14,300	204,061
Nissui Corp.	142,700	1,137,145
NITTAN Corp.	5,600	17,811
Nittetsu Mining Co. Ltd.(2)	40,000	948,740
Nittoku Co. Ltd.	4,400	68,494
Nojima Corp.	165,900	1,325,963
NOK Corp.	40,200	772,284
North Pacific Bank Ltd.	71,300	576,141
NPR-RIKEN Corp.	11,900	295,275
NS United Kaiun Kaisha Ltd.	11,300	741,185
NSK Ltd.	56,700	390,805
NTN Corp.	558,900	1,303,145
Oiles Corp.	3,700	67,806
Oisix, Inc.(2)	900	9,580
Okasan Securities Group, Inc.	10,700	82,341
Oki Electric Industry Co. Ltd.	86,500	1,545,686
Okinawa Cellular Telephone Co.	2,300	59,825
Okinawa Financial Group, Inc.	5,800	270,092
Okumura Corp.	2,900	105,519
Okura Industrial Co. Ltd.	900	32,154
Okuwa Co. Ltd.(2)	4,600	23,026
Optex Group Co. Ltd.	800	16,299
Orient Corp.(2)	47,370	256,562
Osaka Steel Co. Ltd.(1)	14,500	248,886
Osaki Electric Co. Ltd.	13,000	125,222
OSG Corp.	31,100	719,305
Pack Corp.	1,800	17,310
PAL GROUP Holdings Co. Ltd.	1,400	13,242
Pan Pacific International Holdings Corp.	590	2,979
Park24 Co. Ltd.	24,100	302,172
Penta-Ocean Construction Co. Ltd.	217,700	1,970,426
PILLAR Corp.(2)	200	12,634
Press Kogyo Co. Ltd.	61,100	384,463
Prima Meat Packers Ltd.	4,200	64,459
PS Construction Co. Ltd.	14,700	210,290
Raito Kogyo Co. Ltd.	300	7,183
Raiznext Corp.(2)	3,700	71,089
150

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Rengo Co. Ltd.	171,900	$1,750,238
Resorttrust, Inc.	30,500	360,440
Restar Corp.	14,500	497,678
Retail Partners Co. Ltd.	2,700	23,452
Ricoh Leasing Co. Ltd.	13,800	591,732
Riken Technos Corp.	21,900	356,114
Rion Co. Ltd.	6,000	124,462
Round One Corp.	85,300	718,329
Ryobi Ltd.	19,800	343,069
RYODEN Corp.	500	14,863
S Foods, Inc.(2)	900	16,443
Sakai Chemical Industry Co. Ltd.	16,800	412,651
Sakata INX Corp.	13,800	231,404
Sakura Internet, Inc.(2)	300	7,331
Sala Corp.	17,800	136,464
San Holdings, Inc.	800	6,778
San ju San Financial Group, Inc.	50,800	711,824
San-Ai Obbli Co. Ltd.	9,700	148,012
San-In Godo Bank Ltd.	43,100	709,651
SANIX HOLDINGS, Inc.	1,600	2,742
Sanki Engineering Co. Ltd.	38,200	576,712
Sanko Gosei Ltd.	1,200	6,853
Sankyo Co. Ltd.	7,800	97,886
Sankyo Frontier Co. Ltd.	400	5,909
Sankyo Tateyama, Inc.	5,700	23,947
Sankyu, Inc.	11,500	598,068
Sansha Electric Manufacturing Co. Ltd.	2,000	14,779
Sanshin Electronics Co. Ltd.	7,700	161,722
Sanyo Chemical Industries Ltd.	5,600	224,901
Sanyo Trading Co. Ltd.	5,200	39,105
Sato Corp.	21,000	372,416
SBI Leasing Services Co. Ltd.(2)	4,000	67,867
SBS Holdings, Inc.	11,300	369,212
Scroll Corp.	20,000	226,286
Seed Co. Ltd.	1,600	7,939
Seika Corp.	5,300	105,192
Seiko Electric Co. Ltd.	1,200	16,843
Seiko Group Corp.	22,600	1,660,162
Sekisui Kasei Co. Ltd.	2,100	8,088
SEMITEC Corp.	800	11,309
Senko Group Holdings Co. Ltd.	134,400	1,880,498
Senshu Electric Co. Ltd.	5,000	228,749
Senshu Ikeda Holdings, Inc.	142,600	972,250
SERENDIP HOLDINGS Co. Ltd.(1)	3,800	34,761
Seven Bank Ltd.(2)	338,300	716,288
Shibaura Machine Co. Ltd.	3,900	109,386
Shibusawa Logistics Corp.	400	5,229
Shikoku Bank Ltd.	11,400	261,721
Shin Nippon Air Technologies Co. Ltd.	800	15,938
Shin Nippon Biomedical Laboratories Ltd.	1,000	8,669
Shinagawa Refra Co. Ltd.	10,700	138,752
Shindengen Electric Manufacturing Co. Ltd.	4,600	90,373
Shinmaywa Industries Ltd.	62,100	767,045
151

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Shinnihon Corp.	14,000	$205,332
Shinsho Corp.	4,800	92,573
Shinwa Co. Ltd.	400	7,744
Ship Healthcare Holdings, Inc.	41,500	619,747
Showa Sangyo Co. Ltd.	14,100	331,394
Siix Corp.	42,300	423,219
Sintokogio Ltd.	6,700	50,019
SK-Electronics Co. Ltd.	2,200	44,881
Soda Nikka Co. Ltd.	2,600	22,025
Sodick Co. Ltd.	20,800	227,830
Software Service, Inc.	400	30,999
Soken Chemical & Engineering Co. Ltd.	3,100	73,606
Sotetsu Holdings, Inc.	7,400	121,824
Stanley Electric Co. Ltd.	83,200	1,882,960
Starts Corp., Inc.	11,300	333,999
Studio Alice Co. Ltd.(2)	700	8,313
Subaru Enterprise Co. Ltd.	500	11,763
Sumida Corp.	35,200	266,524
Sumitomo Chemical Co. Ltd.	982	3,495
Sumitomo Osaka Cement Co. Ltd.	34,500	1,226,147
Sumitomo Rubber Industries Ltd.	63,200	883,222
Sumitomo Seika Chemicals Co. Ltd.	29,500	280,237
Sumitomo Warehouse Co. Ltd.	600	15,840
Suncall Corp.	100	1,294
Sun-Wa Technos Corp.(2)	2,500	66,410
Suzuken Co. Ltd.	12,400	399,344
Suzuki Co. Ltd.	6,700	130,216
T RAD Co. Ltd.	33,900	334,275
Tachibana Eletech Co. Ltd.	2,300	58,089
Tachikawa Corp.	400	6,748
Tachi-S Co. Ltd.	14,000	206,615
Taiheiyo Cement Corp.	121,800	3,218,618
Taiho Kogyo Co. Ltd.	4,900	34,597
Taisei Oncho Co. Ltd.	700	22,262
Takamatsu Construction Group Co. Ltd.	400	10,574
Takamiya Co. Ltd.	1,000	2,511
Takara Standard Co. Ltd.	36,200	717,572
Takasago International Corp.	43,800	369,352
Takashimaya Co. Ltd.(2)	204,600	2,996,998
Take & Give Needs Co. Ltd.	2,600	12,131
Tamura Corp.	28,900	151,359
Tanseisha Co. Ltd.	600	5,736
Tazmo Co. Ltd.	6,400	139,603
Techno Horizon Co. Ltd.	7,200	45,113
Techno Ryowa Ltd.	4,200	181,310
Teijin Ltd.	186,100	2,039,831
Tekken Corp.	200	5,674
Tekscend Photomask Corp.	19,200	448,292
Tera Probe, Inc.	3,600	252,378
Tigers Polymer Corp.	900	5,870
TKP Corp.(1)	4,800	56,696
Toa Corp.	8,700	114,566
TOA ROAD Corp.	1,400	14,215
152

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Toagosei Co. Ltd.	7,600	$88,936
Tobu Railway Co. Ltd.	75,900	1,427,721
Toda Corp.	34,500	330,258
Toenec Corp.	38,100	519,858
Toho Bank Ltd.	30,100	186,015
Toho Co. Ltd.	8,400	74,869
Tokai Carbon Co. Ltd.	214,800	2,425,008
Tokai Corp.	1,000	15,911
TOKAI Holdings Corp.	88,300	722,897
Tokai Rika Co. Ltd.	42,100	834,141
Token Corp.	1,300	112,222
Tokuyama Corp.	48,600	1,218,529
Tokyo Electron Device Ltd.	9,600	256,064
Tokyo Energy & Systems, Inc.	11,400	146,033
Tokyo Kiraboshi Financial Group, Inc.	208,200	2,258,223
Tokyo Rope Manufacturing Co. Ltd.	6,900	83,978
Tokyo Tekko Co. Ltd.(2)	17,100	220,134
Tokyotokeiba Co. Ltd.	3,800	120,040
Tokyu Construction Co. Ltd.	82,400	608,299
Toli Corp.	6,800	30,360
Tomen Devices Corp.	2,000	428,342
Tomoku Co. Ltd.	7,900	219,759
TOMONY Holdings, Inc.	164,700	1,152,067
Topre Corp.	34,200	718,133
Topy Industries Ltd.	7,900	152,475
Torex Semiconductor Ltd.	4,800	59,019
Torishima Pump Manufacturing Co. Ltd.(2)	6,300	117,558
Toshiba TEC Corp.	7,600	149,815
Tosho Co. Ltd.	3,800	17,453
Totech Corp.	300	7,190
Totetsu Kogyo Co. Ltd.	400	9,950
Towa Pharmaceutical Co. Ltd.	7,600	185,060
Toyo Seikan Group Holdings Ltd.	52,900	1,487,934
Toyo Tire Corp.	83,300	1,951,127
Toyobo Co. Ltd.	92,200	960,403
Toyoda Gosei Co. Ltd.	85,800	2,937,534
Toyota Boshoku Corp.	72,400	1,028,034
TPR Co. Ltd.	27,400	275,942
Traders Holdings Co. Ltd.	4,600	39,872
Transcosmos, Inc.	7,200	167,484
TRE Holdings Corp.	41,724	500,267
Trusco Nakayama Corp.	4,400	66,708
Tsubakimoto Chain Co.	17,800	301,511
Tsubakimoto Kogyo Co. Ltd.(2)	1,100	20,174
Tsuburaya Fields Holdings, Inc.(2)	1,200	19,603
Tsugami Corp.	25,600	843,946
Tsukuba Bank Ltd.(2)	62,800	296,051
Tsuzuki Denki Co. Ltd.	1,200	32,083
Tv Tokyo Holdings Corp.	2,000	43,450
UACJ Corp.	68,700	1,001,232
Uchida Yoko Co. Ltd.	38,500	563,785
UEX Ltd.	1,900	15,687
Umios Corp.	128,000	1,037,213
153

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Unipres Corp.	28,600	$239,172
United Super Markets Holdings, Inc.(2)	26,900	137,206
UNITED, Inc.	800	2,712
Unitika Ltd.(1)	64,400	669,236
Valor Holdings Co. Ltd.	42,100	862,369
Vertex Corp.	2,400	17,773
Vital KSK Holdings, Inc.	10,100	104,882
VT Holdings Co. Ltd.	48,300	162,453
Wacom Co. Ltd.	32,500	169,109
Wakita & Co. Ltd.	1,200	14,481
Warabeya Nichiyo Holdings Co. Ltd.(2)	8,900	155,945
Washington Hotel Corp.	700	10,150
Wellnet Corp.	3,400	13,605
Xebio Holdings Co. Ltd.	900	6,533
Yahagi Construction Co. Ltd.	3,200	44,461
YAMABIKO Corp.	11,900	327,143
Yamada Holdings Co. Ltd.	3,100	13,890
Yamae Group Holdings Co. Ltd.	16,400	293,309
Yamaichi Electronics Co. Ltd.	3,500	175,217
Yasuda Logistics Corp.	2,200	34,704
Yellow Hat Ltd.	1,000	11,030
Yokogawa Bridge Holdings Corp.	26,000	481,751
Yokorei Co. Ltd.	23,400	321,743
Yorozu Corp.	1,600	9,172
Yuasa Co. Ltd.	11,600	467,226
Yurtec Corp.(2)	21,700	346,988
Yushiro, Inc.	700	13,020
Zacros Corp.	25,100	202,571
Zenrin Co. Ltd.	32,600	190,809
Zeon Corp.	89,900	1,408,284
		215,563,238
Netherlands — 1.3%
Alfen NV(1)	6,414	85,548
Basic-Fit NV(1)	23,886	929,917
Brunel International NV(2)	6,098	53,844
Constellium SE(1)	74,461	1,968,004
Corbion NV	24,036	564,068
ForFarmers NV	13,958	93,583
Fugro NV(2)	9,927	103,232
Kendrion NV	3,360	76,527
Koninklijke BAM Groep NV	96,676	1,305,412
Koninklijke Heijmans NV, CVA	12,434	1,278,772
Koninklijke Vopak NV	2,558	142,812
Nedap NV	423	45,328
SBM Offshore NV	39,121	1,600,385
SIF Holding NV(1)	1,046	4,609
Sligro Food Group NV	12,738	156,109
TKH Group NV, CVA	5,801	348,651
Van Lanschot Kempen NV, CVA	237	18,333
		8,775,134
New Zealand — 0.2%
Air New Zealand Ltd.(2)	2,213,613	511,212
Channel Infrastructure NZ Ltd.(2)	5,917	11,830
154

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Eroad Ltd.(1)(2)	14,799	$8,586
Fletcher Building Ltd.(1)(2)	150,032	353,452
KMD Brands Ltd.(1)(2)	547	547
Oceania Healthcare Ltd.(1)	371,672	171,518
PGG Wrightson Ltd.	3,178	4,307
SKY Network Television Ltd.	10,714	23,139
SKYCITY Entertainment Group Ltd.(1)(2)	911,595	363,976
Warehouse Group Ltd.(1)	4,116	1,643
		1,450,210
Norway — 2.1%
2020 Bulkers Ltd.	11,589	5,153
ABG Sundal Collier Holding ASA	46,695	36,880
Aker Solutions ASA	158,162	733,366
Bluenord ASA(1)	6,806	402,719
BW LPG Ltd.	72,736	1,763,356
BW Offshore Ltd.	38,296	168,737
Cadeler AS(1)	63,063	395,114
DOF Group ASA	13,068	186,219
Grieg Seafood ASA	32,520	100,893
Hoegh Autoliners ASA	83,166	1,529,987
Kid ASA	9,533	125,533
Klaveness Combination Carriers ASA	1,632	18,975
Kongsberg Automotive ASA(1)	62,579	13,451
MPC Container Ships ASA	285,447	815,106
Nordic Mining ASA(1)	14,609	3,033
Norske Skog ASA(1)	30,464	160,401
Norwegian Air Shuttle ASA	686,523	948,604
Odfjell Drilling Ltd.	15,262	154,291
Odfjell SE, Class A	16,842	207,592
Odfjell Technology Ltd.	6,441	40,732
OKEA ASA(1)	3,401	14,172
Panoro Energy ASA(1)	67,352	221,003
Paratus Energy Services Ltd.	41,808	226,093
Petronor E&P ASA(1)	14,332	17,877
Scatec ASA(1)	109,258	1,127,371
Sea1 offshore, Inc.	27,088	79,660
Solstad Maritime ASA	5,177	15,980
Solstad Offshore ASA	6,435	47,498
SpareBank 1 Nord Norge	64,630	1,178,109
SpareBank 1 SMN	6,377	144,495
SpareBank 1 Sor-Norge ASA	622	14,897
Sparebanken More	1,335	15,940
Sparebanken Norge	2,820	61,608
Stolt-Nielsen Ltd.	14,441	508,960
TGS ASA	154,752	2,255,083
Wallenius Wilhelmsen ASA	36,719	639,334
Zaptec ASA	20,501	111,361
		14,489,583
Portugal — 0.3%
Corticeira Amorim SGPS SA	15,666	127,629
CTT-Correios de Portugal SA	81,616	620,988
Ibersol SGPS SA(2)	9	108
Mota-Engil SGPS SA(2)	58,107	320,401
155

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
NOS SGPS SA	38,919	$227,206
Semapa-Sociedade de Investimento e Gestao	14,893	366,548
Sonae SGPS SA	6,934	16,131
Teixeira Duarte SA(1)(2)	267,690	147,778
		1,826,789
Singapore — 1.9%
AEM Holdings Ltd.	72,600	506,671
Aztech Global Ltd.	26,200	11,931
BRC Asia Ltd.	5,500	18,327
Bumitama Agri Ltd.	356,400	618,908
Centurion Corp. Ltd.	10,500	13,139
China Aviation Oil Singapore Corp. Ltd.	37,300	42,775
China Sunsine Chemical Holdings Ltd.(2)	78,400	40,661
CNMC Goldmine Holdings Ltd.	147,400	158,500
ComfortDelGro Corp. Ltd.	130,400	132,184
First Resources Ltd.	516,200	1,854,840
Geo Energy Resources Ltd.(2)	1,222,200	523,496
Golden Agri-Resources Ltd.	5,163,400	1,278,245
Hafnia Ltd.	253,345	2,144,365
Hong Fok Corp. Ltd.	54,400	37,180
Hong Leong Asia Ltd.	108,400	250,137
Hour Glass Ltd.	33,400	73,604
Hutchison Port Holdings Trust, U Shares	4,887,700	1,001,812
InnoTek Ltd.	9,200	3,178
ISDN Holdings Ltd.	148,805	80,720
LHN Ltd.	43,700	18,888
Marco Polo Marine Ltd.(2)	371,700	38,561
Olam Group Ltd.	416,000	343,541
OUE Ltd.	15,900	12,264
Rex International Holding Ltd.(1)(2)	2,271,800	112,498
RH PetroGas Ltd.	232,700	29,918
Riverstone Holdings Ltd.(2)	22,600	14,135
Samudera Shipping Line Ltd.	662,200	479,155
Sing Holdings Ltd.	14,750	4,699
Singapore Post Ltd.(2)	10,800	2,888
Tuan Sing Holdings Ltd.	13,487	3,019
Wee Hur Holdings Ltd.(2)	1,035,200	532,461
Yangzijiang Financial Holding Ltd.(1)(2)	3,691,300	579,677
Yangzijiang Maritime Development Ltd.	3,808,200	1,750,987
Yanlord Land Group Ltd.(2)	519,400	230,426
		12,943,790
Spain — 1.3%
Acerinox SA	117,206	2,435,199
Audax Renovables SA(2)	10,126	14,261
Construcciones y Auxiliar de Ferrocarriles SA	7,969	657,201
Elecnor SA	18,155	660,014
Gestamp Automocion SA	95,468	329,939
Grenergy Renovables SA(1)	37	3,808
Grupo Empresarial San Jose SA	2,688	24,064
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	5,557	8,561
Melia Hotels International SA	66,768	775,252
Miquel y Costas & Miquel SA	1,807	28,097
Obrascon Huarte Lain SA(1)(2)	541,756	247,749
156

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Prosegur Cia de Seguridad SA	3,994	$13,372
Sacyr SA	174,753	859,455
Soltec Power Holdings SA(1)(2)	5,373	5,182
Tecnicas Reunidas SA(1)	25,367	776,787
Unicaja Banco SA	289,518	1,184,988
Vidrala SA(2)	5,355	558,241
		8,582,170
Sweden — 4.2%
AcadeMedia AB	11,100	117,522
Alleima AB	127,563	1,627,276
Alligo AB, Class B	7,001	98,781
Altra Fastigheter AB	95,214	746,345
Annehem Fastigheter AB, B Shares(1)	682	1,162
Apotea AB	27,873	225,437
AQ Group AB	30,450	687,429
Arjo AB, B Shares	53,180	155,698
Atrium Ljungberg AB, B Shares	2,960	7,742
Avarda Bank AB	8,123	176,803
Bahnhof AB, B Shares	5,280	32,620
Berner Industrier AB	1,443	11,462
Better Collective AS(1)(2)	1,154	14,325
BICO Group AB(1)	291	663
Bilia AB, A Shares	53,611	818,930
Billerud AB	138,369	1,156,762
BioGaia AB, B Shares	9,780	116,947
Bonava AB, B Shares(1)(2)	59,972	63,661
Boozt AB(1)	49,467	773,926
Bufab AB	37,222	519,105
Bulten AB(1)	1,926	13,019
Bure Equity AB	6,097	200,009
Byggmax Group AB	25,515	136,193
Clas Ohlson AB, B Shares	31,976	1,540,026
Cloetta AB, B Shares	32,884	196,354
Coffee Stain Group AB, Class B(1)(2)	110,524	218,094
Corem Property Group AB, B Shares(2)	491,149	126,638
Dios Fastigheter AB	85,409	571,973
Dynavox Group AB(2)	83,088	647,749
Elanders AB, B Shares	400	2,190
Electrolux Professional AB, B Shares	2,474	12,603
Embracer Group AB(1)(2)	121,269	906,553
Engcon AB	6,745	48,552
Fastighetsbolaget Emilshus AB, Class B(1)	1,161	6,322
G5 Entertainment AB	3,291	20,545
Granges AB	43,131	811,212
Hacksaw AB(2)	45,223	373,718
Hanza AB	11,734	176,863
Haypp Group AB(1)(2)	2,850	42,256
Hemnet Group AB	15,232	152,130
Hexatronic Group AB(1)(2)	66,396	278,089
Hoist Finance AB	35,241	803,388
Hufvudstaden AB, A Shares	437	5,355
Husqvarna AB, B Shares	98,257	390,462
JM AB(2)	50,712	686,539
157

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Keo Capital AB(1)	10,519	$11,005
Lime Technologies AB(2)	1,612	43,357
Logistea AB, Class B	66,252	90,495
Loomis AB	48,084	2,715,036
Medcap AB(1)	5,670	331,721
MEKO AB	4,733	36,583
MIPS AB	4,680	182,334
NCC AB, B Shares	69,332	1,300,155
Nelly Group AB(1)	11,973	45,263
Neobo Fastigheter AB(1)(2)	10,688	21,577
Net Insight AB, B Shares(1)	16,083	5,019
New Wave Group AB, B Shares(2)	52,640	480,522
Nobia AB(1)	15,789	25,055
Nolato AB, B Shares	14,943	82,872
Norion Bank AB(1)	29,881	209,056
Note AB(1)(2)	15,095	262,784
NP3 Fastigheter AB(2)	15,509	408,617
Ovzon AB(1)	35,212	142,891
Pandox AB	34,844	615,861
Paradox Interactive AB	29,613	445,531
Peab AB, Class B	149,969	1,537,224
Platzer Fastigheter Holding AB, B Shares	35,687	266,237
Ratos AB, B Shares	37,304	147,914
RaySearch Laboratories AB(2)	24,618	462,817
Rusta AB(2)	43,749	370,505
Rvrc Holding AB	60,827	352,003
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)(2)	13,237	8,183
Saniona AB(1)	96,783	115,064
Scandi Standard AB(2)	23,842	358,102
Scandic Hotels Group AB	11,605	108,480
SkiStar AB	35,477	601,168
Solid Forsakring AB(2)	3,139	34,415
Sotkamo Silver AB(1)(2)	85,149	46,223
Stendorren Fastigheter AB(1)	511	9,217
Storytel AB	715	8,133
Synsam AB	4,508	27,632
Troax Group AB	1,232	19,047
Truecaller AB, B Shares(2)	170,880	438,520
Yubico AB(1)	1,054	9,692
Zinzino AB, Class B(2)	13,635	196,700
		28,292,438
Switzerland — 3.6%
Arbonia AG(1)	2,661	15,304
Ascom Holding AG	12,409	81,844
Autoneum Holding AG	3,138	496,835
Basilea Pharmaceutica Ag Allschwil(1)	9,615	754,827
Bell Food Group AG	1,040	297,533
Bellevue Group AG	642	5,670
Bossard Holding AG, Class A	890	259,834
Bucher Industries AG	4,922	1,924,315
Burckhardt Compression Holding AG	1,835	1,159,668
Burkhalter Holding AG	1,728	280,103
Bystronic AG	49	9,163
158

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Cembra Money Bank AG	3,088	$338,453
Cicor Technologies Ltd.(1)(2)	2,082	328,307
Clariant AG(1)	107,599	1,444,796
Coltene Holding AG(2)	127	7,399
Cosmo NV	2,434	166,823
Daetwyler Holding AG, Bearer Shares	3,253	538,676
DKSH Holding AG	522	42,525
dormakaba Holding AG	15,545	1,110,948
EFG International AG(1)	51,908	1,025,770
Emmi AG	1,706	1,773,876
Feintool International Holding AG(1)	531	7,872
Forbo Holding AG	584	703,074
Gurit Holding AG, Bearer Shares(1)	439	26,447
Implenia AG	14,383	1,177,176
Komax Holding AG(1)(2)	108	10,226
LEM Holding SA(1)	187	127,044
Leonteq AG(1)(2)	895	23,560
Medmix AG	1,657	18,491
Mobilezone Holding AG	17,139	278,431
OC Oerlikon Corp. AG Pfaeffikon	50,048	319,480
Phoenix Mecano AG	17	9,109
PolyPeptide Group AG(1)	8,270	450,472
R&S Group Holding AG(1)(2)	3,364	79,608
Schweiter Technologies AG	442	196,783
Sensirion Holding AG(1)	128	12,830
SFS Group AG(1)	5,157	858,727
Siegfried Holding AG(1)	17,810	1,593,391
St. Galler Kantonalbank AG	370	300,104
Stadler Rail AG(2)	6,086	224,575
Swissquote Group Holding SA	18,595	962,764
TX Group AG	52	10,483
Valiant Holding AG	10,077	1,864,419
Vaudoise Assurances Holding SA	77	72,970
Vetropack Holding AG	4,775	127,576
Vontobel Holding AG	19,780	2,279,429
V-ZUG Holding AG(1)	209	10,854
Ypsomed Holding AG(1)	1,199	589,249
Zehnder Group AG	3,167	284,328
		24,682,141
United Kingdom — 11.5%
4imprint Group PLC	8,353	502,325
Aberdeen Group PLC	116,779	394,201
AEP Plantations PLC	19,990	55,472
AltynGold PLC(1)	2,005	34,274
Anglo Asian Mining PLC	4,146	23,767
AO World PLC	19,291	25,062
ASOS PLC(1)	21,089	118,583
Atalaya Mining Copper SA	56,453	823,752
Big Technologies PLC(1)(2)	12,575	16,928
boohoo Group PLC(1)(2)	144,437	40,391
Burberry Group PLC(1)	262,654	3,801,876
Capricorn Energy PLC(1)	4,539	21,252
Central Asia Metals PLC	132,783	315,987
159

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Close Brothers Group PLC(1)	118,447	$659,707
CMC Markets PLC	54,551	533,745
Coats Group PLC	1,045,627	1,142,378
Computacenter PLC	46,909	3,580,467
DFS Furniture PLC	45,978	102,990
Drax Group PLC	317,335	3,320,599
Dunelm Group PLC	73,526	865,188
easyJet PLC	135,187	1,212,517
Ecora Royalties PLC	20,195	46,303
Endeavour Mining PLC	20	1,237
Energean PLC(2)	52,513	522,871
EnQuest PLC	966,243	337,801
Essentra PLC	7,635	11,140
Everplay Group PLC	5,140	18,562
Ferrexpo PLC(1)	83,361	24,229
Firstgroup PLC(2)	617,859	1,489,545
Foresight Group Holdings Ltd.	18,802	125,650
Forterra PLC	33,107	63,434
Frasers Group PLC(1)	61,912	695,162
Frontier Developments PLC(1)	4,650	26,843
Funding Circle Holdings PLC(1)	74,585	228,842
Games Workshop Group PLC	267	66,209
Genel Energy PLC(1)	25,475	24,170
Georgia Capital PLC(1)	17,283	1,022,826
Greggs PLC	78,875	1,961,161
Gulf Keystone Petroleum Ltd.	106,085	276,928
Gulf Marine Services PLC(1)	63,232	15,577
Gym Group PLC(1)	8,608	22,745
Halfords Group PLC	154,339	568,556
Hilton Food Group PLC	73,577	631,290
Hochschild Mining PLC	285,395	2,524,416
Hollywood Bowl Group PLC	29,784	110,963
Howden Joinery Group PLC	153,697	1,633,491
Hunting PLC	71,533	397,908
Ibstock PLC	53,032	63,605
IG Design Group PLC(1)	4,688	6,172
Impax Asset Management Group PLC(2)	35,751	54,826
Inchcape PLC	171,768	1,966,817
IQE PLC(1)(2)	1,042,055	676,563
ITV PLC	937,637	896,458
J D Wetherspoon PLC(2)	77,815	896,751
JD Sports Fashion PLC	928,112	1,076,263
JET2 PLC	84,976	1,726,724
Johnson Matthey PLC	104,924	3,202,233
Johnson Service Group PLC	280,832	561,517
Jubilee Metals Group PLC(1)	2,770	96
Keller Group PLC	69,355	2,832,952
Lancashire Holdings Ltd.	112,042	925,542
Lion Finance Group PLC	21,447	3,862,666
Liontrust Asset Management PLC	1,042	4,486
Marston's PLC(1)	153,737	108,340
McBride PLC	64,541	178,963
Me Group International PLC	131,339	229,431
160

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Mears Group PLC	63,395	$363,580
Michael Page PLC	185,937	553,802
Mitchells & Butlers PLC(1)	172,854	654,855
Molten Ventures PLC(1)	3,195	30,232
Morgan Advanced Materials PLC	127,366	411,749
Motorpoint group PLC(2)	61	103
MP Evans Group PLC	8,599	209,314
Ninety One PLC	68,897	199,650
Ocado Group PLC(1)	118,202	379,228
OSB Group PLC	263,110	1,816,620
Pan African Resources PLC	1,571,717	2,859,527
Paragon Banking Group PLC	139,443	1,495,023
Plus500 Ltd.	46,162	2,344,454
Polar Capital Holdings PLC	67,257	797,473
PZ Cussons PLC	4,899	6,870
Quilter PLC	1,224,667	3,197,011
Rathbones Group PLC	383	8,808
Reach PLC(2)	256,931	148,007
RHI Magnesita NV	12,264	454,336
S4 Capital PLC(2)	324,243	217,846
Secure Trust Bank PLC	5,079	102,141
Senior PLC	40,338	159,482
Serica Energy PLC	290,293	1,027,705
SIG PLC(1)	76,887	9,864
Softcat PLC	5,121	142,936
Speedy Hire PLC	138,940	34,118
Spire Healthcare Group PLC	148,378	469,320
St. James's Place PLC	6,912	109,032
SThree PLC	63,429	257,750
Synthomer PLC(1)	30,696	40,852
Tate & Lyle PLC	619	4,618
TBC Bank Group PLC	31,905	2,162,945
Travis Perkins PLC	38,589	337,601
Vanquis Banking Group PLC(1)	9,059	9,756
Vertu Motors PLC	50,582	62,178
Vesuvius PLC	131,198	687,153
Victrex PLC	30,715	348,385
Vp PLC	235	1,575
Watches of Switzerland Group PLC(1)	80,804	774,755
Watkin Jones PLC(1)	84,435	17,718
Whitbread PLC	109,391	3,592,925
Wickes Group PLC	260,740	680,514
Xaar PLC(1)	533	850
Young & Co.'s Brewery PLC, Class A	1,845	21,735
Yu Group PLC(2)	2,736	61,482
Zigup PLC	211,371	1,251,643
Zotefoams PLC	2,960	17,670
		78,244,916
United States — 1.0%
Coeur Mining, Inc.(2)	162,725	3,377,898
Diversified Energy Co.	44,339	667,691
161

Schedule of Investments - Avantis International Small Cap Value Fund

	Shares	Value
Marex Group Ltd.	36,418	$2,639,577
		6,685,166
TOTAL COMMON STOCKS (Cost $462,658,243)		674,900,666
WARRANTS — 0.0%
Hong Kong — 0.0%
CSI Properties Ltd.(1)	17,500	29
Italy — 0.0%
Fincantieri SpA(1)	27,855	38,690
Geox SpA(1)	14,375	3
Webuild SpA(1)(2)	6,684	17,270
		55,963
TOTAL WARRANTS (Cost $—)		55,992
RIGHTS — 0.0%
Australia — 0.0%
Alliance Aviation Services Ltd.(1)	1,705	12
Germany — 0.0%
Norma Group SE(1)	19,876	16,507
Sweden — 0.0%
Scandi Standard AB(1)	23,842	2,253
United States — 0.0%
Resolute Forest Products, Inc.(1)	10,100	7,419
TOTAL RIGHTS (Cost $11,110)		26,191
SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,006,966	9,006,966
State Street Navigator Securities Lending Government Money Market Portfolio(3)	19,990,467	19,990,467
TOTAL SHORT-TERM INVESTMENTS (Cost $28,997,433)		28,997,433
TOTAL INVESTMENT SECURITIES — 103.3% (Cost $491,666,786)		703,980,282
OTHER ASSETS AND LIABILITIES — (3.3)%		(22,369,197)
TOTAL NET ASSETS — 100.0%		$681,611,085

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Materials	24.4%
Industrials	20.4%
Financials	14.5%
Consumer Discretionary	14.5%
Energy	9.7%
Information Technology	4.7%
Consumer Staples	4.4%
Communication Services	2.3%
Health Care	1.8%
Utilities	1.3%
Real Estate	1.0%
Short-Term Investments	4.3%
Other Assets and Liabilities	(3.3)%

162

Schedule of Investments - Avantis International Small Cap Value Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	9	September 2026	$1,331,415	$(3,839)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $57,964,215. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $60,854,097, which includes securities collateral of $40,863,630.

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,310,991	$666,589,675	—
Warrants	—	55,992	—
Rights	7,419	18,772	—
Short-Term Investments	28,997,433	—	—
	$37,315,843	$666,664,439	—

Liabilities
Other Financial Instruments
Futures Contracts	$3,839	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

Type of Risk Exposure
Equity
Liability Derivatives:
Payable for variation margin on futures contracts*	$8,184
*Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

Type of Risk Exposure
Equity
Net realized gain (loss) on:
Futures contract transactions	$656,276

Change in net unrealized appreciation (depreciation) on:
Futures contracts	$(57,094)

See Notes to Financial Statements.
163

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value	$1,215,387,062	$1,174,771,301
Investment made with cash collateral received for securities on loan, at value	14,313,677	42,681,563
Cash	38,907	8,349
Foreign currency holdings, at value	483,044	364,383
Deposits with broker for futures contracts	181,991	155,992
Receivable for investments sold	2,177	—
Receivable for capital shares sold	652,440	631,940
Dividends and interest receivable	2,142,004	2,959,060
Securities lending receivable	174,883	44,787
Other assets	1,841	—
	1,233,378,026	1,221,617,375

Liabilities
Payable for collateral received for securities on loan	14,313,677	42,681,563
Payable for capital shares redeemed	1,088,156	670,069
Payable for variation margin on futures contracts	7,840	6,720
Accrued management fees	300,458	125,071
Accrued foreign taxes	4,417,230	—
Accrued other expenses	12,683	6,885
	20,140,044	43,490,308

Net Assets	$1,213,237,982	$1,178,127,067

Net Assets Consist of:
Capital paid in	$874,137,741	$940,030,674
Distributable earnings (loss)	339,100,241	238,096,393
	$1,213,237,982	$1,178,127,067

Investment securities, at cost	$893,709,371	$954,618,754
Investment securities on loan, at value	$79,610,932	$83,969,390
Investment made with cash collateral received for securities on loan, at cost	$14,313,677	$42,681,563
Foreign currency holdings, at cost	$482,170	$364,653

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$1,103,773,205	61,490,684	$17.95
G Class	$109,464,777	6,081,833	$18.00
Avantis International Equity Fund
Institutional Class	$676,046,744	37,705,880	$17.93
G Class	$502,080,323	27,967,573	$17.95

See Notes to Financial Statements.
164

Statements of Assets and Liabilities

AUGUST 31, 2026
Avantis International Small Cap Value Fund
Assets
Investment securities, at value	$683,989,815
Investment made with cash collateral received for securities on loan, at value	19,990,467
Foreign currency holdings, at value	955,761
Deposits with broker for futures contracts	100,007
Receivable for investments sold	3,841
Receivable for capital shares sold	837,605
Dividends and interest receivable	1,965,459
Securities lending receivable	40,459
707,883,414

Liabilities
Payable for collateral received for securities on loan	19,990,467
Payable for investments purchased	5,584,976
Payable for capital shares redeemed	487,318
Payable for variation margin on futures contracts	8,184
Accrued management fees	201,384
26,272,329

Net Assets	$681,611,085

Net Assets Consist of:
Capital paid in	$398,256,096
Distributable earnings (loss)	283,354,989
$681,611,085

Investment securities, at cost	$471,676,319
Investment securities on loan, at value	$57,964,215
Investment made with cash collateral received for securities on loan, at cost	$19,990,467
Foreign currency holdings, at cost	$958,287

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$681,597,710	34,132,335	$19.97
G Class	$13,375	668	$20.02

See Notes to Financial Statements.
165

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends	$25,145,353	$25,116,610
Securities lending, net	1,380,926	481,407
Interest	303,994	276,907
Less foreign taxes withheld	(2,930,607)	(2,232,244)
	23,899,666	23,642,680

Expenses:
Management fees	3,016,685	1,751,986
Other expenses	19,754	21,850
	3,036,439	1,773,836
Fees waived - G Class	(239,600)	(750,587)
	2,796,839	1,023,249

Net investment income (loss)	21,102,827	22,619,431

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions*	21,340,900	7,015,555
Futures contract transactions	1,255,559	226,389
Foreign currency translation transactions	(735,274)	(314,203)
	21,861,185	6,927,741

Change in net unrealized appreciation (depreciation) on:
Investments**	202,690,978	119,574,286
Futures contracts	18,537	(87,454)
Translation of assets and liabilities in foreign currencies	17,697	(25,520)
	202,727,212	119,461,312

Net realized and unrealized gain (loss)	224,588,397	126,389,053

Net Increase (Decrease) in Net Assets Resulting from Operations	$245,691,224	$149,008,484

*Net of foreign tax expenses paid (refunded)	$492,458	—
**Includes (increase) decrease in accrued foreign taxes	$(609,408)	—

See Notes to Financial Statements.
166

Statements of Operations

YEAR ENDED AUGUST 31, 2026
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends	$20,196,085
Securities lending, net	379,579
Interest	126,440
Less foreign taxes withheld	(1,850,515)
18,851,589

Expenses:
Management fees	2,136,362
Other expenses	3,326
2,139,688
Fees waived - G Class	(42)
2,139,646

Net investment income (loss)	16,711,943

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	81,150,883
Futures contract transactions	656,276
Foreign currency translation transactions	(232,386)
81,574,773

Change in net unrealized appreciation (depreciation) on:
Investments	83,254,064
Futures contracts	(57,094)
Translation of assets and liabilities in foreign currencies	(7,010)
83,189,960

Net realized and unrealized gain (loss)	164,764,733

Net Increase (Decrease) in Net Assets Resulting from Operations	$181,476,676

See Notes to Financial Statements.
167

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$21,102,827	$15,276,387	$22,619,431	$9,450,232
Net realized gain (loss)	21,861,185	8,872,287	6,927,741	1,667,205
Change in net unrealized appreciation (depreciation)	202,727,212	79,060,208	119,461,312	50,042,433
Net increase (decrease) in net assets resulting from operations	245,691,224	103,208,882	149,008,484	61,159,870

Distributions to Shareholders
From earnings:
Institutional Class	(24,009,886)	(14,085,684)	(11,062,834)	(7,720,203)
G Class	(1,301,875)	(244,005)	(5,388,542)	(834,565)
Decrease in net assets from distributions	(25,311,761)	(14,329,689)	(16,451,376)	(8,554,768)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	349,098,684	73,097,198	636,111,400	103,222,394

Net increase (decrease) in net assets	569,478,147	161,976,391	768,668,508	155,827,496

Net Assets
Beginning of period	643,759,835	481,783,444	409,458,559	253,631,063
End of period	$1,213,237,982	$643,759,835	$1,178,127,067	$409,458,559

See Notes to Financial Statements.
168

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$16,711,943	$15,093,604
Net realized gain (loss)	81,574,773	32,675,640
Change in net unrealized appreciation (depreciation)	83,189,960	72,148,406
Net increase (decrease) in net assets resulting from operations	181,476,676	119,917,650

Distributions to Shareholders
From earnings:
Institutional Class	(54,307,253)	(15,522,243)
G Class	(1,068)	(333)
Decrease in net assets from distributions	(54,308,321)	(15,522,576)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	27,475,037	54,978,904

Net increase (decrease) in net assets	154,643,392	159,373,978

Net Assets
Beginning of period	526,967,693	367,593,715
End of period	$681,611,085	$526,967,693

See Notes to Financial Statements.
169

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following funds and the respective share classes offered by the trust.

Avantis Emerging Markets Equity Fund	Institutional, G
Avantis International Equity Fund	Institutional, G
Avantis International Small Cap Value Fund	Institutional, G

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
170

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. A fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income —  Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. A fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

171

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the funds' transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Emerging Markets Equity Fund	0.33%	0.00%	0.33%
Avantis International Equity Fund	0.23%	0.00%	0.23%
Avantis International Small Cap Value Fund	0.36%	0.00%	0.36%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis International Equity Fund	American Century Asset Allocation Portfolios, Inc.	11%

Interfund Transactions — A fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Investment transactions, excluding short-term investments, for the period ended August 31, 2026 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$464,976,025	$699,276,255	$188,334,126
Sales	$121,514,028	$60,211,350	$196,127,514

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	28,346,025	$461,670,273	20,309,338	$246,218,797
Issued in reinvestment of distributions	1,562,716	22,675,006	1,171,119	13,971,449
Redeemed	(12,187,104)	(195,952,408)	(16,613,629)	(209,789,120)
	17,721,637	288,392,871	4,866,828	50,401,126
G Class
Sold	4,979,681	82,676,289	2,350,441	29,329,414
Issued in reinvestment of distributions	89,722	1,301,875	20,453	244,005
Redeemed	(1,398,424)	(23,272,351)	(551,918)	(6,877,347)
	3,670,979	60,705,813	1,818,976	22,696,072
Net increase (decrease)	21,392,616	$349,098,684	6,685,804	$73,097,198

172

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis International Equity Fund
Institutional Class
Sold	20,860,350	$351,322,191	5,625,052	$72,885,463
Issued in reinvestment of distributions	722,595	10,911,181	634,300	7,713,094
Redeemed	(4,973,057)	(81,509,894)	(3,222,599)	(41,353,809)
	16,609,888	280,723,478	3,036,753	39,244,748
G Class
Sold	25,551,079	426,643,801	7,131,737	91,661,100
Issued in reinvestment of distributions	357,093	5,388,542	68,632	834,565
Redeemed	(4,604,970)	(76,644,421)	(2,219,049)	(28,518,019)
	21,303,202	355,387,922	4,981,320	63,977,646
Net increase (decrease)	37,913,090	$636,111,400	8,018,073	$103,222,394

Avantis International Small Cap Value Fund
Institutional Class
Sold	8,146,173	$146,172,895	15,115,381	$205,642,685
Issued in reinvestment of distributions	3,417,207	54,265,240	1,228,632	15,517,621
Redeemed	(9,853,470)	(172,964,166)	(11,649,947)	(166,181,735)
	1,709,910	27,473,969	4,694,066	54,978,571
G Class
Issued in reinvestment of distributions	67	1,068	26	333
Net increase (decrease)	1,709,977	$27,475,037	4,694,092	$54,978,904

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

Equity Price Risk — The funds may be subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to equity price risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$3,280,098
Avantis International Equity Fund	$1,815,823
Avantis International Small Cap Value Fund	$1,421,673

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Emerging Markets Equity Fund	$22,660,898	$2,650,863	$14,329,689	—
Avantis International Equity Fund	$14,413,622	$2,037,754	$8,240,167	314,601
Avantis International Small Cap Value Fund	$22,137,135	$32,171,186	$15,289,198	233,378

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$925,658,399	$1,005,057,695	$500,794,304
Gross tax appreciation of investments	$379,488,366	$238,672,923	$222,081,964
Gross tax depreciation of investments	(75,446,026)	(26,277,754)	(18,895,986)
Net tax appreciation (depreciation) of investments	304,042,340	212,395,169	203,185,978
Net tax appreciation (depreciation) on derivatives and translation of assets and liabilities in foreign currencies	(4,404,660)	20,659	29,015
Net tax appreciation (depreciation)	$299,637,680	$212,415,828	$203,214,993
Undistributed ordinary income	$22,473,486	$21,393,487	$20,346,246
Accumulated long-term gains	$16,989,075	$4,287,078	$59,793,750

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2026	$13.94	0.37	4.16	4.53	(0.46)	(0.06)	(0.52)	$17.95	33.36%	0.33%	0.33%	2.28%	2.28%	13%	$1,103,773
2025	$12.20	0.33	1.75	2.08	(0.34)	—	(0.34)	$13.94	17.51%	0.33%	0.33%	2.64%	2.64%	22%	$610,066
2024	$10.72	0.32	1.55	1.87	(0.39)	—	(0.39)	$12.20	18.01%	0.33%	0.33%	2.83%	2.83%	10%	$474,544
2023	$10.35	0.35	0.37	0.72	(0.35)	—	(0.35)	$10.72	7.19%	0.34%	0.34%	3.36%	3.36%	13%	$301,211
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	—	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
G Class
2026	$13.98	0.47	4.11	4.58	(0.50)	(0.06)	(0.56)	$18.00	33.78%	0.00%	0.33%	2.61%	2.28%	13%	$109,465
2025	$12.23	0.41	1.72	2.13	(0.38)	—	(0.38)	$13.98	17.95%	0.00%	0.33%	2.97%	2.64%	22%	$33,694
2024	$10.75	0.36	1.54	1.90	(0.42)	—	(0.42)	$12.23	18.36%	0.00%	0.33%	3.16%	2.83%	10%	$7,239
2023	$10.38	0.39	0.36	0.75	(0.38)	—	(0.38)	$10.75	7.53%	0.01%	0.34%	3.69%	3.36%	13%	$4,505
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	—	(0.28)	$10.38	(20.69)%	0.00%	0.33%	4.17%	3.84%	4%	$2,757

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2026	$14.74	0.44	3.24	3.68	(0.40)	(0.09)	(0.49)	$17.93	25.53%	0.23%	0.23%	2.87%	2.87%	8%	$676,047
2025	$12.85	0.40	1.92	2.32	(0.41)	(0.02)	(0.43)	$14.74	18.82%	0.23%	0.23%	3.03%	3.03%	6%	$311,057
2024	$11.16	0.35	1.70	2.05	(0.36)	—	(0.36)	$12.85	18.99%	0.23%	0.23%	3.02%	3.02%	10%	$231,981
2023	$ 9.80	0.36	1.22	1.58	(0.22)	—	(0.22)	$11.16	16.40%	0.23%	0.23%	3.36%	3.36%	7%	$182,313
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$ 9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
G Class
2026	$14.77	0.56	3.15	3.71	(0.44)	(0.09)	(0.53)	$17.95	25.79%	0.00%	0.23%	3.10%	2.87%	8%	$502,080
2025	$12.86	0.42	1.95	2.37	(0.44)	(0.02)	(0.46)	$14.77	19.16%	0.00%	0.23%	3.26%	3.03%	6%	$98,401
2024	$11.18	0.38	1.69	2.07	(0.39)	—	(0.39)	$12.86	19.14%	0.00%	0.23%	3.25%	3.02%	10%	$21,650
2023	$ 9.81	0.38	1.24	1.62	(0.25)	—	(0.25)	$11.18	16.76%	0.00%	0.23%	3.59%	3.36%	7%	$13,508
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$ 9.81	(18.72)%	0.00%	0.23%	3.54%	3.31%	6%	$9,867

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2026	$16.25	0.50	4.94	5.44	(0.60)	(1.12)	(1.72)	$19.97	36.16%	0.36%	0.36%	2.81%	2.81%	32%	$681,598
2025	$13.26	0.48	3.04	3.52	(0.52)	(0.01)	(0.53)	$16.25	27.71%	0.36%	0.36%	3.51%	3.51%	31%	$526,958
2024	$11.39	0.40	1.88	2.28	(0.41)	—	(0.41)	$13.26	20.77%	0.36%	0.36%	3.39%	3.39%	26%	$367,586
2023	$10.23	0.44	1.07	1.51	(0.35)	—	(0.35)	$11.39	15.08%	0.36%	0.36%	4.04%	4.04%	29%	$232,941
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
G Class
2026	$16.29	0.57	4.94	5.51	(0.66)	(1.12)	(1.78)	$20.02	36.65%	0.00%	0.36%	3.17%	2.81%	32%	$13
2025	$13.29	0.52	3.06	3.58	(0.57)	(0.01)	(0.58)	$16.29	28.19%	0.00%	0.36%	3.87%	3.51%	31%	$10
2024	$11.42	0.45	1.87	2.32	(0.45)	—	(0.45)	$13.29	21.16%	0.00%	0.36%	3.75%	3.39%	26%	$8
2023	$10.26	0.46	1.09	1.55	(0.39)	—	(0.39)	$11.42	15.46%	0.00%	0.36%	4.40%	4.04%	29%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%	0.36%	3.67%	3.31%	44%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust (the “Funds”) comprising the Avantis® Emerging Markets Equity Fund, Avantis® International Equity Fund, and Avantis® International Small Cap Value Fund, including the schedules of investments, as of August 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
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•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such
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information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Emerging Markets Equity Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Equity Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Avantis International Small Cap Value Fund - The Fund’s performance was above its benchmark for the one-, three-, and five-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.
Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
181

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
Avantis Emerging Markets Equity Fund	$51,667	$448,943	$3,046,368
Avantis International Equity Fund	$37,498	$950,954	$2,236,128
Avantis International Small Cap Value Fund	$80,246	$3,706,012	$35,584,525

For the fiscal year ended August 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis Emerging Markets Equity Fund	$3,114,192	$0.0461	$22,515,574	$0.3332
Avantis International Equity Fund	$1,427,834	$0.0217	$19,392,342	$0.2953
Avantis International Small Cap Value Fund	$1,380,333	$0.0404	$16,499,602	$0.4834

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis Emerging Markets Equity Fund	$1,038,117
Avantis International Equity Fund	$1,246,677
Avantis International Small Cap Value Fund	$4,832,749
182

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97502 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis Core Fixed Income Fund
AUGUST 31, 2026

	Principal Amount/Shares	Value
CORPORATE BONDS — 63.1%
Aerospace and Defense — 0.5%
Lockheed Martin Corp., 4.75%, 2/15/34	$300,000	$292,387
Lockheed Martin Corp., 4.50%, 5/15/36(1)	650,000	613,402
RTX Corp., 5.15%, 2/27/33	250,000	250,342
Textron, Inc., 5.50%, 5/15/35	450,000	448,646
		1,604,777
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 5.15%, 5/22/34	700,000	701,240
United Parcel Service, Inc., 6.20%, 1/15/38	400,000	423,634
		1,124,874
Automobiles — 1.2%
American Honda Finance Corp., 5.85%, 10/4/30	1,000,000	1,026,697
American Honda Finance Corp., 5.05%, 7/10/31	350,000	347,333
American Honda Finance Corp., 5.15%, 7/9/32	750,000	743,594
Toyota Motor Credit Corp., 4.60%, 10/10/31	1,975,000	1,942,896
Toyota Motor Credit Corp., 4.70%, 1/12/33	250,000	244,564
		4,305,084
Banks — 6.8%
African Development Bank, 4.375%, 11/3/27	500,000	500,208
African Development Bank, 3.50%, 9/18/29	500,000	486,699
Asian Development Bank, 2.375%, 8/10/27	16,000	15,725
Asian Development Bank, 4.375%, 3/6/29	500,000	499,707
Asian Development Bank, 3.625%, 8/28/29	100,000	97,787
Asian Development Bank, 4.125%, 5/30/30	250,000	246,980
Asian Development Bank, 4.375%, 3/22/35(1)	250,000	244,450
Asian Infrastructure Investment Bank, 4.50%, 1/16/30	100,000	100,168
Bank of America Corp., VRN, 2.97%, 2/4/33	300,000	267,412
Bank of Montreal, 5.51%, 6/4/31	1,650,000	1,683,009
Bank of Montreal, VRN, 4.64%, 9/10/30	650,000	644,536
Bank of Nova Scotia, 4.85%, 2/1/30	200,000	199,449
Barclays PLC, VRN, 5.37%, 2/25/31	200,000	200,798
Barclays PLC, VRN, 6.69%, 9/13/34	1,000,000	1,059,398
Barclays PLC, VRN, 5.79%, 2/25/36	400,000	399,452
Canadian Imperial Bank of Commerce, 3.60%, 4/7/32	1,200,000	1,108,413
Citibank NA, 5.57%, 4/30/34	300,000	304,511
Citigroup, Inc., VRN, 4.91%, 5/24/33	100,000	98,025
Council of Europe Development Bank, 4.125%, 1/24/29	100,000	99,349
Council of Europe Development Bank, 4.50%, 1/15/30	100,000	100,128
European Bank for Reconstruction & Development, 4.375%, 3/9/28	500,000	500,125
European Bank for Reconstruction & Development, 4.125%, 1/25/29	200,000	198,715
European Investment Bank, 3.25%, 11/15/27	250,000	246,968
European Investment Bank, 4.50%, 10/16/28	100,000	100,254
European Investment Bank, 4.75%, 6/15/29	450,000	453,909
European Investment Bank, 3.625%, 7/15/30	250,000	242,536
European Investment Bank, 4.625%, 2/12/35	250,000	248,858
Fifth Third Bancorp, VRN, 6.34%, 7/27/29	200,000	205,578
Fifth Third Bancorp, VRN, 4.77%, 7/28/30	1,000,000	992,912
ING Groep NV, VRN, 5.07%, 3/25/31	900,000	898,250
ING Groep NV, VRN, 6.11%, 9/11/34	800,000	831,494
Inter-American Development Bank, 4.00%, 1/12/28	350,000	348,424
2

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Inter-American Development Bank, 3.125%, 9/18/28	$50,000	$48,791
Inter-American Development Bank, 2.25%, 6/18/29	500,000	471,766
Inter-American Development Bank, 1.125%, 1/13/31	150,000	130,194
International Bank for Reconstruction & Development, 3.125%, 6/15/27	350,000	347,015
International Bank for Reconstruction & Development, 0.75%, 11/24/27	500,000	478,716
International Bank for Reconstruction & Development, 4.00%, 1/10/31	156,000	153,013
International Bank for Reconstruction & Development, 4.625%, 1/15/32(1)	250,000	250,892
JPMorgan Chase & Co., 6.40%, 5/15/38	750,000	802,029
JPMorgan Chase & Co., VRN, 2.96%, 1/25/33	250,000	223,303
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	200,000	193,742
KeyCorp, VRN, 5.31%, 1/28/37	300,000	288,247
Kreditanstalt fuer Wiederaufbau, 4.00%, 3/15/29	500,000	495,511
Kreditanstalt fuer Wiederaufbau, 3.50%, 5/15/29	500,000	488,765
Kreditanstalt fuer Wiederaufbau, 4.75%, 10/29/30	250,000	252,911
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	150,000	147,635
Landwirtschaftliche Rentenbank, 4.625%, 4/17/29	500,000	502,807
Nordic Investment Bank, 3.75%, 5/9/30	200,000	195,096
PNC Financial Services Group, Inc., VRN, 5.37%, 7/21/36	1,125,000	1,109,184
Royal Bank of Canada, 3.875%, 5/4/32	900,000	845,534
Royal Bank of Canada, 5.00%, 5/2/33	500,000	495,351
Toronto-Dominion Bank, 4.46%, 6/8/32	400,000	386,674
Truist Financial Corp., VRN, 5.07%, 5/20/31	250,000	249,374
Truist Financial Corp., VRN, 4.96%, 10/23/36	1,270,000	1,204,868
Wells Fargo & Co., VRN, 5.15%, 4/23/31	200,000	200,390
Wells Fargo & Co., VRN, 3.35%, 3/2/33	300,000	272,379
		23,858,414
Beverages — 1.2%
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	250,000	236,942
Brown-Forman Corp., 4.75%, 4/15/33	500,000	484,568
Constellation Brands, Inc., 4.90%, 5/1/33	1,300,000	1,262,921
Pepsico Singapore Financing I Pte. Ltd., 4.70%, 2/16/34	500,000	485,979
PepsiCo, Inc., 5.00%, 2/7/35	1,775,000	1,749,599
		4,220,009
Biotechnology — 0.8%
AbbVie, Inc., 4.875%, 3/15/30	100,000	100,082
AbbVie, Inc., 4.55%, 3/15/35	250,000	236,797
AbbVie, Inc., 5.20%, 3/15/35	750,000	743,221
Biogen, Inc., 5.05%, 1/15/31	150,000	150,448
Gilead Sciences, Inc., 5.10%, 6/15/35	1,500,000	1,481,399
		2,711,947
Broadline Retail — 0.7%
Amazon.com, Inc., 4.25%, 3/13/31	1,000,000	970,238
Amazon.com, Inc., 4.65%, 11/20/35	500,000	471,366
Amazon.com, Inc., 4.875%, 3/13/36	1,000,000	951,066
		2,392,670
Building Products — 0.0%
Owens Corning, 3.875%, 6/1/30	150,000	144,102
Capital Markets — 4.6%
Affiliated Managers Group, Inc., 5.50%, 8/20/34	650,000	641,675
Ameriprise Financial, Inc., 5.20%, 4/15/35	625,000	612,817
Ares Management Corp., 6.375%, 11/10/28	250,000	256,870
Bank of New York Mellon Corp., VRN, 4.94%, 2/11/31	1,000,000	998,794
3

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Blackrock Finance, Inc., 2.40%, 4/30/30	$525,000	$482,179
Blackrock Finance, Inc., 2.10%, 2/25/32	75,000	64,662
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	107,691
Brookfield Finance, Inc., 4.35%, 4/15/30	575,000	561,498
Brookfield Finance, Inc., 2.72%, 4/15/31	300,000	270,452
Brookfield Finance, Inc., 5.68%, 1/15/35	500,000	498,868
Brookfield Finance, Inc., 5.33%, 1/15/36	270,000	260,943
Charles Schwab Corp., 2.30%, 5/13/31	1,600,000	1,423,576
Charles Schwab Corp., 1.95%, 12/1/31	120,000	103,248
Charles Schwab Corp., 2.90%, 3/3/32	1,000,000	895,938
CME Group, Inc., 4.40%, 3/15/30	1,100,000	1,087,731
Deutsche Bank AG, VRN, 6.72%, 1/18/29	200,000	204,862
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	144,064
Goldman Sachs Group, Inc., VRN, 5.73%, 4/25/30	450,000	457,481
Goldman Sachs Group, Inc., VRN, 5.21%, 1/28/31	650,000	650,645
Goldman Sachs Group, Inc., VRN, 3.10%, 2/24/33	150,000	133,995
Intercontinental Exchange, Inc., 5.25%, 6/15/31	1,125,000	1,135,741
Intercontinental Exchange, Inc., 4.60%, 3/15/33	100,000	96,734
Intercontinental Exchange, Inc., 5.15%, 9/1/33	140,000	139,642
Lazard Group LLC, 6.00%, 3/15/31	350,000	360,664
Morgan Stanley, 7.25%, 4/1/32	200,000	221,844
Morgan Stanley, VRN, 5.25%, 4/21/34	700,000	691,600
Nasdaq, Inc., 5.55%, 2/15/34	262,000	264,766
Northern Trust Corp., 1.95%, 5/1/30	200,000	180,627
S&P Global, Inc., 4.25%, 1/15/31	725,000	702,898
S&P Global, Inc., 2.90%, 3/1/32	1,350,000	1,212,596
S&P Global, Inc., 5.25%, 9/15/33	450,000	452,743
State Street Corp., 4.83%, 4/24/30	200,000	200,313
State Street Corp., VRN, 5.15%, 2/28/36	650,000	637,836
		16,155,993
Chemicals — 0.1%
CF Industries, Inc., 5.15%, 3/15/34	138,000	135,060
EIDP, Inc., 5.125%, 5/15/32	150,000	147,925
		282,985
Commercial Services and Supplies — 1.5%
Eaton Capital ULC, 4.45%, 5/9/30	1,050,000	1,032,781
RELX Capital, Inc., 5.25%, 3/27/35	625,000	614,541
Republic Services, Inc., 4.75%, 7/15/30	763,000	760,023
Republic Services, Inc., 5.00%, 12/15/33	1,125,000	1,116,281
Republic Services, Inc., 5.00%, 4/1/34	300,000	296,152
Waste Management, Inc., 4.875%, 2/15/34	300,000	295,805
Waste Management, Inc., 4.95%, 3/15/35	1,125,000	1,100,243
		5,215,826
Communications Equipment — 0.4%
Cisco Systems, Inc., 5.10%, 2/24/35	1,425,000	1,404,544
Cisco Systems, Inc., 5.90%, 2/15/39	150,000	154,015
		1,558,559
Construction Materials — 0.1%
Vulcan Materials Co., 5.35%, 12/1/34	475,000	472,432
Consumer Finance — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	300,000	310,061
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.95%, 9/10/34	650,000	621,291
4

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
American Express Co., VRN, 5.09%, 1/30/31	$1,000,000	$1,002,988
American Express Co., VRN, 4.80%, 10/24/36	675,000	638,388
Capital One Financial Corp., 6.70%, 11/29/32	750,000	801,082
Capital One Financial Corp., VRN, 6.31%, 6/8/29	100,000	102,404
Capital One Financial Corp., VRN, 5.46%, 7/26/30	650,000	656,756
Capital One Financial Corp., VRN, 5.27%, 5/10/33	300,000	296,485
Sumisho Air Lease Corp., 5.20%, 7/15/31	700,000	693,993
Sumisho Air Lease Corp., 2.875%, 1/15/32	1,000,000	884,338
		6,007,786
Consumer Staples Distribution & Retail — 1.5%
Dollar General Corp., 5.45%, 7/5/33	1,250,000	1,251,661
Kroger Co., 5.00%, 9/15/34	650,000	628,382
Sysco Corp., 5.375%, 9/21/35	825,000	808,543
Target Corp., 5.00%, 4/15/35(1)	1,500,000	1,470,305
Target Corp., 7.00%, 1/15/38	250,000	282,281
Walmart, Inc., 4.90%, 4/28/35	500,000	492,993
Walmart, Inc., 5.25%, 9/1/35	400,000	403,106
		5,337,271
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 5.10%, 3/17/30	550,000	551,497
Diversified REITs — 3.8%
Boston Properties LP, 5.75%, 1/15/35	1,000,000	991,451
Brixmor Operating Partnership LP, 5.20%, 4/1/32	200,000	198,182
Brixmor Operating Partnership LP, 5.75%, 2/15/35	450,000	454,755
ERP Operating LP, 3.00%, 7/1/29	825,000	785,679
ERP Operating LP, 4.35%, 12/1/30	200,000	195,363
ERP Operating LP, 5.35%, 6/1/34	200,000	199,635
ERP Operating LP, 4.65%, 9/15/34	575,000	547,427
Essex Portfolio LP, 4.00%, 3/1/29	325,000	318,383
Essex Portfolio LP, 5.375%, 4/1/35	500,000	498,279
Federal Realty OP LP, 3.50%, 6/1/30	400,000	380,058
Host Hotels & Resorts LP, 2.90%, 12/15/31	300,000	265,246
Host Hotels & Resorts LP, 5.50%, 4/15/35	850,000	832,554
Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	900,000	845,250
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	168,778
Mid-America Apartments LP, 4.95%, 3/1/35	775,000	750,375
Prologis LP, 2.25%, 4/15/30	115,000	104,937
Prologis LP, 4.75%, 1/15/31	1,000,000	995,224
Prologis LP, 5.125%, 1/15/34	150,000	148,318
Prologis LP, 5.25%, 5/15/35	800,000	790,959
Simon Property Group LP, 2.20%, 2/1/31	200,000	178,203
Simon Property Group LP, 6.25%, 1/15/34	400,000	421,177
Simon Property Group LP, 4.75%, 9/26/34	300,000	286,764
Simon Property Group LP, 5.125%, 10/1/35	700,000	683,637
Welltower OP LLC, 4.50%, 7/1/30	400,000	394,043
Welltower OP LLC, 2.80%, 6/1/31	1,250,000	1,135,415
WP Carey, Inc., 4.65%, 7/15/30	875,000	860,694
		13,430,786
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 2.75%, 6/1/31	120,000	108,263
Comcast Corp., 4.25%, 10/15/30	210,000	203,166
Deutsche Telekom International Finance BV, 8.25%, 6/15/30	750,000	830,067
5

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Space Exploration Technologies Corp., 5.65%, 7/15/33(2)	$675,000	$651,551
Telefonica Europe BV, 8.25%, 9/15/30	500,000	554,406
Verizon Communications, Inc., 4.75%, 1/15/33	200,000	193,623
Verizon Communications, Inc., 4.50%, 8/10/33	150,000	142,379
Verizon Communications, Inc., 4.81%, 3/15/39	1,000,000	898,095
		3,581,550
Electric Utilities — 3.6%
Alabama Power Co., 5.10%, 4/2/35	625,000	615,268
American Electric Power Co., Inc., 5.95%, 11/1/32	350,000	361,614
Arizona Public Service Co., 5.70%, 8/15/34	250,000	253,377
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	131,353
Connecticut Light & Power Co., 4.95%, 8/15/34	750,000	730,191
Constellation Energy Generation LLC, 6.25%, 10/1/39	200,000	204,280
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	103,600
Duke Energy Corp., 5.45%, 6/15/34	650,000	650,305
Duke Energy Florida LLC, 6.40%, 6/15/38	575,000	609,784
Eversource Energy, 5.125%, 5/15/33	1,000,000	982,017
Exelon Corp., 5.125%, 3/15/31	150,000	150,446
Florida Power & Light Co., 5.30%, 6/15/34	1,100,000	1,101,703
Georgia Power Co., 4.85%, 3/15/31	750,000	744,869
Georgia Power Co., 4.95%, 5/17/33	475,000	469,056
National Rural Utilities Cooperative Finance Corp., 5.00%, 2/7/31	1,000,000	1,001,067
National Rural Utilities Cooperative Finance Corp., 4.02%, 11/1/32	500,000	469,391
National Rural Utilities Cooperative Finance Corp., 5.00%, 8/15/34	200,000	196,019
NextEra Energy Capital Holdings, Inc., 5.05%, 3/15/30	550,000	551,836
Pacific Gas & Electric Co., 5.55%, 5/15/29	200,000	202,890
PacifiCorp, 6.25%, 10/15/37	750,000	762,957
PPL Electric Utilities Corp., 4.85%, 2/15/34	100,000	97,472
Public Service Electric & Gas Co., 4.65%, 3/15/33	625,000	609,566
Puget Energy, Inc., 4.22%, 3/15/32	400,000	379,402
Southern Co., 3.70%, 4/30/30	150,000	143,607
Southwestern Public Service Co., 5.30%, 5/15/35	650,000	638,824
Virginia Electric & Power Co., 5.00%, 1/15/34	250,000	243,674
Wisconsin Electric Power Co., 4.60%, 10/1/34	200,000	191,948
		12,596,516
Electrical Equipment — 0.1%
Emerson Electric Co., 5.00%, 3/15/35	200,000	197,078
Electronic Equipment, Instruments and Components — 0.6%
Amphenol Corp., 4.125%, 11/15/30	500,000	484,494
Flex Ltd., 4.875%, 5/12/30	1,150,000	1,129,013
TD SYNNEX Corp., 2.65%, 8/9/31	200,000	176,135
Tyco Electronics Group SA, 4.50%, 2/9/31	500,000	490,650
		2,280,292
Energy Equipment and Services — 0.7%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.49%, 5/1/30	800,000	788,117
Halliburton Co., 4.85%, 11/15/35	825,000	783,761
Schlumberger Holdings Corp., 4.85%, 5/15/33(2)	600,000	589,412
Schlumberger Holdings Corp., 5.00%, 6/1/34(2)	350,000	339,915
		2,501,205
Entertainment — 0.2%
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	400,000	374,950
6

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Walt Disney Co., 6.40%, 12/15/35	$225,000	$244,079
		619,029
Financial Services — 1.0%
Apollo Global Management, Inc., 5.15%, 8/12/35(1)	500,000	478,982
Corebridge Financial, Inc., 3.85%, 4/5/29	500,000	486,280
Corebridge Financial, Inc., 5.75%, 1/15/34	250,000	252,400
Fiserv, Inc., 5.45%, 3/15/34	315,000	306,571
Mastercard, Inc., 4.875%, 5/9/34	1,400,000	1,378,812
Visa, Inc., 4.15%, 12/14/35	500,000	466,602
		3,369,647
Food Products — 1.2%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	62,503
Archer-Daniels-Midland Co., 2.90%, 3/1/32	1,100,000	989,371
Bunge Ltd. Finance Corp., 2.75%, 5/14/31	100,000	90,391
General Mills, Inc., 4.95%, 3/29/33	200,000	195,705
General Mills, Inc., 5.25%, 1/30/35	850,000	833,804
Hershey Co., 4.50%, 5/4/33	500,000	487,496
J.M. Smucker Co., 4.25%, 3/15/35	800,000	731,931
Kellanova, 5.25%, 3/1/33	500,000	501,811
Kraft Heinz Foods Co., 5.20%, 3/15/32	150,000	149,643
Mars, Inc., 5.00%, 3/1/32(2)	250,000	248,361
		4,291,016
Ground Transportation — 1.1%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	450,000	456,997
Canadian National Railway Co., 6.25%, 8/1/34	200,000	213,952
Canadian National Railway Co., 4.375%, 9/18/34	650,000	618,129
Canadian National Railway Co., 6.375%, 11/15/37	200,000	215,644
Canadian Pacific Railway Co., 4.80%, 3/30/30	175,000	174,243
CSX Corp., 6.15%, 5/1/37	75,000	79,325
JB Hunt Transport Services, Inc., 4.90%, 3/15/30	750,000	746,574
Ryder System, Inc., 6.60%, 12/1/33	250,000	267,682
Uber Technologies, Inc., 4.80%, 9/15/34	150,000	143,499
Union Pacific Corp., 2.80%, 2/14/32	450,000	404,073
Union Pacific Corp., 4.50%, 1/20/33	475,000	464,609
		3,784,727
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories, 4.75%, 11/30/36	1,370,000	1,308,224
Medtronic Global Holdings SCA, 4.50%, 3/30/33	500,000	481,864
Medtronic, Inc., 4.375%, 3/15/35	875,000	823,170
Zimmer Biomet Holdings, Inc., 5.50%, 2/19/35	240,000	239,378
		2,852,636
Health Care Providers and Services — 1.4%
Cardinal Health, Inc., 5.45%, 2/15/34	375,000	375,506
Cigna Group, 5.40%, 3/15/33	100,000	100,913
Cigna Group, 5.25%, 1/15/36	1,000,000	977,460
CVS Health Corp., 5.45%, 9/15/35	500,000	493,521
Elevance Health, Inc., 2.875%, 9/15/29	675,000	637,828
HCA, Inc., 3.625%, 3/15/32	200,000	184,042
HCA, Inc., 5.50%, 6/1/33	250,000	250,982
HCA, Inc., 5.75%, 3/1/35	1,000,000	1,008,131
HCA, Inc., 5.125%, 6/15/39	750,000	695,100
7

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Humana, Inc., 2.15%, 2/3/32(1)	$200,000	$171,305
		4,894,788
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32	250,000	207,766
Omega Healthcare Investors, Inc., 3.375%, 2/1/31	400,000	367,538
		575,304
Hotels, Restaurants and Leisure — 0.6%
Expedia Group, Inc., 3.25%, 2/15/30	500,000	471,882
Expedia Group, Inc., 2.95%, 3/15/31	500,000	455,490
Hyatt Hotels Corp., 5.75%, 3/30/32	150,000	152,468
Marriott International, Inc., 4.625%, 6/15/30	75,000	73,987
Marriott International, Inc., 5.10%, 4/15/32	150,000	149,361
Marriott International, Inc., 5.50%, 4/15/37	800,000	785,162
		2,088,350
Household Durables — 0.6%
Lennar Corp., 5.20%, 7/30/30	1,000,000	1,002,550
PulteGroup, Inc., 6.00%, 2/15/35	500,000	515,287
Toll Brothers Finance Corp., 5.60%, 6/15/35	750,000	744,523
		2,262,360
Industrial Conglomerates — 1.1%
3M Co., 4.80%, 3/15/30	200,000	199,707
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,000,000	963,348
Eaton Corp., 4.15%, 3/15/33	900,000	855,555
Honeywell International, Inc., 2.70%, 8/15/29	1,000,000	945,690
Honeywell International, Inc., 4.75%, 2/1/32	9,000	8,916
Honeywell International, Inc., 4.50%, 1/15/34	500,000	477,848
Pentair Finance SARL, 5.90%, 7/15/32	400,000	406,462
		3,857,526
Insurance — 3.2%
Allstate Corp., 5.25%, 3/30/33	250,000	250,294
Allstate Corp., 5.95%, 4/1/36	465,000	482,034
American International Group, Inc., 5.125%, 3/27/33	500,000	495,232
American International Group, Inc., 5.45%, 5/7/35	1,175,000	1,171,613
Aon Corp./Aon Global Holdings PLC, 5.35%, 2/28/33	1,050,000	1,048,270
Arthur J Gallagher & Co., 6.50%, 2/15/34	350,000	370,455
Chubb INA Holdings LLC, 4.90%, 8/15/35	1,150,000	1,106,424
Chubb INA Holdings LLC, 6.00%, 5/11/37	725,000	751,100
Equitable Financial Life Global Funding, 5.00%, 3/27/30(2)	150,000	148,980
Fidelity National Financial, Inc., 2.45%, 3/15/31	1,000,000	878,625
Marsh & McLennan Cos., Inc., 4.85%, 11/15/31	700,000	691,405
Marsh & McLennan Cos., Inc., 4.75%, 3/15/39	400,000	366,102
MetLife, Inc., 5.375%, 7/15/33	825,000	835,332
Prudential Financial, Inc., 5.20%, 3/14/35	150,000	147,195
Prudential Financial, Inc., Series D, 5.70%, 12/14/36	575,000	583,513
Prudential Funding Asia PLC, 3.625%, 3/24/32	250,000	231,706
RenaissanceRe Holdings Ltd., 5.80%, 4/1/35	500,000	501,899
Travelers Cos., Inc., 6.25%, 6/15/37	1,250,000	1,328,050
		11,388,229
Interactive Media and Services — 0.2%
Meta Platforms, Inc., 4.875%, 5/15/33	600,000	579,766
IT Services — 0.6%
Accenture Capital, Inc., 4.50%, 10/4/34	1,175,000	1,099,546
8

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
International Business Machines Corp., 5.20%, 2/10/35	$500,000	$488,657
VeriSign, Inc., 2.70%, 6/15/31	450,000	400,882
VeriSign, Inc., 5.25%, 6/1/32	250,000	248,156
		2,237,241
Life Sciences Tools and Services — 0.7%
Thermo Fisher Scientific, Inc., 4.98%, 8/10/30	100,000	100,391
Thermo Fisher Scientific, Inc., 4.20%, 3/1/31	500,000	485,650
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	500,000	498,047
Thermo Fisher Scientific, Inc., 5.20%, 1/31/34	500,000	499,543
Thermo Fisher Scientific, Inc., 4.79%, 10/7/35	550,000	529,201
Thermo Fisher Scientific, Inc., 4.90%, 2/12/36	500,000	481,450
		2,594,282
Machinery — 1.5%
Caterpillar, Inc., 5.20%, 5/15/35	925,000	923,170
Cummins, Inc., 4.70%, 2/15/31	925,000	919,729
Cummins, Inc., 5.15%, 2/20/34	250,000	249,012
Cummins, Inc., 5.30%, 5/9/35	1,825,000	1,818,011
Deere Funding Canada Corp., 4.15%, 10/9/30	200,000	194,413
Ingersoll Rand, Inc., 5.70%, 8/14/33	250,000	255,054
Ingersoll Rand, Inc., 5.45%, 6/15/34	456,000	456,918
John Deere Capital Corp., 3.90%, 6/7/32	625,000	593,327
		5,409,634
Media — 0.4%
AppLovin Corp., 5.125%, 12/1/29	1,000,000	1,001,836
Fox Corp., 6.50%, 10/13/33	450,000	474,194
		1,476,030
Metals and Mining — 1.7%
Barrick Mining Corp., 6.45%, 10/15/35	100,000	107,070
BHP Billiton Finance USA Ltd., 5.25%, 9/8/30	650,000	657,947
BHP Billiton Finance USA Ltd., 5.30%, 2/21/35	1,275,000	1,271,262
Freeport-McMoRan, Inc., 5.25%, 9/1/29	1,000,000	1,003,359
Kinross Gold Corp., 6.25%, 7/15/33	133,000	138,951
Nucor Corp., 5.10%, 6/1/35	400,000	394,253
Nucor Corp., 6.40%, 12/1/37	400,000	428,286
Rio Tinto Finance USA PLC, 4.875%, 3/14/30	175,000	175,139
Southern Copper Corp., 7.50%, 7/27/35	350,000	396,426
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	92,995
Steel Dynamics, Inc., 5.25%, 5/15/35	475,000	466,947
Vale Overseas Ltd., 3.75%, 7/8/30	750,000	713,393
		5,846,028
Multi-Utilities — 0.9%
Ameren Corp., 5.375%, 3/15/35	475,000	469,621
Consumers Energy Co., 3.60%, 8/15/32	400,000	371,605
Consumers Energy Co., 4.625%, 5/15/33	200,000	193,924
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	102,380
DTE Energy Co., 5.20%, 4/1/30	825,000	829,244
DTE Energy Co., 5.85%, 6/1/34	200,000	204,412
Public Service Enterprise Group, Inc., 4.90%, 3/15/30	700,000	698,789
San Diego Gas & Electric Co., 5.40%, 4/15/35	150,000	148,801
		3,018,776
Oil, Gas and Consumable Fuels — 4.0%
Boardwalk Pipelines LP, 3.60%, 9/1/32	925,000	846,513
9

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
BP Capital Markets America, Inc., 4.89%, 9/11/33	$1,760,000	$1,728,488
BP Capital Markets America, Inc., 5.23%, 11/17/34	750,000	747,979
Canadian Natural Resources Ltd., 5.85%, 2/1/35	110,000	112,582
Chevron USA, Inc., 4.82%, 4/15/32	950,000	946,193
Chevron USA, Inc., 6.00%, 3/1/41	248,000	266,529
ConocoPhillips Co., 6.60%, 10/1/37	100,000	109,647
DCP Midstream Operating LP, 3.25%, 2/15/32	875,000	801,306
Diamondback Energy, Inc., 5.55%, 4/1/35	200,000	201,273
Energy Transfer LP, 5.25%, 4/15/29	650,000	655,817
Enterprise Products Operating LLC, 4.85%, 1/31/34	300,000	292,780
Enterprise Products Operating LLC, 5.20%, 1/15/36	850,000	834,949
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	250,000	279,783
Kinder Morgan, Inc., 5.30%, 12/1/34	850,000	839,597
MPLX LP, 5.40%, 4/1/35	850,000	835,292
ONEOK, Inc., 6.00%, 6/15/35	60,000	61,218
ONEOK, Inc., 5.40%, 10/15/35	700,000	687,171
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 9/15/34	825,000	827,361
Plains All American Pipeline LP/PAA Finance Corp., 5.60%, 1/15/36	650,000	640,930
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	66,873
Targa Resources Corp., 5.65%, 2/15/36	500,000	498,133
TransCanada PipeLines Ltd., 6.20%, 10/15/37	925,000	955,945
Valero Energy Corp., 5.15%, 2/15/30	175,000	176,249
Williams Cos., Inc., 5.60%, 3/15/35	825,000	823,772
		14,236,380
Personal Care Products — 0.7%
Estee Lauder Cos., Inc., 4.65%, 5/15/33	300,000	289,678
Kenvue, Inc., 4.90%, 3/22/33	600,000	591,683
Unilever Capital Corp., 4.625%, 8/12/34	1,700,000	1,648,432
		2,529,793
Pharmaceuticals — 3.0%
AstraZeneca PLC, 6.45%, 9/15/37	1,400,000	1,511,310
Bristol-Myers Squibb Co., 5.10%, 2/22/31	400,000	402,735
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	202,986
Bristol-Myers Squibb Co., 5.20%, 2/22/34	500,000	500,153
Bristol-Myers Squibb Co., 4.125%, 6/15/39	1,600,000	1,385,676
Eli Lilly & Co., 4.90%, 10/15/35	850,000	830,202
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	686,000	731,394
Merck & Co., Inc., 4.15%, 3/15/31	250,000	242,653
Merck & Co., Inc., 4.75%, 12/4/35	1,150,000	1,099,008
Merck & Co., Inc., 5.20%, 5/22/36	500,000	493,643
Novartis Capital Corp., 4.60%, 3/18/33	600,000	584,679
Novartis Capital Corp., 4.20%, 9/18/34	250,000	235,708
Pfizer, Inc., 4.50%, 11/15/32	500,000	485,103
Pfizer, Inc., 7.20%, 3/15/39	700,000	795,751
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	65,569
Takeda U.S. Financing, Inc., 5.20%, 7/7/35	1,000,000	976,672
		10,543,242
Professional Services — 0.2%
Paychex, Inc., 5.35%, 4/15/32	150,000	149,918
Paychex, Inc., 1, 5.60%, 4/15/35	150,000	148,959
Verisk Analytics, Inc., 5.25%, 3/15/35	250,000	243,343
		542,220
10

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
Real Estate Management and Development — 0.3%
CBRE Services, Inc., 2.50%, 4/1/31(1)	$400,000	$356,485
CBRE Services, Inc., 5.95%, 8/15/34	325,000	331,286
First Industrial LP, 5.25%, 1/15/31	250,000	249,810
		937,581
Residential REITs — 0.3%
UDR, Inc., 3.20%, 1/15/30	264,000	249,372
UDR, Inc., 3.00%, 8/15/31	875,000	791,655
UDR, Inc., 5.125%, 9/1/34	200,000	195,356
		1,236,383
Retail REITs — 0.3%
Realty Income Corp., 4.50%, 2/1/33	900,000	861,216
Realty Income Corp., 5.125%, 4/15/35	75,000	73,144
		934,360
Semiconductors and Semiconductor Equipment — 2.0%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	148,036
Broadcom, Inc., 5.05%, 4/15/30	650,000	647,781
Broadcom, Inc., 5.15%, 11/15/31	825,000	818,424
Broadcom, Inc., 5.20%, 4/15/32	350,000	346,691
Broadcom, Inc., 4.30%, 11/15/32	760,000	712,271
Intel Corp., 3.90%, 3/25/30	725,000	697,306
KLA Corp., 4.65%, 7/15/32	1,675,000	1,638,504
NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, 1/15/33	120,000	117,276
QUALCOMM, Inc., 4.75%, 5/20/32	1,400,000	1,381,416
Texas Instruments, Inc., 4.90%, 3/14/33	400,000	397,064
		6,904,769
Software — 0.3%
Autodesk, Inc., 2.85%, 1/15/30	150,000	140,210
Oracle Corp., 6.50%, 4/15/38	250,000	241,838
Salesforce, Inc., 1.95%, 7/15/31	500,000	432,538
ServiceNow, Inc., 4.70%, 8/15/31	100,000	98,303
ServiceNow, Inc., 5.05%, 5/15/33	100,000	98,317
		1,011,206
Specialized REITs — 1.2%
American Tower Corp., 2.90%, 1/15/30	100,000	93,401
American Tower Corp., 4.90%, 3/15/30	550,000	547,535
American Tower Corp., 2.10%, 6/15/30	1,000,000	897,073
American Tower Corp., 5.35%, 3/15/35	200,000	197,209
Crown Castle, Inc., 5.60%, 6/1/29	150,000	152,256
Crown Castle, Inc., 3.30%, 7/1/30	150,000	139,885
Public Storage Operating Co., 2.30%, 5/1/31	1,600,000	1,423,416
Weyerhaeuser Co., 4.00%, 4/15/30	875,000	845,017
		4,295,792
Specialty Retail — 0.5%
AutoZone, Inc., 4.00%, 4/15/30	150,000	144,948
Home Depot, Inc., 4.95%, 6/25/34	1,125,000	1,106,799
Home Depot, Inc., 4.65%, 9/15/35	500,000	477,814
		1,729,561
Technology Hardware, Storage and Peripherals — 0.5%
Dell International LLC/EMC Corp., 5.75%, 2/1/33	150,000	153,226
Dell International LLC/EMC Corp., 5.40%, 4/15/34	475,000	472,155
Dell International LLC/EMC Corp., 5.10%, 2/15/36	850,000	817,433
11

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
NetApp, Inc., 5.50%, 3/17/32	$250,000	$251,328
		1,694,142
Textiles, Apparel and Luxury Goods — 0.2%
Ralph Lauren Corp., 5.00%, 6/15/32	850,000	847,861
Water Utilities — 0.3%
American Water Capital Corp., 5.25%, 3/1/35	1,150,000	1,140,142
Wireless Telecommunication Services — 0.5%
Rogers Communications, Inc., 3.80%, 3/15/32	1,000,000	919,428
T-Mobile USA, Inc., 5.125%, 5/15/32	150,000	149,171
Vodafone Group PLC, 6.15%, 2/27/37	630,000	649,875
		1,718,474
TOTAL CORPORATE BONDS (Cost $227,704,609)		221,978,928
U.S. TREASURY SECURITIES — 24.8%
U.S. Treasury Bonds, 6.125%, 11/15/27	1,450,000	1,481,662
U.S. Treasury Bonds, 5.25%, 11/15/28	750,000	764,326
U.S. Treasury Bonds, 1.875%, 2/15/41	2,000,000	1,348,125
U.S. Treasury Bonds, 1.75%, 8/15/41	4,400,000	2,860,945
U.S. Treasury Bonds, 2.00%, 11/15/41	3,000,000	2,014,453
U.S. Treasury Bonds, 2.875%, 5/15/43	3,000,000	2,226,797
U.S. Treasury Bonds, 3.125%, 8/15/44	2,475,000	1,869,012
U.S. Treasury Bonds, 2.50%, 2/15/45	2,800,000	1,890,109
U.S. Treasury Bonds, 2.50%, 2/15/46	2,750,000	1,823,594
U.S. Treasury Bonds, 2.25%, 8/15/46	2,400,000	1,503,234
U.S. Treasury Notes, 1.75%, 12/31/26	1,500,000	1,489,340
U.S. Treasury Notes, 4.125%, 1/31/27	1,500,000	1,500,944
U.S. Treasury Notes, 4.125%, 2/28/27	1,000,000	1,000,622
U.S. Treasury Notes, 4.50%, 5/15/27	1,000,000	1,002,589
U.S. Treasury Notes, 3.875%, 5/31/27	1,000,000	998,133
U.S. Treasury Notes, 0.75%, 1/31/28	1,050,000	999,387
U.S. Treasury Notes, 1.125%, 2/29/28	800,000	763,453
U.S. Treasury Notes, 1.25%, 6/30/28	1,300,000	1,230,150
U.S. Treasury Notes, 3.875%, 7/15/28	1,300,000	1,289,234
U.S. Treasury Notes, 1.125%, 8/31/28	1,500,000	1,408,565
U.S. Treasury Notes, 1.25%, 9/30/28	2,200,000	2,065,637
U.S. Treasury Notes, 3.50%, 11/15/28	1,800,000	1,767,586
U.S. Treasury Notes, 1.50%, 11/30/28	2,000,000	1,878,555
U.S. Treasury Notes, 1.375%, 12/31/28	2,100,000	1,961,900
U.S. Treasury Notes, 1.75%, 1/31/29	2,100,000	1,974,697
U.S. Treasury Notes, 4.00%, 1/31/29	1,000,000	991,348
U.S. Treasury Notes, 2.625%, 2/15/29	2,100,000	2,014,893
U.S. Treasury Notes, 4.25%, 2/28/29	2,100,000	2,094,012
U.S. Treasury Notes, 2.375%, 3/31/29	2,000,000	1,902,695
U.S. Treasury Notes, 2.75%, 5/31/29	2,500,000	2,394,629
U.S. Treasury Notes, 4.00%, 7/31/29	2,550,000	2,521,761
U.S. Treasury Notes, 3.625%, 8/31/29	2,000,000	1,956,133
U.S. Treasury Notes, 3.75%, 6/30/30	1,875,000	1,828,455
U.S. Treasury Notes, 4.875%, 10/31/30	900,000	913,693
U.S. Treasury Notes, 0.875%, 11/15/30	2,200,000	1,899,262
U.S. Treasury Notes, 3.75%, 12/31/30(3)	1,620,000	1,573,741
U.S. Treasury Notes, 4.00%, 1/31/31	2,000,000	1,961,406
U.S. Treasury Notes, 4.25%, 2/28/31	2,150,000	2,129,676
12

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
U.S. Treasury Notes, 4.125%, 3/31/31	$2,000,000	$1,970,117
U.S. Treasury Notes, 1.625%, 5/15/31	1,900,000	1,671,109
U.S. Treasury Notes, 1.25%, 8/15/31	1,450,000	1,241,987
U.S. Treasury Notes, 1.375%, 11/15/31	1,250,000	1,068,848
U.S. Treasury Notes, 1.875%, 2/15/32	2,000,000	1,744,766
U.S. Treasury Notes, 2.875%, 5/15/32	2,150,000	1,970,441
U.S. Treasury Notes, 2.75%, 8/15/32	2,100,000	1,903,248
U.S. Treasury Notes, 3.75%, 10/31/32	750,000	717,100
U.S. Treasury Notes, 3.50%, 2/15/33	2,400,000	2,254,828
U.S. Treasury Notes, 3.875%, 8/15/33	1,750,000	1,673,164
U.S. Treasury Notes, 4.25%, 11/15/34	1,000,000	970,762
U.S. Treasury Notes, 4.625%, 2/15/35	950,000	945,658
U.S. Treasury Notes, 4.25%, 5/15/35	1,900,000	1,839,066
U.S. Treasury Notes, 4.00%, 11/15/35	1,750,000	1,656,177
U.S. Treasury Notes, 4.125%, 2/15/36	1,350,000	1,287,984
U.S. Treasury Notes, 4.375%, 5/15/36	1,000,000	971,797
TOTAL U.S. TREASURY SECURITIES (Cost $89,126,644)		87,181,805
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
GNMA, 3.50%, TBA	1,000,000	874,264
GNMA, 3.50%, TBA	1,000,000	873,796
GNMA, 4.50%, TBA	2,500,000	2,340,652
GNMA, 4.50%, TBA	2,000,000	1,869,631
GNMA, 5.00%, TBA	5,000,000	4,841,953
GNMA, 5.00%, TBA	5,000,000	4,836,094
GNMA, 5.50%, TBA	5,500,000	5,461,751
GNMA, 5.50%, TBA	3,000,000	2,974,801
GNMA, 6.00%, TBA	4,250,000	4,309,588
GNMA, 6.00%, TBA	2,500,000	2,529,778
UMBS, 2.00%, TBA	1,000,000	903,427
UMBS, 2.00%, TBA	500,000	451,558
UMBS, 3.00%, TBA	2,500,000	2,130,935
UMBS, 3.00%, TBA	1,000,000	851,593
UMBS, 3.50%, TBA	2,000,000	1,877,862
UMBS, 3.50%, TBA	1,750,000	1,642,036
UMBS, 3.50%, TBA	1,750,000	1,551,826
UMBS, 3.50%, TBA	1,000,000	885,977
UMBS, 4.00%, TBA	3,000,000	2,737,734
UMBS, 4.00%, TBA	2,000,000	1,821,562
UMBS, 4.00%, TBA	1,500,000	1,434,884
UMBS, 4.00%, TBA	1,250,000	1,194,857
UMBS, 4.00%, TBA	750,000	683,818
UMBS, 4.50%, TBA	4,500,000	4,218,834
UMBS, 4.50%, TBA	3,500,000	3,279,811
UMBS, 4.50%, TBA	2,250,000	2,111,790
UMBS, 4.50%, TBA	1,500,000	1,462,793
UMBS, 4.50%, TBA	1,000,000	975,977
UMBS, 5.00%, TBA	2,000,000	1,929,572
UMBS, 5.00%, TBA	2,000,000	1,926,916
UMBS, 5.50%, TBA	2,000,000	1,979,738
UMBS, 5.50%, TBA	1,500,000	1,480,292
13

Schedule of Investments - Avantis Core Fixed Income Fund

	Principal Amount/Shares	Value
UMBS, 5.50%, TBA	$1,000,000	$988,267
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $69,686,133)		69,434,367
U.S. GOVERNMENT AGENCY SECURITIES — 0.9%
FHLB, 4.625%, 11/17/26	250,000	250,367
FHLB, 1.25%, 12/21/26	250,000	247,925
FHLB, 3.875%, 3/10/28	500,000	496,093
FHLB, 3.25%, 6/9/28	250,000	245,911
FHLMC, 0.80%, 10/27/26	250,000	248,828
FHLMC, 3.92%, 1/16/29	500,000	494,424
FHLMC, 4.00%, 3/9/29	250,000	247,303
FHLMC, 4.00%, 3/19/29	250,000	247,119
FHLMC, 6.75%, 3/15/31	250,000	273,046
FNMA, 6.625%, 11/15/30	300,000	324,231
Tennessee Valley Authority, 3.875%, 3/15/28	250,000	248,117
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,337,452)		3,323,364
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Canada — 0.3%
Export Development Canada, 3.875%, 2/14/28	600,000	596,034
Export Development Canada, 4.125%, 2/13/29	500,000	496,861
		1,092,895
Sweden — 0.1%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	197,977
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,301,904)		1,290,872
SHORT-TERM INVESTMENTS — 10.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	123,043	123,043
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,715,085	2,715,085
		2,838,128
Treasury Bills(5) — 10.0%
U.S. Treasury Bills, 3.71%, 9/1/26	$5,000,000	5,000,000
U.S. Treasury Bills, 3.78%, 9/17/26	5,000,000	4,991,924
U.S. Treasury Bills, 3.84%, 9/22/26	5,000,000	4,989,376
U.S. Treasury Bills, 3.77%, 9/24/26	5,000,000	4,988,356
U.S. Treasury Bills, 3.71%, 9/29/26	1,000,000	997,125
U.S. Treasury Bills, 3.79%, 10/1/26	1,500,000	1,495,401
U.S. Treasury Bills, 3.79%, 10/8/26	4,750,000	4,731,882
U.S. Treasury Bills, 3.78%, 10/15/26	3,000,000	2,986,397
U.S. Treasury Bills, 3.77%, 10/29/26	5,000,000	4,969,830
		35,150,291
TOTAL SHORT-TERM INVESTMENTS (Cost $37,988,830)		37,988,419
TOTAL INVESTMENT SECURITIES — 119.7% (Cost $429,145,572)		421,197,755
OTHER ASSETS AND LIABILITIES — (19.7)%		(69,400,168)
TOTAL NET ASSETS — 100.0%		$351,797,587

14

Schedule of Investments - Avantis Core Fixed Income Fund

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	3	December 2026	$325,875	$(2,287)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 45	Sell	1.00%	12/20/30	$7,000,000	$120,286	$41,808	$162,094
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,626,302. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,978,219, which represented 0.6% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $402,178.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,715,085.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

15

Schedule of Investments - Avantis Core Fixed Income Fund

FAIR VALUE MEASUREMENTS
The following is a summary of the fund’s valuation inputs as of period end.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$221,978,928	—
U.S. Treasury Securities	—	87,181,805	—
U.S. Government Agency Mortgage-Backed Securities	—	69,434,367	—
U.S. Government Agency Securities	—	3,323,364	—
Sovereign Governments and Agencies	—	1,290,872	—
Short-Term Investments	$2,838,128	35,150,291	—
	$2,838,128	$418,359,627	—
Other Financial Instruments
Swap Agreements	—	$162,094	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,287	—	—

DERIVATIVE INSTRUMENTS
As of period end, the value of derivative instruments located on the Statement of Assets and Liabilities were as follows:

	Type of Risk Exposure
	Credit	Interest Rate	Total
Liability Derivatives:
Payable for variation margin on futures contracts*	—	$1,781	$1,781
Payable for variation margin on swap agreements*	$49	—	49
			$1,830
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

The following is a summary of the effect of derivative instruments on the Statement of Operations for the period ended August 31, 2026.

	Type of Risk Exposure
	Credit	Interest Rate	Total
Net realized gain (loss) on:
Futures contract transactions	—	$(5,702)	$(5,702)
Swap agreement transactions	$33,759	—	33,759
			$28,057
Change in net unrealized appreciation (depreciation) on:
Futures contracts	—	$(3,768)	$(3,768)
Swap agreements	$28,645	—	28,645
			$24,877
See Notes to Financial Statements.
16

Statement of Assets and Liabilities

AUGUST 31, 2026
Avantis Core Fixed Income Fund
Assets
Investment securities, at value	$418,482,670
Investment made with cash collateral received for securities on loan, at value	2,715,085
Receivable for investments sold	38,103,208
Receivable for capital shares sold	132,426
Interest receivable	3,717,550
Securities lending receivable	691
463,151,630

Liabilities
Payable for collateral received for securities on loan	2,715,085
Payable for investments purchased	108,066,702
Payable for capital shares redeemed	568,979
Payable for variation margin on futures contracts	1,781
Payable for variation margin on swap agreements	49
Accrued management fees	1,447
111,354,043

Net Assets	$351,797,587

Net Assets Consist of:
Capital paid in	$366,397,129
Distributable earnings (loss)	(14,599,542)
$351,797,587

Investment securities, at cost	$426,430,487
Investment securities on loan, at value	$2,626,302
Investment made with cash collateral received for securities on loan, at cost	$2,715,085

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$11,387,857	1,385,183	$8.22
G Class	$340,409,730	41,384,510	$8.23

See Notes to Financial Statements.
17

Statement of Operations

YEAR ENDED AUGUST 31, 2026
Avantis Core Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$11,573,010
Securities lending, net	34,883
11,607,893
Expenses:
Management fees	388,208
Interest expenses	6,697
394,905
Fees waived - G Class	(371,090)
23,815

Net investment income (loss)	11,584,078

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,039,168)
Futures contract transactions	(5,702)
Swap agreement transactions	33,759
(2,011,111)

Change in net unrealized appreciation (depreciation) on:
Investments	(9,793,199)
Futures contracts	(3,768)
Swap agreements	28,645
(9,768,322)

Net realized and unrealized gain (loss)	(11,779,433)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(195,355)

See Notes to Financial Statements.
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Statement of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Core Fixed Income Fund
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$11,584,078	$4,261,581
Net realized gain (loss)	(2,011,111)	(517,113)
Change in net unrealized appreciation (depreciation)	(9,768,322)	1,576,706
Net increase (decrease) in net assets resulting from operations	(195,355)	5,321,174

Distributions to Shareholders
From earnings:
Institutional Class	(497,379)	(415,713)
G Class	(11,118,408)	(3,856,783)
Decrease in net assets from distributions	(11,615,787)	(4,272,496)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	199,600,738	98,686,846

Net increase (decrease) in net assets	187,789,596	99,735,524

Net Assets
Beginning of period	164,007,991	64,272,467
End of period	$351,797,587	$164,007,991

See Notes to Financial Statements.
19

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. The financial statements herein relate to the following fund and the respective share classes offered by the trust.

Avantis Core Fixed Income Fund	Institutional, G

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). A fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities, convertible bonds and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

20

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. The Schedule of Investments provides additional information on a fund's level classifications.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. A fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — A fund may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. A fund may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, a fund may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the fund's distributor, American Century Investment Services, Inc., and the fund's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of
21

managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

The annual management fee including any waiver impacts for the period ended August 31, 2026 are as follows:

	Annual Management Fee
	Institutional Class	G Class	G Class (before waiver)
Avantis Core Fixed Income Fund	0.15%	0.00%	0.15%

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
Avantis Core Fixed Income Fund	American Century Asset Allocation Portfolios, Inc.	49%

4. Investment Transactions

Investment transactions, including TBA transactions and excluding short-term investments, for the period ended August 31, 2026 were as follows:

Avantis Core Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$788,376,807
Purchases of other investment securities	$163,035,371
Total Purchases	$951,412,178

Sales of U.S. Treasury and Government Agency obligations	$695,380,079
Sales of other investment securities	$33,470,263
Total Sales	$728,850,342

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended August 31, 2026		Year ended August 31, 2025
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	435,554	$3,673,490	503,234	$4,204,562
Issued in reinvestment of distributions	58,814	495,771	49,648	415,713
Redeemed	(407,165)	(3,431,766)	(211,360)	(1,768,591)
	87,203	737,495	341,522	2,851,684
G Class
Sold	28,985,411	246,844,361	14,867,717	124,047,686
Issued in reinvestment of distributions	1,323,903	11,118,394	460,012	3,856,783
Redeemed	(7,029,855)	(59,099,512)	(3,828,774)	(32,069,307)
	23,279,459	198,863,243	11,498,955	95,835,162
Net increase (decrease)	23,366,662	$199,600,738	11,840,477	$98,686,846

6. Derivative Instruments

A fund may invest in various types of derivative instruments as permitted by its investment objectives and policies. The following is a summary of the primary underlying risks and derivative strategies used during the period. The Schedule of Investments provides additional information on the value and effect of a fund’s derivative instruments activity.

22

Credit Risk — The fund may be subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The average notional exposure to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income Fund	$5,300,000

Interest Rate Risk — The fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$371,620	—

7. Risk Factors

The overall risk profile of a fund will be impacted by the fund’s investment strategy, including the investment vehicles and techniques utilized to manage a portfolio. The net asset value of a fund will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis Core Fixed Income Fund	$11,615,787	—	$4,272,496	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

23

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Avantis Core Fixed Income Fund
Federal tax cost of investments	$429,580,271
Gross tax appreciation of investments	$133,912
Gross tax depreciation of investments	(8,516,428)
Net tax appreciation (depreciation) of investments	(8,382,516)
Net tax appreciation (depreciation) on derivatives	28,002
Net tax appreciation (depreciation)	$(8,354,514)
Undistributed ordinary income	$208
Accumulated short-term capital losses	$(3,883,919)
Accumulated long-term capital losses	$(2,361,317)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

24

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Portfolio Turnover Rate (excluding TBA transactions)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2026	$ 8.45	0.37	(0.23)	0.14	(0.37)	—	(0.37)	$8.22	1.61%	0.15%	0.15%	4.33%	4.33%	265%	29%	$11,388
2025	$ 8.49	0.38	(0.04)	0.34	(0.38)	—	(0.38)	$8.45	4.14%	0.15%	0.15%	4.53%	4.53%	319%	56%	$10,966
2024	$ 8.25	0.37	0.24	0.61	(0.37)	—	(0.37)	$8.49	7.57%	0.15%	0.15%	4.47%	4.47%	325%	44%	$8,124
2023	$ 8.60	0.30	(0.35)	(0.05)	(0.30)	—	(0.30)	$8.25	(0.57)%	0.16%	0.16%	3.60%	3.60%	345%	33%	$4,433
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	119%	$5,090
G Class
2026	$ 8.45	0.38	(0.22)	0.16	(0.38)	—	(0.38)	$8.23	1.89%	0.00%	0.15%	4.48%	4.33%	265%	29%	$340,410
2025	$ 8.50	0.39	(0.05)	0.34	(0.39)	—	(0.39)	$8.45	4.18%	0.00%	0.15%	4.68%	4.53%	319%	56%	$153,042
2024	$ 8.26	0.38	0.24	0.62	(0.38)	—	(0.38)	$8.50	7.73%	0.00%	0.15%	4.62%	4.47%	325%	44%	$56,148
2023	$ 8.60	0.31	(0.34)	(0.03)	(0.31)	—	(0.31)	$8.26	(0.30)%	0.01%	0.16%	3.75%	3.60%	345%	33%	$38,646
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%	0.15%	2.23%	2.08%	481%	119%	$27,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders of Avantis® Core Fixed Income Fund and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Avantis® Core Fixed Income Fund (the “Fund”), one of the funds constituting the American Century ETF Trust, as of August 31, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
26

Approval of Management Agreement

At a meeting held on June 22, 2026, the Fund’s Board of Trustees (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Fund’s management agreement, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning the Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Fund;
•the wide range of programs and services the Advisor and other service providers provide to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of the Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of the Fund;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Trustees’ counsel)
27

•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Fund and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, and, for certain funds, fees and expenses of the Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing the Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

28

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided in response thereto. These payments could include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis Core Fixed Income Fund - The Fund’s performance was above its benchmark for the one- and three-year periods reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is fair in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.
29

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The fund hereby designates the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Qualified Interest Income
Avantis Core Fixed Income Fund	$10,263,570

30

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-96960 2610

Annual Financial Statements and Other Information

August 31, 2026

Avantis® All Equity Markets ETF (AVGE)
Avantis® All Equity Markets Value ETF (AVGV)
Avantis® All International Markets Equity ETF (AVNM)
Avantis® All International Markets Value ETF (AVNV)
Avantis® Moderate Allocation ETF (AVMA)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit avantisinvestors.com/docs.

Schedule of Investments - Avantis All Equity Markets ETF
AUGUST 31, 2026

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 70.7%
Avantis Real Estate ETF(2)	710,194	$33,684,501
Avantis U.S. Equity ETF	4,020,898	523,279,666
Avantis U.S. Large Cap Value ETF	2,007,125	188,368,681
Avantis U.S. Mid Cap Equity ETF	207,304	16,532,494
Avantis U.S. Mid Cap Value ETF	206,798	16,789,930
Avantis U.S. Small Cap Equity ETF	584,717	42,485,537
Avantis U.S. Small Cap Value ETF	344,827	43,093,030
		864,233,839
International Equity Funds — 29.2%
Avantis Emerging Markets Equity ETF	852,552	80,557,639
Avantis Emerging Markets Small Cap Equity ETF	160,140	11,129,730
Avantis Emerging Markets Value ETF	610,790	40,562,564
Avantis International Equity ETF	1,392,597	130,388,857
Avantis International Large Cap Value ETF	809,683	67,090,333
Avantis International Small Cap Equity ETF(2)	161,131	12,973,624
Avantis International Small Cap Value ETF	132,735	14,927,378
		357,630,125
TOTAL UNDERLYING FUNDS (Cost $927,149,664)		1,221,863,964
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	952,690	952,690
State Street Navigator Securities Lending Government Money Market Portfolio(3)	584,750	584,750
TOTAL SHORT-TERM INVESTMENTS (Cost $1,537,440)		1,537,440
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $928,687,104)		1,223,401,404
OTHER ASSETS AND LIABILITIES — 0.0%		(596,232)
TOTAL NET ASSETS — 100.0%		$1,222,805,172

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $571,914. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $584,750.

See Notes to Financial Statements.
2

Schedule of Investments - Avantis All Equity Markets Value ETF
AUGUST 31, 2026

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 62.1%
Avantis U.S. Large Cap Value ETF	1,820,054	$170,812,068
Avantis U.S. Mid Cap Value ETF(2)	413,627	33,582,376
Avantis U.S. Small Cap Value ETF	667,379	83,402,354
		287,796,798
International Equity Funds — 37.8%
Avantis Emerging Markets Value ETF	717,460	47,646,519
Avantis International Large Cap Value ETF	1,007,329	83,467,281
Avantis International Small Cap Value ETF	392,194	44,106,137
		175,219,937
TOTAL UNDERLYING FUNDS (Cost $382,432,248)		463,016,735
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	366,519	366,519
State Street Navigator Securities Lending Government Money Market Portfolio(3)	144,420	144,420
TOTAL SHORT-TERM INVESTMENTS (Cost $510,939)		510,939
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $382,943,187)		463,527,674
OTHER ASSETS AND LIABILITIES — 0.0%		(150,587)
TOTAL NET ASSETS — 100.0%		$463,377,087

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $141,271. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $144,420.

See Notes to Financial Statements.
3

Schedule of Investments - Avantis All International Markets Equity ETF
AUGUST 31, 2026

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Equity ETF	1,483,813	$140,205,491
Avantis Emerging Markets Small Cap Equity ETF(2)	203,426	14,138,107
Avantis Emerging Markets Value ETF	1,129,900	75,036,659
Avantis International Equity ETF	3,231,441	302,559,821
Avantis International Large Cap Value ETF	1,875,426	155,397,798
Avantis International Small Cap Equity ETF	191,769	15,440,473
Avantis International Small Cap Value ETF	473,855	53,289,733
		756,068,082
TOTAL UNDERLYING FUNDS (Cost $592,152,795)		756,068,082
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	639,094	639,094
State Street Navigator Securities Lending Government Money Market Portfolio(3)	142,000	142,000
TOTAL SHORT-TERM INVESTMENTS (Cost $781,094)		781,094
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $592,933,889)		756,849,176
OTHER ASSETS AND LIABILITIES — 0.0%		(154,968)
TOTAL NET ASSETS — 100.0%		$756,694,208

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $139,000. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $142,000.

See Notes to Financial Statements.
4

Schedule of Investments - Avantis All International Markets Value ETF
AUGUST 31, 2026

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
International Equity Funds — 99.9%
Avantis Emerging Markets Value ETF	332,410	$22,075,348
Avantis International Large Cap Value ETF	425,259	35,236,961
Avantis International Small Cap Value ETF	175,318	19,716,262
		77,028,571
TOTAL UNDERLYING FUNDS (Cost $70,437,456)		77,028,571
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $87,739)	87,739	87,739
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $70,525,195)		77,116,310
OTHER ASSETS AND LIABILITIES — 0.0%		(1,520)
TOTAL NET ASSETS — 100.0%		$77,114,790

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments - Avantis Moderate Allocation ETF
AUGUST 31, 2026

	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 47.0%
Avantis Real Estate ETF(2)	31,159	$1,477,871
Avantis U.S. Equity ETF	193,569	25,191,070
Avantis U.S. Large Cap Value ETF	96,198	9,028,182
Avantis U.S. Mid Cap Equity ETF	10,198	813,290
Avantis U.S. Mid Cap Value ETF(2)	9,995	811,494
Avantis U.S. Small Cap Equity ETF	29,339	2,131,772
Avantis U.S. Small Cap Value ETF	16,582	2,072,253
		41,525,932
Domestic Fixed Income Funds — 25.6%
Avantis Core Fixed Income ETF	383,168	15,594,938
Avantis Short-Term Fixed Income ETF	150,745	6,979,493
		22,574,431
International Equity Funds — 19.3%
Avantis Emerging Markets Equity ETF	41,634	3,933,997
Avantis Emerging Markets Small Cap Equity ETF	7,651	531,744
Avantis Emerging Markets Value ETF	27,961	1,856,890
Avantis International Equity ETF	66,077	6,186,790
Avantis International Large Cap Value ETF	39,079	3,238,086
Avantis International Small Cap Equity ETF	7,380	594,208
Avantis International Small Cap Value ETF	6,114	687,580
		17,029,295
International Fixed Income Funds — 8.0%
Avantis Credit ETF(2)	138,116	7,026,652
TOTAL UNDERLYING FUNDS (Cost $78,193,048)		88,156,310
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	77,201	77,201
State Street Navigator Securities Lending Government Money Market Portfolio(3)	456,730	456,730
TOTAL SHORT-TERM INVESTMENTS (Cost $533,931)		533,931
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $78,726,979)		88,690,241
OTHER ASSETS AND LIABILITIES — (0.5)%		(453,895)
TOTAL NET ASSETS — 100.0%		$88,236,346

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $446,763. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $456,730.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Assets
Investment securities - affiliated, at value	$1,221,863,964	$463,016,735
Investment securities, at value	952,690	366,519
Investment made with cash collateral received for securities on loan, at value	584,750	144,420
Receivable for capital shares sold	2,273,342	1,097,530
Interest receivable	3,028	1,166
Securities lending receivable	11,277	2,116
	1,225,689,051	464,628,486

Liabilities
Payable for collateral received for securities on loan	584,750	144,420
Payable for investments purchased	2,268,781	1,095,511
Accrued management fees	30,348	11,468
	2,883,879	1,251,399

Net Assets	$1,222,805,172	$463,377,087

Shares outstanding (unlimited number of shares authorized)	12,102,500	5,277,500

Net Asset Value Per Share	$101.04	$87.80

Net Assets Consist of:
Capital paid in	$928,457,173	$382,913,230
Distributable earnings (loss)	294,347,999	80,463,857
	$1,222,805,172	$463,377,087

Investment securities - affiliated, at cost	$927,149,664	$382,432,248
Investment securities on loan - affiliated, at value	$571,914	$141,271
Investment securities, at cost	$952,690	$366,519
Investment made with cash collateral received for securities on loan, at cost	$584,750	$144,420

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

AUGUST 31, 2026
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Assets
Investment securities - affiliated, at value	$756,068,082	$77,028,571
Investment securities, at value	639,094	87,739
Investment made with cash collateral received for securities on loan, at value	142,000	—
Interest receivable	1,838	239
Securities lending receivable	3,843	—
	756,854,857	77,116,549

Liabilities
Payable for collateral received for securities on loan	142,000	—
Accrued management fees	18,649	1,759
	160,649	1,759

Net Assets	$756,694,208	$77,114,790

Shares outstanding (unlimited number of shares authorized)	8,862,500	885,000

Net Asset Value Per Share	$85.38	$87.14

Net Assets Consist of:
Capital paid in	$592,778,921	$70,523,675
Distributable earnings (loss)	163,915,287	6,591,115
	$756,694,208	$77,114,790

Investment securities - affiliated, at cost	$592,152,795	$70,437,456
Investment securities on loan - affiliated, at value	$139,000	—
Investment securities, at cost	$639,094	$87,739
Investment made with cash collateral received for securities on loan, at cost	$142,000	—

See Notes to Financial Statements.
8

Statements of Assets and Liabilities

AUGUST 31, 2026
Avantis Moderate Allocation ETF
Assets
Investment securities - affiliated, at value	$88,156,310
Investment securities, at value	77,201
Investment made with cash collateral received for securities on loan, at value	456,730
Interest receivable	229
Securities lending receivable	4,788
88,695,258

Liabilities
Payable for collateral received for securities on loan	456,730
Accrued management fees	2,182
458,912

Net Assets	$88,236,346

Shares outstanding (unlimited number of shares authorized)	1,197,500

Net Asset Value Per Share	$73.68

Net Assets Consist of:
Capital paid in	$78,241,780
Distributable earnings (loss)	9,994,566
$88,236,346

Investment securities - affiliated, at cost	$78,193,048
Investment securities on loan - affiliated, at value	$446,763
Investment securities, at cost	$77,201
Investment made with cash collateral received for securities on loan, at cost	$456,730

See Notes to Financial Statements.
9

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$12,372,539	$4,638,037
Securities lending, net	63,355	56,238
Interest	32,210	11,352
	12,468,104	4,705,627

Expenses:
Management fees	395,164	130,754
Trustees' fees and expenses	—	3,607
	395,164	134,361
Fees waived	(145,927)	(47,714)
	249,237	86,647

Net investment income (loss)	12,218,867	4,618,980

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	5,495,348	—
Change in net unrealized appreciation (depreciation) on investments in underlying funds	169,597,635	62,544,151

Net realized and unrealized gain (loss)	175,092,983	62,544,151

Net Increase (Decrease) in Net Assets Resulting from Operations	$187,311,850	$67,163,131

See Notes to Financial Statements.
10

Statements of Operations

YEAR ENDED AUGUST 31, 2026
	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$13,406,043	$1,124,990
Securities lending, net	97,716	—
Interest	21,715	2,120
	13,525,474	1,127,110

Expenses:
Management fees	259,332	20,595
Trustees' fees and expenses	7,156	556
	266,488	21,151
Fees waived	(96,273)	(7,534)
	170,215	13,617

Net investment income (loss)	13,355,259	1,113,493

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	1,856,844	3,043,004
Change in net unrealized appreciation (depreciation) on investments in underlying funds	113,522,204	5,618,867

Net realized and unrealized gain (loss)	115,379,048	8,661,871

Net Increase (Decrease) in Net Assets Resulting from Operations	$128,734,307	$9,775,364

See Notes to Financial Statements.
11

Statements of Operations

YEAR ENDED AUGUST 31, 2026
Avantis Moderate Allocation ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$1,361,665
Securities lending, net	28,155
Interest	2,509
1,392,329

Expenses:
Management fees	28,489
Trustees' fees and expenses	792
29,281
Fees waived	(10,523)
18,758

Net investment income (loss)	1,373,571

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on sales of investments in underlying funds	1,604,111
Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,715,479

Net realized and unrealized gain (loss)	8,319,590

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,693,161

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis All Equity Markets ETF		Avantis All Equity Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$12,218,867	$9,754,915	$4,618,980	$3,356,009
Net realized gain (loss)	5,495,348	7,433,892	—	8,687,396
Change in net unrealized appreciation (depreciation)	169,597,635	57,531,970	62,544,151	7,830,613
Net increase (decrease) in net assets resulting from operations	187,311,850	74,720,777	67,163,131	19,874,018

Distributions to Shareholders
From earnings	(12,266,350)	(9,762,351)	(4,633,774)	(3,359,528)

Capital Share Transactions
Proceeds from shares sold	464,503,255	138,168,777	240,837,281	97,869,464
Payments for shares redeemed	(13,355,901)	(25,355,092)	—	(50,546,318)
Net increase (decrease) in net assets from capital share transactions	451,147,354	112,813,685	240,837,281	47,323,146

Net increase (decrease) in net assets	626,192,854	177,772,111	303,366,638	63,837,636

Net Assets
Beginning of period	596,612,318	418,840,207	160,010,449	96,172,813
End of period	$1,222,805,172	$596,612,318	$463,377,087	$160,010,449

Transactions in Shares of the Funds
Sold	4,917,500	1,880,000	2,965,000	1,560,000
Redeemed	(142,500)	(335,000)	—	(807,500)
Net increase (decrease) in shares of the funds	4,775,000	1,545,000	2,965,000	752,500

See Notes to Financial Statements.
13

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis All International Markets Equity ETF		Avantis All International Markets Value ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$13,355,259	$5,975,580	$1,113,493	$695,618
Net realized gain (loss)	1,856,844	1,222,500	3,043,004	4,880,592
Change in net unrealized appreciation (depreciation)	113,522,204	47,403,535	5,618,867	725,603
Net increase (decrease) in net assets resulting from operations	128,734,307	54,601,615	9,775,364	6,301,813

Distributions to Shareholders
From earnings	(13,375,588)	(5,985,579)	(1,117,260)	(696,590)

Capital Share Transactions
Proceeds from shares sold	307,121,352	256,995,434	84,504,858	52,591,393
Payments for shares redeemed	(6,961,231)	(6,982,049)	(36,048,693)	(41,292,696)
Net increase (decrease) in net assets from capital share transactions	300,160,121	250,013,385	48,456,165	11,298,697

Net increase (decrease) in net assets	415,518,840	298,629,421	57,114,269	16,903,920

Net Assets
Beginning of period	341,175,368	42,545,947	20,000,521	3,096,601
End of period	$756,694,208	$341,175,368	$77,114,790	$20,000,521

Transactions in Shares of the Funds
Sold	3,962,500	4,382,500	1,082,500	865,000
Redeemed	(97,500)	(112,500)	(485,000)	(630,000)
Net increase (decrease) in shares of the funds	3,865,000	4,270,000	597,500	235,000

See Notes to Financial Statements.
14

Statements of Changes in Net Assets

YEARS ENDED AUGUST 31, 2026 AND AUGUST 31, 2025
	Avantis Moderate Allocation ETF
Increase (Decrease) in Net Assets	August 31, 2026	August 31, 2025
Operations
Net investment income (loss)	$1,373,571	$799,568
Net realized gain (loss)	1,604,111	519,286
Change in net unrealized appreciation (depreciation)	6,715,479	2,111,356
Net increase (decrease) in net assets resulting from operations	9,693,161	3,430,210

Distributions to Shareholders
From earnings	(1,253,263)	(729,366)

Capital Share Transactions
Proceeds from shares sold	47,480,209	26,773,961
Payments for shares redeemed	(8,237,133)	(5,083,468)
Net increase (decrease) in net assets from capital share transactions	39,243,076	21,690,493

Net increase (decrease) in net assets	47,682,974	24,391,337

Net Assets
Beginning of period	40,553,372	16,162,035
End of period	$88,236,346	$40,553,372

Transactions in Shares of the Funds
Sold	680,000	447,500
Redeemed	(117,500)	(87,500)
Net increase (decrease) in shares of the funds	562,500	360,000

See Notes to Financial Statements.
15

Notes to Financial Statements

AUGUST 31, 2026

1. Organization

American Century ETF Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Delaware statutory trust. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other Avantis exchange-traded funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at avantisinvestors.com. The financial statements herein relate to the following funds offered by the trust.

Fund Name	Ticker	Exchange
Avantis All Equity Markets ETF	AVGE	NYSE Arca, Inc.
Avantis All Equity Markets Value ETF	AVGV	NYSE Arca, Inc.
Avantis All International Markets Equity ETF	AVNM	NYSE Arca, Inc.
Avantis All International Markets Value ETF	AVNV	NYSE Arca, Inc.
Avantis Moderate Allocation ETF	AVMA	NYSE Arca, Inc.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund's investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the
16

accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income, if any, are generally declared and paid quarterly. Prior to January 1, 2026, distributions from net investment income were declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes a fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, a fund may experience delays in recovery of the loaned securities or delays in access to collateral, or a fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, a fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities, and the remaining contractual maturities of any securities lending transactions are considered overnight and continuous.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.  ACIM serves as the investment advisor for the underlying funds.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses, extraordinary expenses and, in the case of certain funds, fees and expenses of the independent trustees (including legal counsel fees). The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears. From September 1, 2025 through July 31, 2026, the investment advisor agreed to waive 0.02% of each fund’s management fee. Effective August 1, 2026, the investment advisor terminated the waiver and decreased the annual management fee by 0.02%.

The annual management fee and the effective annual management fee after waiver for the period ended August 31, 2026 are as follows:

	Annual Management Fee*	Effective Annual Management Fee
		Before Waiver	After Waiver
Avantis All Equity Markets ETF	0.03%	0.05%	0.03%
Avantis All Equity Markets Value ETF	0.03%	0.05%	0.03%
Avantis All International Markets Equity ETF	0.03%	0.05%	0.03%
Avantis All International Markets Value ETF	0.03%	0.05%	0.03%
Avantis Moderate Allocation ETF	0.03%	0.05%	0.03%
*Prior to August 1, 2026, the annual management fee for each fund was 0.05%.

Trustees' Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the funds. The trustees receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

17

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions, excluding short-term investments and in kind transactions, for the period ended August 31, 2026 were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Purchases	$8,464,117	$3,179,756	$7,123,849	$520,570	$6,596,057
Sales	—	—	—	—	$578,560

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended August 31, 2026 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis All Equity Markets ETF	$455,375,292	$13,312,797	$5,495,348
Avantis All Equity Markets Value ETF	$237,387,881	—	—
Avantis All International Markets Equity ETF	$299,567,645	$6,943,555	$1,856,844
Avantis All International Markets Value ETF	$83,841,977	$35,981,774	$3,043,004
Avantis Moderate Allocation ETF	$41,508,819	$8,200,987	$1,614,673
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended August 31, 2026 and August 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Avantis All Equity Markets ETF	$12,266,350	—	$9,762,351	—
Avantis All Equity Markets Value ETF	$4,633,774	—	$3,359,528	—
Avantis All International Markets Equity ETF	$13,375,588	—	$5,985,579	—
Avantis All International Markets Value ETF	$1,117,260	—	$696,590	—
Avantis Moderate Allocation ETF	$1,253,263	—	$729,366	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

18

The reclassifications, which are primarily due to in-kind transactions, were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Capital paid in	$5,447,865	$(14,794)	$1,836,515	$3,039,237	$1,727,763
Distributable earnings (loss)	$(5,447,865)	$14,794	$(1,836,515)	$(3,039,237)	$(1,727,763)

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	Avantis All Equity Markets ETF	Avantis All Equity Markets Value ETF	Avantis All International Markets Equity ETF
Federal tax cost of investments	$928,778,318	$382,943,398	$592,933,889
Gross tax appreciation of investments	$294,623,086	$80,584,276	$163,915,287
Gross tax depreciation of investments	—	—	—
Net tax appreciation (depreciation) of investments	$294,623,086	$80,584,276	$163,915,287
Undistributed ordinary income	—	—	—
Accumulated short-term capital losses	$(275,087)	$(120,419)	—

	Avantis All International Markets Value ETF	Avantis Moderate Allocation ETF
Federal tax cost of investments	$70,525,195	$78,726,979
Gross tax appreciation of investments	$6,591,115	$10,357,277
Gross tax depreciation of investments	—	(394,015)
Net tax appreciation (depreciation) of investments	$6,591,115	$9,963,262
Undistributed ordinary income	—	$41,866
Accumulated short-term capital losses	—	$(10,485)
Accumulated long-term capital losses	—	$(77)

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.
Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

19

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended August 31, 2026 follows:

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets ETF (Amounts in thousands)
Avantis Real Estate ETF(2)	$15,543	$17,245	$312	$1,208	$33,684	710	$63	$680
Avantis U.S. Equity ETF	258,863	197,959	3,184	69,642	523,280	4,021	2,526	3,393
Avantis U.S. Large Cap Value ETF	86,759	70,222	1,175	32,563	188,369	2,007	861	1,413
Avantis U.S. Mid Cap Equity ETF	8,132	7,065	122	1,457	16,532	207	59	107
Avantis U.S. Mid Cap Value ETF	8,224	7,004	120	1,682	16,790	207	62	122
Avantis U.S. Small Cap Equity ETF	19,676	16,542	289	6,557	42,486	585	173	277
Avantis U.S. Small Cap Value ETF	21,309	15,860	291	6,215	43,093	345	181	387
Avantis Emerging Markets Equity ETF	37,603	29,372	502	14,085	80,558	853	370	1,079
Avantis Emerging Markets Small Cap Equity ETF	5,963	4,506	94	755	11,130	160	25	171
Avantis Emerging Markets Value ETF	21,212	15,002	293	4,641	40,562	611	156	707
Avantis International Equity ETF	65,842	48,954	849	16,442	130,389	1,393	579	2,321
Avantis International Large Cap Value ETF	33,096	24,437	417	9,974	67,090	810	311	1,204
Avantis International Small Cap Equity ETF(2)	6,497	4,845	90	1,722	12,974	161	49	210
Avantis International Small Cap Value ETF	7,525	4,826	79	2,655	14,927	133	80	302
	$596,244	$463,839	$7,817	$169,598	$1,221,864	12,203	$5,495	$12,373
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All Equity Markets Value ETF (Amounts in thousands)
Avantis U.S. Large Cap Value ETF	$56,639	$87,712	—	$26,461	$170,812	1,820	—	$1,094
Avantis U.S. Mid Cap Value ETF(2)	12,066	18,523	—	2,994	33,583	414	—	208
Avantis U.S. Small Cap Value ETF	28,123	44,558	—	10,721	83,402	667	—	613
Avantis Emerging Markets Value ETF	17,081	26,033	—	4,533	47,647	717	—	669
Avantis International Large Cap Value ETF	29,986	42,495	—	10,986	83,467	1,007	—	1,290
Avantis International Small Cap Value ETF	16,010	21,247	—	6,849	44,106	392	—	764
	$159,905	$240,568	—	$62,544	$463,017	5,017	—	$4,638
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Equity ETF (Amounts in thousands)
Avantis Emerging Markets Equity ETF	$61,108	$53,863	$901	$26,135	$140,205	1,484	$370	$1,955
Avantis Emerging Markets Small Cap Equity ETF(2)	—	13,146	29	1,021	14,138	203	1	115
Avantis Emerging Markets Value ETF	39,201	27,049	574	9,361	75,037	1,130	199	1,402
Avantis International Equity ETF	139,800	124,504	2,104	40,360	302,560	3,231	723	5,646
Avantis International Large Cap Value ETF	70,309	61,768	1,048	24,369	155,398	1,875	378	2,906
Avantis International Small Cap Equity ETF	—	13,978	31	1,493	15,440	192	2	169
Avantis International Small Cap Value ETF	30,523	12,383	399	10,783	53,290	474	184	1,213
	$340,941	$306,691	$5,086	$113,522	$756,068	8,589	$1,857	$13,406
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis All International Markets Value ETF (Amounts in thousands)
Avantis Emerging Markets Value ETF	$5,717	$24,806	$9,690	$1,243	$22,076	332	$648	$284
Avantis International Large Cap Value ETF	9,277	38,408	15,175	2,727	35,237	425	1,429	520
Avantis International Small Cap Value ETF	4,992	21,149	8,074	1,649	19,716	175	966	321
	$19,986	$84,363	$32,939	$5,619	$77,029	932	$3,043	$1,125
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Moderate Allocation ETF (Amounts in thousands)
Avantis Real Estate ETF(2)	$750	$827	$140	$41	$1,478	31	$15	$33
Avantis U.S. Equity ETF	11,994	11,929	1,646	2,914	25,191	194	697	165
Avantis U.S. Large Cap Value ETF	4,051	4,157	620	1,440	9,028	96	234	69
Avantis U.S. Mid Cap Equity ETF	408	404	62	63	813	10	18	6
Avantis U.S. Mid Cap Value ETF(2)	411	406	81	75	811	10	18	6
Avantis U.S. Small Cap Equity ETF	1,001	967	146	310	2,132	29	48	14
Avantis U.S. Small Cap Value ETF	983	960	152	281	2,072	17	44	19
Avantis Core Fixed Income ETF	8,535	9,014	1,534	(420)	15,595	383	27	495
Avantis Short-Term Fixed Income ETF	4,134	3,839	868	(126)	6,979	151	8	237
Avantis Emerging Markets Equity ETF	1,793	1,775	248	614	3,934	42	128	55
Avantis Emerging Markets Small Cap Equity ETF	270	269	37	30	532	8	11	8
Avantis Emerging Markets Value ETF	932	908	169	186	1,857	28	48	33
Avantis International Equity ETF	3,050	3,077	633	693	6,187	66	168	109
Avantis International Large Cap Value ETF	1,570	1,484	247	431	3,238	39	97	59
Avantis International Small Cap Equity ETF	275	291	42	70	594	7	16	10
Avantis International Small Cap Value ETF	354	289	66	111	688	6	26	14
Avantis Credit ETF(2)	—	7,509	484	2	7,027	138	1	30
	$40,511	$48,105	$7,175	$6,715	$88,156	1,255	$1,604	$1,362
(1)Distributions received includes distributions from net investment income and from capital gains, if any.
(2)Security, or a portion thereof, is on loan.

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2026	$81.42	1.35	19.66	21.01	(1.39)	$101.04	26.02%	0.03%	0.05%	1.47%	1.45%	0%	$1,222,805
2025	$72.43	1.49	8.96	10.45	(1.46)	$81.42	14.64%	0.03%	0.05%	2.00%	1.98%	0%	$596,612
2024	$60.97	1.33	11.44	12.77	(1.31)	$72.43	21.16%	0.03%	0.05%	2.02%	2.00%	2%	$418,840
2023(5)	$50.01	1.07	10.88	11.95	(0.99)	$60.97	24.04%	0.03%	0.05%	1.98%	1.96%	2%	$219,809

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)September 27, 2022 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets Value ETF
2026	$69.19	1.34	18.66	20.00	(1.39)	$87.80	29.19%	0.03%	0.05%	1.67%	1.65%	0%	$463,377
2025	$61.65	1.64	7.37	9.01	(1.47)	$69.19	14.89%	0.03%	0.05%	2.60%	2.58%	0%	$160,010
2024	$52.59	1.39	8.98	10.37	(1.31)	$61.65	19.95%	0.03%	0.05%	2.42%	2.40%	8%	$96,173
2023(5)	$50.62	—(6)	1.97	1.97	—	$52.59	3.89%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$18,405

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Equity ETF
2026	$68.27	1.93	17.12	19.05	(1.94)	$85.38	28.26%	0.03%	0.05%	2.46%	2.44%	0%	$756,694
2025	$58.48	2.40	9.39	11.79	(2.00)	$68.27	20.71%	0.03%	0.05%	3.85%	3.83%	0%	$341,175
2024	$51.18	1.74	7.40	9.14	(1.84)	$58.48	18.20%	0.03%	0.05%	3.14%	3.12%	0%	$42,546
2023(5)	$50.43	—(6)	0.75	0.75	—	$51.18	1.50%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$640

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis All International Markets Value ETF
2026	$69.57	2.06	17.71	19.77	(2.20)	$87.14	28.83%	0.03%	0.05%	2.56%	2.54%	0%	$77,115
2025	$58.98	2.16	10.68	12.84	(2.25)	$69.57	22.44%	0.03%	0.05%	3.56%	3.54%	0%	$20,001
2024	$51.50	1.91	7.25	9.16	(1.68)	$58.98	18.11%	0.03%	0.05%	3.44%	3.42%	0%	$3,097
2023(5)	$50.37	—(6)	1.13	1.13	—	$51.50	2.26%	0.03%	0.05%	(0.03)%	(0.05)%	0%	$386

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
(6)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Operating Expenses (before expense waiver)(3)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(4)	Net Assets, End of Period (in thousands)
Avantis Moderate Allocation ETF
2026	$63.86	1.59	9.70	11.29	(1.47)	$73.68	17.88%	0.03%	0.05%	2.30%	2.28%	1%	$88,236
2025	$58.77	1.68	4.90	6.58	(1.49)	$63.86	11.40%	0.03%	0.05%	2.80%	2.78%	0%	$40,553
2024	$51.44	1.43	7.06	8.49	(1.16)	$58.77	16.68%	0.03%	0.05%	2.58%	2.56%	0%	$16,162
2023(5)	$50.39	0.06	0.99	1.05	—	$51.44	2.09%	0.03%	0.05%	0.69%	0.67%	0%	$2,058

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.
(4)Excludes securities received or delivered in kind.
(5)June 27, 2023 (fund inception) through August 31, 2023.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Century ETF Trust:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of the American Century ETF Trust comprising the Avantis® All Equity Markets ETF, Avantis® All Equity Markets Value ETF, Avantis® All International Markets Equity ETF, Avantis® All International Markets Value ETF, and Avantis® Moderate Allocation ETF, (the “Funds”), including the schedules of investments, as of August 31, 2026; the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds listed above constituting the American Century ETF Trust as of August 31, 2026, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Fund Comprising the American Century ETF Trust	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Avantis® All Equity Markets ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from September 27, 2022 (fund inception) through August 31, 2023
Avantis® All Equity Markets Value ETF	For the year ended August 31, 2026	For the years ended August 31, 2026 and 2025	For the years ended August 31, 2026, 2025, and 2024, and the period from June 27, 2023 (fund inception) through August 31, 2023
Avantis® All International Markets Equity ETF
Avantis® All International Markets Value ETF
Avantis® Moderate Allocation ETF

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
October 20, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
28

Approval of Management Agreements

At a meeting held on June 22, 2026, the Funds’ Board of Trustees (the “Board”) unanimously approved the renewal of the management agreements pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Trustees, including a majority of the independent Trustees.

Prior to their consideration of the renewal of the Funds’ management agreements, the Trustees requested and reviewed extensive data and information compiled by the Advisor and certain independent data providers concerning each Fund. This review was in addition to the oversight and evaluation undertaken by the Board and its Audit Committee on a continual basis and the information received was supplemental to the extensive information that the Board and its Audit Committee receive and consider over time.

In connection with its consideration of the renewal of the management agreements, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to:

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to each Fund;
•the wide range of programs and services the Advisor and other service providers provide to each Fund and its shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to each Fund, the profitability of each Fund to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of each Fund;
•any collateral or “fall-out” benefits derived by the Advisor from the management of each Fund;
•fees and expenses associated with any investment by each Fund in other funds;
•payments to intermediaries by each Fund and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The independent Trustees met separately in private sessions to discuss the renewal and to review and discuss the information provided in response to their request. The independent Trustees also held active discussions with the Advisor regarding the renewal of the management agreements. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreements for the Funds. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreements, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under each Fund’s management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•capital markets support
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
•shareholder servicing
29

•legal services (except the independent Trustees’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans, if applicable)

Investment Management Services. The nature of the investment management services provided to each Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Trustees recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks over different time horizons. The Trustees also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with its respective management agreement.

Shareholder and Other Services. Under the management agreements, the Advisor provides or arranges for a comprehensive package of services to the Funds. The Board, directly and through its Audit Committee, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder services provided, if applicable, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the respective management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreements, and the reasonableness of the terms of the current management agreements. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to the Funds and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders additional content and services.

Comparison to Other Funds’ Fees. The management agreements provide that each Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of each Fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1, if applicable, and for certain funds, fees and expenses of each Fund’s independent Trustees (including their independent legal counsel). Under the unified fee structure, the Advisor is responsible for providing investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing and shareholder services, or arranging and supervising third parties to provide such services. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Funds and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider comparing each Fund’s unified fee to the total expense ratios of its peers. The Board concluded that the management fee paid by each Fund to the Advisor under its respective management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to funds or other advisory clients managed similarly to the Funds. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to each Fund were reasonable by comparison.

30

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments could include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of each Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in each Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

Avantis All Equity Markets ETF - The Fund’s performance was below its benchmark for the one- and three-year periods reviewed by the Board. The Trustees discussed with the Advisor steps being taken to address the underperformance. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.05% to 0.03%), beginning August 1, 2026.
Avantis All Equity Markets Value ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.05% to 0.03%), beginning August 1, 2026.
Avantis All International Markets Equity ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.05% to 0.03%), beginning August 1, 2026.
Avantis All International Markets Value ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer expense universe and was the lowest of its peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.05% to 0.03%), beginning August 1, 2026.
Avantis Moderate Allocation ETF - The Fund’s performance was above its benchmark for the one-year period reviewed by the Board. The unified fee charged to shareholders of the Fund was the lowest of the total expense ratios of the Fund’s peer expense universe and peer expense group. The Board and the Advisor agreed to permanently reduce the Fund’s annual unified management fee by 0.02% (e.g., the unified fee will be reduced from 0.05% to 0.03%), beginning August 1, 2026.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreements are fair and reasonable and that the management fee charged to each Fund is fair in light of the services provided and that the management agreements between the Funds and the Advisor should be renewed for an additional one-year period.
31

Other Tax Information
The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended August 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended August 31, 2026.

Corporate Dividends Received Deduction
Avantis All Equity Markets ETF	$5,698,746
Avantis All Equity Markets Value ETF	$1,915,059
Avantis All International Markets Equity ETF	—
Avantis All International Markets Value ETF	—
Avantis Moderate Allocation ETF	$279,340

For the fiscal year ended August 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
Avantis All Equity Markets ETF	$269,773	$0.0223	$6,073,410	$0.5018
Avantis All Equity Markets Value ETF	$122,527	$0.0232	$2,794,289	$0.5295
Avantis All International Markets Equity ETF	$557,002	$0.0628	$13,609,185	$1.5356
Avantis All International Markets Value ETF	$44,722	$0.0505	$1,148,004	$1.2972
Avantis Moderate Allocation ETF	$13,909	$0.0116	$293,499	$0.2451

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
Avantis All Equity Markets ETF	—
Avantis All Equity Markets Value ETF	—
Avantis All International Markets Equity ETF	—
Avantis All International Markets Value ETF	—
Avantis Moderate Allocation ETF	$113,090
32

Contact Us	avantisinvestors.com
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Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-98024 2610

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 13(a)(1) to American Century ETF Trust’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on File No. 811-23305, on October 25, 2018.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	October 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	October 29, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	October 29, 2026